UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08090

                                     Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                                 Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                         Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:     (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.95%
Fixed Income Fund–2.95%
American Funds Insurance Series®–
Mortgage Bond Fund	2,217,270	$24,057,377

		24,057,377

Total Affiliated Investment Company (Cost $22,667,930)		24,057,377

UNAFFILIATED INVESTMENT COMPANIES–97.26%
Asset Allocation Fund–18.13%
²American Funds®–
Capital Income Builder	2,571,285	147,874,594

		147,874,594

Equity Funds–24.22%
²American Funds®–
†AMCAP Fund	1,561,416	41,080,853
American Mutual Fund	1,182,340	41,263,650
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,094,613	41,220,250
Growth Fund	619,420	41,148,097
Growth-Income Fund	722,623	32,872,119

		197,584,969

Fixed Income Funds–30.66%
²American Funds®–
Intermediate Bond Fund of America	2,944,681	40,136,007
American Funds Insurance Series®–
Bond Fund	17,527,328	193,676,979
High-Income Bond Fund	1,732,192	16,351,891

		250,164,877

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–22.16%
²American Funds®–
EuroPacific Growth Fund	370,995	$16,423,961
American Funds Insurance Series®–
Global Growth & Income Fund	1,316,530	16,351,299
Global Growth Fund	973,278	24,546,072
†Global Small Capitalization Fund	1,754,273	41,400,843
International Fund	4,614,105	82,084,927

		180,807,102

International Fixed Income Fund–2.00%
American Funds Insurance Series®–
Global Bond Fund	1,408,799	16,356,155

		16,356,155

Money Market Fund–0.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	700,445	700,445

		700,445

Total Unaffiliated Investment Companies (Cost $745,539,342)		793,488,142

TOTAL VALUE OF SECURITIES–100.21% (Cost $768,207,272)	817,545,519
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(1,718,635)

NET ASSETS APPLICABLE TO 67,677,088 SHARES OUTSTANDING–100.00%	$815,826,884

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$768,207,272

Aggregate unrealized appreciation	$52,708,688
Aggregate unrealized depreciation	(3,370,441)

Net unrealized appreciation	$49,338,247

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$817,545,519

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 19040, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Mortgage Bond Fund	$24,562,867	$355,289	$1,404,602	$30,199	$24,057,377	$—	$—

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.10%
Asset Allocation Fund–18.20%
²American Funds®–
Capital Income Builder	598,989	$34,447,867

		34,447,867

Equity Funds–18.24%
²American Funds®–
†AMCAP Fund	291,400	7,666,728
American Mutual Fund	275,223	9,605,279
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	433,220	5,770,495
Growth Fund	86,540	5,748,858
Growth-Income Fund	126,252	5,743,221

		34,534,581

Fixed Income Funds–53.57%
²American Funds®–
Intermediate Bond Fund of America	1,234,803	16,830,361
American Funds Insurance Series®–
Bond Fund	5,954,560	65,797,893
High-Income Bond Fund	604,181	5,703,469
Mortgage Bond Fund	688,727	7,472,683
U.S. Government/AAA-Rated Securities Fund	443,212	5,615,501

		101,419,907

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–8.08%
American Funds Insurance Series®–
Global Growth Fund	150,849	$3,804,402
†Global Small Capitalization Fund	163,568	3,860,196
International Fund	429,387	7,638,795

		15,303,393

International Fixed Income Fund–2.01%
American Funds Insurance Series®–
Global Bond Fund	328,190	3,810,281

		3,810,281

Total Unaffiliated Investment Companies (Cost $181,436,741)		189,516,029

TOTAL VALUE OF SECURITIES–100.10% (Cost $181,436,741)	189,516,029
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(185,382)

NET ASSETS APPLICABLE TO 16,759,851 SHARES OUTSTANDING–100.00%	$189,330,647

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,436,741

Aggregate unrealized appreciation	$9,308,274
Aggregate unrealized depreciation	(1,228,986)

Net unrealized appreciation	$8,079,288

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$189,516,029

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Income Allocation Fund–2

LVIP American Growth Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.94%
Fixed Income Fund–2.94%
American Funds Insurance Series®–
Mortgage Bond Fund	2,253,024	$24,445,312

		24,445,312

Total Affiliated Investment Company (Cost $23,387,375)		24,445,312

UNAFFILIATED INVESTMENT COMPANIES–97.14%
Asset Allocation Fund–15.07%
²American Funds®–
Capital Income Builder	2,178,294	125,273,711

		125,273,711

Equity Funds–25.17%
²American Funds®–
†AMCAP Fund	1,587,432	41,765,329
American Mutual Fund	1,442,526	50,344,150
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,146,533	41,911,813
Growth Fund	629,694	41,830,590
Growth-Income Fund	734,669	33,420,080

		209,271,962

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds–22.70%
²American Funds®–
Intermediate Bond Fund of America	2,393,806	$32,627,582
American Funds Insurance Series®–
Bond Fund	12,617,230	139,420,393
High-Income Bond Fund	1,761,271	16,626,395

		188,674,370

International Equity Funds–34.19%
²American Funds®–
EuroPacific Growth Fund	943,016	41,747,303
American Funds Insurance Series®–
Global Growth & Income Fund	2,014,105	25,015,187
Global Growth Fund	991,467	25,004,804
†Global Small Capitalization Fund	2,137,215	50,438,271
International Fund	7,035,046	125,153,474
New World Fund	896,951	16,871,646

		284,230,685

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	49,686	49,686

		49,686

Total Unaffiliated Investment Companies (Cost $758,538,418)		807,500,414

TOTAL VALUE OF SECURITIES–100.08% (Cost $781,925,793)	831,945,726
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(660,323)

NET ASSETS APPLICABLE TO 67,259,962 SHARES OUTSTANDING–100.00%	$831,285,403

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$781,925,793

Aggregate unrealized appreciation	$55,155,239
Aggregate unrealized depreciation	(5,135,306)

Net unrealized appreciation	$50,019,933

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$831,945,726

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss) on Investments Sold	Value 3/31/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Mortgage Bond Fund	$25,208,989	$387,200	$1,710,000	$28,089	$24,445,312	$—	$—

LVIP American Growth Allocation Fund–3

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.58%
Equity Fund–93.58%
*American Century VP Mid Cap Value Fund	9,066,476	$165,463,194

Total Affiliated Investment Company (Cost $169,998,250)		165,463,194

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.37%
Money Market Fund–6.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	11,267,852	$11,267,852

Total Unaffiliated Investment Company (Cost $11,267,852)		11,267,852

TOTAL VALUE OF SECURITIES–99.95% (Cost $181,266,102)	176,731,046
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	88,660

NET ASSETS APPLICABLE TO 15,772,497 SHARES OUTSTANDING–100.00%	$176,819,706

*	Class I shares.

«	Includes $181,641 cash collateral held at broker for futures contracts and $56,882 foreign currencies due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	E-mini Russell 2000 Index	$320,886	$332,880	6/20/16	$11,994
26	E-mini S&P 500 Index	2,667,753	2,667,753	6/20/16	41,801
12	E-mini S&P MidCap 400 Index	1,682,808	1,729,440	6/20/16	46,632
3	Euro STOXX 50 Index	99,502	100,056	6/20/16	554

					$100,981

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–1

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century VP Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,266,102

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(4,535,056)

Net unrealized depreciation	$(4,535,056)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$176,731,046

Futures Contracts	$100,981

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–2

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
American Century VP Mid Cap Value Fund	$148,662,301	$20,287,875	$2,699,057	$(303,435)	$165,463,194	$1,083,550	$8,066,805

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

Effective May 1, 2016, the Fund’s name changed to LVIP American Century Select Mid Cap Managed Volatility Fund.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
Global Growth Fund Class 1	4,896,825	$123,497,915

Total Investment Company (Cost $117,936,291)		123,497,915

TOTAL VALUE OF SECURITIES–100.06% (Cost $117,936,291)		123,497,915
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(71,501)

NET ASSETS APPLICABLE TO 7,568,740 SHARES OUTSTANDING–100.00%		$123,426,414

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$117,936,291

Aggregate unrealized appreciation	$5,561,624
Aggregate unrealized depreciation	—

Net unrealized appreciation	$5,561,624

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Company	$123,497,915

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	2,953,534	$69,703,309

Total Investment Company (Cost $59,797,401)		69,703,309

TOTAL VALUE OF SECURITIES–100.07% (Cost $59,797,401)		69,703,309
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(48,116)

NET ASSETS APPLICABLE TO 4,676,287 SHARES OUTSTANDING–100.00%		$69,655,193

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$59,797,401

Aggregate unrealized appreciation	$9,905,908
Aggregate unrealized depreciation	—

Net unrealized appreciation	$9,905,908

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Company	$69,703,309

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Small Capitalization Fund–2

LVIP American Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	5,011,937	$332,942,302

Total Investment Company (Cost $296,820,483)		332,942,302

TOTAL VALUE OF SECURITIES–100.06% (Cost $296,820,483)		332,942,302
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(188,276)

NET ASSETS APPLICABLE TO 17,337,893 SHARES OUTSTANDING–100.00%		$332,754,026

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$296,820,483

Aggregate unrealized appreciation	$36,121,819
Aggregate unrealized depreciation	—

Net unrealized appreciation	$36,121,819

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Company	$332,942,302

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	6,367,893	$289,675,017

Total Investment Company (Cost $245,940,224)		289,675,017

TOTAL VALUE OF SECURITIES–100.05% (Cost $245,940,224)		289,675,017
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(150,273)

NET ASSETS APPLICABLE TO 15,204,990 SHARES OUTSTANDING–100.00%		$289,524,744

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$245,940,224

Aggregate unrealized appreciation	$43,734,793
Aggregate unrealized depreciation	—

Net unrealized appreciation	$43,734,793

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Company	$289,675,017

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
International Fund Class 1	8,037,405	$142,985,284

Total Investment Company (Cost $137,984,663)		142,985,284

TOTAL VALUE OF SECURITIES–100.06% (Cost $137,984,663)		142,985,284
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(83,224)

NET ASSETS APPLICABLE TO 11,091,369 SHARES OUTSTANDING–100.00%		$142,902,060

LVIP American International Fund–1

LVIP American International Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$137,984,663

Aggregate unrealized appreciation	$5,000,621
Aggregate unrealized depreciation	—

Net unrealized appreciation	$5,000,621

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Company	$142,985,284

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–31.57%
Fixed Income Funds–31.57%
American Funds Insurance Series®–
Bond Fund	49,698,301	$549,166,222
Mortgage Bond Fund	6,937,302	75,269,731

		624,435,953

Total Affiliated Investment Companies (Cost $622,021,674)		624,435,953

UNAFFILIATED INVESTMENT COMPANIES–68.01%
Asset Allocation Fund–17.55%
²American Funds®–
Capital Income Builder	6,035,031	347,074,638

		347,074,638

Equity Funds–20.51%
²American Funds®–
†AMCAP Fund	6,600,925	173,670,348
American Mutual Fund	4,993,185	174,262,171
American Funds Insurance Series®–
Growth-Income Fund	1,272,068	57,866,351

		405,798,870

Fixed Income Funds–10.52%
²American Funds®–
Intermediate Bond Fund of America	8,292,023	113,020,279
American Funds Insurance Series®–
High-Income Bond Fund	6,076,910	57,366,031
U.S. Government/AAA-Rated Securities Fund	2,976,187	37,708,293

		208,094,603

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–14.63%
²American Funds®–
EuroPacific Growth Fund	3,043,291	$134,726,484
New Perspective Fund	1,642,265	57,742,046
American Funds Insurance Series®–
Global Growth & Income Fund	1,544,960	19,188,398
†Global Small Capitalization Fund	3,296,248	77,791,453

		289,448,381

International Fixed Income Fund–1.94%
American Funds Insurance Series®–
Global Bond Fund	3,306,378	38,387,047

		38,387,047

Money Market Fund–2.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	56,544,068	56,544,068

		56,544,068

Total Unaffiliated Investment Companies (Cost $1,318,920,242)		1,345,347,607

	Principal Amount°

SHORT-TERM INVESTMENT–0.46%
U.S. Treasury Obligation–0.46%
≠U.S. Treasury Bill 0.25% 4/21/16	9,100,000	9,099,500

Total Short-Term Investment (Cost $9,098,736)		9,099,500

TOTAL VALUE OF SECURITIES–100.04% (Cost $1,950,040,652)	1,978,883,060
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(728,355)

NET ASSETS APPLICABLE TO 186,453,948 SHARES OUTSTANDING–100.00%	$1,978,154,705

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

«	Includes $757,429 cash collateral due to broker and $165,944 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
214	British Pound Currency	$19,251,884	$19,223,888	6/14/16	$(27,996)
126	E-mini MSCI Emerging Markets Index	5,244,561	5,253,570	6/20/16	9,009
28	E-mini Russell 2000 Index	3,071,842	3,106,880	6/20/16	35,038
487	E-mini S&P 500 Index	49,790,153	49,954,025	6/20/16	163,872
59	E-mini S&P MidCap 400 Index	8,425,454	8,503,080	6/20/16	77,626
59	Euro Currency	8,328,579	8,416,350	6/14/16	87,771
248	Euro STOXX 50 Index	8,328,414	8,271,259	6/20/16	(57,155)
217	FTSE 100 Index	18,995,151	19,052,158	6/20/16	57,007
18	Japanese Yen Currency	2,013,533	2,003,400	6/14/16	(10,133)
12	Nikkei 225 Index (OSE)	1,793,576	1,787,018	6/10/16	(6,558)

					$328,481

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. U.S. government securities are valued at the mean between their bid and ask prices, which approximates fair value. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,950,040,652

Aggregate unrealized appreciation	$42,556,479
Aggregate unrealized depreciation	(13,714,071)

Net unrealized appreciation	$28,842,408

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Investment Companies	$1,969,783,560	$—	$1,969,783,560
Short-Term Investments	—	9,099,500	9,099,500

Total	$1,969,783,560	$9,099,500	$1,978,883,060

Futures Contracts	$328,481	$—	$328,481

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$542,857,012	$4,396,579	$15,647,462	$(729,596)	$549,166,222	$—	$—
American Funds Insurance Series - Mortgage Bond Fund	77,605,293	618,167	4,668,944	5,348	75,269,731	—	—

Total	$620,462,305	$5,014,746	$20,316,406	$(724,248)	$624,435,953	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP American Global Balanced Allocation Managed Risk Fund–4

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–24.77%
Fixed Income Funds–18.94%
American Funds Insurance Series®–
Bond Fund	56,533,320	$624,693,185
Mortgage Bond Fund	10,095,170	109,532,592

		734,225,777

International Equity Fund–5.83%
American Funds Insurance Series®–
†Global Small Capitalization Fund	9,574,202	225,951,166

		225,951,166

Total Affiliated Investment Companies (Cost $955,774,357)		960,176,943

UNAFFILIATED INVESTMENT COMPANIES–73.93%
Asset Allocation Fund–14.48%
²American Funds®–
Capital Income Builder	9,758,946	561,236,967

		561,236,967

Equity Funds–26.10%
²American Funds®–
†AMCAP Fund	15,645,702	411,638,432
American Mutual Fund	8,612,341	300,570,693
American Funds Insurance Series®–
Growth-Income Fund	6,582,580	299,441,565

		1,011,650,690

Fixed Income Funds–5.69%
²American Funds®–
Intermediate Bond Fund of America	10,725,956	146,194,775

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
American Funds Insurance Series®–
High-Income Bond Fund	7,890,656	$74,487,791

		220,682,566

International Equity Funds–25.12%
²American Funds®–
EuroPacific Growth Fund	13,509,997	598,087,547
New Perspective Fund	6,391,739	224,733,549
American Funds Insurance Series®–
Global Growth & Income Fund	2,997,785	37,232,494
New World Fund	6,027,200	113,371,625

		973,425,215

Money Market Fund–2.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	98,508,464	98,508,464

		98,508,464

Total Unaffiliated Investment Companies (Cost $2,858,392,433)		2,865,503,902

	Principal Amount°

SHORT-TERM INVESTMENT–1.30%
U.S. Treasury Obligation–1.30%
≠U.S. Treasury Bill 0.25% 4/21/16	50,500,000	50,497,223

Total Short-Term Investment (Cost $50,492,986)		50,497,223

TOTAL VALUE OF SECURITIES–100.00% (Cost $3,864,659,776)	3,876,178,068
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(88,790)

NET ASSETS APPLICABLE TO 359,549,618 SHARES OUTSTANDING–100.00%	$3,876,089,278

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

«	Includes $11,474,513 cash collateral held at broker and $1,352,670 foreign currencies due to broker for futures contracts as of March 31, 2016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(644)	British Pound Currency	$(57,234,985)	$(57,851,325)	6/14/16	$(616,340)
(457)	E-mini MSCI Emerging Markets Index	(18,049,834)	(19,054,615)	6/20/16	(1,004,781)
(96)	E-mini Russell 2000 Index	(10,153,363)	(10,652,160)	6/20/16	(498,797)
(1,217)	E-mini S&P 500 Index	(120,443,150)	(124,833,775)	6/20/16	(4,390,625)
(174)	E-mini S&P MidCap 400 Index	(23,913,560)	(25,076,880)	6/20/16	(1,163,320)
(220)	Euro Currency	(30,350,199)	(31,383,000)	6/14/16	(1,032,801)
(1,689)	Euro STOXX 50 Index	(57,584,279)	(56,331,273)	6/20/16	1,253,006
(1,206)	FTSE 100 Index	(105,125,288)	(105,884,343)	6/20/16	(759,055)
(95)	Japanese Yen Currency	(10,558,930)	(10,573,500)	6/14/16	(14,570)
(127)	Nikkei 225 Index (OSE)	(18,500,637)	(18,912,613)	6/10/16	(411,976)

					$(8,639,259)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,864,659,776

Aggregate unrealized appreciation	$65,590,750
Aggregate unrealized depreciation	(54,072,458)

Net unrealized appreciation	$11,518,292

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Investment Companies	$3,825,680,845	$—	$3,825,680,845
Short-Term Investments	—	50,497,223	50,497,223

Total	$3,825,680,845	$50,497,223	$3,876,178,068

Futures Contracts	$(8,639,259)	$—	$(8,639,259)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$572,953,564	$50,169,545	$17,684,938	$(632,931)	$624,693,185	$—	$—
American Funds Insurance Series - Global Small Capitalization Fund	262,717,530	1,452,709	28,424,107	(5,915,571)	225,951,166	—	—
American Funds Insurance Series - High-Income Bond Fund*	148,932,026	—	—	—	—	—	—
American Funds Insurance Series - Mortgage Bond Fund	114,677,342	664,594	8,330,240	26,090	109,532,592	—	—

Total	$1,099,280,462	$52,286,848	$54,439,285	$(6,522,412)	$960,176,943	$—	$—

*Investment company is no longer an affiliate of the Fund as of March 31, 2016.

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP American Global Growth Allocation Managed Risk Fund–4

LVIP American Preservation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–6.98%
Fixed Income Fund–5.00%
American Funds Insurance Series®–
Mortgage Bond Fund	2,292,143	$24,869,756

		24,869,756

Money Market Fund–1.98%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund (seven-day effective yield 0.01%)	986,538	9,865,378

		9,865,378

Total Affiliated Investment Companies (Cost $34,082,284)		34,735,134

UNAFFILIATED INVESTMENT COMPANIES–93.06%
Fixed Income Funds–92.04%
²American Funds®–
Bond Fund of America	2,328,462	30,037,165
Intermediate Bond Fund of America	9,862,653	134,427,957
Short-Term Bond Fund of America	16,867,236	168,503,686

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
American Funds Insurance Series®–
Bond Fund	4,530,005	$50,056,554
High-Income Bond Fund	1,608,097	15,180,438
U.S. Government/AAA-Rated Securities Fund	4,720,856	59,813,250

		458,019,050

International Fixed Income Fund–1.02%
American Funds Insurance Series®–
Global Bond Fund	436,816	5,071,437

		5,071,437

Total Unaffiliated Investment Companies (Cost $460,066,505)		463,090,487

TOTAL VALUE OF SECURITIES–100.04% (Cost $494,148,789)	497,825,621
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(217,625)

NET ASSETS APPLICABLE TO 50,154,827 SHARES OUTSTANDING–100.00%	$497,607,996

²	Class R-6 shares.

*	Standard Class shares.

Class 1 shares.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$494,148,789

Aggregate unrealized appreciation	$4,660,726
Aggregate unrealized depreciation	(983,894)

Net unrealized depreciation	$3,676,832

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$497,825,621

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non- LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain ( Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$21,819,222	$2,942,657	$416,611	$(2,780)	$24,869,756	$—	$—
LVIP Money Market Fund	13,093,130	1,648,974	4,876,726	—	9,865,378	809	—

Total	$34,912,352	$4,591,631	$5,293,337	$(2,780)	$34,735,134	$809	$—

LVIP American Preservation Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–78.73%
U.S. MARKETS–45.37%
Aerospace & Defense–1.66%
Boeing	289	$36,686
General Dynamics	346	45,454
L-3 Communications Holdings	142	16,827
Lockheed Martin	23	5,095
Northrop Grumman	373	73,817
Raytheon	249	30,535
Textron	285	10,391

		218,805

Airlines–1.74%
Delta Air Lines	2,014	98,042
Southwest Airlines	887	39,738
†United Continental Holdings	1,527	91,406

		229,186

Auto Components–0.25%
Goodyear Tire & Rubber	799	26,351
Lear	65	7,226

		33,577

Automobiles–0.29%
General Motors	1,199	37,685

		37,685

Banks–2.45%
Bank of America	396	5,354
Citigroup	1,607	67,092
Citizens Financial Group	1,903	39,868
Comerica	105	3,976
JPMorgan Chase	553	32,749
PNC Financial Services Group	1,031	87,192
SunTrust Banks	874	31,534
Wells Fargo	1,155	55,856

		323,621

Beverages–0.45%
Coca-Cola	69	3,201
PepsiCo	554	56,774

		59,975

Biotechnology–1.30%
AbbVie	268	15,308
†Alkermes	351	12,001
Amgen	221	33,135
Baxalta	180	7,272
†Biogen	21	5,467
Gilead Sciences	473	43,450
†Medivation	517	23,772
†United Therapeutics	275	30,643

		171,048

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Building Products–0.26%
Masco	1,110	$34,909

		34,909

Capital Markets–0.03%
Morgan Stanley	178	4,452

		4,452

Chemicals–1.11%
Dow Chemical	364	18,513
E.I. duPont deNemours	295	18,679
LyondellBasell Industries Class A	612	52,375
Mosaic	125	3,375
Westlake Chemical	1,155	53,477

		146,419

Commercial Services & Supplies–0.08%
Cintas	115	10,328

		10,328

Communications Equipment–0.60%
Cisco Systems	1,500	42,705
†F5 Networks	51	5,398
Juniper Networks	821	20,944
QUALCOMM	190	9,717

		78,764

Construction & Engineering–0.03%
†Jacobs Engineering Group	81	3,528

		3,528

Consumer Finance–0.37%
Capital One Financial	302	20,932
Discover Financial Services	100	5,092
MasterCard Class A	49	4,631
†Synchrony Financial	619	17,741

		48,396

Containers & Packaging–0.13%
International Paper	403	16,539

		16,539

Diversified Financial Services–0.42%
†Berkshire Hathaway Class B	387	54,908

		54,908

Diversified Telecommunication Services–0.41%
Verizon Communications	999	54,026

		54,026

Electric Utilities–0.69%
American Electric Power	712	47,277
Exelon	675	24,205

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
FirstEnergy	527	$18,956

		90,438

Electronic Equipment, Instruments & Components–0.48%
†Arrow Electronics	611	39,354
Avnet	554	24,542

		63,896

Food & Staples Retailing–1.04%
CVS Health	296	30,704
Kroger	606	23,179
†Rite Aid	308	2,510
Wal-Mart Stores	1,182	80,955

		137,348

Food Products–1.95%
Archer-Daniels-Midland	594	21,568
Bunge	543	30,772
ConAgra Foods	1,385	61,799
General Mills	152	9,629
Kraft Heinz	200	15,712
Mead Johnson Nutrition	263	22,347
Mondelez International	574	23,029
Tyson Foods Class A	1,095	72,993

		257,849

Health Care Equipment & Supplies–0.31%
Abbott Laboratories	200	8,366
C.R. Bard	30	6,080
†Edwards Lifesciences	178	15,701
†Hologic	326	11,247

		41,394

Health Care Providers & Services–3.48%
Aetna	471	52,917
AmerisourceBergen	489	42,323
Anthem	420	58,376
Cardinal Health	333	27,289
Cigna	74	10,156
†Express Scripts Holding	509	34,963
†HCA Holdings	360	28,098
Humana	15	2,744
McKesson	324	50,949
@Quest Diagnostics	536	38,297
UnitedHealth Group	739	95,257
Universal Health Services Class B	145	18,084

		459,453

Hotels, Restaurants & Leisure–1.61%
Carnival	961	50,712
Darden Restaurants	825	54,697
Hilton Worldwide Holdings	854	19,232
Las Vegas Sands	235	12,145

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†MGM Resorts International	483	$10,356
Starwood Hotels & Resorts Worldwide	54	4,505
Yum Brands	740	60,569

		212,216

Household Durables–0.19%
DR Horton	832	25,151

		25,151

Household Products–1.03%
Kimberly-Clark	300	40,353
Procter & Gamble	1,163	95,727

		136,080

Industrial Conglomerates–0.16%
General Electric	663	21,077

		21,077

Insurance–1.98%
Allstate	1,010	68,044
American International Group	810	43,781
Assurant	508	39,192
Hartford Financial Services Group	527	24,284
Travelers	423	49,368
Unum Group	408	12,615
XL Group	641	23,589

		260,873

Internet & Catalog Retail–0.79%
†Amazon.com	158	93,795
†Priceline Group	8	10,312

		104,107

Internet Software & Services–2.31%
†Akamai Technologies	148	8,224
†Alphabet Class A	96	73,238
†Alphabet Class C	97	72,260
†eBay	1,953	46,599
†Facebook Class A	692	78,957
†LinkedIn Class A	224	25,614

		304,892

IT Services–1.01%
Accenture Class A	182	21,003
†Cognizant Technology Solutions Class A	456	28,591
†Fiserv	96	9,848
International Business Machines	36	5,452
†PayPal Holdings	77	2,972
†Teradata	350	9,184
Total System Services	404	19,222
†Vantiv Class A	318	17,134

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Xerox	1,819	$20,300

		133,706

Leisure Products–0.17%
Hasbro	279	22,348

		22,348

Life Sciences Tools & Services–0.65%
Agilent Technologies	761	30,326
†Quintiles Transnational Holdings	862	56,116

		86,442

Media–0.98%
Comcast Class A	218	13,315
Interpublic Group	1,052	24,143
Thomson Reuters	132	5,348
Time Warner	316	22,926
Time Warner Cable	81	16,574
Viacom Class B	920	37,978
Walt Disney	90	8,938

		129,222

Multiline Retail–0.16%
Macy’s	233	10,273
Target	134	11,026

		21,299

Multi-Utilities–0.47%
Ameren	109	5,461
Public Service Enterprise Group	1,211	57,087

		62,548

Oil, Gas & Consumable Fuels–2.16%
Exxon Mobil	322	26,916
HollyFrontier	1,562	55,170
Kinder Morgan	1,090	19,467
Marathon Petroleum	1,482	55,101
Phillips 66	299	25,890
Tesoro	515	44,295
Valero Energy	868	55,674
Williams	205	3,294

		285,807

Pharmaceuticals–1.76%
†Allergan	125	33,504
Eli Lilly & Co.	190	13,682
Johnson & Johnson	670	72,494
†Mallinckrodt	609	37,320
Merck	800	42,328
Pfizer	1,039	30,796
†Valeant Pharmaceuticals International	100	2,622

		232,746

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Professional Services–0.61%
Equifax	321	$36,687
ManpowerGroup	217	17,668
Robert Half International	571	26,597

		80,952

Real Estate Investment Trusts–1.35%
American Tower	150	15,355
AvalonBay Communities	42	7,988
Boston Properties	100	12,708
Crown Castle International	100	8,650
Digital Realty Trust	49	4,336
Equinix	19	6,283
Equity Residential	100	7,503
Essex Property Trust	21	4,911
Extra Space Storage	42	3,925
Federal Realty Investment Trust	25	3,901
General Growth Properties	200	5,946
HCP	168	5,473
Host Hotels & Resorts	200	3,340
Kimco Realty	148	4,259
Macerich	48	3,804
Prologis	200	8,836
Public Storage	47	12,964
Realty Income	79	4,938
Simon Property Group	100	20,769
SL Green Realty	34	3,294
Ventas	100	6,296
Vornado Realty Trust	100	9,443
Welltower	100	6,934
Weyerhaeuser	200	6,196

		178,052

Road & Rail–0.04%
CSX	205	5,279

		5,279

Semiconductors & Semiconductor Equipment–1.00%
Analog Devices	96	5,682
Intel	1,206	39,014
Lam Research	78	6,443
Maxim Integrated Products	646	23,760
†Micron Technology	1,313	13,747
NVIDIA	345	12,292
Texas Instruments	442	25,380
Xilinx	124	5,881

		132,199

Software–1.98%
Activision Blizzard	268	9,069
†Citrix Systems	453	35,597
†Electronic Arts	213	14,081
Microsoft	2,467	136,252

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Nuance Communications	498	$9,308
Oracle	770	31,501
†Tableau Software Class A	553	25,366

		261,174

Specialty Retail–1.69%
Best Buy	929	30,137
Foot Locker	329	21,221
Home Depot	520	69,384
Lowe’s	828	62,721
Ross Stores	156	9,032
Staples	1,306	14,405
TJX	200	15,670

		222,570

Technology Hardware, Storage & Peripherals–2.14%
Apple	1,936	211,005
EMC	607	16,177
Hewlett Packard Enterprise	658	11,666
HP	3,551	43,748

		282,596

Textiles, Apparel & Luxury Goods–0.87%
NIKE Class B	1,002	61,593
PVH	394	39,030
Ralph Lauren	149	14,343

		114,966

Tobacco–0.69%
Altria Group	1,106	69,302
Philip Morris International	228	22,369

		91,671

Wireless Telecommunication Services–0.04%
†T-Mobile U.S.	126	4,826

		4,826

Total U.S. Markets (Cost $5,612,836)		5,989,343

§DEVELOPED MARKETS–33.24%
Aerospace & Defense–0.23%
†Finmeccanica	562	7,130
Thales	263	23,044

		30,174

Air Freight & Logistics–0.49%
Royal Mail	9,353	64,574

		64,574

Airlines–0.90%
†Deutsche Lufthansa	2,316	37,436

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Airlines (continued)
International Consolidated Airlines Group	3,693	$29,458
Japan Airlines	1,100	40,288
†Qantas Airways	3,745	11,684

		118,866

Auto Components–0.39%
Magna International	451	19,387
NHK Spring	800	7,656
Nokian Renkaat	365	12,884
Valeo	77	11,986

		51,913

Automobiles–1.22%
†Ferrari	64	2,658
†Fiat Chrysler Automobiles	2,692	21,749
Fuji Heavy Industries	800	28,255
Isuzu Motors	500	5,162
Mazda Motor	800	12,415
Mitsubishi Motors	3,300	24,718
†Peugeot	2,928	50,176
Toyota Motor	300	15,866

		160,999

Banks–1.95%
Banco Popolare	1,768	12,161
Banco Santander	5,209	22,962
Barclays	14,292	30,790
BNP Paribas	129	6,492
†Commerzbank	1,223	10,634
Hokuhoku Financial Group	4,000	5,260
HSBC Holdings	1,705	10,625
ING Groep CVA	1,038	12,556
KBC Groep	312	16,095
Mitsubishi UFJ Financial Group	4,686	21,714
Mizuho Financial Group	11,200	16,729
National Australia Bank	304	6,115
Resona Holdings	4,300	15,344
Societe Generale	1,243	45,940
Sumitomo Mitsui Financial Group	400	12,127
UniCredit	3,151	11,366

		256,910

Beverages–0.57%
†Coca-Cola HBC	2,688	57,137
SABMiller	299	18,277

		75,414

Capital Markets–0.71%
3i Group	276	1,809
ICAP	2,549	17,382
Investec	2,838	20,890

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Capital Markets (continued)
Macquarie Group	836	$42,353
Mediobanca	1,183	8,521
Nomura Holdings	700	3,128

		94,083

Chemicals–0.92%
Evonik Industries	989	29,671
Hitachi Chemical	200	3,599
Kaneka	1,000	8,565
Mitsui Chemicals	8,000	26,656
Nitto Denko	100	5,560
Sumitomo Chemical	4,000	18,091
Syngenta	30	12,480
Teijin	5,000	17,415

		122,037

Commercial Services & Supplies–0.26%
ISS	582	23,365
Societe BIC	70	10,530

		33,895

Communications Equipment–0.11%
Nokia	1,080	6,421
Telefonaktiebolaget LM Ericsson Class B	846	8,472

		14,893

Construction & Engineering–1.07%
ACS Actividades de Construccion y Servicios	971	28,937
Boskalis Westminster	233	9,159
CIMIC Group	1,882	50,146
Obayashi	700	6,904
SNC-Lavalin Group	301	10,997
Vinci	472	35,163

		141,306

Diversified Financial Services–0.26%
ASX	46	1,461
Deutsche Boerse	52	4,437
Hong Kong Exchanges and Clearing	300	7,224
Investor Class B	123	4,354
ORIX	1,200	17,118

		34,594

Diversified Telecommunication Services–1.46%
BT Group	8,914	56,396
Deutsche Telekom	1,073	19,261
Elisa	314	12,209
Nippon Telegraph & Telephone	500	21,538
Orange	2,994	52,449
PCCW	1,000	647
Proximus SADP	244	8,339

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services (continued)
TDC	3,485	$17,056
Telstra	1,194	4,878

		192,773

Electric Utilities–0.82%
Chubu Electric Power	845	11,799
Endesa	3,499	67,168
Enel	1,745	7,740
†Tokyo Electric Power	3,900	21,450

		108,157

Electrical Equipment–1.12%
Mitsubishi Electric	1,000	10,480
OSRAM Licht	1,642	84,649
Prysmian	1,734	39,285
Vestas Wind Systems	199	14,040

		148,454

Electronic Equipment, Instruments & Components–0.16%
Alps Electric	900	15,690
Hitachi High-Technologies	200	5,633

		21,323

Food & Staples Retailing–0.75%
Alimentation Couche-Tard Class B	447	19,893
Delhaize Group	30	3,132
Empire Class A	183	3,170
Koninklijke Ahold	2,082	46,837
METRO	714	22,123
Seven & i Holdings	100	4,258

		99,413

Food Products–1.13%
Ajinomoto	1,000	22,564
MEIJI Holdings	300	24,124
Nestle	1,151	86,006
#†WH Group 144A	23,500	17,025

		149,719

Health Care Equipment & Supplies–0.09%
Hoya	300	11,411

		11,411

Health Care Providers & Services–0.16%
Medipal Holdings	200	3,167
Suzuken Aichi	530	18,013

		21,180

Hotels, Restaurants & Leisure–0.43%
Flight Centre Travel Group	471	15,608
SJM Holdings	9,000	6,427
William Hill	7,473	35,097

		57,132

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Durables–1.55%
Barratt Developments	952	$7,664
Electrolux Class B	2,096	55,148
Panasonic	2,200	20,203
Persimmon	1,510	45,218
Sekisui House	100	1,688
Sony	900	23,135
Taylor Wimpey	16,103	44,012
Techtronic Industries	2,000	7,902

		204,970

Household Products–0.34%
Svenska Cellulosa Class B	1,444	45,126

		45,126

Industrial Conglomerates–0.06%
Siemens	81	8,586

		8,586

Insurance–3.73%
Ageas	963	38,210
AIA Group	1,600	9,065
Allianz	214	34,810
AXA	343	8,075
Axis Capital Holdings	1,094	60,673
CNP Assurances	301	4,694
Dai-ichi Life Insurance	500	6,053
Direct Line Insurance Group	3,157	16,786
Great-West Lifeco Class A	100	2,752
Hannover Rueck	436	50,803
Industrial Alliance Insurance & Financial Services	1,289	38,906
MS&AD Insurance Group Holdings	1,500	41,797
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	169	34,375
NN Group	1,167	38,185
Power Corp of Canada	100	2,307
QBE Insurance Group	2,314	19,352
SCOR	1,142	40,544
†Swiss Life Holding	90	23,933
Swiss Re	231	21,357

		492,677

Internet Software & Services–0.23%
Mixi	800	29,713

		29,713

IT Services–0.94%
Atos	556	45,287
Cap Gemini	599	56,287
†CGI Group Class A	368	17,587
Computershare	114	855

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Fujitsu	1,000	$3,702

		123,718

Leisure Products–0.14%
Bandai Namco Holdings	600	13,083
Yamaha	200	6,024

		19,107

Life Sciences Tools & Services–0.28%
†Lonza Group	217	36,718

		36,718

Machinery–0.03%
JTEKT	300	3,892

		3,892

Marine–0.04%
Nippon Yusen	3,000	5,784

		5,784

Media–0.67%
Hakuhodo DY Holdings	400	4,532
Lagardere	168	4,464
Pearson	237	2,978
Publicis Groupe	46	3,230
Wolters Kluwer	1,191	47,542
WPP	1,092	25,518

		88,264

Metals & Mining–0.47%
Barrick Gold	561	7,620
BHP Billiton	706	9,124
Fortescue Metals Group	1,493	2,918
†Glencore	6,624	14,965
†Kinross Gold	995	3,394
†Newcrest Mining	183	2,379
†Turquoise Hill Resources	8,249	21,087

		61,487

Multiline Retail–0.19%
Dollarama	209	14,707
Harvey Norman Holdings	1,399	5,040
Isetan Mitsukoshi Holdings	500	5,842

		25,589

Oil, Gas & Consumable Fuels–1.44%
BP	2,962	14,896
Cameco	4,921	63,163
Crescent Point Energy	100	1,384
Eni	1,754	26,545
Husky Energy	335	4,171
Royal Dutch Shell Class A	136	3,289
Royal Dutch Shell Class B	896	21,869

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Santos	3,976	$12,283
Suncor Energy	1,506	41,942

		189,542

Paper & Forest Products–0.15%
Mondi	1,033	19,822

		19,822

Personal Products–0.19%
Kao	200	10,668
Unilever	316	14,308

		24,976

Pharmaceuticals–2.30%
Astellas Pharma	900	11,967
AstraZeneca	245	13,732
Daiichi Sankyo	300	6,671
Galenica	17	25,565
GlaxoSmithKline	521	10,566
Kyowa Hakko Kirin	500	7,979
Mitsubishi Tanabe Pharma	600	10,433
Novartis	513	37,186
Orion Class B	675	22,313
Roche Holding	171	42,094
Sanofi	781	62,973
Santen Pharmaceutical	500	7,521
Shionogi	700	32,946
Shire	203	11,543

		303,489

Professional Services–0.24%
Adecco	388	25,280
Randstad Holding	117	6,485

		31,765

Real Estate Investment Trusts–0.34%
British Land	312	3,139
Goodman Group	814	4,162
Japan Retail Fund Investment	2	4,802
Klepierre	77	3,689
Land Securities Group	258	4,080
Link REIT	1,000	5,930
Scentre Group	1,243	4,231
Unibail-Rodamco	32	8,805
Vicinity Centres	757	1,851
Westfield	470	3,599

		44,288

Real Estate Management & Development–0.52%
Brookfield Asset Management	150	5,217
Daiwa House Industry	200	5,626
Hulic	100	956
Kerry Properties	4,500	12,356

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
LendLease Group	831	$8,835
New World Development	7,000	6,668
Sino Land	18,000	28,494
Tokyu Fudosan Holdings	100	679

		68,831

Road & Rail–0.52%
DSV	753	31,346
Nippon Express	4,000	18,197
West Japan Railway	300	18,523

		68,066

Semiconductors & Semiconductor Equipment–0.41%
ASM Pacific Technology	100	785
ASML Holding	98	9,956
Infineon Technologies	653	9,292
Marvell Technology Group	3,336	34,394

		54,427

Software–0.69%
Constellation Software	44	18,016
Konami Holdings	500	14,794
Nexon	1,800	30,692
Nintendo	100	14,217
SAP	163	13,187

		90,906

Specialty Retail–0.56%
Industria de Diseno Textil	654	22,002
Kingfisher	4,154	22,475
Shimamura	100	12,484
†Sports Direct International	3,009	16,340

		73,301

Technology Hardware, Storage & Peripherals–0.32%
†BlackBerry	483	3,920
FUJIFILM Holdings	400	15,819
Konica Minolta	2,600	22,085

		41,824

Textiles, Apparel & Luxury Goods–0.45%
Li & Fung	10,000	5,917
†Michael Kors Holdings	670	38,163
Yue Yuen Industrial Holdings	4,500	15,460

		59,540

Tobacco–1.15%
British American Tobacco	119	6,990
Imperial Tobacco Group	1,397	77,509
Japan Tobacco	477	19,878
Swedish Match	1,385	47,018

		151,395

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.09%
NTT DOCOMO	500	$11,340

		11,340

Total Developed Markets (Cost $4,354,897)		4,388,363

×EMERGING MARKETS–0.12%
Machinery–0.12%
Yangzijiang Shipbuilding Holdings	21,800	15,850

		15,850

Total Emerging Markets (Cost $16,210)		15,850

Total Common Stock (Cost $9,983,943)		10,393,556

PREFERRED STOCK–0.04%
Porsche Automobil Holding 4.51%	108	5,566

Total Preferred Stock (Cost $5,265)		5,566

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–9.87%
AQR Managed Futures Strategy Fund Class I	32,043	$327,482
AQR Style Premia Alternative Fund Class I	96,653	976,194

Total Investment Companies (Cost $1,297,254)		1,303,676

MONEY MARKET FUND–11.46%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,512,529	1,512,529

Total Money Market Fund (Cost $1,512,529)		1,512,529

TOTAL VALUE OF SECURITIES–100.10% (Cost $12,798,991)	$13,215,327
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(13,686)

NET ASSETS APPLICABLE TO 1,301,158 SHARES OUTSTANDING–100.00%	$13,201,641

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $17,025, which represents 0.13% of the Fund’s net assets.

†	Non-income producing for the period.

«	Includes $17,503 cash and $265 foreign currencies pledged as collateral for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $38,297, which represents 0.29% of the Fund’s net assets.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts was outstanding at March 31, 2016:

Foreign Curency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(5,700)	USD	5,946	4/4/16	$18

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	10Yr JGB	$(134,390)	$(134,604)	6/13/16	$(214)
1	E-mini S&P 500 Index	102,007	102,575	6/20/16	568
1	Euro-Bund	185,900	185,842	6/9/16	(58)
(1)	Long Gilt	(174,523)	(174,102)	6/29/16	421
4	U.S. Treasury 10 yr Notes	522,033	521,749	6/22/16	(284)

					$433

The use of futures and foriegn currency contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BNYM–Bank of New York Mellon
CHF–Swiss Franc
IT–Information Technology
REIT–Real Estate Investment Trust
USD–United States Dollar yr–Year

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP AQR Enhanced Global Strategies Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”)

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,798,991

Aggregate unrealized appreciation	$1,009,859
Aggregate unrealized depreciation	(593,523)

Net unrealized appreciation	$416,336

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP AQR Enhanced Global Strategies Fund –10

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$218,805	$—	$218,805
Airlines	229,186	—	229,186
Auto Components	33,577	—	33,577
Automobiles	37,685	—	37,685
Banks	323,621	—	323,621
Beverages	59,975	—	59,975
Biotechnology	171,048	—	171,048
Building Products	34,909	—	34,909
Capital Markets	4,452	—	4,452
Chemicals	146,419	—	146,419
Commercial Services & Supplies	10,328	—	10,328
Communications Equipment	78,764	—	78,764
Construction & Engineering	3,528	—	3,528
Consumer Finance	48,396	—	48,396
Containers & Packaging	16,539	—	16,539
Diversified Financial Services	54,908	—	54,908
Diversified Telecommunication Services	54,026	—	54,026
Electric Utilities	90,438	—	90,438
Electronic Equipment, Instruments & Components	63,896	—	63,896
Food & Staples Retailing	137,348	—	137,348
Food Products	257,849	—	257,849
Health Care Equipment & Supplies	41,394	—	41,394
Health Care Providers & Services	459,453	—	459,453
Hotels, Restaurants & Leisure	212,216	—	212,216
Household Durables	25,151	—	25,151
Household Products	136,080	—	136,080
Industrial Conglomerates	21,077	—	21,077
Insurance	260,873	—	260,873
Internet & Catalog Retail	104,107	—	104,107
Internet Software & Services	304,892	—	304,892
IT Services	133,706	—	133,706
Leisure Products	22,348	—	22,348
Life Sciences Tools & Services	86,442	—	86,442
Media	129,222	—	129,222
Multiline Retail	21,299	—	21,299
Multi-Utilities	62,548	—	62,548
Oil, Gas & Consumable Fuels	285,807	—	285,807
Pharmaceuticals	232,746	—	232,746
Professional Services	80,952	—	80,952
Real Estate Investment Trusts	178,052	—	178,052
Road & Rail	5,279	—	5,279
Semiconductors & Semiconductor Equipment	132,199	—	132,199
Software	261,174	—	261,174
Specialty Retail	222,570	—	222,570
Technology Hardware, Storage & Peripherals	282,596	—	282,596
Textiles, Apparel & Luxury Goods	114,966	—	114,966
Tobacco	91,671	—	91,671
Wireless Telecommunication Services	4,826	—	4,826
Developed Markets
Aerospace & Defense	30,174	—	30,174
Air Freight & Logistics	64,574	—	64,574

LVIP AQR Enhanced Global Strategies Fund –11

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Airlines	$118,866	$—	$118,866
Auto Components	51,913	—	51,913
Automobiles	160,999	—	160,999
Banks	256,910	—	256,910
Beverages	75,414	—	75,414
Capital Markets	94,083	—	94,083
Chemicals	122,037	—	122,037
Commercial Services & Supplies	33,895	—	33,895
Communications Equipment	14,893	—	14,893
Construction & Engineering	141,306	—	141,306
Diversified Financial Services	34,594	—	34,594
Diversified Telecommunication Services	192,773	—	192,773
Electric Utilities	108,157	—	108,157
Electrical Equipment	148,454	—	148,454
Electronic Equipment, Instruments & Components	21,323	—	21,323
Food & Staples Retailing	99,413	—	99,413
Food Products	149,719	—	149,719
Health Care Equipment & Supplies	11,411	—	11,411
Health Care Providers & Services	21,180	—	21,180
Hotels, Restaurants & Leisure	57,132	—	57,132
Household Durables	204,970	—	204,970
Household Products	45,126	—	45,126
Industrial Conglomerates	8,586	—	8,586
Insurance	492,677	—	492,677
Internet Software & Services	29,713	—	29,713
IT Services	123,718	—	123,718
Leisure Products	19,107	—	19,107
Life Sciences Tools & Services	36,718	—	36,718
Machinery	3,892	—	3,892
Marine	5,784	—	5,784
Media	88,264	—	88,264
Metals & Mining	61,487	—	61,487
Multiline Retail	25,589	—	25,589
Oil, Gas & Consumable Fuels	189,542	—	189,542
Paper & Forest Products	19,822	—	19,822
Personal Products	24,976	—	24,976
Pharmaceuticals	303,489	—	303,489
Professional Services	31,765	—	31,765
Real Estate Investment Trusts	44,288	—	44,288
Real Estate Management & Development	68,831	—	68,831
Road & Rail	68,066	—	68,066
Semiconductors & Semiconductor Equipment	54,427	—	54,427
Software	90,906	—	90,906
Specialty Retail	73,301	—	73,301
Technology Hardware, Storage & Peripherals	41,824	—	41,824
Textiles, Apparel & Luxury Goods	59,540	—	59,540
Tobacco	151,395	—	151,395
Wireless Telecommunication Services	11,340	—	11,340
Emerging Markets
Machinery	15,850	—	15,850
Preferred Stock	5,566	—	5,566
Investment Companies	1,303,676	—	1,303,676
Money Market Fund	1,512,529	—	1,512,529

Total	$13,215,327	$—	$13,215,327

LVIP AQR Enhanced Global Strategies Fund –12

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Foreign Currency Exchange Contracts	$—	$18	$18

Futures Contracts	$433	$—	$433

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP AQR Enhanced Global Strategies Fund –13

LVIP Baron Growth Opportunities Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.67%
Building Products–5.14%
†Caesarstone Sdot-Yam	224,959	$7,727,342
†Masonite International	150,000	9,825,000
†Trex	200,000	9,586,000

		27,138,342

Capital Markets–4.74%
Artisan Partners Asset Management	141,000	4,348,440
Cohen & Steers	215,000	8,367,800
Financial Engines	225,000	7,071,750
Moelis & Co.	185,138	5,226,446

		25,014,436

Diversified Consumer Services–4.24%
†Bright Horizons Family Solutions	165,000	10,688,700
†Nord Anglia Education	558,414	11,665,268

		22,353,968

Diversified Financial Services–4.63%
FactSet Research Systems	50,900	7,712,877
Morningstar	84,403	7,450,253
MSCI Class A	125,000	9,260,000

		24,423,130

Diversified Telecommunication Services–0.78%
†Iridium Communications	519,673	4,089,826

		4,089,826

Food & Staples Retailing–2.90%
†Performance Food Group	260,000	6,071,000
†Smart & Final Stores	570,000	9,234,000

		15,305,000

Food Products–2.17%
†TreeHouse Foods	132,000	11,451,000

		11,451,000

Health Care Equipment & Supplies–4.84%
†ConforMIS	467,003	5,020,282
†Edwards Lifesciences	36,000	3,175,560
†IDEXX Laboratories	132,600	10,385,232
†Neogen	32,550	1,638,893
West Pharmaceutical Services	76,910	5,331,401

		25,551,368

Health Care Technology–1.16%
†Inovalon Holdings Class A	330,000	6,111,600

		6,111,600

Hotels, Restaurants & Leisure–16.74%
Choice Hotels International	310,000	16,755,500
ClubCorp Holdings	300,000	4,212,000
Interval Leisure Group	150,000	2,166,000
Marriott Vacations Worldwide	197,500	13,331,250
†Panera Bread Class A	36,000	7,373,880
†Penn National Gaming	156,600	2,613,654

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Pinnacle Entertainment	303,819	$10,664,047
Vail Resorts	233,300	31,192,210

		88,308,541

Household Products–1.45%
Church & Dwight	82,800	7,632,504

		7,632,504

Insurance–4.79%
†Arch Capital Group	230,000	16,353,000
Primerica	200,000	8,906,000

		25,259,000

Internet & Catalog Retail–1.21%
†AO World	2,487,293	6,394,550

		6,394,550

Internet Software & Services–4.31%
†Benefitfocus	189,112	6,306,885
†CoStar Group	87,351	16,436,838

		22,743,723

IT Services–6.53%
Booz Allen Hamilton Holding	245,000	7,418,600
†Gartner	174,900	15,627,315
MAXIMUS	216,500	11,396,560

		34,442,475

Life Sciences Tools & Services–2.54%
Bio-Techne	48,600	4,593,672
†Mettler-Toledo International	25,567	8,814,479

		13,408,151

Machinery–3.24%
†Middleby	160,200	17,104,554

		17,104,554

Media–1.08%
Manchester United Class A	396,063	5,719,150

		5,719,150

Multiline Retail–0.56%
Hudson’s Bay	200,000	2,955,149

		2,955,149

Real Estate Investment Trusts–4.92%
Alexander’s	11,600	4,414,380
Alexandria Real Estate Equities	34,000	3,090,260
American Assets Trust	100,000	3,992,000
Douglas Emmett	270,000	8,129,700
Gaming and Leisure Properties	205,112	6,342,063

		25,968,403

Software–6.18%
†ANSYS	126,300	11,298,798

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Guidewire Software	95,000	$5,175,600
Pegasystems	161,500	4,098,870
SS&C Technologies Holdings	190,000	12,049,800

		32,623,068

Specialty Retail–2.04%
Dick’s Sporting Goods	230,000	10,752,500

		10,752,500

Textiles, Apparel & Luxury Goods–4.41%
†Under Armour Class A	274,000	23,243,420

		23,243,420

Trading Companies & Distributors–1.07%
Air Lease	175,000	5,621,000

		5,621,000

Total Common Stock (Cost $246,694,441)		483,614,858

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.17%
Iridium Communications 6.75% exercise price $7.47	2,926	$874,172

Total Convertible Preferred Stock (Cost $731,500)		874,172

MASTER LIMITED PARTNERSHIPS–1.46%
Carlyle Group	165,000	2,785,200
Oaktree Capital Group	100,000	4,933,000

Total Master Limited Partnerships (Cost $7,766,280)		7,718,200

MONEY MARKET FUND–6.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	36,156,834	36,156,834

Total Money Market Fund (Cost $36,156,834)		36,156,834

TOTAL VALUE OF SECURITIES–100.15% (Cost $291,349,055)	528,364,064
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(784,757)

NET ASSETS APPLICABLE TO 12,802,361 SHARES OUTSTANDING–100.00%	$527,579,307

†	Non-income producing for the period.

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$291,349,055

Aggregate unrealized appreciation	$247,994,615
Aggregate unrealized depreciation	(10,979,606)

Net unrealized appreciation	$237,015,009

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$483,614,858
Convertible Preferred Stock	874,172
Master Limited Partnerships	7,718,200
Money Market Fund	36,156,834

Total	$528,364,064

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–80.98%
Brazil–3.71%
Aes Tiete Energia	28,100	$120,976
Ambev	360,700	1,881,922
Banco Bradesco	36,216	304,683
Banco do Brasil	99,700	541,250
BB Seguridade Participacoes	43,200	355,630
BM&FBovespa	106,800	454,449
BR Malls Participacoes	22,300	90,920
BRF	30,900	441,459
BTG Pactual Group	13,400	65,218
CCR	45,200	176,242
†Centrais Eletricas Brasileiras	10,800	19,854
CETIP	19,223	214,382
Cia de Saneamento Basico do Estado de Sao Paulo	16,900	112,145
Cia Energetica de Minas Gerais	50,482	109,650
Cia Paranaense de Energia	14,500	74,402
Cia Siderurgica Nacional	49,700	97,862
Cielo	45,672	443,300
Cosan Industria e Comercio	3,800	33,163
†CPFL Energia	10,817	59,024
†CPFL Energias Renovaveis	31,700	113,553
Embraer	46,000	303,583
Fibria Celulose	15,900	133,987
@Gerdau	7,300	9,623
†Hypermarcas	23,000	179,233
Itau Unibanco Holding	18,404	135,894
Itausa - Investimentos Itau	18,560	41,243
JBS	69,000	209,937
Kroton Educacional	100,872	322,059
Localiza Rent a Car	3,230	26,671
Lojas Americanas	8,820	27,866
Lojas Renner	44,500	258,165
M Dias Branco	1,700	32,145
Multiplan Empreendimentos Imobiliarios	2,900	43,432
Multiplus	1,800	16,400
Natura Cosmeticos	10,400	77,313
Odontoprev	9,900	31,443
†Oi	3,570	1,043
†Petroleo Brasileiro	174,100	513,248
Porto Seguro	3,100	23,433
Raia Drogasil	13,300	192,972
Telefonica Brasil	1,700	18,429
Tim Participacoes	39,600	87,556
TOTVS	6,300	46,922
Tractebel Energia	15,500	157,774
Transmissora Alianca de Energia Eletrica	5,800	32,487
Ultrapar Participacoes	23,900	462,759
Usinas Siderurgicas de Minas Gerais	8,800	9,936
Vale	94,700	402,172
Via Varejo	4,600	7,075

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
WEG	26,340	$101,898

		9,616,782

☐China–19.87%
#†3SBio 144A	44,500	60,004
†58.com ADR	4,733	263,391
AAC Technologies Holdings	49,000	374,574
Agile Property Holdings	99,000	55,260
Agricultural Bank of China	1,578,000	567,542
Air China	88,000	62,506
†Alibaba Group Holding ADR	57,597	4,551,891
†Aluminum Corp of China	206,000	65,592
Angang Steel	56,000	25,988
Anhui Conch Cement	100,500	269,473
ANTA Sports Products	69,000	151,923
†Autohome ADR	4,006	111,928
AviChina Industry & Technology	108,000	81,028
†Baidu ADR	17,045	3,253,550
Bank of China	5,046,000	2,094,545
Bank of Communications	464,000	305,053
Baoxin Auto Group	42,500	26,846
BBMG	77,000	59,457
Beijing Capital International Airport	50,000	53,369
Beijing Jingneng Clean Energy	68,000	21,739
Biostime International Holdings	8,500	31,228
†Bitauto Holdings ADR	2,554	63,314
BOE Technology Group Class B	86,700	23,024
†BYD	36,000	206,514
#CGN Power 144A	448,000	151,887
†Cheetah Mobile ADR	1,944	31,746
China BlueChemical	122,000	30,825
China Cinda Asset Management	622,000	218,095
†China CITIC Bank	503,000	307,998
China Coal Energy	131,000	54,377
China Communications Construction	231,000	276,044
China Communications Services	296,000	135,077
China Construction Bank	5,839,000	3,725,892
†China COSCO Holdings	144,500	56,069
†China Eastern Airlines	102,000	57,197
China Everbright Bank	211,000	102,544
China Galaxy Securities	210,500	204,873
China Hongqiao Group	85,000	59,060
#†China Huarong Asset Management 144A	371,000	138,216
China Huishan Dairy Holdings	364,000	137,016
#†China International Capital Class H 144A	42,800	64,994
China International Marine Containers Group	29,300	45,929
China Life Insurance	445,000	1,097,965
China Longyuan Power Group	183,000	135,410
China Mengniu Dairy	212,000	337,239

LVIP BlackRock Emerging Markets Managed Volatility Fund–1

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Merchants Bank	287,582	$604,277
=China Merchants Property Development Class B	16,350	74,401
China Minsheng Banking	390,800	364,737
China Molybdenum	288,000	47,150
China National Building Material	178,000	82,606
China Oilfield Services	96,000	74,995
China Pacific Insurance Group	165,400	618,330
China Petroleum & Chemical	1,490,000	977,666
China Railway Construction	101,500	120,769
China Railway Group	242,000	183,746
†China Reinsurance Group Class H	199,000	53,358
China Shenhua Energy	165,500	260,282
†China Shipping Container Lines	192,000	43,809
China Shipping Development	68,000	44,969
China Southern Airlines	120,000	75,644
China Telecom	998,000	527,474
China Vanke Class B	64,000	156,920
China Zhongwang Holdings	216,000	106,645
Chongqing Changan Automobile Class B	44,900	84,101
Chongqing Rural Commercial Bank	202,000	106,763
CNOOC	1,049,000	1,238,676
Country Garden Holdings	531,733	211,121
CRRC	235,000	236,595
CSG Holding Class B	114,100	93,841
CSPC Pharmaceutical Group	334,000	302,253
†Ctrip.com International ADR	17,660	781,632
#Dalian Wanda Commercial Properties 144A	17,000	100,698
Datang International Power Generation	168,000	51,760
Dongfang Electric	13,400	11,073
Dongfeng Motor Group	142,000	177,195
ENN Energy Holdings	52,000	285,226
Evergrande Real Estate Group	334,000	257,905
FIH Mobile	50,000	22,301
Fosun International	123,000	175,049
Golden Eagle Retail Group	17,000	19,920
Great Wall Motor	156,000	126,693
†Greentown China Holdings	45,500	35,838
Guangdong Electric Power Development Class B	38,040	22,459
Guangshen Railway	98,000	42,068
Guangzhou Automobile Group	104,000	108,192
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	27,102
Guangzhou R&F Properties	56,800	81,422
Haitian International Holdings	67,000	114,872
Haitong Securities	155,200	265,291
#Harbin Bank 144A	56,000	16,243
Hengan International Group	50,500	438,120

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huadian Fuxin Energy	86,000	$20,066
Huadian Power International	94,000	59,861
Huaneng Power International	324,000	289,862
Huaneng Renewables	150,000	46,601
Industrial & Commercial Bank of China	5,485,000	3,068,690
Inner Mongolia Yitai Coal Class B	57,200	44,788
Intime Retail Group	62,500	50,839
†JD.com ADR	56,542	1,498,363
Jiangling Motors Class B	13,622	39,440
Jiangsu Expressway	52,000	69,983
Jiangxi Copper	62,000	74,409
†Jumei International Holding ADR	4,168	27,134
Kingsoft	29,000	67,964
Lenovo Group	484,000	376,850
Longfor Properties	63,500	90,535
†Luye Pharma Group	89,000	68,838
Metallurgical Corp of China	150,000	40,993
†Momo ADR	6,751	75,881
NetEase ADR	5,015	720,054
New China Life Insurance	37,200	131,156
New Oriental Education & Technology Group ADR	9,829	339,985
People’s Insurance Group of China	406,000	171,667
PetroChina	1,192,000	792,889
PICC Property & Casualty	188,060	344,733
Ping An Insurance Group of China	297,000	1,420,421
†Qihoo 360 Technology ADR	6,396	483,218
†Qunar Cayman Islands ADR	4,538	180,159
†Semiconductor Manufacturing International	1,963,000	174,605
Shandong Weigao Group Medical Polymer	96,000	61,134
Shanghai Electric Group	140,000	63,888
Shanghai Fosun Pharmaceutical Group	17,000	46,897
Shanghai Jinqiao Export Processing Zone Development Class B	43,500	74,298
=Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	85,735
Shanghai Pharmaceuticals Holding	38,800	76,626
†Shanghai Zhenhua Heavy Industries Class B	107,200	55,637
Shenzhou International Group Holdings	41,000	223,040
Shui On Land	95,500	25,730
†Shunfeng International Clean Energy	40,000	7,838
Sihuan Pharmaceutical Holdings Group	137,000	39,207
†SINA	4,735	224,297
Sino-Ocean Land Holdings	213,000	100,770
Sinopec Engineering Group	35,000	28,334
†Sinopec Oilfield Service	162,000	35,711

LVIP BlackRock Emerging Markets Managed Volatility Fund–2

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
†Sinopec Shanghai Petrochemical	158,000	$80,045
Sinopharm Group	63,600	287,364
Sinotrans Class H	65,000	28,405
SOHO China	156,500	74,645
†@Sohu.com	2,938	145,549
SouFun Holdings ADR	20,354	121,920
Sun Art Retail Group	186,500	131,989
Tencent Holdings	305,700	6,242,194
#†=Tianhe Chemicals Group 144A	546,000	6,454
Tingyi Cayman Islands Holding	164,000	183,295
TravelSky Technology	25,000	40,929
Tsingtao Brewery	24,000	91,114
@Uni-President China Holdings	167,000	133,258
†Vipshop Holdings ADR	24,617	317,067
Want Want China Holdings	421,000	312,059
†Weibo ADR	4,940	88,673
Weichai Power	50,000	56,011
Weifu High-Technology Group Class B	39,800	81,474
Xinjiang Goldwind Science & Technology	35,600	50,940
Xinyi Solar Holdings	214,000	76,139
Yantai Changyu Pioneer Wine Class B	12,600	39,388
Yanzhou Coal Mining	104,000	54,297
†Youku Tudou ADR	9,017	247,877
†YY ADR	2,387	147,015
Zhejiang Expressway	84,000	90,093
Zhuzhou CSR Times Electric	34,000	198,547
Zijin Mining Group	316,000	97,765
Zoomlion Heavy Industry Science & Technology	59,800	22,972
=ZTE	36,520	66,662

		51,433,645

Colombia–0.52%
Almacenes Exito	11,594	60,279
Banco de Bogota	3,192	63,829
Bancolombia	11,538	94,211
Cementos Argos	25,213	96,633
†Cemex Latam Holdings	9,618	40,389
Corp Financiera Colombiana	78	995
Ecopetrol	418,006	181,105
Empresa de Energia de Bogota	112,169	69,346
Financiera Colombiana Class CD	8,381	108,152
Grupo Argos	16,469	109,775
Grupo de Inversiones Suramericana	12,912	169,549
Grupo Nutresa	17,391	146,871
Interconexion Electrica	23,598	68,108
Isagen	103,320	140,319

		1,349,561

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Curacao–0.07%
Eclat Textile	14,000	$184,222

		184,222

Czech Republic–0.18%
CEZ	12,438	219,404
Komercni banka	1,083	239,198

		458,602

Greece–0.19%
†Alpha Bank AE	2,525	5,632
†Eurobank Ergasias	145,611	129,073
Hellenic Telecommunications Organization	11,462	103,689
†National Bank of Greece	4,716	1,341
OPAP	18,898	132,895
†Piraeus Bank	430,765	111,268

		483,898

¢Hong Kong–5.39%
†Alibaba Health Information Technology	176,000	107,315
†Alibaba Pictures Group	240,000	54,761
ASM Pacific Technology	23,500	184,490
Beijing Enterprises Holdings	45,000	246,250
Beijing Enterprises Water Group	232,000	145,349
Belle International Holdings	416,000	240,783
BEP International Holdings	400,000	31,970
BOC Hong Kong Holdings	226,500	675,936
Brilliance China Automotive Holdings	204,000	211,170
†CAR	19,000	22,289
†China Agri-Industries Holdings	77,100	23,754
China Conch Venture Holdings	67,500	133,132
China Everbright	56,000	117,525
China Everbright International	182,000	203,178
China Gas Holdings	124,000	182,867
†=China Innovative Finance Group	1,182,000	144,753
China Jinmao Holdings Group	170,000	47,336
China Medical System Holdings	114,000	158,126
China Merchants Holdings International	68,000	202,054
China Mobile	342,000	3,811,340
China Overseas Land & Investment	298,000	943,093
†China Overseas Property Holdings	88,667	12,916
China Power International Development	180,000	93,279
China Resources Beer Holdings	110,000	204,761
China Resources Cement Holdings	52,000	15,887
China Resources Gas Group	52,000	148,479
China Resources Land	157,555	404,177
China Resources Power Holdings	128,000	239,257
China State Construction International Holdings	104,000	154,981
†China Taiping Insurance Holdings	67,194	147,600

LVIP BlackRock Emerging Markets Managed Volatility Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
China Unicom Hong Kong	398,000	$525,375
Chow Tai Fook Jewellery Group	82,600	51,643
CITIC	446,000	678,428
COSCO Pacific	150,000	196,459
Far East Horizon	108,000	83,255
GCL-Poly Energy Holdings	928,000	153,124
Geely Automobile Holdings	420,000	207,906
†GF Securities Class H	37,400	91,218
GOME Electrical Appliances Holding	509,000	73,489
Guangdong Investment	204,000	257,980
Guotai Junan International Holdings	115,000	40,323
Haier Electronics Group	101,000	176,029
†=Hanergy Thin Film Power Group	830,000	1
†Hopson Development Holdings	54,000	53,392
†Huabao International Holdings	56,000	21,079
#†IMAX China Holding 144A	13,600	82,312
Kerry Logistics Network	31,500	45,317
Kerry Properties	64,000	175,730
Kingboard Chemical Holdings	11,000	18,973
Kunlun Energy	256,000	222,426
Lee & Man Paper Manufacturing	67,000	45,862
New World China Land	216,000	219,694
Nine Dragons Paper Holdings	80,000	60,536
NWS Holdings	90,000	143,632
Shanghai Industrial Holdings	55,000	129,606
Shangri-La Asia	86,000	98,113
#Shengjing Bank Class H 144A	44,000	59,897
Shenzhen International Holdings	42,000	68,111
Shenzhen Investment	172,000	68,291
Shimao Property Holdings	107,500	159,088
Sino Biopharmaceutical	312,000	234,080
Sunac China Holdings	78,000	52,487
Yue Yuen Industrial Holdings	48,000	164,902

		13,967,566

Hungary–0.27%
MOL Hungarian Oil & Gas	2,218	133,400
OTP Bank	13,302	334,000
Richter Gedeon	11,311	225,492

		692,892

India–1.67%
Dr. Reddy’s Laboratories ADR	6,983	315,562
ICICI Bank ADR	56,775	406,509
Infosys ADR	57,564	1,094,867
Larsen & Toubro GDR	8,973	161,963
Mahindra & Mahindra GDR	20,259	363,649
#Reliance Industries GDR 144A	28,715	880,115
State Bank of India GDR	9,926	290,832
†Tata Motors ADR	12,773	371,056
Wipro ADR	34,300	431,494

		4,316,047

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia–2.06%
Adaro Energy	725,200	$35,276
Astra Agro Lestari	17,000	23,333
Astra International	1,227,600	671,199
Bank Central Asia	794,400	796,796
Bank Danamon Indonesia	160,000	45,852
Bank Mandiri Persero	592,700	460,393
Bank Negara Indonesia Persero	418,800	164,235
Bank Rakyat Indonesia Persero	618,300	532,736
Bumi Serpong Damai	408,000	56,462
Charoen Pokphand Indonesia	422,000	114,252
Gudang Garam	41,200	202,893
Indocement Tunggal Prakarsa	64,700	96,245
Indofood CBP Sukses Makmur	25,500	29,231
Indofood Sukses Makmur	289,700	157,849
Jasa Marga Persero	99,500	40,520
Kalbe Farma	1,577,400	171,896
Lippo Karawaci	883,500	69,627
Matahari Department Store	51,500	71,269
Media Nusantara Citra	228,500	37,566
Mitra Keluarga Karyasehat	335,000	61,265
Perusahaan Gas Negara Persero	564,700	111,364
Semen Indonesia Persero	166,900	128,070
Surya Citra Media	241,500	57,188
Telekomunikasi Indonesia Persero	2,825,300	708,456
†Tower Bersama Infrastructure	95,500	41,952
Unilever Indonesia	90,600	293,288
United Tractors	93,000	107,308
†Vale Indonesia	139,500	18,411
†XL Axiata	109,000	32,881

		5,337,813

Malaysia–3.34%
AMMB Holdings	92,100	108,589
Astro Malaysia Holdings	146,100	111,967
Axiata Group	371,000	560,090
British American Tobacco Malaysia	14,000	193,915
Bumi Armada	480,800	97,355
CIMB Group Holdings	238,900	296,979
DiGi.Com	264,500	334,905
Felda Global Ventures Holdings	281,100	108,794
Gamuda	205,900	259,651
Genting	108,900	273,541
Genting Malaysia	126,100	146,737
Hong Leong Bank	30,400	105,190
Hong Leong Financial Group	6,500	25,857
IHH Healthcare	170,700	287,016
IJM	300,200	271,615
IOI	171,000	200,300
IOI Properties Group	106,691	63,169
KLCC Property Holdings	23,300	42,760
Kuala Lumpur Kepong	28,400	174,702
Lafarge Malaysia	26,900	62,053

LVIP BlackRock Emerging Markets Managed Volatility Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
Malayan Banking	323,700	$748,372
Malaysia Airports Holdings	60,300	105,098
Maxis	198,500	323,074
MISC	73,900	168,579
MMC	191,400	107,437
Nestle Malaysia	4,700	92,639
Petronas Chemicals Group	208,100	357,901
Petronas Dagangan	17,500	108,099
Petronas Gas	40,000	225,554
PPB Group	35,700	152,810
Public Bank	137,060	659,743
RHB Capital	34,900	52,777
SapuraKencana Petroleum	202,400	96,492
Sime Darby	133,200	271,419
SP Setia	50,500	40,514
Telekom Malaysia	177,200	299,762
Tenaga Nasional	227,400	812,497
UMW Holdings	12,000	21,130
Westports Holdings	75,000	79,393
YTL	288,200	121,145
YTL Power International	204,120	77,431

		8,647,051

Mexico–4.09%
Alfa Class A	168,300	338,701
Alpek	17,877	28,196
America Movil	1,006,300	782,807
Arca Continental	30,000	208,246
†Cemex	783,256	568,952
Coca-Cola Femsa	23,100	191,984
Concentradora Fibra Danhos	23,500	49,034
El Puerto de Liverpool	9,000	106,335
Fibra Uno Administracion	164,100	381,728
Fomento Economico Mexicano	112,500	1,084,293
Fresnillo	12,616	172,590
Gentera	45,200	89,211
Gruma Class B	16,100	255,322
Grupo Aeroportuario del Pacifico Class B	30,600	272,381
Grupo Aeroportuario del Sureste Class B	17,200	258,978
†Grupo Bimbo Class A	166,400	492,252
Grupo Carso Class A1	18,600	86,664
Grupo Comercial Chedraui	20,300	64,505
Grupo Elektra	2,990	58,386
Grupo Financiero Banorte Class O	178,800	1,013,264
Grupo Financiero Inbursa	176,800	353,863
Grupo Financiero Santander Mexico Class B	99,200	179,887
Grupo Lala	42,600	115,789
Grupo Mexico Class B	234,100	564,751
Grupo Sanborns	19,200	27,338

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Televisa CPO	181,800	$999,434
†IDEAL Class B1	50,800	73,449
Industrias Penoles	4,545	57,440
Infraestructura Energetica Nova	14,300	58,103
Kimberly-Clark de Mexico Class A	129,700	313,343
†La Comer	20,900	22,149
Megacable Holdings	10,300	42,745
Mexichem	55,800	136,616
†Minera Frisco	31,700	20,641
#Nemak 144A	38,600	55,497
†OHL Mexico	22,700	35,934
†Organizacion Soriana Class B	16,400	38,843
Promotora y Operadora de Infraestructura	20,145	267,012
†Telesites	48,030	27,105
Wal-Mart de Mexico Class V	292,600	692,669

		10,586,437

Netherlands–0.55%
Steinhoff International Holdings	217,955	1,429,782

		1,429,782

Peru–0.30%
BBVA Banco Continental	23,096	24,349
†Cia de Minas Buenaventura ADR	18,420	135,571
Credicorp	4,453	583,388
†Sociedad Minera Cerro Verde	1,206	24,602

		767,910

Philippines–1.43%
Aboitiz Equity Ventures	122,060	172,308
Aboitiz Power	94,400	90,105
Alliance Global Group	186,700	66,903
Ayala	14,710	239,603
Ayala Land	396,600	303,619
BDO Unibank	75,860	168,541
†Bloomberry Resorts	781,400	87,397
DMCI Holdings	245,000	71,300
Emperador	168,500	27,739
Energy Development	491,400	62,752
Globe Telecom	2,200	106,070
GT Capital Holdings	4,015	121,204
International Container Terminal Services	31,600	46,462
JG Summit Holdings	173,899	299,683
Jollibee Foods	31,280	154,209
LT Group	204,900	69,420
Manila Electric	9,920	69,588
Megaworld	559,000	50,382
Metro Pacific Investments	556,000	70,881
Metropolitan Bank & Trust	68,388	122,458
Petron	458,500	102,564
Philippine Long Distance Telephone	5,255	225,972

LVIP BlackRock Emerging Markets Managed Volatility Fund–5

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
San Miguel	21,640	$36,188
Semirara Mining & Power	17,100	48,762
SM Investments	19,672	405,659
SM Prime Holdings	459,100	218,856
Travellers International Hotel Group	87,700	7,142
Universal Robina	54,090	254,679

		3,700,446

Poland–1.07%
Bank Handlowy w Warszawie	224	5,433
†Bank Millennium	11,313	17,677
Bank Pekao	7,888	348,187
†Bank Zachodni WBK	1,176	96,729
†Cyfrowy Polsat	24,736	160,898
Enea	2,486	7,942
ING Bank Slaski	1,650	53,508
KGHM Polska Miedz	9,844	200,774
LPP	41	60,436
†mBank	797	72,625
Orange Polska	79,341	143,321
PGE Polska Grupa Energetyczna	60,671	227,321
Polski Koncern Naftowy Orlen	19,340	383,047
Polskie Gornictwo Naftowe i Gazownictwo	120,732	172,141
†Powszechna Kasa Oszczednosci Bank Polski	46,103	343,499
Powszechny Zaklad Ubezpieczen	42,544	405,919
Tauron Polska Energia	101,776	82,104

		2,781,561

Republic of Korea–12.25%
Amorepacific	1,940	655,658
AMOREPACIFIC Group	1,955	250,444
BGF retail	879	126,055
BS Financial Group	17,808	151,047
†Celltrion	4,687	450,005
CJ	979	167,361
CJ CheilJedang	715	217,263
†CJ Korea Express	308	51,172
Coway	2,722	229,690
Daelim Industrial	1,371	108,975
†Daewoo Engineering & Construction	6,943	38,127
Daewoo Securities	11,116	80,386
†Daewoo Shipbuilding & Marine Engineering	5,809	25,753
Dongbu Insurance	3,137	208,201
Doosan	454	35,094
Doosan Heavy Industries & Construction	4,300	81,217
†Doosan Infracore	6,520	37,115
E-MART	1,674	256,897
GS Holdings	3,547	182,995

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hana Financial Group	16,473	$357,232
Hankook Tire	3,937	187,279
Hanmi Pharm	309	188,869
Hanmi Science	872	113,613
Hanon Systems	8,150	65,565
Hanssem	650	127,033
Hanwha	2,219	68,883
Hanwha Chemical	7,360	160,574
Hanwha Life Insurance	10,192	59,712
Hotel Shilla	1,595	92,749
Hyosung	1,672	210,535
Hyundai Department Store	1,025	123,240
Hyundai Development Co-Engineering & Construction	2,872	115,397
Hyundai Engineering & Construction	5,716	210,676
Hyundai Glovis	685	112,909
†Hyundai Heavy Industries	2,109	196,405
Hyundai Mobis	4,423	963,035
Hyundai Motor	9,339	1,245,363
Hyundai Steel	3,777	183,301
Hyundai Wia	713	65,464
Industrial Bank of Korea	19,719	211,226
Kakao	1,639	142,173
Kangwon Land	6,493	232,217
KB Financial Group	22,163	617,254
KCC	341	124,043
KEPCO Plant Service & Engineering	1,029	57,677
Kia Motors	18,096	764,285
Korea Aerospace Industries	3,264	186,090
Korea Electric Power	15,064	792,981
Korea Gas	1,220	40,912
Korea Investment Holdings	2,023	77,746
Korea Zinc	686	288,833
†Korean Air Lines	2,185	59,230
KT&G	6,818	655,806
Kumho Petrochemical	746	37,965
LG	7,020	420,488
LG Chem	2,760	790,399
LG Display	13,605	316,451
LG Electronics	6,232	335,687
LG Household & Health Care	631	521,419
LG Uplus	11,580	111,891
Lotte Chemical	871	260,097
Lotte Shopping	557	122,252
NAVER	1,758	979,229
NCSoft	1,013	224,550
NH Investment & Securities	14,416	125,176
†OCI	1,157	107,242
Orion	309	246,962
Paradise	4,348	55,129
POSCO	4,208	807,674
Posco Daewoo	2,500	47,219

LVIP BlackRock Emerging Markets Managed Volatility Fund–6

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung C&T	4,369	$546,316
Samsung Card	1,545	50,865
Samsung Electro-Mechanics	2,997	154,095
Samsung Electronics	6,846	7,854,103
Samsung Fire & Marine Insurance	2,248	579,888
†Samsung Heavy Industries	8,952	86,498
Samsung Life Insurance	5,611	576,506
Samsung SDI	3,055	264,467
Samsung SDS	1,974	302,072
Samsung Securities	3,314	115,770
Shinhan Financial Group	25,304	896,128
Shinsegae	352	62,483
SK Holdings	1,912	372,837
SK Hynix	33,446	823,282
SK Innovation	4,145	623,417
S-Oil	2,843	243,380
Woori Bank	25,299	209,276

		31,722,975

Russia–3.87%
Alrosa	91,600	94,893
†Bank Otkritie Financial	2,689	58,035
Bashneft	2,065	80,221
E.ON Russia	530,000	20,897
Gazprom	377,651	830,512
Gazprom ADR	165,160	712,335
Inter	947,000	25,936
†Lenta GDR	3,859	24,239
Lukoil	14,674	572,676
Lukoil ADR	14,593	564,019
Magnit	3,651	573,313
Magnitogorsk Iron & Steel Works	196,100	64,330
†Mail.Ru Group GDR	6,561	142,374
MegaFon	5,251	58,618
MMC Norilsk Nickel	3,169	410,364
Mobile TeleSystems	72,810	260,202
Moscow Exchange MICEX-RTS	124,060	193,979
Novatek	142,464	1,268,043
Novolipetsk Steel	34,900	43,302
PhosAgro	900	37,508
Polymetal International	9,179	89,515
†Polyus Gold	1,794	101,549
Rosneft	41,380	187,976
Rostelecom	38,040	55,827
RusHydro	4,280,000	44,307
Sberbank of Russia	276,300	451,966
Sberbank of Russia ADR	65,000	452,400
Severstal	15,737	166,774
Sistema	446,800	116,380
Surgutneftegas	1,100,150	650,249
Surgutneftegas ADR	113,978	664,492
Tatneft	92,560	497,346

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
United RUSAL	249,474	$85,367
†Uralkali	45,840	116,058
VTB Bank	116,460,000	132,919
VTB Bank GDR	74,000	163,984

		10,012,905

South Africa–5.53%
†Anglo American Platinum	2,518	61,720
†AngloGold Ashanti	30,504	422,526
†Aspen Pharmacare Holdings	18,337	397,673
Barclays Africa Group	21,700	219,870
Barloworld	10,517	53,854
Bidvest Group	22,984	580,681
Capitec Bank Holdings	4,388	170,313
Coronation Fund Managers	26,184	130,177
Discovery	20,666	170,073
Exxaro Resources	25,464	124,183
FirstRand	230,640	755,638
Foschini Group	12,247	117,329
Gold Fields	41,147	162,902
Growthpoint Properties	122,692	204,185
†Impala Platinum Holdings	26,618	84,738
Imperial Holdings	9,629	98,092
†Kumba Iron Ore	6,311	34,001
Liberty Holdings	10,044	98,353
Life Healthcare Group Holdings	48,192	116,467
Massmart Holdings	17,144	147,278
MMI Holdings	68,754	115,958
Mr Price Group	10,315	123,965
MTN Group	108,006	989,072
Naspers Class N	25,321	3,534,778
Nedbank Group	12,714	167,281
Netcare	79,698	194,876
Pick n Pay Stores	13,295	63,252
Pioneer Foods Group	10,253	96,559
PSG Group	7,388	100,333
Rand Merchant Investment Holdings	29,588	83,411
Redefine Properties	221,035	179,358
Remgro	26,260	444,990
Resilient REIT	17,673	162,249
RMB Holdings	50,067	207,746
Sanlam	114,557	531,437
Santam	3,100	49,293
Sasol	38,383	1,147,922
Shoprite Holdings	21,790	256,248
Standard Bank Group	85,897	770,782
Tiger Brands	8,958	197,335
Truworths International	17,934	119,311
Tsogo Sun Holdings	62,455	100,004
Vodacom Group	25,008	271,918
Woolworths Holdings	42,005	255,124

		14,313,255

LVIP BlackRock Emerging Markets Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–10.47%
Advanced Semiconductor Engineering	304,000	$353,741
Advantech	19,690	144,692
Asia Cement	153,805	140,501
Asustek Computer	54,000	484,899
AU Optronics	551,000	165,553
Catcher Technology	43,000	352,722
Cathay Financial Holding	469,743	562,658
Chang Hwa Commercial Bank	177,409	90,954
Cheng Shin Rubber Industry	158,750	319,138
China Development Financial Holding	764,000	204,151
China Life Insurance	252,200	193,946
China Steel	822,885	572,726
Chunghwa Telecom	241,000	819,957
†Compal Electronics	334,000	209,632
CTBC Financial Holding	973,529	514,230
Delta Electronics	132,000	582,401
E.Sun Financial Holding	509,847	285,149
Evergreen Marine Taiwan	69,690	25,876
Far Eastern New Century	321,351	262,601
†Far EasTone Telecommunications	131,000	293,472
Feng TAY Enterprise	21,630	114,925
First Financial Holding	558,375	275,856
Formosa Chemicals & Fibre	268,070	668,009
Formosa Petrochemical	135,000	388,003
Formosa Plastics	321,560	797,306
Foxconn Technology	69,735	156,439
Fubon Financial Holding	267,000	340,138
=Fubon Financial Holding RTS	11,741	0
Giant Manufacturing	16,000	92,468
Hermes Microvision	3,000	85,757
Hon Hai Precision Industry	791,373	2,085,149
Hotai Motor	26,000	285,981
HTC	44,000	126,050
Hua Nan Financial Holdings	486,822	242,019
Innolux	575,050	201,010
†Inotera Memories	159,000	144,011
Inventec	176,000	111,559
Largan Precision	6,000	465,138
Lite-On Technology	152,855	186,652
MediaTek	92,910	713,049
Mega Financial Holding	603,423	429,356
Nan Ya Plastics	333,800	701,121
Nanya Technology	48,000	59,582
Novatek Microelectronics	39,000	156,926
Pegatron	109,000	254,347
Pou Chen	140,000	178,349
President Chain Store	42,000	306,022
Quanta Computer	139,000	242,723
Shin Kong Financial Holding	913,411	183,341
Siliconware Precision Industries	221,413	357,739
SinoPac Financial Holdings	692,097	213,969
Synnex Technology International	106,000	109,182

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
†Taishin Financial Holding	711,078	$250,768
Taiwan Cement	199,000	194,771
Taiwan Cooperative Financial Holding	437,678	195,829
Taiwan Mobile	114,000	370,153
Taiwan Semiconductor Manufacturing	1,499,000	7,545,302
TPK Holding	21,000	45,675
Uni-President Enterprises	283,019	496,848
United Microelectronics	773,000	319,441
Wistron	235,933	145,882
Yuanta Financial Holding	738,348	263,827
Yulon Motor	26,000	25,245
Yulon Nissan Motor	1,000	6,416

		27,111,332

Thailand–2.13%
Advanced Info Service NVDR	69,600	360,068
Airports of Thailand NVDR	21,400	244,537
Airports of Thailand-Foreign	9,000	102,843
Bangkok Bank NVDR	32,200	164,753
Bangkok Dusit Medical Services - Foreign	152,500	100,569
Bank of Ayudhya NVDR	128,100	125,624
Banpu-Foreign	62,000	29,432
BEC World-Foreign	62,000	48,906
Big C Supercenter NVDR	26,600	189,784
BTS Group Holdings NVDR	288,500	73,396
Bumrungrad Hospital NVDR	18,500	111,484
Central Pattana-Foreign	111,600	163,371
Charoen Pokphand Foods NVDR	100,000	69,358
Charoen Pokphand Foods-Foreign	145,700	101,054
CP ALL NVDR	316,200	411,204
Delta Electronics Thailand NVDR	45,300	112,027
Glow Energy-Foreign	31,400	82,115
Home Product Center NVDR	174,993	41,037
Home Product Center-Foreign	41	10
Indorama Ventures-Foreign	80,500	52,172
Intouch Holdings NVDR	76,500	138,626
Intouch Holdings-Foreign	9,500	17,148
IRPC-Foreign	586,900	84,248
Kasikornbank NVDR	74,900	368,326
Krung Thai Bank-Foreign	209,100	111,148
Land & Houses NVDR	140,040	35,627
Minor International NVDR	74,580	78,438
Minor International-Foreign	39,490	41,533
PTT Exploration & Production NVDR	100,200	200,087
PTT Global Chemical NVDR	95,400	164,062
PTT NVDR	58,600	466,401
Siam Cement NVDR	22,400	296,714
Siam City Cement NVDR	3,500	30,642
Siam Commercial Bank NVDR	109,900	440,475
Thai Oil-Foreign	74,300	146,256
Thai Union Group-Foreign	122,800	72,954

LVIP BlackRock Emerging Markets Managed Volatility Fund–8

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand (continued)
TMB Bank-Foreign	917,700	$65,736
Total Access Communication NVDR	39,000	45,729
†True NVDR	639,751	138,207

		5,526,101

Turkey–1.34%
Akbank	113,447	322,892
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	102,490
Arcelik	11,710	79,624
BIM Birlesik Magazalar	12,601	273,011
Coca-Cola Icecek	4,593	66,960
Emlak Konut Gayrimenkul Yatirim Ortakligi	155,534	158,415
Enka Insaat ve Sanayi	39,304	68,069
Eregli Demir ve Celik Fabrikalari	131,816	198,346
Ford Otomotiv Sanayi	4,019	52,972
Haci Omer Sabanci Holding	45,972	158,907
KOC Holding	39,095	198,541
TAV Havalimanlari Holding	14,493	86,460
Tofas Turk Otomobil Fabrikasi	6,590	53,463
†Tupras Turkiye Petrol Rafinerileri	6,592	185,632
†Turk Hava Yollari	28,907	79,915
Turk Telekomunikasyon	20,154	47,778
Turkcell Iletisim Hizmetleri	54,196	227,916
Turkiye Garanti Bankasi	130,527	381,696
Turkiye Halk Bankasi	57,702	214,401
Turkiye Is Bankasi Class C	110,314	182,434
Turkiye Sise ve Cam Fabrikalari	93,410	121,329
Turkiye Vakiflar Bankasi Class D	86,416	144,446
†Yapi ve Kredi Bankasi	34,564	50,905

		3,456,602

United Arab Emirates–0.65%
Abu Dhabi Commercial Bank	109,965	200,590
Aldar Properties	259,992	194,658
†Arabtec Holding	105,385	47,055
DAMAC Properties Dubai	86,274	64,124
DP World	9,110	171,177
Dubai Financial Market	82,016	30,368
Dubai Islamic Bank	50,000	80,724
†Emaar Malls Group	107,535	84,318
Emaar Properties	210,620	345,203
First Gulf Bank	63,326	202,580
National Bank of Abu Dhabi	70,161	166,951
†Orascom Construction	6,673	39,437
Union National Bank	64,469	64,767

		1,691,952

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom–0.03%
Shanghai Baosight Software	20,600	$79,928

		79,928

Total Common Stock (Cost $213,362,525)		209,669,265

EXCHANGE-TRADED FUNDS–7.15%
iShares India 50	272,464	7,329,282
iShares MSCI Chile Capped	77,634	2,864,695
iShares MSCI India	306,269	8,306,015

Total Exchange-Traded Funds (Cost $18,330,600)		18,499,992

ΔPREFERRED STOCK–3.20%
Brazil–2.13%
Banco Bradesco 4.51%	170,256	1,276,571
Braskem 5.40%	6,900	44,597
Centrais Eletricas Brasileiras 1.01%	16,900	49,304
Cia Brasileira de Distribuicao 2.55%	7,800	108,356
Cia de Transmissao de Energia Eletrica Paulista 4.67%	2,015	27,118
Cia Energetica de Minas Gerais 8.13%	52,729	117,904
Cia Energetica de Sao Paulo Class B 31.94%	13,400	59,031
Cia Paranaense de Energia Class B 3.43%	6,200	49,057
Gerdau 2.65%	38,300	69,982
Itau Unibanco Holding 4.31%	176,908	1,530,627
Itausa - Investimentos Itau 5.45%	185,886	418,749
Klabin 3.19%	130,400	112,425
Lojas Americanas 0.54%	44,400	206,710
†Oi	18,750	5,997
†Petroleo Brasileiro	284,100	651,060
Suzano Papel e Celulose 2.34%	31,800	112,319
Telefonica Brasil 3.85%	28,300	354,178
Usinas Siderurgicas de Minas Gerais 1.79%	38,400	19,223
Vale 7.62%	97,900	310,392

		5,523,600

Colombia–0.16%
Banco Davivienda 1.60%	3,488	31,038
Bancolombia 3.21%	21,180	181,411
Cementos Argos 2.15%	12,000	41,913
Grupo Argos 1.41%	5,525	34,617
Grupo Aval Acciones y Valores 5.05%	165,853	64,395
Grupo de Inversiones Suramericana 1.12%	3,624	46,573

		399,947

Republic of Korea–0.65%
Amorepacific 0.61%	430	82,909

LVIP BlackRock Emerging Markets Managed Volatility Fund–9

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Republic of Korea (continued)
Hyundai Motor
3.94%	1,908	$176,852
5.98%	1,038	94,397
LG Chem 2.01%	358	71,062
LG Electronics 1.33%	811	23,083
LG Household & Health Care 1.06%	184	71,920
Samsung Electronics 1.99%	1,152	1,115,131
Samsung Fire & Marine Insurance 2.77%	250	42,191

		1,677,545

Russia–0.26%
AK Transneft 0.42%	77	211,339
Bashneft 6.05%	2,295	63,280
Sberbank of Russia 0.56%	45,800	53,916
†Surgutneftegas	498,600	333,662
Tatneft 5.27%	7,000	21,192

		683,389

Total Preferred Stock (Cost $11,164,707)		8,284,481

	Number of Shares	Value (U.S. $)

ΔRIGHT–0.00%
Brazil–0.00%
†Usinas Siderurgicas De Minas Gerais	2,423	$303

Total Right (Cost $0)		303

MONEY MARKET FUND–9.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	25,233,584	25,233,584

Total Money Market Fund (Cost $25,233,584)		25,233,584

TOTAL VALUE OF SECURITIES–101.08% (Cost $268,091,416)	261,687,625
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.08%)	(2,786,312)

NET ASSETS APPLICABLE TO 32,403,606 SHARES OUTSTANDING–100.00%	$258,901,313

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $1,616,317, which represents 0.62% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $5,659,103 cash collateral held at broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $288,430, which represents 0.11% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $378,006, which represents 0.15% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets Managed Volatility Fund–10

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	784,000	USD	(221,250)	4/4/16	$(3,469)
BNYM	KRW	1,321,670,000	USD	(1,155,811)	4/4/16	(1,341)
BNYM	MYR	1,901,000	USD	(487,435)	4/4/16	1,492
BNYM	PHP	5,714,000	USD	(124,109)	4/4/16	87
BNYM	THB	2,004,000	USD	(56,931)	4/4/16	27
BNYM	TWD	39,745,000	USD	(1,235,083)	4/1/16	33
MSC	HKD	16,246,000	USD	(2,094,519)	4/5/16	(167)
MSC	MXN	7,191,000	USD	(419,606)	4/4/16	(3,575)
MSC	PLN	464,000	USD	(124,669)	4/4/16	(323)
MSC	TRY	368,000	USD	(130,585)	4/4/16	(139)
MSC	ZAR	4,091,000	USD	(278,152)	4/4/16	(1,271)

						$(8,646)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,267)	E-mini MSCI Emerging Markets Index	$(49,963,361)	$(52,827,565)	6/20/16	$(2,864,204)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–Bank of New York Mellon
BRL–Brazilian Real
CPO–Ordinary Participation Certificate
GDR–Global Depositary Receipt
HKD–Hong Kong Dollar
KRW–South Korean Won
MSC–Morgan Stanley Capital
MXN–Mexican Peso
MYR–Malaysian Ringgit
NVDR–Nonvoting Depositary Receipt
PHP–Philippine Peso
PLN–Polish Zloty
REIT–Real Estate Investment Trust
THB–Thailand Baht
TRY–Turkish Lira
TWD–Taiwan Dollar
USD–United States Dollar
ZAR–South African Rand

LVIP BlackRock Emerging Markets Managed Volatility Fund–11

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Emerging Markets Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities or ETFs listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$268,091,416

Aggregate unrealized appreciation	$33,116,139
Aggregate unrealized depreciation	(39,519,930)

Net unrealized depreciation	$(6,403,791)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Emerging Markets Managed Volatility Fund–12

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$9,607,159	$9,623	$—	$9,616,782
China	50,970,743	229,650	233,252	51,433,645
Colombia	1,349,561	—	—	1,349,561
Curacao	184,222	—	—	184,222
Czech Republic	458,602	—	—	458,602
Greece	483,898	—	—	483,898
Hong Kong	13,822,812	—	144,754	13,967,566
Hungary	692,892	—	—	692,892
India	4,316,047	—	—	4,316,047
Indonesia	5,337,813	—	—	5,337,813
Malaysia	8,647,051	—	—	8,647,051
Mexico	10,586,437	—	—	10,586,437
Netherlands	1,429,782	—	—	1,429,782
Peru	767,910	—	—	767,910
Philippines	3,700,446	—	—	3,700,446
Poland	2,781,561	—	—	2,781,561
Republic of Korea	31,722,975	—	—	31,722,975
Russia	10,012,905	—	—	10,012,905
South Africa	14,313,255	—	—	14,313,255
Taiwan	27,111,332	—	—	27,111,332
Thailand	4,306,606	1,219,495	—	5,526,101
Turkey	3,456,602	—	—	3,456,602
United Arab Emirates	1,691,952	—	—	1,691,952
United Kingdom	79,928	—	—	79,928
Exchange-Traded Funds	18,499,992	—	—	18,499,992
Preferred Stock	8,284,481	—	—	8,284,481
Right	303	—	—	303
Money Market Fund	25,233,584	—	—	25,233,584

Total	$259,850,851	$1,458,768	$378,006	$261,687,625

Foreign Currency Exchange Contracts	$—	$(8,646)	$—	$(8,646)

Futures Contracts	$(2,864,204)	$—	$—	$(2,864,204)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP SSGA International Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

LVIP BlackRock Emerging Markets Managed Volatility Fund–13

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.40%
Aerospace & Defense–5.37%
Honeywell International	90,550	$10,146,128
Lockheed Martin	73,289	16,233,514
Northrop Grumman	49,100	9,716,890
Raytheon	100,440	12,316,957
United Technologies	14,050	1,406,405

		49,819,894

Air Freight & Logistics–0.73%
United Parcel Service Class B	64,520	6,804,924

		6,804,924

Banks–10.97%
Bank of America	780,540	10,552,901
Bank of Hawaii	32,727	2,234,600
BB&T	38,671	1,286,584
Citigroup	376,270	15,709,274
First Niagara Financial Group	42,014	406,696
FirstMerit	40,429	851,030
FNB	47,681	620,330
JPMorgan Chase	386,960	22,915,771
PacWest Bancorp	67,846	2,520,479
People’s United Financial	54,715	871,610
SunTrust Banks	279,435	10,082,015
Trustmark	50,013	1,151,799
U.S. Bancorp	246,990	10,025,324
United Bankshares	44,508	1,633,444
Valley National Bancorp	61,056	582,474
Wells Fargo	421,750	20,395,830

		101,840,161

Beverages–1.74%
Coca-Cola	244,465	11,340,731
Diageo	177,668	4,801,130

		16,141,861

Biotechnology–0.35%
AbbVie	57,070	3,259,838

		3,259,838

Capital Markets–2.14%
Federated Investors Class B	44,080	1,271,708
Goldman Sachs Group	34,650	5,439,357
Invesco	130,284	4,008,839
Morgan Stanley	284,360	7,111,844
Waddell & Reed Financial Class A	86,445	2,034,915

		19,866,663

Chemicals–2.26%
Dow Chemical	161,670	8,222,536
E.I. duPont deNemours	142,800	9,042,096
Huntsman	48,603	646,420
Olin	61,665	1,071,121

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Praxair	17,720	$2,028,054

		21,010,227

Commercial Services & Supplies–0.46%
Pitney Bowes	44,639	961,524
R.R. Donnelley & Sons	79,483	1,303,521
Waste Management	34,478	2,034,202

		4,299,247

Communications Equipment–1.45%
Motorola Solutions	76,790	5,813,003
QUALCOMM	148,650	7,601,961

		13,414,964

Consumer Finance–0.20%
American Express	30,522	1,874,051

		1,874,051

Containers & Packaging–1.27%
International Paper	128,211	5,261,779
Packaging Corp. of America	46,977	2,837,411
Sonoco Products	36,757	1,785,287
WestRock	49,416	1,928,706

		11,813,183

Distributors–0.36%
Genuine Parts	33,332	3,311,868

		3,311,868

Diversified Financial Services–1.34%
CME Group	129,558	12,444,046

		12,444,046

Diversified Telecommunication Services–1.93%
AT&T	60,468	2,368,532
BCE	43,740	1,991,920
CenturyLink	80,453	2,571,278
Verizon Communications	203,350	10,997,168

		17,928,898

Electric Utilities–4.91%
American Electric Power	41,016	2,723,462
Cleco	40,953	2,261,015
Edison International	32,312	2,322,910
Entergy	53,466	4,238,784
Eversource Energy	37,106	2,164,764
Exelon	147,576	5,292,075
FirstEnergy	47,137	1,695,518
Great Plains Energy	41,341	1,333,247
IDACORP	33,285	2,482,728
NextEra Energy	109,361	12,941,781
OGE Energy	49,586	1,419,647
Pinnacle West Capital	41,948	3,149,036
PPL	48,878	1,860,785

LVIP BlackRock Equity Dividend Managed Volatility Fund–1

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	39,509	$1,652,266

		45,538,018

Electrical Equipment–0.76%
Eaton	45,746	2,861,870
Emerson Electric	44,581	2,424,315
Rockwell Automation	15,940	1,813,175

		7,099,360

Energy Equipment & Services–0.94%
Helmerich & Payne	52,106	3,059,664
National Oilwell Varco	68,989	2,145,558
Noble	62,278	644,577
Schlumberger	39,400	2,905,750

		8,755,549

Food & Staples Retailing–1.11%
Kroger	229,280	8,769,960
Sysco	33,539	1,567,277

		10,337,237

Food Products–0.54%
General Mills	35,231	2,231,884
Mondelez International	69,050	2,770,286

		5,002,170

Gas Utilities–0.52%
AGL Resources	39,459	2,570,359
New Jersey Resources	33,650	1,225,870
Questar	42,222	1,047,106

		4,843,335

Health Care Equipment & Supplies–0.46%
Becton Dickinson	28,150	4,273,733

		4,273,733

Health Care Providers & Services–3.55%
Aetna	79,060	8,882,391
Anthem	66,610	9,258,124
@Quest Diagnostics	95,570	6,828,477
UnitedHealth Group	62,040	7,996,956

		32,965,948

Hotels, Restaurants & Leisure–1.33%
Darden Restaurants	35,766	2,371,286
McDonald’s	79,443	9,984,396

		12,355,682

Household Durables–0.82%
Garmin	61,673	2,464,453
Leggett & Platt	33,698	1,630,983
Tupperware Brands	60,300	3,496,194

		7,591,630

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–1.77%
Kimberly-Clark	33,291	$4,477,972
Procter & Gamble	145,500	11,976,105

		16,454,077

Industrial Conglomerates–2.86%
3M	17,410	2,901,028
General Electric	743,389	23,632,336

		26,533,364

Insurance–4.27%
Allstate	39,210	2,641,578
American International Group	163,080	8,814,474
Arthur J. Gallagher	44,882	1,996,351
Cincinnati Financial	36,220	2,367,339
Mercury General	15,831	878,621
MetLife	173,200	7,610,408
Old Republic International	52,074	951,913
Prudential Financial	105,460	7,616,321
Travelers	58,160	6,787,854

		39,664,859

Leisure Products–0.20%
Mattel	54,432	1,830,004

		1,830,004

Machinery–0.73%
Caterpillar	50,601	3,873,001
PACCAR	53,257	2,912,625

		6,785,626

Media–1.52%
Cinemark Holdings	38,373	1,374,905
Comcast Class A	166,920	10,195,474
Meredith	52,796	2,507,810

		14,078,189

Metals & Mining–0.07%
BHP Billiton	2,507	32,401
Commercial Metals	35,370	600,229

		632,630

Multiline Retail–1.54%
Dollar General	166,650	14,265,240

		14,265,240

Multi-Utilities–5.81%
Alliant Energy	39,680	2,947,430
Avista	42,306	1,725,239
Black Hills	34,021	2,045,683
CenterPoint Energy	62,035	1,297,772
CMS Energy	138,972	5,897,972
Dominion Resources	145,115	10,901,039
DTE Energy	39,459	3,577,353
NiSource	32,844	773,805

LVIP BlackRock Equity Dividend Managed Volatility Fund–2

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	39,254	$2,423,935
PG&E	37,289	2,226,899
Public Service Enterprise Group	135,010	6,364,371
SCANA	41,419	2,905,543
Sempra Energy	36,045	3,750,482
TECO Energy	39,914	1,098,832
WEC Energy Group	100,389	6,030,367

		53,966,722

Oil, Gas & Consumable Fuels–8.63%
Chevron	146,547	13,980,584
ConocoPhillips	78,859	3,175,652
Exxon Mobil	176,450	14,749,456
Hess	77,780	4,095,117
HollyFrontier	42,218	1,491,140
Marathon Oil	144,020	1,604,383
Marathon Petroleum	117,960	4,385,753
Occidental Petroleum	243,200	16,642,176
ONEOK	109,266	3,262,683
Pioneer Natural Resources	38,630	5,436,786
Spectra Energy	81,380	2,490,228
TOTAL ADR	192,706	8,752,707

		80,066,665

Paper & Forest Products–0.23%
Domtar	52,644	2,132,082

		2,132,082

Personal Products–0.36%
Nu Skin Enterprises Class A	49,777	1,903,970
Unilever New York Shares	31,920	1,426,186

		3,330,156

Pharmaceuticals–6.18%
AstraZeneca	77,490	4,343,288
Bristol-Myers Squibb	45,566	2,910,756
Eli Lilly & Co.	33,102	2,383,675
Johnson & Johnson	104,460	11,302,572
Merck	286,709	15,169,773
Pfizer	716,150	21,226,686

		57,336,750

Professional Services–0.39%
Nielsen Holdings	68,640	3,614,582

		3,614,582

Real Estate Investment Trusts–0.31%
Weyerhaeuser	92,900	2,878,042

		2,878,042

Road & Rail–0.38%
Union Pacific	43,942	3,495,586

		3,495,586

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.13%
Intel	544,178	$17,604,158
NVIDIA	60,110	2,141,719

		19,745,877

Software–2.67%
Microsoft	264,580	14,612,753
Oracle	248,170	10,152,635

		24,765,388

Specialty Retail–2.56%
Gap	220,700	6,488,580
Guess	49,921	937,017
Home Depot	117,440	15,670,019
Staples	60,478	667,072

		23,762,688

Technology Hardware, Storage & Peripherals–1.32%
Lenovo Group	3,392,000	2,641,067
Samsung Electronics GDR	11,650	6,634,675
Seagate Technology	86,565	2,982,164

		12,257,906

Thrifts & Mortgage Finance–0.09%
New York Community Bancorp	55,192	877,553

		877,553

Tobacco–2.15%
Altria Group	110,606	6,930,572
Philip Morris International	87,594	8,593,847
Reynolds American	88,552	4,455,051

		19,979,470

Water Utilities–0.43%
American Water Works	57,610	3,971,057

		3,971,057

Wireless Telecommunication Services–0.29%
SK Telecom ADR	133,580	2,694,309

		2,694,309

Total Common Stock (Cost $750,978,708)		857,711,309

INVESTMENT COMPANIES–0.00%
SPDR® Dow Jones REIT ETF	89	8,468

Total Investment Companies (Cost $8,126)		8,468

LVIP BlackRock Equity Dividend Managed Volatility Fund–3

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–6.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	61,679,898	$61,679,898

Total Money Market Fund (Cost $61,679,898)		61,679,898

TOTAL VALUE OF SECURITIES–99.05% (Cost $812,666,732)	$919,399,675
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	8,840,492

NET ASSETS APPLICABLE TO 55,424,763 SHARES OUTSTANDING–100.00%	$928,240,167

«	Includes $14,050,979 cash collateral held at broker for futures contracts and $2,374,394 foreign currencies collateral due to broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $6,828,477, which represents 0.74% of the Fund’s net assets.

The	following foreign currency contracts and futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	AUD	(660,000)	USD	506,814	4/4/16	$982
State Street Bank	AUD	(311,000)	USD	238,689	4/1/16	303

						$1,285

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(36)	British Pound Currency	$(3,215,142)	$(3,233,925)	6/14/16	$(18,783)
10	Dow Jones U.S. Real Estate Index	301,527	306,400	6/20/16	4,873
(1,061)	E-mini S&P 500 Index	(104,970,334)	(108,832,075)	6/20/16	(3,861,741)
(82)	E-mini S&P MidCap 400 Index	(11,254,906)	(11,817,840)	6/20/16	(562,934)
(37)	Euro Currency	(5,194,458)	(5,278,050)	6/14/16	(83,592)
(155)	Euro STOXX 50 Index	(5,258,765)	(5,169,537)	6/20/16	89,228
(36)	FTSE 100 Index	(3,130,836)	(3,160,727)	6/20/16	(29,891)
(34)	Japanese Yen Currency	(3,768,587)	(3,784,200)	6/14/16	(15,613)
(25)	Nikkei 225 Index (OSE)	(3,666,400)	(3,722,955)	6/10/16	(56,555)

					$(4,535,008)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Equity Dividend Managed Volatility Fund–4

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

ETF–Exchange Traded Fund

GDR–Global Depository Receipt

GSC–Goldman Sachs Company

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP BlackRock Equity Dividend Managed Volatility Fund–5

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Equity Dividend Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$812,666,732

Aggregate unrealized appreciation	$130,222,135
Aggregate unrealized depreciation	(23,489,192)

Net unrealized appreciation	$106,732,943

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Equity Dividend Managed Volatility Fund–6

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$857,711,309	$—	$857,711,309
Investment Companies	8,468	—	8,468
Money Market Fund	61,679,898	—	61,679,898

Total	$919,399,675	$—	$919,399,675

Foreign Currency Exchange Contracts	$—	$1,285	$1,285

Futures Contracts	$(4,535,008)	$—	$(4,535,008)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP BlackRock Dividend Value Managed Volatility Fund.

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP BlackRock Equity Dividend Managed Volatility Fund–7

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

(formerly, LVIP BlackRock Global Allocation V.I. Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–96.20%
International Equity Fund–96.20%
*BlackRock Global Allocation V.I. Fund	63,091,186	$947,629,619

Total Affiliated Investment Company (Cost $1,074,127,660)		947,629,619

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–3.74%
Money Market Fund–3.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	36,821,755	$36,821,755

		36,821,755

Total Unaffiliated Investment Company (Cost $36,821,755)		36,821,755

TOTAL VALUE OF SECURITIES–99.94% (Cost $1,110,949,415)	984,451,374
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	567,259

NET ASSETS APPLICABLE TO 104,838,006 SHARES OUTSTANDING–100.00%	$985,018,633

*	Class I shares.

«	Includes $78,343 cash and $707,832 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
49	British Pound Currency	$4,405,089	$4,401,731	6/14/16	$(3,358)
38	E-mini MSCI Emerging Markets Index	1,585,490	1,584,410	6/20/16	(1,080)
70	E-mini S&P 500 Index	7,184,328	7,180,250	6/20/16	(4,078)
7	E-mini S&P MidCap 400 Index	1,008,275	1,008,840	6/20/16	565
9	Euro Currency	1,276,838	1,283,850	6/14/16	7,012
49	Euro STOXX 50 Index	1,633,876	1,634,241	6/20/16	365
54	FTSE 100 Index	4,719,542	4,741,090	6/20/16	21,548
18	Japanese Yen Currency	2,003,202	2,003,400	6/14/16	198
13	Nikkei 225 Index (OSE)	1,958,134	1,935,937	6/10/16	(22,197)

					$(1,025)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds stucture and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,110,949,415

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(126,498,041)

Net unrealized depreciation	$(126,498,041)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$984,451,374

Futures Contracts	$(1,025)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	$939,854,439	$30,904,608	$19,387,661	$(4,550,704)	$947,629,619	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfilio managers and revised risks.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.31%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	$1,041,276
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	948,858
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	939,937
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.173% 5/15/48	798,000	831,182
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	366,013

Total Commercial Mortgage-Backed Securities (Cost $4,072,142)		4,127,266

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	90,378	93,454
Series 2003-6 1A4 5.50% 5/25/33	168,872	174,901
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	64,236	63,380
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	279,649	279,603
¿CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	144,064	144,786
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	207,002	206,308
•PHHMC Trust Series 2007-6 A1 5.397% 12/18/37	116,281	115,090
¿WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	274,360	280,565
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22	49,691	50,252

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,446,961)		1,408,339

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–39.32%
Australia–1.62%
Australia Government Bonds
1.00% 11/21/18	AUD	4,875,000	$3,966,715
1.25% 2/21/22	AUD	4,450,000	3,903,308
3.00% 9/20/25	AUD	5,835,000	6,440,457
4.00% 8/20/20	AUD	4,780,000	6,974,173

			21,284,653

Canada–0.57%
Canadian Government Bond 4.25% 12/1/21	CAD	7,585,661	7,438,358

			7,438,358

Denmark–0.41%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	33,374,534	5,378,190

			5,378,190

France–9.51%
France Government Bond O.A.T.
0.10% 7/25/21	EUR	5,713,769	6,858,894
0.10% 3/1/25	EUR	600,233	729,131
0.25% 7/25/18	EUR	14,338,240	16,990,292
0.25% 7/25/24	EUR	1,315,526	1,629,446
#144A 0.70% 7/25/30	EUR	15,603,132	20,578,173
1.00% 7/25/17	EUR	21,630,357	25,447,816
1.10% 7/25/22	EUR	2,804,235	3,615,174
1.30% 7/25/19	EUR	11,680,934	14,367,103
2.10% 7/25/23	EUR	14,645,095	20,283,716
2.25% 7/25/20	EUR	10,809,292	14,149,182

			124,648,927

Germany–6.04%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	28,865,504	34,118,250
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	7,759,917	9,488,366
0.10% 4/15/26	EUR	9,150,573	11,404,358
1.50% 4/15/16	EUR	5,723	6,519
1.75% 4/15/20	EUR	19,069,027	24,158,079

			79,175,572

Italy–5.92%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 1.25% 9/15/32	EUR	2,058,947	2,493,335
2.10% 9/15/16	EUR	52,714	61,320
2.10% 9/15/21	EUR	17,609,845	22,556,248
2.35% 9/15/19	EUR	17,971,288	22,501,720
#144A 2.35% 9/15/24	EUR	10,841,944	14,421,393
2.55% 9/15/41	EUR	6,542,867	9,734,505
3.10% 9/15/26	EUR	4,083,526	5,884,148

			77,652,669

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–5.26%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	997,365,600	$9,192,477
0.10% 3/10/24	JPY	806,255,800	7,427,482
0.10% 9/10/24	JPY	1,022,329,000	9,567,899
0.10% 3/10/25	JPY	4,478,115,600	41,950,129
1.10% 12/10/16	JPY	86,852,700	789,079

			68,927,066

New Zealand–1.12%
New Zealand Government Bond 3.00% 9/20/30	NZD	18,632,000	14,720,326

			14,720,326

Spain–2.75%
Spain Government Inflation Linked Bonds
#144A 0.55% 11/30/19	EUR	6,503,527	7,681,178
#144A 1.80% 11/30/24	EUR	22,434,458	28,410,044

			36,091,222

Sweden–1.00%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	29,680,000	4,049,484
1.00% 6/1/25	SEK	20,395,000	2,999,098
4.00% 12/1/20	SEK	30,130,000	5,995,752

			13,044,334

United Kingdom–5.12%
United Kingdom Gilt Inflation Linked
0.125% 11/22/19	GBP	3,677,800	5,649,726
0.125% 3/22/24	GBP	14,785,845	23,456,835
1.25% 11/22/17	GBP	14,815,242	22,309,202
2.50% 4/16/20	GBP	3,040,000	15,755,738

			67,171,501

Total Sovereign Bonds (Cost $496,370,735)			515,532,818

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–52.36%
U.S. Treasury Inflation Index Bonds
0.75% 2/15/45	130,792	$126,844
1.00% 2/15/46	5,379,354	5,618,171
2.125% 2/15/41	20,488,508	26,424,439
2.50% 1/15/29	10,861,664	13,660,661
U.S. Treasury Inflation Index Notes
0.125% 4/15/17	1,507,178	1,525,021
0.125% 4/15/18	29,310,090	29,839,606
0.125% 4/15/20	32,778,432	33,489,691
0.125% 1/15/22	24,636,203	25,026,441
0.125% 7/15/22	48,359,466	49,251,408
0.125% 1/15/23	34,751,851	35,075,391
0.125% 7/15/24	25,622,734	25,740,163
0.25% 1/15/25	55,504,427	56,018,620
0.375% 7/15/23	22,605,578	23,309,493
0.375% 7/15/25	61,940,480	63,340,583
¥0.625% 7/15/21	38,532,949	40,480,404
0.625% 1/15/24	34,933,805	36,413,496
0.625% 1/15/26	5,286,465	5,530,758
1.125% 1/15/21	44,020,296	47,084,813
1.25% 7/15/20	34,558,966	37,182,821
1.375% 7/15/18	15,688,865	16,559,926
1.375% 1/15/20	16,465,622	17,637,299
1.625% 1/15/18	15,668,342	16,388,929
1.875% 7/15/19	7,240,010	7,875,016
2.125% 1/15/19	13,870,744	14,980,944
2.375% 1/15/25	35,648,855	42,493,150
2.625% 7/15/17	14,637,524	15,418,377

Total U.S. Treasury Obligations (Cost $666,635,024)		686,492,465

	Number of Shares

MONEY MARKET FUND–8.81%
BlackRock Liquidity TempFund	115,450,799	115,450,799

Total Money Market Fund (Cost $115,450,799)		115,450,799

TOTAL VALUE OF SECURITIES–100.91% (Cost $1,283,975,661)	1,323,011,687
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(11,870,822)

NET ASSETS APPLICABLE TO 129,654,231 SHARES OUTSTANDING–100.00%	$1,311,140,865

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $77,345,376, which represents 5.90% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

«	Includes $384,106 cash collateral due to broker for futures contracts and $703,840 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	JPY	(1,993,337,500)	USD	17,566,701	4/5/16	$(148,120)
BAML	SEK	(104,499,223)	USD	12,228,840	4/5/16	(645,562)
BCLY	JPY	(2,147,483,648)	USD	(34,081,409)	4/5/16	1,904
BCLY	JPY	(2,147,483,648)	USD	34,111,267	5/9/16	(4,712)
BNP	DKK	34,783,096	USD	(5,311,819)	4/5/16	483
BNP	DKK	(34,783,096)	USD	5,315,991	5/4/16	(816)
BNP	JPY	960,000	USD	(8,555)	4/5/16	(24)
CITI	DKK	(34,783,096)	USD	5,084,338	4/5/16	(227,964)
CITI	EUR	3,220,000	USD	(3,511,699)	4/25/16	155,083
CITI	SEK	104,499,223	USD	(12,892,845)	4/5/16	(18,444)
CITI	SEK	(104,499,223)	USD	12,905,904	5/4/16	18,089
DB	EUR	63,240	USD	(69,005)	4/25/16	3,009
GSC	EUR	(3,283,240)	USD	3,551,369	4/25/16	(187,429)
HSBC	JPY	(1,993,337,500)	USD	17,590,962	4/5/16	(123,859)
HSBC	MXN	(22,109,000)	USD	1,217,619	4/5/16	(61,344)
MSC	EUR	(203,000)	USD	224,366	4/5/16	(6,663)
MSC	EUR	(278,028,000)	USD	317,001,965	5/4/16	308,462
MSC	JPY	300,588,000	USD	(2,666,219)	4/5/16	5,111
RBS	EUR	200,000	USD	(224,601)	4/5/16	3,015
RBS	EUR	(2,772,000)	USD	3,161,560	5/4/16	4,057
RBS	GBP	2,305,000	USD	(3,314,129)	4/5/16	(3,524)
RBS	GBP	(46,955,000)	USD	67,515,107	5/4/16	69,134
SCB	NZD	(20,141,000)	USD	13,253,221	4/5/16	(664,641)
SSB	EUR	(3,000)	USD	3,398	5/4/16	(19)
UBS	AUD	(51,000)	USD	36,411	4/5/16	(2,674)
UBS	AUD	(27,196,000)	USD	20,914,839	5/4/16	100,513
UBS	JPY	(151,494,000)	USD	1,340,981	4/5/16	(5,348)
UBS	JPY	(2,147,483,648)	USD	34,197,650	5/9/16	81,670
WBC	CAD	(3,000)	USD	2,214	4/5/16	(95)
WBC	CAD	(9,936,000)	USD	7,682,024	5/4/16	31,289
WBC	NZD	19,997,000	USD	(13,867,899)	4/5/16	(49,544)
WBC	NZD	(19,997,000)	USD	13,846,322	5/4/16	49,544

						$(1,319,419)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(77)	Euro-Bobl	$(11,506,847)	$(11,486,759)	6/9/16	$20,088
(219)	Euro-BTP	(34,456,271)	(35,042,518)	6/9/16	(586,247)
(56)	Euro-Bund	(10,405,821)	(10,407,142)	6/9/16	(1,321)
2	Euro-Buxl 30 yr	370,229	383,564	6/9/16	13,335
(24)	Japan 10 yr Bonds (OSE)	(32,232,371)	(32,264,428)	6/14/16	(32,057)
599	U.S. Treasury 2 yr Notes	130,646,989	131,031,250	7/1/16	384,261
(514)	U.S. Treasury 5 yr Notes	(61,777,419)	(62,278,328)	7/1/16	(500,909)
466	U.S. Treasury 10 yr Notes	60,766,726	60,762,032	6/22/16	(4,694)
(32)	U.S. Treasury 10 yr Ultra Bonds	(4,469,372)	(4,504,000)	6/22/16	(34,628)
(32)	U.S. Treasury Long Bonds	(5,218,911)	(5,262,000)	6/22/16	(43,089)
(345)	U.S. Treasury Ultra Bonds	(59,790,416)	(59,523,281)	6/22/16	267,135

					$(518,126)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley & Company

MXN–Mexican Peso

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SCB–Standard Chartered Bank

SEK–Swedish Krona

SSB–State Street Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

WBC–Westpac Banking

yr–Year

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Index swap contracts and other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the Board). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,283,975,661

Aggregate unrealized appreciation	$45,755,104
Aggregate unrealized depreciation	(6,719,078)

Net unrealized appreciation	$39,036,026

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Commercial Mortgage-Backed Securities	$—	$4,127,266	$4,127,266
Non-Agency Collateralized Mortgage Obligations	—	1,408,339	1,408,339
Sovereign Bonds	—	515,532,818	515,532,818
U.S. Treasury Obligations	—	686,492,465	686,492,465
Money Market Funds	115,450,799	—	115,450,799

Total	$115,450,799	$1,207,560,888	$1,323,011,687

Foreign Currency Exchange Contracts	$—	$(1,319,419)	$(1,319,419)

Futures Contracts	$(518,126)	$—	$(518,126)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.70%
Equity Funds–20.39%
iShares Core High Dividend ETF	7,288	$568,537
iShares Select Dividend ETF	3,519	287,397
iShares U.S. Energy ETF	5,430	188,855
iShares U.S. Preferred Stock ETF	19,878	775,838
iShares U.S. Real Estate ETF	1,875	145,988

		1,966,615

Fixed Income Funds–57.73%
iShares 1-3 Year Credit Bond ETF	15,508	1,634,853
iShares 10+ Year Credit Bond ETF	11,490	681,127
iShares CMBS ETF	9,301	483,838
iShares iBoxx $ High Yield Corporate Bond ETF	29,154	2,381,590
iShares Intermediate Credit Bond ETF	3,528	387,022

		5,568,430

International Equity Funds–10.82%
iShares Emerging Markets Dividend ETF	5,834	191,297

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
iShares Europe ETF	6,120	$239,353
iShares International Developed Real Estate ETF	4,884	142,711
iShares International Select Dividend ETF	16,221	470,247

		1,043,608

Money Market Fund–10.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,037,968	1,037,968

		1,037,968

Total Investment Companies (Cost $9,774,508)		9,616,621

TOTAL VALUE OF SECURITIES–99.70% (Cost $9,774,508)	9,616,621
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	28,714

NET ASSETS APPLICABLE TO 1,051,473 SHARES OUTSTANDING–100.00%	$9,645,335

«	Includes $26,048 cash collateral and $12,895 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	Australian 10 yr Bond	$220,886	$224,250	6/16/16	$3,364
(1)	Euro Currency	(137,924)	(142,650)	6/14/16	(4,726)
(4)	Euro STOXX 50 Index	(136,176)	(133,407)	6/20/16	2,769
(3)	U.S. Treasury 2 yr Notes	(654,640)	(656,250)	7/1/16	(1,610)
(3)	U.S. Treasury 10 yr Notes	(391,589)	(391,172)	6/22/16	417
(1)	U.S. Treasury Long Bond	(163,123)	(164,437)	6/22/16	(1,314)
(1)	U.S. Treasury Ultra Bond	(173,116)	(172,531)	6/22/16	585

					$(515)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

yr–Year

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,774,508

Aggregate unrealized appreciation	$119,928
Aggregate unrealized depreciation	(277,815)

Net unrealized depreciation	$(157,887)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$9,616,621

Futures Contracts	$(515)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.21%
Aerospace & Defense–0.65%
L-3 Communications Holdings	2,248	$266,388

		266,388

Airlines–1.96%
American Airlines Group	8,842	362,610
Southwest Airlines	9,750	436,800

		799,410

Auto Components–1.93%
Delphi Automotive	6,893	517,113
Lear	2,440	271,255

		788,368

Automobiles–0.25%
†Tesla Motors	447	102,707

		102,707

Banks–2.68%
BankUnited	13,012	448,133
SunTrust Banks	10,103	364,516
†SVB Financial Group	2,739	279,515

		1,092,164

Beverages–2.15%
Constellation Brands Class A	1,600	241,744
Molson Coors Brewing Class B	4,547	437,331
†Monster Beverage	1,500	200,070

		879,145

Biotechnology–0.98%
†Anacor Pharmaceuticals	1,245	66,545
Baxalta	5,358	216,463
†BioMarin Pharmaceutical	1,421	117,204

		400,212

Capital Markets–0.49%
WisdomTree Investments	17,433	199,259

		199,259

Chemicals–2.97%
Eastman Chemical	6,549	473,034
†Platform Specialty Products	24,749	212,841
Sherwin-Williams	1,382	393,414
Valspar	1,257	134,524

		1,213,813

Communications Equipment–1.00%
Harris	5,234	407,519

		407,519

Consumer Finance–0.49%
Discover Financial Services	3,920	199,606

		199,606

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–1.40%
†Crown Holdings	6,591	$326,848
WestRock	6,300	245,889

		572,737

Diversified Financial Services–0.69%
Intercontinental Exchange	1,200	282,168

		282,168

Diversified Telecommunication Services–1.65%
Cogent Communications Holdings	5,292	206,547
†SBA Communications Class A	4,642	464,989

		671,536

Electric Utilities–4.52%
Edison International	3,506	252,046
FirstEnergy	16,405	590,088
PPL	8,547	325,384
Xcel Energy	16,154	675,560

		1,843,078

Electrical Equipment–1.22%
Acuity Brands	2,276	496,487

		496,487

Electronic Equipment, Instruments & Components–2.50%
Amphenol Class A	5,007	289,505
CDW	11,852	491,858
†Universal Display	4,388	237,391

		1,018,754

Energy Equipment & Services–0.57%
US Silica Holdings	10,167	230,994

		230,994

Food & Staples Retailing–1.20%
†Sprouts Farmers Market	16,848	489,266

		489,266

Food Products–2.72%
†Hain Celestial Group	5,439	222,510
Kellogg	4,565	349,451
Mead Johnson Nutrition	1,700	144,449
†Nomad Foods	2,366	21,318
Pinnacle Foods	8,333	372,318

		1,110,046

Health Care Equipment & Supplies–2.74%
†Boston Scientific	22,541	423,996
C.R. Bard	1,200	243,204
†Edwards Lifesciences	2,836	250,164
St. Jude Medical	653	35,915
Zimmer Biomet Holdings	1,531	163,251

		1,116,530

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–1

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–2.90%
†Amedisys	2,031	$98,179
Cigna	2,431	333,630
†DaVita HealthCare Partners	2,800	205,464
Humana	1,672	305,892
Universal Health Services Class B	1,913	238,589

		1,181,754

Hotels, Restaurants & Leisure–3.40%
Aramark	11,890	393,797
Brinker International	4,794	220,284
ClubCorp Holdings	20,234	284,085
Royal Caribbean Cruises	3,100	254,665
†Wingstop	10,380	235,418

		1,388,249

Household Durables–2.63%
†Jarden	10,611	625,518
†Toll Brothers	8,429	248,740
Whirlpool	1,100	198,374

		1,072,632

Household Products–0.52%
Clorox	1,700	214,302

		214,302

Industrial Conglomerates–1.31%
Roper Technologies	2,927	534,968

		534,968

Insurance–4.38%
Allied World Assurance Holdings	3,800	132,772
Assured Guaranty	14,980	378,994
Hartford Financial Services Group	16,363	754,007
Reinsurance Group of America	5,441	523,696

		1,789,469

Internet & Catalog Retail–0.86%
†Liberty Interactive Class A	13,940	351,985

		351,985

Internet Software & Services–0.66%
†comScore	7,409	222,566
†Hortonworks	4,273	48,285

		270,851

IT Services–3.74%
†Euronet Worldwide	9,068	672,030
Fidelity National Information Services	5,753	364,222
†First Data	14,090	182,325
Sabre	10,592	306,321

		1,524,898

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–0.12%
†Performance Sports Group	15,042	$47,834

		47,834

Machinery–2.75%
Snap-on	2,649	415,867
Stanley Black & Decker	4,300	452,403
Wabtec	3,198	253,569

		1,121,839

Media–1.39%
EW Scripps Class A	5,916	92,230
Lions Gate Entertainment	9,463	206,767
Nexstar Broadcasting Group Class A	6,039	267,347

		566,344

Multi-Utilities–1.43%
Public Service Enterprise Group	12,372	583,216

		583,216

Oil, Gas & Consumable Fuels–3.68%
†Concho Resources	5,790	585,022
†Diamondback Energy	4,413	340,595
Energen	4,060	148,555
Pioneer Natural Resources	3,033	426,864

		1,501,036

Pharmaceuticals–1.62%
†Jazz Pharmaceuticals	1,341	175,068
†Mallinckrodt	3,091	189,417
Zoetis	6,700	297,011

		661,496

Professional Services–1.12%
Equifax	3,987	455,674

		455,674

Real Estate Investment Trusts–8.27%
Boston Properties	4,042	513,657
Equinix	500	165,355
Host Hotels & Resorts	22,801	380,777
Pebblebrook Hotel Trust	7,362	214,013
Physicians Realty Trust	17,640	327,751
STAG Industrial	15,762	320,914
Ventas	9,214	580,113
VEREIT	58,848	521,982
Weyerhaeuser	11,356	351,809

		3,376,371

Real Estate Management & Development–1.04%
Kennedy-Wilson Holdings	19,337	423,480

		423,480

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.80%
Kansas City Southern	3,815	$325,992

		325,992

Semiconductors & Semiconductor Equipment–5.07%
Broadcom	3,867	597,452
†Cavium	4,048	247,576
Lam Research	3,382	279,353
†M/A-COM Technology Solutions Holdings	5,407	236,773
†NXP Semiconductors	4,990	404,539
Skyworks Solutions	3,904	304,122

		2,069,815

Software–1.04%
†Electronic Arts	2,964	195,950
†Workday Class A	3,000	230,520

		426,470

Specialty Retail–3.72%
Best Buy	9,014	292,414
†Cabela’s	7,655	372,722
Dick’s Sporting Goods	5,265	246,139
L Brands	3,332	292,583
Ross Stores	5,453	315,729

		1,519,587

Textiles, Apparel & Luxury Goods–1.81%
PVH	4,859	481,333

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Sequential Brands Group	40,478	$258,654

		739,987

Thrifts & Mortgage Finance–0.48%
†Essent Group	9,502	197,642

		197,642

Transportation Infrastructure–0.71%
Macquarie Infrastructure	4,321	291,408

		291,408

Total Common Stock (Cost $36,238,893)		36,817,486

MASTER LIMITED PARTNERSHIPS–0.42%
†MPLX	5,700	169,233

Total Master Limited Partnerships (Cost $130,849)		169,233

MONEY MARKET FUND–8.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	3,456,778	3,456,778

Total Money Market Fund (Cost $3,456,778)		3,456,778

TOTAL VALUE OF SECURITIES–99.10% (Cost $39,826,520)	40,443,497
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	367,735

NET ASSETS APPLICABLE TO 4,666,583 SHARES OUTSTANDING–100.00%	$40,811,232

†	Non-income producing for the period.

«	Includes $431,367 cash collateral held at broker for futures contracts and $193,766 foreign currencies collateral due to broker for futures contracts as of March 31, 2016.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	British Pound Currency	$(89,309)	$(89,831)	6/14/16	$(522)
(7)	E-mini Russell 2000 Index	(740,270)	(776,720)	6/20/16	(36,450)
(9)	E-mini S&P 500 Index	(890,719)	(923,175)	6/20/16	(32,456)
(18)	E-mini S&P MidCap 400 Index	(2,473,905)	(2,594,160)	6/20/16	(120,255)
(1)	Euro Currency	(140,391)	(142,650)	6/14/16	(2,259)
(3)	Euro STOXX 50 Index	(101,783)	(100,056)	6/20/16	1,727
(1)	FTSE 100 Index	(86,968)	(87,798)	6/20/16	(830)
(1)	Japanese Yen Currency	(110,841)	(111,300)	6/14/16	(459)
(1)	Nikkei 225 Index (OSE)	(146,656)	(148,918)	6/10/16	(2,262)

					$(193,766)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
IT–Information Technology
OSE–Osaka Securities Exchange

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–4

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Opportunities Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$39,826,520

Aggregate unrealized appreciation	$2,201,656
Aggregate unrealized depreciation	(1,584,679)

Net unrealized appreciation	$616,977

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–5

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$36,817,486
Master Limited Partnerships	169,233
Money Market Fund	3,456,778

Total	$40,443,497

Futures Contracts	$(193,766)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser, with additional portfolio managers and revised risks.

In March 2016, the Board of Trustees of LVIP BlackRock U.S. Opportunities Managed Volatility Fund approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–6

LVIP Clarion Global Real Estate Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.22%
Australia–6.31%
GPT Group	1,565,501	$6,000,174
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	823,102	2,643,676
Mirvac Group	3,133,567	4,647,939
Scentre Group	971,842	3,307,647
Vicinity Centres	1,366,653	3,341,869
Westfield	819,870	6,278,429

		26,219,734

France–7.82%
Gecina	42,789	5,891,442
ICADE	27,681	2,120,459
Klepierre	244,164	11,696,820
Unibail-Rodamco	46,370	12,758,437

		32,467,158

Germany–3.05%
Deutsche Wohnen	40,352	1,254,899
†LEG Immobilien	98,936	9,327,193
Vonovia	57,967	2,086,005

		12,668,097

■Hong Kong–6.84%
Cheung Kong Property Holdings	1,428,500	9,198,189
Henderson Land Development	131,000	804,676
Link REIT	1,479,200	8,771,449
Sun Hung Kai Properties	787,900	9,633,743

		28,408,057

Japan–12.62%
Daito Trust Construction	14,200	2,016,225
GLP J-Reit	1,680	1,915,181
Invincible Investment	561	420,706
Japan Real Estate Investment	135	779,688
Japan Retail Fund Investment	3,769	9,048,681
Kenedix Office Investment	662	3,799,831
†Lasalle Logiport REIT	690	666,427
Mitsubishi Estate	525,800	9,766,626
Mitsui Fudosan	374,200	9,336,297
Mori Hills REIT Investment	2,024	2,994,322
Nippon Building Fund	137	811,933
Nippon Prologis REIT	2,461	5,508,249
Orix JREIT	2,213	3,431,236
Sumitomo Realty & Development	66,000	1,931,707

		52,427,109

Netherlands–1.03%
Eurocommercial Properties CVA	53,099	2,485,130
NSI	378,000	1,795,347

		4,280,477

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–0.19%
†Hispania Activos Inmobiliarios SAU	56,615	$805,278

		805,278

Sweden–0.47%
Hufvudstaden Class A	122,580	1,943,282

		1,943,282

United Kingdom–5.37%
British Land	211,573	2,128,621
Derwent London	63,173	2,859,880
Great Portland Estates	316,663	3,310,997
Hammerson	249,717	2,074,825
Land Securities Group	662,802	10,480,963
Safestore Holdings	249,568	1,203,290
UNITE Group	25,941	237,146

		22,295,722

United States–55.52%
Alexandria Real Estate Equities	49,800	4,526,322
AvalonBay Communities	65,065	12,375,363
Boston Properties	33,290	4,230,493
CubeSmart	88,530	2,948,049
DCT Industrial Trust	97,950	3,866,087
DDR	338,300	6,018,357
Digital Realty Trust	80,100	7,088,049
Equity Residential	225,950	16,953,029
Essex Property Trust	12,523	2,928,629
General Growth Properties	446,200	13,265,526
Healthcare Realty Trust	105,800	3,268,162
Healthcare Trust of America Class A	108,200	3,183,244
Highwoods Properties	60,150	2,875,771
Host Hotels & Resorts	423,800	7,077,460
Kilroy Realty	105,100	6,502,537
Kimco Realty	368,830	10,614,927
Paramount Group	206,900	3,300,055
Pebblebrook Hotel Trust	122,352	3,556,773
Post Properties	40,700	2,431,418
Prologis	234,690	10,368,604
Public Storage	56,900	15,694,727
Regency Centers	60,100	4,498,485
Simon Property Group	124,600	25,878,174
SL Green Realty	81,600	7,905,408
Spirit Realty Capital	517,824	5,825,520
Sun Communities	60,200	4,310,922
Sunstone Hotel Investors	256,566	3,591,924
UDR	177,100	6,823,663
VEREIT	651,800	5,781,466
Vornado Realty Trust	95,881	9,054,043

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Welltower	200,300	$13,888,802

		230,631,989

Total Common Stock (Cost $306,162,231)		412,146,903

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	706,318	$706,318

Total Money Market Fund (Cost $706,318)		706,318

TOTAL VALUE OF SECURITIES–99.39% (Cost $306,868,549)	412,853,221
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	2,538,841

NET ASSETS APPLICABLE TO 42,863,838 SHARES OUTSTANDING–100.00%	$415,392,062

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	(216,939)	USD	245,554	4/1/16	$(1,309)
BBH	EUR	(40,507)	USD	46,135	4/4/16	36
BBH	GBP	(15,643)	USD	22,478	4/1/16	10
BBH	GBP	221,243	USD	(318,543)	4/4/16	(780)
BBH	HKD	(380,823)	USD	49,103	4/5/16	9
BBH	JPY	25,866,584	USD	(230,189)	4/5/16	(312)

						$(2,346)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

USD–U.S. Dollar

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund are as follows:

Cost of investments	$306,868,549

Aggregate unrealized appreciation	$115,373,276
Aggregate unrealized depreciation	(9,388,604)

Net unrealized appreciation	$105,984,672

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$412,146,903	$—	$412,146,903
Money Market Fund	706,318	—	706,318

Total	$412,853,221	$—	$412,853,221

Foreign Currency Exchange Contracts	$—	$(2,346)	$(2,346)

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that result from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–4

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.03%
Equity Funds–93.73%
ClearBridge® –
Variable Aggressive Growth Portfolio	1,068,433	$26,646,723
Variable Appreciation Portfolio	773,838	27,347,431
*QS Batterymarch® –
U.S. Large Cap Equity Fund	443,903	6,853,857
*QS Batterymarch Insurance Series® –
Global Dividend Fund	591,709	6,863,828

		67,711,839

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	3,831,545	$3,831,545

		3,831,545

Total Investment Companies (Cost $74,565,006)		71,543,384

TOTAL VALUE OF SECURITIES–99.03% (Cost $74,565,006)	71,543,384
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.97%	698,225

NET ASSETS APPLICABLE TO 7,838,695 SHARES OUTSTANDING–100.00%	$72,241,609

*	Institutional Class shares.

«	Includes $1,009,616 cash and $8,015 foreign currencies pledged as collateral for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	British Pound Currency	$(357,238)	$(359,325)	6/14/16	$(2,087)
(2)	E-mini MSCI Emerging Markets Index	(78,975)	(83,390)	6/20/16	(4,415)
(87)	E-mini S&P 500 Index	(8,614,321)	(8,924,025)	6/20/16	(309,704)
(9)	E-mini S&P MidCap 400 Index	(1,236,952)	(1,297,080)	6/20/16	(60,127)
(4)	Euro Currency	(561,563)	(570,600)	6/14/16	(9,037)
(15)	Euro STOXX 50 Index	(508,913)	(500,278)	6/20/16	8,635
(4)	FTSE 100 Index	(347,871)	(351,192)	6/20/16	(3,321)
(4)	Japanese Yen Currency	(443,363)	(445,200)	6/14/16	(1,837)
(3)	Nikkei 225 Index (OSE)	(439,968)	(446,755)	6/10/16	(6,787)

					$(388,680)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$74,565,006

Aggregate unrealized appreciation	$682,162
Aggregate unrealized depreciation	(3,703,784)

Net unrealized depreciation	$(3,021,622)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$71,543,384

Futures Contracts	$(388,680)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes (continued)

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP Blended Core Equity Managed Volatility Fund (formerly, LVIP ClearBridge Variable Appreciation Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.86%
Equity Funds–93.86%
*ClearBridge® – Variable Appreciation Portfolio	2,367,920	$83,682,290
T. Rowe Price Capital Opportunity Fund (Investor Class)	2,541,317	55,807,317

Total Affiliated Investment Companies (Cost $131,754,816)		139,489,607

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.19%
Money Market Fund–6.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	9,201,888	$9,201,888

Total Unaffiliated Investment Company (Cost $9,201,888)		9,201,888

TOTAL VALUE OF SECURITIES–100.05% (Cost $140,956,704)	148,691,495
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(66,943)

NET ASSETS APPLICABLE TO 14,636,344 SHARES OUTSTANDING–100.00%	$148,624,552

*	Series I shares.

«	Includes $330,422 cash collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(34)	E-mini S&P 500 Index	$(3,364,940)	$(3,487,550)	6/20/16	$(122,610)
(3)	E-mini S&P MidCap 400 Index	(412,318)	(432,360)	6/20/16	(20,042)

					$(142,652)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, primarily the ClearBridge Variable Appreciation Portfolio or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,956,704

Aggregate unrealized appreciation	$7,734,791
Aggregate unrealized depreciation	—

Net unrealized appreciation	$7,734,791

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$148,691,495

Futures Contracts	$(142,652)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
ClearBridge® - Variable Appreciation Portfolio	$122,217,049	$9,429,654	$46,387,751	$(5,721,427)	$83,682,290	$—	$—
T. Rowe Price Capital Opportunity Fund (Investor Class)	—	52,374,369	2,366,994	85,616	55,807,317	—	—

Total	$122,217,049	$61,804,023	$48,754,745	$(5,635,811)	$139,489,607	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Delaware Bond Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.62%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.133% 4/25/28	10,821,488	$10,833,822
•Series 2016-C02 1M1 2.585% 9/25/28	3,010,000	3,013,254
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	160,288	192,022
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	54,357	61,634
Series 2002-83 GH 5.00% 12/25/17	834,850	855,066
Series 2003-38 MP 5.50% 5/25/23	1,792,129	1,958,232
Series 2003-78 B 5.00% 8/25/23	66,805	72,141
Series 2005-70 PA 5.50% 8/25/35	602,705	685,131
Series 2005-110 MB 5.50% 9/25/35	409,832	437,634
Series 2007-40 PT 5.50% 5/25/37	181,767	204,688
•*Series 2008-15 SB 6.167% 8/25/36	1,257,547	264,117
Series 2009-11 LC 4.50% 3/25/49	66,780	71,782
Series 2010-41 PN 4.50% 4/25/40	120,000	131,622
•*Series 2010-129 SM 5.567% 11/25/40	7,005,031	1,156,428
•*Series 2011-15 SA 6.627% 3/25/41	7,076,404	1,522,341
Series 2011-113 CP 5.00% 9/25/39	15,018	15,233
Series 2011-134 PA 4.00% 9/25/40	606,394	628,812
Series 2012-19 HB 4.00% 1/25/42	48,650	51,373
Series 2012-80 HZ 3.00% 8/25/42	391,354	367,270
•*Series 2012-122 SD 5.667% 11/25/42	13,209,415	3,048,137
Series 2012-145 MZ 3.50% 1/25/43	1,324,179	1,359,092
Series 2013-2 LZ 3.00% 2/25/43	667,839	658,134
*Series 2013-20 IH 3.00% 3/25/33	1,458,347	186,726
Series 2013-23 ZL 3.00% 3/25/43	218,663	213,559

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-31 MI 3.00% 4/25/33	16,072,020	$2,085,988
Series 2013-34 GP 3.00% 5/25/42	45,277,673	46,540,743
*Series 2013-43 IX 4.00% 5/25/43	26,366,760	6,149,396
*Series 2013-44 DI 3.00% 5/25/33	21,979,452	2,862,426
Series 2013-44 Z 3.00% 5/25/43	1,778,762	1,709,090
*Series 2013-55 AI 3.00% 6/25/33	16,588,918	2,168,815
Series 2013-62 PY 2.50% 6/25/43	600,000	565,873
*Series 2014-21 ID 3.50% 6/25/33	728,652	71,436
*Series 2014-36 MI 3.50% 10/25/33	1,463,172	170,410
Series 2014-49 YP 3.00% 8/25/54	466,000	441,289
•*Series 2014-68 BS 5.717% 11/25/44	9,548,939	1,852,612
•*Series 2014-90 SA 5.717% 1/25/45	26,757,429	5,894,892
*Series 2015-27 IA 4.00% 6/25/43	2,322,915	391,066
•*Series 2015-27 SA 6.017% 5/25/45	3,639,724	804,048
*Series 2015-44 AI 3.50% 1/25/34	8,435,671	1,048,581
Series 2015-44 Z 3.00% 9/25/43	7,874,993	7,720,488
*Series 2015-45 AI 3.00% 1/25/33	2,990,635	290,788
Series 2015-59 EB 3.00% 8/25/35	6,730,551	6,881,980
Series 2015-71 GK 3.00% 10/25/45	561,827	541,578
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	48,333	54,516
Series 2326 ZQ 6.50% 6/15/31	238,056	268,691
Series 2512 PG 5.50% 10/15/22	50,066	54,512
Series 2557 WE 5.00% 1/15/18	697,762	715,273
Series 2708 ZD 5.50% 11/15/33	278,009	312,742
Series 2717 MH 4.50% 12/15/18	317,764	328,590
Series 3123 HT 5.00% 3/15/26	169,087	184,312

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 3232 KF 0.886% 10/15/36	229,132	$228,959
Series 3290 PE 5.50% 3/15/37	53,438	60,287
Series 3455 MB 4.50% 6/15/23	3,549,648	3,718,370
Series 3574 D 5.00% 9/15/39	6,311	7,030
Series 3656 PM 5.00% 4/15/40	5,311,133	5,901,857
•Series 3800 AF 0.936% 2/15/41	458,791	462,766
*Series 4109 AI 3.00% 7/15/31	5,772,975	595,881
*Series 4120 IK 3.00% 10/15/32	14,481,856	1,811,509
Series 4142 HA 2.50% 12/15/32	816,682	825,068
*Series 4146 IA 3.50% 12/15/32	7,772,252	1,176,354
•*Series 4159 KS 5.714% 1/15/43	6,531,613	1,589,959
Series 4163 CW 3.50% 4/15/40	1,593,783	1,654,673
Series 4171 Z 3.00% 2/15/43	808,955	777,287
Series 4180 ZB 3.00% 3/15/43	1,205,950	1,191,086
*Series 4181 DI 2.50% 3/15/33	6,780,669	775,548
*Series 4185 LI 3.00% 3/15/33	5,129,003	683,370
*Series 4191 CI 3.00% 4/15/33	2,257,668	278,050
Series 4206 DZ 3.00% 5/15/33	357,273	359,662
Series 4226 GZ 3.00% 7/15/43	953,197	919,410
Series 4356 GZ 2.00% 1/15/43	1,132,461	917,393
Series 4435 DY 3.00% 2/15/35	6,300,000	6,431,774
*Series 4453 DI 3.50% 11/15/33	5,565,178	597,043
*Series 4479 TI 4.00% 7/15/34	2,230,068	316,750
*Series 4520 AI 3.50% 10/15/35	3,156,651	455,986
Series 4537 AZ 0.00% 12/15/45	1,511,642	1,416,098
Freddie Mac Strips
•*Series 267 S5 5.564% 8/15/42	14,405,355	3,096,385
•*Series 299 S1 5.564% 1/15/43	10,910,233	2,428,999
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.833% 10/25/24	2,564,832	2,587,975
•Series 2015-DNA1 M2 2.283% 10/25/27	1,220,000	1,206,647
•Series 2015-DNA3 M2 3.283% 4/25/28	4,760,000	4,792,084
•Series 2015-HQ2 M2 2.383% 5/25/25	4,225,000	4,112,071
•Series 2015-HQA2 M2 3.233% 5/25/28	5,315,000	5,338,532
•@Series 2016-DNA1 M2 3.333% 7/25/28	3,700,000	3,728,062
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	575,405	679,423

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	$1,687,382
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,122,856
Series 2015-133 AL 3.00% 5/20/45	8,300,000	8,214,672

Total Agency Collateralized Mortgage Obligations (Cost $198,692,743)		197,245,643

AGENCY MORTGAGE-BACKED SECURITIES–40.66%
Fannie Mae 6.50% 8/1/17	38,028	38,666
Fannie Mae ARM
•2.411% 5/1/43	3,342,991	3,430,138
•2.45% 8/1/36	376	393
•2.496% 11/1/35	360,947	381,935
•2.553% 6/1/43	1,134,654	1,166,248
•2.666% 4/1/36	369,674	391,801
•2.828% 7/1/45	7,444,966	7,675,733
•2.913% 7/1/45	2,067,402	2,136,061
•2.918% 4/1/44	1,898,205	1,963,426
•3.075% 4/1/45	6,913,411	7,196,568
•3.082% 4/1/44	2,467,361	2,570,837
•3.204% 4/1/44	3,892,548	4,066,145
•3.241% 3/1/44	5,068,100	5,304,785
•3.276% 9/1/43	3,001,670	3,141,812
Fannie Mae Relocation 15 yr 4.00% 9/1/20	184,536	190,300
Fannie Mae Relocation 30 yr
5.00% 11/1/33	15,789	17,112
5.00% 1/1/34	74,521	78,922
5.00% 11/1/34	6,351	6,634
5.00% 10/1/35	124,669	136,523
5.00% 1/1/36	13,620	14,878
5.00% 2/1/36	213,451	230,172
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,015,740	1,047,627
2.50% 12/1/27	2,825,954	2,914,832
2.50% 4/1/28	247,033	255,678
2.50% 9/1/28	3,048,888	3,161,193
3.00% 9/1/30	6,607,864	6,917,916
3.00% 2/1/31	9,963,259	10,432,792
3.00% 3/1/31	16,500,000	17,281,646
3.50% 4/1/26	15,120,911	16,046,077
3.50% 7/1/26	1,809,479	1,911,314
3.50% 11/1/26	1,823,503	1,932,563
3.50% 12/1/28	1,543,009	1,644,255
3.50% 8/1/29	7,809,774	8,249,672
3.50% 4/1/30	3,811,023	4,057,112
4.00% 3/1/24	163,720	174,278
4.00% 5/1/24	721,107	767,674

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 7/1/24	66,199	$70,431
4.00% 11/1/24	14,796	15,819
4.00% 2/1/25	489,251	519,559
4.00% 5/1/25	1,505,554	1,605,144
4.00% 7/1/25	4,504,668	4,815,024
4.00% 9/1/25	159,826	170,346
4.00% 11/1/25	3,061,818	3,268,758
4.00% 1/1/26	297,897	318,430
4.00% 3/1/26	3,725,686	3,974,351
4.00% 12/1/26	2,516,374	2,689,934
4.00% 1/1/27	18,506,286	19,751,571
4.00% 4/1/27	555,671	587,579
4.00% 5/1/27	5,594,789	5,987,773
4.00% 8/1/27	3,121,381	3,335,522
4.50% 4/1/18	128,434	132,794
4.50% 9/1/18	3,833	3,964
4.50% 3/1/19	6,663	6,902
4.50% 4/1/20	3,198	3,322
4.50% 5/1/20	65,315	67,980
4.50% 7/1/20	20,035	20,998
4.50% 8/1/20	56,778	59,253
4.50% 10/1/20	70,447	73,826
4.50% 2/1/24	67,109	72,468
4.50% 9/1/24	149,807	159,662
4.50% 10/1/24	622,788	672,090
4.50% 12/1/24	193,941	208,824
4.50% 2/1/25	223,958	238,645
4.50% 4/1/25	1,272,792	1,373,094
4.50% 7/1/25	327,999	351,803
5.00% 6/1/19	29,240	30,198
5.00% 12/1/20	283,956	303,426
5.00% 12/1/21	11,687	12,169
5.00% 6/1/23	516,182	550,491
5.00% 9/1/25	1,179,538	1,267,559
5.50% 1/1/21	996	1,070
5.50% 10/1/21	4,586	4,942
6.00% 12/1/17	472	473
6.00% 8/1/22	460,993	505,774
Fannie Mae S.F. 20 yr
3.00% 2/1/33	697,879	727,338
3.00% 8/1/33	2,846,542	2,971,989
3.00% 1/1/36	16,507,582	17,102,014
3.50% 4/1/33	577,011	610,179
3.50% 9/1/33	4,217,899	4,494,473
3.50% 9/1/35	685,730	723,257
4.00% 1/1/31	988,786	1,065,015
4.00% 2/1/31	2,119,815	2,283,677
6.50% 10/1/18	1,967	2,250
6.50% 2/1/19	4,369	4,997
6.50% 10/1/24	8,076	9,236
6.50% 10/1/27	40,911	46,790

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	2,718,776	$2,794,823
3.00% 10/1/42	73,518,583	75,586,047
3.00% 12/1/42	7,165,888	7,367,151
3.00% 1/1/43	17,608,462	18,102,581
3.00% 2/1/43	1,970,115	2,025,437
3.00% 5/1/43	51,133,309	52,566,209
3.00% 1/1/45	2,308,921	2,370,198
3.50% 3/1/43	798,407	846,088
3.50% 8/1/45	203,035,179	213,099,328
4.00% 6/1/43	516,428	555,648
4.00% 7/1/43	1,005,733	1,086,415
4.00% 8/1/43	1,387,252	1,492,610
4.00% 9/1/43	898,303	966,528
4.50% 7/1/36	796,147	868,870
4.50% 6/1/38	28,427,454	31,080,338
4.50% 4/1/39	6,643,650	7,236,052
4.50% 6/1/39	76,686,213	83,783,298
4.50% 9/1/39	1,278,948	1,394,602
4.50% 11/1/39	4,358,338	4,801,962
4.50% 3/1/40	1,146,363	1,250,927
4.50% 4/1/40	2,220,047	2,422,899
4.50% 6/1/40	469,074	515,760
4.50% 9/1/40	9,378,696	10,313,814
4.50% 11/1/40	1,949,250	2,127,045
4.50% 3/1/41	2,424,574	2,646,344
4.50% 4/1/41	6,680,986	7,290,951
4.50% 5/1/41	228,964	250,707
4.50% 6/1/41	17,266,755	18,844,959
4.50% 7/1/41	2,043,363	2,229,869
4.50% 8/1/41	2,203,912	2,443,065
4.50% 10/1/41	15,517,363	16,943,962
4.50% 12/1/41	10,849,996	11,835,492
4.50% 1/1/42	79,060,308	86,268,891
4.50% 5/1/42	1,482,518	1,623,010
4.50% 9/1/42	42,455,853	46,365,337
4.50% 10/1/42	66,477	72,776
4.50% 1/1/43	6,625,990	7,224,868
4.50% 8/1/43	832,484	907,221
4.50% 9/1/43	5,519,613	6,020,536
4.50% 12/1/43	162,205	178,622
4.50% 2/1/44	75,288,080	81,960,494
4.50% 5/1/44	79,118,936	86,345,688
4.50% 6/1/44	11,691,067	12,729,092
4.50% 8/1/44	56,978,315	62,049,123
4.50% 10/1/44	20,336,675	22,209,935
4.50% 1/1/45	16,161,151	17,583,675
4.50% 2/1/45	135,288,449	147,669,182
5.00% 7/1/33	3,750	4,169
5.00% 11/1/33	11,937	13,268
5.00% 4/1/34	30,083	33,711
5.00% 2/1/35	3,807,356	4,231,096

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 4/1/35	139,247	$154,473
5.00% 5/1/35	62,308	69,101
5.00% 6/1/35	59,949	66,572
5.00% 7/1/35	507,360	563,777
5.00% 8/1/35	5,736	6,358
5.00% 9/1/35	3,766	4,186
5.00% 10/1/35	2,584,024	2,863,754
5.00% 11/1/35	1,315,181	1,457,192
5.00% 5/1/36	3,193	3,537
5.00% 6/1/36	18,744	20,770
5.00% 12/1/36	3,783	4,192
5.00% 4/1/37	755,916	838,046
5.00% 7/1/37	3,590	3,982
5.00% 8/1/37	206,700	229,152
5.00% 6/1/39	5,235	5,802
5.00% 7/1/40	4,021,179	4,475,174
5.50% 11/1/29	260,366	292,415
5.50% 12/1/32	151,325	171,239
5.50% 3/1/33	14,242	15,961
5.50% 4/1/33	190,837	215,814
5.50% 5/1/33	6,494,879	7,350,103
5.50% 6/1/33	15,861	17,949
5.50% 7/1/33	357,827	403,904
5.50% 10/1/33	24,704	28,153
5.50% 11/1/33	6,411	7,256
5.50% 12/1/33	940,397	1,064,576
5.50% 1/1/34	707,342	800,836
5.50% 2/1/34	377,207	426,895
5.50% 3/1/34	46,144	52,182
5.50% 4/1/34	759,968	860,006
5.50% 5/1/34	9,628,441	10,897,211
5.50% 6/1/34	110,642	123,995
5.50% 7/1/34	83,088	94,086
5.50% 8/1/34	505,962	572,773
5.50% 9/1/34	7,646	8,660
5.50% 11/1/34	663,989	751,563
5.50% 12/1/34	812,157	919,613
5.50% 1/1/35	459,049	519,208
5.50% 2/1/35	1,238,779	1,400,463
5.50% 3/1/35	415,924	470,328
5.50% 4/1/35	425,804	481,826
5.50% 5/1/35	5,626,603	6,372,088
5.50% 6/1/35	1,344,169	1,523,701
5.50% 7/1/35	23,488	26,532
5.50% 8/1/35	226,509	256,188
5.50% 9/1/35	14,751	16,709
5.50% 10/1/35	1,469,123	1,660,766
5.50% 11/1/35	790,330	893,612
5.50% 12/1/35	564,190	638,578
5.50% 1/1/36	3,983,287	4,509,126
5.50% 3/1/36	15,650	17,692
5.50% 4/1/36	2,809,168	3,168,361

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/36	788,055	$890,153
5.50% 7/1/36	1,111,719	1,258,906
5.50% 9/1/36	15,464,825	17,502,017
5.50% 10/1/36	747,917	841,271
5.50% 11/1/36	1,556,340	1,746,342
5.50% 1/1/37	6,847,272	7,719,694
5.50% 2/1/37	3,175,079	3,570,681
5.50% 4/1/37	7,712,140	8,683,401
5.50% 5/1/37	5,789	6,513
5.50% 7/1/37	8,827	9,892
5.50% 8/1/37	14,012,017	15,851,252
5.50% 9/1/37	3,556,210	3,998,541
5.50% 11/1/37	811,473	918,488
5.50% 1/1/38	42,232,600	47,772,107
5.50% 2/1/38	1,858,637	2,096,319
5.50% 3/1/38	4,776,727	5,420,832
5.50% 6/1/38	6,820,184	7,663,838
5.50% 7/1/38	1,275,694	1,435,573
5.50% 8/1/38	5,910	6,686
5.50% 9/1/38	486,575	550,197
5.50% 11/1/38	295,329	333,365
5.50% 12/1/38	714,986	808,216
5.50% 1/1/39	15,297,359	17,305,874
5.50% 2/1/39	8,366,675	9,451,636
5.50% 6/1/39	1,502,609	1,691,831
5.50% 10/1/39	6,370,969	7,164,588
5.50% 11/1/39	1,333,552	1,501,380
5.50% 12/1/39	9,668,037	10,955,122
5.50% 3/1/40	10,972,046	12,427,736
5.50% 7/1/40	6,347,907	7,172,164
5.50% 2/1/41	938,328	1,056,657
5.50% 3/1/41	12,977,357	14,689,052
5.50% 7/1/41	11,727,835	13,190,835
5.50% 9/1/41	46,351,489	52,223,343
6.00% 4/1/32	11,573	13,373
6.00% 6/1/33	271,344	315,457
6.00% 8/1/34	263,678	303,906
6.00% 11/1/34	14,724	16,892
6.00% 12/1/34	4,817	5,534
6.00% 4/1/35	911,608	1,051,779
6.00% 7/1/35	53,361	60,964
6.00% 9/1/35	89,250	102,853
6.00% 11/1/35	2,761	3,198
6.00% 12/1/35	410,565	470,378
6.00% 1/1/36	194,493	222,970
6.00% 3/1/36	82,112	94,508
6.00% 4/1/36	103,741	119,535
6.00% 5/1/36	1,526,340	1,739,526
6.00% 6/1/36	857,999	980,290
6.00% 8/1/36	4,647	5,300
6.00% 9/1/36	77,356	88,385
6.00% 10/1/36	674,563	776,958

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/36	61,615	$70,366
6.00% 12/1/36	273,108	312,561
6.00% 2/1/37	1,232,268	1,405,939
6.00% 3/1/37	27,293	31,147
6.00% 4/1/37	189,431	215,854
6.00% 5/1/37	3,393,007	3,885,532
6.00% 6/1/37	153,641	177,116
6.00% 7/1/37	140,837	160,482
6.00% 8/1/37	1,382,157	1,575,620
6.00% 9/1/37	734,882	838,518
6.00% 10/1/37	459,578	524,594
6.00% 11/1/37	47,245	53,896
6.00% 12/1/37	12,001	13,725
6.00% 1/1/38	978,094	1,114,522
6.00% 3/1/38	6,551	7,568
6.00% 5/1/38	5,377,397	6,135,445
6.00% 6/1/38	157,360	181,375
6.00% 7/1/38	48,735	55,618
6.00% 8/1/38	426,458	496,650
6.00% 9/1/38	929,460	1,062,142
6.00% 10/1/38	446,536	509,192
6.00% 11/1/38	708,646	814,525
6.00% 12/1/38	20,493	23,585
6.00% 1/1/39	1,337,130	1,523,638
6.00% 2/1/39	275,948	318,817
6.00% 4/1/39	1,669,206	1,902,109
6.00% 9/1/39	11,508,106	13,129,551
6.00% 10/1/39	16,662,506	19,211,131
6.00% 1/1/40	387,745	443,046
6.00% 2/1/40	295,173	336,569
6.00% 3/1/40	1,338,935	1,528,431
6.00% 4/1/40	1,981,411	2,262,172
6.00% 9/1/40	1,036,123	1,180,645
6.00% 10/1/40	13,384,709	15,277,442
6.00% 11/1/40	443,496	511,814
6.00% 5/1/41	15,733,607	17,965,937
6.00% 7/1/41	19,221,171	21,938,528
6.50% 3/1/32	179	205
6.50% 11/1/33	54,077	61,847
6.50% 8/1/34	5,078	5,823
6.50% 1/1/36	29,240	35,048
6.50% 2/1/36	17,391	20,655
6.50% 8/1/36	13,332	15,248
6.50% 9/1/36	3,856	4,465
6.50% 10/1/36	434,805	497,284
6.50% 11/1/36	3,039	3,541
6.50% 3/1/37	5,198	6,377
6.50% 8/1/37	78,836	90,165
6.50% 10/1/37	2,043	2,336
6.50% 11/1/37	1,108	1,282
7.00% 12/1/37	76,186	82,272
7.50% 4/1/31	62,235	78,834

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
7.50% 4/1/32	7,256	$8,563
7.50% 9/1/32	313	389
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/46	252,950,000	258,401,503
4.50% 4/1/46	119,549,000	130,084,256
4.50% 6/1/46	16,686,000	18,114,086
3.00% 5/1/46	536,724,000	549,429,223
4.50% 5/1/46	21,945,000	23,851,472
Freddie Mac ARM
•2.523% 1/1/44	9,476,497	9,734,072
•2.57% 4/1/34	64,047	67,863
•2.83% 9/1/45	16,664,207	17,216,909
•2.944% 10/1/45	4,122,154	4,265,252
•2.955% 11/1/44	1,581,172	1,641,223
•3.004% 8/1/45	14,937,647	15,459,159
•3.107% 3/1/46	6,039,139	6,266,194
•3.461% 5/1/42	178,122	185,850
Freddie Mac Relocation 30 yr 5.00% 9/1/33	164,290	179,079
Freddie Mac S.F. 15 yr
3.50% 7/1/26	675,215	718,291
4.00% 12/1/20	16,945	17,623
4.00% 4/1/25	306,470	327,225
4.00% 5/1/25	434,242	463,643
4.00% 8/1/25	33,344	35,511
4.00% 11/1/26	580,661	613,947
4.50% 9/1/26	1,792,979	1,923,707
5.00% 11/1/22	47,677	51,104
5.50% 6/1/21	7,686	8,274
6.00% 4/1/17	202	205
6.00% 8/1/17	861	880
6.50% 8/1/16	40	40
Freddie Mac S.F. 20 yr
3.50% 1/1/34	665,040	700,984
3.50% 3/1/34	42,272	44,552
3.50% 9/1/35	3,870,820	4,078,510
4.00% 8/1/35	932,027	1,004,818
4.00% 10/1/35	4,661,271	5,016,754
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,173,242	3,259,251
3.00% 11/1/42	2,481,539	2,558,878
3.00% 7/1/43	2,514,474	2,578,231
3.50% 11/1/41	261,346	275,858
3.50% 3/1/45	9,337,413	9,813,185
3.50% 8/1/45	22,766,320	23,924,172
4.00% 4/1/44	453,288	486,779
4.50% 4/1/39	737,696	813,437
4.50% 10/1/39	2,159,402	2,349,792
4.50% 8/1/40	2,341,929	2,552,470
4.50% 4/1/41	9,438,337	10,292,629
4.50% 8/1/41	403,863	445,454
4.50% 9/1/41	973,467	1,060,893

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 3/1/42	9,061,013	$9,903,497
5.50% 2/1/33	4,650	5,234
5.50% 4/1/33	9,716	10,945
5.50% 3/1/34	324,979	365,084
5.50% 12/1/34	307,601	346,891
5.50% 1/1/36	206,379	231,808
5.50% 6/1/36	188,304	211,638
5.50% 11/1/36	408,951	456,507
5.50% 12/1/36	226,034	253,031
5.50% 1/1/37	36,595	41,043
5.50% 4/1/37	27,721	30,936
5.50% 7/1/37	857,117	959,544
5.50% 9/1/37	407,733	455,949
5.50% 10/1/37	385,064	430,960
5.50% 11/1/37	28,529	31,914
5.50% 4/1/38	3,472,718	3,887,576
5.50% 6/1/38	281,066	314,536
5.50% 7/1/38	1,451,728	1,622,173
5.50% 8/1/38	922,218	1,029,785
5.50% 1/1/39	359,711	400,271
5.50% 4/1/39	169,594	189,620
5.50% 6/1/39	1,522,997	1,704,825
5.50% 1/1/40	347,236	392,440
5.50% 3/1/40	1,031,835	1,154,320
5.50% 8/1/40	8,959,156	10,019,396
5.50% 1/1/41	1,103,691	1,232,600
5.50% 6/1/41	47,645,003	53,404,468
6.00% 9/1/35	206,564	237,982
6.00% 1/1/36	26,416	30,376
6.00% 2/1/36	970,096	1,114,570
6.00% 10/1/36	1,551	1,763
6.00% 8/1/37	456,733	518,971
6.00% 7/1/38	35,155	39,810
6.00% 8/1/38	2,927,611	3,377,521
6.00% 9/1/38	1,005,681	1,145,621
6.00% 11/1/38	583,624	671,277
6.00% 5/1/40	4,527,230	5,179,107
6.00% 7/1/40	2,452,094	2,794,154
6.50% 6/1/37	3,634	4,243
6.50% 4/1/39	1,664,807	1,895,192
6.50% 9/1/39	6,805,678	7,747,484
7.00% 11/1/33	37,968	46,332
GNMA I S.F. 30 yr
5.00% 6/15/40	587,848	652,683
7.00% 12/15/34	954,909	1,160,345
7.50% 12/15/31	5,149	6,299
GNMA II S.F. 15 yr
3.50% 5/20/27	353,902	374,910

Total Agency Mortgage-Backed Securities (Cost $3,024,449,204)		3,057,429,323

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–5.99%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	1,669,847	$1,671,311
•Series 2007-4 AM 5.808% 2/10/51	6,355,000	6,596,910
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	3,665,000	3,799,791
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	35,470	35,440
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.705% 12/10/49	3,550,000	3,586,050
Series 2014-GC25 A4 3.635% 10/10/47	7,035,000	7,432,890
Series 2015-GC27 A5 3.137% 2/10/48	16,130,000	16,429,603
Series 2016-P3 A4 3.329% 4/15/49	6,000,000	6,211,875
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	6,130,000	6,229,824
Series 2014-CR16 A4 4.051% 4/10/47	10,186,000	11,157,304
Series 2014-CR19 A5 3.796% 8/10/47	9,045,000	9,774,029
Series 2014-CR20 A4 3.59% 11/10/47	3,183,000	3,388,984
Series 2014-CR20 AM 3.938% 11/10/47	12,495,000	13,274,787
#Series 2015-3BP A 144A 3.178% 2/10/35	20,950,000	21,571,842
Series 2015-CR23 A4 3.497% 5/10/48	3,305,000	3,479,956
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	4,110,209	4,172,099
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	3,170,000	3,265,072
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	6,096,000	6,874,955
#•Series 2011-LC1A C 144A 5.699% 11/10/46	7,500,000	8,205,197
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.631% 11/25/49	6,545,000	7,016,750
#•Series 2011-K13 B 144A 4.61% 1/25/48	2,020,000	2,165,327
#•Series 2011-K14 B 144A 5.167% 2/25/47	2,900,000	3,178,894

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K15 B 144A 4.949% 8/25/44	4,485,000	$4,877,168
#•Series 2012-K22 B 144A 3.686% 8/25/45	5,215,000	5,222,177
#•Series 2012-K22 C 144A 3.686% 8/25/45	7,945,000	7,585,374
#•Series 2012-K23 C 144A 3.656% 10/25/45	2,790,000	2,640,923
#•Series 2012-K707 B 144A 3.883% 1/25/47	2,105,000	2,156,328
#•Series 2012-K708 B 144A 3.751% 2/25/45	7,790,000	8,016,764
#•Series 2012-K708 C 144A 3.751% 2/25/45	1,700,000	1,691,075
#•Series 2013-K25 C 144A 3.618% 11/25/45	4,660,000	4,336,934
#•Series 2013-K26 144A 3.599% 12/25/45	4,900,000	4,947,381
#•Series 2013-K26 C 144A 3.599% 12/25/45	2,600,000	2,399,604
#•Series 2013-K30 C 144A 3.557% 6/25/45	5,134,000	4,650,492
#•Series 2013-K31 C 144A 3.628% 7/25/46	12,096,997	11,251,331
#•Series 2013-K33 B 144A 3.503% 8/25/46	4,025,000	4,039,951
#•Series 2013-K33 C 144A 3.503% 8/25/46	1,375,000	1,204,646
#•Series 2013-K35 C 144A 3.942% 8/25/23	1,215,000	1,092,508
#•Series 2013-K712 B 144A 3.369% 5/25/45	12,055,000	12,108,155
#•Series 2013-K713 B 144A 3.165% 4/25/46	8,345,000	8,317,686
#•Series 2013-K713 C 144A 3.165% 4/25/46	7,217,000	7,115,112
#•Series 2014-K716 C 144A 3.953% 8/25/47	3,425,000	3,465,595
#•Series 2015-K47 B 144A 3.60% 6/25/48	2,090,000	1,797,434
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 A5 3.931% 9/10/47	13,950,000	15,097,597
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	19,510,000	20,536,872
GS Mortgage Securities Trust
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,359,403
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,748,349

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC32 A4 3.764% 7/10/48	4,050,000	$4,337,343
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	5,590,000	5,597,355
#Series 2013-HLT BFX 144A 3.367% 11/5/30	11,790,000	11,805,270
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	12,135,000	12,164,233
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	2,997,099	2,980,288
•Series 2014-C22 B 4.561% 9/15/47	1,990,000	2,069,257
Series 2015-C33 A4 3.77% 12/15/48	10,100,000	10,825,487
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.499% 8/12/37	1,895,000	2,052,263
•Series 2005-LDP5 D 5.529% 12/15/44	3,600,000	3,591,850
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	12,063,155
Series 2013-LC11 B 3.499% 4/15/46	5,425,000	5,507,235
Series 2015-JP1 A5 3.914% 1/15/49	5,545,000	6,000,578
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	129,056	129,432
•Series 2006-C6 AJ 5.452% 9/15/39	7,527,000	7,375,500
Series 2006-C6 AM 5.413% 9/15/39	16,607,000	16,802,760
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	12,800,000	13,686,420
Series 2015-C26 A5 3.531% 10/15/48	10,054,800	10,579,808
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	3,200,000	3,088,017
•Series 2006-TOP23 A4 5.891% 8/12/41	2,758,940	2,764,195
#TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	3,771,031

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	6,220,000	$6,422,228
Series 2012-LC5 B 4.142% 10/15/45	3,750,000	3,884,064
Series 2015-NXS3 A4 3.617% 9/15/57	5,100,000	5,415,207

Total Commercial Mortgage-Backed Securities (Cost $451,235,452)		450,090,725

CORPORATE BONDS–28.78%
Aerospace & Defense–0.15%
Embraer Netherlands Finance 5.05% 6/15/25	2,665,000	2,355,194
Lockheed Martin 3.55% 1/15/26	8,195,000	8,698,247

		11,053,441

Air Freight & Logistics–0.23%
Aviation Capital Group
#144A 2.875% 9/17/18	375,000	376,999
#144A 4.875% 10/1/25	3,970,000	3,935,263
#144A 6.75% 4/6/21	5,665,000	6,380,206
United Parcel Service 5.125% 4/1/19	6,265,000	6,962,482

		17,654,950

Airlines–0.35%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	4,016,222	3,840,512
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	3,164,530	3,101,239
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	4,884,206	4,768,206
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	880,000	907,500
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	4,560,000	4,691,100
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,571,241	2,658,020
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	6,136,108	6,143,779

		26,110,356

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks–4.94%
Bank of America
2.625% 10/19/20		28,250,000	$28,477,130
4.45% 3/3/26		17,685,000	18,255,324
Barclays 4.375% 1/12/26		9,525,000	9,365,171
BB&T 5.25% 11/1/19		19,265,000	21,150,755
#BBVA Bancomer 144A 7.25% 4/22/20		3,485,000	3,885,775
Branch Banking & Trust
•0.952% 9/13/16		9,948,000	9,941,733
3.80% 10/30/26		6,120,000	6,507,592
Citizens Financial Group 4.30% 12/3/25		6,520,000	6,753,005
City National 5.25% 9/15/20		5,562,000	6,243,556
Compass Bank 3.875% 4/10/25		7,055,000	6,629,337
Cooperatieve Rabobank
2.50% 1/19/21		5,130,000	5,181,480
4.625% 12/1/23		700,000	740,113
Credit Suisse Group Funding Guernsey
#144A 3.125% 12/10/20		6,635,000	6,605,527
3.75% 3/26/25		8,070,000	7,723,781
Fifth Third Bancorp 2.875% 7/27/20		3,065,000	3,115,389
Fifth Third Bank 3.85% 3/15/26		8,100,000	8,314,601
HSBC USA 2.75% 8/7/20		6,855,000	6,891,085
Huntington Bancshares 3.15% 3/14/21		7,395,000	7,522,061
JPMorgan Chase
3.15% 7/5/16		10,000,000	10,063,300
3.30% 4/1/26		12,865,000	12,985,596
3.50% 12/18/26	GBP	241,000	361,637
4.25% 10/1/27		12,190,000	12,708,026
KeyBank
3.30% 6/1/25		10,060,000	10,320,514
6.95% 2/1/28		9,418,000	11,730,788
•National City Bank 1.006% 6/7/17		5,705,000	5,665,470
PNC Bank
2.30% 6/1/20		250,000	252,660
2.45% 11/5/20		805,000	819,224
2.60% 7/21/20		6,405,000	6,549,670
3.30% 10/30/24		6,825,000	7,138,711
6.875% 4/1/18		10,370,000	11,360,750
PNC Funding 5.625% 2/1/17		78,000	80,692
Royal Bank of Scotland Group 4.80% 4/5/26		10,635,000	10,696,789
Santander UK Group Holdings
2.875% 10/16/20		3,440,000	3,429,422
3.125% 1/8/21		4,830,000	4,865,839
SunTrust Banks 2.90% 3/3/21		3,360,000	3,412,903
SVB Financial Group 3.50% 1/29/25		8,080,000	8,000,646
#Swedbank 144A 2.65% 3/10/21		8,985,000	9,094,914

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank
2.125% 4/7/21	6,635,000	$6,623,721
2.50% 12/14/20	8,045,000	8,196,101
U.S. Bancorp
2.35% 1/29/21	5,640,000	5,729,885
@3.60% 9/11/24	13,190,000	13,914,659
•@USB Capital IX 3.50% 10/29/49	21,538,000	15,965,043
Wells Fargo
2.50% 3/4/21	5,445,000	5,517,582
2.55% 12/7/20	6,080,000	6,195,514
3.676% 6/15/16	6,000,000	6,037,710
#Woori Bank 144A 2.875% 10/2/18	3,590,000	3,684,015
Zions Bancorp 4.50% 6/13/23	6,497,000	6,657,775

		371,362,971

Beverages–0.86%
Anheuser-Busch InBev Finance 3.65% 2/1/26	42,925,000	45,193,762
#JB 144A 3.75% 5/13/25	7,760,000	7,827,046
PepsiCo
2.85% 2/24/26	8,020,000	8,238,762
4.45% 4/14/46	2,880,000	3,219,304

		64,478,874

Biotechnology–0.21%
Celgene 3.25% 8/15/22	15,170,000	15,687,373

		15,687,373

Building Products–0.19%
Fortune Brands Home & Security 3.00% 6/15/20	4,465,000	4,523,925
Masco 3.50% 4/1/21	9,685,000	9,806,063

		14,329,988

Capital Markets–1.22%
Affiliated Managers Group 3.50% 8/1/25	6,540,000	6,436,021
Bank of New York Mellon
2.15% 2/24/20	1,645,000	1,657,676
2.50% 4/15/21	4,190,000	4,275,719
Jefferies Group
6.45% 6/8/27	2,021,000	2,134,348
6.50% 1/20/43	1,560,000	1,393,915
Lazard Group
3.75% 2/13/25	10,210,000	9,441,391
6.85% 6/15/17	1,416,000	1,492,624
Morgan Stanley
3.875% 1/27/26	21,980,000	22,976,573
3.95% 4/23/27	1,420,000	1,424,663
State Street
2.55% 8/18/20	4,480,000	4,616,833

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
State Street (continued)
3.10% 5/15/23	4,195,000	$4,239,681
3.55% 8/18/25	10,905,000	11,616,987
UBS Group Funding Jersey
#@144A 3.00% 4/15/21	2,460,000	2,467,380
#144A 4.125% 9/24/25	7,990,000	8,016,966
#144A 4.125% 4/15/26	9,300,000	9,312,927

		91,503,704

Chemicals–0.72%
CF Industries 6.875% 5/1/18	13,307,000	14,485,495
Dow Chemical 8.55% 5/15/19	18,837,000	22,422,435
Methanex 4.25% 12/1/24	5,270,000	4,408,334
OCP
#144A 4.50% 10/22/25	5,200,000	4,987,242
#144A 6.875% 4/25/44	2,640,000	2,748,557
PPG Industries 2.30% 11/15/19	5,345,000	5,425,239

		54,477,302

Commercial Services & Supplies–0.22%
#Penske Truck Leasing 144A 3.30% 4/1/21	6,305,000	6,289,717
Total System Services
3.80% 4/1/21	1,820,000	1,873,781
4.80% 4/1/26	8,240,000	8,518,899

		16,682,397

Communications Equipment–0.16%
Cisco Systems
1.65% 6/15/18	8,495,000	8,617,489
2.20% 2/28/21	2,980,000	3,041,400

		11,658,889

Construction Materials–0.11%
Cemex
#144A 7.25% 1/15/21	2,013,000	2,098,553
#144A 7.75% 4/16/26	2,305,000	2,368,157
#Tenedora Nemak 144A 5.50% 2/28/23	3,500,000	3,613,750

		8,080,460

Consumer Finance–0.66%
Ford Motor Credit 3.336% 3/18/21	11,385,000	11,729,009
General Motors Financial
3.45% 4/10/22	9,095,000	8,942,113
4.375% 9/25/21	5,090,000	5,267,035
5.25% 3/1/26	3,480,000	3,646,720
#Hyundai Capital America 144A 3.00% 3/18/21	11,155,000	11,300,004
Toyota Motor Credit 2.80% 7/13/22	8,105,000	8,402,064

		49,286,945

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services–0.03%
#ENA Norte Trust 144A 4.95% 4/25/23	1,925,915	$1,964,433

		1,964,433

Diversified Financial Services–1.08%
#•Corp Financiera de Desarrollo 144A 5.25% 7/15/29	2,085,000	2,105,850
#ERAC USA Finance 144A 5.25% 10/1/20	11,406,000	12,594,494
General Electric Capital
#144A 3.80% 6/18/19	4,305,000	4,591,463
5.55% 5/4/20	2,865,000	3,305,104
6.00% 8/7/19	8,039,000	9,272,247
Lloyds Banking Group
#144A 4.582% 12/10/25	6,415,000	6,301,397
4.65% 3/24/26	3,805,000	3,778,464
National Rural Utilities Cooperative Finance
2.70% 2/15/23	7,455,000	7,578,977
2.85% 1/27/25	5,465,000	5,569,868
•4.75% 4/30/43	9,921,000	9,580,214
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	6,855,000	6,875,304
#Temasek Financial I 144A 2.375% 1/23/23	2,910,000	2,948,200
•Voya Financial 5.65% 5/15/53	6,875,000	6,428,125

		80,929,707

Diversified Telecommunication Services–1.04%
AT&T
3.60% 2/17/23	29,580,000	30,775,624
4.125% 2/17/26	8,610,000	9,110,870
CenturyLink 5.80% 3/15/22	7,008,000	6,768,677
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	3,740,000	3,403,774
#Digicel Group 144A 8.25% 9/30/20	3,035,000	2,617,687
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,515,000	3,463,224
SBA Tower Trust
#144A 2.24% 4/16/18	5,285,000	5,250,068
#144A 2.898% 10/15/19	4,020,000	4,039,022
Verizon Communications 4.862% 8/21/46	12,210,000	12,927,924

		78,356,870

Electric Utilities–5.08%
AES Gener
#144A 5.00% 7/14/25	4,360,000	4,394,230
#144A 5.25% 8/15/21	2,390,000	2,542,260
Alabama Power 4.30% 1/2/46	5,610,000	5,991,093
Ameren Illinois
3.25% 3/1/25	6,315,000	6,631,495
4.15% 3/15/46	3,000,000	3,196,863

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	$13,345,547
Appalachian Power
3.40% 6/1/25	6,550,000	6,714,215
4.45% 6/1/45	4,660,000	4,824,493
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	10,346,313
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,700,928
@ComEd Financing III 6.35% 3/15/33	4,578,000	4,955,378
Commonwealth Edison
4.35% 11/15/45	9,150,000	10,034,174
5.95% 8/15/16	522,000	531,548
Consumers Energy 4.10% 11/15/45	2,225,000	2,355,325
Dominion Resources 3.90% 10/1/25	7,110,000	7,326,713
Duke Energy
3.75% 4/15/24	8,985,000	9,409,604
4.80% 12/15/45	9,110,000	9,732,259
Duke Energy Carolinas
3.875% 3/15/46	4,030,000	4,114,755
#•Electricite de France 144A 5.25% 12/29/49	11,025,000	10,129,219
#•Enel 144A 8.75% 9/24/73	10,820,000	12,064,300
#Enel Finance International 144A 6.00% 10/7/39	4,430,000	5,216,945
Entergy 4.00% 7/15/22	6,245,000	6,631,353
Entergy Arkansas 3.50% 4/1/26	2,525,000	2,701,371
Entergy Louisiana
4.05% 9/1/23	7,435,000	8,132,016
4.95% 1/15/45	2,105,000	2,156,362
Entergy Mississippi 3.10% 7/1/23	4,960,000	5,018,131
#Exelon 144A 3.95% 6/15/25	11,010,000	11,432,289
Great Plains Energy 4.85% 6/1/21	3,823,000	4,165,877
Indiana Michigan Power 4.55% 3/15/46	3,895,000	4,024,248
Interstate Power & Light 3.40% 8/15/25	4,935,000	5,164,961
IPALCO Enterprises
3.45% 7/15/20	12,475,000	12,584,156
5.00% 5/1/18	2,440,000	2,574,200
ITC Holdings 3.65% 6/15/24	4,300,000	4,311,825
Kansas City Power & Light 3.65% 8/15/25	11,565,000	11,963,183
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,221,689
4.375% 10/1/21	12,420,000	13,473,464

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Louisville Gas & Electric 4.375% 10/1/45	3,735,000	$4,083,774
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,666,967
MidAmerican Energy 4.25% 5/1/46	15,540,000	16,718,911
NextEra Energy Capital Holdings
2.40% 9/15/19	15,525,000	15,490,705
3.625% 6/15/23	2,860,000	2,945,540
NV Energy 6.25% 11/15/20	7,380,000	8,530,837
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,353,455
Public Service Electric & Gas
1.90% 3/15/21	2,395,000	2,413,257
3.80% 3/1/46	795,000	813,847
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,989,507
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,728,102
Southern 2.75% 6/15/20	23,780,000	24,133,513
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,387,734
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,895,000	5,066,614
Westar Energy 3.25% 12/1/25	4,695,000	4,928,370
Wisconsin Electric Power 4.30% 12/15/45	4,440,000	4,851,832
Xcel Energy 3.30% 6/1/25	14,225,000	14,615,121

		381,830,868

Food & Staples Retailing–0.33%
CVS Health
2.80% 7/20/20	3,245,000	3,371,175
3.875% 7/20/25	5,115,000	5,530,312
Sysco 3.30% 7/15/26	15,870,000	16,131,252

		25,032,739

Food Products–0.18%
Campbell Soup 3.30% 3/19/25	8,960,000	9,271,118
#JBS Investments 144A 7.75% 10/28/20	2,495,000	2,482,525
#JBS USA Finance 144A 5.75% 6/15/25	2,065,000	1,817,200

		13,570,843

Gas Utilities–0.13%
Dominion Gas Holdings 4.60% 12/15/44	10,280,000	10,136,615

		10,136,615

Health Care Equipment & Supplies–0.46%
Becton Dickinson 6.375% 8/1/19	11,104,000	12,663,357

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical 2.80% 9/15/20	4,225,000	$4,324,858
Stryker
2.625% 3/15/21	4,480,000	4,573,587
3.50% 3/15/26	3,555,000	3,691,740
Zimmer Holdings 4.625% 11/30/19	8,274,000	8,955,364

		34,208,906

Health Care Providers & Services–0.05%
Highmark
#@144A 4.75% 5/15/21	2,823,000	2,894,693
#@144A 6.125% 5/15/41	1,062,000	1,112,982

		4,007,675

Hotels, Restaurants & Leisure–0.24%
Marriott International 3.375% 10/15/20	4,820,000	4,990,941
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	11,380,000	11,829,055
@4.50% 10/1/34	1,265,000	1,213,220

		18,033,216

Household Durables–0.02%
Newell Rubbermaid 3.85% 4/1/23	1,095,000	1,137,337

		1,137,337

Insurance–1.55%
Berkshire Hathaway
2.75% 3/15/23	4,690,000	4,787,500
3.125% 3/15/26	8,615,000	8,844,409
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,946,230
#Five Corners Funding Trust 144A 4.419% 11/15/23	3,540,000	3,716,696
#Liberty Mutual Group 144A 4.95% 5/1/22	1,974,000	2,152,088
MetLife
6.40% 12/15/36	50,000	51,775
6.817% 8/15/18	9,489,000	10,585,577
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	680,295
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	10,456,940
Prudential Financial
4.50% 11/15/20	1,836,000	1,998,492
•5.375% 5/15/45	5,340,000	5,293,275
•5.625% 6/15/43	3,710,000	3,783,273
•5.875% 9/15/42	3,195,000	3,342,769
TIAA Asset Management Finance
#144A 2.95% 11/1/19	5,690,000	5,779,464
#144A 4.125% 11/1/24	25,310,000	26,203,797

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Trinity Acquisition
3.50% 9/15/21	1,615,000	$1,644,958
4.40% 3/15/26	2,580,000	2,622,487
XLIT
4.45% 3/31/25	7,970,000	7,906,399
5.50% 3/31/45	6,937,000	6,679,353
•6.50% 12/29/49	4,450,000	3,092,750

		116,568,527

Internet Software & Services–0.09%
#Tencent Holdings 144A 3.375% 5/2/19	6,765,000	7,012,376

		7,012,376

Machinery–0.02%
Crane 2.75% 12/15/18	1,335,000	1,361,243

		1,361,243

Media–1.86%
21st Century Fox America 4.95% 10/15/45	7,875,000	8,452,726
CC Holdings GS V 3.849% 4/15/23	995,000	1,027,371
#CCO Safari II 144A 4.908% 7/23/25	20,445,000	21,597,280
#Columbus International 144A 7.375% 3/30/21	2,800,000	2,992,500
Comcast 3.15% 3/1/26	34,300,000	35,756,378
Grupo Televisa
5.00% 5/13/45	3,770,000	3,485,874
6.125% 1/31/46	1,900,000	2,023,500
Historic TW 6.875% 6/15/18	15,977,000	17,758,803
Omnicom Group 3.60% 4/15/26	6,225,000	6,389,720
#SES 144A 3.60% 4/4/23	3,191,000	3,133,198
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	8,236,000	7,574,213
#Sky 144A 3.75% 9/16/24	22,726,000	23,495,684
#VTR Finance 144A 6.875% 1/15/24	4,475,000	4,374,313
WPP Finance 2010 5.625% 11/15/43	1,755,000	1,821,237

		139,882,797

Metals & Mining–0.16%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	5,145,000	5,196,450
#Gerdau Holdings 144A 7.00% 1/20/20	1,930,000	1,867,275
#Gerdau Trade 144A 4.75% 4/15/23	540,000	431,325
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	2,052,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper 5.875% 4/23/45	2,870,000	$2,560,798

		12,108,148

Multi-Utilities–0.92%
Ameren Illinois 9.75% 11/15/18	14,616,000	17,561,095
American Water Capital
3.40% 3/1/25	6,250,000	6,591,006
4.30% 9/1/45	2,415,000	2,555,336
Black Hills 3.95% 1/15/26	2,475,000	2,600,324
CenterPoint Energy 5.95% 2/1/17	299,000	309,293
CMS Energy
3.60% 11/15/25	840,000	869,100
6.25% 2/1/20	7,694,000	8,849,116
#DTE Energy 144A 3.30% 6/15/22	7,620,000	7,919,047
NiSource Finance 6.125% 3/1/22	6,578,000	7,727,841
Puget Energy 6.00% 9/1/21	2,034,000	2,321,915
SCANA 4.125% 2/1/22	5,188,000	5,311,490
WEC Energy Group 3.55% 6/15/25	6,530,000	6,796,835

		69,412,398

Oil, Gas & Consumable Fuels–1.03%
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,860,000	3,870,739
Energy Transfer Partners
4.75% 1/15/26	935,000	851,299
9.70% 3/15/19	4,776,000	5,284,472
EnLink Midstream Partners 4.15% 6/1/25	2,160,000	1,679,089
Enterprise Products Operating
3.70% 2/15/26	2,465,000	2,422,701
•7.034% 1/15/68	1,624,000	1,650,796
#Lukoil International Finance 144A 3.416% 4/24/18	3,220,000	3,207,120
Noble Energy 5.05% 11/15/44	5,535,000	4,730,626
Occidental Petroleum
3.40% 4/15/26	4,845,000	4,897,345
4.40% 4/15/46	5,425,000	5,473,695
Petroleos Mexicanos 3.50% 7/23/20	1,240,000	1,218,300
#Petronas Global Sukuk 144A 2.707% 3/18/20	5,475,000	5,513,637
Plains All American Pipeline 8.75% 5/1/19	7,183,000	7,946,122
Regency Energy Partners 5.875% 3/1/22	10,345,000	10,062,395
Williams Partners 7.25% 2/1/17	6,510,000	6,673,004
Woodside Finance #144A 3.65% 3/5/25	3,885,000	3,615,727

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance (continued)
#144A 8.75% 3/1/19	7,519,000	$8,648,985

		77,746,052

Paper & Forest Products–0.25%
Georgia-Pacific
#144A 2.539% 11/15/19	1,035,000	1,040,126
8.00% 1/15/24	13,854,000	17,890,086

		18,930,212

Pharmaceuticals–0.12%
AstraZeneca 3.375% 11/16/25	8,875,000	9,204,342

		9,204,342

Real Estate Investment Trusts–1.50%
American Tower
4.00% 6/1/25	8,447,000	8,730,473
4.40% 2/15/26	7,035,000	7,453,674
#American Tower Trust I 144A 3.07% 3/15/23	6,675,000	6,689,477
CBL & Associates
4.60% 10/15/24	6,770,000	6,173,448
5.25% 12/1/23	1,285,000	1,222,354
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,675,925
5.25% 2/15/24	5,560,000	5,731,971
Crown Castle International
3.40% 2/15/21	4,010,000	4,074,224
4.45% 2/15/26	3,990,000	4,156,706
DDR
7.50% 4/1/17	1,730,000	1,822,984
7.875% 9/1/20	6,092,000	7,326,885
Education Realty Operating Partnership 4.60% 12/1/24	6,595,000	6,532,684
Hospitality Properties Trust 4.50% 3/15/25	6,075,000	5,852,533
Host Hotels & Resorts
3.75% 10/15/23	6,460,000	6,312,867
4.50% 2/1/26	1,355,000	1,372,757
Kimco Realty 3.40% 11/1/22	1,085,000	1,101,414
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	3,995,000	3,865,163
Regency Centers 5.875% 6/15/17	2,173,000	2,278,680
Simon Property Group
2.50% 7/15/21	3,000,000	3,067,668
3.30% 1/15/26	1,565,000	1,626,135
UDR 4.00% 10/1/25	2,075,000	2,159,525
#WEA Finance 144A 3.75% 9/17/24	14,530,000	14,814,730
WP Carey 4.60% 4/1/24	5,270,000	5,369,556

		112,411,833

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.30%
Burlington Northern Santa Fe 4.70% 9/1/45	11,389,000	$12,715,648
CSX 3.35% 11/1/25	9,285,000	9,580,374

		22,296,022

Semiconductors & Semiconductor Equipment–0.14%
National Semiconductor 6.60% 6/15/17	10,220,000	10,896,033

		10,896,033

Software–0.17%
CDK Global 4.50% 10/15/24	5,870,000	5,824,361
Oracle 3.25% 5/15/30	7,130,000	7,199,261

		13,023,622

Specialty Retail–0.55%
Home Depot
2.00% 4/1/21	5,850,000	5,912,735
3.00% 4/1/26	9,885,000	10,390,183
Lowe’s 3.375% 9/15/25	6,090,000	6,537,548
O’Reilly Automotive 3.55% 3/15/26	3,925,000	4,046,420
QVC 5.45% 8/15/34	5,475,000	4,853,768
Signet UK Finance 4.70% 6/15/24	9,645,000	9,573,559

		41,314,213

Technology Hardware, Storage & Peripherals–0.43%
Apple
3.25% 2/23/26	20,095,000	21,006,549
3.45% 2/9/45	7,030,000	6,365,925
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,280,619

		32,653,093

Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A 4.25% 10/15/19	7,405,000	7,145,825

		7,145,825

Tobacco–0.35%
Reynolds American
4.00% 6/12/22	7,915,000	8,613,111
4.45% 6/12/25	16,301,000	17,968,413

		26,581,524

Wireless Telecommunication Services–0.58%
America Movil 5.00% 3/30/20	5,250,000	5,819,562
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	32,872,889
#Millicom International Cellular 144A 6.625% 10/15/21	2,750,000	2,780,937

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#VimpelCom Communications 144A 7.748% 2/2/21	2,205,000	$2,367,861

		43,841,249

Total Corporate Bonds (Cost $2,107,655,041)		2,163,966,368

MUNICIPAL BONDS–2.96%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	4,945,000	5,789,557
Commonwealth of Massachusetts Series A 5.00% 3/1/46	6,915,000	8,061,645
Dallas Area Rapid Transit Series A 5.00% 12/1/46	8,095,000	9,524,820
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,664,048
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	8,360,081
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	19,416,415
New Jersey Turnpike Authority Series E 5.00% 1/1/45	7,955,000	9,130,192
New York City Water & Sewer System 5.00% 6/15/46	7,165,000	8,390,358
New York City, New York
Series C 5.00% 8/1/26	3,665,000	4,626,073
Series C 5.00% 8/1/27	5,220,000	6,536,066
New York City, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	25,150,169
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	5,154,229
New York State Urban Development
Series A 5.00% 3/15/26	3,955,000	5,040,608
Series A 5.00% 3/15/27	1,980,000	2,496,938

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	$21,614,182
North Carolina Series A 5.00% 6/1/27	10,350,000	13,411,219
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,338,364
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	16,264,397
Texas Transportation Commission Series A 5.00% 10/1/44	3,325,000	3,909,967
Texas Water Development Board Series A 5.00% 10/15/45	7,805,000	9,246,505
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,486,828

Total Municipal Bonds (Cost $188,866,447)		222,612,661

NON-AGENCY ASSET-BACKED SECURITIES–8.48%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,357,234	1,410,228
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	13,755,000	13,751,658
Series 2014-4 A2 1.43% 6/17/19	10,755,000	10,751,480
#•ALM VII Series 2012-7A A1 144A 2.04% 10/19/24	14,750,000	14,534,930
American Express Credit Account Master Trust
•Series 2012-1 A 0.706% 1/15/20	3,275,000	3,276,957
•Series 2013-2 A 0.856% 5/17/21	3,380,000	3,385,396
•Series 2014-1 A 0.806% 12/15/21	7,000,000	6,986,885
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,230,897
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.676% 5/15/20	15,940,000	15,924,957
#•AMMC CDO Series 2015-16A A1 144A 2.124% 4/14/27	9,135,000	9,048,893
#•Ares XXXII Series 2014-32A A1 144A 2.098% 11/15/25	15,000,000	14,885,940

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	1,848,077	$1,842,805
Avery Point VI
#•Series 2015-6A A 144A 2.071% 8/5/27	8,350,000	8,272,320
#•Series 2015-6A B 144A 2.571% 8/5/27	3,000,000	2,935,224
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,700,155
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,946,118
#Series 2014-1A A 144A 2.46% 7/20/20	7,920,000	7,920,143
BA Credit Card Trust
•Series 2014-A3 A 0.726% 1/15/20	9,745,000	9,747,906
•Series 2015-A1 A 0.766% 6/15/20	20,995,000	21,009,816
#•BlueMountain CLO Series 2013-4A B1 144A 2.522% 4/15/25	5,000,000	4,872,785
#•BMW Floorplan Master Owner Trust Series 2015-1A A 144A 0.936% 7/15/20	2,000,000	2,000,805
•BMW Vehicle Lease Trust Series 2016-1 A2B 0.932% 1/22/18	4,200,000	4,200,377
Cabela’s Credit Card Master Note Trust
#Series 2012-2A A1 144A 1.45% 6/15/20	3,190,000	3,194,696
Series 2015-1A A1 2.26% 3/15/23	4,000,000	4,043,574
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	699,948	699,995
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.526% 6/17/19	10,400,000	10,394,250
•Series 2007-A2 A2 0.516% 12/16/19	6,840,000	6,828,032
•Series 2007-A5 A5 0.476% 7/15/20	9,020,000	8,984,152
•Series 2014-A4 A 0.796% 6/15/22	7,460,000	7,439,585
#•Cent CLO Series 2014-21A A1B 144A 2.011% 7/27/26	15,000,000	14,829,345
#•Cent CLO 20 Series 2013-20A A 144A 2.099% 1/25/26	9,000,000	8,883,594
Chase Issuance Trust
•Series 2007-B1 B1 0.686% 4/15/19	21,012,000	20,930,310

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2013-A9 A 0.856% 11/16/20	7,500,000	$7,516,031
•Series 2014-A5 A5 0.806% 4/15/21	9,125,000	9,116,447
Chesapeake Funding
#•Series 2012-2A A 144A 0.891% 5/7/24	610,165	610,106
#•Series 2014-1A A 144A 0.861% 3/7/26	4,733,539	4,720,152
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	2,520,821	2,516,835
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.852% 7/24/20	4,500,000	4,506,444
•Series 2013-A7 A7 0.872% 9/10/20	3,195,000	3,203,020
Series 2014-A6 A6 2.15% 7/15/21	9,340,000	9,542,523
•Series 2014-A9 A9 0.682% 11/23/18	16,310,000	16,309,998
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,648,319
#Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20	2,321,195	2,320,360
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.736% 8/17/20	3,150,000	3,149,207
•Series 2014-A1 A1 0.866% 7/15/21	4,560,000	4,563,650
Series 2015-A2 A 1.90% 10/17/22	6,405,000	6,448,445
Series 2015-A3 A 1.45% 3/15/21	6,635,000	6,650,632
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.864% 10/20/20	1,822,057	1,807,596
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	3,445,927	3,412,666
#•Flagship VII Series 2013-7A A1 144A 2.094% 1/20/26	14,000,000	13,841,632
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	5,135,000	5,131,400
•Ford Credit Floorplan Master Owner Trust A Series 2015-2 A2 1.006% 1/15/22	10,000,000	9,875,213

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
GE Dealer Floorplan Master Note Trust
•Series 2014-2 A 0.882% 10/20/19	925,000	$919,176
•Series 2015-1 A 0.932% 1/20/20	5,010,000	4,992,410
Golden Credit Card Trust
#•Series 2014-2A A 144A 0.886% 3/15/21	12,895,000	12,744,367
#Series 2015-2A A 144A 2.02% 4/15/22	4,700,000	4,739,333
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	3,484,111	3,473,772
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,765,400	1,576,804
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	1,850,000	1,854,915
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,139,288
•Hyundai Auto Receivables Trust Series 2015-C A2B 0.806% 11/15/18	8,000,000	7,997,978
#•JFIN CLO Series 2014-1A A 144A 2.124% 4/20/25	9,500,000	9,432,503
#•KKR Financial CLO Series 2013-1A A1 144A 1.772% 7/15/25	10,000,000	9,815,270
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.864% 7/20/22	8,909,830	8,732,506
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 0.998% 7/16/18	4,565,000	4,565,297
Mid-State Trust Series 11 A1 4.864% 7/15/38	608,848	646,570
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,893,000	6,845,620
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.063% 9/25/35	5,869,053	5,840,358
•New Century Home Equity Loan Trust Series 2005-2 M1 0.863% 6/25/35	6,381,278	6,368,122
•Nissan Auto Lease Trust Series 2015-B A2B 0.966% 12/15/17	4,200,000	4,203,407
Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	5,900,000	5,899,025

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Nissan Auto Receivables Owner Trust Series 2015-C A2B 0.786% 11/15/18	5,530,000	$5,534,452
#•OHA Credit Partners IX Series 2013-9A A1 144A 2.024% 10/20/25	3,373,174	3,341,756
Penarth Master Issuer
#•Series 2015-1A A1 144A 0.84% 3/18/19	2,235,000	2,227,848
#•Series 2015-2A A1 144A 0.84% 5/18/19	4,000,000	3,986,584
#•PFS Financing Series 2015-AA A 144A 1.056% 4/15/20	250,000	246,802
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	5,300,000	5,298,267
Progress Residential Trust
#Series 2015-SFR2 A 144A 2.74% 6/12/32	3,733,397	3,730,869
#Series 2015-SFR3 A 144A 3.067% 11/12/32	5,000,000	5,056,434
•RAMP Series Trust Series 2005-RS3 M1 0.853% 3/25/35	3,837,006	3,815,963
#•Saranac CLO I Series 2013-1A A1A 144A 2.099% 10/26/24	10,000,000	9,919,830
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	7,870,000	7,863,856
Series 2015-2 A 1.60% 4/15/21	8,905,000	8,917,667
#•Telos CLO Series 2013-4A A 144A 1.92% 7/17/24	11,500,000	11,371,189
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.26% 1/18/26	6,265,000	6,187,233
Toyota Auto Receivables 2015-B Owner Trust
•Series 2015-B A2B 0.646% 11/15/17	3,371,497	3,370,381
Series 2015-B A3 1.27% 5/15/19	7,000,000	7,012,087
Trade MAPS 1
#•Series 2013-1A A 144A 1.142% 12/10/18	10,390,000	10,323,053
#•Series 2013-1A B 144A 1.692% 12/10/18	6,067,000	6,003,870
#•Venture XVI CLO Series 2014-16A A1L 144A 2.122% 4/15/26	12,000,000	11,884,824
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	5,365,000	5,333,181
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	15,785,000	15,605,985

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	1,993,317	$1,989,136
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,300,909
#Volvo Financial Equipment Series 2016-1 Series 2016-1A A3 144A 1.67% 2/18/20	1,250,000	1,250,308
•World Financial Network Credit Card Master Trust Series 2015-A A 0.916% 2/15/22	4,830,000	4,818,280

Total Non-Agency Asset-Backed Securities (Cost $639,353,600)		637,932,369

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.08%
Agate Bay Mortgage Trust 2015-1
#•Series 2015-1 B1 144A 3.821% 1/25/45	3,759,629	3,766,005
#•Series 2015-1 B2 144A 3.821% 1/25/45	2,124,244	2,092,506
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	74,058	73,925
•Bank of America Mortgage Securities Series 2004-L 4A1 2.872% 1/25/35	211,719	208,034
¿CHL Mortgage Pass Through Trust Series 2005-6 1A11 5.25% 2/25/26	2,608,424	2,615,928
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	170,752	173,589
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.427% 6/25/29	2,770,772	2,848,657
#•Series 2014-2 B2 144A 3.427% 6/25/29	1,031,633	1,044,604
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	3,315,000	3,320,347
#•Series 2015-1 B1 144A 2.666% 12/25/44	4,633,997	4,575,166
#•Series 2015-4 B1 144A 3.636% 6/25/45	3,541,208	3,445,893
#•Series 2015-4 B2 144A 3.636% 6/25/45	2,535,911	2,416,440
JPMorgan Trust
#•Series 2015-1 B2 144A 2.666% 12/25/44	3,900,487	3,775,386
#•Series 2015-5 B2 144A 2.897% 5/25/45	3,868,672	3,609,973
#•Series 2015-6 B1 144A 3.652% 10/25/45	2,565,435	2,642,463

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Trust (continued)
#•Series 2015-6 B2 144A 3.652% 10/25/45	2,488,265	$2,513,510
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	93,489	97,304
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33	207,713	203,955
•New Residential Mortgage Loan Trust Series 2015-2A A1 3.75% 8/25/55	6,071,098	6,269,611
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.673% 9/25/43	3,147,323	3,129,730
•Series 2013-4 B2 3.502% 4/25/43	2,313,269	2,273,868
#•Series 2014-2 A4 144A 3.50% 7/25/44	4,178,174	4,267,779
#•Series 2015-1 B2 144A 3.892% 1/25/45	2,694,164	2,719,432
•Structured ARM Loan Trust Series 2004-3AC A2 2.699% 3/25/34	110,383	109,953
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.393% 9/25/37	3,078,703	2,915,204
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	5,672,354	5,666,696
#•Series 2015-6 A1B 144A 2.75% 4/25/55	5,808,979	5,796,144
#•Series 2016-1 A1B 144A 2.75% 2/25/55	4,800,000	4,794,240
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	119,097	120,004
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45	3,808,911	3,886,684

Total Non-Agency Collateralized Mortgage Obligations (Cost $80,774,625)		81,373,030

«SENIOR SECURED LOANS–0.70%
FCA US Tranche B 1st Lien 3.50% 5/24/17	3,405,237	3,409,732
First Data Tranche B 1st Lien 4.432% 3/24/21	15,000,000	14,981,250
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	11,950,000	11,998,577
PQ 1st Lien 4.00% 8/7/17	5,863,636	5,838,716

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		11,635,334	$11,534,398
USI Tranche B 1st Lien 4.25% 12/27/19		4,673,931	4,613,543

Total Senior Secured Loans (Cost $52,184,408)			52,376,216

ΔSOVEREIGN BONDS–0.21%
Croatia–0.03%
#Croatia Government International Bond 144A 6.375% 3/24/21		2,000,000	2,189,124

			2,189,124

Indonesia–0.03%
#Indonesia Government International Bond 144A 4.875% 5/5/21		2,300,000	2,480,674

			2,480,674

Paraguay–0.04%
#Paraguay Government International Bond 144A 5.00% 4/15/26		3,000,000	3,022,500

			3,022,500

Peru–0.04%
Peruvian Government International Bond 4.125% 8/25/27		2,755,000	2,899,637

			2,899,637

Sri Lanka–0.01%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		1,200,000	1,103,700

			1,103,700

United Kingdom–0.01%
United Kingdom Gilt 3.25% 1/22/44	GBP	245,800	422,855

			422,855

Uruguay–0.05%
Uruguay Government International Bond 4.375% 10/27/27		3,321,000	3,420,630

			3,420,630

Total Sovereign Bonds (Cost $15,195,831)			15,539,120

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS–0.34%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	21,820,000,000	$1,633,456
Inter-American Development Bank 6.00% 9/5/17	INR	235,400,000	3,525,695
International Bank for Reconstruction & Development 1.625% 3/9/21		10,105,000	10,178,221
International Finance
2.125% 4/7/26		9,205,000	9,287,799
3.625% 5/20/20	NZD	1,156,000	822,979

Total Supranational Banks (Cost $25,699,665)			25,448,150

U.S. TREASURY OBLIGATIONS–5.92%
U.S. Treasury Bonds
2.875% 8/15/45		141,850,000	149,214,001
3.00% 11/15/45		68,720,000	74,190,730
U.S. Treasury Notes
1.25% 3/31/21		152,850,000	153,032,044
1.375% 1/31/21		45,115,000	45,441,046
1.625% 2/15/26		9,700,000	9,559,428
¥2.25% 11/15/25		12,955,000	13,483,318

Total U.S. Treasury Obligations (Cost $436,831,653)			444,920,567

		Number of Shares

PREFERRED STOCK–0.48%
•General Electric 5.00%		17,606,000	18,156,187
•@Integrys Energy Group 6.00%		285,850	7,548,241
#•PNC Preferred Funding Trust II 1.856%		11,400,000	9,604,500
#•@USB Realty 1.769%		715,000	572,000

Total Preferred Stock (Cost $36,289,075)			35,880,928

		Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–14.72%
Certificates of Deposit–1.97%
Banco Estado Chile 0.58% 4/5/16		50,000,000	50,001,815
Bank of Montreal Chicago
•0.696% 6/7/16		25,000,000	25,009,125
0.99% 10/17/16		25,000,000	25,024,655
Credit Suisse New York 1.28% 1/9/17		23,000,000	23,010,670
Swedbank New York 0.36% 4/5/16		25,000,000	25,000,043

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
Swedbank New York (continued)
		$148,046,308

≠Discount Note–0.36%
Federal Home Loan Bank 0.25% 5/25/16	26,700,000	26,689,987

		26,689,987

≠Discounted Commercial Paper–12.06%
Abbott Laboratories 0.47% 4/18/16	25,000,000	24,996,250
Air Products & Chemicals 0.42% 4/4/16	50,000,000	49,998,130
Apple 0.43% 4/18/16	40,692,000	40,684,981
BMW US Capital 0.40% 4/28/16	45,000,000	44,986,243
BNP Paribas New York Branch 0.44% 4/1/16	80,000,000	79,999,248
Charles Schwab 0.35% 4/1/16	36,260,000	36,260,000
Chevron 0.48% 5/2/16	50,000,000	49,983,735
Coca-Cola 0.53% 6/8/16	25,000,000	24,978,725
Cornell University
0.42% 4/12/16	14,200,000	14,197,728
0.46% 6/1/16	19,300,000	19,283,209
0.47% 5/25/16	15,000,000	14,988,000
0.50% 5/17/16	12,000,000	11,992,200
0.50% 6/9/16	15,000,000	14,983,050
Dartmouth College
0.47% 5/18/16	25,000,000	24,984,500
0.50% 6/16/16	11,300,000	11,285,988
Duke University
0.47% 5/25/16	13,753,000	13,744,847
0.50% 5/17/16	21,409,000	21,398,435

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
John Deere Canada 0.32% 4/1/16	20,000,000	$20,000,000
JPMorgan Securities 0.62% 7/22/16	25,000,000	24,957,940
Nestle Finance International 0.58% 7/27/16	15,380,000	15,350,509
Pfizer 0.46% 4/18/16	32,550,000	32,545,117
Swedbank New York 0.36% 4/4/16	50,000,000	50,000,065
Total Capital Canada 0.56% 4/14/16	25,000,000	24,996,773
Toyota Motor Credit 0.42% 4/18/16	31,300,000	31,293,443
United Parcel Service 0.06% 4/1/16	65,000,000	65,000,000
University of California
0.40% 4/26/16	25,000,000	24,999,250
0.45% 5/10/16	25,000,000	24,985,000
0.47% 5/16/16	19,340,000	19,327,622
University of Chicago
0.47% 5/16/16	25,000,000	24,983,750
0.47% 5/24/16	25,000,000	24,979,000
Westpac Banking 0.97% 10/3/16	25,000,000	24,892,017

		907,055,755

Floating Rate Note–0.33%
Royal Bank of Canada •0.874% 10/14/16	25,000,000	25,006,200

		25,006,200

Total Short Term Investments (Cost $1,106,717,792)		1,106,798,250

TOTAL VALUE OF SECURITIES–112.94% (Cost $8,363,945,536)	8,491,613,350
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.94%)	(972,697,381)

NET ASSETS APPLICABLE TO 540,334,877 SHARES OUTSTANDING–100.00%	$7,518,915,969

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $1,078,289,111, which represents 14.34% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $1,450,701 cash collateral due to broker for futures contracts, at value, and $3,278,453 cash collateral held at broker for swap contracts, at value, as of March 31, 2016.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $66,200,713, which represents 0.88% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	7,957,763	USD	(8,671,057)	4/7/16	$386,071

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
35	U.S. Treasury 5 yr Notes	$4,221,997	$4,240,742	7/1/16	$18,744
1,358	U.S. Treasury 10 yr Notes	175,166,606	177,070,469	6/22/16	1,903,863

					$1,922,607

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased:
	JPMC - iTraxx® Europe
ICE	Crossover Series 25[2]	EUR	23,220,000	5.00%	6/20/21	$(2,150,748)	$(260,872)
JPMC	CDX.EM.25[3]		37,460,000	1.00%	6/20/21	3,170,791	85,890

							$(174,982)

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Received	Variable Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
CME - BCLY-30 yr IRS	36,880,000	2.485%	0.629%	1/14/46	$2,780,788
CME - HSBC-30 yr IRS	27,050,000	2.504%	0.629%	1/12/46	2,158,583
CME - JPMC-10 yr IRS	59,790,000	2.049%	0.629%	1/12/26	2,211,175
CME - MSC-30 yr IRS	34,080,000	2.524%	0.629%	1/12/46	2,880,079

					$10,030,625

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

3Markit’s Emerging Markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

NZD–New Zealand Dollar

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,363,945,536

Aggregate unrealized appreciation	$160,328,627
Aggregate unrealized depreciation	(32,660,813)

Net unrealized appreciation	$127,667,814

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$197,245,643	$—	197,245,643
Agency Mortgage-Backed Securities	—	3,057,429,323	—	3,057,429,323
Commercial Mortgage-Backed Securities	—	440,613,778	9,476,947	450,090,725
Corporate Bonds	—	2,163,966,368	—	2,163,966,368
Municipal Bonds	—	222,612,661	—	222,612,661
Non-Agency Asset-Backed Securities	—	637,932,369	—	637,932,369
Non-Agency Collateralized Mortgage Obligations	—	76,578,790	4,794,240	81,373,030
Senior Secured Loans	—	52,376,216	—	52,376,216
Sovereign Bonds	—	15,539,120	—	15,539,120
Supranational Banks	—	25,448,150	—	25,448,150
U.S. Treasury Obligations	—	444,920,567	—	444,920,567
Preferred Stock	—	35,880,928	—	35,880,928
Short-Term Investments	—	1,106,798,250	—	1,106,798,250

Total	$—	$8,477,342,163	$14,271,187	$8,491,613,350

Foreign Currency Exchange Contracts	$—	$386,071	$—	$386,071

Futures Contracts	$1,922,607	$—	$—	$1,922,607

Swap Contracts	$—	$9,855,643	$—	$9,855,643

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Bond Fund–23

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.66%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 1M1 1.933% 7/25/25	3,259,101	$3,262,060
•Series 2015-C03 2M1 1.933% 7/25/25	3,085,247	3,084,763
•Series 2015-C04 2M1 2.133% 4/25/28	1,011,942	1,013,096
•Series 2016-C02 1M1 2.585% 9/25/28	275,000	275,297
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,749	4,251
•Series 2005-106 QF 0.943% 12/25/35	1,709,430	1,719,400
•Series 2006-40 F 0.733% 5/25/36	124,589	124,459
Freddie Mac REMICs
•Series 3152 JF 0.886% 8/15/35	122,725	123,610
•Series 3311 VF 0.676% 5/15/37	297,956	297,573
•Series 3780 LF 0.836% 3/15/29	18,560	18,581
•Series 3800 AF 0.936% 2/15/41	422,213	425,871
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA1 M1 1.333% 10/25/27	7,773,677	7,750,097
•Series 2015-DNA3 M1 1.783% 4/25/28	2,606,261	2,610,487
•GNMA Series 2010-46 MF 0.841% 5/16/34	370,949	373,309

Total Agency Collateralized Mortgage Obligations (Cost $21,072,280)		21,082,854

COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
#•FREMF Mortgage Trust Series 2011-K13 B 144A 4.61% 1/25/48	420,000	450,432

Total Commercial Mortgage-Backed Security (Cost $446,408)		450,432

CONVERTIBLE BONDS–0.24%
@Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	90,000	85,275
BGC Partners 4.50%, exercise price $9.84, maturity date 7/15/16	80,000	82,100
Blackstone Mortgage Trust 5.25%, exercise price $28.36, maturity date 12/1/18	150,000	156,937

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#@Campus Crest Communities Operating Partnership 144A 4.75%, exercise price $12.56, maturity date 10/15/18	124,000	$123,225
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	22,000	21,354
Cemex 3.72%, exercise price $11.90, maturity date 3/15/20	56,000	51,520
@Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	52,694
@GAIN Capital Holdings 4.125%, exercise price $12.00, maturity date 12/1/18	77,000	71,466
@fGeneral Cable 4.50%, exercise price $32.77, maturity date 11/15/29	83,000	45,650
HealthSouth 2.00%, exercise price $38.08, maturity date 12/1/43	64,000	71,200
Helix Energy Solutions Group 3.25%, exercise price $25.02, maturity date 3/15/32	60,000	47,550
#@inContact 144A 2.50%, exercise price $14.23, maturity date 4/1/22	72,000	66,870
Jefferies Group 3.875%, exercise price $44.35, maturity date 11/1/29	124,000	122,140
#Liberty Interactive 144A 1.00%, exercise price $64.06, maturity date 9/30/43	68,000	58,650
fMeritor 4.00%, exercise price $26.73, maturity date 2/15/27	110,000	103,400
Nuance Communications 2.75%, exercise price $32.30, maturity date 11/1/31	124,000	124,543
#PROS Holdings 144A 2.00%, exercise price $33.79, maturity date 12/1/19	71,000	54,936
@Spectrum Pharmaceuticals 2.75%, exercise price $10.53, maturity date 12/15/18	56,000	49,945
@Spirit Realty Capital 3.75%, exercise price $13.10, maturity date 5/15/21	131,000	132,065
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	61,000	59,094
@Titan Machinery 3.75%, exercise price $43.17, maturity date 5/1/19	145,000	114,187

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 1.75%, exercise price $24.64, maturity date 4/15/20	75,000	$83,297
@VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	107,311

Total Convertible Bonds (Cost $2,020,855)		1,885,409

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.01%
Maiden Holdings 7.25%, exercise price $15.17, expiration date 9/15/16	1,163	56,499

Total Convertible Preferred Stock (Cost $55,056)		56,499

	Principal Amount°

CORPORATE BONDS–58.86%
Aerospace & Defense–0.08%
Embraer Netherlands Finance 5.05% 6/15/25	435,000	384,431
Lockheed Martin 2.50% 11/23/20	280,000	287,101

		671,532

Air Freight & Logistics–0.19%
#Aviation Capital Group 144A 2.875% 9/17/18	1,500,000	1,507,995

		1,507,995

Airlines–0.37%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	556,168	531,836
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	607,477	595,327
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	176,361	172,172
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	250,000	257,188
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	480,288	496,498
¿United Airlines Pass Through Trust 3.75% 9/3/26	859,249	860,323

		2,913,344

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–5.43%
Daimler Finance North America
#•144A 0.956% 8/1/17	6,340,000	$6,303,627
#•144A 0.985% 3/10/17	5,400,000	5,376,942
#144A 2.70% 8/3/20	1,170,000	1,188,618
•Ford Motor Credit 1.549% 11/4/19	6,000,000	5,792,652
General Motors Financial
3.10% 1/15/19	3,120,000	3,159,406
3.45% 4/10/22	4,865,000	4,783,219
Hyundai Capital America
#144A 3.00% 3/18/21	490,000	496,370
#144A 4.00% 6/8/17	690,000	707,416
#•Hyundai Capital Services 144A 1.439% 3/18/17	2,895,000	2,895,295
Toyota Motor Credit 2.00% 10/24/18	3,525,000	3,589,938
#•Volkswagen International Finance 144A 1.058% 11/18/16	8,755,000	8,713,212

		43,006,695

Banks–11.58%
Abbey National Treasury Services
•1.142% 3/13/17	2,500,000	2,496,700
•1.475% 8/24/18	5,700,000	5,659,125
#@Banco Nacional De Comercio Exterior SNC 144A 4.375% 10/14/25	620,000	625,890
#•Bank Nederlandse Gemeenten 144A 0.694% 7/14/17	698,000	696,916
Bank of America
•0.884% 10/14/16	1,350,000	1,347,825
•1.088% 11/14/16	6,025,000	6,026,090
•BB&T 1.494% 6/15/18	3,635,000	3,634,746
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	501,750
Branch Banking & Trust
•0.918% 5/23/17	2,575,000	2,567,383
•0.952% 9/13/16	1,755,000	1,753,894
Citizens Financial Group 4.30% 12/3/25	750,000	776,803
#•CoBank 144A 1.234% 6/15/22	425,000	397,820
Compass Bank 3.875% 4/10/25	970,000	911,475
Cooperatieve Rabobank 2.50% 1/19/21	585,000	590,870
#Credit Suisse Group Funding Guernsey 144A 3.125% 12/10/20	835,000	831,291
•Fifth Third Bank 1.528% 8/20/18	1,770,000	1,767,209
Huntington Bancshares 3.15% 3/14/21	790,000	803,574

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•International Bank For Reconstruction & Development 0.78% 12/16/17	3,975,000	$3,974,754
JPMorgan Chase
2.25% 1/23/20	635,000	640,364
2.75% 6/23/20	1,170,000	1,198,839
•JPMorgan Chase Bank 0.962% 6/13/16	7,955,000	7,955,891
KeyBank
2.35% 3/8/19	4,750,000	4,795,068
3.18% 5/22/22	1,210,000	1,225,965
•Kfw 0.79% 12/29/17	4,130,000	4,129,814
#Lloyds Banking Group 144A 4.582% 12/10/25	1,015,000	997,025
•MUFG Union Bank 1.38% 9/26/16	5,000,000	5,009,580
•National City Bank 1.006% 6/7/17	3,360,000	3,336,719
•Oesterreichische Kontrollbank 0.801% 8/10/17	4,350,000	4,349,604
Regions Bank 2.25% 9/14/18	5,140,000	5,134,207
SunTrust Banks 2.90% 3/3/21	775,000	787,202
SVB Financial Group 3.50% 1/29/25	770,000	762,438
#Swedbank 144A 2.65% 3/10/21	960,000	971,744
•Toronto-Dominion Bank 1.168% 4/30/18	5,650,000	5,638,446
#Turkiye Is Bankasi 144A 5.375% 10/6/21	455,000	455,082
•@USB Capital IX 3.50% 10/29/49	465,000	344,681
•Wells Fargo 1.298% 1/30/20	8,300,000	8,226,379
#Woori Bank 144A 2.875% 10/2/18	285,000	292,464

		91,615,627

Beverages–1.74%
Anheuser-Busch InBev Finance 3.65% 2/1/26	900,000	947,600
Constellation Brands 4.25% 5/1/23	230,000	236,325
#JB 144A 3.75% 5/13/25	1,190,000	1,200,282
•PepsiCo 0.972% 10/13/17	4,900,000	4,912,441
#•SABMiller Holdings 144A 1.306% 8/1/18	6,520,000	6,491,455

		13,788,103

Building Products–0.11%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	572,456
Masco 3.50% 4/1/21	255,000	258,188

		830,644

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–3.57%
•Bank of New York Mellon 1.115% 9/11/19	6,470,000	$6,369,094
#Export Credit Bank of Turkey 144A 5.375% 2/8/21	595,000	606,930
Export-Import Bank of Korea
•1.374% 1/14/17	5,000,000	5,008,680
2.125% 2/11/21	500,000	502,189
•Goldman Sachs Group 2.236% 11/29/23	5,945,000	5,933,467
Lazard Group 6.85% 6/15/17	163,000	171,820
•Morgan Stanley 1.761% 1/27/20	9,705,000	9,647,051

		28,239,231

Chemicals–0.56%
CF Industries 6.875% 5/1/18	1,240,000	1,349,817
Dow Chemical 8.55% 5/15/19	475,000	565,412
Methanex 4.25% 12/1/24	565,000	472,620
#OCP 144A 4.50% 10/22/25	1,170,000	1,122,129
PPG Industries 2.30% 11/15/19	915,000	928,736

		4,438,714

Commercial Services & Supplies–0.20%
#HPHT Finance 15 144A 2.875% 3/17/20	695,000	703,086
#Penske Truck Leasing 144A 3.30% 4/1/21	405,000	404,018
Total System Services 3.80% 4/1/21	475,000	489,036

		1,596,140

Communications Equipment–1.20%
•Cisco Systems 1.135% 3/1/19	9,480,000	9,481,062

		9,481,062

Computers & Peripherals–0.56%
Apple
•1.748% 2/23/21	4,050,000	4,108,121
3.25% 2/23/26	315,000	329,289

		4,437,410

Construction Materials–0.22%
#Cemex 144A 5.875% 3/25/19	1,490,000	1,501,175
#Union Andina de Cementos 144A 5.875% 10/30/21	245,000	246,225

		1,747,400

Containers & Packaging–0.13%
#Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17	1,000,000	995,625

		995,625

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–4.64%
Bank of America
•1.662% 1/15/19	8,250,000	$8,212,669
4.45% 3/3/26	135,000	139,354
Barclays 4.375% 1/12/26	805,000	791,492
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	2,885,484
General Electric Capital
•1.001% 5/5/26	3,900,000	3,556,215
•1.237% 1/9/20	3,840,000	3,843,575
•1.634% 3/15/23	2,450,000	2,431,133
#144A 3.80% 6/18/19	250,000	266,635
6.00% 8/7/19	1,385,000	1,597,470
•National Rural Utilities Cooperative Finance 0.886% 5/27/16	9,925,000	9,928,821
#@UBS Group Funding Jersey 144A 3.00% 4/15/21	2,365,000	2,372,095
•Voya Financial 5.65% 5/15/53	735,000	687,225

		36,712,168

Diversified Telecommunication Services–2.01%
•AT&T 1.559% 6/30/20	9,790,000	9,696,065
CenturyLink 5.80% 3/15/22	1,395,000	1,347,361
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	565,000	514,207
#Digicel Group 144A 8.25% 9/30/20	1,180,000	1,017,750
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	463,077
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	461,926
#144A 2.898% 10/15/19	1,145,000	1,150,418
Verizon Communications 2.00% 11/1/16	1,255,000	1,263,964

		15,914,768

Electric Utilities–3.51%
#American Transmission Systems 144A 5.25% 1/15/22	755,000	840,568
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,629,972
Commonwealth Edison 2.15% 1/15/19	3,000,000	3,036,870
•Duke Energy Indiana 0.967% 7/11/16	5,695,000	5,696,959
#•Electricite de France 144A 1.084% 1/20/17	5,465,000	5,455,535
#•Enel 144A 8.75% 9/24/73	1,543,000	1,720,445
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,325,773
Entergy Mississippi 3.10% 7/1/23	250,000	252,930

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Great Plains Energy 4.85% 6/1/21	440,000	$479,463
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	901,170
•NSTAR Electric 0.858% 5/17/16	1,750,000	1,750,035
NV Energy 6.25% 11/15/20	800,000	924,752
Westar Energy 3.25% 12/1/25	525,000	551,096
Xcel Energy 3.30% 6/1/25	205,000	210,622

		27,776,190

Food & Staples Retailing–0.08%
#Cencosud 144A 5.15% 2/12/25	305,000	308,991
CVS Health 2.80% 7/20/20	345,000	358,415

		667,406

Food Products–0.16%
#JBS Investments 144A 7.75% 10/28/20	355,000	353,225
#JBS USA Finance 144A 5.75% 6/15/25	255,000	224,400
•Mondelez International 1.136% 2/1/19	675,000	665,578

		1,243,203

Gas Utilities–0.74%
•Laclede Group 1.368% 8/15/17	5,900,000	5,877,934

		5,877,934

Health Care Equipment & Supplies–2.27%
Becton Dickinson 6.375% 8/1/19	1,615,000	1,841,797
•Medtronic 0.726% 2/27/17	11,200,000	11,187,333
#NuVasive 144A 2.25% 3/15/21	33,000	35,475
St. Jude Medical 2.80% 9/15/20	3,000,000	3,070,905
Stryker 2.625% 3/15/21	1,800,000	1,837,602

		17,973,112

Hotels, Restaurants & Leisure–0.16%
@Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	1,220,000	1,268,141

		1,268,141

Household Products–0.02%
Newell Rubbermaid 3.85% 4/1/23	115,000	119,446

		119,446

Independent Power & Renewable Electricity Producers–0.09%
#AES Gener 144A 5.00% 7/14/25	720,000	725,653

		725,653

Insurance–3.71%
American International Group 3.30% 3/1/21	650,000	665,290

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
•Berkshire Hathaway Finance 0.767% 1/10/17	6,460,000	$6,461,059
#•Metropolitan Life Global Funding I 144A 1.152% 7/15/16	5,500,000	5,507,315
Prudential Financial
•1.398% 8/15/18	8,742,000	8,723,939
•5.375% 5/15/45	740,000	733,525
•5.625% 6/15/43	630,000	642,442
•5.875% 9/15/42	565,000	591,131
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,190,345
Trinity Acquisition 3.50% 9/15/21	465,000	473,626
•XLIT 6.50% 12/29/49	530,000	368,350

		29,357,022

Machinery–0.76%
Crane 2.75% 12/15/18	185,000	188,637
•PACCAR Financial 1.236% 12/6/18	5,850,000	5,864,841

		6,053,478

Media–0.38%
#CCO Safari II 144A 4.908% 7/23/25	1,470,000	1,552,849
#Columbus International 144A 7.375% 3/30/21	625,000	667,969
Historic TW 6.875% 6/15/18	430,000	477,955
#SES 144A 3.60% 4/4/23	345,000	338,750

		3,037,523

Metals & Mining–0.24%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	505,000	510,050
#Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21	838,000	859,450
Southern Copper 5.375% 4/16/20	465,000	498,722

		1,868,222

Multi-Utilities–0.65%
Ameren 3.65% 2/15/26	1,095,000	1,125,328
Ameren Illinois 9.75% 11/15/18	385,000	462,577
CenterPoint Energy 6.50% 5/1/18	850,000	920,155
CMS Energy
3.60% 11/15/25	385,000	398,337
6.25% 2/1/20	695,000	799,342
Sempra Energy 2.875% 10/1/22	495,000	490,001
WEC Energy Group 3.55% 6/15/25	890,000	926,368

		5,122,108

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–5.31%
•Chevron 1.162% 3/3/22	5,645,000	$5,287,728
CNOOC Finance 2015 Australia 2.625% 5/5/20	385,000	386,071
•ConocoPhillips 1.517% 5/15/22	5,100,000	4,684,248
•Enterprise Products Operating 7.034% 1/15/68	175,000	177,888
•Exxon Mobil 1.006% 3/6/22	10,640,000	10,345,091
Petroleos Mexicanos
3.50% 7/23/20	405,000	397,913
#144A 6.375% 2/4/21	160,000	171,040
#144A 6.875% 8/4/26	230,000	249,550
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	765,363
Regency Energy Partners 5.875% 3/1/22	1,120,000	1,089,404
•Statoil 1.08% 11/8/18	7,240,000	7,156,371
•TransCanada PipeLines 1.309% 6/30/16	7,732,000	7,725,389
Williams Partners 7.25% 2/1/17	575,000	589,397
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,381,088
#YPF 144A 8.50% 3/23/21	575,000	577,156

		41,983,697

Paper & Forest Products–0.18%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,452,746

		1,452,746

Pharmaceuticals–2.88%
#•Bayer US Finance 144A 0.91% 10/6/17	10,000,000	9,985,760
Perrigo 4.00% 11/15/23	200,000	203,683
Perrigo Finance Unlimited 3.50% 12/15/21	1,465,000	1,495,157
•Pfizer 0.934% 6/15/18	11,140,000	11,121,229

		22,805,829

Real Estate Investment Trusts–0.60%
Crown Castle International 4.45% 2/15/26	310,000	322,952
DDR 3.625% 2/1/25	1,025,000	993,482
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,851,840
Kimco Realty 3.40% 11/1/22	150,000	152,269
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	480,000	464,400
WP Carey 4.60% 4/1/24	980,000	998,513

		4,783,456

Road & Rail–0.73%
CSX 3.35% 11/1/25	835,000	861,563

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
#•@Kansas City Southern 144A 1.321% 10/28/16	4,950,000	$4,909,935

		5,771,498

Semiconductors & Semiconductor Equipment–0.07%
National Semiconductor 6.60% 6/15/17	500,000	533,074

		533,074

Software–1.84%
CDK Global 4.50% 10/15/24	620,000	615,180
•Oracle 1.13% 10/8/19	13,945,000	13,948,514

		14,563,694

Specialty Retail–1.16%
Home Depot 2.00% 4/1/21	685,000	692,346
•Lowe’s 1.055% 9/10/19	6,755,000	6,747,043
Signet UK Finance 4.70% 6/15/24	1,785,000	1,771,778

		9,211,167

Technology Hardware, Storage & Peripherals–0.15%
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,199,005

		1,199,005

Textiles, Apparel & Luxury Goods–0.16%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,235,200

		1,235,200

Tobacco–0.12%
Reynolds American 4.00% 6/12/22	850,000	924,971

		924,971

Wireless Telecommunication Services–0.30%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,731,845
#Millicom International Cellular 144A 6.00% 3/15/25	695,000	647,219

		2,379,064

Total Corporate Bonds (Cost $466,755,787)		465,829,297

MUNICIPAL BONDS–2.67%
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.479% 8/27/29	353,065	341,527
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.835% 12/1/38	580,000	559,509

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.725% 4/1/40	411,463	$407,571
•Series 1 Class A-2 1.512% 7/1/30	735,000	715,523
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.785% 6/1/40	1,066,563	1,045,466
•Series 2010-A Class A2A 1.835% 9/1/37	655,000	629,697
•Pennsylvania Turnpike Commission Series B1 1.38% 12/1/21	5,020,000	4,981,296
•State of California Series D 1.006% 12/1/28	5,000,000	5,000,150
•University of California Series Y-1 0.934% 7/1/41	7,425,000	7,424,109

Total Municipal Bonds (Cost $21,246,042)		21,104,848

NON-AGENCY ASSET-BACKED SECURITIES–16.43%
#•Avenue CLO VI Series 2007-6A A1 144A 0.845% 7/17/19	56,449	56,305
BA Credit Card Trust
•Series 2014-A1 A 0.816% 6/15/21	4,741,000	4,737,205
•Series 2014-A3 A 0.726% 1/15/20	1,190,000	1,190,355
•Series 2015-A1 A 0.766% 6/15/20	7,065,000	7,069,986
#•Ballyrock CLO Series 2013-1A A 144A 1.798% 5/20/25	2,000,000	1,969,006
•Capital One Multi-Asset Execution Trust Series 2007-A2 A2 0.516% 12/16/19	965,000	963,312
Chase Issuance Trust
•Series 2007-A5 A5 0.476% 3/15/19	3,000,000	2,991,547
•Series 2007-A12 A12 0.486% 8/15/19	5,000,000	4,982,027
•Series 2007-B1 B1 0.686% 4/15/19	7,500,000	7,470,841
•Series 2013-A6 A6 0.856% 7/15/20	5,250,000	5,255,693
•Series 2013-A9 A 0.856% 11/16/20	4,400,000	4,409,405
•Series 2014-A5 A5 0.806% 4/15/21	4,745,000	4,740,552
Chesapeake Funding
#•Series 2012-2A A 144A 0.891% 5/7/24	430,705	430,663

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chesapeake Funding (continued)
#•Series 2014-1A A 144A 0.861% 3/7/26	411,612	$410,448
#•CIFC Funding Series 2011-1AR A1R 144A 1.92% 1/19/23	1,603,248	1,599,736
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.852% 7/24/20	5,000,000	5,007,159
•Series 2013-A7 A7 0.872% 9/10/20	4,700,000	4,711,798
•Series 2014-A9 A9 0.682% 11/23/18	5,000,000	4,999,999
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.736% 8/17/20	2,000,000	1,999,497
•Series 2014-A1 A1 0.866% 7/15/21	6,955,000	6,960,567
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.836% 2/15/19	4,000,000	3,992,824
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 1.182% 4/22/19	3,000,000	3,008,198
•Series 2013-1 A 0.832% 4/20/18	4,915,000	4,914,999
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.842% 4/10/28	282,991	282,334
JFIN CLO
#•Series 2014-1A A 144A 2.124% 4/20/25	2,500,000	2,482,237
#•@Series 2015-2A AX 144A 1.965% 10/19/26	1,785,000	1,771,516
#•KKR Financial CLO Series 2013-1A A1 144A 1.772% 7/15/25	3,605,000	3,538,405
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.864% 7/20/22	1,989,176	1,949,588
#•Mountain View Funding CLO Series 2007-3A A1 144A 0.835% 4/16/21	1,674,022	1,663,017
•Nissan Auto Receivables 2015-b Owner Trust Series 2015-B A2B 0.716% 7/16/18	3,109,194	3,109,847
•Nissan Auto Receivables Owner Trust Series 2015-C A2B 0.786% 11/15/18	1,000,000	1,000,805
#•NYLIM Flatiron CLO Series 2006-1A A2A 144A 0.84% 8/8/20	64,101	63,596
#•OCP CLO Series 2013-4A A1A 144A 2.019% 10/24/25	3,000,000	2,987,616

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•PFS Financing Series 2015-AA A 144A 1.056% 4/15/20	1,850,000	$1,826,338
#•Shackleton VIII CLO Series 2015-8A A1 144A 1.837% 10/20/27	1,340,000	1,328,743
#•Telos CLO Series 2013-4A A 144A 1.92% 7/17/24	3,000,000	2,966,397
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 0.754% 7/16/18	7,250,000	7,252,116
#•Trade MAPS 1 Series 2013-1A A 144A 1.142% 12/10/18	8,830,000	8,773,105
#•Venture XVI CLO Series 2014-16A A1L 144A 2.122% 4/15/26	3,000,000	2,971,206
#•Venture XXI CLO Series 2015-21A A 144A 2.112% 7/15/27	2,230,000	2,204,913

Total Non-Agency Asset-Backed Securities (Cost $130,138,616)		130,043,901

«SENIOR SECURED LOANS–9.43%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	1,288,800	1,296,256
American Airlines Tranche B1 3.50% 5/23/19	430,606	430,606
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	3,000,000	2,989,260
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	1,887,485	1,853,670
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	1,500,000	1,498,650
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	1,500,000	1,503,750
Charter Communications Operating 3.00% 7/1/20	3,836,513	3,825,713
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18	200,548	198,957
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	465,687	458,508
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	657,354	647,218
CSC Holdings Tranche B 2.938% 4/17/20	1,436,465	1,437,543

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
DaVita HealthCare Partners Tranche B 3.50% 6/24/21	8,449,500	$8,486,502
Emdeon 1st Lien 3.75% 11/2/18	1,345,761	1,341,724
FCA US Tranche B 1st Lien
3.25% 12/31/18	2,532,829	2,533,626
3.50% 5/24/17	71,180	71,274
First Data Tranche B 1st Lien 4.432% 3/24/21	2,590,209	2,586,971
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	1,000,000	1,002,500
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	1,693,684	1,695,979
Houghton International 1st Lien 4.00% 12/20/19	1,218,170	1,167,159
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,962,500	2,950,472
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,015,910	1,012,527
Landry’s Tranche B 4.00% 4/24/18	1,015,604	1,014,969
Las Vegas Sands Tranche B 3.25% 12/19/20	3,910,000	3,912,170
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,165,000	2,173,801
LTS Buyer 1st Lien 4.00% 4/13/20	273,668	271,357
MGM Resorts International 3.50% 12/20/19	1,701,633	1,700,263
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,766,920	1,764,712
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	2,004,812	2,002,306
NRG Energy Tranche B 2.75% 7/1/18	616,590	611,544
Penn National Gaming Tranche B 3.25% 10/30/20	1,466,250	1,464,652
PQ 1st Lien 4.00% 8/7/17	977,273	973,119
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	3,928,306	3,924,633

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Sinclair Television Tranche B1 1st Lien 3.50% 7/31/21	7,443,750	$7,439,098
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	4,987,500	5,012,836
Univision Communications 1st Lien 4.00% 3/1/20	1,058,510	1,049,798
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	971,828	963,397
WideOpenWest Finance Tranche B 1st Lien 4.50% 4/1/19	1,361,138	1,349,963

Total Senior Secured Loans (Cost $74,510,234)		74,617,483

ΔSOVEREIGN BONDS–0.63%
Croatia–0.06%
#Croatia Government International Bond 144A 6.375% 3/24/21	470,000	514,444

		514,444

Norway–0.57%
#•Kommunalbanken
144A 0.748% 10/31/16	3,000,000	3,000,507
144A 0.798% 2/20/18	1,500,000	1,497,608

		4,498,115

Total Sovereign Bonds (Cost $5,002,757)		5,012,559

SUPRANATIONAL BANKS–1.28%
•Inter-American Development Bank 0.842% 10/15/20	6,065,000	6,037,065
•International Finance 0.677% 1/9/19	4,115,000	4,114,395

Total Supranational Banks (Cost $10,147,751)		10,151,460

U.S. TREASURY OBLIGATIONS–3.72%
•U.S. Treasury Floating Rate Note 0.403% 10/31/17	12,330,000	12,331,997
U.S. Treasury Notes
1.25% 3/31/21	1,750,000	1,752,084
1.375% 1/31/21	360,000	362,602
2.25% 11/15/25	14,390,000	14,976,839

Total U.S. Treasury Obligations (Cost $29,052,558)		29,423,522

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.53%
•General Electric 5.00%	1,975,000	$2,036,719
•@Integrys Holdings 6.00%	34,900	921,580
#•PNC Preferred Funding Trust II 144A 1.856%	6,200,000	5,223,500
#•@USB Realty 144A 1.769%	4,900,000	3,920,000

Total Preferred Stock (Cost $13,095,757)		12,101,799

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–3.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	30,826,314	$30,826,314

Total Money Market Fund (Cost $30,826,314)		30,826,314

TOTAL VALUE OF SECURITIES–101.42% (Cost $804,370,415)	$802,586,377
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.42%)	(11,207,131)

NET ASSETS APPLICABLE TO 80,618,737 SHARES OUTSTANDING–100.00%	$791,379,246

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $158,687,732, which represents 20.05% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

«	Includes $7,261,382 cash collateral held at broker for swap contracts, $66 foreign currencies collateral due to broker for swap contracts at value as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $16,982,526, which represents 2.15% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

°	Principal amount shown is stated in U.S. dollars.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at March 31, 2016:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
ICE	JPMC - CDX.NA.IG.26[2]	10,000,000	1.00%	6/20/21	$(23,144)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME – JPMC 5 yr Interest Rate Swap	5,500,000	1.506%	0.619%	1/26/20	$(93,948)
CME – JPMC 5 yr Interest Rate Swap	55,550,000	1.700%	0.617%	7/11/18	(1,028,481)
CME – JPMC 7 yr Interest Rate Swap	31,200,000	1.763%	0.619%	1/26/22	(837,529)
CME – JPMC 7 yr Interest Rate Swap	4,000,000	2.324%	0.628%	9/24/21	(230,032)
CME – JPMC 10 yr Interest Rate Swap	14,825,000	2.453%	0.642%	6/17/25	(1,102,551)
CME – JPMC 10 yr Interest Rate Swap	17,800,000	2.880%	0.617%	7/11/23	(1,796,638)

Total					$(5,089,179)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.NA.IG Index, is composed of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Summary of Abbreviations:

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

GE–General Electric

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange, Inc.

JPMC–JPMorgan Chase Bank

REMIC–Real Estate Mortgage Investment Conduit

yr–year

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$804,370,418

Aggregate unrealized appreciation	$3,578,963
Aggregate unrealized depreciation	(5,363,000)

Net unrealized depreciation	$(1,784,037)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$21,082,854	$—	21,082,854
Commercial Mortgage-Backed Securities	—	450,432	—	450,432
Convertible Bonds	—	1,885,409	—	1,885,409
Convertible Preferred Stock	56,499	—	—	56,499
Corporate Bonds	—	465,829,297	—	465,829,297
Municipal Bonds	—	21,104,848	—	21,104,848
Non-Agency Asset-Backed Securities	—	127,838,988	2,204,913	130,043,901
Senior Secured Loans	—	74,617,483	—	74,617,483
Sovereign Bonds	—	5,012,559	—	5,012,559
U.S. Treasury Obligations	—	10,151,460	—	10,151,460
U.S. Treasury Obligations	—	29,423,522	—	29,423,522
Preferred Stock	—	12,101,799	—	12,101,799
Money Market Fund	30,826,314	—	—	30,826,314
Short-Term Investments	—	—	—	—

Total	$30,882,813	$769,498,651	$2,204,913	$802,586,377

Swap Contracts	$—	$(5,089,179)	$—	$(5,112,323)

During the period ended March 31, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reported period in which the transfer occurred.

There were no Level 3 investments at the beginning of the period.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–67.70%
U.S. MARKETS–43.23%
Aerospace & Defense–1.22%
†Esterline Technologies	550	$35,239
Honeywell International	2,015	225,781
†KLX	2,240	71,994
Lockheed Martin	1,150	254,725
Northrop Grumman	3,900	771,810
Raytheon	5,800	711,254
Rockwell Collins	1,275	117,568
United Technologies	2,720	272,272

		2,460,643

Air Freight & Logistics–0.15%
FedEx	1,140	185,501
†XPO Logistics	4,130	126,791

		312,292

Auto Components–0.49%
BorgWarner	2,955	113,472
Johnson Controls	17,900	697,563
†Tenneco	3,440	177,194

		988,229

Automobiles–0.09%
Ford Motor	13,920	187,920

		187,920

Banks–1.84%
BB&T	20,200	672,054
BBCN Bancorp	7,900	120,001
Bryn Mawr Bank	2,330	59,951
Cardinal Financial	5,040	102,564
Citigroup	6,320	263,860
City Holding	3,040	145,251
@CoBiz Financial	5,780	68,320
FirstMerit	6,860	144,403
@Flushing Financial	5,370	116,099
Great Western Bancorp	5,050	137,713
Independent Bank (Massachusetts)	2,230	102,491
JPMorgan Chase	6,685	395,886
KeyCorp	14,975	165,324
Old National Bancorp	10,240	124,826
Prosperity Bancshares	3,250	150,767
Sterling Bancorp	9,270	147,671
Umpqua Holdings	8,110	128,625
Webster Financial	4,620	165,858
Wells Fargo	7,615	368,261
†Western Alliance Bancorp	4,250	141,865

		3,721,790

Beverages–0.19%
PepsiCo	3,655	374,564

		374,564

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–2.34%
AbbVie	4,920	$281,030
†Acorda Therapeutics	3,940	104,213
†Alkermes	2,605	89,065
Baxalta	18,200	735,280
†Biogen	3,447	897,323
†Celgene	14,861	1,487,437
†Cepheid	3,890	129,770
Gilead Sciences	3,630	333,452
†Insys Therapeutics	3,730	59,643
†Ligand Pharmaceuticals Class B	1,570	168,131
†Retrophin	4,570	62,426
†Spectrum Pharmaceuticals	11,070	70,405
†TESARO	2,490	109,635
†Vanda Pharmaceuticals	9,560	79,922
†Vertex Pharmaceuticals	1,500	119,235

		4,726,967

Building Products–0.16%
AAON	6,663	186,564
†Continental Building Products	7,670	142,355

		328,919

Capital Markets–0.92%
Ameriprise Financial	1,300	122,213
Bank of New York Mellon	17,720	652,628
BlackRock	510	173,691
Evercore Partners Class A	5,070	262,373
Houlihan Lokey	2,860	71,214
Invesco	5,300	163,081
Raymond James Financial	3,030	144,258
State Street	2,620	153,322
†Stifel Financial	3,790	112,184

		1,854,964

Chemicals–0.79%
†Axalta Coating Systems	5,625	164,250
Balchem	1,270	78,765
†Chemtura	3,270	86,328
E.I. duPont deNemours	10,800	683,856
Eastman Chemical	3,005	217,051
Huntsman	3,830	50,939
Minerals Technologies	3,100	176,235
Quaker Chemical	1,600	135,776

		1,593,200

Commercial Services & Supplies–0.67%
ABM Industries	1,850	59,773
Essendant	4,360	139,215
Republic Services	2,100	100,065
Tetra Tech	4,510	134,488
U.S. Ecology	2,420	106,867

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Waste Management	13,900	$820,100

		1,360,508

Communications Equipment–0.67%
Cisco Systems	36,965	1,052,394
†Infinera	5,570	89,454
†NETGEAR	2,040	82,355
Plantronics	1,990	77,988
†Ruckus Wireless	5,470	53,661

		1,355,852

Construction & Engineering–0.14%
Granite Construction	4,020	192,156
†MYR Group	3,890	97,678

		289,834

Consumer Finance–0.10%
Capital One Financial	3,040	210,702

		210,702

Containers & Packaging–0.07%
WestRock	3,423	133,600

		133,600

Diversified Financial Services–0.46%
Intercontinental Exchange	3,953	929,508

		929,508

Diversified Telecommunication Services–1.13%
AT&T	30,622	1,199,464
Atlantic Tele-Network	1,680	127,394
†inContact	14,750	131,127
Verizon Communications	15,343	829,749

		2,287,734

Electric Utilities–0.47%
Cleco	2,520	139,129
Edison International	11,300	812,357

		951,486

Electrical Equipment–0.07%
Eaton	2,375	148,580

		148,580

Electronic Equipment, Instruments & Components–0.05%
†Anixter International	1,670	87,024
†Rofin-Sinar Technologies	600	19,332

		106,356

Energy Equipment & Services–0.51%
Bristow Group	820	15,514
Halliburton	23,175	827,811
†RigNet	931	12,736

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	2,320	$171,100

		1,027,161

Food & Staples Retailing–1.26%
Casey’s General Stores	2,845	322,395
CVS Health	10,493	1,088,439
Walgreens Boots Alliance	13,351	1,124,688

		2,535,522

Food Products–1.18%
Archer-Daniels-Midland	17,500	635,425
General Mills	2,245	142,221
J&J Snack Foods	1,270	137,516
Kraft Heinz	9,933	780,336
Mondelez International	17,000	682,040

		2,377,538

Gas Utilities–0.06%
Laclede Group	1,130	76,557
South Jersey Industries	1,870	53,202

		129,759

Health Care Equipment & Supplies–0.62%
CONMED	3,350	140,499
@CryoLife	8,330	89,547
DENTSPLY SIRONA	9,403	579,507
†Merit Medical Systems	6,090	112,604
†Quidel	5,960	102,870
West Pharmaceutical Services	3,150	218,358

		1,243,385

Health Care Providers & Services–1.56%
†Air Methods	4,080	147,778
Cardinal Health	8,600	704,770
†Express Scripts Holding	12,187	837,125
@Quest Diagnostics	10,900	778,805
†Team Health Holdings	2,750	114,978
UnitedHealth Group	2,975	383,478
†WellCare Health Plans	1,990	184,573

		3,151,507

Hotels, Restaurants & Leisure–0.40%
†Buffalo Wild Wings	160	23,699
Cheesecake Factory	1,880	99,809
†Del Frisco’s Restaurant Group	7,350	121,863
†Fiesta Restaurant Group	3,690	120,958
Jack in the Box	2,120	135,404
†Popeyes Louisiana Kitchen	2,660	138,480
Starbucks	2,740	163,578

		803,791

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.06%
†Jarden	2,125	$125,269

		125,269

Household Products–0.29%
Kimberly-Clark	1,500	201,765
Procter & Gamble	4,725	388,915

		590,680

Industrial Conglomerates–0.26%
General Electric	16,535	525,648

		525,648

Insurance–1.39%
Aflac	3,520	222,253
Allstate	11,800	794,966
American Equity Investment Life Holding	6,760	113,568
@Infinity Property & Casualty	1,310	105,455
Marsh & McLennan	13,400	814,586
Primerica	3,260	145,168
Prudential Financial	1,645	118,802
@Selective Insurance Group	3,780	138,386
Travelers	2,115	246,842
United Fire Group	2,500	109,550

		2,809,576

Internet & Catalog Retail–1.00%
†Amazon.com	275	163,251
†Liberty Interactive Class A	41,818	1,055,905
†Shutterfly	2,880	133,546
†TripAdvisor	9,976	663,404

		2,016,106

Internet Software & Services–2.50%
†Alphabet Class A	2,014	1,536,481
†Alphabet Class C	1,005	748,675
†eBay	30,662	731,595
†Facebook Class A	12,642	1,442,452
†GrubHub	3,580	89,965
j2 Global	2,610	160,724
†Q2 Holdings	2,000	48,080
†@SciQuest	7,570	105,072
†Yahoo	5,082	187,068

		5,050,112

IT Services–2.61%
Accenture Class A	2,875	331,775
Convergys	5,440	151,069
†ExlService Holdings	3,440	178,192
MasterCard Class A	11,110	1,049,895
†PayPal Holdings	28,346	1,094,156
Sabre	7,550	218,346
TeleTech Holdings	3,960	109,930

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Visa Class A	18,065	$1,381,611
Xerox	67,500	753,300

		5,268,274

Leisure Products–0.06%
†@Malibu Boats Class A	6,810	111,684

		111,684

Life Sciences Tools & Services–0.16%
Thermo Fisher Scientific	2,240	317,162

		317,162

Machinery–0.51%
Actuant Class A	3,410	84,261
Barnes Group	4,920	172,348
Columbus McKinnon	6,540	103,070
ESCO Technologies	4,280	166,834
Federal Signal	6,360	84,334
@Kadant	3,180	143,609
Parker-Hannifin	2,455	272,701

		1,027,157

Media–0.98%
Cinemark Holdings	2,210	79,184
Comcast Class A	3,715	226,912
†Discovery Communications Class A	6,596	188,843
†Discovery Communications Class C	11,901	321,327
†Liberty Global Class A	4,327	166,590
†Liberty Global Class C	10,648	399,939
National CineMedia	6,970	106,014
Walt Disney	4,850	481,653

		1,970,462

Metals & Mining–0.17%
Kaiser Aluminum	1,710	144,563
Worthington Industries	5,300	188,892

		333,455

Multiline Retail–0.07%
Nordstrom	2,650	151,607

		151,607

Multi-Utilities–0.09%
NorthWestern	3,000	185,250

		185,250

Oil, Gas & Consumable Fuels–1.79%
California Resources	1,191	1,227
†Carrizo Oil & Gas	4,710	145,633
Chevron	7,636	728,474
ConocoPhillips	18,000	724,860
EOG Resources	1,390	100,886
Exxon Mobil	6,300	526,617

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil	29,085	$324,007
Occidental Petroleum	12,720	870,430
†Parsley Energy Class A	2,870	64,862
†PDC Energy	610	36,265
†RSP Permian	3,150	91,476

		3,614,737

Paper & Forest Products–0.12%
†Boise Cascade	3,250	67,340
Neenah Paper	2,630	167,426

		234,766

Pharmaceuticals–2.55%
†Allergan	5,585	1,496,948
†Catalent	5,820	155,219
Johnson & Johnson	7,462	807,388
†Medicines	3,630	115,325
Merck	20,790	1,099,999
Pfizer	36,645	1,086,158
†Prestige Brands Holdings	2,360	126,000
†Valeant Pharmaceuticals International	9,878	259,791

		5,146,828

Professional Services–0.61%
Kforce	6,660	130,403
Nielsen Holdings	15,120	796,219
†On Assignment	3,950	145,834
†WageWorks	2,990	151,324

		1,223,780

Real Estate Investment Trusts–4.06%
American Campus Communities	900	42,381
American Tower	2,590	265,138
Apartment Investment & Management	1,500	62,730
AvalonBay Communities	1,050	199,710
Boston Properties	1,375	174,735
Brandywine Realty Trust	4,550	63,837
Camden Property Trust	425	35,738
Care Capital Properties	581	15,594
Corporate Office Properties Trust	1,200	31,488
Cousins Properties	2,875	29,843
Crown Castle International	12,772	1,104,778
DCT Industrial Trust	5,342	210,849
DDR	5,200	92,508
Douglas Emmett	2,875	86,566
Duke Realty	5,650	127,351
EastGroup Properties	2,010	121,344
EPR Properties	4,065	270,810
Equinix	2,318	766,586
Equity LifeStyle Properties	800	58,184
Equity One	1,500	42,990
Equity Residential	2,800	210,084

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Essex Property Trust	575	$134,469
Extra Space Storage	800	74,768
Federal Realty Investment Trust	275	42,914
First Industrial Realty Trust	3,250	73,905
First Potomac Realty Trust	1,700	15,402
General Growth Properties	6,025	179,123
Healthcare Realty Trust	1,625	50,196
Healthcare Trust of America Class A	1,487	43,748
Highwoods Properties	1,625	77,691
Host Hotels & Resorts	14,310	238,977
Kilroy Realty	975	60,323
Kimco Realty	2,975	85,621
Kite Realty Group Trust	5,772	159,942
LaSalle Hotel Properties	5,155	130,473
Lexington Realty Trust	3,425	29,455
Liberty Property Trust	825	27,605
LTC Properties	250	11,310
Macerich	875	69,335
Mack-Cali Realty	1,714	40,279
National Retail Properties	5,060	233,772
Pebblebrook Hotel Trust	5,025	146,077
Post Properties	1,025	61,233
Prologis	4,000	176,720
PS Business Parks	475	47,742
Public Storage	800	220,664
Ramco-Gershenson Properties Trust	10,675	192,470
Regency Centers	1,225	91,691
RLJ Lodging Trust	1,725	39,468
Sabra Health Care REIT	875	17,579
Simon Property Group	2,375	493,264
SL Green Realty	1,100	106,568
Sovran Self Storage	1,430	168,669
Spirit Realty Capital	4,350	48,938
Tanger Factory Outlet Centers	1,725	62,773
Taubman Centers	450	32,054
UDR	2,550	98,252
Urban Edge Properties	775	20,026
Ventas	2,375	149,530
VEREIT	2,950	26,167
Vornado Realty Trust	1,625	153,449
Welltower	850	58,939

		8,204,825

Road & Rail–0.21%
JB Hunt Transport Services	1,525	128,466
†Swift Transportation	3,580	66,695
Union Pacific	2,985	237,457

		432,618

Semiconductors & Semiconductor Equipment–1.89%
Analog Devices	1,450	85,825

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Applied Micro Circuits	18,020	$116,409
Broadcom	1,240	191,580
Intel	30,271	979,267
Maxim Integrated Products	6,525	239,989
†MaxLinear Class A	5,260	97,310
†Microsemi	3,250	124,507
QUALCOMM	30,542	1,561,918
†Semtech	7,540	165,805
†Silicon Laboratories	1,520	68,339
†Synaptics	2,360	188,186

		3,819,135

Software–2.54%
†Adobe Systems	2,250	211,050
@CA	25,571	787,331
†Callidus Software	6,600	110,088
†Electronic Arts	15,016	992,708
†Guidewire Software	2,980	162,350
Intuit	5,080	528,371
Microsoft	27,623	1,525,618
†Proofpoint	2,610	140,366
†Qlik Technologies	3,120	90,230
†salesforce.com	3,385	249,915
SS&C Technologies Holdings	1,725	109,399
†Tyler Technologies	1,810	232,784

		5,140,210

Specialty Retail–0.94%
†Boot Barn Holdings	4,373	41,106
†Express	7,710	165,071
L Brands	8,019	704,148
Lowe’s	9,900	749,925
Tractor Supply	2,715	245,599

		1,905,849

Technology Hardware, Storage & Peripherals–0.48%
Apple	6,540	712,795
EMC	9,470	252,375

		965,170

Textiles, Apparel & Luxury Goods–0.16%
†G-III Apparel Group	2,900	141,781
†Steven Madden	4,690	173,718

		315,499

Thrifts & Mortgage Finance–0.04%
WSFS Financial	2,420	78,698

		78,698

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.08%
Applied Industrial Technologies	3,630	$157,542

		157,542

Total U.S. Markets (Cost $58,784,695)		87,314,410

§DEVELOPED MARKETS–15.12%
Aerospace & Defense–0.26%
Meggitt	88,471	516,652

		516,652

Air Freight & Logistics–0.39%
Deutsche Post	28,252	785,053

		785,053

Auto Components–0.32%
Sumitomo Rubber Industries	41,700	644,332

		644,332

Automobiles–0.74%
Bayerische Motoren Werke	6,279	576,591
Toyota Motor	17,500	925,496

		1,502,087

Banks–1.66%
BNP Paribas	677	34,073
ING Groep CVA	49,413	597,694
Mitsubishi UFJ Financial Group	188,400	872,989
Nordea Bank	91,188	876,133
Standard Chartered	78,750	534,476
UniCredit	119,296	430,318

		3,345,683

Beverages–0.61%
Carlsberg Class B	8,149	776,510
Coca-Cola Amatil	65,573	444,342

		1,220,852

Construction & Engineering–0.51%
Vinci	13,802	1,028,226

		1,028,226

Containers & Packaging–0.40%
Rexam	89,684	816,647

		816,647

Diversified Telecommunication Services–0.58%
Nippon Telegraph & Telephone	27,328	1,177,184

		1,177,184

Energy Equipment & Services–0.02%
†Subsea 7	5,904	44,701

		44,701

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.25%
†Tesco	185,405	$510,740

		510,740

Food Products–0.28%
†Aryzta	13,497	559,082

		559,082

Household Durables–0.33%
Techtronic Industries	168,500	665,759

		665,759

Industrial Conglomerates–0.38%
Koninklijke Philips	27,077	771,351

		771,351

Insurance–0.39%
AXA	33,006	777,065

		777,065

IT Services–0.66%
†CGI Group Class A	25,632	1,225,007
†InterXion Holding	3,250	112,385

		1,337,392

Life Sciences Tools & Services–0.08%
†ICON	2,040	153,204

		153,204

Media–0.14%
Publicis Groupe	4,117	289,095

		289,095

Metals & Mining–0.33%
Alamos Gold	28,493	150,939
†Anglo American ADR	10,185	39,620
Rio Tinto	13,021	365,706
Yamana Gold	37,239	112,971

		669,236

Multi-Utilities–0.19%
National Grid	27,180	385,376

		385,376

Oil, Gas & Consumable Fuels–0.45%
Suncor Energy	16,900	470,663
TOTAL	9,755	444,675

		915,338

Pharmaceuticals–2.58%
Novartis	12,128	879,124
Novo Nordisk ADR	15,042	815,126
Sanofi	12,649	1,019,909
STADA Arzneimittel	17,795	706,384

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries ADR	33,600	$1,797,936

		5,218,479

Professional Services–0.53%
Teleperformance	12,267	1,078,443

		1,078,443

Road & Rail–0.41%
East Japan Railway	9,572	826,095

		826,095

Software–0.27%
Playtech	43,233	538,039

		538,039

Specialty Retail–0.36%
Nitori Holdings	8,018	734,511

		734,511

Textiles, Apparel & Luxury Goods–0.66%
Kering	2,396	428,319
Yue Yuen Industrial Holdings	261,000	896,653

		1,324,972

Tobacco–0.49%
Japan Tobacco	23,500	979,297

		979,297

Trading Companies & Distributors–0.56%
ITOCHU	70,760	871,415
Rexel	18,772	268,183

		1,139,598

Wireless Telecommunication Services–0.29%
Tele2 Class B	63,999	593,616

		593,616

Total Developed Markets (Cost $24,586,484)		30,548,105

×EMERGING MARKETS–9.35%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	2,720	20,482

		20,482

Automobiles–0.16%
Hyundai Motor	807	107,614
Mahindra & Mahindra	11,864	216,901

		324,515

Banks–1.18%
Akbank	84,642	240,907
Banco Santander Brasil ADR	32,204	149,749
Bangkok Bank	39,193	200,533
China Construction Bank	323,239	206,260

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Grupo Financiero Banorte Class O	22,000	$124,675
ICICI Bank ADR	32,800	234,848
Industrial & Commercial Bank of China	411,238	230,075
Itau Unibanco Holding ADR	24,719	212,336
†KB Financial Group ADR	9,703	267,706
†Powszechna Kasa Oszczednosci Bank Polski	10,191	75,930
@=Sberbank of Russia	125,805	205,790
Shinhan Financial Group	6,872	243,368

		2,392,177

Beverages–0.50%
Anadolu Efes Biracilik Ve Malt Sanayii	24,004	182,641
Cia Cervecerias Unidas ADR	5,800	130,210
Fomento Economico Mexicano ADR	2,865	275,928
Lotte Chilsung Beverage	208	330,843
Tsingtao Brewery	24,072	91,387

		1,011,009

Building Products–0.17%
KCC	951	345,939

		345,939

Chemicals–0.15%
Braskem ADR	14,768	190,655
Sociedad Quimica y Minera de Chile ADR	5,100	104,805

		295,460

Construction Materials–0.36%
†Cemex ADR	24,485	178,251
†Cemex Latam Holdings	12,715	53,394
Siam Cement NVDR	7,259	96,154
Siam Cement-Foreign	9,104	121,111
UltraTech Cement	5,705	278,153

		727,063

Diversified Financial Services–0.13%
Reliance Capital	16,297	90,649
Remgro	10,009	169,608

		260,257

Diversified Telecommunication Services–0.21%
†KT ADR	11,066	148,506
Telefonica Brasil ADR	21,395	267,224

		415,730

Electronic Equipment, Instruments & Components–0.30%
Hon Hai Precision Industry	123,905	326,470
†LG Display ADR	16,391	187,349
Samsung SDI	1,155	99,987

		613,806

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao ADR	5,000	$69,550
Wal-Mart de Mexico Class V	76,877	181,990

		251,540

Food Products–0.52%
BRF ADR	11,599	164,938
China Mengniu Dairy	106,000	168,619
@Lotte Confectionery	140	314,376
Tingyi Cayman Islands Holding	91,541	102,311
@Uni-President China Holdings	375,600	299,711

		1,049,955

Hotels, Restaurants & Leisure–0.03%
†@Arcos Dorados Holdings	18,000	67,500

		67,500

Insurance–0.15%
Samsung Life Insurance	2,945	302,586

		302,586

Internet & Catalog Retail–0.03%
†Qunar Cayman Islands ADR	1,700	67,490

		67,490

Internet Software & Services–0.76%
†Baidu ADR	4,800	916,224
†SINA	5,296	250,872
†@Sohu.com	7,400	366,596

		1,533,692

IT Services–0.07%
†@WNS Holdings ADR	4,280	131,139

		131,139

Media–0.23%
Grupo Televisa ADR	17,014	467,204

		467,204

Metals & Mining–0.12%
†Anglo American Platinum	3,379	82,824
@Gerdau	16,700	22,015
Gerdau ADR	13,000	23,140
†Impala Platinum Holdings	7,060	22,475
Vale ADR	20,352	85,682

		236,136

Multiline Retail–0.08%
Woolworths Holdings	26,000	157,915

		157,915

Oil, Gas & Consumable Fuels–1.41%
Cairn India	34,188	79,427
China Petroleum & Chemical	198,850	130,476
CNOOC ADR	1,077	126,074

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Gazprom ADR	46,933	$202,422
Lukoil ADR	5,608	216,749
PetroChina ADR	1,836	121,727
†Petroleo Brasileiro ADR	41,269	241,011
Polski Koncern Naftowy Orlen	9,268	183,562
PTT-Foreign	21,278	169,353
#Reliance Industries GDR 144A	29,739	911,500
Rosneft GDR	31,246	141,919
Sasol ADR	4,953	146,312
Tambang Batubara Bukit Asam Persero	122,800	58,112
YPF ADR	6,100	109,068

		2,837,712

Paper & Forest Products–0.05%
Nine Dragons Paper Holdings	144,500	109,343

		109,343

Personal Products–0.13%
†Hypermarcas	34,200	266,512

		266,512

Real Estate Management & Development–0.06%
#@=Etalon Group GDR 144A	10,500	19,320
UEM Sunrise	356,068	104,041

		123,361

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	5,770	5,344

		5,344

Semiconductors & Semiconductor Equipment–0.54%
MediaTek	20,000	153,492
Taiwan Semiconductor Manufacturing	90,944	457,772
Taiwan Semiconductor Manufacturing ADR	12,100	317,020
United Microelectronics	398,000	164,473

		1,092,757

Technology Hardware, Storage & Peripherals–0.61%
Samsung Electronics	1,076	1,234,446

		1,234,446

Transportation Infrastructure–0.02%
Santos Brasil Participacoes	8,875	32,482

		32,482

Wireless Telecommunication Services–1.25%
America Movil ADR	10,058	156,201
China Mobile	41,848	466,365
China Mobile ADR	5,393	299,042
MegaFon GDR	9,871	108,581
Mobile TeleSystems ADR	9,000	72,810

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
SK Telecom ADR	39,200	$790,664
Tim Participacoes ADR	26,000	287,560
Turkcell Iletisim Hizmetleri ADR	12,710	133,582
Vodacom Group	19,020	206,809

		2,521,614

Total Emerging Markets (Cost $20,948,670)		18,895,166

Total Common Stock (Cost $104,319,849)		136,757,681

CONVERTIBLE PREFERRED STOCK–0.04%
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	130	13,936
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	150	7,385
@Halcon Resources 5.75%, exercise price $30.78, expiration date 12/31/49	11	379
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	14	19,040
Maiden Holdings 7.25%, exercise price $15.17, expiration date 9/15/16	220	10,688
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	120	7,944
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	13	15,665

Total Convertible Preferred Stock (Cost $82,922)		75,037

EXCHANGE-TRADED FUNDS–8.94%
iShares MSCI EAFE Growth Index ETF	140,565	9,250,583
iShares MSCI EAFE Index ETF	68,585	3,918,261
Vanguard FTSE Developed Markets ETF	136,560	4,897,042

Total Exchange-Traded Funds (Cost $14,142,233)		18,065,886

PREFERRED STOCK–0.13%
•General Electric 5.00%	123,000	126,844
•@Integrys Energy Group 6.00%	1,700	44,891
#•PNC Preferred Funding Trust II 1.856%	100,000	84,250

Total Preferred Stock (Cost $247,759)		255,985

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.44%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	43	$51
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	750	850
Series 2003-26 AT 5.00% 11/25/32	6,969	7,049
Series 2005-70 PA 5.50% 8/25/35	3,950	4,490
•*Series 2008-15 SB 6.167% 8/25/36	26,922	5,654
•*Series 2010-129 SM 5.567% 11/25/40	59,004	9,741
Series 2010-41 PN 4.50% 4/25/40	65,000	71,295
Series 2010-43 HJ 5.50% 5/25/40	6,536	7,416
•*Series 2011-15 SA 6.627% 3/25/41	59,756	12,855
•*Series 2012-122 SD 5.667% 11/25/42	154,100	35,559
*Series 2012-98 MI 3.00% 8/25/31	89,331	9,077
*Series 2013-26 ID 3.00% 4/25/33	75,366	9,878
*Series 2013-38 AI 3.00% 4/25/33	71,857	9,200
*Series 2013-43 IX 4.00% 5/25/43	220,727	51,479
*Series 2013-44 DI 3.00% 5/25/33	183,194	23,858
*Series 2013-55 AI 3.00% 6/25/33	96,672	12,639
Series 2014-36 ZE 3.00% 6/25/44	36,976	34,737
•*Series 2014-68 BS 5.717% 11/25/44	83,763	16,251
•*Series 2014-90 SA 5.717% 1/25/45	227,438	50,107
•*Series 2015-27 SA 6.017% 5/25/45	90,993	20,101
Series 2015-44 Z 3.00% 9/25/43	65,454	64,170
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	5,622	6,346
Series 4065 DE 3.00% 6/15/32	10,000	10,486
*Series 4109 AI 3.00% 7/15/31	65,084	6,718
*Series 4120 IK 3.00% 10/15/32	121,843	15,241
*Series 4146 IA 3.50% 12/15/32	70,657	10,694
•*Series 4159 KS 5.714% 1/15/43	73,389	17,865
*Series 4181 DI 2.50% 3/15/33	76,059	8,699

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4185 LI 3.00% 3/15/33	75,040	$9,998
*Series 4191 CI 3.00% 4/15/33	77,054	9,490
Series 4435 DY 3.00% 2/15/35	54,000	55,129
Freddie Mac Strips
•*Series 267 S5 5.564% 8/15/42	85,857	18,455
•*Series 299 S1 5.564% 1/15/43	79,388	17,674
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	175,476
Series 2015-133 AL 3.00% 5/20/45	71,000	70,270

Total Agency Collateralized Mortgage Obligations (Cost $903,617)		888,998

AGENCY MORTGAGE-BACKED SECURITIES–6.26%
Fannie Mae ARM
•2.411% 5/1/43	25,783	26,456
•2.553% 6/1/43	8,721	8,964
•2.576% 8/1/35	1,915	2,016
•2.913% 7/1/45	12,758	13,182
•3.204% 4/1/44	27,791	29,031
•3.241% 3/1/44	34,977	36,611
•3.276% 9/1/43	23,165	24,246
Fannie Mae S.F. 15 yr
2.50% 10/1/27	3,725	3,842
2.50% 12/1/27	15,094	15,569
2.50% 4/1/28	6,210	6,428
2.50% 9/1/28	14,052	14,569
3.00% 9/1/30	36,368	38,075
3.00% 2/1/31	15,849	16,596
3.00% 3/1/31	26,000	27,232
3.50% 7/1/26	16,677	17,616
4.00% 5/1/25	10,703	11,411
4.00% 7/1/25	25,500	27,257
4.00% 11/1/25	77,768	83,024
4.00% 12/1/26	17,694	18,915
4.00% 1/1/27	117,512	125,417
4.00% 5/1/27	40,524	43,370
4.00% 8/1/27	21,717	23,207
4.50% 4/1/18	1,171	1,211
4.50% 5/1/20	451	470
4.50% 8/1/20	408	426
4.50% 10/1/20	571	598
4.50% 9/1/24	1,012	1,079
4.50% 12/1/24	1,318	1,419
4.50% 4/1/25	8,944	9,649
5.00% 12/1/20	1,813	1,938
5.00% 6/1/23	3,610	3,850
Fannie Mae S.F. 20 yr
3.00% 2/1/33	2,973	3,098

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.00% 8/1/33	11,853	$12,375
3.00% 1/1/36	95,927	99,381
3.50% 4/1/33	3,422	3,619
3.50% 9/1/33	17,019	18,135
4.00% 1/1/31	4,991	5,375
4.00% 2/1/31	15,187	16,361
Fannie Mae S.F. 30 yr
3.00% 7/1/42	22,492	23,121
3.00% 10/1/42	13,197	13,588
3.00% 12/1/42	56,937	58,535
3.00% 1/1/43	131,335	135,020
3.00% 2/1/43	12,092	12,431
3.00% 5/1/43	79,093	81,308
4.00% 8/1/43	9,920	10,673
4.50% 7/1/36	7,524	8,211
4.50% 4/1/39	31,580	34,366
4.50% 6/1/39	16,442	17,933
4.50% 9/1/39	8,084	8,815
4.50% 11/1/39	24,481	27,003
4.50% 11/1/40	16,852	18,389
4.50% 2/1/41	95,395	104,134
4.50% 3/1/41	21,735	23,723
4.50% 4/1/41	45,770	49,949
4.50% 7/1/41	12,685	13,843
4.50% 10/1/41	30,318	33,105
4.50% 12/1/41	64,294	70,134
4.50% 1/1/42	449,711	490,729
4.50% 9/1/42	264,082	288,400
4.50% 1/1/43	41,091	44,805
4.50% 9/1/43	33,799	36,866
4.50% 6/1/44	171,801	187,516
4.50% 10/1/44	126,096	137,711
4.50% 1/1/45	98,450	107,116
4.50% 2/1/45	278,466	303,950
5.00% 2/1/35	27,537	30,601
5.00% 4/1/35	6,261	6,943
5.00% 10/1/35	18,522	20,527
5.00% 11/1/35	9,160	10,149
5.00% 4/1/37	5,419	6,007
5.00% 8/1/37	13,354	14,804
5.50% 12/1/32	1,017	1,151
5.50% 2/1/33	13,534	15,297
5.50% 11/1/34	5,690	6,441
5.50% 12/1/34	29,722	33,653
5.50% 3/1/35	2,985	3,375
5.50% 5/1/35	9,079	10,282
5.50% 6/1/35	3,839	4,344
5.50% 1/1/36	22,200	25,140
5.50% 4/1/36	13,445	15,159
5.50% 5/1/36	2,507	2,831
5.50% 7/1/36	25,542	28,923
5.50% 9/1/36	53,255	60,277

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 11/1/36	4,184	$4,703
5.50% 1/1/37	17,361	19,459
5.50% 4/1/37	60,015	67,736
5.50% 8/1/37	5,797	6,549
5.50% 9/1/37	21,016	23,630
5.50% 1/1/38	537	604
5.50% 2/1/38	11,169	12,595
5.50% 3/1/38	9,720	11,017
5.50% 6/1/38	41,858	47,036
5.50% 7/1/38	7,412	8,341
5.50% 9/1/38	39,619	44,800
5.50% 12/1/38	21,450	24,246
5.50% 1/1/39	27,202	30,774
5.50% 2/1/39	61,777	69,788
5.50% 10/1/39	46,114	51,859
5.50% 3/1/40	72,677	82,319
5.50% 7/1/40	34,437	38,884
5.50% 3/1/41	112,559	127,376
5.50% 9/1/41	282,605	318,365
6.00% 5/1/36	18,631	21,234
6.00% 6/1/36	1,900	2,171
6.00% 7/1/36	2,941	3,352
6.00% 12/1/36	1,967	2,251
6.00% 2/1/37	6,305	7,195
6.00% 5/1/37	14,608	16,648
6.00% 6/1/37	1,101	1,269
6.00% 7/1/37	996	1,135
6.00% 8/1/37	8,176	9,316
6.00% 9/1/37	2,022	2,310
6.00% 11/1/37	322	368
6.00% 5/1/38	33,444	38,159
6.00% 9/1/38	71,403	81,762
6.00% 10/1/38	2,680	3,056
6.00% 11/1/38	4,845	5,572
6.00% 1/1/39	9,273	10,567
6.00% 9/1/39	79,923	91,185
6.00% 10/1/39	72,721	83,856
6.00% 3/1/40	8,647	9,871
6.00% 7/1/40	31,105	35,484
6.00% 9/1/40	7,655	8,722
6.00% 11/1/40	3,020	3,485
6.00% 5/1/41	75,384	86,091
6.00% 6/1/41	32,878	37,559
6.00% 7/1/41	137,261	156,615
6.50% 3/1/40	56,688	66,092
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	3,595,000	3,680,100
3.00% 6/1/46	1,653,000	1,688,625
4.50% 4/1/46	828,000	900,967
4.50% 6/1/46	104,000	112,901
Freddie Mac ARM
•2.523% 1/1/44	64,004	65,743

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.592% 12/1/33	10,743	$11,329
•2.727% 6/1/37	4,547	4,827
•2.781% 10/1/45	18,900	19,505
•2.83% 9/1/45	96,449	99,647
•2.944% 10/1/45	25,356	26,236
•2.955% 11/1/44	9,288	9,641
•3.107% 3/1/46	37,000	38,391
Freddie Mac S.F. 15 yr
4.00% 5/1/25	2,895	3,091
4.50% 5/1/20	3,459	3,601
4.50% 9/1/26	12,472	13,382
5.50% 5/1/20	95,193	100,812
Freddie Mac S.F. 20 yr
3.00% 6/1/34	13,979	14,519
3.50% 1/1/34	25,583	26,981
3.50% 9/1/35	24,102	25,395
4.00% 8/1/35	5,824	6,279
4.00% 10/1/35	27,147	29,217
Freddie Mac S.F. 30 yr
3.00% 10/1/42	25,431	26,120
3.00% 11/1/42	22,539	23,241
4.50% 4/1/39	4,257	4,694
4.50% 6/1/39	3,223	3,504
4.50% 10/1/39	8,838	9,616
4.50% 4/1/41	62,592	68,257
5.50% 3/1/34	2,248	2,525
5.50% 12/1/34	1,980	2,233
5.50% 6/1/36	1,341	1,508
5.50% 11/1/36	1,660	1,853
5.50% 12/1/36	596	667
5.50% 9/1/37	2,625	2,935
5.50% 4/1/38	9,320	10,433
5.50% 6/1/38	977	1,094
5.50% 7/1/38	9,322	10,417
5.50% 6/1/39	9,724	10,885
5.50% 3/1/40	7,991	8,940
5.50% 8/1/40	4,727	5,289
5.50% 1/1/41	4,367	4,877
5.50% 6/1/41	238,826	267,857
6.00% 2/1/36	4,503	5,167
6.00% 3/1/36	6,268	7,200
6.00% 1/1/38	2,630	2,989
6.00% 6/1/38	7,421	8,442
6.00% 8/1/38	10,114	11,668
6.00% 5/1/40	15,067	17,206
6.00% 7/1/40	15,258	17,386
6.50% 4/1/39	10,472	11,921
GNMA I S.F. 30 yr 5.00% 6/15/40	4,332	4,810

Total Agency Mortgage-Backed Securities (Cost $12,483,135)		12,639,625

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.56%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.808% 2/10/51	40,000	$41,523
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	25,919
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	709	709
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.705% 12/10/49	25,000	25,254
Series 2014-GC25 A4 3.635% 10/10/47	45,000	47,545
Series 2015-GC27 A5 3.137% 2/10/48	50,000	50,929
Series 2016-P3 A4 3.329% 4/15/49	35,000	36,236
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	40,651
Series 2014-CR16 A4 4.051% 4/10/47	60,000	65,721
Series 2014-CR19 A5 3.796% 8/10/47	50,000	54,030
Series 2014-CR20 A4 3.59% 11/10/47	20,000	21,294
Series 2014-CR20 AM 3.938% 11/10/47	85,000	90,305
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	102,968
Series 2015-CR23 A4 3.497% 5/10/48	20,000	21,059
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,376
DBJPM Series 2016-C1 A4 3.276% 5/10/49	20,000	20,600
#•DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.699% 11/10/46	100,000	109,403
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.167% 2/25/47	20,000	21,923
#•Series 2011-K15 B 144A 4.949% 8/25/44	10,000	10,874
#•Series 2012-K18 B 144A 4.255% 1/25/45	20,000	21,103
#•Series 2012-K22 B 144A 3.686% 8/25/45	35,000	35,048
#•Series 2012-K22 C 144A 3.686% 8/25/45	30,000	28,642

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K23 C 144A 3.656% 10/25/45	15,000	$14,198
#•Series 2012-K707 B 144A 3.883% 1/25/47	15,000	15,366
#•Series 2012-K708 B 144A 3.751% 2/25/45	45,000	46,310
#•Series 2012-K708 C 144A 3.751% 2/25/45	10,000	9,947
#•Series 2013-K26 C 144A 3.599% 12/25/45	15,000	13,844
#•Series 2013-K30 C 144A 3.557% 6/25/45	30,000	27,175
#•Series 2013-K31 C 144A 3.628% 7/25/46	55,000	51,155
#•Series 2013-K33 B 144A 3.503% 8/25/46	30,000	30,111
#•Series 2013-K33 C 144A 3.503% 8/25/46	10,000	8,761
#•Series 2013-K35 C 144A 3.942% 8/25/23	10,000	8,992
#•Series 2013-K712 B 144A 3.369% 5/25/45	70,000	70,309
#•Series 2013-K713 B 144A 3.165% 4/25/46	50,000	49,836
#•Series 2013-K713 C 144A 3.165% 4/25/46	55,000	54,224
#•Series 2014-K716 C 144A 3.953% 8/25/47	20,000	20,237
#•Series 2015-K47 B 144A 3.60% 6/25/48	10,000	8,600
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	700,000	736,843
GS Mortgage Securities Trust
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	109,275
Series 2014-GC24 A5 3.931% 9/10/47	55,000	59,525
Series 2015-GC32 A4 3.764% 7/10/48	30,000	32,128
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,130
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	100,241
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	19,932	19,820

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
•Series 2014-C22 B 4.561% 9/15/47	15,000	$15,597
Series 2015-C33 A4 3.77% 12/15/48	60,000	64,310
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.499% 8/12/37	15,000	16,245
•Series 2005-LDP5 D 5.529% 12/15/44	25,000	24,943
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	89,753
Series 2013-LC11 B 3.499% 4/15/46	35,000	35,531
Series 2015-JP1 A5 3.914% 1/15/49	30,000	32,465
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,067	2,073
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	34,296
Series 2006-C6 AM 5.413% 9/15/39	45,000	45,530
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	80,000	85,540
Series 2015-C26 A5 3.531% 10/15/48	45,000	47,350
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	100,000	96,501
•Series 2006-TOP23 A4 5.891% 8/12/41	9,941	9,960
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	25,000	25,813
Series 2015-NXS3 A4 3.617% 9/15/57	30,000	31,854

Total Commercial Mortgage-Backed Securities (Cost $3,119,872)		3,141,900

CONVERTIBLE BONDS–0.21%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 4/27/18	33,000	31,267
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/14/20	20,000	19,163

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
BGC Partners 4.50% exercise price $9.84, maturity date 7/13/16	16,000	$16,420
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	22,000	23,017
#@Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/11/18	13,000	12,919
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	16,000	14,720
@Chart Industries 2.00% exercise price $69.03, maturity date 7/30/18	23,000	20,542
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	10,000	11,875
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 11/30/18	9,000	8,353
@fGeneral Cable 4.50% exercise price $32.77, maturity date 11/15/29	14,000	7,700
Gilead Sciences 1.625% exercise price $22.33, maturity date 4/29/16	3,000	12,345
HealthSouth 2.00% exercise price $38.08, maturity date 11/30/43	14,000	15,575
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/12/32	6,000	4,755
fHologic 2.00% exercise price $31.18, maturity date 2/27/42	13,000	16,835
Huron Consulting Group 1.25% exercise price $79.89, maturity date 9/27/19	20,000	19,537
#@inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22	20,000	18,575
Infinera 1.75% exercise price $12.58, maturity date 5/30/18	5,000	7,131
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	21,000	20,685
#Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/28/43	20,000	17,250
fMeritor 4.00% exercise price $26.73, maturity date 2/12/27	20,000	18,800

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Microchip Technology 1.625% exercise price $66.05, maturity date 2/13/25	7,000	$7,236
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/14/19	4,000	3,890
Novellus Systems 2.625% exercise price $34.23, maturity date 5/14/41	10,000	24,413
NXP Semiconductors 1.00% exercise price $102.84, maturity date 11/27/19	8,000	8,890
#PROS Holdings 144A 2.00% exercise price $33.79, maturity date 11/27/19	9,000	6,964
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/13/18	10,000	8,919
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/13/21	18,000	18,146
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/13/19	14,000	13,563
@Titan Machinery 3.75% exercise price $43.17, maturity date 4/30/19	3,000	2,363
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	11,000	12,217
•Vector Group 2.50% exercise price $15.98, maturity date 1/14/19	7,000	10,489

Total Convertible Bonds (Cost $436,894)		434,554

CORPORATE BONDS–7.07%
Aerospace & Defense–0.04%
Embraer Netherlands Finance 5.05% 6/15/25	15,000	13,256
Lockheed Martin
2.50% 11/23/20	15,000	15,380
3.55% 1/15/26	35,000	37,149
TransDigm 6.50% 7/15/24	25,000	24,930

		90,715

Air Freight & Logistics–0.06%
Aviation Capital Group
#144A 4.875% 10/1/25	20,000	19,825
#144A 6.75% 4/6/21	40,000	45,050
FedEx 4.75% 11/15/45	15,000	15,939

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
United Parcel Service 5.125% 4/1/19		45,000	$50,010

			130,824

Airlines–0.08%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		24,609	23,533
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		23,546	23,075
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		24,495	23,913
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		15,000	15,469
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		15,000	15,431
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		19,406	20,061
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		43,691	43,745

			165,227

Auto Components–0.06%
American Axle & Manufacturing 6.25% 3/15/21		35,000	36,269
Lear 5.25% 1/15/25		50,000	52,063
O’Reilly Automotive 3.55% 3/15/26		25,000	25,773

			114,105

Automobiles–0.07%
Daimler 2.75% 12/10/18	NOK	320,000	40,173
Ford Motor 7.45% 7/16/31		51,000	66,610
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	34,510

			141,293

Banks–0.76%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,652
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	18,000	15,895
Bank of America
2.625% 10/19/20		165,000	166,327
4.45% 3/3/26		105,000	108,386

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group 4.30% 12/3/25	40,000	$41,429
City National 5.25% 9/15/20	45,000	50,514
Fifth Third Bancorp 2.875% 7/27/20	20,000	20,329
Huntington Bancshares 3.15% 3/14/21	25,000	25,430
JPMorgan Chase
•1.251% 1/28/19	26,000	25,896
3.30% 4/1/26	95,000	95,891
4.25% 10/1/27	55,000	57,337
•6.75% 8/29/49	40,000	43,970
•National City Bank 1.006% 6/7/17	335,000	332,679
Santander UK Group Holdings
2.875% 10/16/20	105,000	104,677
3.125% 1/8/21	25,000	25,186
Toronto-Dominion Bank
2.125% 4/7/21	40,000	39,932
2.50% 12/14/20	50,000	50,939
•@USB Capital IX 3.50% 10/29/49	275,000	203,844
Wells Fargo
2.50% 3/4/21	50,000	50,667
2.55% 12/7/20	35,000	35,665
Zions Bancorp 4.50% 6/13/23	20,000	20,495

		1,535,140

Beverages–0.18%
Anheuser-Busch InBev Finance 3.65% 2/1/26	270,000	284,264
PepsiCo
2.85% 2/24/26	60,000	61,637
4.45% 4/14/46	15,000	16,767

		362,668

Biotechnology–0.01%
Celgene 4.625% 5/15/44	10,000	10,228

		10,228

Building Products–0.04%
Fortune Brands Home & Security 3.00% 6/15/20	25,000	25,330
Masco 3.50% 4/1/21	60,000	60,750

		86,080

Capital Markets–0.24%
Affiliated Managers Group 3.50% 8/1/25	40,000	39,364
Bank of New York Mellon
2.15% 2/24/20	10,000	10,077
2.50% 4/15/21	95,000	96,944
Jefferies Group
6.45% 6/8/27	25,000	26,402

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group (continued)
6.50% 1/20/43		15,000	$13,403
Lazard Group 6.85% 6/15/17		28,000	29,515
Morgan Stanley
3.875% 1/27/26		130,000	135,894
3.95% 4/23/27		5,000	5,016
5.00% 9/30/21	AUD	14,000	11,336
State Street
2.55% 8/18/20		45,000	46,374
3.10% 5/15/23		25,000	25,266
3.55% 8/18/25		45,000	47,938

			487,529

Chemicals–0.22%
CF Industries 6.875% 5/1/18		80,000	87,085
Dow Chemical 8.55% 5/15/19		223,000	265,446
Methanex 4.25% 12/1/24		30,000	25,095
PolyOne 5.25% 3/15/23		25,000	25,000
PPG Industries 2.30% 11/15/19		35,000	35,525
#WR Grace 144A 5.125% 10/1/21		10,000	10,425

			448,576

Commercial Services & Supplies–0.06%
#Penske Truck Leasing 144A 3.30% 4/1/21		40,000	39,903
#Prestige Brands 144A 5.375% 12/15/21		25,000	25,437
Total System Services
3.80% 4/1/21		10,000	10,296
4.80% 4/1/26		50,000	51,692

			127,328

Communications Equipment–0.03%
Cisco Systems 2.20% 2/28/21		65,000	66,339

			66,339

Construction & Engineering–0.03%
AECOM 5.875% 10/15/24		59,000	61,065

			61,065

Consumer Finance–0.13%
General Motors Financial
3.45% 4/10/22		80,000	78,655
4.375% 9/25/21		5,000	5,174
5.25% 3/1/26		35,000	36,677
Hyundai Capital America
#144A 2.55% 2/6/19		50,000	50,355
#144A 3.00% 3/18/21		20,000	20,260
SunTrust Banks 2.35% 11/1/18		60,000	60,452
Toyota Motor Credit 2.80% 7/13/22		20,000	20,733

			272,306

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–0.02%
Ball 5.25% 7/1/25		30,000	$31,613
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		10,000	10,437

			42,050

Diversified Financial Services–0.29%
Berkshire Hathaway
2.75% 3/15/23		25,000	25,520
3.125% 3/15/26		40,000	41,065
General Electric Capital
2.10% 12/11/19		70,000	71,700
4.25% 1/17/18	NZD	50,000	35,200
5.55% 5/4/20		30,000	34,608
6.00% 8/7/19		56,000	64,591
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	117,207
•4.75% 4/30/43		60,000	57,939
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,296
•Voya Financial 5.65% 5/15/53		35,000	32,725

			580,851

Diversified Telecommunication Services–0.31%
AT&T
3.60% 2/17/23		180,000	187,276
4.125% 2/17/26		55,000	58,200
Bell Canada 3.35% 3/22/23	CAD	19,000	15,391
CenturyLink
5.80% 3/15/22		45,000	43,463
6.75% 12/1/23		45,000	43,931
#Frontier Communications 144A 8.875% 9/15/20		40,000	41,700
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	39,736
#144A 2.898% 10/15/19		25,000	25,118
Telefonica Emisiones 6.421% 6/20/16		75,000	75,808
Verizon Communications 4.862% 8/21/46		85,000	89,998

			620,621

Electric Utilities–0.92%
Alabama Power 4.30% 1/2/46		50,000	53,397
Appalachian Power
3.40% 6/1/25		100,000	102,507
4.45% 6/1/45		25,000	25,882
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	117,572
Black Hills 3.95% 1/15/26		15,000	15,760
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,774

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
@ComEd Financing III 6.35% 3/15/33	60,000	$64,946
Commonwealth Edison 4.35% 11/15/45	40,000	43,865
Consumers Energy 4.10% 11/15/45	15,000	15,879
Dominion Resources 3.90% 10/1/25	30,000	30,914
Duke Energy
3.75% 4/15/24	50,000	52,363
4.80% 12/15/45	55,000	58,757
Duke Energy Carolinas 3.875% 3/15/46	30,000	30,631
Entergy 4.00% 7/15/22	115,000	122,115
Entergy Arkansas 3.50% 4/1/26	5,000	5,349
Entergy Louisiana 4.95% 1/15/45	20,000	20,488
#Exelon 144A 3.95% 6/15/25	40,000	41,534
Great Plains Energy 4.85% 6/1/21	25,000	27,242
Indiana Michigan Power
3.20% 3/15/23	15,000	15,189
4.55% 3/15/46	25,000	25,830
IPALCO Enterprises 5.00% 5/1/18	45,000	47,475
ITC Holdings 3.65% 6/15/24	25,000	25,069
Kansas City Power & Light 3.65% 8/15/25	65,000	67,238
LG&E & KU Energy 4.375% 10/1/21	115,000	124,754
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,752
MidAmerican Energy 4.25% 5/1/46	45,000	48,414
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	64,856
3.625% 6/15/23	25,000	25,748
NV Energy 6.25% 11/15/20	45,000	52,017
Pennsylvania Electric 5.20% 4/1/20	55,000	57,918
Southern 2.75% 6/15/20	140,000	142,081
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	45,000	46,578
Westar Energy 3.25% 12/1/25	25,000	26,243
Wisconsin Electric Power 4.30% 12/15/45	25,000	27,319
Xcel Energy 3.30% 6/1/25	185,000	190,074

		1,852,530

Food & Staples Retailing–0.08%
CVS Health
3.875% 7/20/25	25,000	27,030

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
CVS Health (continued)
#144A 5.00% 12/1/24	25,000	$28,711
Sysco 3.30% 7/15/26	95,000	96,564

		152,305

Food Products–0.05%
Campbell Soup 3.30% 3/19/25	55,000	56,910
#JBS USA Finance 144A 5.75% 6/15/25	50,000	44,000

		100,910

Gas Utilities–0.05%
AmeriGas Finance 7.00% 5/20/22	40,000	41,200
Dominion Gas Holdings 4.60% 12/15/44	60,000	59,163

		100,363

Health Care Equipment & Supplies–0.07%
Becton Dickinson 6.375% 8/1/19	75,000	85,532
#NuVasive 144A 2.25% 3/15/21	7,000	7,525
Stryker
2.625% 3/15/21	35,000	35,731
3.50% 3/15/26	15,000	15,577

		144,365

Health Care Providers & Services–0.14%
DaVita HealthCare Partners 5.00% 5/1/25	85,000	84,363
HCA 5.375% 2/1/25	75,000	75,914
HealthSouth
5.125% 3/15/23	10,000	10,013
5.75% 11/1/24	10,000	10,180
5.75% 9/15/25	5,000	5,077
Highmark
#@144A 4.75% 5/15/21	40,000	41,016
#@144A 6.125% 5/15/41	20,000	20,960
Tenet Healthcare 4.50% 4/1/21	35,000	35,350

		282,873

Hotels, Restaurants & Leisure–0.07%
Marriott International 3.375% 10/15/20	40,000	41,419
MGM Resorts International 6.00% 3/15/23	51,000	53,040
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	36,381
@4.50% 10/1/34	5,000	4,795

		135,635

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.00%
Newell Rubbermaid 3.85% 4/1/23	5,000	$5,193

		5,193

Independent Power & Renewable Electricity Producers–0.04%
#AES Gener 144A 5.25% 8/15/21	50,000	53,185
Calpine 5.375% 1/15/23	30,000	29,231

		82,416

Insurance–0.30%
American International Group 3.30% 3/1/21	35,000	35,823
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	57,929
MetLife
•5.25% 12/29/49	50,000	47,906
6.817% 8/15/18	85,000	94,823
Prudential Financial
•5.375% 5/15/45	35,000	34,694
•5.625% 6/15/43	20,000	20,395
•5.875% 9/15/42	55,000	57,544
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,550
#144A 4.125% 11/1/24	80,000	82,825
Trinity Acquisition
3.50% 9/15/21	10,000	10,186
4.40% 3/15/26	15,000	15,247
#USI 144A 7.75% 1/15/21	10,000	10,037
XLIT
4.45% 3/31/25	45,000	44,641
5.50% 3/31/45	40,000	38,514
•6.50% 12/29/49	30,000	20,850

		606,964

Internet Software & Services–0.12%
Baidu 2.75% 6/9/19	200,000	203,285
Zayo Group 6.00% 4/1/23	35,000	35,109

		238,394

IT Services–0.07%
First Data
#144A 5.00% 1/15/24	20,000	20,100
#144A 5.75% 1/15/24	110,000	110,401
#144A 7.00% 12/1/23	16,000	16,220

		146,721

Machinery–0.04%
Crane
2.75% 12/15/18	10,000	10,197
4.45% 12/15/23	60,000	62,871
Parker Hannifin 3.30% 11/21/24	5,000	5,266

		78,334

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media–0.56%
21st Century Fox America 4.95% 10/15/45	45,000	$48,301
CC Holdings GS V 3.849% 4/15/23	15,000	15,488
#CCO Holdings 144A 5.125% 5/1/23	50,000	51,000
#CCO Safari II 144A 4.908% 7/23/25	125,000	132,045
#CCOH Safari 144A 5.75% 2/15/26	25,000	25,937
Comcast 3.15% 3/1/26	210,000	218,917
CSC Holdings 5.25% 6/1/24	105,000	93,844
DISH DBS 5.00% 3/15/23	25,000	22,125
Gray Television 7.50% 10/1/20	30,000	31,800
Omnicom Group 3.60% 4/15/26	35,000	35,926
#SES 144A 3.60% 4/4/23	20,000	19,638
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	110,000	101,161
#Sky 144A 3.75% 9/16/24	200,000	206,774
Time Warner 4.85% 7/15/45	50,000	51,062
Time Warner Cable 5.50% 9/1/41	10,000	9,951
#Tribune Media 144A 5.875% 7/15/22	55,000	53,871
WPP Finance 2010 5.625% 11/15/43	10,000	10,377

		1,128,217

Metals & Mining–0.07%
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	96,750
#Lundin Mining 144A 7.50% 11/1/20	25,000	24,000
Southern Copper 5.875% 4/23/45	20,000	17,845

		138,595

Multi-Utilities–0.30%
Ameren Illinois 9.75% 11/15/18	263,000	315,994
American Water Capital
3.40% 3/1/25	10,000	10,546
4.30% 9/1/45	40,000	42,324
CMS Energy 6.25% 2/1/20	60,000	69,008
#DTE Energy 144A 3.30% 6/15/22	45,000	46,766
Louisville Gas & Electric 4.375% 10/1/45	25,000	27,335
Public Service Electric & Gas 3.80% 3/1/46	5,000	5,119
Puget Energy 6.00% 9/1/21	35,000	39,954
WEC Energy Group 3.55% 6/15/25	40,000	41,635

		598,681

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–0.38%
Energy Transfer Partners
4.75% 1/15/26	15,000	$13,657
9.70% 3/15/19	60,000	66,388
EnLink Midstream Partners 4.15% 6/1/25	15,000	11,660
Enterprise Products Operating
3.70% 2/15/26	15,000	14,743
•7.034% 1/15/68	10,000	10,165
Murphy Oil USA 6.00% 8/15/23	60,000	62,400
Noble Energy 5.05% 11/15/44	35,000	29,914
Occidental Petroleum
3.40% 4/15/26	30,000	30,324
4.40% 4/15/46	35,000	35,314
Petrobras Global Finance 4.875% 3/17/20	20,000	16,694
Petroleos Mexicanos
3.50% 7/23/20	20,000	19,650
#144A 6.375% 2/4/21	10,000	10,690
6.50% 6/2/41	25,000	23,663
#144A 6.875% 8/4/26	15,000	16,275
Plains All American Pipeline 8.75% 5/1/19	120,000	132,749
Regency Energy Partners 5.875% 3/1/22	40,000	38,907
Williams Partners 7.25% 2/1/17	95,000	97,379
#Woodside Finance 144A 8.75% 3/1/19	105,000	120,780
YPF
#144A 8.50% 3/23/21	5,000	5,019
#144A 8.75% 4/4/24	10,000	9,950

		766,321

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	125,000	161,416

		161,416

Pharmaceuticals–0.07%
AstraZeneca 3.375% 11/16/25	60,000	62,227
Johnson & Johnson 3.70% 3/1/46	20,000	21,056
#Mallinckrodt International Finance 144A 5.50% 4/15/25	55,000	48,813

		132,096

Real Estate Investment Trusts–0.39%
American Tower
2.80% 6/1/20	10,000	10,060
4.00% 6/1/25	65,000	67,181
4.40% 2/15/26	10,000	10,595
#American Tower Trust I 144A 3.07% 3/15/23	55,000	55,119
CBL & Associates
4.60% 10/15/24	40,000	36,475

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CBL & Associates (continued)
5.25% 12/1/23	10,000	$9,512
Corporate Office Properties
3.60% 5/15/23	40,000	37,633
5.25% 2/15/24	40,000	41,237
Crown Castle International
3.40% 2/15/21	25,000	25,400
4.45% 2/15/26	25,000	26,045
DDR
7.50% 4/1/17	10,000	10,537
7.875% 9/1/20	85,000	102,230
Education Realty Operating Partnership 4.60% 12/1/24	45,000	44,575
Equinix 5.375% 4/1/23	57,000	59,280
GEO Group
5.125% 4/1/23	30,000	29,325
5.875% 10/15/24	35,000	35,481
Hospitality Properties Trust 4.50% 3/15/25	45,000	43,352
Host Hotels & Resorts
3.75% 10/15/23	10,000	9,772
4.50% 2/1/26	40,000	40,524
Kimco Realty 3.40% 11/1/22	10,000	10,151
Simon Property Group
2.50% 7/15/21	15,000	15,338
3.30% 1/15/26	20,000	20,781
UDR 4.00% 10/1/25	15,000	15,611
WP Carey 4.60% 4/1/24	35,000	35,661

		791,875

Real Estate Management & Development–0.00%
#IRSA Propiedades Comerciales 144A 8.75% 3/23/23	10,000	10,040

		10,040

Road & Rail–0.07%
Burlington Northern Santa Fe 4.70% 9/1/45	70,000	78,154
CSX 3.35% 11/1/25	55,000	56,750

		134,904

Semiconductors & Semiconductor Equipment–0.01%
Micron Technology 5.50% 2/1/25	30,000	24,469

		24,469

Software–0.04%
CDK Global 4.50% 10/15/24	30,000	29,767
Oracle 3.25% 5/15/30	45,000	45,437

		75,204

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.13%
Home Depot
2.00% 4/1/21	40,000	$40,429
3.00% 4/1/26	65,000	68,322
QVC 5.45% 8/15/34	35,000	31,029
Signet UK Finance 4.70% 6/15/24	115,000	114,148

		253,928

Technology Hardware, Storage & Peripherals–0.08%
Apple 3.25% 2/23/26	155,000	162,031

		162,031

Textiles, Apparel & Luxury Goods–0.02%
#INVISTA Finance 144A 4.25% 10/15/19	50,000	48,250

		48,250

Tobacco–0.08%
Reynolds American
4.00% 6/12/22	45,000	48,969
4.45% 6/12/25	105,000	115,740

		164,709

Trading Companies & Distributors–0.03%
United Rentals North America 5.50% 7/15/25	56,000	55,918

		55,918

Wireless Telecommunication Services–0.18%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	225,193
Level 3 Financing 5.375% 5/1/25	25,000	25,406
Sprint Communications
#144A 7.00% 3/1/20	15,000	15,075
#144A 9.00% 11/15/18	55,000	57,888
T-Mobile USA 6.125% 1/15/22	45,000	46,688

		370,250

Total Corporate Bonds (Cost $13,982,123)		14,286,852

MUNICIPAL BONDS–0.22%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	29,270
Commonwealth of Massachusetts Series A 5.00% 3/1/46	35,000	40,804
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	47,065
New Jersey Turnpike Authority Series E 5.00% 1/1/45	40,000	45,909
New York City, New York Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	35,000	40,986

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	20,000	$25,490
Series A 5.00% 3/15/27	10,000	12,611
New York, New York
Series C 5.00% 8/1/26	20,000	25,245
Series C 5.00% 8/1/27	25,000	31,303
North Carolina State Series A 5.00% 6/1/27	55,000	71,267
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	15,000	17,639
Texas Water Development Board Series A 5.00% 10/15/45	40,000	47,388

Total Municipal Bonds (Cost $431,612)		434,977

NON-AGENCY ASSET-BACKED SECURITIES–1.14%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	67,862	70,511
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	99,976
Series 2014-4 A2 1.43% 6/17/19	70,000	69,977
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.676% 5/15/20	135,000	134,873
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	100,754
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,102
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,002
BA Credit Card Trust
•Series 2014-A2 A 0.706% 9/16/19	30,000	30,000
•Series 2014-A3 A 0.726% 1/15/20	35,000	35,010
•Series 2015-A1 A 0.766% 6/15/20	135,000	135,095
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,147
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.476% 7/15/20	100,000	99,603

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Chase Issuance Trust Series 2014-A5 A5 0.806% 4/15/21	100,000	$99,906
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	46,812	46,738
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.682% 11/23/18	105,000	105,000
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	100,236
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	29,979
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.882% 10/20/19	50,000	49,685
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,500	43,319
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,266
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 0.998% 7/16/18	30,000	30,002
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,313
•Nissan Auto Lease Trust Series 2015-B A2B 0.966% 12/15/17	30,000	30,024
#•PFS Financing Series 2015-AA A 144A 1.056% 4/15/20	100,000	98,721
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	100,000	99,967
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,922
Series 2015-2 A 1.60% 4/15/21	100,000	100,142
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	98,866

Total Non-Agency Asset-Backed Securities (Cost $2,315,904)		2,307,136

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.26%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	2,350	2,345
Series 2005-6 7A1 5.50% 7/25/20	1,958	1,913
•ChaseFlex Trust Series 2006-1 A4 4.709% 6/25/36	100,000	82,897

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		22,739	$22,609
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36		26,288	26,888
•Series 2007-A1 7A4 2.759% 7/25/35		13,803	12,102
•New Residential Mortgage Loan Trust Series 2015-2A A1 3.75% 8/25/55		92,901	95,939
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.673% 9/25/43		94,429	93,901
#•Series 2014-2 A4 144A 3.50% 7/25/44		59,688	60,968
#•Series 2015-1 B2 144A 3.892% 1/25/45		14,610	14,747
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		14,299	14,529
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55		93,526	93,433

Total Non-Agency Collateralized Mortgage Obligations (Cost $495,138)			522,271

ΔREGIONAL BONDS–0.06%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	66,700	57,096
Queensland Treasury #144A 3.25% 7/21/26	AUD	14,000	10,958

			68,054

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,863
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	52,890

			62,753

Total Regional Bonds (Cost $137,462)			130,807

«SENIOR SECURED LOANS–0.85%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		62,650	63,012
Aramark Tranche E 3.25% 9/7/19		57,050	57,036

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		45,000	$44,839
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		24,066	23,875
FCA US Tranche B 1st Lien 3.50% 5/24/17		5,694	5,702
First Data Tranche B 1st Lien 4.432% 3/24/21		225,450	225,168
Gardner Denver 1st Lien 4.25% 7/30/20		63,055	57,656
HCA Tranche B6 1st Lien 3.683% 3/18/23		88,500	88,934
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		202,800	203,075
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		62,411	62,203
Landry’s Tranche B 4.00% 4/24/18		35,319	35,297
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		75,000	75,305
MPH Acquisition Tranche B 3.75% 3/31/21		191,862	190,327
Numericable 4.50% 5/21/20		84,712	84,284
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		73,288	72,917
@Republic of Angola (Unsecured) 7.045% 12/16/23		92,000	76,820
@Sensus 2nd Lien 8.50% 5/9/18		80,000	79,700
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		45,000	45,036
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		183,272	181,682
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		53,223	52,535

Total Senior Secured Loans (Cost $1,736,941)			1,725,403

ΔSOVEREIGN BONDS–0.49%
Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	29,554

			29,554

Brazil–0.01%
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	108,000	25,449

			25,449

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	$9,036

			9,036

Hungary–0.01%
Hungary Government International Bond 5.375% 3/25/24		20,000	22,443

			22,443

Indonesia–0.11%
#Indonesia Government International Bond 144A 4.875% 5/5/21		200,000	215,711

			215,711

Mexico–0.11%
Mexican Bonos
5.75% 3/5/26	MXN	3,647,800	208,348
6.50% 6/9/22	MXN	191,000	11,601

			219,949

New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	17,443

			17,443

Norway–0.01%
#Norway Government Bond 144A 1.50% 2/19/26	NOK	120,000	14,909

			14,909

Peru–0.03%
Peruvian Government International Bond 4.125% 8/25/27		34,000	35,785
#144A 6.95% 8/12/31	PEN	55,000	16,180

			51,965

Poland–0.09%
Poland Government Bond
2.50% 7/25/26	PLN	413,000	107,574
3.25% 7/25/25	PLN	273,000	76,365

			183,939

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		18,000	18,273

			18,273

Republic of Korea–0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	77,548,638	67,981

			67,981

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–0.04%
United Kingdom Gilt
3.25% 1/22/44	GBP	20,000	$34,406
3.50% 1/22/45	GBP	21,100	38,071

			72,477

Uruguay–0.02%
Uruguay Government International Bond 4.375% 10/27/27		39,000	40,170

			40,170

Total Sovereign Bonds (Cost $969,069)			989,299

SUPRANATIONAL BANKS–0.16%
Asian Development Bank 0.50% 3/24/20	AUD	14,000	9,797
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	410,000,000	30,693
Inter-American Development Bank 6.00% 9/5/17	INR	3,300,000	49,426
International Bank for Reconstruction & Development
1.625% 3/9/21		60,000	60,435
3.50% 1/22/21	NZD	143,000	101,185
4.625% 10/6/21	NZD	13,000	9,691
International Finance
2.125% 4/7/26		55,000	55,495
3.625% 5/20/20	NZD	12,000	8,543

Total Supranational Banks (Cost $324,591)			325,265

U.S. TREASURY OBLIGATIONS–3.17%
U.S. Treasury Bonds
2.875% 8/15/45		405,000	426,025

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued) 3.00% 11/15/45	380,000	$410,251
•U.S. Treasury Floating Rate Note 0.403% 10/31/17	1,550,000	1,550,251
U.S. Treasury Notes
1.25% 3/31/21	1,915,000	1,917,281
1.375% 1/31/21	1,075,000	1,082,769
1.625% 2/15/26	15,000	14,783
2.25% 11/15/25	955,000	993,946

Total U.S. Treasury Obligations (Cost $6,314,702)		6,395,306

	Number of Shares

MONEY MARKET FUND–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	277,748	277,748

Total Money Market Fund (Cost $277,748)		277,748

	Principal Amount°

SHORT-TERM INVESTMENT–3.95%
≠Discounted Commercial Paper–3.95%
BNP Paribas New York Branch 0.25% 4/1/16	7,980,000	7,979,925

Total Short-Term Investment (Cost $7,980,000)		7,979,925

TOTAL VALUE OF SECURITIES–102.79% (Cost $170,701,571)	$207,634,655
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.79%)	(5,634,780)

NET ASSETS APPLICABLE TO 13,642,440 SHARES OUTSTANDING–100.00%	$201,999,875

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $6,778,040, which represents 3.36% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $108,324 cash and $53 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $4,615,364, which represents 2.28% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $225,110, which represents 0.11% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(138,687)	USD	99,710	4/7/16	$(6,566)
BAML	CAD	(156,389)	USD	116,012	4/7/16	(4,405)
BAML	EUR	85,362	USD	(93,013)	4/7/16	4,141
BAML	JPY	2,474,117	USD	(21,935)	4/7/16	54
BAML	NZD	(166,831)	USD	109,559	4/7/16	(5,712)
BAML	RUB	3,703,838	USD	(54,645)	4/7/16	377
BNP	AUD	15,240	USD	(10,852)	4/7/16	826
BNP	INR	1,831,669	USD	(27,412)	4/7/16	213
BNP	NOK	(194,929)	USD	21,319	4/7/16	(2,237)
BNYM	EUR	(40,852)	USD	46,474	4/1/16	(12)
BNYM	MXN	35,535	USD	(2,075)	4/1/16	(19)
DB	PLN	412,996	USD	(110,901)	4/4/16	(223)
HSBC	GBP	(32,798)	USD	45,513	4/7/16	(1,595)
JPMC	KRW	(73,705,250)	USD	59,472	4/7/16	(4,857)
JPMC	PLN	(82,145)	USD	20,537	4/7/16	(1,475)
TD	GBP	(27,533)	USD	39,760	4/7/16	216
TD	JPY	(2,453,198)	USD	21,755	4/7/16	(48)
TD	MXN	1,895,261	USD	(110,132)	4/1/16	(446)
TD	NZD	(82,599)	USD	56,642	4/7/16	(429)
UBS	INR	647,124	USD	(9,471)	4/7/16	288

						$(21,909)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	E-mini S&P 500 Index	$(1,012,863)	$(1,025,750)	6/20/16	$(12,888)
13	U.S. Treasury 10 yr Notes	1,676,140	1,695,078	6/22/16	18,938
5	U.S. Treasury Long Bonds	827,046	822,188	6/22/16	(4,858)

					$1,192

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased/Moody’s Rating:
ICE	GSC - CDX.NA.HY.25[2]		225,000	5.00%	12/20/20	$(3,865)	$(2,571)
ICE	GSC - CDX.NA.HY.25[2]		245,000	5.00%	12/20/20	(6,121)	(887)
	JPMC - iTraxx® Europe
ICE	Crossover Series 25[3]	EUR	155,000	5.00%	6/20/21	(14,357)	(1,741)
JPMC	CDX.EM.25[4]		239,000	1.00%	6/20/21	20,230	548

							$(4,651)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Received	Floating Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
CME - BCLY - 30 yr IRS	210,000	2.485%	0.629%	1/14/46	$15,834
CME - HSBC - 30 yr IRS	160,000	2.504%	0.629%	1/12/46	12,768
CME - JPMC - 10 yr IRS	350,000	2.049%	0.629%	1/12/26	12,944
CME - MSC - 30 yr IRS	195,000	2.524%	0.629%	1/12/46	16,479

					$58,025

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

3Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CME–Chicago Mercantile Exchange Inc.

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

IT–Information Technology

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

RUB–Russian Ruble

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Aggressive Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$170,701,571

Aggregate unrealized appreciation	$50,920,501
Aggregate unrealized depreciation	(13,987,417)

Net unrealized appreciation	$36,933,084

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$2,460,643	$—	$—	$2,460,643
Air Freight & Logistics	312,292	—	—	312,292
Auto Components	988,229	—	—	988,229
Automobiles	187,920	—	—	187,920
Banks	3,619,299	102,491	—	3,721,790
Beverages	374,564	—	—	374,564
Biotechnology	4,726,967	—	—	4,726,967
Building Products	328,919	—	—	328,919
Capital Markets	1,854,964	—	—	1,854,964
Chemicals	1,593,200	—	—	1,593,200
Commercial Services & Supplies	1,360,508	—	—	1,360,508
Communications Equipment	1,355,852	—	—	1,355,852
Construction & Engineering	289,834	—	—	289,834
Consumer Finance	210,702	—	—	210,702
Containers & Packaging	133,600	—	—	133,600
Diversified Financial Services	929,508	—	—	929,508
Diversified Telecommunication Services	2,287,734	—	—	2,287,734
Electric Utilities	951,486	—	—	951,486
Electrical Equipment	148,580	—	—	148,580
Electronic Equipment, Instruments & Components	106,356	—	—	106,356
Energy Equipment & Services	1,027,161	—	—	1,027,161
Food & Staples Retailing	2,535,522	—	—	2,535,522
Food Products	2,377,538	—	—	2,377,538
Gas Utilities	129,759	—	—	129,759
Health Care Equipment & Supplies	1,153,838	89,547	—	1,243,385
Health Care Providers & Services	3,151,507	—	—	3,151,507
Hotels, Restaurants & Leisure	803,791	—	—	803,791
Household Durables	125,269	—	—	125,269
Household Products	590,680	—	—	590,680
Industrial Conglomerates	525,648	—	—	525,648
Insurance	2,565,735	243,841	—	2,809,576
Internet & Catalog Retail	2,016,106	—	—	2,016,106
Internet Software & Services	5,050,112	—	—	5,050,112
IT Services	5,268,274	—	—	5,268,274
Leisure Products	111,684	—	—	111,684
Life Sciences Tools & Services	317,162	—	—	317,162
Machinery	1,027,157	—	—	1,027,157
Media	1,970,462	—	—	1,970,462
Metals & Mining	333,455	—	—	333,455
Multiline Retail	151,607	—	—	151,607
Multi-Utilities	185,250	—	—	185,250
Oil, Gas & Consumable Fuels	3,614,737	—	—	3,614,737
Paper & Forest Products	234,766	—	—	234,766
Pharmaceuticals	5,146,828	—	—	5,146,828
Professional Services	1,223,780	—	—	1,223,780

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$8,204,825	$—	$—	$8,204,825
Road & Rail	432,618	—	—	432,618
Semiconductors & Semiconductor Equipment	3,819,135	—	—	3,819,135
Software	5,140,210	—	—	5,140,210
Specialty Retail	1,905,849	—	—	1,905,849
Technology Hardware, Storage & Peripherals	965,170	—	—	965,170
Textiles, Apparel & Luxury Goods	315,499	—	—	315,499
Thrifts & Mortgage Finance	78,698	—	—	78,698
Trading Companies & Distributors	157,542	—	—	157,542
Developed Markets
Aerospace & Defense	516,652	—	—	516,652
Air Freight & Logistics	785,053	—	—	785,053
Auto Components	644,332	—	—	644,332
Automobiles	1,502,087	—	—	1,502,087
Banks	3,345,683	—	—	3,345,683
Beverages	1,220,852	—	—	1,220,852
Construction & Engineering	1,028,226	—	—	1,028,226
Containers & Packaging	816,647	—	—	816,647
Diversified Telecommunication Services	1,177,184	—	—	1,177,184
Energy Equipment & Services	44,701	—	—	44,701
Food & Staples Retailing	510,740	—	—	510,740
Food Products	559,082	—	—	559,082
Household Durables	665,759	—	—	665,759
Industrial Conglomerates	771,351	—	—	771,351
Insurance	777,065	—	—	777,065
IT Services	1,337,392	—	—	1,337,392
Life Sciences Tools & Services	153,204	—	—	153,204
Media	289,095	—	—	289,095
Metals & Mining	669,236	—	—	669,236
Multi-Utilities	385,376	—	—	385,376
Oil, Gas & Consumable Fuels	915,338	—	—	915,338
Pharmaceuticals	5,218,479	—	—	5,218,479
Professional Services	1,078,443	—	—	1,078,443
Road & Rail	826,095	—	—	826,095
Software	538,039	—	—	538,039
Specialty Retail	734,511	—	—	734,511
Textiles, Apparel & Luxury Goods	1,324,972	—	—	1,324,972
Tobacco	979,297	—	—	979,297
Trading Companies & Distributors	1,139,598	—	—	1,139,598
Wireless Telecommunication Services	593,616	—	—	593,616
Emerging Markets
Airlines	20,482	—	—	20,482
Automobiles	324,515	—	—	324,515
Banks	2,186,387	205,790	—	2,392,177
Beverages	1,011,009	—	—	1,011,009
Building Products	345,939	—	—	345,939
Chemicals	295,460	—	—	295,460
Construction Materials	727,063	—	—	727,063
Diversified Financial Services	260,257	—	—	260,257
Diversified Telecommunication Services	415,730	—	—	415,730
Electronic Equipment, Instruments & Components	613,806	—	—	613,806
Food & Staples Retailing	251,540	—	—	251,540
Food Products	1,049,955	—	—	1,049,955
Hotels, Restaurants & Leisure	—	67,500	—	67,500
Insurance	302,586	—	—	302,586

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$67,490	$—	$—	$67,490
Internet Software & Services	1,167,096	366,596	—	1,533,692
IT Services	131,139	—	—	131,139
Media	467,204	—	—	467,204
Metals & Mining	214,121	22,015	—	236,136
Multiline Retail	157,915	—	—	157,915
Oil, Gas & Consumable Fuels	2,668,359	169,353	—	2,837,712
Paper & Forest Products	109,343	—	—	109,343
Personal Products	266,512	—	—	266,512
Real Estate Management & Development	104,041	19,320	—	123,361
Road & Rail	5,344	—	—	5,344
Semiconductors & Semiconductor Equipment	1,092,757	—	—	1,092,757
Technology Hardware, Storage & Peripherals	1,234,446	—	—	1,234,446
Transportation Infrastructure	32,482	—	—	32,482
Wireless Telecommunication Services	2,521,614	—	—	2,521,614
Convertible Preferred Stock	55,618	19,419	—	75,037
Exchange-Traded Funds	18,065,886	—	—	18,065,886
Preferred Stock	—	255,985	—	255,985
Agency Collateralized Mortgage Obligations	—	888,998	—	888,998
Agency Mortgage-Backed Securities	—	12,639,625	—	12,639,625
Commercial Mortgage-Backed Securities	—	3,085,064	56,836	3,141,900
Convertible Bonds	—	434,554	—	434,554
Corporate Bonds	—	14,286,852	—	14,286,852
Municipal Bonds	—	434,977	—	434,977
Non-Agency Asset-Backed Securities	—	2,307,136	—	2,307,136
Non-Agency Collateralized Mortgage Obligations	—	522,271	—	522,271
Regional Bonds	—	130,807	—	130,807
Senior Secured Loans	—	1,648,583	76,820	1,725,403
Sovereign Bonds	—	989,299	—	989,299
Supranational Banks	—	325,265	—	325,265
U.S. Treasury Obligations	—	6,395,306	—	6,395,306
Money Market Fund	277,748	—	—	277,748
Short-Term Investments	—	7,979,925	—	7,979,925

Total	$153,870,480	$53,630,519	$133,656	$207,634,655

Foreign Currency Exchange Contracts	$—	$(21,909)	$—	$(21,909)

Futures Contracts	$1,192	$—	$—	$1,192

Swap Contracts	$—	$53,374	$—	$53,374

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–32.75%
U.S. MARKETS–21.12%
Aerospace & Defense–0.61%
†Esterline Technologies	400	$25,628
Honeywell International	1,350	151,267
†KLX	1,570	50,460
Lockheed Martin	800	177,200
Northrop Grumman	2,800	554,120
Raytheon	4,100	502,783
Rockwell Collins	850	78,379
United Technologies	1,950	195,195

		1,735,032

Air Freight & Logistics–0.08%
FedEx	800	130,176
†XPO Logistics	2,890	88,723

		218,899

Auto Components–0.24%
BorgWarner	2,000	76,800
Johnson Controls	12,600	491,022
†Tenneco	2,410	124,139

		691,961

Automobiles–0.05%
Ford Motor	9,650	130,275

		130,275

Banks–0.90%
BB&T	13,800	459,126
BBCN Bancorp	5,600	85,064
Bryn Mawr Bank	1,640	42,197
Cardinal Financial	3,550	72,243
Citigroup	4,400	183,700
City Holding	2,050	97,949
@CoBiz Financial	4,040	47,753
FirstMerit	4,830	101,671
@Flushing Financial	3,590	77,616
Great Western Bancorp	3,510	95,718
Independent Bank (Massachusetts)	1,530	70,319
JPMorgan Chase	4,600	272,412
KeyCorp	10,400	114,816
Old National Bancorp	7,210	87,890
Prosperity Bancshares	2,280	105,769
Sterling Bancorp	6,480	103,226
Umpqua Holdings	5,650	89,609
Webster Financial	3,160	113,444
Wells Fargo	5,250	253,890
†Western Alliance Bancorp	2,990	99,806

		2,574,218

Beverages–0.09%
PepsiCo	2,550	261,324

		261,324

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.13%
AbbVie	3,350	$191,352
†Acorda Therapeutics	2,740	72,473
†Alkermes	1,800	61,542
Baxalta	12,400	500,960
†Biogen	2,340	609,149
†Celgene	10,114	1,012,310
†Cepheid	2,740	91,406
Gilead Sciences	2,510	230,569
†Insys Therapeutics	2,590	41,414
†Ligand Pharmaceuticals Class B	1,090	116,728
†Retrophin	3,160	43,166
†Spectrum Pharmaceuticals	7,780	49,481
†TESARO	1,720	75,732
†Vanda Pharmaceuticals	6,730	56,263
†Vertex Pharmaceuticals	1,000	79,490

		3,232,035

Building Products–0.08%
AAON	4,475	125,300
†Continental Building Products	5,310	98,554

		223,854

Capital Markets–0.45%
Ameriprise Financial	900	84,609
Bank of New York Mellon	12,500	460,375
BlackRock	350	119,199
Evercore Partners Class A	3,600	186,300
Houlihan Lokey	2,000	49,800
Invesco	3,650	112,311
Raymond James Financial	2,000	95,220
State Street	1,800	105,336
†Stifel Financial	2,640	78,144

		1,291,294

Chemicals–0.41%
†Axalta Coating Systems	3,950	115,340
Balchem	880	54,578
†Chemtura	2,270	59,928
E.I. duPont deNemours	8,178	517,831
Eastman Chemical	2,100	151,683
Huntsman	2,650	35,245
Minerals Technologies	2,220	126,207
Quaker Chemical	1,130	95,892

		1,156,704

Commercial Services & Supplies–0.32%
ABM Industries	1,280	41,357
Essendant	3,050	97,387
Republic Services	1,450	69,093
Tetra Tech	3,170	94,529
U.S. Ecology	1,700	75,072

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Waste Management	9,000	$531,000

		908,438

Communications Equipment–0.33%
Cisco Systems	26,000	740,220
†Infinera	3,850	61,831
†NETGEAR	1,430	57,729
Plantronics	1,380	54,082
†Ruckus Wireless	3,830	37,572

		951,434

Construction & Engineering–0.07%
Granite Construction	2,810	134,318
†MYR Group	2,720	68,299

		202,617

Consumer Finance–0.05%
Capital One Financial	2,050	142,085

		142,085

Containers & Packaging–0.03%
WestRock	2,363	92,228

		92,228

Diversified Financial Services–0.22%
Intercontinental Exchange	2,686	631,586

		631,586

Diversified Telecommunication Services–0.55%
AT&T	20,957	820,886
Atlantic Tele-Network	1,170	88,721
†inContact	10,450	92,901
Verizon Communications	10,360	560,269

		1,562,777

Electric Utilities–0.23%
Cleco	1,690	93,305
Edison International	7,900	567,931

		661,236

Electrical Equipment–0.03%
Eaton	1,550	96,968

		96,968

Electronic Equipment, Instruments & Components–0.03%
†Anixter International	1,150	59,927
†Rofin-Sinar Technologies	410	13,210

		73,137

Energy Equipment & Services–0.25%
Bristow Group	580	10,974
Halliburton	15,750	562,590
†RigNet	652	8,919

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	1,650	$121,688

		704,171

Food & Staples Retailing–0.60%
Casey’s General Stores	1,940	219,841
CVS Health	6,990	725,073
Walgreens Boots Alliance	9,063	763,467

		1,708,381

Food Products–0.58%
Archer-Daniels-Midland	12,400	450,244
General Mills	1,550	98,193
J&J Snack Foods	880	95,286
Kraft Heinz	6,833	536,800
Mondelez International	11,400	457,368

		1,637,891

Gas Utilities–0.03%
Laclede Group	780	52,845
South Jersey Industries	1,280	36,416

		89,261

Health Care Equipment & Supplies–0.30%
CONMED	2,330	97,720
@CryoLife	6,066	65,209
DENTSPLY SIRONA	6,382	393,323
†Merit Medical Systems	4,247	78,527
†Quidel	4,080	70,421
West Pharmaceutical Services	2,190	151,811

		857,011

Health Care Providers & Services–0.78%
†Air Methods	2,840	102,865
Cardinal Health	5,900	483,505
†Express Scripts Holding	9,250	635,383
@Quest Diagnostics	7,300	521,585
†Team Health Holdings	1,930	80,693
UnitedHealth Group	2,000	257,800
†WellCare Health Plans	1,420	131,705

		2,213,536

Hotels, Restaurants & Leisure–0.19%
†Buffalo Wild Wings	120	17,774
Cheesecake Factory	1,310	69,548
†Del Frisco’s Restaurant Group	5,120	84,890
†Fiesta Restaurant Group	2,590	84,900
Jack in the Box	1,380	88,141
†Popeyes Louisiana Kitchen	1,840	95,790
Starbucks	1,850	110,445

		551,488

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.03%
†Jarden	1,550	$91,373

		91,373

Household Products–0.14%
Kimberly-Clark	1,000	134,510
Procter & Gamble	3,170	260,923

		395,433

Industrial Conglomerates–0.13%
General Electric	11,350	360,817

		360,817

Insurance–0.69%
Aflac	2,500	157,850
Allstate	8,200	552,434
American Equity Investment Life Holding	4,680	78,624
@Infinity Property & Casualty	920	74,060
Marsh & McLennan	9,300	565,347
Primerica	2,300	102,419
Prudential Financial	1,050	75,831
@Selective Insurance Group	2,610	95,552
Travelers	1,480	172,731
United Fire Group	1,760	77,123

		1,951,971

Internet & Catalog Retail–0.48%
†Amazon.com	200	118,728
†Liberty Interactive Class A	28,385	716,721
†Shutterfly	2,030	94,131
†TripAdvisor	6,772	450,338

		1,379,918

Internet Software & Services–1.21%
†Alphabet Class A	1,393	1,062,720
†Alphabet Class C	682	508,056
†eBay	20,813	496,598
†Facebook Class A	8,632	984,911
†GrubHub	2,510	63,076
j2 Global	1,810	111,460
†Q2 Holdings	1,380	33,175
†@SciQuest	5,330	73,980
†Yahoo	3,400	125,154

		3,459,130

IT Services–1.26%
Accenture Class A	1,950	225,030
Convergys	3,810	105,804
†ExlService Holdings	2,370	122,766
MasterCard Class A	7,541	712,625
†PayPal Holdings	19,241	742,703
Sabre	5,350	154,722
TeleTech Holdings	2,750	76,340

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Visa Class A	12,262	$937,798
Xerox	46,800	522,288

		3,600,076

Leisure Products–0.03%
†@Malibu Boats Class A	4,810	78,884

		78,884

Life Sciences Tools & Services–0.08%
Thermo Fisher Scientific	1,500	212,385

		212,385

Machinery–0.24%
Actuant Class A	2,380	58,810
Barnes Group	3,390	118,752
Columbus McKinnon	4,540	71,550
ESCO Technologies	2,940	114,601
Federal Signal	4,560	60,466
@Kadant	2,200	99,352
Parker-Hannifin	1,550	172,174

		695,705

Media–0.47%
Cinemark Holdings	1,600	57,328
Comcast Class A	2,550	155,754
†Discovery Communications Class A	4,477	128,176
†Discovery Communications Class C	8,078	218,106
†Liberty Global Class A	2,937	113,075
†Liberty Global Class C	7,228	271,484
National CineMedia	4,790	72,856
Walt Disney	3,350	332,689

		1,349,468

Metals & Mining–0.08%
Kaiser Aluminum	1,190	100,603
Worthington Industries	3,730	132,937

		233,540

Multiline Retail–0.04%
Nordstrom	1,850	105,839

		105,839

Multi-Utilities–0.05%
NorthWestern	2,150	132,763

		132,763

Oil, Gas & Consumable Fuels–0.88%
California Resources	824	849
†Carrizo Oil & Gas	3,190	98,635
Chevron	5,271	502,853
ConocoPhillips	12,500	503,375
EOG Resources	1,000	72,580
Exxon Mobil	4,350	363,617

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil	19,915	$221,853
Occidental Petroleum	8,750	598,763
†Parsley Energy Class A	2,010	45,426
†PDC Energy	420	24,969
†RSP Permian	2,190	63,598

		2,496,518

Paper & Forest Products–0.06%
†Boise Cascade	2,270	47,034
Neenah Paper	1,820	115,861

		162,895

Pharmaceuticals–1.24%
†Allergan	3,812	1,021,730
†Catalent	4,040	107,747
Johnson & Johnson	4,989	539,810
†Medicines	2,560	81,331
Merck	14,647	774,973
Pfizer	25,064	742,897
†Prestige Brands Holdings	1,430	76,348
†Valeant Pharmaceuticals International	6,703	176,289

		3,521,125

Professional Services–0.29%
Kforce	4,840	94,767
Nielsen Holdings	10,232	538,817
†On Assignment	2,740	101,161
†WageWorks	2,030	102,738

		837,483

Real Estate Investment Trusts–2.02%
American Tower	1,850	189,385
Apartment Investment & Management	1,100	46,002
AvalonBay Communities	775	147,405
Boston Properties	1,075	136,611
Brandywine Realty Trust	3,300	46,299
Camden Property Trust	325	27,329
Care Capital Properties	431	11,568
Cousins Properties	2,100	21,798
Crown Castle International	8,669	749,869
DCT Industrial Trust	3,733	147,342
DDR	3,775	67,157
Douglas Emmett	2,050	61,725
Duke Realty	4,050	91,287
EastGroup Properties	1,350	81,499
EPR Properties	2,770	184,537
Equinix	1,574	520,538
Equity LifeStyle Properties	550	40,001
Equity One	1,075	30,809
Equity Residential	2,025	151,936
Essex Property Trust	400	93,544
Extra Space Storage	550	51,403

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust	200	$31,210
First Industrial Realty Trust	2,350	53,439
First Potomac Realty Trust	1,275	11,551
General Growth Properties	4,350	129,325
Healthcare Realty Trust	1,175	36,296
Healthcare Trust of America Class A	1,112	32,715
Highwoods Properties	1,175	56,177
Host Hotels & Resorts	9,905	165,413
Kilroy Realty	700	43,309
Kimco Realty	2,125	61,157
Kite Realty Group Trust	4,062	112,558
LaSalle Hotel Properties	3,675	93,014
Lexington Realty Trust	2,500	21,500
Liberty Property Trust	550	18,403
LTC Properties	200	9,048
Macerich	625	49,525
Mack-Cali Realty	1,187	27,895
National Retail Properties	3,600	166,320
Pebblebrook Hotel Trust	3,535	102,762
Post Properties	700	41,818
Prologis	2,875	127,017
PS Business Parks	325	32,666
Public Storage	550	151,707
Ramco-Gershenson Properties Trust	7,510	135,405
Regency Centers	925	69,236
RLJ Lodging Trust	1,275	29,172
Sabra Health Care REIT	625	12,556
Simon Property Group	1,725	358,265
SL Green Realty	775	75,082
Sovran Self Storage	1,030	121,489
Spirit Realty Capital	3,150	35,438
Tanger Factory Outlet Centers	1,275	46,397
Taubman Centers	275	19,588
UDR	1,850	71,281
Urban Edge Properties	575	14,858
Ventas	1,750	110,180
VEREIT	2,100	18,627
Vornado Realty Trust	1,150	108,595
Welltower	600	41,604

		5,740,642

Road & Rail–0.10%
JB Hunt Transport Services	1,000	84,240
†Swift Transportation	2,510	46,761
Union Pacific	2,000	159,100

		290,101

Semiconductors & Semiconductor Equipment–0.93%
Analog Devices	950	56,231
†Applied Micro Circuits	12,480	80,621
Broadcom	900	139,050

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel	21,311	$689,411
Maxim Integrated Products	4,450	163,671
†MaxLinear Class A	3,680	68,080
†Microsemi	2,230	85,431
QUALCOMM	20,913	1,069,491
†Semtech	5,200	114,348
†Silicon Laboratories	1,070	48,107
†Synaptics	1,610	128,381

		2,642,822

Software–1.22%
†Adobe Systems	1,600	150,080
@CA	16,409	505,233
†Callidus Software	4,550	75,894
†Electronic Arts	10,192	673,793
†Guidewire Software	2,080	113,318
Intuit	3,448	358,626
Microsoft	18,826	1,039,760
†Proofpoint	1,800	96,804
†Qlik Technologies	2,190	63,335
†salesforce.com	2,250	166,117
SS&C Technologies Holdings	1,200	76,104
†Tyler Technologies	1,250	160,763

		3,479,827

Specialty Retail–0.46%
†Boot Barn Holdings	3,134	29,460
†Express	5,420	116,042
L Brands	5,444	478,038
Lowe’s	6,900	522,675
Tractor Supply	1,900	171,874

		1,318,089

Technology Hardware, Storage & Peripherals–0.23%
Apple	4,530	493,725
EMC	6,550	174,557

		668,282

Textiles, Apparel & Luxury Goods–0.07%
†G-III Apparel Group	1,930	94,358
†Steven Madden	3,042	112,676

		207,034

Thrifts & Mortgage Finance–0.02%
WSFS Financial	1,670	54,308

		54,308

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.04%
Applied Industrial Technologies	2,580	$111,972

		111,972

Total U.S. Markets (Cost $40,486,406)		60,178,241

§DEVELOPED MARKETS–6.95%
Aerospace & Defense–0.12%
Meggitt	56,933	332,477

		332,477

Air Freight & Logistics–0.18%
Deutsche Post	18,087	502,593

		502,593

Auto Components–0.15%
Sumitomo Rubber Industries	27,300	421,829

		421,829

Automobiles–0.34%
Bayerische Motoren Werke	4,041	371,079
Toyota Motor	11,300	597,606

		968,685

Banks–0.75%
ING Groep CVA	32,098	388,253
Mitsubishi UFJ Financial Group	121,800	564,385
Nordea Bank	58,913	566,035
Standard Chartered	50,677	343,945
UniCredit	76,768	276,913

		2,139,531

Beverages–0.27%
Carlsberg Class B	5,216	497,027
Coca-Cola Amatil	42,374	287,139

		784,166

Construction & Engineering–0.24%
Vinci	9,028	672,571

		672,571

Containers & Packaging–0.18%
Rexam	57,023	519,241

		519,241

Diversified Telecommunication Services–0.27%
Nippon Telegraph & Telephone	17,882	770,287

		770,287

Energy Equipment & Services–0.01%
†Subsea 7	3,760	28,468

		28,468

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.12%
†Tesco	119,777	$329,953

		329,953

Food Products–0.13%
†Aryzta	8,741	362,076

		362,076

Household Durables–0.15%
Techtronic Industries	109,000	430,669

		430,669

Industrial Conglomerates–0.17%
Koninklijke Philips	17,511	498,842

		498,842

Insurance–0.18%
AXA	21,239	500,033

		500,033

IT Services–0.30%
†CGI Group Class A	16,499	788,522
†InterXion Holding	2,270	78,497

		867,019

Life Sciences Tools & Services–0.04%
†ICON	1,420	106,642

		106,642

Media–0.07%
Publicis Groupe	2,663	186,995

		186,995

Metals & Mining–0.15%
Alamos Gold	18,911	100,179
†Anglo American ADR	6,900	26,841
Rio Tinto	8,320	233,674
Yamana Gold	24,737	75,044

		435,738

Multi-Utilities–0.09%
National Grid	17,684	250,735

		250,735

Oil, Gas & Consumable Fuels–0.21%
Suncor Energy	10,800	300,778
TOTAL	6,368	290,281

		591,059

Pharmaceuticals–1.20%
Novartis	7,954	576,563
Novo Nordisk ADR	10,211	553,334
Sanofi	8,145	656,744
STADA Arzneimittel	11,421	453,364

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries ADR	22,000	$1,177,220

		3,417,225

Professional Services–0.26%
Teleperformance	8,294	729,160

		729,160

Road & Rail–0.18%
East Japan Railway	5,967	514,972

		514,972

Software–0.12%
Playtech	27,895	347,156

		347,156

Specialty Retail–0.16%
Nitori Holdings	5,106	467,749

		467,749

Textiles, Apparel & Luxury Goods–0.30%
Kering	1,544	276,012
Yue Yuen Industrial Holdings	169,500	582,309

		858,321

Tobacco–0.22%
Japan Tobacco	15,400	641,752

		641,752

Trading Companies & Distributors–0.26%
ITOCHU	46,742	575,631
Rexel	12,042	172,036

		747,667

Wireless Telecommunication Services–0.13%
Tele2 Class B	41,131	381,506

		381,506

Total Developed Markets (Cost $16,095,241)		19,805,117

×EMERGING MARKETS–4.68%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	2,681	20,188

		20,188

Automobiles–0.08%
Hyundai Motor	644	85,878
Mahindra & Mahindra	8,279	151,359

		237,237

Banks–0.58%
Akbank	58,536	166,605
Banco Santander Brasil ADR	22,100	102,765
Bangkok Bank	27,505	140,731

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
China Construction Bank	211,618	$135,034
Grupo Financiero Banorte Class O	15,200	86,139
ICICI Bank ADR	22,900	163,964
Industrial & Commercial Bank of China	274,080	153,339
Itau Unibanco Holding ADR	19,101	164,078
†KB Financial Group ADR	6,622	182,701
†Powszechna Kasa Oszczednosci Bank Polski	6,825	50,851
@=Sberbank of Russia	85,248	139,447
Shinhan Financial Group	4,651	164,713

		1,650,367

Beverages–0.24%
Anadolu Efes Biracilik Ve Malt Sanayii	16,103	122,524
Cia Cervecerias Unidas ADR	4,000	89,800
Fomento Economico Mexicano ADR	2,034	195,895
Lotte Chilsung Beverage	141	224,273
Tsingtao Brewery	15,542	59,004

		691,496

Building Products–0.08%
KCC	637	231,717

		231,717

Chemicals–0.07%
Braskem ADR	9,903	127,848
Sociedad Quimica y Minera de Chile ADR	3,300	67,815

		195,663

Construction Materials–0.18%
†Cemex ADR	16,714	121,678
†Cemex Latam Holdings	8,481	35,614
Siam Cement NVDR	5,800	76,828
Siam Cement-Foreign	6,693	89,037
UltraTech Cement	3,882	189,271

		512,428

Diversified Financial Services–0.06%
Reliance Capital	11,119	61,847
Remgro	6,811	115,416

		177,263

Diversified Telecommunication Services–0.10%
†KT ADR	7,400	99,308
Telefonica Brasil ADR	15,095	188,537

		287,845

Electronic Equipment, Instruments & Components–0.14%
Hon Hai Precision Industry	82,073	216,250
†LG Display ADR	11,000	125,730

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Samsung SDI	788	$68,216

		410,196

Food & Staples Retailing–0.06%
Cia Brasileira de Distribuicao ADR	3,100	43,121
Wal-Mart de Mexico Class V	50,957	120,630

		163,751

Food Products–0.25%
BRF ADR	7,801	110,930
China Mengniu Dairy	72,000	114,534
@Lotte Confectionery	95	213,326
Tingyi Cayman Islands Holding	72,606	81,148
@Uni-President China Holdings	244,000	194,701

		714,639

Hotels, Restaurants & Leisure–0.02%
†@Arcos Dorados Holdings	11,900	44,625

		44,625

Insurance–0.07%
Samsung Life Insurance	2,036	209,190

		209,190

Internet & Catalog Retail–0.02%
†Qunar Cayman Islands ADR	1,200	47,640

		47,640

Internet Software & Services–0.43%
†Baidu ADR	4,100	782,608
†SINA	3,725	176,453
†@Sohu.com	5,200	257,608

		1,216,669

IT Services–0.03%
†@WNS Holdings ADR	3,020	92,533

		92,533

Media–0.11%
Grupo Televisa ADR	11,498	315,735

		315,735

Metals & Mining–0.06%
†Anglo American Platinum	2,296	56,278
@Gerdau	11,200	14,764
Gerdau ADR	8,400	14,952
†Impala Platinum Holdings	4,974	15,835
Steel Authority of India	24,799	16,140
Vale ADR	14,200	59,782

		177,751

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.04%
Woolworths Holdings	17,647	$107,182

		107,182

Oil, Gas & Consumable Fuels–0.69%
Cairn India	25,366	58,931
China Petroleum & Chemical	140,050	91,894
CNOOC ADR	790	92,477
Gazprom ADR	31,797	137,140
Lukoil ADR	3,298	127,468
PetroChina ADR	1,008	66,830
†Petroleo Brasileiro ADR	26,955	157,417
Polski Koncern Naftowy Orlen	6,590	130,521
PTT-Foreign	15,478	123,190
#Reliance Industries GDR 144A	21,884	670,745
Rosneft GDR	21,867	99,320
Sasol ADR	3,124	92,283
Tambang Batubara Bukit Asam Persero	83,500	39,515
YPF ADR	4,400	78,672

		1,966,403

Paper & Forest Products–0.03%
Nine Dragons Paper Holdings	96,000	72,643

		72,643

Personal Products–0.09%
†Hypermarcas	33,900	264,174

		264,174

Real Estate Management & Development–0.03%
#@=Etalon Group GDR 144A	6,900	12,696
UEM Sunrise	204,502	59,755

		72,451

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	4,030	3,732

		3,732

Semiconductors & Semiconductor Equipment–0.28%
MediaTek	16,000	122,794
Taiwan Semiconductor Manufacturing	68,594	345,272
Taiwan Semiconductor Manufacturing ADR	8,300	217,460
United Microelectronics	270,000	111,577

		797,103

Technology Hardware, Storage & Peripherals–0.32%
Samsung Electronics	804	922,392

		922,392

Transportation Infrastructure–0.01%
Santos Brasil Participacoes	6,538	23,929

		23,929

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.60%
America Movil ADR	6,800	$105,604
China Mobile	28,120	313,377
China Mobile ADR	3,800	210,710
MegaFon GDR	7,017	77,187
Mobile TeleSystems ADR	6,300	50,967
SK Telecom ADR	26,300	530,471
Tim Participacoes ADR	16,900	186,914
Turkcell Iletisim Hizmetleri ADR	8,651	90,922
Vodacom Group	13,399	145,691

		1,711,843

Total Emerging Markets (Cost $14,512,780)		13,338,785

Total Common Stock (Cost $71,094,427)		93,322,143

CONVERTIBLE PREFERRED STOCK–0.14%
Bank of America 7.25%,exercise price $50.00,expiration date 12/31/49	42	47,796
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	1,200	59,076
@Halcon Resources 5.75%,exercise price $30.78,expiration date 12/31/49	42	1,449
@Huntington Bancshares 8.50%,exercise price $11.95,expiration date 12/31/49	62	84,320
Maiden Holdings 7.25%,exercise price $15.17,expiration date 9/15/16	1,277	62,037
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	588	38,926
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	84	101,221

Total Convertible Preferred Stock (Cost $424,781)		394,825

EXCHANGE-TRADED FUNDS–4.71%
iShares MSCI EAFE Growth Index ETF	107,130	7,050,225
iShares MSCI EAFE Index ETF	56,565	3,231,558

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUNDS (continued)
Vanguard FTSE Developed Markets ETF	87,595	$3,141,157

Total Exchange-Traded Funds (Cost $10,420,231)		13,422,940

PREFERRED STOCK–0.41%
•General Electric 5.00%	410,000	422,813
•@Integrys Energy Group 6.00%	8,750	231,055
#•PNC Preferred Funding Trust II 144A 1.856%	500,000	421,250
#•@USB Realty 144A 1.769%	100,000	80,000

Total Preferred Stock (Cost $1,101,725)		1,155,118

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.99%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,624	2,975
Series 2003-26 AT 5.00% 11/25/32	25,402	25,697
Series 2005-70 PA 5.50% 8/25/35	15,798	17,959
•*Series 2008-15 SB 6.167% 8/25/36	30,691	6,446
•*Series 2010-129 SM 5.567% 11/25/40	243,155	40,141
Series 2010-41 PN 4.50% 4/25/40	235,000	257,760
Series 2010-43 HJ 5.50% 5/25/40	25,054	28,430
Series 2010-96 DC 4.00% 9/25/25	326,700	347,562
•*Series 2011-15 SA 6.627% 3/25/41	245,944	52,910
•*Series 2012-122 SD 5.667% 11/25/42	392,954	90,676
*Series 2012-98 MI 3.00% 8/25/31	342,539	34,805
*Series 2013-26 ID 3.00% 4/25/33	275,084	36,054
*Series 2013-38 AI 3.00% 4/25/33	262,279	33,581
*Series 2013-43 IX 4.00% 5/25/43	910,030	212,242
*Series 2013-44 DI 3.00% 5/25/33	824,373	107,360

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-55 AI 3.00% 6/25/33	382,821	$50,050
Series 2014-36 ZE 3.00% 6/25/44	155,301	145,897
•*Series 2014-68 BS 5.717% 11/25/44	334,213	64,841
•*Series 2014-90 SA 5.717% 1/25/45	937,346	206,505
•*Series 2015-27 SA 6.017% 5/25/45	125,570	27,740
Series 2015-44 Z 3.00% 9/25/43	267,954	262,697
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,819	5,439
Series 2557 WE 5.00% 1/15/18	3,383	3,467
Series 4065 DE 3.00% 6/15/32	40,000	41,943
*Series 4109 AI 3.00% 7/15/31	133,423	13,772
*Series 4120 IK 3.00% 10/15/32	501,991	62,793
*Series 4146 IA 3.50% 12/15/32	265,670	40,210
•*Series 4159 KS 5.714% 1/15/43	228,973	55,738
*Series 4181 DI 2.50% 3/15/33	155,921	17,834
*Series 4185 LI 3.00% 3/15/33	202,609	26,995
*Series 4191 CI 3.00% 4/15/33	84,759	10,439
Series 4435 DY 3.00% 2/15/35	222,000	226,643
Freddie Mac Strips
•*Series 267 S5 5.564% 8/15/42	332,230	71,412
•*Series 299 S1 5.564% 1/15/43	253,246	56,381
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.833% 10/25/24	436,939	440,882
•Series 2015-DNA1 M2 2.283% 10/25/27	250,000	247,264
•Series 2015-DNA3 M2 3.283% 4/25/28	500,000	503,370
•Series 2015-HQ2 M2 2.383% 5/25/25	250,000	243,318
•Series 2015-HQA2 M2 3.233% 5/25/28	250,000	251,107
•@Series 2016-DNA1 M2 3.333% 7/25/28	250,000	251,896
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	79,252	93,578
GNMA
Series 2010-113 KE 4.50% 9/20/40	575,000	650,961

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2015-133 AL 3.00% 5/20/45	294,000	$290,978

Total Agency Collateralized Mortgage Obligations (Cost $5,697,367)		5,658,748

AGENCY MORTGAGE-BACKED SECURITIES–16.69%
Fannie Mae 6.50% 8/1/17	4,405	4,479
Fannie Mae ARM
•2.411% 5/1/43	110,386	113,263
•2.496% 11/1/35	21,983	23,261
•2.553% 6/1/43	37,502	38,546
•2.576% 8/1/35	1,532	1,612
•2.666% 4/1/36	30,894	32,743
•2.913% 7/1/45	52,015	53,742
•3.204% 4/1/44	114,713	119,829
•3.241% 3/1/44	148,653	155,595
•3.276% 9/1/43	98,755	103,366
Fannie Mae Relocation 15 yr 4.00% 9/1/20	24,988	25,768
Fannie Mae Relocation 30 yr
5.00% 1/1/34	12,446	13,181
5.00% 10/1/35	7,945	8,701
5.00% 2/1/36	31,383	33,841
Fannie Mae S.F. 15 yr
2.50% 10/1/27	15,523	16,010
2.50% 12/1/27	62,345	64,306
2.50% 4/1/28	25,531	26,425
2.50% 9/1/28	76,174	78,980
3.00% 9/1/30	148,271	155,228
3.00% 2/1/31	60,424	63,272
3.00% 3/1/31	100,000	104,737
3.50% 7/1/26	76,715	81,033
3.50% 12/1/28	30,860	32,885
4.00% 5/1/25	45,488	48,497
4.00% 7/1/25	102,672	109,746
4.00% 11/1/25	304,590	325,176
4.00% 12/1/26	77,096	82,414
4.00% 1/1/27	497,277	530,730
4.00% 5/1/27	176,435	188,828
4.00% 8/1/27	92,134	98,455
4.50% 4/1/18	5,001	5,171
5.50% 6/1/23	51,910	56,938
Fannie Mae S.F. 20 yr
3.00% 2/1/33	12,635	13,168
3.00% 8/1/33	51,362	53,625
3.00% 1/1/36	382,719	396,500
3.50% 4/1/33	14,374	15,200
3.50% 9/1/33	72,129	76,858
4.00% 1/1/31	21,522	23,182
4.00% 2/1/31	66,126	71,237

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	92,162	$94,740
3.00% 10/1/42	57,188	58,883
3.00% 12/1/42	244,506	251,373
3.00% 1/1/43	569,609	585,593
3.00% 2/1/43	60,458	62,155
3.00% 5/1/43	322,685	331,718
4.00% 5/1/43	73,539	79,611
4.00% 8/1/43	41,969	45,156
4.00% 7/1/44	168,921	182,308
4.50% 7/1/36	32,831	35,830
4.50% 4/1/39	121,262	131,961
4.50% 6/1/39	59,517	64,914
4.50% 9/1/39	29,565	32,239
4.50% 11/1/39	92,709	102,258
4.50% 11/1/40	74,993	81,833
4.50% 2/1/41	383,551	418,687
4.50% 3/1/41	93,693	102,263
4.50% 4/1/41	191,140	208,590
4.50% 7/1/41	56,751	61,931
4.50% 10/1/41	105,003	114,657
4.50% 12/1/41	252,727	275,682
4.50% 1/1/42	1,932,010	2,108,208
4.50% 9/1/42	1,124,899	1,228,484
4.50% 1/1/43	157,026	171,219
4.50% 9/1/43	130,646	142,502
4.50% 6/1/44	701,451	765,599
4.50% 10/1/44	512,028	559,192
4.50% 1/1/45	377,042	410,230
4.50% 2/1/45	714,618	780,015
5.00% 2/1/35	96,075	106,767
5.00% 10/1/35	80,488	89,202
5.00% 11/1/35	38,693	42,871
5.00% 4/1/37	23,030	25,532
5.00% 8/1/37	56,182	62,285
5.50% 12/1/32	4,451	5,036
5.50% 2/1/33	57,151	64,599
5.50% 4/1/34	23,229	26,287
5.50% 11/1/34	24,248	27,446
5.50% 12/1/34	126,564	143,305
5.50% 1/1/35	10,148	11,491
5.50% 3/1/35	13,013	14,715
5.50% 5/1/35	39,006	44,174
5.50% 6/1/35	16,847	19,064
5.50% 1/1/36	91,848	104,013
5.50% 4/1/36	56,891	64,143
5.50% 7/1/36	98,892	111,985
5.50% 9/1/36	95,227	107,764
5.50% 11/1/36	17,716	19,912
5.50% 1/1/37	73,897	82,827
5.50% 4/1/37	299,184	337,884
5.50% 8/1/37	62,391	70,584

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/37	86,342	$97,081
5.50% 1/1/38	1,848	2,080
5.50% 2/1/38	47,904	54,036
5.50% 3/1/38	40,751	46,185
5.50% 6/1/38	176,601	198,442
5.50% 7/1/38	29,555	33,259
5.50% 9/1/38	170,070	192,308
5.50% 1/1/39	112,210	126,943
5.50% 2/1/39	261,250	295,128
5.50% 10/1/39	199,430	224,272
5.50% 3/1/40	290,707	329,276
5.50% 7/1/40	149,861	169,212
5.50% 3/1/41	434,469	491,657
5.50% 9/1/41	1,170,638	1,318,586
6.00% 5/1/36	79,900	91,060
6.00% 6/1/36	7,601	8,685
6.00% 12/1/36	8,071	9,236
6.00% 2/1/37	25,916	29,574
6.00% 5/1/37	63,451	72,313
6.00% 6/1/37	4,504	5,192
6.00% 7/1/37	4,090	4,660
6.00% 8/1/37	35,672	40,647
6.00% 9/1/37	9,246	10,561
6.00% 11/1/37	1,381	1,576
6.00% 5/1/38	140,233	159,998
6.00% 9/1/38	301,567	345,317
6.00% 10/1/38	11,392	12,989
6.00% 11/1/38	19,774	22,738
6.00% 1/1/39	40,432	46,072
6.00% 9/1/39	345,898	394,639
6.00% 10/1/39	277,662	320,177
6.00% 3/1/40	36,291	41,427
6.00% 7/1/40	130,694	149,092
6.00% 9/1/40	31,575	35,979
6.00% 11/1/40	13,087	15,103
6.00% 5/1/41	319,457	364,841
6.00% 6/1/41	131,512	150,235
6.00% 7/1/41	526,337	600,547
6.50% 2/1/36	41,521	50,291
6.50% 10/1/36	34,015	38,903
6.50% 8/1/37	1,658	1,897
7.00% 12/1/37	7,309	7,893
7.50% 6/1/31	10,685	13,373
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	13,086,000	13,395,769
3.00% 6/1/46	6,244,000	6,378,569
4.50% 4/1/46	1,937,000	2,107,698
4.50% 6/1/46	397,000	430,978
Freddie Mac ARM
•2.498% 7/1/36	26,526	27,649
•2.523% 1/1/44	277,789	285,339
•2.57% 4/1/34	7,592	8,044

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.592% 12/1/33	8,058	$8,497
•2.727% 6/1/37	3,248	3,448
•2.781% 10/1/45	66,150	68,267
•2.83% 9/1/45	402,328	415,672
•2.944% 10/1/45	103,301	106,887
•2.955% 11/1/44	37,868	39,306
•3.107% 3/1/46	140,000	145,264
Freddie Mac S.F. 15 yr
4.00% 5/1/25	12,545	13,394
4.50% 5/1/20	2,421	2,521
4.50% 8/1/24	77,794	83,428
4.50% 9/1/26	48,422	51,953
5.00% 6/1/18	13,139	13,567
Freddie Mac S.F. 20 yr
3.00% 6/1/34	55,917	58,076
3.50% 1/1/34	116,952	123,341
3.50% 9/1/35	91,589	96,503
4.00% 8/1/35	22,326	24,070
4.00% 10/1/35	112,467	121,044
Freddie Mac S.F. 30 yr
3.00% 10/1/42	108,789	111,737
3.00% 11/1/42	99,923	103,037
4.50% 4/1/39	17,739	19,560
4.50% 6/1/39	13,814	15,016
4.50% 10/1/39	40,156	43,691
4.50% 4/1/41	259,323	282,795
4.50% 3/1/42	74,943	81,911
5.50% 3/1/34	9,484	10,654
5.50% 12/1/34	9,156	10,326
5.50% 6/1/36	5,953	6,690
5.50% 11/1/36	2,237	2,497
5.50% 12/1/36	2,582	2,891
5.50% 9/1/37	11,045	12,351
5.50% 4/1/38	39,985	44,762
5.50% 6/1/38	1,353	1,515
5.50% 7/1/38	39,357	43,977
5.50% 6/1/39	42,061	47,083
5.50% 3/1/40	32,463	36,317
5.50% 8/1/40	23,633	26,446
5.50% 1/1/41	6,307	7,044
5.50% 6/1/41	928,368	1,041,174
6.00% 2/1/36	19,587	22,475
6.00% 3/1/36	25,199	28,948
6.00% 1/1/38	11,322	12,866
6.00% 6/1/38	32,089	36,506
6.00% 8/1/38	31,564	36,414
6.00% 5/1/40	62,527	71,396
6.00% 7/1/40	66,118	75,341
6.50% 4/1/39	48,171	54,837
7.00% 11/1/33	1,538	1,877
GNMA I S.F. 30 yr
5.00% 6/15/40	17,761	19,720

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
7.00% 12/15/34	80,912	$98,319
7.50% 1/15/32	5,917	7,417

Total Agency Mortgage-Backed Securities (Cost $47,084,634)		47,566,599

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.01%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.808% 2/10/51	130,000	134,949
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	100,000	103,678
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	993	992
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.705% 12/10/49	100,000	101,015
Series 2014-GC25 A4 3.635% 10/10/47	195,000	206,029
Series 2015-GC27 A5 3.137% 2/10/48	215,000	218,993
Series 2016-P3 A4 3.329% 4/15/49	145,000	150,120
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	147,361
Series 2014-CR16 A4 4.051% 4/10/47	245,000	268,362
Series 2014-CR19 A5 3.796% 8/10/47	235,000	253,941
Series 2014-CR20 A4 3.59% 11/10/47	80,000	85,177
Series 2014-CR20 AM 3.938% 11/10/47	340,000	361,219
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	411,873
Series 2015-CR23 A4 3.497% 5/10/48	80,000	84,235
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	85,000	86,280
DBJPM Series 2016-C1 A4 3.276% 5/10/49	75,000	77,249
#•DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.699% 11/10/46	200,000	218,805
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	155,000	174,806

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.631% 11/25/49	60,000	$64,325
#•Series 2011-K14 B 144A 5.167% 2/25/47	70,000	76,732
#•Series 2011-K15 B 144A 4.949% 8/25/44	15,000	16,312
#•Series 2012-K18 B 144A 4.255% 1/25/45	85,000	89,686
#•Series 2012-K22 B 144A 3.686% 8/25/45	150,000	150,206
#•Series 2012-K22 C 144A 3.686% 8/25/45	120,000	114,568
#•Series 2012-K23 C 144A 3.656% 10/25/45	65,000	61,527
#•Series 2012-K707 B 144A 3.883% 1/25/47	60,000	61,463
#•Series 2012-K708 B 144A 3.751% 2/25/45	185,000	190,385
#•Series 2012-K708 C 144A 3.751% 2/25/45	60,000	59,685
#•Series 2013-K25 C 144A 3.618% 11/25/45	120,000	111,681
#•Series 2013-K26 C 144A 3.599% 12/25/45	70,000	64,605
#•Series 2013-K30 C 144A 3.557% 6/25/45	130,000	117,757
#•Series 2013-K31 C 144A 3.628% 7/25/46	240,000	223,222
#•Series 2013-K33 B 144A 3.503% 8/25/46	120,000	120,446
#•Series 2013-K33 C 144A 3.503% 8/25/46	35,000	30,664
#•Series 2013-K35 C 144A 3.942% 8/25/23	30,000	26,975
#•Series 2013-K712 B 144A 3.369% 5/25/45	285,000	286,257
#•Series 2013-K713 B 144A 3.165% 4/25/46	210,000	209,313
#•Series 2013-K713 C 144A 3.165% 4/25/46	180,000	177,459
#•Series 2014-K716 C 144A 3.953% 8/25/47	95,000	96,126
#•Series 2015-K47 B 144A 3.60% 6/25/48	50,000	43,001
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,440,000	1,515,792
GS Mortgage Securities Trust
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	376,999

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC24 A5 3.931% 9/10/47	235,000	$254,332
Series 2015-GC32 A4 3.764% 7/10/48	105,000	112,450
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	100,000	100,132
#Series 2013-HLT BFX 144A 3.367% 11/5/30	285,000	285,369
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	380,000	380,915
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	79,728	79,281
•Series 2014-C22 B 4.561% 9/15/47	55,000	57,191
Series 2015-C33 A4 3.77% 12/15/48	245,000	262,598
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.499% 8/12/37	60,000	64,979
•Series 2005-LDP5 D 5.529% 12/15/44	105,000	104,762
Series 2006-LDP8 AM 5.44% 5/15/45	484,000	488,093
#•Series 2011-C5 C 144A 5.323% 8/15/46	100,000	106,873
Series 2013-LC11 B 3.499% 4/15/46	130,000	131,971
Series 2015-JP1 A5 3.914% 1/15/49	130,000	140,681
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	7,678	7,701
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	205,773
Series 2006-C6 AM 5.413% 9/15/39	185,000	187,181
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	330,000	352,853
Series 2015-C26 A5 3.531% 10/15/48	190,000	199,921
Morgan Stanley Capital I Trust
•Series 2005-HQ7 C 5.19% 11/14/42	72,309	72,195
•Series 2006-HQ10 B 5.448% 11/12/41	205,000	197,826
•Series 2006-TOP23 A4 5.891% 8/12/41	39,764	39,840

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	100,000	$103,251
Series 2015-NXS3 A4 3.617% 9/15/57	125,000	132,726

Total Commercial Mortgage-Backed Securities (Cost $11,430,101)		11,439,164

CONVERTIBLE BONDS–0.77%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	131,000	124,123
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/15/20	78,000	74,734
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	83,000	85,179
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	114,000	119,273
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	64,000	48,640
#@Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18	96,000	95,400
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	76,000	73,767
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	62,000	57,040
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	91,000	81,274
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	43,000	51,063
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	53,000	49,191
@fGeneral Cable 4.50% exercise price $32.77, maturity date 11/15/29	97,000	53,350
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	19,000	78,185
HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	70,000	77,875

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	67,000	$53,097
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	34,000	44,030
#@inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22	77,000	71,514
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	23,000	32,804
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	72,000	70,920
#Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/30/43	84,000	72,450
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	95,000	89,300
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	39,000	40,316
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19	14,000	13,615
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41	50,000	122,063
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	51,000	56,674
#PROS Holdings 144A 2.00% exercise price $33.79, maturity date 12/1/19	62,000	47,973
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	63,000	56,188
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	94,000	94,764
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	73,000	70,719
@Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19	17,000	13,388
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	52,000	51,480
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	73,000	81,076

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 2.50% exercise price $15.98, maturity date 1/15/19	35,000	$52,443

Total Convertible Bonds (Cost $2,212,683)		2,203,908

CORPORATE BONDS–23.32%
Aerospace & Defense–0.14%
Embraer Netherlands Finance 5.05% 6/15/25	115,000	101,631
Lockheed Martin
2.50% 11/23/20	60,000	61,522
3.55% 1/15/26	135,000	143,290
TransDigm 6.50% 7/15/24	105,000	104,706

		411,149

Air Freight & Logistics–0.12%
Aviation Capital Group
#144A 2.875% 9/17/18	10,000	10,053
#144A 4.875% 10/1/25	75,000	74,344
#144A 6.75% 4/6/21	165,000	185,831
FedEx 4.75% 11/15/45	65,000	69,069

		339,297

Airlines–0.24%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	108,281	103,543
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	94,182	92,299
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	117,574	114,781
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	35,000	36,094
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	70,000	72,013
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	77,622	80,242
¿United Airlines Pass Through Trust 3.75% 9/3/26	179,617	179,842

		678,814

Auto Components–0.18%
American Axle & Manufacturing 6.25% 3/15/21	205,000	212,431
Lear 5.25% 1/15/25	210,000	218,663

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
O’Reilly Automotive 3.55% 3/15/26		90,000	$92,784

			523,878

Automobiles–0.15%
Daimler 2.75% 12/10/18	NOK	720,000	90,388
Ford Motor 7.45% 7/16/31		225,000	293,867
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	55,216

			439,471

Banks–3.45%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	59,000	46,379
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	31,000	27,375
Bank of America
2.625% 10/19/20		640,000	645,146
4.45% 3/3/26		410,000	423,222
BB&T 5.25% 11/1/19		520,000	570,900
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	164,625
Citizens Financial Group 4.30% 12/3/25		160,000	165,718
City National 5.25% 9/15/20		195,000	218,895
Compass Bank 3.875% 4/10/25		250,000	234,916
Cooperatieve Rabobank
2.50% 9/4/20	NOK	270,000	34,243
2.50% 1/19/21		250,000	252,509
Fifth Third Bancorp 2.875% 7/27/20		80,000	81,315
Fifth Third Bank 3.85% 3/15/26		460,000	472,187
Huntington Bancshares 3.15% 3/14/21		90,000	91,546
#@Industrial & Commercial Bank of China 144A 4.875% 9/21/25		200,000	206,024
JPMorgan Chase
•1.251% 1/28/19		74,000	73,705
3.30% 4/1/26		335,000	338,140
4.25% 10/1/27		245,000	255,412
•6.75% 8/29/49		170,000	186,873
KeyBank 6.95% 2/1/28		615,000	766,026
Lloyds Banking Group 4.65% 3/24/26		200,000	198,605
PNC Bank 6.875% 4/1/18		740,000	810,700
Royal Bank of Scotland Group 4.80% 4/5/26		250,000	251,817
Santander UK Group Holdings 3.125% 1/8/21		20,000	20,148
SunTrust Banks 2.90% 3/3/21		170,000	172,677

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group 3.50% 1/29/25		200,000	$198,036
#Swedbank 144A 2.65% 3/10/21		400,000	404,893
Toronto-Dominion Bank
2.125% 4/7/21		140,000	139,762
2.50% 12/14/20		210,000	213,944
U.S. Bancorp 2.35% 1/29/21		250,000	253,984
UBS Group Funding Jersey
#@144A 3.00% 4/15/21		200,000	200,600
#144A 4.125% 4/15/26		260,000	260,361
•@USB Capital IX 3.50% 10/29/49		780,000	578,175
Wells Fargo
2.50% 3/4/21		150,000	152,000
2.55% 12/7/20		140,000	142,660
Woori Bank
#144A 2.875% 10/2/18		200,000	205,238
#144A 4.75% 4/30/24		200,000	210,538
Zions Bancorp 4.50% 6/13/23		170,000	174,207

			9,843,501

Beverages–0.56%
Anheuser-Busch InBev Finance 3.65% 2/1/26		1,080,000	1,137,120
#JB 144A 3.75% 5/13/25		150,000	151,296
PepsiCo
2.85% 2/24/26		235,000	241,410
4.45% 4/14/46		65,000	72,658

			1,602,484

Biotechnology–0.04%
Celgene 4.625% 5/15/44		115,000	117,625

			117,625

Building Products–0.16%
Fortune Brands Home & Security 3.00% 6/15/20		105,000	106,386
#GTL Trade Finance 144A 5.893% 4/29/24		150,000	123,143
Masco 3.50% 4/1/21		230,000	232,875

			462,404

Capital Markets–0.68%
Affiliated Managers Group 3.50% 8/1/25		175,000	172,218
Bank of New York Mellon
2.15% 2/24/20		45,000	45,347
2.50% 4/15/21		355,000	362,263
•Goldman Sachs Group 3.577% 8/21/19	AUD	10,000	7,619
Jefferies Group
6.45% 6/8/27		110,000	116,169
6.50% 1/20/43		60,000	53,612
Lazard Group 6.85% 6/15/17		101,000	106,465

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley
•1.469% 1/24/19		77,000	$76,476
3.875% 1/27/26		420,000	439,043
3.95% 4/23/27		25,000	25,082
5.00% 9/30/21	AUD	38,000	30,770
State Street
2.55% 8/18/20		175,000	180,345
3.10% 5/15/23		110,000	111,172
3.55% 8/18/25		195,000	207,732

			1,934,313

Chemicals–0.82%
CF Industries 6.875% 5/1/18		315,000	342,897
Dow Chemical 8.55% 5/15/19		1,129,000	1,343,894
Methanex 4.25% 12/1/24		125,000	104,562
#OCP 144A 4.50% 10/22/25		200,000	191,817
PolyOne 5.25% 3/15/23		145,000	145,000
PPG Industries 2.30% 11/15/19		155,000	157,327
#WR Grace 144A 5.125% 10/1/21		40,000	41,700

			2,327,197

Commercial Services & Supplies–0.18%
#Penske Truck Leasing 144A 3.30% 4/1/21		150,000	149,636
#Prestige Brands 144A 5.375% 12/15/21		115,000	117,013
Total System Services
3.80% 4/1/21		45,000	46,330
4.80% 4/1/26		190,000	196,431

			509,410

Communications Equipment–0.09%
Cisco Systems 2.20% 2/28/21		245,000	250,048

			250,048

Construction & Engineering–0.08%
AECOM 5.875% 10/15/24		231,000	239,085

			239,085

Construction Materials–0.27%
Cemex
#144A 7.25% 1/15/21		200,000	208,500
#144A 7.75% 4/16/26		200,000	205,480
#Tenedora Nemak 144A 5.50% 2/28/23		200,000	206,500
#Union Andina De Cementos 144A 5.875% 10/30/21		150,000	150,750

			771,230

Consumer Finance–0.30%
General Motors Financial
3.45% 4/10/22		250,000	245,797
4.375% 9/25/21		75,000	77,609
5.25% 3/1/26		105,000	110,030

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Hyundai Capital America
#144A 2.125% 10/2/17		155,000	$155,445
#144A 3.00% 3/18/21		110,000	111,430
Toyota Motor Credit 2.80% 7/13/22		155,000	160,681

			860,992

Containers & Packaging–0.07%
Ball 5.25% 7/1/25		140,000	147,525
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		50,000	52,187

			199,712

Diversified Consumer Services–0.08%
#ENA Norte Trust 144A 4.95% 4/25/23		213,991	218,270

			218,270

Diversified Financial Services–0.94%
AerCap Ireland Capital 4.625% 7/1/22		250,000	255,937
Berkshire Hathaway
2.75% 3/15/23		110,000	112,287
3.125% 3/15/26		365,000	374,720
#•Corp Financiera de Desarrollo 144A 5.25% 7/15/29		200,000	202,000
General Electric Capital
2.10% 12/11/19		235,000	240,709
4.25% 1/17/18	NZD	175,000	123,200
5.55% 5/4/20		150,000	173,042
6.00% 8/7/19		234,000	269,897
National Rural Utilities Cooperative Finance
2.30% 11/1/20		20,000	20,374
2.70% 2/15/23		220,000	223,659
3.25% 11/1/25		15,000	15,740
•4.75% 4/30/43		275,000	265,554
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		240,000	240,711
•Voya Financial 5.65% 5/15/53		165,000	154,275

			2,672,105

Diversified Telecommunication Services–1.06%
AT&T
3.60% 2/17/23		695,000	723,092
4.125% 2/17/26		205,000	216,925
Bell Canada 3.35% 3/22/23	CAD	53,000	42,932
CenturyLink
5.80% 3/15/22		185,000	178,682
6.75% 12/1/23		195,000	190,369
#Colombia Telecomunicaciones 144A 5.375% 9/27/22		200,000	182,020

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Frontier Communications 144A 8.875% 9/15/20	150,000	$156,375
#GTP Acquisition Partners I 144A 2.35% 6/15/20	100,000	98,527
#Neptune Finco 144A 6.625% 10/15/25	200,000	216,730
SBA Tower Trust
#144A 2.24% 4/16/18	180,000	178,810
#144A 2.898% 10/15/19	90,000	90,426
Verizon Communications 4.862% 8/21/46	335,000	354,697
#Virgin Media Secured Finance 144A 5.25% 1/15/26	200,000	201,000
#Wind Acquisition Finance 144A 7.375% 4/23/21	220,000	200,200

		3,030,785

Electric Utilities–2.62%
Alabama Power 4.30% 1/2/46	5,000	5,340
Appalachian Power
3.40% 6/1/25	185,000	189,638
4.45% 6/1/45	105,000	108,706
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	331,339
Black Hills 3.95% 1/15/26	60,000	63,038
@ComEd Financing III 6.35% 3/15/33	220,000	238,135
Commonwealth Edison 4.35% 11/15/45	180,000	197,394
Consumers Energy 4.10% 11/15/45	50,000	52,929
Dominion Resources 3.90% 10/1/25	235,000	242,163
Duke Energy
3.75% 4/15/24	215,000	225,160
4.80% 12/15/45	210,000	224,344
Duke Energy Carolinas 3.875% 3/15/46	95,000	96,998
#•Electricite de France 144A 5.25% 12/29/49	170,000	156,187
#•Enel 144A 8.75% 9/24/73	390,000	434,850
#Enel Finance International 144A 6.00% 10/7/39	105,000	123,652
Entergy 4.00% 7/15/22	455,000	483,149
Entergy Arkansas 3.50% 4/1/26	35,000	37,445
Entergy Louisiana 4.95% 1/15/45	50,000	51,220
#Exelon 144A 3.95% 6/15/25	145,000	150,561
Great Plains Energy 4.85% 6/1/21	95,000	103,520
Indiana Michigan Power 3.20% 3/15/23	125,000	126,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Indiana Michigan Power (continued)
4.55% 3/15/46	55,000	$56,825
IPALCO Enterprises 5.00% 5/1/18	175,000	184,625
Kansas City Power & Light 3.65% 8/15/25	275,000	284,468
LG&E & KU Energy 4.375% 10/1/21	395,000	428,504
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	128,134
MidAmerican Energy 4.25% 5/1/46	305,000	328,138
NextEra Energy Capital Holdings 3.625% 6/15/23	195,000	200,832
NV Energy 6.25% 11/15/20	195,000	225,408
Pennsylvania Electric 5.20% 4/1/20	220,000	231,671
Public Service of New Hampshire 3.50% 11/1/23	160,000	169,315
Public Service of Oklahoma 5.15% 12/1/19	165,000	180,538
Southern 2.75% 6/15/20	555,000	563,251
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	210,000	217,362
Westar Energy 3.25% 12/1/25	115,000	120,716
Wisconsin Electric Power 4.30% 12/15/45	105,000	114,739
Xcel Energy 3.30% 6/1/25	385,000	395,559

		7,472,428

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16	85,000	86,285

		86,285

Food & Staples Retailing–0.21%
CVS Health
3.875% 7/20/25	70,000	75,684
#144A 5.00% 12/1/24	120,000	137,812
Sysco 3.30% 7/15/26	375,000	381,173

		594,669

Food Products–0.10%
Campbell Soup 3.30% 3/19/25	240,000	248,334
#JBS USA Finance 144A 5.75% 6/15/25	35,000	30,800

		279,134

Gas Utilities–0.11%
AmeriGas Finance 7.00% 5/20/22	205,000	211,150
Dominion Gas Holdings 4.60% 12/15/44	115,000	113,396

		324,546

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.34%
Becton Dickinson 6.375% 8/1/19	330,000	$376,343
#NuVasive 144A 2.25% 3/15/21	38,000	40,850
Stryker
2.625% 3/15/21	140,000	142,925
3.50% 3/15/26	55,000	57,116
Zimmer Biomet Holdings 3.375% 11/30/21	330,000	339,708

		956,942

Health Care Providers & Services–0.41%
DaVita HealthCare Partners 5.00% 5/1/25	365,000	362,263
HCA 5.375% 2/1/25	295,000	298,596
HealthSouth
5.125% 3/15/23	50,000	50,063
5.75% 9/15/25	80,000	81,240
Highmark
#@144A 4.75% 5/15/21	150,000	153,809
#@144A 6.125% 5/15/41	65,000	68,120
Tenet Healthcare 4.50% 4/1/21	150,000	151,500

		1,165,591

Hotels, Restaurants & Leisure–0.14%
MGM Resorts International 6.00% 3/15/23	206,000	214,240
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	150,000	155,919
@4.50% 10/1/34	35,000	33,567

		403,726

Household Durables–0.01%
Newell Rubbermaid 3.85% 4/1/23	25,000	25,967

		25,967

Independent Power & Renewable Electricity Producers–0.20%
AES Gener
#144A 5.00% 7/14/25	200,000	201,570
#144A 5.25% 8/15/21	220,000	234,016
Calpine 5.375% 1/15/23	125,000	121,797

		557,383

Independent Power Producers & Energy Traders–0.08%
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	227,073

		227,073

Insurance–0.79%
American International Group 3.30% 3/1/21	145,000	148,411
•MetLife 5.25% 12/29/49	190,000	182,044
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	543,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial
•5.375% 5/15/45	140,000	$138,775
•5.625% 6/15/43	165,000	168,259
TIAA Asset Management Finance
#144A 2.95% 11/1/19	160,000	162,516
#144A 4.125% 11/1/24	335,000	346,830
Trinity Acquisition
3.50% 9/15/21	40,000	40,742
4.40% 3/15/26	65,000	66,070
#USI 144A 7.75% 1/15/21	40,000	40,150
XLIT
4.45% 3/31/25	180,000	178,564
5.50% 3/31/45	160,000	154,057
•6.50% 12/29/49	120,000	83,400

		2,253,318

Internet Software & Services–0.25%
Baidu 2.75% 6/9/19	350,000	355,748
#Tencent Holdings 144A 3.375% 5/2/19	200,000	207,313
Zayo Group 6.00% 4/1/23	135,000	135,421

		698,482

IT Services–0.21%
First Data
#144A 5.00% 1/15/24	85,000	85,425
#144A 5.75% 1/15/24	445,000	446,624
#144A 7.00% 12/1/23	62,000	62,853

		594,902

Machinery–0.11%
Crane
2.75% 12/15/18	35,000	35,688
4.45% 12/15/23	245,000	256,725
Parker Hannifin 3.30% 11/21/24	15,000	15,797

		308,210

Media–1.93%
21st Century Fox America 4.95% 10/15/45	185,000	198,572
CC Holdings GS V 3.849% 4/15/23	175,000	180,693
#CCO Holdings 144A 5.125% 5/1/23	205,000	209,100
#CCO Safari II 144A 4.908% 7/23/25	480,000	507,053
#CCOH Safari 144A 5.75% 2/15/26	115,000	119,313
#Columbus International 144A 7.375% 3/30/21	290,000	309,937
Comcast 3.15% 3/1/26	805,000	839,180
CSC Holdings 5.25% 6/1/24	450,000	402,187
DISH DBS 5.00% 3/15/23	110,000	97,350

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Gray Television 7.50% 10/1/20		90,000	$95,400
#Myriad International Holdings 144A 5.50% 7/21/25		200,000	201,979
#Numericable-SFR 144A
6.00% 5/15/22		200,000	196,000
Omnicom Group 3.60% 4/15/26		145,000	148,837
#SES 144A 3.60% 4/4/23		75,000	73,641
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44		495,000	455,225
#Sky 144A 3.75% 9/16/24		715,000	739,216
Time Warner 4.85% 7/15/45		220,000	224,672
#Tribune Media 144A 5.875% 7/15/22		250,000	244,870
#VTR Finance 144A 6.875% 1/15/24		200,000	195,500
WPP Finance 2010 5.625% 11/15/43		45,000	46,698

			5,485,423

Metals & Mining–0.24%
BHP Billiton Finance 3.00% 3/30/20	AUD	20,000	14,921
#Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21		200,000	205,119
#Lundin Mining 144A 7.50% 11/1/20		105,000	100,800
#MMC Norilsk Nickel OJSC via MMC Finance 144A 6.625% 10/14/22		200,000	209,563
Southern Copper 5.875% 4/23/45		165,000	147,224

			677,627

Multi-Utilities–0.84%
Ameren Illinois 9.75% 11/15/18		1,087,000	1,306,028
American Water Capital
3.40% 3/1/25		40,000	42,182
4.30% 9/1/45		165,000	174,588
CenterPoint Energy 5.95% 2/1/17		10,000	10,344
CMS Energy 6.25% 2/1/20		215,000	247,278
#DTE Energy 144A 3.30% 6/15/22		180,000	187,064
Louisville Gas & Electric 4.375% 10/1/45		90,000	98,404
Public Service Electric & Gas 3.80% 3/1/46		20,000	20,474
Puget Energy 6.00% 9/1/21		130,000	148,402
WEC Energy Group 3.55% 6/15/25		165,000	171,742

			2,406,506

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–1.27%
Energy Transfer Partners
4.75% 1/15/26	75,000	$68,286
9.70% 3/15/19	238,000	263,338
EnLink Midstream Partners 4.15% 6/1/25	50,000	38,868
Enterprise Products Operating
3.70% 2/15/26	55,000	54,056
•7.034% 1/15/68	40,000	40,660
#Lukoil International Finance 144A 3.416% 4/24/18	200,000	199,200
Murphy Oil USA 6.00% 8/15/23	285,000	296,400
Noble Energy 5.05% 11/15/44	150,000	128,201
Occidental Petroleum
3.40% 4/15/26	115,000	116,242
4.40% 4/15/46	125,000	126,122
#Pertamina Persero 144A 5.625% 5/20/43	200,000	177,147
Petrobras Global Finance
4.875% 3/17/20	70,000	58,429
5.875% 3/1/18	85,000	81,795
Petroleos Mexicanos
#144A 6.375% 2/4/21	10,000	10,690
6.50% 6/2/41	170,000	160,905
#144A 6.875% 8/4/26	10,000	10,850
#Petronas Global Sukuk 144A 2.707% 3/18/20	220,000	221,553
Plains All American Pipeline 8.75% 5/1/19	435,000	481,214
Regency Energy Partners 5.875% 3/1/22	160,000	155,629
Williams Partners 7.25% 2/1/17	340,000	348,513
#Woodside Finance 144A 8.75% 3/1/19	380,000	437,108
YPF
#144A 8.50% 3/23/21	50,000	50,188
#144A 8.75% 4/4/24	85,000	84,575

		3,609,969

Paper & Forest Products–0.24%
Georgia-Pacific 8.00% 1/15/24	520,000	671,492

		671,492

Pharmaceuticals–0.18%
AstraZeneca 3.375% 11/16/25	245,000	254,092
Johnson & Johnson 3.70% 3/1/46	70,000	73,695
#Mallinckrodt International Finance 144A 5.50% 4/15/25	215,000	190,813

		518,600

Real Estate Investment Trusts–1.25%
American Tower
2.80% 6/1/20	35,000	35,212

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
4.00% 6/1/25	220,000	$227,383
4.40% 2/15/26	30,000	31,785
#American Tower Trust I 144A 3.07% 3/15/23	245,000	245,531
CBL & Associates
4.60% 10/15/24	165,000	150,461
5.25% 12/1/23	35,000	33,294
Corporate Office Properties
3.60% 5/15/23	175,000	164,645
5.25% 2/15/24	180,000	185,567
Crown Castle International
3.40% 2/15/21	85,000	86,361
4.45% 2/15/26	80,000	83,342
DDR
7.50% 4/1/17	110,000	115,912
7.875% 9/1/20	365,000	438,988
Education Realty Operating Partnership 4.60% 12/1/24	185,000	183,252
Equinix 5.375% 4/1/23	192,000	199,680
GEO Group
5.125% 4/1/23	120,000	117,300
5.875% 10/15/24	150,000	152,063
Hospitality Properties Trust 4.50% 3/15/25	180,000	173,408
Host Hotels & Resorts
3.75% 10/15/23	45,000	43,975
4.50% 2/1/26	150,000	151,966
Kimco Realty 3.40% 11/1/22	35,000	35,529
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	200,000	193,500
Regency Centers 5.875% 6/15/17	128,000	134,225
Simon Property Group
2.50% 7/15/21	65,000	66,466
3.30% 1/15/26	80,000	83,125
UDR 4.00% 10/1/25	55,000	57,240
WP Carey 4.60% 4/1/24	160,000	163,023

		3,553,233

Real Estate Management & Development–0.03%
#IRSA Propiedades Comerciales 144A 8.75% 3/23/23	80,000	80,320

		80,320

Road & Rail–0.18%
Burlington Northern Santa Fe 4.70% 9/1/45	270,000	301,451
CSX 3.35% 11/1/25	215,000	221,840

		523,291

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment–0.00%
Micron Technology 5.50% 2/1/25	10,000	$8,156

		8,156

Software–0.17%
CDK Global 4.50% 10/15/24	135,000	133,950
#MTS International Funding 144A 8.625% 6/22/20	150,000	171,369
Oracle 3.25% 5/15/30	185,000	186,797

		492,116

Specialty Retail–0.34%
Home Depot
2.00% 4/1/21	150,000	151,609
3.00% 4/1/26	250,000	262,777
QVC 5.45% 8/15/34	130,000	115,249
Sally Holdings 5.75% 6/1/22	5,000	5,256
Signet UK Finance 4.70% 6/15/24	430,000	426,815

		961,706

Technology Hardware, Storage & Peripherals–0.37%
Apple 3.25% 2/23/26	600,000	627,217
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	414,656

		1,041,873

Textiles, Apparel & Luxury Goods–0.07%
#INVISTA Finance 144A 4.25% 10/15/19	215,000	207,475

		207,475

Tobacco–0.22%
Reynolds American
4.00% 6/12/22	185,000	201,317
4.45% 6/12/25	385,000	424,381

		625,698

Trading Companies & Distributors–0.05%
United Rentals North America 5.50% 7/15/25	151,000	150,780

		150,780

Wireless Telecommunication Services–0.72%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	965,115
Millicom International Cellular
#144A 6.00% 3/15/25	200,000	186,250
#144A 6.625% 10/15/21	200,000	202,250
Sprint Communications
#144A 7.00% 3/1/20	50,000	50,250
#144A 9.00% 11/15/18	235,000	247,338
T-Mobile USA 6.125% 1/15/22	185,000	191,938

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#VimpelCom Communications 144A 7.748% 2/2/21	200,000	$214,772

		2,057,913

Total Corporate Bonds (Cost $65,331,959)		66,452,604

MUNICIPAL BONDS–0.79%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	95,000	111,225
Commonwealth of Massachusetts Series A 5.00% 3/1/46	130,000	151,557
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	160,000	188,261
New Jersey Turnpike Authority Series E 5.00% 1/1/45	150,000	172,159
New York City, New York Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	135,000	158,088
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	75,000	95,587
Series A 5.00% 3/15/27	40,000	50,443
New York, New York
Series C 5.00% 8/1/26	70,000	88,356
Series C 5.00% 8/1/27	95,000	118,951
North Carolina State Series A 5.00% 6/1/27	195,000	252,675
Oregon State Taxable Pension 5.892% 6/1/27	485,000	605,498
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	65,000	76,435
Texas Water Development Board Series A 5.00% 10/15/45	150,000	177,704

Total Municipal Bonds (Cost $2,113,777)		2,246,939

NON-AGENCY ASSET-BACKED SECURITIES–3.42%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	84,827	88,139
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	255,000	254,938
Series 2014-4 A2 1.43% 6/17/19	280,000	279,908
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.676% 5/15/20	550,000	549,481
#•Avery Point III CLO Series 2013-3A A 144A 2.02% 1/18/25	250,000	246,153

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	140,000	$141,055
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	188,294
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	240,004
BA Credit Card Trust
•Series 2014-A2 A 0.706% 9/16/19	120,000	120,000
•Series 2014-A3 A 0.726% 1/15/20	155,000	155,046
•Series 2015-A1 A 0.766% 6/15/20	550,000	550,388
#•Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 2.114% 7/20/26	500,000	494,933
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	195,000	195,287
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.476% 7/15/20	235,000	234,066
#•Carlyle Global Market Strategies CLO Series 2014-2A A 144A 2.088% 5/15/25	250,000	247,874
#•Cedar Funding III CLO 144A 2.148% 5/20/26	250,000	248,591
#•Cent CLO Series 2014-21A A1B 144A 2.011% 7/27/26	250,000	247,156
•Chase Issuance Trust Series 2014-A5 A5 0.806% 4/15/21	200,000	199,813
#•Chesapeake Funding Series 2012-2A A 144A 0.891% 5/7/24	19,142	19,141
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	60,855	60,759
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	240,000	245,204
•Series 2014-A9 A9 0.682% 11/23/18	425,000	425,000
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.736% 8/17/20	200,000	199,950
•Series 2014-A1 A1 0.866% 7/15/21	200,000	200,160
Series 2015-A3 A 1.45% 3/15/21	165,000	165,389
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	97,896	96,951

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	135,000	$134,905
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.882% 10/20/19	200,000	198,741
#•Golden Credit Card Trust Series 2014-2A A 144A 0.886% 3/15/21	100,000	98,832
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,797
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	247,350	220,926
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	125,000	125,332
#•Magnetite IX Series 2014-9A A1 144A 2.039% 7/25/26	485,000	480,680
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 0.998% 7/16/18	110,000	110,007
Mid-State Trust Series 11 A1 4.864% 7/15/38	81,573	86,627
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	195,000	193,660
#•Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.042% 7/15/27	250,000	247,417
#•Neuberger Berman CLO XVII Series 2014-17A A 144A 2.089% 8/4/25	250,000	248,267
•Nissan Auto Lease Trust Series 2015-B A2B 0.966% 12/15/17	130,000	130,105
#•Penarth Master Issuer Series 2015-1A A1 144A 0.84% 3/18/19	150,000	149,520
#•PFS Financing Series 2015-AA A 144A 1.056% 4/15/20	100,000	98,721
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	140,000	139,954
#Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32	99,957	99,889
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	154,879
Series 2015-2 A 1.60% 4/15/21	235,000	235,334

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	405,000	$400,407

Total Non-Agency Asset-Backed Securities (Cost $9,812,708)		9,747,680

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.02%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	8,928	8,912
Series 2005-6 7A1 5.50% 7/25/20	7,834	7,651
•ChaseFlex Trust Series 2006-1 A4 4.709% 6/25/36	255,000	211,389
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	395,818
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	94,206	93,666
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	21,390	21,745
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	111,411	113,953
#•Series 2014-2 B1 144A 3.427% 6/25/29	87,131	89,580
#•Series 2014-2 B2 144A 3.427% 6/25/29	87,131	88,227
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	100,161
#•Series 2015-1 B1 144A 2.666% 12/25/44	198,246	195,729
#•Series 2015-4 B1 144A 3.636% 6/25/45	98,559	95,906
#•Series 2015-4 B2 144A 3.636% 6/25/45	98,559	93,915
#•Series 2015-5 B2 144A 2.897% 5/25/45	99,120	92,492
#•Series 2015-6 B1 144A 3.652% 10/25/45	98,937	101,908
#•Series 2015-6 B2 144A 3.652% 10/25/45	98,937	99,941
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33	23,373	22,950
•New Residential Mortgage Loan Trust Series 2015-2A A1 3.75% 8/25/55	143,997	148,705
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.673% 9/25/43	94,429	93,901

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust (continued)
#•Series 2014-2 A4 144A 3.50% 7/25/44		110,423	$112,791
#•Series 2015-1 B2 144A 3.892% 1/25/45		68,182	68,821
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		59,454	60,411
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55		135,613	135,477
#•Series 2015-6 A1B 144A 2.75% 4/25/55		137,519	137,215
#•Series 2016-1 A1B 144A 2.75% 2/25/55		105,000	104,874
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		23,385	23,563
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		71,243	72,303
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45		98,041	100,043

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,743,342)			2,892,047

ΔREGIONAL BONDS–0.15%
Argentina–0.07%
Provincia de Buenos Aires #144A 9.95% 6/9/21		175,000	184,187

			184,187

Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	49,900	42,715
Queensland Treasury #144A 3.25% 7/21/26	AUD	63,000	49,311

			92,026

Canada–0.05%
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	30,409
Province of Quebec Canada 6.00% 10/1/29	CAD	118,000	124,821

			155,230

Total Regional Bonds (Cost $433,925)			431,443

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS–2.38%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		266,263	$267,803
Aramark Tranche E 3.25% 9/7/19		236,350	236,291
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		180,000	179,356
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		102,948	102,131
FCA US Tranche B 1st Lien 3.50% 5/24/17		22,778	22,808
First Data Tranche B 1st Lien 4.432% 3/24/21		953,637	952,445
Gardner Denver 1st Lien 4.25% 7/30/20		294,735	269,498
HCA Tranche B6 1st Lien 3.683% 3/18/23		398,250	400,201
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		571,783	572,558
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		115,220	114,837
Landry’s Tranche B 4.00% 4/24/18		164,823	164,720
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		300,000	301,220
MPH Acquisition Tranche B 3.75% 3/31/21		817,500	810,960
Numericable 4.50% 5/21/20		360,027	358,206
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		311,473	309,897
@Republic of Angola (Unsecured) 7.045% 12/16/23		400,000	334,000
@Sensus 2nd Lien 8.50% 5/9/18		300,000	298,875
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		160,000	160,129
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		718,082	711,853
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		203,214	200,589

Total Senior Secured Loans (Cost $6,793,933)			6,768,377

ΔSOVEREIGN BONDS–1.33%
Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	41,000	34,620

			34,620

Brazil–0.09%
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	392,000	92,369

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazilian Government International Bond 5.00% 1/27/45		200,000	$161,000

			253,369

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	23,495

			23,495

Dominican Republic–0.11%
Dominican Republic International Bond
#144A 6.875% 1/29/26		100,000	106,500
#144A 7.50% 5/6/21		200,000	218,500

			325,000

Hungary–0.04%
Hungary Government International Bond 5.375% 3/25/24		100,000	112,213

			112,213

Indonesia–0.08%
#Indonesia Government International Bond 144A 4.875% 5/5/21		200,000	215,711

			215,711

Mexico–0.25%
Mexican Bonos
5.75% 3/5/26	MXN	11,964,400	683,359
6.50% 6/9/22	MXN	689,000	41,847

			725,206

Mongolia–0.07%
#Mongolia Government International Bond 144A 10.875% 4/6/21		200,000	200,775

			200,775

New Zealand–0.02%
New Zealand Government Bond 4.50% 4/15/27	NZD	86,000	68,185

			68,185

Paraguay–0.07%
#Paraguay Government International Bond 144A 5.00% 4/15/26		200,000	201,500

			201,500

Peru–0.07%
Peruvian Government International Bond 4.125% 8/25/27		138,000	145,245

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bond (continued)
#144A 6.95% 8/12/31	PEN	197,000	$57,954

			203,199

Poland–0.24%
Poland Government Bond
2.50% 7/25/26	PLN	1,487,000	387,319
3.25% 7/25/25	PLN	1,056,000	295,390

			682,709

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	15,227

			15,227

Republic of Korea–0.07%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	222,199,584	194,787

			194,787

Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		200,000	183,950

			183,950

United Kingdom–0.07%
United Kingdom Gilt
3.25% 1/22/44	GBP	49,900	85,844
3.50% 1/22/45	GBP	56,200	101,402

			187,246

Uruguay–0.06%
Uruguay Government International Bond 4.375% 10/27/27		162,000	166,860

			166,860

Total Sovereign Bonds (Cost $3,717,787)			3,794,052

SUPRANATIONAL BANKS–0.45%
Asian Development Bank 0.50% 3/24/20	AUD	42,000	29,391
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	1,710,000,000	128,011
Inter-American Development Bank 6.00% 9/5/17	INR	13,100,000	196,205
International Bank for Reconstruction & Development 1.625% 3/9/21		240,000	241,739

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
3.50% 1/22/21	NZD	606,000	$428,800
4.625% 10/6/21	NZD	35,000	26,091
International Finance
2.125% 4/7/26		215,000	216,934
3.625% 5/20/20	NZD	24,000	17,086

Total Supranational Banks (Cost $1,283,309)			1,284,257

U.S. TREASURY OBLIGATIONS–4.38%
U.S. Treasury Bonds
2.875% 8/15/45		1,425,000	1,498,977
3.00% 11/15/45		935,000	1,009,434
•U.S. Treasury Floating Rate Note 0.403% 10/31/17		5,110,000	5,110,828
U.S. Treasury Notes
1.25% 3/31/21		3,730,000	3,734,442
1.375% 1/31/21		975,000	982,046
1.625% 2/15/26		70,000	68,986
2.25% 11/15/25		70,000	72,855

Total U.S. Treasury Obligations (Cost $12,370,016)			12,477,568

		Number of Shares

MONEY MARKET FUND–0.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)		353,157	353,157

Total Money Market Fund (Cost $353,157)			353,157

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–8.57%
≠Certificates of Deposit–2.28%
Royal Bank of Canada •0.874% 10/14/16	6,500,000	$6,501,612

		6,501,612

≠Discounted Commercial Paper–6.29%
Air Products & Chemicals 0.45% 5/2/16	750,000	749,736
BMW US Capital 0.40% 4/28/16	3,000,000	2,999,083
BNP Paribas New York Branch 0.25% 4/1/16	4,790,000	4,789,955
Cornell University
0.50% 5/17/16	3,390,000	3,387,797
0.50% 6/9/16	3,500,000	3,496,045
JPMorgan Securities 0.62% 7/22/16	2,500,000	2,495,794

		17,918,410

Total Short-Term Investments (Cost $24,418,467)		24,420,022

TOTAL VALUE OF SECURITIES–107.40% (Cost $278,838,329)	306,031,591
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.40%)	(21,086,672)

NET ASSETS APPLICABLE TO 20,522,511 SHARES OUTSTANDING–100.00%	$284,944,919

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $34,297,365, which represents 12.04% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $303,320 cash and $72 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $6,303,889, which represents 2.21% of the Fund’s net assets.

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $152,143, which represents 0.05% of the Fund’s net assets.

≠ The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(213,108)	USD	153,389	4/7/16	$(9,917)
BAML	CAD	(378,795)	USD	280,744	4/7/16	(10,921)
BAML	EUR	486,627	USD	(530,246)	4/7/16	23,609
BAML	JPY	6,973,144	USD	(61,823)	4/7/16	152
BAML	NZD	(445,597)	USD	292,628	4/7/16	(15,257)
BAML	RUB	13,333,749	USD	(196,721)	4/7/16	1,356
BNP	AUD	(67,114)	USD	47,793	4/7/16	(3,637)
BNP	INR	6,594,064	USD	(98,684)	4/7/16	766
BNP	NOK	(148,742)	USD	13,331	4/7/16	(4,643)
BNYM	EUR	(26,393)	USD	30,025	4/1/16	(8)
DB	PLN	1,486,784	USD	(399,243)	4/4/16	(805)
HSBC	GBP	(113,775)	USD	157,882	4/7/16	(5,532)
JPMC	KRW	(211,964,600)	USD	171,032	4/7/16	(13,968)
JPMC	PLN	(238,967)	USD	59,744	4/7/16	(4,292)
TD	GBP	(99,119)	USD	143,138	4/7/16	776
TD	JPY	(6,235,213)	USD	55,293	4/7/16	(123)
TD	MXN	6,822,955	USD	(396,476)	4/1/16	(1,607)
TD	NZD	(297,357)	USD	203,914	4/7/16	(1,545)
UBS	INR	5,721,085	USD	(83,752)	4/7/16	2,531

						$(43,065)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	E-mini S&P 500 Index	$(1,823,152)	$(1,846,350)	6/20/16	$(23,198)
17	U.S. Treasury 10 yr Notes	2,195,739	2,216,641	6/22/16	20,902
27	U.S. Treasury Long Bonds	4,466,048	4,439,812	6/22/16	(26,236)

					$(28,532)

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased
ICE	JPMC - CDX.NA.HY.25[2]		860,000	5.00%	12/20/20	$(14,775)	$(9,826)
ICE	JPMC - CDX.NA.HY.25[2]		930,000	5.00%	12/20/20	(23,235)	(3,368)
ICE	JPMC - iTraxx® Europe
	Crossover Series 25[3]	EUR	615,000	5.00%	6/20/21	(56,964)	(6,909)
JPMC	CDX.EM.25[4]		955,000	1.00%	6/20/21	80,836	2,190

							$(17,913)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Received	Floating Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
CME - BOA 10 yr	1,390,000	2.049%	0.629%	1/12/26	$51,405
CME - BOA 30 yr	795,000	2.524%	0.629%	1/12/46	67,185
CME - BOA 30 yr	630,000	2.504%	0.629%	1/12/46	50,274
CME - BOA 30 yr	860,000	2.485%	0.629%	1/14/46	64,845

					$233,709

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

3Markit’s iTraxx® Europe Crossover Index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BOA–Bank of America

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$278,838,329

Aggregate unrealized appreciation	$38,201,782
Aggregate unrealized depreciation	(11,008,520)

Net unrealized appreciation	$27,193,262

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaultrates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,735,032	$—	$—	$1,735,032
Air Freight & Logistics	218,899	—	—	218,899
Auto Components	691,961	—	—	691,961
Automobiles	130,275	—	—	130,275
Banks	2,503,899	70,319	—	2,574,218
Beverages	261,324	—	—	261,324
Biotechnology	3,232,035	—	—	3,232,035
Building Products	223,854	—	—	223,854
Capital Markets	1,291,294	—	—	1,291,294
Chemicals	1,156,704	—	—	1,156,704
Commercial Services & Supplies	908,438	—	—	908,438
Communications Equipment	951,434	—	—	951,434
Construction & Engineering	202,617	—	—	202,617
Consumer Finance	142,085	—	—	142,085
Containers & Packaging	92,228	—	—	92,228
Diversified Financial Services	631,586	—	—	631,586
Diversified Telecommunication Services	1,562,777	—	—	1,562,777
Electric Utilities	661,236	—	—	661,236
Electrical Equipment	96,968	—	—	96,968
Electronic Equipment, Instruments & Components	73,137	—	—	73,137
Energy Equipment & Services	704,171	—	—	704,171
Food & Staples Retailing	1,708,381	—	—	1,708,381
Food Products	1,637,891	—	—	1,637,891
Gas Utilities	89,261	—	—	89,261
Health Care Equipment & Supplies	791,802	65,209	—	857,011
Health Care Providers & Services	2,213,536	—	—	2,213,536
Hotels, Restaurants & Leisure	551,488	—	—	551,488
Household Durables	91,373	—	—	91,373
Household Products	395,433	—	—	395,433
Industrial Conglomerates	360,817	—	—	360,817
Insurance	1,782,359	169,612	—	1,951,971
Internet & Catalog Retail	1,379,918	—	—	1,379,918
Internet Software & Services	3,459,130	—	—	3,459,130
IT Services	3,600,076	—	—	3,600,076
Leisure Products	78,884	—	—	78,884
Life Sciences Tools & Services	212,385	—	—	212,385
Machinery	695,705	—	—	695,705
Media	1,349,468	—	—	1,349,468
Metals & Mining	233,540	—	—	233,540
Multiline Retail	105,839	—	—	105,839
Multi-Utilities	132,763	—	—	132,763
Oil, Gas & Consumable Fuels	2,496,518	—	—	2,496,518

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$162,895	$—	$—	$162,895
Pharmaceuticals	3,521,125	—	—	3,521,125
Professional Services	837,483	—	—	837,483
Real Estate Investment Trusts	5,740,642	—	—	5,740,642
Road & Rail	290,101	—	—	290,101
Semiconductors & Semiconductor Equipment	2,642,822	—	—	2,642,822
Software	3,479,827	—	—	3,479,827
Specialty Retail	1,318,089	—	—	1,318,089
Technology Hardware, Storage & Peripherals	668,282	—	—	668,282
Textiles, Apparel & Luxury Goods	207,034	—	—	207,034
Thrifts & Mortgage Finance	54,308	—	—	54,308
Trading Companies & Distributors	111,972	—	—	111,972
Developed Markets
Aerospace & Defense	332,477	—	—	332,477
Air Freight & Logistics	502,593	—	—	502,593
Auto Components	421,829	—	—	421,829
Automobiles	968,685	—	—	968,685
Banks	2,139,531	—	—	2,139,531
Beverages	784,166	—	—	784,166
Construction & Engineering	672,571	—	—	672,571
Containers & Packaging	519,241	—	—	519,241
Diversified Telecommunication Services	770,287	—	—	770,287
Energy Equipment & Services	28,468	—	—	28,468
Food & Staples Retailing	329,953	—	—	329,953
Food Products	362,076	—	—	362,076
Household Durables	430,669	—	—	430,669
Industrial Conglomerates	498,842	—	—	498,842
Insurance	500,033	—	—	500,033
IT Services	867,019	—	—	867,019
Life Sciences Tools & Services	106,642	—	—	106,642
Media	186,995	—	—	186,995
Metals & Mining	435,738	—	—	435,738
Multi-Utilities	250,735	—	—	250,735
Oil, Gas & Consumable Fuels	591,059	—	—	591,059
Pharmaceuticals	3,417,225	—	—	3,417,225
Professional Services	729,160	—	—	729,160
Road & Rail	514,972	—	—	514,972
Software	347,156	—	—	347,156
Specialty Retail	467,749	—	—	467,749
Textiles, Apparel & Luxury Goods	858,321	—	—	858,321
Tobacco	641,752	—	—	641,752
Trading Companies & Distributors	747,667	—	—	747,667
Wireless Telecommunication Services	381,506	—	—	381,506
Emerging Markets
Airlines	20,188	—	—	20,188
Automobiles	237,237	—	—	237,237
Banks	1,510,920	139,447	—	1,650,367
Beverages	691,496	—	—	691,496
Building Products	231,717	—	—	231,717
Chemicals	195,663	—	—	195,663
Construction Materials	512,428	—	—	512,428
Diversified Financial Services	177,263	—	—	177,263
Diversified Telecommunication Services	287,845	—	—	287,845
Electronic Equipment, Instruments & Components	410,196	—	—	410,196
Food & Staples Retailing	163,751	—	—	163,751

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$714,639	$—	$—	$714,639
Hotels, Restaurants & Leisure	—	44,625	—	44,625
Insurance	209,190	—	—	209,190
Internet & Catalog Retail	47,640	—	—	47,640
Internet Software & Services	959,061	257,608	—	1,216,669
IT Services	92,533	—	—	92,533
Media	315,735	—	—	315,735
Metals & Mining	162,987	14,764	—	177,751
Multiline Retail	107,182	—	—	107,182
Oil, Gas & Consumable Fuels	1,843,213	123,190	—	1,966,403
Paper & Forest Products	72,643	—	—	72,643
Personal Products	264,174	—	—	264,174
Real Estate Management & Development	59,755	12,696	—	72,451
Road & Rail	3,732	—	—	3,732
Semiconductors & Semiconductor Equipment	797,103	—	—	797,103
Technology Hardware, Storage & Peripherals	922,392	—	—	922,392
Transportation Infrastructure	23,929	—	—	23,929
Wireless Telecommunication Services	1,711,843	—	—	1,711,843
Convertible Preferred Stock	261,260	133,565	—	394,825
Exchange-Traded Funds	13,422,940	—	—	13,422,940
Preferred Stock	—	1,155,118	—	1,155,118
Agency Collateralized Mortgage Obligations	—	5,658,748	—	5,658,748
Agency Mortgage-Backed Securities	—	47,566,599	—	47,566,599
Commercial Mortgage-Backed Securities	—	11,211,795	227,369	11,439,164
Convertible Bonds	—	2,203,908	—	2,203,908
Corporate Bonds	—	66,452,604	—	66,452,604
Municipal Bonds	—	2,246,939	—	2,246,939
Non-Agency Asset-Backed Securities	—	9,747,680	—	9,747,680
Non-Agency Collateralized Mortgage Obligations	—	2,787,173	104,874	2,892,047
Regional Bonds	—	431,443	—	431,443
Senior Secured Loans	—	6,434,377	334,000	6,768,377
Sovereign Bonds	—	3,794,052	—	3,794,052
Supranational Banks	—	1,284,257	—	1,284,257
U.S. Treasury Obligations	—	12,477,568	—	12,477,568
Money Market Fund	353,157	—	—	353,157
Short-Term Investments	—	24,420,022	—	24,420,022

Total	$106,462,030	$198,903,318	$666,243	$306,031,591

Foreign Currency Exchange Contracts	$—	$(43,065)	$—	$(43,065)

Futures Contracts	$(28,532)	$—	$—	$(28,532)

Swap Contracts	$—	$215,796	$—	$215,796

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–49.17%
U.S. MARKETS–31.82%
Aerospace & Defense–0.89%
†Esterline Technologies	195	$12,494
Honeywell International	730	81,797
†KLX	795	25,551
Lockheed Martin	420	93,030
Northrop Grumman	1,400	277,060
Raytheon	2,100	257,523
Rockwell Collins	450	41,495
United Technologies	980	98,098

		887,048

Air Freight & Logistics–0.11%
FedEx	410	66,715
†XPO Logistics	1,530	46,971

		113,686

Auto Components–0.36%
BorgWarner	1,080	41,472
Johnson Controls	6,600	257,202
†Tenneco	1,225	63,100

		361,774

Automobiles–0.07%
Ford Motor	5,200	70,200

		70,200

Banks–1.35%
BB&T	7,300	242,871
BBCN Bancorp	2,900	44,051
Bryn Mawr Bank	820	21,099
Cardinal Financial	1,850	37,647
Citigroup	2,320	96,860
City Holding	1,060	50,647
@CoBiz Financial	2,040	24,113
FirstMerit	2,480	52,204
@Flushing Financial	1,875	40,537
Great Western Bancorp	1,820	49,631
Independent Bank (Massachusetts)	800	36,768
JPMorgan Chase	2,420	143,312
KeyCorp	5,430	59,947
Old National Bancorp	3,720	45,347
Prosperity Bancshares	1,175	54,508
Sterling Bancorp	3,305	52,649
Umpqua Holdings	2,940	46,628
Webster Financial	1,600	57,440
Wells Fargo	2,770	133,957
†Western Alliance Bancorp	1,535	51,238

		1,341,454

Beverages–0.14%
PepsiCo	1,320	135,274

		135,274

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.72%
AbbVie	1,760	$100,531
†Acorda Therapeutics	1,430	37,823
†Alkermes	950	32,481
Baxalta	6,600	266,640
†Biogen	1,241	323,057
†Celgene	5,360	536,482
†Cepheid	1,410	47,038
Gilead Sciences	1,320	121,255
†Insys Therapeutics	1,355	21,666
†Ligand Pharmaceuticals Class B	570	61,041
†Retrophin	1,630	22,266
†Spectrum Pharmaceuticals	4,050	25,758
†TESARO	885	38,967
†Vanda Pharmaceuticals	3,450	28,842
†Vertex Pharmaceuticals	550	43,720

		1,707,567

Building Products–0.12%
AAON	2,510	70,280
†Continental Building Products	2,735	50,762

		121,042

Capital Markets–0.68%
Ameriprise Financial	470	44,185
Bank of New York Mellon	6,600	243,078
BlackRock	180	61,303
Evercore Partners Class A	1,830	94,703
Houlihan Lokey	1,030	25,647
Invesco	1,910	58,771
Raymond James Financial	1,100	52,371
State Street	970	56,764
†Stifel Financial	1,375	40,700

		677,522

Chemicals–0.61%
†Axalta Coating Systems	2,050	59,860
Balchem	450	27,909
†Chemtura	1,165	30,756
E.I. duPont deNemours	4,400	278,608
Eastman Chemical	1,090	78,731
Huntsman	1,390	18,487
Minerals Technologies	1,135	64,525
Quaker Chemical	565	47,946

		606,822

Commercial Services & Supplies–0.48%
ABM Industries	660	21,325
Essendant	1,595	50,928
Republic Services	780	37,167
Tetra Tech	1,605	47,861
U.S. Ecology	855	37,757

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Waste Management	4,800	$283,200

		478,238

Communications Equipment–0.49%
Cisco Systems	13,240	376,943
†Infinera	2,005	32,200
†NETGEAR	725	29,268
Plantronics	720	28,217
†Ruckus Wireless	1,980	19,424

		486,052

Construction & Engineering–0.10%
Granite Construction	1,445	69,071
†MYR Group	1,335	33,522

		102,593

Consumer Finance–0.07%
Capital One Financial	1,050	72,775

		72,775

Containers & Packaging–0.05%
WestRock	1,233	48,124

		48,124

Diversified Financial Services–0.34%
Intercontinental Exchange	1,424	334,839

		334,839

Diversified Telecommunication Services–0.81%
AT&T	10,860	425,386
Atlantic Tele-Network	625	47,394
†inContact	5,350	47,561
Verizon Communications	5,300	286,624

		806,965

Electric Utilities–0.35%
Cleco	865	47,757
Edison International	4,100	294,749

		342,506

Electrical Equipment–0.05%
Eaton	840	52,550

		52,550

Electronic Equipment, Instruments & Components–0.04%
†Anixter International	595	31,005
†Rofin-Sinar Technologies	215	6,927

		37,932

Energy Equipment & Services–0.37%
Bristow Group	295	5,581
Halliburton	8,300	296,476
†RigNet	336	4,596

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	820	$60,475

		367,128

Food & Staples Retailing–0.93%
Casey’s General Stores	1,075	121,819
CVS Health	3,790	393,137
Walgreens Boots Alliance	4,800	404,352

		919,308

Food Products–0.88%
Archer-Daniels-Midland	7,000	254,170
General Mills	810	51,313
J&J Snack Foods	455	49,267
Kraft Heinz	3,333	261,840
Mondelez International	6,400	256,768

		873,358

Gas Utilities–0.05%
Laclede Group	405	27,439
South Jersey Industries	685	19,488

		46,927

Health Care Equipment & Supplies–0.45%
CONMED	1,205	50,538
@CryoLife	3,020	32,465
DENTSPLY SIRONA	3,380	208,309
†Merit Medical Systems	2,190	40,493
†Quidel	2,120	36,591
West Pharmaceutical Services	1,140	79,025

		447,421

Health Care Providers & Services–1.19%
†Air Methods	1,470	53,243
Cardinal Health	3,100	254,045
†Express Scripts Holding	5,000	343,450
@Quest Diagnostics	4,000	285,800
†Team Health Holdings	985	41,183
UnitedHealth Group	1,090	140,501
†WellCare Health Plans	715	66,316

		1,184,538

Hotels, Restaurants & Leisure–0.29%
†Buffalo Wild Wings	55	8,147
Cheesecake Factory	665	35,305
†Del Frisco’s Restaurant Group	2,655	44,020
†Fiesta Restaurant Group	1,330	43,597
Jack in the Box	725	46,306
†Popeyes Louisiana Kitchen	945	49,197
Starbucks	980	58,506

		285,078

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.05%
†Jarden	800	$47,160

		47,160

Household Products–0.22%
Kimberly-Clark	540	72,635
Procter & Gamble	1,710	140,750

		213,385

Industrial Conglomerates–0.19%
General Electric	5,920	188,197

		188,197

Insurance–1.01%
Aflac	1,260	79,556
Allstate	4,200	282,954
American Equity Investment Life Holding	2,335	39,228
@Infinity Property & Casualty	470	37,835
Marsh & McLennan	4,800	291,792
Primerica	1,175	52,323
Prudential Financial	570	41,165
@Selective Insurance Group	1,375	50,339
Travelers	780	91,034
United Fire Group	930	40,753

		1,006,979

Internet & Catalog Retail–0.74%
†Amazon.com	110	65,300
†Liberty Interactive Class A	15,033	379,583
†Shutterfly	1,050	48,689
†TripAdvisor	3,587	238,536

		732,108

Internet Software & Services–1.83%
†Alphabet Class A	724	552,340
†Alphabet Class C	361	268,927
†eBay	11,023	263,009
†Facebook Class A	4,583	522,920
†GrubHub	1,280	32,166
j2 Global	970	59,733
†Q2 Holdings	700	16,828
†@SciQuest	2,720	37,754
†Yahoo	1,800	66,258

		1,819,935

IT Services–1.92%
Accenture Class A	1,060	122,324
Convergys	1,955	54,290
†ExlService Holdings	1,280	66,304
MasterCard Class A	3,994	377,433
†PayPal Holdings	10,186	393,180
Sabre	2,730	78,952
TeleTech Holdings	1,435	39,836

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Visa Class A	6,494	$496,661
Xerox	24,700	275,652

		1,904,632

Leisure Products–0.04%
†@Malibu Boats Class A	2,450	40,180

		40,180

Life Sciences Tools & Services–0.12%
Thermo Fisher Scientific	810	114,688

		114,688

Machinery–0.37%
Actuant Class A	1,210	29,899
Barnes Group	1,740	60,952
Columbus McKinnon	2,210	34,830
ESCO Technologies	1,510	58,860
Federal Signal	2,330	30,896
@Kadant	1,140	51,482
Parker-Hannifin	890	98,861

		365,780

Media–0.71%
@=Century Communications	5,000	0
Cinemark Holdings	770	27,589
Comcast Class A	1,340	81,847
†Discovery Communications Class A	2,371	67,882
†Discovery Communications Class C	4,278	115,506
†Liberty Global Class A	1,555	59,868
†Liberty Global Class C	3,829	143,817
National CineMedia	2,455	37,341
Walt Disney	1,750	173,793

		707,643

Metals & Mining–0.12%
Kaiser Aluminum	610	51,569
Worthington Industries	1,955	69,676

		121,245

Multiline Retail–0.06%
Nordstrom	1,000	57,210

		57,210

Multi-Utilities–0.07%
NorthWestern	1,055	65,146

		65,146

Oil, Gas & Consumable Fuels–1.33%
California Resources	424	437
†Carrizo Oil & Gas	1,620	50,090
Chevron	3,100	295,740
ConocoPhillips	6,500	261,755
EOG Resources	500	36,290

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	2,270	$189,749
Marathon Oil	9,900	110,286
Occidental Petroleum	4,530	309,988
†Parsley Energy Class A	1,070	24,182
†PDC Energy	220	13,079
†RSP Permian	1,145	33,251

		1,324,847

Paper & Forest Products–0.08%
†Boise Cascade	1,135	23,517
Neenah Paper	940	59,840

		83,357

Pharmaceuticals–1.85%
†Allergan	2,008	538,204
†Catalent	2,070	55,207
Johnson & Johnson	2,600	281,320
†Medicines	1,325	42,095
Merck	7,430	393,121
Pfizer	13,159	390,033
†Prestige Brands Holdings	800	42,712
†Valeant Pharmaceuticals International	3,556	93,523

		1,836,215

Professional Services–0.44%
Kforce	2,355	46,111
Nielsen Holdings	5,427	285,786
†On Assignment	1,415	52,242
†WageWorks	1,055	53,394

		437,533

Real Estate Investment Trusts–3.00%
American Campus Communities	325	15,304
American Tower	960	98,275
Apartment Investment & Management	650	27,183
AvalonBay Communities	400	76,080
Boston Properties	525	66,717
Brandywine Realty Trust	1,725	24,202
Camden Property Trust	150	12,613
Care Capital Properties	225	6,039
Corporate Office Properties Trust	500	13,120
Cousins Properties	1,050	10,899
Crown Castle International	4,591	397,121
DCT Industrial Trust	2,183	86,163
DDR	1,950	34,691
Douglas Emmett	1,025	30,863
Duke Realty	2,125	47,897
EastGroup Properties	645	38,939
EPR Properties	1,400	93,268
Equinix	833	275,481
Equity LifeStyle Properties	250	18,183
Equity One	550	15,763

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Equity Residential	1,000	$75,030
Essex Property Trust	200	46,772
Extra Space Storage	275	25,701
Federal Realty Investment Trust	100	15,605
First Industrial Realty Trust	1,200	27,288
First Potomac Realty Trust	600	5,436
General Growth Properties	2,200	65,406
Healthcare Realty Trust	575	17,762
Healthcare Trust of America Class A	562	16,534
Highwoods Properties	575	27,491
Host Hotels & Resorts	5,155	86,089
Kilroy Realty	325	20,108
Kimco Realty	1,050	30,219
Kite Realty Group Trust	2,082	57,692
LaSalle Hotel Properties	1,645	41,635
Lexington Realty Trust	1,250	10,750
Liberty Property Trust	250	8,365
LTC Properties	100	4,524
Macerich	275	21,791
Mack-Cali Realty	622	14,617
National Retail Properties	1,845	85,239
Pebblebrook Hotel Trust	1,830	53,198
Post Properties	400	23,896
Prologis	1,425	62,957
PS Business Parks	200	20,102
Public Storage	250	68,957
Ramco-Gershenson Properties Trust	3,830	69,055
Regency Centers	475	35,554
RLJ Lodging Trust	675	15,444
Sabra Health Care REIT	300	6,027
Simon Property Group	925	192,114
SL Green Realty	425	41,174
Sovran Self Storage	530	62,513
Spirit Realty Capital	1,600	18,000
Tanger Factory Outlet Centers	625	22,744
Taubman Centers	175	12,465
UDR	975	37,567
Urban Edge Properties	287	7,416
Ventas	925	58,238
VEREIT	1,025	9,092
Vornado Realty Trust	575	54,297
Welltower	275	19,069

		2,982,734

Road & Rail–0.16%
JB Hunt Transport Services	550	46,332
†Swift Transportation	1,285	23,940
Union Pacific	1,070	85,119

		155,391

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–1.38%
Analog Devices	530	$31,371
†Applied Micro Circuits	6,430	41,538
Broadcom	480	74,160
Intel	10,870	351,645
Maxim Integrated Products	2,340	86,065
†MaxLinear Class A	1,865	34,503
†Microsemi	1,145	43,865
QUALCOMM	10,998	562,438
†Semtech	2,520	55,415
†Silicon Laboratories	540	24,278
†Synaptics	845	67,380

		1,372,658

Software–1.87%
†Adobe Systems	810	75,978
@CA	9,366	288,379
†Callidus Software	2,350	39,198
†Electronic Arts	5,398	356,862
†Guidewire Software	1,060	57,749
Intuit	1,826	189,922
Microsoft	10,010	552,852
†Proofpoint	935	50,284
†Qlik Technologies	1,130	32,680
†salesforce.com	1,260	93,026
SS&C Technologies Holdings	620	39,320
†Tyler Technologies	635	81,667

		1,857,917

Specialty Retail–0.70%
†Boot Barn Holdings	1,593	14,974
†Express	2,845	60,911
L Brands	2,883	253,156
Lowe’s	3,600	272,700
Tractor Supply	980	88,651

		690,392

Technology Hardware, Storage & Peripherals–0.36%
Apple	2,410	262,666
EMC	3,440	91,676

		354,342

Textiles, Apparel & Luxury Goods–0.12%
†G-III Apparel Group	1,165	56,957
†Steven Madden	1,706	63,172

		120,129

Thrifts & Mortgage Finance–0.03%
WSFS Financial	875	28,455

		28,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.06%
Applied Industrial Technologies	1,340	$58,156

		58,156

Total U.S. Markets (Cost $21,893,204)		31,595,135

§DEVELOPED MARKETS–10.46%
Aerospace & Defense–0.18%
Meggitt	30,047	175,468

		175,468

Air Freight & Logistics–0.27%
Deutsche Post	9,725	270,234

		270,234

Auto Components–0.22%
Sumitomo Rubber Industries	14,400	222,503

		222,503

Automobiles–0.52%
Bayerische Motoren Werke	2,133	195,870
Toyota Motor	6,000	317,313

		513,183

Banks–1.13%
ING Groep CVA	17,027	205,957
Mitsubishi UFJ Financial Group	63,500	294,240
Nordea Bank	30,606	294,062
Standard Chartered	26,745	181,518
UniCredit	40,516	146,147

		1,121,924

Beverages–0.42%
Carlsberg Class B	2,793	266,142
Coca-Cola Amatil	22,274	150,935

		417,077

Construction & Engineering–0.35%
Vinci	4,651	346,492

		346,492

Containers & Packaging–0.27%
Rexam	29,402	267,729

		267,729

Diversified Telecommunication Services–0.41%
Nippon Telegraph & Telephone	9,548	411,291

		411,291

Energy Equipment & Services–0.01%
†Subsea 7	1,960	14,840

		14,840

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.18%
†Tesco	63,191	$174,074

		174,074

Food Products–0.19%
†Aryzta	4,598	190,462

		190,462

Household Durables–0.23%
Techtronic Industries	57,500	227,188

		227,188

Industrial Conglomerates–0.26%
Koninklijke Philips	9,084	258,779

		258,779

Insurance–0.27%
AXA	11,210	263,919

		263,919

IT Services–0.46%
†CGI Group Class A	8,765	418,898
†InterXion Holding	1,170	40,459

		459,357

Life Sciences Tools & Services–0.06%
†ICON	735	55,199

		55,199

Media–0.10%
Publicis Groupe	1,405	98,659

		98,659

Metals & Mining–0.23%
Alamos Gold	9,639	51,062
†Anglo American ADR	2,600	10,114
Rio Tinto	4,473	125,628
Yamana Gold	12,926	39,213

		226,017

Multi-Utilities–0.13%
National Grid	9,202	130,472

		130,472

Oil, Gas & Consumable Fuels–0.31%
Suncor Energy	5,700	158,744
TOTAL	3,260	148,605

		307,349

Pharmaceuticals–1.81%
Novartis	4,110	297,922
Novo Nordisk ADR	5,407	293,005
Sanofi	4,305	347,119
STADA Arzneimittel	6,025	239,166

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries ADR	11,600	$620,716

		1,797,928

Professional Services–0.38%
Teleperformance	4,297	377,767

		377,767

Road & Rail–0.28%
East Japan Railway	3,166	273,236

		273,236

Software–0.18%
Playtech	14,673	182,607

		182,607

Specialty Retail–0.25%
Nitori Holdings	2,740	251,005

		251,005

Textiles, Apparel & Luxury Goods–0.46%
Kering	826	147,659
Yue Yuen Industrial Holdings	89,000	305,755

		453,414

Tobacco–0.33%
Japan Tobacco	7,900	329,211

		329,211

Trading Companies & Distributors–0.37%
ITOCHU	22,714	279,725
Rexel	6,326	90,375

		370,100

Wireless Telecommunication Services–0.20%
Tele2 Class B	21,704	201,313

		201,313

Total Developed Markets (Cost $8,490,288)		10,388,797

×EMERGING MARKETS–6.89%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	1,520	11,446

		11,446

Automobiles–0.11%
Hyundai Motor	263	35,071
Mahindra & Mahindra	3,926	71,776

		106,847

Banks–0.91%
Akbank	29,356	83,553
Banco Santander Brasil ADR	11,400	53,010
Bangkok Bank	17,930	91,740
China Construction Bank	135,028	86,162

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Grupo Financiero Banorte Class O	13,200	$74,805
ICICI Bank ADR	10,700	76,612
Industrial & Commercial Bank of China	156,406	87,504
Itau Unibanco Holding ADR	9,598	82,447
†KB Financial Group ADR	3,378	93,199
†Powszechna Kasa Oszczednosci Bank Polski	3,384	25,213
@=Sberbank of Russia	40,380	66,053
Shinhan Financial Group	2,306	81,666

		901,964

Beverages–0.35%
Anadolu Efes Biracilik Ve Malt Sanayii	8,075	61,441
Cia Cervecerias Unidas ADR	2,000	44,900
Fomento Economico Mexicano ADR	1,100	105,941
Lotte Chilsung Beverage	79	125,657
Tsingtao Brewery	3,305	12,547

		350,486

Building Products–0.12%
KCC	331	120,406

		120,406

Chemicals–0.11%
Braskem ADR	5,600	72,296
Sociedad Quimica y Minera de Chile ADR	1,900	39,045

		111,341

Construction Materials–0.24%
†Cemex ADR	8,467	61,642
†Cemex Latam Holdings	4,363	18,321
Siam Cement NVDR	1,900	25,168
Siam Cement-Foreign	2,649	35,240
UltraTech Cement	2,048	99,852

		240,223

Diversified Financial Services–0.09%
Reliance Capital	5,700	31,705
Remgro	3,598	60,970

		92,675

Diversified Telecommunication Services–0.16%
†KT ADR	3,900	52,338
Telefonica Brasil ADR	8,380	104,666

		157,004

Electronic Equipment, Instruments & Components–0.20%
Hon Hai Precision Industry	42,697	112,501
†LG Display ADR	4,700	53,721
Samsung SDI	403	34,887

		201,109

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food & Staples Retailing–0.08%
Cia Brasileira de Distribuicao ADR	1,700	$23,647
Wal-Mart de Mexico Class V	25,159	59,559

		83,206

Food Products–0.40%
BRF ADR	3,940	56,027
China Mengniu Dairy	36,000	57,267
@Lotte Confectionery	56	125,750
Tingyi Cayman Islands Holding	38,000	42,471
@Uni-President China Holdings	142,600	113,788

		395,303

Hotels, Restaurants & Leisure–0.03%
†@Arcos Dorados Holdings	7,600	28,500

		28,500

Insurance–0.11%
Samsung Life Insurance	1,063	109,219

		109,219

Internet & Catalog Retail–0.03%
†Qunar Cayman Islands ADR	600	23,820

		23,820

Internet Software & Services–0.61%
†Baidu ADR	1,900	362,672
†SINA	2,100	99,477
†@Sohu.com	2,900	143,666

		605,815

IT Services–0.05%
†@WNS Holdings ADR	1,610	49,330

		49,330

Media–0.15%
Grupo Televisa ADR	5,400	148,284

		148,284

Metals & Mining–0.07%
†Anglo American Platinum	936	22,943
@Gerdau	3,700	4,878
Gerdau ADR	2,600	4,628
†Impala Platinum Holdings	2,203	7,013
Vale ADR	6,600	27,786

		67,248

Multiline Retail–0.06%
Woolworths Holdings	10,124	61,490

		61,490

Oil, Gas & Consumable Fuels–0.94%
Cairn India	9,018	20,951
China Petroleum & Chemical	66,750	43,798
CNOOC ADR	300	35,118

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Gazprom ADR	15,168	$65,420
Lukoil ADR	1,700	65,705
PetroChina ADR	800	53,040
†Petroleo Brasileiro ADR	13,900	81,176
PTT-Foreign	8,224	65,455
#Reliance Industries GDR 144A	12,705	389,408
Rosneft GDR	9,900	44,966
Sasol ADR	1,600	47,264
Tambang Batubara Bukit Asam Persero	33,900	16,042

		928,343

Paper & Forest Products–0.04%
Nine Dragons Paper Holdings	53,000	40,105

		40,105

Personal Products–0.12%
†Hypermarcas	15,700	122,346

		122,346

Real Estate Management & Development–0.04%
#@=Etalon Group GDR 144A	3,000	5,520
UEM Sunrise	111,106	32,465

		37,985

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	2,463	2,281

		2,281

Semiconductors & Semiconductor Equipment–0.35%
MediaTek	10,000	76,746
Taiwan Semiconductor Manufacturing	22,204	111,765
Taiwan Semiconductor Manufacturing ADR	4,100	107,420
United Microelectronics	126,600	52,317

		348,248

Technology Hardware, Storage & Peripherals–0.49%
Samsung Electronics	420	481,847

		481,847

Wireless Telecommunication Services–1.02%
America Movil ADR	6,100	94,733
China Mobile	15,798	176,057
China Mobile ADR	2,300	127,535
MegaFon GDR	3,564	39,204
Mobile TeleSystems ADR	3,500	28,315
SK Telecom ADR	15,800	318,686
Tim Participacoes ADR	9,900	109,494
Turkcell Iletisim Hizmetleri ADR	4,900	51,499

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	6,014	$65,392

		1,010,915

Total Emerging Markets (Cost $7,403,064)		6,837,786

Total Common Stock (Cost $37,786,556)		48,821,718

CONVERTIBLE PREFERRED STOCK–0.10%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	10	11,380
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	110	11,792
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	250	12,307
@Halcon Resources 5.75%, exercise price $30.78, expiration date 12/31/49	9	311
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	12	16,320
Maiden Holdings 7.25%, exercise price $15.17, expiration date 9/15/16	279	13,554
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	125	8,275
Wells Fargo 7.50%, exercise price $156.71, expiration date 12/31/49	17	20,485

Total Convertible Preferred Stock (Cost $97,346)		94,424

EXCHANGE-TRADED FUNDS–7.26%
iShares MSCI EAFE Growth Index ETF	57,480	3,782,759
iShares MSCI EAFE Index ETF	24,950	1,425,393
Vanguard FTSE Developed Markets ETF	55,800	2,000,988

Total Exchange-Traded Funds (Cost $5,759,869)		7,209,140

PREFERRED STOCK–0.26%
•General Electric 5.00%	123,000	126,844
•@Integrys Energy Group 6.00%	1,900	50,172
#•PNC Preferred Funding Trust II 1.856%	100,000	84,250

Total Preferred Stock (Cost $251,226)		261,266

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.773% 11/25/32	240	$234

Total Agency Asset-Backed Security (Cost $240)		234

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.85%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	8,014	9,601
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,374	3,826
Series 2003-26 AT 5.00% 11/25/32	4,271	4,321
Series 2005-70 PA 5.50% 8/25/35	3,950	4,490
•*Series 2008-15 SB 6.167% 8/25/36	26,922	5,654
•*Series 2010-129 SM 5.567% 11/25/40	56,175	9,274
Series 2010-41 PN 4.50% 4/25/40	40,000	43,874
Series 2010-43 HJ 5.50% 5/25/40	5,447	6,180
•*Series 2011-15 SA 6.627% 3/25/41	56,926	12,246
•*Series 2012-122 SD 5.667% 11/25/42	154,100	35,559
*Series 2012-98 MI 3.00% 8/25/31	81,938	8,326
*Series 2013-26 ID 3.00% 4/25/33	75,366	9,878
*Series 2013-38 AI 3.00% 4/25/33	71,857	9,200
*Series 2013-43 IX 4.00% 5/25/43	210,181	49,019
*Series 2013-44 DI 3.00% 5/25/33	148,845	19,384
*Series 2013-55 AI 3.00% 6/25/33	88,938	11,628
Series 2014-36 ZE 3.00% 6/25/44	33,807	31,760
•*Series 2014-68 BS 5.717% 11/25/44	83,763	16,251
•*Series 2014-90 SA 5.717% 1/25/45	216,568	47,712
•*Series 2015-27 SA 6.017% 5/25/45	90,993	20,101
Series 2015-44 Z 3.00% 9/25/43	62,386	61,162
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	2,491	2,810

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2326 ZQ 6.50% 6/15/31	10,441	$11,785
Series 2557 WE 5.00% 1/15/18	3,383	3,467
Series 3656 PM 5.00% 4/15/40	46,513	51,686
Series 4065 DE 3.00% 6/15/32	5,000	5,243
*Series 4109 AI 3.00% 7/15/31	65,084	6,718
*Series 4120 IK 3.00% 10/15/32	116,273	14,544
*Series 4146 IA 3.50% 12/15/32	70,657	10,694
•*Series 4159 KS 5.714% 1/15/43	73,389	17,865
*Series 4181 DI 2.50% 3/15/33	76,059	8,699
*Series 4185 LI 3.00% 3/15/33	75,040	9,998
*Series 4191 CI 3.00% 4/15/33	77,054	9,490
Series 4435 DY 3.00% 2/15/35	51,000	52,067
Freddie Mac Strips
•*Series 267 S5 5.564% 8/15/42	78,391	16,850
•*Series 299 S1 5.564% 1/15/43	79,388	17,674
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	10,444	12,332
GNMA
Series 2010-113 KE 4.50% 9/20/40	95,000	107,550
Series 2015-133 AL 3.00% 5/20/45	68,000	67,301

Total Agency Collateralized Mortgage Obligations (Cost $864,671)		846,219

AGENCY MORTGAGE-BACKED SECURITIES–12.00%
Fannie Mae 6.50% 8/1/17	518	527
Fannie Mae ARM
•2.29% 3/1/38	2,553	2,672
•2.411% 5/1/43	21,755	22,322
•2.496% 11/1/35	1,466	1,551
•2.553% 6/1/43	7,849	8,068
•2.666% 4/1/36	2,106	2,232
•2.913% 7/1/45	11,777	12,168
•3.204% 4/1/44	24,835	25,942
•3.241% 3/1/44	30,605	32,034
•3.276% 9/1/43	20,117	21,056
•6.099% 8/1/37	1,776	1,782
Fannie Mae Relocation 30 yr 5.00% 11/1/34	463	483
Fannie Mae S.F. 15 yr
2.50% 10/1/27	3,725	3,842
2.50% 12/1/27	13,782	14,215
2.50% 4/1/28	11,041	11,427
2.50% 9/1/28	12,572	13,036
3.00% 9/1/30	34,503	36,122
3.00% 2/1/31	13,868	14,521
3.00% 3/1/31	23,000	24,090

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 7/1/26	13,342	$14,093
4.00% 4/1/24	5,827	6,201
4.00% 5/1/25	9,811	10,460
4.00% 7/1/25	24,158	25,823
4.00% 11/1/25	46,985	50,160
4.00% 12/1/26	16,430	17,564
4.00% 1/1/27	108,914	116,241
4.00% 5/1/27	36,783	39,367
4.00% 8/1/27	19,743	21,098
4.50% 4/1/18	1,020	1,055
5.50% 4/1/23	3,686	3,973
Fannie Mae S.F. 20 yr
3.00% 2/1/33	2,973	3,098
3.00% 8/1/33	10,272	10,725
3.00% 1/1/36	89,993	93,234
3.50% 4/1/33	2,738	2,895
3.50% 9/1/33	14,588	15,544
4.00% 1/1/31	4,679	5,040
4.00% 2/1/31	13,605	14,656
Fannie Mae S.F. 30 yr
3.00% 7/1/42	19,200	19,737
3.00% 10/1/42	11,731	12,079
3.00% 12/1/42	49,773	51,171
3.00% 1/1/43	117,316	120,608
3.00% 2/1/43	12,092	12,431
3.00% 5/1/43	52,021	53,477
4.00% 5/1/43	14,708	15,922
4.00% 8/1/43	8,394	9,031
4.00% 7/1/44	34,650	37,396
4.50% 7/1/36	6,156	6,718
4.50% 4/1/39	28,875	31,422
4.50% 6/1/39	13,271	14,474
4.50% 9/1/39	6,467	7,052
4.50% 11/1/39	19,665	21,691
4.50% 11/1/40	13,482	14,712
4.50% 2/1/41	88,642	96,762
4.50% 3/1/41	16,741	18,273
4.50% 4/1/41	41,580	45,376
4.50% 7/1/41	12,685	13,843
4.50% 10/1/41	25,142	27,453
4.50% 12/1/41	59,441	64,840
4.50% 1/1/42	401,123	437,535
4.50% 9/1/42	251,615	274,784
4.50% 1/1/43	37,422	40,804
4.50% 9/1/43	31,199	34,030
4.50% 6/1/44	161,948	176,759
4.50% 10/1/44	118,454	129,365
4.50% 1/1/45	90,071	97,999
4.50% 2/1/45	260,852	284,724
5.00% 2/1/35	4,758	5,288
5.00% 10/1/35	16,639	18,441

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 11/1/35	8,132	$9,010
5.00% 4/1/37	4,877	5,407
5.00% 8/1/37	12,019	13,324
5.50% 12/1/32	890	1,007
5.50% 2/1/33	11,855	13,400
5.50% 11/1/34	4,946	5,599
5.50% 12/1/34	53,466	60,538
5.50% 3/1/35	2,746	3,105
5.50% 6/1/35	3,412	3,861
5.50% 1/1/36	20,580	23,306
5.50% 4/1/36	12,564	14,166
5.50% 7/1/36	23,468	26,575
5.50% 9/1/36	50,115	56,722
5.50% 11/1/36	3,873	4,353
5.50% 1/1/37	16,186	18,141
5.50% 2/1/37	10,490	11,798
5.50% 4/1/37	51,217	57,774
5.50% 8/1/37	203	229
5.50% 9/1/37	20,003	22,491
5.50% 1/1/38	239	268
5.50% 2/1/38	10,723	12,095
5.50% 3/1/38	8,973	10,169
5.50% 6/1/38	38,481	43,241
5.50% 7/1/38	6,951	7,823
5.50% 9/1/38	28,139	31,818
5.50% 1/1/39	24,652	27,889
5.50% 2/1/39	57,311	64,743
5.50% 10/1/39	41,323	46,471
5.50% 3/1/40	68,748	77,869
5.50% 7/1/40	33,170	37,459
5.50% 3/1/41	104,338	118,072
5.50% 9/1/41	266,231	299,910
6.00% 6/1/36	1,629	1,861
6.00% 11/1/36	20,795	23,748
6.00% 12/1/36	1,763	2,018
6.00% 2/1/37	5,511	6,289
6.00% 5/1/37	13,403	15,275
6.00% 6/1/37	1,001	1,154
6.00% 7/1/37	891	1,016
6.00% 8/1/37	7,369	8,397
6.00% 9/1/37	2,022	2,310
6.00% 11/1/37	276	315
6.00% 5/1/38	30,561	34,869
6.00% 9/1/38	66,287	75,903
6.00% 10/1/38	2,680	3,056
6.00% 11/1/38	4,321	4,969
6.00% 1/1/39	8,346	9,510
6.00% 9/1/39	71,752	81,862
6.00% 10/1/39	66,110	76,233
6.00% 3/1/40	7,655	8,739
6.00% 7/1/40	28,230	32,204
6.00% 9/1/40	6,698	7,632

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/40	3,020	$3,485
6.00% 5/1/41	70,516	80,533
6.00% 6/1/41	30,999	35,413
6.00% 7/1/41	125,906	143,659
6.50% 2/1/36	5,358	6,489
7.50% 6/1/31	4,661	5,834
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	3,484,000	3,566,473
3.00% 6/1/46	1,453,000	1,484,315
4.50% 4/1/46	1,057,000	1,150,148
4.50% 6/1/46	97,000	105,302
Freddie Mac ARM
•2.406% 10/1/36	3,282	3,469
•2.498% 7/1/36	1,842	1,920
•2.523% 1/1/44	57,405	58,966
•2.57% 4/1/34	876	928
•2.781% 10/1/45	14,175	14,629
•2.83% 9/1/45	92,774	95,851
•2.944% 10/1/45	24,417	25,264
•2.955% 11/1/44	8,574	8,900
•3.107% 3/1/46	34,000	35,278
Freddie Mac S.F. 15 yr
3.50% 10/1/26	5,804	6,181
4.00% 5/1/25	2,895	3,091
4.50% 8/1/24	16,190	17,362
4.50% 9/1/26	11,005	11,807
5.00% 6/1/18	790	816
Freddie Mac S.F. 20 yr
3.00% 6/1/34	13,979	14,519
3.50% 1/1/34	25,583	26,981
3.50% 9/1/35	19,282	20,316
4.00% 8/1/35	4,853	5,232
4.00% 10/1/35	26,178	28,174
Freddie Mac S.F. 30 yr
3.00% 10/1/42	21,899	22,493
3.00% 11/1/42	18,031	18,593
4.50% 4/1/39	4,021	4,434
4.50% 6/1/39	2,763	3,003
4.50% 10/1/39	7,301	7,944
4.50% 4/1/41	57,549	62,758
5.50% 3/1/34	2,037	2,289
5.50% 12/1/34	1,980	2,233
5.50% 6/1/36	1,258	1,413
5.50% 11/1/36	2,381	2,658
5.50% 12/1/36	596	667
5.50% 9/1/37	2,427	2,714
5.50% 4/1/38	8,769	9,816
5.50% 6/1/38	1,428	1,599
5.50% 7/1/38	8,659	9,676
5.50% 6/1/39	9,272	10,378
5.50% 3/1/40	6,493	7,263

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 8/1/40	14,124	$15,797
5.50% 1/1/41	6,307	7,044
5.50% 6/1/41	216,309	242,607
6.00% 2/1/36	4,165	4,779
6.00% 3/1/36	5,948	6,833
6.00% 1/1/38	2,402	2,729
6.00% 6/1/38	6,807	7,744
6.00% 8/1/38	21,858	25,217
6.00% 5/1/40	14,266	16,292
6.00% 7/1/40	14,622	16,662
6.50% 4/1/39	10,472	11,921
7.00% 11/1/33	2,051	2,502
GNMA I S.F. 30 yr 5.00% 6/15/40	3,899	4,329

Total Agency Mortgage-Backed Securities (Cost $11,807,526)		11,915,229

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.50%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	4,163	4,167
•Series 2007-4 AM 5.808% 2/10/51	40,000	41,523
Bear Stearns Commercial
Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	25,919
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.705% 12/10/49	20,000	20,203
Series 2014-GC25 A4 3.635% 10/10/47	40,000	42,262
Series 2015-GC27 A5 3.137% 2/10/48	50,000	50,929
Series 2016-P3 A4 3.329% 4/15/49	35,000	36,236
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	35,000	35,570
Series 2014-CR16 A4 4.051% 4/10/47	55,000	60,245
Series 2014-CR19 A5 3.796% 8/10/47	50,000	54,030
Series 2014-CR20 A4 3.59% 11/10/47	20,000	21,294
Series 2014-CR20 AM 3.938% 11/10/47	80,000	84,993
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	102,968

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2015-CR23 A4 3.497% 5/10/48	20,000	$21,059
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,376
DBJPM Series 2016-C1 A4 3.276% 5/10/49	20,000	20,600
#•DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.699% 11/10/46	100,000	109,403
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.167% 2/25/47	15,000	16,443
#•Series 2011-K15 B 144A 4.949% 8/25/44	10,000	10,874
#•Series 2012-K18 B 144A 4.255% 1/25/45	20,000	21,103
#•Series 2012-K22 B 144A 3.686% 8/25/45	35,000	35,048
#•Series 2012-K22 C 144A 3.686% 8/25/45	25,000	23,868
#•Series 2012-K23 C 144A 3.656% 10/25/45	15,000	14,198
#•Series 2012-K707 B 144A 3.883% 1/25/47	15,000	15,366
#•Series 2012-K708 B 144A 3.751% 2/25/45	45,000	46,310
#•Series 2012-K708 C 144A 3.751% 2/25/45	10,000	9,947
#•Series 2013-K26 C 144A 3.599% 12/25/45	15,000	13,844
#•Series 2013-K30 C 144A 3.557% 6/25/45	30,000	27,175
#•Series 2013-K31 C 144A 3.628% 7/25/46	60,000	55,806
#•Series 2013-K33 B 144A 3.503% 8/25/46	25,000	25,093
#•Series 2013-K35 C 144A 3.942% 8/25/23	10,000	8,992
#•Series 2013-K712 B 144A 3.369% 5/25/45	70,000	70,309
#•Series 2013-K713 B 144A 3.165% 4/25/46	50,000	49,836
#•Series 2013-K713 C 144A 3.165% 4/25/46	40,000	39,435
#•Series 2014-K716 C 144A 3.953% 8/25/47	20,000	20,237
#•Series 2015-K47 B 144A 3.60% 6/25/48	10,000	8,600
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	105,263

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
#Series 2010-C1 A2 144A 4.592% 8/10/43	150,000	$163,912
Series 2014-GC24 A5 3.931% 9/10/47	55,000	59,525
Series 2015-GC32 A4 3.764% 7/10/48	30,000	32,128
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,130
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	100,241
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	16,610	16,517
•Series 2014-C22 B 4.561% 9/15/47	10,000	10,398
Series 2015-C33 A4 3.77% 12/15/48	60,000	64,310
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.499% 8/12/37	10,000	10,830
•Series 2005-LDP5 D 5.529% 12/15/44	20,000	19,955
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	195,641
Series 2013-LC11 B 3.499% 4/15/46	30,000	30,455
Series 2015-JP1 A5 3.914% 1/15/49	30,000	32,465
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,772	1,777
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	29,396
Series 2006-C6 AM 5.413% 9/15/39	45,000	45,530
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	75,000	80,194
Series 2015-C26 A5 3.531% 10/15/48	45,000	47,350
•Morgan Stanley Capital I Trust Series 2006-TOP23 A4 5.891% 8/12/41	8,284	8,300
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	20,000	20,650

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS3 A4 3.617% 9/15/57	30,000	$31,854

Total Commercial Mortgage-Backed Securities (Cost $2,492,479)		2,476,082

CONVERTIBLE BONDS–0.45%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	28,000	26,530
@American Realty Capital Properties 3.75% exercise price $14.99, maturity date 12/15/20	19,000	18,204
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	18,000	18,473
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	24,000	25,110
#@Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18	21,000	20,869
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	11,000	10,677
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	13,000	11,960
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	20,000	17,863
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	9,000	10,687
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	11,000	10,209
@fGeneral Cable 4.50% exercise price $32.77, maturity date 11/15/29	21,000	11,550
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	3,000	12,345
HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	15,000	16,687
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	14,000	11,095
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	7,000	9,065

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#@inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22	17,000	$15,789
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	5,000	7,131
Intel 3.25% exercise price $21.18, maturity date 8/1/39	6,000	9,555
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	15,000	14,775
#Liberty Interactive 144A 1.00% exercise price $64.06, maturity date 9/30/43	18,000	15,525
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	5,000	4,700
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	8,000	8,270
@New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19	3,000	2,917
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41	10,000	24,413
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	11,000	12,224
#PROS Holdings 144A 2.00% exercise price $33.79, maturity date 12/1/19	17,000	13,154
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	13,000	11,594
@Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	21,000	21,171
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	15,000	14,531
@Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19	3,000	2,363
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	11,000	10,890
•Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	15,000	16,659

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 2.50% exercise price $15.98, maturity date 1/15/19	7,000	$10,489

Total Convertible Bonds (Cost $444,495)		447,474

CORPORATE BONDS–13.01%
Aerospace & Defense–0.08%
Embraer Netherlands Finance 5.05% 6/15/25	10,000	8,837
Lockheed Martin
2.50% 11/23/20	15,000	15,380
3.55% 1/15/26	30,000	31,842
TransDigm 6.50% 7/15/24	20,000	19,944

		76,003

Air Freight & Logistics–0.08%
Aviation Capital Group
#144A 2.875% 9/17/18	5,000	5,027
#144A 4.875% 10/1/25	20,000	19,825
#144A 6.75% 4/6/21	35,000	39,419
FedEx 4.75% 11/15/45	15,000	15,939

		80,210

Airlines–0.16%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	24,609	23,533
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	18,836	18,460
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	29,393	28,695
¿American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	10,000	10,313
¿American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	15,000	15,431
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	14,554	15,045
¿United Airlines Pass Through Trust 3.75% 9/3/26	43,691	43,745

		155,222

Auto Components–0.09%
American Axle & Manufacturing 6.25% 3/15/21	25,000	25,906
Lear 5.25% 1/15/25	45,000	46,856

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
O’Reilly Automotive 3.55% 3/15/26		20,000	$20,619

			93,381

Automobiles–0.13%
Daimler 2.75% 12/10/18	NOK	200,000	25,108
Ford Motor 7.45% 7/16/31		45,000	58,773
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	3,637
3.04% 12/20/16	NZD	60,000	41,412

			128,930

Banks–1.32%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,652
Bank Nederlandse Gemeenten 5.25% 5/20/24	AUD	17,000	15,012
Bank of America
2.625% 10/19/20		150,000	151,206
4.45% 3/3/26		100,000	103,225
BB&T 5.25% 11/1/19		117,000	128,453
Citizens Financial Group 4.30% 12/3/25		35,000	36,251
City National 5.25% 9/15/20		40,000	44,902
Cooperatieve Rabobank 2.50% 9/4/20	NOK	110,000	13,951
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,329
Huntington Bancshares 3.15% 3/14/21		25,000	25,430
JPMorgan Chase
•1.251% 1/28/19		25,000	24,900
3.30% 4/1/26		85,000	85,797
4.25% 10/1/27		50,000	52,125
•6.75% 8/29/49		40,000	43,970
PNC Funding 5.625% 2/1/17		38,000	39,311
Santander UK Group Holdings
2.875% 10/16/20		100,000	99,693
3.125% 1/8/21		20,000	20,148
Toronto-Dominion Bank
2.125% 4/7/21		35,000	34,941
2.50% 12/14/20		50,000	50,939
U.S. Bancorp
2.35% 1/29/21		15,000	15,239
@3.60% 9/11/24		75,000	79,121
•@USB Capital IX 3.50% 10/29/49		140,000	103,775
Wells Fargo
2.50% 3/4/21		30,000	30,400
2.55% 12/7/20		35,000	35,665
Zions Bancorp 4.50% 6/13/23		40,000	40,990

			1,315,425

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.35%
Anheuser-Busch InBev Finance 3.65% 2/1/26		260,000	$273,751
PepsiCo
2.85% 2/24/26		55,000	56,500
4.45% 4/14/46		15,000	16,767

			347,018

Biotechnology–0.02%
Celgene 4.625% 5/15/44		15,000	15,342

			15,342

Building Products–0.08%
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,330
Masco 3.50% 4/1/21		55,000	55,687

			81,017

Capital Markets–0.46%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,364
Bank of New York Mellon
2.15% 2/24/20		10,000	10,077
2.50% 4/15/21		85,000	86,739
Jefferies Group
6.45% 6/8/27		30,000	31,683
6.50% 1/20/43		10,000	8,935
Lazard Group
3.75% 2/13/25		10,000	9,247
6.85% 6/15/17		19,000	20,028
Morgan Stanley
•1.469% 1/24/19		26,000	25,823
3.875% 1/27/26		80,000	83,627
3.95% 4/23/27		5,000	5,016
5.00% 9/30/21	AUD	25,000	20,243
State Street
2.55% 8/18/20		40,000	41,222
3.10% 5/15/23		25,000	25,266
3.55% 8/18/25		45,000	47,938

			455,208

Chemicals–0.17%
CF Industries 6.875% 5/1/18		75,000	81,642
Methanex 4.25% 12/1/24		30,000	25,095
PolyOne 5.25% 3/15/23		15,000	15,000
PPG Industries 2.30% 11/15/19		35,000	35,525
#WR Grace 144A 5.125% 10/1/21		10,000	10,425

			167,687

Commercial Services & Supplies–0.12%
#Penske Truck Leasing 144A 3.30% 4/1/21		35,000	34,915
#Prestige Brands 144A 5.375% 12/15/21		25,000	25,437

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Total System Services
3.80% 4/1/21		10,000	$10,296
4.80% 4/1/26		45,000	46,523

			117,171

Communications Equipment–0.06%
Cisco Systems 2.20% 2/28/21		60,000	61,236

			61,236

Construction & Engineering–0.05%
AECOM 5.875% 10/15/24		52,000	53,820

			53,820

Consumer Finance–0.24%
General Motors Financial
3.45% 4/10/22		65,000	63,907
4.375% 9/25/21		10,000	10,348
5.25% 3/1/26		30,000	31,437
Hyundai Capital America
#144A 2.55% 2/6/19		45,000	45,320
#144A 3.00% 3/18/21		20,000	20,260
SunTrust Banks 2.35% 11/1/18		60,000	60,452
Toyota Motor Credit 2.80% 7/13/22		5,000	5,183

			236,907

Containers & Packaging–0.04%
Ball 5.25% 7/1/25		30,000	31,613
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		10,000	10,437

			42,050

Diversified Financial Services–0.57%
Berkshire Hathaway
2.75% 3/15/23		25,000	25,520
3.125% 3/15/26		35,000	35,932
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	96,718
General Electric Capital
2.10% 12/11/19		35,000	35,850
4.25% 1/17/18	NZD	40,000	28,160
5.55% 5/4/20		25,000	28,840
6.00% 8/7/19		50,000	57,670
National Rural Utilities Cooperative Finance
2.70% 2/15/23		35,000	35,582
2.85% 1/27/25		40,000	40,768
•4.75% 4/30/43		50,000	48,283
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,296
•Voya Financial 5.65% 5/15/53		30,000	28,050

			561,669

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.52%
AT&T
3.60% 2/17/23		165,000	$171,669
4.125% 2/17/26		50,000	52,909
Bell Canada 3.35% 3/22/23	CAD	18,000	14,581
CenturyLink
5.80% 3/15/22		55,000	53,122
6.75% 12/1/23		30,000	29,287
#Frontier Communications 144A 8.875% 9/15/20		35,000	36,487
SBA Tower Trust
#144A 2.24% 4/16/18		35,000	34,769
#144A 2.898% 10/15/19		25,000	25,118
Telefonica Emisiones
6.421% 6/20/16		10,000	10,108
Verizon Communications
4.862% 8/21/46		80,000	84,704

			512,754

Electric Utilities–1.86%
Alabama Power 4.30% 1/2/46		45,000	48,057
#American Transmission Systems
144A 5.25% 1/15/22		75,000	83,500
Appalachian Power
4.45% 6/1/45		25,000	25,882
Berkshire Hathaway Energy
3.75% 11/15/23		145,000	154,981
Black Hills 3.95% 1/15/26		15,000	15,760
Cleveland Electric Illuminating 5.50% 8/15/24		40,000	46,189
@ComEd Financing III 6.35% 3/15/33		50,000	54,122
Commonwealth Edison 4.35% 11/15/45		45,000	49,348
Consumers Energy 4.10% 11/15/45		10,000	10,586
Dominion Resources 3.90% 10/1/25		30,000	30,914
Duke Energy
3.75% 4/15/24		50,000	52,363
4.80% 12/15/45		50,000	53,415
Duke Energy Carolinas 3.875% 3/15/46		25,000	25,526
Entergy 4.00% 7/15/22		35,000	37,165
Entergy Louisiana 4.05% 9/1/23		90,000	98,437
#Exelon 144A 3.95% 6/15/25		35,000	36,342
Great Plains Energy 4.85% 6/1/21		20,000	21,794
Indiana Michigan Power
3.20% 3/15/23		55,000	55,693
4.55% 3/15/46		15,000	15,498
IPALCO Enterprises 5.00% 5/1/18		35,000	36,925

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ITC Holdings 3.65% 6/15/24	25,000	$25,069
Kansas City Power & Light 3.65% 8/15/25	65,000	67,238
LG&E & KU Energy 4.375% 10/1/21	130,000	141,027
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	35,877
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	54,878
3.625% 6/15/23	25,000	25,748
NV Energy 6.25% 11/15/20	45,000	52,017
Pennsylvania Electric 5.20% 4/1/20	70,000	73,714
Public Service of New Hampshire 3.50% 11/1/23	30,000	31,747
Public Service of Oklahoma 5.15% 12/1/19	60,000	65,650
Southern 2.75% 6/15/20	130,000	131,933
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	25,876
Westar Energy 3.25% 12/1/25	25,000	26,243
Wisconsin Electric Power 4.30% 12/15/45	25,000	27,319
Xcel Energy 3.30% 6/1/25	110,000	113,017

		1,849,850

Food & Staples Retailing–0.14%
CVS Health
3.875% 7/20/25	20,000	21,624
#144A 5.00% 12/1/24	25,000	28,711
Sysco 3.30% 7/15/26	90,000	91,482

		141,817

Food Products–0.12%
Campbell Soup 3.30% 3/19/25	55,000	56,910
JBS USA Finance
#144A 5.75% 6/15/25	25,000	22,000
#144A 5.875% 7/15/24	45,000	40,837

		119,747

Gas Utilities–0.08%
AmeriGas Finance 7.00% 5/20/22	25,000	25,750
Dominion Gas Holdings 4.60% 12/15/44	55,000	54,233

		79,983

Health Care Equipment & Supplies–0.30%
Becton Dickinson 6.375% 8/1/19	70,000	79,830
#NuVasive 144A 2.25% 3/15/21	8,000	8,600
Stryker
2.625% 3/15/21	30,000	30,627

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Stryker (continued)
3.50% 3/15/26	15,000	$15,577
Zimmer Biomet Holdings
3.375% 11/30/21	70,000	72,059
4.625% 11/30/19	80,000	86,588

		293,281

Health Care Providers & Services–0.28%
DaVita HealthCare Partners 5.00% 5/1/25	85,000	84,363
HCA 5.375% 2/1/25	70,000	70,853
HealthSouth
5.125% 3/15/23	10,000	10,013
5.75% 11/1/24	10,000	10,180
5.75% 9/15/25	10,000	10,155
Highmark
#@144A 4.75% 5/15/21	40,000	41,016
#@144A 6.125% 5/15/41	15,000	15,720
Tenet Healthcare 4.50% 4/1/21	35,000	35,350

		277,650

Hotels, Restaurants & Leisure–0.13%
Marriott International 3.375% 10/15/20	40,000	41,419
MGM Resorts International 6.00% 3/15/23	48,000	49,920
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	36,381
@4.50% 10/1/34	5,000	4,795

		132,515

Household Durables–0.01%
Newell Rubbermaid 3.85% 4/1/23	5,000	5,193

		5,193

Independent Power & Renewable Electricity Producers–0.07%
#AES Gener 144A 5.25% 8/15/21	45,000	47,867
Calpine 5.375% 1/15/23	20,000	19,488

		67,355

Insurance–0.64%
American International Group 3.30% 3/1/21	35,000	35,823
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	52,663
#Liberty Mutual Group 144A 4.95% 5/1/22	15,000	16,353
MetLife
6.40% 12/15/36	50,000	51,775
6.817% 8/15/18	130,000	145,023
Prudential Financial
4.50% 11/15/20	20,000	21,770

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued)
•5.375% 5/15/45	30,000	$29,737
•5.875% 9/15/42	40,000	41,850
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,550
#144A 4.125% 11/1/24	75,000	77,649
Trinity Acquisition
3.50% 9/15/21	10,000	10,186
4.40% 3/15/26	15,000	15,247
#USI 144A 7.75% 1/15/21	5,000	5,019
XLIT
4.45% 3/31/25	40,000	39,681
5.50% 3/31/45	40,000	38,514
•6.50% 12/29/49	25,000	17,375

		634,215

Internet Software & Services–0.23%
Baidu 2.75% 6/9/19	200,000	203,285
Zayo Group 6.00% 4/1/23	30,000	30,094

		233,379

IT Services–0.14%
First Data
#144A 5.00% 1/15/24	20,000	20,100
#144A 5.75% 1/15/24	105,000	105,383
#144A 7.00% 12/1/23	14,000	14,193

		139,676

Machinery–0.07%
Crane
2.75% 12/15/18	10,000	10,197
4.45% 12/15/23	55,000	57,632
Parker Hannifin 3.30% 11/21/24	5,000	5,266

		73,095

Media–0.94%
21st Century Fox America 4.95% 10/15/45	45,000	48,301
CC Holdings GS V 3.849% 4/15/23	15,000	15,488
#CCO Holdings 144A 5.125% 5/1/23	45,000	45,900
#CCO Safari II 144A 4.908% 7/23/25	115,000	121,481
#CCOH Safari 144A 5.75% 2/15/26	30,000	31,125
Comcast 3.15% 3/1/26	195,000	203,280
CSC Holdings 5.25% 6/1/24	100,000	89,375
DISH DBS 5.00% 3/15/23	25,000	22,125
Gray Television 7.50% 10/1/20	30,000	31,800
Omnicom Group 3.60% 4/15/26	35,000	35,926
#SES 144A 3.60% 4/4/23	15,000	14,728

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	80,000	$73,572
#Sirius XM Radio 144A 5.375% 4/15/25	70,000	71,400
Time Warner 4.85% 7/15/45	50,000	51,062
Time Warner Cable 5.50% 9/1/41	10,000	9,951
#Tribune Media 144A 5.875% 7/15/22	55,000	53,871
WPP Finance 2010 5.625% 11/15/43	10,000	10,377

		929,762

Metals & Mining–0.03%
#Lundin Mining 144A 7.50% 11/1/20	22,000	21,120
Southern Copper 5.875% 4/23/45	10,000	8,923

		30,043

Multi-Utilities–0.54%
Ameren Illinois 9.75% 11/15/18	170,000	204,255
American Water Capital
3.40% 3/1/25	40,000	42,182
4.30% 9/1/45	10,000	10,581
CMS Energy
3.60% 11/15/25	30,000	31,039
6.25% 2/1/20	30,000	34,504
#DTE Energy 144A 3.30% 6/15/22	40,000	41,570
Louisville Gas & Electric 4.375% 10/1/45	20,000	21,868
NiSource Finance 6.125% 3/1/22	40,000	46,992
Public Service Electric & Gas 3.80% 3/1/46	5,000	5,119
SCANA 4.125% 2/1/22	55,000	56,309
WEC Energy Group 3.55% 6/15/25	40,000	41,635

		536,054

Oil, Gas & Consumable Fuels–0.66%
Energy Transfer Partners
4.75% 1/15/26	15,000	13,657
9.70% 3/15/19	48,000	53,110
EnLink Midstream Partners 4.15% 6/1/25	10,000	7,774
Enterprise Products Operating
3.70% 2/15/26	15,000	14,743
•7.034% 1/15/68	10,000	10,165
Murphy Oil USA 6.00% 8/15/23	50,000	52,000
Noble Energy 5.05% 11/15/44	35,000	29,914
Occidental Petroleum
3.40% 4/15/26	30,000	30,324

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum (continued)
4.40% 4/15/46	30,000	$30,269
Petrobras Global Finance 4.875% 3/17/20	10,000	8,347
Petroleos Mexicanos
3.50% 7/23/20	20,000	19,650
#144A 6.375% 2/4/21	10,000	10,690
6.50% 6/2/41	20,000	18,930
#144A 6.875% 8/4/26	10,000	10,850
Plains All American Pipeline 8.75% 5/1/19	95,000	105,093
Regency Energy Partners
5.50% 4/15/23	40,000	35,757
5.875% 3/1/22	15,000	14,590
Williams Partners 7.25% 2/1/17	85,000	87,128
#Woodside Finance 144A 8.75% 3/1/19	85,000	97,774
#YPF 144A 8.75% 4/4/24	7,000	6,965

		657,730

Paper & Forest Products–0.14%
Georgia-Pacific 8.00% 1/15/24	110,000	142,046

		142,046

Pharmaceuticals–0.12%
AstraZeneca 3.375% 11/16/25	55,000	57,041
Johnson & Johnson 3.70% 3/1/46	15,000	15,792
#Mallinckrodt International Finance 144A 5.50% 4/15/25	50,000	44,375

		117,208

Real Estate Investment Trusts–0.77%
American Tower
2.80% 6/1/20	10,000	10,060
4.00% 6/1/25	55,000	56,846
4.40% 2/15/26	10,000	10,595
#American Tower Trust I 144A 3.07% 3/15/23	50,000	50,108
CBL & Associates
4.60% 10/15/24	40,000	36,475
5.25% 12/1/23	10,000	9,512
Corporate Office Properties
3.60% 5/15/23	35,000	32,929
5.25% 2/15/24	45,000	46,392
Crown Castle International
3.40% 2/15/21	30,000	30,480
4.45% 2/15/26	25,000	26,045
DDR
7.50% 4/1/17	20,000	21,075
7.875% 9/1/20	70,000	84,189
Education Realty Operating Partnership 4.60% 12/1/24	40,000	39,622

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Equinix 5.375% 4/1/23	58,000	$60,320
GEO Group
5.125% 4/1/23	30,000	29,325
5.875% 10/15/24	25,000	25,344
Hospitality Properties Trust 4.50% 3/15/25	40,000	38,535
Host Hotels & Resorts
3.75% 10/15/23	30,000	29,317
4.50% 2/1/26	15,000	15,197
Kimco Realty 3.40% 11/1/22	10,000	10,151
Regency Centers 5.875% 6/15/17	12,000	12,584
Simon Property Group
2.50% 7/15/21	15,000	15,338
3.30% 1/15/26	20,000	20,781
UDR 4.00% 10/1/25	15,000	15,611
WP Carey 4.60% 4/1/24	35,000	35,661

		762,492

Real Estate Management & Development–0.01%
#IRSA Propiedades Comerciales 144A 8.75% 3/23/23	5,000	5,020

		5,020

Road & Rail–0.12%
Burlington Northern Santa Fe 4.70% 9/1/45	65,000	72,572
CSX 3.35% 11/1/25	50,000	51,591

		124,163

Semiconductors & Semiconductor Equipment–0.03%
#Micron Technology 144A 5.25% 8/1/23	35,000	28,787

		28,787

Software–0.08%
CDK Global 4.50% 10/15/24	35,000	34,728
Oracle 3.25% 5/15/30	40,000	40,389

		75,117

Specialty Retail–0.25%
Home Depot
2.00% 4/1/21	35,000	35,375
3.00% 4/1/26	60,000	63,066
QVC 5.45% 8/15/34	30,000	26,596
Signet UK Finance 4.70% 6/15/24	125,000	124,074

		249,111

Technology Hardware, Storage & Peripherals–0.15%
Apple 3.25% 2/23/26	145,000	151,577

		151,577

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.04%
#INVISTA Finance 144A 4.25% 10/15/19	45,000	$43,425

		43,425

Tobacco–0.15%
Reynolds American
4.00% 6/12/22	45,000	48,969
4.45% 6/12/25	90,000	99,206

		148,175

Trading Companies & Distributors–0.04%
United Rentals North America 5.50% 7/15/25	44,000	43,936

		43,936

Wireless Telecommunication Services–0.33%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	203,747
Level 3 Financing 5.375% 5/1/25	20,000	20,325
Sprint Communications
#144A 7.00% 3/1/20	10,000	10,050
#144A 9.00% 11/15/18	50,000	52,625
T-Mobile USA 6.125% 1/15/22	40,000	41,500

		328,247

Total Corporate Bonds (Cost $12,752,568)		12,921,699

MUNICIPAL BONDS–0.46%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	29,270
Commonwealth of Massachusetts Series A 5.00% 3/1/46	35,000	40,804
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	47,065
New Jersey Turnpike Authority Series E 5.00% 1/1/45	35,000	40,171
New York City, New York Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	30,000	35,131
New York State Urban Development (Personal Income Tax)
Series A 5.00% 3/15/26	20,000	25,490
Series A 5.00% 3/15/27	10,000	12,611
New York, New York
Series C 5.00% 8/1/26	20,000	25,245
Series C 5.00% 8/1/27	25,000	31,303
North Carolina State Series A 5.00% 6/1/27	50,000	64,789
Oregon State Taxable Pension 5.892% 6/1/27	35,000	43,696

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	15,000	$17,639
Texas Water Development Board Series A 5.00% 10/15/45	35,000	41,464

Total Municipal Bonds (Cost $442,714)		454,678

NON-AGENCY ASSET-BACKED SECURITIES–1.72%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	99,976
Series 2014-4 A2 1.43% 6/17/19	65,000	64,979
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.676% 5/15/20	125,000	124,882
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,102
BA Credit Card Trust
•Series 2014-A2 A 0.706% 9/16/19	30,000	30,000
•Series 2014-A3 A 0.726% 1/15/20	35,000	35,010
•Series 2015-A1 A 0.766% 6/15/20	125,000	125,088
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,147
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.476% 7/15/20	100,000	99,603
•Chase Issuance Trust Series 2014-A5 A5 0.806% 4/15/21	100,000	99,906
#CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17	46,812	46,738
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.682% 11/23/18	100,000	100,000
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	100,236
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	29,979
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.882% 10/20/19	50,000	49,685

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,500	$43,319
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 0.998% 7/16/18	25,000	25,002
Mid-State Trust Series 11 A1 4.864% 7/15/38	10,414	11,059
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,313
•Nissan Auto Lease Trust Series 2015-B A2B 0.966% 12/15/17	30,000	30,024
#•PFS Financing Series 2015-AA A 144A 1.056% 4/15/20	100,000	98,721
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	100,000	100,142
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	95,000	93,923

Total Non-Agency Asset-Backed Securities (Cost $1,715,682)		1,706,834

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.23%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	6,880	6,866
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	5,639	5,629
Series 2005-6 7A1 5.50% 7/25/20	979	956
•ChaseFlex Trust Series 2006-1 A4 4.709% 6/25/36	100,000	82,897
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	21,115	20,994
#•GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27	6,077	6,178
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	25,036	25,607
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33	2,867	2,815
#•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	59,688	60,968

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		12,041	$12,235

Total Non-Agency Collateralized Mortgage Obligations (Cost $193,992)			225,145

ΔREGIONAL BONDS–0.09%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	21,000	17,976
Queensland Treasury #144A 3.25% 7/21/26	AUD	15,000	11,741

			29,717

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,041
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	52,890

			61,931

Total Regional Bonds (Cost $97,924)			91,648

«SENIOR SECURED LOANS–1.62%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		38,038	38,258
Aercap Flying Fortress Tranche B 1st Lien 3.50% 4/30/20		130,000	130,325
Air Medical Group Holdings Tranche B Ist Lien 4.25% 4/28/22		64,513	63,121
Aramark Tranche E 3.25% 9/7/19		48,900	48,888
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		40,000	39,857
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		21,392	21,222
FCA US Tranche B 1st Lien 3.50% 5/24/17		2,847	2,851
First Data Tranche B 1st Lien 4.432% 3/24/21		217,237	216,965
Gardner Denver 1st Lien 4.25% 7/30/20		63,193	57,782
HCA Tranche B6 1st Lien 3.683% 3/18/23		73,500	73,860
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		174,633	174,870
Landry’s Tranche B 4.00% 4/24/18		27,471	27,453

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		60,000	$60,244
MPH Acquisition Tranche B 3.75% 3/31/21		179,349	177,915
Numericable 4.50% 5/21/20		79,418	79,016
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		68,707	68,360
@Republic of Angola (Unsecured) 7.045% 12/16/23		72,000	60,120
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		40,000	40,032
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		190,987	189,330
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		38,708	38,207

Total Senior Secured Loans (Cost $1,604,332)			1,608,676

ΔSOVEREIGN BONDS–0.59%
Australia–0.00%
Australia Government Bond 3.75% 4/21/37	AUD	4,000	3,378

			3,378

Brazil–0.02%
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	86,000	20,265

			20,265

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	9,940

			9,940

Hungary–0.02%
Hungary Government International Bond 5.375% 3/25/24		20,000	22,443

			22,443

Mexico–0.14%
Mexican Bonos
5.75% 3/5/26	MXN	2,335,700	133,406
6.50% 6/9/22	MXN	153,000	9,293

			142,699

New Zealand–0.02%
New Zealand Government Bond 4.50% 4/15/27	NZD	20,000	15,857

			15,857

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Norway–0.01%
#Norway Government Bond 144A 1.50% 2/19/26	NOK	89,000	$11,057

			11,057

Peru–0.05%
Peruvian Government International Bond
4.125% 8/25/27		32,000	33,680
#144A 6.95% 8/12/31	PEN	44,000	12,944

			46,624

Poland–0.15%
Poland Government Bond
2.50% 7/25/26	PLN	330,000	85,955
3.25% 7/25/25	PLN	224,000	62,658

			148,613

Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	4,061

			4,061

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	68,300,564	59,874

			59,874

United Kingdom–0.07%
United Kingdom Gilt
3.25% 1/22/44	GBP	18,100	31,138
3.50% 1/22/45	GBP	18,700	33,740

			64,878

Uruguay–0.04%
Uruguay Government International Bond 4.375% 10/27/27		37,000	38,110

			38,110

Total Sovereign Bonds (Cost $574,206)			587,799

SUPRANATIONAL BANKS–0.32%
Asian Development Bank 0.50% 3/24/20	AUD	28,000	19,594
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	350,000,000	26,201
Inter-American Development Bank 6.00% 9/5/17	INR	2,600,000	38,941

	Principal Amount°		Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development
1.625% 3/9/21		60,000	$60,435
3.50% 1/22/21	NZD	143,000	101,185
4.625% 10/6/21	NZD	13,000	9,691
International Finance
2.125% 4/7/26		50,000	50,450
3.625% 5/20/20	NZD	11,000	7,831

Total Supranational Banks (Cost $311,993)			314,328

U.S. TREASURY OBLIGATIONS–6.54%
U.S. Treasury Bonds
2.875% 8/15/45		405,000	426,025
3.00% 11/15/45		545,000	588,387
•U.S. Treasury Floating Rate Note 0.403% 10/31/17		1,630,000	1,630,264
U.S. Treasury Notes
1.25% 3/31/21		2,350,000	2,352,799
1.375% 1/31/21		1,450,000	1,460,479
1.625% 2/15/26		10,000	9,855
2.25% 11/15/25		25,000	26,020

Total U.S. Treasury Obligations (Cost $6,433,967)			6,493,829

	Number of Shares

MONEY MARKET FUND–4.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)		4,272,629	4,272,629

Total Money Market Fund (Cost $4,272,629)			4,272,629

	Principal Amount°

SHORT-TERM INVESTMENT–4.53%
≠Discounted Commercial Paper–4.53%
BNP Paribas New York Branch 0.25% 4/1/16		4,500,000	4,499,958

Total Short-Term Investment (Cost $4,500,000)			4,499,958

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–106.00% (Cost $92,404,415)	$105,249,009
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.00%)	(5,954,493)

NET ASSETS APPLICABLE TO 6,765,757 SHARES OUTSTANDING–100.00%	$99,294,516

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $4,701,147, which represents 4.73% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Includes $12,768 cash collateral and $51 foreign currencies collateral held at broker for futures contracts, $34,029 cash collateral held at broker for swaps contracts and $15,641 foreign currencies collateral held at broker for swap contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $2,058,171, which represents 2.07% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $71,573, which represents 0.07% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(110,763)	USD	79,769	4/7/16	$(5,109)
BAML	CAD	(153,917)	USD	114,152	4/7/16	(4,361)
BAML	EUR	75,974	USD	(82,784)	4/7/16	3,686
BAML	JPY	1,938,640	USD	(17,187)	4/7/16	42
BAML	NZD	(163,093)	USD	107,104	4/7/16	(5,584)
BAML	RUB	2,963,070	USD	(43,716)	4/7/16	301
BNP	AUD	485	USD	(345)	4/7/16	26
BNP	INR	1,465,362	USD	(21,930)	4/7/16	170
BNP	NOK	(232,108)	USD	25,790	4/7/16	(2,259)
BNYM	EUR	(13,711)	USD	15,598	4/1/16	(4)
DB	PLN	330,396	USD	(88,720)	4/4/16	(179)
HSBC	GBP	(26,421)	USD	36,663	4/7/16	(1,285)
JPMC	KRW	(65,187,280)	USD	52,599	4/7/16	(4,296)
JPMC	PLN	(26,137)	USD	6,534	4/7/16	(469)
TD	GBP	(22,026)	USD	31,807	4/7/16	172
TD	JPY	(1,839,899)	USD	16,316	4/7/16	(36)
TD	MXN	1,516,216	USD	(88,106)	4/1/16	(357)
TD	NZD	(66,079)	USD	45,314	4/7/16	(343)
UBS	INR	543,566	USD	(7,938)	4/7/16	260

						$(19,625)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	E-mini S&P 500 Index	$(1,012,863)	$(1,025,750)	6/20/16	$(12,887)
11	U.S. Treasury 10 yr Notes	1,418,552	1,434,297	6/22/16	15,745
5	U.S. Treasury Long Bonds	827,046	822,187	6/22/16	(4,859)

					$(2,001)

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased
ICE	JPMC - CDX.NA.HY.25[2]		205,000	5.00%	12/20/20	$(3,522)	$(2,342)
ICE	JPMC - CDX.NA.HY.25[2]		225,000	5.00%	12/20/20	(5,621)	(815)
	JPMC - iTraxx® Europe
ICE	Crossover Series 25[3]	EUR	140,000	5.00%	6/20/21	(12,967)	(1,573)
JPMC	CDX.EM.25[4]		220,000	1.00%	6/20/21	18,622	505

							$(4,225)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Received	Floating Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
CME - BOA 10 yr	330,000	2.049%	0.629%	1/12/26	12,204
CME - BOA 30 yr	185,000	2.524%	0.629%	1/12/46	15,634
CME - BOA 30 yr	150,000	2.504%	0.629%	1/12/46	11,970
CME - BOA 30 yr	200,000	2.485%	0.629%	1/14/46	15,080

					$54,888

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

3Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

BOA–Bank of America

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CME–Chicago Mercantile Exchange

CVA–Dutch Certificate

DB–Deutsche Bank

DBJPM–Deutche Bank JPMorgan

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities including short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$92,404,415

Aggregate unrealized appreciation	$17,699,622
Aggregate unrealized depreciation	(4,855,028)

Net unrealized appreciation	$12,844,594

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$887,048	$—	$—	$887,048
Air Freight & Logistics	113,686	—	—	113,686
Auto Components	361,774	—	—	361,774
Automobiles	70,200	—	—	70,200
Banks	1,304,686	36,768	—	1,341,454
Beverages	135,274	—	—	135,274
Biotechnology	1,707,567	—	—	1,707,567
Building Products	121,042	—	—	121,042
Capital Markets	677,522	—	—	677,522
Chemicals	606,822	—	—	606,822
Commercial Services & Supplies	478,238	—	—	478,238
Communications Equipment	486,052	—	—	486,052
Construction & Engineering	102,593	—	—	102,593
Consumer Finance	72,775	—	—	72,775
Containers & Packaging	48,124	—	—	48,124
Diversified Financial Services	334,839	—	—	334,839
Diversified Telecommunication Services	806,965	—	—	806,965
Electric Utilities	342,506	—	—	342,506
Electrical Equipment	52,550	—	—	52,550
Electronic Equipment, Instruments & Components	37,932	—	—	37,932
Energy Equipment & Services	367,128	—	—	367,128
Food & Staples Retailing	919,308	—	—	919,308
Food Products	873,358	—	—	873,358
Gas Utilities	46,927	—	—	46,927
Health Care Equipment & Supplies	414,956	32,465	—	447,421
Health Care Providers & Services	1,184,538	—	—	1,184,538
Hotels, Restaurants & Leisure	285,078	—	—	285,078
Household Durables	47,160	—	—	47,160
Household Products	213,385	—	—	213,385
Industrial Conglomerates	188,197	—	—	188,197
Insurance	918,805	88,174	—	1,006,979
Internet & Catalog Retail	732,108	—	—	732,108
Internet Software & Services	1,819,935	—	—	1,819,935
IT Services	1,904,632	—	—	1,904,632
Leisure Products	40,180	—	—	40,180
Life Sciences Tools & Services	114,688	—	—	114,688
Machinery	365,780	—	—	365,780
Media	707,643	—	—	707,643
Metals & Mining	121,245	—	—	121,245
Multiline Retail	57,210	—	—	57,210
Multi-Utilities	65,146	—	—	65,146
Oil, Gas & Consumable Fuels	1,324,847	—	—	1,324,847

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$83,357	$—	$—	$83,357
Pharmaceuticals	1,836,215	—	—	1,836,215
Professional Services	437,533	—	—	437,533
Real Estate Investment Trusts	2,982,734	—	—	2,982,734
Road & Rail	155,391	—	—	155,391
Semiconductors & Semiconductor Equipment	1,372,658	—	—	1,372,658
Software	1,857,917	—	—	1,857,917
Specialty Retail	690,392	—	—	690,392
Technology Hardware, Storage & Peripherals	354,342	—	—	354,342
Textiles, Apparel & Luxury Goods	120,129	—	—	120,129
Thrifts & Mortgage Finance	28,455	—	—	28,455
Trading Companies & Distributors	58,156	—	—	58,156
Developed Markets
Aerospace & Defense	175,468	—	—	175,468
Air Freight & Logistics	270,234	—	—	270,234
Auto Components	222,503	—	—	222,503
Automobiles	513,183	—	—	513,183
Banks	1,121,924	—	—	1,121,924
Beverages	417,077	—	—	417,077
Construction & Engineering	346,492	—	—	346,492
Containers & Packaging	267,729	—	—	267,729
Diversified Telecommunication Services	411,291	—	—	411,291
Energy Equipment & Services	14,840	—	—	14,840
Food & Staples Retailing	174,074	—	—	174,074
Food Products	190,462	—	—	190,462
Household Durables	227,188	—	—	227,188
Industrial Conglomerates	258,779	—	—	258,779
Insurance	263,919	—	—	263,919
IT Services	459,357	—	—	459,357
Life Sciences Tools & Services	55,199	—	—	55,199
Media	98,659	—	—	98,659
Metals & Mining	226,017	—	—	226,017
Multi-Utilities	130,472	—	—	130,472
Oil, Gas & Consumable Fuels	307,349	—	—	307,349
Pharmaceuticals	1,797,928	—	—	1,797,928
Professional Services	377,767	—	—	377,767
Road & Rail	273,236	—	—	273,236
Software	182,607	—	—	182,607
Specialty Retail	251,005	—	—	251,005
Textiles, Apparel & Luxury Goods	453,414	—	—	453,414
Tobacco	329,211	—	—	329,211
Trading Companies & Distributors	370,100	—	—	370,100
Wireless Telecommunication Services	201,313	—	—	201,313
Emerging Markets
Airlines	11,446	—	—	11,446
Automobiles	106,847	—	—	106,847
Banks	835,911	66,053	—	901,964
Beverages	350,486	—	—	350,486
Building Products	120,406	—	—	120,406
Chemicals	111,341	—	—	111,341
Construction Materials	240,223	—	—	240,223
Diversified Financial Services	92,675	—	—	92,675
Diversified Telecommunication Services	157,004	—	—	157,004
Electronic Equipment, Instruments & Components	201,109	—	—	201,109
Food & Staples Retailing	83,206	—	—	83,206

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$395,303	$—	$—	$395,303
Hotels, Restaurants & Leisure	—	28,500	—	28,500
Insurance	109,219	—	—	109,219
Internet & Catalog Retail	23,820	—	—	23,820
Internet Software & Services	462,149	143,666	—	605,815
IT Services	49,330	—	—	49,330
Media	148,284	—	—	148,284
Metals & Mining	62,370	4,878	—	67,248
Multiline Retail	61,490	—	—	61,490
Oil, Gas & Consumable Fuels	862,888	65,455	—	928,343
Paper & Forest Products	40,105	—	—	40,105
Personal Products	122,346	—	—	122,346
Real Estate Management & Development	32,465	5,520	—	37,985
Road & Rail	2,281	—	—	2,281
Semiconductors & Semiconductor Equipment	348,248	—	—	348,248
Technology Hardware, Storage & Peripherals	481,847	—	—	481,847
Wireless Telecommunication Services	1,010,915	—	—	1,010,915
Convertible Preferred Stock	66,413	28,011	—	94,424
Exchange-Traded Funds	7,209,140	—	—	7,209,140
Preferred Stock	—	261,266	—	261,266
Agency Asset-Backed Security	—	234	—	234
Agency Collateralized Mortgage Obligations	—	846,219	—	846,219
Agency Mortgage-Backed Securities	—	11,915,229	—	11,915,229
Commercial Mortgage-Backed Securities	—	2,419,246	56,836	2,476,082
Convertible Bonds	—	447,474	—	447,474
Corporate Bonds	—	12,921,699	—	12,921,699
Municipal Bonds	—	454,678	—	454,678
Non-Agency Asset-Backed Securities	—	1,706,834	—	1,706,834
Non-Agency Collateralized Mortgage Obligations	—	225,145	—	225,145
Regional Bonds	—	91,648	—	91,648
Senior Secured Loans	—	1,548,556	60,120	1,608,676
Sovereign Bonds	—	587,799	—	587,799
Supranational Banks	—	314,328	—	314,328
U.S. Treasury Obligations	—	6,493,829	—	6,493,829
Money Market Fund	4,272,629	—	—	4,272,629
Short-Term Investments	—	4,499,958	—	4,499,958

Total	$59,898,421	$45,233,632	$116,956	$105,249,009

Foreign Currency Exchange Contracts	$—	$(19,625)	$—	$(19,625)

Futures Contracts	$(2,001)	$—	$—	$(2,001)

Swap Contracts	$—	$50,663	$—	$50,663

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.72%
Aerospace & Defense–2.63%
AAR	6,789	$157,980
†Aerojet Rocketdyne Holdings	9,478	155,250
†Aerovironment	2,215	62,729
†Astronics	2,505	95,566
†Astronics Class B	375	14,415
B/E Aerospace	6,033	278,242
Boeing	37,923	4,813,946
BWX Technologies	11,734	393,793
Cubic	3,873	154,765
Curtiss-Wright	6,659	503,887
†DigitalGlobe	10,882	188,259
†Ducommun	1,600	24,400
†Esterline Technologies	4,509	288,892
General Dynamics	13,232	1,738,288
HEICO	3,473	208,831
HEICO Class A	4,578	217,913
Hexcel	12,095	528,672
Honeywell International	36,684	4,110,442
Huntington Ingalls Industries	7,025	962,003
†KLX	6,809	218,841
†Kratos Defense & Security Solutions	5,182	25,651
L-3 Communications Holdings	4,693	556,121
Lockheed Martin	15,708	3,479,322
†Moog Class A	5,219	238,404
Northrop Grumman	9,036	1,788,224
Orbital ATK	8,921	775,592
Raytheon	13,074	1,603,265
Rockwell Collins	11,575	1,067,331
†Spirit AeroSystems Holdings Class A	7,938	360,068
†Teledyne Technologies	4,923	433,913
Textron	22,144	807,370
†TransDigm Group	3,095	681,952
Triumph Group	6,690	210,601
United Technologies	41,853	4,189,485

		31,334,413

Air Freight & Logistics–0.72%
†Air Transport Services Group	11,784	181,238
†Atlas Air Worldwide Holdings	3,789	160,161
CH Robinson Worldwide	11,156	828,110
†Echo Global Logistics	2,584	70,181
Expeditors International of Washington	11,713	571,712
FedEx	11,653	1,896,176
Forward Air	3,352	151,913
†Hub Group Class A	4,075	166,219
Park-Ohio Holdings	801	34,299
United Parcel Service Class B	39,912	4,209,519
†XPO Logistics	9,607	294,935

		8,564,463

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.91%
Alaska Air Group	16,423	$1,347,014
Allegiant Travel	2,149	382,651
American Airlines Group	40,394	1,656,558
Copa Holdings Class A	4,803	325,403
Delta Air Lines	46,387	2,258,119
†Hawaiian Holdings	9,950	469,541
†JetBlue Airways	30,530	644,794
SkyWest	6,659	133,113
Southwest Airlines	39,453	1,767,494
†Spirit Airlines	10,860	521,063
†United Continental Holdings	21,708	1,299,441

		10,805,191

Auto Components–0.81%
†American Axle & Manufacturing
Holdings	8,555	131,661
Autoliv	7,240	857,795
BorgWarner	18,858	724,147
Cooper Tire & Rubber	10,762	398,409
†Cooper-Standard Holding	1,676	120,404
Dana Holding	30,421	428,632
Delphi Automotive	16,408	1,230,928
Drew Industries	3,305	213,040
†Federal-Mogul Holdings Class A	11,461	113,235
†Fox Factory Holding	4,534	71,683
Gentex	39,164	614,483
†Gentherm	4,875	202,751
Goodyear Tire & Rubber	38,344	1,264,585
†Horizon Global	2,190	27,550
Johnson Controls	25,800	1,005,426
Lear	6,985	776,522
†Modine Manufacturing	8,303	91,416
†Motorcar Parts of America	2,029	77,061
Standard Motor Products	2,906	100,693
†Stoneridge	3,532	51,426
Superior Industries International	3,283	72,489
†Tenneco	8,836	455,142
Tower International	4,230	115,056
Visteon	6,978	555,379

		9,699,913

Automobiles–0.64%
Ford Motor	270,509	3,651,871
General Motors	71,065	2,233,573
Harley-Davidson	15,921	817,225
†Tesla Motors	1,590	365,334
Thor Industries	7,273	463,799
Winnebago Industries	3,677	82,549

		7,614,351

Banks–5.48%
1st Source	2,576	82,020
Ameris Bancorp	3,331	98,531

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Arrow Financial	432	$11,478
Associated Banc-Corp	18,002	322,956
Banc of California	701	12,267
BancFirst	192	10,950
†Bancorp	1,514	8,660
BancorpSouth	15,238	324,722
Bank of America	437,895	5,920,340
Bank of Hawaii	5,993	409,202
Bank of the Ozarks	9,112	382,431
BankUnited	12,210	420,512
Banner	3,101	130,366
BB&T	33,256	1,106,427
BBCN Bancorp	12,568	190,908
Berkshire Hills Bancorp	5,646	151,821
BNC Bancorp	2,712	57,277
BOK Financial	5,855	319,800
Boston Private Financial Holdings	14,301	163,746
Bryn Mawr Bank	2,262	58,201
Camden National	424	17,808
Capital Bank Financial	4,655	143,607
Cardinal Financial	3,968	80,749
Cathay General Bancorp	10,056	284,886
CenterState Banks of Florida	2,452	36,510
Central Pacific Financial	5,001	108,872
Chemical Financial	4,839	172,704
CIT Group	10,255	318,213
Citigroup	125,006	5,219,001
City Holding	2,841	135,743
@CoBiz Financial	3,260	38,533
Columbia Banking System	8,265	247,289
Comerica	9,594	363,325
Commerce Bancshares	13,947	626,918
Community Bank System	7,256	277,252
Community Trust Bancorp	1,117	39,452
ConnectOne Bancorp	2,533	41,415
Cullen/Frost Bankers	6,810	375,299
†Customers Bancorp	3,657	86,415
CVB Financial	12,226	213,344
†Eagle Bancorp	3,520	168,960
East West Bancorp	14,663	476,254
Enterprise Financial Services	1,260	34,070
Fidelity Southern	1,928	30,925
Fifth Third Bancorp	49,269	822,300
†First BanCorp (Puerto Rico)	32,583	95,142
First Busey	2,156	44,155
First Citizens BancShares Class A	925	232,240
First Commonwealth Financial	14,092	124,855
First Financial	880	30,105
First Financial Bancorp	9,348	169,947
First Horizon National	28,550	374,005
First Interstate BancSystem	3,666	103,125
First Merchants	5,490	129,399

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Midwest Bancorp	14,084	$253,794
†First NBC Bank Holding	2,270	46,739
First Niagara Financial Group	40,123	388,391
First of Long Island	800	22,800
First Republic Bank	13,071	871,051
FirstMerit	20,372	428,831
@Flushing Financial	4,876	105,419
FNB	25,558	332,510
Fulton Financial	26,126	349,566
Glacier Bancorp	10,015	254,581
Great Southern Bancorp	946	35,125
Guaranty Bancorp	864	13,357
Hancock Holding	11,693	268,471
Hanmi Financial	4,000	88,080
Heartland Financial USA	2,604	80,177
Heritage Commerce	487	4,875
Heritage Financial	3,857	67,767
†Hilltop Holdings	14,415	272,155
Home BancShares	8,798	360,278
†HomeTrust Bancshares	901	16,515
Huntington Bancshares	74,523	710,949
IBERIABANK	5,368	275,217
Independent Bank (Massachusetts)	3,374	155,069
Independent Bank Group	1,383	37,894
International Bancshares	10,063	248,154
Investors Bancorp	41,256	480,220
JPMorgan Chase	156,544	9,270,536
KeyCorp	47,798	527,690
Lakeland Bancorp	1,264	12,830
Lakeland Financial	1,868	85,517
LegacyTexas Financial Group	5,131	100,824
M&T Bank	4,922	546,342
MB Financial	9,540	309,573
Mercantile Bank	836	18,743
National Bank Holdings Class A	3,583	73,057
National Penn Bancshares	21,224	225,823
NBT Bancorp	5,373	144,802
OFG Bancorp	4,091	28,596
Old National Bancorp	17,834	217,396
Opus Bank	370	12,580
†Pacific Premier Bancorp	1,227	26,221
PacWest Bancorp	10,759	399,697
Peapack Gladstone Financial	548	9,261
Peoples Bancorp	481	9,399
People’s United Financial	23,935	381,285
Pinnacle Financial Partners	4,099	201,097
PNC Financial Services Group	21,686	1,833,985
Popular	12,693	363,147
Preferred Bank	230	6,958
PrivateBancorp	11,176	431,394
Prosperity Bancshares	7,549	350,198
Regions Financial	72,373	568,128

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Renasant	5,232	$172,185
S&T Bancorp	3,442	88,666
Sandy Spring Bancorp	3,312	92,173
†Seacoast Banking Corp of Florida	1,194	18,853
ServisFirst Bancshares	80	3,552
†Signature Bank	2,593	352,959
Simmons First National Class A	1,607	72,427
South State	3,499	224,741
Southside Bancshares	779	20,309
Southwest Bancorp	2,660	40,033
State Bank Financial	5,416	107,020
Sterling Bancorp	16,375	260,854
Stock Yards Bancorp	1,408	54,250
SunTrust Banks	21,339	769,911
†SVB Financial Group	4,498	459,021
Synovus Financial	16,013	462,936
Talmer Bancorp Class A	10,621	192,134
TCF Financial	27,139	332,724
†Texas Capital Bancshares	5,756	220,915
Tompkins Financial	1,080	69,120
TowneBank	6,489	124,524
TriCo Bancshares	1,599	40,487
Trustmark	10,322	237,716
U.S. Bancorp	73,174	2,970,133
UMB Financial	6,082	314,014
Umpqua Holdings	25,379	402,511
Union Bankshares	7,033	173,223
United Bankshares	8,623	316,464
United Community Banks	4,333	80,031
Univest Corp of Pennsylvania	1,042	20,329
Valley National Bancorp	29,056	277,194
Washington Trust Bancorp	1,086	40,530
Webster Financial	11,063	397,162
Wells Fargo	211,575	10,231,767
WesBanco	4,468	132,744
Westamerica Bancorporation	2,893	140,918
†Western Alliance Bancorp	8,104	270,512
Wilshire Bancorp	10,111	104,143
Wintrust Financial	5,764	255,576
Yadkin Financial	3,834	90,751
Zions Bancorporation	15,423	373,391

		65,177,399

Beverages–1.94%
†Boston Beer Class A	1,347	249,289
Brown-Forman Class A	523	55,799
Brown-Forman Class B	6,886	678,064
Coca-Cola	186,990	8,674,466
Coca-Cola Bottling Consolidated	1,354	216,315
Coca-Cola Enterprises	19,755	1,002,369
Constellation Brands Class A	5,045	762,249
Dr Pepper Snapple Group	14,007	1,252,506

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
MGP Ingredients	1,497	$36,287
Molson Coors Brewing Class B	10,132	974,496
†Monster Beverage	4,163	555,261
†National Beverage	1,299	54,974
PepsiCo	83,267	8,533,202

		23,045,277

Biotechnology–2.61%
AbbVie	94,538	5,400,011
†Acorda Therapeutics	4,839	127,992
†Alexion Pharmaceuticals	4,651	647,512
†Alkermes	3,336	114,058
†Alnylam Pharmaceuticals	2,227	139,789
Amgen	29,424	4,411,540
†Arrowhead Research	5,804	27,975
Baxalta	27,199	1,098,840
†Biogen	11,266	2,932,765
†BioMarin Pharmaceutical	4,032	332,559
†Bluebird Bio	2,058	87,465
†Celgene	37,622	3,765,586
†Clovis Oncology	1,025	19,680
†Emergent BioSolutions	5,759	209,340
Gilead Sciences	88,005	8,084,139
†Incyte	4,184	303,214
†Insys Therapeutics	2,779	44,436
†Intrexon	4,373	148,201
†Ligand Pharmaceuticals Class B	2,133	228,423
†Medivation	12,620	580,268
†Myriad Genetics	6,072	227,275
†Neurocrine Biosciences	3,241	128,182
†OPKO Health	15,685	162,967
†Regeneron Pharmaceuticals	3,070	1,106,551
†Seattle Genetics	3,743	131,342
†United Therapeutics	2,580	287,489
†Vertex Pharmaceuticals	3,876	308,103

		31,055,702

Building Products–0.47%
A.O. Smith	5,428	414,211
AAON	7,398	207,144
Allegion	3,626	231,012
†American Woodmark	2,433	181,477
Apogee Enterprises	3,439	150,938
†Armstrong World Industries	7,592	367,225
†Builders FirstSource	12,418	139,951
†Continental Building Products	6,258	116,148
Fortune Brands Home & Security	8,581	480,879
†Gibraltar Industries	3,900	111,540
Insteel Industries	1,756	53,681
Lennox International	4,524	611,600
Masco	22,402	704,543
†NCI Building Systems	6,362	90,340

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Nortek	596	$28,781
Owens Corning	12,082	571,237
†Patrick Industries	2,808	127,455
†PGT	8,191	80,599
†Ply Gem Holdings	5,809	81,616
Quanex Building Products	4,360	75,690
Simpson Manufacturing	4,772	182,147
†Trex	4,106	196,801
Universal Forest Products	1,382	118,603
†USG	10,447	259,190

		5,582,808

Capital Markets–1.74%
†Affiliated Managers Group	4,373	710,175
Ameriprise Financial	8,219	772,668
Artisan Partners Asset Management	3,789	116,853
Bank of New York Mellon	46,195	1,701,362
BGC Partners Class A	27,104	245,291
BlackRock	3,799	1,293,825
Charles Schwab	33,576	940,800
Cohen & Steers	4,394	171,014
Diamond Hill Investment Group	152	26,959
†E*TRADE Financial	15,622	382,583
Eaton Vance	18,805	630,344
Evercore Partners Class A	5,155	266,771
Federated Investors Class B	13,518	389,994
Franklin Resources	21,004	820,206
Goldman Sachs Group	15,949	2,503,674
Greenhill & Co.	3,574	79,343
HFF Class A	4,900	134,897
Interactive Brokers Group	8,526	335,242
†INTL. FCStone	1,728	46,189
Invesco	26,923	828,421
Investment Technology Group	5,918	130,788
Janus Capital Group	23,005	336,563
†KCG Holdings	12,555	150,032
Legg Mason	13,075	453,441
LPL Financial Holdings	16,584	411,283
Moelis & Co.	434	12,252
Morgan Stanley	61,313	1,533,438
Northern Trust	19,892	1,296,362
NorthStar Asset Management Group	6,847	77,713
Oppenheimer Holdings Class A	566	8,931
Raymond James Financial	13,800	657,018
SEI Investments	9,432	406,048
State Street	13,574	794,350
†Stifel Financial	8,209	242,986
T. Rowe Price Group	12,360	907,966
TD Ameritrade Holding	9,765	307,890
Virtus Investment Partners	817	63,816
Waddell & Reed Financial Class A	15,478	364,352
Westwood Holdings Group	147	8,622

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
WisdomTree Investments	12,979	$148,350

		20,708,812

Chemicals–2.70%
A. Schulman	4,438	120,802
Air Products & Chemicals	8,136	1,171,991
Airgas	9,972	1,412,434
Albemarle	6,061	387,480
American Vanguard	3,629	57,266
Ashland	4,435	487,673
Axiall	10,643	232,443
Balchem	2,885	178,928
Cabot	8,060	389,540
Calgon Carbon	8,361	117,221
Celanese Class A	9,212	603,386
CF Industries Holdings	26,901	843,077
Chemours	8,717	61,019
†Chemtura	12,860	339,504
Dow Chemical	51,650	2,626,919
E.I. duPont deNemours	37,593	2,380,389
Eastman Chemical	18,625	1,345,284
Ecolab	12,405	1,383,406
FMC	7,320	295,508
FutureFuel	4,566	53,833
†GCP Applied Technologies	5,509	109,849
H.B. Fuller	5,740	243,663
Hawkins	819	29,558
Huntsman	46,016	612,013
Innophos Holdings	2,701	83,488
Innospec	4,258	184,627
International Flavors & Fragrances	5,956	677,614
KMG Chemicals	1,701	39,242
†Koppers Holdings	2,915	65,500
†Kraton Performance Polymers	4,560	78,888
Kronos Worldwide	6,569	37,575
†LSB Industries	2,575	32,831
LyondellBasell Industries Class A	25,148	2,152,166
Minerals Technologies	4,368	248,321
Monsanto	24,155	2,119,360
Mosaic	31,833	859,491
NewMarket	1,427	565,463
Olin	46,348	805,065
†OMNOVA Solutions	2,534	14,089
†Platform Specialty Products	22,651	194,799
PolyOne	12,817	387,714
PPG Industries	13,312	1,484,155
Praxair	16,799	1,922,646
Quaker Chemical	1,377	116,852
RPM International	11,498	544,200
Scotts Miracle-Gro Class A	8,700	633,099
Sensient Technologies	3,376	214,241
Sherwin-Williams	4,501	1,281,300

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Stepan	2,486	$137,451
†Trecora Resources	1,810	17,412
Tredegar	492	7,734
Tronox	7,502	47,938
Valspar	7,308	782,102
†W.R. Grace	5,509	392,131
Westlake Chemical	11,121	514,902

		32,125,582

Commercial Services & Supplies–1.39%
ABM Industries	7,883	254,700
†ACCO Brands	15,297	137,367
ADT	33,947	1,400,653
†ARC Document Solutions	6,046	27,207
Brady Class A	6,818	182,995
Brink’s	6,531	219,376
Cintas	8,381	752,698
†Clean Harbors	9,325	460,095
†Copart	16,745	682,694
Covanta Holding	22,488	379,148
Deluxe	9,390	586,781
Ennis	3,323	64,965
Essendant	6,195	197,806
G&K Services Class A	2,774	203,195
Herman Miller	8,070	249,282
HNI	6,100	238,937
Interface Class A	8,682	160,964
KAR Auction Services	13,984	533,350
Kimball International Class B	4,901	55,626
Knoll	7,864	170,256
Matthews International Class A	3,204	164,910
McGrath RentCorp	3,969	99,543
Mobile Mini	5,916	195,346
MSA Safety	4,253	205,633
Multi-Color	1,912	102,005
Pitney Bowes	23,939	515,646
Quad/Graphics	5,244	67,857
R.R. Donnelley & Sons	33,962	556,977
Republic Services	43,925	2,093,026
Rollins	14,475	392,562
†SP Plus	3,002	72,228
Steelcase Class A	12,090	180,383
†Stericycle	4,662	588,298
†Team	2,683	81,510
Tetra Tech	8,459	252,247
†TRC	1,338	9,701
Tyco International	25,189	924,688
U.S. Ecology	3,569	157,607
UniFirst	2,026	221,077
Viad	1,892	55,171
Waste Connections	17,396	1,123,608
Waste Management	20,630	1,217,170

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
West	11,036	$251,842

		16,487,130

Communications Equipment–1.33%
ADTRAN	4,884	98,754
†Alliance Fiber Optic Products	1,200	17,748
†Arista Networks	3,031	191,256
†ARRIS International	25,561	585,858
Brocade Communications Systems	57,142	604,562
†CalAmp	2,806	50,312
†Calix	3,340	23,681
†Ciena	14,673	279,080
Cisco Systems	212,166	6,040,366
†CommScope Holding	17,148	478,772
Comtech Telecommunications	2,467	57,654
†EchoStar Class A	6,579	291,384
†F5 Networks	4,506	476,960
†Finisar	13,225	241,224
†Harmonic	15,891	51,964
Harris	8,495	661,421
†Infinera	2,440	39,186
InterDigital	6,220	346,143
†Ixia	8,963	111,679
Juniper Networks	22,261	567,878
Motorola Solutions	5,314	402,270
†NETGEAR	4,473	180,575
†NetScout Systems	3,994	91,742
†Palo Alto Networks	2,069	337,537
Plantronics	3,909	153,194
†Polycom	16,826	187,610
QUALCOMM	51,502	2,633,812
†Ruckus Wireless	5,246	51,463
†ShoreTel	4,568	33,986
†Sonus Networks	7,554	56,882
†Ubiquiti Networks	5,307	176,564
†ViaSat	4,826	354,614

		15,876,131

Construction & Engineering–0.38%
†AECOM	18,267	562,441
†Aegion	4,365	92,058
Argan	2,865	100,733
Chicago Bridge & Iron	12,705	464,876
Comfort Systems USA	5,275	167,587
†Dycom Industries	5,163	333,891
EMCOR Group	9,724	472,586
Fluor	15,066	809,044
Granite Construction	4,504	215,291
†Great Lakes Dredge & Dock	483	2,154
†Jacobs Engineering Group	8,078	351,797
KBR	15,549	240,699
†MasTec	588	11,901

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†MYR Group	2,986	$74,978
Primoris Services	3,904	94,867
†Quanta Services	18,900	426,384
†Tutor Perini	7,043	109,448

		4,530,735

Construction Materials–0.18%
Eagle Materials	5,781	405,306
†Headwaters	9,629	191,039
Martin Marietta Materials	3,480	555,095
†US Concrete	2,396	142,754
Vulcan Materials	8,235	869,369

		2,163,563

Consumer Finance–0.90%
†Ally Financial	12,900	241,488
American Express	43,293	2,658,190
Capital One Financial	26,077	1,807,397
Cash America International	4,207	162,558
†Credit Acceptance	2,546	462,226
Discover Financial Services	29,578	1,506,112
†Encore Capital Group	3,358	86,435
†Enova International	937	5,912
†EZCORP Class A	6,690	19,869
First Cash Financial Services	3,446	158,723
†Green Dot Class A	5,105	117,262
Navient	57,265	685,462
Nelnet Class A	4,320	170,078
†OneMain Holdings	9,601	263,355
†PRA Group	6,942	204,025
†Santander Consumer USA Holdings	11,067	116,093
†SLM	54,985	349,705
†Synchrony Financial	59,805	1,714,011

		10,728,901

Containers & Packaging–0.81%
AEP Industries	1,162	76,692
AptarGroup	9,760	765,282
Avery Dennison	10,390	749,223
Ball	11,756	838,085
Bemis	16,843	872,131
†Berry Plastics Group	10,012	361,934
†Crown Holdings	7,001	347,180
Graphic Packaging Holding	63,505	816,039
Greif Class A	3,312	108,468
International Paper	21,242	871,772
Myers Industries	2,920	37,551
†Owens-Illinois	29,881	476,901
Packaging Corp of America	10,592	639,757
Sealed Air	16,972	814,826
Silgan Holdings	11,004	585,083
Sonoco Products	15,608	758,081

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
WestRock	14,639	$571,360

		9,690,365

Distributors–0.21%
Core-Mark Holding	2,614	213,198
Genuine Parts	11,206	1,113,428
†LKQ	21,855	697,830
Pool	4,978	436,770

		2,461,226

Diversified Consumer Services–0.26%
†American Public Education	2,213	45,654
†Bright Horizons Family Solutions	6,159	398,980
Capella Education	1,204	63,379
†Career Education	2,503	11,364
Carriage Services	2,326	50,265
Graham Holdings	553	265,440
†Grand Canyon Education	6,766	289,179
H&R Block	19,603	517,911
†Houghton Mifflin Harcourt	15,841	315,870
†K12	6,889	68,132
Service Corp International	31,087	767,227
†ServiceMaster Global Holdings	1,990	74,983
Sotheby’s	7,971	213,065
†Strayer Education	1,056	51,480

		3,132,929

Diversified Financial Services–1.47%
†Berkshire Hathaway Class B	65,443	9,285,053
CBOE Holdings	9,100	594,503
CME Group	13,319	1,279,290
FactSet Research Systems	3,459	524,142
GAIN Capital Holdings	5,501	36,087
Intercontinental Exchange	3,191	750,332
Leucadia National	19,765	319,600
MarketAxess Holdings	3,353	418,555
McGraw-Hill Financial	15,553	1,539,436
Moody’s	7,458	720,144
Morningstar	5,529	488,045
MSCI	6,463	478,779
Nasdaq	10,110	671,102
†PICO Holdings	2,699	27,611
Voya Financial	11,977	356,555

		17,489,234

Diversified Telecommunication Services–2.42%
AT&T	301,096	11,793,930
Atlantic Tele-Network	1,514	114,807
CenturyLink	29,990	958,480
†Cincinnati Bell	25,476	98,592
Cogent Communications Holdings	5,986	233,634
Consolidated Communications Holdings	8,146	209,841

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†FairPoint Communications	2,657	$39,536
Frontier Communications	122,933	687,195
†General Communication Class A	7,752	142,017
IDT Class B	3,397	52,959
Inteliquent	5,052	81,085
†Level 3 Communications	14,948	790,002
†Lumos Networks	2,700	34,668
†ORBCOMM	9,336	94,574
†SBA Communications Class A	7,366	737,852
Verizon Communications	236,167	12,771,911

		28,841,083

Electric Utilities–1.66%
ALLETE	6,594	369,726
American Electric Power	19,483	1,293,671
Duke Energy	28,158	2,271,787
Edison International	12,899	927,309
El Paso Electric	4,644	213,067
Empire District Electric	4,987	164,820
Entergy	9,739	772,108
Eversource Energy	18,515	1,080,165
Exelon	35,590	1,276,257
FirstEnergy	22,090	794,577
Great Plains Energy	19,671	634,390
IDACORP	6,633	494,755
ITC Holdings	16,117	702,218
MGE Energy	3,422	178,800
NextEra Energy	17,820	2,108,819
OGE Energy	12,205	349,429
Otter Tail	4,368	129,380
Pinnacle West Capital	6,414	481,499
PNM Resources	9,656	325,600
Portland General Electric	9,526	376,182
PPL	26,960	1,026,367
Southern	36,734	1,900,250
Unitil	1,492	63,395
Westar Energy	12,179	604,200
Xcel Energy	28,189	1,178,864

		19,717,635

Electrical Equipment–0.72%
Acuity Brands	2,185	476,636
Allied Motion Technologies	1,708	30,744
AMETEK	19,210	960,116
AZZ	4,022	227,645
†Babcock & Wilcox Enterprises	3,921	83,909
Eaton	13,572	849,064
Emerson Electric	32,448	1,764,522
Encore Wire	2,356	91,719
EnerSys	7,070	393,940
Franklin Electric	6,304	202,800
†Generac Holdings	13,746	511,901

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
General Cable	9,785	$119,475
Hubbell	5,553	588,229
Powell Industries	1,827	54,463
†Power Solutions International	813	11,219
†PowerSecure International	3,336	62,350
Regal Beloit	4,821	304,157
Rockwell Automation	10,776	1,225,770
†Sensata Technologies Holding	10,345	401,800
†SolarCity	4,342	106,726
†Thermon Group Holdings	3,728	65,464

		8,532,649

Electronic Equipment, Instruments & Components–1.27%
Amphenol Class A	19,062	1,102,165
†Anixter International	4,994	260,237
†Arrow Electronics	9,905	637,981
Avnet	13,395	593,399
AVX	10,683	134,285
Badger Meter	1,396	92,848
Belden	3,678	225,756
CDW	15,967	662,631
†Checkpoint Systems	3,613	36,564
Cognex	8,502	331,153
†Coherent	2,520	231,588
Corning	56,457	1,179,387
Daktronics	5,746	45,393
Dolby Laboratories Class A	6,088	264,584
†DTS	1,495	32,561
†Fabrinet	5,499	177,893
FEI	3,888	346,071
†Flextronics International	27,725	334,364
FLIR Systems	17,970	592,111
†GSI Group	700	9,912
†II-VI	7,979	173,224
Ingram Micro	16,845	604,904
†IPG Photonics	6,576	631,822
†Itron	3,730	155,616
Jabil Circuit	33,466	644,890
†Keysight Technologies	17,570	487,392
Littelfuse	2,295	282,537
†Mercury Systems	3,446	69,954
Methode Electronics	4,593	134,299
MTS Systems	1,823	110,930
†Multi-Fineline Electronix	3,137	72,810
National Instruments	10,428	313,987
†Newport	4,964	114,172
†OSI Systems	2,992	195,946
Park Electrochemical	2,423	38,792
PC Connection	3,183	82,153
†Plexus	3,371	133,222
†Rofin-Sinar Technologies	3,306	106,519
†Rogers	2,571	153,926

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina	10,665	$249,348
†ScanSource	4,669	188,534
SYNNEX	5,679	525,819
TE Connectivity	16,123	998,336
†Tech Data	5,267	404,348
†Trimble Navigation	16,068	398,486
†TTM Technologies	12,750	84,788
†Universal Display	356	19,260
Vishay Intertechnology	23,342	285,006
†Zebra Technologies	3,022	208,518

		15,160,421

Energy Equipment & Services–1.06%
Archrock	11,511	92,088
Atwood Oceanics	8,344	76,514
†Basic Energy Services	5,503	15,188
Bristow Group	5,275	99,803
†Cameron International	21,754	1,458,606
Core Laboratories	4,545	510,903
Diamond Offshore Drilling	14,549	316,150
†Dril-Quip	5,598	339,015
†Era Group	2,010	18,854
†Exterran	5,755	88,972
†FMC Technologies	12,838	351,248
†Forum Energy Technologies	11,621	153,397
Halliburton	25,751	919,826
Helmerich & Payne	11,155	655,022
†Key Energy Services	21,340	7,883
†Matrix Service	3,017	53,401
Nabors Industries	38,730	356,316
†Newpark Resources	12,083	52,199
Noble	26,081	269,938
Oceaneering International	12,328	409,783
†Oil States International	6,670	210,238
†Parker Drilling	15,756	33,403
Patterson-UTI Energy	22,555	397,419
†Pioneer Energy Services	7,354	16,179
†RigNet	1,617	22,121
Rowan	15,208	244,849
RPC	26,800	380,024
Schlumberger	53,469	3,943,339
†SEACOR Holdings	2,936	159,865
Superior Energy Services	21,611	289,371
Tesco	5,029	43,300
†TETRA Technologies	6,536	41,504
Transocean	33,325	304,591
†Weatherford International	39,221	305,139

		12,636,448

Food & Staples Retailing–1.96%
Andersons	4,370	137,262
Casey’s General Stores	13,773	1,560,756

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Chefs’ Warehouse	2,580	$52,348
Costco Wholesale	21,531	3,392,855
CVS Health	39,481	4,095,364
Ingles Markets Class A	2,345	87,937
Kroger	54,430	2,081,947
PriceSmart	3,470	293,493
†Rite Aid	49,757	405,520
SpartanNash	5,888	178,465
†Sprouts Farmers Market	18,502	537,298
†SUPERVALU	35,583	204,958
Sysco	29,408	1,374,236
†United Natural Foods	6,297	253,769
Village Super Market Class A	618	14,931
Walgreens Boots Alliance	29,143	2,455,006
Wal-Mart Stores	78,281	5,361,466
Weis Markets	969	43,663
Whole Foods Market	27,380	851,792

		23,383,066

Food Products–1.78%
Alico	234	6,461
Archer-Daniels-Midland	27,013	980,842
B&G Foods	9,162	318,929
Bunge	7,740	438,626
Calavo Growers	1,666	95,062
Cal-Maine Foods	5,923	307,463
Campbell Soup	25,897	1,651,970
ConAgra Foods	8,193	365,572
†Darling Ingredients	11,907	156,815
Dean Foods	10,300	178,396
†Farmer Brothers	400	11,148
Flowers Foods	26,330	486,052
Fresh Del Monte Produce	6,313	265,588
General Mills	29,451	1,865,721
†Hain Celestial Group	6,685	273,483
Hershey	8,647	796,302
Hormel Foods	27,760	1,200,342
Ingredion	8,589	917,219
J&J Snack Foods	2,310	250,127
JM Smucker	7,511	975,228
John B. Sanfilippo & Son	748	51,679
Kellogg	12,773	977,773
Lancaster Colony	3,385	374,279
†Landec	1,935	20,317
McCormick Non-Voting Shares	7,654	761,420
Mead Johnson Nutrition	13,213	1,122,709
Mondelez International	49,299	1,977,876
†Pilgrim’s Pride	12,600	320,040
Pinnacle Foods	12,407	554,345
†Post Holdings	8,495	584,201
Sanderson Farms	1,466	132,204
†Seaboard	14	42,042

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Snyders-Lance	12,342	$388,511
†TreeHouse Foods	5,237	454,310
Tyson Foods Class A	23,162	1,543,979
†WhiteWave Foods	8,805	357,835

		21,204,866

Gas Utilities–0.57%
AGL Resources	14,810	964,723
Atmos Energy	10,204	757,749
Chesapeake Utilities	1,638	103,145
Laclede Group	5,436	368,289
National Fuel Gas	9,772	489,089
New Jersey Resources	11,433	416,504
Northwest Natural Gas	3,933	211,792
ONE Gas	6,456	394,462
Piedmont Natural Gas	10,405	622,531
Questar	22,383	555,098
South Jersey Industries	7,029	199,975
Southwest Gas	4,816	317,134
UGI	24,954	1,005,397
WGL Holdings	6,029	436,319

		6,842,207

Health Care Equipment & Supplies–1.92%
Abaxis	2,179	98,905
Abbott Laboratories	42,875	1,793,461
†ABIOMED	2,200	208,582
†Alere	10,100	511,161
†Align Technology	6,906	501,997
Analogic	1,912	151,067
†AngioDynamics	5,678	69,783
†Anika Therapeutics	1,937	86,623
Atrion	226	89,351
Baxter International	23,599	969,447
Becton Dickinson	6,106	927,013
†Boston Scientific	26,851	505,067
C.R. Bard	6,214	1,259,391
Cantel Medical	4,304	307,133
CONMED	2,672	112,064
Cooper	1,674	257,746
†Cynosure Class A	3,265	144,052
DENTSPLY SIRONA	19,238	1,185,638
†DexCom	2,041	138,604
†Edwards Lifesciences	16,294	1,437,294
†Exactech	917	18,578
†Globus Medical	8,601	204,274
†Greatbatch	3,432	122,316
†Haemonetics	5,852	204,703
†Halyard Health	7,052	202,604
Hill-Rom Holdings	6,594	331,678
†Hologic	23,871	823,549
†ICU Medical	1,330	138,453

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	6,797	$532,341
†Inogen	717	32,251
†Integra LifeSciences Holdings	4,394	295,980
†Intuitive Surgical	1,073	644,927
Invacare	4,463	58,778
†LivaNova	3,945	212,951
†Masimo	8,230	344,343
Medtronic	30,227	2,267,025
Meridian Bioscience	6,320	130,255
†Merit Medical Systems	5,462	100,992
†Natus Medical	2,545	97,804
†Neogen	3,194	160,818
†NuVasive	4,865	236,682
†Nuvectra	1,144	6,189
†OraSure Technologies	3,636	26,288
†Orthofix International	1,657	68,799
†Quidel	952	16,432
ResMed	7,991	462,040
†RTI Surgical	7,962	31,848
†SeaSpine Holdings	1,244	18,212
St. Jude Medical	10,065	553,575
STERIS	7,270	516,534
Stryker	9,708	1,041,571
†SurModics	1,196	22,018
Teleflex	2,482	389,699
†Varian Medical Systems	7,434	594,869
†Vascular Solutions	1,826	59,400
West Pharmaceutical Services	8,444	585,338
Zimmer Biomet Holdings	5,071	540,721

		22,849,214

Health Care Providers & Services–2.99%
†Acadia Healthcare	4,915	270,866
Aceto	3,288	77,465
†Addus HomeCare	500	8,595
Aetna	19,426	2,182,511
†Air Methods	7,270	263,319
†Almost Family	1,338	49,827
†Amedisys	2,782	134,482
AmerisourceBergen	5,178	448,156
†AMN Healthcare Services	7,388	248,311
†Amsurg	8,702	649,169
Anthem	12,651	1,758,362
†Brookdale Senior Living	13,344	211,903
†Capital Senior Living	3,628	67,191
Cardinal Health	16,212	1,328,573
†Centene	11,855	729,932
Chemed	2,440	330,498
Cigna	10,510	1,442,392
†Community Health Systems	21,088	390,339
†CorVel	4,063	160,163
†Cross Country Healthcare	2,049	23,830

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†DaVita HealthCare Partners	17,515	$1,285,251
Ensign Group	7,140	161,650
†Envision Healthcare Holdings	9,949	202,960
†ExamWorks Group	5,018	148,332
†Express Scripts Holding	29,574	2,031,438
†Hanger	4,881	31,727
†HCA Holdings	12,467	973,049
HealthSouth	12,452	468,569
†Healthways	6,476	65,343
†Henry Schein	5,219	900,956
Humana	8,492	1,553,611
Kindred Healthcare	12,991	160,439
†Laboratory Corp of America Holdings	4,807	563,044
Landauer	60	1,984
†LHC Group	2,482	88,260
†LifePoint Health	7,221	500,054
†Magellan Health	4,141	281,298
McKesson	11,235	1,766,704
†MEDNAX	9,343	603,745
†Molina Healthcare	7,676	495,025
National HealthCare	513	31,960
Owens & Minor	8,370	338,315
Patterson	12,944	602,284
†PharMerica	3,751	82,935
†Premier Class A	4,134	137,910
†Providence Service	1,930	98,565
@Quest Diagnostics	17,031	1,216,865
Select Medical Holdings	20,300	239,743
†Surgical Care Affiliates	7,203	333,355
†Team Health Holdings	8,590	359,148
†Tenet Healthcare	15,569	450,411
†Triple-S Management Class B	3,127	77,737
U.S. Physical Therapy	1,600	79,568
UnitedHealth Group	49,571	6,389,702
Universal American	11,905	85,002
Universal Health Services Class B	7,416	924,924
†VCA	9,185	529,883
†WellCare Health Plans	6,048	560,952

		35,598,582

Health Care Technology–0.16%
†Allscripts Healthcare Solutions	20,550	271,465
†athenahealth	2,191	304,067
†Cerner	11,856	627,894
Computer Programs & Systems	971	50,609
†HealthStream	2,152	47,538
†HMS Holdings	8,554	122,750
†IMS Health Holdings	8,017	212,851
†Omnicell	4,404	122,739
Quality Systems	6,110	93,116
†Veeva Systems Class A	4,278	107,121

		1,960,150

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.81%
Aramark	21,338	$706,715
†Belmond	15,774	149,695
†Biglari Holdings	1	372
†BJ’s Restaurants	3,790	157,550
Bloomin’ Brands	24,094	406,466
Bob Evans Farms	3,052	142,498
†Bravo Brio Restaurant Group	2,116	16,399
Brinker International	6,684	307,130
†Buffalo Wild Wings	3,038	449,989
Carnival	13,164	694,664
†Carrols Restaurant Group	5,537	79,954
Cheesecake Factory	6,977	370,409
†Chipotle Mexican Grill	1,590	748,842
Choice Hotels International	7,826	422,995
†Chuy’s Holdings	1,400	43,498
ClubCorp Holdings	7,852	110,242
Cracker Barrel Old Country Store	4,396	671,137
Darden Restaurants	5,562	368,761
†Del Frisco’s Restaurant Group	2,666	44,202
†Denny’s	10,416	107,910
†Diamond Resorts International	9,452	229,684
DineEquity	3,027	282,813
Domino’s Pizza	3,807	501,991
Dunkin’ Brands Group	8,637	407,407
†Fiesta Restaurant Group	2,409	78,967
Hilton Worldwide Holdings	12,339	277,874
†Hyatt Hotels Class A	2,033	100,613
International Speedway Class A	1,628	60,089
Interval Leisure Group	6,635	95,809
Jack in the Box	4,271	272,789
†Krispy Kreme Doughnuts	5,282	82,346
†La Quinta Holdings	15,085	188,563
Las Vegas Sands	22,692	1,172,723
Marriott International Class A	8,531	607,237
Marriott Vacations Worldwide	3,991	269,393
McDonald’s	54,504	6,850,063
†Norwegian Cruise Line Holdings	12,252	677,413
†Panera Bread Class A	3,340	684,132
Papa John’s International	4,299	232,963
†Pinnacle Entertainment	4,347	152,580
†Popeyes Louisiana Kitchen	2,261	117,708
†Red Robin Gourmet Burgers	2,551	164,463
Royal Caribbean Cruises	17,337	1,424,235
†Ruby Tuesday	8,013	43,110
Ruth’s Hospitality Group	4,654	85,680
SeaWorld Entertainment	15,297	322,155
Six Flags Entertainment	11,276	625,705
Sonic	4,619	162,404
Speedway Motorsports	5,420	107,479
Starbucks	93,795	5,599,562
Starwood Hotels & Resorts Worldwide	14,192	1,184,039
Texas Roadhouse	9,489	413,531

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts	5,717	$764,363
Wendy’s	50,385	548,693
Wyndham Worldwide	8,697	664,712
Yum Brands	24,572	2,011,218

		33,463,934

Household Durables–0.91%
CalAtlantic Group	15,357	513,231
†Cavco Industries	858	80,189
DR Horton	23,627	714,244
Ethan Allen Interiors	3,617	115,093
Flexsteel Industries	262	11,444
Garmin	10,598	423,496
†GoPro	11,800	141,128
†Green Brick Partners	1,200	9,108
Harman International Industries	3,775	336,126
†Helen of Troy	3,194	331,186
†Installed Building Products	1,727	45,955
La-Z-Boy	7,762	207,556
Leggett & Platt	7,668	371,131
Lennar Class A	15,130	731,687
Libbey	2,727	50,722
†M/I Homes	4,399	82,041
MDC Holdings	8,114	203,337
†Meritage Homes	6,285	229,151
†Mohawk Industries	5,674	1,083,167
NACCO Industries Class A	200	11,482
Newell Rubbermaid	14,778	654,518
†NVR	584	1,011,722
PulteGroup	27,725	518,735
†Taylor Morrison Home Class A	4,152	58,626
†Tempur Sealy International	7,403	450,028
†Toll Brothers	13,315	392,926
†TopBuild	3,133	93,175
†TRI Pointe Homes	24,489	288,480
Tupperware Brands	6,114	354,490
†Universal Electronics	1,276	79,099
Whirlpool	6,493	1,170,948
†William Lyon Homes Class A	2,599	37,660
†ZAGG	1,799	16,209

		10,818,090

Household Products–1.36%
†Central Garden & Pet Class A	5,487	89,383
Church & Dwight	7,774	716,607
Clorox	10,920	1,376,575
Colgate-Palmolive	45,168	3,191,119
Energizer Holdings	2,565	103,908
†HRG Group	24,284	338,276
Kimberly-Clark	21,560	2,900,036
Procter & Gamble	83,822	6,899,389
Spectrum Brands Holdings	4,407	481,597

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
WD-40	1,305	$140,953

		16,237,843

Independent Power & Renewable Electricity Producers–0.20%
AES	39,067	460,991
†Calpine	63,983	970,622
†Dynegy	13,812	198,478
NRG Energy	28,788	374,532
NRG Yield Class A	4,200	56,994
NRG Yield Class C	4,981	70,929
Pattern Energy Group	8,394	160,074
†Talen Energy	3,367	30,303

		2,322,923

Industrial Conglomerates–1.25%
3M	34,245	5,706,244
Carlisle	4,973	494,813
Danaher	17,673	1,676,461
General Electric	202,772	6,446,122
Raven Industries	2,462	39,441
Roper Technologies	3,000	548,310

		14,911,391

Insurance–3.41%
Aflac	20,377	1,286,604
†Alleghany	913	453,031
Allied World Assurance Holdings	10,862	379,518
Allstate	20,075	1,352,453
†Ambac Financial Group	5,809	91,782
American Equity Investment Life Holding	11,818	198,542
American Financial Group	8,001	563,030
American International Group	52,109	2,816,491
American National Insurance & Co.	2,502	288,981
AMERISAFE	3,206	168,443
AmTrust Financial Services	24,542	635,147
Aon	10,160	1,061,212
†Arch Capital Group	6,967	495,354
Arthur J. Gallagher	13,473	599,279
Aspen Insurance Holdings	7,489	357,225
Assurant	6,890	531,563
Assured Guaranty	24,002	607,251
Axis Capital Holdings	3,364	186,567
Brown & Brown	19,616	702,253
Chubb	21,703	2,585,912
Cincinnati Financial	9,836	642,881
CNA Financial	2,638	84,891
Employers Holdings	4,584	128,994
Endurance Specialty Holdings	5,889	384,787
†Enstar Group	722	117,383
Erie Indemnity Class A	2,987	277,761
Everest Re Group	2,908	574,126
Federated National Holding	2,034	39,988

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Fidelity & Guaranty Life	4,327	$113,540
First American Financial	14,738	561,665
†Genworth Financial	43,794	119,558
†Greenlight Capital Re Class A	4,459	97,162
Hanover Insurance Group	5,492	495,488
Hartford Financial Services Group	17,777	819,164
HCI Group	2,595	86,413
Kemper	7,867	232,627
Loews	19,952	763,364
Maiden Holdings	14,033	181,587
†Markel	790	704,340
Marsh & McLennan	26,368	1,602,911
†MBIA	23,888	211,409
Mercury General	6,858	380,619
MetLife	40,366	1,773,682
National General Holdings	6,191	133,664
National Interstate	879	26,300
National Western Life Group Class A	200	46,126
†Navigators Group	2,199	184,430
Old Republic International	32,974	602,765
OneBeacon Insurance Group Class A	3,300	42,009
Primerica	7,888	351,253
Principal Financial Group	27,024	1,066,097
ProAssurance	7,999	404,749
Progressive	53,367	1,875,316
Prudential Financial	19,098	1,379,258
Reinsurance Group of America	3,856	371,140
RenaissanceRe Holdings	5,395	646,483
RLI	5,894	394,073
Safety Insurance Group	2,774	158,284
@Selective Insurance Group	9,030	330,588
State Auto Financial	500	11,030
Stewart Information Services	3,350	121,538
Torchmark	6,816	369,155
Travelers	23,242	2,712,574
United Fire Group	2,487	108,980
United Insurance Holdings	3,254	62,509
Universal Insurance Holdings	7,335	130,563
Unum Group	13,712	423,975
Validus Holdings	9,469	446,842
W.R. Berkley	13,112	736,894
White Mountains Insurance Group	212	170,151
Willis Towers Watson	7,938	941,923
XL Group	16,530	608,304

		40,611,951

Internet & Catalog Retail–1.43%
†1-800-Flowers.com Class A	5,253	41,394
†Amazon.com	18,776	11,146,185
Blue Nile	592	15,220
Expedia	2,853	307,610
†FTD	4,356	114,345

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Groupon	43,741	$174,527
HSN	6,625	346,554
†Liberty TripAdvisor Holdings Class A	10,113	224,104
†Netflix	7,916	809,253
Nutrisystem	3,791	79,118
†Priceline Group	2,455	3,164,397
†Shutterfly	4,744	219,979
†TripAdvisor	6,012	399,798

		17,042,484

Internet Software & Services–2.25%
†Actua	5,753	52,065
†Akamai Technologies	9,655	536,528
†Alphabet Class A	8,310	6,339,699
†Alphabet Class C	8,766	6,530,232
†Angie’s List	2,100	16,947
†Blucora	5,281	27,250
†Cimpress	4,105	372,282
†comScore	4,617	138,695
†CoStar Group	1,220	229,567
†DHI Group	5,517	44,522
EarthLink Holdings	19,178	108,739
†eBay	42,250	1,008,085
†Envestnet	1,992	54,182
†Facebook Class A	57,060	6,510,546
†GrubHub	5,087	127,836
†GTT Communications	1,807	29,888
InterActiveCorp	7,464	351,405
†Internap	6,320	17,254
†Intralinks Holdings	5,548	43,718
j2 Global	6,291	387,400
†Limelight Networks	5,104	9,238
†LinkedIn Class A	1,787	204,343
†Liquidity Services	356	1,844
†Monster Worldwide	13,949	45,474
NIC	6,405	115,482
†Rackspace Hosting	25,049	540,808
†Shutterstock	1,013	37,207
†Twitter	7,054	116,744
†VeriSign	7,421	657,055
†Web.com Group	9,420	186,704
†WebMD Health	4,714	295,238
†XO Group	1,837	29,484
†Yahoo	37,818	1,392,081
†Yelp	2,468	49,064
†Zillow Group	1,980	50,589
†Zillow Group Class C	3,960	93,971

		26,752,166

IT Services–4.12%
Accenture Class A	37,147	4,286,764
†Acxiom	11,632	249,390

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Alliance Data Systems	4,827	$1,061,940
Amdocs	10,852	655,678
Automatic Data Processing	23,070	2,069,610
†Blackhawk Network Holdings Class A	5,669	194,447
Booz Allen Hamilton Holding	17,715	536,410
Broadridge Financial Solutions	10,359	614,392
†CACI International Class A	4,037	430,748
†Cardtronics	8,238	296,486
Cass Information Systems	587	30,729
†Ciber	6,327	13,350
†Cognizant Technology Solutions Class A	23,912	1,499,282
Computer Sciences	15,899	546,767
†CoreLogic	11,629	403,526
CSG Systems International	5,410	244,316
CSRA	8,435	226,901
DST Systems	5,765	650,119
†EPAM Systems	4,126	308,088
†Euronet Worldwide	5,965	442,066
†Everi Holdings	7,580	17,358
†ExlService Holdings	3,213	166,433
Fidelity National Information Services	14,203	899,192
†Fiserv	16,406	1,682,927
†FleetCor Technologies	4,616	686,630
Forrester Research	2,034	68,363
†Gartner	4,792	428,165
†Genpact	27,476	747,072
Global Payments	11,016	719,345
Hackett Group	2,613	39,509
Heartland Payment Systems	4,470	431,668
International Business Machines	53,161	8,051,233
Jack Henry & Associates	6,801	575,161
Leidos Holdings	2,724	137,072
†Lionbridge Technologies	2,841	14,375
ManTech International Class A	3,157	100,992
MasterCard Class A	57,083	5,394,344
MAXIMUS	8,374	440,807
†MoneyGram International	6,116	37,430
Paychex	25,286	1,365,697
†PayPal Holdings	20,546	793,076
†Perficient	3,999	86,858
Sabre	10,487	303,284
Science Applications International	6,731	359,032
†Sykes Enterprises	6,187	186,724
†Syntel	9,000	449,370
TeleTech Holdings	2,677	74,314
†Teradata	11,154	292,681
Total System Services	13,298	632,719
Travelport Worldwide	346	4,726
†Unisys	5,740	44,198
†Vantiv Class A	12,254	660,246
†VeriFone Systems	12,652	357,292

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Virtusa	1,578	$59,112
Visa Class A	74,156	5,671,451
Western Union	43,533	839,752
†WEX	4,443	370,368
Xerox	94,100	1,050,156

		49,000,141

Leisure Products–0.29%
Arctic Cat	1,628	27,350
Brunswick	11,643	558,631
Callaway Golf	9,101	83,001
Hasbro	9,226	739,003
Mattel	24,314	817,437
†Nautilus	4,229	81,704
Polaris Industries	5,015	493,877
†Smith & Wesson Holding	8,067	214,744
Sturm Ruger & Co.	1,030	70,431
†Vista Outdoor	6,866	356,414

		3,442,592

Life Sciences Tools & Services–0.76%
†Affymetrix	6,687	93,685
Agilent Technologies	20,463	815,451
†Bio-Rad Laboratories Class A	3,073	420,141
Bio-Techne	3,697	349,440
Bruker	15,441	432,348
†Cambrex	5,069	223,036
†Charles River Laboratories International	7,518	570,917
†Illumina	6,821	1,105,752
†Luminex	4,176	81,014
†Mettler-Toledo International	2,275	784,329
†PAREXEL International	10,224	641,352
PerkinElmer	4,129	204,220
†Quintiles Transnational Holdings	6,212	404,401
Thermo Fisher Scientific	16,518	2,338,784
†Waters	4,541	599,049

		9,063,919

Machinery–2.70%
Actuant Class A	3,465	85,620
AGCO	14,195	705,491
Albany International	4,803	180,545
Allison Transmission Holdings	28,993	782,231
Altra Industrial Motion	3,166	87,951
Astec Industries	3,444	160,731
Barnes Group	7,276	254,878
†Blount International	8,387	83,702
Briggs & Stratton	6,831	163,398
Caterpillar	31,520	2,412,541
†Chart Industries	3,942	85,620
CIRCOR International	2,520	116,903
CLARCOR	7,108	410,771

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Colfax	13,541	$387,137
Crane	7,844	422,478
Cummins	8,972	986,382
Deere & Co.	20,161	1,552,195
Donaldson	19,265	614,746
Douglas Dynamics	3,817	87,447
Dover	14,382	925,194
EnPro Industries	3,111	179,442
ESCO Technologies	1,976	77,024
Federal Signal	9,771	129,563
Flowserve	12,077	536,340
Global Brass & Copper Holdings	1,864	46,507
Graco	7,673	644,225
Harsco	14,587	79,499
Hillenbrand	9,705	290,665
Hyster-Yale Materials Handling	2,265	150,849
IDEX	6,968	577,508
Illinois Tool Works	17,309	1,773,134
Ingersoll-Rand	21,504	1,333,463
ITT	10,472	386,312
John Bean Technologies	2,830	159,640
Joy Global	12,246	196,793
Kennametal	9,700	218,153
L. B. Foster Class A	1,339	24,316
Lincoln Electric Holdings	10,864	636,304
Manitowoc	21,116	91,432
†Manitowoc Foodservice	21,116	311,250
†Meritor	14,282	115,113
†Middleby	3,797	405,406
Mueller Industries	7,847	230,859
Mueller Water Products Class A	32,192	318,057
NN	2,981	40,780
Nordson	8,732	663,981
Oshkosh	12,175	497,592
PACCAR	16,795	918,519
Parker-Hannifin	13,767	1,529,238
Pentair	16,499	895,236
†Proto Labs	1,861	143,464
†RBC Bearings	2,276	166,740
†Rexnord	17,542	354,699
Snap-on	4,695	737,068
SPX	4,663	70,038
†SPX FLOW	4,663	116,948
Standex International	1,405	109,323
Stanley Black & Decker	17,298	1,819,923
Sun Hydraulics	2,590	85,962
Tennant	2,035	104,762
Terex	15,105	375,812
Timken	8,861	296,755
Titan International	4,215	22,677
Toro	6,729	579,501
†TriMas	5,477	95,957

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Trinity Industries	25,053	$458,720
Valmont Industries	2,153	266,628
†Wabash National	13,252	174,926
†WABCO Holdings	4,566	488,197
Wabtec	4,860	385,349
Watts Water Technologies Class A	2,752	151,718
Woodward	10,392	540,592
Xylem	16,528	675,995

		32,184,915

Marine–0.06%
†Kirby	7,077	426,672
Matson	7,118	285,930

		712,602

Media–3.35%
AMC Entertainment Holdings	3,427	95,922
†AMC Networks Class A	4,165	270,475
Cable One	553	241,733
Cablevision Systems Class A	25,476	840,708
†Carmike Cinemas	2,102	63,144
CBS Class B	23,342	1,285,911
†Charter Communications Class A	4,112	832,392
Cinemark Holdings	15,721	563,283
Clear Channel Outdoor Holdings Class A	2,039	9,583
Comcast Class A	168,655	10,301,447
†Crown Media Holdings Class A	901	4,577
†Discovery Communications Class A	7,873	225,404
†Discovery Communications Class C	10,711	289,197
†DISH Network Class A	12,793	591,804
†DreamWorks Animation SKG Class A	3,480	86,826
†Entercom Communications Class A	1,204	12,738
Entravision Communications Class A	11,605	86,341
EW Scripps Class A	6,953	108,397
Gannett	12,945	195,987
†Gray Television	12,929	151,528
Harte-Hanks	6,110	15,458
Interpublic Group	29,757	682,923
John Wiley & Sons Class A	8,331	407,303
†Liberty Broadband Class A	2,010	116,902
†Liberty Broadband Class C	4,561	264,310
†Liberty Media	5,940	229,462
†Liberty Media Class C	12,277	467,631
Lions Gate Entertainment	9,277	202,702
†Live Nation Entertainment	19,204	428,441
†Madison Square Garden Class A	2,462	409,578
†Media General	16,818	274,302
Meredith	5,810	275,975
†MSG Networks	7,386	127,704
National CineMedia	6,797	103,382
New York Times Class A	15,478	192,856

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
News Class A	20,540	$262,296
News Class B	8,371	110,916
Nexstar Broadcasting Group Class A	3,597	159,239
Omnicom Group	18,121	1,508,211
†Reading International Class A	489	5,858
Regal Entertainment Group Class A	20,086	424,618
Scholastic	4,716	176,237
Scripps Networks Interactive Class A	7,846	513,913
Sinclair Broadcast Group Class A	6,105	187,729
†Sirius XM Holdings	126,190	498,451
†Starz	11,177	294,290
TEGNA	17,128	401,823
Time	16,596	256,242
Time Warner	30,726	2,229,171
Time Warner Cable	15,634	3,199,029
Twenty-First Century Fox Class A	52,996	1,477,528
Twenty-First Century Fox Class B	17,580	495,756
Viacom Class B	20,565	848,923
Walt Disney	64,400	6,395,564

		39,902,120

Metals & Mining–0.67%
Alcoa	80,625	772,387
Allegheny Technologies	11,771	191,867
Carpenter Technology	7,558	258,710
†Century Aluminum	1,404	9,898
†Coeur Mining	21,436	120,470
Commercial Metals	17,961	304,798
Compass Minerals International	6,373	451,591
Ferroglobe	8,766	77,228
Freeport-McMoRan	44,130	456,304
Haynes International	1,268	46,282
Hecla Mining	61,998	172,354
Kaiser Aluminum	1,961	165,783
Materion	3,100	82,088
Newmont Mining	46,244	1,229,166
Nucor	31,587	1,494,065
Reliance Steel & Aluminum	10,411	720,337
Royal Gold	7,027	360,415
Schnitzer Steel Industries Class A	2,157	39,775
Southern Copper	7,616	211,039
Steel Dynamics	19,705	443,560
†Stillwater Mining	15,568	165,799
TimkenSteel	6,778	61,680
United States Steel	667	10,705
Worthington Industries	5,243	186,861

		8,033,162

Multiline Retail–0.78%
Big Lots	8,831	399,956
†Burlington Stores	9,077	510,490
Dillard’s Class A	6,398	543,254

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Dollar General	15,063	$1,289,393
†Dollar Tree	7,909	652,176
Fred’s Class A	5,241	78,143
†J. C. Penney	3,928	43,444
Kohl’s	28,811	1,342,881
Macy’s	21,353	941,454
Nordstrom	16,663	953,290
Target	30,038	2,471,527

		9,226,008

Multi-Utilities–1.19%
Alliant Energy	6,154	457,119
Ameren	14,689	735,919
Avista	8,017	326,933
Black Hills	4,628	278,282
CenterPoint Energy	22,804	477,060
CMS Energy	16,911	717,703
Consolidated Edison	12,491	957,060
Dominion Resources	23,695	1,779,968
DTE Energy	10,288	932,710
MDU Resources Group	23,810	463,343
NiSource	35,969	847,430
NorthWestern	5,837	360,435
PG&E	19,189	1,145,967
Public Service Enterprise Group	20,567	969,528
SCANA	8,158	572,284
Sempra Energy	9,092	946,023
TECO Energy	29,827	821,137
Vectren	10,681	540,031
WEC Energy Group	13,440	807,341

		14,136,273

Oil, Gas & Consumable Fuels–4.79%
†Abraxas Petroleum	15,421	15,575
Alon USA Energy	9,006	92,942
Anadarko Petroleum	21,552	1,003,677
†Antero Resources	6,335	157,551
Apache	17,132	836,213
Cabot Oil & Gas	15,604	354,367
California Resources	43,972	45,292
†Callon Petroleum	12,029	106,457
†Carrizo Oil & Gas	4,122	127,452
†Cheniere Energy	13,897	470,136
Chevron	78,968	7,533,547
Cimarex Energy	5,386	523,896
†Clayton Williams Energy	525	4,683
†Cobalt International Energy	49,489	146,982
Columbia Pipeline Group	18,186	456,469
†Concho Resources	7,334	741,027
ConocoPhillips	55,010	2,215,253
CONSOL Energy	12,994	146,702
†Continental Resources	11,358	344,829

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Energy	6,305	$164,561
Delek U.S. Holdings	9,540	145,390
Devon Energy	18,885	518,204
DHT Holdings	14,019	80,749
†Diamondback Energy	5,113	394,621
Energen	9,546	349,288
EnLink Midstream	13,242	148,973
EOG Resources	31,999	2,322,487
†EP Energy Class A	16,914	76,451
EQT	7,664	515,481
Exxon Mobil	190,206	15,899,320
GasLog	9,204	89,647
Green Plains	4,898	78,172
†Gulfport Energy	13,145	372,529
Hess	11,154	587,258
HollyFrontier	14,491	511,822
Kinder Morgan	58,215	1,039,720
†Kosmos Energy	37,603	218,849
†Laredo Petroleum	29,041	230,295
Marathon Oil	33,764	376,131
Marathon Petroleum	36,196	1,345,767
†Matador Resources	11,255	213,395
†Memorial Resource Development	4,851	49,383
Murphy Oil	19,184	483,245
†Newfield Exploration	9,960	331,170
Noble Energy	24,079	756,321
Occidental Petroleum	23,984	1,641,225
ONEOK	15,751	470,325
Panhandle Oil and Gas Class A	1,806	31,262
†Par Pacific Holdings	300	5,628
†Parsley Energy Class A	7,407	167,398
PBF Energy	14,133	469,216
†PDC Energy	6,070	360,862
Phillips 66	24,655	2,134,876
Pioneer Natural Resources	5,636	793,211
QEP Resources	19,043	268,697
Range Resources	9,669	313,082
†Renewable Energy Group	5,557	52,458
†Rice Energy	14,692	205,100
†RSP Permian	12,683	368,314
Scorpio Tankers	27,600	160,908
SemGroup Class A	5,519	123,626
SM Energy	11,793	221,001
†Southwestern Energy	27,656	223,184
Spectra Energy	26,888	822,773
†Synergy Resources	13,799	107,218
Targa Resources	8,547	255,213
Teekay	13,659	118,287
Tesoro	18,972	1,631,782
Valero Energy	30,128	1,932,410
Western Refining	17,616	512,449
†Whiting Petroleum	8,850	70,623

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	20,050	$322,204
World Fuel Services	8,754	425,269
†WPX Energy	23,303	162,888

		56,993,768

Paper & Forest Products–0.15%
†Boise Cascade	5,938	123,035
†Clearwater Paper	2,473	119,965
Deltic Timber	456	27,428
Domtar	10,770	436,185
KapStone Paper and Packaging	17,293	239,508
†Louisiana-Pacific	15,346	262,724
Mercer International	10,372	98,015
Neenah Paper	2,359	150,174
P.H. Glatfelter	4,944	102,489
†Resolute Forest Products	7,351	40,504
Schweitzer-Mauduit International	4,384	138,008

		1,738,035

Personal Products–0.26%
Avon Products	24,690	118,759
Coty Class A	4,418	122,953
Edgewell Personal Care	4,727	380,665
Estee Lauder Class A	13,077	1,233,292
†Herbalife	8,101	498,698
Inter Parfums	3,508	108,397
Medifast	1,745	52,682
Natural Health Trends	1,722	57,084
Nu Skin Enterprises Class A	9,513	363,872
†Revlon Class A	4,768	173,603

		3,110,005

Pharmaceuticals–3.35%
†Akorn	6,474	152,333
†Allergan	16,532	4,431,072
Bristol-Myers Squibb	44,706	2,855,819
†Catalent	4,329	115,454
†Depomed	10,858	151,252
Eli Lilly	38,525	2,774,185
†Endo International	5,722	161,074
†Horizon Pharma	8,749	144,971
†Impax Laboratories	5,114	163,750
†Ionis Pharmaceuticals	2,689	108,905
†Jazz Pharmaceuticals	2,576	336,297
Johnson & Johnson	119,032	12,879,262
†Lannett	7,113	127,536
†Mallinckrodt	6,365	390,047
†Medicines	9,062	287,900
Merck	87,602	4,635,022
†Mylan	5,416	251,032
†Nektar Therapeutics	1,134	15,593
Pfizer	255,180	7,563,535
Phibro Animal Health Class A	1,442	38,992

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Prestige Brands Holdings	7,374	$393,698
†Sagent Pharmaceuticals	3,106	37,800
†SciClone Pharmaceuticals	5,143	56,573
†Sucampo Pharmaceuticals Class A	3,401	37,173
†Supernus Pharmaceuticals	3,800	57,950
†Taro Pharmaceutical Industries	2,837	406,400
Zoetis	29,532	1,309,154

		39,882,779

Professional Services–0.66%
†Advisory Board	2,548	82,173
†CBIZ	6,360	64,172
CEB	3,863	250,052
Dun & Bradstreet	4,540	467,983
Equifax	7,987	912,834
Exponent	4,158	212,100
†Franklin Covey	993	17,467
†FTI Consulting	6,870	243,954
†GP Strategies	1,772	48,553
Heidrick & Struggles International	2,100	49,770
†Huron Consulting Group	2,990	173,988
†ICF International	3,173	109,056
†IHS Class A	3,904	484,721
Insperity	3,305	170,968
Kelly Services Class A	3,655	69,884
Kforce	4,767	93,338
Korn/Ferry International	6,340	179,359
ManpowerGroup	9,027	734,978
†Mistras Group	3,448	85,407
†Navigant Consulting	4,750	75,098
Nielsen Holdings	20,721	1,091,168
†On Assignment	6,674	246,404
Resources Connection	4,071	63,345
Robert Half International	11,099	516,991
†RPX	7,879	88,718
†TriNet Group	8,091	116,106
†TrueBlue	5,561	145,420
†Verisk Analytics Class A	13,318	1,064,375
VSE	300	20,367

		7,878,749

Real Estate Management & Development–0.22%
Alexander & Baldwin	8,202	300,849
†Altisource Portfolio Solutions	712	17,195
†CBRE Group Class A	23,540	678,423
†Forestar Group	4,339	56,581
†Howard Hughes	4,620	489,212
Jones Lang LaSalle	3,224	378,240
Kennedy-Wilson Holdings	2,062	45,158
†Marcus & Millichap	3,589	91,125
RE/MAX Holdings	1,135	38,931

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Realogy Holdings	15,344	$554,072

		2,649,786

Road & Rail–1.13%
AMERCO	1,614	576,698
ArcBest	3,735	80,639
†Avis Budget Group	20,105	550,073
Celadon Group	4,136	43,345
†Covenant Transportation Group Class A	3,400	82,246
CSX	47,982	1,235,537
†Genesee & Wyoming	3,954	247,916
Heartland Express	13,599	252,261
†Hertz Global Holdings	9,738	102,541
JB Hunt Transport Services	10,200	859,248
Kansas City Southern	11,454	978,744
Knight Transportation	13,495	352,894
Landstar System	7,389	477,403
Marten Transport	4,762	89,145
Norfolk Southern	13,859	1,153,762
†Old Dominion Freight Line	10,109	703,789
†Roadrunner Transportation Systems	5,207	64,879
Ryder System	10,618	687,834
†Saia	3,643	102,550
†Swift Transportation	17,811	331,819
Union Pacific	51,084	4,063,732
†USA Truck	1,448	27,280
Werner Enterprises	12,297	333,987
†YRC Worldwide	1,455	13,561

		13,411,883

Semiconductors & Semiconductor Equipment–2.85%
†Advanced Energy Industries	4,678	162,748
†Amkor Technology	37,829	222,813
Analog Devices	8,683	513,947
Applied Materials	33,111	701,291
Atmel	27,454	222,926
†Axcelis Technologies	4,200	11,760
Broadcom	15,271	2,359,370
Brooks Automation	8,566	89,086
Cabot Microelectronics	2,668	109,148
†Cavium	1,826	111,678
†CEVA	2,353	52,943
†Cirrus Logic	8,845	322,046
Cohu	497	5,904
†Cree	11,762	342,274
†Cypress Semiconductor	32,772	283,806
†Diodes	7,611	152,981
†DSP Group	4,368	39,836
†Entegris	15,222	207,324
†Exar	3,720	21,390
†Fairchild Semiconductor International	13,249	264,980

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†First Solar	7,143	$489,081
†FormFactor	7,433	54,038
†Integrated Device Technology	11,976	244,789
Intel	321,976	10,415,924
Intersil Class A	16,449	219,923
IXYS	4,008	44,970
KLA-Tencor	12,919	940,632
†Kulicke & Soffa Industries	12,689	143,639
Lam Research	13,496	1,114,770
†Lattice Semiconductor	17,582	99,866
Linear Technology	16,120	718,307
†M/A-COM Technology Solutions Holdings	3,725	163,118
Marvell Technology Group	32,201	331,992
Maxim Integrated Products	11,953	439,631
Microchip Technology	16,493	794,963
†Micron Technology	71,704	750,741
†Microsemi	12,302	471,290
MKS Instruments	6,800	256,020
†Nanometrics	2,667	42,245
NVE	50	2,827
NVIDIA	46,520	1,657,508
†ON Semiconductor	58,774	563,643
†PDF Solutions	3,040	40,675
†Photronics	5,636	58,671
Power Integrations	2,120	105,279
†Qorvo	4,761	240,002
†Rambus	9,571	131,601
†Rudolph Technologies	4,102	56,033
†Semtech	6,166	135,590
†Sigma Designs	1,968	13,382
†Silicon Laboratories	3,026	136,049
Skyworks Solutions	10,149	790,607
†SunPower	12,428	277,642
†Synaptics	4,025	320,954
Teradyne	23,369	504,537
Tessera Technologies	7,199	223,169
Texas Instruments	61,321	3,521,052
†Ultratech	3,675	80,262
†Veeco Instruments	5,210	101,491
†Xcerra	5,880	38,338
Xilinx	20,531	973,785

		33,907,287

Software–3.56%
†ACI Worldwide	14,185	294,906
Activision Blizzard	39,017	1,320,335
†Adobe Systems	9,190	862,022
†ANSYS	5,401	483,173
†Aspen Technology	10,168	367,370
†Autodesk	5,277	307,702
†AVG Technologies	7,693	159,630

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Barracuda Networks	2,289	$35,251
Blackbaud	4,439	279,169
†BroadSoft	500	20,175
@CA	53,474	1,646,464
†Cadence Design Systems	19,616	462,545
CDK Global	6,967	324,314
†Citrix Systems	8,053	632,805
†CommVault Systems	2,041	88,110
†Electronic Arts	15,755	1,041,563
†EnerNOC	4,615	34,520
Epiq Systems	4,152	62,363
Fair Isaac	3,741	396,883
†FireEye	6,823	122,746
†Fortinet	3,418	104,693
†Guidewire Software	4,253	231,703
Intuit	14,939	1,553,805
†Manhattan Associates	8,875	504,721
Mentor Graphics	14,598	296,777
Microsoft	319,000	17,618,370
†MicroStrategy	1,106	198,770
Monotype Imaging Holdings	3,104	74,248
†NetSuite	1,383	94,722
†Nuance Communications	34,068	636,731
Oracle	133,496	5,461,321
†Paycom Software	2,324	82,734
Pegasystems	8,394	213,040
†Progress Software	4,679	112,857
†PTC	7,360	244,058
QAD Class A	1,105	23,481
†Qualys	453	11,465
†Red Hat	9,877	735,935
†Rovi	11,413	234,081
†salesforce.com	10,976	810,358
†Seachange International	2,000	11,040
†ServiceNow	3,862	236,277
†Splunk	3,323	162,594
SS&C Technologies Holdings	5,430	344,371
Symantec	65,169	1,197,806
†Synchronoss Technologies	4,423	143,040
†Synopsys	8,263	400,260
†Tableau Software Class A	1,254	57,521
†Take-Two Interactive Software	5,489	206,771
†Telenav	2,300	13,570
†TiVo	12,507	118,942
†Tyler Technologies	2,420	311,236
†Ultimate Software Group	1,322	255,807
†Verint Systems	3,692	123,239
†VMware Class A	1,975	103,312
†Workday Class A	2,836	217,918
†Xura	631	12,412

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Zynga Class A	105,024	$239,455

		42,341,487

Specialty Retail–3.69%
Aaron’s	13,763	345,451
Abercrombie & Fitch	1,003	31,635
Advance Auto Parts	4,940	792,080
American Eagle Outfitters	28,359	472,745
†America’s Car-Mart	962	24,050
†Asbury Automotive Group	5,290	316,554
†Ascena Retail Group	28,043	310,156
†AutoNation	13,117	612,302
†AutoZone	1,414	1,126,520
Barnes & Noble	9,682	119,670
†Barnes & Noble Education	6,119	59,966
†Bed Bath & Beyond	16,739	830,924
Best Buy	44,427	1,441,212
Big 5 Sporting Goods	900	9,999
†Build-A-Bear Workshop	2,901	37,684
†Cabela’s	9,948	484,368
Caleres	7,320	207,083
†CarMax	11,906	608,397
Cato Class A	4,303	165,881
Chico’s FAS	18,957	251,559
Children’s Place	3,021	252,163
Citi Trends	2,149	38,317
CST Brands	12,256	469,282
Dick’s Sporting Goods	11,067	517,382
DSW Class A	11,901	328,944
†Express	12,788	273,791
Finish Line Class A	5,944	125,418
†Five Below	5,269	217,820
Foot Locker	14,273	920,609
†Francesca’s Holdings	6,695	128,276
GameStop Class A	18,683	592,812
Gap	31,510	926,394
†Genesco	3,102	224,119
GNC Holdings	14,677	465,995
Group 1 Automotive	3,419	200,661
Guess	11,019	206,827
Haverty Furniture	2,655	56,180
†Hibbett Sports	4,645	166,755
Home Depot	73,781	9,844,599
Kirkland’s	2,488	43,565
L Brands	11,417	1,002,527
Lithia Motors Class A	3,884	339,190
Lowe’s	54,082	4,096,712
†MarineMax	2,439	47,487
†Michaels	5,993	167,624
Monro Muffler Brake	3,844	274,731
†Murphy USA	8,712	535,352
†O’Reilly Automotive	5,785	1,583,123

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Penske Automotive Group	13,958	$529,008
Rent-A-Center	8,035	127,355
†Restoration Hardware Holdings	5,147	215,659
Ross Stores	23,514	1,361,461
†Sally Beauty Holdings	19,812	641,513
†Select Comfort	8,853	171,660
Shoe Carnival	1,575	42,462
Signet Jewelers	6,827	846,753
Sonic Automotive Class A	5,355	98,960
†Sportsman’s Warehouse Holdings	165	2,079
Stage Stores	4,087	32,941
Staples	37,524	413,890
Stein Mart	6,897	50,555
Tailored Brands	5,189	92,883
Tiffany & Co.	8,129	596,506
TJX	38,771	3,037,708
Tractor Supply	12,172	1,101,079
†Ulta Salon Cosmetics & Fragrance	4,365	845,675
†Urban Outfitters	23,588	780,527
†Vitamin Shoppe	3,839	118,855
†West Marine	1,000	9,090
Williams-Sonoma	8,222	450,072
†Zumiez	4,241	84,481

		43,946,063

Technology Hardware, Storage & Peripherals–3.89%
Apple	338,950	36,942,161
†Avid Technology	6,614	44,711
Diebold	9,444	273,026
†Electronics For Imaging	5,336	226,193
EMC	115,989	3,091,107
Hewlett Packard Enterprise	75,577	1,339,980
HP	89,900	1,107,568
Lexmark International Class A	9,928	331,893
†NCR	13,692	409,802
NetApp	23,621	644,617
†QLogic	11,636	156,388
Seagate Technology	26,122	899,903
†Super Micro Computer	6,166	210,137
Western Digital	12,675	598,767

		46,276,253

Textiles, Apparel & Luxury Goods–1.11%
Carter’s	5,417	570,843
Coach	19,971	800,637
Columbia Sportswear	6,333	380,550
†Crocs	5,293	50,919
Culp	695	18,223
†Deckers Outdoor	5,238	313,809
†Fossil Group	8,573	380,813
†G-III Apparel Group	5,901	288,500
Hanesbrands	28,474	806,953

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Kate Spade	11,466	$292,612
†lululemon athletica	9,083	615,010
†Michael Kors Holdings	15,972	909,765
Movado Group	2,255	62,080
NIKE Class B	64,610	3,971,577
Oxford Industries	2,792	187,706
†Perry Ellis International	2,325	42,803
PVH	4,626	458,252
Ralph Lauren	4,415	424,988
†Skechers U.S.A. Class A	9,659	294,117
†Steven Madden	7,834	290,171
†Tumi Holdings	8,739	234,380
†Under Armour Class A	8,228	697,981
VF	12,928	837,217
Wolverine World Wide	16,475	303,470

		13,233,376

Thrifts & Mortgage Finance–0.33%
Astoria Financial	15,660	248,054
†Beneficial Bancorp	11,715	160,378
†BofI Holding	7,624	162,696
Brookline Bancorp	9,134	100,565
Capitol Federal Financial	21,314	282,624
Clifton Bancorp	3,028	45,783
Dime Community Bancshares	6,872	121,085
EverBank Financial	18,905	285,276
First Defiance Financial	802	30,805
†Flagstar Bancorp	7,368	158,117
†HomeStreet	2,845	59,204
Kearny Financial	1,011	12,486
Meridian Bancorp	8,312	115,703
Meta Financial Group	741	33,790
New York Community Bancorp	26,829	426,581
†NMI Holdings Class A	299	1,510
Northfield Bancorp	6,724	110,543
Northwest Bancshares	14,286	193,004
OceanFirst Financial	569	10,060
Oritani Financial	6,244	105,961
†PennyMac Financial Services Class A	1,643	19,322
Provident Financial Services	9,985	201,597
TFS Financial	15,896	276,114
TrustCo Bank	12,472	75,580
United Community Financial	2,888	16,953
United Financial Bancorp	4,707	59,261
†Walker & Dunlop	4,483	108,802
Washington Federal	13,538	306,636
Waterstone Financial	3,925	53,694
WSFS Financial	3,684	119,804

		3,901,988

Tobacco–1.26%
Altria Group	112,753	7,065,103

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International	58,687	$5,757,782
Reynolds American	36,280	1,825,247
Vector Group	14,239	325,219

		14,973,351

Trading Companies & Distributors–0.51%
Air Lease	16,007	514,145
Applied Industrial Technologies	5,308	230,367
†Beacon Roofing Supply	6,388	261,972
†BMC Stock Holdings	2,170	36,065
†CAI International	2,879	27,811
†DXP Enterprises	131	2,300
Fastenal	18,484	905,716
†HD Supply Holdings	11,623	384,373
Kaman	3,636	155,221
†MRC Global	13,960	183,434
MSC Industrial Direct	6,956	530,812
†Rush Enterprises Class A	69	1,259
TAL International Group	4,292	66,268
†United Rentals	12,021	747,586
†Veritiv	1,100	40,986
W.W. Grainger	4,437	1,035,729
Watsco	4,545	612,393
†WESCO International	6,714	367,054

		6,103,491

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	14,929	214,828

		214,828

Water Utilities–0.17%
American States Water	4,789	188,495
American Water Works	10,364	714,391
Aqua America	22,285	709,109
California Water Service Group	7,599	203,045
Connecticut Water Service	819	36,937
Middlesex Water	1,357	41,863
SJW	2,258	82,078
York Water	591	18,037

		1,993,955

Wireless Telecommunication Services–0.14%
†Boingo Wireless	4,098	31,637
Shenandoah Telecommunications	6,684	178,797
Spok Holdings	1,858	32,534
†Sprint	74,780	260,234
Telephone & Data Systems	13,099	394,149
†T-Mobile U.S	15,158	580,551

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	3,838	$175,358

		1,653,260

Total Common Stock (Cost $1,032,522,528)		1,187,073,304

	Number of Shares	Value (U.S. $)

RIGHT–0.00%
†@=Dyax	7,132	$7,917

Total Right (Cost $7,917)		7,917

MONEY MARKET FUND–0.15%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,830,792	1,830,792

Total Money Market Fund (Cost $1,830,792)		1,830,792

TOTAL VALUE OF SECURITIES–99.87% (Cost $1,034,361,237)	1,188,912,013
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,493,303

NET ASSETS APPLICABLE TO 31,231,597 SHARES OUTSTANDING–100.00%	$1,190,405,316

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $3,345,786, which represents 0.28% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $7,917, which represents 0.00% of the Fund’s net assets.

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,034,361,237

Aggregate unrealized appreciation	$254,942,678
Aggregate unrealized depreciation	(100,391,902)

Net unrealized appreciation	$154,550,776

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$31,334,413	$—	$—	$31,334,413
Air Freight & Logistics	8,564,463	—	—	8,564,463
Airlines	10,805,191	—	—	10,805,191
Auto Components	9,699,913	—	—	9,699,913
Automobiles	7,614,351	—	—	7,614,351
Banks	65,022,330	155,069	—	65,177,399
Beverages	23,045,277	—	—	23,045,277
Biotechnology	31,055,702	—	—	31,055,702
Building Products	5,582,808	—	—	5,582,808
Capital Markets	20,708,812	—	—	20,708,812
Chemicals	32,125,582	—	—	32,125,582
Commercial Services & Supplies	16,487,130	—	—	16,487,130
Communications Equipment	15,876,131	—	—	15,876,131
Construction & Engineering	4,530,735	—	—	4,530,735
Construction Materials	2,163,563	—	—	2,163,563
Consumer Finance	10,728,901	—	—	10,728,901
Containers & Packaging	9,690,365	—	—	9,690,365
Distributors	2,461,226	—	—	2,461,226
Diversified Consumer Services	3,132,929	—	—	3,132,929
Diversified Financial Services	17,489,234	—	—	17,489,234
Diversified Telecommunication Services	28,841,083	—	—	28,841,083
Electric Utilities	19,717,635	—	—	19,717,635
Electrical Equipment	8,532,649	—	—	8,532,649
Electronic Equipment, Instruments & Components	15,160,421	—	—	15,160,421
Energy Equipment & Services	12,636,448	—	—	12,636,448
Food & Staples Retailing	23,383,066	—	—	23,383,066
Food Products	21,204,866	—	—	21,204,866
Gas Utilities	6,842,207	—	—	6,842,207
Health Care Equipment & Supplies	22,849,214	—	—	22,849,214
Health Care Providers & Services	35,598,582	—	—	35,598,582
Health Care Technology	1,960,150	—	—	1,960,150
Hotels, Restaurants & Leisure	33,463,934	—	—	33,463,934
Household Durables	10,818,090	—	—	10,818,090
Household Products	16,237,843	—	—	16,237,843
Independent Power & Renewable Electricity Producers	2,322,923	—	—	2,322,923
Industrial Conglomerates	14,911,391	—	—	14,911,391
Insurance	40,281,363	330,588	—	40,611,951
Internet & Catalog Retail	17,042,484	—	—	17,042,484
Internet Software & Services	26,752,166	—	—	26,752,166
IT Services	49,000,141	—	—	49,000,141
Leisure Products	3,442,592	—	—	3,442,592
Life Sciences Tools & Services	9,063,919	—	—	9,063,919
Machinery	32,184,915	—	—	32,184,915
Marine	712,602	—	—	712,602
Media	39,902,120	—	—	39,902,120
Metals & Mining	8,033,162	—	—	8,033,162
Multiline Retail	9,226,008	—	—	9,226,008
Multi-Utilities	14,136,273	—	—	14,136,273
Oil, Gas & Consumable Fuels	56,993,768	—	—	56,993,768
Paper & Forest Products	1,738,035	—	—	1,738,035
Personal Products	3,110,005	—	—	3,110,005
Pharmaceuticals	39,882,779	—	—	39,882,779

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Professional Services	$7,878,749	$—	$—	$7,878,749
Real Estate Management & Development	2,649,786	—	—	2,649,786
Road & Rail	13,411,883	—	—	13,411,883
Semiconductors & Semiconductor Equipment	33,907,287	—	—	33,907,287
Software	42,341,487	—	—	42,341,487
Specialty Retail	43,946,063	—	—	43,946,063
Technology Hardware, Storage & Peripherals	46,276,253	—	—	46,276,253
Textiles, Apparel & Luxury Goods	13,233,376	—	—	13,233,376
Thrifts & Mortgage Finance	3,901,988	—	—	3,901,988
Tobacco	14,973,351	—	—	14,973,351
Trading Companies & Distributors	6,103,491	—	—	6,103,491
Transportation Infrastructure	214,828	—	—	214,828
Water Utilities	1,993,955	—	—	1,993,955
Wireless Telecommunication Services	1,653,260	—	—	1,653,260
Right	—	—	7,917	7,917
Money Market Fund	1,830,792	—	—	1,830,792

Total	$1,188,418,439	$485,657	$7,917	$1,188,912,013

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Delaware Social Awareness Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.07%
Aerospace & Defense–1.46%
Rockwell Collins	110,300	$10,170,763

		10,170,763

Air Freight & Logistics–1.04%
FedEx	44,400	7,224,768

		7,224,768

Auto Components–0.72%
BorgWarner	131,100	5,034,240

		5,034,240

Automobiles–1.31%
Ford Motor	676,400	9,131,400

		9,131,400

Banks–2.79%
KeyCorp	563,300	6,218,832
U.S. Bancorp	325,100	13,195,809

		19,414,641

Beverages–2.39%
PepsiCo	162,100	16,612,008

		16,612,008

Biotechnology–7.22%
AbbVie	230,200	13,149,024
†Alkermes	92,800	3,172,832
Baxalta	84,600	3,417,840
†Celgene	115,700	11,580,413
Gilead Sciences	158,900	14,596,554
†Vertex Pharmaceuticals	54,100	4,300,409

		50,217,072

Capital Markets–6.35%
Ameriprise Financial	72,100	6,778,121
BlackRock	30,100	10,251,157
Invesco	366,200	11,267,974
Raymond James Financial	153,400	7,303,374
State Street	146,900	8,596,588

		44,197,214

Chemicals–2.46%
†Axalta Coating Systems	258,500	7,548,200
Huntsman	131,500	1,748,950
Praxair	68,500	7,839,825

		17,136,975

Communications Equipment–1.37%
Cisco Systems	335,400	9,548,838

		9,548,838

Consumer Finance–1.38%
Capital One Financial	138,150	9,575,177

		9,575,177

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.65%
WestRock	115,500	$4,507,965

		4,507,965

Diversified Financial Services–0.89%
Intercontinental Exchange	26,450	6,219,453

		6,219,453

Diversified Telecommunication Services–2.29%
AT&T	406,000	15,903,020

		15,903,020

Electrical Equipment–0.87%
Acuity Brands	27,800	6,064,292

		6,064,292

Food & Staples Retailing–2.20%
CVS Health	147,400	15,289,802

		15,289,802

Food Products–1.14%
General Mills	124,700	7,899,745

		7,899,745

Health Care Equipment & Supplies–1.48%
Abbott Laboratories	182,100	7,617,243
†DexCom	39,400	2,675,654

		10,292,897

Health Care Providers & Services–3.44%
†Express Scripts Holding	135,700	9,321,233
UnitedHealth Group	113,300	14,604,370

		23,925,603

Health Care Technology–0.72%
†Cerner	94,000	4,978,240

		4,978,240

Hotels, Restaurants & Leisure–1.25%
Starbucks	145,900	8,710,230

		8,710,230

Household Durables–1.04%
†Jarden	123,000	7,250,850

		7,250,850

Industrial Conglomerates–1.09%
Roper Technologies	41,500	7,584,955

		7,584,955

Insurance–5.06%
Aflac	179,100	11,308,374
Prudential Financial	151,700	10,955,774
Travelers	110,700	12,919,797

		35,183,945

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–0.72%
†Amazon.com	8,500	$5,045,940

		5,045,940

Internet Software & Services–3.74%
†Alphabet Class A	34,100	26,014,887

		26,014,887

IT Services–3.17%
Accenture Class A	123,900	14,298,060
Sabre	268,500	7,765,020

		22,063,080

Life Sciences Tools & Services–1.71%
Thermo Fisher Scientific	84,000	11,893,560

		11,893,560

Machinery–1.33%
Lincoln Electric Holdings	65,900	3,859,763
Parker-Hannifin	48,600	5,398,488

		9,258,251

Media–6.45%
Comcast Class A	324,800	19,838,784
Regal Entertainment Group Class A	214,200	4,528,188
Walt Disney	206,400	20,497,584

		44,864,556

Multiline Retail–0.95%
Nordstrom	115,500	6,607,755

		6,607,755

Oil, Gas & Consumable Fuels–2.28%
EOG Resources	97,500	7,076,550
EQT	48,500	3,262,110
Marathon Oil	376,900	4,198,666
†Whiting Petroleum	162,400	1,295,952

		15,833,278

Pharmaceuticals–1.79%
†Allergan	46,403	12,437,396

		12,437,396

Professional Services–1.23%
Nielsen Holdings	162,400	8,551,984

		8,551,984

Real Estate Investment Trusts–3.60%
American Tower	116,500	11,926,105
Host Hotels & Resorts	305,000	5,093,500
National Retail Properties	173,600	8,020,320

		25,039,925

Road & Rail–1.39%
Union Pacific	121,400	9,657,370

		9,657,370

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.43%
Analog Devices	79,500	$4,705,605
Broadcom	53,600	8,281,200
Intel	303,700	9,824,695
Maxim Integrated Products	313,700	11,537,886
QUALCOMM	203,200	10,391,648

		44,741,034

Software–5.78%
†Adobe Systems	126,900	11,903,220
Microsoft	292,800	16,171,344
†salesforce.com	113,900	8,409,237
†Tyler Technologies	29,200	3,755,412

		40,239,213

Specialty Retail–1.69%
Tractor Supply	129,900	11,750,754

		11,750,754

Technology Hardware, Storage & Peripherals–4.20%
Apple	151,300	16,490,187
EMC	478,200	12,744,030

		29,234,217

Total Common Stock (Cost $440,622,699)		675,307,293

MONEY MARKET FUND–2.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	19,900,980	19,900,979

Total Money Market Fund (Cost $19,900,980)		19,900,979

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.93% (Cost $460,523,679)	$695,208,272
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	455,595

NET ASSETS APPLICABLE TO 17,617,089 SHARES OUTSTANDING–100.00%	$695,663,867

†	Non-income producing for the period.

IT–Information Technology

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$460,523,679

Aggregate unrealized appreciation	$260,151,379
Aggregate unrealized depreciation	(25,466,786)

Net unrealized appreciation	$234,684,593

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$675,307,293
Money Market Fund	19,900,979

Total	$695,208,272

There were no Level 3 investments at the beginning or end of the period.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Special Opportunities Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.77%
Auto Components–2.09%
BorgWarner	104,700	$4,020,480
Johnson Controls	88,500	3,448,845
†Tenneco	91,300	4,702,863

		12,172,188

Banks–9.16%
Associated Banc-Corp	175,900	3,155,646
Bank of Hawaii	120,800	8,248,224
Comerica	300,700	11,387,509
East West Bancorp	471,800	15,324,064
Fifth Third Bancorp	375,400	6,265,426
Hancock Holding	210,700	4,837,672
Zions Bancorporation	168,800	4,086,648

		53,305,189

Beverages–1.63%
Dr Pepper Snapple Group	106,300	9,505,346

		9,505,346

Capital Markets–1.80%
Raymond James Financial	219,550	10,452,776

		10,452,776

Chemicals–6.83%
Albemarle	119,900	7,665,207
†Axalta Coating Systems	208,400	6,085,280
Celanese Class A	129,000	8,449,500
Eastman Chemical	121,700	8,790,391
†GCP Applied Technologies	96,400	1,922,216
†W.R. Grace	96,400	6,861,752

		39,774,346

Commercial Services & Supplies–0.47%
Brink’s	82,000	2,754,380

		2,754,380

Construction & Engineering–1.36%
†AECOM	141,700	4,362,943
KBR	230,400	3,566,592

		7,929,535

Containers & Packaging–2.77%
†Berry Plastics Group	270,282	9,770,694
Graphic Packaging Holding	495,500	6,367,175

		16,137,869

Diversified Consumer Services–1.12%
Service Corp International	264,900	6,537,732

		6,537,732

Electric Utilities–4.09%
Edison International	112,500	8,087,625
IDACORP	101,800	7,593,262

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
PPL	214,100	$8,150,787

		23,831,674

Electrical Equipment–1.34%
Regal Beloit	124,100	7,829,469

		7,829,469

Electronic Equipment, Instruments & Components–2.67%
Avnet	252,900	11,203,470
†Keysight Technologies	155,950	4,326,053

		15,529,523

Energy Equipment & Services–2.47%
†Cameron International	67,500	4,525,875
Helmerich & Payne	50,700	2,977,104
Rowan	99,100	1,595,510
Superior Energy Services	392,400	5,254,236

		14,352,725

Food Products–1.52%
Tyson Foods Class A	132,700	8,845,782

		8,845,782

Health Care Equipment & Supplies–2.95%
Becton Dickinson	57,400	8,714,468
Zimmer Biomet Holdings	79,100	8,434,433

		17,148,901

Health Care Providers & Services–3.15%
Cigna	40,500	5,558,220
†MEDNAX	59,500	3,844,890
Universal Health Services Class B	71,600	8,929,952

		18,333,062

Hotels, Restaurants & Leisure–1.43%
Bloomin’ Brands	211,300	3,564,631
Starwood Hotels & Resorts Worldwide	56,800	4,738,824

		8,303,455

Household Durables–1.13%
DR Horton	217,033	6,560,908

		6,560,908

Insurance–11.31%
American Financial Group	274,650	19,327,121
Reinsurance Group of America	141,000	13,571,250
Torchmark	249,450	13,510,212
Validus Holdings	176,500	8,329,035
W.R. Berkley	197,350	11,091,070

		65,828,688

IT Services–2.11%
†Fiserv	119,700	12,278,826

		12,278,826

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.10%
Hasbro	80,000	$6,408,000

		6,408,000

Life Sciences Tools & Services–2.51%
Agilent Technologies	166,700	6,642,995
Thermo Fisher Scientific	56,200	7,957,358

		14,600,353

Machinery–2.92%
ITT	235,400	8,683,906
Stanley Black & Decker	56,300	5,923,323
Terex	97,000	2,413,360

		17,020,589

Media–0.61%
Meredith	74,625	3,544,687

		3,544,687

Multiline Retail–1.58%
Macy’s	106,800	4,708,812
Nordstrom	78,600	4,496,706

		9,205,518

Multi-Utilities–3.10%
Public Service Enterprise Group	200,700	9,460,998
WEC Energy Group	142,600	8,565,982

		18,026,980

Oil, Gas & Consumable Fuels–3.78%
†Newfield Exploration	283,200	9,416,400
SM Energy	287,400	5,385,876
Tesoro	52,200	4,489,722
†Whiting Petroleum	337,300	2,691,654

		21,983,652

Pharmaceuticals–0.70%
†Mylan	87,300	4,046,355

		4,046,355

Professional Services–1.26%
ManpowerGroup	89,800	7,311,516

		7,311,516

Real Estate Investment Trusts–7.92%
Boston Properties	55,000	6,989,400
Brandywine Realty Trust	554,600	7,781,038
CBL & Associates Properties	367,500	4,373,250
Highwoods Properties	241,100	11,526,991
Host Hotels & Resorts	429,500	7,172,650
Kimco Realty	287,400	8,271,372

		46,114,701

Road & Rail–1.57%
CSX	216,200	5,567,150

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
JB Hunt Transport Services	42,500	$3,580,200

		9,147,350

Semiconductors & Semiconductor Equipment–1.58%
†Qorvo	72,500	3,654,725
Teradyne	258,000	5,570,220

		9,224,945

Software–3.78%
†Citrix Systems	41,900	3,292,502
Symantec	310,900	5,714,342
†Synopsys	268,400	13,001,296

		22,008,140

Specialty Retail–0.48%
Staples	254,300	2,804,929

		2,804,929

Technology Hardware, Storage & Peripherals–0.51%
Western Digital	63,200	2,985,568

		2,985,568

Textiles, Apparel & Luxury Goods–0.58%
VF	51,800	3,354,568

		3,354,568

Tobacco–1.60%
Reynolds American	184,900	9,302,319

		9,302,319

Trading Companies & Distributors–1.79%
†HD Supply Holdings	90,500	2,992,835
†United Rentals	119,900	7,456,581

		10,449,416

Total Common Stock (Cost $394,367,288)		574,951,960

MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	215,936	215,936

Total Money Market Fund (Cost $215,936)		215,936

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.10%
≠Discounted Commercial Paper–1.10%
Charles Schwab 0.35% 4/1/16	6,410,000	$6,410,000

Total Short-Term Investment (Cost $6,410,000)		6,410,000

TOTAL VALUE OF SECURITIES–99.91% (Cost $400,993,224)	$581,577,896
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	551,854

NET ASSETS APPLICABLE TO 14,903,310 SHARES OUTSTANDING–100.00%	$582,129,750

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S.GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$400,993,224

Aggregate unrealized appreciation	$227,506,224
Aggregate unrealized depreciation	(46,921,552)

Net unrealized appreciation	$180,584,672

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$574,951,960	$—	$574,951,960
Money Market Fund	215,936	—	215,936
Short-Term Investment	—	6,410,000	6,410,000

Total	$575,167,896	$6,410,000	$581,577,896

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–5

LVIP Dimensional International Equity Managed Volatility Fund

(formerly, LVIP Dimensional International Core Equity Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–47.44%
International Equity Fund–47.44%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	14,171,552	$125,985,093

Total Affiliated Investment Company (Cost $136,697,626)		125,985,093

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–49.28%
International Equity Fund–46.56%
**DFA International Value Portfolio	8,076,614	$123,652,959

		123,652,959

Money Market Fund–2.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	7,226,879	7,226,879

		7,226,879

Total Unaffiliated Investment Companies (Cost $120,565,772)		130,879,838

TOTAL VALUE OF SECURITIES–96.72% (Cost $257,263,398)	256,864,931
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.28%	8,715,914

NET ASSETS APPLICABLE TO 30,490,492 SHARES OUTSTANDING–100.00%	$265,580,845

*	Standard Class shares.

**	Class I shares.

«	Includes $19,169,181 cash pledged as collateral and $9,557,458 foreign currencies due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(239)	British Pound Currency	$(21,344,971)	$(21,469,669)	6/14/16	$(124,698)
(255)	Euro Currency	(35,793,875)	(36,375,750)	6/14/16	(581,875)
(1,074)	Euro STOXX 50 Index	(36,438,149)	(35,819,886)	6/20/16	618,263
(248)	FTSE 100 Index	(21,567,980)	(21,773,895)	6/20/16	(205,915)
(232)	Japanese Yen Currency	(25,715,066)	(25,821,600)	6/14/16	(106,534)
(172)	Nikkei 225 Index (OSE)	(25,224,833)	(25,613,932)	6/10/16	(389,099)

					$(789,858)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$257,263,398

Aggregate unrealized appreciation	$10,314,066
Aggregate unrealized depreciation	(10,712,533)

Net unrealized depreciation	$(398,467)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$256,864,931

Futures Contracts	$(789,858)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$244,278,089	$7,739,444	$112,238,973	$(27,138,837)	$125,985,093	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

(formerly, LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–56.41%
Equity Fund–56.41%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	27,695,094	$263,795,771

Total Affiliated Investment Company (Cost $272,983,043)		263,795,771

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–43.04%
Equity Fund–37.63%
**DFA U.S. Large Company Portfolio	10,936,305	$175,965,151

		175,965,151

Money Market Fund–5.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	25,320,860	25,320,860

		25,320,860

Total Unaffiliated Investment Companies (Cost $184,398,675)		201,286,011

TOTAL VALUE OF SECURITIES–99.45% (Cost $457,381,718)	465,081,782
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	2,576,217

NET ASSETS APPLICABLE TO 35,903,979 SHARES OUTSTANDING–100.00%	$467,657,999

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $5,247,830 cash pledged as collateral for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(56) E-mini Russell 2000 Index	$(5,922,160)	$(6,213,760)	6/20/16	$(291,600)
(406) E-mini S&P 500 Index	(40,181,346)	(41,645,450)	6/20/16	(1,464,104)
(90) E-mini S&P MidCap 400 Index	(12,369,524)	(12,970,800)	6/20/16	(601,276)

				$(2,356,980)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

DFA–Dimensional Fund Advisors

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$457,381,718

Aggregate unrealized appreciation	$16,887,336
Aggregate unrealized depreciation	(9,187,272)

Net unrealized appreciation	$7,700,064

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$465,081,782

Futures Contracts	$(2,356,980)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$418,584,434	$11,583,718	$154,652,818	$(28,648,813)	$263,795,771	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–30.14%
Fixed Income Funds–28.16%
*DFA Intermediate Term Extended Quality Portfolio	7,700,356	$83,163,840
*DFA VA Global Bond Portfolio	2,820,720	30,774,057
*DFA VA Short-Term Fixed Portfolio	2,986,911	30,496,366

		144,434,263

Money Market Fund–1.98%
**LVIP Money Market Fund (seven-day effective yield 0.01%)	1,014,578	10,145,780

		10,145,780

Total Affiliated Investment Companies (Cost $152,874,091)		154,580,043

UNAFFILIATED INVESTMENT COMPANIES–69.85%
Fixed Income Funds–69.83%
*DFA Inflation Protected Securities Portfolio	1,292,119	15,440,824
*DFA One-Year Fixed Income Portfolio	3,449,954	35,569,027
*DFA Two-Year Global Fixed Income Portfolio	5,613,890	55,914,344

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	168,884	$15,712,967
Vanguard Mortgage-Backed Securities ETF	1,140,173	60,965,050
Vanguard Short-Term Corporate Bond ETF	257,197	20,583,476
Vanguard Total Bond Market ETF	1,860,273	154,012,002

		358,197,690

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	103,475	103,475

		103,475

Total Unaffiliated Investment Companies (Cost $354,034,045)		358,301,165

TOTAL VALUE OF SECURITIES–99.99% (Cost $506,908,136)	512,881,208
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	28,239

NET ASSETS APPLICABLE TO 48,295,991 SHARES OUTSTANDING–100.00%	$512,909,447

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (“ETFs”), primarily a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$506,908,136

Aggregate unrealized appreciation	$6,127,256
Aggregate unrealized depreciation	(154,184)

Net unrealized appreciation	$5,973,072

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$512,881,208

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$72,666,026	$9,970,109	$2,005,286	$(75,748)	$83,163,840	$567,292	$—
DFA VA Global Bond Portfolio	29,059,661	1,880,674	861,869	(9,128)	30,774,057	—	—
DFA VA Short-Term Fixed Portfolio	29,073,175	2,159,737	853,426	(1,975)	30,496,366	—	—
LVIP Money Market Fund	9,690,570	739,415	284,205	—	10,145,780	610	—

Total	$140,489,432	$14,749,935	$4,004,786	$(86,851)	$154,580,043	$567,902	$—

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund (seven-day effective yield 0.01%)	433,402	$4,334,024

Total Affiliated Investment Company (Cost $4,334,024)		4,334,024

UNAFFILIATED INVESTMENT COMPANIES–98.25%
Equity Funds–98.09%
Vanguard Dividend Appreciation ETF	276,057	22,429,631
Vanguard Mega Cap 300 Growth ETF	486,736	40,462,364
Vanguard Mega Cap 300 Value ETF	669,238	39,846,430
Vanguard Mid-Cap Growth ETF	112,421	11,271,329
Vanguard Mid-Cap Value ETF	128,259	11,173,924
Vanguard REIT ETF	54,240	4,545,312
Vanguard Small-Cap Growth ETF	37,684	4,484,396

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	110,483	$11,256,008
Vanguard Total Stock Market ETF	638,896	66,969,079
**Vanguard Variable Insurance Fund–
Small Company Growth Portfolio	370,712	6,776,621

		219,215,094

Money Market Fund–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	357,298	357,298

		357,298

Total Unaffiliated Investment Companies (Cost $170,046,986)		219,572,392

TOTAL VALUE OF SECURITIES–100.19% (Cost $174,381,010)	223,906,416
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(425,021)

NET ASSETS APPLICABLE TO 15,276,194 SHARES OUTSTANDING–100.00%	$223,481,395

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (“ETFs”), primarily Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$174,381,010

Aggregate unrealized appreciation	$50,074,381
Aggregate unrealized depreciation	(548,975)

Net unrealized appreciation	$49,525,406

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$223,906,416

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Money Market Fund	$4,420,302	$139,390	$225,668	$—	$4,334,024	$271	$—

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund (seven-day effective yield 0.01%)	272,520	$2,725,198

Total Affiliated Investment Company (Cost $2,725,198)		2,725,198

UNAFFILIATED INVESTMENT COMPANIES–98.23%
International Equity Funds–98.08%
Vanguard FTSE All-World ex-U.S. ETF	488,298	21,070,059
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	181,251	16,925,218
Vanguard FTSE Developed Markets ETF	892,152	31,992,571
Vanguard FTSE Emerging Markets ETF	334,904	11,580,980
Vanguard FTSE European ETF	344,835	16,738,291

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	428,552	$23,686,069
Vanguard Global ex-U.S. Real Estate ETF	53,279	2,850,959
**Vanguard VA International Portfolio	677,191	12,683,781

		137,527,928

Money Market Fund–0.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	216,064	216,064

		216,064

Total Unaffiliated Investment Companies (Cost $138,567,425)		137,743,992

TOTAL VALUE OF SECURITIES–100.17% (Cost $141,292,623)	140,469,190
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(241,643)

NET ASSETS APPLICABLE TO 15,543,906 SHARES OUTSTANDING–100.00%	$140,227,547

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund invests a significant portion of its assets in Underlying Funds and Exchange-Traded Funds (“ETFs”), primarily Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$141,292,623

Aggregate unrealized appreciation	$1,721,567
Aggregate unrealized depreciation	(2,545,000)

Net unrealized depreciation	$(823,433)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$140,469,190

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Money Market Fund	$2,806,028	$129,680	$210,510	$—	$2,725,198	$172	$—

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.58%
Australia–6.54%
Adelaide Brighton	12,534	$48,712
AGL Energy	1,773	25,007
Ainsworth Game Technology	6,705	11,976
Alumina	58,323	58,120
Alumina ADR	2,200	8,624
Amcor	5,735	63,085
AMP	54,529	242,017
Ansell	2,635	34,923
APA Group	4,589	30,991
ARB	745	8,589
Aristocrat Leisure	6,690	52,821
Asciano	34,452	236,626
ASX	631	20,039
Aurizon Holdings	22,875	69,438
AusNet Services	18,433	21,053
Austal	22,237	26,677
Australia & New Zealand Banking Group	17,949	322,782
†Australian Agricultural	5,321	5,302
Australian Pharmaceutical Industries	13,270	19,886
Automotive Holdings Group	8,212	25,746
Aveo Group	1,837	4,717
Bank of Queensland	11,133	103,432
Beach Energy	23,798	11,948
Bendigo & Adelaide Bank	10,620	72,209
BHP Billiton	25,242	326,228
BHP Billiton ADR	4,100	106,190
Blackmores	209	28,381
BlueScope Steel	13,992	66,391
Boral	18,529	87,777
Brambles	5,959	55,363
Brickworks	1,457	17,691
†Broadspectrum	28,272	25,681
Caltex Australia	635	16,560
Cardno	5,181	4,448
carsales.com	2,285	20,598
Cedar Woods Properties	6,372	22,224
Challenger	8,006	51,489
Cleanaway Waste Management	72,925	43,044
Coca-Cola Amatil	6,680	45,266
Cochlear	684	53,638
Collins Foods	4,637	14,964
Commonwealth Bank of Australia	9,736	559,138
Computershare	5,618	42,117
Corporate Travel Management	854	8,779
Credit Corp Group	1,365	10,840
CSG	9,755	9,272
CSL	1,037	80,636
CSR	13,387	33,864
@=Dick Smith Holdings	11,325	0
Domino’s Pizza Enterprises	795	35,029
Downer EDI	21,992	64,735

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
=DUET Group	13,924	$24,335
DuluxGroup	3,860	18,582
†Energy Resources of Australia	12,324	3,306
†Energy World	39,810	7,324
ERM Power	5,246	5,750
Event Hospitality & Entertainment	2,844	33,137
Evolution Mining	20,878	24,326
Fairfax Media	66,213	43,650
Flight Centre Travel Group	1,021	33,834
Fortescue Metals Group	42,223	82,533
G8 Education	9,725	28,104
Genworth Mortgage Insurance Australia	11,453	21,860
GrainCorp Class A	6,889	39,817
GWA Group	1,204	2,086
Hansen Technologies	6,741	19,636
Harvey Norman Holdings	12,146	43,759
Healthscope	4,811	9,810
HFA Holdings	2,382	4,437
Iluka Resources	1,930	9,705
IMF Bentham	9,910	10,179
Incitec Pivot	31,100	76,049
Independence Group	15,674	34,002
Insurance Australia Group	3,987	17,054
InvoCare	1,288	12,411
IOOF Holdings	2,512	17,080
IRESS	1,482	13,178
Isentia Group	1,475	3,923
James Hardie Industries CDI	3,210	43,947
JB Hi-Fi Class FI	1,866	33,728
LendLease Group	4,998	53,139
Macquarie Atlas Roads Group	10,026	36,890
Macquarie Group	4,569	231,471
Magellan Financial Group	1,909	33,189
McMillan Shakespeare	2,428	23,246
Medibank Pvt	33,796	75,906
Metals X	23,081	16,543
†Metcash	22,404	29,882
Mineral Resources	7,647	35,229
Monadelphous Group	2,631	14,360
†Mount Gibson Iron	85,353	13,085
Myer Holdings	37,090	33,407
National Australia Bank	11,117	223,610
Navitas	8,596	33,473
†Newcrest Mining	8,974	116,668
†NEXTDC	9,942	20,958
nib holdings	7,558	22,653
Nine Entertainment Holdings	14,493	17,331
Northern Star Resources	8,386	22,049
Oil Search	30,337	157,203
Orica	16,321	192,292
Origin Energy	29,372	114,602

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Orora	25,866	$49,569
OZ Minerals	5,208	20,081
OzForex Group	8,551	13,241
Pacific Current Group	1,154	4,458
Pact Group Holdings	4,699	17,974
Perpetual	812	27,113
Platinum Asset Management	4,023	19,582
Premier Investments	3,384	43,891
Primary Health Care	8,146	23,416
Programmed Maintenance Services	6,193	7,026
†Qantas Airways	5,000	15,599
QBE Insurance Group	6,708	56,099
Ramsay Health Care	886	41,673
REA Group	640	26,507
Regis Resources	5,650	10,568
Reject Shop	2,536	27,216
Rio Tinto	5,215	170,656
SAI Global	2,650	7,658
Sandfire Resources	5,612	24,564
Santos	39,147	120,933
†Saracen Mineral Holdings	31,831	23,668
SEEK	3,406	42,244
Select Harvests	2,007	6,354
Seven West Media	48,144	38,012
SG Fleet Group	6,686	17,938
Sigma Pharmaceuticals	39,183	31,838
Sirtex Medical	1,494	33,120
Slater & Gordon	15,496	3,088
SMS Management & Technology	4,019	5,699
Sonic Healthcare	3,151	45,361
†South32 ADR	4,200	23,016
Southern Cross Media Group	32,767	27,880
Spark Infrastructure Group	16,018	25,417
Spotless Group Holdings	25,020	24,166
†St Barbara	15,960	24,468
Star Entertainment Grp	19,146	83,362
Steadfast Group	19,347	26,546
Suncorp Group	9,691	88,475
Super Retail Group	4,725	31,004
Sydney Airport	4,421	22,672
Tabcorp Holdings	35,276	115,735
Tassal Group	6,191	18,129
Tatts Group	29,582	85,716
Technology One	8,398	30,707
Telstra	11,902	48,628
=TFS	10,073	13,011
Thorn Group	8,175	11,436
Tox Free Solutions	4,503	10,528
TPG Telecom	1,899	16,507
Transurban Group	14,378	125,094
Treasury Wine Estates	21,277	157,227
Villa World	9,971	16,204

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Virgin Australia Holdings	38,668	$10,819
Virtus Health	2,673	12,827
Vocus Communications	8,044	51,364
Webjet	4,197	20,365
Wesfarmers	6,044	192,039
=Western Areas	8,024	13,286
Westpac Banking	24,871	578,619
Westpac Banking ADR	1,600	37,216
Woodside Petroleum	14,488	288,306
Woolworths	2,588	43,843
WorleyParsons	2,580	10,640

		8,850,189

Austria–0.49%
ANDRITZ	1,114	61,169
Austria Technologie & Systemtechnik	1,434	21,050
†BUWOG	571	12,267
CA Immobilien Anlagen	877	17,239
†Conwert Immobilien Invest	2,046	32,804
DO	154	18,575
†Erste Group Bank	1,834	51,547
Flughafen Wien	142	15,512
Mayr Melnhof Karton	125	15,006
Oesterreichische Post	634	25,777
OMV	4,499	126,577
Palfinger	421	12,096
POLYTEC Holding	1,389	11,965
†Raiffeisen Bank International	1,627	24,651
RHI	530	10,355
S IMMO	1,531	14,197
Schoeller-Bleckmann Oilfield Equipment	215	13,091
Semperit Holding	457	17,681
Strabag	572	17,294
Telekom Austria	5,124	31,526
Vienna Insurance Group	535	11,323
voestalpine	3,070	102,722

		664,424

Belgium–1.62%
Ackermans & van Haaren	578	81,983
Ageas	3,535	140,264
†AGFA-Gevaert	10,744	47,949
Anheuser-Busch InBev	3,528	438,585
Anheuser-Busch InBev ADR	1,200	149,592
Bekaert	912	37,053
bpost	1,600	44,451
Cie d’Entreprises CFE	299	28,318
Colruyt	2,057	119,842
Delhaize Group	3,168	330,747
Delhaize Group ADR	2,700	70,119
D’ieteren	488	20,546

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Econocom Group	1,261	$13,058
Elia System Operator	497	24,722
Fagron	1,210	7,986
KBC Groep	586	30,230
Kinepolis Group	347	15,054
Melexis	433	23,552
†Mobistar	932	20,871
†Nyrstar	71,380	55,151
Ontex Group	1,480	48,527
Proximus SADP	2,859	97,712
Sioen Industries	782	15,884
Solvay Class A	1,675	168,012
†Telenet Group Holding	551	27,891
†Tessenderlo Chemie	1,119	42,529
UCB	559	42,770
Umicore	910	45,303

		2,188,701

Canada–7.05%
Absolute Software	1,400	6,770
†Advantage Oil & Gas	4,200	23,058
Aecon Group	2,600	32,291
Agnico Eagle Mines	1,585	57,314
Agrium	497	43,880
AGT Food & Ingredients	200	5,844
Aimia	2,561	16,663
†Air Canada	2,506	17,289
†Alacer Gold	10,000	18,094
Alamos Gold	1,800	9,522
Algonquin Power & Utilities	1,500	12,554
Alimentation Couche-Tard Class B	1,200	53,405
AltaGas	2,094	53,851
†Amaya	3,470	46,429
ARC Resources	397	5,774
Atco	800	24,196
†Athabasca Oil	4,108	3,258
†ATS Automation Tooling Systems	3,200	26,093
†AuRico Metals	5,788	3,342
AutoCanada	579	8,123
†B2Gold	8,600	14,303
Badger Daylighting	700	11,852
Bank of Montreal	2,483	150,693
Bank of Montreal	1,500	91,091
Bank of Nova Scotia	5,688	277,916
Bank of Nova Scotia	300	14,661
†Bankers Petroleum	14,306	20,268
Barrick Gold	2,100	28,518
Barrick Gold	1,300	17,657
BCE	800	36,460
†Bellatrix Exploration	6,491	6,597
†Birchcliff Energy	4,212	17,156
Bird Construction	622	5,306

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Black Diamond Group	2,500	$8,162
†BlackBerry	4,819	39,109
Bonterra Energy	400	6,517
Boralex Class A	496	6,149
†Boulder Energy	1,300	2,572
Brookfield Asset Management	1,700	59,125
†BRP	951	14,227
CAE	2,826	32,725
CAE	2,800	32,382
Cameco	1,449	18,605
Cameco	415	5,327
†Canacol Energy	8,100	21,267
Canadian Imperial Bank of Commerce	1,446	108,031
Canadian National Railway	1,700	106,234
Canadian National Railway	203	12,679
Canadian Natural Resources	11,400	307,800
Canadian Tire Class A	609	63,392
Canadian Utilities Class A	1,000	27,988
Canadian Western Bank	2,045	38,026
Canam Group	2,500	24,697
†Canfor	3,400	46,730
Canfor Pulp Products	1,800	16,618
Capital Power	1,600	22,175
Capstone Infrastructure	3,600	13,471
Cascades	1,468	9,687
CCL Industries	200	37,960
†Celestica	4,724	51,870
Cenovus Energy	5,000	65,063
Centerra Gold	4,200	19,500
†CGI Group Class A	497	23,747
†China Gold International Resources	13,200	22,055
CI Financial	1,400	30,937
Cineplex	700	27,256
†Claude Resources	22,500	22,522
Cogeco	200	8,762
Cogeco Communications	300	15,998
Colliers International Group	599	22,678
Colliers International Group	100	3,789
Constellation Software	100	40,946
Corus Entertainment Class B	4,000	36,219
Cott	3,200	44,474
Cott	1,710	23,752
Crescent Point Energy	3,657	50,628
Crescent Point Energy	1,699	23,514
†Delphi Energy	4,020	3,033
†Detour Gold	3,495	55,032
DH	458	13,623
Dollarama	500	35,184
Dominion Diamond	2,600	28,834
Eldorado Gold	8,519	26,762
Emera	109	3,990
Empire Class A	1,865	32,310

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Enbridge	1,600	$62,288
Enbridge Income Fund Holdings	1,800	41,024
†Endeavour Silver	5,100	12,527
EnerCare	1,670	19,609
Enerflex	2,000	15,723
Enghouse Systems	500	20,246
Equitable Group	556	21,731
†exactEarth	534	1,138
Exco Technologies	2,400	27,719
Extendicare	1,700	12,317
Fairfax Financial Holdings	800	447,858
Finning International	4,800	70,480
First Capital Realty	1,200	19,052
†First Majestic Silver	4,128	26,762
First Quantum Minerals	11,300	59,513
Fortis	1,700	53,287
†Fortuna Silver Mines	9,027	35,170
Gamehost	1,600	11,642
Genworth MI Canada	500	11,784
George Weston	500	44,766
Gibson Energy	2,800	37,082
Gildan Activewear	1,000	30,491
Gluskin Sheff + Associates	900	12,765
GMP Capital	3,300	11,942
Goldcorp	1,557	25,260
Goldcorp	1,450	23,533
†Gran Tierra Energy	11,500	28,689
Granite Oil	867	4,331
†Great Canadian Gaming	922	13,211
Great-West Lifeco	650	17,887
†Heroux-Devtek	1,187	12,512
Home Capital Group	1,712	46,216
Horizon North Logistics	5,000	4,735
Hudson’s Bay	2,000	29,551
Husky Energy	2,030	25,274
†IAMGOLD	17,700	38,977
IGM Financial	800	24,097
†IMAX	200	6,218
Imperial Oil	1,898	63,393
Imperial Oil	900	30,068
Industrial Alliance Insurance & Financial Services	1,200	36,219
Innergex Renewable Energy	1,751	19,023
Intact Financial	300	21,004
Inter Pipeline	1,100	22,656
†Interfor	1,400	15,490
Intertape Polymer Group	1,327	19,015
Jean Coutu Group Class A	1,000	16,955
Just Energy Group	2,000	11,900
Just Energy Group	1,946	11,567
Keyera	600	18,211
†Kinross Gold	9,000	30,699

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Kirkland Lake Gold	2,100	$13,534
†Klondex Mines	6,555	17,514
†Lake Shore Gold	24,352	35,438
Laurentian Bank of Canada	499	18,289
Linamar	1,000	48,115
Loblaw	500	27,996
Lucara Diamond	8,031	17,067
†Lundin Mining	5,900	18,580
MacDonald Dettwiler & Associates	200	12,705
Magellan Aerospace	1,000	12,551
Magna International	1,300	55,884
Magna International	400	17,184
†Mainstreet Equity	347	9,522
Major Drilling Group International	5,366	26,029
Mandalay Resources	14,708	10,079
Manitoba Telecom Services	1,900	47,239
Manulife Financial	5,900	83,497
Manulife Financial	1,900	26,847
Maple Leaf Foods	1,422	29,726
Martinrea International	2,100	16,590
Medical Facilities	2,453	29,785
†MEG Energy	8,238	41,547
Methanex	1,787	57,398
Methanex	200	6,428
Metro Class A	1,500	52,042
†Mitel Networks	1,819	14,888
Morguard	200	22,260
Morneau Shepell	2,000	26,533
MTY Food Group	600	15,948
Mullen Group	2,400	26,592
National Bank of Canada	5,400	176,667
Nevsun Resources	13,699	44,301
New Flyer Industries	1,600	41,147
†New Gold	12,699	47,423
North West	800	17,814
Northland Power	1,446	23,849
OceanaGold	22,400	61,573
Onex	600	36,571
Open Text	798	41,336
†Pacific Exploration & Production	11,300	7,222
Pan American Silver	3,600	39,132
Pason Systems	1,300	16,516
Pembina Pipeline	900	24,330
†Performance Sports Group	1,204	3,829
Peyto Exploration & Development	1,900	42,264
PHX Energy Services	2,800	4,441
Potash Corp of Saskatchewan	7,474	127,207
Potash Corp of Saskatchewan	800	13,619
Precision Drilling	2,600	10,920
Precision Drilling	2,000	8,377
Premium Brands Holdings	800	33,762
†Primero Mining	8,307	15,095

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Quebecor Class B	1,000	$26,256
Richelieu Hardware	900	15,627
†Richmont Mines	4,400	24,799
Ritchie Bros Auctioneers	1,192	32,279
†Rock Energy	4,000	4,158
Rogers Communications Class B	500	20,019
Rogers Communications Class B	500	20,010
RONA	2,900	52,853
Royal Bank of Canada	5,563	320,206
Russel Metals	1,000	15,230
†Sandstorm Gold	8,400	27,488
Sandvine	5,400	11,559
Saputo	2,500	80,154
Secure Energy Services	1,500	9,528
†SEMAFO	13,600	48,484
Shaw Communications Class B	4,180	80,716
Sienna Senior Living	700	8,952
†Sierra Wireless	1,107	16,096
†Sierra Wireless	900	13,090
†Silver Standard Resources	1,500	8,350
Silver Wheaton	770	12,777
SNC-Lavalin Group	2,800	102,298
Stantec	1,075	27,262
Stella-Jones	500	17,902
Student Transportation	3,000	15,269
Student Transportation	1,945	9,861
Sun Life Financial	1,700	54,845
Suncor Energy	20,513	571,287
Suncor Energy	8,494	236,218
Superior Plus	2,600	18,498
Surge Energy	7,100	11,262
Tahoe Resources	4,400	44,132
Teck Resources Class B	2,300	17,503
Teck Resources Class B	2,115	16,041
Thomson Reuters	700	28,361
Thomson Reuters	300	12,144
TMX Group	300	10,833
Toromont Industries	1,400	36,985
Toronto-Dominion Bank	6,100	263,304
Toronto-Dominion Bank	3,032	130,770
Torstar Class B	2,100	2,490
Total Energy Services	1,899	17,546
†Tourmaline Oil	3,500	74,110
TransAlta	6,900	32,085
TransCanada	2,495	98,078
Transcontinental Class A	2,000	31,692
TransForce	4,100	70,493
†Valeant Pharmaceuticals International	100	2,630
Valener	700	11,033
Veresen	2,976	20,096
Vermilion Energy	800	23,413
Wajax	700	9,416

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
West Fraser Timber	3,000	$120,370
Western Forest Products	15,500	27,569
Westjet Airlines	1,300	20,610
Westshore Terminals Investment	1,600	21,399
Whistler Blackcomb Holdings	968	19,945
Wi-LAN	7,500	17,093
Winpak	400	15,406
WSP Global	200	5,929
Yamana Gold	16,617	50,411
†Yellow Pages	600	9,563

		9,547,953

☐ China–0.01%
Chu Kong Shipping Enterprises Group	20,000	5,027
†Goldin Properties Holdings	10,000	4,808

		9,835

Denmark–2.10%
Alm Brand	1,568	11,493
Ambu Class B	636	22,532
AP Moeller - Maersk Class A	29	37,022
AP Moeller - Maersk Class B	66	86,576
Carlsberg Class B	688	65,559
Chr Hansen Holding	930	62,431
Coloplast Class B	99	7,502
†D/S Norden	1,234	17,987
Danske Bank	2,415	68,226
Dfds	1,405	51,064
DSV	5,018	208,889
FLSmidth	1,170	49,044
†Genmab	874	121,120
GN Store Nord	3,334	69,699
†H Lundbeck	1,180	38,958
IC Group	491	15,896
ISS	1,098	44,081
Jyske Bank	3,714	167,650
Matas	1,226	24,806
NKT Holding	1,030	59,423
Nordjyske Bank	540	7,628
Novo Nordisk Class B	12,030	652,524
Novo Nordisk ADR	2,700	146,313
Novozymes Class B	2,145	96,432
Pandora	1,215	159,099
PER Aarsleff Class B	810	22,265
Ringkjoebing Landbobank	235	49,523
Rockwool International Class B	168	26,681
Royal Unibrew	1,093	52,743
†Santa Fe Group	936	8,933
SimCorp	1,167	53,855
Solar Class B	133	6,763
Sydbank	822	23,561
TDC	19,662	96,231

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
†Topdanmark	1,484	$37,777
Tryg	1,809	35,111
Vestas Wind Systems	1,223	86,283
†William Demant Holding	529	53,195

		2,844,875

Finland–2.02%
Amer Sports Class A	5,961	173,306
Cargotec Class B	848	27,395
Caverion	1,725	16,704
Citycon	4,145	10,461
Cramo	1,559	32,127
Elisa	1,673	65,050
Fiskars	1,151	22,606
Fortum	1,584	23,990
Huhtamaki	6,263	232,543
Kemira	2,420	27,014
Kesko Class A	640	26,909
Kesko Class B	5,120	226,109
Kone Class B	2,104	101,416
Konecranes	1,835	43,807
Lassila & Tikanoja	992	18,049
Metsa Board	12,062	80,705
Metso	3,349	79,913
Neste	6,313	207,749
Nokia	19,400	115,343
Nokian Renkaat	1,287	45,428
Olvi Class A	439	12,538
Oriola-KD Class B	5,656	27,868
Orion Class A	901	29,609
Orion Class B	1,511	49,948
PKC Group	592	10,482
Raisio Class V	7,392	36,421
Ramirent	1,333	8,722
Sampo Class A	1,322	62,790
Sanoma	4,161	20,360
†Stockmann Class B	1,585	12,246
Stora Enso Class R	15,211	136,132
Technopolis	3,440	14,679
Tieto	1,776	46,319
Tikkurila	1,661	30,165
UPM-Kymmene	27,218	493,064
Uponor	1,300	18,875
Vaisala Class A	415	11,362
Valmet	3,035	33,430
Wartsila	1,779	80,507
YIT	4,487	25,396

		2,737,537

France–6.72%
Accor	3,225	136,661
Aeroports de Paris	216	26,705

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†Air France-KLM	2,170	$20,648
Air Liquide	1,431	161,026
Airbus Group	1,379	91,561
Akka Technologies	548	17,211
Albioma	1,323	20,474
†Alstom	1,670	42,690
Alten	826	50,699
Altran Technologies	4,400	60,982
Arkema	1,850	138,895
Assystem	625	16,926
Atos	1,569	127,796
AXA	7,892	185,803
BioMerieux	214	24,509
BNP Paribas	4,975	250,388
Boiron	217	17,559
Bollore	10,668	41,443
Bonduelle	350	10,303
Bouygues	3,777	154,078
Bureau Veritas	2,471	55,040
Cap Gemini	406	38,151
Carrefour	5,031	138,425
Casino Guichard Perrachon	1,595	91,437
†Cegedim	412	11,955
Cegid Group	348	19,617
†CGG	24,024	18,316
Chargeurs	1,133	11,384
Christian Dior	229	41,536
Cie de Saint-Gobain	4,632	204,136
Cie des Alpes	539	9,077
Cie Generale des Etablissements Michelin	2,775	283,969
CNP Assurances	3,781	58,964
†Coface Loan	2,535	20,919
Credit Agricole	2,643	28,625
Danone	1,243	88,415
Dassault Systemes	720	57,129
Derichebourg	4,013	12,421
Devoteam	373	18,128
Edenred	3,400	66,041
Eiffage	917	70,433
Electricite de France	4,441	49,847
#Elior 144A	2,525	55,367
Engie	8,948	138,882
Essilor International	545	67,318
†Etablissements Maurel et Prom	1,407	4,963
Euler Hermes Group	548	49,661
Eurofins Scientific	63	23,109
#Euronext 144A	1,225	50,864
Eutelsat Communications	3,683	118,979
Faiveley Transport	309	32,461
Faurecia	2,043	77,402
†Futuren	15,171	11,048

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†GameLoft	2,605	$22,172
Gaztransport Et Technigaz	801	26,214
GL Events	693	13,879
Groupe Crit	166	9,737
Groupe Eurotunnel	4,235	47,467
†Groupe Fnac	298	18,721
Guerbet	218	16,769
Havas	4,537	36,381
Hermes International	73	25,705
Iliad	164	42,203
Imerys	998	69,602
Ingenico Group	445	51,118
Interparfums	466	12,154
IPSOS	1,469	34,317
Jacquet Metal Service	688	9,903
JCDecaux	423	18,517
Kering	243	43,440
Korian	775	22,832
Lagardere	5,677	150,838
†Le Noble Age	292	9,416
Lectra	805	11,707
Legrand	1,117	62,592
LISI	866	22,763
L’Oreal	414	74,173
LVMH Moet Hennessy Louis Vuitton	1,061	181,700
Manitou BF	108	1,858
Metropole Television	954	17,396
MGI Coutier	593	12,524
Natixis	6,691	32,944
Neopost	851	17,885
†Nexans	689	30,984
Nexity	374	19,489
†Nicox	1	7
†Numericable-SFR	770	32,410
Oeneo	1,987	15,759
Orange	14,626	256,218
Orange ADR	1,900	33,022
Orpea	633	52,711
Pernod Ricard	239	26,652
†Peugeot	7,608	130,377
Plastic Omnium	1,106	38,039
Plastivaloire	178	13,352
Publicis Groupe	1,360	95,499
Rallye	599	10,401
Remy Cointreau	12	911
Renault	2,104	209,056
Rexel	6,546	93,518
Rothschild	861	21,290
Rubis	642	51,554
Safran	1,748	122,287
Saft Groupe	589	17,821
Sanofi	1,776	143,202

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Sartorius Stedim Biotech	99	$37,688
Savencia	172	11,403
Schneider Electric	2,744	173,418
SCOR	3,043	108,034
SEB	610	63,276
†Sequana	2,004	6,932
SES FDR	1,443	42,257
Societe BIC	209	31,440
Societe Generale	4,524	167,202
Societe Television Francaise 1	2,522	32,658
Sodexo	581	62,635
†Solocal Group	892	4,570
Somfy	32	10,924
Sopra Steria Group	124	14,653
Stef	120	8,766
STMicroelectronics	13,472	74,779
STMicroelectronics New York Shares	1,700	9,486
Suez Environnement	1,793	32,889
Synergie	481	13,048
Tarkett	680	21,317
Technicolor	4,240	26,488
Technip	2,094	116,064
Teleperformance	2,918	256,533
Thales	671	58,792
TOTAL	12,480	568,892
TOTAL ADR	6,060	275,245
Trigano	425	27,914
†UBISOFT Entertainment	6,574	206,463
Valeo	951	148,037
Veolia Environnement	1,881	45,312
Vicat	454	29,447
Vilmorin & Cie	152	11,242
Vinci	2,000	148,997
Virbac	66	11,472
Vivendi	3,360	70,655
#†Worldline 144A	650	16,738

		9,097,528

Germany–6.43%
Aareal Bank	921	29,847
adidas	657	77,003
†ADVA Optical Networking	937	11,153
Allianz	1,972	320,771
Amadeus Fire	168	12,713
Aurubis	442	21,994
Axel Springer	1,300	70,073
BASF	8,719	657,786
BASF ADR	500	37,750
Bauer	208	3,457
Bayer	1,392	163,623
Bayer ADR	245	28,739
Bayerische Motoren Werke	4,200	385,680

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
BayWa	299	$10,113
Bechtle	283	29,233
Beiersdorf	317	28,619
Bertrandt	119	13,656
Bilfinger	760	32,063
Brenntag	1,216	69,461
CANCOM	189	9,432
Cewe Stiftung	267	17,561
†Commerzbank	4,685	40,735
CompuGroup Medical	449	18,981
Continental	453	103,094
CTS Eventim	809	28,745
Daimler	10,097	774,039
Deutsche Bank	2,065	35,129
Deutsche Bank	1,780	30,153
Deutsche Boerse	819	69,886
†Deutsche Lufthansa	7,704	124,526
Deutsche Post	3,394	94,311
Deutsche Telekom	19,433	348,830
Deutsche Telekom ADR	4,300	77,013
Deutsche Wohnen	6,765	210,383
Deutz	5,128	24,274
†Dialog Semiconductor	1,973	78,073
DIC Asset	876	8,184
DMG Mori	1,107	51,545
Duerr	907	71,285
E.ON	41,122	394,837
Elmos Semiconductor	625	8,534
ElringKlinger	678	18,581
Fielmann	311	23,604
Fraport Frankfurt Airport Services Worldwide	214	12,982
Freenet	1,461	43,706
Fresenius	1,630	119,095
Fresenius Medical Care	589	52,170
FUCHS PETROLUB	814	31,548
GEA Group	1,147	56,122
Gerresheimer	810	63,533
Gerry Weber International	1,052	14,760
Gesco	87	7,340
GFT Technologies	786	19,958
Grammer	283	11,284
GRENKELEASING	8	1,701
†H&R	1,260	12,760
Hamburger Hafen und Logistik	1,312	19,318
Hannover Rueck	427	49,754
HeidelbergCement	1,087	93,077
†Heidelberger Druckmaschinen	6,414	14,517
Hella Hueck	29	1,231
Henkel	224	22,015
HOCHTIEF	171	20,927
Hornbach Baumarkt	449	14,459

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
HUGO BOSS	666	$43,682
Indus Holding	759	37,431
Infineon Technologies	5,788	82,360
Infineon Technologies ADR	3,600	51,322
Jenoptik	1,125	17,986
K+S	3,974	92,995
KION Group	2,068	120,577
Kloeckner	5,682	55,558
†Koenig & Bauer	498	18,301
Krones	238	28,666
KUKA	465	48,695
KWS Saat	66	21,535
LANXESS	1,945	93,486
†LEG Immobilien	851	80,228
Leoni	1,109	38,268
Linde	1,759	256,301
MAN	142	15,370
Merck	528	44,045
METRO	4,756	147,365
MTU Aero Engines	1,229	117,878
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	699	142,176
Nemetschek	370	17,872
†Nordex	1,096	30,075
Norma Group	500	28,009
OSRAM Licht	2,305	118,829
†Paion	2,395	5,750
Pfeiffer Vacuum Technology	182	20,414
ProSiebenSat.1 Media	1,098	56,455
†QIAGEN	787	17,534
Rational	63	33,672
Rheinmetall	1,158	92,528
RTL Group	239	20,245
RWE	9,674	125,216
SAF-Holland	1,626	20,066
Salzgitter	761	21,549
SAP	1,351	109,302
Schaltbau Holding	392	20,813
SHW	537	15,172
Siemens	2,416	256,085
Sixt	410	22,072
Software	894	34,949
STADA Arzneimittel	1,721	68,316
Stroeer Media	471	29,611
Suedzucker	5,388	95,000
Symrise	1,036	69,553
TAG Immobilien	1,724	23,325
Takkt	1,454	27,928
Talanx	1,300	44,393
ThyssenKrupp	844	17,537
†Tom Tailor Holding	912	4,476
United Internet	809	40,601

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
VERBIO Vereinigte BioEnergie	2,083	$18,483
Volkswagen	358	51,960
Vonovia	1,414	50,884
†Vossloh	209	13,722
VTG	245	7,492
Wacker Chemie	801	70,492
Wacker Neuson	340	5,409
Washtec	578	24,039
†Wincor Nixdorf	993	55,113
XING	87	15,953

		8,702,845

■Hong Kong–2.83%
AIA Group	43,600	247,020
Allied Group	4,000	19,646
Allied Properties	50,000	9,668
APT Satellite Holdings	27,500	21,766
Asia Financial Holdings	24,000	10,241
Asia Satellite Telecommunications Holdings	6,500	8,832
ASM Pacific Technology	3,100	24,337
Bank of East Asia	13,400	50,094
BOC Hong Kong Holdings	31,000	92,512
Bright Smart Securities & Commodities Group	48,000	13,613
Brightoil Petroleum Holdings	27,000	8,075
†Burwill Holdings	208,000	7,508
Cafe de Coral Holdings	6,000	17,442
Cathay Pacific Airways	26,000	44,979
Century City International Holdings	124,000	7,673
Cheung Kong Property Holdings	3,680	23,696
†China Energy Development Holdings	586,000	7,856
†China Smarter Energy Group Holdings	66,000	6,126
Chinese Estates Holdings	2,000	5,089
Chow Sang Sang Holdings International	15,000	22,624
Chow Tai Fook Jewellery Group	10,600	6,627
CITIC Telecom International Holdings	95,000	35,760
CK Hutchison Holdings	19,680	255,471
CK Life Sciences International Holdings	84,000	6,822
CLP Holdings	4,000	36,172
†Convoy Financial Holdings	120,000	5,182
CW Group Holdings	24,000	6,837
Dah Sing Banking Group	19,600	34,413
Dah Sing Financial Holdings	4,000	24,596
†Dragonite International	24,000	2,475
Emperor Capital Group	72,000	6,033
Emperor Entertainment Hotel	45,000	8,991
Emperor International Holdings	44,000	7,998
Emperor Watch & Jewellery	270,000	6,613
†Esprit Holdings	81,900	76,438

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Far East Consortium International	64,000	$20,626
FIH Mobile	68,000	30,330
First Pacific	62,000	46,276
First Shanghai Investments	88,000	14,067
Galaxy Entertainment Group	10,000	37,513
Get Nice Financial Group	4,800	650
@Get Nice Holdings	192,000	6,683
Giordano International	64,000	29,288
†Global Brands Group Holding	140,000	16,965
Great Eagle Holdings	1,000	3,622
G-Resources Group	1,176,000	23,346
Guoco Group	2,000	21,399
Guotai Junan International Holdings	90,000	31,557
Haitong International Securities Group	40,226	23,231
Hang Lung Group	21,000	60,233
Hang Lung Properties	8,000	15,284
Hang Seng Bank	6,400	113,111
Hanison Construction Holdings	16,639	2,853
†Hao Tian Development Group	138,600	4,913
Henderson Land Development	500	3,071
#HK Electric Investments 144A	12,000	10,565
HKR International	45,600	19,398
HKT Trust	24,000	33,042
Hong Kong Aircraft Engineering	1,200	8,052
Hong Kong Exchanges & Clearing	2,600	62,609
Hongkong & Shanghai Hotels	34,000	36,072
Hongkong Chinese	48,000	9,220
Hopewell Holdings	8,500	27,448
Hutchison Telecommunications Hong Kong Holdings	74,000	26,042
Hysan Development	4,000	17,042
IT	32,000	7,714
Johnson Electric Holdings	9,000	27,787
Kerry Logistics Network	28,500	41,001
Kerry Properties	16,000	43,933
†Kingston Financial Group	128,000	60,887
†Ko Yo Chemical Group	132,000	6,041
†Kong Sun Holdings	175,000	8,798
Kowloon Development	26,000	24,300
Lai Sun Development	420,000	6,443
Lai Sun Garment International	71,000	9,153
Li & Fung	124,000	73,370
Lifestyle International Holdings	28,500	38,429
Lippo China Resources	350,000	10,467
Liu Chong Hing Investment	12,000	13,675
L’Occitane International	4,750	8,475
Luk Fook Holdings International	22,000	49,914
Man Wah Holdings	12,400	15,697
†Mason Financial Holdings	260,000	10,893
Melco Crown Entertainment ADR	600	9,906
Melco International Development	22,000	30,629
MGM China Holdings	20,400	31,189

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Midland Holdings	30,000	$9,359
Miramar Hotel & Investment	10,000	17,274
MTR	7,000	34,651
NagaCorp	106,000	67,912
New World Development	62,000	59,064
NewOcean Energy Holdings	62,000	22,299
NWS Holdings	19,185	30,617
Orient Overseas International	5,000	19,304
†@=Pacific Andes International Holdings	338,000	6,361
Pacific Textiles Holdings	12,000	17,326
PCCW	28,000	18,120
Pico Far East Holdings	58,000	15,477
Playmates Holdings	6,000	7,046
Polytec Asset Holdings	85,000	7,122
Prada	4,700	16,177
Public Financial Holdings	24,000	11,200
Regal Hotels International Holdings	18,000	8,957
Samsonite International	10,800	36,198
Sands China	6,800	27,700
Shangri-La Asia	32,000	36,507
Shenwan Hongyuan	20,000	9,771
Shun Tak Holdings	36,000	11,927
Singamas Container Holdings	72,000	7,796
Sino Land	14,000	22,162
Sitoy Group Holdings	26,000	8,178
SJM Holdings	59,000	42,136
SmarTone Telecommunications Holdings	14,500	24,113
Stella International Holdings	12,500	29,391
Sun Hung Kai	29,000	17,458
Sun Hung Kai Properties	11,000	134,498
Swire Pacific	17,500	34,110
Swire Pacific Class A	6,500	69,966
Tao Heung Holdings	2,000	454
Techtronic Industries	7,500	29,633
Television Broadcasts	7,200	25,895
Texwinca Holdings	16,000	15,614
Transport International Holdings	6,400	17,325
Tsui Wah Holdings	20,000	3,816
†United Laboratories International Holdings	36,000	14,479
†United Photovoltaics Group	142,000	11,715
Value Partners Group	26,000	27,316
Varitronix International	21,000	16,838
Victory City International Holdings	87,604	6,324
Vitasoy International Holdings	20,000	37,332
VST Holdings	32,000	7,384
VTech Holdings	3,000	35,618
#†WH Group 144A	109,000	78,968
Wharf Holdings	5,000	27,329
Wheelock	10,000	44,667
Wing On International	3,000	8,721

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Wing Tai Properties	16,000	$9,013
Wynn Macau	17,200	26,607
Xinyi Glass Holdings	42,000	27,992
Yue Yuen Industrial Holdings	7,500	25,766

		3,831,417

Ireland–0.74%
†Bank of Ireland	303,755	88,139
C&C Group	7,910	35,733
CRH ADR	7,167	201,966
Glanbia	1,369	27,947
Irish Continental Group	3,656	22,673
Kerry Group Class A	618	57,580
Kingspan Group	4,086	108,565
Paddy Power	643	89,596
Paddy Power Betfair	1,289	179,824
Smurfit Kappa Group	7,455	192,141

		1,004,164

Israel–0.67%
†Airport City	1,223	11,965
Bank Hapoalim	2,035	10,564
†Bank Leumi Le-Israel	7,712	27,696
Bezeq The Israeli Telecommunication	18,168	40,991
†Cellcom Israel	2,790	19,891
Delek Group	225	38,600
Elbit Systems	270	25,424
Elbit Systems	192	18,008
Electra	116	15,839
First International Bank Of Israel	2,821	34,975
Frutarom Industries	1,025	53,757
Israel Chemicals	2,838	12,353
†Israel Discount Bank Class A	13,543	22,931
†Jerusalem Oil Exploration	498	20,311
†Kamada	634	2,447
Matrix IT	1,514	9,694
Melisron	262	9,437
Mizrahi Tefahot Bank	908	10,653
†Naphtha Israel Petroleum	2,641	13,422
†Oil Refineries	40,638	15,579
†Partner Communications	2,962	13,918
Paz Oil	143	22,724
Shikun & Binui	16,387	29,098
Shufersal	5,699	19,147
Teva Pharmaceutical Industries ADR	7,549	403,947

		903,371

Italy–2.76%
A2A	23,544	30,622
ACEA	861	13,177
Amplifon	2,061	17,871
#Anima Holding 144A	1,556	11,385
Ascopiave	4,301	11,217

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Assicurazioni Generali	16,816	$249,328
Astaldi	1,991	9,207
Atlantia	2,932	81,306
†Autogrill	2,409	20,038
Azimut Holding	1,440	33,181
†Banca Carige	7,846	5,089
Banca Generali	1,077	31,680
Banca IFIS	715	23,684
Banca Mediolanum	3,388	27,025
†Banca Monte dei Paschi di Siena	9,944	5,692
Banca Popolare dell’Emilia Romagna	17,783	84,664
Banca Popolare di Milano	42,864	29,972
Banca Popolare di Sondrio	11,398	39,973
Banco Popolare	17,993	123,767
Brembo	539	27,876
Buzzi Unicem	630	10,889
Cementir Holding	2,477	12,385
†CIR-Compagnie Industriali Riunite	21,107	24,978
CNH Industrial	10,832	73,646
Credito Emiliano	2,363	16,173
†Credito Valtellinese	15,151	9,913
Danieli & C Officine Meccaniche	586	12,316
Datalogic	1,125	21,954
Davide Campari-Milano	5,091	50,892
De’ Longhi	2,087	47,496
DiaSorin	536	30,953
Ei Towers	263	14,658
Enel	15,348	68,077
Enel Green Power	90,357	194,325
Engineering	193	14,385
Eni	8,497	128,594
ERG	2,382	32,417
Esprinet	1,533	13,851
†Ferrari	2,515	104,456
†Fiat Chrysler Automobiles	25,152	203,205
FinecoBank Banca Fineco	3,229	27,190
†Finmeccanica	7,069	89,689
Hera	10,732	32,069
Industria Macchine Automatiche	275	16,131
Interpump Group	2,344	34,274
Intesa Sanpaolo	63,077	174,701
Iren	9,672	17,334
Italcementi	13,188	154,568
Italmobiliare	357	15,981
Luxottica Group	364	20,088
MARR	652	13,132
Mediaset	26,891	110,953
Mediobanca	4,541	32,708
Moncler	1,529	25,837
Parmalat	4,463	12,351
Piaggio & C	5,671	12,035
Prysmian	2,264	51,292

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Recordati	1,750	$43,809
Reply	121	17,927
†Saipem	248,216	99,449
Salini Impregilo	8,251	34,870
Salvatore Ferragamo	950	24,279
†Saras	10,625	17,059
Snam	8,671	54,316
Societa Cattolica di Assicurazioni	3,651	24,927
Societa Iniziative Autostradali e Servizi	2,301	23,565
†Telecom Italia	111,554	120,337
†Telecom Italia ADR	6,900	74,451
Terna Rete Elettrica Nazionale	6,724	38,371
Tod’s	186	13,249
UniCredit	52,790	190,421
Unipol Gruppo Finanziario	10,854	43,919
UnipolSai	28,745	66,530
Vittoria Assicurazioni	1,077	10,466
†Yoox Net-A-Porter Group	960	29,462

		3,730,057

Japan–22.25%
77 Bank	4,000	14,145
ABC-Mart	100	6,406
Accordia Golf	900	8,453
Adastria	600	18,206
ADEKA	3,000	43,796
Aderans	1,000	5,980
Aeon	6,700	96,799
AEON Financial Service	700	16,520
Aeon Hokkaido	2,300	10,872
Aeon Mall	1,200	17,774
Ahresty	1,900	12,358
Ai Holdings	400	11,604
Aica Kogyo	800	16,804
Aichi Bank	500	20,947
Aichi Steel	7,000	27,429
Aida Engineering	2,700	23,463
Ain Pharmaciez	400	20,507
Air Water	4,000	59,212
Airport Facilities	2,000	9,045
Aisan Industry	2,000	15,745
Aisin Seiki	7,300	275,019
Ajinomoto	1,000	22,564
†Akebono Brake Industry	7,100	17,033
Alinco	1,600	14,302
Alpine Electronics	2,200	24,650
Alps Electric	3,300	57,529
Amada Holdings	1,000	9,756
Amano	2,700	42,631
Amiyaki Tei	300	12,022
Amuse	600	12,390

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
ANA Holdings	10,000	$28,175
Anritsu	2,600	14,300
AOKI Holdings	1,100	13,292
Aoyama Trading	1,700	65,329
Arakawa Chemical Industries	1,000	8,628
Arata	300	6,589
Arcland Sakamoto	1,600	16,946
Arcs	700	15,680
Arisawa Manufacturing	1,300	6,642
Asahi Diamond Industrial	1,100	9,862
Asahi Glass	10,000	54,734
Asahi Group Holdings	1,400	43,625
Asahi Holdings	1,700	22,899
Asahi Intecc	1,400	65,556
Asahi Kasei	19,000	128,456
ASAHI YUKIZAI	7,000	12,750
Asante	800	11,238
Ashikaga Holdings	4,400	12,589
†Asia Growth Capital	11,000	8,796
Asia Pile Holdings	1,700	6,163
Asics	2,200	39,193
ASKA Pharmaceutical	300	3,711
ASKUL	400	16,278
Astellas Pharma	3,700	49,199
Atom	1,800	10,556
Avex Group Holdings	1,000	13,035
Awa Bank	2,000	9,685
Axial Retailing	700	23,044
Azbil	1,200	30,718
Bandai Namco Holdings	1,300	28,346
Bando Chemical Industries	3,000	13,568
Bank of Kochi	9,000	9,276
Bank of Kyoto	5,000	32,609
Bank of Nagoya	8,000	26,301
Bank of Okinawa	400	13,133
Bank of Saga	7,000	13,186
Belc	400	15,105
Benefit One	900	20,304
Benesse Holdings	700	20,152
Bic Camera	2,200	19,978
Biofermin Pharmaceutical	600	20,045
BML	500	19,370
Bridgestone	2,700	100,880
Brother Industries	11,500	132,223
Bunka Shutter	2,900	23,835
C Uyemura	300	12,742
Calbee	600	23,830
Calsonic Kansei	4,000	29,748
Can Do	800	10,989
Canon	1,000	29,810
Canon Marketing Japan	900	15,722
Casio Computer	2,000	40,357

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Central Glass	9,000	$48,860
Central Japan Railway	300	53,059
Central Sports	600	12,240
Century Tokyo Leasing	1,000	37,096
Chiba Bank	5,000	24,923
Chiba Kogyo Bank	3,800	17,186
Chiyoda Integre	500	11,111
Chubu Electric Power	2,700	37,701
Chubu Shiryo	900	6,701
Chudenko	500	9,992
Chugai Ro	3,000	5,251
Chugoku Bank	6,300	65,606
Chugoku Electric Power	1,200	16,207
Chukyo Bank	7,000	12,066
Citizen Holdings	5,600	31,746
CKD	2,700	22,287
Clarion	6,000	18,659
Cleanup	2,000	13,701
CMIC Holdings	800	10,094
Coca-Cola East Japan	500	8,299
Coca-Cola West Class C	3,100	76,739
Cocokara fine	300	13,035
COLOPL	600	12,811
Colowide	1,200	18,147
COMSYS Holdings	2,100	32,430
=Concordia Financial Group	24,869	113,026
COOKPAD	900	14,418
Cosmo Energy Holdings	1,200	12,720
Cosmos Pharmaceutical	100	16,624
Create SD Holdings	400	10,058
Credit Saison	1,200	20,888
CTI Engineering	400	3,426
CyberAgent	600	27,882
Dai Nippon Printing	2,000	17,771
Dai Nippon Toryo	10,000	17,326
Daicel	5,400	73,794
Dai-Dan	2,000	13,221
Daido Metal	1,300	10,049
Daido Steel	7,000	24,257
Daifuku	1,500	25,283
Daihatsu Diesel Manufacturing	2,400	14,181
Daihatsu Motor	8,400	118,374
Daihen	4,000	18,197
Daiho	2,000	8,708
Daiichi Jitsugyo	3,000	13,141
Dai-ichi Life Insurance	3,600	43,583
Daiichi Sankyo	1,100	24,459
Dai-ichi Seiko Class C	300	3,319
Daiichikosho	500	21,769
Daiken	4,000	11,160
Daikin Industries	800	59,795
Daikyo	7,000	11,133

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Dainichiseika Color & Chemicals Manufacturing	3,000	$11,995
Daio Paper	4,000	33,729
Daisan Bank	14,000	18,659
Daiseki	500	8,183
Daishi Bank	4,000	13,755
Daito Pharmaceutical	600	16,074
Daito Trust Construction	400	56,795
Daiwa House Industry	2,200	61,888
Daiwa Securities Group	16,000	98,421
Daiwabo Holdings	4,000	7,464
DCM Holdings	100	722
DeNA	1,200	20,674
Denka	12,000	49,367
Denso	4,200	168,828
Denyo	900	9,268
Descente	1,100	16,205
DIC	24,000	57,364
Digital Garage	600	10,934
Disco	300	25,430
DMG Mori	2,800	25,750
Don Quijote Holdings	600	20,845
Dowa Holdings	7,000	38,998
DTS	1,100	21,043
Eagle Industry	1,000	13,177
Earth Chemical	300	12,128
East Japan Railway	700	60,412
Ebara	12,000	50,113
EDION	2,000	15,176
Ehime Bank	7,000	14,492
Eisai	900	54,138
Elecom	1,300	22,917
Electric Power Development	600	18,739
Elematec	100	1,815
Endo Lighting	1,600	14,558
Enplas	800	29,641
Excel	1,000	12,466
Exedy	700	15,475
FamilyMart	500	25,990
FANUC	400	62,144
Fast Retailing	100	32,005
FCC	700	11,830
FIDEA Holdings	7,000	11,009
Fields	800	13,356
Financial Products Group	1,500	18,086
Foster Electric	700	14,766
FP	700	29,948
Fudo Tetra	4,900	5,486
Fuji Ehime	600	12,352
Fuji Electric	15,000	51,846
Fuji Heavy Industries	1,700	60,043
Fuji Kyuko	2,000	27,491

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Media Holdings	2,300	$25,259
Fuji Oil	4,500	12,395
Fuji Oil Holdings	1,200	21,634
Fuji Seal International	300	10,636
Fuji Soft	300	6,544
Fujibo Holdings	3,000	5,971
FUJIFILM Holdings	1,100	43,503
Fujikura	24,000	113,021
Fujimi	900	11,995
Fujimori Kogyo	900	21,160
†Fujisash	13,300	10,754
Fujita Kanko	1,000	5,171
Fujitec	1,500	15,274
Fujitsu	14,000	51,823
Fujitsu Frontech	700	6,867
Fujitsu General	3,000	46,301
Fukuoka Financial Group	13,000	42,392
Fukushima Industries	700	16,252
Furukawa	8,000	11,800
Furukawa Electric	21,000	45,342
Fuso Chemical	1,200	17,700
Fuso Pharmaceutical Industries	6,000	13,861
Futaba	700	9,914
Futaba Industrial	1,700	6,782
Future Architect	2,000	15,585
Fuyo General Lease	600	25,616
G-7 Holdings	800	9,120
Gakken Holdings	6,000	13,488
Gecoss	900	8,197
Geo Holdings	1,000	16,624
Giken	800	14,529
Glory	1,200	40,784
GMO internet	1,300	17,361
GMO Payment Gateway	100	6,771
Gree	3,000	16,473
GS Yuasa	20,000	85,477
G-Tekt	1,000	11,427
Gulliver International	1,100	13,693
Gun-Ei Chemical Industry	4,000	10,627
GungHo Online Entertainment	9,800	27,603
Gunma Bank	14,000	57,844
Gunze	3,000	8,477
H2O Retailing	2,100	36,255
Hachijuni Bank	5,000	21,547
Hakuto	900	7,925
Hamakyorex	1,000	17,264
Hanwa	3,000	12,662
Happinet	1,100	9,989
Haseko	5,800	54,009
Hazama Ando	5,500	26,780
Heiwa	2,100	43,532
Heiwado	1,100	22,832

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hibiya Engineering	900	$12,603
Hikari Tsushin	300	22,844
HI-LEX	900	24,710
Hino Motors	2,300	24,871
Hioki EE	100	2,221
Hirose Electric	200	22,053
Hiroshima Bank	8,000	29,215
HIS	500	13,972
Hitachi	96,000	449,186
Hitachi ADR	1,000	46,880
Hitachi Capital	1,400	30,477
Hitachi Chemical	2,100	37,785
Hitachi Construction Machinery	2,500	39,717
Hitachi High-Technologies	300	8,450
Hitachi Kokusai Electric	2,000	24,044
Hitachi Metals	6,200	63,958
Hitachi Transport System	1,900	31,772
Hitachi Zosen	8,800	41,754
Hochiki	1,300	14,889
†Hokkaido Electric Power	3,100	25,975
Hokkoku Bank	1,000	2,630
Hokuetsu Industries	2,000	12,280
Hokuetsu Kishu Paper	3,200	19,079
Hokuhoku Financial Group	41,000	53,916
Hokuriku Electric Power	2,700	38,217
Hokuto	600	11,867
Honda Motor	5,700	156,295
Honda Motor ADR	4,400	120,296
Horiba	600	22,391
Hosokawa Micron	4,000	20,223
Hoya	1,200	45,646
Hyakujushi Bank	4,000	11,231
Ibiden	2,800	34,233
IBJ Leasing	900	15,978
Ichibanya	300	19,192
Ichiken	4,000	11,444
Ichinen Holdings	1,200	10,662
Idec	2,000	19,015
Idemitsu Kosan	3,800	67,832
Ihara Chemical Industry	1,000	12,919
IHI	51,000	107,850
Iida Group Holdings	1,000	19,503
Iino Kaiun Kaisha	5,000	19,859
Imasen Electric Industrial	600	5,225
Inaba Denki Sangyo	400	12,599
Inageya	600	7,544
Information Services International-Dentsu	900	18,057
Intage Holdings	1,000	12,839
Internet Initiative Japan	1,000	20,552
Inui Global Logistics	1,400	10,225
Iriso Electronics	400	19,832

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings	3,600	$42,063
†Ishihara Sangyo Kaisha	16,000	10,947
Isuzu Motors	11,100	114,605
IT Holdings	4,500	106,517
Ito En	800	25,270
ITOCHU	6,700	82,511
Itochu Enex	2,400	19,256
Itochu Techno-Solutions	300	5,662
Itochu-Shokuhin	300	11,262
Iwatani	5,000	29,055
Iyo Bank	2,600	17,026
Izumi	400	17,255
J Front Retailing	4,900	65,002
Jaccs	7,000	29,046
Jalux	300	5,782
Jamco	400	10,008
†Janome Sewing Machine	1,000	5,447
Japan Airlines	400	14,650
Japan Airport Terminal	500	17,771
Japan Aviation Electronics Industry	2,000	23,422
Japan Display	9,800	19,157
Japan Drilling	300	6,275
Japan Exchange Group	2,800	42,891
Japan Pulp & Paper	4,000	11,444
Japan Radio	3,000	7,970
Japan Securities Finance	4,300	17,270
Japan Steel Works	7,000	22,080
Japan Tobacco	3,100	129,184
Japan Wool Textile	3,000	20,259
JCU	300	9,863
Jeol	3,000	15,194
JFE Holdings	11,200	150,866
Jimoto Holdings	7,400	9,731
Jin	200	7,819
Joshin Denki	2,000	15,372
Joyo Bank	17,000	58,306
JSR	3,600	51,755
JTEKT	6,700	86,916
Juki	2,600	23,610
Juroku Bank	3,000	8,956
JVC Kenwood	4,200	10,860
JX Holdings	46,700	180,003
K&O Energy Group	900	11,116
kabu.com Securities	7,000	22,391
Kaga Electronics	1,200	15,226
Kakaku.com	2,700	50,140
Kaken Pharmaceutical	300	18,153
Kakiyasu Honten	700	11,762
Kamei	1,600	16,093
Kamigumi	1,000	9,410
Kanagawa Chuo Kotsu	2,000	11,924
Kanamoto	900	21,184

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kandenko	1,000	$7,135
Kaneka	6,000	51,393
Kanematsu	19,000	27,687
†Kansai Electric Power	3,000	26,568
Kansai Paint	1,000	16,065
Kansai Urban Banking	1,000	9,854
Kanto Denka Kogyo	2,000	14,217
Kao	2,500	133,347
Kasai Kogyo	1,400	14,480
Kato Sangyo	400	9,891
Kato Works	2,000	7,766
KAWADA TECHNOLOGIES	500	15,971
Kawai Musical Instruments Manufacturing	900	15,834
Kawasaki Heavy Industries	23,000	66,418
Kawasaki Kisen Kaisha	22,000	42,614
KDDI	3,700	98,824
Keihan Electric Railway	11,000	77,507
Keihin	1,000	14,936
Keikyu	5,000	43,982
Keio	5,000	43,894
Keisei Electric Railway	1,000	14,065
Keiyo	2,300	10,402
Keiyo Bank	1,000	3,616
Kewpie	1,700	38,548
Key Coffee	700	11,606
Keyence	100	54,547
Kinden	1,400	17,166
Kintetsu Group Holdings	7,000	28,362
Kintetsu World Express	1,000	13,292
Kinugawa Rubber Industrial	3,000	20,445
Kirin Holdings	3,600	50,476
Kitagawa Iron Works	6,000	11,036
Kita-Nippon Bank	400	10,165
Kito	700	5,231
Kiyo Bank	3,000	34,013
Koatsu Gas Kogyo	2,000	11,373
Kobe Steel	123,000	108,197
Kohnan Shoji	1,200	17,860
Koito Manufacturing	500	22,658
Kokusai	1,000	11,329
Kokuyo	1,500	17,553
Komatsu	4,800	81,717
Komehyo	600	8,221
Komeri	700	14,305
Komori	1,800	20,952
Konami Holdings	1,000	29,588
Konica Minolta	6,500	55,213
Konishi	1,200	14,970
Konoike Transport	600	7,021
Kose	200	19,459
Koshidaka Holdings	900	17,193

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kourakuen Holdings	500	$6,877
K’s Holdings	900	29,828
Kubota	2,500	34,131
Kubota ADR	300	20,505
Kumagai Gumi	11,000	27,953
Kurabo Industries	8,000	13,861
Kuraray	3,300	40,347
Kureha	7,000	22,267
Kurita Water Industries	900	20,528
Kuroda Electric	1,300	19,463
KYB	11,000	32,547
Kyocera	500	22,022
Kyocera ADR	473	20,888
Kyodo Printing	4,000	12,013
Kyoei Steel	1,000	15,034
Kyokuto Kaihatsu Kogyo	1,200	12,134
Kyokuto Securities	1,100	13,224
Kyokuyo	5,000	11,462
KYORIN Holdings	1,800	34,290
Kyoritsu Maintenance	200	17,255
Kyosan Electric Manufacturing	4,000	12,511
Kyudenko	1,000	23,804
†Kyushu Electric Power	1,800	17,129
Lasertec	1,200	16,911
Lawson	400	33,480
Leopalace21	5,400	32,627
Lintec	900	16,106
Lion	2,000	22,551
LIXIL Group	2,900	59,136
M3	1,200	30,196
Maeda	2,000	14,910
Maeda Kosen	900	9,148
Maeda Road Construction	1,000	16,491
Makino Milling Machine	2,000	12,244
Makita	500	31,010
Mandom	300	13,355
Marubeni	18,500	93,696
Marudai Food	4,000	15,532
Maruha Nichiro	1,700	31,706
Marui Group	700	10,032
Marusan Securities	1,100	10,360
Maruwa Aichi	500	12,195
Maruzen Showa Unyu	2,000	7,019
Matsuda Sangyo	1,000	10,396
Matsui Construction	1,800	11,995
Matsumotokiyoshi Holdings	400	20,934
Max	2,000	20,543
Mazda Motor	10,300	159,838
Medipal Holdings	700	11,084
Megachips	1,000	11,240
Megmilk Snow Brand	700	17,596
Meidensha	5,000	22,791

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
MEIJI Holdings	200	$16,082
Meisei Industrial	2,100	8,770
Meitec	600	20,978
Michinoku Bank	6,000	9,276
Micronics Japan	1,200	11,974
Mie Bank	6,000	10,662
Milbon	400	16,171
Minebea	6,000	46,808
Miraca Holdings	1,000	41,095
Mirait Holdings	3,500	27,864
Misawa Homes	1,400	9,267
MISUMI Group	2,600	37,217
Mitani	600	17,060
Mitsuba	2,400	37,084
Mitsubishi	11,700	198,145
Mitsubishi Chemical Holdings	25,300	132,069
Mitsubishi Electric	28,000	293,447
Mitsubishi Estate	3,000	55,724
Mitsubishi Gas Chemical	12,000	64,614
Mitsubishi Heavy Industries	32,000	118,879
Mitsubishi Logistics	1,000	13,133
Mitsubishi Materials	21,000	59,336
Mitsubishi Motors	21,200	158,795
Mitsubishi Nichiyu Forklift	3,300	13,488
†Mitsubishi Paper Mills	21,000	14,927
Mitsubishi Shokuhin	500	12,715
Mitsubishi Steel Manufacturing	6,000	9,703
Mitsubishi Tanabe Pharma	2,900	50,427
Mitsubishi UFJ Financial Group	125,300	580,603
Mitsubishi UFJ Financial Group ADR	35,500	162,945
Mitsubishi UFJ Lease & Finance	9,400	41,260
Mitsuboshi Belting	2,000	16,100
Mitsui	7,100	81,696
Mitsui Chemicals	42,000	139,944
Mitsui Engineering & Shipbuilding	46,000	68,666
Mitsui Fudosan	3,000	74,850
Mitsui Home	3,000	14,021
Mitsui Matsushima	14,000	14,554
Mitsui Mining & Smelting	14,000	22,391
Mitsui-Soko Holdings	5,000	13,328
Mitsumi Electric	4,800	22,306
Mizuho Financial Group	125,400	187,301
Mizuho Financial Group ADR	5,700	16,758
Mochida Pharmaceutical	500	37,141
Modec	900	13,187
Monogatari	100	5,038
MonotaRO	700	20,805
Morinaga	3,000	15,274
Morinaga Milk Industry	5,000	26,789
Morita Holdings	1,100	12,862
MS&AD Insurance Group Holdings	1,700	47,370
Murata Manufacturing	500	60,287

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Musashi Seimitsu Industry	800	$15,880
Musashino Bank	100	2,519
Nabtesco	2,000	44,889
Nachi-Fujikoshi	8,000	27,864
Nagano Bank	8,000	13,292
Nagase	4,700	51,658
Nagatanien Holdings	2,000	19,832
Nagoya Railroad	4,000	18,695
†Nakayama Steel Works	17,000	10,574
Nankai Electric Railway	6,000	32,574
NEC	36,000	90,524
NEC Capital Solutions	700	9,846
NEC Networks & System Integration	800	12,439
NET One Systems	4,000	21,609
Next	1,800	22,087
NGK Insulators	2,000	36,945
NGK Spark Plug	1,300	24,881
NH Foods	6,000	132,214
NHK Spring	5,300	50,718
Nichias	2,000	11,960
Nichiban	3,000	17,566
Nichiha	1,000	15,132
Nichi-iko Pharmaceutical	600	13,840
Nichirei	11,000	89,529
Nichireki	2,000	14,430
Nichirin	1,000	11,302
Nidec	300	20,528
Nidec ADR	1,000	17,150
Nifco	600	28,842
Nihon Dempa Kogyo	1,200	8,135
Nihon House Holdings	2,600	9,379
Nihon M&A Center	600	34,919
Nihon Nohyaku	2,400	12,176
Nihon Parkerizing	1,800	16,281
Nihon Unisys	3,000	39,744
Nikkiso	3,300	24,249
Nikkon Holdings	1,400	25,377
Nikon	3,100	47,432
Nintendo	300	42,650
Nippo	3,000	50,460
Nippon Beet Sugar Manufacturing	10,000	16,971
Nippon Carbide Industries	8,000	9,099
Nippon Carbon	4,000	8,530
Nippon Chemi-Con	6,000	8,423
Nippon Chemiphar	3,000	12,768
Nippon Coke & Engineering	18,200	13,099
Nippon Denko	4,300	6,877
Nippon Densetsu Kogyo	1,000	20,099
Nippon Electric Glass	16,000	81,887
Nippon Express	8,000	36,394
Nippon Flour Mills	2,000	16,438
Nippon Gas	500	11,289

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Hume	2,000	$10,360
Nippon Kayaku	3,000	30,335
Nippon Koei	4,000	12,617
Nippon Light Metal Holdings	22,200	36,492
Nippon Paper Industries	2,400	42,714
Nippon Pillar Packing	1,300	11,308
Nippon Road	3,000	13,941
†Nippon Sheet Glass	39,000	27,722
Nippon Shokubai	600	30,548
Nippon Soda	1,000	5,038
Nippon Steel & Sumikin Bussan	4,000	13,328
Nippon Steel & Sumitomo Metal	14,900	286,230
Nippon Suisan Kaisha	7,700	37,424
Nippon Synthetic Chemical Industry	3,000	19,006
Nippon Telegraph & Telephone	1,500	64,614
Nippon Valqua Industries	4,000	10,485
†Nippon Yakin Kogyo	5,800	6,751
Nippon Yusen	36,000	69,412
Nipro	3,700	35,144
Nishi-Nippon Railroad	4,000	26,087
Nishio Rent All	700	16,582
Nissan Chemical Industries	2,100	54,112
Nissan Motor	25,200	233,203
Nissei ASB Machine	400	7,897
Nissha Printing	1,200	17,572
Nisshin Fudosan	4,200	13,994
Nisshin Oillio Group	3,000	12,235
Nisshin Steel	6,000	69,999
Nisshinbo Holdings	3,300	35,039
Nissin	5,000	13,683
Nissin Kogyo	900	12,123
Nitori Holdings	400	36,643
Nittetsu Mining	3,000	11,196
†Nitto Boseki	4,000	12,902
Nitto Denko	1,400	77,834
Nitto Kogyo	1,100	17,534
Nittoc Construction	3,400	12,235
NOF	7,000	49,633
Nohmi Bosai	900	13,627
Nojima	1,000	10,911
NOK	3,400	58,064
Nomura Holdings	26,600	118,860
Nomura Holdings ADR	8,400	37,296
Nomura Real Estate Holdings	2,700	49,900
Noritake	7,000	15,798
North Pacific Bank	4,700	11,902
NS Solutions	400	7,851
NS United Kaiun Kaisha	7,000	9,454
NSD	900	13,307
NSK	12,500	114,399
NTN	12,000	38,278
NTT Data	1,200	60,243

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NTT DOCOMO	4,000	$90,719
NTT DOCOMO ADR	1,000	22,770
NTT Urban Development	1,900	18,587
NuFlare Technology	400	17,717
OAK Capital	3,800	6,044
Obara Group	900	32,267
Obayashi	3,100	30,574
Obayashi Road	2,000	13,221
Ogaki Kyoritsu Bank	4,000	12,084
Ohashi Technica	1,100	11,611
Ohsho Food Service	100	3,070
Oji Holdings	9,000	36,146
Okabe	1,500	10,716
Okasan Securities Group	4,000	20,898
Oki Electric Industry	37,000	52,272
Okinawa Cellular Telephone	800	22,355
Okinawa Electric Power	900	24,230
OKUMA	3,000	20,978
Okumura	2,000	10,574
Okuwa	2,000	17,860
Olympus	400	15,549
Omron	1,200	35,719
Onward Holdings	1,000	6,833
Open House	1,000	19,885
Optex	400	12,777
Oracle Japan	500	28,078
Organo	3,000	11,089
Osaka Gas	8,000	30,736
Osaka Soda	4,000	14,607
Osaka Steel	700	11,457
OSAKA Titanium Technologies	800	10,869
Osaki Electric	2,000	14,323
OSG	2,400	44,803
OSJB Holdings	3,400	7,824
Otsuka	300	15,834
Otsuka Holdings	600	21,794
Pacific Industrial	1,500	15,101
Pack	700	16,818
Pal	1,100	27,553
PALTAC	600	10,625
PanaHome	1,000	7,508
Panasonic	27,100	248,859
Panasonic ADR	4,000	35,840
Paramount Bed Holdings	600	21,938
Parco	1,200	10,161
Park24	600	16,793
Pasona Group	500	3,670
Penta-Ocean Construction	9,300	38,920
Pigeon	1,300	33,925
Pilot	400	15,247
Piolax	300	14,901
†Pioneer	9,100	24,095

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Plenus	1,000	$18,037
Press Kogyo	4,300	14,480
Pressance	500	19,148
Prima Meat Packers	5,000	12,662
Proto	700	8,614
Raito Kogyo	2,000	18,482
Rakuten	2,100	20,255
Relo Holdings	200	26,816
Rengo	11,000	55,516
Resona Holdings	12,700	45,318
Ricoh	13,800	140,520
Ricoh Leasing	800	23,777
Riken	3,000	9,809
Riken Technos	700	2,413
Riken Vitamin	500	17,837
Riso Kagaku	700	10,797
Rohm	800	33,693
Roland DG	400	7,812
Round One	5,000	28,211
Ryobi	3,000	11,835
Ryoden Trading	2,000	11,729
Ryohin Keikaku	100	21,147
Ryosan	700	17,490
Sac’s Bar Holdings	900	12,467
Saibu Gas	5,000	11,551
Sakata INX	1,200	13,072
Sala	100	554
SAMTY	900	9,180
Sanden Holdings	5,000	14,305
San-In Godo Bank	3,300	20,408
Sanken Electric	7,000	21,023
Sankyo	300	11,169
Sankyu	7,000	31,969
Sanoh Industrial	1,700	9,290
Sanshin Electronics	1,200	9,479
Santen Pharmaceutical	900	13,539
Sanwa Holdings	5,400	40,160
Sanyo Chemical Industries	1,000	7,046
Sanyo Denki	2,000	9,330
Sanyo Electric Railway	3,000	13,301
Sanyo Shokai	5,000	11,373
Sanyo Special Steel	3,000	13,701
Sanyo Trading	500	6,584
Sapporo Holdings	9,000	44,782
Sato Holdings	800	17,031
†Sawada Holdings	1,600	14,245
Sawai Pharmaceutical	300	18,792
Saxa Holdings	7,000	13,310
SBI Holdings	5,500	55,858
SBS Holdings	1,000	6,753
SCREEN Holdings	5,000	39,540
SCSK	300	11,729

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Seibu Holdings	600	$12,694
Seikagaku	1,300	19,579
Seikitokyu Kogyo	1,000	4,185
Seiko Epson	3,200	51,691
Seiko Holdings	6,000	23,777
Seino Holdings	600	6,467
Seiren	1,200	13,488
Sekisui Chemical	2,900	35,714
Sekisui House	3,100	52,321
Sekisui Plastics	5,000	15,150
Senko	5,000	30,477
Senshu Ikeda Holdings	2,900	10,436
Senshukai	1,500	9,596
Septeni Holdings	800	19,711
Seria	400	24,133
Seven & i Holdings	2,700	114,962
Seven Bank	3,500	14,927
Shibuya	600	7,043
Shiga Bank	3,000	12,635
Shikoku Chemicals	2,000	17,344
Shikoku Electric Power	1,800	24,134
Shima Seiki Manufacturing	1,200	20,003
Shimachu	400	9,550
Shimano	200	31,347
Shimizu Bank	400	8,370
Shindengen Electric Manufacturing	3,000	10,156
Shin-Etsu Chemical	2,000	103,496
Shinko Electric Industries	4,100	23,060
Shinko Plantech	1,300	9,899
Shinko Shoji	1,100	10,605
Shinmaywa Industries	3,000	21,271
Shinnihon	2,400	11,323
Shinsei Bank	10,000	13,061
Shinwa	400	5,427
Ship Healthcare Holdings	1,100	27,709
Shizuoka Bank	2,000	14,430
Shizuoka Gas	1,300	8,721
Showa	1,900	16,578
Showa Denko	37,000	38,136
Showa Sangyo	3,000	12,422
Siix	600	18,366
Sinfonia Technology	6,000	8,157
SKY Perfect JSAT Holdings	8,900	51,797
SMC	100	23,226
SMK	2,000	10,271
Sodick	2,000	14,963
SoftBank Group	4,000	190,715
Sogo Medical	400	13,577
Sojitz	48,600	99,752
Sompo Japan Nipponkoa Holdings	1,200	33,992
Sony	10,700	275,046
Sony Financial Holdings	800	10,222

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sotetsu Holdings	5,000	$30,654
Sparx Group	5,300	10,737
Square Enix Holdings	800	21,609
St Marc Holdings	900	24,830
Stanley Electric	400	9,045
Star Micronics	1,000	11,213
Start Today	700	28,238
Starts	1,200	26,699
Starzen	400	11,178
Studio Alice	300	6,557
Sumco	6,200	39,003
Sumida	1,300	8,513
Suminoe Textile	5,000	14,528
Sumitomo	4,700	46,710
Sumitomo Bakelite	1,000	3,918
Sumitomo Chemical	49,000	221,609
Sumitomo Dainippon Pharma	1,000	11,515
Sumitomo Densetsu	900	11,651
Sumitomo Electric Industries	18,800	228,684
Sumitomo Forestry	2,700	31,020
Sumitomo Heavy Industries	14,000	57,844
Sumitomo Metal Mining	6,000	59,576
Sumitomo Mitsui Construction	36,500	32,756
Sumitomo Mitsui Financial Group	7,900	239,502
Sumitomo Mitsui Trust Holdings	13,000	38,072
Sumitomo Osaka Cement	13,000	51,055
Sumitomo Realty & Development	1,000	29,268
Sumitomo Riko	1,300	11,331
Sumitomo Rubber Industries	5,000	77,258
Sumitomo Seika Chemicals	2,000	9,880
Sumitomo Warehouse	5,000	25,456
Sun Frontier Fudousan	1,300	13,122
Sundrug	200	14,963
Suntory Beverage & Food	600	27,029
Suruga Bank	1,300	22,848
Suzuken Aichi	600	20,392
Suzuki Motor	1,500	40,131
†SWCC Showa Holdings	16,000	8,956
Sysmex	900	56,297
T Hasegawa	800	12,120
T RAD	8,000	12,866
T&D Holdings	3,900	36,368
T&K Toka	1,200	10,151
Tabuchi Electric	1,600	7,492
Tachibana Eletech	1,300	13,607
Tadano	3,000	27,856
Taiheiyo Cement	34,000	78,244
Taiho Kogyo	900	9,300
Taiko Bank	6,000	11,196
Taiyo Holdings	300	10,156
Taiyo Nippon Sanso	5,600	53,141
Taiyo Yuden	4,500	43,902

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Takara Leben	1,900	$11,243
Takasago International	600	13,403
Takashimaya	4,000	33,444
†Takata	1,700	6,616
Takeda Pharmaceutical	2,800	127,778
Takeei	900	7,693
Takeuchi Manufacturing	1,800	25,974
Takiron	4,000	19,832
Takuma	1,000	8,948
Tamron	700	11,475
Tamura	4,000	10,627
Tatsuta Electric Wire & Cable	3,600	11,387
TDK	1,700	94,407
TDK ADR	200	11,130
Teijin	30,000	104,492
Temp Holdings	1,500	21,751
Terumo	500	17,926
THK	2,300	42,426
Toa Hyogo	1,000	9,516
TOA ROAD	3,000	9,996
Toa Tokyo	6,000	14,181
Toagosei	2,600	21,646
Tobu Railway	9,000	44,862
Tocalo	600	10,790
Tochigi Bank	4,000	15,212
Toda	4,000	19,334
Toei	1,000	8,903
Toenec	3,000	18,499
Toho	300	6,547
Toho Bank	4,000	12,830
Toho Gas	4,000	28,398
Toho Holdings	1,000	21,396
Toho Titanium	1,700	12,250
Toho Zinc	5,000	12,662
Tohoku Electric Power	1,900	24,513
Tokai Gifu	500	14,639
TOKAI Holdings	2,800	14,579
Tokai Rika	2,700	50,812
Tokai Tokyo Financial Holdings	4,600	25,218
Token	300	24,524
Tokio Marine Holdings	2,700	91,164
Tokushu Tokai Paper	4,000	12,937
†Tokuyama	13,000	20,099
Tokyo Dome	4,000	18,126
†Tokyo Electric Power	6,000	33,000
Tokyo Electron	600	39,110
Tokyo Gas	10,000	46,621
Tokyo Keiki	5,000	7,242
Tokyo Rope Manufacturing	6,000	8,690
Tokyo Steel Manufacturing	1,600	9,525
Tokyo Tatemono	5,800	72,252
Tokyu	5,000	41,894

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyu Construction	1,900	$15,532
Tokyu Fudosan Holdings	10,900	73,994
TOMONY Holdings	2,900	8,581
Tomy	3,600	26,293
Tonami Holdings	5,000	13,061
Topcon	2,600	34,283
Toppan Printing	3,000	25,163
Topre	1,600	29,812
Topy Industries	5,000	9,863
Toray Industries	5,000	42,614
Toridoll	400	8,075
Torii Pharmaceutical	600	13,797
Torishima Pump Manufacturing	200	1,781
†Toshiba	28,000	54,485
Toshiba Machine	6,000	18,446
Toshiba TEC	8,000	31,419
Tosoh	22,000	92,461
Totetsu Kogyo	700	21,520
TOTO	700	21,831
Tottori Bank	6,000	9,010
Towa Bank	13,000	10,049
Towa Pharmaceutical	300	12,302
Toyo Construction	5,200	22,686
Toyo Ink SC Holdings	2,000	8,015
Toyo Kohan	2,600	7,808
Toyo Seikan Group Holdings	300	5,619
Toyo Tire & Rubber	2,400	35,826
Toyobo	27,000	40,544
Toyoda Gosei	3,800	73,336
Toyota Boshoku	3,200	52,146
Toyota Motor	13,300	703,377
Toyota Motor ADR	1,489	158,310
Toyota Tsusho	7,600	171,725
TPR	800	20,998
Trend Micro	400	14,643
Trusco Nakayama	500	19,859
TS Tech	1,300	30,425
Tsubakimoto Chain	6,000	37,158
Tsukishima Kikai	1,500	12,862
Tsukuba Bank	3,300	8,826
Tsukui	1,400	18,311
Tsumura	900	21,607
Tsuruha Holdings	200	19,672
Tsurumi Manufacturing	800	11,444
Tv Tokyo Holdings	1,000	18,242
UACJ	10,000	20,259
Ube Industries	49,000	86,641
Ulvac	1,600	52,388
Unicharm	500	10,880
Union Tool	300	7,885
Unipres	1,800	31,363
United Arrows	300	12,408

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
United Super Markets Holdings	1,800	$17,113
†Unitika	25,000	11,995
Unizo Holdings	300	12,915
USS	1,100	17,573
Valor Holdings	1,100	27,748
VT Holdings	2,100	12,614
Wacoal Holdings	2,000	23,866
Wacom	2,500	10,596
Warabeya Nichiyo	500	11,013
Welcia Holdings	400	23,031
West Holdings	300	1,853
West Japan Railway	400	24,698
Yahagi Construction	1,500	10,529
Yahoo Japan	9,000	38,305
YAMABIKO	1,600	11,132
Yamada Denki	3,800	17,963
Yamagata Bank	6,000	22,764
Yamaguchi Financial Group	3,000	27,269
Yamaha	800	24,097
Yamaha Motor	2,300	38,257
Yamaichi Electronics	1,500	7,810
Yamatane	9,000	12,395
Yamato Holdings	900	17,969
Yamato Kogyo	800	17,366
Yamazaki Baking	1,000	21,067
Yamazen	2,400	18,233
Yaoko	200	8,841
Yaskawa Electric	5,000	57,710
Yellow Hat	1,000	20,108
Yodogawa Steel Works	1,000	21,227
Yokogawa Electric	3,000	31,001
Yokohama Rubber	3,200	52,630
Yondoshi Holdings	500	12,351
Yorozu	1,000	20,969
Yurtec	1,000	8,352
Yusen Logistics	900	10,468
Yushiro Chemical Industry	1,000	11,693
Zensho Holdings	1,500	17,966
Zeon	4,000	25,874

		30,104,659

Netherlands–2.71%
Aalberts Industries	2,757	95,653
Accell Group	598	12,728
Aegon	12,578	69,187
Aegon New York Shares	1,600	8,800
Akzo Nobel	3,844	262,008
AMG Advanced Metallurgical Group	1,768	18,577
Amsterdam Commodities	644	17,353
APERAM	991	37,844
Arcadis	2,678	49,945
ArcelorMittal	5,912	26,741

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
ArcelorMittal New York Shares	21,085	$96,569
ASM International	1,062	47,571
ASML Holding	433	43,989
BE Semiconductor Industries	2,089	57,264
BinckBank	1,430	10,658
Boskalis Westminster	2,172	85,379
Brunel International	605	12,739
Corbion	2,379	56,496
Delta Lloyd	2,954	13,728
†Fugro CVA	1,527	29,322
Gemalto	3,050	225,485
Heineken	813	73,685
ING Groep ADR	6,300	75,159
ING Groep CVA	10,523	127,285
Kendrion	498	12,269
Koninklijke Ahold	9,591	215,762
†Koninklijke BAM Groep	16,316	77,290
Koninklijke DSM	3,657	201,136
Koninklijke KPN	103,811	435,060
Koninklijke Philips	3,156	89,906
Koninklijke Vopak	1,961	97,658
Nederland Apparatenfabriek	289	10,684
NN Group	1,592	52,091
†PostNL	8,162	33,249
Randstad Holding	2,595	143,833
RELX	3,294	57,517
RELX ADR	1,230	21,562
SBM Offshore	4,383	55,759
Sligro Food Group	739	28,948
TKH Group CVA	1,018	43,590
†TomTom	9,122	89,060
Unilever CVA	2,188	98,058
Unilever New York Shares	2,400	107,232
USG People	4,653	92,021
Van Lanschot CVA	475	10,043
Wolters Kluwer	3,500	139,711

		3,666,604

New Zealand–0.58%
Air New Zealand	17,408	34,413
Auckland International Airport	16,594	73,751
Chorus	8,416	23,327
†Diligent	3,429	16,662
EBOS Group	4,086	48,577
Fisher & Paykel Healthcare	6,224	42,160
Fletcher Building	14,790	80,658
Freightways	3,723	16,341
Genesis Energy	17,212	24,389
Infratil	4,776	10,828
Mainfreight	2,869	31,451
Metlifecare	6,446	23,391
Mighty River Power	1,948	3,932

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
New Zealand Refining	7,205	$15,438
Nuplex Industries	9,706	34,886
Port of Tauranga	1,598	20,268
Ryman Healthcare	3,198	18,457
SKY Network Television	9,600	33,045
SKYCITY Entertainment Group	15,957	55,258
Spark New Zealand	32,968	83,174
Summerset Group Holdings	11,663	35,712
Trade Me Group	12,535	38,209
Vector	5,268	11,943
Warehouse Group	6,110	12,247

		788,517

Norway–0.84%
ABG Sundal Collier Holding	15,637	11,868
AF Gruppen	854	13,623
Aker Class A	1,440	26,887
Atea	2,405	22,961
Austevoll Seafood	4,213	34,622
Bakkafrost	490	18,979
Borregaard	2,612	17,519
#BW LPG 144A	3,677	22,352
BW Offshore	9,985	1,569
†Det Norske Oljeselskap	5,231	39,194
DNB	5,458	64,542
Ekornes	768	8,516
†Fred Olsen Energy	1,724	5,834
Frontline	1,101	9,314
†Kongsberg Automotive	21,255	18,494
Kongsberg Gruppen	716	11,768
Leroy Seafood Group	319	15,074
Marine Harvest	1,456	22,435
†Nordic Semiconductor	2,947	16,411
Norsk Hydro	14,897	61,336
†Norwegian Air Shuttle	259	9,750
Ocean Yield	2,180	14,622
Opera Software	2,227	17,736
Petroleum Geo-Services	7,553	21,122
Prosafe	14,619	8,622
†REC Silicon	113,969	19,282
Salmar	1,165	28,580
Seadrill	13,905	45,887
†Seadrill	2,073	6,717
SpareBank 1 SR-Bank	2,441	11,977
Statoil	10,312	162,381
Statoil ADR	3,900	60,684
Stolt-Nielsen	777	8,756
†Storebrand	6,062	23,685
†Subsea 7	1,812	13,719
Telenor	3,119	50,471
TGS Nopec Geophysical	5,590	85,322
Tomra Systems	1,480	15,427

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Veidekke	2,004	$27,246
Yara International	1,484	55,847

		1,131,131

Portugal–0.32%
Altri	3,521	15,365
†Banco BPI	4,680	6,678
†Banco Comercial Portugues Class R	1,624,565	65,995
CTT-Correios de Portugal	1,773	16,685
EDP - Energias de Portugal	11,203	39,850
EDP Renovaveis	5,921	45,209
Galp Energia	4,349	54,683
Jeronimo Martins	2,133	34,902
NOS	6,275	41,842
Portucel	20,963	76,332
REN - Redes Energeticas Nacionais	3,862	12,665
Sonae	17,375	20,937

		431,143

Singapore–1.25%
†Biosensors International Group	50,600	30,972
Boustead Singapore	12,700	8,245
Bukit Sembawang Estates	7,100	22,704
China Merchants Holdings Pacific	18,900	11,498
Chip Eng Seng	1,600	843
City Developments	2,100	12,729
ComfortDelGro	8,800	19,064
CSE Global	25,500	8,703
CWT	7,500	10,906
Dairy Farm International Holdings	3,100	18,724
DBS Group Holdings	11,100	126,659
Ezion Holdings	34,300	14,505
First Resources	15,000	22,480
Frasers Centrepoint	17,500	21,163
GL	20,900	13,568
Global Logistic Properties	23,000	32,849
†GMG Global	29,800	13,266
Golden Agri-Resources	109,800	33,400
Great Eastern Holdings	700	11,680
Hong Fok	18,000	10,417
Hongkong Land Holdings	2,000	11,980
Hutchison Port Holdings Trust	183,000	91,500
Hyflux	16,000	7,122
Indofood Agri Resources	26,500	11,895
Jardine Cycle & Carriage	588	17,463
Keppel	32,300	139,711
Mandarin Oriental International	4,700	6,392
†Neptune Orient Lines	44,400	41,836
†Noble Group	130,500	42,601
Olam International	18,500	23,608
OSIM International	12,100	12,299
OUE	6,300	7,876

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Oversea-Chinese Banking	26,088	$171,101
Petra Foods	3,900	8,102
QAF	12,400	9,476
Religare Health Trust	23,800	17,305
Riverstone Holdings	20,800	14,815
SATS	6,900	20,221
Sembcorp Industries	27,600	61,841
Sembcorp Marine	23,300	28,523
†SIIC Environment Holdings	19,160	9,737
Sinarmas Land	50,600	18,395
Singapore Airlines	13,200	111,840
Singapore Exchange	5,000	29,491
Singapore Post	23,800	28,870
Singapore Technologies Engineering	4,100	9,825
Singapore Telecommunications	27,900	79,073
SMRT	24,300	27,223
StarHub	6,600	16,404
Super Group	38,000	27,911
United Engineers	7,900	13,715
United Industrial	4,400	9,598
United Overseas Bank	6,500	91,000
UOB-Kay Hian Holdings	6,400	6,648
UOL Group	2,500	11,129
Venture	1,100	6,823

		1,687,724

Spain–2.60%
Acciona	670	51,827
Acerinox	3,101	35,921
ACS Actividades de Construccion y Servicios	1,734	51,676
Almirall	1,948	32,740
Amadeus IT Holding	2,372	101,729
Applus Services	2,284	20,272
Atresmedia de Medios de Comunicacion	2,420	26,518
Banco Bilbao Vizcaya Argentaria	83,014	551,845
Banco Bilbao Vizcaya Argentaria ADR	5,540	36,121
Banco de Sabadell	76,638	137,960
Banco Popular Espanol	65,264	169,841
Banco Santander ADR	26,050	113,578
Bankia	25,490	24,074
Bankinter	7,238	51,146
Bolsas y Mercados Espanoles SHMSF	1,398	45,099
CaixaBank	8,705	25,724
CIE Automotive	1,021	18,414
Construcciones y Auxiliar de Ferrocarriles	40	12,767
Distribuidora Internacional de Alimentacion	10,903	56,648
Ebro Foods	631	13,775
Enagas	3,734	112,235

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Endesa	2,284	$43,845
Faes Farma	5,055	15,933
†Fomento de Construcciones y Contratas	3,576	30,852
Gamesa Tecnologica	4,510	89,116
Gas Natural SDG	8,813	178,203
Grifols	1,754	39,059
Grupo Catalana Occidente	665	18,880
Iberdrola	85,750	571,887
Industria de Diseno Textil	2,536	85,316
†Inmobiliaria Colonial	35,981	26,654
†Liberbank	7,747	9,609
Mapfre	23,231	50,199
Mediaset Espana Comunicacion	2,548	29,298
Miquel y Costas & Miquel	308	13,493
Obrascon Huarte Lain	5,166	32,972
Papeles y Cartones de Europa	2,327	14,815
†Promotora de Informaciones Class A	2,956	19,509
Prosegur Cia de Seguridad	5,213	29,363
Red Electrica	665	57,736
Repsol	10,180	114,910
Sacyr	8,173	15,782
Tecnicas Reunidas	621	17,472
Telefonica ADR	19,100	212,583
Tubacex	2,817	6,635
Vidrala	512	30,150
Viscofan	686	41,099
Zardoya Otis	3,369	39,218

		3,524,498

Sweden–3.06%
AAK	547	43,459
†AddLife	207	2,754
AddTech Class B	828	11,423
AF	1,091	20,024
Alfa Laval	3,498	57,264
Assa Abloy Class B	2,405	47,459
Atlas Copco Class A	1,827	45,977
Atlas Copco Class B	1,068	25,180
Avanza Bank Holding	406	18,104
Axfood	915	16,906
B&B Tools Class B	1,030	18,968
Beijer Alma Class B	1,082	28,855
Beijer Ref	567	14,737
Betsson	1,775	27,549
Bilia Class A	2,716	60,889
BillerudKorsnas	6,702	109,550
BioGaia Class B	302	8,035
Boliden	5,797	92,758
Byggmax Group	1,674	15,362
Castellum	1,365	21,707
Clas Ohlson Class B	1,203	22,969

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
†Cloetta Class B	4,816	$15,305
Com Hem Holding Loan	3,686	33,985
Concentric	2,269	25,713
Dios Fastigheter	1,538	11,320
Duni	1,284	21,312
Electrolux Class B	2,047	53,859
Elekta Class B	7,582	56,644
Fabege	2,224	37,559
†Fastighets Balder Class B	915	23,218
†Fingerprint Cards Class B	1,080	62,805
Getinge Class B	918	21,157
Gunnebo	3,239	17,276
Haldex	1,307	11,511
Hemfosa Fastigheter	527	5,794
Hennes & Mauritz Class B	2,119	70,657
Hexagon Class B	652	25,379
Hexpol	6,700	74,483
HIQ International	2,708	16,678
Holmen Class B	817	26,749
Hufvudstaden Class A	1,839	29,154
Husqvarna Class A	1,725	12,653
Husqvarna Class B	10,966	80,169
ICA Gruppen	727	24,053
Indutrade	301	18,472
†Infant Bacterial Therapeutics	30	384
Intrum Justitia	978	34,502
ITAB Shop Concept Class B	500	15,705
JM	2,030	52,661
KappAhl	3,150	12,533
KNOW IT	1,633	13,276
Kungsleden	1,503	10,645
Lagercrantz Group Class B	1,482	14,148
Lindab International	940	7,509
Loomis Class B	2,058	58,179
†Lundin Petroleum	950	16,090
Meda Class A	5,545	103,206
†Medivir Class B	1,410	9,813
Mekonomen	1,414	35,009
Millicom International Cellular SDR	1,381	75,478
Mycronic	2,215	19,986
NCC Class B	1,495	54,454
NetEnt Class B	508	28,684
Nibe Industrier Class B	801	27,459
Nobia	3,968	41,497
Nolato Class B	1,916	53,693
Nordea Bank	7,523	72,281
†Oriflame Holding	868	17,268
Peab	5,237	46,285
Proact IT Group	780	12,106
Ratos Class B	5,331	34,180
Rezidor Hotel Group	5,074	24,000
Saab Class B	327	11,214

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Sagax Class B	1,345	$11,225
Sandvik	9,776	101,153
†SAS	6,329	18,009
Securitas Class B	2,390	39,597
Skandinaviska Enskilda Banken Class A	3,833	36,615
Skanska Class B	895	20,428
SKF Class B	3,748	67,682
SkiStar	1,095	15,714
†SSAB Class A	2,938	10,589
†SSAB Class B	6,477	19,451
†SSAB Class B	4,206	12,606
Svenska Cellulosa Class A	508	15,888
Svenska Cellulosa Class B	11,405	356,413
Svenska Handelsbanken Class A	3,709	47,195
Sweco Class B	1,012	16,629
Swedbank Class A	2,679	57,717
Swedish Match	1,220	41,417
Tele2 Class B	8,239	76,420
Telefonaktiebolaget LM Ericsson Class B	14,961	149,827
TeliaSonera	27,462	142,650
Trelleborg Class B	8,016	158,577
Unibet Group SDR	7,464	84,724
†Victoria Park Class B	9,142	19,707
Volvo Class A	4,893	53,883
Volvo Class B	12,462	136,774
Wallenstam Class B	1,601	13,844
Wihlborgs Fastigheter	1,310	27,819

		4,140,632

Switzerland–6.98%
†ABB	30,045	585,558
ABB ADR	5,300	102,926
†Actelion	511	76,367
Adecco	2,784	181,392
Allreal Holding	160	23,163
Alpiq Holding	280	19,102
ams	2,708	92,797
APG SGA	29	12,094
†Aryzta	2,969	122,984
Ascom Holding	1,103	20,705
Autoneum Holding	103	26,458
Baloise Holding	693	88,071
Bank Coop Class B	246	10,924
Banque Cantonale Vaudoise	45	31,356
†Barry Callebaut	62	67,381
Belimo Holding Class R	16	43,380
Bell	3	11,934
Berner Kantonalbank	62	12,444
BKW	430	18,067
Bobst Group	566	33,964

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Bossard Holding Class A	279	$29,393
Bucher Industries	164	39,859
Burckhardt Compression Holding	82	28,121
Burkhalter Holding	128	17,013
Calida Holding	290	10,450
Cembra Money Bank	579	40,465
Chocoladefabriken Lindt & Spruengli Class R	1	74,869
Cie Financiere Richemont	4,278	282,738
Clariant	7,351	133,022
Coltene Holding	149	10,072
†Cosmo Pharmaceuticals	66	10,495
†Credit Suisse Group	5,285	74,805
Credit Suisse Group ADR	583	8,238
Daetwyler Holding Class B	454	67,660
DKSH Holding	919	62,840
dorma+kaba Holding Class B	62	39,622
†Dufry	303	37,278
Emmi	84	45,907
EMS-Chemie Holding	85	44,067
Feintool International Holding	85	7,863
Flughafen Zuerich	239	214,008
Forbo Holding	24	29,078
Galenica	70	105,268
GAM Holding	1,968	28,449
Gategroup Holding	795	35,552
Geberit	234	87,438
Georg Fischer	126	101,817
Givaudan	48	94,148
Gurit Holding Class B	24	14,976
Helvetia Holding	152	86,943
HOCHDORF Holding	95	18,594
Huber + Suhner	70	3,640
Implenia	363	22,764
Inficon Holding	61	20,142
Interroll Holding Class R	40	35,193
†Julius Baer Group	1,711	73,490
Kardex	391	32,206
Komax Holding Class R	72	16,339
Kudelski Class B	924	15,760
Kuehne + Nagel International	221	31,419
Kuoni Reisen Holding	236	88,541
†LafargeHolcim	2,869	134,954
LEM Holding	12	10,171
Liechtensteinische Landesbank Class B	592	23,642
Logitech International Class R	4,700	74,786
Logitech International Class R	2,260	35,957
†Lonza Group	2,528	427,753
Luzerner Kantonalbank	122	50,307
Mobilezone Holding	775	11,687
†Mobimo Holding	133	32,408

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Nestle	15,612	$1,166,577
Novartis	2,407	174,477
Novartis ADR	161	11,663
OC Oerlikon	4,995	51,532
†Orior	228	14,820
Panalpina Welttransport Holding	333	37,194
Partners Group Holding	200	80,391
Phoenix Mecano Class B	34	15,160
PSP Swiss Property	376	36,171
Rieter Holding	85	18,352
Roche Holding	1,655	407,403
Roche Holding Class B	103	25,869
Romande Energie Holding	5	4,966
Schindler Holding	107	19,596
Schweiter Technologies Class B	42	38,744
SGS	34	71,851
Siegfried Holding	157	28,949
Sika Bearer Shares	45	178,119
Sonova Holding	924	118,004
Straumann Holding Class R	160	55,161
Sulzer	1,096	108,853
Swatch Group	342	118,476
Swatch Group Bearer Shares	552	37,171
†Swiss Life Holding	601	159,821
Swiss Re	2,475	228,826
Swisscom	223	121,177
Syngenta	2,057	855,702
Tamedia	131	22,616
†Temenos Group	1,071	58,587
†U-Blox	95	18,258
UBS Group	15,865	254,157
UBS Group	5,789	93,257
Valiant Holding	414	44,089
Valora Holding	68	16,973
Vaudoise Assurances Holding	22	11,920
Vontobel Holding Class R	572	24,776
VP Bank	13	1,234
VZ Holding	61	16,114
Zuger Kantonalbank Class B	3	15,522
†Zurich Insurance Group	367	85,228

		9,451,030

United Kingdom–18.01%
888 Holdings	9,831	29,969
A.G.Barr	1,857	14,136
AA	3,379	12,851
Aberdeen Asset Management	17,127	68,237
Acal	3,315	11,582
Admiral Group	2,633	74,990
Aggreko	7,474	115,611
Amec Foster Wheeler	7,097	45,869
Anglo American	26,198	207,738

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Antofagasta	10,457	$70,499
Arrow Global Group	5,259	18,902
Ashmore Group	5,839	24,119
Ashtead Group	10,501	130,309
Associated British Foods	432	20,779
AstraZeneca ADR	10,549	297,060
AVEVA Group	2,625	59,380
Aviva	6,856	44,912
Avon Rubber	818	9,452
B&M European Value Retail	9,625	36,689
Babcock International Group	10,054	137,108
BAE Systems	19,577	143,118
†Balfour Beatty	8,407	30,742
Barclays ADR	4,252	36,652
Barratt Developments	67,281	541,624
BBA Aviation	22,133	63,704
Beazley	10,797	55,795
Bellway	11,002	414,477
Berendsen	7,561	130,640
Berkeley Group Holdings	3,348	154,740
BGEO group	715	20,826
BHP Billiton ADR	5,073	115,309
Bodycote	10,306	89,330
Booker Group	46,542	115,176
Bovis Homes Group	3,075	41,139
BP ADR	54,918	1,657,428
Brammer	3,884	9,720
Brewin Dolphin Holdings	10,172	37,897
British American Tobacco	2,251	132,230
British American Tobacco ADR	1,500	175,365
British Polythene Industries	946	9,552
Britvic	4,680	47,757
BT Group	27,339	172,965
BT Group ADR	2,800	89,824
Bunzl	1,748	50,789
Burberry Group	3,756	73,636
Cable & Wireless Communications	155,926	172,552
Cape	7,155	23,096
Capita	2,329	34,855
Capital & Counties Properties	9,881	46,804
Card Factory	5,274	24,770
Carillion	9,502	40,137
Carnival	518	27,914
Centamin	26,458	33,592
Centrica	44,093	144,199
Chemring Group	5,561	10,583
Chesnara	2,922	13,849
Cineworld Group	5,160	39,834
Clarkson	519	16,548
Close Brothers Group	3,313	60,050
Cobham	24,844	77,466
†Coca-Cola HBC	4,056	86,216

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group	4,674	$82,436
Computacenter	4,566	55,087
Connect Group	11,057	25,250
Consort Medical	851	13,139
Costain Group	5,650	28,848
Countrywide	2,878	15,939
Cranswick	965	29,563
Crest Nicholson Holdings	7,287	58,923
Croda International	955	41,683
†CYBG CDI	2,260	6,826
Daily Mail & General Trust	3,534	35,327
Dairy Crest Group	10,235	90,920
DCC	3,684	325,405
De La Rue	3,905	25,070
Debenhams	24,853	26,843
Dechra Pharmaceuticals	2,720	47,114
Devro	10,377	43,855
Diageo	3,922	105,984
Dignity	883	31,439
Diploma	3,905	41,672
Direct Line Insurance Group	27,797	147,797
Dixons Carphone	31,836	194,923
Domino’s Pizza Group	3,094	44,793
Drax Group	9,925	38,787
DS Smith	71,337	418,028
e2v technologies	5,229	16,147
easyJet	2,846	62,090
Electrocomponents	9,327	32,338
Elementis	15,959	54,873
†EnQuest	39,301	13,547
†Enterprise Inns	7,196	9,870
Entertainment One	3,920	8,541
Essentra	2,386	28,358
esure Group	9,338	36,681
Euromoney Institutional Investor	529	7,157
†Evraz	13,963	18,049
Experian	3,396	60,725
Ferrexpo	12,597	5,021
Fidessa Group	2,138	74,987
†Firstgroup	30,577	42,467
Foxtons Group	7,206	16,844
Fresnillo	2,052	28,072
G4S	34,738	95,095
Galliford Try	1,898	39,118
GAME Digital	3,172	5,695
Gem Diamonds	5,209	8,230
Genus	1,412	31,008
GKN	31,099	128,995
GlaxoSmithKline	10,422	211,357
GlaxoSmithKline ADR	7,200	291,960
†Glencore	77,472	175,026
Go-Ahead Group	769	29,269

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Grafton Group	4,564	$47,327
Greencore Group	11,379	61,287
Greene King	4,545	56,889
Greggs	3,785	59,092
Halfords Group	5,506	31,324
Halma	12,799	167,557
Hargreaves Lansdown	6,159	118,888
Hays	18,420	32,011
Headlam Group	2,792	20,732
Helical Bar	2,976	16,499
Henderson Group	7,136	26,473
Hikma Pharmaceuticals	2,646	75,246
Hill & Smith Holdings	2,969	38,506
Hiscox	6,411	89,224
†Hochschild Mining	6,662	8,803
Home Retail Group	32,836	78,192
HomeServe	20,431	126,354
Howden Joinery Group	7,861	53,979
HSBC Holdings ADR	16,607	516,810
ICAP	14,853	101,287
IG Group Holdings	11,120	127,769
IMI	3,371	46,116
Imperial Tobacco Group	2,280	126,500
Inchcape	19,753	205,259
Indivior	11,493	26,923
Inmarsat	17,144	242,414
InterContinental Hotels Group ADR	947	39,083
Intermediate Capital Group	1	8
International Consolidated Airlines Group	7,151	56,848
International Consolidated Airlines Group	1,340	10,689
International Personal Finance	3,182	13,349
Interserve	4,306	26,828
Intertek Group	3,526	160,384
Investec	11,401	83,920
ITE Group	10,902	23,017
ITV	16,089	55,736
J D Wetherspoon	3,080	31,120
J Sainsbury	29,741	118,023
James Fisher & Sons	2,703	51,206
Jardine Lloyd Thompson Group	4,141	50,227
JD Sports Fashion	1,252	20,248
John Menzies	2,045	13,944
John Wood Group	7,990	70,575
Johnson Matthey	5,004	197,211
Jupiter Fund Management	10,536	61,937
†KAZ Minerals	17,192	42,075
KCOM Group	15,335	23,677
Keller Group	2,004	24,739
Kier Group	730	13,473
Ladbrokes	17,525	29,374

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Laird	13,309	$72,828
†Lamprell	12,474	16,438
Lancashire Holdings	4,267	33,829
Laura Ashley Holdings	18,438	6,620
Lavendon Group	11,835	22,820
Legal & General Group	56,573	191,107
Liberty Global LiLAC	45	1,705
Lloyds Banking Group ADR	44,625	176,269
Lookers	14,659	33,350
LSL Property Services	3,879	16,017
Man Group	36,325	79,562
Marks & Spencer Group	25,104	146,458
Marshalls	7,159	36,604
Marston’s	10,567	23,069
McBride	15,062	35,153
Mears Group	4,643	27,908
Meggitt	16,665	97,320
Melrose Industries	3,936	20,156
#Merlin Entertainments 144A	12,367	82,327
Michael Page International	7,805	47,844
Millennium & Copthorne Hotels	9,735	58,221
Mitchells & Butlers	4,423	17,654
Mitie Group	10,021	36,989
Mondi	5,636	108,145
Moneysupermarket.com Group	8,492	38,749
Morgan Advanced Materials	12,176	39,732
Morgan Sindall Group	854	9,904
†Mothercare	4,436	11,596
N Brown Group	4,375	20,535
National Express Group	12,378	61,049
National Grid	5,875	83,300
NCC Group	2,225	8,005
Next	569	44,130
Northgate	4,015	23,251
Novae Group	2,374	29,920
†Ocado Group	8,442	35,174
Old Mutual	67,356	186,805
OneSavings Bank	3,383	16,170
PayPoint	2,476	26,600
Pearson ADR	3,304	41,432
Pendragon	38,325	20,091
Pennon Group	4,133	48,141
Persimmon	14,510	434,514
Petra Diamonds	19,816	29,955
Petrofac	1,081	14,299
†Petropavlovsk	107,235	10,997
Pets at Home Group	6,229	24,075
Phoenix Group Holdings	6,173	83,650
Photo-Me International	13,399	34,207
Playtech	4,965	61,790
Premier Farnell	13,027	21,096
†Premier Foods	57,392	46,985

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Premier Oil	32,723	$20,797
Provident Financial	1,133	48,249
Prudential	2,934	54,824
Prudential ADR	3,479	129,419
PZ Cussons	5,431	23,565
QinetiQ Group	18,814	61,609
Randgold Resources	1,638	149,859
Rank Group	8,180	29,841
Rathbone Brothers	299	9,070
†Raven Russia	19,700	8,418
Reckitt Benckiser Group	993	95,983
Redrow	6,451	37,274
Regus	21,202	96,440
RELX	2,920	54,268
RELX ADR	3,200	60,128
Renishaw	1,075	28,332
Rentokil Initial	33,628	85,391
Restaurant Group	6,219	35,067
Ricardo	2,769	33,287
Rightmove	1,237	74,814
Rio Tinto	2,407	67,603
Rio Tinto ADR	7,700	217,679
Robert Walters	1,758	7,802
†Rolls-Royce Holdings	32,336	316,738
Rotork	33,011	86,669
Royal Dutch Shell Class A	10,248	247,863
Royal Dutch Shell ADR Class A	3,412	165,311
Royal Dutch Shell ADR Class B	7,800	383,682
RPC Group	4,088	44,593
RPS Group	7,026	20,939
SABMiller	3,730	228,003
Saga	486	1,383
Sage Group	5,815	52,533
Savills	5,233	57,121
Schroders	1,157	44,585
Schroders Non-voting	590	17,134
SDL	2,560	15,176
Senior	18,448	60,437
Severfield	10,593	8,368
Severn Trent	2,457	76,682
Shanks Group	21,898	26,104
Shire	335	19,048
Shire ADR	88	15,127
SIG	11,768	24,677
Sky	5,378	79,095
†Skyepharma	2,080	13,361
Smith & Nephew	4,107	67,717
Smith & Nephew ADR	1,200	39,984
Smiths Group	10,203	157,678
Soco International	5,696	12,967
Spectris	2,582	68,383
Spirax-Sarco Engineering	2,357	123,223

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
#Spire Healthcare Group 144A	6,438	$33,195
Spirent Communications	15,901	20,097
†Sports Direct International	7,540	40,946
SSE	9,413	201,710
SSP Group Loan	8,193	34,101
St Ives	1,227	3,992
St James’s Place	9,414	124,189
St Modwen Properties	9,782	42,499
Stagecoach Group	4,168	15,097
Standard Chartered	17,918	121,609
Standard Life	2,110	10,792
SuperGroup	1,368	27,900
Synthomer	12,723	66,570
TalkTalk Telecom Group	5,938	20,221
Taylor Wimpey	144,942	396,153
Ted Baker	533	20,845
Telecom Plus	2,063	27,274
†Tesco	33,494	92,267
†Thomas Cook Group	66,553	88,752
Travis Perkins	9,776	256,525
Trinity Mirror	20,389	38,508
TT Electronics	4,717	10,094
TUI Class DI	8,315	128,859
Tullett Prebon	9,172	46,317
†Tullow Oil	9,375	26,512
UBM	3,598	31,057
UDG Healthcare	6,282	52,692
Ultra Electronics Holdings	1,750	45,368
Unilever ADR	3,600	162,648
UNITE Group	2,113	19,316
United Utilities Group	2,845	37,715
†Vectura Group	443	1,035
Vedanta Resources	4,337	21,366
Vesuvius	3,987	18,994
Victrex	4,154	98,323
Vodafone Group	142,880	453,928
Vodafone Group ADR	2,400	76,920
Weir Group	5,789	92,124
WH Smith	2,162	56,452
Whitbread	1,309	74,450
William Hill	15,655	73,524
†Wincanton	4,471	10,788
Wm Morrison Supermarkets	23,080	65,866
Wolseley	1,855	104,945

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
WPP	4,681	$109,385
WPP ADR	400	46,572
WS Atkins	3,195	62,867
Xaar	3,092	21,649
XP Power	694	15,948

		24,367,216

Total Common Stock (Cost $145,838,640)		133,406,050

ΔPREFERRED STOCK–0.44%
Germany–0.44%
Bayerische Motoren Werke 4.46%	824	65,878
Draegerwerk 2.35%	42	2,853
FUCHS PETROLUB 1.98%	1,072	47,897
Henkel 1.50%	382	42,120
Jungheinrich 1.30%	521	47,528
Porsche Automobil Holding 4.68%	448	23,088
Sartorius 0.67%	286	72,882
Sixt 3.22%	905	38,710
STO 22.62%	44	5,583
Villeroy & Boch 3.63%	830	13,614
Volkswagen 4.52%	1,875	238,639

Total Preferred Stock (Cost $811,466)		598,792

ΔRIGHTS–0.01%
Netherlands–0.01%
†Delta Lloyd, exercise price EUR 2.85, expiration date 4/11/16	2,954	4,104

Total Rights (Cost $13,828)		4,104

MONEY MARKET FUND–0.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	827,633	827,633

Total Money Market Fund (Cost $827,633)		827,633

TOTAL VALUE OF SECURITIES–99.64% (Cost $147,491,567)	134,836,579
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	490,851

NET ASSETS APPLICABLE TO 15,222,311 SHARES OUTSTANDING–100.00%	$135,327,430

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $361,761, which represents 0.27% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $13,044, which represents 0.01% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $170,019, which represents 0.13% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Curency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	95,000	USD	(72,875)	4/1/16	$(56)
BNYM	CHF	13,000	USD	(13,482)	4/1/16	38
BNYM	DKK	136,000	USD	(20,665)	4/1/16	103
BNYM	EUR	86,000	USD	(97,385)	4/1/16	477
BNYM	EUR	12,000	USD	(13,664)	4/4/16	(8)
BNYM	NOK	176,904	USD	(21,274)	4/1/16	104
BNYM	SEK	115,000	USD	(14,093)	4/1/16	73

						$731

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

CDI–Chess Depository Interest

CHF–Swiss Franc

CVA–Dutch Certificate

DKK–Danish Krone

EUR–Euro

FDR–Fiduciary Depository Receipt

NOK–Norwegian Krone

SDR–Special Drawing Rights

SEK–Swedish Krona

USD–United States Dollar

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$147,490,959

Aggregate unrealized appreciation	$10,206,251
Aggregate unrealized depreciation	(22,861,274)

Net unrealized depreciation	$(12,655,023)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund –30

LVIP Dimensional International Core Equity Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$8,799,557	$—	$50,632	$8,850,189
Austria	664,424	—	—	664,424
Belgium	2,188,701	—	—	2,188,701
Canada	9,547,953	—	—	9,547,953
China	9,835	—	—	9,835
Denmark	2,844,875	—	—	2,844,875
Finland	2,737,537	—	—	2,737,537
France	9,097,528	—	—	9,097,528
Germany	8,702,845	—	—	8,702,845
Hong Kong	3,825,056	—	6,361	3,831,417
Ireland	1,004,164	—	—	1,004,164
Israel	903,371	—	—	903,371
Italy	3,730,057	—	—	3,730,057
Japan	29,991,633	—	113,026	30,104,659
Netherlands	3,666,604	—	—	3,666,604
New Zealand	788,517	—	—	788,517
Norway	1,131,131	—	—	1,131,131
Portugal	431,143	—	—	431,143
Singapore	1,687,724	—	—	1,687,724
Spain	3,524,498	—	—	3,524,498
Sweden	4,140,632	—	—	4,140,632
Switzerland	9,451,030	—	—	9,451,030
United Kingdom	24,367,216	—	—	24,367,216
Preferred Stock	598,792	—	—	598,792
Rights	—	4,104	—	4,104
Money Market Fund	827,633	—	—	827,633

Total	$134,662,456	$4,104	$170,019	$134,836,579

Foreign Currency Exchange Contracts	$—	$731	$—	$731

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund –31

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.58%
Aerospace & Defense–2.06%
AAR	1,552	$36,115
†Aerojet Rocketdyne Holdings	1,896	31,056
†Aerovironment	1,176	33,304
American Science & Engineering	238	6,590
†Astronics	1,340	51,121
†Astronics Class B	482	18,528
B/E Aerospace	1,915	88,320
Boeing	3,171	402,527
BWX Technologies	1,965	65,945
Cubic	1,296	51,788
Curtiss-Wright	2,325	175,933
†DigitalGlobe	3,100	53,630
†Ducommun	1,095	16,699
†Engility Holdings	672	12,607
†Esterline Technologies	1,147	73,488
General Dynamics	2,270	298,210
HEICO	1,177	70,773
HEICO Class A	1,714	81,586
Hexcel	3,905	170,688
Honeywell International	4,053	454,139
Huntington Ingalls Industries	434	59,432
†KLX	2,337	75,111
†Kratos Defense & Security Solutions	2,339	11,578
L-3 Communications Holdings	868	102,858
Lockheed Martin	1,378	305,227
†Moog Class A	1,476	67,424
Northrop Grumman	1,151	227,783
Orbital ATK	1,151	100,068
Raytheon	2,222	272,484
Rockwell Collins	1,452	133,889
†Sparton	651	11,711
†Spirit AeroSystems Holdings Class A	3,585	162,616
†TASER International	1,980	38,867
†Teledyne Technologies	1,570	138,380
Textron	6,060	220,948
†TransDigm Group	397	87,475
Triumph Group	2,184	68,752
United Technologies	13,160	1,317,316

		5,594,966

Air Freight & Logistics–0.60%
†Air Transport Services Group	3,863	59,413
†Atlas Air Worldwide Holdings	1,091	46,117
CH Robinson Worldwide	1,590	118,026
†Echo Global Logistics	1,028	27,920
Expeditors International of Washington	1,720	83,953
FedEx	4,065	661,457
Forward Air	1,203	54,520
†Hub Group Class A	1,581	64,489
Park-Ohio Holdings	841	36,012
†Radiant Logistics	4,220	15,065

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
United Parcel Service Class B	3,468	$365,770
†XPO Logistics	3,599	110,489

		1,643,231

Airlines–1.06%
Alaska Air Group	4,189	343,582
Allegiant Travel	373	66,416
American Airlines Group	4,187	171,709
Copa Holdings Class A	1,258	85,230
Delta Air Lines	9,107	443,329
†Hawaiian Holdings	3,535	166,817
†JetBlue Airways	11,120	234,854
SkyWest	2,247	44,918
Southwest Airlines	14,400	645,120
†Spirit Airlines	3,564	171,001
†United Continental Holdings	8,458	506,296

		2,879,272

Auto Components–1.01%
†American Axle & Manufacturing Holdings	4,209	64,776
Autoliv	2,049	242,766
BorgWarner	4,963	190,579
Cooper Tire & Rubber	3,194	118,242
†Cooper-Standard Holding	928	66,668
Dana Holding	7,617	107,324
Delphi Automotive	1,895	142,163
†Dorman Products	1,605	87,344
Drew Industries	1,644	105,972
†Federal-Mogul Holdings Class A	4,366	43,136
†Fox Factory Holding	1,720	27,193
Gentex	13,609	213,525
†Gentherm	1,671	69,497
Goodyear Tire & Rubber	7,442	245,437
†Horizon Global	1,513	19,034
Johnson Controls	8,694	338,805
Lear	2,084	231,678
†Modine Manufacturing	3,332	36,685
†Motorcar Parts of America	609	23,130
Standard Motor Products	2,098	72,696
†Stoneridge	1,066	15,521
Superior Industries International	1,457	32,171
†Tenneco	1,920	98,899
Tower International	1,402	38,134
Visteon	1,582	125,911

		2,757,286

Automobiles–0.81%
Ford Motor	73,935	998,123
General Motors	23,222	729,867
Harley-Davidson	5,310	272,562
†Tesla Motors	117	26,883
Thor Industries	2,324	148,201

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	1,195	$26,828

		2,202,464

Banks–7.05%
1st Source	1,769	56,325
Access National	600	11,898
Ameris Bancorp	1,069	31,621
Arrow Financial	570	15,145
Associated Banc-Corp	4,881	87,565
Banc of California	2,093	36,627
BancFirst	1,077	61,421
†Bancorp	1,384	7,916
BancorpSouth	3,242	69,087
Bank of America	71,272	963,597
Bank of Hawaii	1,677	114,506
Bank of Marin Bancorp	451	22,198
Bank of the Ozarks	3,008	126,246
BankUnited	3,486	120,058
Banner	1,190	50,028
BB&T	5,254	174,801
BBCN Bancorp	5,541	84,168
Berkshire Hills Bancorp	1,376	37,001
Blue Hills Bancorp	656	8,968
BNC Bancorp	1,764	37,256
BOK Financial	1,677	91,598
Boston Private Financial Holdings	5,510	63,089
Bridge Bancorp	778	23,706
Bryn Mawr Bank	760	19,555
Camden National	585	24,570
Capital Bank Financial	939	28,968
Cardinal Financial	1,427	29,039
†Cascade Bancorp	1,783	10,181
Cathay General Bancorp	2,746	77,794
CenterState Banks	2,033	30,271
Central Pacific Financial	1,457	31,719
Chemical Financial	1,691	60,352
CIT Group	2,967	92,066
Citigroup	19,962	833,413
Citizens & Northern	430	8,548
Citizens Financial Group	7,788	163,159
City Holding	593	28,334
CNB Financial	584	10,273
@CoBiz Financial	1,737	20,531
Columbia Banking System	3,256	97,420
Comerica	2,557	96,834
Commerce Bancshares	4,177	187,756
Community Bank System	1,925	73,554
Community Trust Bancorp	1,117	39,452
ConnectOne Bancorp	1,333	21,795
†CU Bancorp	295	6,245
Cullen/Frost Bankers	2,455	135,295
†Customers Bancorp	1,240	29,301

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
CVB Financial	4,122	$71,929
†Eagle Bancorp	1,471	70,608
East West Bancorp	5,686	184,681
Enterprise Financial Services	804	21,740
Farmers Capital Bank	466	12,312
†FCB Financial Holdings Class A	905	30,100
Fidelity Southern	1,403	22,504
Fifth Third Bancorp	18,692	311,969
Financial Institutions	629	18,285
First Bancorp	1,423	26,824
†First BanCorp (Puerto Rico)	10,810	31,565
First Busey	1,271	26,030
First Business Financial Services	400	9,172
First Citizens BancShares Class A	484	121,518
First Commonwealth Financial	4,553	40,340
First Community Bancshares	1,227	24,344
First Connecticut Bancorp	902	14,396
First Financial	910	31,131
First Financial Bancorp	3,485	63,357
First Financial Bankshares	1,287	38,069
First Horizon National	10,076	131,996
First Interstate BancSystem	956	26,892
First Merchants	3,872	91,263
First Midwest Bancorp	3,455	62,259
†First NBC Bank Holding	1,064	21,908
First Niagara Financial Group	19,416	187,947
First of Long Island	820	23,370
First Republic Bank	2,426	161,669
FirstMerit	9,330	196,397
@Flushing Financial	1,741	37,640
FNB	7,787	101,309
Fulton Financial	6,576	87,987
German American Bancorp	700	22,540
Glacier Bancorp	2,527	64,236
Great Southern Bancorp	741	27,513
Guaranty Bancorp	800	12,368
Hancock Holding	3,427	78,684
Hanmi Financial	1,416	31,180
Heartland Financial USA	993	30,574
Heritage Commerce	1,727	17,287
Heritage Financial	1,608	28,253
†Hilltop Holdings	4,379	82,676
Home BancShares	2,724	111,548
†HomeTrust Bancshares	1,279	23,444
Horizon Bancorp	340	8,405
Huntington Bancshares	17,639	168,276
IBERIABANK	1,454	74,547
Independent Bank	1,162	53,406
Independent Bank Group	1,061	29,071
International Bancshares	3,323	81,945
Investors Bancorp	12,500	145,500
JPMorgan Chase	46,358	2,745,321

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
KeyCorp	12,331	$136,134
Lakeland Bancorp	2,566	26,045
Lakeland Financial	645	29,528
LegacyTexas Financial Group	2,110	41,461
M&T Bank	997	110,667
MainSource Financial Group	1,080	22,777
MB Financial	2,448	79,438
Mercantile Bank	720	16,142
National Bank Holdings Class A	1,365	27,832
National Penn Bancshares	12,187	129,670
NBT Bancorp	2,252	60,691
OFG Bancorp	1,942	13,575
Old National Bancorp	5,072	61,828
Opus Bank	1,084	36,856
Pacific Continental	830	13,388
†Pacific Premier Bancorp	953	20,366
PacWest Bancorp	4,009	148,934
Park National	485	43,650
Park Sterling	1,168	7,791
Peapack Gladstone Financial	901	15,227
Peoples Bancorp	1,224	23,917
People’s United Financial	4,220	67,225
Pinnacle Financial Partners	1,357	66,574
PNC Financial Services Group	6,301	532,876
Popular	3,440	98,418
Preferred Bank	736	22,264
PrivateBancorp	3,063	118,232
Prosperity Bancshares	2,826	131,098
QCR Holdings	161	3,840
Regions Financial	19,270	151,269
Renasant	1,783	58,679
Republic Bancorp Class A	900	23,247
S&T Bancorp	1,882	48,480
Sandy Spring Bancorp	1,079	30,029
†Seacoast Banking Corp of Florida	1,521	24,017
ServisFirst Bancshares	982	43,601
†Signature Bank	882	120,058
Simmons First National Class A	1,326	59,763
South State	1,073	68,919
Southside Bancshares	1,371	35,742
Southwest Bancorp	899	13,530
State Bank Financial	1,643	32,466
Sterling Bancorp	4,309	68,642
Stock Yards Bancorp	591	22,771
†Sun Bancorp	487	10,086
SunTrust Banks	3,474	125,342
†SVB Financial Group	855	87,253
Synovus Financial	4,338	125,412
Talmer Bancorp Class A	3,242	58,648
TCF Financial	7,509	92,060
†Texas Capital Bancshares	2,030	77,911
Tompkins Financial	757	48,448

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
TriCo Bancshares	1,330	$33,676
†TriState Capital Holdings	1,385	17,451
Trustmark	2,992	68,906
U.S. Bancorp	20,514	832,663
UMB Financial	1,638	84,570
Umpqua Holdings	8,614	136,618
Union Bankshares	1,989	48,989
United Bankshares	2,311	84,814
United Community Banks	2,799	51,698
Univest Corp of Pennsylvania	600	11,706
Valley National Bancorp	8,204	78,266
Washington Trust Bancorp	1,005	37,507
Webster Financial	3,645	130,855
Wells Fargo	60,624	2,931,777
WesBanco	1,705	50,656
West Bancorporation	758	13,818
Westamerica Bancorporation	989	48,174
†Western Alliance Bancorp	3,964	132,318
Wilshire Bancorp	6,221	64,076
Wintrust Financial	1,607	71,254
Yadkin Financial	1,815	42,961
Zions Bancorporation	3,185	77,109

		19,172,214

Beverages–0.98%
†Boston Beer Class A	264	48,858
Brown-Forman Class A	214	22,832
Brown-Forman Class B	553	54,454
Coca-Cola	23,369	1,084,088
Coca-Cola Bottling Consolidated	632	100,968
Coca-Cola Enterprises	3,922	199,002
Constellation Brands Class A	1,379	208,353
Dr Pepper Snapple Group	1,046	93,533
MGP Ingredients	923	22,374
Molson Coors Brewing Class B	1,211	116,474
†Monster Beverage	475	63,355
†National Beverage	964	40,796
PepsiCo	6,048	619,799

		2,674,886

Biotechnology–1.49%
AbbVie	6,787	387,673
†Acorda Therapeutics	2,504	66,231
†Adamas Pharmaceuticals	1,097	15,863
†Akebia Therapeutics	1,002	9,028
†Alexion Pharmaceuticals	821	114,300
†Alkermes	437	14,941
†Alnylam Pharmaceuticals	447	28,058
†AMAG Pharmaceuticals	989	23,143
Amgen	5,796	868,994
Baxalta	3,314	133,886
†Biogen	1,315	342,321

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	370	$30,518
†BioSpecifics Technologies	307	10,690
†Bluebird Bio	717	30,473
†Celgene	3,262	326,494
†Clovis Oncology	500	9,600
†Concert Pharmaceuticals	1,000	13,660
†Emergent BioSolutions	1,509	54,852
Gilead Sciences	7,180	659,555
†Incyte	687	49,787
†Insys Therapeutics	1,480	23,665
†Intrexon	1,174	39,787
†Ionis Pharmaceuticals	443	17,941
†Ligand Pharmaceuticals Class B	1,378	147,570
†Medivation	1,510	69,430
†Momenta Pharmaceuticals	2,972	27,461
†Myriad Genetics	2,645	99,002
†Neurocrine Biosciences	637	25,193
†OPKO Health	5,606	58,246
PDL BioPharma	8,018	26,700
†Radius Health	400	12,576
†Regeneron Pharmaceuticals	318	114,620
†Repligen	2,434	65,280
†Seattle Genetics	957	33,581
†United Therapeutics	650	72,429
†Vertex Pharmaceuticals	408	32,432
†Vitae Pharmaceuticals	1,074	7,121

		4,063,101

Building Products–0.60%
A.O. Smith	553	42,199
AAON	2,821	78,988
Advanced Drainage Systems	2,948	62,792
Allegion	1,062	67,660
†American Woodmark	1,051	78,394
Apogee Enterprises	1,544	67,766
†Armstrong World Industries	2,451	118,555
†Builders FirstSource	5,130	57,815
†Continental Building Products	1,869	34,689
Fortune Brands Home & Security	3,552	199,054
†Gibraltar Industries	1,375	39,325
Griffon	2,129	32,893
Insteel Industries	1,017	31,090
Lennox International	499	67,460
Masco	2,483	78,090
†NCI Building Systems	1,521	21,598
†Nortek	300	14,487
Owens Corning	2,581	122,030
†Patrick Industries	1,033	46,888
†PGT	3,232	31,803
†Ply Gem Holdings	2,247	31,570
Quanex Building Products	1,644	28,540
Simpson Manufacturing	1,603	61,186

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Trex	1,025	$49,128
Universal Forest Products	780	66,940
†USG	3,686	91,450

		1,622,390

Capital Markets–1.90%
†Affiliated Managers Group	1,196	194,230
Ameriprise Financial	3,370	316,814
Artisan Partners Asset Management	1,094	33,739
Bank of New York Mellon	7,563	278,545
BGC Partners Class A	5,783	52,336
BlackRock	1,108	377,352
Charles Schwab	6,559	183,783
Cohen & Steers	2,296	89,360
†Cowen Group Class A	5,999	22,856
Diamond Hill Investment Group	200	35,472
†E*TRADE Financial	5,225	127,960
Eaton Vance	4,269	143,097
Evercore Partners Class A	1,383	71,570
Federated Investors Class B	4,802	138,538
Financial Engines	537	16,878
Franklin Resources	5,735	223,952
Goldman Sachs Group	2,649	415,840
Greenhill & Co.	974	21,623
HFF Class A	2,095	57,675
Interactive Brokers Group	3,175	124,841
†INTL. FCStone	844	22,560
Invesco	9,385	288,776
Investment Technology Group	1,487	32,863
Janus Capital Group	6,889	100,786
†KCG Holdings	2,919	34,882
Legg Mason	3,578	124,085
LPL Financial Holdings	4,382	108,674
Moelis & Co.	691	19,507
Morgan Stanley	9,982	249,650
Northern Trust	3,840	250,253
NorthStar Asset Management Group	3,446	39,112
Oppenheimer Holdings Class A	765	12,072
†Piper Jaffray	673	33,354
Raymond James Financial	3,187	151,733
†Safeguard Scientifics	1,565	20,736
SEI Investments	1,215	52,306
State Street	2,821	165,085
†Stifel Financial	2,308	68,317
T. Rowe Price Group	2,316	170,133
TD Ameritrade Holding	3,602	113,571
Virtus Investment Partners	230	17,965
Waddell & Reed Financial Class A	3,757	88,440
Westwood Holdings Group	439	25,747
WisdomTree Investments	5,289	60,453

		5,177,521

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.64%
A. Schulman	1,598	$43,498
Air Products & Chemicals	1,712	246,614
Airgas	1,880	266,283
Albemarle	2,056	131,440
American Vanguard	1,373	21,666
Ashland	1,225	134,701
Axiall	5,154	112,563
Balchem	1,397	86,642
Cabot	2,471	119,423
Calgon Carbon	2,629	36,859
Celanese Class A	2,437	159,623
CF Industries Holdings	8,601	269,555
Chase	400	21,036
Chemours	1,757	12,299
†Chemtura	3,719	98,182
Dow Chemical	22,758	1,157,472
E.I. duPont deNemours	5,227	330,974
Eastman Chemical	4,113	297,082
Ecolab	1,877	209,323
†Ferro	1,523	18,078
†Flotek Industries	3,167	23,214
FMC	1,480	59,748
FutureFuel	2,591	30,548
†GCP Applied Technologies	782	15,593
H.B. Fuller	1,948	82,693
Hawkins	465	16,782
Huntsman	12,547	166,875
Innophos Holdings	852	26,335
Innospec	1,066	46,222
International Flavors & Fragrances	740	84,190
KMG Chemicals	360	8,305
†Koppers Holdings	1,366	30,694
†Kraton Performance Polymers	1,352	23,390
Kronos Worldwide	3,617	20,689
†LSB Industries	2,413	30,766
LyondellBasell Industries Class A	3,486	298,332
Minerals Technologies	1,539	87,492
Monsanto	1,828	160,389
Mosaic	7,425	200,475
NewMarket	266	105,405
Olin	22,556	391,798
†OMNOVA Solutions	2,345	13,038
†Platform Specialty Products	10,201	87,729
PolyOne	3,980	120,395
PPG Industries	1,490	166,120
Praxair	1,892	216,539
Quaker Chemical	589	49,983
Rayonier Advanced Materials	179	1,701
RPM International	1,836	86,898
Scotts Miracle-Gro Class A	2,103	153,035
Sensient Technologies	1,584	100,521
Sherwin-Williams	394	112,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Stepan	986	$54,516
†Trecora Resources	817	7,860
Tredegar	1,894	29,774
Tronox	3,659	23,381
Valspar	875	93,643
†W.R. Grace	782	55,663
Westlake Chemical	2,594	120,102

		7,176,306

Commercial Services & Supplies–1.65%
ABM Industries	1,863	60,194
†ACCO Brands	6,158	55,299
ADT	9,020	372,165
†ARC Document Solutions	3,148	14,166
Brady Class A	1,701	45,655
Brink’s	2,165	72,722
†Casella Waste Systems	2,159	14,465
CECO Environmental	1,187	7,371
Cintas	998	89,630
†Clean Harbors	3,111	153,497
†Copart	3,928	160,145
Covanta Holding	5,897	99,423
Deluxe	2,571	160,662
Ennis	1,143	22,346
Essendant	1,656	52,876
G&K Services Class A	984	72,078
Healthcare Services Group	1,609	59,227
Herman Miller	3,316	102,431
HNI	2,546	99,727
†InnerWorkings	900	7,155
Interface Class A	3,645	67,578
KAR Auction Services	5,554	211,830
Kimball International Class B	2,416	27,422
Knoll	3,200	69,280
Matthews International Class A	1,118	57,543
McGrath RentCorp	1,058	26,535
Mobile Mini	1,983	65,479
MSA Safety	1,654	79,971
Multi-Color	744	39,692
†NL Industries	2,090	4,723
Pitney Bowes	4,363	93,979
Quad	1,620	20,963
R.R. Donnelley & Sons	7,467	122,459
Republic Services	7,689	366,381
Rollins	1,429	38,754
†SP Plus	1,195	28,752
Steelcase Class A	4,018	59,949
†Stericycle	1,411	178,054
†Team	1,744	52,983
Tetra Tech	1,947	58,060
†TRC	1,726	12,513
Tyco International	7,559	277,491

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
U.S. Ecology	1,083	$47,825
UniFirst	592	64,599
Viad	1,421	41,436
Waste Connections	4,547	293,691
Waste Management	4,943	291,637
West	2,457	56,069

		4,476,882

Communications Equipment–1.79%
ADTRAN	1,646	33,282
†Alliance Fiber Optic Products	1,101	16,284
†Arista Networks	1,190	75,089
†Arris International	9,353	214,371
Bel Fuse Class B	100	1,460
Black Box	1,723	23,209
Brocade Communications Systems	17,271	182,727
†CalAmp	1,620	29,047
†Calix	2,250	15,953
†Ciena	4,105	78,077
Cisco Systems	58,093	1,653,908
†CommScope Holding	3,805	106,236
Comtech Telecommunications	715	16,710
†Digi International	1,498	14,126
†EchoStar Class A	1,905	84,372
†F5 Networks	634	67,109
†Finisar	4,737	86,403
†Harmonic	3,856	12,609
Harris	2,479	193,015
†Infinera	2,580	41,435
InterDigital	1,960	109,074
†Ixia	3,546	44,183
Juniper Networks	6,670	170,152
Motorola Solutions	1,201	90,916
†NETGEAR	1,046	42,227
†NetScout Systems	3,053	70,127
†Palo Alto Networks	243	39,643
Plantronics	2,355	92,292
†Polycom	5,865	65,395
QUALCOMM	17,872	913,974
†Ruckus Wireless	2,170	21,288
†ShoreTel	1,706	12,693
†Sonus Networks	3,105	23,381
†Ubiquiti Networks	1,836	61,084
†ViaSat	1,786	131,235
†Viavi Solutions	6,741	46,243

		4,879,329

Construction & Engineering–0.55%
†AECOM	5,863	180,522
†Aegion	1,719	36,254
Argan	739	25,983
Chicago Bridge & Iron	4,083	149,397

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
Comfort Systems USA	1,705	$54,168
†Dycom Industries	2,048	132,444
EMCOR Group	2,830	137,538
Fluor	3,919	210,450
Granite Construction	1,526	72,943
†Great Lakes Dredge & Dock	5,107	22,777
†Integrated Electrical Services	1,179	17,296
†Jacobs Engineering Group	1,817	79,130
KBR	4,791	74,165
†MasTec	3,538	71,609
†MYR Group	1,177	29,554
†Northwest Pipe	539	4,970
Primoris Services	2,288	55,598
†Quanta Services	5,004	112,890
†Tutor Perini	2,173	33,768

		1,501,456

Construction Materials–0.21%
Eagle Materials	2,184	153,120
†Headwaters	4,098	81,304
Martin Marietta Materials	732	116,761
†U.S. Concrete	812	48,379
United States Lime & Minerals	277	16,623
Vulcan Materials	1,478	156,032

		572,219

Consumer Finance–1.26%
†Ally Financial	14,834	277,692
American Express	14,974	919,404
Capital One Financial	6,500	450,515
Cash America International	1,126	43,509
†Credit Acceptance	748	135,799
Discover Financial Services	8,388	427,117
†Encore Capital Group	1,119	28,803
†Enova International	2,659	16,778
†EZCORP Class A	2,772	8,233
First Cash Financial Services	1,489	68,583
†Green Dot Class A	2,315	53,176
Navient	13,433	160,793
Nelnet Class A	1,479	58,228
†OneMain Holdings	4,466	122,502
†PRA Group	2,135	62,748
†Regional Management	129	2,207
†Santander Consumer USA Holdings	7,150	75,003
†SLM	18,869	120,007
†Synchrony Financial	13,066	374,472
†World Acceptance	395	14,978

		3,420,547

Containers & Packaging–0.94%
AEP Industries	339	22,374
AptarGroup	2,881	225,899
Avery Dennison	1,309	94,392

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Ball	1,509	$107,577
Bemis	4,664	241,502
†Berry Plastics Group	2,666	96,376
†Crown Holdings	1,543	76,517
Graphic Packaging Holding	19,737	253,620
Greif Class A	1,138	37,269
International Paper	10,549	432,931
Myers Industries	2,439	31,366
†Owens-Illinois	8,903	142,092
Packaging Corp of America	3,246	196,058
Sealed Air	2,186	104,950
Silgan Holdings	2,006	106,659
Sonoco Products	5,028	244,210
WestRock	3,793	148,041

		2,561,833

Distributors–0.20%
Core-Mark Holding	1,121	91,429
Genuine Parts	1,391	138,210
†LKQ	6,764	215,975
Pool	943	82,739
Weyco Group	507	13,496

		541,849

Diversified Consumer Services–0.44%
†American Public Education	1,300	26,819
†Apollo Education Group Class A	3,529	28,991
†Ascent Capital Group Class A	345	5,109
†Bridgepoint Education	2,198	22,156
†Bright Horizons Family Solutions	1,797	116,410
Capella Education	708	37,269
†Career Education	3,948	17,924
Carriage Services	768	16,596
DeVry Education Group	2,811	48,546
Graham Holdings	162	77,760
†Grand Canyon Education	2,655	113,475
H&R Block	2,612	69,009
†Houghton Mifflin Harcourt	4,461	88,952
†K12	2,018	19,958
†Regis	2,095	31,823
Service Corp International	8,082	199,464
†ServiceMaster Global Holdings	4,499	169,522
Sotheby’s	2,959	79,094
†Strayer Education	800	39,000

		1,207,877

Diversified Financial Services–0.95%
†Berkshire Hathaway Class B	7,608	1,079,423
CBOE Holdings	913	59,646
CME Group	2,482	238,396
FactSet Research Systems	456	69,098
GAIN Capital Holdings	2,244	14,721
Intercontinental Exchange	1,315	309,209

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Leucadia National	5,349	$86,493
MarketAxess Holdings	688	85,883
Marlin Business Services	729	10,432
McGrawHill Financial	1,347	133,326
Moody’s	690	66,626
Morningstar	1,224	108,042
MSCI	947	70,154
Nasdaq	1,818	120,679
†NewStar Financial	1,435	12,556
†PICO Holdings	1,481	15,151
Voya Financial	3,179	94,639

		2,574,474

Diversified Telecommunication Services–3.04%
AT&T	102,921	4,031,416
Atlantic Tele-Network	622	47,166
CenturyLink	20,259	647,478
†Cincinnati Bell	6,196	23,979
Cogent Communications Holdings	1,769	69,044
Consolidated Communications Holdings	2,796	72,025
†FairPoint Communications	1,193	17,752
Frontier Communications	27,666	154,653
†General Communication Class A	2,677	49,043
†Hawaiian Telcom Holdco	500	11,775
IDT Class B	1,774	27,657
Inteliquent	1,868	29,981
†Iridium Communications	4,205	33,093
†Level 3 Communications	6,870	363,079
†Lumos Networks	217	2,786
†ORBCOMM	2,840	28,769
†SBA Communications Class A	931	93,258
Verizon Communications	46,659	2,523,319
†Vonage Holdings	9,457	43,218

		8,269,491

Electric Utilities–0.89%
ALLETE	1,303	73,059
American Electric Power	2,202	146,213
Avangrid	2,129	85,394
Cleco	488	26,942
Duke Energy	2,800	225,904
Edison International	1,262	90,725
El Paso Electric	1,457	66,847
Empire District Electric	1,293	42,734
Entergy	1,317	104,412
Eversource Energy	1,229	71,700
Exelon	3,563	127,769
FirstEnergy	3,122	112,298
Great Plains Energy	3,548	114,423
Hawaiian Electric Industries	1,848	59,875
IDACORP	1,072	79,960

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
ITC Holdings	1,133	$49,365
MGE Energy	1,024	53,504
NextEra Energy	1,785	211,237
OGE Energy	1,474	42,201
Otter Tail	1,114	32,997
Pinnacle West Capital	818	61,407
PNM Resources	1,470	49,568
Portland General Electric	1,638	64,685
PPL	2,607	99,248
Southern	3,522	182,193
Unitil	413	17,548
Westar Energy	1,044	51,793
Xcel Energy	1,966	82,218

		2,426,219

Electrical Equipment–0.88%
Acuity Brands	324	70,677
Allied Motion Technologies	758	13,644
AMETEK	5,499	274,840
AZZ	1,273	72,052
†Babcock & Wilcox Enterprises	2,436	52,130
Eaton	5,124	320,557
Emerson Electric	7,211	392,134
Encore Wire	1,119	43,563
EnerSys	2,644	147,324
Franklin Electric	1,797	57,809
†Generac Holdings	3,098	115,370
General Cable	2,165	26,435
Hubbell	2,390	253,173
LSI Industries	457	5,370
Powell Industries	509	15,173
†PowerSecure International	1,117	20,877
Regal Beloit	1,653	104,288
Rockwell Automation	1,461	166,189
†Sensata Technologies Holding	4,710	182,936
†SolarCity	897	22,048
†Thermon Group Holdings	790	13,872
†Vicor	1,194	12,513

		2,382,974

Electronic Equipment, Instruments & Components–1.73%
Amphenol Class A	1,707	98,699
†Anixter International	1,460	76,081
†Arrow Electronics	2,975	191,620
Avnet	3,588	158,948
AVX	5,851	73,547
Badger Meter	643	42,766
Belden	1,538	94,402
†Benchmark Electronics	2,238	51,586
CDW	1,874	77,771
†Checkpoint Systems	1,840	18,621
Cognex	2,203	85,807

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent	939	$86,294
Corning	8,731	182,391
CTS	1,364	21,469
Daktronics	1,460	11,534
Dolby Laboratories Class A	1,988	86,398
†DTS	802	17,468
Electro Rent	1,265	11,714
†Electro Scientific Industries	460	3,289
†ePlus	332	26,729
†Fabrinet	1,188	38,432
†FARO Technologies	429	13,818
FEI	1,131	100,670
†Flextronics International	15,446	186,279
FLIR Systems	5,434	179,050
†GSI Group	1,849	26,182
†II-VI	2,715	58,943
Ingram Micro	4,971	178,509
†Insight Enterprises	3,469	99,352
†IPG Photonics	1,948	187,164
†Itron	1,259	52,525
Jabil Circuit	10,279	198,076
†Keysight Technologies	7,881	218,619
†Kimball Electronics	1,253	13,996
†Knowles	2,411	31,777
Littelfuse	617	75,959
†Mercury Systems	2,137	43,381
Mesa Laboratories	195	18,788
Methode Electronics	1,960	57,310
MTS Systems	657	39,978
†Multi-Fineline Electronix	1,421	32,981
National Instruments	3,523	106,078
†Newport	1,495	34,385
†OSI Systems	767	50,231
Park Electrochemical	1,422	22,766
PC Connection	1,762	45,477
†Plexus	1,477	58,371
†Rofin-Sinar Technologies	1,256	40,468
†Rogers	795	47,597
†Sanmina	3,418	79,913
†ScanSource	1,186	47,891
SYNNEX	1,757	162,681
†Systemax	1,538	13,488
TE Connectivity	5,638	349,105
†Tech Data	1,359	104,330
†Trimble Navigation	4,160	103,168
†TTM Technologies	4,390	29,193
Vishay Intertechnology	6,250	76,313
†Zebra Technologies	962	66,378

		4,706,756

Energy Equipment & Services–1.59%
Archrock	6,266	50,128

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Atwood Oceanics	3,242	$29,729
Baker Hughes	7,689	337,009
†Basic Energy Services	3,876	10,698
Bristow Group	1,547	29,269
C&J Energy Services	3,474	4,898
†Cameron International	3,786	253,851
CARBO Ceramics	560	7,952
Core Laboratories	430	48,336
Diamond Offshore Drilling	4,555	98,980
†Dril-Quip	1,587	96,109
†Era Group	1,340	12,569
†Exterran	3,133	48,436
†FMC Technologies	6,739	184,379
†Forum Energy Technologies	4,515	59,598
†Geospace Technologies	1,182	14,586
†Gulfmark Offshore	2,023	12,482
Halliburton	5,765	205,926
†Helix Energy Solutions Group	7,128	39,917
Helmerich & Payne	2,696	158,309
†Hornbeck Offshore Services	1,588	15,769
†ION Geophysical	332	2,683
†Matrix Service	882	15,611
†McDermott International	9,065	37,076
Nabors Industries	12,554	115,497
National Oilwell Varco	5,870	182,557
†Natural Gas Services Group	679	14,687
†Newpark Resources	3,727	16,101
Noble	10,715	110,900
Oceaneering International	4,875	162,045
†Oil States International	2,250	70,920
†Parker Drilling	2,258	4,787
Patterson-UTI Energy	6,517	114,830
†PHI	903	17,058
†Pioneer Energy Services	5,840	12,848
†RigNet	1,403	19,193
Rowan	4,327	69,665
RPC	4,865	68,986
Schlumberger	14,909	1,099,539
†SEACOR Holdings	769	41,872
Superior Energy Services	6,675	89,378
Tesco	2,570	22,128
†TETRA Technologies	3,841	24,390
Tidewater	2,609	17,819
Transocean	12,320	112,605
U.S. Silica Holdings	1,825	41,464
†Unit	2,450	21,585
†Weatherford International	11,500	89,470

		4,314,624

Food & Staples Retailing–2.07%
Andersons	1,240	38,948
Casey’s General Stores	1,880	213,042

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Chefs’ Warehouse	1,611	$32,687
Costco Wholesale	2,634	415,066
CVS Health	17,548	1,820,254
†Fresh Market	1,385	39,514
Ingles Markets Class A	618	23,175
Kroger	6,151	235,276
†Natural Grocers by Vitamin Cottage	985	20,951
PriceSmart	1,121	94,814
†Rite Aid	12,700	103,505
SpartanNash	1,665	50,466
†Sprouts Farmers Market	3,821	110,962
†SUPERVALU	7,851	45,222
Sysco	2,500	116,825
†United Natural Foods	2,198	88,579
Walgreens Boots Alliance	10,180	857,563
Wal-Mart Stores	14,770	1,011,597
Weis Markets	1,415	63,760
Whole Foods Market	8,063	250,840

		5,633,046

Food Products–1.81%
Alico	310	8,559
Archer-Daniels-Midland	4,446	161,434
B&G Foods	3,072	106,936
Bunge	4,206	238,354
Calavo Growers	482	27,503
Cal-Maine Foods	2,819	146,334
Campbell Soup	927	59,133
ConAgra Foods	1,602	71,481
†Darling Ingredients	7,295	96,075
Dean Foods	4,533	78,512
†Farmer Brothers	1,079	30,072
Flowers Foods	7,829	144,523
Fresh Del Monte Produce	1,736	73,034
General Mills	3,284	208,041
†Hain Celestial Group	4,249	173,827
Hershey	739	68,054
Hormel Foods	1,288	55,693
Ingredion	1,585	169,262
J&J Snack Foods	828	89,656
JM Smucker	2,659	345,245
John B. Sanfilippo & Son	378	26,116
Kellogg	1,103	84,435
Kraft Heinz	4,478	351,792
Lancaster Colony	606	67,005
†Landec	2,083	21,871
†Lifeway Foods	699	7,570
McCormick & Co.	852	84,757
Mead Johnson Nutrition	1,906	161,953
Mondelez International	11,602	465,472
†Omega Protein	985	16,686
†Pilgrim’s Pride	1,413	35,890

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Pinnacle Foods	2,677	$119,608
†Post Holdings	2,062	141,804
Sanderson Farms	1,125	101,453
†Seaboard	68	204,205
†Seneca Foods Class A	364	12,645
Snyder’s-Lance	3,683	115,944
Tootsie Roll Industries	749	26,163
†TreeHouse Foods	1,818	157,711
Tyson Foods Class A	4,740	315,968
†WhiteWave Foods	1,301	52,873

		4,923,649

Gas Utilities–0.44%
AGL Resources	1,834	119,467
Atmos Energy	753	55,918
Chesapeake Utilities	451	28,399
Laclede Group	954	64,633
National Fuel Gas	1,564	78,278
New Jersey Resources	1,583	57,669
Northwest Natural Gas	808	43,511
ONE Gas	963	58,839
Piedmont Natural Gas	3,164	189,302
Questar	5,072	125,786
South Jersey Industries	2,046	58,209
Southwest Gas	874	57,553
UGI	5,091	205,116
WGL Holdings	920	66,580

		1,209,260

Health Care Equipment & Supplies–2.06%
Abaxis	840	38,128
Abbott Laboratories	8,758	366,347
†ABIOMED	514	48,732
†Accuray	299	1,728
†Alere	3,613	182,854
†Align Technology	587	42,669
Analogic	368	29,076
†AngioDynamics	2,264	27,825
†Anika Therapeutics	649	29,023
Atrion	84	33,210
Baxter International	8,137	334,268
Becton Dickinson	1,175	178,389
†Boston Scientific	4,964	93,373
C.R. Bard	818	165,784
Cantel Medical	1,223	87,273
CONMED	1,227	51,460
Cooper	536	82,528
@CryoLife	1,100	11,825
†Cynosure Class A	955	42,135
DENTSPLY SIRONA	5,849	360,474
†DexCom	300	20,373
†Edwards Lifesciences	716	63,158

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Globus Medical	3,433	$81,534
†Greatbatch	1,015	36,175
†Haemonetics	1,966	68,771
†Halyard Health	2,147	61,683
Hill-Rom Holdings	2,505	126,001
†Hologic	7,855	270,997
†ICU Medical	554	57,671
†IDEXX Laboratories	671	52,553
†Inogen	544	24,469
†Integra LifeSciences Holdings	1,310	88,242
†Intuitive Surgical	124	74,530
Invacare	1,522	20,045
LeMaitre Vascular	1,009	15,660
†LivaNova	1,805	97,434
†Masimo	2,320	97,069
Medtronic	11,118	833,850
Meridian Bioscience	1,980	40,808
†Merit Medical Systems	1,468	27,143
†Neogen	1,118	56,291
†NuVasive	2,412	117,344
†Nuvectra	338	1,829
†OraSure Technologies	113	817
†Orthofix International	627	26,033
†Quidel	1,563	26,977
ResMed	1,178	68,112
†RTI Surgical	2,100	8,400
†SeaSpine Holdings	660	9,662
St. Jude Medical	2,303	126,665
STERIS	2,981	211,800
Stryker	1,497	160,613
†SurModics	576	10,604
Teleflex	460	72,225
†Varian Medical Systems	886	70,898
†Vascular Solutions	1,441	46,876
West Pharmaceutical Services	1,197	82,976
Zimmer Biomet Holdings	1,278	136,273

		5,599,662

Health Care Providers & Services–3.50%
†Acadia Healthcare	982	54,118
Aceto	1,439	33,903
†Addus HomeCare	433	7,443
Aetna	5,547	623,205
†Air Methods	1,958	70,919
†Almost Family	435	16,199
†Amedisys	1,799	86,964
AmerisourceBergen	539	46,650
†AMN Healthcare Services	2,831	95,150
†Amsurg	3,005	224,173
Anthem	4,253	591,124
†BioScrip	3,413	7,304
†BioTelemetry	1,207	14,098

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living	6,137	$97,456
†Capital Senior Living	1,634	30,262
Cardinal Health	2,483	203,482
†Centene	5,869	361,382
Chemed	548	74,227
Cigna	2,079	285,322
†Civitas Solutions	297	5,177
†Community Health Systems	5,888	108,987
†CorVel	1,834	72,296
†Cross Country Healthcare	2,183	25,388
†DaVita HealthCare Partners	4,672	342,831
Ensign Group	2,295	51,959
†Envision Healthcare Holdings	5,710	116,484
†ExamWorks Group	2,232	65,978
†Express Scripts Holding	10,582	726,878
†Five Star Quality Care	2,200	5,038
†Hanger	1,874	12,181
†HCA Holdings	1,264	98,655
HealthSouth	3,457	130,087
†Healthways	1,928	19,454
†Henry Schein	612	105,650
Humana	3,461	633,190
Kindred Healthcare	3,711	45,831
†Laboratory Corp of America Holdings	1,870	219,033
Landauer	434	14,352
†LHC Group	696	24,750
†LifePoint Health	1,928	133,514
†Magellan Health	1,133	76,965
McKesson	1,741	273,772
†MEDNAX	2,082	134,539
†Molina Healthcare	2,483	160,129
National HealthCare	926	57,690
National Research Class A	927	14,415
Owens & Minor	2,785	112,570
Patterson	3,670	170,765
†PharMerica	1,180	26,090
†Premier Class A	805	26,855
†Providence Service	766	39,120
@Quest Diagnostics	3,174	226,782
†RadNet	1,663	8,032
Select Medical Holdings	5,818	68,711
†Surgical Care Affiliates	2,191	101,399
†Team Health Holdings	2,142	89,557
†Tenet Healthcare	3,904	112,943
†Triple-S Management Class B	1,017	25,283
U.S. Physical Therapy	459	22,826
UnitedHealth Group	9,093	1,172,088
Universal American	6,344	45,296
Universal Health Services Class B	2,524	314,793
†VCA	2,976	171,685

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	1,953	$181,141

		9,514,540

Health Care Technology–0.23%
†Allscripts Healthcare Solutions	7,664	101,241
†athenahealth	415	57,594
†Cerner	1,363	72,184
Computer Programs & Systems	313	16,314
†HealthStream	1,113	24,586
†HMS Holdings	3,082	44,227
†IMS Health Holdings	7,162	190,151
†Omnicell	1,644	45,818
Quality Systems	2,697	41,102
†Veeva Systems Class A	886	22,185

		615,402

Hotels, Restaurants & Leisure–2.38%
Aramark	5,347	177,093
†Belmond	4,526	42,952
†Biglari Holdings	51	18,957
†BJ’s Restaurants	1,462	60,775
Bloomin’ Brands	7,460	125,850
Bob Evans Farms	924	43,142
†Bravo Brio Restaurant Group	1,400	10,850
Brinker International	1,499	68,879
†Buffalo Wild Wings	727	107,683
Carnival	5,073	267,702
†Carrols Restaurant Group	2,066	29,833
Cheesecake Factory	2,669	141,697
†Chipotle Mexican Grill	288	135,639
Choice Hotels International	1,045	56,482
Churchill Downs	487	72,018
†Chuy’s Holdings	608	18,891
ClubCorp Holdings	3,226	45,293
Cracker Barrel Old Country Store	866	132,212
Darden Restaurants	3,715	246,305
†Dave & Buster’s Entertainment	1,952	75,699
†Del Frisco’s Restaurant Group	884	14,657
†Denny’s	2,378	24,636
†Diamond Resorts International	4,038	98,123
DineEquity	1,438	134,352
Domino’s Pizza	603	79,512
Dunkin’ Brands Group	2,061	97,217
†Fiesta Restaurant Group	1,238	40,582
Hilton Worldwide Holdings	5,751	129,513
†Hyatt Hotels Class A	294	14,550
International Speedway Class A	1,377	50,825
Interval Leisure Group	2,546	36,764
†Intrawest Resorts Holdings	422	3,608
Jack in the Box	768	49,052
†Krispy Kreme Doughnuts	2,791	43,512
†La Quinta Holdings	5,741	71,763

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands	2,203	$113,851
Marcus	1,216	23,043
Marriott International Class A	797	56,730
Marriott Vacations Worldwide	1,376	92,880
McDonald’s	4,575	574,986
†MGM Resorts International	12,285	263,390
†Norwegian Cruise Line Holdings	5,044	278,883
†Panera Bread Class A	264	54,075
Papa John’s International	1,296	70,230
†Papa Murphy’s Holdings	207	2,474
†Penn National Gaming	896	14,954
†Pinnacle Entertainment	1,797	63,075
†Popeyes Louisiana Kitchen	747	38,889
†Red Robin Gourmet Burgers	617	39,778
Royal Caribbean Cruises	1,899	156,003
†Ruby Tuesday	2,748	14,784
Ruth’s Hospitality Group	1,938	35,679
SeaWorld Entertainment	4,961	104,479
Six Flags Entertainment	1,917	106,374
Sonic	1,631	57,346
Speedway Motorsports	3,931	77,952
Starbucks	7,364	439,631
Starwood Hotels & Resorts Worldwide	2,315	193,140
Texas Roadhouse	1,553	67,680
Vail Resorts	1,003	134,101
Wendy’s	13,624	148,365
Wyndham Worldwide	3,214	245,646
Wynn Resorts	844	78,855
Yum Brands	2,149	175,896

		6,489,787

Household Durables–1.18%
Bassett Furniture Industries	722	23,003
CalAtlantic Group	7,482	250,048
†Cavco Industries	296	27,664
†Century Communities	209	3,568
CSS Industries	543	15,166
DR Horton	8,041	243,079
Ethan Allen Interiors	1,232	39,202
Flexsteel Industries	419	18,302
Garmin	2,987	119,361
†GoPro	2,100	25,116
†Green Brick Partners	3,200	24,288
Harman International Industries	1,590	141,574
†Helen of Troy	1,096	113,644
Hooker Furniture	602	19,776
†Installed Building Products	1,531	40,740
†iRobot	1,127	39,783
KB Home	4,086	58,348
La-Z-Boy	2,223	59,443
Leggett & Platt	1,256	60,790
Lennar	3,991	193,005

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar	300	$11,613
Libbey	1,451	26,989
Lifetime Brands	785	11,830
†M/I Homes	1,091	20,347
MDC Holdings	2,165	54,255
†Meritage Homes	1,757	64,060
†Mohawk Industries	1,228	234,425
NACCO Industries Class A	326	18,716
Newell Rubbermaid	2,465	109,175
†NVR	36	62,366
PulteGroup	8,265	154,638
†Skullcandy	1,057	3,763
†Taylor Morrison Home Class A	734	10,364
†Tempur Sealy International	2,133	129,665
†Toll Brothers	4,515	133,238
†TopBuild	748	22,246
†TRI Pointe Homes	7,163	84,380
Tupperware Brands	1,115	64,648
†Universal Electronics	767	47,546
†WCI Communities	1,500	27,870
Whirlpool	2,134	384,846
†William Lyon Homes Class A	1,617	23,430
†ZAGG	980	8,830

		3,225,140

Household Products–1.02%
†Central Garden & Pet Class A	1,616	26,325
Church & Dwight	1,210	111,538
Clorox	643	81,057
Colgate-Palmolive	4,245	299,909
Energizer Holdings	1,824	73,890
†HRG Group	9,280	129,270
Kimberly-Clark	1,206	162,219
Oil-Dri Corp of America	282	9,526
Orchids Paper Products	536	14,745
Procter & Gamble	20,761	1,708,838
Spectrum Brands Holdings	931	101,740
WD-40	428	46,228

		2,765,285

Independent Power & Renewable Electricity Producers–0.22%
AES	4,966	58,599
†Calpine	13,776	208,982
†Dynegy	5,339	76,721
NRG Energy	8,975	116,765
NRG Yield Class A	911	12,362
NRG Yield Class C	1,315	18,726
Ormat Technologies	1,627	67,097
Pattern Energy Group	2,357	44,948
†Talen Energy	575	5,175

		609,375

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–0.86%
3M	3,068	$511,221
Carlisle	1,580	157,210
Danaher	4,252	403,345
General Electric	35,827	1,138,940
Raven Industries	1,213	19,432
Roper Technologies	558	101,986

		2,332,134

Insurance–4.00%
Aflac	5,068	319,994
†Alleghany	230	114,126
Allied World Assurance Holdings	3,620	126,483
Allstate	4,588	309,094
†Ambac Financial Group	1,994	31,505
American Equity Investment Life Holding	3,611	60,665
American Financial Group	1,526	107,385
American International Group	9,930	536,717
American National Insurance & Co.	1,417	163,663
AMERISAFE	740	38,880
AmTrust Financial Services	9,424	243,893
Aon	1,213	126,698
†Arch Capital Group	1,807	128,478
Argo Group International Holdings	1,235	70,877
Arthur J. Gallagher	2,934	130,504
Aspen Insurance Holdings	2,106	100,456
Assurant	1,111	85,714
Assured Guaranty	7,059	178,593
Axis Capital Holdings	1,423	78,920
Baldwin & Lyons	771	18,974
Brown & Brown	5,043	180,539
Chubb	3,603	429,297
Cincinnati Financial	2,419	158,106
CNA Financial	800	25,744
CNO Financial Group	6,176	110,674
Donegal Group Class A	996	14,322
EMC Insurance Group	1,480	37,962
Employers Holdings	1,421	39,987
Endurance Specialty Holdings	2,578	168,447
†Enstar Group	617	100,312
Erie Indemnity Class A	2,343	217,876
Everest Re Group	636	125,565
FBL Financial Group Class A	1,968	121,071
Federated National Holding	630	12,386
Fidelity & Guaranty Life	1,767	46,366
First American Financial	5,302	202,059
FNF Group	1,654	56,071
†Genworth Financial	22,919	62,569
†Global Indemnity	541	16,841
†Greenlight Capital Re Class A	1,363	29,700
†Hallmark Financial Services	1,100	12,650
Hanover Insurance Group	1,976	178,275

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	2,695	$124,186
HCI Group	483	16,084
Heritage Insurance Holdings	721	11,514
Horace Mann Educators	2,038	64,584
@Infinity Property & Casualty	1,468	118,174
Kemper	2,270	67,124
Loews	5,231	200,138
Maiden Holdings	3,263	42,223
†Markel	206	183,663
Marsh & McLennan	2,988	181,641
†MBIA	8,307	73,517
Mercury General	1,832	101,676
MetLife	6,327	278,008
National General Holdings	3,502	75,608
National Interstate	1,069	31,984
National Western Life Group Class A	202	46,587
†Navigators Group	714	59,883
Old Republic International	8,259	150,975
OneBeacon Insurance Group Class A	1,009	12,845
Primerica	2,409	107,273
Principal Financial Group	7,082	279,385
ProAssurance	1,765	89,309
Progressive	8,629	303,223
Prudential Financial	3,201	231,176
Reinsurance Group of America	971	93,459
RenaissanceRe Holdings	847	101,496
RLI	1,201	80,299
Safety Insurance Group	893	50,955
@Selective Insurance Group	2,533	92,733
State Auto Financial	3,462	76,372
Stewart Information Services	985	35,736
Torchmark	1,866	101,063
Travelers	6,113	713,448
United Fire Group	2,582	113,143
United Insurance Holdings	739	14,196
Universal Insurance Holdings	1,971	35,084
Unum Group	3,594	111,126
Validus Holdings	3,221	151,999
W.R. Berkley	3,130	175,906
White Mountains Insurance Group	255	204,663
Willis Towers Watson	3,300	391,578
XL Group	4,395	161,736

		10,874,210

Internet & Catalog Retail–0.83%
†1-800-Flowers.com Class A	2,100	16,548
†Amazon.com	1,994	1,183,718
Blue Nile	451	11,595
†FTD	1,270	33,337
†Groupon	12,710	50,713
HSN	1,162	60,784
†Liberty Interactive Class A	10,557	266,564

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Liberty TripAdvisor Holdings Class A	3,183	$70,535
†Liberty Ventures Class A	501	19,599
†Netflix	475	48,559
Nutrisystem	969	20,223
PetMed Express	962	17,229
†Priceline Group	276	355,753
†Shutterfly	1,006	46,648
†TripAdvisor	970	64,505

		2,266,310

Internet Software & Services–1.58%
†Actua	2,754	24,924
†Akamai Technologies	1,712	95,136
†Alphabet Class A	1,168	891,067
†Alphabet Class C	1,233	918,523
†Angie’s List	1,639	13,227
†Bankrate	2,961	27,152
†Blucora	1,815	9,365
†Cimpress	694	62,939
†comScore	172	5,167
†CoStar Group	176	33,118
†DHI Group	3,155	25,461
EarthLink Holdings	3,450	19,561
†eBay	5,982	142,731
†Envestnet	932	25,350
†Everyday Health	492	2,755
†Facebook Class A	7,131	813,647
†GrubHub	2,251	56,568
†GTT Communications	2,055	33,990
InterActiveCorp	2,991	140,816
†Internap	5,106	13,939
†Intralinks Holdings	2,547	20,070
j2 Global	1,878	115,647
†Limelight Networks	3,333	6,033
†LinkedIn Class A	207	23,670
†Liquidity Services	1,758	9,106
†Monster Worldwide	4,043	13,180
NIC	2,221	40,045
†QuinStreet	4,100	14,022
†Rackspace Hosting	5,023	108,447
Reis	689	16,226
†RetailMeNot	672	5,383
†Shutterstock	570	20,936
†TechTarget	112	831
†Twitter	738	12,214
†United Online	821	9,474
†VeriSign	823	72,868
†Web.com Group	3,670	72,739
†WebMD Health	1,073	67,202
†XO Group	950	15,247
†Yahoo	6,070	223,437
†Yelp	544	10,815

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Zillow Group	1,765	$45,096
†Zillow Group Class C	864	20,503

		4,298,627

IT Services–2.95%
Accenture Class A	3,128	360,971
†Acxiom	2,587	55,465
†Alliance Data Systems	677	148,940
Amdocs	2,497	150,869
Automatic Data Processing	1,915	171,795
†Blackhawk Network Holdings Class A	2,741	94,016
Booz Allen Hamilton Holding	3,854	116,699
Broadridge Financial Solutions	1,313	77,874
†CACI International Class A	1,074	114,596
†Cardtronics	3,683	132,551
Cass Information Systems	511	26,751
†Ciber	3,950	8,335
†Cognizant Technology Solutions Class A	4,680	293,436
Computer Sciences	3,261	112,146
Convergys	3,779	104,943
†CoreLogic	3,646	126,516
CSG Systems International	2,104	95,017
CSRA	5,233	140,768
†Datalink	1,298	11,864
DST Systems	1,694	191,032
†EPAM Systems	830	61,976
†Euronet Worldwide	1,470	108,942
†Everi Holdings	5,686	13,021
†ExlService Holdings	1,299	67,288
Fidelity National Information Services	3,792	240,072
†Fiserv	1,265	129,764
†FleetCor Technologies	2,241	333,349
Forrester Research	1,302	43,760
†Gartner	612	54,682
†Genpact	1,570	42,688
Global Payments	1,432	93,510
Hackett Group	1,591	24,056
Heartland Payment Systems	2,620	253,013
International Business Machines	4,591	695,307
Jack Henry & Associates	738	62,413
Leidos Holdings	3,460	174,107
†Lionbridge Technologies	4,145	20,974
ManTech International Class A	1,079	34,517
MasterCard Class A	4,933	466,169
MAXIMUS	1,796	94,541
†MoneyGram International	2,316	14,174
Paychex	1,619	87,442
†PayPal Holdings	4,058	156,639
†Perficient	1,174	25,499
†PFSweb	867	11,375
Planet Payment	2,351	8,299

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Sabre	2,707	$78,286
Science Applications International	2,057	109,720
†Sykes Enterprises	1,657	50,008
†Syntel	2,786	139,105
TeleTech Holdings	2,679	74,369
†Teradata	2,209	57,964
Total System Services	5,104	242,848
Travelport Worldwide	2,178	29,751
†Unisys	1,659	12,774
†Vantiv Class A	1,729	93,159
†VeriFone Systems	4,122	116,405
†Virtusa	660	24,724
Visa Class A	8,499	650,004
Western Union	5,594	107,908
†WEX	1,580	131,709
Xerox	22,416	250,163

		8,021,058

Leisure Products–0.35%
Arctic Cat	1,161	19,505
Brunswick	3,860	185,203
Callaway Golf	2,987	27,241
Hasbro	1,150	92,115
Johnson Outdoors Class A	435	9,666
Mattel	7,514	252,621
†Nautilus	1,429	27,608
Polaris Industries	726	71,496
†Smith & Wesson Holding	3,020	80,392
Sturm Ruger & Co.	863	59,012
†Vista Outdoor	2,470	128,218

		953,077

Life Sciences Tools & Services–0.79%
†Affymetrix	3,515	49,245
Agilent Technologies	5,724	228,101
†Albany Molecular Research	1,179	18,027
†Bio-Rad Laboratories Class A	903	123,458
Bio-Techne	1,229	116,165
Bruker	3,588	100,464
†Cambrex	1,745	76,780
†Charles River Laboratories International	1,490	113,151
†Illumina	608	98,563
†Luminex	1,878	36,433
†Mettler-Toledo International	303	104,462
†PAREXEL International	1,473	92,401
PerkinElmer	2,403	118,852
†Quintiles Transnational Holdings	909	59,176
Thermo Fisher Scientific	4,719	668,163
†VWR	2,613	70,708
†Waters	603	79,548

		2,153,697

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–3.32%
Actuant Class A	1,957	$48,357
AGCO	3,953	196,464
Alamo Group	601	33,482
Albany International	1,561	58,678
Allison Transmission Holdings	8,189	220,939
Altra Industrial Motion	1,252	34,781
American Railcar Industries	879	35,802
Astec Industries	1,018	47,510
Barnes Group	2,731	95,667
†Blount International	4,486	44,770
Briggs & Stratton	1,714	40,999
Caterpillar	10,206	781,167
†Chart Industries	1,938	42,093
CIRCOR International	730	33,865
CLARCOR	2,174	125,635
†Colfax	4,126	117,962
Columbus McKinnon	891	14,042
†Commercial Vehicle Group	2,148	5,692
Crane	2,707	145,799
Cummins	3,114	342,353
Deere & Co.	3,326	256,069
Donaldson	4,271	136,288
Douglas Dynamics	1,115	25,545
Dover	3,431	220,716
EnPro Industries	730	42,106
ESCO Technologies	1,266	49,349
Federal Signal	3,041	40,324
Flowserve	3,622	160,853
Global Brass & Copper Holdings	881	21,981
Gorman-Rupp	1,846	47,867
Graco	1,747	146,678
Greenbrier	1,266	34,992
Harsco	4,621	25,184
Hillenbrand	3,787	113,421
Hurco	300	9,897
Hyster-Yale Materials Handling	834	55,544
IDEX	1,828	151,505
Illinois Tool Works	2,173	222,602
Ingersoll-Rand	5,780	358,418
ITT	4,396	162,168
John Bean Technologies	968	54,605
Joy Global	4,273	68,667
@Kadant	478	21,586
Kennametal	3,533	79,457
L. B. Foster Class A	762	13,838
Lincoln Electric Holdings	2,306	135,062
Lindsay	431	30,864
†Lydall	1,558	50,666
Manitowoc	5,020	21,737
†Manitowoc Foodservice	5,020	73,995
†Meritor	2,742	22,101
†Middleby	423	45,164

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Miller Industries	637	$12,918
Mueller Industries	2,215	65,165
Mueller Water Products Class A	8,239	81,401
NN	1,515	20,725
Nordson	1,577	119,915
Omega Flex	460	15,999
Oshkosh	3,738	152,772
PACCAR	6,522	356,688
Parker-Hannifin	3,011	334,462
Pentair	3,894	211,288
†Proto Labs	947	73,004
†RBC Bearings	908	66,520
†Rexnord	5,450	110,199
Snap-on	1,285	201,732
SPX	1,543	23,176
†SPX FLOW	1,543	38,698
Standex International	693	53,922
Stanley Black & Decker	3,315	348,771
Sun Hydraulics	1,373	45,570
Tennant	1,073	55,238
Terex	6,371	158,510
Timken	2,756	92,298
Titan International	2,511	13,509
Toro	1,212	104,377
†TriMas	2,338	40,962
Trinity Industries	7,615	139,431
Valmont Industries	893	110,589
†Wabash National	3,313	43,732
†WABCO Holdings	640	68,429
Wabtec	2,136	169,363
Watts Water Technologies Class A	935	51,547
Woodward	2,449	127,397
Xylem	3,972	162,455

		9,036,068

Marine–0.09%
†Kirby	2,392	144,214
Matson	2,411	96,850

		241,064

Media–3.87%
AMC Entertainment Holdings	836	23,400
†AMC Networks Class A	808	52,472
Cable One	398	173,978
Cablevision Systems Class A	4,630	152,790
†Carmike Cinemas	952	28,598
CBS Class B	4,223	232,645
†Charter Communications Class A	419	84,818
Cinemark Holdings	6,048	216,700
Comcast Class A	48,255	2,947,415
†Crown Media Holdings Class A	7,655	38,887
†Discovery Communications Class A	1,523	43,603

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Discovery Communications Class C	3,195	$86,265
†DISH Network Class A	1,245	57,594
†DreamWorks Animation SKG Class A	2,769	69,087
†Entercom Communications Class A	1,617	17,108
Entravision Communications Class A	4,034	30,013
EW Scripps Class A	2,389	37,244
Gannett	4,323	65,450
†Gray Television	2,927	34,304
Interpublic Group	3,749	86,040
John Wiley & Sons Class A	2,152	105,211
Journal Media Group	1,300	15,548
†Liberty Broadband Class A	289	16,808
†Liberty Broadband Class C	826	47,867
†Liberty Media	1,616	62,426
†Liberty Media Class C	3,281	124,973
Lions Gate Entertainment	1,646	35,965
†Live Nation Entertainment	7,301	162,885
†Madison Square Garden Class A	1,252	208,283
†Media General	5,975	97,452
Meredith	2,878	136,705
†MSG Networks	1,805	31,208
National CineMedia	1,816	27,621
New Media Investment Group	1,344	22,364
New York Times Class A	5,350	66,661
News Class A	5,632	71,921
News Class B	3,085	40,876
Nexstar Broadcasting Group Class A	1,017	45,023
Omnicom Group	1,610	134,000
†Radio One Class D	4,509	6,448
†Reading International Class A	1,404	16,820
Regal Entertainment Group Class A	2,450	51,793
Saga Communications Class A	635	25,438
Scholastic	1,447	54,074
Scripps Networks Interactive Class A	1,051	68,841
Sinclair Broadcast Group Class A	3,808	117,096
†Sirius XM Holdings	11,685	46,156
†Starz	2,034	53,555
TEGNA	6,136	143,951
Time	5,270	81,369
Time Warner	12,501	906,948
Time Warner Cable	3,836	784,922
Twenty-First Century Fox Class A	10,541	293,883
Twenty-First Century Fox Class B	3,842	108,344
Viacom Class B	8,407	347,041
Walt Disney	15,011	1,490,742

		10,529,629

Metals & Mining–0.85%
Alcoa	19,348	185,354
Allegheny Technologies	5,267	85,852
Carpenter Technology	2,176	74,484
†Century Aluminum	3,850	27,143

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Cliffs Natural Resources	3,601	$10,803
†Coeur Mining	2,410	13,544
Commercial Metals	5,148	87,362
Compass Minerals International	1,855	131,445
Ferroglobe	4,379	38,579
Freeport-McMoRan	13,958	144,326
Haynes International	793	28,945
Kaiser Aluminum	589	49,794
Materion	886	23,461
Newmont Mining	13,016	345,965
Nucor	6,617	312,984
†Real Industry	1,000	8,700
Reliance Steel & Aluminum	2,776	192,071
Royal Gold	2,168	111,197
Schnitzer Steel Industries	1,849	34,096
Southern Copper	1,449	40,152
Steel Dynamics	4,360	98,144
†Stillwater Mining	6,473	68,937
SunCoke Energy	2,834	18,421
TimkenSteel	1,111	10,110
United States Steel	5,656	90,779
Worthington Industries	2,328	82,970

		2,315,618

Multiline Retail–0.79%
Big Lots	3,892	176,269
†Burlington Stores	1,682	94,596
Dillard’s Class A	1,630	138,403
Dollar General	2,824	241,734
†Dollar Tree	1,535	126,576
Fred’s Class A	1,654	24,661
†J.C. Penney	11,378	125,841
Kohl’s	7,841	365,469
Macy’s	4,309	189,984
Nordstrom	2,036	116,480
Target	6,526	536,959

		2,136,972

Multi-Utilities–0.61%
Alliant Energy	837	62,172
Ameren	1,791	89,729
Avista	1,450	59,131
Black Hills	1,344	80,815
CenterPoint Energy	3,594	75,186
CMS Energy	2,051	87,044
Consolidated Edison	1,137	87,117
Dominion Resources	2,307	173,302
DTE Energy	1,320	119,671
MDU Resources Group	3,603	70,114
NiSource	2,352	55,413
NorthWestern	889	54,896
PG&E	1,900	113,468

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	1,961	$92,442
SCANA	1,055	74,008
Sempra Energy	914	95,102
TECO Energy	4,083	112,405
Vectren	1,526	77,155
WEC Energy Group	1,223	73,466

		1,652,636

Oil, Gas & Consumable Fuels–5.39%
Alon USA Energy	3,142	32,425
Anadarko Petroleum	3,251	151,399
†Antero Resources	2,341	58,221
Apache	2,588	126,320
†Bill Barrett	1,360	8,459
†Bonanza Creek Energy	2,878	4,576
Cabot Oil & Gas	5,045	114,572
California Resources	528	544
†Callon Petroleum	3,548	31,400
†Carrizo Oil & Gas	2,661	82,278
†Cheniere Energy	1,742	58,932
Cheniere Energy Partners Holdings	654	11,811
Chesapeake Energy	16,538	68,137
Chevron	15,690	1,496,826
Cimarex Energy	1,047	101,842
†Clayton Williams Energy	850	7,582
†Clean Energy Fuels	3,382	9,909
†Cloud Peak Energy	4,877	9,510
†Cobalt International Energy	20,470	60,796
Columbia Pipeline Group	2,707	67,946
†Concho Resources	1,430	144,487
ConocoPhillips	8,613	346,846
CONSOL Energy	3,823	43,162
†Contango Oil & Gas	934	11,012
†Continental Resources	2,128	64,606
CVR Energy	1,979	51,652
Delek U.S. Holdings	2,755	41,986
Denbury Resources	6,137	13,624
Devon Energy	6,067	166,478
DHT Holdings	4,056	23,363
†Diamondback Energy	929	71,700
†Dorian LPG	1,500	14,100
Energen	1,454	53,202
EnLink Midstream	3,682	41,423
EOG Resources	8,714	632,462
†EP Energy Class A	5,898	26,659
EQT	1,126	75,735
Exxon Mobil	50,417	4,214,357
GasLog	4,669	45,476
Green Plains	1,678	26,781
†Gulfport Energy	4,295	121,720
Hess	4,223	222,341
HollyFrontier	4,050	143,046

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan	12,987	$231,948
†Kosmos Energy	9,718	56,559
†Laredo Petroleum	10,856	86,088
Marathon Oil	9,997	111,367
Marathon Petroleum	9,834	365,628
†Matador Resources	2,842	53,884
†Memorial Resource Development	9,471	96,415
Murphy Oil	5,951	149,906
†Newfield Exploration	2,207	73,383
Noble Energy	6,318	198,448
†Northern Oil and Gas	4,490	17,915
†Oasis Petroleum	1,204	8,765
Occidental Petroleum	2,877	196,873
ONEOK	3,218	96,089
Panhandle Oil and Gas Class A	655	11,338
†Par Pacific Holdings	1,426	26,752
†Parsley Energy Class A	4,190	94,694
PBF Energy	3,782	125,562
†PDC Energy	1,478	87,867
Peabody Energy	240	557
Phillips 66	8,474	733,764
Pioneer Natural Resources	1,420	199,851
QEP Resources	5,870	82,826
Range Resources	2,500	80,950
†Renewable Energy Group	2,053	19,380
†REX American Resources	304	16,863
†Rice Energy	6,040	84,318
†Ring Energy	1,091	5,510
†RSP Permian	3,474	100,885
Scorpio Tankers	8,015	46,727
SemGroup Class A	2,030	45,472
Ship Finance International	3,968	55,116
SM Energy	3,009	56,389
†Southwestern Energy	12,856	103,748
Spectra Energy	2,602	79,621
†Stone Energy	4,400	3,476
†Synergy Resources	7,105	55,206
Targa Resources	2,481	74,083
Teekay	3,211	27,807
Teekay Tankers Class A	3,937	14,449
Tesoro	5,098	438,479
†Triangle Petroleum	5,378	2,916
Valero Energy	9,585	614,782
†W&T Offshore	4,202	9,202
Western Refining	5,186	150,861
†Whiting Petroleum	9,496	75,778
Williams	7,087	113,888
World Fuel Services	2,351	114,212
†WPX Energy	9,227	64,497

		14,660,797

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–0.21%
†Boise Cascade	1,720	$35,638
†Clearwater Paper	1,000	48,510
Deltic Timber	400	24,060
Domtar	2,784	112,752
KapStone Paper and Packaging	4,265	59,070
†Louisiana-Pacific	4,745	81,234
Mercer International	3,828	36,175
Neenah Paper	984	62,641
P.H. Glatfelter	2,023	41,937
†Resolute Forest Products	4,585	25,263
Schweitzer-Mauduit International	1,350	42,498

		569,778

Personal Products–0.29%
Avon Products	7,774	37,393
Coty Class A	784	21,819
Edgewell Personal Care	2,294	184,736
Estee Lauder Class A	1,109	104,590
†Herbalife	1,198	73,749
Inter Parfums	2,393	73,944
Medifast	651	19,654
Nu Skin Enterprises Class A	2,851	109,051
†Nutraceutical International	800	19,480
†Revlon Class A	2,272	82,724
†USANA Health Sciences	589	71,516

		798,656

Pharmaceuticals–3.17%
†Akorn	1,892	44,519
†Allergan	3,051	817,760
†Amphastar Pharmaceuticals	1,800	21,600
†Assembly Biosciences	746	3,745
Bristol-Myers Squibb	5,541	353,959
†Catalent	4,136	110,307
†Depomed	4,076	56,779
Eli Lilly & Co.	4,416	317,996
†Endo International	3,154	88,785
†Horizon Pharma	5,290	87,655
†Impax Laboratories	2,344	75,055
†Jazz Pharmaceuticals	468	61,097
Johnson & Johnson	20,421	2,209,552
†Lannett	1,820	32,633
†Lipocine	800	8,120
†Mallinckrodt	1,660	101,725
†Medicines	3,666	116,469
Merck	21,217	1,122,591
†Mylan	4,628	214,508
†Nektar Therapeutics	1,797	24,709
Perrigo	1,147	146,736
Pfizer	73,821	2,188,054
Phibro Animal Health Class A	601	16,251
†Prestige Brands Holdings	2,336	124,719

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Sagent Pharmaceuticals	1,088	$13,241
†SciClone Pharmaceuticals	2,470	27,170
†Sucampo Pharmaceuticals Class A	1,472	16,089
†Supernus Pharmaceuticals	1,662	25,345
†Taro Pharmaceutical Industries	718	102,853
Zoetis	2,357	104,486

		8,634,508

Professional Services–0.64%
†Advisory Board	1,391	44,860
†CBIZ	2,316	23,368
CDI	963	6,048
CEB	1,233	79,812
†CRA International	465	9,133
Dun & Bradstreet	779	80,299
Equifax	1,093	124,919
Exponent	950	48,459
†Franklin Covey	769	13,527
†FTI Consulting	1,858	65,978
†GP Strategies	1,061	29,071
Heidrick & Struggles International	849	20,121
†Huron Consulting Group	889	51,731
†ICF International	1,623	55,782
†IHS Class A	1,115	138,438
Insperity	1,129	58,403
Kelly Services Class A	1,930	36,902
Kforce	1,334	26,120
Korn/Ferry International	1,988	56,241
ManpowerGroup	1,630	132,715
†Mistras Group	1,280	31,706
†Navigant Consulting	2,107	33,312
Nielsen Holdings	2,553	134,441
†On Assignment	2,338	86,319
Resources Connection	1,629	25,347
Robert Half International	1,469	68,426
†RPX	2,409	27,125
†TriNet Group	2,353	33,766
†TrueBlue	2,288	59,831
†Verisk Analytics Class A	1,563	124,915
†Volt Information Sciences	1,104	8,313
VSE	95	6,450

		1,741,878

Real Estate Management & Development–0.41%
Alexander & Baldwin	2,665	97,752
†Altisource Portfolio Solutions	551	13,307
†AV Homes	1,200	13,632
†CBRE Group Class A	9,949	286,730
Consolidated-Tomoka Land	242	11,166
†Forestar Group	2,419	31,544
†FRP Holdings	425	15,130
†Howard Hughes	1,519	160,847

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
Jones Lang LaSalle	997	$116,968
Kennedy-Wilson Holdings	3,960	86,724
†Marcus & Millichap	1,782	45,245
RE/MAX Holdings	783	26,857
†Realogy Holdings	4,990	180,189
†St. Joe	647	11,096
†Tejon Ranch	1,057	21,742

		1,118,929

Road & Rail–1.48%
AMERCO	572	204,381
ArcBest	1,150	24,829
†Avis Budget Group	5,552	151,903
Celadon Group	1,233	12,922
†Covenant Transportation Group Class A	696	16,836
CSX	13,282	342,011
†Genesee & Wyoming	2,158	135,307
Heartland Express	4,191	77,743
†Hertz Global Holdings	24,597	259,006
JB Hunt Transport Services	1,269	106,901
Kansas City Southern	2,375	202,944
Knight Transportation	4,095	107,084
Landstar System	1,174	75,852
Marten Transport	1,652	30,925
Norfolk Southern	6,131	510,406
†Old Dominion Freight Line	2,341	162,980
†P.A.M. Transportation Services	1,138	35,050
†Roadrunner Transportation Systems	1,695	21,120
Ryder System	2,958	191,619
†Saia	1,113	31,331
†Swift Transportation	5,091	94,845
Union Pacific	13,542	1,077,266
Universal Truckload Services	1,605	26,434
†USA Truck	643	12,114
Werner Enterprises	3,587	97,423
†YRC Worldwide	1,800	16,776

		4,026,008

Semiconductors & Semiconductor Equipment–3.36%
†Advanced Energy Industries	1,602	55,734
†Alpha & Omega Semiconductor	504	5,972
†Amkor Technology	10,511	61,910
Analog Devices	2,112	125,009
Applied Materials	16,985	359,742
Atmel	10,551	85,674
†Axcelis Technologies	3,317	9,288
Broadcom	2,690	415,605
Brooks Automation	3,851	40,050
Cabot Microelectronics	940	38,455
†Cascade Microtech	700	14,434
†Cavium	413	25,259

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CEVA	1,455	$32,737
†Cirrus Logic	3,530	128,527
Cohu	1,543	18,331
†Cree	3,952	115,003
†Cypress Semiconductor	11,087	96,013
†Diodes	2,152	43,255
†DSP Group	1,135	10,351
†Entegris	5,446	74,175
†Exar	2,144	12,328
†Fairchild Semiconductor International	7,948	158,960
†First Solar	1,490	102,020
†FormFactor	2,232	16,227
†Integrated Device Technology	7,414	151,542
Intel	94,540	3,058,369
Intersil Class A	4,401	58,841
IXYS	1,526	17,122
KLA-Tencor	2,498	181,879
†Kulicke & Soffa Industries	3,123	35,352
Lam Research	2,638	217,899
†Lattice Semiconductor	3,916	22,243
Linear Technology	2,206	98,299
†M/A-COM Technology Solutions Holdings	2,103	92,090
Marvell Technology Group	17,191	177,239
Maxim Integrated Products	6,113	224,836
†MaxLinear Class A	265	4,903
Microchip Technology	4,498	216,804
†Micron Technology	22,602	236,643
†Microsemi	3,086	118,225
MKS Instruments	2,064	77,710
†Nanometrics	804	12,735
†NeoPhotonics	1,612	22,632
NVE	106	5,992
NVIDIA	8,978	319,886
†ON Semiconductor	18,275	175,257
†PDF Solutions	980	13,112
†Photronics	2,966	30,876
Power Integrations	630	31,286
†Qorvo	2,087	105,206
†Rambus	3,870	53,213
†Rudolph Technologies	1,382	18,878
†Semtech	2,224	48,906
†Sigma Designs	1,840	12,512
†Silicon Laboratories	1,541	69,283
Skyworks Solutions	2,564	199,736
†SunPower	4,083	91,214
†Synaptics	1,672	133,325
Teradyne	7,963	171,921
Tessera Technologies	2,825	87,575
Texas Instruments	5,615	322,413
†Ultratech	1,171	25,575
†Veeco Instruments	1,813	35,317

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Xcerra	3,827	$24,952
Xilinx	1,886	89,453

		9,136,310

Software–2.60%
†ACI Worldwide	3,724	77,422
Activision Blizzard	2,833	95,869
†Adobe Systems	1,655	155,239
American Software Class A	1,038	9,342
†ANSYS	1,478	132,222
†Aspen Technology	2,177	78,655
†Autodesk	832	48,514
†AVG Technologies	1,738	36,063
†Barracuda Networks	1,654	25,472
Blackbaud	866	54,463
@CA	9,584	295,091
†Cadence Design Systems	2,196	51,782
CDK Global	1,613	75,085
†Citrix Systems	1,638	128,714
Ebix	1,122	45,766
†Electronic Arts	1,721	113,775
†Ellie Mae	1,241	112,484
†EnerNOC	2,209	16,523
Epiq Systems	1,906	28,628
Fair Isaac	869	92,192
†FireEye	1,388	24,970
†Fortinet	636	19,481
†Glu Mobile	4,125	11,633
†Guidewire Software	792	43,148
Intuit	1,250	130,013
†Manhattan Associates	1,618	92,016
Mentor Graphics	4,552	92,542
Microsoft	42,391	2,341,255
†MicroStrategy	344	61,824
Monotype Imaging Holdings	1,326	31,718
†NetSuite	231	15,821
†Nuance Communications	3,440	64,294
Oracle	25,592	1,046,969
†Paycom Software	1,636	58,242
Pegasystems	2,820	71,572
†Progress Software	1,691	40,787
†PTC	1,064	35,282
QAD Class A	624	13,260
†Qualys	600	15,186
†Red Hat	1,348	100,439
†Rovi	3,660	75,067
†salesforce.com	772	56,997
†ServiceNow	444	27,164
†Silver Spring Networks	2,022	29,825
†Splunk	369	18,055
SS&C Technologies Holdings	1,077	68,303
Symantec	14,983	275,388

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	2,028	$65,586
†Synopsys	2,397	116,111
†Tableau Software Class A	208	9,541
†Take-Two Interactive Software	790	29,759
†Tangoe	146	1,152
†Telenav	2,040	12,036
†TiVo	4,333	41,207
†Tyler Technologies	267	34,339
†Ultimate Software Group	359	69,467
†VASCO Data Security International	611	9,409
†Verint Systems	1,692	56,479
†VMware Class A	307	16,059
†Workday Class A	310	23,820
†Zynga Class A	26,577	60,596

		7,080,113

Specialty Retail–3.07%
Aaron’s	3,215	80,697
Abercrombie & Fitch	2,976	93,863
Advance Auto Parts	676	108,390
American Eagle Outfitters	11,096	184,970
†America’s Car-Mart	623	15,575
†Asbury Automotive Group	1,686	100,890
†Ascena Retail Group	6,778	74,965
†AutoNation	3,062	142,934
†AutoZone	117	93,213
Barnes & Noble	3,386	41,851
†Barnes & Noble Education	2,352	23,050
†Bed Bath & Beyond	5,651	280,516
Best Buy	9,485	307,693
Big 5 Sporting Goods	952	10,577
Buckle	1,237	41,897
†Build-A-Bear Workshop	1,134	14,731
†Cabela’s	3,342	162,722
Caleres	1,935	54,741
†CarMax	5,650	288,715
Cato Class A	1,385	53,392
Chico’s FAS	4,630	61,440
Children’s Place	1,185	98,912
Citi Trends	672	11,982
†Conn’s	1,428	17,793
CST Brands	3,810	145,885
†Destination XL Group	2,180	11,271
Dick’s Sporting Goods	3,488	163,064
DSW Class A	3,958	109,399
†Express	5,117	109,555
Finish Line Class A	1,965	41,461
†Five Below	1,510	62,423
Foot Locker	4,099	264,385
†Francesca’s Holdings	2,149	41,175
GameStop Class A	5,215	165,472
Gap	5,548	163,111

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Genesco	979	$70,733
GNC Holdings	4,575	145,256
Group 1 Automotive	1,049	61,566
Guess	4,809	90,265
Haverty Furniture	1,170	24,757
†Hibbett Sports	1,445	51,875
Home Depot	6,317	842,877
Kirkland’s	1,522	26,650
L Brands	954	83,771
Lithia Motors Class A	1,180	103,049
Lowe’s	4,559	345,344
†MarineMax	1,717	33,430
†Michaels	1,616	45,200
Monro Muffler Brake	708	50,601
†Murphy USA	1,923	118,168
†Office Depot	29,000	205,900
†O’Reilly Automotive	492	134,641
Outerwall	714	26,411
Penske Automotive Group	3,989	151,183
Pier 1 Imports	4,414	30,942
Rent-A-Center	3,348	53,066
†Restoration Hardware Holdings	1,494	62,599
Ross Stores	2,018	116,842
†Sally Beauty Holdings	2,786	90,211
†Select Comfort	2,804	54,370
Shoe Carnival	2,309	62,251
Signet Jewelers	1,761	218,417
Sonic Automotive Class A	1,673	30,917
†Sportsman’s Warehouse Holdings	1,747	22,012
Stage Stores	1,354	10,913
Staples	9,501	104,796
Stein Mart	2,840	20,817
Tailored Brands	3,530	63,187
Tiffany & Co.	3,739	274,368
TJX	3,336	261,376
Tractor Supply	1,488	134,604
†Ulta Salon Cosmetics & Fragrance	588	113,919
†Urban Outfitters	5,845	193,411
†Vitamin Shoppe	1,290	39,938
†West Marine	1,342	12,199
Williams-Sonoma	995	54,466
Winmark	403	39,486
†Zumiez	1,182	23,545

		8,343,039

Technology Hardware, Storage & Peripherals–3.65%
Apple	63,616	6,933,508
†Avid Technology	1,312	8,869
†Cray	1,200	50,292
Diebold	3,640	105,232
†Electronics For Imaging	2,085	88,383
EMC	40,541	1,080,418

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise	31,225	$553,619
HP	7,046	86,807
Lexmark International Class A	2,738	91,531
†NCR	4,463	133,578
NetApp	6,473	176,648
†QLogic	3,713	49,903
SanDisk	2,380	181,070
Seagate Technology	3,282	113,065
†Super Micro Computer	1,844	62,844
Western Digital	4,548	214,848

		9,930,615

Textiles, Apparel & Luxury Goods–0.99%
Carter’s	744	78,403
Coach	5,149	206,423
Columbia Sportswear	1,752	105,278
†Crocs	4,340	41,751
Culp	857	22,471
†Deckers Outdoor	1,432	85,791
†Fossil Group	2,664	118,335
†G-III Apparel Group	2,017	98,611
Hanesbrands	3,615	102,449
†Iconix Brand Group	2,143	17,251
†Kate Spade	2,667	68,062
†lululemon athletica	1,188	80,439
†Michael Kors Holdings	8,500	484,160
Movado Group	888	24,447
NIKE Class B	5,604	344,478
Oxford Industries	918	61,717
†Perry Ellis International	696	12,813
PVH	1,210	119,863
Ralph Lauren	1,302	125,331
†Skechers U.S.A. Class A	1,484	45,188
†Steven Madden	2,310	85,562
†Tumi Holdings	2,630	70,537
†Under Armour Class A	598	50,728
†Unifi	789	18,076
†Vera Bradley	1,584	32,219
VF	1,510	97,788
†Vince Holding	501	3,171
Wolverine World Wide	4,658	85,800

		2,687,142

Thrifts & Mortgage Finance–0.54%
Astoria Financial	7,927	125,564
Bank Mutual	3,078	23,300
BankFinancial	1,093	12,919
†Beneficial Bancorp	4,148	56,786
†BofI Holding	2,791	59,560
Brookline Bancorp	3,522	38,777
Capitol Federal Financial	7,573	100,418
Charter Financial	652	8,802

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Clifton Bancorp	1,283	$19,399
Dime Community Bancshares	1,652	29,108
EverBank Financial	5,533	83,493
Federal Agricultural Mortgage Class C	554	20,902
First Defiance Financial	445	17,092
†Flagstar Bancorp	2,553	54,787
†HomeStreet	978	20,352
Kearny Financial	1,184	14,622
†LendingTree	300	29,334
Meridian Bancorp	2,076	28,898
Meta Financial Group	500	22,800
†MGIC Investment	3,265	25,043
New York Community Bancorp	7,159	113,828
†NMI Holdings Class A	2,601	13,135
Northfield Bancorp	2,269	37,302
Northwest Bancshares	4,507	60,890
OceanFirst Financial	1,255	22,188
Oritani Financial	1,953	33,142
†PennyMac Financial Services Class A	471	5,539
†PHH	2,650	33,231
Provident Financial Services	2,912	58,793
Radian Group	2,073	25,705
Territorial Bancorp	299	7,792
TrustCo Bank	5,644	34,203
United Community Financial	2,433	14,282
United Financial Bancorp	2,907	36,599
†Walker & Dunlop	1,799	43,662
Washington Federal	3,292	74,564
Waterstone Financial	984	13,461
WSFS Financial	1,365	44,390

		1,464,662

Tobacco–0.68%
†Alliance One International	554	9,728
Altria Group	9,768	612,063
Philip Morris International	6,303	618,387
Reynolds American	9,993	502,748
Universal	1,006	57,151
Vector Group	2,262	51,664

		1,851,741

Trading Companies & Distributors–0.64%
Air Lease	5,198	166,960
Applied Industrial Technologies	1,738	75,429
†Beacon Roofing Supply	2,365	96,989
†BMC Stock Holdings	2,386	39,655
†CAI International	1,223	11,814
†DXP Enterprises	500	8,780
Fastenal	2,673	130,977
GATX	1,878	89,205
H&E Equipment Services	1,569	27,505
†HD Supply Holdings	1,477	48,844

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Kaman	1,200	$51,228
†MRC Global	5,251	68,998
MSC Industrial Direct	1,779	135,755
†Rush Enterprises Class A	1,341	24,460
†Rush Enterprises Class B	547	9,988
TAL International Group	3,138	48,451
Textainer Group Holdings	1,155	17,140
†United Rentals	4,629	287,878
†Veritiv	492	18,332
W.W. Grainger	695	162,234
Watsco	837	112,777
†WESCO International	1,866	102,014
†Willis Lease Finance	616	13,299

		1,748,712

Transportation Infrastructure–0.03%
Macquarie Infrastructure	259	17,467
†Wesco Aircraft Holdings	5,108	73,504

		90,971

Water Utilities–0.13%
American States Water	1,485	58,450
American Water Works	1,625	112,011
Aqua America	1,702	54,158
California Water Service Group	2,214	59,158
Connecticut Water Service	380	17,138
Middlesex Water	539	16,628
SJW	602	21,883
York Water	500	15,260

		354,686

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.18%
†Boingo Wireless	459	$3,543
Shenandoah Telecommunications	2,679	71,663
Spok Holdings	803	14,061
†Sprint	18,459	64,237
Telephone & Data Systems	4,497	135,315
†T-Mobile U.S	4,216	161,473
†United States Cellular	894	40,847

		491,139

Total Common Stock (Cost $285,380,505)		270,926,097

RIGHTS–0.00%
†@=Dyax	1,518	1,685
†@Vince Holding exercise price $5.50, expiration date 4/14/16	501	133

Total Rights (Cost $1,685)		1,818

MONEY MARKET FUND–0.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,768,296	1,768,296

Total Money Market Fund (Cost $1,768,296)		1,768,296

TOTAL VALUE OF SECURITIES–100.23% (Cost $287,150,486)	272,696,211
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(615,858)

NET ASSETS APPLICABLE TO 28,566,424 SHARES OUTSTANDING–100.00%	$272,080,353

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $826,180, which represents 0.30% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $1,685, which represents 0.00% of the Fund’s net assets.

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$287,150,486

Aggregate unrealized appreciation	$15,903,652
Aggregate unrealized depreciation	(30,357,927)

Net unrealized depreciation	$(14,454,275)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$5,594,966	$—	$—	$5,594,966
Air Freight & Logistics	1,643,231	—	—	1,643,231
Airlines	2,879,272	—	—	2,879,272
Auto Components	2,757,286	—	—	2,757,286
Banks	19,118,808	53,406	—	19,172,214
Beverages	2,674,886	—	—	2,674,886
Biotechnology	4,063,101	—	—	4,063,101
Building Products	1,622,390	—	—	1,622,390
Capital Markets	5,177,521	—	—	5,177,521
Chemicals	7,176,306	—	—	7,176,306
Commercial Services & Supplies	4,476,882	—	—	4,476,882
Communications Equipment	4,879,329	—	—	4,879,329
Construction & Engineering	1,501,456	—	—	1,501,456
Construction Materials	572,219	—	—	572,219
Consumer Finance	3,420,547	—	—	3,420,547
Containers & Packaging	2,561,833	—	—	2,561,833
Distributors	541,849	—	—	541,849
Diversified Consumer Services	1,207,877	—	—	1,207,877
Diversified Financial Services	2,574,474	—	—	2,574,474
Diversified Telecommunication Services	8,269,491	—	—	8,269,491
Electric Utilities	2,426,219	—	—	2,426,219
Electrical Equipment	2,382,974	—	—	2,382,974
Electronic Equipment, Instruments & Components	4,706,756	—	—	4,706,756
Energy Equipment & Services	4,314,624	—	—	4,314,624
Food & Staples Retailing	5,633,046	—	—	5,633,046
Food Products	4,923,649	—	—	4,923,649
Gas Utilities	1,209,260	—	—	1,209,260
Health Care Equipment & Supplies	5,587,837	11,825	—	5,599,662
Health Care Providers & Services	9,514,540	—	—	9,514,540
Health Care Technology	615,402	—	—	615,402
Hotels, Restaurants & Leisure	6,489,787	—	—	6,489,787
Household Durables	3,225,140	—	—	3,225,140
Household Products	2,765,285	—	—	2,765,285
Independent Power & Renewable Electricity Producers	609,375	—	—	609,375
Industrial Conglomerates	2,332,134	—	—	2,332,134
Insurance	10,663,303	210,907	—	10,874,210
Internet & Catalog Retail	2,266,310	—	—	2,266,310
Internet Software & Services	4,298,627	—	—	4,298,627
IT Services	8,021,058	—	—	8,021,058
Leisure Products	953,077	—	—	953,077
Life Sciences Tools & Services	2,153,697	—	—	2,153,697
Machinery	9,036,068	—	—	9,036,068
Marine	241,064	—	—	241,064
Media	10,529,629	—	—	10,529,629
Metals & Mining	2,315,618	—	—	2,315,618
Multiline Retail	2,136,972	—	—	2,136,972
Multi-Utilities	1,652,636	—	—	1,652,636
Oil, Gas & Consumable Fuels	14,660,797	—	—	14,660,797
Paper & Forest Products	569,778	—	—	569,778
Personal Products	798,656	—	—	798,656
Pharmaceuticals	8,634,508	—	—	8,634,508
Professional Services	1,741,878	—	—	1,741,878

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Professional Services	$1,741,878	$—	$—	$1,741,878
Real Estate Management & Development	1,118,929	—	—	1,118,929
Road & Rail	4,026,008	—	—	4,026,008
Semiconductors & Semiconductor Equipment	9,136,310	—	—	9,136,310
Software	7,080,113	—	—	7,080,113
Specialty Retail	8,343,039	—	—	8,343,039
Technology Hardware, Storage & Peripherals	9,930,615	—	—	9,930,615
Thrifts & Mortgage Finance	1,464,662	—	—	1,464,662
Tobacco	1,851,741	—	—	1,851,741
Trading Companies & Distributors	1,748,712	—	—	1,748,712
Transportation Infrastructure	90,971	—	—	90,971
Water Utilities	354,686	—	—	354,686
Wireless Telecommunication Services	491,139	—	—	491,139
Money Market Fund	1,768,296	—	—	1,768,296
Rights	—	—	1,818	1,818

Total	$272,418,255	$276,138	$1,818	$272,696,211

There were no Level 3 investments at the beginning of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Franklin Templeton Value Managed Volatility Fund (formerly, LVIP Franklin Mutual Shares VIP Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–9.39%
Equity Fund–9.39%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Growth & Income VIP Fund	1,174,216	$18,928,366

Total Affiliated Investment Company (Cost $17,246,194)		18,928,366

UNAFFILIATED INVESTMENT COMPANIES–90.56%
Equity Funds–84.25%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	3,799,831	56,389,485
Franklin Rising Dividends VIP Fund	720,931	19,119,095
Mutual Shares VIP Fund	4,819,470	94,365,228

		169,873,808

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–6.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	12,731,267	$12,731,267

		12,731,267

Total Unaffiliated Investment Companies (Cost $180,151,277)		182,605,075

TOTAL VALUE OF SECURITIES–99.95% (Cost $197,397,471)	201,533,441
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	103,827

NET ASSETS APPLICABLE TO 21,835,981 SHARES OUTSTANDING–100.00%	$201,637,268

✢	Class 1 shares.

«	Includes $1,002,242 cash collateral held at broker and $642,957 foreign currencies collateral due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	British Pound Currency	$270,161	$269,494	6/14/16	$(667)
43	E-mini S&P 500 Index	4,426,595	4,410,725	6/20/16	(15,870)
3	E-mini S&P MidCap 400 Index	434,197	432,360	6/20/16	(1,837)
3	Euro Currency	424,873	427,950	6/14/16	3,077
16	Euro STOXX 50 Index	542,398	533,630	6/20/16	(8,768)
3	FTSE 100 Index	264,756	263,394	6/20/16	(1,362)
3	Japanese Yen Currency	333,574	333,900	6/14/16	326
2	Nikkei 225 Index (OSE)	302,290	297,837	6/10/16	(4,453)

					$(29,554)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$197,397,471

Aggregate unrealized appreciation	$7,250,284
Aggregate unrealized depreciation	(3,114,314)

Net unrealized appreciation	$4,135,970

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$201,533,441

Futures Contracts	$(29,554)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Funds were as follows:

	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss) on Investments Sold	Value 3/31/16	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund	$—	$17,876,203	$648,359	$18,350	$18,928,366	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–27.07%
U.S. MARKETS–13.12%
Aerospace & Defense–0.14%
Rockwell Collins	180	$16,598

		16,598

Air Freight & Logistics–0.05%
United Parcel Service Class B	60	6,328

		6,328

Automobiles–0.16%
General Motors	580	18,229

		18,229

Banks–0.84%
Citigroup	930	38,828
JPMorgan Chase	770	45,599
SunTrust Banks	380	13,710

		98,137

Biotechnology–0.66%
Amgen	240	35,983
Gilead Sciences	450	41,337

		77,320

Capital Markets–0.17%
Morgan Stanley	810	20,258

		20,258

Communications Equipment–0.12%
Cisco Systems	480	13,666

		13,666

Consumer Finance–0.26%
Capital One Financial	430	29,803

		29,803

Diversified Financial Services–0.13%
Voya Financial	520	15,480

		15,480

Electronic Equipment, Instruments & Components–0.13%
†Knowles	1,110	14,630

		14,630

Energy Equipment & Services–0.43%
Baker Hughes	390	17,094
Halliburton	920	32,862

		49,956

Food & Staples Retailing–0.39%
CVS Health	270	28,007
Walgreens Boots Alliance	210	17,690

		45,697

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.20%
Medtronic	310	$23,250

		23,250

Insurance–0.21%
American International Group	460	24,863

		24,863

Internet Software & Services–0.33%
†Alphabet Class A	50	38,145

		38,145

Machinery–0.22%
Stanley Black & Decker	240	25,250

		25,250

Media–0.74%
Comcast Class A	740	45,199
News Class A	1,520	19,410
Twenty-First Century Fox Class A	800	22,304

		86,913

Metals & Mining–0.12%
Allegheny Technologies	890	14,507

		14,507

Multiline Retail–0.20%
Macy’s	540	23,809

		23,809

Oil, Gas & Consumable Fuels–0.47%
Apache	460	22,453
Chesapeake Energy	1,010	4,161
Chevron	300	28,620

		55,234

Pharmaceuticals–0.63%
†Allergan	158	42,349
†Ionis Pharmaceuticals	180	7,290
Merck	220	11,640
Pfizer	400	11,856

		73,135

Real Estate Investment Trusts–5.30%
Alexandria Real Estate Equities	300	27,267
Boston Properties	200	25,416
Coresite Realty	500	35,005
Duke Realty	1,200	27,048
Equity LifeStyle Properties	400	29,092
Equity Residential	500	37,515
Essex Property Trust	100	23,386
Extra Space Storage	600	56,076
First Industrial Realty Trust	1,300	29,562
General Growth Properties	1,400	41,622
Kilroy Realty	400	24,748

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	600	$17,268
Omega Healthcare Investors	500	17,650
Realty Income	500	31,255
Regency Centers	400	29,940
Simon Property Group	290	60,230
Summit Hotel Properties	2,200	26,334
UDR	1,200	46,236
Ventas	530	33,369

		619,019

Semiconductors & Semiconductor Equipment–0.23%
Applied Materials	1,270	26,899

		26,899

Software–0.88%
Microsoft	1,160	64,067
Oracle	930	38,046

		102,113

Specialty Retail–0.11%
Foot Locker	190	12,255

		12,255

Total U.S. Markets (Cost $1,436,848)		1,531,494

§DEVELOPED MARKETS–11.92%
Aerospace & Defense–0.18%
BAE Systems	2,880	21,054

		21,054

Airlines–0.22%
†Deutsche Lufthansa	1,610	26,024

		26,024

Auto Components–0.20%
Cie Generale des Etablissements Michelin	230	23,536

		23,536

Automobiles–0.50%
Nissan Motor	3,900	36,091
Toyota Motor ADR	213	22,646

		58,737

Banks–1.69%
Barclays	10,400	22,406
BNP Paribas	710	35,734
Credit Agricole	2,010	21,769
DBS Group Holdings	1,000	11,411
HSBC Holdings	4,800	29,948
ING Groep CVA	2,040	24,676
Lloyds Banking Group	21,620	21,121
Standard Chartered	1,969	13,364

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
UniCredit	4,719	$17,022

		197,451

Beverages–0.31%
Suntory Beverage & Food	800	36,039

		36,039

Building Products–0.24%
Cie de Saint-Gobain	630	27,765

		27,765

Capital Markets–0.22%
†Credit Suisse Group	1,776	25,138

		25,138

Chemicals–0.47%
Akzo Nobel	420	28,627
LANXESS	540	25,955

		54,582

Construction Materials–0.46%
CRH	1,120	31,645
HeidelbergCement	250	21,407

		53,052

Diversified Financial Services–0.10%
Deutsche Boerse	140	11,946

		11,946

Diversified Telecommunication Services–0.63%
Singapore Telecommunications	7,400	20,973
Telefonica	2,317	25,975
Telenor	1,610	26,053

		73,001

Electrical Equipment–0.21%
†ABB	1,250	24,362

		24,362

Energy Equipment & Services–0.40%
Petrofac	1,340	17,725
†Subsea 7	1,900	14,385
Technip	270	14,965

		47,075

Food & Staples Retailing–0.32%
METRO	540	16,732
†Tesco	7,480	20,605

		37,337

Health Care Equipment & Supplies–0.16%
Getinge Class B	830	19,129

		19,129

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.18%
Siemens ADR	129	$13,648
†Toshiba	4,000	7,784

		21,432

Insurance–0.79%
AIA Group	2,200	12,464
Aviva	3,750	24,565
AXA	1,160	27,310
NN Group	400	13,088
Swiss Re	160	14,793

		92,220

Life Sciences Tools & Services–0.13%
†QIAGEN	660	14,705

		14,705

Media–0.27%
Sky	2,130	31,326

		31,326

Metals & Mining–0.13%
†Glencore	6,850	15,476

		15,476

Multiline Retail–0.17%
Marks & Spencer Group	3,380	19,719

		19,719

Oil, Gas & Consumable Fuels–1.39%
BP ADR	1,148	34,647
Eni	1,747	26,439
Galp Energia	1,650	20,747
Kunlun Energy	12,000	10,426
Royal Dutch Shell Class B	1,590	38,822
TOTAL	690	31,453

		162,534

Pharmaceuticals–1.56%
Bayer	220	25,860
GlaxoSmithKline	1,470	29,811
Merck	240	20,021
Novartis	130	9,423
Roche Holding	120	29,540
Sanofi	340	27,415
Teva Pharmaceutical Industries ADR	747	39,972

		182,042

Semiconductors & Semiconductor Equipment–0.15%
Infineon Technologies ADR	1,200	17,107

		17,107

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Specialty Retail–0.17%
Kingfisher	3,760	$20,343

		20,343

Technology Hardware, Storage & Peripherals–0.12%
Konica Minolta	1,700	14,440

		14,440

Textiles, Apparel & Luxury Goods–0.05%
†Michael Kors Holdings	100	5,696

		5,696

Wireless Telecommunication Services–0.50%
SoftBank Group	500	23,839
Vodafone Group ADR	1,057	33,877

		57,716

Total Developed Markets (Cost $1,718,079)		1,390,984

×EMERGING MARKETS–2.03%
Auto Components–0.14%
Hyundai Mobis	77	16,766

		16,766

Banks–0.31%
Bangkok Bank NVDR	3,900	19,955
Hana Financial Group	553	11,992
†KB Financial Group ADR	168	4,635

		36,582

Diversified Telecommunication Services–0.25%
China Telecom	56,000	29,598

		29,598

Health Care Providers & Services–0.17%
Sinopharm Group	4,400	19,882

		19,882

Insurance–0.13%
China Life Insurance	6,000	14,804

		14,804

Machinery–0.19%
CRRC	15,300	15,404
Weichai Power	6,000	6,721

		22,125

Metals & Mining–0.25%
MMC Norilsk Nickel OJSC ADR	804	10,380
POSCO ADR	394	18,648

		29,028

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.10%
Taiwan Semiconductor Manufacturing ADR	432	$11,318

		11,318

Technology Hardware, Storage & Peripherals–0.49%
#Samsung Electronics GDR 144A	100	57,363

		57,363

Total Emerging Markets (Cost $265,433)		237,466

Total Common Stock (Cost $3,420,360)		3,159,944

EXCHANGE-TRADED FUND–3.50%
iShares iBoxx $ High Yield Corporate Bond ETF	5,000	408,450

Total Exchange-Traded Fund (Cost $380,704)		408,450

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–51.13%
²Franklin Focused Core Equity Fund	36,284	$481,484
²Franklin Growth Fund	11,798	868,368
²Franklin Growth Opportunities Fund	13,286	430,856
²Franklin Mutual European Fund	65,149	1,187,663
²Franklin Strategic Income Fund	71,361	656,521
²Franklin Total Return Fund	46,385	450,866
²Franklin U.S. Government Securities Fund	200,713	1,282,554
²Templeton Global Bond Fund	53,425	611,177

Total Investment Companies (Cost $6,273,731)		5,969,489

MONEY MARKET FUND–18.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	2,137,764	2,137,764

Total Money Market Fund (Cost $2,137,764)		2,137,764

TOTAL VALUE OF SECURITIES–100.01% (Cost $12,212,559)	11,675,647
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(782)

NET ASSETS APPLICABLE TO 1,250,288 SHARES OUTSTANDING–100.00%	$11,674,865

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $57,363, which represents 0.49% of the Fund’s net assets.

²	Class R-6 shares.

†	Non-income producing for the period.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at March 31, 2016:

Index Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$725,000	5/26/16	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index[1] of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$(3,209)
$449,000	4/25/16	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index[2] of a custom basket of securities and to pay the notional amount multiplied by the floating rate of 0.94%	80

			$(3,129)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1The Barclays TrendSTAR + Alt Roll Index is a proprietary index of Barclays, which is calculated and published by Barclays Risk Analytics and Index Solutions Limited, a wholly owned subsidiary of Barclays.

2The SGI Vol Invest Smart Beta Index is a proprietary index of Societe Generale, which is maintained and calculated by Standard & Poor’s by contract with Societe Generale.

Summary of Abbreviations:

ADR–American Depositary Receipt

CVA–Dutch Certificate

ETF–Exchange-Traded Fund

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

OJSC–Open Joint Stock Company

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Index swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,212,559

Aggregate unrealized appreciation	$316,366
Aggregate unrealized depreciation	(853,278)

Net unrealized depreciation	$(536,912)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$16,598	$—	$16,598
Air Freight & Logistics	6,328	—	6,328
Automobiles	18,229	—	18,229
Banks	98,137	—	98,137
Biotechnology	77,320	—	77,320
Capital Markets	20,258	—	20,258
Communications Equipment	13,666	—	13,666
Consumer Finance	29,803	—	29,803
Diversified Financial Services	15,480	—	15,480
Electronic Equipment, Instruments & Components	14,630	—	14,630
Energy Equipment & Services	49,956	—	49,956
Food & Staples Retailing	45,697	—	45,697
Health Care Equipment & Supplies	23,250	—	23,250
Insurance	24,863	—	24,863
Internet Software & Services	38,145	—	38,145
Machinery	25,250	—	25,250
Media	86,913	—	86,913
Metals & Mining	14,507	—	14,507
Multiline Retail	23,809	—	23,809
Oil, Gas & Consumable Fuels	55,234	—	55,234
Pharmaceuticals	73,135	—	73,135
Real Estate Investment Trusts	619,019	—	619,019
Semiconductors & Semiconductor Equipment	26,899	—	26,899
Software	102,113	—	102,113
Specialty Retail	12,255	—	12,255
Developed Markets
Aerospace & Defense	21,054	—	21,054
Airlines	26,024	—	26,024
Auto Components	23,536	—	23,536
Automobiles	58,737	—	58,737
Banks	197,451	—	197,451
Beverages	36,039	—	36,039
Building Products	27,765	—	27,765
Capital Markets	25,138	—	25,138
Chemicals	54,582	—	54,582
Construction Materials	53,052	—	53,052
Diversified Financial Services	11,946	—	11,946
Diversified Telecommunication Services	73,001	—	73,001
Electrical Equipment	24,362	—	24,362
Energy Equipment & Services	47,075	—	47,075
Food & Staples Retailing	37,337	—	37,337
Health Care Equipment & Supplies	19,129	—	19,129
Industrial Conglomerates	21,432	—	21,432
Insurance	92,220	—	92,220
Life Sciences Tools & Services	14,705	—	14,705
Media	31,326	—	31,326
Metals & Mining	15,476	—	15,476
Multiline Retail	19,719	—	19,719
Oil, Gas & Consumable Fuels	162,534	—	162,534
Pharmaceuticals	182,042	—	182,042
Semiconductors & Semiconductor Equipment	17,107	—	17,107

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Specialty Retail	$20,343	$—	$20,343
Technology Hardware, Storage & Peripherals	14,440	—	14,440
Textiles, Apparel & Luxury Goods	5,696	—	5,696
Wireless Telecommunication Services	57,716	—	57,716
Emerging Markets
Auto Components	16,766	—	16,766
Banks	36,582	—	36,582
Diversified Telecommunication Services	29,598	—	29,598
Health Care Providers & Services	19,882	—	19,882
Insurance	14,804	—	14,804
Machinery	22,125	—	22,125
Metals & Mining	29,028	—	29,028
Semiconductors & Semiconductor Equipment	11,318	—	11,318
Technology Hardware, Storage & Peripherals	—	57,363	57,363
Exchange-Traded Fund	408,450	—	408,450
Investment Companies	5,969,489	—	5,969,489
Money Market Fund	2,137,764	—	2,137,764

Total	$11,618,284	$57,363	$11,675,647

Swap Contracts	$—	$(3,129)	$(3,129)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.75%
Equity Funds–23.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	3,265,846	$43,174,489
LVIP SSgA Mid-Cap Index Fund	5,785,346	58,073,299
LVIP SSgA S&P 500 Index Fund	12,861,737	187,549,855
LVIP SSgA Small-Cap Index Fund	1,196,467	28,989,208
†LVIP T. Rowe Price Growth Stock Fund	908,969	28,594,343

		346,381,194

Fixed Income Funds–57.30%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,170,185	42,248,140
LVIP Delaware Bond Fund	40,933,602	569,795,737
LVIP Delaware Diversified Floating Rate Fund	2,855,651	28,048,202
LVIP JPMorgan High Yield Fund	5,541,054	56,928,787
LVIP PIMCO Low Duration Bond Fund	7,025,519	70,128,730
LVIP SSgA Bond Index Fund	6,130,590	70,471,128

		837,620,724

International Equity Funds–10.81%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	3,145,026	43,583,775
LVIP Mondrian International Value Fund	1,800,433	28,628,681
LVIP SSgA Developed International 150 Fund	1,881,978	14,278,567
LVIP SSgA International Index Fund	8,818,091	71,444,175

		157,935,198

International Fixed Income Fund–1.94%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	2,552,689	28,391,012

		28,391,012

Total Affiliated Investment Companies (Cost $1,278,064,941)		1,370,328,128

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–6.31%
Commodity Fund–0.98%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	2,220,761	$14,257,288

		14,257,288

Equity Fund–0.99%
XFidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	474,882	14,407,921

		14,407,921

Fixed Income Fund–1.44%
²American Funds®–
American Funds Mortgage Fund	2,050,565	21,079,809

		21,079,809

Money Market Fund–2.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	42,446,008	42,446,008

		42,446,008

Total Unaffiliated Investment Companies (Cost $92,193,587)		92,191,026

	Principal Amount°

SHORT-TERM INVESTMENT–0.26%
U.S. Treasury Obligation–0.26%
≠U.S. Treasury Bill 0.25% 4/21/16	3,900,000	3,899,785

Total Short-Term Investment (Cost $3,899,458)		3,899,785

TOTAL VALUE OF SECURITIES–100.32% (Cost $1,374,157,986)	1,466,418,939
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(4,729,007)

NET ASSETS APPLICABLE TO 110,027,004 SHARES OUTSTANDING–100.00%	$1,461,689,932

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $$64,572 cash collateral held at broker and and $18,095 foreign currencies due to broker for futures contracts as of March 31, 2016.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	E-mini MSCI Emerging Markets Index	$(355,118)	$(375,255)	6/20/16	$(20,137)
2	E-mini S&P 500 Index	205,589	205,150	6/20/16	(439)
(1)	Euro Currency	(137,955)	(142,650)	6/14/16	(4,695)
(2)	Euro STOXX 50 Index	(68,022)	(66,703)	6/20/16	1,318
(5)	FTSE 100 Index	(435,747)	(438,989)	6/20/16	(3,242)
(1)	Nikkei 225 Index (OSE)	(146,554)	(148,918)	6/10/16	(2,364)

					$(29,559)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,374,157,986

Aggregate unrealized appreciation	$97,940,895
Aggregate unrealized depreciation	(5,679,942)

Net unrealized appreciation	$92,260,953

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Investment Companies	$1,462,519,154	$—	$1,462,519,154
Short-Term Investment	—	3,899,785	3,899,785

Total	$1,462,519,154	$3,899,785	$1,466,418,939

Futures Contracts	$(29,559)	$—	$(29,559)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$41,715,579	$1,354,249	$1,634,671	$(65,123)	$42,248,140	$—	$—
LVIP Delaware Bond Fund	566,996,042	18,959,489	29,785,681	(1,106,537)	569,795,737	—	—
LVIP Delaware Diversified Floating Rate Fund	27,962,995	902,833	811,267	(20,121)	28,048,202	—	—
LVIP Global Income Fund	27,791,785	902,833	979,496	(46,262)	28,391,012	—	—
LVIP JPMorgan High Yield Fund	54,782,991	1,908,640	1,146,491	(181,694)	56,928,787	—	—
LVIP MFS International Growth Fund	41,357,699	2,536,120	859,868	(83,039)	43,583,775	—	—
LVIP Mondrian International Value Fund	27,436,368	1,529,322	573,245	(59,815)	28,628,681	—	—
LVIP PIMCO Low Duration Bond Fund	69,998,794	2,257,082	2,366,624	(26,955)	70,128,730	—	—
LVIP SSgA Bond Index Fund	70,013,364	2,257,082	3,858,740	(29,219)	70,471,128	—	—
LVIP SSgA Developed International 150 Fund	13,655,688	1,027,953	286,623	(65,768)	14,278,567	—	—
LVIP SSgA International Index Fund	68,733,347	5,890,125	1,433,113	(279,013)	71,444,175	—	—
LVIP SSgA Large Cap 100 Fund	27,830,121	14,871,704	685,647	(132,847)	43,174,489	—	—
LVIP SSgA Mid-Cap Index Fund	54,749,101	2,372,115	1,146,491	(90,296)	58,073,299	—	—
LVIP SSgA S&P 500 Index Fund	181,474,171	7,253,206	3,726,094	(330,489)	187,549,855	—	—
LVIP SSgA Small-Cap Index Fund	40,800,411	1,193,085	12,013,823	(1,978,480)	28,989,208	—	—
LVIP T. Rowe Price Growth Stock Fund	28,154,208	2,455,191	573,245	(51,517)	28,594,343	—	—

Total	$1,343,452,664	$67,671,029	$61,881,119	$(4,547,175)	$1,370,328,128	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.05%
Equity Funds–37.81%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	13,229,190	$174,889,898
LVIP SSgA Mid-Cap Index Fund	61,414,250	616,476,243
LVIP SSgA S&P 500 Index Fund	138,033,526	2,012,804,872
LVIP SSgA Small-Cap Index Fund	14,475,875	350,735,966
†LVIP T. Rowe Price Growth Stock Fund	5,512,956	173,426,579
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,191,885	88,222,412

		3,416,555,970

Fixed Income Funds–27.22%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	16,858,292	170,791,352
LVIP Delaware Bond Fund	102,952,426	1,433,097,771
LVIP JPMorgan High Yield Fund	25,206,424	258,970,798
LVIP PIMCO Low Duration Bond Fund	34,081,503	340,201,564
LVIP SSgA Bond Index Fund	22,305,290	256,399,311

		2,459,460,796

International Equity Funds–25.12%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	18,410,410	178,930,772
LVIP MFS International Growth Fund	31,797,509	440,649,873
LVIP Mondrian International Value Fund	16,380,798	260,471,063
LVIP SSgA Developed International 150 Fund	34,095,091	258,679,455
LVIP SSgA Emerging Markets 100 Fund	11,681,776	91,655,215
LVIP SSgA International Index Fund	128,366,806	1,040,027,859

		2,270,414,237

International Fixed Income Fund–1.90%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	15,480,980	172,179,461

		172,179,461

Total Affiliated Investment Companies (Cost $7,744,277,938)		8,318,610,464

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–6.65%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	13,723,469	$88,104,669

		88,104,669

Equity Fund–0.97%
XFidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	2,880,421	87,391,972

		87,391,972

Fixed Income Fund–0.19%
²American Funds®–
American Funds Mortgage Fund	1,675,281	17,221,891

		17,221,891

International Equity Fund–1.99%
iShares MSCI Emerging Markets ETF	5,255,814	180,011,629

		180,011,629

Money Market Fund–2.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	228,348,432	228,348,432

		228,348,432

Total Unaffiliated Investment Companies (Cost $686,277,165)		601,078,593

	Principal Amount°

SHORT-TERM INVESTMENT–1.29%
U.S. Treasury Obligation–1.29%
≠U.S. Treasury Bill 0.25% 4/21/16	116,600,000	116,593,587

Total Short-Term Investment (Cost $116,583,806)		116,593,587

TOTAL VALUE OF SECURITIES–99.99% (Cost $8,547,138,909)	9,036,282,644
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	628,616

NET ASSETS APPLICABLE TO 708,458,538 SHARES OUTSTANDING–100.00%	$9,036,911,260

²	Class R-6 shares.

†	Non-income producing for the period.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $$40,179,970 cash collateral held at broker and and $5,034,839 foreign currencies due to broker for futures contracts as of March 31, 2016.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,849)	British Pound Currency	$(164,328,396)	$(166,097,981)	6/14/16	$(1,769,585)
(1,243)	E-mini MSCI Emerging Markets Index	(49,071,101)	(51,826,885)	6/20/16	(2,755,784)
(585)	E-mini Russell 2000 Index	(61,987,077)	(64,911,600)	6/20/16	(2,924,523)
(4,049)	E-mini S&P 500 Index	(400,724,816)	(415,326,175)	6/20/16	(14,601,359)
(941)	E-mini S&P MidCap 400 Index	(129,431,393)	(135,616,920)	6/20/16	(6,185,527)
(874)	Euro Currency	(120,573,063)	(124,676,100)	6/14/16	(4,103,037)
(6,006)	Euro STOXX 50 Index	(205,495,712)	(200,311,205)	6/20/16	5,184,507
(3,040)	FTSE 100 Index	(265,428,199)	(266,905,806)	6/20/16	(1,477,607)
(562)	Japanese Yen Currency	(62,560,688)	(62,550,600)	6/14/16	10,088
(648)	Nikkei 225 Index (OSE)	(94,481,451)	(96,499,000)	6/10/16	(2,017,549)

					$(30,640,376)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,547,138,909

Aggregate unrealized appreciation	$666,157,367
Aggregate unrealized depreciation	(177,013,632)

Net unrealized appreciation	$489,143,735

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Investment Companies	$8,919,689,057	$—	$8,919,689,057
Short-Term Investment	—	116,593,587	116,593,587

Total	$8,919,689,057	$116,593,587	$9,036,282,644

Futures Contracts	$(30,640,376)	$—	$(30,640,376)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$174,752,709	$1,407,907	$8,701,896	$(637,806)	$170,791,352	$—	$—
LVIP Clarion Global Real Estate Fund	179,074,878	1,407,907	9,026,445	(505,624)	178,930,772	—	—
LVIP Delaware Bond Fund	1,477,778,207	11,967,211	91,716,610	(2,931,642)	1,433,097,771	—	—
LVIP Global Income Fund	174,575,861	1,407,907	7,940,994	(398,146)	172,179,461	—	—
LVIP JPMorgan High Yield Fund	258,362,019	2,111,861	7,769,757	(1,345,894)	258,970,798	—	—
LVIP MFS International Growth Fund	433,107,295	12,721,123	10,131,261	(1,080,577)	440,649,873	—	—
LVIP Mondrian International Value Fund	258,590,910	6,113,351	6,078,756	(1,428,079)	260,471,063	—	—
LVIP PIMCO Low Duration Bond Fund	351,902,262	2,815,814	15,659,543	(193,192)	340,201,564	—	—
LVIP SSgA Bond Index Fund	263,974,481	2,111,861	17,354,520	(181,612)	256,399,311	—	—
LVIP SSgA Developed International 150 Fund	171,605,297	92,895,593	4,932,385	(1,233,466)	258,679,455	—	—
LVIP SSgA Emerging Markets 100 Fund	170,374,165	1,148,470	87,103,009	(26,637,466)	91,655,215	—	—
LVIP SSgA International Index Fund	1,036,511,804	55,589,025	24,315,026	(5,564,561)	1,040,027,859	—	—
LVIP SSgA Large Cap 100 Fund	174,792,069	1,407,907	5,750,953	(436,064)	174,889,898	—	—
LVIP SSgA Mid-Cap Index Fund	601,934,112	7,177,987	14,183,765	(2,056,291)	616,476,243	—	—
LVIP SSgA S&P 500 Index Fund	2,020,184,914	16,190,933	48,269,948	(1,942,660)	2,012,804,872	—	—
LVIP SSgA Small-Cap Index Fund	341,764,097	22,551,379	8,105,009	(1,569,988)	350,735,966	—	—
LVIP T. Rowe Price Growth Stock Fund	176,832,301	9,949,768	4,052,504	(371,094)	173,426,579	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	87,185,616	3,252,118	2,026,252	(206,971)	88,222,412	—	—

Total	$8,353,302,997	$252,228,122	$373,118,633	$(48,721,133)	$8,318,610,464	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.91%
Equity Funds–34.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	16,198,083	$214,138,656
LVIP SSgA Mid-Cap Index Fund	35,869,038	360,053,404
LVIP SSgA S&P 500 Index Fund	88,326,237	1,287,973,186
LVIP SSgA Small-Cap Index Fund	11,837,901	286,820,495
†LVIP T. Rowe Price Growth Stock Fund	6,761,971	212,718,081
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,855,051	144,271,398

		2,505,975,220

Fixed Income Funds–38.05%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	20,679,128	209,500,249
LVIP Delaware Bond Fund	113,942,051	1,586,073,346
LVIP JPMorgan High Yield Fund	20,609,759	211,744,669
LVIP PIMCO Low Duration Bond Fund	34,838,020	347,753,116
LVIP SSgA Bond Index Fund	36,480,448	419,342,744

		2,774,414,124

International Equity Funds–18.57%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	31,198,549	432,349,495
LVIP Mondrian International Value Fund	13,394,347	212,983,519
LVIP SSgA Developed International 150 Fund	28,002,533	212,455,218
LVIP SSgA International Index Fund	61,228,316	496,071,813

		1,353,860,045

International Fixed Income Fund–1.93%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	12,659,039	140,793,830

		140,793,830

Total Affiliated Investment Companies (Cost $6,288,361,558)		6,775,043,219

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–6.09%
Commodity Fund–0.99%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	11,219,014	$72,026,073

		72,026,073

Equity Fund–0.98%
XFidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	2,355,299	71,459,783

		71,459,783

Fixed Income Fund–0.26%
²American Funds®–
American Funds Mortgage Fund	1,804,066	18,545,800

		18,545,800

International Equity Fund–2.02%
iShares MSCI Emerging Markets ETF	4,296,718	147,162,592

		147,162,592

Money Market Fund–1.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	134,457,009	134,457,009

		134,457,009

Total Unaffiliated Investment Companies (Cost $521,535,720)		443,651,257

	Principal Amount°

SHORT-TERM INVESTMENT–0.96%
U.S. Treasury Obligation–0.96%
≠U.S. Treasury Bill 0.25% 4/21/16	70,300,000	70,296,134

Total Short-Term Investment (Cost $70,290,236)		70,296,134

TOTAL VALUE OF SECURITIES–99.96% (Cost $6,880,187,514)	7,288,990,610
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	2,894,047

NET ASSETS APPLICABLE TO 545,887,775 SHARES OUTSTANDING–100.00%	$7,291,884,657

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

«	Includes $$39,133,756 cash collateral held at broker and and $2,752,894 foreign currencies due to broker for futures contracts as of March 31, 2016.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,911)	British Pound Currency	$(169,787,709)	$(171,667,519)	6/14/16	$(1,879,810)
(1,042)	E-mini MSCI Emerging Markets Index	(41,113,081)	(43,446,190)	6/20/16	(2,333,109)
(720)	E-mini Russell 2000 Index	(76,489,959)	(79,891,200)	6/20/16	(3,401,241)
(4,354)	E-mini S&P 500 Index	(430,921,760)	(446,611,550)	6/20/16	(15,689,790)
(929)	E-mini S&P MidCap 400 Index	(127,941,978)	(133,887,480)	6/20/16	(5,945,502)
(909)	Euro Currency	(125,401,504)	(129,668,850)	6/14/16	(4,267,346)
(3,868)	Euro STOXX 50 Index	(131,774,588)	(129,004,952)	6/20/16	2,769,636
(1,969)	FTSE 100 Index	(171,813,332)	(172,874,188)	6/20/16	(1,060,856)
(506)	Japanese Yen Currency	(56,295,539)	(56,317,800)	6/14/16	(22,261)
(362)	Nikkei 225 Index (OSE)	(52,900,104)	(53,908,392)	6/10/16	(1,008,288)

					$(32,838,567)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,880,187,514

Aggregate unrealized appreciation	$537,418,174
Aggregate unrealized depreciation	(128,615,078)

Net unrealized appreciation	$408,803,096

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Investment Companies	$7,218,694,476	$—	$7,218,694,476
Short-Term Investment	—	70,296,134	70,296,134

Total	$7,218,694,476	$70,296,134	$7,288,990,610

Futures Contracts	$(32,838,567)	$—	$(32,838,567)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETF’s). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$211,914,836	$2,235,167	$8,711,988	$(743,814)	$209,500,249	$—	$—
LVIP Delaware Bond Fund	1,616,394,661	17,136,279	85,929,732	(3,285,098)	1,586,073,346	—	—
LVIP Global Income Fund	141,184,390	1,490,111	5,244,015	(267,554)	140,793,830	—	—
LVIP JPMorgan High Yield Fund	208,722,046	2,235,167	4,309,723	(792,947)	211,744,669	—	—
LVIP MFS International Growth Fund	420,189,954	13,366,240	6,166,079	(730,579)	432,349,495	—	—
LVIP Mondrian International Value Fund	209,058,071	5,457,800	3,083,039	(805,025)	212,983,519	—	—
LVIP PIMCO Low Duration Bond Fund	355,597,038	3,725,278	12,739,180	(147,400)	347,753,116	—	—
LVIP SSgA Bond Index Fund	426,804,867	4,470,334	24,361,397	(528,986)	419,342,744	—	—
LVIP SSgA Developed International 150 Fund	208,111,076	9,514,085	3,083,040	(1,211,404)	212,455,218	—	—
LVIP SSgA Emerging Markets 100 Fund	68,873,626	486,387	70,351,186	(16,345,865)	—	—	—
LVIP SSgA International Index Fund	488,828,543	27,394,577	7,193,759	(1,774,820)	496,071,813	—	—
LVIP SSgA Large Cap 100 Fund	142,550,012	68,251,420	2,274,751	(133,183)	214,138,656	—	—
LVIP SSgA Mid-Cap Index Fund	347,642,483	4,914,220	5,138,399	(722,555)	360,053,404	—	—
LVIP SSgA S&P 500 Index Fund	1,278,460,661	13,411,001	19,967,241	(1,335,326)	1,287,973,186	—	—
LVIP SSgA Small-Cap Index Fund	276,349,314	18,829,837	4,110,719	(976,030)	286,820,495	—	—
LVIP T. Rowe Price Growth Stock Fund	213,124,165	13,779,666	3,083,040	(369,964)	212,718,081	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	141,011,249	5,544,849	2,055,360	(313,040)	144,271,398	—	—

Total	$6,754,816,992	$212,242,418	$267,802,648	$(30,483,590)	$6,775,043,219	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DN1 M2 2.833% 1/25/25	1,005,000	$1,017,825
•Series 2015-DNA1 M2 2.283% 10/25/27	330,000	326,388
•Series 2015-HQ1 M1 1.483% 3/25/25	250,148	250,108
•Series 2015-HQA1 M2 3.083% 3/25/28	400,000	399,499

Total Agency Collateralized Mortgage Obligations (Cost $2,002,288)		1,993,820

AGENCY MORTGAGE-BACKED SECURITIES–0.44%
Fannie Mae ARM •1.571% 4/1/38	46,397	49,615
•2.039% 11/1/34	40,893	42,554
•2.07% 4/1/38	225,719	237,931
•2.112% 10/1/37	34,193	35,872
•2.25% 9/1/34	124,956	132,242
•2.27% 11/1/37	57,406	60,026
•2.317% 9/1/33	206,687	217,579
•2.319% 10/1/35	305,380	317,072
•2.379% 10/1/32	65,556	69,328
•2.455% 9/1/33	125,362	133,305
•2.461% 6/1/35	693,864	733,363
•2.473% 4/1/34	186,465	193,973
•2.514% 5/1/36	13,523	14,340
•2.535% 2/1/35	23,311	24,412
•2.536% 7/1/34	56,422	59,186
•2.549% 5/1/38	108,925	116,631
•2.582% 6/1/36	43,756	46,528
•2.623% 8/1/36	45,318	48,505
•2.685% 1/1/37	10,508	11,083
•2.75% 1/1/37	130,506	137,987
•2.845% 3/1/35	80,976	84,418
Freddie Mac ARM •2.12% 1/1/36	39,241	40,847
•2.505% 1/1/35	159,568	168,078
•2.524% 4/1/38	467,459	497,363
•2.549% 5/1/38	318,847	338,419
•2.595% 10/1/34	37,394	39,379
•2.626% 1/1/35	189,179	199,778
•2.673% 8/1/31	34,607	36,612
•2.689% 4/1/30	61,246	64,210
•2.70% 7/1/36	98,723	103,230
•2.716% 3/1/34	20,911	22,018
•2.724% 5/1/38	84,692	89,290
•2.776% 11/1/33	17,463	18,298
•2.905% 11/1/36	26,884	28,843

Total Agency Mortgage-Backed Securities (Cost $4,355,955)		4,412,315

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.20%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.615% 9/10/45	170,000	$169,576
•Series 2006-4 AJ 5.695% 7/10/46	750,000	733,580
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.477% 3/11/39	700,000	681,927
•Series 2006-PW12 AJ 5.836% 9/11/38	700,000	696,391
#•Series 2006-PW12 B 144A 5.836% 9/11/38	180,000	173,142
•Series 2006-PW13 AJ 5.611% 9/11/41	550,000	547,353
•Series 2007-PW16 AM 5.721% 6/11/40	500,000	514,856
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.303% 7/15/44	370,000	369,586
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	299,689
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.427% 4/10/37	46,269	46,229
•Series 2006-GG7 AJ 5.892% 7/10/38	450,000	398,208
•Series 2006-GG7 AM 5.892% 7/10/38	260,000	260,542
Series 2007-GG9 AM 5.475% 3/10/39	525,000	532,905
#•G-FORCE Series 2005-RR2 A3FL 144A 0.733% 12/25/39	52,920	50,010
#•Hilton USA Trust Series 2013-HLF BFL 144A 1.941% 11/5/30	145,074	144,332
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	22,192	22,214
•Series 2005-LDP5 E 5.529% 12/15/44	650,000	648,377
•Series 2005-LDP5 F 5.529% 12/15/44	700,000	699,445
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 4.793% 10/15/36	72,654	72,744
•Series 2006-C4 AJ 5.876% 6/15/38	750,000	748,351
•Series 2006-C4 AM 5.876% 6/15/38	730,000	732,770
•Merrill Lynch Mortgage Trust
Series 2005-CKI1 D 5.551% 11/12/37	150,049	145,671

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	695,221	$709,678
Series 2007-IQ13 5.312% 3/15/44	216,207	220,747
•Series 2007-IQ16 AM 6.054% 12/12/49	500,000	522,499
•Series 2007-IQ16 AMA 6.05% 12/12/49	700,000	727,675
Resource Capital
#•Series 2014-CRE2 A 144A 1.491% 4/15/32	255,442	250,664
#•Series 2015-CRE4 144A 1.836% 8/15/32	100,000	98,178
•Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AM 5.603% 10/15/48	800,000	810,158

Total Commercial Mortgage-Backed Securities (Cost $12,847,552)		12,027,497

ΔCORPORATE BONDS–8.04%
Australia–0.34%
CNOOC Finance 2015 Australia 2.625% 5/5/20	800,000	802,226
National Australia Bank 1.875% 7/23/18	600,000	603,469
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,507,239
#144A 2.25% 11/9/20	500,000	505,692

		3,418,626

British Virgin Islands–0.10%
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20	700,000	703,592
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	300,000	308,156

		1,011,748

Canada–0.15%
Canadian Natural Resources 1.75% 1/15/18	500,000	487,763
CNOOC Nexen Finance 2014 1.625% 4/30/17	300,000	299,624
Royal Bank of Canada 2.10% 10/14/20	500,000	502,973
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20	250,000	205,000

		1,495,360

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Cayman Islands–0.02%
#•Seven & Seven 144A 1.898% 9/11/19		210,000	$209,165

			209,165

China–0.23%
Alibaba Group Holding 2.50% 11/28/19		600,000	606,660
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	1,021,791
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	621,010

			2,249,461

France–0.15%
Arkema 1.50% 1/20/25	EUR	200,000	230,285
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,012,007
Pernod Ricard 2.125% 9/27/24	EUR	100,000	121,612
Veolia Environnement 4.625% 3/30/27	EUR	100,000	152,110

			1,516,014

Germany–0.12%
•Deutsche Bank 1.928% 8/20/20		600,000	588,884
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	608,051

			1,196,935

Hong Kong–0.05%
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	500,399

			500,399

Ireland–0.13%
#Ardagh Packaging Finance 144A 6.00% 6/30/21		200,000	191,000
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	1,073,864

			1,264,864

Italy–0.34%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	748,101
Intesa Sanpaolo
•0.76% 5/18/17	EUR	200,000	226,988
2.375% 1/13/17		200,000	200,906
3.875% 1/16/18		700,000	716,650
3.875% 1/15/19		500,000	514,798
•UniCredit 0.808% 4/10/17	EUR	300,000	343,185

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Italy (continued)
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	$604,652

			3,355,280

Luxembourg–0.09%
Actavis Funding 2.35% 3/12/18		600,000	607,374
ArcelorMittal 6.125% 6/1/18		300,000	304,500

			911,874

Mexico–0.07%
Coca-Cola Femsa 2.375% 11/26/18		700,000	711,537

			711,537

Netherlands–0.15%
#•ING Bank 144A 1.315% 10/1/19		1,000,000	984,402
•Petrobras Global Finance 3.522% 3/17/20		700,000	540,750

			1,525,152

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	239,769

			239,769

Republic of Korea–0.22%
•Export-Import Bank of Korea 1.374% 1/14/17		1,500,000	1,502,604
#Woori Bank 144A 4.75% 4/30/24		650,000	684,248

			2,186,852

South Africa–0.01%
#Edcon 144A 9.50% 3/1/18	EUR	150,000	63,034

			63,034

Spain–0.07%
Bankinter 1.75% 6/10/19	EUR	600,000	709,439

			709,439

Sweden–0.07%
•Svenska Handelsbanken 1.132% 6/17/19		700,000	689,888

			689,888

Switzerland–0.06%
•Credit Suisse New York 1.125% 5/26/17		600,000	598,433

			598,433

United Kingdom–0.36%
•Barclays Bank 1.198% 2/17/17		1,300,000	1,299,063
Delphi Automotive 3.15% 11/19/20		800,000	817,623
Ensco 4.70% 3/15/21		700,000	489,384
HSBC Holdings 3.40% 3/8/21		200,000	204,237

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom (continued)
#Petrofac 144A 3.40% 10/10/18		600,000	$552,762
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	250,344

			3,613,413

United States–5.29%
AbbVie 1.80% 5/14/18		800,000	805,788
Altria Group 2.625% 1/14/20		600,000	620,717
American Tower
3.30% 2/15/21		500,000	509,121
3.40% 2/15/19		300,000	307,751
•Amgen 1.218% 5/22/19		1,000,000	991,726
Anheuser-Busch InBev Finance 2.65% 2/1/21		600,000	616,963
•Apple 1.438% 2/22/19		400,000	403,718
AT&T
2.40% 3/15/17		1,000,000	1,011,907
2.45% 6/30/20		700,000	710,023
Bank of America
•1.662% 1/15/19		1,000,000	995,475
2.65% 4/1/19		700,000	712,797
•Bank of New York Mellon 1.488% 8/17/20		500,000	498,055
Beazer Homes USA 5.75% 6/15/19		3,000,000	2,670,000
Becton Dickinson 2.675% 12/15/19		600,000	615,238
#California Resources 144A 8.00% 12/15/22		73,000	28,288
Capital One Bank USA 2.30% 6/5/19		800,000	797,863
CenturyLink 6.00% 4/1/17		1,000,000	1,031,250
#Chesapeake Energy 144A 8.00% 12/15/22		175,000	86,625
CIT Group
3.875% 2/19/19		400,000	400,000
5.00% 8/15/22		200,000	202,874
Citigroup
•0.906% 6/9/16		1,000,000	999,451
•1.39% 4/8/19		200,000	197,108
2.40% 2/18/20		200,000	200,950
Constellation Brands 3.875% 11/15/19		200,000	210,500
Dell 3.10% 4/1/16		1,500,000	1,500,000
Dollar General 1.875% 4/15/18		500,000	503,184
Dominion Resources 2.50% 12/1/19		500,000	506,092
DPL 6.50% 10/15/16		154,000	157,658
E*TRADE Financial 5.375% 11/15/22		200,000	211,750
Enable Midstream Partners 2.40% 5/15/19		400,000	348,921

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Energy Transfer Partners 4.15% 10/1/20	400,000	$384,706
#Energy XXI Gulf Coast 144A 11.00% 3/15/20	200,000	29,000
EnLink Midstream Partners 2.70% 4/1/19	300,000	268,046
Express Scripts Holding 3.30% 2/25/21	300,000	307,846
Fiserv 2.70% 6/1/20	600,000	610,834
Ford Motor Credit 3.157% 8/4/20	1,200,000	1,225,318
Freeport-McMoRan 2.30% 11/14/17	600,000	556,500
•Goldman Sachs Group 1.834% 9/15/20	1,000,000	993,725
#Halcon Resources 144A 13.00% 2/15/22	65,000	19,663
HCA
4.25% 10/15/19	300,000	309,563
5.875% 5/1/23	100,000	105,375
#•Hewlett Packard Enterprise 144A 2.559% 10/5/18	600,000	601,139
HSBC USA 2.00% 8/7/18	600,000	602,080
JPMorgan Chase
•1.519% 1/25/18	1,200,000	1,204,032
2.20% 10/22/19	1,000,000	1,017,654
Juniper Networks
3.125% 2/26/19	500,000	508,850
3.30% 6/15/20	400,000	406,023
KB Home 4.75% 5/15/19	300,000	300,375
Kinder Morgan 3.05% 12/1/19	700,000	689,742
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	874,867
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	313,808
Kraft Heinz Foods
#144A 2.00% 7/2/18	500,000	504,903
2.25% 6/5/17	300,000	302,973
Kroger 2.60% 2/1/21	500,000	515,392
#Linn Energy 144A 12.00% 12/15/20	125,000	17,813
Lockheed Martin 1.85% 11/23/18	300,000	303,620
Marriott International 2.875% 3/1/21	800,000	808,634
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,006,096
Metropolitan Life Global Funding I
#144A 1.30% 4/10/17	1,000,000	1,001,687
#144A 3.875% 4/11/22	300,000	320,525
Morgan Stanley •1.469% 1/24/19	1,000,000	993,196

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
•1.761% 1/27/20	800,000	$795,223
Navient 5.50% 1/15/19	400,000	395,000
#•NBCUniversal Enterprise 144A 1.307% 4/15/18	1,000,000	998,841
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,017,690
Owens Illinois 7.80% 5/15/18	150,000	165,000
Pactiv 8.125% 6/15/17	1,000,000	1,025,000
#Peabody Energy 144A 10.00% 3/15/22	300,000	24,000
#Pricoa Global Funding I 144A 2.55% 11/24/20	400,000	405,163
Regions Financial 2.00% 5/15/18	1,000,000	994,160
Reynolds American 2.30% 6/12/18	500,000	510,256
Reynolds Group Issuer 9.00% 4/15/19	400,000	406,000
Sanchez Energy 7.75% 6/15/21	200,000	118,500
Sempra Energy 2.85% 11/15/20	700,000	712,469
#Sprint Communications 144A 9.00% 11/15/18	300,000	315,750
Talen Energy Supply 6.20% 5/15/16	2,000,000	2,011,250
Tenet Healthcare
5.00% 3/1/19	100,000	99,375
5.50% 3/1/19	400,000	398,000
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	609,434
Time Warner 2.10% 6/1/19	500,000	504,693
Toys R Us 7.375% 10/15/18	500,000	402,500
TransDigm 6.00% 7/15/22	200,000	200,250
United Technologies 4.50% 4/15/20	500,000	552,887
Verizon Communications 2.625% 2/21/20	1,000,000	1,029,885
Viacom 2.75% 12/15/19	600,000	611,583
Walgreens Boots Alliance 1.75% 11/17/17	600,000	601,571
•Wells Fargo 1.501% 7/22/20	1,400,000	1,389,931
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	710,471

		52,960,660

Total Corporate Bonds (Cost $82,184,462)		80,427,903

MUNICIPAL BONDS–0.03%
City of Chicago, Illinois Series 2003B 5.00% 1/1/18	90,000	92,714

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
City of Chicago, Illinois (Neighborhoods Alive)
§Series B 5.00% 1/1/17	60,000	$61,934
Series B-Unrefunded 5.00% 1/1/17	75,000	76,361
•University of California Series Y-2 0.934% 7/1/41	40,000	40,000

Total Municipal Bonds (Cost $268,213)		271,009

NON-AGENCY ASSET-BACKED SECURITIES–1.81%
•American Express Credit Account Master Trust Series 2008-2 A 1.696% 9/15/20	300,000	305,275
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.441% 6/17/31	319,691	313,443
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 0.99% 4/16/21	1,000,000	939,792
#•ARES XI CLO Series 2007-11A A1C 144A 0.887% 10/11/21	291,411	285,155
#•Babson CLO Series 2007-1A A1 144A 0.845% 1/18/21	313,324	308,170
#•Bridgeport CLO Series 2006-1A B 144A 1.274% 7/21/20	1,000,000	941,028
#•Catamaran CLO Series 2014-2A B 144A 3.62% 10/18/26	606,600	583,758
#•Cent CDO 15 Series 2007-15A A2B 144A 0.975% 3/11/21	1,000,000	940,382
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	539,881	540,556
Chase Issuance Trust
•Series 2007-B1 B1 0.686% 4/15/19	1,000,000	996,112
•Series 2007-C1 C1 0.896% 4/15/19	400,000	398,344
•Series 2014-A5 A5 0.806% 4/15/21	750,000	749,297
Colony American Homes
#•Series 2014-1A A 144A 1.591% 5/17/31	276,410	271,732
#•Series 2014-1A C 144A 2.291% 5/17/31	100,000	95,971
#•Cornerstone CLO Series 2007-1A A1J 144A 1.022% 7/15/21	1,200,000	1,176,551
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	28,366	28,531
#•CT CDO IV Series 2006-4A A1 144A 0.742% 10/20/43	108,010	105,647

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2012-A4 A4 0.806% 11/15/19	1,000,000	$1,001,604
•Series 2013-A6 A6 0.886% 4/15/21	580,000	580,887
•Series 2014-A1 A1 0.866% 7/15/21	800,000	800,640
Eaton Vance CLO
#•Series 2014-1A B 144A 2.672% 7/15/26	200,800	197,592
#•Series 2014-1A C 144A 3.622% 7/15/26	171,300	169,495
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 1.941% 6/17/31	130,000	126,571
#•Series 2014-SFR2 A 144A 1.541% 9/17/31	406,546	398,053
#•Series 2014-SFR2 B 144A 2.041% 9/17/31	740,000	721,507
#•Series 2015-SFR1 A 144A 1.891% 3/17/32	211,783	209,353
#•Series 2015-SFR2 A 144A 1.788% 6/17/32	323,018	317,521
LNR CDO
#•Series 2002-1A DFL 144A 1.832% 7/24/37	253,094	247,589
#•Series 2003-1A EFL 144A 3.432% 7/23/36	43,626	42,681
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 3.683% 3/25/32	224,844	227,309
#•Newcastle CDO V Series 2004-5A 1 144A 0.968% 12/24/39	2,237	2,175
#•N-Star REL CDO VI Series 2006-6A A1 144A 0.97% 6/16/41	227,306	215,941
•¿Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.378% 2/25/35	38,353	38,207
Progress Residential Trust
#•Series 2014-SFR1 A 144A 1.544% 10/17/31	209,559	204,869
#•Series 2014-SFR1 B 144A 2.341% 10/17/31	200,000	197,272
•RAAC Trust Series 2004-SP1 AII 1.133% 3/25/34	350,224	330,212
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.441% 9/17/31	123,224	120,030

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Silver Bay Realty Trust (continued)
#•Series 2014-1 B 144A 1.891% 9/17/31	100,000	$95,622
#•SWAY Residential Trust Series 2014-1 A 144A 1.741% 1/17/32	604,693	594,676
#•Trade MAPS 1 Series 2013-1A A 144A 1.142% 12/10/18	500,000	496,778
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 1.691% 5/17/32	730,000	711,192
West CLO
#•Series 2014-1A A2 144A 2.72% 7/18/26	310,000	302,017
#•Series 2014-1A B 144A 3.47% 7/18/26	830,000	767,709

Total Non-Agency Asset-Backed Securities (Cost $18,362,773)		18,097,246

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.75%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.433% 9/25/34	266,303	262,412
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 2.637% 5/25/34	366,572	361,665
•¿Series 2004-11 2A1 2.286% 7/25/34	127,313	125,154
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 1.933% 3/25/33	95,559	92,882
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.383% 5/25/24	90,701	90,000
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.171% 12/25/34	325,515	313,131
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.421% 4/19/34	316,640	315,029
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 1.198% 2/25/35	100,000	94,317
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.798% 3/25/35	468,237	446,612
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.803% 2/25/34	501,083	492,851
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.173% 3/25/28	63,236	59,495

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.652% 10/25/34	399,261	$391,248
•Series 2004-10AR 2A2 2.798% 11/25/34	351,544	355,106
•New York Mortgage Trust Series 2005-3 M1 0.883% 2/25/36	39,325	36,429
•Sequoia Mortgage Trust Series 2004-10 A2 1.072% 11/20/34	478,874	438,492
•Structured ARM Loan Trust Series 2004-12 3A1 2.795% 9/25/34	425,501	418,834
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.172% 10/19/33	464,987	429,519
•Series 2003-AR2 A1 1.17% 12/19/33	119,736	114,097
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.132% 1/19/34	356,115	341,244
•Series 2004-AR6 A1A 1.132% 2/19/35	418,044	386,746
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.073% 9/25/43	346,017	331,535
WaMu Mortgage Pass Through Certificates Trust
•¿Series 2005-AR8 2AB2 0.853% 7/25/45	169,820	148,951
•¿Series 2005-AR19 A1A1 0.703% 12/25/45	444,852	406,932
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.636% 11/25/33	335,006	334,213
•Series 2003-O 1A2 2.683% 1/25/34	108,340	110,866
•Series 2004-X 1A1 2.756% 11/25/34	181,557	180,858
•Series 2005-AR9 2A2 2.739% 10/25/33	453,055	444,231

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,637,409)		7,522,849

«SENIOR SECURED LOANS–0.82%
Alfred Fueling Systems 1st Lien 4.75% 6/20/21	225,044	214,917
Appvion Tranche B 1st Lien 5.75% 6/28/19	149,211	134,384
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien 4.75% 12/31/22	60,164	59,537

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Ascena Retail Group 5.25% 8/21/22	368,037	$359,603
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	103,225	102,856
Bowie Resource Holdings Tranche B 1st Lien 8.75% 8/12/20	179,015	161,114
Calpine Tranche B 1st Lien 4.00% 1/15/23	42,247	42,102
Caraustar Industries Tranche B 1st Lien 8.00% 5/1/19	30,421	29,737
Chemours Tranche B 1st Lien 3.75% 5/12/22	18,180	17,396
Ciena Tranche B 3.75% 7/15/19	30,865	30,788
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18	205,517	203,887
Crowne Group Tranche B 1st Lien 6.00% 9/30/20	126,371	121,316
Dell International Tranche B2 1st Lien 4.00% 4/29/20	81,951	81,995
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	211,606	208,796
Evergreen Acqco 1 Tranche C 5.00% 10/3/19	186,457	148,349
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	921,120	718,459
Fieldwood Energy 1st Lien 3.875% 9/28/18	322,409	221,790
Fitness & Sports Clubs Tranche B 1st Lien 5.50% 7/1/20	225,157	217,699
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	314,424	266,474
Fram Group Holdings 1st Lien 6.50% 7/29/17	194,960	180,012
Guggenheim Partners Investment Management Holdings Tranche B 1st Lien 4.25% 7/22/20	55,111	55,203
Hertz 3.75% 3/11/18	75,000	74,063
Huntsman International Tranche B-Ext 1st Lien 3.00% 4/19/19	122,912	122,720
KAR Auction Services Tranche B3 1st Lien 4.25% 3/9/23	61,453	61,734
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	135,867	135,378
M/A-COM Technology Solutions Holdings Tranche B 1st Lien 4.50% 5/8/21	75,653	75,574
Match Group Tranche B 1st Lien 5.50% 11/16/22	58,541	58,724
McDermott Finance 5.25% 4/16/19	17,083	16,030

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Men’s Wearhouse Tranche B 1st Lien 4.50% 6/18/21	108,014	$104,301
MGOC 1st Lien 4.00% 7/31/20	20,540	20,535
Navios Maritime Midstream Partners Tranche B 1st Lien 5.50% 6/18/20	134,332	120,563
Navios Maritime Partners 5.25% 6/27/18	4,964	4,393
Navistar 1st Lien 6.50% 8/7/20	135,559	124,460
Neptune Finco 1st Lien 5.00% 10/9/22	126,537	126,902
Nexeo Solutions Tranche B 1st Lien 5.00% 9/9/17	6,672	6,662
Nexeo Solutions Tranche B3 1st Lien 5.00% 9/9/17	10,488	10,472
Novelis Tranche B 1st Lien 4.00% 6/2/22	78,398	76,610
NXP Tranche B1 1st Lien 3.75% 12/7/20	28,552	28,652
OCI Beaumont Tranche B3 1st Lien 7.75% 8/20/19	670,130	676,832
On Semiconductor Tranche B 1st Lien 5.25% 3/31/23	227,971	228,648
Onsite Rental Group Operations PTY Tranche B 1st Lien 5.50% 7/31/21	250,472	210,397
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19	121,545	110,302
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	163,180	60,852
Radio One Tranche 1st Lien 5.14% 12/31/18	548,900	544,783
ROC Finance 1st Lien 5.00% 6/20/19	229,083	222,210
Sensus USA 1st Lien 4.75% 5/9/17	172,793	171,929
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	360,015	319,215
TI Group Automotive Systems Tranche B 1st Lien 4.50% 6/30/22	91,290	91,004
UTEX Industries Tranche B 1st Lien 5.00% 5/22/21	363,725	221,418
Valeant Pharmaceuticals International Tranche BD2 1st Lien 3.50% 2/13/19	130,000	123,403
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/1/22	302,925	287,149
Western Digital Corp Term Loan B 1st Lien 6.25% 3/30/23	114,371	113,192

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Windstream Services Tranche B5 1st Lien 3.50% 8/8/19		51,398	$49,888
Zayo Group 1st Lien 3.75% 5/6/21		49,941	49,806

Total Senior Secured Loans (Cost $8,971,508)			8,225,215

ΔSOVEREIGN BONDS–55.21%
Brazil–1.50%
Brazil Letras do Tesouro Nacional
≠0.167% 1/1/17	BRL	440,000	110,980
≠12.256% 1/1/18	BRL	8,530,000	1,897,934
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	8,320,000	1,960,493
Brazil Notas Do Tesouro Nacional Serie F 10.00% 1/1/27	BRL	3,760,000	835,516
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	78,893
6.00% 5/15/19	BRL	12,000	96,174
6.00% 8/15/20	BRL	1,000	7,870
6.00% 8/15/22	BRL	432,000	3,347,116
6.00% 5/15/23	BRL	335,500	2,630,388
6.00% 8/15/24	BRL	3,000	23,122
6.00% 5/15/45	BRL	50,000	381,884
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	5,805,000	1,574,781
10.00% 1/1/21	BRL	7,700,000	1,891,307
10.00% 1/1/25	BRL	910,000	207,429

			15,043,887

France–1.13%
France Government Bond O.A.T.
3.00% 4/25/22	EUR	3,800,000	5,130,796
3.75% 4/25/17	EUR	5,200,000	6,180,875

			11,311,671

Hungary–0.36%
Hungary Government International Bonds
5.375% 2/21/23		460,000	510,765
6.25% 1/29/20		2,792,000	3,110,972

			3,621,737

Indonesia–1.50%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	24,833,000,000	1,655,814
7.00% 5/15/22	IDR	23,406,000,000	1,699,848
8.25% 7/15/21	IDR	4,351,000,000	340,566
8.375% 3/15/24	IDR	61,713,000,000	4,836,047
8.375% 9/15/26	IDR	3,671,000,000	289,620
8.375% 3/15/34	IDR	29,440,000,000	2,253,465
10.00% 9/15/24	IDR	25,030,000,000	2,128,720
10.00% 2/15/28	IDR	7,040,000,000	604,022
10.25% 7/15/22	IDR	7,849,000,000	663,479

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
12.80% 6/15/21	IDR	5,661,000,000	$518,899
12.90% 6/15/22	IDR	142,000,000	13,405

			15,003,885

Ireland–0.98%
Ireland Government Bond 5.40% 3/13/25	EUR	6,093,810	9,784,594

			9,784,594

Japan–3.77%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	450,000,000	4,049,968
1.70% 3/20/17	JPY	700,000,000	6,328,760
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY	650,000,000	6,947,385
1.90% 3/22/21	JPY	559,000,000	5,485,914
1.90% 6/20/25	JPY	453,000,000	4,769,966
Japan Government 30 Yr Bond 1.70% 9/20/44	JPY	875,000,000	10,149,759

			37,731,752

Malaysia–6.40%
≠Bank Negara Malaysia Monetary Notes 3.04% 4/19/16	MYR	13,224,000	3,386,222
Malaysia Government Bonds
3.172% 7/15/16	MYR	3,000,000	771,165
3.314% 10/31/17	MYR	82,960,000	21,435,129
3.394% 3/15/17	MYR	35,960,000	9,275,956
3.654% 10/31/19	MYR	19,000,000	4,918,621
3.814% 2/15/17	MYR	16,680,000	4,318,032
4.012% 9/15/17	MYR	28,810,000	7,513,565
4.181% 7/15/24	MYR	18,023,000	4,719,573
4.262% 9/15/16	MYR	18,375,000	4,752,524
Malaysia Treasury Bills
≠2.688% 1/20/17	MYR	7,410,000	1,861,905
≠2.80% 5/27/16	MYR	230,000	58,746
≠2.929% 4/29/16	MYR	70,000	17,912
≠3.05% 8/5/16	MYR	4,060,000	1,032,261

			64,061,611

Mexico–9.48%
Mexican Bonos
5.00% 6/15/17	MXN	51,590,000	3,020,654
6.25% 6/16/16	MXN	351,850,000	20,465,285
6.50% 6/10/21	MXN	225,000,000	13,691,334
7.25% 12/15/16	MXN	261,212,000	15,458,817
7.50% 6/3/27	MXN	122,500,000	7,883,303
7.75% 12/14/17	MXN	27,000,000	1,655,983
7.75% 11/23/34	MXN	75,000,000	4,908,023
8.50% 12/13/18	MXN	130,500,000	8,265,948
Mexican Cetes
≠3.88% 6/9/16	MXN	53,329,000	306,387

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Cetes (continued)
≠3.886% 6/23/16	MXN	320,786,000	$1,840,089
≠3.892% 7/7/16	MXN	401,584,000	2,300,424
≠3.898% 7/21/16	MXN	64,742,000	370,222
≠3.936% 8/4/16	MXN	12,400,000	70,795
≠3.939% 8/18/16	MXN	102,075,000	581,829
≠3.942% 9/1/16	MXN	8,997,000	51,199
≠3.995% 10/13/16	MXN	17,361,000	98,330
≠4.037% 12/8/16	MXN	2,134,005,000	12,009,958
≠4.074% 2/2/17	MXN	89,214,000	498,870
Mexican Udibonos
2.50% 12/10/20	MXN	4,078,073	238,013
3.50% 12/14/17	MXN	7,464,670	448,295
4.00% 6/13/19	MXN	5,177,900	317,567
5.00% 6/16/16	MXN	7,361,221	427,443

			94,908,768

Netherlands–0.81%
Netherlands Government Bond 5.50% 1/15/28	EUR	4,500,000	8,106,911

			8,106,911

New Zealand–4.33%
New Zealand Government Bond 4.50% 4/15/27	NZD	4,550,000	3,607,442
New Zealand Government Bonds
5.50% 4/15/23	NZD	13,000,000	10,700,780
6.00% 12/15/17	NZD	20,500,000	15,122,307
6.00% 5/15/21	NZD	17,000,000	13,851,853

			43,282,382

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	138,494

			138,494

Philippines–1.50%
Philippine Government Bonds
1.625% 4/25/16	PHP	65,840,000	1,429,738
2.125% 5/23/18	PHP	31,900,000	684,583
2.875% 5/22/17	PHP	12,490,000	275,348
3.875% 11/22/19	PHP	42,830,000	950,653
5.875% 1/31/18	PHP	3,740,000	84,920
9.125% 9/4/16	PHP	6,310,000	141,206
Philippine Treasury Bills
≠1.192% 8/24/16	PHP	14,370,000	310,213
≠1.198% 9/14/16	PHP	5,130,000	110,588
≠1.276% 8/3/16	PHP	15,330,000	331,076
≠1.276% 10/5/16	PHP	348,000,000	7,485,594
≠1.297% 7/20/16	PHP	43,670,000	945,526
≠1.316% 3/15/17	PHP	10,270,000	219,191
≠1.323% 2/22/17	PHP	19,310,000	416,525

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Treasury Bills (continued)
≠1.355% 9/7/16	PHP	6,180,000	$133,859
≠1.366% 1/18/17	PHP	47,320,000	1,015,799
≠1.395% 6/8/16	PHP	6,990,000	151,284
≠1.44% 5/4/16	PHP	5,380,000	116,568
≠1.54% 12/7/16	PHP	7,050,000	151,804
≠1.863% 7/6/16	PHP	410,000	8,869

			14,963,344

Poland–4.32%
Poland Government Bonds
•1.75% 1/25/17	PLN	11,708,000	3,149,161
•1.75% 1/25/21	PLN	11,269,000	2,984,268
4.75% 10/25/16	PLN	24,040,000	6,565,571
5.25% 10/25/17	PLN	27,030,000	7,677,333
5.25% 10/25/20	PLN	20,500,000	6,285,377
5.50% 10/25/19	PLN	21,750,000	6,601,071
5.75% 10/25/21	PLN	15,050,000	4,786,620
5.75% 4/25/29	PLN	15,000,000	5,129,717

			43,179,118

Portugal–1.31%
#Portugal Government International Bond 144A 5.125% 10/15/24		3,840,000	3,898,214
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	9,032,787
#144A 4.95% 10/25/23	EUR	38,200	50,623
#144A 5.65% 2/15/24	EUR	94,800	130,544

			13,112,168

Republic of Korea–3.85%
Korea Monetary Stabilization Bonds
1.56% 8/9/16	KRW	111,300,000	97,348
1.57% 7/9/16	KRW	1,173,600,000	1,026,454
1.62% 6/9/16	KRW	459,000,000	401,462
1.96% 2/2/17	KRW	733,200,000	643,863
2.07% 12/2/16	KRW	3,825,600,000	3,358,356
2.46% 8/2/16	KRW	5,677,160,000	4,980,502
Korea Treasury Bonds
1.50% 6/10/19	KRW	6,780,000,000	5,925,658
2.00% 9/10/20	KRW	19,000,000,000	16,946,817
3.00% 12/10/16	KRW	5,861,420,000	5,178,726

			38,559,186

Republic of Lithuania–0.10%
#Lithuania Government International Bond 144A 7.375% 2/11/20		880,000	1,043,403

			1,043,403

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Serbia–0.31%
Republic of Serbia
#144A 4.875% 2/25/20		1,040,000	$1,058,365
#144A 5.25% 11/21/17		880,000	909,151
#144A 7.25% 9/28/21		990,000	1,108,800

			3,076,316

Singapore–1.76%
Singapore Government Bond
1.125% 4/1/16	SGD	1,460,000	1,083,423
2.00% 7/1/20	SGD	5,800,000	4,458,287
2.375% 4/1/17	SGD	7,000,000	5,280,187
2.875% 9/1/30	SGD	8,493,000	6,800,260

			17,622,157

Slovenia–0.41%
#Slovenia Government International Bond 144A 5.50% 10/26/22		3,600,000	4,078,919

			4,078,919

Spain–3.95%
Spain Government Bond
1.40% 1/31/20	EUR	16,576,000	19,688,714
#144A 1.60% 4/30/25	EUR	12,770,000	14,925,703
#144A 4.20% 1/31/37	EUR	3,298,000	4,900,658

			39,515,075

Ukraine–1.52%
Ukraine Government International Bond
#•144A 3.027% 5/31/40		5,516,000	1,824,969
#144A 7.75% 9/1/22		1,480,000	1,361,600
#144A 7.75% 9/1/23		2,680,000	2,437,728
#144A 7.75% 9/1/24		2,680,000	2,408,650
#144A 7.75% 9/1/25		2,680,000	2,389,086
#144A 7.75% 9/1/26		2,680,000	2,378,178
#144A 7.75% 9/1/27		2,680,000	2,370,996

			15,171,207

United Kingdom–5.91%
United Kingdom Gilt
4.25% 12/7/27	GBP	7,000,000	12,895,221
4.25% 9/7/39	GBP	4,250,000	8,360,325
4.50% 9/7/34	GBP	9,250,000	18,222,985
4.75% 3/7/20	GBP	6,500,000	10,840,528
5.00% 3/7/25	GBP	4,700,000	8,855,405

			59,174,464

Total Sovereign Bonds (Cost $560,684,963)			552,491,049

SUPRANATIONAL BANKS–1.97%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,453,854

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	$8,262,868

Total Supranational Banks (Cost $17,856,685)			19,716,722

U.S. TREASURY OBLIGATIONS–22.72%
U.S. Treasury Bonds
3.125% 8/15/44		14,500,000	16,044,584
3.625% 8/15/43		9,143,000	11,107,492
U.S. Treasury Notes
0.625% 8/15/16		2,000,000	2,001,890
0.625% 5/31/17		21,500,000	21,491,185
0.625% 4/30/18		24,000,000	23,932,968
0.875% 12/31/16		23,000,000	23,051,658
1.00% 8/15/18		7,500,000	7,536,038
1.00% 8/31/19		14,000,000	14,022,428
1.125% 4/30/20		18,500,000	18,529,267
1.375% 2/28/19		4,500,000	4,566,272
1.50% 12/31/18		3,300,000	3,360,007
1.50% 2/28/19		6,000,000	6,109,218
1.625% 6/30/19		19,264,900	19,697,609
1.625% 8/15/22		22,750,000	22,929,953
1.75% 5/15/22		23,000,000	23,391,276
2.50% 5/15/24		9,000,000	9,572,868

Total U.S. Treasury Obligations (Cost $218,053,253)			227,344,713

		Number of Shares

MONEY MARKET FUND–3.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)		36,871,345	36,871,345

Total Money Market Fund (Cost $36,871,345)			36,871,345

		Principal Amount°

SHORT-TERM INVESTMENT–1.60%
≠Discount Note–1.60%
Federal Home Loan Bank 0.08% 4/1/16		16,026,000	16,026,000

Total Short-Term Investment (Cost $16,026,000)			16,026,000

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.48% (Cost $986,122,406)	$985,427,683
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.52%	15,246,076

NET ASSETS APPLICABLE TO 90,087,108 SHARES OUTSTANDING–100.00%	$1,000,673,759

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $85,117,670, which represents 8.51% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

«	Includes $791,561 cash collateral held at broker for certain open derivatives and $679,948 due to broker for certain open derivatives as of March 31, 2016.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

§

Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(12,137,044)	USD	13,076,815	11/25/16	$(850,492)
BAML	EUR	(251,705)	USD	280,671	2/28/17	(9,280)
BCLY	CLP	64,000,000	USD	(94,784)	5/2/16	477
BCLY	CLP	173,000,000	USD	(253,442)	6/23/16	2,842
BCLY	EUR	(63,718)	USD	72,130	4/21/16	(420)
BCLY	EUR	(390,401)	USD	422,700	4/22/16	(21,830)
BCLY	EUR	(273,608)	USD	299,043	4/29/16	(12,564)
BCLY	EUR	(174,440)	USD	190,283	5/6/16	(8,429)
BCLY	EUR	(60,000)	USD	67,224	5/9/16	(1,132)
BCLY	EUR	(878,515)	USD	1,009,062	5/18/16	7,909
BCLY	EUR	(251,004)	USD	292,363	5/26/16	6,244
BCLY	EUR	(343,382)	USD	374,506	5/31/16	(16,979)
BCLY	EUR	(992,741)	USD	1,093,315	6/9/16	(38,829)
BCLY	EUR	(233,016)	USD	259,840	6/16/16	(5,957)
BCLY	EUR	(405,004)	USD	465,096	6/22/16	3,024
BCLY	EUR	(145,209)	USD	164,239	6/23/16	(1,436)
BCLY	EUR	(153,728)	USD	173,035	6/24/16	(2,366)
BCLY	EUR	(8,017,383)	USD	8,983,325	6/29/16	(165,872)
BCLY	EUR	(2,310,000)	USD	2,599,274	6/30/16	(36,921)
BCLY	EUR	(268,000)	USD	293,839	7/21/16	(12,232)
BCLY	EUR	(767,000)	USD	847,143	7/28/16	(29,029)
BCLY	EUR	(59,984)	USD	66,846	7/29/16	(1,678)
BCLY	EUR	(97,592)	USD	107,729	8/5/16	(3,785)
BCLY	EUR	(705,000)	USD	789,229	8/18/16	(16,715)
BCLY	EUR	(725,415)	USD	803,404	8/31/16	(26,259)

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	(617,237)	USD	687,154	10/27/16	$(20,306)
BCLY	JPY	(122,220,000)	USD	1,032,132	4/18/16	(54,460)
BCLY	JPY	(34,125,000)	USD	289,808	5/26/16	(13,882)
BCLY	JPY	(275,090,000)	USD	2,215,323	6/10/16	(234,081)
BCLY	JPY	(79,441,000)	USD	647,902	6/30/16	(59,979)
BCLY	JPY	(49,760,000)	USD	407,376	7/29/16	(36,485)
BCLY	JPY	(13,360,000)	USD	108,314	8/12/16	(10,917)
BCLY	JPY	(11,394,000)	USD	92,951	8/24/16	(8,778)
BCLY	JPY	(190,420,000)	USD	1,698,813	8/31/16	(1,755)
BCLY	JPY	(288,085,900)	USD	2,552,165	9/9/16	(21,452)
BCLY	JPY	(24,430,094)	USD	204,890	9/20/16	(13,442)
BCLY	JPY	(192,553,560)	USD	1,717,656	9/26/16	(3,573)
BCLY	JPY	(288,100,000)	USD	2,424,982	10/13/16	(152,253)
BCLY	JPY	(108,530,000)	USD	913,879	10/24/16	(57,463)
BCLY	JPY	(81,840,000)	USD	740,164	2/27/17	3,558
BNYM	CAD	7,322,500	USD	(5,183,924)	4/28/16	454,395
BNYM	GBP	(25,089,500)	USD	35,906,579	4/28/16	(131,256)
BNYM	JPY	2,725,826,000	USD	(23,330,553)	4/28/16	910,205
BNYM	NZD	(62,530,500)	USD	40,338,425	4/28/16	(2,818,489)
BNYM	PLN	(67,880,500)	USD	16,491,565	4/28/16	(1,692,816)
BNYM	SEK	132,276,500	USD	(15,558,280)	4/28/16	751,529
BNYM	SGD	(11,172,500)	USD	7,806,836	4/28/16	(481,262)
CITI	AUD	(1,703,000)	USD	1,199,729	5/19/16	(102,665)
CITI	BRL	(1,180,343)	USD	331,185	4/4/16	3,306
CITI	CLP	10,158,000	USD	(14,500)	6/2/16	576
CITI	CLP	509,600,000	USD	(743,919)	6/15/16	11,539
CITI	EUR	(319,130)	USD	356,311	4/29/16	(7,141)
CITI	EUR	(1,630,646)	USD	1,813,645	5/26/16	(45,127)
CITI	EUR	(162,300)	USD	181,066	6/16/16	(4,067)
CITI	EUR	(213,050)	USD	235,257	7/28/16	(8,118)
CITI	EUR	(126,500)	USD	138,349	7/29/16	(6,162)
CITI	EUR	(1,774,000)	USD	1,962,310	8/5/16	(64,768)
CITI	EUR	(146,969)	USD	161,423	8/10/16	(6,542)
CITI	EUR	(4,177,000)	USD	4,588,121	11/9/16	(201,935)
CITI	EUR	(625,871)	USD	676,472	11/14/16	(41,401)
CITI	INR	47,593,000	USD	(694,755)	6/13/16	15,619
CITI	JPY	(25,100,000)	USD	210,105	4/13/16	(13,014)
CITI	JPY	(230,500,000)	USD	1,871,006	6/8/16	(181,211)
CITI	JPY	(430,080,000)	USD	3,466,290	6/10/16	(363,146)
CITI	JPY	(11,693,000)	USD	95,335	6/16/16	(8,803)
CITI	JPY	(296,974,000)	USD	2,414,462	7/25/16	(234,181)
CITI	JPY	(336,389,300)	USD	2,735,650	8/8/16	(266,035)
CITI	JPY	(36,124,000)	USD	292,423	8/10/16	(29,943)
CITI	JPY	(24,520,467)	USD	217,056	9/16/16	(2,052)
CITI	JPY	(294,831,000)	USD	2,658,530	9/23/16	23,330
CITI	JPY	(105,000,000)	USD	884,657	10/24/16	(55,092)
CITI	JPY	(18,273,000)	USD	150,611	11/16/16	(13,098)
CITI	JPY	(15,350,000)	USD	131,820	1/17/17	(6,083)
CITI	MXN	(26,901,977)	USD	1,552,111	4/4/16	(4,288)
CITI	MXN	(53,952,714)	USD	3,107,660	4/5/16	(13,402)
DB	AUD	(140,000)	USD	100,548	4/28/16	(6,632)
DB	AUD	(239,687)	USD	173,418	6/16/16	(9,651)
DB	AUD	(220,000)	USD	163,442	8/18/16	(4,129)
DB	AUD	(590,000)	USD	415,775	10/20/16	(32,420)
DB	CAD	(100,000)	USD	75,340	4/28/16	(1,659)

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	CLP	22,957,000	USD	(31,672)	4/7/16	$2,579
DB	CLP	51,753,000	USD	(70,090)	4/15/16	7,066
DB	CLP	20,225,000	USD	(29,529)	4/18/16	614
DB	CLP	396,480,000	USD	(536,944)	4/21/16	53,814
DB	CLP	15,933,500	USD	(21,972)	4/28/16	1,753
DB	CLP	16,303,000	USD	(22,628)	5/9/16	1,622
DB	CLP	21,370,000	USD	(30,608)	5/26/16	1,128
DB	CLP	42,601,000	USD	(60,387)	5/31/16	2,850
DB	CLP	16,426,000	USD	(23,390)	6/2/16	988
DB	CLP	43,362,500	USD	(62,035)	6/3/16	2,316
DB	CLP	38,881,750	USD	(56,378)	6/13/16	1,272
DB	EUR	(780,573)	USD	845,227	4/13/16	(43,338)
DB	EUR	(193,000)	USD	213,689	4/27/16	(6,103)
DB	EUR	(1,437,624)	USD	1,619,802	4/28/16	(17,440)
DB	EUR	(15,448,865)	USD	17,248,920	4/29/16	(345,583)
DB	EUR	(22,847)	USD	24,436	5/19/16	(1,601)
DB	EUR	(388,000)	USD	434,761	5/23/16	(7,475)
DB	EUR	(400,000)	USD	426,040	6/6/16	(30,084)
DB	EUR	(683,600)	USD	774,450	6/13/16	(5,245)
DB	EUR	(29,529)	USD	32,518	6/16/16	(1,166)
DB	EUR	(77,628)	USD	87,106	6/30/16	(1,483)
DB	EUR	(878,675)	USD	948,766	7/7/16	(54,233)
DB	EUR	(865,000)	USD	964,475	7/18/16	(23,298)
DB	EUR	(268,384)	USD	295,958	7/25/16	(10,595)
DB	EUR	(1,010,900)	USD	1,102,032	7/27/16	(52,715)
DB	EUR	(9,978)	USD	11,166	7/29/16	(232)
DB	EUR	(5,097,818)	USD	5,667,423	8/18/16	(160,321)
DB	EUR	(99,312)	USD	112,321	8/31/16	(1,262)
DB	EUR	(51,000)	USD	55,773	9/2/16	(2,560)
DB	EUR	(476,300)	USD	519,357	9/6/16	(25,506)
DB	EUR	(873,178)	USD	990,183	10/11/16	(9,990)
DB	EUR	(1,320,000)	USD	1,506,120	10/21/16	(6,466)
DB	EUR	(24,586)	USD	27,383	11/4/16	(805)
DB	EUR	(187,000)	USD	206,831	11/7/16	(7,597)
DB	EUR	(143,000)	USD	155,701	11/14/16	(8,320)
DB	EUR	(81,717)	USD	88,803	11/17/16	(4,937)
DB	EUR	(564,000)	USD	609,153	11/28/16	(38,116)
DB	EUR	(590,000)	USD	656,611	12/15/16	(20,959)
DB	EUR	(8,528,000)	USD	9,518,527	2/28/17	(305,294)
DB	GBP	(658,064)	USD	961,070	8/18/16	15,266
DB	INR	34,425,000	USD	(500,996)	4/27/16	16,667
DB	INR	77,318,400	USD	(1,129,437)	4/28/16	33,062
DB	INR	125,496,350	USD	(1,820,626)	4/29/16	65,963
DB	INR	13,590,000	USD	(198,249)	8/18/16	2,469
DB	JPY	(97,000,000)	USD	787,682	6/13/16	(76,105)
DB	JPY	(207,431,900)	USD	1,842,707	8/18/16	(8,924)
DB	JPY	(11,260,000)	USD	100,267	8/24/16	(266)
DB	JPY	(23,347,000)	USD	196,275	8/29/16	(12,212)
DB	JPY	(284,100,000)	USD	2,392,018	10/13/16	(149,434)
DB	JPY	(54,738,000)	USD	491,925	3/1/17	(792)
DB	MYR	(361,000)	USD	81,683	8/18/16	(11,262)
DB	PHP	4,600,000	USD	(99,031)	4/28/16	913
GSC	EUR	(2,319,000)	USD	2,576,671	4/29/16	(64,406)
GSC	EUR	(388,556)	USD	424,699	5/9/16	(17,966)
GSC	EUR	(210,000)	USD	225,844	5/12/16	(13,424)

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	EUR	(456,438)	USD	493,833	5/16/16	$(26,287)
GSC	EUR	(305,000)	USD	327,820	5/24/16	(19,826)
GSC	EUR	(275,000)	USD	311,608	10/11/16	(3,388)
GSC	EUR	(311,000)	USD	333,438	12/2/16	(23,535)
GSC	EUR	(970,000)	USD	1,064,468	1/27/17	(51,456)
GSC	JPY	(24,447,000)	USD	199,232	5/12/16	(18,253)
GSC	JPY	(170,648,500)	USD	1,403,994	12/2/16	(125,955)
GSC	JPY	(43,530,000)	USD	371,598	1/27/17	(19,649)
GSC	KRW	(7,965,000,000)	USD	6,438,600	6/7/16	(501,588)
HSBC	EUR	(799,545)	USD	851,915	4/18/16	(58,381)
HSBC	EUR	(3,710,250)	USD	4,206,087	6/6/16	(24,752)
HSBC	EUR	(94,000)	USD	103,391	6/9/16	(3,808)
HSBC	EUR	(520,000)	USD	583,499	6/30/16	(9,930)
HSBC	EUR	(1,775,000)	USD	1,959,422	8/5/16	(68,798)
HSBC	EUR	(461,000)	USD	522,824	10/13/16	(5,266)
HSBC	INR	484,108,000	USD	(7,156,438)	4/11/16	140,485
HSBC	INR	38,132,000	USD	(553,276)	4/29/16	19,963
HSBC	INR	25,151,000	USD	(363,545)	5/5/16	14,191
HSBC	JPY	(7,824,000)	USD	64,017	5/25/16	(5,609)
HSBC	JPY	(345,200,000)	USD	2,811,876	6/9/16	(261,671)
HSBC	JPY	(292,980,000)	USD	2,363,409	6/10/16	(245,288)
HSBC	JPY	(50,970,000)	USD	433,990	7/19/16	(20,502)
HSBC	JPY	(51,004,000)	USD	413,926	8/22/16	(41,424)
HSBC	JPY	(39,672,000)	USD	352,326	9/1/16	(1,981)
HSBC	JPY	(569,000,000)	USD	4,788,151	10/11/16	(301,459)
HSBC	JPY	(19,870,000)	USD	163,156	11/14/16	(14,846)
HSBC	JPY	(53,562,442)	USD	457,407	1/31/17	(24,099)
HSBC	JPY	(59,187,000)	USD	534,458	2/27/17	1,742
HSBC	JPY	(53,500,000)	USD	476,402	3/6/17	(5,280)
HSBC	KRW	(2,706,000,000)	USD	2,184,301	5/2/16	(175,891)
HSBC	KRW	(19,500,000,000)	USD	15,761,396	5/4/16	(1,245,653)
HSBC	KRW	(1,900,000,000)	USD	1,534,786	5/31/16	(121,020)
HSBC	KRW	(5,410,000,000)	USD	4,368,600	6/2/16	(345,874)
HSBC	KRW	(6,780,000,000)	USD	5,571,076	9/19/16	(326,542)
HSBC	MYR	(25,297,796)	USD	6,369,032	4/1/16	(120,661)
JPMC	AUD	(7,096,648)	USD	5,081,200	4/28/16	(351,783)
JPMC	AUD	(7,412,000)	USD	5,247,696	5/18/16	(421,028)
JPMC	AUD	(5,428,000)	USD	3,821,312	5/19/16	(329,832)
JPMC	CLP	600,075,000	USD	(839,735)	5/5/16	53,198
JPMC	CLP	66,100,000	USD	(94,280)	5/24/16	3,903
JPMC	CLP	3,644,767,200	USD	(5,195,306)	6/2/16	214,066
JPMC	CLP	103,600,000	USD	(151,428)	6/14/16	2,167
JPMC	EUR	(90,000)	USD	102,483	4/13/16	32
JPMC	EUR	(734,885)	USD	797,798	4/14/16	(38,784)
JPMC	EUR	(108,077)	USD	117,746	4/21/16	(5,312)
JPMC	EUR	(81,085)	USD	93,062	5/20/16	652
JPMC	EUR	(292,994)	USD	328,450	5/26/16	(5,533)
JPMC	EUR	(51,000)	USD	56,892	6/16/16	(1,283)
JPMC	EUR	(90,000)	USD	102,708	7/13/16	(48)
JPMC	EUR	(4,288,000)	USD	4,682,024	7/15/16	(214,073)
JPMC	EUR	(4,310,000)	USD	4,692,469	7/25/16	(230,483)
JPMC	EUR	(1,774,000)	USD	1,978,524	7/29/16	(48,053)
JPMC	EUR	(784,000)	USD	873,270	8/22/16	(23,113)
JPMC	EUR	(3,750,000)	USD	4,248,881	9/6/16	(40,935)
JPMC	EUR	(170,000)	USD	192,081	10/7/16	(2,612)

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR	(90,000)	USD	102,970	10/13/16	$(127)
JPMC	EUR	(110,916)	USD	119,868	11/14/16	(7,352)
JPMC	EUR	(395,000)	USD	439,607	12/15/16	(14,020)
JPMC	EUR	(4,269,000)	USD	4,727,938	1/19/17	(181,668)
JPMC	IDR	26,400,000,000	AUD	(2,400,000)	6/23/16	150,177
JPMC	IDR	11,570,000,000	AUD	(1,054,022)	6/24/16	63,984
JPMC	INR	471,150,000	USD	(6,963,493)	4/18/16	130,791
JPMC	INR	998,000	USD	(14,366)	5/23/16	580
JPMC	JPY	(286,000,000)	USD	2,387,670	4/7/16	(154,208)
JPMC	JPY	(333,310,000)	USD	2,805,120	4/20/16	(158,330)
JPMC	JPY	(160,970,000)	USD	1,365,122	4/21/16	(66,099)
JPMC	JPY	(26,934,000)	USD	226,781	5/20/16	(12,878)
JPMC	JPY	(271,440,000)	USD	2,202,058	6/13/16	(215,123)
JPMC	JPY	(114,500,000)	USD	933,113	6/16/16	(86,629)
JPMC	JPY	(286,000,000)	USD	2,393,285	7/7/16	(155,838)
JPMC	JPY	(59,316,000)	USD	503,484	8/26/16	(26,149)
JPMC	JPY	(11,285,000)	USD	94,433	8/31/16	(6,348)
JPMC	JPY	(124,260,500)	USD	1,218,240	9/2/16	108,437
JPMC	JPY	(286,000,000)	USD	2,400,416	10/7/16	(157,353)
JPMC	JPY	(176,475,000)	USD	1,502,695	10/19/16	(76,405)
JPMC	JPY	(274,457,000)	USD	2,251,844	11/14/16	(206,834)
JPMC	JPY	(176,475,000)	USD	1,524,312	1/19/17	(61,274)
JPMC	JPY	(113,300,000)	USD	1,016,380	3/3/17	(3,568)
JPMC	JPY	(24,468,902)	USD	222,290	3/24/17	1,808
JPMC	JPY	(5,819,000)	USD	51,957	3/31/17	(495)
MSC	CLP	253,545,000	USD	(346,453)	4/21/16	31,331
MSC	CLP	42,500,000	USD	(57,721)	4/22/16	5,598
MSC	CLP	274,147,200	USD	(383,492)	5/5/16	24,449
MSC	CLP	274,147,200	USD	(393,618)	6/6/16	13,114
MSC	EUR	(267,000)	USD	293,928	6/9/16	(10,565)
MSC	EUR	(788,000)	USD	869,952	7/18/16	(29,892)
MSC	EUR	(1,139,000)	USD	1,245,097	7/22/16	(55,749)
MSC	EUR	(196,000)	USD	221,296	8/15/16	(2,744)
MSC	EUR	(196,000)	USD	219,753	8/17/16	(4,303)
MSC	JPY	(256,633,500)	USD	2,136,075	6/16/16	(149,514)
MSC	JPY	(12,000,000)	USD	96,909	8/8/16	(10,170)
MSC	JPY	(48,880,000)	USD	440,944	9/23/16	4,055
MSC	JPY	(328,879,680)	USD	2,784,708	10/17/16	(157,848)
MSC	JPY	(9,000,000)	USD	74,144	11/16/16	(6,488)
SCB	EUR	(230,000)	USD	246,841	4/13/16	(14,979)
SCB	EUR	(3,415,000)	USD	3,667,573	5/12/16	(223,381)
SCB	EUR	(107,800)	USD	117,199	6/9/16	(5,738)
SCB	JPY	(18,274,000)	USD	148,803	5/12/16	(13,766)
SCB	JPY	(5,370,800)	USD	43,939	5/16/16	(3,845)
SCB	JPY	(31,894,000)	USD	269,056	5/26/16	(14,780)
SCB	JPY	(63,360,000)	USD	543,662	7/19/16	(21,310)
SCB	JPY	(46,050,000)	USD	394,267	1/17/17	(19,444)

						$(15,232,274)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
13 U.S. Treasury 2 yr Notes	$2,845,610	$2,843,750	7/1/16	$(1,860)
(43) U.S. Treasury 5 yr Notes	(5,176,108)	(5,210,349)	7/1/16	(34,241)
(12) U.S. Treasury 10 yr Notes	(1,552,275)	(1,564,687)	6/22/16	(12,412)
(2) U.S. Treasury Long Bonds	(325,432)	(328,875)	6/22/16	(3,443)

				$(51,956)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection
	Purchased/Moody’s
	Rating:
	CenturyLink
BCLY	6.00% 4/1/17/Ba3	1,000,000	5.00%	6/20/17	$(48,805)	$(3,660)
	Pactiv
BCLY	8.125% 6/15/17/Caa2	1,000,000	5.00%	6/20/17	(36,895)	(11,925)
	Tenet Healthcare
BCLY	6.875% 11/15/31/B3	400,000	5.00%	3/20/19	(26,855)	(53)
	Beazer Homes USA
CITI	9.125% 5/15/19/Caa1	3,000,000	5.00%	6/20/19	(101,484)	217,238
	Denali Intermediate
CITI	7.10% 4/15/28/Ba3	1,500,000	1.00%	6/20/16	(327)	683
	Kinder Morgan
CITI	3.95% 9/1/22/Baa3	800,000	5.00%	3/20/20	(137,950)	50,838
	Lennar
CITI	4.75% 12/15/17/Ba2	200,000	5.00%	9/20/19	(15,654)	(9,399)
	Lennar
CITI	4.75% 12/15/17/Ba2	300,000	5.00%	12/20/19	(28,189)	(10,810)
	Owens-Illinois
CITI	7.80% 5/15/18/B2	150,000	5.00%	6/20/18	(13,917)	(1,936)
JPMC	DPL 7.25% 10/15/21/Ba3	350,000	5.00%	12/20/16	(8,826)	(2,405)
	Talen Energy Supply
JPMC	6.50% 5/1/18/B1	2,000,000	5.00%	6/20/16	(18,662)	1,374
	Tenet Healthcare
JPMC	6.875% 11/15/31/B3	400,000	5.00%	12/20/16	(11,479)	(1,210)
	Toys R Us
JPMC	7.375% 10/15/18/Caa2	500,000	5.00%	12/20/18	92,355	(32,511)

						$196,224

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection
	Sold/Moody’s Rating:
	Engie SA
BCLY	5.125% 2/19/18/A1	EUR	400,000	1.00%	9/20/20	$11,279	$(3,717)
	iHeartMedia Capital l
BCLY	6.875% 6/15/18/Ca		250,000	5.00%	6/20/18	(39,312)	(134,103)
	Beazer Homes USA
CITI	9.125% 5/15/19/Caa1		200,000	5.00%	9/20/19	2,826	(13,112)
	Beazer Homes USA
CITI	9.125% 5/15/19/Caa1		300,000	5.00%	12/20/19	6,361	(25,422)
	Orange SA
CITI	5.625% 5/22/18/Baa1	EUR	400,000	1.00%	9/20/20	7,392	975
	United Mexican States
CITI	5.95% 3/19/19/A3		200,000	1.00%	6/20/20	(2,019)	(444)
	General Electric
JPMC	5.625% 9/15/17/A1		1,500,000	1.00%	3/20/19	13,377	20,543
	Tenet Healthcare
JPMC	6.875% 11/15/31/B3		400,000	5.00%	12/20/18	22,988	4,843

							$(150,437)

Total							$45,787

Interest Rate Swap Contracts

Counterparty	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
LCH-DB IRS 3-Month USD-BBA-LIBOR	24,860,000	0.925%	0.621%	10/17/17	$—	$(46,441)
LCH-DB IRS 3-Month USD-BBA-LIBOR	4,530,000	2.730%	0.617%	7/7/24	—	(434,959)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.977%	0.628%	3/27/25	—	(50,632)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.985%	0.628%	3/27/25	—	(51,540)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	3,320,000	2.000%	0.628%	6/15/23	(89,591)	(34,570)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	14,880,000	3.018%	0.618%	8/22/23	—	(1,673,613)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	5,640,000	1.973%	0.621%	1/27/25	—	(196,020)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,410,000	1.936%	0.618%	1/29/25	—	(44,736)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,190,000	1.941%	0.618%	1/30/25	—	(38,170)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,880,000	1.816%	0.618%	2/3/25	—	(40,338)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	8,500,000	3.848%	0.618%	8/22/43	—	(3,243,522)

Total						$(5,854,541)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BBA-LIBOR–British Bankers Association London Interbank Offered Rate

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REL–Real Estate

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

Yr–Year

LVIP Global Income Fund–18

LVIP Global Income Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$986,122,406

Aggregate unrealized appreciation	$48,444,060
Aggregate unrealized depreciation	(49,138,783)

Net unrealized depreciation	$(694,723)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

LVIP Global Income Fund–19

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligation	$—	$1,993,820	$1,993,820
Agency Mortgage-Backed Securities	—	4,412,315	4,412,315
Commercial Mortgage-Backed Securities	—	12,027,497	12,027,497
Corporate Bonds	—	80,427,903	80,427,903
Municipal Bonds	—	271,009	271,009
Non-Agency Asset-Backed Securities	—	18,097,246	18,097,246
Non-Agency Collateralized Mortgage Obligations	—	7,522,849	7,522,849
Senior Secured Loans	—	8,225,215	8,225,215
Sovereign Bonds	—	552,491,049	552,491,049
Supranational Banks	—	19,716,722	19,716,722
U.S. Treasury Obligations	—	227,344,713	227,344,713
Money Market Fund	36,871,345	—	36,871,345
Short-Term Investment	—	16,026,000	16,026,000

Total	$36,871,345	$948,556,338	$985,427,683

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$(15,232,274)	$(15,232,274)

Futures Contracts	$(51,956)	$—	$(51,956)

Swap Contracts	$—	$(5,808,754)	$(5,808,754)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Income–20

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–43.78%
U.S. MARKETS–35.09%
Aerospace & Defense–0.44%
United Technologies	459	$45,946

		45,946

Air Freight & Logistics–0.48%
United Parcel Service Class B	468	49,360

		49,360

Banks–4.31%
BB&T	1,014	33,736
JPMorgan Chase	3,110	184,174
M&T Bank	770	85,470
Wells Fargo	2,981	144,161

		447,541

Beverages–0.47%
Coca-Cola	522	24,216
PepsiCo	241	24,698

		48,914

Capital Markets–0.82%
Invesco	1,481	45,570
Morgan Stanley	1,580	39,516

		85,086

Chemicals–0.62%
E.I. duPont deNemours	1,022	64,713

		64,713

Communications Equipment–1.23%
Cisco Systems	2,413	68,698
QUALCOMM	1,142	58,402

		127,100

Consumer Finance–0.41%
American Express	697	42,796

		42,796

Containers & Packaging–0.51%
Packaging Corp of America	870	52,548

		52,548

Diversified Telecommunication Services–1.35%
AT&T	3,576	140,072

		140,072

Electric Utilities–3.39%
Duke Energy	1,508	121,665
FirstEnergy	2,543	91,472
NextEra Energy	643	76,093
Pinnacle West Capital	836	62,758

		351,988

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing–1.45%
Wal-Mart Stores	2,200	$150,678

		150,678

Health Care Equipment & Supplies–1.49%
Abbott Laboratories	1,366	57,140
Medtronic	1,305	97,875

		155,015

Health Care Providers & Services–0.53%
UnitedHealth Group	427	55,040

		55,040

Hotels, Restaurants & Leisure–0.49%
Yum Brands	614	50,256

		50,256

Household Products–0.79%
Procter & Gamble	1,001	82,392

		82,392

Industrial Conglomerates–1.38%
General Electric	4,515	143,532

		143,532

Insurance–1.72%
Arthur J. Gallagher	547	24,331
MetLife	1,801	79,136
Prudential Financial	1,038	74,964

		178,431

Machinery–0.30%
Stanley Black & Decker	295	31,037

		31,037

Media–1.36%
Comcast Class A	1,161	70,914
Viacom Class B	1,687	69,639

		140,553

Oil, Gas & Consumable Fuels–1.88%
Apache	240	11,714
Chevron	589	56,191
Exxon Mobil	1,526	127,558

		195,463

Pharmaceuticals–4.08%
Johnson & Johnson	903	97,705
Merck	2,440	129,100
Pfizer	6,622	196,276

		423,081

Real Estate Investment Trusts–1.41%
Boston Properties	370	47,020
Brixmor Property Group	1,019	26,107

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
DDR	1,870	$33,267
RLJ Lodging Trust	1,765	40,383

		146,777

Road & Rail–0.44%
Union Pacific	576	45,821

		45,821

Semiconductors & Semiconductor Equipment–0.83%
Intel	2,658	85,986

		85,986

Software–2.08%
Microsoft	2,432	134,319
Oracle	1,184	48,437
Symantec	1,814	33,341

		216,097

Technology Hardware, Storage & Peripherals–0.45%
EMC	1,743	46,451

		46,451

Tobacco–0.38%
Altria Group	630	39,476

		39,476

Total U.S. Markets (Cost $3,541,802)		3,642,150

§DEVELOPED MARKETS–8.69%
Automobiles–0.50%
Volvo ADR	4,727	51,997

		51,997

Banks–0.64%
Banco Bilbao Vizcaya Argentaria ADR	10,248	66,817

		66,817

Diversified Telecommunication Services–0.31%
Telefonica ADR	2,872	31,965

		31,965

Electric Utilities–0.91%
Iberdrola ADR	3,527	94,418

		94,418

Household Products–0.45%
Reckitt Benckiser Group ADR	2,409	47,024

		47,024

Insurance–0.26%
Everest Re Group	135	26,653

		26,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–2.54%
BP ADR	4,154	$125,368
Royal Dutch Shell ADR Class A	1,627	78,828
TOTAL ADR	1,303	59,182

		263,378

Personal Products–0.48%
Unilever New York Shares	1,102	49,237

		49,237

Pharmaceuticals–0.89%
Novartis ADR	466	33,757
Sanofi ADR	1,466	58,875

		92,632

Specialty Retail–0.70%
Hennes & Mauritz ADR	11,012	72,679

		72,679

Transportation Infrastructure–0.40%
=Sydney Airport	8,155	41,851

		41,851

Wireless Telecommunication Services–0.61%
Vodafone Group ADR	1,988	63,715

		63,715

Total Developed Markets (Cost $1,016,455)		902,366

Total Common Stock (Cost $4,558,257)		4,544,516

CONVERTIBLE PREFERRED STOCK–3.14%
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	446	21,957
•Morgan Stanley 6.375%, exercise price $25.00, expiration date 12/31/49	837	21,821
Public Storage 5.75%, exercise price $25.00, expiration date 12/31/49	1,405	36,895
•SCE Trust III 5.75%, exercise price $25.00, expiration date 12/31/49	4,000	107,520
Taubman Centers 6.50%, exercise price $25.00, expiration date 12/31/49	1,387	35,382
Verizon Communications 5.90%, exercise price $25.00, expiration date 2/15/54	2,527	68,355

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Vornado Realty Trust 6.625%, exercise price $25.00, expiration date 12/31/49	1,339	$34,359

Total Convertible Preferred Stock (Cost $312,853)		326,289

PREFERRED STOCK–1.33%
•Bank of America 6.10%	75,000	73,969
•GMAC Capital Trust I 6.402%	591	14,485
•Morgan Stanley 5.55%	50,000	49,350

Total Preferred Stock (Cost $138,135)		137,804

	Principal Amount°

CORPORATE BONDS–33.81%
Airlines–0.25%
#Air Canada 144A 6.75% 10/1/19	25,000	25,969

		25,969

Banks–1.98%
•Bank of America 6.30% 12/29/49	25,000	25,813
CIT Group 5.25% 3/15/18	50,000	51,850
JPMorgan Chase
•6.10% 10/29/49	25,000	25,507
•6.125% 12/29/49	50,000	51,250
•Wells Fargo 5.90% 12/29/49	50,000	50,734

		205,154

Beverages–1.28%
Anheuser-Busch InBev Finance 4.90% 2/1/46	50,000	56,014
Constellation Brands 4.75% 12/1/25	25,000	26,000
Cott Beverages 5.375% 7/1/22	50,000	51,000

		133,014

Chemicals–0.46%
Ashland 6.875% 5/15/43	50,000	47,875

		47,875

Commercial Services & Supplies–0.39%
Advanced Disposal Services 8.25% 10/1/20	25,000	25,623
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	25,000	15,125

		40,748

Consumer Finance–0.24%
•American Express 6.80% 9/1/66	25,000	25,125

		25,125

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.26%
#International Lease Finance 144A 7.125% 9/1/18	25,000	$27,313

		27,313

Diversified Telecommunication Services–0.47%
AT&T 4.75% 5/15/46	50,000	48,965

		48,965

Food & Staples Retailing–0.79%
CVS Health 5.125% 7/20/45	25,000	29,069
Rite Aid 6.75% 6/15/21	25,000	26,469
Sysco 4.85% 10/1/45	25,000	26,861

		82,399

Health Care Providers & Services–3.62%
#Centene Escrow 144A 5.625% 2/15/21	50,000	52,250
Community Health Systems 6.875% 2/1/22	50,000	45,375
DaVita HealthCare Partners 5.00% 5/1/25	75,000	74,437
HCA
4.75% 5/1/23	100,000	102,000
5.00% 3/15/24	25,000	25,641
5.875% 2/15/26	25,000	25,813
#•Tenet Healthcare 144A 4.134% 6/15/20	50,000	49,875

		375,391

Hotels, Restaurants & Leisure–1.01%
MGM Resorts International 6.75% 10/1/20	50,000	54,350
#New Red Finance 144A 4.625% 1/15/22	25,000	25,500
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,187

		105,037

Household Durables–0.48%
TRI Pointe Holdings 4.375% 6/15/19	50,000	49,875

		49,875

Household Products–1.03%
HRG Group 7.875% 7/15/19	50,000	52,855
Spectrum Brands 6.625% 11/15/22	50,000	54,312

		107,167

Independent Power & Renewable Electricity Producers–1.11%
#Calpine 144A 7.875% 1/15/23	42,000	44,730
Dynegy 6.75% 11/1/19	20,000	20,000

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy 7.875% 5/15/21	50,000	$50,063

		114,793

Internet & Catalog Retail–0.56%
Amazon.com 4.95% 12/5/44	50,000	57,841

		57,841

Internet Software & Services–0.24%
VeriSign 5.25% 4/1/25	25,000	25,313

		25,313

IT Services–0.95%
CoreLogic 7.25% 6/1/21	25,000	26,100
#First Data 144A 5.75% 1/15/24	50,000	50,183
#@WEX 144A 4.75% 2/1/23	25,000	22,125

		98,408

Machinery–0.53%
#Manitowoc Foodservice 144A 9.50% 2/15/24	50,000	54,750

		54,750

Media–5.73%
21st Century Fox America 6.15% 2/15/41	25,000	29,964
CCO Holdings 5.125% 5/1/23	25,000	25,500
CCO Safari II
#144A 4.908% 7/23/25	25,000	26,409
#144A 6.484% 10/23/45	50,000	55,790
#CCOH Safari 144A 5.75% 2/15/26	50,000	51,875
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	23,937
Comcast 4.60% 8/15/45	25,000	27,804
#Nielsen Finance 144A 5.00% 4/15/22	50,000	51,500
#Sirius XM Radio 144A 4.625% 5/15/23	100,000	98,750
Univision Communications 5.125% 2/15/25	75,000	74,250
#Videotron 144A 5.375% 6/15/24	75,000	78,000
WMG Acquisition 5.625% 4/15/22	50,000	51,031

		594,810

Oil, Gas & Consumable Fuels–2.38%
Antero Resources 5.125% 12/1/22	25,000	22,813
Apache 4.75% 4/15/43	25,000	22,522
ConocoPhillips 4.95% 3/15/26	25,000	26,149
Kinder Morgan 5.05% 2/15/46	25,000	21,350
Laredo Petroleum 5.625% 1/15/22	25,000	21,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	$96,000
Weatherford International 6.80% 6/15/37	50,000	37,500

		247,334

Pharmaceuticals–0.51%
Actavis Funding SCS 4.75% 3/15/45	50,000	52,794

		52,794

Real Estate Investment Trusts–1.48%
#Communications Sales & Leasing 144A 6.00% 4/15/23	25,000	24,375
DuPont Fabros Technology 5.625% 6/15/23	50,000	51,375
Equinix 5.375% 4/1/23	75,000	78,000

		153,750

Semiconductors & Semiconductor Equipment–0.50%
#Qorvo 144A 6.75% 12/1/23	50,000	51,750

		51,750

Software–1.76%
#@BMC Software Finance 144A 8.125% 7/15/21	50,000	36,250
Infor US 6.50% 5/15/22	50,000	45,750
Microsoft 3.75% 2/12/45	50,000	49,657
#@Nuance Communications 144A 5.375% 8/15/20	50,000	50,969

		182,626

Specialty Retail–0.53%
L Brands
5.625% 2/15/22	25,000	27,298
6.875% 11/1/35	25,000	27,255

		54,553

Technology Hardware, Storage & Peripherals–0.49%
NCR 5.875% 12/15/21	50,000	51,313

		51,313

Thrifts & Mortgage Finance–0.43%
Nationstar Mortgage 6.50% 7/1/21	50,000	44,625

		44,625

Tobacco–0.89%
Reynolds American 5.85% 8/15/45	75,000	91,938

		91,938

Trading Companies & Distributors–0.59%
#@Ahern Rentals 144A 7.375% 5/15/23	50,000	34,750

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
#HD Supply 144A 5.25% 12/15/21	25,000	$26,344

		61,094

Wireless Telecommunication Services–2.87%
SBA Communications 4.875% 7/15/22	75,000	76,219
Sprint 7.875% 9/15/23	100,000	76,979
Sprint Communications 6.00% 12/1/16	50,000	49,937
T-Mobile USA
6.50% 1/15/26	40,000	41,750
6.625% 4/1/23	50,000	52,875

		297,760

Total Corporate Bonds (Cost $3,512,633)		3,509,484

«SENIOR SECURED LOANS–8.09%
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	50,000	49,821
Axalta Coating Systems US Holdings 1st Lien 3.75% 2/1/20	24,930	24,814
BMC Software Finance 1st Lien 5.00% 9/10/20	24,803	20,857
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	24,875	24,152
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	24,938	24,606
@EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	25,000	23,250
EP Energy Tranche B3 2nd Lien 3.50% 5/24/18	25,000	16,750
@Equinix Tranche B 1st Lien 4.00% 1/8/23	25,000	25,125
First Data 1st Lien 4.182% 7/10/22	50,000	49,769
Gates Global 1st Lien 4.25% 7/6/21	24,936	23,603
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,744	18,510
Global Payments Tranche B 1st Lien 3.50% 3/24/23	25,000	25,167
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	50,000	46,759
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	24,935	20,260
Men’s Wearhouse 1st Lien 5.00% 6/18/21	25,000	23,750
MPH Acquisition Tranche B 3.75% 3/31/21	24,698	24,500
Neiman Marcus Group 1st Lien 4.25% 10/25/20	24,810	22,794

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	24,937	$23,232
Neptune Finco 1st Lien 5.00% 10/9/22	25,000	25,072
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	34,613	34,438
Numericable-SFR 4.50% 5/21/20	40,009	39,806
NXP Tranche B1 1st Lien 3.75% 12/7/20	24,938	25,025
Ortho-Clinical Diagnostics 1st Lien 4.75% 6/30/21	24,874	23,133
PetSmart Tranche B 1st Lien 4.25% 3/10/22	24,937	24,874
Sabre GLBL Tranche B 1st Lien 4.00% 2/19/19	14,847	14,874
Shearer’s Foods 1st Lien 5.25% 7/30/21	24,938	24,688
SS&C Technologies (European Holdings) Tranche B2 1st Lien 4.00% 7/8/22	2,763	2,771
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	19,058	19,119
TransDigm Tranche C 1st Lien 3.75% 2/28/20	24,744	24,455
U.S. Renal Care 1st Lien 5.25% 12/31/22	24,938	24,896
Univar USA 1st Lien 4.25% 7/1/22	24,875	24,591
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/1/22	46,382	43,966

Total Senior Secured Loans (Cost $854,678)		839,427

U.S. TREASURY OBLIGATION–3.89%
U.S. Treasury Notes 1.375% 9/30/20	400,000	403,398

Total U.S. Treasury Obligation (Cost $402,232)		403,398

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–9.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	941,414	$941,414

Total Money Market Fund (Cost $941,414)		941,414

TOTAL VALUE OF SECURITIES–103.11% (Cost $10,720,202)	$10,702,332
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.11%)	(322,832)

NET ASSETS APPLICABLE TO 1,130,814 SHARES OUTSTANDING–100.00%	$10,379,500

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $979,769, which represents 9.44% of the Fund’s net assets.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

«	Includes $12,838 cash collateral held at broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $207,594, which represents 2.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $41,851, which represents 0.40% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	U.S. Treasury 2 yr Notes	$(654,617)	$(656,250)	7/1/16	$(1,633)
(4)	U.S. Treasury 10 yr Notes	(521,721)	(521,562)	6/22/16	159
(3)	U.S. Treasury Long Bonds	(497,197)	(493,313)	6/22/16	3,884
(1)	U.S. Treasury Ultra Bond	(172,748)	(172,531)	6/22/16	217

					$2,627

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

yr–Year

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes the Fund were as follows:

Cost of investments	$10,720,202

Aggregate unrealized appreciation	$368,715
Aggregate unrealized depreciation	(386,585)

Net unrealized depreciation	$(17,870)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$45,946	$—	$—	$45,946
Air Freight & Logistics	49,360	—	—	49,360
Banks	447,541	—	—	447,541
Beverages	48,914	—	—	48,914
Capital Markets	85,086	—	—	85,086
Chemicals	64,713	—	—	64,713
Communications Equipment	127,100	—	—	127,100
Consumer Finance	42,796	—	—	42,796
Containers & Packaging	52,548	—	—	52,548
Diversified Telecommunication Services	140,072	—	—	140,072
Electric Utilities	351,988	—	—	351,988
Food & Staples Retailing	150,678	—	—	150,678
Health Care Equipment & Supplies	155,015	—	—	155,015
Health Care Providers & Services	55,040	—	—	55,040
Hotels, Restaurants & Leisure	50,256	—	—	50,256
Household Products	82,392	—	—	82,392
Industrial Conglomerates	143,532	—	—	143,532
Insurance	178,431	—	—	178,431
Machinery	31,037	—	—	31,037
Media	140,553	—	—	140,553
Oil, Gas & Consumable Fuels	195,463	—	—	195,463
Pharmaceuticals	423,081	—	—	423,081
Real Estate Investment Trusts	146,777	—	—	146,777
Road & Rail	45,821	—	—	45,821
Semiconductors & Semiconductor Equipment	85,986	—	—	85,986
Software	216,097	—	—	216,097
Technology Hardware, Storage & Peripherals	46,451	—	—	46,451
Tobacco	39,476	—	—	39,476
Developed Markets
Automobiles	51,997	—	—	51,997
Banks	66,817	—	—	66,817
Diversified Telecommunication Services	31,965	—	—	31,965
Electric Utilities	94,418	—	—	94,418
Household Products	47,024	—	—	47,024
Insurance	26,653	—	—	26,653
Oil, Gas & Consumable Fuels	263,378	—	—	263,378
Personal Products	49,237	—	—	49,237
Pharmaceuticals	92,632	—	—	92,632
Specialty Retail	72,679	—	—	72,679
Transportation Infrastructure	—	—	41,851	41,851
Wireless Telecommunication Services	63,715	—	—	63,715
Convertible Preferred Stock	326,289	—	—	326,289
Preferred Stock	14,485	123,319	—	137,804
Corporate Bonds	—	3,509,484	—	3,509,484
Senior Secured Loans	—	839,427	—	839,427
U.S. Treasury Obligations	—	403,398	—	403,398
Money Market Fund	941,414	—	—	941,414

Total	$5,784,853	$4,875,628	$41,851	$10,702,332

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Futures Contracts	$2,627	$—	$—	$2,627

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–28.18%
Equity Fund–28.18%
*Invesco V.I. Diversified Dividend Fund	1,711,658	$41,952,729

Total Affiliated Investment Company (Cost $39,693,972)		41,952,729

UNAFFILIATED INVESTMENT COMPANIES–71.68%
Equity Funds–65.09%
*Invesco V.I. Core Equity Fund	1,207,067	41,945,593
**Invesco V.I. Equity and Income Fund	3,421,420	54,982,212

		96,927,805

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–6.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	9,808,299	$9,808,299

		9,808,299

Total Unaffiliated Investment Companies (Cost $115,590,546)		106,736,104

TOTAL VALUE OF SECURITIES–99.86% (Cost $155,284,518)	148,688,833
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	215,886

NET ASSETS APPLICABLE TO 15,144,262 SHARES OUTSTANDING–100.00%	$148,904,719

*	Series I Shares.

**	Series II Shares.

«	Includes $407,203 cash collateral held at broker, and $154,651 foreign currencies due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2	British Pound Currency	$178,531	$179,663	6/14/16	$1,132
47	E-mini S&P 500 Index	4,761,694	4,821,025	6/20/16	59,331
5	E-mini S&P MidCap 400 Index	709,977	720,600	6/20/16	10,623
2	Euro Currency	280,681	285,300	6/14/16	4,619
11	Euro STOXX 50 Index	366,014	366,870	6/20/16	856
2	FTSE 100 Index	173,675	175,596	6/20/16	1,921
2	Japanese Yen Currency	221,031	222,600	6/14/16	1,569
1	Nikkei 225 Index (OSE)	151,589	148,918	6/10/16	(2,671)

					$77,380

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$155,284,518

Aggregate unrealized appreciation	$2,258,758
Aggregate unrealized depreciation	(8,854,443)

Net unrealized depreciation	$(6,595,685)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$148,688,833

Futures Contracts	$77,380

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Sales	Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
Invesco V.I. Diversified Dividend Fund*	$—	$6,619,952	$1,082,810	$(28,031)	$41,952,729	$—	$—
Invesco V.I. Equity and Income Fund**	45,281,923	—	—	—	—	—	—

Total	$45,281,923	$6,619,952	$1,082,810	$(28,031)	$41,952,729	$—	$—

*Investment company considered to be unaffiliated of the Fund at December 31, 2015.

** Investment company is no longer an affiliate of the Fund at March 31, 2016.

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco V.I. Comstock Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–94.39%
Equity Fund–94.39%
*Invesco V.I. Comstock Fund	6,825,790	$117,608,357

		117,608,357

Total Affiliated Investment Company (Cost $125,059,764)		117,608,357

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–4.01%
Money Market Fund–4.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	4,996,833	$4,996,832

		4,996,832

Total Unaffiliated Investment Company (Cost $4,996,833)		4,996,832

TOTAL VALUE OF SECURITIES–98.40% (Cost $130,056,597)	122,605,189
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.60%	1,990,164

NET ASSETS APPLICABLE TO 13,703,405 SHARES OUTSTANDING–100.00%	$124,595,353

*	Series I Shares.

«	Includes $3,414,749 cash collateral held at broker for futures contracts and $18,342 foreign currencies due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12)	British Pound Currency	$(1,071,714)	$(1,077,975)	6/14/16	$(6,261)
(307)	E-mini S&P 500 Index	(30,383,431)	(31,490,525)	6/20/16	(1,107,094)
(24)	E-mini S&P MidCap 400 Index	(3,298,540)	(3,458,880)	6/20/16	(160,340)
(12)	Euro Currency	(1,684,689)	(1,711,800)	6/14/16	(27,111)
(50)	Euro STOXX 50 Index	(1,696,376)	(1,667,593)	6/20/16	28,783
(12)	FTSE 100 Index	(1,043,612)	(1,053,575)	6/20/16	(9,963)
(11)	Japanese Yen Currency	(1,219,249)	(1,224,300)	6/14/16	(5,051)
(8)	Nikkei 225 Index (OSE)	(1,173,248)	(1,191,346)	6/10/16	(18,098)

					$(1,305,135)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Invesco V.I. Comstock Managed Volatility Fund–1

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco V.I. Comstock Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily Invesco V.I. Comstock Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$130,056,597

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(7,451,408)

Net unrealized depreciation	$(7,451,408)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$122,605,189

Futures Contracts	$(1,305,135)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Invesco V.I. Comstock Managed Volatility Fund–2

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
Invesco V.I. Comstock Fund	$110,729,782	$9,254,576	$728,845	$(166,814)	$117,608,357	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with addditional portfolio managers and revised risks.

Effective May 1, 2016, the Fund’s name changed to LVIP Invesco Select Equity Managed Volatility Fund.

LVIP Invesco V.I. Comstock Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.64%
Aerospace & Defense–0.71%
†DigitalGlobe	10,600	$183,380
Rockwell Collins	6,700	617,807
Textron	20,700	754,722
†TransDigm Group	3,900	859,326

		2,415,235

Air Freight & Logistics–1.13%
CH Robinson Worldwide	4,000	296,920
Expeditors International of Washington	72,987	3,562,495

		3,859,415

Airlines–1.25%
Alaska Air Group	9,700	795,594
Allegiant Travel	1,700	302,702
Copa Holdings Class A	4,000	271,000
Southwest Airlines	32,500	1,456,000
†Spirit Airlines	5,800	278,284
†United Continental Holdings	19,300	1,155,298

		4,258,878

Auto Components–0.96%
BorgWarner	76,809	2,949,466
Delphi Automotive	4,200	315,084

		3,264,550

Automobiles–0.29%
†Ferrari	6,900	287,730
Harley-Davidson	4,000	205,320
†Tesla Motors	2,200	505,494

		998,544

Banks–2.17%
BankUnited	11,900	409,836
Fifth Third Bancorp	17,200	287,068
First Republic Bank	43,054	2,869,119
†Signature Bank	21,722	2,956,799
†SVB Financial Group	5,700	581,685
Webster Financial	7,900	283,610

		7,388,117

Beverages–0.99%
Brown-Forman Class B	7,900	777,913
Constellation Brands Class A	8,000	1,208,720
Dr Pepper Snapple Group	5,300	473,926
†Monster Beverage	6,900	920,322

		3,380,881

Biotechnology–3.33%
†ACADIA Pharmaceuticals	55,564	1,553,569
†Agios Pharmaceuticals	3,500	142,100
†Alkermes	61,793	2,112,703
†Alnylam Pharmaceuticals	4,800	301,296
†BioMarin Pharmaceutical	38,137	3,145,540

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Bluebird Bio	1,400	$59,500
†Clovis Oncology	1,700	32,640
†Incyte	10,800	782,676
†Intercept Pharmaceuticals	1,300	167,011
†Ironwood Pharmaceuticals	14,700	160,818
†Medivation	31,855	1,464,693
†Neurocrine Biosciences	5,300	209,615
†Puma Biotechnology	1,600	46,992
†Seattle Genetics	8,200	287,738
†Ultragenyx Pharmaceutical	2,700	170,937
†United Therapeutics	3,400	378,862
†Vertex Pharmaceuticals	4,300	341,807

		11,358,497

Building Products–1.59%
Allegion	13,500	860,085
Fortune Brands Home & Security	81,112	4,545,516

		5,405,601

Capital Markets–2.23%
†E*TRADE Financial	25,800	631,842
Financial Engines	9,900	311,157
Invesco	7,200	221,544
Lazard Class A	20,500	795,400
LPL Financial Holdings	9,500	235,600
Northern Trust	67,132	4,374,992
TD Ameritrade Holding	24,600	775,638
WisdomTree Investments	22,900	261,747

		7,607,920

Chemicals–3.41%
Air Products & Chemicals	3,800	547,390
Ashland	6,700	736,732
Celanese Class A	14,500	949,750
CF Industries Holdings	17,800	557,852
NewMarket	1,000	396,260
PolyOne	8,000	242,000
RPM International	19,900	941,867
Scotts Miracle-Gro Class A	25,860	1,881,832
Sherwin-Williams	4,100	1,167,147
Valspar	39,097	4,184,161

		11,604,991

Commercial Services & Supplies–0.94%
†Copart	12,100	493,317
Iron Mountain	9,800	332,318
KAR Auction Services	15,700	598,798
Ritchie Bros Auctioneers	17,800	482,024
Rollins	21,600	585,792
†Stericycle	2,300	290,237
Waste Connections	6,700	432,753

		3,215,239

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.26%
†F5 Networks	3,600	$381,060
Harris	34,882	2,715,913
Motorola Solutions	4,100	310,370
†Palo Alto Networks	5,500	897,270

		4,304,613

Construction Materials–0.34%
Eagle Materials	3,700	259,407
Vulcan Materials	8,600	907,902

		1,167,309

Containers & Packaging–0.52%
Ball	15,200	1,083,608
Sealed Air	14,700	705,747

		1,789,355

Diversified Consumer Services–0.26%
Service Corp International	29,700	732,996
Sotheby’s	6,200	165,726

		898,722

Diversified Financial Services–2.51%
CBOE Holdings	13,800	901,554
CME Group	45,349	4,355,771
Intercontinental Exchange	4,500	1,058,130
McGraw-Hill Financial	9,700	960,106
Moody’s	8,600	830,416
MSCI	6,000	444,480

		8,550,457

Diversified Telecommunication Services–0.46%
†SBA Communications Class A	15,600	1,562,652

		1,562,652

Electrical Equipment–1.01%
AMETEK	10,000	499,800
†Generac Holdings	45,951	1,711,215
Hubbell	2,900	307,197
†Sensata Technologies Holding	23,900	928,276

		3,446,488

Electronic Equipment, Instruments & Components–1.51%
Amphenol Class A	22,900	1,324,078
Cognex	8,500	331,075
FEI	3,800	338,238
†IPG Photonics	4,100	393,928
†Keysight Technologies	7,500	208,050
†Trimble Navigation	102,404	2,539,619

		5,134,988

Energy Equipment & Services–0.05%
Oceaneering International	5,600	186,144

		186,144

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–0.99%
PriceSmart	3,700	$312,946
†Sprouts Farmers Market	11,300	328,152
Whole Foods Market	87,633	2,726,263

		3,367,361

Food Products–3.80%
†Blue Buffalo Pet Products	78,287	2,008,844
Flowers Foods	26,300	485,498
†Hain Celestial Group	78,399	3,207,303
Hershey	10,000	920,900
JM Smucker	2,100	272,664
McCormick & Co.	8,500	845,580
Mead Johnson Nutrition	61,501	5,225,740

		12,966,529

Gas Utilities–0.16%
Atmos Energy	7,500	556,950

		556,950

Health Care Equipment & Supplies–4.41%
†Align Technology	39,803	2,893,280
Cooper	4,200	646,674
DENTSPLY SIRONA	16,052	989,285
†Edwards Lifesciences	24,747	2,182,933
†Hologic	16,700	576,150
†IDEXX Laboratories	9,800	767,536
†Intuitive Surgical	10,157	6,104,865
Teleflex	3,400	533,834
West Pharmaceutical Services	4,800	332,736

		15,027,293

Health Care Providers & Services–3.61%
†Acadia Healthcare	34,227	1,886,250
AmerisourceBergen	13,000	1,125,150
†Centene	8,300	511,031
†DaVita HealthCare Partners	7,100	520,998
†Diplomat Pharmacy	33,079	906,365
†Envision Healthcare Holdings	18,200	371,280
†Henry Schein	16,167	2,790,909
Humana	2,600	475,670
†Laboratory Corp of America Holdings	19,995	2,342,014
†MEDNAX	6,200	400,644
†Team Health Holdings	4,300	179,783
Universal Health Services Class B	3,000	374,160
†WellCare Health Plans	4,600	426,650

		12,310,904

Health Care Technology–0.47%
†athenahealth	1,900	263,682
†Cerner	9,800	519,008
†Medidata Solutions	6,400	247,744
†Veeva Systems Class A	23,300	583,432

		1,613,866

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.48%
Bloomin’ Brands	11,500	$194,005
Brinker International	8,100	372,195
†Chipotle Mexican Grill	1,400	659,358
Choice Hotels International	9,100	491,855
Dunkin’ Brands Group	64,549	3,044,776
Extended Stay America	20,500	334,150
Marriott International Class A	11,000	782,980
†MGM Resorts International	28,400	608,896
†Norwegian Cruise Line Holdings	9,400	519,726
†Panera Bread Class A	1,400	286,762
Papa John’s International	5,800	314,302
Royal Caribbean Cruises	6,400	525,760
Wynn Resorts	3,300	308,319

		8,443,084

Household Durables–1.61%
DR Horton	88,795	2,684,273
Harman International Industries	4,600	409,584
†Mohawk Industries	3,200	610,880
Newell Rubbermaid	14,200	628,918
PulteGroup	16,200	303,102
†Tempur Sealy International	2,500	151,975
†Toll Brothers	14,600	430,846
Whirlpool	1,400	252,476

		5,472,054

Household Products–0.30%
Church & Dwight	8,000	737,440
Clorox	2,200	277,332

		1,014,772

Industrial Conglomerates–0.26%
Roper Technologies	4,800	877,296

		877,296

Insurance–1.82%
Aon	13,000	1,357,850
FNF Group	27,700	939,030
Progressive	13,000	456,820
Willis Towers Watson	29,041	3,446,005

		6,199,705

Internet & Catalog Retail–1.00%
†Ctrip.com International ADR	13,000	575,380
†Liberty Interactive Class A	10,500	265,125
†TripAdvisor	29,245	1,944,794
†Vipshop Holdings ADR	27,200	350,336
†Wayfair Class A	6,400	276,608

		3,412,243

Internet Software & Services–3.45%
†Akamai Technologies	25,116	1,395,696
†CoStar Group	22,232	4,183,395
†GrubHub	70,663	1,775,761

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†LinkedIn Class A	4,400	$503,140
†Match Group	20,500	226,730
MercadoLibre	2,700	318,195
†Pandora Media	212,151	1,898,751
†Twitter	15,800	261,490
†VeriSign	10,400	920,816
†Zillow Group	10,200	260,610

		11,744,584

IT Services–2.69%
†Alliance Data Systems	3,400	748,000
†Black Knight Financial Services Class A	19,800	614,394
†CoreLogic	19,900	690,530
†EPAM Systems	3,900	291,213
Fidelity National Information Services	15,700	993,967
†Fiserv	13,700	1,405,346
†Gartner	9,700	866,695
†Genpact	11,200	304,528
Global Payments	11,200	731,360
Paychex	6,900	372,669
Sabre	27,500	795,300
†Vantiv Class A	19,100	1,029,108
†WEX	3,800	316,768

		9,159,878

Leisure Products–2.23%
Mattel	117,797	3,960,335
Polaris Industries	37,028	3,646,517

		7,606,852

Life Sciences Tools & Services–0.71%
Agilent Technologies	12,500	498,125
Bruker	11,900	333,200
†Illumina	2,400	389,064
†Mettler-Toledo International	2,200	758,472
†Quintiles Transnational Holdings	6,700	436,170

		2,415,031

Machinery–2.80%
CLARCOR	4,200	242,718
†Colfax	7,400	211,566
Donaldson	13,500	430,785
Flowserve	10,000	444,100
Graco	9,200	772,432
IDEX	31,678	2,625,473
†Middleby	4,600	491,142
Nordson	3,500	266,140
PACCAR	5,400	295,326
Snap-on	3,600	565,164
Toro	4,500	387,540
Valmont Industries	2,300	284,832
†WABCO Holdings	2,900	310,068

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Wabtec	8,200	$650,178
Woodward	23,596	1,227,464
Xylem	8,400	343,560

		9,548,488

Marine–0.09%
†Kirby	5,000	301,450

		301,450

Media–0.51%
†Discovery Communications Class C	9,800	264,600
Interpublic Group	27,800	638,010
†Markit	9,800	346,430
Omnicom Group	5,700	474,411

		1,723,451

Metals & Mining–0.28%
Carpenter Technology	4,400	150,612
Compass Minerals International	2,700	191,322
Silver Wheaton	19,900	329,942
†Stillwater Mining	27,900	297,135

		969,011

Multiline Retail–0.92%
†Burlington Stores	14,000	787,360
Dollar General	19,700	1,686,320
†Dollar Tree	7,900	651,434

		3,125,114

Multi-Utilities–0.11%
NiSource	15,700	369,892

		369,892

Oil, Gas & Consumable Fuels–2.68%
Cabot Oil & Gas	81,308	1,846,505
Cimarex Energy	19,861	1,931,880
†Concho Resources	2,900	293,016
†Continental Resources	65,113	1,976,831
†Diamondback Energy	2,800	216,104
EQT	5,000	336,300
Noble Energy	50,724	1,593,241
Pioneer Natural Resources	2,100	295,554
Range Resources	8,400	271,992
Tesoro	4,200	361,242

		9,122,665

Pharmaceuticals–2.33%
†Akorn	10,500	247,065
†Catalent	24,100	642,747
†Endo International	9,100	256,165
†Horizon Pharma	7,500	124,275
†Jazz Pharmaceuticals	2,700	352,485
†Mallinckrodt	3,800	232,864
†Pacira Pharmaceuticals	5,100	270,198

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Zoetis	130,949	$5,804,969

		7,930,768

Professional Services–2.22%
Equifax	9,400	1,074,326
†IHS Class A	5,900	732,544
ManpowerGroup	6,400	521,088
Nielsen Holdings	7,200	379,152
Robert Half International	8,500	395,930
†TransUnion	17,700	488,697
†Verisk Analytics Class A	49,574	3,961,954

		7,553,691

Real Estate Investment Trusts–0.97%
American Campus Communities	6,200	291,958
Crown Castle International	18,800	1,626,200
Equinix	2,100	694,491
Federal Realty Investment Trust	2,700	421,335
Taubman Centers	3,800	270,674

		3,304,658

Real Estate Management & Development–0.19%
Jones Lang LaSalle	5,600	656,992

		656,992

Road & Rail–0.75%
†Avis Budget Group	10,100	276,336
†Genesee & Wyoming	7,400	463,980
†Hertz Global Holdings	7,200	75,816
JB Hunt Transport Services	6,200	522,288
Kansas City Southern	5,300	452,885
Landstar System	4,400	284,284
†Old Dominion Freight Line	6,700	466,454

		2,542,043

Semiconductors & Semiconductor Equipment–2.57%
ARM Holdings ADR	16,300	712,147
†Integrated Device Technology	14,300	292,292
Linear Technology	13,900	619,384
Maxim Integrated Products	17,943	659,944
Microchip Technology	96,026	4,628,453
†Microsemi	11,200	429,072
Skyworks Solutions	11,700	911,430
Xilinx	10,400	493,272

		8,745,994

Software–7.42%
Activision Blizzard	9,700	328,248
†ANSYS	28,290	2,530,823
†Atlassian	25,400	638,810
†Autodesk	5,400	314,874
†Check Point Software Technologies	3,300	288,651
†Electronic Arts	83,470	5,518,202
†Ellie Mae	12,435	1,127,108

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
FactSet Research Systems	1,800	$272,754
†Fortinet	11,500	352,245
†Guidewire Software	36,612	1,994,622
Intuit	12,300	1,279,323
†Mobileye	15,700	585,453
†NetSuite	13,100	897,219
†Proofpoint	4,300	231,254
†Qlik Technologies	10,800	312,336
†Red Hat	47,472	3,537,139
†ServiceNow	56,497	3,456,486
†Splunk	8,500	415,905
SS&C Technologies Holdings	6,600	418,572
†Workday Class A	8,300	637,772
†Zendesk	6,300	131,859

		25,269,655

Specialty Retail–7.13%
†AutoZone	1,900	1,513,711
†Bed Bath & Beyond	50,022	2,483,092
†CarMax	25,800	1,318,380
Dick’s Sporting Goods	6,900	322,575
DSW Class A	74,410	2,056,692
†Five Below	7,500	310,050
L Brands	14,800	1,299,588
†Michaels	24,100	674,077
†O’Reilly Automotive	5,400	1,477,764
†Restoration Hardware Holdings	4,300	180,170
Ross Stores	26,100	1,511,190
Signet Jewelers	7,600	942,628
Tiffany & Co	43,250	3,173,685
Tractor Supply	41,565	3,759,970
†Ulta Salon Cosmetics & Fragrance	3,700	716,838
Williams-Sonoma	46,538	2,547,490

		24,287,900

Textiles, Apparel & Luxury Goods–3.67%
Burberry Group	89,868	1,761,845
Coach	11,100	444,999
Hanesbrands	55,400	1,570,036
†Kate Spade	104,751	2,673,246
†lululemon athletica	25,802	1,747,053
PVH	7,800	772,668
Ralph Lauren	20,132	1,937,906
†Under Armour Class A	16,765	1,422,175
Wolverine World Wide	9,600	176,832

		12,506,760

Trading Companies & Distributors–1.91%
Fastenal	124,934	6,121,766
W.W. Grainger	1,600	373,488

		6,495,254

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.18%
†T-Mobile U.S	16,100	$616,630

		616,630

Total Common Stock (Cost $307,287,021)		319,057,414

MASTER LIMITED PARTNERSHIPS–0.46%
Oaktree Capital Group	31,558	1,556,756

Total Master Limited Partnerships (Cost $1,653,331)		1,556,756

MONEY MARKET FUND–5.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	17,525,807	17,525,807

Total Money Market Fund (Cost $17,525,807)		17,525,807

	Number of Contracts

OPTIONS PURCHASED–0.00%
Fixed Income Put Options–0.00%
Russell 2000 Index strike price $1,050, expiration date 4/8/16 (MSC)	48	2,784
S&P 500 Index strike price $1,965, expiration date 4/8/16 (MSC)	19	1,425
SPDR S&P MidCap 400 ETF Trust strike price $247.50, expiration date 4/8/16 (MSC)	233	1,165

Total Options Purchased (Premium paid $156,314)		5,374

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund (formerly, LVIP Ivy Mid Cap Growth Managed Volatility Fund)

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.24% (Cost $326,622,473)		$338,145,351

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–0.00%
Equity Put Option–0.00%
Lululemon Athletica strike price $55, expiration date 4/1/16 (MSC)	(10)	(10)

Total Options Written (Premium received $(1,701))		(10)

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%		2,591,283

NET ASSETS APPLICABLE TO 29,627,673 SHARES OUTSTANDING–100.00%		$340,736,624

†	Non-income producing for the period.

«	Includes $7,671,818 cash collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(70) E-mini Russell 2000 Index	$(7,402,700)	$(7,767,200)	6/20/16	$(364,500)
(223) E-mini S&P 500 Index	(22,070,049)	(22,874,225)	6/20/16	(804,176)
(378) E-mini S&P MidCap 400 Index	(51,952,003)	(54,477,360)	6/20/16	(2,525,357)

				$(3,694,033)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

MSC–Morgan Stanley Capital

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interm date for which quatations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$326,620,772

Aggregate unrealized appreciation	$31,036,439
Aggregate unrealized depreciation	(19,511,870)

Net unrealized appreciation	$11,524,569

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$319,057,414
Master Limited Partnerships	1,556,756
Money Market Fund	17,525,807
Options Purchased	5,374

Total	$338,145,351

Futures Contracts	$(3,694,033)

Options Written	$(10)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.08%
Aerospace & Defense–1.04%
BWX Technologies	14,160	$475,210
Curtiss-Wright	5,500	416,185
General Dynamics	900	118,233
Huntington Ingalls Industries	10,110	1,384,463
L-3 Communications Holdings	1,540	182,490
Northrop Grumman	7,910	1,565,389
Orbital ATK	1,430	124,324
†Spirit AeroSystems Holdings Class A	16,880	765,677

		5,031,971

Airlines–0.66%
Delta Air Lines	29,350	1,428,758
†JetBlue Airways	26,510	559,891
†United Continental Holdings	19,720	1,180,439

		3,169,088

Auto Components–0.28%
Visteon	17,050	1,357,009

		1,357,009

Automobiles–0.24%
Ford Motor	30,100	406,350
General Motors	23,200	729,176

		1,135,526

Banks–5.61%
Bank of America	110,800	1,498,016
Citigroup	48,100	2,008,175
Citizens Financial Group	109,860	2,301,567
East West Bancorp	4,700	152,656
Fifth Third Bancorp	229,444	3,829,420
First Republic Bank	35,295	2,352,059
Huntington Bancshares	134,419	1,282,357
KeyCorp	25,280	279,091
M&T Bank	43,202	4,795,422
PacWest Bancorp	5,530	205,439
PNC Financial Services Group	2,000	169,140
Popular	4,500	128,745
Regions Financial	26,540	208,339
†Signature Bank	1,000	136,120
SunTrust Banks	101,338	3,656,275
†SVB Financial Group	3,900	397,995
Synovus Financial	8,200	237,062
U.S. Bancorp	1,600	64,944
Wells Fargo	52,200	2,524,392
Zions Bancorporation	34,351	831,638

		27,058,852

Beverages–1.28%
Constellation Brands Class A	17,701	2,674,444
Dr Pepper Snapple Group	39,417	3,524,668

		6,199,112

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology–0.63%
†Alkermes	4,290	$146,675
†Alnylam Pharmaceuticals	2,210	138,722
Amgen	1,700	254,881
†BioMarin Pharmaceutical	3,500	288,680
†Bluebird Bio	950	40,375
Gilead Sciences	14,400	1,322,784
†Incyte	2,070	150,013
†Intercept Pharmaceuticals	1,080	138,748
†Medivation	4,260	195,875
†Puma Biotechnology	1,600	46,992
†United Therapeutics	3,000	334,290

		3,058,035

Building Products–0.62%
Fortune Brands Home & Security	53,546	3,000,718

		3,000,718

Capital Markets–3.23%
American Homes 4 Rent Class A	97,413	1,548,867
Ameriprise Financial	22,688	2,132,899
Goldman Sachs Group	3,900	612,222
Invesco	82,272	2,531,509
Lazard Class A	6,710	260,348
Legg Mason	35,212	1,221,152
Morgan Stanley	9,700	242,597
Northern Trust	30,400	1,981,168
Raymond James Financial	33,934	1,615,598
T. Rowe Price Group	46,532	3,418,241

		15,564,601

Chemicals–1.34%
Airgas	5,001	708,342
Albemarle	18,186	1,162,631
Cabot	24,690	1,193,268
Huntsman	1,060	14,098
LyondellBasell Industries Class A	14,600	1,249,468
PPG Industries	1,120	124,869
Sherwin-Williams	7,154	2,036,529

		6,489,205

Commercial Services & Supplies–0.38%
KAR Auction Services	28,360	1,081,650
Pitney Bowes	22,100	476,034
R.R. Donnelley & Sons	16,400	268,960

		1,826,644

Communications Equipment–0.99%
†Arris International	24,260	556,039
Cisco Systems	23,100	657,657
†CommScope Holding	73,457	2,050,919
Juniper Networks	14,150	360,967
QUALCOMM	22,830	1,167,526

		4,793,108

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.48%
†AECOM	60,730	$1,869,877
Fluor	2,580	138,546
†Jacobs Engineering Group	6,640	289,172

		2,297,595

Consumer Finance–0.79%
†Ally Financial	100,561	1,882,502
Capital One Financial	900	62,379
Discover Financial Services	26,660	1,357,527
†Synchrony Financial	17,620	504,989

		3,807,397

Containers & Packaging–2.49%
Avery Dennison	2,740	197,581
Ball	45,662	3,255,244
†Crown Holdings	6,420	318,368
Graphic Packaging Holding	9,190	118,091
International Paper	7,380	302,875
Sealed Air	12,530	601,565
Silgan Holdings	68,124	3,622,153
WestRock	92,369	3,605,162

		12,021,039

Distributors–0.73%
Genuine Parts	35,613	3,538,508

		3,538,508

Diversified Consumer Services–0.35%
Graham Holdings	1,430	686,400
†ServiceMaster Global Holdings	25,940	977,419

		1,663,819

Diversified Financial Services–0.38%
Intercontinental Exchange	880	206,923
MSCI	13,890	1,028,971
Nasdaq	1,260	83,639
Voya Financial	16,700	497,159

		1,816,692

Diversified Telecommunication Services–0.54%
AT&T	19,400	759,898
CenturyLink	22,600	722,296
Frontier Communications	121,760	680,638
Verizon Communications	8,100	438,048

		2,600,880

Electric Utilities–2.98%
American Electric Power	19,200	1,274,880
Edison International	43,203	3,105,864
Entergy	13,420	1,063,938
FirstEnergy	3,800	136,686
Great Plains Energy	5,100	164,475
NextEra Energy	6,300	745,542
Pinnacle West Capital	620	46,543

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	80,975	$4,017,170
Xcel Energy	91,836	3,840,582

		14,395,680

Electrical Equipment–1.95%
AMETEK	57,418	2,869,752
†Babcock & Wilcox Enterprises	1,230	26,322
Hubbell	33,548	3,553,740
Regal Beloit	46,740	2,948,827

		9,398,641

Electronic Equipment, Instruments & Components–1.99%
Amphenol Class A	55,611	3,215,428
†Arrow Electronics	81,681	5,261,073
Avnet	6,000	265,800
Ingram Micro	1,660	59,611
Jabil Circuit	15,410	296,951
SYNNEX	5,500	509,245

		9,608,108

Energy Equipment & Services–0.68%
Baker Hughes	620	27,175
†Cameron International	11,510	771,745
Ensco Class A	41,800	433,466
†FMC Technologies	19,600	536,256
Frank’s International	16,300	268,624
Nabors Industries	22,800	209,760
Noble	52,200	540,270
Rowan	5,310	85,491
Schlumberger	4,100	302,375
Superior Energy Services	7,800	104,442

		3,279,604

Food & Staples Retailing–1.48%
CVS Health	4,400	456,412
Kroger	116,276	4,447,557
†Rite Aid	185,412	1,511,108
Wal-Mart Stores	10,600	725,994

		7,141,071

Food Products–1.49%
Archer-Daniels-Midland	22,600	820,606
Bunge	8,150	461,861
Hershey	11,786	1,085,373
Ingredion	11,070	1,182,165
†Pilgrim’s Pride	11,400	289,560
†TreeHouse Foods	12,670	1,099,123
Tyson Foods Class A	34,040	2,269,106

		7,207,794

Gas Utilities–1.55%
National Fuel Gas	52,583	2,631,779
Questar	142,975	3,545,780

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
UGI	32,570	$1,312,245

		7,489,804

Health Care Equipment & Supplies–0.59%
C.R. Bard	2,810	569,503
†Hologic	28,490	982,905
St. Jude Medical	2,900	159,500
Zimmer Biomet Holdings	10,410	1,110,018

		2,821,926

Health Care Providers & Services–4.21%
AmerisourceBergen	60,866	5,267,952
Anthem	4,000	555,960
†Centene	6,520	401,407
Cigna	28,715	3,940,847
†Community Health Systems	9,380	173,624
†Express Scripts Holding	700	48,083
†Henry Schein	15,151	2,615,517
Humana	22,997	4,207,301
†Molina Healthcare	9,000	580,410
†Premier Class A	6,700	223,512
†Tenet Healthcare	5,350	154,775
Universal Health Services Class B	17,381	2,167,758

		20,337,146

Hotels, Restaurants & Leisure–1.02%
Darden Restaurants	12,400	822,120
Hilton Worldwide Holdings	72,211	1,626,192
Marriott International Class A	30,920	2,200,886
McDonald’s	2,100	263,928

		4,913,126

Household Durables–2.19%
DR Horton	12,800	386,944
†Jarden	76,893	4,532,842
†Mohawk Industries	29,708	5,671,257

		10,591,043

Household Products–0.38%
Energizer Holdings	45,515	1,843,813

		1,843,813

Independent Power & Renewable Electricity Producers–0.07%
AES	29,830	351,994

		351,994

Industrial Conglomerates–0.81%
Carlisle	39,414	3,921,693

		3,921,693

Insurance–6.75%
†Alleghany	3,655	1,813,611
Allied World Assurance Holdings	6,260	218,724
Allstate	14,500	976,865

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
American Financial Group	5,670	$398,998
American National Insurance & Co.	400	46,200
Aon	1,720	179,654
†Arch Capital Group	1,340	95,274
Aspen Insurance Holdings	12,070	575,739
Assurant	2,690	207,533
Assured Guaranty	4,070	102,971
Axis Capital Holdings	11,130	617,270
Chubb	12,534	1,493,426
Endurance Specialty Holdings	1,670	109,118
Everest Re Group	3,200	631,776
FNF Group	1,150	38,985
Hanover Insurance Group	5,860	528,689
Hartford Financial Services Group	101,777	4,689,884
Loews	129,576	4,957,578
Marsh & McLennan	69,224	4,208,127
Principal Financial Group	3,400	134,130
Progressive	43,370	1,524,022
Prudential Financial	6,800	491,096
Torchmark	1,730	93,697
Travelers	4,700	548,537
Unum Group	94,467	2,920,920
Validus Holdings	13,600	641,784
W.R. Berkley	16,327	917,577
XL Group	92,834	3,416,291

		32,578,476

Internet & Catalog Retail–0.81%
Expedia	35,292	3,805,183
†Groupon	17,120	68,309
†Liberty Ventures Class A	1,410	55,159

		3,928,651

Internet Software & Services–0.28%
†LinkedIn Class A	1,630	186,391
†Match Group	57,380	634,623
†VeriSign	6,100	540,094

		1,361,108

IT Services–1.79%
Amdocs	5,300	320,226
Computer Sciences	55,240	1,899,704
†CoreLogic	1,000	34,700
Jack Henry & Associates	48,625	4,112,216
Leidos Holdings	17,210	866,007
†Vantiv Class A	20,170	1,086,760
Western Union	3,500	67,515
Xerox	20,590	229,784

		8,616,912

Leisure Products–0.10%
Mattel	13,700	460,594

		460,594

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.01%
†VWR	1,130	$30,578

		30,578

Machinery–2.37%
Crane	11,870	639,318
Deere & Co	1,400	107,786
IDEX	42,601	3,530,771
Illinois Tool Works	9,100	932,204
Ingersoll-Rand	3,590	222,616
Parker-Hannifin	5,450	605,386
†Rexnord	91,303	1,846,147
Snap-on	18,990	2,981,240
Valmont Industries	4,800	594,432

		11,459,900

Media–1.89%
CBS Class B	46,391	2,555,680
†Discovery Communications Class C	2,630	71,010
†DISH Network Class A	57,812	2,674,383
Interpublic Group	10,190	233,861
†Sirius XM Holdings	139,300	550,235
TEGNA	90,337	2,119,306
Time	59,845	924,007

		9,128,482

Metals & Mining–0.29%
Nucor	710	33,583
Reliance Steel & Aluminum	5,150	356,329
Steel Dynamics	44,540	1,002,595

		1,392,507

Multiline Retail–1.68%
†Dollar Tree	1,910	157,499
Kohl’s	89,125	4,154,116
Macy’s	17,830	786,125
Nordstrom	44,756	2,560,491
Target	5,300	436,084

		8,094,315

Multi-Utilities–3.30%
Alliant Energy	2,980	221,354
Ameren	3,650	182,865
CenterPoint Energy	187,609	3,924,780
CMS Energy	96,630	4,100,977
Consolidated Edison	2,670	204,575
DTE Energy	4,730	428,822
Public Service Enterprise Group	19,820	934,315
SCANA	7,700	540,155
Sempra Energy	19,621	2,041,565
TECO Energy	7,770	213,908
WEC Energy Group	51,760	3,109,223

		15,902,539

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.77%
California Resources	1,535	$1,581
Chevron	4,600	438,840
Cimarex Energy	2,480	241,230
Columbia Pipeline Group	212,064	5,322,806
ConocoPhillips	4,800	193,296
Denbury Resources	24,700	54,834
Devon Energy	15,500	425,320
Energen	157,773	5,772,914
EQT	90,450	6,083,667
Exxon Mobil	4,800	401,232
†Gulfport Energy	12,400	351,416
Marathon Oil	82,410	918,047
Marathon Petroleum	17,740	659,573
Murphy Oil	4,340	109,325
Noble Energy	630	19,788
Occidental Petroleum	13,500	923,805
PBF Energy	78,199	2,596,207
QEP Resources	1,830	25,821
Seadrill	58,800	194,040
†Southwestern Energy	88,522	714,373
Tesoro	2,700	232,227
Valero Energy	24,630	1,579,768
World Fuel Services	9,880	479,970
†WPX Energy	15,380	107,506

		27,847,586

Paper & Forest Products–0.03%
Domtar	3,810	154,305

		154,305

Personal Products–0.80%
Edgewell Personal Care	32,464	2,614,326
†Herbalife	12,840	790,430
Nu Skin Enterprises Class A	12,000	459,000

		3,863,756

Pharmaceuticals–0.56%
†Endo International	8,230	231,675
†Jazz Pharmaceuticals	400	52,220
†Mallinckrodt	7,130	436,926
Pfizer	67,500	2,000,700

		2,721,521

Professional Services–0.55%
Equifax	16,796	1,919,615
ManpowerGroup	4,930	401,401
†TransUnion	11,200	309,232

		2,630,248

Real Estate Investment Trusts–8.88%
American Campus Communities	54,400	2,561,696
American Capital Agency	11,500	214,245
Annaly Capital Management	45,930	471,242

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Apartment Investment & Management	6,130	$256,357
AvalonBay Communities	20,007	3,805,331
Boston Properties	23,855	3,031,493
Brandywine Realty Trust	5,950	83,479
Brixmor Property Group	119,882	3,071,377
Care Capital Properties	730	19,593
Carey (W.P.) ADR	16,760	1,043,142
CBL & Associates Properties	46,500	553,350
Crown Castle International	1,550	134,075
Digital Realty Trust	920	81,411
Douglas Emmett	2,560	77,082
Equinix	4,520	1,494,809
†Equity Commonwealth	42,860	1,209,509
Equity LifeStyle Properties	3,730	271,283
Equity Residential	810	60,774
Essex Property Trust	4,800	1,122,528
Extra Space Storage	4,310	402,813
Four Corners Property Trust	2,290	41,105
General Growth Properties	76,755	2,281,926
HCP	49,634	1,617,076
Hospitality Properties Trust	8,200	217,792
Kimco Realty	129,236	3,719,412
LaSalle Hotel Properties	8,813	223,057
Mid-America Apartment Communities	1,190	121,630
NorthStar Realty Europe	900	10,440
Outfront Media	81,810	1,726,191
Paramount Group	10,930	174,333
Piedmont Office Realty Trust	27,400	556,494
Post Properties	4,520	270,025
Rayonier	77,463	1,911,787
Regency Centers	33,713	2,523,418
SL Green Realty	600	58,128
Taubman Centers	3,390	241,470
Ventas	200	12,592
Vornado Realty Trust	40,395	3,814,500
Welltower	1,130	78,354
Weyerhaeuser	105,893	3,280,565

		42,845,884

Real Estate Management & Development–0.34%
†CBRE Group Class A	15,200	438,064
Jones Lang LaSalle	10,420	1,222,474

		1,660,538

Road & Rail–0.02%
Landstar System	1,460	94,331

		94,331

Semiconductors & Semiconductor Equipment–2.22%
Analog Devices	51,935	3,074,033
Applied Materials	39,170	829,621
†First Solar	2,330	159,535
KLA-Tencor	35,297	2,569,975

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research	9,430	$778,918
Marvell Technology Group	113,640	1,171,628
†ON Semiconductor	15,860	152,097
Teradyne	26,300	567,817
Xilinx	29,935	1,419,817

		10,723,441

Software–2.08%
Activision Blizzard	36,000	1,218,240
†Cadence Design Systems	44,530	1,050,017
†Citrix Systems	12,560	986,965
Microsoft	9,960	550,091
†Nuance Communications	36,560	683,306
†Synopsys	102,811	4,980,165
†Take-Two Interactive Software	14,800	557,516

		10,026,300

Specialty Retail–3.95%
†AutoZone	4,305	3,429,750
†Bed Bath & Beyond	55,206	2,740,426
Best Buy	121,349	3,936,562
GameStop Class A	1,190	37,759
Gap	114,365	3,362,331
†Murphy USA	8,110	498,359
Ross Stores	19,770	1,144,683
†Sally Beauty Holdings	12,000	388,560
Staples	43,130	475,724
Tiffany & Co	41,345	3,033,896

		19,048,050

Technology Hardware, Storage & Peripherals–0.43%
Apple	11,800	1,286,082
Lexmark International Class A	10,770	360,041
†NCR	6,200	185,566
Western Digital	4,800	226,752

		2,058,441

Textiles, Apparel & Luxury Goods–1.00%
PVH	33,925	3,360,611
VF	22,376	1,449,070

		4,809,681

Tobacco–0.08%
Reynolds American	7,860	395,437

		395,437

Trading Companies & Distributors–0.65%
MSC Industrial Direct	41,078	3,134,662

		3,134,662

Total Common Stock (Cost $382,674,408)		434,699,485

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (formerly, LVIP JPMorgan Mid Cap Value Managed Volatility Fund)

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–9.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	43,853,322	$43,853,322

Total Money Market Fund (Cost $43,853,322)		43,853,322

TOTAL VALUE OF SECURITIES–99.17% (Cost $426,527,730)	478,552,807
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	4,017,267

NET ASSETS APPLICABLE TO 33,130,480 SHARES OUTSTANDING–100.00%	$482,570,074

†	Non-income producing for the period.

«	Includes $6,005,389 cash collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(325)	E-mini S&P 500 Index	$(32,112,788)	$(33,350,280)	6/20/16	$(1,237,491)
(214)	E-mini S&P MidCap 400 Index	(29,372,793)	(30,841,680)	6/20/16	(1,468,887)

					$(2,706,378)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$426,527,730

Aggregate unrealized appreciation	$65,517,726
Aggregate unrealized depreciation	(13,492,649)

Net unrealized appreciation	$52,025,077

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$434,699,485
Money Market Fund	43,853,322

Total	$478,552,807

Futures Contracts	$(2,706,378)

There were no Level 3 investments at the beginning or end of the period.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BOND–0.04%
#NRG Yield 144A 3.25% exercise price $27.50, maturity date 6/1/20	400,000	$349,250

Total Convertible Bond (Cost $358,822)		349,250

CORPORATE BONDS–89.92%
Aerospace & Defense–0.58%
Aerojet Rocketdyne Holdings 7.125% 3/15/21	153,000	159,503
Bombardier
#144A 4.75% 4/15/19	410,000	357,725
#144A 5.50% 9/15/18	250,000	231,250
#144A 6.125% 1/15/23	257,000	195,963
#144A 7.75% 3/15/20	112,000	96,880
Orbital ATK
5.25% 10/1/21	400,000	417,000
#144A 5.50% 10/1/23	505,000	532,775
TransDigm
5.50% 10/15/20	500,000	504,000
6.00% 7/15/22	1,956,000	1,958,445
6.50% 7/15/24	175,000	174,510

		4,628,051

Airlines–0.64%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	462,830	481,921
¿Series 2004-ERJ1 9.558% 9/1/19	307,748	330,537
¿Series 2005-ERJ1 9.798% 4/1/21	231,573	252,704
Series 2012-3 Class C 6.125% 4/29/18	577,000	607,293
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	125,158	132,824
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	438,098	460,550
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	715,487	802,240
¿UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	296,204	310,644
¿US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,660,843	1,713,782

		5,092,495

Auto Components–1.54%
American Axle & Manufacturing
6.25% 3/15/21	760,000	787,550
6.625% 10/15/22	760,000	792,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Dana Holding
5.50% 12/15/24	422,000	$400,900
6.75% 2/15/21	18,000	18,563
Goodyear Tire & Rubber
5.125% 11/15/23	885,000	909,337
6.50% 3/1/21	675,000	711,281
7.00% 5/15/22	1,588,000	1,707,100
#JB Poindexter 144A 9.00% 4/1/22	609,000	640,973
MPG Holdco I 7.375% 10/15/22	1,787,000	1,778,065
Tenneco 5.375% 12/15/24	496,000	512,120
ZF North America Capital
#144A 4.00% 4/29/20	1,538,000	1,561,070
#144A 4.50% 4/29/22	1,369,000	1,401,514
#144A 4.75% 4/29/25	976,000	974,780

		12,195,553

Automobiles–0.77%
Fiat Chrysler Automobiles
4.50% 4/15/20	1,386,000	1,410,255
5.25% 4/15/23	1,619,000	1,616,167
General Motors Financial
3.25% 5/15/18	56,000	56,961
4.25% 5/15/23	94,000	94,672
4.75% 8/15/17	275,000	283,977
@‡General Motors Liquidation Escrow 8.80% 3/1/21	425,000	43
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,846,000	1,896,765
#144A 4.25% 11/15/19	589,000	606,670
#144A 5.625% 2/1/23	150,000	154,687

		6,120,197

Banks–3.66%
•Barclays 8.25% 12/29/49	1,085,000	1,087,799
Barclays Bank 7.625% 11/21/22	710,000	764,581
CIT Group
4.25% 8/15/17	338,000	344,797
5.00% 5/15/17	749,000	763,980
5.00% 8/15/22	1,960,000	1,988,165
5.375% 5/15/20	4,833,000	5,026,320
#144A 6.625% 4/1/18	1,306,000	1,376,197
Citigroup
•5.95% 12/29/49	1,810,000	1,735,564
•5.95% 12/31/49	495,000	477,056
•6.125% 12/29/49	495,000	496,841
Credit Agricole
#•144A 6.625% 9/29/49	722,000	680,954
#•144A 8.125% 12/29/49	1,274,000	1,275,905
#Provident Funding Associates 144A 6.75% 6/15/21	400,000	381,000

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	$654,815
6.00% 12/19/23	1,768,000	1,793,373
6.10% 6/10/23	3,304,000	3,388,999
6.125% 12/15/22	2,370,000	2,520,931
•7.50% 12/29/49	908,000	846,710
•8.00% 12/29/49	452,000	432,112
•9.50% 3/16/22	697,000	738,573
#•Societe Generale 144A 8.00% 9/29/49	2,295,000	2,231,887

		29,006,559

Beverages–0.74%
Constellation Brands
3.75% 5/1/21	159,000	161,385
4.75% 11/15/24	671,000	702,873
4.75% 12/1/25	637,000	662,480
6.00% 5/1/22	5,000	5,650
Cott Beverages
5.375% 7/1/22	1,850,000	1,887,000
6.75% 1/1/20	696,000	732,540
#DS Services of America 144A 10.00% 9/1/21	1,487,000	1,691,463

		5,843,391

Biotechnology–0.29%
#Concordia Healthcare 144A 7.00% 4/15/23	2,633,000	2,270,963

		2,270,963

Building Products–1.32%
Griffon 5.25% 3/1/22	343,000	343,429
#Hardwoods Acquisition 144A 7.50% 8/1/21	970,000	664,450
Headwaters 7.25% 1/15/19	731,000	756,585
Masco
4.45% 4/1/25	1,197,000	1,247,633
5.95% 3/15/22	156,000	171,990
7.125% 3/15/20	20,000	23,125
#Masonite International 144A 5.625% 3/15/23	750,000	787,500
#NCI Building Systems 144A 8.25% 1/15/23	730,000	771,975
#NWH Escrow 144A 7.50% 8/1/21 .	585,000	386,100
Standard Industries
#144A 5.125% 2/15/21	330,000	339,487
#144A 5.375% 11/15/24	732,000	746,640
#144A 5.50% 2/15/23	552,000	567,180
#144A 6.00% 10/15/25	1,213,000	1,288,813
Summit Materials 6.125% 7/15/23	2,485,000	2,373,175

		10,468,082

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–0.35%
E*TRADE Financial
4.625% 9/15/23	1,009,000	$1,011,523
5.375% 11/15/22	375,000	397,031
Goldman Sachs Group
•5.375% 5/10/20	802,000	776,857
•5.70% 12/29/49	594,000	581,377

		2,766,788

Chemicals–2.63%
Ashland 4.75% 8/15/22	1,262,000	1,285,663
Axiall 4.875% 5/15/23	970,000	951,201
#Basell Finance 144A 8.10% 3/15/27	435,000	564,938
Blue Cube Spinco
#144A 9.75% 10/15/23	2,542,000	2,916,945
#144A 10.00% 10/15/25	2,467,000	2,830,883
#GCP Applied Technologies 144A 9.50% 2/1/23	969,000	1,053,787
Hexion
6.625% 4/15/20	3,352,000	2,798,920
10.00% 4/15/20	455,000	410,637
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	202,250
#144A 6.125% 8/15/18	236,000	240,866
LyondellBasell Industries
5.00% 4/15/19	430,000	459,690
6.00% 11/15/21	580,000	667,902
Momentive Performance Materials
3.88% 10/24/21	950,000	691,125
=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	322,725
#144A 5.25% 8/1/23	450,000	441,563
#Nufarm Australia 144A 6.375% 10/15/19	574,000	564,673
PolyOne 5.25% 3/15/23	1,200,000	1,200,000
Rain CII Carbon
#144A 8.00% 12/1/18	755,000	630,425
#144A 8.25% 1/15/21	625,000	446,875
#Scotts Miracle-Gro 144A 6.00% 10/15/23	450,000	477,000
Tronox Finance
6.375% 8/15/20	60,000	46,425
#144A 7.50% 3/15/22	1,483,000	1,115,957
WR Grace & Co-Conn
#144A 5.125% 10/1/21	415,000	432,637
#144A 5.625% 10/1/24	138,000	144,383

		20,897,470

Commercial Services & Supplies–1.30%
#ACE Cash Express 144A 11.00% 2/1/19	1,477,000	583,415

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
ADT 4.125% 6/15/23	4,141,000	$3,628,551
Casella Waste Systems 7.75% 2/15/19	1,925,000	1,962,297
#CEB 144A 5.625% 6/15/23	407,000	415,140
#Cenveo 144A 8.50% 9/15/22	570,000	196,650
Covanta Holding
5.875% 3/1/24	350,000	341,250
6.375% 10/1/22	144,000	144,720
Donnelley (R.R.) & Sons 6.50% 11/15/23	114,000	98,040
#Garda World Security 144A 7.25% 11/15/21	1,590,000	1,232,250
Harland Clarke Holdings
#144A 6.875% 3/1/20	700,000	626,500
#144A 9.75% 8/1/18	177,000	174,566
#Mustang Merger 144A 8.50% 8/15/21	308,000	319,550
Quad Graphics 7.00% 5/1/22	490,000	409,150
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	295,000	178,475

		10,310,554

Communications Equipment–0.87%
Alcatel-Lucent USA 6.45% 3/15/29	889,000	949,007
Avaya
#144A 7.00% 4/1/19	2,137,000	1,453,160
#144A 10.50% 3/1/21	1,222,000	381,875
CommScope
#144A 4.375% 6/15/20	170,000	175,100
#144A 5.00% 6/15/21	928,000	938,440
#144A 5.50% 6/15/24	810,000	821,137
#CommScope Technologies Finance 144A 6.00% 6/15/25	547,000	554,863
Goodman Networks 12.125% 7/1/18	1,276,000	465,740
Nokia
5.375% 5/15/19	418,000	448,827
6.625% 5/15/39	658,000	687,610

		6,875,759

Construction & Engineering–0.89%
AECOM
5.75% 10/15/22	1,130,000	1,178,025
5.875% 10/15/24	2,624,000	2,715,840
MasTec 4.875% 3/15/23	1,949,000	1,681,013
Tutor Perini 7.625% 11/1/18	1,491,000	1,472,363

		7,047,241

Construction Materials–1.61%
Cemex
#144A 5.70% 1/11/25	2,005,000	1,863,647

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials (continued)
Cemex (continued)
#144A 6.125% 5/5/25	1,700,000	$1,593,750
#144A 7.25% 1/15/21	2,277,000	2,373,773
Cemex Finance
#144A 6.00% 4/1/24	300,000	284,220
#144A 9.375% 10/12/22	3,470,000	3,834,350
US Concrete 8.50% 12/1/18	403,000	421,135
Vulcan Materials
4.50% 4/1/25	1,026,000	1,059,345
7.50% 6/15/21	1,160,000	1,380,400

		12,810,620

Consumer Finance–1.50%
Ally Financial
3.60% 5/21/18	611,000	607,181
4.625% 5/19/22	6,399,000	6,446,993
4.75% 9/10/18	15,000	15,263
5.75% 11/20/25	1,165,000	1,144,613
6.25% 12/1/17	1,505,000	1,572,725
8.00% 12/31/18	450,000	487,125
8.00% 11/1/31	1,430,000	1,637,350

		11,911,250

Containers & Packaging–1.85%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	565,000	561,822
#144A 7.00% 11/15/20	88,235	84,485
#144A 9.125% 10/15/20	567,000	584,364
#144A 9.125% 10/15/20	224,000	232,400
Ball
4.375% 12/15/20	700,000	729,750
5.00% 3/15/22	135,000	141,750
5.25% 7/1/25	316,000	332,985
Berry Plastics
5.125% 7/15/23	635,000	641,350
5.50% 5/15/22	500,000	515,625
Cascades
#144A 5.50% 7/15/22	465,000	449,597
#144A 5.75% 7/15/23	510,000	483,863
Crown Americas 4.50% 1/15/23	195,000	199,875
Graphic Packaging International 4.75% 4/15/21	357,000	372,173
Novelis 8.75% 12/15/20	2,288,000	2,320,718
Owens Illinois 7.80% 5/15/18	400,000	440,000
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	703,036
#144A 5.375% 1/15/25	649,000	646,566
#144A 5.875% 8/15/23	105,000	109,594
#144A 6.375% 8/15/25	60,000	63,187
Reynolds Group Issuer
5.75% 10/15/20	1,385,000	1,424,819

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Reynolds Group Issuer (continued)
6.875% 2/15/21	435,000	$450,497
7.125% 4/15/19	545,000	554,878
9.875% 8/15/19	948,000	982,957
Sealed Air
#144A 4.875% 12/1/22	360,000	375,750
#144A 5.125% 12/1/24	660,000	688,050
#144A 5.25% 4/1/23	200,000	212,500
#144A 6.50% 12/1/20	355,000	402,925

		14,705,516

Diversified Consumer Services–0.21%
Service International
5.375% 1/15/22	83,000	87,150
5.375% 5/15/24	905,000	961,563
8.00% 11/15/21	500,000	587,500

		1,636,213

Diversified Financial Services–2.08%
AerCap Ireland Capital
4.25% 7/1/20	291,000	294,274
4.50% 5/15/21	1,385,000	1,420,484
4.625% 7/1/22	875,000	895,781
#Argos Merger Sub 144A 7.125% 3/15/23	1,358,000	1,446,949
#CNG Holdings 144A 9.375% 5/15/20	1,118,000	491,920
#Denali International 144A 5.625% 10/15/20	534,000	564,638
Fly Leasing 6.75% 12/15/20	200,000	197,000
Icahn Enterprises
4.875% 3/15/19	455,000	439,075
5.875% 2/1/22	1,244,000	1,186,776
International Lease Finance
5.875% 4/1/19	260,000	275,275
6.25% 5/15/19	1,345,000	1,437,469
8.25% 12/15/20	2,371,000	2,777,034
8.625% 1/15/22	845,000	1,019,281
#MSCI 144A 5.25% 11/15/24	955,000	989,619
#National Financial Partners 144A 9.00% 7/15/21	1,191,000	1,147,826
#Quicken Loans 144A 5.75% 5/1/25	2,007,000	1,956,825

		16,540,226

Diversified Telecommunication Services–4.44%
Cincinnati Bell 8.375% 10/15/20	2,015,000	2,055,300
#Clearwire Communications 144A 14.75% 12/1/16	288,000	311,760
Consolidated Communications 6.50% 10/1/22	903,000	792,383
Embarq 7.995% 6/1/36	7,966,000	7,710,610

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications
6.25% 9/15/21	400,000	$371,756
8.125% 10/1/18	225,000	241,031
8.50% 4/15/20	2,479,000	2,573,574
8.75% 4/15/22	143,000	140,140
#144A 8.875% 9/15/20	276,000	287,730
9.25% 7/1/21	2,459,000	2,517,401
#144A 10.50% 9/15/22	784,000	806,540
#144A 11.00% 9/15/25	2,345,000	2,365,519
Intelsat Jackson Holdings
5.50% 8/1/23	1,158,000	703,485
7.25% 4/1/19	711,000	527,917
7.25% 10/15/20	1,150,000	747,500
#144A 8.00% 2/15/24	996,000	1,028,370
Intelsat Luxembourg 7.75% 6/1/21	1,021,000	308,853
Level 3 Communications 5.75% 12/1/22	1,528,000	1,581,480
Level 3 Financing
5.125% 5/1/23	210,000	213,150
#144A 5.25% 3/15/26	660,000	666,600
5.375% 8/15/22	870,000	886,756
#144A 5.375% 1/15/24	600,000	609,000
5.375% 5/1/25	760,000	772,350
6.125% 1/15/21	100,000	105,000
7.00% 6/1/20	635,000	662,829
#Plantronics 144A 5.50% 5/31/23	453,000	446,205
Qwest 7.25% 9/15/25	340,000	372,471
Qwest Capital Funding
6.875% 7/15/28	124,000	103,540
7.75% 2/15/31	1,262,000	1,060,080
SBA Communications 4.875% 7/15/22	683,000	694,099
Virgin Media Finance
#144A 5.75% 1/15/25	200,000	203,000
#144A 6.00% 10/15/24	400,000	412,500
#144A 6.375% 4/15/23	680,000	710,600
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	457,275
#144A 5.375% 4/15/21	715,500	748,592
Windstream Services
7.50% 6/1/22	469,000	362,303
7.50% 4/1/23	463,000	348,407
7.75% 10/1/21	437,000	358,613

		35,264,719

Electric Utilities–0.15%
#InterGen 144A 7.00% 6/30/23	353,000	242,687
#‡Texas Competitive Electric Holdings 144A 11.50% 10/1/20	3,115,000	911,137

		1,153,824

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment–0.29%
#EnerSys 144A 5.00% 4/30/23	315,000	$305,550
Sensata Technologies
#144A 4.875% 10/15/23	435,000	438,806
#144A 5.00% 10/1/25	391,000	395,887
#144A 5.625% 11/1/24	531,000	554,231
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	597,000	638,790

		2,333,264

Electronic Equipment, Instruments & Components–0.45%
#Anixter 144A 5.50% 3/1/23	685,000	695,275
Belden
#144A 5.25% 7/15/24	213,000	204,480
#144A 5.50% 9/1/22	70,000	70,700
CDW
5.00% 9/1/23	259,000	262,237
5.50% 12/1/24	335,000	346,725
6.00% 8/15/22	515,000	546,219
#@International Wire Group Holdings 144A 8.50% 10/15/17	775,000	775,000
Zebra Technologies 7.25% 10/15/22	641,000	698,690

		3,599,326

Energy Equipment & Services–0.89%
Archrock Partners 6.00% 10/1/22	575,000	416,875
Basic Energy Services 7.75% 10/15/22	566,000	166,970
CSI Compressco 7.25% 8/15/22	720,000	505,800
Parker Drilling
6.75% 7/15/22	172,000	124,700
7.50% 8/1/20	493,000	388,854
Precision Drilling
5.25% 11/15/24	631,000	449,587
6.50% 12/15/21	226,000	172,890
#Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	396,094
SESI 7.125% 12/15/21	500,000	378,750
#Shelf Drilling Holdings 144A 8.625% 11/1/18	425,000	286,875
Summit Midstream Holdings
5.50% 8/15/22	525,000	375,375
7.50% 7/1/21	185,000	146,150
Transocean 7.125% 12/15/21	978,000	662,595
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	453,563
@Unit 6.625% 5/15/21	1,762,000	894,215
Weatherford International Bermuda
4.50% 4/15/22	390,000	313,950
9.625% 3/1/19	465,000	466,163

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Western Refining Logistics 7.50% 2/15/23	500,000	$447,500

		7,046,906

Food & Staples Retailing–1.30%
#Albertsons Holdings 144A 7.75% 10/15/22	2,498,000	2,713,453
Ingles Markets 5.75% 6/15/23	775,000	790,500
New Albertsons
6.625% 6/1/28	844,000	717,400
7.45% 8/1/29	511,000	466,287
7.75% 6/15/26	600,000	564,000
8.00% 5/1/31	265,000	251,750
8.70% 5/1/30	106,000	102,290
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,314,795
6.75% 6/15/21	440,000	465,850
9.25% 3/15/20	225,000	236,813
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	149,455
SUPERVALU 7.75% 11/15/22	2,958,000	2,521,695

		10,294,288

Food Products–3.42%
Aramark Services
#144A 5.125% 1/15/24	640,000	676,000
5.75% 3/15/20	525,000	541,734
B&G Foods 4.625% 6/1/21	450,000	457,875
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,051,000	2,063,819
Darling Ingredients 5.375% 1/15/22	2,155,000	2,215,620
#Dean Foods 144A 6.50% 3/15/23	2,300,000	2,371,875
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,269,840
#144A 5.875% 7/15/24	2,448,000	2,221,560
#144A 7.25% 6/1/21	2,614,000	2,616,614
#144A 7.25% 6/1/21	872,000	872,872
#144A 8.25% 2/1/20	1,236,000	1,273,080
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	512,445
#Pinnacle Foods Finance 144A 5.875% 1/15/24	305,000	320,769
Post Holdings
#144A 6.75% 12/1/21	2,134,000	2,254,037
7.375% 2/15/22	700,000	742,875
#144A 7.75% 3/15/24	412,000	454,230
#144A 8.00% 7/15/25	150,000	167,250
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,071,725
#144A 5.875% 8/1/21	2,216,000	2,304,640
6.625% 8/15/22	1,312,000	1,400,560

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Smithfield Foods (continued)
7.75% 7/1/17	240,000	$255,300
Treehouse Foods
4.875% 3/15/22	233,000	239,407
#144A 6.00% 2/15/24	555,000	591,075
#Wells Enterprises 144A 6.75% 2/1/20	228,000	235,125

		27,130,327

Gas Utilities–0.34%
AmeriGas Finance
6.75% 5/20/20	122,000	125,660
7.00% 5/20/22	1,357,000	1,397,710
AmeriGas Partners
6.25% 8/20/19	415,000	425,375
6.50% 5/20/21	27,000	27,540
NGL Energy Partners
5.125% 7/15/19	199,000	121,390
6.875% 10/15/21	352,000	209,440
Suburban Propane Partners
5.50% 6/1/24	300,000	291,000
7.375% 8/1/21	68,000	69,530

		2,667,645

Health Care Equipment & Supplies–1.39%
Alere
#144A 6.375% 7/1/23	972,000	1,023,030
6.50% 6/15/20	442,000	452,608
7.25% 7/1/18	375,000	391,875
#ConvaTec Healthcare 144A 10.50% 12/15/18	2,000,000	2,062,500
#Crimson Merger Sub 144A 6.625% 5/15/22	739,000	553,326
Halyard Health 6.25% 10/15/22	235,000	235,147
#Hill-Rom Holdings 144A 5.75% 9/1/23	530,000	551,200
#Hologic 144A 5.25% 7/15/22	985,000	1,030,556
Mallinckrodt International Finance
3.50% 4/15/18	72,000	69,480
4.75% 4/15/23	136,000	112,200
#144A 4.875% 4/15/20	385,000	362,670
#144A 5.50% 4/15/25	640,000	568,000
#144A 5.625% 10/15/23	1,554,000	1,418,025
#144A 5.75% 8/1/22	1,069,000	990,161
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	800,000	800,000
Teleflex 5.25% 6/15/24	405,000	416,644

		11,037,422

Health Care Providers & Services–6.50%
Acadia Healthcare
5.125% 7/1/22	410,000	416,150

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Acadia Healthcare (continued)
5.625% 2/15/23	330,000	$336,600
6.125% 3/15/21	590,000	613,600
#144A 6.50% 3/1/24	400,000	417,000
Amsurg
5.625% 11/30/20	500,000	518,750
5.625% 7/15/22	1,590,000	1,643,663
Centene 4.75% 5/15/22	486,000	493,290
Centene Escrow
#144A 5.625% 2/15/21	1,040,000	1,086,800
#144A 6.125% 2/15/24	700,000	738,500
Community Health Systems
5.125% 8/15/18	305,000	308,813
5.125% 8/1/21	700,000	712,250
6.875% 2/1/22	2,710,000	2,459,325
7.125% 7/15/20	810,000	769,500
8.00% 11/15/19	2,030,000	1,986,863
DaVita HealthCare Partners
5.00% 5/1/25	1,125,000	1,116,563
5.125% 7/15/24	1,460,000	1,477,337
5.75% 8/15/22	400,000	419,000
#Envision Healthcare 144A 5.125% 7/1/22	950,000	969,000
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	685,125
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	394,625
#144A 4.75% 10/15/24	230,000	234,887
#144A 5.625% 7/31/19	176,000	192,665
#144A 5.875% 1/31/22	1,488,000	1,642,008
#144A 6.50% 9/15/18	225,000	246,656
HCA
3.75% 3/15/19	444,000	455,944
4.25% 10/15/19	630,000	650,081
5.00% 3/15/24	506,000	518,966
5.25% 4/15/25	705,000	727,913
5.25% 6/15/26	1,035,000	1,063,463
5.375% 2/1/25	1,461,000	1,478,810
5.875% 3/15/22	1,019,000	1,105,615
5.875% 5/1/23	1,220,000	1,285,575
5.875% 2/15/26	2,125,000	2,194,063
6.50% 2/15/20	1,250,000	1,375,000
7.50% 2/15/22	1,065,000	1,211,437
8.00% 10/1/18	1,000,000	1,123,750
HCA Holdings 6.25% 2/15/21	470,000	507,600
IASIS Healthcare 8.375% 5/15/19	2,956,000	2,930,135
#inVentiv Health 144A 9.00% 1/15/18	325,000	337,187
LifePoint Health
5.50% 12/1/21	495,000	518,513
6.625% 10/1/20	250,000	260,000

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
#MPH Acquisition Holdings 144A 6.625% 4/1/22	2,690,000	$2,804,325
#Team Health 144A 7.25% 12/15/23	705,000	756,113
Tenet Healthcare
4.375% 10/1/21	495,000	498,713
4.50% 4/1/21	2,021,000	2,041,210
4.75% 6/1/20	840,000	865,200
5.00% 3/1/19	551,000	547,556
5.50% 3/1/19	1,535,000	1,527,325
6.00% 10/1/20	658,000	704,060
6.25% 11/1/18	150,000	160,500
6.75% 2/1/20	115,000	115,575
6.75% 6/15/23	885,000	851,813
8.00% 8/1/20	1,205,000	1,245,669
8.125% 4/1/22	1,453,000	1,502,039
Universal Health Services
#144A 3.75% 8/1/19	128,000	131,840
#144A 4.75% 8/1/22	187,000	190,740

		51,565,700

Health Care Technology–0.03%
#IMS Health 144A 6.00% 11/1/20	220,000	226,600

		226,600

Hotels, Restaurants & Leisure–3.81%
AMC Entertainment 5.875% 2/15/22	1,241,000	1,281,333
Boyd Gaming
#144A 6.375% 4/1/26	395,000	411,787
6.875% 5/15/23	1,511,000	1,616,770
#CCM Merger 144A 9.125% 5/1/19	365,000	379,600
Cedar Fair
5.25% 3/15/21	593,000	617,461
5.375% 6/1/24	265,000	275,600
Choice Hotels International 5.75% 7/1/22	373,000	399,110
#Chukchansi Economic Development Authority 144A 9.75% 5/30/20	238,000	145,180
Cinemark USA 5.125% 12/15/22	1,025,000	1,054,469
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	776,000	741,080
Eldorado Resorts 7.00% 8/1/23	225,000	234,000
FelCor Lodging 6.00% 6/1/25	335,000	347,563
#Golden Nugget Escrow 144A 8.50% 12/1/21	790,000	797,900
Hilton Worldwide Finance 5.625% 10/15/21	475,000	494,570

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos 5.875% 3/15/21	635,000	$657,225
#Landry’s 144A 9.375% 5/1/20	806,000	850,330
MGM Resorts International
5.25% 3/31/20	90,000	92,700
6.00% 3/15/23	845,000	878,800
6.75% 10/1/20	675,000	733,725
7.75% 3/15/22	3,362,000	3,757,035
8.625% 2/1/19	120,000	137,100
11.375% 3/1/18	250,000	290,100
#NCL 144A 5.25% 11/15/19	124,000	127,100
New Red Finance
#144A 4.625% 1/15/22	830,000	846,600
#144A 6.00% 4/1/22	1,635,000	1,704,487
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	332,000	343,620
Ruby Tuesday 7.625% 5/15/20	150,000	147,750
Sabre GLBL
#144A 5.25% 11/15/23	142,000	145,181
#144A 5.375% 4/15/23	474,000	488,813
Scientific Games International
#144A 7.00% 1/1/22	310,000	317,750
10.00% 12/1/22	2,010,000	1,638,150
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,550,000	1,561,625
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	1,101,000	1,200,090
#Six Flags Entertainment 144A 5.25% 1/15/21	1,000,000	1,032,500
Speedway Motorsports 5.125% 2/1/23	480,000	494,400
Station Casinos 7.50% 3/1/21	720,000	763,200
#Viking Cruises 144A 6.25% 5/15/25	175,000	147,437
Wynn Las Vegas
5.375% 3/15/22	715,000	722,822
#144A 5.50% 3/1/25	1,000,000	946,250
Yum! Brands
3.75% 11/1/21	950,000	906,063
3.875% 11/1/20	515,000	506,631

		30,233,907

Household Durables–1.62%
CalAtlantic Group
5.375% 10/1/22	189,000	194,197
5.875% 11/15/24	815,000	861,863
8.375% 1/15/21	500,000	583,750
10.75% 9/15/16	193,000	198,790
Horton (D.R.)
4.375% 9/15/22	235,000	236,763

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Horton (D.R.) (continued)
4.75% 2/15/23	206,000	$210,120
5.75% 8/15/23	350,000	379,750
6.50% 4/15/16	57,000	57,036
Jarden 7.50% 5/1/17	725,000	730,075
Lennar
4.50% 6/15/19	344,000	356,900
4.50% 11/15/19	755,000	788,975
4.75% 5/30/25	800,000	790,000
4.875% 12/15/23	215,000	216,075
6.95% 6/1/18	282,000	305,265
12.25% 6/1/17	245,000	272,563
M/I Homes 6.75% 1/15/21	887,000	875,913
#Mattamy Group 144A 6.50% 11/15/20	848,000	767,440
Meritage Homes
7.00% 4/1/22	680,000	727,600
7.15% 4/15/20	230,000	243,800
PulteGroup 5.50% 3/1/26	652,000	674,005
#Serta Simmons Bedding 144A 8.125% 10/1/20	519,000	541,063
#Taylor Morrison Communities 144A 5.875% 4/15/23	780,000	752,700
#Tempur Sealy International 144A 5.625% 10/15/23	680,000	702,950
Toll Brothers Finance
4.875% 11/15/25	798,000	792,015
5.625% 1/15/24	375,000	388,125
WCI Communities 6.875% 8/15/21	197,000	196,507

		12,844,240

Household Products–0.37%
Central Garden & Pet 6.125% 11/15/23	310,000	323,950
Spectrum Brands
5.75% 7/15/25	1,550,000	1,654,625
6.125% 12/15/24	525,000	563,063
6.625% 11/15/22	333,000	361,718

		2,903,356

Independent Power & Renewable Electricity Producers–2.07%
AES
•3.635% 6/1/19	800,000	774,000
4.875% 5/15/23	190,000	183,825
5.50% 3/15/24	1,289,000	1,266,443
5.50% 4/15/25	960,000	931,200
Calpine
5.375% 1/15/23	521,000	507,652
5.50% 2/1/24	675,000	651,375
5.75% 1/15/25	520,000	501,150

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine (continued)
#144A 5.875% 1/15/24	1,560,000	$1,645,800
#144A 6.00% 1/15/22	500,000	526,250
Dynegy
5.875% 6/1/23	1,656,000	1,391,040
7.375% 11/1/22	940,000	874,200
7.625% 11/1/24	285,000	260,063
GenOn Energy 9.875% 10/15/20	1,414,000	919,100
NRG Energy
6.25% 7/15/22	250,000	233,750
6.25% 5/1/24	1,375,000	1,268,437
6.625% 3/15/23	939,000	880,604
7.875% 5/15/21	267,000	267,334
NRG Yield Operating 5.375% 8/15/24	300,000	280,500
Talen Energy Supply
#144A 4.625% 7/15/19	390,000	340,275
6.50% 6/1/25	1,087,000	907,645
#Terraform Global Operating 144A 9.75% 8/15/22	866,000	658,160
TerraForm Power Operating
#144A 5.875% 2/1/23	729,000	594,135
#144A 6.125% 6/15/25	730,000	573,050

		16,435,988

Insurance–0.73%
CNO Financial Group
4.50% 5/30/20	278,000	284,255
5.25% 5/30/25	1,299,000	1,334,723
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	532,270
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	914,423
Radian Group 7.00% 3/15/21	442,000	459,349
#USI 144A 7.75% 1/15/21	1,556,000	1,561,835
•XLIT 6.50% 12/29/49	1,020,000	708,900

		5,795,755

Internet & Catalog Retail–0.26%
Netflix
5.375% 2/1/21	536,000	562,130
5.50% 2/15/22	335,000	352,400
5.75% 3/1/24	785,000	832,100
5.875% 2/15/25	335,000	354,263

		2,100,893

Internet Software & Services–0.37%
IAC/InterActive 4.875% 11/30/18	105,000	108,150
VeriSign
4.625% 5/1/23	623,000	632,345
5.25% 4/1/25	192,000	194,400

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Zayo Group
6.00% 4/1/23	1,090,000	$1,093,401
#144A 6.375% 5/15/25	620,000	606,112
10.125% 7/1/20	279,000	299,925

		2,934,333

IT Services–1.12%
#Alliance Data Systems 144A 5.375% 8/1/22	708,000	665,520
First Data
#144A 5.00% 1/15/24	1,660,000	1,668,300
#144A 5.375% 8/15/23	710,000	730,413
#144A 5.75% 1/15/24	1,470,000	1,475,365
#144A 6.75% 11/1/20	991,000	1,044,514
#144A 7.00% 12/1/23	3,275,000	3,320,031

		8,904,143

Life Sciences Tools & Services–0.13%
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	1,029,300

		1,029,300

Machinery–0.60%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	777,000	801,281
#BlueLine Rental Finance 144A 7.00% 2/1/19	1,333,000	1,234,691
Briggs & Stratton 6.875% 12/15/20	500,000	546,250
#Gardner Denver 144A 6.875% 8/15/21	560,000	460,600
#Milacron 144A 7.75% 2/15/21	1,565,000	1,447,625
Oshkosh 5.375% 3/1/25	250,000	253,125

		4,743,572

Marine–0.38%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	876,750
Martin Midstream Partners 7.25% 2/15/21	681,000	594,173
#Navios Maritime Holdings 144A 7.375% 1/15/22	1,455,000	531,075
#Navios South American Logistics 144A 7.25% 5/1/22	974,000	633,100
‡Ultrapetrol Bahamas 8.875% 6/15/21	1,903,000	399,630

		3,034,728

Media–9.61%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,359,925
#144A 6.625% 2/15/23	986,000	993,395

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Altice Luxembourg
#144A 7.625% 2/15/25	200,000	$192,000
#144A 7.75% 5/15/22	1,334,000	1,319,433
AMC Networks
4.75% 12/15/22	15,000	15,113
5.00% 4/1/24	1,485,000	1,494,281
Cablevision Systems
7.75% 4/15/18	500,000	521,560
8.00% 4/15/20	2,355,000	2,290,237
8.625% 9/15/17	470,000	498,200
CCO Holdings
#144A 5.375% 5/1/25	128,000	130,560
5.75% 9/1/23	107,000	111,280
#144A 5.875% 4/1/24	3,387,000	3,556,350
6.625% 1/31/22	1,292,000	1,363,060
#CCO Safari II 144A 4.464% 7/23/22	533,000	557,725
#CCOH Safari 144A 5.75% 2/15/26	2,964,000	3,075,150
Cequel Communications Holdings I
#144A 5.125% 12/15/21	1,313,000	1,227,655
#144A 5.125% 12/15/21	815,000	764,063
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,593,000	1,525,297
6.50% 11/15/22	582,000	582,000
7.625% 3/15/20	2,368,000	2,184,480
7.625% 3/15/20	45,000	38,700
DISH DBS
5.00% 3/15/23	510,000	451,350
5.875% 11/15/24	653,000	601,576
6.75% 6/1/21	6,144,000	6,359,040
7.875% 9/1/19	210,000	231,787
GLP Capital 5.375% 11/1/23	1,555,000	1,562,775
Gray Television 7.50% 10/1/20	1,530,000	1,621,800
iHeartCommunications
9.00% 12/15/19	1,984,000	1,475,600
9.00% 3/1/21	69,000	48,300
Lamar Media
5.00% 5/1/23	183,000	191,348
5.875% 2/1/22	50,000	52,875
Liberty Interactive 8.25% 2/1/30	380,000	391,400
LIN Television 5.875% 11/15/22	1,270,000	1,292,225
Live Nation Entertainment
#144A 5.375% 6/15/22	220,000	224,950
#144A 7.00% 9/1/20	445,000	468,363
Mediacom 7.25% 2/15/22	280,000	295,750
Mediacom Broadband 5.50% 4/15/21	2,000	2,023
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	179,300

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	$403,987
6.875% 11/15/20	492,000	512,910
Nielsen Finance
4.50% 10/1/20	300,000	307,875
#144A 5.00% 4/15/22	1,820,000	1,874,600
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	161,975
Numericable-SFR
#144A 4.875% 5/15/19	400,000	400,000
#144A 6.00% 5/15/22	3,325,000	3,258,500
#144A 6.25% 5/15/24	1,106,000	1,077,797
Outfront Media Capital
5.25% 2/15/22	336,000	345,660
5.625% 2/15/24	330,000	344,850
5.875% 3/15/25	500,000	523,125
Quebecor Media 5.75% 1/15/23	240,000	248,400
#RCN Telecom Services 144A 8.50% 8/15/20	768,000	770,880
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,114,880
5.75% 6/15/23	550,000	563,750
Sinclair Television Group
5.375% 4/1/21	915,000	947,025
#144A 5.625% 8/1/24	1,230,000	1,242,300
6.125% 10/1/22	915,000	966,469
Sirius XM Radio
#144A 4.625% 5/15/23	975,000	962,813
#144A 5.375% 4/15/25	395,000	402,900
#144A 5.75% 8/1/21	1,350,000	1,417,500
TEGNA
5.125% 7/15/20	430,000	449,350
#144A 5.50% 9/15/24	265,000	273,944
6.375% 10/15/23	1,406,000	1,516,723
Time Warner Cable 7.30% 7/1/38	1,052,000	1,237,640
#Unitymedia 144A 6.125% 1/15/25	1,000,000	1,044,380
Unitymedia Hessen
#144A 5.00% 1/15/25	400,000	401,000
#144A 5.50% 1/15/23	850,000	874,437
Univision Communications
#144A 5.125% 5/15/23	2,250,000	2,250,000
#144A 5.125% 2/15/25	2,065,000	2,044,350
#144A 6.75% 9/15/22	2,411,000	2,567,715
#144A 8.50% 5/15/21	550,000	563,063
#UPCB Finance IV 144A 5.375% 1/15/25	1,180,000	1,200,650
#Videotron 144A 5.375% 6/15/24	1,887,000	1,962,480
WMG Acquisition
#144A 5.625% 4/15/22	915,000	931,013
#144A 6.75% 4/15/22	1,316,000	1,309,420

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	$511,550

		76,236,837

Metals & Mining–4.02%
AK Steel 8.75% 12/1/18	890,000	858,850
Alcoa
5.125% 10/1/24	1,025,000	977,276
5.40% 4/15/21	768,000	783,122
5.72% 2/23/19	550,000	574,063
5.87% 2/23/22	789,000	792,700
5.90% 2/1/27	1,186,000	1,132,630
6.15% 8/15/20	139,000	145,081
6.75% 1/15/28	614,000	601,538
Aleris International
7.625% 2/15/18	351,000	358,239
7.875% 11/1/20	96,000	81,600
#144A 9.50% 4/1/21	498,000	508,894
Allegheny Technologies
7.875% 8/15/23	575,000	481,563
#Anglo American Capital 144A
4.875% 5/14/25	935,000	769,037
ArcelorMittal
6.125% 6/1/25	335,000	311,550
6.50% 3/1/21	320,000	316,800
7.25% 2/25/22	3,785,000	3,764,183
8.00% 10/15/39	1,080,000	945,000
10.85% 6/1/19	2,000,000	2,245,000
Coeur Mining 7.875% 2/1/21	1,203,000	971,423
Commercial Metals 4.875% 5/15/23	675,000	600,750
First Quantum Minerals
#144A 6.75% 2/15/20	991,000	683,790
#144A 7.00% 2/15/21	151,000	101,925
#144A 7.25% 10/15/19	215,000	155,337
Freeport-McMoRan
3.10% 3/15/20	1,170,000	883,350
3.875% 3/15/23	2,785,000	1,900,763
5.40% 11/14/34	150,000	92,625
5.45% 3/15/43	2,895,000	1,787,663
Hecla Mining 6.875% 5/1/21	1,191,000	964,710
HudBay Minerals 9.50% 10/1/20	454,000	324,610
Joseph T Ryerson & Son 9.00% 10/15/17	265,000	230,550
Kaiser Aluminum 8.25% 6/1/20	656,000	685,520
Lundin Mining
#144A 7.50% 11/1/20	870,000	835,200
#144A 7.875% 11/1/22	725,000	692,375
New Gold
#144A 6.25% 11/15/22	1,185,000	1,007,250
#144A 7.00% 4/15/20	328,000	314,880

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Prince Mineral Holding 144A 11.50% 12/15/19	485,000	$424,375
#Signode Industrial Group 144A 6.375% 5/1/22	785,000	717,294
Steel Dynamics
5.125% 10/1/21	215,000	218,225
5.25% 4/15/23	275,000	277,063
5.50% 10/1/24	1,030,000	1,045,450
6.125% 8/15/19	120,000	124,500
6.375% 8/15/22	695,000	719,325
Taseko Mines 7.75% 4/15/19	470,000	246,750
#Wise Metals Group 144A 8.75% 12/15/18	320,000	283,200

		31,936,029

Multiline Retail–0.15%
#Dollar Tree 144A 5.75% 3/1/23	331,000	352,515
JC Penney 8.125% 10/1/19	203,000	209,597
#Neiman Marcus Group 144A 8.00% 10/15/21	702,000	607,230

		1,169,342

Oil, Gas & Consumable Fuels–8.76%
Anadarko Petroleum
4.85% 3/15/21	347,000	351,057
5.55% 3/15/26	243,000	245,595
6.60% 3/15/46	243,000	248,895
Antero Resources
5.125% 12/1/22	343,000	312,987
5.375% 11/1/21	725,000	674,250
6.00% 12/1/20	1,087,000	1,038,085
Apache
3.25% 4/15/22	292,000	281,326
4.75% 4/15/43	470,000	423,411
5.10% 9/1/40	100,000	91,037
6.00% 1/15/37	237,000	236,535
Baytex Energy
#144A 5.125% 6/1/21	157,000	111,470
#144A 5.625% 6/1/24	267,000	180,893
#Blue Racer Midstream 144A
6.125% 11/15/22	800,000	670,000
Buckeye Partners
4.875% 2/1/21	750,000	758,251
California Resources
5.50% 9/15/21	255,000	57,375
6.00% 11/15/24	142,000	32,305
#144A 8.00% 12/15/22	1,060,000	410,750
Cenovus Energy
5.70% 10/15/19	231,000	231,996
6.75% 11/15/39	377,000	361,994
#Chesapeake Energy 144A 8.00% 12/15/22	3,023,000	1,496,385

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy
4.375% 6/1/24	462,000	$455,673
5.875% 5/1/22	546,000	564,520
#Citgo Holding 144A 10.75% 2/15/20	737,000	715,811
#CITGO Petroleum 144A 6.25% 8/15/22	903,000	875,910
Cloud Peak Energy Resources
6.375% 3/15/24	149,000	48,425
8.50% 12/15/19	170,000	75,650
Comstock Resources
7.75% 4/1/19	813,000	105,690
9.50% 6/15/20	443,000	56,483
#144A 10.00% 3/15/20	675,000	335,813
Concho Resources
5.50% 10/1/22	300,000	296,250
5.50% 4/1/23	120,000	118,200
6.50% 1/15/22	591,000	592,477
ConocoPhillips 4.30% 11/15/44	939,000	815,122
CONSOL Energy 5.875% 4/15/22	1,060,000	769,157
Continental Resources 5.00% 9/15/22	2,603,000	2,256,476
Crestwood Midstream Partners
6.00% 12/15/20	143,000	112,970
6.125% 3/1/22	454,000	342,770
#144A 6.25% 4/1/23	659,000	490,955
Diamondback Energy 7.625% 10/1/21	258,000	267,030
Encana
3.90% 11/15/21	72,000	63,167
6.50% 2/1/38	179,000	150,649
Energy Transfer Equity
5.875% 1/15/24	2,112,000	1,816,320
7.50% 10/15/20	147,000	142,223
EnLink Midstream Partners 7.125% 6/1/22	165,000	147,361
EP Energy
6.375% 6/15/23	497,000	231,105
7.75% 9/1/22	1,370,000	643,900
9.375% 5/1/20	1,568,000	798,700
#Ferrellgas 144A 6.75% 6/15/23	859,000	758,067
Genesis Energy
5.625% 6/15/24	429,000	362,505
5.75% 2/15/21	375,000	339,375
6.00% 5/15/23	395,000	349,575
6.75% 8/1/22	355,000	330,150
#Halcon Resources 144A 13.00% 2/15/22	819,000	247,747
Hiland Partners
#144A 5.50% 5/15/22	280,000	281,248
#144A 7.25% 10/1/20	1,500,000	1,558,125

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	$843,263
#144A 5.75% 10/1/25	1,100,000	951,500
#144A 7.625% 4/15/21	1,365,000	1,306,987
Holly Energy Partners 6.50% 3/1/20	137,000	136,315
#Jupiter Resources 144A 8.50% 10/1/22	882,000	471,870
#Kinder Morgan 144A 5.625% 11/15/23	323,000	328,194
MEG Energy
#144A 6.375% 1/30/23	300,000	178,500
#144A 6.50% 3/15/21	300,000	182,625
#144A 7.00% 3/31/24	879,000	523,005
MPLX
#144A 4.50% 7/15/23	256,000	236,435
#144A 4.875% 12/1/24	1,273,000	1,177,306
#144A 4.875% 6/1/25	1,623,000	1,482,560
#144A 5.50% 2/15/23	1,250,000	1,211,761
Murphy Oil USA 6.00% 8/15/23	95,000	98,800
#Navios Maritime Acquisition 144A 8.125% 11/15/21	214,000	142,845
Newfield Exploration
5.375% 1/1/26	425,000	388,875
5.625% 7/1/24	962,000	906,685
5.75% 1/30/22	692,000	677,945
#NGPL PipeCo 144A 9.625% 6/1/19	500,000	492,500
Noble Energy 5.625% 5/1/21	531,000	534,237
Oasis Petroleum
6.875% 3/15/22	1,234,000	919,330
7.25% 2/1/19	305,000	234,087
ONEOK Partners
6.65% 10/1/36	63,000	58,760
6.85% 10/15/37	76,000	71,629
#PBF Holding 144A 7.00% 11/15/23	604,000	573,800
PBF Logistics 6.875% 5/15/23	411,000	385,313
Penn Virginia 8.50% 5/1/20	927,000	120,510
Plains All American Pipeline 5.00% 2/1/21	800,000	802,290
QEP Resources
5.25% 5/1/23	733,000	641,375
5.375% 10/1/22	1,062,000	937,215
6.875% 3/1/21	1,335,000	1,231,537
Range Resources
5.00% 8/15/22	210,000	182,175
5.00% 3/15/23	210,000	179,025
5.75% 6/1/21	215,000	190,813
Regency Energy Partners
4.50% 11/1/23	133,000	117,533
5.50% 4/15/23	2,045,000	1,828,083

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Rice Energy 7.25% 5/1/23	516,000	$454,080
#Rockies Express Pipeline 144A 6.00% 1/15/19	1,400,000	1,372,000
Rose Rock Midstream
5.625% 7/15/22	297,000	198,990
5.625% 11/15/23	497,000	325,535
#144A 5.625% 11/15/23	727	476
RSP Permian 6.625% 10/1/22	935,000	925,650
‡Sabine Oil & Gas 9.75% 2/15/17	178,000	6,230
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	386,500
5.625% 4/15/23	1,773,000	1,693,215
5.625% 3/1/25	672,000	643,440
5.75% 5/15/24	490,000	470,400
6.25% 3/15/22	490,000	482,037
SM Energy
5.00% 1/15/24	530,000	369,511
5.625% 6/1/25	623,000	435,907
6.50% 11/15/21	777,000	576,923
6.50% 1/1/23	1,050,000	745,500
Stone Energy 7.50% 11/15/22	744,000	204,600
Sunoco
#144A 5.50% 8/1/20	500,000	499,375
#144A 6.375% 4/1/23	1,070,000	1,076,013
Targa Resources Partners
5.25% 5/1/23	850,000	788,375
6.375% 8/1/22	54,000	52,380
6.875% 2/1/21	485,000	477,725
Tesoro 5.125% 4/1/24	230,000	227,125
Tesoro Logistics
#144A 5.50% 10/15/19	400,000	400,000
5.875% 10/1/20	1,656,000	1,649,790
6.125% 10/15/21	450,000	452,250
#144A 6.25% 10/15/22	384,000	382,080
#Transcontinental Gas Pipe Line 144A 7.85% 2/1/26	525,000	601,508
Ultra Petroleum
#‡144A 5.75% 12/15/18	1,155,000	86,625
#‡144A 6.125% 10/1/24	1,129,000	90,320
‡W&T Offshore 8.50% 6/15/19	720,000	90,000
Western Refining 6.25% 4/1/21	379,000	338,257
Whiting Petroleum 5.00% 3/15/19	1,146,000	799,335
Williams Partners
4.875% 5/15/23	1,010,000	878,228
6.125% 7/15/22	2,006,000	1,865,074
WPX Energy
5.25% 9/15/24	669,000	468,300
6.00% 1/15/22	3,463,000	2,545,305

		69,534,938

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.18%
Clearwater Paper
4.50% 2/1/23	630,000	$604,013
#144A 5.375% 2/1/25	450,000	440,437
#Unifrax I 144A 7.50% 2/15/19	630,000	392,175

		1,436,625

Pharmaceuticals–2.11%
#~Capsugel PIK 144A 7.00% 5/15/19	315,000	317,166
Endo Finance
#144A 5.75% 1/15/22	827,000	787,717
#144A 5.875% 1/15/23	223,000	213,523
#144A 6.00% 7/15/23	1,395,000	1,320,019
#144A 6.00% 2/1/25	960,000	904,800
Grifols Worldwide Operations 5.25% 4/1/22	480,000	495,600
Prestige Brands
#144A 5.375% 12/15/21	825,000	839,437
#144A 6.375% 3/1/24	325,000	340,437
#Quintiles Transnational 144A 4.875% 5/15/23	580,000	597,922
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,730,000	1,418,600
#144A 5.50% 3/1/23	772,000	610,845
#144A 5.625% 12/1/21	380,000	301,150
#144A 5.875% 5/15/23	2,162,000	1,705,277
#144A 6.125% 4/15/25	2,875,000	2,220,937
#144A 6.375% 10/15/20	1,270,000	1,060,450
#144A 6.75% 8/15/18	100,000	91,250
#144A 6.75% 8/15/21	1,195,000	979,900
#144A 7.00% 10/1/20	1,225,000	1,035,125
#144A 7.25% 7/15/22	1,094,000	880,670
#144A 7.50% 7/15/21	717,000	600,932

		16,721,757

Professional Services–0.10%
FTI Consulting 6.00% 11/15/22	350,000	367,937
IHS 5.00% 11/1/22	381,000	396,716

		764,653

Real Estate Investment Trusts–0.97%
#Communications Sales & Leasing 144A 6.00% 4/15/23	407,000	396,825
Crown Castle International 5.25% 1/15/23	750,000	811,875
DuPont Fabros Technology 5.875% 9/15/21	445,000	468,363
Equinix
4.875% 4/1/20	187,000	194,387
5.375% 1/1/22	1,189,000	1,243,991
5.375% 4/1/23	500,000	520,000
5.75% 1/1/25	203,000	214,165
5.875% 1/15/26	300,000	317,100

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
#ESH Hospitality 144A 5.25% 5/1/25	780,000	$762,450
Iron Mountain
5.75% 8/15/24	1,136,000	1,170,080
#144A 6.00% 10/1/20	967,000	1,021,394
RHP Hotel Properties
5.00% 4/15/21	244,000	251,320
5.00% 4/15/23	305,000	313,387

		7,685,337

Real Estate Management & Development–0.04%
Kennedy-Wilson 5.875% 4/1/24	304,000	297,920

		297,920

Road & Rail–0.03%
#Avis Budget Car Rental 144A 6.375% 4/1/24	251,000	252,544

		252,544

Semiconductors & Semiconductor Equipment–1.18%
Advanced Micro Devices
6.75% 3/1/19	845,000	680,225
7.00% 7/1/24	887,000	585,420
7.50% 8/15/22	52,000	35,880
7.75% 8/1/20	811,000	567,700
#Entegris 144A 6.00% 4/1/22	202,000	205,787
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	509,600
#144A 6.00% 1/15/22	263,000	279,437
Micron Technology
#144A 5.25% 8/1/23	1,219,000	1,002,627
#144A 5.25% 1/15/24	325,000	263,250
5.50% 2/1/25	299,000	243,872
#144A 5.625% 1/15/26	392,000	311,640
5.875% 2/15/22	181,000	157,470
#Microsemi 144A 9.125% 4/15/23	768,000	846,720
NXP
#144A 3.75% 6/1/18	420,000	426,300
#144A 4.125% 6/15/20	1,066,000	1,079,325
#144A 4.625% 6/15/22	1,243,000	1,278,736
#144A 5.75% 3/15/23	200,000	212,000
#Qorvo 144A 6.75% 12/1/23	618,000	639,630

		9,325,619

Software–1.13%
Activision Blizzard
#144A 5.625% 9/15/21	580,000	612,625
#144A 6.125% 9/15/23	400,000	431,000
Emdeon
#144A 6.00% 2/15/21	725,000	708,687
11.00% 12/31/19	1,514,000	1,606,733
Infor US #144A 5.75% 8/15/20	988,000	1,020,110

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Infor US (continued)
6.50% 5/15/22	782,000	$715,530
#Informatica 144A 7.125% 7/15/23	712,000	690,640
#@Nuance Communications 144A 5.375% 8/15/20	1,103,000	1,124,371
#Open Text 144A 5.625% 1/15/23	737,000	755,425
#Solera 144A 10.50% 3/1/24	815,000	821,113
#SS&C Technologies Holdings 144A 5.875% 7/15/23	474,000	491,775

		8,978,009

Specialty Retail–1.33%
Caleres 6.25% 8/15/23	500,000	502,500
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	228,000	113,430
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	681,990
8.875% 3/15/19	1,075,000	301,000
#144A 9.00% 3/15/19	2,417,000	1,734,197
CST Brands 5.00% 5/1/23	942,000	958,485
#Group 1 Automotive 144A 5.25% 12/15/23	1,335,000	1,324,987
#Guitar Center 144A 6.50% 4/15/19	433,000	391,865
#Jo-Ann Stores 144A 8.125% 3/15/19	350,000	323,750
L Brands
5.625% 2/15/22	615,000	671,531
5.625% 10/15/23	500,000	551,250
#Party City Holdings 144A 6.125% 8/15/23	440,000	452,100
#Radio Systems 144A 8.375% 11/1/19	475,000	495,187
Sally Holdings
5.50% 11/1/23	615,000	645,750
5.625% 12/1/25	917,000	981,190
#Tops Holding 144A 8.00% 6/15/22	475,000	441,750

		10,570,962

Technology Hardware, Storage & Peripherals–0.29%
NCR
5.00% 7/15/22	373,000	371,135
6.375% 12/15/23	130,000	134,550
Western Digital
#144A 7.375% 4/1/23	566,000	578,735
#144A 10.50% 4/1/24	1,216,000	1,222,080

		2,306,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.07%
Levi Strauss 5.00% 5/1/25	545,000	$553,175

		553,175

Thrift & Mortgage Finance–0.25%
Nationstar Mortgage
6.50% 7/1/21	172,000	153,510
6.50% 6/1/22	173,000	150,077
7.875% 10/1/20	565,000	543,813
9.625% 5/1/19	1,058,000	1,098,997

		1,946,397

Trading Companies & Distributors–1.88%
#@Ahern Rentals 144A 7.375% 5/15/23	799,000	555,305
Aircastle
5.00% 4/1/23	562,000	566,215
5.125% 3/15/21	109,000	113,905
6.25% 12/1/19	803,000	874,266
7.625% 4/15/20	553,000	626,964
Ashtead Capital
#144A 5.625% 10/1/24	925,000	962,000
#144A 6.50% 7/15/22	625,000	667,187
Global Partners
@6.25% 7/15/22	227,000	170,250
@7.00% 6/15/23	250,000	187,500
H&E Equipment Services 7.00% 9/1/22	1,620,000	1,652,400
HD Supply
#144A 5.25% 12/15/21	1,805,000	1,902,019
#144A 5.75% 4/15/24	500,000	515,000
7.50% 7/15/20	676,000	720,785
United Rentals North America
4.625% 7/15/23	570,000	568,575
5.75% 11/15/24	1,580,000	1,587,900
6.125% 6/15/23	1,943,000	2,015,863
7.375% 5/15/20	200,000	209,375
7.625% 4/15/22	267,000	285,690
#Univar USA 144A 6.75% 7/15/23	755,000	740,844

		14,922,043

Wireless Telecommunication Services–4.33%
SBA Telecommunications 5.75% 7/15/20	232,000	240,410
#SoftBank Group 144A 4.50% 4/15/20	1,615,000	1,641,244
Sprint
7.125% 6/15/24	437,000	326,657
7.25% 9/15/21	1,718,000	1,320,713
7.625% 2/15/25	1,479,000	1,105,553
7.875% 9/15/23	2,217,000	1,706,624
Sprint Capital 6.875% 11/15/28	780,000	573,300

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Capital (continued)
6.90% 5/1/19	1,111,000	$969,347
8.75% 3/15/32	2,287,000	1,801,013
Sprint Communications
6.00% 12/1/16	750,000	749,063
6.00% 11/15/22	1,190,000	876,137
#144A 7.00% 3/1/20	4,302,000	4,323,510
7.00% 8/15/20	1,250,000	1,000,000
8.375% 8/15/17	750,000	743,437
#144A 9.00% 11/15/18	860,000	905,150
9.125% 3/1/17	734,000	750,515
11.50% 11/15/21	90,000	80,550
T-Mobile USA
5.25% 9/1/18	476,000	489,090
6.00% 3/1/23	1,054,000	1,081,667
6.00% 4/15/24	319,000	323,785
6.125% 1/15/22	951,000	986,663
6.25% 4/1/21	793,000	836,456
6.375% 3/1/25	414,000	425,385
6.464% 4/28/19	325,000	333,125
6.50% 1/15/24	129,000	134,805
6.50% 1/15/26	755,000	788,031
6.625% 11/15/20	2,434,000	2,525,275
6.625% 4/1/23	833,000	880,897
6.633% 4/28/21	941,000	988,050
6.731% 4/28/22	2,153,000	2,260,219
6.836% 4/28/23	1,089,000	1,154,340
#West 144A 5.375% 7/15/22	875,000	805,919
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	707,750
#144A 7.375% 4/23/21	595,000	541,450

		34,376,130

Total Corporate Bonds (Cost $756,507,901)		713,421,981

«SENIOR SECURED LOANS–5.30%
Albertsons Tranche B 1st Lien 5.50% 12/21/22	2,687,265	2,693,440
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	69,875	69,700
Altice Financing Delayed Draw 1st Lien 5.50% 7/2/19	391,000	392,613
Atkore International 1st Lien 4.50% 3/27/21	199,492	194,754
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	1,920,000	1,913,126

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Avaya 1st Lien 6.25% 5/29/20	252,337	$169,832
Berry Plastics Group 1st Lien 4.00% 10/1/22	248,122	248,510
Berry Plastics Group Tranche E 3.75% 1/6/21	255,000	254,638
Calpine Tranche B3 1st Lien 4.00% 10/9/19	492,347	491,379
Cincinnati Bell Tranche B 1st Lien 4.00% 9/10/20	944,950	931,172
Coeur Mining 1st Lien 9.00% 6/23/20	744,375	729,487
Commercial Barge Line Tranche B 1st Lien 9.75% 11/12/20	620,000	559,550
Concordia Healthcare Tranche B 1st Lien 5.25% 10/21/21	897,750	876,653
Dell International Tranche B2 1st Lien 4.00% 4/29/20	1,040,271	1,040,827
Delta 2 Lux 1st Lien 4.75% 7/30/21	300,000	292,447
Delta 2 Tranche B 2nd Lien 7.75% 7/29/22	825,000	761,067
Dole Food Tranche B 1st Lien 4.50% 11/1/18	739,351	737,580
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	363,319	167,356
Energy Future Intermediate Holding DIP 1st Lien 4.25% 12/19/16	305,118	305,167
Entercom Radio Tranche B2 1st Lien 4.00% 11/23/18	63,178	63,047
FCA US Tranche B 1st Lien 3.50% 5/24/17	396,118	396,641
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	334,542	260,943
Fieldwood Energy 2nd Lien 8.375% 9/30/20	720,000	133,200
First Data Tranche B1 1st Lien 3.932% 9/24/18	1,213,043	1,212,667
Floatel International Tranche B 1st Lien 6.00% 6/27/20	384,462	176,852
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	866,311	734,198

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Go Daddy Operating Tranche B 1st Lien 4.25% 5/13/21	398,895	$398,979
Graton Economic Development Authority 1st Lien 4.75% 9/1/22	843,930	848,150
Gray Television 1st Lien 3.938% 6/13/21	255,000	254,721
Gruden Acquisition 2nd Lien 9.50% 8/18/23	567,000	425,250
iHeartCommunications Tranche D 1st Lien 7.183% 1/30/19	2,532,692	1,764,653
iHeartCommunications Tranche E 1st Lien 7.933% 7/30/19	850,642	590,983
Intrawest Operations Group Tranche B 1st Lien 4.75% 12/9/20	255,000	254,468
InVentiv Health Tranche B4 1st Lien 7.75% 5/15/18	288,875	289,417
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	946,748	742,752
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	80,222	65,181
MGOC 1st Lien 4.00% 7/31/20	255,000	254,936
Microsemi Tranche B 1st Lien 5.25% 1/15/23	1,181,950	1,189,154
MTL Publishing Tranche B3 1st Lien 4.00% 8/20/22	255,000	254,968
Neptune Finco 1st Lien 5.00% 10/9/22	2,520,000	2,527,283
NXP Tranche B1 1st Lien 3.75% 12/7/20	335,160	336,338
On Semiconductor Tranche B 1st Lien 5.25% 3/31/23	503,000	504,494
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19	284,548	258,227
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	568,601	212,040
Penney (J.C.) 1st Lien 6.00% 5/22/18	1,067,497	1,071,500
PetSmart Tranche B 1st Lien 4.25% 3/10/22	595,500	593,987

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Pinnacle Foods Finance Tranche B 1st Lien 3.75% 1/13/23	513,713	$516,368
Quickrete Holdings 2nd Lien 7.00% 3/30/21	77,775	77,824
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,041,813
5.75% 8/21/20	155,000	155,710
Riverbed Technology 1st Lien 6.00% 4/27/22	297,000	298,313
ROC Finance 1st Lien 5.00% 6/20/19	944,893	916,546
Sabine Oil & Gas 2nd Lien 8.75% 12/31/18	466,667	15,167
Scientific Games International 1st Lien 6.00% 10/18/20	318,179	309,181
Sears Roebuck Acceptance Tranche B 1st Lien 5.50% 6/30/18	796,663	762,306
Serta Simmons Bedding Tranche B 1st Lien 4.25% 10/1/19	374,211	374,505
Shelf Drilling MidCo PIK 1st Lien 10.00% 10/8/18	300,000	144,000
SolarWinds Holdings 1st Lien 6.50% 2/5/23	160,000	158,800
Staples Escrow Tranche B 1st Lien 4.75% 2/2/22	600,000	600,417
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22	986,677	979,277
Syniverse Holdings 1st Lien 4.00% 4/23/19	512,877	384,658
Texas Competitive Electric Holdings 1st Lien 4.918% 10/10/17	6,255,000	1,813,950
Texas Competitive Electric Holdings DIP 1st Lien 3.75% 11/7/16	436,921	435,648
‡Texas Competitive Electric Holdings Nonext 1st Lien 4.918% 10/10/16	1,920,000	545,597
Tribune Media 1st Lien 3.75% 12/27/20	1,128,937	1,126,588
Univision Communications 1st Lien 4.00% 3/1/20	203,582	201,907
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	722,794	716,523

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
UPC Financing Partnership Tranche AH 1st Lien 3.25% 6/30/21	1,120,000	$1,112,798
@=‡Vertis 1st Lien 11.50% 12/20/16	243,194	0
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	746,212	741,548

Total Senior Secured Loans (Cost $50,491,987)		42,073,771

	Number of Shares

COMMON STOCK–0.06%
†Dynegy	2,000	28,740
†@Escrow General Motors	400,000	40
†@Escrow General Motors	325,000	33
†NII Holdings	84,804	468,966

Total Common Stock (Cost $1,353,062)		497,779

PREFERRED STOCK–0.78%
•Bank of America 6.10%	1,201,000	1,184,486
•Hartford Financial Services Group 7.875%	5,600	174,832

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
#•ILFC E-Capital Trust I 144A 4.24%	2,595,000	$2,108,437
#•ILFC E-Capital Trust II 144A 4.49%	1,886,000	1,537,090
•@XLIT 3.742%	1,505	1,193,653

Total Preferred Stock (Cost $6,086,770)		6,198,498

WARRANT–0.00%
@=General Maritime exercise price $42.50, expiration date 5/17/17	132	0

Total Warrant (Cost $0)		0

MONEY MARKET FUND–2.70%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	21,401,772	21,401,772

Total Money Market Fund (Cost $21,401,772)		21,401,772

TOTAL VALUE OF SECURITIES–98.80% (Cost $836,200,314)	783,943,051
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.20%	9,497,272

NET ASSETS APPLICABLE TO 77,240,038 SHARES OUTSTANDING–100.00%	$793,440,323

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $298,647,275, which represents 37.64% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $5,078,885, which represents 0.64% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

Summary of Abbreviations:

DIP–Debtor-in-Possession

IT–Information Technology

PIK–Payment-in-kind

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$836,200,314

Aggregate unrealized appreciation	$12,751,211
Aggregate unrealized depreciation	(65,008,474)

Net unrealized depreciation	$(52,257,263)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$349,250	$—	$349,250
Corporate Bonds	—	713,421,938	43	713,421,981
Senior Secured Loans	—	42,073,771	—	42,073,771
Common Stock
Automobiles	—	—	73	73
Independent Power & Renewable Electricity Producers	28,740	—	—	28,740
Wireless Telecommunication Services	468,966	—	—	468,966
Preferred Stock	174,832	6,023,666	—	6,198,498
Warrant	—	—	—	—
Money Market Fund	21,401,772	—	—	21,401,772

Total	$22,074,310	$761,868,625	$116	$783,943,051

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–20

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.45%
Equity Funds–26.96%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	22,684	$886,514
LVIP SSgA Mid-Cap Index Fund	44,000	441,670
LVIP SSgA S&P 500 Index Fund	631,980	9,215,526
LVIP SSgA Small-Cap Index Fund	36,309	879,733
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	21,021	442,407

		11,865,850

Fixed Income Funds–47.69%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	338,204	3,426,342
LVIP Delaware Bond Fund	307,396	4,278,954
LVIP Delaware Diversified Floating Rate Fund	130,275	1,279,560
LVIP JPMorgan High Yield Fund	126,407	1,298,704
LVIP PIMCO Low Duration Bond Fund	170,935	1,706,274
LVIP SSgA Bond Index Fund	783,085	9,001,557

		20,991,391

International Equity Funds–16.88%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	138,462	1,345,712
LVIP SSgA International Index Fund	751,087	6,085,304

		7,431,016

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.92%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	155,280	$1,727,020

		1,727,020

Total Affiliated Investment Companies (Cost $33,809,843)		42,015,277

UNAFFILIATED INVESTMENT COMPANIES–4.31%
Fixed Income Fund–0.97%
American Funds®–
Mortgage Bond Fund	39,423	427,736

		427,736

International Equity Fund–2.07%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	52,842	909,943

		909,943

Money Market Fund–1.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	560,355	560,356

		560,356

Total Unaffiliated Investment Companies (Cost $1,784,200)		1,898,035

TOTAL VALUE OF SECURITIES–99.76% (Cost $35,594,043)	43,913,312
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	105,870

NET ASSETS APPLICABLE TO 3,833,324 SHARES OUTSTANDING–100.00%	$44,019,182

*	Standard Class shares.

Class 1 shares.

«	Includes $176,927 cash collateral and $60,209 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	British Pound Currency	$(355,497)	$(359,325)	6/14/16	$(3,828)
(3)	E-mini MSCI Emerging Markets Index	(118,468)	(125,085)	6/20/16	(6,617)
(1)	E-mini Russell 2000 Index	(105,764)	(110,960)	6/20/16	(5,196)
(10)	E-mini S&P 500 Index	(989,668)	(1,025,750)	6/20/16	(36,082)
(2)	E-mini S&P MidCap 400 Index	(274,868)	(288,240)	6/20/16	(13,372)
(2)	Euro Currency	(275,911)	(285,300)	6/14/16	(9,389)
(7)	Euro STOXX 50 Index	(237,759)	(233,463)	6/20/16	4,296
(4)	FTSE 100 Index	(347,627)	(351,192)	6/20/16	(3,565)
(2)	Japanese Yen Currency	(222,636)	(222,600)	6/14/16	36
(2)	Nikkei 225 Index (OSE)	(293,108)	(297,836)	6/10/16	(4,728)

					$(78,445)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2010 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2010 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$35,594,043

Aggregate unrealized appreciation	$8,439,916
Aggregate unrealized depreciation	(120,647)

Net unrealized appreciation	$8,319,269

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$43,913,312

Futures Contracts	$(78,445)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Managed Risk Profile 2010 Fund–3

LVIP Managed Risk Profile 2010 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$3,002,594	$603,540	$245,224	$(957)	$3,426,342	$—	$—
LVIP Clarion Global Real Estate Fund	1,154,439	226,327	93,774	(1,268)	1,345,712	—	—
LVIP Delaware Bond Fund	3,778,133	754,425	354,181	(6,385)	4,278,954	—	—
LVIP Delaware Diversified Floating Rate Fund	1,132,655	226,327	79,075	(2,302)	1,279,560	—	—
LVIP Delaware Special Opportunities Fund	737,547	178,453	48,174	(10,031)	886,514	—	—
LVIP Global Income Fund	1,500,937	301,770	117,497	(5,444)	1,727,020	—	—
LVIP JPMorgan High Yield Fund	1,109,386	230,161	72,261	(11,228)	1,298,704	—	—
LVIP PIMCO Low Duration Bond Fund	1,512,182	301,770	113,270	(1,247)	1,706,274	—	—
LVIP SSgA Bond Index Fund	7,940,606	1,584,292	782,397	2,981	9,001,557	—	—
LVIP SSgA International Index Fund	5,196,085	1,351,980	337,219	(28,677)	6,085,304	—	—
LVIP SSgA Mid-Cap Index Fund	369,523	78,976	24,087	(1,657)	441,670	—	—
LVIP SSgA S&P 500 Index Fund	7,927,934	1,644,480	505,829	(11,841)	9,215,526	—	—
LVIP SSgA Small-Cap Index Fund	738,305	198,120	48,174	(568)	879,733	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	374,695	90,467	24,087	(948)	442,407	—	—

Total	$36,475,021	$7,771,088	$2,845,249	$(79,572)	$42,015,277	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.91%
Equity Funds–34.66%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	33,071	$1,390,781
LVIP Delaware Special Opportunities Fund	71,117	2,779,324
LVIP SSgA Mid-Cap Index Fund	137,965	1,384,889
LVIP SSgA S&P 500 Index Fund	2,547,908	37,153,601
LVIP SSgA Small-Cap Index Fund	56,927	1,379,291
LVIP SSgA Small-Mid Cap 200 Fund	112,614	1,373,553
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	131,832	2,774,533

		48,235,972

Fixed Income Funds–36.69%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	662,990	6,716,751
LVIP Delaware Bond Fund	578,490	8,052,583
LVIP Delaware Diversified Floating Rate Fund	136,194	1,337,693
LVIP JPMorgan High Yield Fund	396,373	4,072,336
LVIP PIMCO Low Duration Bond Fund	536,104	5,351,395
LVIP SSgA Bond Index Fund	2,222,177	25,543,930

		51,074,688

International Equity Funds–22.61%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	434,238	4,220,357

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA International Index Fund	3,363,671	$27,252,459

		31,472,816

International Fixed Income Fund–1.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	243,492	2,708,116

		2,708,116

Total Affiliated Investment Companies (Cost $100,554,771)		133,491,592

UNAFFILIATED INVESTMENT COMPANIES–3.52%
International Equity Fund–2.05%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	165,615	2,851,899

		2,851,899

Money Market Fund–1.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	2,051,893	2,051,893

		2,051,893

Total Unaffiliated Investment Companies (Cost $4,381,023)		4,903,792

TOTAL VALUE OF SECURITIES–99.43% (Cost $104,935,794)	138,395,384
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	791,953

NET ASSETS APPLICABLE TO 12,346,131 SHARES OUTSTANDING–100.00%	$139,187,337

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $1,092,707 cash collateral and $431,906 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	British Pound Currency	$(1,599,304)	$(1,616,962)	6/14/16	$(17,658)
(10)	E-mini MSCI Emerging Markets Index	(394,937)	(416,950)	6/20/16	(22,013)
(4)	E-mini Russell 2000 Index	(423,057)	(443,840)	6/20/16	(20,783)
(41)	E-mini S&P 500 Index	(4,057,739)	(4,205,575)	6/20/16	(147,836)
(5)	E-mini S&P MidCap 400 Index	(687,171)	(720,600)	6/20/16	(33,429)
(9)	Euro Currency	(1,241,599)	(1,283,850)	6/14/16	(42,251)
(66)	Euro STOXX 50 Index	(2,257,162)	(2,201,222)	6/20/16	55,940
(36)	FTSE 100 Index	(3,146,654)	(3,160,727)	6/20/16	(14,073)
(7)	Japanese Yen Currency	(779,226)	(779,100)	6/14/16	126
(10)	Nikkei 225 Index (OSE)	(1,465,540)	(1,489,182)	6/10/16	(23,642)

					$(265,619)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2020 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2020 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,935,794

Aggregate unrealized appreciation	$33,902,345
Aggregate unrealized depreciation	(442,755)

Net unrealized appreciation	$33,459,590

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$138,395,384

Futures Contracts	$(265,619)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Managed Risk Profile 2020 Fund–3

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,839,045	$38,229	$1,445,360	$(242,751)	$1,390,781	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	7,151,935	165,974	731,449	(1,594)	6,716,751	—	—
LVIP Clarion Global Real Estate Fund	4,398,201	99,584	447,616	22,779	4,220,357	—	—
LVIP Delaware Bond Fund	8,625,154	199,169	968,767	(18,686)	8,052,583	—	—
LVIP Delaware Diversified Floating Rate Fund	1,438,351	33,195	133,381	(3,044)	1,337,693	—	—
LVIP Delaware Special Opportunities Fund	2,809,299	161,761	229,195	(47,161)	2,779,324	—	—
LVIP Global Income Fund	2,857,751	66,390	279,832	(9,970)	2,708,116	—	—
LVIP JPMorgan High Yield Fund	4,225,642	99,584	348,538	(49,659)	4,072,336	—	—
LVIP PIMCO Low Duration Bond Fund	5,760,973	132,779	560,128	(5,845)	5,351,395	—	—
LVIP SSgA Bond Index Fund	27,370,895	630,700	3,220,700	31,589	25,543,930	—	—
LVIP SSgA International Index Fund	26,860,793	3,298,189	2,191,756	(177,780)	27,252,459	—	—
LVIP SSgA Mid-Cap Index Fund	1,407,549	47,178	114,598	(8,212)	1,384,889	—	—
LVIP SSgA S&P 500 Index Fund	38,830,107	1,042,295	3,094,137	917,225	37,153,601	—	—
LVIP SSgA Small-Cap Index Fund	1,398,366	120,086	114,598	34,541	1,379,291	—	—
LVIP SSgA Small-Mid Cap 200 Fund	1,398,576	38,154	114,598	(12,770)	1,373,553	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,854,678	161,385	229,195	(25,624)	2,774,533	—	—

Total	$140,227,315	$6,334,652	$14,223,848	$403,038	$133,491,592	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Managed Risk Profile 2020 Fund–4

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.62%
Equity Funds–37.02%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	37,674	$1,584,344
LVIP Delaware Special Opportunities Fund	81,534	3,186,444
LVIP MFS Value Fund	43,518	1,572,119
LVIP SSgA Mid-Cap Index Fund	158,163	1,587,644
LVIP SSgA S&P 500 Index Fund	2,921,217	42,597,189
LVIP SSgA Small-Cap Index Fund	130,834	3,169,976
LVIP SSgA Small-Mid Cap 200 Fund	129,080	1,574,385
†LVIP T. Rowe Price Growth Stock Fund	49,704	1,563,589
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	151,140	3,180,883

		60,016,573

Fixed Income Funds–28.51%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	608,090	6,160,559
LVIP Delaware Bond Fund	221,082	3,077,458
LVIP Delaware Diversified Floating Rate Fund	312,295	3,067,362
LVIP JPMorgan High Yield Fund	302,957	3,112,580
LVIP PIMCO Low Duration Bond Fund	307,327	3,067,735
LVIP SSgA Bond Index Fund	2,413,673	27,745,166

		46,230,860

International Equity Funds–25.22%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	497,823	4,838,344
LVIP MFS International Growth Fund	229,287	3,177,461
LVIP Mondrian International Value Fund	294,629	4,684,891
LVIP SSgA Emerging Markets 100 Fund	207,727	1,629,827
LVIP SSgA International Index Fund	3,279,016	26,566,588

		40,897,111

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.87%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	418,735	$4,657,176

		4,657,176

Total Affiliated Investment Companies (Cost $115,981,435)		151,801,720

UNAFFILIATED INVESTMENT COMPANIES–5.79%
Commodity Fund–0.98%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	247,284	1,587,562

		1,587,562

International Equity Fund–2.02%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	189,884	3,269,803

		3,269,803

Money Market Fund–2.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	4,524,645	4,524,645

		4,524,645

Total Unaffiliated Investment Companies (Cost $9,617,784)		9,382,010

TOTAL VALUE OF SECURITIES–99.41% (Cost $125,599,219)	161,183,730
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	957,408

NET ASSETS APPLICABLE TO 14,810,442 SHARES OUTSTANDING–100.00%	$162,141,138

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,189,857 cash collateral and $491,945 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(33)	British Pound Currency	$(2,932,848)	$(2,964,431)	6/14/16	$(31,583)
(19)	E-mini MSCI Emerging Markets Index	(750,280)	(792,205)	6/20/16	(41,925)
(8)	E-mini Russell 2000 Index	(846,114)	(887,680)	6/20/16	(41,566)
(71)	E-mini S&P 500 Index	(7,026,842)	(7,282,825)	6/20/16	(255,983)
(9)	E-mini S&P MidCap 400 Index	(1,237,563)	(1,297,080)	6/20/16	(59,517)
(16)	Euro Currency	(2,207,287)	(2,282,400)	6/14/16	(75,113)
(61)	Euro STOXX 50 Index	(2,075,966)	(2,034,463)	6/20/16	41,503
(32)	FTSE 100 Index	(2,786,015)	(2,809,535)	6/20/16	(23,520)
(10)	Japanese Yen Currency	(1,113,180)	(1,113,000)	6/14/16	180
(14)	Nikkei 225 Index (OSE)	(2,051,755)	(2,084,855)	6/10/16	(33,100)

					$(520,624)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2030 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2030 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$125,599,219

Aggregate unrealized appreciation	$37,406,954
Aggregate unrealized depreciation	(1,822,443)

Net unrealized appreciation	$35,584,511

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$161,183,730

Futures Contracts	$(520,624)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Managed Risk Profile 2030 Fund–3

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,525,996	$94,890	$42,651	$(3,982)	$1,584,344	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,150,270	231,728	339,815	(10,815)	6,160,559	—	—
LVIP Clarion Global Real Estate Fund	4,727,083	173,796	265,123	3,166	4,838,344	—	—
LVIP Delaware Bond Fund	3,090,265	115,864	202,434	(3,403)	3,077,458	—	—
LVIP Delaware Diversified Floating Rate Fund	3,092,129	115,864	139,857	(5,213)	3,067,362	—	—
LVIP Delaware Special Opportunities Fund	3,020,364	198,448	85,301	(18,644)	3,186,444	—	—
LVIP Global Income Fund	4,609,828	173,796	236,656	(11,210)	4,657,176	—	—
LVIP JPMorgan High Yield Fund	3,028,781	115,864	106,159	(15,161)	3,112,580	—	—
LVIP MFS International Growth Fund	3,036,306	188,977	85,301	(6,262)	3,177,461	—	—
LVIP MFS Value Fund	1,533,010	57,932	51,491	(1,753)	1,572,119	—	—
LVIP Mondrian International Value Fund	3,033,375	1,694,769	95,060	(7,941)	4,684,891	—	—
LVIP PIMCO Low Duration Bond Fund	3,096,168	115,864	154,605	(1,979)	3,067,735	—	—
LVIP SSgA Bond Index Fund	27,870,856	1,042,777	1,981,263	(2,288)	27,745,166	—	—
LVIP SSgA Emerging Markets 100 Fund	1,499,151	67,166	42,651	(13,275)	1,629,827	—	—
LVIP SSgA International Index Fund	25,851,008	2,115,139	725,061	(66,200)	26,566,588	—	—
LVIP SSgA Mid-Cap Index Fund	1,513,216	61,732	42,651	(3,563)	1,587,644	—	—
LVIP SSgA S&P 500 Index Fund	41,768,704	1,564,165	1,270,452	(48,244)	42,597,189	—	—
LVIP SSgA Small-Cap Index Fund	4,511,171	136,081	1,361,943	(273,144)	3,169,976	—	—
LVIP SSgA Small-Mid Cap 200 Fund	1,503,891	57,932	50,087	(9,650)	1,574,385	—	—
LVIP T. Rowe Price Growth Stock Fund	1,556,001	130,880	42,651	1,204	1,563,589	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,068,653	201,223	85,301	(7,520)	3,180,883	—	—

Total	$149,086,226	$8,654,887	$7,406,513	$(505,877)	$151,801,720	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Managed Risk Profile 2030 Fund–4

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.94%
Equity Funds–42.42%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	50,665	$2,130,646
LVIP Delaware Special Opportunities Fund	54,822	2,142,491
LVIP MFS Value Fund	58,518	2,114,032
LVIP SSgA Mid-Cap Index Fund	106,349	1,067,534
LVIP SSgA S&P 500 Index Fund	2,255,234	32,885,827
LVIP SSgA Small-Cap Index Fund	87,758	2,126,284
LVIP SSgA Small-Mid Cap 200 Fund	86,800	1,058,696
†LVIP T. Rowe Price Growth Stock Fund	33,416	1,051,214
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	101,623	2,138,762

		46,715,486

Fixed Income Funds–19.76%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	306,600	3,106,163
LVIP Delaware Bond Fund	148,624	2,068,841
LVIP Delaware Diversified Floating Rate Fund	104,973	1,031,042
LVIP JPMorgan High Yield Fund	203,688	2,092,695
LVIP PIMCO Low Duration Bond Fund	206,607	2,062,349
LVIP SSgA Bond Index Fund	991,596	11,398,392

		21,759,482

International Equity Funds–28.86%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	334,681	3,252,766
LVIP MFS International Growth Fund	308,327	4,272,791
LVIP Mondrian International Value Fund	330,461	5,254,659

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	279,394	$2,192,124
LVIP SSgA International Index Fund	2,074,808	16,810,096

		31,782,436

International Fixed Income Fund–1.90%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	187,678	2,087,352

		2,087,352

Total Affiliated Investment Companies (Cost $73,629,505)		102,344,756

UNAFFILIATED INVESTMENT COMPANIES–6.05%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	166,275	1,067,483

		1,067,483

International Equity Fund–2.00%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	127,688	2,198,792

		2,198,792

Money Market Fund–3.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	3,397,710	3,397,710

		3,397,710

Total Unaffiliated Investment Companies (Cost $6,822,909)		6,663,985

TOTAL VALUE OF SECURITIES–98.99% (Cost $80,452,414)	109,008,741
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	1,113,916

NET ASSETS APPLICABLE TO 10,656,400 SHARES OUTSTANDING–100.00%	$110,122,657

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,197,256 cash collateral and $429,551 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(32)	British Pound Currency	$(2,843,112)	$(2,874,600)	6/14/16	$(31,488)
(20)	E-mini MSCI Emerging Markets Index	(789,559)	(833,900)	6/20/16	(44,341)
(8)	E-mini Russell 2000 Index	(848,244)	(887,680)	6/20/16	(39,436)
(70)	E-mini S&P 500 Index	(6,927,907)	(7,180,250)	6/20/16	(252,343)
(9)	E-mini S&P MidCap 400 Index	(1,238,873)	(1,297,080)	6/20/16	(58,207)
(15)	Euro Currency	(2,069,332)	(2,139,750)	6/14/16	(70,418)
(61)	Euro STOXX 50 Index	(2,077,866)	(2,034,463)	6/20/16	43,403
(30)	FTSE 100 Index	(2,612,115)	(2,633,939)	6/20/16	(21,824)
(9)	Japanese Yen Currency	(1,001,862)	(1,001,700)	6/14/16	162
(11)	Nikkei 225 Index (OSE)	(1,612,093)	(1,638,100)	6/10/16	(26,007)

					$(500,499)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2040 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2040 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,452,414

Aggregate unrealized appreciation	$29,994,501
Aggregate unrealized depreciation	(1,438,174)

Net unrealized appreciation	$28,556,327

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$109,008,741

Futures Contracts	$(500,499)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Managed Risk Profile 2040 Fund–3

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,107,739	$100,041	$83,870	$(6,165)	$2,130,646	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	3,185,500	81,979	221,500	(12,932)	3,106,163	—	—
LVIP Clarion Global Real Estate Fund	3,264,404	81,979	228,410	6,276	3,252,766	—	—
LVIP Delaware Bond Fund	2,134,126	54,653	170,082	(3,021)	2,068,841	—	—
LVIP Delaware Diversified Floating Rate Fund	1,067,699	27,326	63,640	(1,589)	1,031,042	—	—
LVIP Delaware Special Opportunities Fund	2,085,884	106,264	83,870	(4,315)	2,142,491	—	—
LVIP Global Income Fund	2,122,355	54,653	139,235	(6,923)	2,087,352	—	—
LVIP JPMorgan High Yield Fund	2,091,722	54,653	103,564	(18,878)	2,092,695	—	—
LVIP MFS International Growth Fund	4,210,756	182,678	167,739	(1,708)	4,272,791	—	—
LVIP MFS Value Fund	2,117,410	54,653	101,199	5,889	2,114,032	—	—
LVIP Mondrian International Value Fund	4,190,014	1,187,316	170,312	(20,204)	5,254,659	—	—
LVIP PIMCO Low Duration Bond Fund	2,138,181	54,653	137,368	(1,593)	2,062,349	—	—
LVIP SSgA Bond Index Fund	11,762,325	300,591	1,002,205	3,821	11,398,392	—	—
LVIP SSgA Emerging Markets 100 Fund	2,070,666	63,347	83,870	(33,502)	2,192,124	—	—
LVIP SSgA International Index Fund	16,795,160	1,131,177	670,957	(57,987)	16,810,096	—	—
LVIP SSgA Mid-Cap Index Fund	1,045,057	27,479	41,935	(3,111)	1,067,534	—	—
LVIP SSgA S&P 500 Index Fund	34,160,892	858,660	2,511,156	575,265	32,885,827	—	—
LVIP SSgA Small-Cap Index Fund	2,076,848	165,669	83,870	(15,660)	2,126,284	—	—
LVIP SSgA Small-Mid Cap 200 Fund	1,038,598	27,326	49,300	(10,067)	1,058,696	—	—
LVIP T. Rowe Price Growth Stock Fund	1,074,576	74,236	41,935	6,870	1,051,214	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,119,234	107,550	83,870	(4,682)	2,138,762	—	—

Total	$102,859,146	$4,796,883	$6,239,887	$395,784	$102,344,756	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Managed Risk Profile 2040 Fund–4

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.40%
Equity Funds–47.20%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	7,068	$297,258
LVIP Delaware Special Opportunities Fund	15,293	597,655
LVIP MFS Value Fund	24,451	883,317
LVIP SSgA Mid-Cap Index Fund	29,671	297,833
LVIP SSgA S&P 500 Index Fund	710,190	10,355,997
LVIP SSgA Small-Cap Index Fund	36,855	892,970
LVIP SSgA Small-Mid Cap 200 Fund	24,218	295,385
†LVIP T. Rowe Price Growth Stock Fund	18,647	586,594
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	28,351	596,681

		14,803,690

Fixed Income Funds–8.32%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	57,036	577,836
LVIP Delaware Bond Fund	20,736	288,648
LVIP JPMorgan High Yield Fund	85,234	875,695
LVIP PIMCO Low Duration Bond Fund	28,825	287,730
LVIP SSgA Bond Index Fund	50,308	578,288

		2,608,197

International Equity Funds–34.88%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	124,484	1,209,861
LVIP MFS International Growth Fund	64,513	894,017

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP Mondrian International Value Fund	73,875	$1,174,687
LVIP SSgA Emerging Markets 100 Fund	116,882	917,055
LVIP SSgA International Index Fund	832,151	6,742,089

		10,937,709

Total Affiliated Investment Companies (Cost $24,157,249)		28,349,596

UNAFFILIATED INVESTMENT COMPANIES–7.87%
Commodity Fund–0.95%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	46,374	297,724

		297,724

International Equity Fund–2.93%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	53,417	919,838

		919,838

Money Market Fund–3.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,250,441	1,250,441

		1,250,441

Total Unaffiliated Investment Companies (Cost $2,578,583)		2,468,003

TOTAL VALUE OF SECURITIES–98.27% (Cost $26,735,832)	30,817,599
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.73%	543,663

NET ASSETS APPLICABLE TO 3,349,499 SHARES OUTSTANDING–100.00%	$31,361,262

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $554,794 cash collateral and $223,240 foreign currencies collateral held at broker for futures contracts as of March 31, 2016.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(38)	E-mini S&P 500 Index	$(3,764,662)	$(3,897,850)	6/20/16	$(133,188)
(23)	Euro Currency	(3,172,975)	(3,280,950)	6/14/16	(107,975)
(90)	Euro STOXX 50 Index	(3,072,007)	(3,001,667)	6/20/16	70,340

					$(170,823)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Managed Risk Profile 2050 Fund–2

LVIP Managed Risk Profile 2050 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2050 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The fund operates under a fund of funds structure and invest a significant portion of its assets in open-end investment companies advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,735,832

Aggregate unrealized appreciation	$4,374,025
Aggregate unrealized depreciation	(292,258)

Net unrealized appreciation	$4,081,767

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaultrates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g.,indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$30,817,599

Futures Contracts	$(170,823)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP Managed Risk Profile 2050 Fund–3

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$272,696	$29,617	$7,367	$(1,982)	$297,258	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	549,485	46,999	29,631	(1,703)	577,836	—	—
LVIP Clarion Global Real Estate Fund	1,125,867	93,998	63,097	(4,285)	1,209,861	—	—
LVIP Delaware Bond Fund	276,424	23,500	18,014	(311)	288,648	—	—
LVIP Delaware Special Opportunities Fund	539,808	60,639	14,734	(2,972)	597,655	—	—
LVIP JPMorgan High Yield Fund	812,566	70,499	28,755	(4,634)	875,695	—	—
LVIP MFS International Growth Fund	817,207	86,372	22,101	(2,412)	894,017	—	—
LVIP MFS Value Fund	547,835	330,578	15,863	(1,811)	883,317	—	—
LVIP Mondrian International Value Fund	1,084,313	108,598	29,469	(6,051)	1,174,687	—	—
LVIP PIMCO Low Duration Bond Fund	276,600	23,500	13,369	(193)	287,730	—	—
LVIP SSgA Bond Index Fund	553,294	46,999	38,501	(426)	578,288	—	—
LVIP SSgA Emerging Markets 100 Fund	804,279	72,804	22,101	(9,160)	917,055	—	—
LVIP SSgA International Index Fund	6,247,793	811,961	169,444	(29,104)	6,742,089	—	—
LVIP SSgA Mid-Cap Index Fund	270,434	23,566	7,367	(1,117)	297,833	—	—
LVIP SSgA S&P 500 Index Fund	9,389,774	1,058,505	251,611	(18,562)	10,355,997	—	—
LVIP SSgA Small-Cap Index Fund	1,343,764	99,730	518,424	(105,906)	892,970	—	—
LVIP SSgA Small-Mid Cap 200 Fund	268,761	23,500	9,444	(1,245)	295,385	—	—
LVIP T. Rowe Price Growth Stock Fund	556,013	72,777	14,734	(1,386)	586,594	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	548,327	61,418	14,734	(2,869)	596,681	—	—

Total	$26,285,240	$3,145,560	$1,288,760	$(196,129)	$28,349,596	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Managed Risk Profile 2050 Fund–4

LVIP MFS International Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.72%
Australia–1.32%
Brambles	1,345,959	$12,504,748
Oil Search	857,097	4,441,372

		16,946,120

Brazil–0.35%
Ambev ADR	874,232	4,528,522

		4,528,522

Canada–3.74%
Canadian National Railway	482,702	30,149,567
Loblaw	167,870	9,399,427
Suncor Energy	301,637	8,400,547

		47,949,541

☐China–2.74%
†Alibaba Group Holding ADR	170,060	13,439,842
†Baidu ADR	48,969	9,347,203
Guangzhou Automobile Group	3,697,600	3,846,627
Hengan International Group	455,500	3,951,755
Want Want China Holdings	6,135,000	4,547,461

		35,132,888

Denmark–2.31%
Carlsberg Class B	146,050	13,916,958
Chr Hansen Holding	11,273	756,755
Novo Nordisk Class B	276,511	14,998,352

		29,672,065

France–16.20%
Air Liquide	128,043	14,408,286
Danone	587,484	41,787,813
Dassault Systemes	182,561	14,485,443
Essilor International	109,322	13,503,349
Kering	64,664	11,559,601
Legrand	110,859	6,212,082
L’Oreal	124,918	22,380,603
LVMH Moet Hennessy Louis Vuitton	192,893	33,033,688
Pernod Ricard	272,420	30,378,698
Schneider Electric	317,192	20,046,206

		207,795,769

Germany–10.12%
Bayer	226,785	26,657,459
Brenntag	229,674	13,119,571
Fresenius Medical Care	199,080	17,633,339
GEA Group	104,164	5,096,713
Linde	133,051	19,386,608
†QIAGEN	209,461	4,666,808
SAP	352,837	28,546,168
Symrise	217,934	14,631,239

		129,737,905

■Hong Kong–3.15%
AIA Group	6,615,000	37,477,908

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Dairy Farm International Holdings	478,500	$2,890,140

		40,368,048

India–1.62%
HDFC Bank ADR	241,786	14,901,271
ITC Ltd	1,182,889	5,863,314

		20,764,585

Ireland–4.27%
Accenture Class A	330,054	38,088,232
Paddy Power	119,751	16,691,860

		54,780,092

Israel–1.78%
NICE-Systems ADR	352,485	22,837,503

		22,837,503

Italy–1.00%
Prysmian	567,025	12,846,285

		12,846,285

Japan–8.16%
AEON Financial Service	265,300	6,260,934
Japan Tobacco	369,700	15,406,220
Keyence	12,100	6,600,195
Nippon Paint Holdings	202,200	4,486,147
Obic	253,200	13,386,112
SoftBank Group	199,600	9,516,670
Sundrug	220,400	16,489,120
Terumo	423,400	15,179,875
TOTO	205,100	6,396,561
Unicharm	349,600	7,607,361
Yamato Holdings	168,100	3,356,175

		104,685,370

Mexico–0.54%
Grupo Financiero Banorte Class O	1,212,000	6,868,431

		6,868,431

Netherlands–1.28%
Akzo Nobel	241,551	16,464,167

		16,464,167

Peru–0.41%
Credicorp	39,836	5,218,914

		5,218,914

Republic of Korea–0.22%
NAVER	4,964	2,765,012

		2,765,012

Singapore–1.01%
DBS Group Holdings	1,138,300	12,988,874

		12,988,874

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–0.98%
Amadeus IT Holding	293,763	$12,598,746

		12,598,746

Sweden–1.92%
Atlas Copco Class A	229,703	5,780,596
Telefonaktiebolaget LM Ericsson Class B	1,884,928	18,876,562

		24,657,158

Switzerland–13.36%
†Julius Baer Group	174,783	7,507,189
Nestle	632,846	47,288,217
Novartis	428,803	31,082,699
Roche Holding	186,297	45,859,810
Sonova Holding	59,700	7,624,315
UBS Group	1,984,217	31,964,559

		171,326,789

Taiwan–2.22%
MediaTek	744,000	5,709,918
Taiwan Semiconductor Manufacturing ADR	869,255	22,774,481

		28,484,399

United Kingdom–18.34%
ARM Holdings	433,265	6,309,887
Burberry Group	670,834	13,151,575
Compass Group	1,672,066	29,490,479
Croda International	237,228	10,354,442
Diageo	789,137	21,324,884
Experian	507,438	9,073,657
HSBC Holdings	2,841,404	17,707,314
Intertek Group	291,193	13,245,216
Reckitt Benckiser Group	290,504	28,080,008
†Rolls-Royce Holdings	1,360,903	13,330,351
Shire	161,431	9,179,150
Smith & Nephew	649,529	10,709,532
Weir Group	551,885	8,782,505
Whitbread	297,722	16,933,088
WPP	1,174,382	27,442,709

		235,114,797

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–1.68%
†Mettler-Toledo International	62,348	$21,495,096

		21,495,096

Total Common Stock (Cost $1,187,101,306)		1,266,027,076

MONEY MARKET FUND–0.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	8,561,047	8,561,047

Total Money Market Fund (Cost $8,561,047)		8,561,047

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.39% (Cost $1,195,662,353)	$1,274,588,123
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	7,773,585

NET ASSETS APPLICABLE TO 92,529,374 SHARES OUTSTANDING–100.00%	$1,282,361,708

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	SEK	(659,452)	USD	81,333	4/4/16	$91
CSFB	GBP	(557,734)	USD	802,702	4/4/16	1,647
GSC	CAD	(895,690)	USD	688,933	4/5/16	(730)
HSBC	CHF	(542,867)	USD	566,253	4/4/16	1,568
HSBC	DKK	(1,173,463)	USD	179,307	4/4/16	94
JPMC	EUR	(1,008,760)	USD	1,148,594	4/4/16	582
JPMC	EUR	(36,457)	USD	41,512	4/5/16	21
MSC	DKK	(2,258,699)	USD	343,179	4/1/16	(1,748)
MSC	MXN	(389,479)	USD	22,530	4/5/16	0

						$1,525

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

CSFB–Credit Suisse First Boston

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase

MSC–Morgan Stanley Capital

MXN–Mexican Peso

SEK–Swedish Krona

USD–United States Dollar

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,195,662,353

Aggregate unrealized appreciation	$190,553,140
Aggregate unrealized depreciation	(111,627,370)

Net unrealized appreciation	$78,925,770

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$1,266,027,076	$—	$1,266,027,076
Money Market Fund	8,561,047	—	8,561,047

Total	$1,274,588,123	$—	$1,274,588,123

Foreign Currency Exchange Contracts	$—	$1,525	$1,525

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–5

LVIP MFS International Equity Managed Volatility Fund (formerly, LVIP MFS International Growth Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.79%
Equity Fund–9.33%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	493,899	$17,842,603

		17,842,603

International Equity Fund–84.46%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	9,109,854	126,244,359
MFS® Variable Insurance Trust II–
†XMFS Research International Portfolio	2,640,806	35,307,578

		161,551,937

Total Affiliated Investment Companies (Cost $175,720,870)		179,394,540

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.07%
Money Market Fund–5.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	9,699,248	$9,699,248

Total Unaffiliated Investment Company (Cost $9,699,248)		9,699,248

TOTAL VALUE OF SECURITIES–98.86% (Cost $185,420,118)	189,093,788
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.14%	2,179,003

NET ASSETS APPLICABLE TO 20,501,397 SHARES OUTSTANDING–100.00%	$191,272,791

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $4,250,031 cash collateral held at broker for futures contracts and $1,617,682 foreign currencies collateral due to broker for futures contracts as of March 31, 2016.

X	Initial Class.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(59)	British Pound Currency	$(5,269,261)	$(5,300,044)	6/14/16	$(30,783)
(35)	E-mini S&P 500 Index	(3,463,909)	(3,590,125)	6/20/16	(126,216)
(62)	Euro Currency	(8,704,227)	(8,844,300)	6/14/16	(140,073)
(260)	Euro STOXX 50 Index	(8,821,153)	(8,671,481)	6/20/16	149,672
(60)	FTSE 100 Index	(5,218,060)	(5,267,878)	6/20/16	(49,818)
(56)	Japanese Yen Currency	(6,207,085)	(6,232,800)	6/14/16	(25,715)
(42)	Nikkei 225 Index (OSE)	(6,159,552)	(6,254,565)	6/10/16	(95,013)

					$(317,946)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$185,420,118

Aggregate unrealized appreciation	$4,522,571
Aggregate unrealized depreciation	(848,901)

Net unrealized appreciation	$3,673,670

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$189,093,788

Futures Contracts	$(317,946)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net realized Gain(Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$168,851,121	$7,818,693	$48,257,708	$(8,333,863)	$126,244,359	$—	$—
LVIP MFS Value Fund	—	16,872,575	590,645	3,532	17,842,603	—	—
MFS VIT II Research International Portfolio	—	33,048,267	727,062	20,943	35,307,578	—	—

Total	$168,851,121	$57,739,535	$49,575,415	$(8,309,388)	$179,394,540	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS Value Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.89%
Aerospace & Defense–6.47%
Honeywell International	211,124	$23,656,444
Lockheed Martin	72,014	15,951,101
Northrop Grumman	53,330	10,554,007
United Technologies	217,404	21,762,140

		71,923,692

Air Freight & Logistics–1.44%
United Parcel Service Class B	152,199	16,052,429

		16,052,429

Auto Components–1.39%
Delphi Automotive	92,193	6,916,319
Johnson Controls	219,915	8,570,088

		15,486,407

Automobiles–0.49%
Harley-Davidson	106,613	5,472,445

		5,472,445

Banks–10.84%
BB&T	167,766	5,581,575
Citigroup	193,331	8,071,569
JPMorgan Chase	780,298	46,209,248
PNC Financial Services Group	100,959	8,538,103
US Bancorp	484,566	19,668,534
Wells Fargo	671,305	32,464,310

		120,533,339

Beverages–1.12%
Diageo	462,828	12,507,021

		12,507,021

Capital Markets–5.24%
Bank of New York Mellon	293,667	10,815,756
BlackRock	30,497	10,386,363
Franklin Resources	272,929	10,657,877
Goldman Sachs Group	119,233	18,717,196
State Street	132,299	7,742,137

		58,319,329

Chemicals–3.37%
E.I. duPont deNemours	140,125	8,872,715
Monsanto	44,458	3,900,745
PPG Industries	221,259	24,668,166

		37,441,626

Commercial Services & Supplies–1.25%
Tyco International	379,488	13,931,004

		13,931,004

Consumer Finance–0.86%
American Express	154,918	9,511,965

		9,511,965

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.49%
†Crown Holdings	108,835	$5,397,128

		5,397,128

Diversified Financial Services–1.22%
McGraw-Hill Financial	20,619	2,040,869
Nasdaq	173,281	11,502,393

		13,543,262

Diversified Telecommunication Services–1.71%
Verizon Communications	350,761	18,969,155

		18,969,155

Electric Utilities–1.06%
Duke Energy	113,928	9,191,711
Xcel Energy	62,816	2,626,965

		11,818,676

Electrical Equipment–1.01%
Eaton	179,340	11,219,510

		11,219,510

Energy Equipment & Services–1.63%
Baker Hughes	16,659	730,164
National Oilwell Varco	164,899	5,128,359
Schlumberger	165,940	12,238,075

		18,096,598

Food & Staples Retailing–1.82%
CVS Health	194,911	20,218,118

		20,218,118

Food Products–4.88%
Archer-Daniels-Midland	222,558	8,081,081
Danone	118,769	8,448,054
General Mills	278,155	17,621,119
JM Smucker	17,767	2,306,867
Nestle	237,716	17,762,877

		54,219,998

Health Care Equipment & Supplies–3.72%
Abbott Laboratories	277,601	11,612,050
Medtronic	312,459	23,434,425
St. Jude Medical	115,849	6,371,695

		41,418,170

Health Care Providers & Services–1.40%
Cigna	37,478	5,143,481
†Express Scripts Holding	102,832	7,063,530
McKesson	21,487	3,378,831

		15,585,842

Household Durables–0.33%
Newell Rubbermaid	82,750	3,664,997

		3,664,997

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.49%
Procter & Gamble	66,666	$5,487,278

		5,487,278

Industrial Conglomerates–3.55%
3M	138,510	23,079,921
Danaher	173,496	16,457,831

		39,537,752

Insurance–7.81%
Aon	166,710	17,412,859
Chubb	166,632	19,854,203
MetLife	387,764	17,038,350
Prudential Financial	118,182	8,535,104
Travelers	205,985	24,040,509

		86,881,025

IT Services–5.25%
Accenture Class A	273,835	31,600,559
Fidelity National Information Services	145,533	9,213,694
†Fiserv	50,038	5,132,898
International Business Machines	81,995	12,418,143

		58,365,294

Life Sciences Tools & Services–1.20%
Thermo Fisher Scientific	94,295	13,351,229

		13,351,229

Machinery–2.88%
Caterpillar	47,101	3,605,111
Cummins	24,550	2,699,027
Deere & Co.	36,707	2,826,072
Illinois Tool Works	91,631	9,386,680
Ingersoll-Rand	50,950	3,159,410
Pentair	87,526	4,749,161
Stanley Black & Decker	53,406	5,618,845

		32,044,306

Media–4.32%
Comcast Class A	226,691	13,846,286
Omnicom Group	211,613	17,612,550
Time	11,473	177,143
Time Warner	129,923	9,425,914
Viacom Class B	100,313	4,140,921
Walt Disney	28,229	2,803,422

		48,006,236

Multiline Retail–0.70%
Target	94,582	7,782,207

		7,782,207

Oil, Gas & Consumable Fuels–4.35%
California Resources	2,024	2,085
Chevron	127,246	12,139,268
EOG Resources	126,276	9,165,112

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	203,462	$17,007,389
Occidental Petroleum	147,123	10,067,627

		48,381,481

Pharmaceuticals–7.88%
†Allergan	12,005	3,217,700
†Endo International	67,646	1,904,235
Johnson & Johnson	352,551	38,146,018
Merck	296,295	15,676,968
Novartis	37,743	2,735,882
Pfizer	784,117	23,241,228
Roche Holding	10,827	2,665,229

		87,587,260

Professional Services–0.21%
Equifax	20,568	2,350,717

		2,350,717

Road & Rail–1.17%
Canadian National Railway	96,191	6,008,090
Union Pacific	88,457	7,036,754

		13,044,844

Semiconductors & Semiconductor Equipment–1.68%
Analog Devices	60,871	3,602,954
Texas Instruments	261,958	15,041,628

		18,644,582

Software–0.80%
Oracle	217,536	8,899,398

		8,899,398

Specialty Retail–0.48%
Advance Auto Parts	21,414	3,433,521
†Bed Bath & Beyond	39,037	1,937,797

		5,371,318

Tobacco–4.14%
Altria Group	112,920	7,075,567
Philip Morris International	397,642	39,012,657

		46,088,224

Wireless Telecommunication Services–0.24%
Vodafone Group	823,667	2,616,778

		2,616,778

Total Common Stock (Cost $757,035,792)		1,099,770,640

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	10,486,963	$10,486,963

Total Money Market Fund (Cost $10,486,963)		10,486,963

TOTAL VALUE OF SECURITIES–99.83% (Cost $767,522,755)	$1,110,257,603
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	1,853,167

NET ASSETS APPLICABLE TO 30,804,074 SHARES OUTSTANDING–100.00%	$1,112,110,770

†	Non-income producing for the period.

IT–Information Technology

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$767,522,755

Aggregate unrealized appreciation	$359,494,031
Aggregate unrealized depreciation	(16,759,183)

Net unrealized appreciation	$342,734,848

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$1,099,770,640
Money Market Fund	10,486,963

Total	$1,110,257,603

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–5

LVIP Mondrian International Value Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.33%
Australia–1.16%
QBE Insurance Group	1,610,868	$13,471,787

		13,471,787

Denmark–0.92%
ISS	267,092	10,722,835

		10,722,835

France–5.93%
Cie de Saint-Gobain	601,135	26,492,541
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	393,247	31,708,132
Societe Generale	284,603	10,518,640

		68,719,313

Germany–9.84%
Allianz	127,194	20,689,733
Daimler	259,189	19,869,513
Deutsche Telekom	1,600,485	28,729,302
RWE	1,358,362	17,582,111
SAP	336,048	27,187,859

		114,058,518

■Hong Kong–1.55%
China Mobile	1,608,000	17,919,986

		17,919,986

Italy–2.39%
Eni	1,831,440	27,717,141

		27,717,141

Japan–17.42%
Canon	1,057,200	31,515,447
Honda Motor	1,225,300	33,597,901
Hoya	289,200	11,000,624
Kao	82,400	4,395,106
Kirin Holdings	2,098,500	29,423,191
Mitsubishi Electric	870,000	9,117,820
NTT DOCOMO	463,900	10,521,167
Shin-Etsu Chemical	49,700	2,571,885
Takeda Pharmaceutical	747,000	34,089,404
Tokio Marine Holdings	707,400	23,884,846
Tokyo Electron	181,900	11,856,754

		201,974,145

Netherlands–6.24%
Koninklijke Ahold	1,332,871	29,984,643
Royal Dutch Shell Class B	1,732,902	42,310,959

		72,295,602

Singapore–6.23%
Jardine Matheson Holdings	198,100	11,307,548
Sembcorp Industries	4,235,800	9,490,756
Singapore Telecommunications	7,953,600	22,541,642

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
United Overseas Bank	2,062,986	$28,881,957

		72,221,903

Spain–5.62%
Banco Santander	1,475,736	6,505,376
Iberdrola	4,694,013	31,305,461
Telefonica	2,443,061	27,388,157

		65,198,994

Sweden–4.30%
Telefonaktiebolaget LM Ericsson Class B	1,741,175	17,436,951
TeliaSonera	6,250,873	32,469,968

		49,906,919

Switzerland–13.74%
†ABB	1,932,567	37,664,506
Nestle	439,309	32,826,532
Novartis	291,934	21,161,458
Syngenta	96,053	39,957,569
†Zurich Insurance Group	118,953	27,624,362

		159,234,427

Taiwan–1.26%
Taiwan Semiconductor Manufacturing ADR	555,716	14,559,759

		14,559,759

United Kingdom–22.73%
Amec Foster Wheeler	1,737,612	11,230,404
BP	5,075,563	25,525,155
G4S	6,910,233	18,916,711
GlaxoSmithKline	1,836,870	37,251,448
Kingfisher	3,944,600	21,341,681
Lloyds Banking Group	28,766,322	28,102,892
National Grid	2,356,237	33,408,283
Pearson	1,251,932	15,733,264
Royal Dutch Shell Class A	16,030	389,253
†Tesco	11,724,815	32,298,670
Unilever	706,180	31,974,264
Vodafone Group	2,300,297	7,308,009

		263,480,034

Total Common Stock (Cost $1,148,348,439)		1,151,481,363

MONEY MARKET FUND–0.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,296,497	1,296,497

Total Money Market Fund (Cost $1,296,497)		1,296,497

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.44% (Cost $1,149,644,936)	$1,152,777,860
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	6,482,192

NET ASSETS APPLICABLE TO 72,917,772 SHARES OUTSTANDING–100.00%	$1,159,260,052

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	GBP	638,588	USD	(919,300)	4/1/16	$(2,124)
BNYM	JPY	3,707,825	USD	(32,672)	4/1/16	274
BNYM	JPY	8,005,549	USD	(71,125)	4/4/16	18
DB	SGD	218,478	USD	(159,802)	4/1/16	2,291
JPMC	AUD	206,991	USD	(159,155)	4/4/16	(515)

						$(56)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BCLY–Barclay

BNYM–Bank of New York Mellon

DB–Deutsche Bank

GBP–British Pound Sterling

JPY–Japanese Yen

JPMC–JPMorgan Chase Bank

SGD–Singapore Dollar

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,149,644,936

Aggregate unrealized appreciation	$176,891,996
Aggregate unrealized depreciation	(173,759,073)

Net unrealized appreciation	$3,132,923

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$13,471,787	$—	$13,471,787
Denmark	10,722,835	—	10,722,835
France	68,719,313	—	68,719,313
Germany	114,058,518	—	114,058,518
Hong Kong	17,919,986	—	17,919,986
Italy	27,717,141	—	27,717,141
Japan	201,974,145	—	201,974,145
Netherlands	72,295,602	—	72,295,602
Singapore	72,221,903	—	72,221,903
Spain	65,198,994	—	65,198,994
Sweden	49,906,919	—	49,906,919
Switzerland	159,234,427	—	159,234,427
Taiwan	14,559,759	—	14,559,759
United Kingdom	263,480,034	—	263,480,034
Money Market Fund	1,296,497	—	1,296,497

Total	$1,152,777,860	$—	$1,152,777,860

Foreign Currency Exchange Contracts	$—	$(56)	$(56)

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–4

LVIP Money Market Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–37.78%
≠Federal Farm Credit 0.29% 4/27/16	25,000,000	$24,994,764
Federal Home Loan Bank
≠0.21% 4/21/16	50,000,000	49,994,167
≠0.25% 5/25/16	15,000,000	14,994,375
≠0.30% 5/4/16	9,400,000	9,397,415
≠0.30% 5/12/16	25,000,000	24,991,458
≠0.31% 5/18/16	3,735,000	3,733,513
≠0.31% 5/26/16	20,000,000	19,990,681
≠0.31% 5/31/16	30,000,000	29,984,750
≠0.33% 4/12/16	4,100,000	4,099,587
≠0.33% 5/11/16	16,000,000	15,994,133
≠0.34% 5/19/16	35,000,000	34,984,133
≠0.35% 5/6/16	11,520,000	11,516,080
≠0.35% 5/13/16	25,600,000	25,589,547

Total Agency Obligations (Cost $270,264,603)		270,264,603

CERTIFICATES OF DEPOSIT–3.49%
•Bank of Montreal Chicago 0.70% 6/7/16	10,000,000	10,000,000
•Royal Bank of Canada 0.87% 10/14/16	15,000,000	15,000,000

Total Certificates of deposit (Cost $25,000,000)		25,000,000

COMMERCIAL PAPER–17.05%
Air Freight & Logistics–4.89%
United Parcel Service 0.03% 4/1/16	35,000,000	35,000,000

		35,000,000

Banks–4.89%
BNP Paribas New York Branch
0.24% 4/1/16	15,000,000	15,000,000
0.25% 4/1/16	20,000,000	20,000,000

		35,000,000

Beverages–2.10%
≠Coca-Cola 0.53% 6/8/16	15,000,000	14,984,983

		14,984,983

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Diversified Financial Services–2.79%
≠JPMorgan Securities 0.62% 7/22/16	20,000,000	$19,961,422

		19,961,422

Machinery–2.38%
John Deere Canada 0.32% 4/1/16	17,000,000	17,000,000

		17,000,000

Total Commercial Paper (Cost $121,946,405)		121,946,405

CORPORATE BONDS–2.95%
Banks–1.97%
JPMorgan Chase 3.15% 7/5/16	4,000,000	4,025,104
Wells Fargo 3.676% 6/15/16	10,000,000	10,060,302

		14,085,406

Consumer Finance–0.56%
Toyota Motor Credit 0.80% 5/17/16	4,000,000	4,001,717

		4,001,717

Industrial Conglomerates–0.42%
General Electric 2.95% 5/9/16	3,000,000	3,007,901

		3,007,901

Total Corporate Bonds (Cost $21,095,024)		21,095,024

U.S. TREASURY OBLIGATIONS–20.07%
U.S. Treasury Bills
≠0.23% 4/21/16	50,000,000	49,993,611
≠0.235% 5/26/16	25,000,000	24,990,184
≠0.257% 5/26/16	25,000,000	24,991,024
≠0.27% 4/14/16	23,650,000	23,647,737
≠0.29% 5/26/16	20,000,000	19,991,139

Total U.S. Treasury Obligations (Cost $143,613,695)		143,613,695

TOTAL VALUE OF SECURITIES–81.34% (Cost $581,919,727)Δ	581,919,727
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–18.66%	133,479,462

NET ASSETS APPLICABLE TO 71,540,276 SHARES OUTSTANDING–100.00%	$715,399,189

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP Money Market Fund–1

LVIP Money Market Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 2
Agency Obligations	$270,264,603
Certificates of Deposit	25,000,000
Commercial Paper	121,946,405
Corporate Bonds	21,095,024
U.S. Treasury Obligations	143,613,695

Total	$581,919,727

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective April 1, 2016, the Fund will have a new sub-adviser. BlackRock Advisors, LLC will replace Delaware Investments Fund Advisors as the Fund’s sub-adviser.

Effective April 14, 2016, the Fund will have a new investment objective, investment strategies, and risks.

Effective May 1, 2016, the Fund will have a new name: The name of the Fund will be LVIP Government Money Market Fund.

LVIP Money Market Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–40.29%
Equity Funds–20.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	356,051	$5,191,932
LVIP SSgA Small-Cap Index Fund	100,234	2,428,572

		7,620,504

International Equity Funds–19.62%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	150,918	2,091,418
LVIP SSgA International Index Fund	634,413	5,140,011

		7,231,429

Total Affiliated Investment Companies (Cost $15,531,149)		14,851,933

UNAFFILIATED INVESTMENT COMPANIES–58.85%
Equity Funds–40.35%
XAmerican Century VP Mid Cap Value Fund	114,958	2,097,988
**BlackRock Equity Dividend Fund	32,546	687,050
#ClearBridge®– Variable Appreciation Portfolio	48,859	1,726,669
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	79,766	2,420,100
XFidelity®–VIP Contrafund® Portfolio	79,119	2,417,889
✢Franklin Templeton Variable Insurance Products Trust–
Templeton Growth Securities	155,499	2,074,358

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
✢Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	87,810	$1,719,310
#Invesco V.I. Comstock Fund	19,960	343,907
#Invesco V.I. Core Equity Fund	39,936	1,387,775

		14,875,046

International Equity Funds–13.28%
**DFA International Core Equity Portfolio	277,048	3,114,015
iShares Core MSCI Emerging Markets ETF	42,851	1,783,459

		4,897,474

Money Market Fund–5.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	1,925,243	1,925,243

		1,925,243

Total Unaffiliated Investment Companies (Cost $23,407,513)		21,697,763

TOTAL VALUE OF SECURITIES–99.14% (Cost $38,938,662)	36,549,696
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	317,188

NET ASSETS APPLICABLE TO 4,109,323 SHARES OUTSTANDING–100.00%	$36,866,884

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

✢	Class 1 shares.

«	Includes $867,881 cash collateral held at broker for future contracts and $361,672 foreign currencies collateral due to broker for futures contracts.

X	Initial Class.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	British Pound Currency	$(535,857)	$(538,987)	6/14/16	$(3,130)
(7)	E-mini MSCI Emerging Markets Index	(276,414)	(291,865)	6/20/16	(15,451)
(4)	E-mini Russell 2000 Index	(423,011)	(443,840)	6/20/16	(20,829)
(22)	E-mini S&P 500 Index	(2,177,314)	(2,256,650)	6/20/16	(79,336)
(2)	E-mini S&P MidCap 400 Index	(274,878)	(288,240)	6/20/16	(13,362)
(6)	Euro Currency	(842,345)	(855,900)	6/14/16	(13,555)
(24)	Euro STOXX 50 Index	(814,260)	(800,444)	6/20/16	13,816
(6)	FTSE 100 Index	(521,806)	(526,788)	6/20/16	(4,982)
(5)	Japanese Yen Currency	(554,204)	(556,500)	6/14/16	(2,296)
(4)	Nikkei 225 Index (OSE)	(586,624)	(595,673)	6/10/16	(9,049)

					$(148,174)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies and exchange-traded Funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (“NAV”) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Future contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$38,938,662

Aggregate unrealized appreciation	$242,705
Aggregate unrealized depreciation	(2,631,671)

Net unrealized depreciation	$(2,388,966)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$36,549,696

Futures Contracts	$(148,174)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940 are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$1,958,538	$124,752	$18,919	$(3,286)	$2,091,418	$—	$—
LVIP SSgA International Index Fund	4,556,810	736,472	44,341	(11,907)	5,140,011	—	—
LVIP SSgA S&P 500 Index Fund	4,970,070	305,660	156,586	(11,420)	5,191,932	—	—
LVIP SSgA Small-Cap Index Fund	2,254,824	223,751	22,073	(6,410)	2,428,572	—	—

Total	$13,740,242	$1,390,635	$241,919	$(33,023)	$14,851,933	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATION–0.93%
Fannie Mae 1.375% 4/27/18	10,000,000	$10,006,220

Total Agency Obligation (Cost $10,001,959)		10,006,220

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.42%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 1.836% 12/15/31	2,000,000	1,993,164
#•Series 2014-ICTS XCP 144A 0.83% 6/15/16	151,650,000	247,189
#•Series 2015-ASHF A 144A 1.656% 1/15/28	850,000	845,444
•Banc of America Commercial Mortgage Trust Series 2006-4 A1A 5.617% 7/10/46	631,395	634,517
#•BBCMS Trust Series 2015-RRI A 144A 1.586% 5/15/32	6,700,000	6,626,872
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.762% 5/15/46	2,548,664	2,634,205
#•COMM Mortgage Trust Series 2014-KYO A 144A 1.338% 6/11/27	3,200,000	3,164,772
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36	500,000	536,254
#Hilton USA Trust Series 2013-HLT AFX 144A 2.662% 11/5/30	7,000,000	7,009,210
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	436,782	447,762
•Series 2006-CIB15 A1A 5.811% 6/12/43	2,578,584	2,582,828
•LB-UBS Commercial Mortgage Trust Series 2006-C4 A4 5.856% 6/15/38	820,637	820,508
Morgan Stanley Capital I Trust Series 2007-IQ16 A4 5.809% 12/12/49	3,371,416	3,513,153
#Selkirk Series 3 A 144A 1.86% 12/20/41	1,267,123	1,271,748
Wachovia Bank Commercial Mortgage Trust
#•Series 2006-C28 A4FL 144A 0.591% 10/15/48	7,551,330	7,495,051
#•Series 2007-C32 A4FL 144A 0.616% 6/15/49	6,600,000	6,468,690
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	522,778	520,465

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	609,119	$606,063

Total Commercial Mortgage-Backed Securities (Cost $49,721,169)		47,417,895

CORPORATE BONDS–76.68%
Aerospace & Defense–0.14%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,550,625

		1,550,625

Air Freight & Logistics–0.36%
#Aviation Capital Group 144A 2.875% 9/17/18	3,800,000	3,820,254

		3,820,254

Airlines–0.58%
¿Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	355,767	379,781
¿UAL 2009-1 Pass Through Trust 10.40% 11/1/16	2,100,064	2,184,171
¿UAL 2009-2A Pass Through Trust 9.75% 1/15/17	3,231,869	3,398,084
#Virgin Australia 2013-1A Trust 144A 5.00% 10/23/23	281,135	286,758

		6,248,794

Auto Components–0.34%
Delphi Automotive 3.15% 11/19/20	3,600,000	3,679,304

		3,679,304

Automobiles–9.24%
Daimler Finance North America
#•144A 0.985% 3/10/17	1,155,000	1,150,068
#144A 1.375% 8/1/17	3,000,000	3,008,811
#144A 1.65% 3/2/18	1,000,000	1,001,480
#144A 1.65% 5/18/18	2,600,000	2,599,397
#144A 2.00% 8/3/18	10,025,000	10,113,380
#144A 2.70% 8/3/20	1,500,000	1,523,870
Ford Motor Credit
•1.462% 3/12/19	10,200,000	9,953,629
•2.20% 1/8/19	7,700,000	7,692,392
2.943% 1/8/19	3,400,000	3,454,733
General Motors 3.50% 10/2/18	5,200,000	5,326,079
General Motors Financial
•1.977% 4/10/18	2,500,000	2,477,963
•2.182% 1/15/20	800,000	772,034
2.625% 7/10/17	600,000	603,839
3.00% 9/25/17	4,500,000	4,543,173
3.25% 5/15/18	2,500,000	2,542,900

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
#Hyundai Capital America 144A 1.45% 2/6/17		3,000,000	$2,997,159
Hyundai Capital Services
•1.439% 3/18/17		3,000,000	3,000,306
#•144A 1.439% 3/18/17		1,135,000	1,135,116
Kia Motors 3.625% 6/14/16		1,590,000	1,595,975
Nissan Motor Acceptance
#•144A 1.33% 9/26/16		4,800,000	4,805,304
#144A 1.95% 9/12/17		3,180,000	3,192,660
#144A 2.00% 3/8/19		10,900,000	10,990,906
RCI Banque
4.60% 4/12/16		760,000	760,655
#144A 4.60% 4/12/16		3,943,000	3,946,399
Volkswagen Group of America Finance
#•144A 0.838% 5/23/16		1,800,000	1,795,865
#•144A 0.988% 5/23/17		3,100,000	3,064,192
#•Volkswagen International Finance 144A 1.058% 11/18/16		5,000,000	4,976,135

			99,024,420

Banks–14.24%
Abbey National Treasury Services
2.35% 9/10/19		2,100,000	2,108,891
2.50% 3/14/19		4,000,000	4,039,832
#Banco Bradesco 144A 4.50% 1/12/17		8,900,000	9,044,625
#Banco Continental via Continental Senior Trustees II 144A 5.75% 1/18/17		2,000,000	2,057,700
#Banco Nacional de Desenvolvimento Economico e Social 144A 3.375% 9/26/16		700,000	699,790
Bank of America
•1.239% 8/25/17		1,000,000	996,318
5.30% 3/15/17		4,300,000	4,451,016
#Bank of Tokyo-Mitsubishi UFJ 144A 2.35% 2/23/17		1,000,000	1,008,593
BPCE
•1.272% 6/17/17		3,250,000	3,245,651
•1.385% 3/6/17	GBP	3,000,000	4,318,078
CIT Group
4.25% 8/15/17		5,200,000	5,304,572
5.25% 3/15/18		500,000	518,500
•Citigroup 1.929% 10/26/20		6,400,000	6,387,098
•Cooperatieve Rabobank 8.375% 7/29/49		6,000,000	6,094,050
Credit Agricole
#•144A 1.177% 6/12/17		3,500,000	3,493,525
#•144A 1.605% 6/10/20		1,100,000	1,089,165

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group Funding Guernsey 3.80% 9/15/22		6,500,000	$6,478,459
DBS Bank
•1.232% 7/15/21		6,700,000	6,681,977
•3.625% 9/21/22		3,030,000	3,105,783
@Depfa ACS Bank 5.75% 3/28/17		1,100,000	1,143,894
Eksportfinans
2.375% 5/25/16		7,400,000	7,408,288
5.50% 6/26/17		2,000,000	2,084,820
•HBOS 1.336% 9/6/17		4,000,000	3,972,092
•HSBC USA 1.228% 11/13/19		4,500,000	4,396,910
Intesa Sanpaolo 2.375% 1/13/17		1,800,000	1,808,152
JPMorgan Chase
•1.574% 1/23/20		8,000,000	8,005,888
•7.90% 4/29/49		700,000	700,875
KEB Hana Bank
•1.746% 11/9/16		750,000	752,762
3.50% 10/25/17		3,300,000	3,401,802
Macquarie Bank
#•144A 1.738% 7/29/20		4,000,000	3,953,372
#144A 4.875% 6/10/25		1,300,000	1,306,505
#144A 5.00% 2/22/17		50,000	51,588
Mizuho Bank
#•144A 1.27% 3/26/18		3,800,000	3,782,326
#144A 2.45% 4/16/19		3,200,000	3,233,162
•MUFG Capital Finance 2 4.85% 7/29/49	EUR	300,000	345,210
•MUFG Capital Finance 4 5.271% 1/29/49	EUR	1,000,000	1,164,982
•MUFG Capital Finance 5 6.299% 1/29/49	GBP	700,000	1,030,007
•Royal Bank of Scotland Group 9.50% 3/16/22		1,363,000	1,444,296
•Santander Bank 1.551% 1/12/18		5,000,000	4,956,130
Shinhan Bank
•1.28% 4/8/17		2,000,000	1,997,660
#•144A 1.28% 4/8/17		1,000,000	998,830
#Standard Chartered 144A 2.40% 9/8/19		6,000,000	5,979,786
Standard Chartered Bank Hong Kong 5.875% 6/24/20		100,000	110,784
Sumitomo Mitsui Financial Group 2.934% 3/9/21		4,300,000	4,385,475
•U.S. Bank 1.101% 10/28/19		5,000,000	4,948,525
•United Overseas Bank 2.875% 10/17/22		1,200,000	1,218,720
•Wells Fargo 1.032% 9/14/18		7,000,000	6,951,469

			152,657,933

Beverages–0.89%
Anheuser-Busch InBev Finance
2.65% 2/1/21		4,400,000	4,524,397

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
3.30% 2/1/23	4,500,000	$4,682,493
#SABMiller Holdings 144A 2.45% 1/15/17	350,000	353,250

		9,560,140

Biotechnology–0.54%
Gilead Sciences 2.55% 9/1/20	5,600,000	5,770,565

		5,770,565

Building Products–0.40%
Masco 6.125% 10/3/16	4,150,000	4,255,825

		4,255,825

Capital Markets–5.58%
Bear Stearns 7.25% 2/1/18	3,700,000	4,064,757
Goldman Sachs Group
•1.779% 4/23/20	15,000,000	14,915,715
•1.834% 9/15/20	2,000,000	1,987,450
•2.236% 11/29/23	5,000,000	4,990,300
Industrial Bank of Korea 2.375% 7/17/17	2,250,000	2,276,174
Korea Development Bank
•1.246% 1/22/17	4,000,000	4,000,532
2.25% 8/7/17	2,200,000	2,226,077
3.875% 5/4/17	2,000,000	2,054,706
4.00% 9/9/16	1,285,000	1,302,828
Macquarie Group
3.00% 12/3/18	6,000,000	6,084,582
7.625% 8/13/19	6,000,000	6,861,348
#144A 7.625% 8/13/19	1,000,000	1,143,558
Morgan Stanley
5.50% 1/26/20	2,700,000	3,011,656
6.625% 4/1/18	400,000	437,220
UBS
•1.258% 8/14/19	500,000	496,016
•1.485% 6/1/20	4,000,000	3,989,460

		59,842,379

Chemicals–0.10%
LyondellBasell Industries 5.00% 4/15/19	1,000,000	1,069,047

		1,069,047

Commercial Services & Supplies–0.23%
#AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,450,080

		2,450,080

Communications Equipment–0.84%
QUALCOMM 3.00% 5/20/22	8,600,000	8,974,453

		8,974,453

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.22%
#@Heathrow Funding 144A 4.875% 7/15/21	300,000	$325,665
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,003,871
#SBA Tower Trust 144A 3.598% 4/15/18	1,000,000	1,000,167

		2,329,703

Consumer Finance–4.93%
AerCap Ireland Capital 2.75% 5/15/17	4,400,000	4,389,000
Ally Financial
2.75% 1/30/17	200,000	199,500
3.50% 7/18/16	2,100,000	2,106,300
5.50% 2/15/17	7,400,000	7,554,068
•American Express 6.80% 9/1/66	1,000,000	1,005,000
American Express Credit 1.55% 9/22/17	3,000,000	3,010,215
•BMW U.S. Capital 0.973% 6/2/17	200,000	199,425
BOC Aviation 2.875% 10/10/17	1,300,000	1,314,481
General Motors Financial 4.75% 8/15/17	2,770,000	2,860,421
•HSBC Finance 1.065% 6/1/16	8,000,000	7,998,008
International Lease Finance
5.75% 5/15/16	4,400,000	4,412,250
8.75% 3/15/17	1,800,000	1,900,620
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,057,401
#144A 2.875% 1/22/19	5,770,000	5,753,077
#@144A 3.00% 10/23/17	6,000,000	6,051,210

		52,810,976

Diversified Consumer Services–0.62%
Hutchison Whampoa International 11
3.50% 1/13/17	1,000,000	1,015,825
#144A 3.50% 1/13/17	1,000,000	1,015,825
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,005,901
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,602,873

		6,640,424

Diversified Financial Services–3.66%
Bank of America 6.875% 4/25/18	6,133,000	6,737,432
#@Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,040,014
#Denali International 144A 5.625% 10/15/20	2,075,000	2,194,053

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
McGraw Hill Financial 3.30% 8/14/20		2,400,000	$2,485,298
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19		4,000,000	4,053,856
#144A 2.65% 10/19/20		5,200,000	5,290,901
Synchrony Financial
•1.849% 2/3/20		4,200,000	4,062,093
1.875% 8/15/17		2,000,000	1,994,480
UBS Group Funding Jersey
#•144A 2.068% 9/24/20		1,500,000	1,493,583
#144A 2.95% 9/24/20		4,900,000	4,921,354
#@144A 3.00% 4/15/21		5,000,000	5,015,000

			39,288,064

Diversified Telecommunication Services–5.45%
AT&T
•1.049% 3/30/17		3,100,000	3,099,098
•1.305% 3/11/19		750,000	744,557
•1.546% 11/27/18		3,647,000	3,627,372
•1.559% 6/30/20		3,000,000	2,971,215
3.00% 6/30/22		2,400,000	2,438,261
KT
#144A 1.75% 4/22/17		1,000,000	1,000,990
3.875% 1/20/17		6,000,000	6,106,956
#Ooredoo International Finance 144A 3.375% 10/14/16		3,000,000	3,034,722
Orange 5.00% 5/12/16	GBP	1,700,000	2,451,645
Telecom Italia Capital 6.999% 6/4/18		1,900,000	2,075,750
Telefonica Emisiones
•1.275% 6/23/17		1,475,000	1,468,969
6.221% 7/3/17		2,070,000	2,186,026
6.421% 6/20/16		7,000,000	7,075,432
Verizon Communications
•1.412% 6/17/19		12,204,000	12,180,690
•2.382% 9/14/18		7,750,000	7,942,479

			58,404,162

Electric Utilities–2.13%
•Cheung Kong Infrastructure Finance BVI 1.323% 6/20/17		3,500,000	3,488,692
Dominion Gas Holdings 2.50% 12/15/19		1,200,000	1,219,183
#Enel Finance International 144A 6.25% 9/15/17		828,000	883,784
FirstEnergy 2.75% 3/15/18		3,200,000	3,231,942
#Iberdrola Finance Ireland 144A 5.00% 9/11/19		1,600,000	1,753,506
#Kentucky Power 144A 6.00% 9/15/17		3,700,000	3,903,293
#Korea East-West Power 144A 2.50% 7/16/17		1,000,000	1,011,559

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Korea Hydro & Nuclear Power
#•144A 1.398% 5/22/17	1,000,000	$999,316
#144A 2.875% 10/2/18	1,750,000	1,792,373
Korea Western Power
3.125% 5/10/17	2,800,000	2,848,530
#144A 3.125% 5/10/17	200,000	203,466
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,474,271

		22,809,915

Food & Staples Retailing–0.68%
CVS Health
2.80% 7/20/20	2,000,000	2,077,766
3.50% 7/20/22	1,000,000	1,073,392
Walgreens Boots Alliance
•1.068% 5/18/16	600,000	600,102
1.75% 11/17/17	3,000,000	3,007,854
#Wesfarmers 144A 1.874% 3/20/18	500,000	500,353

		7,259,467

Food Products–0.50%
#Kraft Heinz Foods 144A 2.00% 7/2/18	4,300,000	4,342,162
Tyson Foods 2.65% 8/15/19	1,000,000	1,026,372

		5,368,534

Gas Utilities–0.11%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,214,120

		1,214,120

Health Care Equipment & Supplies–1.53%
Becton Dickinson 2.675% 12/15/19	1,000,000	1,025,396
Boston Scientific
2.65% 10/1/18	3,500,000	3,564,159
3.375% 5/15/22	5,800,000	5,928,864
Medtronic 2.50% 3/15/20	3,200,000	3,313,264
Zimmer Biomet Holdings
1.45% 4/1/17	1,000,000	999,910
2.00% 4/1/18	1,600,000	1,604,581

		16,436,174

Health Care Providers & Services–0.41%
Anthem 1.875% 1/15/18	200,000	200,721
Cardinal Health 1.95% 6/15/18	1,800,000	1,809,376
Express Scripts Holding 2.25% 6/15/19	60,000	60,483
Humana 2.625% 10/1/19	1,000,000	1,016,816
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,339,000

		4,426,396

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.67%
Wyndham Worldwide
2.50% 3/1/18	1,000,000	$1,000,652
2.95% 3/1/17	5,624,000	5,678,412
#Wynn Las Vegas 144A 5.50% 3/1/25	500,000	473,125

		7,152,189

Household Durables–0.62%
D.R. Horton
3.75% 3/1/19	2,000,000	2,045,000
4.00% 2/15/20	2,100,000	2,173,500
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,980,000
Whirlpool 1.65% 11/1/17	400,000	400,871

		6,599,371

Insurance–0.37%
American International Group 3.30% 3/1/21	1,100,000	1,125,875
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	2,844,024

		3,969,899

Internet Software & Services–0.46%
eBay 1.35% 7/15/17	4,900,000	4,891,425

		4,891,425

IT Services–0.13%
Fidelity National Information Services 2.85% 10/15/18	1,400,000	1,423,684

		1,423,684

Life Sciences Tools & Services–0.44%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,695,307

		4,695,307

Media–1.43%
#CCO Safari II 144A 4.464% 7/23/22	6,000,000	6,278,328
#Cox Communications 144A 5.875% 12/1/16	1,100,000	1,131,776
#Pearson Funding Two 144A 4.00% 5/17/16	3,235,000	3,244,071
Scripps Networks Interactive 3.50% 6/15/22	2,600,000	2,606,822
Sky
#@144A 2.625% 9/16/19	1,000,000	1,011,206
#144A 6.10% 2/15/18	1,000,000	1,073,809

		15,346,012

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.63%
#Glencore Funding 144A 1.70% 5/27/16	6,800,000	$6,793,050

		6,793,050

Multi-Utilities–0.03%
DTE Energy 2.40% 12/1/19	300,000	302,570

		302,570

Oil, Gas & Consumable Fuels–8.43%
Anadarko Petroleum 5.95% 9/15/16	3,300,000	3,357,664
BG Energy Capital
#144A 4.00% 10/15/21	2,500,000	2,613,803
•6.50% 11/30/72	4,200,000	4,418,656
CNOOC Nexen Finance 2014 1.625% 4/30/17	500,000	499,373
CNPC General Capital 2.75% 4/19/17	1,500,000	1,518,105
•ConocoPhillips 1.517% 5/15/22	4,800,000	4,408,704
Energy Transfer Partners
9.00% 4/15/19	3,000,000	3,202,986
9.70% 3/15/19	851,000	941,601
Kinder Morgan
2.00% 12/1/17	1,200,000	1,187,621
7.00% 6/15/17	2,100,000	2,203,889
7.25% 6/1/18	1,000,000	1,069,403
Kinder Morgan Energy Partners
5.80% 3/1/21	700,000	738,534
6.00% 2/1/17	4,000,000	4,119,056
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,882,849
Korea National Oil
3.125% 4/3/17	2,250,000	2,288,495
#144A 3.125% 4/3/17	1,500,000	1,525,664
4.00% 10/27/16	3,650,000	3,710,313
ONEOK Partners 2.00% 10/1/17	2,270,000	2,199,221
Petrobras Global Finance
•2.238% 5/20/16	2,900,000	2,897,100
•2.762% 1/15/19	400,000	326,040
•3.002% 3/17/17	6,300,000	6,095,880
•3.522% 3/17/20	800,000	618,000
Petroleos Mexicanos 5.75% 3/1/18	1,000,000	1,055,000
Pioneer Natural Resources
6.65% 3/15/17	2,422,000	2,505,041
6.875% 5/1/18	800,000	858,416
Plains All American Pipeline 2.60% 12/15/19	2,700,000	2,558,701
#Rockies Express Pipeline 144A 6.85% 7/15/18	900,000	902,250
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,383,675

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2014
•1.397% 4/10/17	400,000	$399,301
#•144A 1.397% 4/10/17	6,500,000	6,488,638
#144A 1.75% 4/10/17	3,000,000	3,008,520
Statoil 1.25% 11/9/17	1,711,000	1,710,047
Tennessee Gas Pipeline 7.50% 4/1/17	2,212,000	2,278,756
Williams Partners 7.25% 2/1/17	4,100,000	4,202,660
Woodside Finance
#144A 3.65% 3/5/25	800,000	744,551
#144A 4.60% 5/10/21	1,900,000	1,971,011
#144A 8.75% 3/1/19	3,000,000	3,450,852

		90,340,376

Paper & Forest Products–0.59%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,421,793
#144A 5.40% 11/1/20	1,700,000	1,901,037

		6,322,830

Pharmaceuticals–2.67%
AbbVie
1.75% 11/6/17	3,000,000	3,015,060
2.50% 5/14/20	800,000	815,235
3.20% 11/6/22	1,600,000	1,656,997
Actavis 1.875% 10/1/17	3,290,000	3,305,236
Actavis Funding
•1.51% 9/1/16	5,000,000	5,005,165
1.85% 3/1/17	2,800,000	2,814,095
•1.887% 3/12/20	2,500,000	2,492,427
3.00% 3/12/20	3,900,000	4,019,761
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,486,423
Mylan
1.35% 11/29/16	1,000,000	993,265
1.80% 6/24/16	1,725,000	1,726,337
Zoetis 3.45% 11/13/20	1,300,000	1,336,933

		28,666,934

Road & Rail–0.70%
#@Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,053,577
Kansas City Southern
#•@144A 1.321% 10/28/16	3,000,000	2,975,718
#@144A 2.35% 5/15/20	1,500,000	1,474,649

		7,503,944

Semiconductors & Semiconductor Equipment–0.09%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,016,974

		1,016,974

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.29%
Symantec 2.75% 6/15/17	3,100,000	$3,113,767

		3,113,767

Technology Hardware, Storage & Peripherals–0.34%
Hewlett Packard Enterprise
#144A 2.45% 10/5/17	1,800,000	1,812,416
#144A 2.85% 10/5/18	1,800,000	1,831,327

		3,643,743

Tobacco–2.54%
#•BAT International Finance 144A 1.144% 6/15/18	2,000,000	1,986,898
Imperial Tobacco Finance
2.05% 2/11/18	1,500,000	1,504,991
#144A 2.05% 2/11/18	1,800,000	1,805,989
#144A 2.05% 7/20/18	6,079,000	6,098,696
#144A 2.95% 7/21/20	1,500,000	1,543,568
Philip Morris International 3.25% 11/10/24	400,000	429,422
Reynolds American
3.25% 6/12/20	1,077,000	1,127,380
4.00% 6/12/22	11,700,000	12,731,952

		27,228,896

Wireless Telecommunication Services–2.53%
•America Movil 1.632% 9/12/16	1,660,000	1,659,452
#Crown Castle Towers 144A 3.222% 5/15/22	4,500,000	4,506,750
SingTel Group Treasury 2.375% 9/8/17	9,000,000	9,144,459
Sprint Communications
6.00% 12/1/16	4,650,000	4,644,188
8.375% 8/15/17	4,800,000	4,758,000
9.125% 3/1/17	2,400,000	2,454,000

		27,166,849

Total Corporate Bonds (Cost $821,441,154)		822,069,574

MUNICIPAL BONDS–0.59%
Educational Enhancement Funding Series A 1.906% 6/1/17	3,300,000	3,334,353
•State of Texas Series C-2 0.834% 6/1/19	3,000,000	3,002,250

Total Municipal Bonds (Cost $6,307,421)		6,336,603

NON-AGENCY ASSET-BACKED SECURITIES–7.73%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.633% 10/25/34	26,401	26,288

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.433% 10/25/34		103,452	$98,360
#•Babson CLO Series 2012-2A A1R 144A 1.858% 5/15/23		2,200,000	2,188,707
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.633% 10/25/34		1,046,000	1,038,554
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.933% 3/25/43		103,027	100,325
California Republic Auto Receivables Trust Series 2014-4 A2 0.77% 9/15/17		640,080	639,837
#•Carlyle Global Market Strategies CLO Series 2012-1A AR 144A 1.854% 4/20/22		2,000,000	1,990,100
CIFC Funding
#•Series 2011-1AR A1R 144A 1.92% 1/19/23		641,299	639,894
#•Series 2012-2A A1R 144A 1.986% 12/5/24		2,200,000	2,192,249
#•COA Summit CLO Series 2014-1A A1 144A 1.974% 4/20/23		1,495,990	1,487,977
•Cordatus CLO I Series 2006-1X A1 0.152% 1/30/24	EUR	3,539,143	3,983,770
#•@Drug Royalty II Series 2014-1 A1 144A 3.139% 7/15/23		223,263	225,758
#•Dryden XXII Senior Loan Fund Series 2011-22A A1R 144A 1.792% 1/15/22		1,871,819	1,837,585
#@Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		687,500	675,687
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18		6,891	6,878
#•Galaxy XI CLO Series 2011-11A A 144A 1.908% 8/20/22		2,029,210	2,022,994
GCAT
#fSeries 2015-2 A1 144A 3.75% 7/25/20		827,548	823,501
#fSeries 2016-1 A1 144A 4.50% 3/25/21		1,000,000	998,484
•GSAA Home Equity Trust Series 2004-11 2A2 1.073% 12/25/34		134,672	130,426
•Harbourmaster CLO 9 Series 9X A1E 0.136% 5/8/23	EUR	598,396	675,938
#•Highbridge Loan Management Series 2012-1AR A1R 144A 1.873% 9/20/22		4,821,752	4,796,375

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Jubilee CDO IV Series IV-X B1 0.776% 10/15/19	EUR	290,243	$329,462
#•KVK CLO Series 2012-1A A 144A 1.992% 7/15/23		3,254,134	3,237,922
#•LCM X Series 10AR AR 144A 1.822% 4/15/22		2,316,592	2,297,538
#•LCM XII Series 12A AR 144A 1.881% 10/19/22		9,000,000	8,929,827
#•Madison Park Funding Series 2011-7A A 144A 1.884% 6/15/22		810,120	807,914
#•Malin CLO BV Series 2007-1A A1 144A 0.029% 5/7/23	EUR	2,820,513	3,190,850
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.136% 9/16/24		715,858	707,016
#•Series 2015-AA A2B 144A 1.636% 12/15/28		2,500,000	2,432,275
#•Ocean Trails CLO I Series 2006-1A A1 144A 0.871% 10/12/20		949,453	935,305
#•OHA Credit Partners VI Series 2012-6A AR 144A 1.838% 5/15/23		5,621,806	5,582,127
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		4,000,000	3,945,729
•Option One Mortgage Loan Trust Series 2005-5 A3 0.643% 12/25/35		930,763	923,958
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		5,000,000	4,819,491
•SLM Private Credit Student Loan Trust Series 2005-A A3 0.834% 6/15/23		4,048,522	3,820,164
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 1.078% 3/25/36		241,361	238,134
#•Symphony CLO Series 2012-10AR AR 144A 1.889% 7/23/23		250,000	249,043
#•Symphony CLO VIII Series 2012-8AR AR 144A 1.717% 1/9/23		6,318,197	6,264,871
#•Venture XI CLO Series 2012-11AR AR 144A 1.918% 11/14/22		3,400,000	3,380,875
#•Voya CLO Series 2012-2AR AR 144A 1.922% 10/15/22		2,000,000	1,991,078

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Voya CLO Series 2012-3AR AR 144A 1.942% 10/15/22		600,000	$595,182
•Wood Street CLO 1 Series I B 0.361% 11/22/21	EUR	1,500,000	1,643,290

Total Non-Agency Asset-Backed Securities (Cost $83,399,495)			82,901,738

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.48%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.666% 10/26/35		68,953	68,059
Bear Stearns ARM Trust
•Series 2003-1 5A1 2.471% 4/25/33		86,116	85,487
•Series 2005-5 A1 2.38% 8/25/35		860,161	861,658
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.373% 7/25/33		15,672	15,490
•Eurosail-UK Series 2007-4X A2A 0.891% 6/13/45	GBP	898,546	1,281,380
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.933% 6/25/35		768,469	725,203
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 2.479% 5/25/33		20,066	19,278
•Series 2005-2 1A 1.904% 10/25/35		54,547	52,530
•New York Mortgage Trust Series 2005-3 A1 0.673% 2/25/36		1,376,386	1,263,947
•Prime Mortgage Trust Series 2004-CL1 2A2 0.833% 2/25/19		62	62
•Sequoia Mortgage Trust Series 2004-6 A1 2.023% 7/20/34		15,124	14,674
•Structured ARM Loan Trust Series 2004-6 3A2 2.553% 6/25/34		207,834	207,057
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.682% 7/19/35		515,579	487,810

Total Non-Agency Collateralized Mortgage Obligations (Cost $5,202,030)			5,082,635

«SENIOR SECURED LOANS–1.61%
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23		1,400,000	1,394,988

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Community Health Systems Tranche F 1st Lien 3.689% 12/31/18		4,059,000	$4,026,792
CSC Holdings Tranche B 1st Lien 2.938% 4/17/20		3,491,026	3,493,644
Dell International Tranche B2 1st Lien 4.00% 4/29/20		3,000,000	3,001,605
Energy Future Intermediate Holding DIP 1st Lien 4.25% 12/19/16		1,400,000	1,400,224
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		2,377,033	2,380,171
Las Vegas Sands Tranche B 1st Lien 3.25% 12/19/20		1,595,918	1,596,804

Total Senior Secured Loans (Cost $17,298,088)			17,294,228

ΔSOVEREIGN BONDS–2.93%
Japan–2.93%
≠Japan Treasury Discount Bill
0.00% 4/18/16	JPY	2,930,000,000	26,034,083
0.00% 4/25/16	JPY	600,000,000	5,331,414

Total Sovereign Bonds (Cost $30,192,477)			31,365,497

U.S. TREASURY OBLIGATIONS–19.85%
¥U.S. Treasury Inflation Indexed Note 0.125% 4/15/20		15,377,536	15,709,388
×U.S. Treasury Note 0.75% 10/31/17		197,000,000	197,096,136

Total U.S. Treasury Obligations (Cost $211,475,260)			212,805,524

		Number of Shares

PREFERRED STOCK–0.02%
•Citigroup Capital XIII 6.988%		8,500	223,465

Total Preferred Stock (Cost $229,075)			223,465

		Number of Contracts

OPTIONS PURCHASED–0.01%
Call Swaptions–0.01%
@5 yr IRS pay a fixed rate 1.15% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 4/21/16 (GSC)		51,500,000	122,055

			122,055

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED (continued)
Currency Call Options–0.00%
@USD vs JPY strike price $116, expiration date 4/7/16 (JPMC)	16,000,000	$2,144

		2,144

Put Swaptions–0.00%
@2 yr IRS pay a fixed rate 1.32% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 4/11/16 (MSC)	174,400,000	—

		—

Total Options Purchased (Cost $318,440)		124,199

	Number of Shares

MONEY MARKET FUND–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	700,273	700,273

Total Money Market Fund (Cost $700,273)		700,273

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.39%
≠Discounted Commercial Paper–1.39%
Electricite De France 1.35% 1/9/17	15,000,000	$14,857,053

Total Short-Term Investment (Cost $14,821,946)		14,857,053

TOTAL VALUE OF SECURITIES BEFORE SECURITY SOLD SHORT–116.71% (Cost $1,251,108,787)		1,251,184,904

SECURITY SOLD SHORT–(3.34%)
U.S. Treasury Note 2.25% 11/15/25	(34,400,000)	(35,802,866)

Total Security Sold Short (Proceeds $35,427,521)		(35,802,866)

TOTAL VALUE OF SECURITIES–113.37% (Cost $1,215,681,266)		1,215,382,038

	Number of Contracts

OPTIONS WRITTEN–(0.07%)
Call Swaptions–(0.03%)
2 yr IRS pay a fixed rate 0.95% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 4/11/16 (MSC)	(174,400,000)	(348,974)

		(348,974)

Currency Call Options–(0.02%)
@AUD vs USD strike price AUD 0.76, expiration date 4/7/16 (BNP)	(21,440,000)	(168,457)

		(168,457)

Put Swaptions–(0.02%)
2 yr IRS pay a fixed rate 1.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 5/25/16 (MSC)	(239,000,000)	(196,936)

		(196,936)

Total Options Written (Premium received ($573,111))		(714,367)

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.30%)	$(142,619,968)

NET ASSETS APPLICABLE TO 107,439,812 SHARES OUTSTANDING–100.00%	$1,072,047,703

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $351,801,328, which represents 32.82% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

«	Includes $1,593,430 cash and $1,130,237 foreign currencies as collateral held at broker for derivatives as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $22,948,120, which represents 2.14% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

×	Fully or partially pledged as collateral for reverse repurchase agreements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	BRL	(42,000,000)	USD	12,322,135	7/5/16	$953,578
BNP	JPY	(2,147,483,648)	USD	25,132,028	4/18/16	(917,041)
BNP	JPY	(600,000,000)	USD	5,271,411	4/25/16	(63,930)
GSC	AUD	(8,055,000)	USD	5,957,822	5/13/16	(204,227)
GSC	BRL	74,900,000	USD	(18,432,839)	7/5/16	1,841,088
GSC	EUR	(37,197,000)	USD	41,985,596	5/13/16	(397,014)
GSC	GBP	(908,000)	USD	1,283,829	5/13/16	(20,449)
GSC	JPY	2,284,300,000	USD	(20,333,160)	4/4/16	(33,319)
GSC	JPY	(1,829,900,000)	USD	16,316,540	5/2/16	41,496
GSC	MXN	12,678,000	USD	(707,710)	5/20/16	22,656
JPMC	AUD	(15,824,000)	USD	11,648,840	5/13/16	(456,470)
JPMC	BRL	(32,900,000)	USD	7,863,288	7/5/16	(1,042,082)
JPMC	EUR	(6,806,000)	USD	7,537,088	5/13/16	(217,731)
JPMC	GBP	118,000	USD	(169,820)	4/1/16	(343)
JPMC	GBP	(5,680,000)	USD	8,167,483	5/12/16	8,573
JPMC	GBP	(118,000)	USD	169,836	5/13/16	337
JPMC	JPY	(2,147,483,648)	USD	20,199,222	4/4/16	(100,619)

						$(585,497)

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(598) 90Day IMM Eurodollar	$(146,690,634)	$(147,668,625)	9/18/18	$(977,991)
(956) 90Day IMM Eurodollar	(234,904,393)	(235,893,000)	12/18/18	(988,607)
(450) 90Day IMM Eurodollar	(110,423,194)	(110,733,750)	12/17/19	(310,556)
(456) 90Day Sterling	(80,555,899)	(81,203,134)	3/22/18	(647,235)
1,616 Australia 3 yr Bonds	121,345,969	121,545,640	6/16/16	199,671
610 Euro-Bobl	91,172,597	90,999,001	6/9/16	(173,596)
(412) U.S. Treasury 5 yr Notes	(49,821,258)	(49,919,594)	7/1/16	(98,336)

				$(2,996,650)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
CAIC–U.S. Treasury Notes
0.75% 10/31/17	0.55%	3/28/16	4/4/16	$(4,705,875)	$(4,706,163)
CAIC–U.S. Treasury Notes
0.75% 10/31/17	0.57%	3/28/16	4/8/16	(81,101,250)	(81,105,102)
JPMC–U.S. Treasury Notes
0.75% 10/31/17	0.40%	3/22/16	4/25/16	(50,062,500)	(50,067,506)
RBC–U.S. Treasury Notes
0.75% 10/31/17	0.46%	3/22/16	4/19/16	(45,056,250)	(45,061,431)

				$(180,925,875)	$(180,940,202)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
	Mexico La SP BPS
BNP	5.95% 3/19/19 / A3		2,200,000	1.00%	9/20/20	$(27,583)	$(8,657)
	Volvo Treasury AB 5 yr Notes
BNP	5.00% 5/31/17 / Baa2	EUR	2,600,000	1.00%	12/20/20	(71,513)	65,346
	Volvo Treasury AB 5 yr Notes
GSC	5.00% 5/31/17 / Baa2	EUR	4,200,000	1.00%	9/20/20	(10,243)	12,544
	Mexico La SP JPM
JPMC	5.95% 3/19/19 / A3		11,300,000	1.00%	12/20/20	(496,131)	264,186

							$333,419

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Variable Interest Rate Received	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME - BNP-3 Month IRS	220,000,000	0.500%	0.738%	9/15/16	$—	$26,229
CME - BNP-6 Month IRS	110,000,000	0.965%	0.965%	12/15/16	—	(12,235)
CME - CSFB-7 yr IRS	4,800,000	2.250%	0.640%	12/16/22	40,269	(310,082)
LCH - CSFB-5 yr IRS	6,300,000	2.000%	0.640%	12/16/20	23,522	(270,920)
LCH - CSFB-7 yr IRS	14,000,000	2.250%	0.640%	12/16/22	152,902	(952,097)

						$(1,519,105)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–Banque Paribas

BRL–Brazilian Real

CAIC–Credit Agricole Corporate & Investment Bank

CDO– Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

CSFB–Credit Suisse First Boston

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPMC–JPMorgan Chase

JPY–Japanese Yen

LB–Lehman Brothers

LCH–London Clearing House

MXN–Mexican Peso

MSC–Morgan Stanley Capital

RBC–Royal Bank of Canada

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,215,362,826

Aggregate unrealized appreciation	$8,247,277
Aggregate unrealized depreciation	(8,352,264)

Net unrealized depreciation	$(104,987)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Assets	Level 1	Level 2	Total
Agency Obligations	$—	$10,006,220	$10,006,220
Commercial Mortgage-Backed Securities	—	47,417,895	47,417,895
Corporate Bonds	—	822,069,574	822,069,574
Municipal Bonds	—	6,336,603	6,336,603
Non-Agency Asset-Backed Securities	—	82,901,738	82,901,738
Non-Agency Collateralized Mortgage Obligations	—	5,082,635	5,082,635
Senior Secured Loans	—	17,294,228	17,294,228
Sovereign Bonds	—	31,365,497	31,365,497
U.S. Treasury Obligations	—	212,805,524	212,805,524
Preferred Stock	223,465	—	223,465
Option Purchased	124,199	—	124,199
Money Market Fund	700,273	—	700,273
Short-Term Investments	—	14,857,053	14,857,053
Liabilities
Security Sold Short	—	(35,802,866)	(35,802,866)

Total	$1,047,937	$1,214,334,101	$1,215,382,038

Foreign Currency Exchange Contracts	$—	$(585,497)	$(585,497)

Futures Contracts	$(2,996,650)	$—	$(2,996,650)

Reverse Repurchase Agreements	$(180,925,875)	$—	$(180,925,875)

Swap Contracts	$—	$(1,185,686)	$(1,185,686)

Options Written	$(714,367)	$—	$(714,367)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–14

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.14%
Equity Funds–22.13%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	286,051	$2,871,383
LVIP SSgA S&P 500 Index Fund	1,108,751	16,167,802
LVIP SSgA Small-Cap Index Fund	78,676	1,906,236

		20,945,421

Fixed Income Fund–49.08%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,041,184	46,453,406

		46,453,406

International Equity Fund–13.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,627,431	13,185,449

		13,185,449

Total Affiliated Investment Companies (Cost $73,229,422)		80,584,276

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.98%
Fixed Income Fund–9.86%
SPDR® Barclays TIPS ETF	163,171	$9,335,013

		9,335,013

International Equity Fund–4.12%
iShares Core MSCI Emerging Markets ETF	93,673	3,898,670

		3,898,670

Total Unaffiliated Investment Companies (Cost $13,347,387)		13,233,683

TOTAL VALUE OF SECURITIES–99.12% (Cost $86,576,809)	93,817,959
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	829,364

NET ASSETS APPLICABLE TO 7,811,743 SHARES OUTSTANDING–100.00%	$94,647,323

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Index Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$86,576,809

Aggregate unrealized appreciation	$7,718,806
Aggregate unrealized depreciation	(477,656)

Net unrealized appreciation	$7,241,150

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$93,817,959

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Conservative Index Allocation Fund–2

LVIP SSgA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$41,897,154	$5,229,432	$1,972,485	$(32,760)	$46,453,406	$—	$—
LVIP SSgA International Index Fund	11,514,961	2,183,532	295,058	(47,812)	13,185,449	—	—
LVIP SSgA Mid-Cap Index Fund	2,456,618	353,677	63,227	(8,679)	2,871,383	—	—
LVIP SSgA S&P 500 Index Fund	14,220,157	1,985,503	358,285	(16,777)	16,167,802	—	—
LVIP SSgA Small-Cap Index Fund	1,627,375	325,785	42,151	(5,305)	1,906,236	—	—

Total	$71,716,265	$10,077,929	$2,731,206	$(111,333)	$80,584,276	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Conservative Index Allocation Fund.

LVIP SSgA Conservative Index Allocation Fund–3

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.93%
Equity Funds–22.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,209,431	$15,988,679
LVIP SSgA Mid-Cap Index Fund	401,064	4,025,882
LVIP SSgA S&P 500 Index Fund	1,097,392	16,002,168
LVIP SSgA Small-Cap Index Fund	165,460	4,008,936
LVIP SSgA Small-Mid Cap 200 Fund	327,343	3,992,605

		44,018,270

Fixed Income Fund–49.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,499,584	97,702,721

		97,702,721

International Equity Funds–18.21%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,826,107	13,854,676
LVIP SSgA Emerging Markets 100 Fund	1,053,701	8,267,336
LVIP SSgA International Index Fund	1,711,376	13,865,565

		35,987,577

Total Affiliated Investment Companies (Cost $164,655,441)		177,708,568

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–9.95%
Fixed Income Fund–9.94%
SPDR® Barclays TIPS ETF	343,299	$19,640,136

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	16,425	16,425

Total Unaffiliated Investment Companies (Cost $18,892,939)		19,656,561

TOTAL VALUE OF SECURITIES–99.88% (Cost $183,548,380)	197,365,129
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	236,957

NET ASSETS APPLICABLE TO 17,142,919 SHARES OUTSTANDING–100.00%	$197,602,086

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$183,548,380

Aggregate unrealized appreciation	$15,309,868
Aggregate unrealized depreciation	(1,493,119)

Net unrealized appreciation	$13,816,749

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$197,365,129

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Conservative Structured Allocation Fund–2

LVIP SSgA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$98,235,590	$2,865,298	$6,275,896	$(70,525)	$97,702,721	$—	$—
LVIP SSgA Developed International 150 Fund	13,405,320	1,146,470	558,076	(137,859)	13,854,676	—	—
LVIP SSgA Emerging Markets 100 Fund	7,603,791	442,833	318,901	(157,627)	8,267,336	—	—
LVIP SSgA International Index Fund	13,496,358	1,287,571	558,076	(62,363)	13,865,565	—	—
LVIP SSgA Large Cap 100 Fund	15,613,615	613,306	637,801	(78,163)	15,988,679	—	—
LVIP SSgA Mid-Cap Index Fund	3,839,214	207,494	159,450	(27,348)	4,025,882	—	—
LVIP SSgA S&P 500 Index Fund	15,692,734	751,079	637,801	24,391	16,002,168	—	—
LVIP SSgA Small-Cap Index Fund	3,814,626	413,966	159,450	(20,782)	4,008,936	—	—
LVIP SSgA Small-Mid Cap 200 Fund	3,814,838	179,686	159,450	(43,700)	3,992,605	—	—

Total	$175,516,086	$7,907,703	$9,464,901	$(573,976)	$177,708,568	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Conservative Structured Allocation Fund.

LVIP SSgA Conservative Structured Allocation Fund–3

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.65%
Equity Funds–38.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,718,171	$17,247,004
LVIP SSgA S&P 500 Index Fund	4,365,584	63,658,945
LVIP SSgA Small-Cap Index Fund	506,270	12,266,420

		93,172,369

Fixed Income Fund–24.53%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	5,201,689	59,793,417

		59,793,417

International Equity Fund–21.89%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	6,584,397	53,346,782

		53,346,782

Total Affiliated Investment Companies (Cost $180,396,976)		206,312,568

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.55%
Fixed Income Fund–4.93%
SPDR® Barclays TIPS ETF	210,219	$12,026,629

		12,026,629

International Equity Fund–10.32%
iShares Core MSCI Emerging Markets ETF	604,146	25,144,556

		25,144,556

Money Market Fund–0.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	730,961	730,961

		730,961

Total Unaffiliated Investment Companies (Cost $41,033,846)		37,902,146

TOTAL VALUE OF SECURITIES–100.20% (Cost $221,430,822)	244,214,714
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(492,840)

NET ASSETS APPLICABLE TO 18,748,197 SHARES OUTSTANDING–100.00%	$243,721,874

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$221,430,822

Aggregate unrealized appreciation	$27,101,637
Aggregate unrealized depreciation	(4,317,745)

Net unrealized appreciation	$22,783,892

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$244,214,714

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Moderately Aggressive Index Allocation Fund–2

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$59,622,179	$2,444,882	$4,029,304	$(62,729)	$59,793,417	$—	$—
LVIP SSgA International Index Fund	51,509,446	4,434,512	1,273,830	(254,211)	53,346,782	—	—
LVIP SSgA Mid-Cap Index Fund	16,315,993	714,375	405,310	(60,944)	17,247,004	—	—
LVIP SSgA S&P 500 Index Fund	61,884,102	2,542,677	1,627,323	(88,837)	63,658,945	—	—
LVIP SSgA Small-Cap Index Fund	11,581,454	1,138,240	289,507	(42,778)	12,266,420	—	—

Total	$200,913,174	$11,274,686	$7,625,274	$(509,499)	$206,312,568	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Moderately Aggressive Index Allocation Fund.

LVIP SSgA Moderately Aggressive Index Allocation Fund–3

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.10%
Equity Funds–38.24%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,591,997	$60,706,197
LVIP SSgA Mid-Cap Index Fund	1,874,039	18,811,607
LVIP SSgA S&P 500 Index Fund	4,166,242	60,752,148
LVIP SSgA Small-Cap Index Fund	773,094	18,731,286
LVIP SSgA Small-Mid Cap 200 Fund	1,529,582	18,656,310

		177,657,548

Fixed Income Fund–24.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,926,613	114,106,415

		114,106,415

International Equity Funds–32.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	6,705,815	50,877,018
LVIP SSgA Emerging Markets 100 Fund	6,156,540	48,304,215
LVIP SSgA International Index Fund	6,283,901	50,912,163

		150,093,396

Total Affiliated Investment Companies (Cost $409,419,078)		441,857,359

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–5.02%
Fixed Income Fund–4.93%
SPDR® Barclays TIPS ETF	400,902	$22,935,604

		22,935,604

Money Market Fund–0.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	407,991	407,991

		407,991

Total Unaffiliated Investment Companies (Cost $22,582,790)		23,343,595

TOTAL VALUE OF SECURITIES–100.12% (Cost $432,001,868)	465,200,954
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(564,210)

NET ASSETS APPLICABLE TO 37,875,517 SHARES OUTSTANDING–100.00%	$464,636,744

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$432,001,868

Aggregate unrealized appreciation	$45,441,581
Aggregate unrealized depreciation	(12,242,495)

Net unrealized appreciation	$33,199,086

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$465,200,954

There were no Level 3 investments at beginning or the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Moderately Aggressive Structured Allocation Fund–2

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$117,235,870	$1,191,972	$7,715,570	$(112,541)	$114,106,415	$—	$—
LVIP SSgA Developed International 150 Fund	50,314,202	2,542,408	1,463,799	(378,325)	50,877,018	—	—
LVIP SSgA Emerging Markets 100 Fund	45,415,427	1,058,989	1,330,726	(786,515)	48,304,215	—	—
LVIP SSgA International Index Fund	50,648,706	3,073,906	1,463,799	(241,313)	50,912,163	—	—
LVIP SSgA Large Cap 100 Fund	60,567,780	619,825	2,008,707	(185,490)	60,706,197	—	—
LVIP SSgA Mid-Cap Index Fund	18,334,321	357,408	532,290	(79,256)	18,811,607	—	—
LVIP SSgA S&P 500 Index Fund	60,859,508	885,780	1,729,944	(89,728)	60,752,148	—	—
LVIP SSgA Small-Cap Index Fund	18,219,502	1,334,581	532,290	(53,900)	18,731,286	—	—
LVIP SSgA Small-Mid Cap 200 Fund	18,222,271	221,147	532,290	(102,992)	18,656,310	—	—

Total	$439,817,587	$11,286,016	$17,309,415	$(2,030,060)	$441,857,359	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Moderately Aggressive Structured Allocation Fund.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–3

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.90%
Equity Funds–34.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,608,457	$16,145,690
LVIP SSgA S&P 500 Index Fund	4,400,740	64,171,588
LVIP SSgA Small-Cap Index Fund	442,381	10,718,444

		91,035,722

Fixed Income Fund–29.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	6,815,946	78,349,294

		78,349,294

International Equity Fund–19.99%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	6,536,929	52,962,197

		52,962,197

Total Affiliated Investment Companies (Cost $196,572,577)		222,347,213

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.12%
Fixed Income Fund–9.90%
SPDR® Barclays TIPS ETF	458,810	$26,248,520

		26,248,520

International Equity Fund–6.22%
iShares Core MSCI Emerging Markets ETF	395,779	16,472,322

		16,472,322

Total Unaffiliated Investment Companies (Cost $44,422,870)		42,720,842

TOTAL VALUE OF SECURITIES–100.02% (Cost $240,995,447)	265,068,055
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(55,859)

NET ASSETS APPLICABLE TO 20,545,753 SHARES OUTSTANDING–100.00%	$265,012,196

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$240,995,447

Aggregate unrealized appreciation	$27,186,266
Aggregate unrealized depreciation	(3,113,658)

Net unrealized appreciation	$24,072,608

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$265,068,055

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Moderate Index Allocation Fund–2

LVIP SSgA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$78,636,051	$2,003,127	$4,595,989	$(79,900)	$78,349,294	$—	$—
LVIP SSgA International Index Fund	51,484,187	3,943,867	1,144,728	(221,376)	52,962,197	—	—
LVIP SSgA Mid-Cap Index Fund	15,376,234	532,666	343,418	(46,343)	16,145,690	—	—
LVIP SSgA S&P 500 Index Fund	62,800,452	1,891,202	1,373,674	(62,467)	64,171,588	—	—
LVIP SSgA Small-Cap Index Fund	10,187,088	903,087	228,946	(34,399)	10,718,444	—	—

Total	$218,484,012	$9,273,949	$7,686,755	$(444,485)	$222,347,213	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Moderate Index Allocation Fund.

LVIP SSgA Moderate Index Allocation Fund–3

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–100.08%
Equity Funds–34.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,916,243	$104,652,738
LVIP SSgA Mid-Cap Index Fund	3,500,036	35,133,363
LVIP SSgA S&P 500 Index Fund	7,182,511	104,735,380
LVIP SSgA Small-Cap Index Fund	1,082,913	26,237,907
LVIP SSgA Small-Mid Cap 200 Fund	2,142,507	26,132,153

		296,891,541

Fixed Income Funds–39.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	22,248,602	255,747,680
SPDR® Barclays TIPS ETF	1,497,541	85,674,321

		341,422,001

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–26.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	11,384,626	$86,375,158
LVIP SSgA Emerging Markets 100 Fund	6,898,160	54,122,965
LVIP SSgA International Index Fund	10,668,674	86,437,598

		226,935,721

Total Affiliated Investment Companies (Cost $809,033,795)		865,249,263

TOTAL VALUE OF SECURITIES–100.08% (Cost $809,033,795)	865,249,263
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(678,059)

NET ASSETS APPLICABLE TO 71,447,843 SHARES OUTSTANDING–100.00%	$864,571,204

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$809,033,795

Aggregate unrealized appreciation	$71,670,366
Aggregate unrealized depreciation	(15,454,898)

Net unrealized appreciation	$56,215,468

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$865,249,263

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Moderate Structured Allocation Fund–2

LVIP SSgA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$260,005,181	$2,376,899	$14,223,049	$(237,206)	$255,747,680	$—	$—
LVIP SSgA Developed International 150 Fund	84,511,326	4,582,642	1,861,278	(428,661)	86,375,158	—	—
LVIP SSgA Emerging Markets 100 Fund	50,341,617	1,339,872	1,116,767	(520,483)	54,122,965	—	—
LVIP SSgA International Index Fund	85,077,606	5,482,022	1,861,278	(248,068)	86,437,598	—	—
LVIP SSgA Large Cap 100 Fund	103,322,160	950,759	2,275,470	(294,122)	104,652,738	—	—
LVIP SSgA Mid-Cap Index Fund	33,880,602	770,304	744,511	(112,356)	35,133,363	—	—
LVIP SSgA S&P 500 Index Fund	103,832,293	1,835,995	2,233,533	(118,318)	104,735,380	—	—
LVIP SSgA Small-Cap Index Fund	25,249,657	1,941,372	558,383	(59,589)	26,237,907	—	—
LVIP SSgA Small-Mid Cap 200 Fund	25,251,661	389,037	558,383	(124,417)	26,132,153	—	—
SPDR Barclays TIPS ETF	86,119,497	791,684	5,207,289	(322,412)	85,674,321	—	—

Total	$857,591,600	$20,460,586	$30,639,941	$(2,465,632)	$865,249,263	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Moderate Structured Allocation Fund.

LVIP SSgA Moderate Structured Allocation Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–28.17%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	46,772	$48,713
4.00% 6/1/20	235,350	245,567
4.00% 5/1/23	138,685	144,764
6.00% 10/1/16	11,151	11,213
6.00% 12/1/17	4,066	4,128
6.00% 9/1/18	6,932	7,168
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,362,766	1,405,638
2.50% 3/1/28	3,132,044	3,247,705
2.50% 4/1/28	3,614,244	3,727,654
2.50% 7/1/28	734,102	757,032
2.50% 9/1/28	1,473,543	1,519,526
2.50% 10/1/28	4,660,224	4,805,872
2.50% 2/1/30	2,653,957	2,727,001
2.50% 5/1/30	927,871	953,408
2.50% 2/1/31	5,463,989	5,614,374
3.00% 11/1/26	2,784,120	2,915,226
3.00% 6/1/27	705,489	738,671
3.00% 8/1/27	1,283,700	1,344,202
3.00% 9/1/27	5,396,126	5,649,888
3.00% 10/1/27	800,006	837,644
3.00% 12/1/27	242,322	253,720
3.00% 8/1/29	3,491,039	3,649,159
3.00% 4/1/30	1,991,651	2,081,532
3.00% 6/1/30	3,651,824	3,816,628
3.00% 12/1/30	1,431,769	1,498,890
3.50% 11/1/25	739,892	782,365
3.50% 12/1/25	1,752,284	1,860,042
3.50% 12/1/26	960,659	1,015,832
3.50% 1/1/27	2,591,840	2,738,882
3.50% 10/1/29	2,696,633	2,849,137
4.00% 4/1/24	124,794	132,591
4.00% 5/1/24	219,626	233,217
4.00% 6/1/24	311,986	332,199
4.00% 7/1/24	130,139	138,574
4.00% 10/1/24	8,666	9,219
4.00% 12/1/24	330,653	351,860
4.00% 1/1/25	523,826	559,642
4.00% 3/1/25	592,626	633,259
4.00% 5/1/25	219,584	234,039
4.00% 7/1/25	4,088	4,261
4.00% 8/1/25	17,743	18,669
4.00% 9/1/25	204,883	215,694
4.00% 10/1/25	240,364	256,559
4.00% 1/1/26	7,667	8,195
4.00% 3/1/26	578,605	617,267
4.00% 5/1/26	6,914	7,375
4.00% 7/1/26	551,066	588,851
4.50% 2/1/23	101,529	106,084
4.50% 4/1/23	9,711	10,297
4.50% 5/1/23	11,012	11,465
4.50% 6/1/23	326,071	345,240

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 11/1/23	14,299	$15,181
4.50% 1/1/24	2,005	2,075
4.50% 2/1/24	2,766	2,919
4.50% 3/1/24	4,866	5,199
4.50% 4/1/24	134,474	141,908
4.50% 5/1/24	257,958	273,457
4.50% 7/1/24	227,531	244,394
4.50% 8/1/24	324,205	348,725
4.50% 11/1/24	138,550	149,423
4.50% 4/1/25	233,464	252,406
4.50% 5/1/25	24,544	26,528
4.50% 6/1/25	6,080	6,480
5.00% 6/1/19	943	977
5.00% 4/1/23	25,001	26,798
5.00% 6/1/23	462,570	492,870
5.00% 9/1/23	226,755	243,137
5.00% 11/1/23	130,765	140,312
5.00% 12/1/23	124,503	133,213
5.00% 3/1/25	54,653	58,746
5.00% 6/1/25	2,593	2,787
5.50% 12/1/18	56,385	57,693
5.50% 3/1/20	113,218	116,169
5.50% 4/1/22	53,529	57,794
5.50% 7/1/22	60,654	65,433
6.00% 12/1/18	1	1
6.00% 6/1/20	7,956	8,348
6.00% 8/1/22	11,957	12,817
6.00% 9/1/22	42,287	46,821
Fannie Mae S.F. 15 yr TBA 3.00% 4/1/31	4,500,000	4,700,390
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,955,097	2,040,280
3.00% 12/1/34	1,488,370	1,553,268
3.00% 2/1/35	2,647,703	2,763,375
3.00% 3/1/36	994,530	1,030,282
3.50% 6/1/34	5,971,225	6,310,351
3.50% 7/1/34	7,255,725	7,667,812
4.00% 9/1/35	541,535	583,783
4.00% 10/1/35	1,006,260	1,083,378
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,064,456	2,122,270
3.00% 10/1/42	3,369,372	3,464,373
3.00% 11/1/42	2,335,762	2,401,364
3.00% 12/1/42	2,153,380	2,213,859
3.00% 1/1/43	4,631,298	4,761,350
3.00% 3/1/43	9,793,331	10,067,684
3.00% 4/1/43	2,515,746	2,586,197
3.00% 5/1/43	1,608,990	1,654,050
3.00% 6/1/43	6,886,534	7,078,820
3.00% 7/1/43	3,966,511	4,077,287
3.00% 8/1/43	5,599,560	5,755,800
3.00% 9/1/45	3,314,525	3,402,490
3.00% 11/1/45	6,201,777	6,368,304

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/40	932,382	$979,634
3.50% 12/1/40	564,762	593,383
3.50% 2/1/41	946,846	994,801
3.50% 8/1/42	773,589	814,152
3.50% 9/1/42	8,213,288	8,629,831
3.50% 10/1/42	4,813,785	5,058,771
3.50% 11/1/42	1,698,355	1,784,788
3.50% 1/1/43	3,078,845	3,235,282
3.50% 2/1/43	595,896	626,207
3.50% 7/1/43	6,685,286	7,021,078
3.50% 10/1/44	3,653,691	3,832,596
3.50% 1/1/45	2,987,096	3,133,360
3.50% 4/1/45	5,414,192	5,679,301
3.50% 5/1/45	4,682,925	4,912,227
3.50% 8/1/45	11,221,425	11,778,319
3.50% 11/1/45	7,592,372	7,964,136
3.50% 12/1/45	6,649,446	6,975,039
4.00% 1/1/39	47,245	50,476
4.00% 2/1/39	77,962	83,292
4.00% 3/1/39	3,261	3,484
4.00% 4/1/39	311,092	332,362
4.00% 6/1/39	159,768	170,732
4.00% 8/1/39	590,466	636,104
4.00% 9/1/39	733,364	796,795
4.00% 11/1/39	45,032	48,111
4.00% 12/1/39	1,131,393	1,208,751
4.00% 1/1/40	475,238	508,435
4.00% 5/1/40	271,072	289,606
4.00% 8/1/40	111,311	119,258
4.00% 9/1/40	184,531	197,719
4.00% 10/1/40	877,349	940,014
4.00% 11/1/40	1,273,893	1,365,541
4.00% 12/1/40	2,022,169	2,177,103
4.00% 1/1/41	4,943,659	5,303,522
4.00% 2/1/41	1,216,017	1,303,027
4.00% 3/1/41	24,235	25,931
4.00% 4/1/41	426,579	457,141
4.00% 5/1/41	2,132,701	2,285,233
4.00% 6/1/41	26,814	28,735
4.00% 9/1/41	444,397	476,159
4.00% 10/1/41	243,635	261,444
4.00% 11/1/41	489,014	524,051
4.00% 12/1/41	20,720	22,200
4.00% 1/1/42	16,410	17,583
4.00% 3/1/42	282,079	301,899
4.00% 10/1/43	4,843,858	5,175,053
4.00% 12/1/43	1,730,061	1,853,236
4.00% 7/1/44	3,792,400	4,051,703
4.00% 9/1/44	4,050,072	4,326,992
4.00% 10/1/44	5,334,283	5,699,010
4.00% 3/1/45	4,887,308	5,221,841
4.00% 7/1/45	4,762,597	5,092,730

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/45	13,597,179	$14,546,219
4.50% 8/1/33	29,689	32,413
4.50% 1/1/34	18,619	20,326
4.50% 9/1/35	96,054	104,920
4.50% 2/1/38	38,160	41,607
4.50% 4/1/38	58,377	63,584
4.50% 7/1/38	66,157	71,971
4.50% 11/1/38	179,771	195,703
4.50% 2/1/39	405,576	441,109
4.50% 3/1/39	339,634	369,422
4.50% 4/1/39	1,241,403	1,358,587
4.50% 5/1/39	456,904	502,426
4.50% 6/1/39	147,321	160,518
4.50% 7/1/39	576,974	629,339
4.50% 9/1/39	334,293	367,194
4.50% 1/1/40	1,060,013	1,169,620
4.50% 2/1/40	1,885,429	2,072,922
4.50% 5/1/40	1,111,409	1,215,980
4.50% 6/1/40	521,082	568,712
4.50% 8/1/40	206,241	224,813
4.50% 9/1/40	586,805	640,531
4.50% 10/1/40	3,452,838	3,768,701
4.50% 11/1/40	614,460	669,726
4.50% 2/1/41	2,294,069	2,499,833
4.50% 4/1/41	28,660	31,258
4.50% 5/1/41	2,876,499	3,139,783
4.50% 6/1/41	336,385	367,143
4.50% 1/1/42	3,085,871	3,365,782
4.50% 9/1/43	1,568,836	1,709,964
4.50% 12/1/43	4,314,969	4,700,506
4.50% 10/1/44	619,701	673,846
5.00% 9/1/33	184,604	205,162
5.00% 4/1/34	673,210	748,016
5.00% 7/1/34	430,219	477,829
5.00% 11/1/34	217,743	241,893
5.00% 4/1/35	133,816	148,476
5.00% 6/1/35	218,223	242,055
5.00% 7/1/35	2,550,525	2,832,127
5.00% 9/1/35	36,422	40,338
5.00% 10/1/35	169,425	187,789
5.00% 12/1/35	782,078	866,722
5.00% 2/1/36	1,794,257	1,988,749
5.00% 3/1/36	100,666	111,566
5.00% 11/1/36	34,255	37,879
5.00% 8/1/37	25,335	28,002
5.00% 4/1/38	222,944	246,415
5.00% 7/1/38	33,331	36,840
5.00% 11/1/38	14,006	15,480
5.00% 8/1/39	1,090,479	1,207,585
5.00% 12/1/39	240,242	266,145
5.00% 1/1/40	529,505	598,243
5.00% 7/1/40	2,206,494	2,453,872

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 9/1/40	602,725	$668,232
5.00% 6/1/41	1,805,901	2,004,841
5.50% 11/1/33	62,490	70,652
5.50% 1/1/34	84,550	95,561
5.50% 5/1/34	125,163	141,470
5.50% 7/1/34	144,383	163,294
5.50% 10/1/34	199,041	225,952
5.50% 9/1/35	91,540	102,588
5.50% 10/1/35	106,341	119,905
5.50% 12/1/35	480,855	540,634
5.50% 1/1/36	542,914	612,246
5.50% 4/1/36	1,411,797	1,591,166
5.50% 8/1/36	346,873	390,721
5.50% 1/1/37	444,220	499,942
5.50% 2/1/37	18,028	20,203
5.50% 3/1/37	141,995	159,320
5.50% 5/1/37	167,538	189,676
5.50% 6/1/37	146,875	166,316
5.50% 8/1/37	57,220	64,241
5.50% 11/1/37	1,555	1,742
5.50% 12/1/37	436	488
5.50% 1/1/38	3,184,137	3,586,209
5.50% 2/1/38	74,243	83,269
5.50% 5/1/38	228,477	256,813
5.50% 6/1/38	15,037	16,901
5.50% 7/1/38	118,436	133,110
5.50% 10/1/38	52,017	58,488
5.50% 1/1/39	209,856	236,140
5.50% 5/1/39	504,881	567,621
5.50% 6/1/39	508,668	571,374
5.50% 10/1/39	216,692	243,685
5.50% 7/1/41	413,183	464,172
6.00% 12/1/35	165,912	192,193
6.00% 2/1/36	68,737	78,330
6.00% 6/1/36	44,251	50,560
6.00% 7/1/36	149,193	170,331
6.00% 8/1/36	69,782	79,515
6.00% 9/1/36	108,420	123,782
6.00% 10/1/36	118,525	135,437
6.00% 11/1/36	8,501	9,710
6.00% 1/1/37	99,039	113,122
6.00% 2/1/37	462,936	527,508
6.00% 3/1/37	46,725	53,353
6.00% 4/1/37	7,092	8,082
6.00% 5/1/37	139,935	159,589
6.00% 6/1/37	84,980	96,935
6.00% 8/1/37	176,609	201,601
6.00% 9/1/37	249,898	284,775
6.00% 10/1/37	370,517	422,198
6.00% 11/1/37	80,984	92,351
6.00% 1/1/38	45,335	51,687
6.00% 2/1/38	42,045	47,910

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 4/1/38	6,944	$7,913
6.00% 5/1/38	186,457	212,994
6.00% 6/1/38	64,395	73,379
6.00% 8/1/38	67,741	77,190
6.00% 9/1/38	62,050	70,791
6.00% 10/1/38	43,511	49,581
6.00% 11/1/38	31,634	36,046
6.00% 12/1/38	639,447	735,924
6.00% 4/1/40	540,834	617,505
6.00% 6/1/40	995,236	1,136,927
6.50% 3/1/32	1,217	1,392
6.50% 7/1/36	97,597	111,622
6.50% 9/1/36	92,383	106,988
6.50% 11/1/36	128,017	156,445
6.50% 9/1/37	17,914	21,661
6.50% 10/1/37	190,517	227,189
6.50% 2/1/38	125,800	144,474
6.50% 3/1/38	389,239	459,255
6.50% 5/1/38	64,010	73,315
6.50% 7/1/38	144,259	172,827
6.50% 10/1/38	166,436	190,352
7.00% 8/1/39	505,026	602,608
Fannie Mae S.F. 30 yr TBA 3.50% 4/1/46	11,925,000	12,503,083
Freddie Mac S.F. 15 yr
2.50% 4/1/28	155,627	160,366
2.50% 7/1/28	469,614	483,872
2.50% 8/1/28	3,711,954	3,824,720
2.50% 9/1/28	2,701,638	2,783,655
2.50% 10/1/28	3,759,456	3,873,633
2.50% 10/1/29	2,464,856	2,536,301
2.50% 1/1/31	2,717,275	2,791,913
3.00% 11/1/26	3,485,705	3,657,604
3.00% 2/1/27	321,792	337,671
3.00% 3/1/27	1,212,244	1,270,746
3.00% 4/1/27	1,127,967	1,180,081
3.00% 11/1/27	574,731	602,949
3.00% 2/1/29	1,587,239	1,664,467
3.00% 4/1/30	4,508,937	4,717,259
3.00% 12/1/30	4,644,036	4,858,600
3.50% 12/1/25	1,778,757	1,896,790
3.50% 3/1/26	1,280,093	1,354,007
3.50% 2/1/30	442,794	468,207
4.00% 2/1/24	66,295	68,942
4.00% 8/1/24	126,229	133,468
4.00% 2/1/25	178,686	188,807
4.00% 7/1/25	527,247	563,086
4.00% 4/1/26	1,114,697	1,190,783
4.50% 3/1/18	53,053	54,787
4.50% 4/1/18	51,373	53,056
4.50% 10/1/18	21,342	22,049
4.50% 11/1/18	91,243	94,416

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 12/1/18	49,529	$51,276
4.50% 1/1/19	39,074	40,437
4.50% 2/1/19	49,766	51,443
4.50% 7/1/19	85,243	88,288
4.50% 12/1/19	29,334	30,359
4.50% 4/1/21	26,828	27,778
4.50% 6/1/24	5,902	6,292
4.50% 7/1/24	217,799	233,780
4.50% 8/1/24	100,599	108,063
4.50% 11/1/24	198,170	212,898
4.50% 5/1/25	70,862	75,484
5.00% 10/1/17	3,559	3,675
5.00% 4/1/18	86,412	89,227
5.00% 4/1/23	128,529	138,548
5.00% 1/1/25	11,376	11,747
5.00% 3/1/25	67,739	72,924
5.50% 11/1/16	22,763	22,910
5.50% 11/1/17	2,404	2,414
5.50% 4/1/18	32,910	33,918
6.00% 11/1/23	88,295	98,591
Freddie Mac S.F. 15 yr TBA 3.00% 4/1/31	2,275,000	2,378,264
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,406,651	2,468,301
3.00% 1/1/43	4,971,807	5,099,146
3.00% 3/1/43	5,978,194	6,131,308
3.00% 4/1/43	3,887,177	3,984,941
3.00% 7/1/43	1,605,760	1,646,394
3.00% 8/1/43	657,984	674,634
3.00% 10/1/43	1,954,772	2,004,367
3.00% 8/1/45	10,893,574	11,163,038
3.50% 2/1/42	3,079,377	3,227,548
3.50% 5/1/42	2,907,214	3,046,665
3.50% 10/1/42	2,912,634	3,052,350
3.50% 2/1/43	1,687,653	1,772,211
3.50% 5/1/43	2,189,801	2,294,829
3.50% 8/1/43	4,304,184	4,509,051
3.50% 2/1/44	1,482,385	1,552,942
3.50% 3/1/44	108,288	113,442
3.50% 6/1/44	1,852,995	1,941,193
3.50% 8/1/44	1,988,851	2,083,515
3.50% 11/1/44	3,670,507	3,845,214
3.50% 1/1/45	4,401,850	4,611,366
3.50% 7/1/45	9,377,137	9,834,182
3.50% 10/1/45	4,159,407	4,357,383
3.50% 12/1/45	2,027,484	2,128,917
3.50% 1/1/46	5,343,145	5,599,134
4.00% 5/1/39	373,262	399,000
4.00% 2/1/40	127,062	135,978
4.00% 5/1/40	207,345	221,895
4.00% 8/1/40	56,165	60,093
4.00% 9/1/40	504,154	539,479

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 10/1/40	1,803,445	$1,929,710
4.00% 11/1/40	4,118,929	4,415,410
4.00% 12/1/40	1,934,360	2,070,051
4.00% 2/1/41	1,680,955	1,805,010
4.00% 12/1/41	2,598,276	2,779,185
4.00% 1/1/42	834,863	892,198
4.00% 3/1/42	148,285	158,734
4.00% 4/1/42	3,806,003	4,082,237
4.00% 6/1/42	14,464	15,475
4.00% 5/1/44	4,911,947	5,247,715
4.00% 9/1/44	1,509,300	1,611,612
4.00% 4/1/45	5,302,151	5,663,072
4.00% 10/1/45	2,426,433	2,592,352
4.00% 11/1/45	883,333	943,735
4.50% 2/1/39	88,440	96,096
4.50% 4/1/39	30,555	33,219
4.50% 5/1/39	137,154	151,240
4.50% 6/1/39	995,617	1,089,787
4.50% 7/1/39	228,079	248,147
4.50% 9/1/39	854,223	948,185
4.50% 10/1/39	760,378	828,934
4.50% 1/1/40	2,117,576	2,335,470
4.50% 2/1/40	1,221,163	1,346,783
4.50% 7/1/40	200,757	218,715
4.50% 8/1/40	131,702	143,223
4.50% 9/1/40	1,151,392	1,269,859
4.50% 2/1/41	4,700,985	5,138,329
4.50% 3/1/41	548,262	603,041
4.50% 9/1/41	1,281,065	1,397,954
4.50% 3/1/44	676,348	735,485
4.50% 5/1/44	33,416	36,278
5.00% 10/1/34	265,556	294,975
5.00% 2/1/35	62,175	68,680
5.00% 8/1/35	107,814	119,131
5.00% 10/1/35	48,420	53,502
5.00% 11/1/35	22,212	24,502
5.00% 12/1/35	178,254	197,348
5.00% 2/1/37	115,464	127,041
5.00% 4/1/37	131,637	145,117
5.00% 5/1/37	124,986	137,442
5.00% 12/1/37	437,352	482,066
5.00% 1/1/38	6,660	7,310
5.00% 4/1/38	4,986	5,475
5.00% 6/1/38	245,409	269,433
5.00% 7/1/38	30,116	33,077
5.00% 9/1/38	12,262	13,460
5.00% 10/1/38	240,492	264,039
5.00% 12/1/38	702,497	771,818
5.00% 1/1/39	59,633	65,489
5.00% 2/1/39	1,097,547	1,204,732
5.00% 3/1/39	2,537,900	2,792,424
5.00% 8/1/39	137,104	152,896

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/39	687,192	$758,383
5.00% 1/1/40	609,589	673,088
5.00% 5/1/40	279,603	308,123
5.00% 6/1/40	1,547,461	1,702,726
5.00% 9/1/40	157,931	173,354
5.00% 3/1/41	388,236	427,114
5.50% 8/1/33	60,633	68,215
5.50% 6/1/34	137,998	155,153
5.50% 6/1/35	91,594	103,250
5.50% 11/1/35	156,306	174,509
5.50% 1/1/37	67,411	75,411
5.50% 5/1/37	99,742	111,612
5.50% 7/1/37	43,465	48,864
5.50% 1/1/38	416,717	465,921
5.50% 2/1/38	97,983	109,707
5.50% 5/1/38	748,487	840,471
5.50% 6/1/38	26,249	29,393
5.50% 8/1/38	94,616	106,732
5.50% 12/1/38	103,669	116,390
5.50% 8/1/39	160,266	180,146
5.50% 12/1/39	696,839	774,801
5.50% 3/1/40	501,122	557,961
5.50% 4/1/40	1,336,659	1,491,627
5.50% 5/1/40	361,045	404,056
5.50% 6/1/41	88,633	99,264
6.00% 11/1/28	17,898	20,605
6.00% 7/1/33	16,877	19,327
6.00% 8/1/36	25,423	29,065
6.00% 11/1/36	70,025	79,747
6.00% 4/1/37	947	1,084
6.00% 5/1/37	149,463	169,812
6.00% 8/1/37	316,859	360,790
6.00% 9/1/37	159,480	181,423
6.00% 10/1/37	53,555	60,687
6.00% 11/1/37	237,251	270,258
6.00% 12/1/37	14,059	15,955
6.00% 1/1/38	198,190	225,218
6.00% 4/1/38	15,327	17,444
6.00% 6/1/38	36,565	41,436
6.00% 7/1/38	46,399	52,795
6.00% 8/1/38	67,825	77,005
6.00% 9/1/38	30,869	34,950
6.00% 10/1/38	102,455	116,269
6.00% 11/1/38	21,159	23,946
6.00% 3/1/39	45,189	51,309
6.00% 5/1/40	1,242,337	1,412,363
6.50% 11/1/36	220,537	253,835
6.50% 8/1/37	122,662	142,725
6.50% 10/1/37	30,091	35,795
6.50% 6/1/38	44,209	50,327

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 4/1/39	128,843	$151,622
Freddie Mac S.F. 30 yr TBA 3.50% 4/1/46	1,700,000	1,779,491
GNMA I S.F. 30 yr
3.00% 9/15/42	1,891,436	1,964,525
3.00% 11/15/42	1,714,574	1,780,883
3.00% 12/15/42	530,052	550,560
3.00% 2/15/45	977,070	1,013,240
3.50% 10/15/40	308,669	325,985
3.50% 1/15/41	114,920	121,361
3.50% 7/15/41	95,316	101,278
3.50% 10/15/41	761,277	803,949
3.50% 3/15/42	60,194	63,568
3.50% 6/15/42	3,307,687	3,491,537
3.50% 10/15/42	299,609	316,360
4.00% 6/15/39	116,855	124,973
4.00% 4/15/40	2,778,909	2,979,079
4.00% 8/15/40	738,783	790,829
4.00% 10/15/40	777,279	840,066
4.00% 12/15/40	1,117,029	1,214,984
4.00% 1/15/41	1,105,167	1,201,456
4.00% 9/15/41	471,059	505,155
4.50% 2/15/39	248,273	270,537
4.50% 3/15/39	1,396,495	1,520,152
4.50% 4/15/39	134,606	146,712
4.50% 5/15/39	120,161	132,737
4.50% 6/15/39	325,881	354,404
4.50% 7/15/39	503,067	548,869
4.50% 8/15/39	81,282	88,571
4.50% 9/15/39	458,324	500,120
4.50% 10/15/39	1,181,401	1,312,131
4.50% 11/15/39	647,609	709,328
4.50% 12/15/39	326,607	356,483
4.50% 1/15/40	1,363,741	1,486,146
4.50% 4/15/40	357,095	388,468
4.50% 5/15/40	390,258	431,035
4.50% 6/15/40	1,065,900	1,170,660
4.50% 8/15/40	396,698	432,655
4.50% 9/15/40	218,840	239,751
4.50% 1/15/41	479,840	530,797
4.50% 2/15/41	2,527,293	2,773,549
4.50% 3/15/41	317,175	346,024
4.50% 6/15/41	300,606	327,725
4.50% 7/15/41	36,512	39,830
5.00% 3/15/35	88,100	98,851
5.00% 3/15/38	27,740	30,886
5.00% 4/15/38	26,579	29,586
5.00% 5/15/38	4,097	4,566
5.00% 8/15/38	6,003	6,624
5.00% 11/15/38	57,012	62,954
5.00% 1/15/39	264,126	293,243

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 4/15/39	299,657	$333,836
5.00% 5/15/39	1,137,660	1,269,439
5.00% 6/15/39	1,059,328	1,185,869
5.00% 9/15/39	2,242,405	2,518,911
5.00% 10/15/39	202,400	226,087
5.00% 11/15/39	541,007	607,536
5.00% 1/15/40	1,346,514	1,504,794
5.00% 2/15/40	698,370	784,132
5.00% 4/15/40	497,590	551,898
5.00% 7/15/40	516,206	574,977
5.50% 10/15/33	265,679	302,544
5.50% 4/15/37	65,550	74,176
5.50% 7/15/37	29,427	33,058
5.50% 1/15/38	365,338	408,907
5.50% 2/15/38	299,252	337,939
5.50% 7/15/38	122,238	138,346
5.50% 8/15/38	44,834	50,306
5.50% 9/15/38	595,718	668,642
5.50% 12/15/38	433,177	486,006
5.50% 1/15/39	211,286	236,697
5.50% 5/15/39	305,618	342,914
5.50% 7/15/39	5,976	6,728
5.50% 10/15/39	324,959	364,618
5.50% 12/15/39	97,427	109,318
5.50% 4/15/40	606,040	691,862
5.50% 2/15/41	81,779	91,761
6.00% 5/15/37	151,646	171,131
6.00% 1/15/38	129,465	146,100
6.00% 3/15/38	5,249	5,924
6.00% 5/15/38	243,582	275,960
6.00% 7/15/38	160,444	181,058
6.00% 8/15/38	116,208	131,159
6.00% 10/15/38	84,417	95,264
6.00% 11/15/38	128,319	144,806
6.00% 12/15/38	177,274	200,053
6.00% 1/15/39	49,629	56,006
6.00% 5/15/39	7,590	8,565
6.00% 6/15/39	6,193	6,988
6.00% 8/15/39	8,140	9,185
6.00% 10/15/39	11,485	12,961
6.00% 6/15/40	7,479	8,440
6.00% 12/15/40	847,510	956,405
6.50% 3/15/38	5,939	6,799
6.50% 5/15/38	24,546	28,502
6.50% 7/15/38	100,164	114,671
6.50% 8/15/38	2,459	2,835
6.50% 9/15/38	5,617	6,478
6.50% 10/15/38	25,197	29,665
6.50% 2/15/39	202,830	247,793
6.50% 8/15/39	22,292	25,995
GNMA II S.F. 30 yr
3.00% 9/20/42	2,700,153	2,802,671

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 11/20/42	1,369,363	$1,421,349
3.00% 12/20/42	2,148,499	2,230,063
3.00% 1/20/43	2,105,443	2,185,357
3.00% 2/20/43	2,748,182	2,858,536
3.00% 3/20/43	4,572,071	4,751,812
3.00% 6/20/43	1,884,192	1,955,726
3.00% 9/20/43	3,181,446	3,302,290
3.00% 12/20/44	3,018,618	3,131,039
3.00% 3/20/45	3,066,282	3,180,478
3.00% 4/20/45	2,467,573	2,559,472
3.00% 6/20/45	3,830,733	3,973,399
3.00% 8/20/45	4,118,754	4,272,146
3.00% 12/20/45	991,583	1,028,512
3.50% 4/20/42	1,038,469	1,100,520
3.50% 6/20/42	3,091,170	3,275,881
3.50% 10/20/42	1,205,337	1,277,363
3.50% 12/20/42	2,453,250	2,599,848
3.50% 2/20/43	4,149,405	4,397,364
3.50% 3/20/43	2,771,882	2,945,258
3.50% 5/20/43	3,038,869	3,219,488
3.50% 9/20/43	3,730,291	3,950,118
3.50% 1/20/44	4,359,844	4,615,259
3.50% 10/20/44	3,708,345	3,928,127
3.50% 12/20/44	2,729,985	2,888,853
3.50% 3/20/45	2,529,676	2,676,888
3.50% 4/20/45	11,551,179	12,229,296
3.50% 6/20/45	4,705,293	4,979,112
3.50% 10/20/45	4,699,274	4,972,744
3.50% 11/20/45	2,945,249	3,116,645
3.50% 12/20/45	990,299	1,047,928
4.00% 5/20/39	1,293,371	1,392,814
4.00% 8/20/40	748,559	806,661
4.00% 10/20/41	135,430	145,803
4.00% 11/20/41	2,295,414	2,470,869
4.00% 12/20/41	928,760	999,675
4.00% 5/20/42	2,110,074	2,269,224
4.00% 7/20/42	1,296,942	1,394,156
4.00% 8/20/42	959,101	1,030,834
4.00% 8/20/43	1,837,799	1,968,976
4.00% 3/20/44	2,692,122	2,879,757
4.00% 8/20/44	3,550,079	3,796,616
4.00% 10/20/44	1,053,905	1,126,934
4.00% 12/20/44	3,691,423	3,947,030
4.00% 1/20/45	756,119	808,480
4.00% 2/20/45	1,915,177	2,047,841
4.00% 8/20/45	1,844,007	1,972,963
4.00% 9/20/45	2,632,327	2,816,871
4.00% 10/20/45	3,810,685	4,079,132
4.50% 7/20/41	3,313,335	3,606,313
4.50% 12/20/43	2,182,801	2,344,953
4.50% 1/20/44	1,855,224	1,992,993
4.50% 3/20/44	1,418,200	1,523,626

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 4/20/45	1,391,619	$1,494,319
5.00% 4/20/43	1,597,831	1,772,419
GNMA II S.F. 30 yr TBA 3.50% 4/1/46	12,300,000	12,999,563

Total Agency Mortgage-Backed Securities (Cost $769,445,022)		788,452,146

AGENCY OBLIGATIONS–2.59%
Federal Farm Credit Banks 1.10% 6/1/18	1,000,000	1,003,505
Federal Home Loan Banks
0.75% 8/28/17	5,000,000	5,003,225
0.875% 5/24/17	500,000	501,224
1.83% 7/29/20	1,000,000	1,020,401
2.25% 9/8/17	500,000	510,707
4.125% 3/13/20	400,000	444,696
4.625% 9/11/20	1,000,000	1,144,116
4.875% 5/17/17	200,000	209,427
5.00% 11/17/17	1,700,000	1,816,810
5.375% 5/15/19	1,000,000	1,134,285
5.50% 7/15/36	300,000	414,134
Federal Home Loan Mortgage
0.75% 1/12/18	1,000,000	999,910
0.875% 3/7/18	1,250,000	1,252,227
1.00% 6/29/17	1,000,000	1,003,161
1.00% 9/29/17	1,000,000	1,003,858
1.05% 2/26/18	1,500,000	1,500,239
1.10% 2/26/18	2,000,000	2,000,334
1.25% 8/1/19	500,000	504,304
1.25% 10/2/19	1,000,000	1,004,820
1.375% 5/1/20	2,600,000	2,621,962
1.40% 3/29/19	2,000,000	2,000,638
1.75% 5/30/19	500,000	512,214
2.00% 7/30/19	100,000	103,204
2.375% 1/13/22	4,500,000	4,721,521
3.75% 3/27/19	700,000	757,763
4.875% 6/13/18	1,150,000	1,251,536
5.00% 4/18/17	1,000,000	1,045,476
5.125% 11/17/17	250,000	267,631
5.50% 8/23/17	5,500,000	5,866,245
6.25% 7/15/32	750,000	1,098,521
6.75% 9/15/29	100,000	150,000
6.75% 3/15/31	300,000	452,912
Federal National Mortgage Association
0.75% 4/20/17	3,000,000	3,001,575
0.875% 10/26/17	750,000	751,589
0.875% 12/20/17	500,000	500,919
0.875% 2/8/18	1,000,000	1,002,572
0.875% 5/21/18	1,750,000	1,752,705
0.90% 11/7/17	750,000	750,019
1.00% 5/21/18	100,000	99,945
1.125% 7/20/18	4,000,000	4,029,660
1.25% 2/26/19	2,000,000	2,000,270

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1.70% 10/4/19	125,000	$125,002
1.75% 1/30/19	1,100,000	1,125,396
1.75% 9/12/19	1,000,000	1,025,320
1.875% 9/18/18	1,000,000	1,024,728
2.625% 9/6/24	2,085,000	2,200,130
3.40% 9/27/32	250,000	250,155
5.00% 5/11/17	500,000	523,927
5.375% 6/12/17	600,000	633,733
5.625% 7/15/37	100,000	141,529
6.00% 4/18/36	100,000	100,254
6.25% 5/15/29	500,000	714,153
6.625% 11/15/30	300,000	446,541
7.125% 1/15/30	500,000	766,570
7.25% 5/15/30	500,000	776,992
8.95% 2/12/18	1,000,000	1,144,344
Financing
9.40% 2/8/18	480,000	555,446
10.70% 10/6/17	150,000	172,349
Tennessee Valley Authority
3.875% 2/15/21	400,000	445,144
4.625% 9/15/60	150,000	170,898
4.65% 6/15/35	500,000	591,663
4.70% 7/15/33	200,000	237,126
5.25% 9/15/39	1,025,000	1,311,074
5.375% 4/1/56	200,000	258,153
5.50% 7/18/17	100,000	106,066
5.88% 4/1/36	75,000	102,219
6.15% 1/15/38	100,000	141,822
7.125% 5/1/30	100,000	147,402

Total Agency Obligations (Cost $69,998,060)		72,448,396

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.74%
Banc of America Commercial Mortgage Trust Series 2007-5 A4 5.492% 2/10/51	21,115	21,830
Bear Stearns Commercial Mortgage Securities Trust
•Series 2007-PWR16 A4 5.721% 6/11/40	196,007	200,780
•Series 2007-PWR17 A4 5.694% 6/11/50	480,082	498,299
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.705% 12/10/49	400,000	412,348
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,295,227
Series 2013-GC11 AS 3.422% 4/10/46	770,000	796,484
Series 2013-GC15 A1 1.378% 9/10/46	399,078	398,319
COMM Mortgage Trust
•Series 2007-C9 A4 5.813% 12/10/49	456,467	474,046
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,026,792
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,491,441
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,612,189
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,068,050

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
¿Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	$597,136
Commercial Mortgage Trust Series 2007-GG11 A4 5.736% 12/10/49	79,764	82,923
•Credit Suisse Commercial Mortgage Trust Series 2008-C1 A3 6.067% 2/15/41	200,000	208,678
Fannie Mae-Aces
•Series 2013-M12 APT 2.395% 3/25/23	606,576	613,469
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,765,748	2,819,380
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,396,252
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,070,910
Series 2015-M1 A2 2.532% 9/25/24	500,000	507,905
FHLMC Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,079,169	1,114,406
¿Series K010 A1 3.32% 7/25/20	475,682	489,148
¿Series K025 A1 1.875% 4/25/22	1,352,986	1,366,738
¿Series K026 A2 2.51% 11/25/22	1,000,000	1,033,938
¿Series K030 A1 2.779% 9/25/22	1,282,963	1,333,064
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,475,167
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,535,469
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,557,257
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,657,250
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,024,189
LB-UBS Commercial Mortgage Trust
•Series 2007-C6 A4 5.858% 7/15/40	467,381	476,937
•Series 2007-C7 A3 5.866% 9/15/45	679,733	714,831
•Series 2008-C1 A2 6.084% 4/15/41	308,603	326,231
Merrill Lynch Mortgage Trust Series 2008-C1 A4 5.69% 2/12/51	634,082	663,897
•ML-CFC Commercial Mortgage Trust Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,084,903
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	748,777
Series 2013-C11 A2 3.085% 8/15/46	750,000	777,380
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,041,069
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,335,845
Morgan Stanley Capital I Trust
•Series 2007-IQ15 A4 5.918% 6/11/49	206,814	214,475
Series 2007-IQ16 A4 5.809% 12/12/49	1,264,281	1,317,432
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,062,977

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
•Series 2007-C32 A3 5.703% 6/15/49	200,000	$204,620
•Series 2007-C33 A5 5.946% 2/15/51	500,000	523,106
Series 2007-C34 A3 5.678% 5/15/46	480,648	494,706
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.298% 7/15/46	400,000	421,319
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,063,177
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	967,262
•Series 2013-C15 C 4.48% 8/15/46	1,000,000	1,010,700

Total Commercial Mortgage-Backed Securities (Cost $47,107,370)		48,628,728

CORPORATE BONDS–25.85%
Aerospace & Defense–0.38%
Boeing
1.65% 10/30/20	100,000	100,062
2.20% 10/30/22	100,000	99,500
2.50% 3/1/25	50,000	50,588
2.60% 10/30/25	100,000	101,804
3.30% 3/1/35	100,000	97,014
3.50% 3/1/45	25,000	23,744
4.875% 2/15/20	200,000	225,145
6.00% 3/15/19	100,000	113,590
6.125% 2/15/33	50,000	66,104
6.875% 3/15/39	100,000	146,201
Boeing Capital 4.70% 10/27/19	300,000	333,378
General Dynamics
1.00% 11/15/17	100,000	100,188
2.25% 11/15/22	250,000	253,003
Honeywell International
3.35% 12/1/23	200,000	213,629
4.25% 3/1/21	50,000	56,011
5.00% 2/15/19	100,000	110,568
5.30% 3/1/18	100,000	108,085
5.375% 3/1/41	65,000	81,360
5.70% 3/15/36	150,000	187,725
5.70% 3/15/37	100,000	126,641
L-3 Communications
3.95% 5/28/24	154,000	148,468
4.75% 7/15/20	100,000	104,750
4.95% 2/15/21	100,000	105,098
Lockheed Martin
1.85% 11/23/18	90,000	91,086
2.50% 11/23/20	150,000	153,804
2.90% 3/1/25	300,000	305,295
3.10% 1/15/23	50,000	51,937
3.35% 9/15/21	100,000	105,943
3.55% 1/15/26	250,000	265,352
3.60% 3/1/35	150,000	146,386
4.07% 12/15/42	279,000	283,057
4.25% 11/15/19	200,000	219,324

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin (continued)
4.50% 5/15/36	40,000	$43,169
4.70% 5/15/46	109,000	122,386
4.85% 9/15/41	100,000	113,351
Northrop Grumman
1.75% 6/1/18	150,000	150,529
3.25% 8/1/23	350,000	366,513
3.50% 3/15/21	100,000	106,636
5.05% 11/15/40	100,000	115,845
Northrop Grumman Systems 7.75% 2/15/31	150,000	216,557
Precision Castparts
1.25% 1/15/18	200,000	200,195
2.50% 1/15/23	200,000	201,181
3.25% 6/15/25	100,000	104,368
3.90% 1/15/43	50,000	51,466
4.20% 6/15/35	100,000	104,340
4.375% 6/15/45	100,000	110,314
Raytheon
2.50% 12/15/22	125,000	128,332
3.125% 10/15/20	200,000	213,673
4.40% 2/15/20	100,000	110,660
4.70% 12/15/41	200,000	228,729
6.40% 12/15/18	50,000	56,671
7.20% 8/15/27	100,000	139,929
Rockwell Collins
3.70% 12/15/23	150,000	160,458
4.80% 12/15/43	100,000	112,635
5.25% 7/15/19	50,000	55,810
United Technologies
f1.778% 5/4/18	250,000	250,710
1.80% 6/1/17	150,000	151,479
3.10% 6/1/22	409,000	433,317
4.15% 5/15/45	250,000	260,131
4.50% 4/15/20	210,000	232,213
4.50% 6/1/42	400,000	434,423
5.375% 12/15/17	150,000	160,728
5.40% 5/1/35	200,000	239,941
6.05% 6/1/36	150,000	188,007
6.125% 2/1/19	250,000	281,268
6.125% 7/15/38	200,000	258,860

		10,679,664

Air Freight & Logistics–0.11%
FedEx
2.625% 8/1/22	55,000	55,734
3.20% 2/1/25	200,000	205,246
3.25% 4/1/26	150,000	154,250
3.875% 8/1/42	100,000	93,497
4.00% 1/15/24	120,000	130,167
4.10% 4/15/43	100,000	95,297
4.10% 2/1/45	200,000	191,034

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx (continued)
4.55% 4/1/46	150,000	$154,787
4.75% 11/15/45	350,000	371,908
4.90% 1/15/34	60,000	65,027
8.00% 1/15/19	100,000	117,233
JB Hunt Transport Services 3.85% 3/15/24	150,000	156,493
United Parcel Service
2.45% 10/1/22	125,000	130,053
3.125% 1/15/21	350,000	374,864
3.625% 10/1/42	75,000	75,312
4.875% 11/15/40	55,000	66,127
5.125% 4/1/19	200,000	222,266
6.20% 1/15/38	255,000	348,731

		3,008,026

Airlines–0.09%
American Airlines Pass Through Trust
¿Series 2013-2 Class A 4.95% 1/15/23	336,063	359,980
¿Series 2015-1 Class A 3.375% 5/1/27	97,978	95,651
¿Series 2015-1 Class B 3.70% 5/1/23	671,354	640,304
Continental Airlines Pass Through Trust
¿Series 2010-1 Class A 4.75% 1/12/21	73,497	77,631
¿Series 2012-1 Class A 4.15% 4/11/24	219,238	226,364
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	47,193	53,034
¿Series 2010-2 Class A 4.95% 5/23/19	58,234	61,291
¿Series 2015-1 Class AA 3.625% 7/30/27	93,118	92,187
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	36,064	34,983
Southwest Airlines
2.65% 11/5/20	100,000	102,069
2.75% 11/6/19	50,000	51,477
¿Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	25,000	25,156
United Airlines Pass Through Trust
¿Series 2014-2 Class A 3.75% 9/3/26	194,181	194,423
¿Series 2015-1 Class AA 3.45% 12/1/27	175,000	176,531
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	41,524	46,403
¿Series 2012-2 Class A 4.625% 6/3/25	82,915	87,942
¿Series 2013-1 Class A 3.95% 11/15/25	90,462	92,995

		2,418,421

Auto Components–0.06%
Delphi 5.00% 2/15/23	300,000	316,500
Delphi Automotive
3.15% 11/19/20	50,000	51,101
4.25% 1/15/26	100,000	104,587

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Johnson Controls
1.40% 11/2/17	500,000	$499,579
3.625% 7/2/24	107,000	109,210
4.25% 3/1/21	60,000	63,517
4.95% 7/2/64	94,000	85,445
5.00% 3/30/20	100,000	109,080
5.70% 3/1/41	70,000	76,227
Magna International 3.625% 6/15/24	200,000	200,876

		1,616,122

Automobiles–0.09%
Daimler Finance North America 8.50% 1/18/31	200,000	307,011
Ford Motor
4.75% 1/15/43	400,000	402,827
7.45% 7/16/31	650,000	848,950
General Motors
6.25% 10/2/43	600,000	642,994
6.60% 4/1/36	105,000	115,868
6.75% 4/1/46	75,000	85,550
Harley-Davidson
3.50% 7/28/25	50,000	52,018
4.625% 7/28/45	50,000	51,984

		2,507,202

Beverages–0.76%
Anheuser-Busch 6.45% 9/1/37	100,000	128,128
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	251,046
1.90% 2/1/19	825,000	837,125
2.625% 1/17/23	450,000	452,238
2.65% 2/1/21	1,340,000	1,377,884
3.30% 2/1/23	860,000	894,876
3.65% 2/1/26	1,600,000	1,684,622
4.00% 1/17/43	100,000	98,644
4.625% 2/1/44	550,000	597,193
4.70% 2/1/36	950,000	1,028,660
4.90% 2/1/46	1,230,000	1,377,958
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	500,000	502,829
2.50% 7/15/22	450,000	454,151
3.75% 7/15/42	136,000	129,525
4.375% 2/15/21	30,000	33,190
5.375% 1/15/20	400,000	451,278
6.375% 1/15/40	200,000	255,181
7.75% 1/15/19	500,000	582,981
8.20% 1/15/39	200,000	303,053
Beam Suntory 1.75% 6/15/18	250,000	250,336
Bottling Group 5.125% 1/15/19	200,000	221,203
Brown-Forman
1.00% 1/15/18	250,000	248,809
3.75% 1/15/43	125,000	120,537

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola
0.875% 10/27/17	55,000	$55,110
1.65% 3/14/18	250,000	253,835
1.65% 11/1/18	500,000	509,349
2.45% 11/1/20	500,000	522,289
2.50% 4/1/23	250,000	257,251
2.875% 10/27/25	100,000	104,154
3.15% 11/15/20	170,000	182,711
3.30% 9/1/21	250,000	270,346
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	52,344
Coca-Cola Enterprises
3.50% 9/15/20	100,000	105,974
4.50% 9/1/21	200,000	221,013
Coca-Cola Femsa
2.375% 11/26/18	200,000	203,296
3.875% 11/26/23	200,000	207,884
Diageo Capital
1.50% 5/11/17	125,000	125,662
2.625% 4/29/23	350,000	355,624
3.875% 4/29/43	30,000	30,544
4.828% 7/15/20	100,000	112,630
5.75% 10/23/17	100,000	106,671
5.875% 9/30/36	100,000	123,688
Diageo Investment 8.00% 9/15/22	100,000	129,013
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	65,889
3.40% 11/15/25	150,000	155,409
4.50% 11/15/45	125,000	130,670
6.82% 5/1/18	100,000	110,591
Fomento Economico Mexicano
2.875% 5/10/23	150,000	145,580
4.375% 5/10/43	200,000	196,642
Molson Coors Brewing 5.00% 5/1/42	250,000	261,049
PepsiCo
1.00% 10/13/17	85,000	85,179
1.25% 8/13/17	100,000	100,555
1.25% 4/30/18	500,000	503,963
1.50% 2/22/19	85,000	86,046
2.15% 10/14/20	150,000	153,878
2.75% 3/1/23	550,000	573,453
2.85% 2/24/26	90,000	92,455
3.00% 8/25/21	100,000	106,836
3.125% 11/1/20	250,000	266,507
3.60% 3/1/24	779,000	854,689
3.60% 8/13/42	250,000	246,850
4.00% 3/5/42	100,000	103,693
4.45% 4/14/46	120,000	134,138
4.50% 1/15/20	100,000	111,387
4.875% 11/1/40	100,000	112,805
5.00% 6/1/18	150,000	162,755
5.50% 1/15/40	150,000	184,620

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
7.90% 11/1/18	200,000	$233,038

		21,389,512

Biotechnology–0.37%
Amgen
2.125% 5/15/17	250,000	252,913
2.125% 5/1/20	200,000	202,644
2.20% 5/22/19	650,000	665,426
2.70% 5/1/22	100,000	102,057
3.125% 5/1/25	200,000	203,007
3.625% 5/15/22	100,000	107,137
3.625% 5/22/24	150,000	158,075
3.875% 11/15/21	200,000	217,035
4.10% 6/15/21	100,000	109,157
4.40% 5/1/45	300,000	307,454
4.50% 3/15/20	150,000	164,473
5.15% 11/15/41	250,000	276,894
5.65% 6/15/42	200,000	236,043
5.75% 3/15/40	200,000	236,365
6.15% 6/1/18	250,000	274,469
6.375% 6/1/37	100,000	124,684
6.40% 2/1/39	50,000	62,749
6.90% 6/1/38	150,000	195,848
Biogen
2.90% 9/15/20	250,000	257,555
3.625% 9/15/22	145,000	153,587
4.05% 9/15/25	145,000	155,257
5.20% 9/15/45	255,000	283,951
6.875% 3/1/18	100,000	109,563
Celgene
2.125% 8/15/18	110,000	111,310
2.30% 8/15/18	143,000	145,229
2.875% 8/15/20	200,000	206,202
3.25% 8/15/22	250,000	258,526
3.55% 8/15/22	300,000	314,991
3.625% 5/15/24	200,000	207,074
3.875% 8/15/25	200,000	210,591
3.95% 10/15/20	100,000	107,277
4.00% 8/15/23	100,000	106,366
4.625% 5/15/44	300,000	306,847
5.00% 8/15/45	110,000	119,416
Genzyme 5.00% 6/15/20	100,000	112,689
Gilead Sciences
1.85% 9/4/18	115,000	117,069
2.55% 9/1/20	350,000	360,660
3.25% 9/1/22	125,000	132,197
3.50% 2/1/25	670,000	707,438
3.65% 3/1/26	300,000	319,181
4.40% 12/1/21	200,000	223,585
4.50% 4/1/21	100,000	111,819

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
4.50% 2/1/45	80,000	$84,944
4.60% 9/1/35	200,000	217,480
4.75% 3/1/46	250,000	274,322
4.80% 4/1/44	400,000	439,092
5.65% 12/1/41	250,000	303,869

		10,354,517

Building Products–0.02%
CRH America 8.125% 7/15/18	125,000	140,823
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,660
4.00% 6/15/25	50,000	50,971
Martin Marietta Materials 4.25% 7/2/24	55,000	55,528
Owens Corning
4.20% 12/15/22	212,000	215,148
7.00% 12/1/36	100,000	110,789

		623,919

Capital Markets–2.21%
Affiliated Managers Group 4.25% 2/15/24	100,000	103,154
Ameriprise Financial
5.30% 3/15/20	200,000	223,972
7.30% 6/28/19	200,000	232,985
Apollo Investment 5.25% 3/3/25	50,000	50,003
Ares Capital
3.875% 1/15/20	30,000	30,767
4.875% 11/30/18	100,000	102,799
Bank of New York Mellon
1.30% 1/25/18	600,000	600,989
f1.969% 6/20/17	250,000	252,433
2.10% 8/1/18	500,000	507,680
2.10% 1/15/19	200,000	202,720
2.15% 2/24/20	150,000	151,156
2.30% 9/11/19	500,000	512,171
2.45% 11/27/20	150,000	153,095
2.60% 8/17/20	100,000	102,468
3.00% 2/24/25	100,000	101,331
3.55% 9/23/21	200,000	213,374
3.95% 11/18/25	100,000	110,283
4.15% 2/1/21	100,000	109,263
5.45% 5/15/19	100,000	111,252
Barclays
2.75% 11/8/19	1,000,000	994,272
2.875% 6/8/20	500,000	493,387
3.25% 1/12/21	200,000	199,713
4.375% 1/12/26	200,000	196,644
5.25% 8/17/45	200,000	202,194
Bear Stearns
4.65% 7/2/18	500,000	531,287
7.25% 2/1/18	300,000	329,575

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
BlackRock
3.375% 6/1/22	150,000	$160,100
5.00% 12/10/19	100,000	111,937
6.25% 9/15/17	100,000	107,394
Charles Schwab
1.50% 3/10/18	50,000	50,322
3.00% 3/10/25	100,000	101,473
3.225% 9/1/22	100,000	104,677
3.45% 2/13/26	70,000	73,191
4.45% 7/22/20	100,000	110,457
Deutsche Bank
2.95% 8/20/20	150,000	150,732
3.125% 1/13/21	200,000	199,063
3.70% 5/30/24	490,000	484,546
4.10% 1/13/26	200,000	197,468
6.00% 9/1/17	500,000	526,423
Export-Import Bank of Korea
2.375% 8/12/19	800,000	817,280
2.875% 1/21/25	500,000	510,930
3.25% 11/10/25	200,000	211,345
4.00% 1/29/21	100,000	109,099
5.00% 4/11/22	250,000	288,649
5.125% 6/29/20	100,000	112,672
Franklin Resources
2.85% 3/30/25	100,000	99,342
4.625% 5/20/20	100,000	109,931
FS Investment
4.00% 7/15/19	100,000	100,309
4.75% 5/15/22	50,000	49,591
Goldman Sachs Group
2.375% 1/22/18	500,000	506,654
2.55% 10/23/19	750,000	761,993
2.75% 9/15/20	625,000	634,734
2.875% 2/25/21	250,000	254,680
2.90% 7/19/18	500,000	511,959
3.625% 1/22/23	450,000	464,839
3.75% 5/22/25	750,000	768,804
3.85% 7/8/24	400,000	414,016
4.75% 10/21/45	150,000	157,411
5.15% 5/22/45	360,000	367,104
5.25% 7/27/21	400,000	450,777
5.375% 3/15/20	200,000	222,126
5.75% 1/24/22	750,000	866,375
5.95% 1/18/18	700,000	750,994
5.95% 1/15/27	700,000	804,180
6.00% 6/15/20	500,000	570,581
6.125% 2/15/33	250,000	303,595
6.15% 4/1/18	500,000	541,153
6.25% 9/1/17	300,000	319,416
6.25% 2/1/41	255,000	318,149
6.45% 5/1/36	600,000	697,747

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
6.75% 10/1/37	800,000	$958,461
7.50% 2/15/19	825,000	950,908
Invesco Finance
3.75% 1/15/26	100,000	104,336
4.00% 1/30/24	500,000	526,905
Janus Capital Group 4.875% 8/1/25	150,000	159,915
Jefferies Group
5.125% 1/20/23	150,000	150,762
6.25% 1/15/36	100,000	96,812
8.50% 7/15/19	200,000	228,657
KFW
^0.419% 4/18/36	200,000	113,543
^0.43% 6/29/37	500,000	266,123
0.875% 9/5/17	350,000	350,105
1.00% 1/26/18	1,000,000	1,001,227
1.00% 6/11/18	1,000,000	999,329
1.625% 3/15/21	1,000,000	1,004,023
1.875% 11/30/20	500,000	509,360
2.00% 10/4/22	700,000	710,847
2.00% 5/2/25	1,200,000	1,198,818
2.125% 1/17/23	1,000,000	1,023,422
2.50% 11/20/24	1,000,000	1,041,415
2.625% 1/25/22	400,000	421,557
2.75% 9/8/20	2,500,000	2,641,450
4.00% 1/27/20	750,000	822,565
4.375% 3/15/18	350,000	373,053
4.50% 7/16/18	800,000	862,639
4.875% 6/17/19	500,000	557,045
Korea Development Bank
2.25% 8/7/17	250,000	252,963
3.00% 3/17/19	500,000	517,779
3.50% 8/22/17	250,000	257,103
3.875% 5/4/17	200,000	205,471
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	500,595
1.375% 10/23/19	300,000	301,342
1.75% 4/15/19	1,125,000	1,145,950
2.375% 9/13/17	300,000	306,641
Lazard Group
3.75% 2/13/25	100,000	92,472
4.25% 11/14/20	106,000	110,810
Legg Mason
4.75% 3/15/26	150,000	152,390
5.625% 1/15/44	100,000	98,514
Lloyds Bank
2.00% 8/17/18	200,000	200,656
2.05% 1/22/19	200,000	200,122
2.30% 11/27/18	250,000	252,138
2.70% 8/17/20	200,000	202,519
3.50% 5/14/25	200,000	207,112
6.375% 1/21/21	300,000	355,787

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Lloyds Banking Group
#144A 4.582% 12/10/25	300,000	$294,687
4.65% 3/24/26	200,000	198,605
Morgan Stanley
1.875% 1/5/18	600,000	602,167
2.125% 4/25/18	700,000	705,207
2.45% 2/1/19	170,000	172,632
2.50% 1/24/19	250,000	254,538
2.65% 1/27/20	500,000	507,851
3.70% 10/23/24	1,125,000	1,164,049
3.75% 2/25/23	500,000	521,773
3.875% 1/27/26	265,000	277,015
3.95% 4/23/27	300,000	300,985
4.00% 7/23/25	200,000	209,533
4.10% 5/22/23	350,000	361,492
4.30% 1/27/45	500,000	505,199
4.35% 9/8/26	300,000	309,370
4.875% 11/1/22	250,000	271,244
5.00% 11/24/25	175,000	189,753
5.50% 1/26/20	200,000	223,086
5.50% 7/28/21	300,000	342,773
5.55% 4/27/17	350,000	365,033
5.625% 9/23/19	350,000	389,779
5.75% 1/25/21	650,000	744,792
5.95% 12/28/17	300,000	321,103
6.25% 8/9/26	100,000	119,303
6.375% 7/24/42	850,000	1,118,386
6.625% 4/1/18	500,000	546,525
7.25% 4/1/32	100,000	134,975
7.30% 5/13/19	300,000	345,519
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	101,881
Nomura Holdings
2.75% 3/19/19	350,000	355,361
6.70% 3/4/20	83,000	95,860
Northern Trust
3.45% 11/4/20	100,000	106,607
3.95% 10/30/25	250,000	269,990
6.50% 8/15/18	850,000	946,874
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	350,423
1.375% 2/10/20	300,000	299,757
1.875% 1/20/21	900,000	913,351
PennantPark Investment 4.50% 10/1/19	150,000	148,633
Prospect Capital 5.00% 7/15/19	200,000	181,257
Raymond James Financial 8.60% 8/15/19	200,000	239,952
TD Ameritrade Holding 2.95% 4/1/22	250,000	255,372
UBS
1.375% 6/1/17	750,000	749,167
1.375% 8/14/17	500,000	498,928

		61,737,613

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.47%
Agrium
3.15% 10/1/22	100,000	$98,276
4.125% 3/15/35	500,000	435,849
6.125% 1/15/41	245,000	269,470
6.75% 1/15/19	100,000	110,224
Air Products & Chemicals
3.35% 7/31/24	250,000	262,991
4.375% 8/21/19	50,000	53,966
Airgas
2.90% 11/15/22	150,000	149,190
3.05% 8/1/20	100,000	102,426
Albemarle 5.45% 12/1/44	500,000	480,490
CF Industries
3.45% 6/1/23	38,000	36,813
4.95% 6/1/43	38,000	33,188
5.15% 3/15/34	450,000	424,991
7.125% 5/1/20	200,000	227,871
Cytec Industries 3.95% 5/1/25	100,000	97,156
Dow Chemical
4.25% 11/15/20	700,000	763,103
4.375% 11/15/42	400,000	385,434
5.25% 11/15/41	100,000	106,715
7.375% 11/1/29	125,000	160,617
8.55% 5/15/19	355,000	422,571
9.40% 5/15/39	100,000	151,876
E.I. du Pont de Nemours
3.625% 1/15/21	100,000	106,345
4.15% 2/15/43	100,000	94,641
4.25% 4/1/21	150,000	164,457
5.75% 3/15/19	100,000	111,846
6.00% 7/15/18	400,000	440,922
6.50% 1/15/28	150,000	184,176
Eastman Chemical
3.60% 8/15/22	225,000	234,518
3.80% 3/15/25	100,000	102,724
4.65% 10/15/44	70,000	67,199
4.80% 9/1/42	250,000	237,961
5.50% 11/15/19	100,000	110,891
Ecolab
2.00% 1/14/19	100,000	100,957
2.25% 1/12/20	200,000	202,218
3.25% 1/14/23	100,000	102,920
4.35% 12/8/21	200,000	221,082
FMC
3.95% 2/1/22	100,000	102,855
4.10% 2/1/24	100,000	104,155
International Flavors & Fragrances 3.20% 5/1/23	50,000	49,662
Lubrizol 8.875% 2/1/19	150,000	178,692
LYB International Finance 4.00% 7/15/23	200,000	210,160

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
LyondellBasell Industries
5.00% 4/15/19	500,000	$534,523
6.00% 11/15/21	350,000	403,044
Methanex 5.65% 12/1/44	200,000	162,060
Monsanto
2.125% 7/15/19	400,000	406,399
2.20% 7/15/22	100,000	97,405
3.60% 7/15/42	125,000	101,357
4.70% 7/15/64	250,000	216,957
5.125% 4/15/18	25,000	26,721
5.875% 4/15/38	50,000	55,731
Mosaic
4.25% 11/15/23	125,000	130,847
5.45% 11/15/33	104,000	107,224
5.625% 11/15/43	200,000	209,614
NewMarket 4.10% 12/15/22	50,000	50,937
Potash of Saskatchewan
3.00% 4/1/25	300,000	287,410
4.875% 3/30/20	10,000	10,779
6.50% 5/15/19	145,000	162,297
PPG Industries
2.30% 11/15/19	100,000	101,501
3.60% 11/15/20	100,000	104,766
Praxair
1.05% 11/7/17	175,000	174,401
1.25% 11/7/18	100,000	99,705
2.20% 8/15/22	100,000	100,104
2.25% 9/24/20	250,000	253,491
2.70% 2/21/23	100,000	102,892
4.05% 3/15/21	100,000	109,882
4.50% 8/15/19	100,000	109,457
Rohm & Haas 7.85% 7/15/29	150,000	200,606
RPM International
5.25% 6/1/45	100,000	99,447
6.125% 10/15/19	100,000	110,947
Sherwin-Williams 1.35% 12/15/17	200,000	200,003
Syngenta Finance 3.125% 3/28/22	100,000	100,279
Valspar
3.95% 1/15/26	250,000	258,582
7.25% 6/15/19	50,000	57,045
Westlake Chemical 3.60% 7/15/22	50,000	49,738

		13,097,749

Commercial Banks–2.56%
Abbey National Treasury Services
2.00% 8/24/18	533,000	536,203
2.35% 9/10/19	335,000	336,418
2.50% 3/14/19	150,000	151,494
3.05% 8/23/18	250,000	256,983
American Express Bank 6.00% 9/13/17	250,000	265,513
American Express Centurion Bank
5.95% 6/12/17	100,000	104,928

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
American Express Centurion Bank (continued)
6.00% 9/13/17	100,000	$106,205
Australia & New Zealand Banking Group
1.25% 6/13/17	350,000	349,886
1.45% 5/15/18	250,000	249,835
2.70% 11/16/20	250,000	257,253
3.70% 11/16/25	250,000	266,515
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	202,266
Bancolombia 5.95% 6/3/21	200,000	216,750
Bank of America North America
1.75% 6/5/18	500,000	500,040
2.05% 12/7/18	750,000	757,115
6.00% 10/15/36	400,000	487,122
Bank of Montreal
1.45% 4/9/18	500,000	499,480
1.80% 7/31/18	200,000	200,869
2.55% 11/6/22	300,000	303,951
Bank of Nova Scotia
1.25% 4/11/17	200,000	200,396
1.375% 12/18/17	150,000	149,934
1.45% 4/25/18	250,000	250,135
1.85% 4/14/20	500,000	498,479
1.95% 1/15/19	350,000	352,787
2.35% 10/21/20	150,000	151,755
2.45% 3/22/21	150,000	151,261
2.80% 7/21/21	550,000	564,330
4.50% 12/16/25	150,000	150,042
Bank One 8.00% 4/29/27	100,000	130,640
Barclays Bank 5.14% 10/14/20	200,000	213,694
BB&T
2.05% 6/19/18	350,000	354,227
2.45% 1/15/20	700,000	712,515
4.90% 6/30/17	100,000	104,028
BNP Paribas
2.375% 9/14/17	250,000	253,136
2.70% 8/20/18	300,000	306,795
3.25% 3/3/23	500,000	515,707
4.25% 10/15/24	200,000	202,715
5.00% 1/15/21	300,000	335,455
BPCE
2.25% 1/27/20	550,000	551,887
2.50% 12/10/18	250,000	254,544
2.50% 7/15/19	250,000	253,412
Branch Banking & Trust
1.35% 10/1/17	250,000	250,421
2.30% 10/15/18	250,000	254,006
3.625% 9/16/25	250,000	262,175
Canadian Imperial Bank of Commerce 1.55% 1/23/18	200,000	200,257
Capital One 2.40% 9/5/19	300,000	299,407

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Capital One Financial
2.45% 4/24/19	350,000	$353,970
3.20% 2/5/25	150,000	148,780
3.50% 6/15/23	600,000	608,162
4.20% 10/29/25	200,000	202,895
4.75% 7/15/21	100,000	109,711
Citizens Financial Group
4.30% 12/3/25	150,000	155,361
4.35% 8/1/25	300,000	311,151
Comerica
2.125% 5/23/19	50,000	49,532
3.80% 7/22/26	60,000	58,333
Comerica Bank 4.00% 7/27/25	250,000	251,359
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	250,465
1.90% 9/18/17	250,000	251,954
2.05% 3/15/19	250,000	252,937
2.25% 3/13/19	250,000	253,860
2.30% 9/6/19	250,000	253,320
2.50% 9/20/18	800,000	815,644
2.55% 3/15/21	250,000	253,813
Compass Bank
3.875% 4/10/25	250,000	234,916
6.40% 10/1/17	100,000	105,202
Cooperatieve Rabobank
1.70% 3/19/18	250,000	251,472
2.25% 1/14/19	300,000	304,716
2.50% 1/19/21	250,000	252,509
3.375% 5/21/25	500,000	514,055
3.875% 2/8/22	250,000	266,867
3.95% 11/9/22	250,000	256,463
4.50% 1/11/21	550,000	606,285
4.625% 12/1/23	350,000	370,056
5.25% 5/24/41	150,000	179,390
5.25% 8/4/45	250,000	271,412
#Corpbanca 144A 3.875% 9/22/19	300,000	307,992
Credit Suisse New York
1.375% 5/26/17	1,000,000	997,331
1.70% 4/27/18	250,000	248,990
2.30% 5/28/19	250,000	252,483
3.625% 9/9/24	700,000	710,517
4.375% 8/5/20	200,000	215,772
5.30% 8/13/19	100,000	109,794
6.00% 2/15/18	500,000	533,194
Discover Bank
2.00% 2/21/18	250,000	248,816
2.60% 11/13/18	455,000	456,419
4.20% 8/8/23	250,000	261,731
Fifth Third Bancorp
2.875% 7/27/20	500,000	508,220
3.50% 3/15/22	200,000	208,774
4.30% 1/16/24	250,000	263,971

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Fifth Third Bancorp (continued)
8.25% 3/1/38	100,000	$146,580
Fifth Third Bank 2.30% 3/15/19	200,000	201,891
HSBC Bank USA
5.625% 8/15/35	500,000	558,529
5.875% 11/1/34	100,000	114,732
7.00% 1/15/39	100,000	124,999
HSBC Holdings
3.40% 3/8/21	250,000	255,296
4.00% 3/30/22	500,000	525,889
4.25% 3/14/24	300,000	303,623
4.30% 3/8/26	250,000	258,766
5.10% 4/5/21	300,000	330,217
6.10% 1/14/42	200,000	250,127
6.50% 5/2/36	200,000	234,107
6.50% 9/15/37	200,000	235,624
6.80% 6/1/38	200,000	242,707
HSBC USA
1.625% 1/16/18	500,000	499,263
2.00% 8/7/18	150,000	150,520
2.25% 6/23/19	300,000	300,929
2.75% 8/7/20	100,000	100,526
3.50% 6/23/24	800,000	813,460
5.00% 9/27/20	300,000	323,885
Huntington Bancshares 2.60% 8/2/18	250,000	252,179
Huntington National Bank
2.20% 11/6/18	250,000	250,561
2.40% 4/1/20	250,000	248,293
2.875% 8/20/20	250,000	251,239
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	517,508
Intesa Sanpaolo
3.875% 1/16/18	300,000	307,136
3.875% 1/15/19	600,000	617,758
JPMorgan Chase Bank 6.00% 10/1/17	950,000	1,008,795
KeyBank
1.65% 2/1/18	250,000	250,221
2.35% 3/8/19	250,000	252,372
3.18% 5/22/22	300,000	303,958
KeyCorp
2.90% 9/15/20	195,000	198,402
5.10% 3/24/21	300,000	332,354
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	353,519
2.30% 1/30/19	250,000	253,535
MUFG Union Bank 2.625% 9/26/18	250,000	254,548
National Australia Bank
2.625% 7/23/20	250,000	254,887
3.00% 1/20/23	500,000	510,923
National Bank of Canada 2.10% 12/14/18	250,000	251,811
National City 6.875% 5/15/19	100,000	112,647

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank
1.50% 2/23/18	300,000	$300,390
1.80% 11/5/18	250,000	251,374
1.95% 3/4/19	250,000	252,459
2.30% 6/1/20	250,000	252,660
2.45% 11/5/20	250,000	254,417
2.60% 7/21/20	250,000	255,647
2.70% 11/1/22	250,000	248,495
4.20% 11/1/25	500,000	554,979
6.875% 4/1/18	150,000	164,331
PNC Funding
3.30% 3/8/22	300,000	314,321
5.125% 2/8/20	100,000	111,471
6.70% 6/10/19	150,000	171,609
Regions Bank 2.25% 9/14/18	250,000	249,718
Regions Financial
2.00% 5/15/18	250,000	248,540
3.20% 2/8/21	100,000	100,942
Royal Bank of Canada
1.20% 9/19/17	350,000	349,729
1.25% 6/16/17	450,000	450,616
1.80% 7/30/18	150,000	150,793
2.00% 12/10/18	500,000	505,058
2.15% 3/15/19	200,000	202,838
2.15% 3/6/20	250,000	254,691
2.20% 7/27/18	150,000	152,333
2.20% 9/23/19	550,000	560,756
2.35% 10/30/20	1,000,000	1,013,207
Royal Bank of Scotland Group
4.80% 4/5/26	200,000	201,162
6.40% 10/21/19	300,000	336,857
Santander Issuances 5.179% 11/19/25	200,000	193,631
Santander UK Group Holdings 2.875% 10/16/20	100,000	99,693
Skandinaviska Enskilda Banken 2.625% 3/15/21	250,000	253,279
Societe Generale 2.75% 10/12/17	150,000	151,958
Sumitomo Mitsui Banking
1.80% 7/18/17	250,000	250,269
2.05% 1/18/19	250,000	251,168
2.45% 1/10/19	300,000	305,010
2.45% 1/16/20	600,000	607,419
2.50% 7/19/18	250,000	253,561
2.65% 7/23/20	400,000	407,575
3.20% 7/18/22	250,000	257,112
Sumitomo Mitsui Financial Group
2.934% 3/9/21	200,000	203,976
3.784% 3/9/26	200,000	206,407
SunTrust Bank 7.25% 3/15/18	200,000	219,523
SunTrust Banks
2.50% 5/1/19	450,000	454,582
2.90% 3/3/21	100,000	101,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
SVB Financial Group 5.375% 9/15/20	150,000	$167,008
Svenska Handelsbanken
1.625% 3/21/18	250,000	250,985
2.40% 10/1/20	400,000	403,846
2.45% 3/30/21	250,000	252,481
2.50% 1/25/19	250,000	256,111
Toronto-Dominion Bank
1.125% 5/2/17	250,000	250,213
1.40% 4/30/18	650,000	649,700
1.95% 1/22/19	250,000	252,313
2.125% 7/2/19	200,000	203,120
2.125% 4/7/21	150,000	149,745
2.25% 11/5/19	250,000	253,496
2.50% 12/14/20	200,000	203,756
2.625% 9/10/18	100,000	102,442
U.S. Bancorp
1.65% 5/15/17	550,000	552,972
1.95% 11/15/18	600,000	609,680
2.35% 1/29/21	150,000	152,391
2.95% 7/15/22	200,000	205,466
3.00% 3/15/22	150,000	156,589
@3.60% 9/11/24	250,000	263,735
3.70% 1/30/24	250,000	271,664
U.S. Bank 1.375% 9/11/17	250,000	250,757
Wachovia
5.50% 8/1/35	150,000	167,535
5.75% 2/1/18	600,000	646,129
Wells Fargo
1.15% 6/2/17	250,000	250,314
1.50% 1/16/18	250,000	251,534
2.15% 1/15/19	1,187,000	1,208,792
2.50% 3/4/21	350,000	354,666
2.55% 12/7/20	300,000	305,700
2.60% 7/22/20	1,050,000	1,075,099
3.30% 9/9/24	250,000	258,217
3.45% 2/13/23	250,000	256,614
3.50% 3/8/22	600,000	640,124
3.90% 5/1/45	510,000	511,386
4.10% 6/3/26	740,000	777,636
4.125% 8/15/23	300,000	320,338
4.30% 7/22/27	750,000	796,856
4.60% 4/1/21	350,000	388,595
4.65% 11/4/44	225,000	231,843
5.375% 11/2/43	775,000	877,977
5.625% 12/11/17	150,000	160,817
Wells Fargo Bank
1.65% 1/22/18	250,000	251,947
5.85% 2/1/37	450,000	548,989
6.00% 11/15/17	300,000	321,888
6.60% 1/15/38	450,000	596,594
Wells Fargo Capital X 5.95% 12/15/36	100,000	102,280

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Westpac Banking
1.20% 5/19/17	158,000	$157,866
1.50% 12/1/17	150,000	150,522
1.55% 5/25/18	100,000	100,038
1.60% 1/12/18	250,000	250,366
1.95% 11/23/18	500,000	504,432
2.00% 8/14/17	250,000	252,414
2.25% 7/30/18	100,000	101,629
2.25% 1/17/19	150,000	152,422
2.30% 5/26/20	100,000	101,328
2.60% 11/23/20	150,000	152,953
4.875% 11/19/19	250,000	276,046

		71,732,363

Commercial Services & Supplies–0.09%
Cintas No. 2 4.30% 6/1/21	60,000	65,355
Pitney Bowes
4.625% 3/15/24	200,000	204,298
4.75% 5/15/18	200,000	210,657
Republic Services
3.20% 3/15/25	250,000	251,803
3.80% 5/15/18	100,000	104,325
4.75% 5/15/23	100,000	111,782
5.25% 11/15/21	100,000	114,017
5.50% 9/15/19	299,000	332,247
5.70% 5/15/41	50,000	58,979
Verisk Analytics
4.00% 6/15/25	100,000	100,928
4.125% 9/12/22	100,000	103,834
Waste Management
3.125% 3/1/25	100,000	102,677
3.50% 5/15/24	250,000	261,923
3.90% 3/1/35	550,000	535,641
4.10% 3/1/45	55,000	55,443

		2,613,909

Communications Equipment–0.22%
Cisco Systems
1.40% 2/28/18	100,000	100,871
1.60% 2/28/19	275,000	279,090
1.65% 6/15/18	100,000	101,442
2.20% 2/28/21	150,000	153,091
2.45% 6/15/20	100,000	103,912
2.60% 2/28/23	150,000	154,462
2.90% 3/4/21	615,000	647,588
2.95% 2/28/26	150,000	155,830
3.00% 6/15/22	60,000	63,778
3.50% 6/15/25	45,000	48,875
3.625% 3/4/24	100,000	109,891
4.45% 1/15/20	300,000	332,673
4.95% 2/15/19	450,000	498,156

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Cisco Systems (continued)
5.50% 1/15/40	200,000	$249,664
5.90% 2/15/39	300,000	388,708
Harris
2.70% 4/27/20	30,000	30,113
3.832% 4/27/25	450,000	464,320
4.854% 4/27/35	70,000	72,983
5.054% 4/27/45	70,000	74,872
Juniper Networks
3.125% 2/26/19	50,000	50,885
4.60% 3/15/21	100,000	105,715
5.95% 3/15/41	100,000	91,482
Motorola Solutions
3.50% 3/1/23	100,000	91,997
4.00% 9/1/24	250,000	231,147
QUALCOMM
1.40% 5/18/18	196,000	197,053
3.00% 5/20/22	300,000	313,062
3.45% 5/20/25	300,000	310,851
4.65% 5/20/35	200,000	205,679
4.80% 5/20/45	200,000	198,580
Telefonakaiebolaget LM Ericsson 4.125% 5/15/22	250,000	260,835

		6,087,605

Computers & Peripherals–0.06%
Cadence Design Systems 4.375% 10/15/24	75,000	76,124
EMC
1.875% 6/1/18	250,000	244,574
2.65% 6/1/20	300,000	281,304
3.375% 6/1/23	250,000	209,675
Lexmark International 5.125% 3/15/20	100,000	104,497
NetApp 3.375% 6/15/21	150,000	150,905
Seagate HDD Cayman 3.75% 11/15/18	600,000	597,735

		1,664,814

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	257,529
4.375% 5/8/42	187,000	197,687
Fluor 3.50% 12/15/24	100,000	103,697
Leucadia National 5.50% 10/18/23	200,000	188,247

		747,160

Consumer Finance–0.75%
American Express
1.55% 5/22/18	250,000	249,253
2.65% 12/2/22	115,000	114,813
4.05% 12/3/42	135,000	135,128
6.15% 8/28/17	300,000	319,117
7.00% 3/19/18	100,000	109,739
8.125% 5/20/19	100,000	118,445

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express Credit
1.80% 7/31/18	150,000	$150,699
1.875% 11/5/18	265,000	266,730
2.125% 7/27/18	500,000	503,649
2.25% 8/15/19	200,000	202,588
2.60% 9/14/20	200,000	204,979
American Honda Finance
0.95% 5/5/17	350,000	350,126
1.20% 7/14/17	200,000	200,389
1.55% 12/11/17	200,000	201,072
1.60% 7/13/18	200,000	201,243
1.70% 2/22/19	50,000	50,437
2.125% 10/10/18	200,000	203,675
2.45% 9/24/20	150,000	154,671
Capital One Bank USA
2.15% 11/21/18	400,000	399,947
2.25% 2/13/19	500,000	499,104
8.80% 7/15/19	200,000	236,251
Caterpillar Financial Services
1.50% 2/23/18	100,000	100,575
1.625% 6/1/17	500,000	503,134
1.70% 6/16/18	700,000	705,825
2.45% 9/6/18	250,000	257,013
2.50% 11/13/20	250,000	257,223
3.30% 6/9/24	150,000	156,885
7.15% 2/15/19	200,000	231,027
Discover Financial Services
3.75% 3/4/25	100,000	97,516
3.95% 11/6/24	100,000	99,207
5.20% 4/27/22	100,000	107,070
Ford Motor Credit
1.724% 12/6/17	550,000	546,169
2.24% 6/15/18	245,000	245,442
2.375% 1/16/18	250,000	250,555
2.375% 3/12/19	200,000	201,051
2.459% 3/27/20	200,000	198,862
2.551% 10/5/18	200,000	200,813
3.00% 6/12/17	250,000	253,374
3.157% 8/4/20	300,000	306,329
3.20% 1/15/21	300,000	306,971
3.336% 3/18/21	200,000	206,043
3.664% 9/8/24	250,000	252,925
4.134% 8/4/25	300,000	312,783
5.00% 5/15/18	500,000	528,227
5.75% 2/1/21	200,000	226,637
5.875% 8/2/21	750,000	860,603
General Motors Financial
3.10% 1/15/19	200,000	202,526
3.15% 1/15/20	800,000	803,130
3.20% 7/13/20	200,000	199,751
3.70% 11/24/20	250,000	255,044
4.00% 1/15/25	600,000	583,793

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
General Motors Financial (continued)
4.20% 3/1/21	250,000	$258,500
4.30% 7/13/25	100,000	99,167
4.75% 8/15/17	700,000	722,850
5.25% 3/1/26	200,000	209,582
HSBC Finance 6.676% 1/15/21	323,000	370,870
John Deere Capital
1.55% 12/15/17	600,000	604,134
1.60% 7/13/18	50,000	50,417
1.70% 1/15/20	350,000	349,343
2.25% 4/17/19	200,000	204,265
2.30% 9/16/19	500,000	512,475
2.80% 3/6/23	200,000	203,495
5.50% 4/13/17	150,000	157,104
PACCAR Financial
1.40% 5/18/18	125,000	125,189
1.75% 8/14/18	35,000	35,197
2.50% 8/14/20	50,000	51,087
Toyota Motor Credit
1.25% 10/5/17	250,000	250,488
1.70% 2/19/19	150,000	151,464
1.75% 5/22/17	550,000	554,502
2.10% 1/17/19	350,000	357,313
2.125% 7/18/19	200,000	204,614
2.75% 5/17/21	250,000	259,161
3.30% 1/12/22	400,000	430,092
3.40% 9/15/21	600,000	644,850

		21,134,717

Containers & Packaging–0.04%
Avery Dennison 5.375% 4/15/20	50,000	55,257
Bemis
4.50% 10/15/21	300,000	322,807
6.80% 8/1/19	10,000	11,298
Packaging Corporation of America
3.90% 6/15/22	50,000	51,381
4.50% 11/1/23	150,000	157,533
Sonoco Products
4.375% 11/1/21	100,000	107,358
5.75% 11/1/40	100,000	113,647
WestRock RKT 4.90% 3/1/22	200,000	215,108

		1,034,389

Diversified Consumer Services–0.07%
Block Financial 4.125% 10/1/20	250,000	258,357
Board of Trustees of the Leland Stanford Junior University
3.46% 5/1/47	75,000	75,594
4.75% 5/1/19	250,000	276,137
California Institute of Technology 4.321% 8/1/45	60,000	66,819
Cornell University 5.45% 2/1/19	200,000	223,034

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
George Washington University 4.30% 9/15/44	100,000	$103,167
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	255,951
Metropolitan Museum of Art 3.40% 7/1/45	50,000	47,690
Northwestern University
3.688% 12/1/38	70,000	73,725
3.868% 12/1/48	100,000	105,721
President and Fellows of Harvard College 3.619% 10/1/37	72,000	73,529
Princeton University
4.95% 3/1/19	100,000	110,684
5.70% 3/1/39	50,000	68,453
Trustees of Dartmouth College 4.75% 6/1/19	50,000	55,309
Vanderbilt University 5.25% 4/1/19	50,000	55,678
William Marsh Rice University 3.574% 5/15/45	100,000	99,310
Yale University 2.086% 4/15/19	100,000	102,504

		2,051,662

Diversified Financial Services–1.91%
Air Lease
2.625% 9/4/18	100,000	99,426
3.375% 1/15/19	250,000	249,844
3.875% 4/1/21	125,000	127,656
4.25% 9/15/24	300,000	297,000
Bank of America
2.00% 1/11/18	500,000	502,277
2.25% 4/21/20	250,000	247,824
2.60% 1/15/19	543,000	552,551
2.625% 10/19/20	200,000	201,608
3.30% 1/11/23	1,000,000	1,009,923
3.875% 8/1/25	400,000	415,387
3.95% 4/21/25	250,000	249,208
4.00% 4/1/24	475,000	499,108
4.10% 7/24/23	1,350,000	1,422,363
4.25% 10/22/26	1,133,000	1,152,324
4.45% 3/3/26	430,000	443,867
5.00% 5/13/21	350,000	388,903
5.00% 1/21/44	650,000	720,175
5.625% 7/1/20	250,000	281,196
5.65% 5/1/18	500,000	537,000
5.75% 12/1/17	550,000	584,674
5.875% 1/5/21	250,000	286,166
5.875% 2/7/42	218,000	265,147
6.00% 9/1/17	500,000	528,603
6.11% 1/29/37	200,000	230,687
6.40% 8/28/17	200,000	212,649
6.875% 4/25/18	800,000	878,843
6.875% 11/15/18	300,000	335,831

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
7.625% 6/1/19	300,000	$349,382
7.75% 5/14/38	200,000	274,052
BP Capital Markets
1.375% 11/6/17	150,000	149,550
1.375% 5/10/18	150,000	149,163
1.846% 5/5/17	150,000	150,749
2.237% 5/10/19	400,000	405,030
2.241% 9/26/18	400,000	405,226
2.315% 2/13/20	650,000	655,715
2.75% 5/10/23	250,000	245,439
3.245% 5/6/22	200,000	205,996
3.535% 11/4/24	100,000	102,279
3.994% 9/26/23	250,000	264,438
4.742% 3/11/21	500,000	555,152
4.75% 3/10/19	300,000	323,813
Citigroup
1.55% 8/14/17	250,000	250,035
1.70% 4/27/18	700,000	697,830
1.75% 5/1/18	500,000	498,883
1.85% 11/24/17	50,000	50,133
2.05% 12/7/18	1,150,000	1,155,567
2.40% 2/18/20	750,000	753,561
2.50% 7/29/19	500,000	507,122
2.65% 10/26/20	350,000	353,679
2.70% 3/30/21	300,000	302,538
3.70% 1/12/26	400,000	411,327
3.75% 6/16/24	400,000	415,046
3.875% 10/25/23	350,000	367,120
4.05% 7/30/22	107,000	111,510
4.30% 11/20/26	400,000	398,914
4.45% 9/29/27	600,000	605,096
4.50% 1/14/22	730,000	800,199
4.60% 3/9/26	105,000	107,874
4.65% 7/30/45	250,000	262,875
5.30% 5/6/44	167,000	175,382
5.50% 9/13/25	200,000	219,269
5.875% 2/22/33	200,000	220,510
5.875% 1/30/42	150,000	181,156
6.00% 10/31/33	100,000	109,975
6.625% 6/15/32	100,000	117,093
6.675% 9/13/43	150,000	182,434
8.125% 7/15/39	350,000	519,397
CME Group
3.00% 9/15/22	300,000	311,386
5.30% 9/15/43	100,000	119,409
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	592,658
3.80% 9/15/22	400,000	398,674
4.875% 5/15/45	400,000	382,519
GE Capital International Funding
#144A 0.964% 4/15/16	842,000	842,050

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GE Capital International Funding (continued)
#144A 2.342% 11/15/20	2,000,000	$2,050,222
#144A 4.418% 11/15/35	1,354,000	1,473,925
General Electric Capital
5.50% 1/8/20	100,000	114,765
5.875% 1/14/38	272,000	355,107
6.00% 8/7/19	100,000	115,341
6.75% 3/15/32	224,000	305,219
6.875% 1/10/39	201,000	291,633
Intercontinental Exchange
2.75% 12/1/20	85,000	86,897
3.75% 12/1/25	85,000	87,207
4.00% 10/15/23	200,000	210,164
JPMorgan Chase
1.625% 5/15/18	250,000	250,591
1.70% 3/1/18	680,000	682,896
1.80% 1/25/18	600,000	602,946
1.85% 3/22/19	500,000	502,175
2.00% 8/15/17	450,000	454,527
2.55% 10/29/20	275,000	278,881
2.55% 3/1/21	500,000	504,775
2.75% 6/23/20	800,000	819,719
3.20% 1/25/23	1,000,000	1,026,749
3.25% 9/23/22	550,000	574,115
3.30% 4/1/26	500,000	504,687
3.375% 5/1/23	200,000	201,142
3.625% 5/13/24	250,000	260,951
3.875% 2/1/24	750,000	799,930
4.125% 12/15/26	1,000,000	1,040,294
4.25% 10/15/20	750,000	812,362
4.35% 8/15/21	600,000	656,098
4.40% 7/22/20	700,000	762,155
4.95% 6/1/45	500,000	529,815
5.40% 1/6/42	200,000	239,384
5.50% 10/15/40	100,000	120,772
5.60% 7/15/41	500,000	615,307
6.00% 1/15/18	400,000	430,892
6.30% 4/23/19	200,000	226,285
6.40% 5/15/38	450,000	598,903
MasterCard 3.375% 4/1/24	500,000	535,267
McGraw-Hill Financial 6.55% 11/15/37	400,000	463,327
Mitsubishi UFJ Financial Group
2.95% 3/1/21	200,000	203,907
3.85% 3/1/26	200,000	208,289
Moody’s 4.50% 9/1/22	250,000	272,080
MUFG Americas Holdings
1.625% 2/9/18	100,000	99,691
2.25% 2/10/20	100,000	99,547
3.00% 2/10/25	150,000	146,729
Nasdaq
5.25% 1/16/18	60,000	63,531
5.55% 1/15/20	100,000	110,474

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance
0.95% 4/24/17	200,000	$200,001
1.65% 2/8/19	15,000	15,050
2.30% 11/1/20	100,000	101,872
2.35% 6/15/20	300,000	305,453
2.70% 2/15/23	50,000	50,831
3.25% 11/1/25	100,000	104,933
4.023% 11/1/32	100,000	103,852
•4.75% 4/30/43	100,000	96,565
5.45% 2/1/18	25,000	26,839
8.00% 3/1/32	150,000	214,573
10.375% 11/1/18	100,000	121,993
NYSE Holdings 2.00% 10/5/17	150,000	151,197
Private Export Funding
1.875% 7/15/18	250,000	254,504
2.45% 7/15/24	250,000	254,141
3.25% 6/15/25	250,000	267,661
4.30% 12/15/21	100,000	113,883
Synchrony Financial
1.875% 8/15/17	45,000	44,876
2.60% 1/15/19	150,000	150,418
2.70% 2/3/20	500,000	495,899
4.25% 8/15/24	150,000	152,791
4.50% 7/23/25	100,000	103,049
Washington Prime Group 3.85% 4/1/20	50,000	51,326

		53,548,825

Diversified Telecommunication Services–1.15%
AT&T
1.40% 12/1/17	550,000	550,491
1.75% 1/15/18	75,000	75,271
2.375% 11/27/18	600,000	613,313
2.45% 6/30/20	550,000	557,875
2.625% 12/1/22	500,000	495,895
2.80% 2/17/21	250,000	256,608
3.00% 2/15/22	400,000	408,685
3.00% 6/30/22	640,000	650,203
3.40% 5/15/25	550,000	552,337
3.60% 2/17/23	250,000	260,105
3.80% 3/15/22	200,000	211,038
3.875% 8/15/21	30,000	31,962
3.95% 1/15/25	225,000	234,273
4.125% 2/17/26	350,000	370,361
4.35% 6/15/45	532,000	489,299
4.45% 5/15/21	100,000	109,369
4.45% 4/1/24	300,000	325,253
4.50% 5/15/35	220,000	217,631
4.60% 2/15/21	300,000	328,553
4.75% 5/15/46	665,000	651,241
4.80% 6/15/44	987,000	964,521
5.00% 3/1/21	200,000	223,251
5.15% 3/15/42	150,000	151,734

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
5.20% 3/15/20	565,000	$627,913
5.35% 9/1/40	638,000	673,159
5.50% 2/1/18	500,000	535,922
5.55% 8/15/41	40,000	43,086
5.80% 2/15/19	150,000	167,138
5.875% 10/1/19	40,000	45,246
6.00% 8/15/40	200,000	223,094
6.15% 9/15/34	150,000	169,890
6.30% 1/15/38	200,000	230,245
6.35% 3/15/40	50,000	58,193
6.40% 5/15/38	5,000	5,713
6.50% 9/1/37	150,000	178,501
6.55% 2/15/39	550,000	649,762
8.25% 11/15/31	360,000	494,460
British Telecommunications
2.35% 2/14/19	300,000	305,948
9.625% 12/15/30	350,000	548,348
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	281,786
8.75% 6/15/30	460,000	691,248
GTE
6.94% 4/15/28	100,000	125,006
8.75% 11/1/21	100,000	128,374
Koninklijke KPN 8.375% 10/1/30	100,000	133,743
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	100,032
Orange
4.125% 9/14/21	100,000	108,987
5.375% 1/13/42	100,000	117,031
9.00% 3/1/31	800,000	1,216,803
Qwest
6.75% 12/1/21	250,000	269,375
6.875% 9/15/33	213,000	208,216
Telefonica Emisiones
3.192% 4/27/18	250,000	256,613
5.134% 4/27/20	690,000	764,244
5.462% 2/16/21	140,000	159,220
5.877% 7/15/19	100,000	111,931
7.045% 6/20/36	175,000	222,180
Telefonica Europe 8.25% 9/15/30	200,000	280,302
Telefonos de Mexico 5.50% 11/15/19	100,000	111,916
Verizon Communications
3.45% 3/15/21	800,000	850,084
3.50% 11/1/24	700,000	735,774
3.65% 9/14/18	1,150,000	1,210,584
3.85% 11/1/42	650,000	592,638
4.272% 1/15/36	904,000	902,458
4.50% 9/15/20	686,000	758,129
4.522% 9/15/48	1,324,000	1,331,888
4.60% 4/1/21	250,000	277,964
4.672% 3/15/55	1,182,000	1,139,689

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
5.05% 3/15/34	800,000	$869,674
5.15% 9/15/23	950,000	1,098,227
6.00% 4/1/41	100,000	119,963
6.35% 4/1/19	250,000	283,446
6.40% 9/15/33	764,000	942,357
6.40% 2/15/38	200,000	242,707
6.55% 9/15/43	1,122,000	1,483,306
6.90% 4/15/38	350,000	440,505

		32,252,287

Electric Utilities–1.46%
Alabama Power
2.80% 4/1/25	100,000	101,065
3.75% 3/1/45	150,000	147,427
4.30% 1/2/46	150,000	160,190
5.50% 3/15/41	185,000	223,659
6.125% 5/15/38	100,000	127,589
Ameren
2.70% 11/15/20	50,000	50,756
3.65% 2/15/26	50,000	51,385
Ameren Illinois 4.80% 12/15/43	150,000	173,155
American Electric Power
1.65% 12/15/17	200,000	198,880
2.95% 12/15/22	125,000	126,768
Appalachian Power
4.60% 3/30/21	150,000	163,189
5.00% 6/1/17	100,000	103,637
6.70% 8/15/37	235,000	285,743
Arizona Public Service
2.20% 1/15/20	150,000	151,801
3.15% 5/15/25	100,000	103,277
4.35% 11/15/45	50,000	53,917
4.50% 4/1/42	100,000	109,590
5.05% 9/1/41	100,000	116,962
Atlantic City Electric 7.75% 11/15/18	15,000	17,278
Baltimore Gas & Electric
3.35% 7/1/23	100,000	104,614
6.35% 10/1/36	100,000	131,824
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	427,534
5.15% 11/15/43	200,000	232,233
5.75% 4/1/18	100,000	107,772
5.95% 5/15/37	125,000	150,714
6.125% 4/1/36	250,000	310,467
6.50% 9/15/37	100,000	130,819
Black Hills
2.50% 1/11/19	20,000	20,202
3.95% 1/15/26	50,000	52,532
4.25% 11/30/23	100,000	107,366
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	245,697

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Cleco Power 6.50% 12/1/35	50,000	$57,351
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	109,598
CMS Energy
3.60% 11/15/25	100,000	103,464
4.875% 3/1/44	100,000	106,730
Commonwealth Edison
3.40% 9/1/21	100,000	106,954
4.00% 8/1/20	300,000	325,047
6.45% 1/15/38	100,000	134,330
Connecticut Light & Power
4.15% 6/1/45	75,000	78,826
5.65% 5/1/18	100,000	108,816
Consumers Energy
2.85% 5/15/22	100,000	102,358
3.125% 8/31/24	100,000	103,677
3.375% 8/15/23	200,000	209,063
3.95% 5/15/43	150,000	154,572
5.65% 9/15/18	100,000	109,774
5.65% 4/15/20	100,000	113,989
Delmarva Power & Light
3.50% 11/15/23	150,000	159,619
4.00% 6/1/42	100,000	100,357
Dominion Gas Holdings
2.50% 12/15/19	50,000	50,799
3.60% 12/15/24	25,000	25,714
4.60% 12/15/44	850,000	838,144
4.80% 11/1/43	94,000	94,458
DTE Electric
2.65% 6/15/22	50,000	50,917
3.65% 3/15/24	250,000	267,577
6.625% 6/1/36	100,000	137,316
Duke Energy
1.625% 8/15/17	250,000	250,489
2.10% 6/15/18	650,000	653,442
4.80% 12/15/45	100,000	106,831
5.05% 9/15/19	100,000	109,514
Duke Energy Carolinas
3.90% 6/15/21	100,000	109,539
4.00% 9/30/42	150,000	155,178
4.30% 6/15/20	100,000	110,597
5.25% 1/15/18	250,000	267,341
5.30% 2/15/40	100,000	123,376
6.10% 6/1/37	170,000	216,285
7.00% 11/15/18	100,000	114,255
Duke Energy Florida
3.85% 11/15/42	100,000	97,325
5.65% 6/15/18	150,000	163,838
6.40% 6/15/38	300,000	405,507
Duke Energy Indiana
6.12% 10/15/35	100,000	122,120
6.45% 4/1/39	130,000	175,354

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Ohio
3.80% 9/1/23	500,000	$540,725
5.45% 4/1/19	50,000	55,631
Duke Energy Progress
4.10% 3/15/43	100,000	104,048
5.30% 1/15/19	100,000	110,509
6.30% 4/1/38	250,000	340,392
Edison International 2.95% 3/15/23	250,000	252,647
El Paso Electric 5.00% 12/1/44	150,000	162,263
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	103,759
Entergy 5.125% 9/15/20	100,000	109,801
Entergy Arkansas
3.05% 6/1/23	100,000	103,055
3.70% 6/1/24	200,000	213,727
Entergy Louisiana
3.25% 4/1/28	150,000	154,161
4.05% 9/1/23	150,000	164,062
4.95% 1/15/45	110,000	112,684
Entergy Mississippi 3.10% 7/1/23	100,000	101,172
Entergy Texas 7.125% 2/1/19	200,000	227,325
Eversource Energy
1.45% 5/1/18	250,000	247,910
2.50% 3/15/21	50,000	50,723
3.15% 1/15/25	100,000	99,760
3.35% 3/15/26	50,000	50,890
4.50% 11/15/19	110,000	119,034
Exelon
1.55% 6/9/17	105,000	104,863
2.85% 6/15/20	150,000	153,222
#144A 4.95% 6/15/35	105,000	112,432
#144A 5.10% 6/15/45	105,000	114,385
FirstEnergy Solutions 6.80% 8/15/39	150,000	139,479
Florida Power & Light
3.125% 12/1/25	250,000	263,053
3.80% 12/15/42	100,000	102,154
4.05% 6/1/42	150,000	159,197
5.69% 3/1/40	50,000	64,883
5.95% 2/1/38	200,000	262,002
5.96% 4/1/39	100,000	131,767
Georgia Power
1.95% 12/1/18	100,000	101,072
2.40% 4/1/21	50,000	50,494
3.25% 4/1/26	50,000	51,298
4.25% 12/1/19	80,000	86,387
4.30% 3/15/42	200,000	204,179
4.30% 3/15/43	100,000	101,611
4.75% 9/1/40	100,000	106,797
5.95% 2/1/39	100,000	121,738
Great Plains Energy 4.85% 6/1/21	50,000	54,484
Hydro-Quebec
1.375% 6/19/17	100,000	100,514

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Hydro-Quebec (continued)
8.05% 7/7/24	250,000	$346,103
8.50% 12/1/29	115,000	179,951
Iberdrola International 6.75% 7/15/36	100,000	125,289
Indiana Michigan Power 7.00% 3/15/19	100,000	113,459
Interstate Power & Light
3.40% 8/15/25	200,000	209,320
6.25% 7/15/39	130,000	171,508
ITC Holdings 3.65% 6/15/24	75,000	75,206
Jersey Central Power & Light 7.35% 2/1/19	100,000	112,169
Kansas City Power & Light
3.65% 8/15/25	250,000	258,607
6.375% 3/1/18	200,000	217,011
Kentucky Utilities
3.25% 11/1/20	100,000	105,510
4.65% 11/15/43	150,000	168,173
5.125% 11/1/40	100,000	119,525
MidAmerican Energy
2.40% 3/15/19	250,000	257,284
3.50% 10/15/24	100,000	107,059
4.40% 10/15/44	100,000	109,437
4.80% 9/15/43	250,000	291,615
5.30% 3/15/18	100,000	107,261
5.75% 11/1/35	25,000	31,584
5.95% 7/15/17	200,000	211,643
Nevada Power
5.45% 5/15/41	60,000	72,566
6.50% 8/1/18	50,000	55,453
6.75% 7/1/37	100,000	134,099
7.125% 3/15/19	100,000	115,034
NextEra Energy Capital Holdings
2.30% 4/1/19	35,000	35,228
2.40% 9/15/19	500,000	498,895
3.625% 6/15/23	100,000	102,991
4.50% 6/1/21	100,000	108,030
6.00% 3/1/19	200,000	220,153
Northern States Power
2.20% 8/15/20	100,000	101,890
2.60% 5/15/23	100,000	101,970
4.00% 8/15/45	100,000	103,888
5.25% 3/1/18	100,000	107,071
5.35% 11/1/39	40,000	49,329
6.20% 7/1/37	100,000	135,113
NorthWestern 4.176% 11/15/44	150,000	157,621
NSTAR Electric 3.25% 11/15/25	100,000	104,579
Ohio Edison
6.875% 7/15/36	100,000	122,168
8.25% 10/15/38	600,000	875,831
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	164,015
5.25% 5/15/41	100,000	117,876

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery
2.95% 4/1/25	100,000	$99,007
3.75% 4/1/45	100,000	94,285
4.10% 6/1/22	100,000	108,192
4.55% 12/1/41	150,000	155,548
5.30% 6/1/42	200,000	234,240
6.80% 9/1/18	100,000	111,576
7.00% 9/1/22	100,000	123,964
7.00% 5/1/32	50,000	65,112
Pacific Gas & Electric
2.95% 3/1/26	100,000	101,228
3.25% 9/15/21	200,000	210,002
3.25% 6/15/23	250,000	259,370
3.40% 8/15/24	150,000	156,773
3.50% 6/15/25	350,000	370,779
4.30% 3/15/45	210,000	227,112
5.125% 11/15/43	200,000	234,492
6.05% 3/1/34	500,000	639,449
6.25% 3/1/39	300,000	385,553
8.25% 10/15/18	200,000	232,036
PacifiCorp
2.95% 6/1/23	100,000	102,676
4.10% 2/1/42	100,000	104,729
5.75% 4/1/37	100,000	125,911
6.00% 1/15/39	100,000	129,081
6.35% 7/15/38	25,000	32,947
7.70% 11/15/31	100,000	144,542
PECO Energy
3.15% 10/15/25	500,000	522,395
5.35% 3/1/18	200,000	214,211
5.95% 10/1/36	100,000	126,923
Portland General Electric 6.10% 4/15/19	100,000	112,341
Potomac Electric Power 7.90% 12/15/38	100,000	152,237
PPL Capital Funding
3.40% 6/1/23	200,000	204,344
3.50% 12/1/22	100,000	103,922
3.95% 3/15/24	200,000	212,143
4.20% 6/15/22	150,000	161,896
PPL Electric Utilities
3.00% 9/15/21	100,000	105,258
4.125% 6/15/44	100,000	105,635
4.15% 10/1/45	250,000	264,046
6.25% 5/15/39	30,000	39,264
Progress Energy
6.00% 12/1/39	50,000	59,570
7.05% 3/15/19	100,000	113,949
7.75% 3/1/31	150,000	204,288
Public Service Electric & Gas
1.90% 3/15/21	50,000	50,381

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Electric & Gas (continued)
2.375% 5/15/23	200,000	$199,891
3.00% 5/15/25	100,000	103,410
3.05% 11/15/24	100,000	104,096
3.50% 8/15/20	150,000	159,973
3.75% 3/15/24	150,000	161,822
3.80% 3/1/46	100,000	102,371
4.05% 5/1/45	150,000	156,753
4.15% 11/1/45	50,000	52,877
5.30% 5/1/18	50,000	54,180
5.50% 3/1/40	100,000	124,080
Public Service of Colorado
2.90% 5/15/25	200,000	205,864
3.20% 11/15/20	100,000	105,497
3.95% 3/15/43	250,000	260,213
5.125% 6/1/19	135,000	149,342
6.25% 9/1/37	100,000	133,269
Public Service of New Mexico 3.85% 8/1/25	100,000	104,432
Public Service of Oklahoma 5.15% 12/1/19	75,000	82,063
South Carolina Electric & Gas
5.25% 11/1/18	80,000	87,521
6.05% 1/15/38	225,000	277,472
Southern
2.15% 9/1/19	300,000	301,627
2.45% 9/1/18	90,000	91,493
2.75% 6/15/20	100,000	101,487
Southern California Edison
3.50% 10/1/23	150,000	160,657
3.875% 6/1/21	70,000	76,171
3.90% 3/15/43	100,000	102,933
4.05% 3/15/42	300,000	312,604
4.50% 9/1/40	100,000	109,313
4.65% 10/1/43	100,000	113,736
5.55% 1/15/36	59,000	72,559
5.95% 2/1/38	25,000	32,254
6.00% 1/15/34	200,000	253,558
6.05% 3/15/39	170,000	223,011
6.65% 4/1/29	100,000	127,535
Southwestern Electric Power
3.90% 4/1/45	300,000	276,142
6.20% 3/15/40	200,000	243,038
Tampa Electric
2.60% 9/15/22	100,000	99,501
4.10% 6/15/42	100,000	100,719
4.20% 5/15/45	50,000	51,542
4.35% 5/15/44	50,000	51,738
6.10% 5/15/18	50,000	54,619
TECO Finance 6.572% 11/1/17	100,000	106,930
Union Electric
3.50% 4/15/24	100,000	106,909

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Union Electric (continued)
3.65% 4/15/45	100,000	$97,764
3.90% 9/15/42	250,000	257,729
8.45% 3/15/39	80,000	129,110
Virginia Electric & Power
2.75% 3/15/23	100,000	100,729
3.15% 1/15/26	70,000	72,550
4.45% 2/15/44	325,000	355,947
4.65% 8/15/43	150,000	167,263
5.00% 6/30/19	200,000	220,004
5.95% 9/15/17	100,000	106,644
6.00% 5/15/37	25,000	31,932
6.35% 11/30/37	100,000	132,361
8.875% 11/15/38	100,000	160,987
Westar Energy
3.25% 12/1/25	50,000	52,485
4.10% 4/1/43	300,000	316,629
4.25% 12/1/45	50,000	53,053
Western Massachusetts Electric 3.50% 9/15/21	150,000	156,848
Wisconsin Electric Power
1.70% 6/15/18	250,000	251,281
2.95% 9/15/21	100,000	104,033
3.10% 6/1/25	50,000	51,906
4.25% 12/15/19	25,000	27,062
4.30% 12/15/45	50,000	54,638
Wisconsin Power & Light 4.10% 10/15/44	125,000	130,863
Wisconsin Public Service
1.65% 12/4/18	50,000	50,207
4.752% 11/1/44	200,000	231,190
Xcel Energy
1.20% 6/1/17	65,000	64,878
2.40% 3/15/21	100,000	101,360
3.30% 6/1/25	100,000	102,743
4.70% 5/15/20	100,000	109,813
6.50% 7/1/36	100,000	129,936

		40,948,840

Electrical Equipment–0.05%
Emerson Electric
2.625% 12/1/21	100,000	102,699
3.15% 6/1/25	150,000	154,748
4.25% 11/15/20	50,000	54,369
5.25% 10/15/18	225,000	247,681
5.25% 11/15/39	50,000	58,917
Hubbell 3.35% 3/1/26	150,000	150,850
Rockwell Automation 6.25% 12/1/37	100,000	129,744
Roper Technologies
3.00% 12/15/20	200,000	204,565

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Roper Technologies (continued)
3.85% 12/15/25	100,000	$103,517
6.25% 9/1/19	100,000	111,956

		1,319,046

Electronic Equipment, Instruments & Components–0.05%
Amphenol 2.55% 1/30/19	150,000	151,296
Arrow Electronics
3.00% 3/1/18	100,000	101,269
3.50% 4/1/22	100,000	100,314
6.00% 4/1/20	50,000	55,124
Avnet
4.625% 4/15/26	50,000	50,645
4.875% 12/1/22	100,000	105,363
Corning
2.90% 5/15/22	150,000	151,436
4.25% 8/15/20	65,000	69,050
4.75% 3/15/42	250,000	244,929
5.75% 8/15/40	25,000	27,857
6.625% 5/15/19	20,000	22,535
Flextronics International 4.75% 6/15/25	125,000	122,813
Keysight Technologies 4.55% 10/30/24	250,000	244,031
Tech Data 3.75% 9/21/17	100,000	101,345

		1,548,007

Energy Equipment & Services–0.17%
Baker Hughes
5.125% 9/15/40	200,000	200,949
6.875% 1/15/29	100,000	123,530
Cameron International
4.00% 12/15/23	100,000	102,190
5.125% 12/15/43	56,000	57,136
5.95% 6/1/41	100,000	113,236
6.375% 7/15/18	100,000	110,512
FMC Technologies 3.45% 10/1/22	100,000	88,990
Halliburton
2.00% 8/1/18	250,000	251,504
2.70% 11/15/20	50,000	50,794
3.25% 11/15/21	200,000	204,944
3.375% 11/15/22	311,000	316,769
3.80% 11/15/25	290,000	290,789
4.75% 8/1/43	200,000	185,916
4.85% 11/15/35	100,000	100,183
5.00% 11/15/45	283,000	277,219
5.90% 9/15/18	50,000	54,442
6.15% 9/15/19	250,000	282,763
7.45% 9/15/39	200,000	251,850
Nabors Industries
4.625% 9/15/21	150,000	127,570
5.10% 9/15/23	500,000	388,482
6.15% 2/15/18	100,000	99,582

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Nabors Industries (continued)
9.25% 1/15/19	150,000	$151,727
National Oilwell Varco
2.60% 12/1/22	200,000	170,654
3.95% 12/1/42	150,000	107,208
Oceaneering International 4.65% 11/15/24	100,000	86,267
Schlumberger Investment 3.65% 12/1/23	504,000	523,887

		4,719,093

Food & Staples Retailing–0.54%
CVS Health
2.25% 8/12/19	250,000	256,461
2.75% 12/1/22	200,000	205,721
2.80% 7/20/20	600,000	623,330
3.50% 7/20/22	600,000	644,035
3.875% 7/20/25	400,000	432,478
4.00% 12/5/23	600,000	662,499
4.125% 5/15/21	100,000	109,498
4.75% 5/18/20	100,000	110,158
4.875% 7/20/35	725,000	810,910
5.125% 7/20/45	215,000	249,994
5.75% 6/1/17	150,000	158,074
6.25% 6/1/27	130,000	156,406
Delhaize America 9.00% 4/15/31	125,000	165,792
Delhaize Group 5.70% 10/1/40	500,000	540,897
Kroger
2.00% 1/15/19	25,000	25,366
2.30% 1/15/19	250,000	255,853
2.60% 2/1/21	50,000	51,539
3.30% 1/15/21	250,000	264,368
3.40% 4/15/22	50,000	52,994
3.50% 2/1/26	100,000	105,309
5.00% 4/15/42	100,000	113,740
6.90% 4/15/38	100,000	132,191
7.50% 4/1/31	250,000	327,351
Sysco
1.90% 4/1/19	60,000	60,411
2.50% 7/15/21	105,000	106,349
2.60% 10/1/20	250,000	255,143
3.30% 7/15/26	100,000	101,646
3.75% 10/1/25	125,000	131,723
4.50% 4/1/46	75,000	76,584
4.85% 10/1/45	85,000	91,326
5.375% 3/17/19	100,000	110,434
6.625% 3/17/39	50,000	63,869
Walgreen
3.10% 9/15/22	150,000	151,604
5.25% 1/15/19	38,000	41,165
Walgreens Boots Alliance
1.75% 11/17/17	600,000	601,571

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance (continued)
3.80% 11/18/24	700,000	$721,590
4.80% 11/18/44	500,000	498,832
Wal-Mart Stores
1.125% 4/11/18	700,000	705,472
2.55% 4/11/23	300,000	308,903
3.25% 10/25/20	300,000	324,019
3.625% 7/8/20	100,000	109,186
4.00% 4/11/43	325,000	345,143
4.125% 2/1/19	100,000	108,510
4.875% 7/8/40	300,000	355,495
5.00% 10/25/40	200,000	239,382
5.25% 9/1/35	300,000	372,317
5.625% 4/15/41	250,000	323,989
5.80% 2/15/18	200,000	218,300
5.875% 4/5/27	100,000	128,601
6.20% 4/15/38	300,000	406,813
6.50% 8/15/37	350,000	488,691
7.55% 2/15/30	700,000	1,045,698
#Whole Foods Market 144A 5.20% 12/3/25	100,000	104,986

		15,052,716

Food Products–0.37%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	100,670
4.479% 3/1/21	235,000	261,780
5.45% 3/15/18	80,000	86,561
Bunge Limited Finance
3.50% 11/24/20	75,000	76,189
8.50% 6/15/19	135,000	157,040
Campbell Soup
2.50% 8/2/22	61,000	59,879
3.05% 7/15/17	100,000	102,189
4.25% 4/15/21	250,000	270,819
4.50% 2/15/19	35,000	37,786
ConAgra Foods
1.90% 1/25/18	250,000	251,171
3.20% 1/25/23	196,000	197,604
5.819% 6/15/17	50,000	52,522
7.00% 4/15/19	21,000	23,860
8.25% 9/15/30	100,000	134,207
General Mills
2.20% 10/21/19	300,000	305,301
3.15% 12/15/21	200,000	209,324
3.65% 2/15/24	111,000	117,731
5.40% 6/15/40	45,000	54,391
5.65% 2/15/19	100,000	111,230
Hershey 4.125% 12/1/20	200,000	220,897
Ingredion 1.80% 9/25/17	100,000	99,564
JM Smucker
1.75% 3/15/18	60,000	60,269

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
JM Smucker (continued)
2.50% 3/15/20	100,000	$101,237
3.00% 3/15/22	150,000	154,477
3.50% 3/15/25	150,000	156,664
4.25% 3/15/35	100,000	104,185
4.375% 3/15/45	50,000	52,574
Kellogg
1.75% 5/17/17	150,000	151,152
3.125% 5/17/22	150,000	153,181
3.25% 5/21/18	135,000	139,896
3.25% 4/1/26	95,000	97,539
4.00% 12/15/20	64,000	69,468
4.50% 4/1/46	100,000	102,806
Kraft Heinz Foods
#144A 1.60% 6/30/17	95,000	95,335
#144A 2.00% 7/2/18	95,000	95,931
2.25% 6/5/17	150,000	151,487
#144A 2.80% 7/2/20	550,000	565,481
3.50% 6/6/22	150,000	157,891
#144A 3.50% 7/15/22	200,000	210,186
#144A 3.95% 7/15/25	150,000	159,910
#144A 5.00% 7/15/35	105,000	116,163
5.00% 6/4/42	250,000	273,161
#144A 5.20% 7/15/45	85,000	95,478
5.375% 2/10/20	250,000	279,305
6.125% 8/23/18	650,000	716,832
6.50% 2/9/40	150,000	187,780
McCormick
3.25% 11/15/25	35,000	36,540
3.50% 9/1/23	107,000	113,345
3.90% 7/15/21	50,000	54,717
Mead Johnson Nutrition
3.00% 11/15/20	95,000	97,728
4.125% 11/15/25	95,000	101,066
4.90% 11/1/19	100,000	109,655
5.90% 11/1/39	50,000	58,586
Mondelez International
4.00% 2/1/24	750,000	806,558
6.125% 2/1/18	150,000	161,485
Tyson Foods
2.65% 8/15/19	400,000	410,549
3.95% 8/15/24	240,000	256,299
Unilever Capital
2.20% 3/6/19	250,000	257,626
4.25% 2/10/21	200,000	224,236
4.80% 2/15/19	100,000	109,843
5.90% 11/15/32	133,000	178,818

		10,356,154

Gas Utilities–0.10%
AGL Capital
3.875% 11/15/25	50,000	51,862

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
AGL Capital (continued)
4.40% 6/1/43	100,000	$91,979
5.25% 8/15/19	100,000	108,830
5.875% 3/15/41	70,000	80,345
Atmos Energy
4.125% 10/15/44	150,000	152,578
8.50% 3/15/19	100,000	118,493
CenterPoint Energy Resources
4.50% 1/15/21	65,000	69,223
5.85% 1/15/41	115,000	127,997
6.00% 5/15/18	100,000	107,501
Laclede Group 4.70% 8/15/44	100,000	95,639
National Fuel Gas
3.75% 3/1/23	156,000	138,901
8.75% 5/1/19	115,000	130,701
ONE Gas
3.61% 2/1/24	100,000	104,667
4.658% 2/1/44	50,000	54,363
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	51,595
7.00% 6/15/18	300,000	317,268
Piedmont Natural Gas 4.65% 8/1/43	50,000	54,278
Southern California Gas
3.15% 9/15/24	100,000	104,541
4.45% 3/15/44	150,000	167,601
5.75% 11/15/35	100,000	124,347
Southern Natural Gas
4.40% 6/15/21	300,000	295,331
#144A 5.90% 4/1/17	25,000	25,790
8.00% 3/1/32	100,000	105,934
Southwest Gas 4.875% 10/1/43	100,000	108,217

		2,787,981

Health Care Equipment & Supplies–0.39%
Baylor Scott & White Holdings 4.185% 11/15/45	95,000	96,590
Becton Dickinson
2.675% 12/15/19	145,000	148,682
3.125% 11/8/21	700,000	724,052
3.25% 11/12/20	100,000	104,479
3.30% 3/1/23	100,000	102,028
3.734% 12/15/24	350,000	373,289
4.875% 5/15/44	100,000	108,767
5.00% 11/12/40	35,000	37,655
6.00% 5/15/39	100,000	121,049
6.375% 8/1/19	150,000	171,065
Boston Scientific
2.65% 10/1/18	125,000	127,291
2.85% 5/15/20	100,000	101,658
3.85% 5/15/25	100,000	103,898
6.00% 1/15/20	100,000	112,975
7.375% 1/15/40	201,000	255,879

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance
2.95% 6/15/23	100,000	$103,230
3.20% 6/15/22	150,000	158,097
4.20% 6/15/20	100,000	109,547
6.00% 10/15/17	25,000	26,829
6.55% 10/15/37	100,000	133,492
CR Bard 4.40% 1/15/21	65,000	70,086
Edwards Lifesciences 2.875% 10/15/18	150,000	153,705
Medtronic
1.375% 4/1/18	125,000	125,777
1.50% 3/15/18	115,000	116,023
2.75% 4/1/23	1,125,000	1,155,679
3.125% 3/15/22	150,000	158,451
3.50% 3/15/25	575,000	614,431
3.625% 3/15/24	500,000	537,414
4.00% 4/1/43	350,000	359,582
4.375% 3/15/35	150,000	162,713
4.50% 3/15/42	100,000	109,089
4.625% 3/15/45	590,000	661,988
5.55% 3/15/40	100,000	119,963
5.60% 3/15/19	200,000	222,402
St. Jude Medical
2.00% 9/15/18	100,000	101,155
2.80% 9/15/20	100,000	102,363
3.25% 4/15/23	200,000	202,582
3.875% 9/15/25	120,000	125,244
Stryker
1.30% 4/1/18	100,000	99,791
2.00% 3/8/19	90,000	91,026
2.625% 3/15/21	150,000	153,133
3.375% 5/15/24	150,000	155,273
3.375% 11/1/25	100,000	102,775
3.50% 3/15/26	75,000	77,885
4.375% 1/15/20	100,000	108,278
4.375% 5/15/44	100,000	103,216
4.625% 3/15/46	95,000	101,872
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	761,219
3.15% 4/1/22	250,000	254,044
3.55% 4/1/25	180,000	182,211
4.25% 8/15/35	105,000	102,861
4.45% 8/15/45	155,000	153,172
5.75% 11/30/39	100,000	115,843

		10,881,798

Health Care Providers & Services–0.54%
Aetna
1.75% 5/15/17	100,000	100,487
2.75% 11/15/22	550,000	549,107
6.625% 6/15/36	100,000	127,438
6.75% 12/15/37	100,000	131,173

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
AmerisourceBergen
3.40% 5/15/24	250,000	$256,629
4.875% 11/15/19	200,000	219,823
Anthem
2.30% 7/15/18	250,000	252,985
3.125% 5/15/22	250,000	251,670
3.50% 8/15/24	250,000	253,464
4.35% 8/15/20	100,000	107,718
4.625% 5/15/42	100,000	99,084
4.65% 1/15/43	125,000	124,280
4.65% 8/15/44	100,000	99,752
5.85% 1/15/36	125,000	143,241
5.875% 6/15/17	50,000	52,601
6.375% 6/15/37	100,000	121,593
7.00% 2/15/19	400,000	452,769
Cardinal Health
1.95% 6/15/18	100,000	100,521
3.20% 3/15/23	100,000	102,723
3.50% 11/15/24	300,000	312,392
3.75% 9/15/25	100,000	105,897
4.625% 12/15/20	100,000	111,181
4.90% 9/15/45	100,000	106,310
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	51,728
Cigna
5.375% 2/15/42	400,000	441,338
5.875% 3/15/41	200,000	232,836
7.875% 5/15/27	25,000	34,006
Coventry Health Care 5.45% 6/15/21	80,000	90,531
Dignity Health 3.812% 11/1/24	200,000	211,535
Express Scripts Holding
3.30% 2/25/21	40,000	41,046
3.90% 2/15/22	450,000	469,796
4.50% 2/25/26	150,000	155,609
4.75% 11/15/21	200,000	217,557
6.125% 11/15/41	300,000	338,334
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	160,641
Humana
3.15% 12/1/22	100,000	101,445
4.625% 12/1/42	175,000	170,728
4.95% 10/1/44	300,000	308,214
7.20% 6/15/18	100,000	111,238
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	52,257
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	251,483
4.625% 11/15/20	150,000	162,474
4.70% 2/1/45	500,000	491,869
Mayo Clinic 4.128% 11/15/52	100,000	104,139
McKesson
2.284% 3/15/19	250,000	253,188

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
McKesson (continued)
2.70% 12/15/22	400,000	$397,521
3.796% 3/15/24	200,000	209,124
4.75% 3/1/21	300,000	328,424
4.883% 3/15/44	125,000	133,360
Medco Health Solutions 7.125% 3/15/18	225,000	247,497
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	130,686
New York and Presbyterian Hospital 4.024% 8/1/45	75,000	75,075
Ochsner Clinic Foundation 5.897% 5/15/45	50,000	58,209
Owens & Minor 3.875% 9/15/21	50,000	50,451
Quest Diagnostics
2.70% 4/1/19	150,000	152,912
3.50% 3/30/25	300,000	302,331
4.75% 1/30/20	60,000	65,295
5.75% 1/30/40	15,000	16,040
Texas Health Resources 4.33% 11/15/55	30,000	30,824
UnitedHealth Group
1.70% 2/15/19	200,000	201,741
1.90% 7/16/18	590,000	599,430
2.125% 3/15/21	200,000	201,891
2.70% 7/15/20	145,000	150,716
2.75% 2/15/23	107,000	109,045
2.875% 12/15/21	400,000	415,717
2.875% 3/15/23	250,000	256,903
3.75% 7/15/25	500,000	539,379
4.25% 3/15/43	100,000	105,640
4.375% 3/15/42	100,000	107,776
4.625% 11/15/41	200,000	223,395
4.70% 2/15/21	100,000	113,177
4.75% 7/15/45	600,000	689,738
6.00% 2/15/18	200,000	217,208
6.50% 6/15/37	150,000	202,596
6.625% 11/15/37	100,000	138,074
6.875% 2/15/38	100,000	140,602

		15,245,607

Hotels, Restaurants & Leisure–0.17%
Brinker International 3.875% 5/15/23	100,000	98,347
Carnival 3.95% 10/15/20	133,000	141,489
Darden Restaurants 7.05% 10/15/37	84,000	91,006
Hyatt Hotels 4.85% 3/15/26	50,000	52,274
Marriott International
2.875% 3/1/21	100,000	101,079
3.375% 10/15/20	208,000	215,377
3.75% 10/1/25	50,000	51,332
6.375% 6/15/17	100,000	105,499
McDonald’s
1.875% 5/29/19	250,000	252,965

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s (continued)
2.10% 12/7/18	60,000	$61,257
2.20% 5/26/20	150,000	152,940
2.625% 1/15/22	100,000	103,592
2.75% 12/9/20	265,000	274,764
3.25% 6/10/24	300,000	311,333
3.375% 5/26/25	150,000	156,591
3.625% 5/20/21	100,000	107,460
3.625% 5/1/43	100,000	90,190
3.70% 1/30/26	285,000	302,466
4.60% 5/26/45	94,000	99,318
4.70% 12/9/35	270,000	291,075
4.875% 12/9/45	275,000	301,641
5.80% 10/15/17	300,000	320,786
6.30% 3/1/38	50,000	63,165
Starbucks
2.10% 2/4/21	60,000	61,117
2.70% 6/15/22	100,000	103,798
3.85% 10/1/23	100,000	109,276
4.30% 6/15/45	105,000	117,079
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	212,776
Wyndham Worldwide
4.25% 3/1/22	300,000	309,691
5.10% 10/1/25	60,000	63,158

		4,722,841

Household Durables–0.17%
Church & Dwight 2.45% 12/15/19	100,000	101,275
Clorox
3.50% 12/15/24	150,000	156,570
5.95% 10/15/17	100,000	106,843
Harman International Industries 4.15% 5/15/25	100,000	98,947
Kimberly-Clark
1.90% 5/22/19	250,000	254,348
2.15% 8/15/20	50,000	51,183
3.05% 8/15/25	50,000	52,050
3.875% 3/1/21	45,000	49,262
5.30% 3/1/41	200,000	248,121
6.125% 8/1/17	200,000	213,733
6.625% 8/1/37	100,000	138,583
7.50% 11/1/18	100,000	115,636
Leggett & Platt 3.40% 8/15/22	50,000	50,835
Newell Rubbermaid
2.15% 10/15/18	125,000	125,078
2.60% 3/29/19	95,000	96,450
3.15% 4/1/21	100,000	102,838
3.85% 4/1/23	115,000	119,446
3.90% 11/1/25	250,000	248,816
4.20% 4/1/26	120,000	125,776
5.375% 4/1/36	60,000	64,367

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Newell Rubbermaid (continued)
5.50% 4/1/46	80,000	$87,241
Procter & Gamble
1.85% 2/2/21	100,000	101,640
1.90% 11/1/19	200,000	205,850
2.30% 2/6/22	250,000	257,533
2.70% 2/2/26	100,000	102,802
3.10% 8/15/23	200,000	214,306
4.70% 2/15/19	200,000	220,096
5.50% 2/1/34	100,000	124,867
5.55% 3/5/37	200,000	263,405
Tupperware Brands 4.75% 6/1/21	100,000	103,915
Whirlpool
3.70% 3/1/23	350,000	364,491
4.70% 6/1/22	100,000	110,041

		4,676,344

Independent Power Producers & Energy Traders–0.07%
Constellation Energy Group 5.15% 12/1/20	200,000	221,809
Exelon Generation
4.25% 6/15/22	250,000	262,476
5.60% 6/15/42	292,000	283,309
6.20% 10/1/17	25,000	26,592
6.25% 10/1/39	100,000	103,591
Oglethorpe Power
4.55% 6/1/44	100,000	99,878
5.95% 11/1/39	100,000	119,664
PSEG Power
4.15% 9/15/21	250,000	261,671
5.125% 4/15/20	60,000	64,939
Southern Power
1.85% 12/1/17	80,000	80,620
2.375% 6/1/20	100,000	99,758
4.15% 12/1/25	200,000	206,476
5.25% 7/15/43	120,000	117,288
TransAlta 6.50% 3/15/40	250,000	146,053

		2,094,124

Industrial Conglomerates–0.21%
3M
1.00% 6/26/17	100,000	100,237
1.375% 8/7/18	100,000	101,220
2.00% 8/7/20	100,000	102,578
2.00% 6/26/22	500,000	509,233
3.00% 8/7/25	100,000	107,008
3.875% 6/15/44	150,000	156,246
5.70% 3/15/37	100,000	130,243
6.375% 2/15/28	25,000	33,752
Danaher
1.65% 9/15/18	95,000	96,406

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Danaher (continued)
3.35% 9/15/25	125,000	$133,118
3.90% 6/23/21	100,000	109,455
4.375% 9/15/45	115,000	128,772
5.625% 1/15/18	100,000	107,673
General Electric
2.70% 10/9/22	1,150,000	1,197,107
4.125% 10/9/42	311,000	328,786
5.25% 12/6/17	550,000	589,537
Hexcel 4.70% 8/15/25	50,000	50,403
Koninklijke Philips
3.75% 3/15/22	100,000	105,555
5.00% 3/15/42	100,000	101,386
5.75% 3/11/18	300,000	321,430
6.875% 3/11/38	50,000	59,504
Textron
3.65% 3/1/21	400,000	412,611
3.875% 3/1/25	170,000	171,660
Tyco Electronics Group
2.35% 8/1/19	75,000	75,763
2.375% 12/17/18	60,000	60,713
3.50% 2/3/22	150,000	156,284
3.70% 2/15/26	100,000	103,691
6.55% 10/1/17	100,000	106,883
Tyco International Finance
3.90% 2/14/26	75,000	77,987
5.125% 9/14/45	75,000	80,615

		5,815,856

Insurance–0.89%
Aflac
6.45% 8/15/40	100,000	125,263
6.90% 12/17/39	530,000	695,774
Alleghany
4.90% 9/15/44	95,000	92,324
4.95% 6/27/22	100,000	109,887
Allied World Assurance Holdings 4.35% 10/29/25	100,000	100,392
Allstate
4.50% 6/15/43	100,000	110,161
5.55% 5/9/35	150,000	178,880
•5.75% 8/15/53	225,000	229,078
7.45% 5/16/19	100,000	116,254
American Financial Group 9.875% 6/15/19	100,000	120,916
American International Group
2.30% 7/16/19	350,000	353,876
3.30% 3/1/21	85,000	86,999
3.75% 7/10/25	70,000	70,052
3.90% 4/1/26	100,000	100,514
4.50% 7/16/44	500,000	473,399

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
4.70% 7/10/35	100,000	$99,683
4.80% 7/10/45	100,000	99,083
4.875% 6/1/22	500,000	550,556
5.85% 1/16/18	300,000	321,747
6.40% 12/15/20	200,000	232,645
Aon
2.80% 3/15/21	150,000	151,771
3.50% 6/14/24	100,000	100,639
3.875% 12/15/25	100,000	102,152
4.00% 11/27/23	150,000	155,212
4.45% 5/24/43	100,000	94,171
4.75% 5/15/45	100,000	101,852
5.00% 9/30/20	100,000	110,719
Arch Capital Group US 5.144% 11/1/43	105,000	110,364
Aspen Insurance Holdings 4.65% 11/15/23	100,000	101,407
Assurant 2.50% 3/15/18	150,000	150,263
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	106,322
AXA 8.60% 12/15/30	200,000	264,000
Axis Specialty Finance 5.875% 6/1/20	100,000	109,061
Berkshire Hathaway
2.10% 8/14/19	200,000	203,943
2.20% 3/15/21	145,000	148,180
3.00% 2/11/23	100,000	103,867
3.125% 3/15/26	515,000	528,714
3.40% 1/31/22	300,000	321,191
3.75% 8/15/21	300,000	328,595
4.50% 2/11/43	250,000	273,833
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,653
1.60% 5/15/17	150,000	151,281
1.70% 3/15/19	240,000	243,435
3.00% 5/15/22	100,000	104,301
4.25% 1/15/21	100,000	111,268
4.30% 5/15/43	100,000	106,025
4.40% 5/15/42	100,000	108,480
5.40% 5/15/18	50,000	54,528
5.75% 1/15/40	100,000	125,721
Chubb
2.30% 11/3/20	655,000	666,331
2.70% 3/13/23	100,000	101,149
3.35% 5/15/24	300,000	314,573
3.35% 5/3/26	95,000	99,304
4.15% 3/13/43	100,000	103,248
5.75% 5/15/18	100,000	110,027
5.90% 6/15/19	125,000	140,862
6.00% 5/11/37	100,000	129,988
•6.375% 4/15/37	100,000	87,250
6.50% 5/15/38	200,000	276,804
Cincinnati Financial 6.92% 5/15/28	100,000	126,055

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial
3.95% 5/15/24	125,000	$124,463
4.50% 3/1/26	100,000	101,569
5.75% 8/15/21	30,000	33,714
7.35% 11/15/19	120,000	138,743
Delphi Financial Group 7.875% 1/31/20	25,000	29,382
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	98,477
Fidelity National Financial 6.60% 5/15/17	100,000	104,596
First American Financial 4.60% 11/15/24	100,000	102,056
Hartford Financial Services Group
4.30% 4/15/43	43,000	40,999
5.125% 4/15/22	100,000	112,019
5.50% 3/30/20	100,000	111,072
5.95% 10/15/36	250,000	294,985
6.10% 10/1/41	50,000	58,200
6.625% 3/30/40	100,000	124,871
Horace Mann Educators 4.50% 12/1/25	50,000	51,553
Kemper 4.35% 2/15/25	100,000	101,338
ÞLincoln National 4.00% 9/1/23	500,000	509,438
Loews
4.125% 5/15/43	500,000	477,442
6.00% 2/1/35	100,000	117,742
Manulife Financial
4.15% 3/4/26	100,000	102,287
5.375% 3/4/46	100,000	104,260
Markel
5.00% 4/5/46	250,000	252,493
7.125% 9/30/19	100,000	115,095
Marsh & McLennan
2.35% 3/6/20	150,000	151,265
2.55% 10/15/18	100,000	101,906
3.30% 3/14/23	100,000	102,135
3.50% 3/10/25	150,000	152,793
3.75% 3/14/26	75,000	76,938
4.80% 7/15/21	100,000	110,476
MetLife
3.00% 3/1/25	150,000	147,738
4.05% 3/1/45	150,000	142,251
4.368% 9/15/23	367,000	401,661
4.60% 5/13/46	200,000	205,532
4.75% 2/8/21	200,000	222,390
4.875% 11/13/43	200,000	213,610
5.70% 6/15/35	50,000	58,438
5.875% 2/6/41	100,000	119,950
6.375% 6/15/34	100,000	125,577
6.40% 12/15/36	100,000	103,550
6.50% 12/15/32	100,000	123,999
6.817% 8/15/18	400,000	446,225
7.717% 2/15/19	200,000	232,428

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife (continued)
10.75% 8/1/39	150,000	$228,375
Montpelier Re Holdings 4.70% 10/15/22	100,000	104,255
Old Republic International 4.875% 10/1/24	100,000	104,379
OneBeacon US Holdings 4.60% 11/9/22	100,000	101,245
PartnerRe Finance B 5.50% 6/1/20	100,000	110,278
Primerica 4.75% 7/15/22	100,000	108,120
Principal Financial Group
1.85% 11/15/17	250,000	250,600
3.40% 5/15/25	100,000	99,146
•4.70% 5/15/55	50,000	48,550
8.875% 5/15/19	100,000	118,888
ProAssurance 5.30% 11/15/23	100,000	109,228
Progressive
3.75% 8/23/21	100,000	107,710
4.35% 4/25/44	250,000	266,595
Protective Life
7.375% 10/15/19	50,000	58,186
8.45% 10/15/39	25,000	33,701
Prudential Financial
2.30% 8/15/18	250,000	253,849
5.10% 8/15/43	250,000	261,737
•5.20% 3/15/44	100,000	96,393
5.70% 12/14/36	350,000	396,987
•5.875% 9/15/42	250,000	261,563
5.90% 3/17/36	250,000	284,016
6.00% 12/1/17	200,000	214,299
6.625% 12/1/37	400,000	491,845
6.625% 6/21/40	200,000	247,148
Reinsurance Group of America
4.70% 9/15/23	150,000	156,650
6.45% 11/15/19	90,000	101,131
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	128,718
Symetra Financial 4.25% 7/15/24	50,000	50,988
Torchmark 9.25% 6/15/19	25,000	30,046
Transatlantic Holdings 8.00% 11/30/39	100,000	133,921
Travelers
3.90% 11/1/20	100,000	108,860
4.60% 8/1/43	250,000	282,476
5.80% 5/15/18	250,000	271,467
5.90% 6/2/19	100,000	112,943
6.25% 6/15/37	100,000	133,683
6.75% 6/20/36	100,000	134,213
Trinity Acquisition
4.40% 3/15/26	100,000	101,647
6.125% 8/15/43	100,000	110,847
Unum Group 3.875% 11/5/25	200,000	193,361
Voya Financial
2.90% 2/15/18	100,000	101,586

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Voya Financial (continued)
5.50% 7/15/22	100,000	$112,007
5.70% 7/15/43	100,000	113,771
WR Berkley 7.375% 9/15/19	100,000	116,294
XLIT
2.30% 12/15/18	100,000	100,390
5.25% 12/15/43	200,000	208,593
5.75% 10/1/21	100,000	114,034

		24,965,397

Internet & Catalog Retail–0.06%
Amazon.com
1.20% 11/29/17	800,000	801,670
3.80% 12/5/24	500,000	548,812
Expedia
4.50% 8/15/24	200,000	201,676
5.95% 8/15/20	100,000	111,626

		1,663,784

Internet Software & Services–0.12%
Alibaba Group Holding
2.50% 11/28/19	500,000	505,550
3.60% 11/28/24	633,000	639,308
Baidu
3.00% 6/30/20	200,000	203,082
3.25% 8/6/18	200,000	205,235
3.50% 11/28/22	200,000	205,465
4.125% 6/30/25	200,000	209,354
eBay
2.50% 3/9/18	80,000	81,336
2.60% 7/15/22	250,000	240,643
2.875% 8/1/21	350,000	354,525
3.25% 10/15/20	100,000	103,021
3.80% 3/9/22	150,000	154,623
Google
3.375% 2/25/24	200,000	219,066
3.625% 5/19/21	100,000	110,185

		3,231,393

IT Services–0.36%
Automatic Data Processing
2.25% 9/15/20	250,000	257,458
3.375% 9/15/25	125,000	133,794
Broadridge Financial Solutions 3.95% 9/1/20	100,000	105,963
Fidelity National Information Services
2.00% 4/15/18	43,000	42,784
2.85% 10/15/18	105,000	106,776
3.50% 4/15/23	311,000	310,837
3.625% 10/15/20	120,000	124,150
3.875% 6/5/24	100,000	100,256
4.50% 10/15/22	80,000	85,431
5.00% 10/15/25	200,000	216,377

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Fiserv
2.70% 6/1/20	150,000	$152,709
3.50% 10/1/22	150,000	157,697
3.85% 6/1/25	150,000	158,367
4.625% 10/1/20	100,000	108,171
HP Enterprise Services 7.45% 10/15/29	25,000	28,585
International Business Machines
1.125% 2/6/18	200,000	200,415
1.25% 2/8/18	250,000	251,322
1.625% 5/15/20	550,000	552,364
1.80% 5/17/19	500,000	506,495
1.875% 8/1/22	600,000	591,392
1.95% 2/12/19	200,000	203,747
2.875% 11/9/22	150,000	155,676
2.90% 11/1/21	150,000	157,195
3.45% 2/19/26	150,000	157,652
4.00% 6/20/42	200,000	203,943
5.60% 11/30/39	210,000	259,687
5.70% 9/14/17	300,000	320,385
5.875% 11/29/32	120,000	152,266
7.625% 10/15/18	300,000	345,827
Total System Services
3.75% 6/1/23	125,000	122,581
3.80% 4/1/21	50,000	51,477
4.80% 4/1/26	100,000	103,385
Visa
1.20% 12/14/17	130,000	130,796
2.20% 12/14/20	500,000	512,758
2.80% 12/14/22	300,000	313,141
3.15% 12/14/25	750,000	783,866
4.15% 12/14/35	115,000	123,829
4.30% 12/14/45	530,000	581,318
Western Union
2.875% 12/10/17	150,000	152,286
3.65% 8/22/18	100,000	102,680
5.253% 4/1/20	107,000	115,937
Xerox
2.80% 5/15/20	250,000	235,885
3.50% 8/20/20	100,000	96,573
4.50% 5/15/21	345,000	350,804
6.35% 5/15/18	250,000	266,885

		10,191,922

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	76,822
5.10% 5/15/44	65,000	66,087
6.35% 3/15/40	65,000	76,485
Mattel
2.35% 5/6/19	200,000	202,706
6.20% 10/1/40	100,000	111,082

		533,182

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.08%
Agilent Technologies
3.875% 7/15/23	150,000	$157,033
5.00% 7/15/20	100,000	110,965
Life Technologies 6.00% 3/1/20	150,000	168,231
Thermo Fisher Scientific
3.30% 2/15/22	650,000	663,467
3.60% 8/15/21	100,000	103,593
4.15% 2/1/24	500,000	527,938
4.50% 3/1/21	240,000	259,521
4.70% 5/1/20	100,000	109,145
Trimble Navigation 4.75% 12/1/24	100,000	102,144

		2,202,037

Machinery–0.26%
Caterpillar
1.50% 6/26/17	100,000	100,559
2.60% 6/26/22	50,000	50,675
3.803% 8/15/42	168,000	163,488
3.90% 5/27/21	150,000	164,457
4.75% 5/15/64	250,000	260,866
6.05% 8/15/36	200,000	258,723
7.90% 12/15/18	100,000	116,567
Crane 4.45% 12/15/23	100,000	104,786
Cummins
3.65% 10/1/23	139,000	146,966
4.875% 10/1/43	64,000	70,933
Deere
2.60% 6/8/22	100,000	102,276
3.90% 6/9/42	150,000	149,125
4.375% 10/16/19	350,000	385,735
5.375% 10/16/29	100,000	120,658
Dover
4.30% 3/1/21	100,000	109,889
5.375% 3/1/41	100,000	123,293
6.60% 3/15/38	25,000	33,733
Eaton
1.50% 11/2/17	200,000	200,281
2.75% 11/2/22	250,000	250,499
4.15% 11/2/42	150,000	151,190
6.95% 3/20/19	50,000	56,780
Eaton Electric Holdings
3.875% 12/15/20	100,000	105,218
6.10% 7/1/17	100,000	105,598
Flowserve 4.00% 11/15/23	64,000	64,035
Illinois Tool Works
1.95% 3/1/19	300,000	304,245
3.375% 9/15/21	60,000	64,083
3.90% 9/1/42	150,000	151,978
4.875% 9/15/41	100,000	115,561
6.25% 4/1/19	100,000	113,516
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	269,956

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Ingersoll-Rand Global Holding (continued)
5.75% 6/15/43	100,000	$119,559
6.875% 8/15/18	250,000	276,981
Kennametal 2.65% 11/1/19	150,000	141,189
Parker Hannifin
3.30% 11/21/24	60,000	63,189
4.20% 11/21/34	140,000	148,843
6.25% 5/15/38	550,000	724,077
Pentair Finance
2.90% 9/15/18	150,000	150,518
4.65% 9/15/25	150,000	154,471
5.00% 5/15/21	200,000	212,526
Snap-on 6.125% 9/1/21	50,000	59,538
Stanley Black & Decker
2.451% 11/17/18	100,000	101,608
2.90% 11/1/22	150,000	152,696
5.20% 9/1/40	100,000	112,967
•5.75% 12/15/53	100,000	105,500
Timken 3.875% 9/1/24	70,000	68,833
Valmont Industries 5.25% 10/1/54	150,000	129,463
Wabtec 4.375% 8/15/23	100,000	106,465

		7,244,092

Media–1.04%
21st Century Fox America
3.00% 9/15/22	600,000	618,755
3.70% 10/15/25	40,000	41,965
4.50% 2/15/21	150,000	165,546
4.75% 9/15/44	60,000	62,352
4.95% 10/15/45	30,000	32,201
5.65% 8/15/20	300,000	343,729
6.15% 3/1/37	30,000	35,426
6.15% 2/15/41	450,000	539,349
6.40% 12/15/35	300,000	368,164
6.65% 11/15/37	175,000	218,581
6.90% 8/15/39	100,000	124,897
8.15% 10/17/36	100,000	137,154
CBS
2.30% 8/15/19	200,000	202,226
3.375% 3/1/22	100,000	103,429
4.00% 1/15/26	355,000	371,533
4.85% 7/1/42	150,000	145,284
4.90% 8/15/44	125,000	121,862
7.875% 7/30/30	200,000	270,338
CC Holdings GS V
2.381% 12/15/17	100,000	100,894
3.849% 4/15/23	150,000	154,880
CCO Safari II
#144A 3.579% 7/23/20	305,000	311,903
#144A 4.464% 7/23/22	500,000	523,194
#144A 4.908% 7/23/25	850,000	897,906

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Safari II (continued)
#144A 6.384% 10/23/35	190,000	$210,229
#144A 6.484% 10/23/45	565,000	630,428
Comcast
2.75% 3/1/23	300,000	310,299
3.125% 7/15/22	100,000	106,057
3.15% 3/1/26	350,000	364,861
3.375% 2/15/25	425,000	452,140
3.375% 8/15/25	65,000	69,222
4.20% 8/15/34	83,000	87,902
4.25% 1/15/33	200,000	213,385
4.40% 8/15/35	192,000	208,422
4.60% 8/15/45	77,000	85,638
4.65% 7/15/42	24,000	26,760
4.75% 3/1/44	350,000	395,748
5.70% 5/15/18	200,000	218,692
5.70% 7/1/19	200,000	226,857
6.40% 5/15/38	250,000	333,636
6.45% 3/15/37	200,000	265,639
6.50% 11/15/35	200,000	269,233
6.95% 8/15/37	250,000	351,737
7.05% 3/15/33	500,000	689,657
Discovery Communications
3.30% 5/15/22	150,000	148,064
4.375% 6/15/21	100,000	104,942
4.875% 4/1/43	100,000	88,206
5.05% 6/1/20	200,000	214,393
5.625% 8/15/19	200,000	219,881
6.35% 6/1/40	150,000	153,627
Grupo Televisa
6.625% 1/15/40	100,000	111,080
8.50% 3/11/32	200,000	257,792
Historic TW
6.625% 5/15/29	300,000	364,440
6.875% 6/15/18	400,000	444,609
Interpublic Group
2.25% 11/15/17	150,000	150,074
4.00% 3/15/22	70,000	72,131
NBCUniversal Media
2.875% 1/15/23	575,000	596,895
4.375% 4/1/21	200,000	223,792
4.45% 1/15/43	675,000	728,764
5.15% 4/30/20	670,000	762,077
5.95% 4/1/41	200,000	256,259
Omnicom Group
3.60% 4/15/26	200,000	205,292
3.625% 5/1/22	200,000	210,235
4.45% 8/15/20	35,000	38,235
6.25% 7/15/19	250,000	283,346
RELX Capital 8.625% 1/15/19	100,000	116,261
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,275

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Scripps Networks Interactive (continued)
2.80% 6/15/20	100,000	$100,277
3.50% 6/15/22	100,000	100,262
3.90% 11/15/24	150,000	151,698
3.95% 6/15/25	100,000	100,225
Thomson Reuters
4.30% 11/23/23	200,000	212,681
4.70% 10/15/19	400,000	432,479
6.50% 7/15/18	150,000	165,441
Time Warner
3.55% 6/1/24	200,000	206,077
3.875% 1/15/26	150,000	157,620
4.70% 1/15/21	100,000	110,196
4.75% 3/29/21	150,000	165,604
4.875% 3/15/20	200,000	219,477
4.90% 6/15/42	200,000	204,534
6.10% 7/15/40	100,000	114,194
6.25% 3/29/41	800,000	927,840
6.50% 11/15/36	100,000	116,355
7.625% 4/15/31	325,000	415,849
7.70% 5/1/32	330,000	424,735
Time Warner Cable
4.00% 9/1/21	500,000	523,817
5.00% 2/1/20	145,000	157,531
5.50% 9/1/41	100,000	99,508
5.85% 5/1/17	500,000	521,353
5.875% 11/15/40	100,000	103,829
6.55% 5/1/37	200,000	219,815
6.75% 7/1/18	300,000	330,240
6.75% 6/15/39	200,000	225,802
7.30% 7/1/38	150,000	176,470
8.25% 4/1/19	250,000	291,240
8.75% 2/14/19	200,000	234,329
Time Warner Entertainment
8.375% 3/15/23	250,000	320,092
8.375% 7/15/33	200,000	254,711
Viacom
2.50% 9/1/18	120,000	120,922
3.125% 6/15/22	550,000	541,126
3.25% 3/15/23	250,000	242,269
3.50% 4/1/17	100,000	101,257
3.875% 4/1/24	200,000	199,540
4.375% 3/15/43	477,000	370,040
5.625% 9/15/19	200,000	219,524
5.85% 9/1/43	150,000	144,712
6.875% 4/30/36	125,000	131,170
Walt Disney
0.875% 5/30/17	150,000	150,173
1.50% 9/17/18	70,000	70,985
2.15% 9/17/20	100,000	102,759
2.35% 12/1/22	300,000	307,744
3.00% 2/13/26	300,000	317,600

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
3.15% 9/17/25	100,000	$107,553
3.70% 12/1/42	150,000	150,878
3.75% 6/1/21	200,000	219,447
4.125% 12/1/41	100,000	106,485
4.125% 6/1/44	83,000	89,245
6.00% 7/17/17	150,000	159,844
WPP Finance 2010
4.75% 11/21/21	100,000	110,486
5.625% 11/15/43	250,000	259,436

		29,216,256

Metals & Mining–0.32%
Barrick Gold
4.10% 5/1/23	63,000	61,448
5.25% 4/1/42	300,000	259,081
Barrick North America Finance
4.40% 5/30/21	200,000	204,696
5.70% 5/30/41	500,000	437,518
5.75% 5/1/43	150,000	136,040
7.50% 9/15/38	25,000	24,305
Barrick PD Australia Finance 5.95% 10/15/39	100,000	90,220
BHP Billiton Finance USA
3.25% 11/21/21	250,000	257,335
3.85% 9/30/23	200,000	206,176
4.125% 2/24/42	125,000	114,600
5.00% 9/30/43	500,000	509,797
6.50% 4/1/19	150,000	168,827
Goldcorp
2.125% 3/15/18	100,000	98,645
3.70% 3/15/23	200,000	196,149
Newmont Mining
3.50% 3/15/22	150,000	149,203
4.875% 3/15/42	650,000	559,294
6.25% 10/1/39	100,000	100,241
Nucor
4.00% 8/1/23	139,000	145,094
4.125% 9/15/22	100,000	104,591
5.20% 8/1/43	100,000	102,130
5.75% 12/1/17	50,000	53,213
5.85% 6/1/18	100,000	107,696
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	144,814
Rio Tinto Alcan 6.125% 12/15/33	150,000	157,804
Rio Tinto Finance USA
1.625% 8/21/17	250,000	248,477
2.25% 12/14/18	150,000	150,651
2.875% 8/21/22	250,000	243,638
3.50% 11/2/20	250,000	259,029
3.75% 9/20/21	150,000	155,878

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Rio Tinto Finance USA (continued)
3.75% 6/15/25	700,000	$683,514
4.125% 5/20/21	200,000	212,020
4.125% 8/21/42	150,000	134,097
5.20% 11/2/40	100,000	102,575
6.50% 7/15/18	250,000	273,077
7.125% 7/15/28	75,000	88,675
9.00% 5/1/19	100,000	118,415
Southern Copper
3.50% 11/8/22	89,000	85,986
5.25% 11/8/42	150,000	124,004
5.375% 4/16/20	125,000	134,065
5.875% 4/23/45	69,000	61,566
6.75% 4/16/40	110,000	107,508
7.50% 7/27/35	200,000	210,111
Vale 5.625% 9/11/42	150,000	106,500
Vale Overseas
4.375% 1/11/22	250,000	214,063
4.625% 9/15/20	100,000	92,500
5.625% 9/15/19	300,000	292,500
6.875% 11/21/36	350,000	278,145
6.875% 11/10/39	170,000	134,088
Worthington Industries 4.55% 4/15/26	40,000	40,002
Yamana Gold 4.95% 7/15/24	50,000	42,319

		8,982,320

Multiline Retail–0.13%
Dollar General
3.25% 4/15/23	200,000	202,158
4.15% 11/1/25	75,000	78,951
Kohl’s
4.00% 11/1/21	200,000	209,442
4.25% 7/17/25	50,000	49,493
4.75% 12/15/23	150,000	155,058
5.55% 7/17/45	50,000	45,407
Macy’s Retail Holdings
2.875% 2/15/23	100,000	95,133
3.45% 1/15/21	100,000	103,124
3.625% 6/1/24	150,000	147,038
4.375% 9/1/23	90,000	92,586
5.125% 1/15/42	100,000	85,817
6.70% 7/15/34	150,000	154,976
6.90% 4/1/29	150,000	161,597
Nordstrom
4.75% 5/1/20	100,000	108,428
5.00% 1/15/44	281,000	294,705
Target
2.30% 6/26/19	200,000	207,178
2.90% 1/15/22	300,000	317,553
3.875% 7/15/20	100,000	109,469
4.00% 7/1/42	150,000	160,992
6.00% 1/15/18	250,000	272,142

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Target (continued)
6.35% 11/1/32	100,000	$133,257
6.50% 10/15/37	200,000	277,868
7.00% 1/15/38	200,000	284,919

		3,747,291

Multi-Utilities–0.28%
American Water Capital
3.85% 3/1/24	250,000	270,307
4.30% 12/1/42	100,000	106,126
6.085% 10/15/17	100,000	106,848
Avista
5.125% 4/1/22	30,000	33,547
5.95% 6/1/18	100,000	109,016
Consolidated Edison New York
3.95% 3/1/43	150,000	150,129
4.45% 3/15/44	200,000	218,445
4.50% 12/1/45	100,000	109,331
4.625% 12/1/54	500,000	545,686
5.50% 12/1/39	250,000	298,885
5.85% 3/15/36	100,000	125,953
6.30% 8/15/37	20,000	25,582
6.65% 4/1/19	200,000	227,659
6.75% 4/1/38	25,000	34,459
7.125% 12/1/18	200,000	228,315
Dominion Resources
2.50% 12/1/19	400,000	404,873
2.75% 9/15/22	250,000	247,413
4.45% 3/15/21	100,000	108,243
4.90% 8/1/41	60,000	61,457
5.20% 8/15/19	80,000	87,635
5.95% 6/15/35	25,000	29,241
6.40% 6/15/18	76,000	82,707
DTE Energy
2.40% 12/1/19	150,000	151,285
#144A 3.30% 6/15/22	200,000	207,849
3.50% 6/1/24	100,000	102,951
KeySpan 8.00% 11/15/30	25,000	34,078
NiSource Finance
3.85% 2/15/23	50,000	52,510
4.80% 2/15/44	100,000	105,893
5.25% 2/15/43	59,000	67,405
5.45% 9/15/20	125,000	139,722
5.80% 2/1/42	100,000	121,287
6.125% 3/1/22	100,000	117,480
6.40% 3/15/18	210,000	227,831
Puget Energy
3.65% 5/15/25	200,000	201,679
6.00% 9/1/21	200,000	228,310
Puget Sound Energy
4.434% 11/15/41	100,000	108,534

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Puget Sound Energy (continued)
5.638% 4/15/41	80,000	$100,793
5.764% 7/15/40	50,000	63,599
5.795% 3/15/40	100,000	126,097
San Diego Gas & Electric
3.00% 8/15/21	175,000	185,332
3.60% 9/1/23	200,000	213,993
6.00% 6/1/39	110,000	145,315
SCANA
4.125% 2/1/22	500,000	511,901
6.25% 4/1/20	100,000	112,291
Sempra Energy
2.40% 3/15/20	250,000	251,123
2.85% 11/15/20	100,000	101,781
2.875% 10/1/22	150,000	148,485
3.75% 11/15/25	100,000	102,525
6.00% 10/15/39	125,000	143,163
6.15% 6/15/18	25,000	27,104
United Utilities 5.375% 2/1/19	100,000	107,096
WEC Energy Group
1.65% 6/15/18	35,000	35,030
2.45% 6/15/20	50,000	50,903
3.55% 6/15/25	50,000	52,043

		7,957,245

Oil, Gas & Consumable Fuels–2.37%
Anadarko Finance 7.50% 5/1/31	250,000	271,320
Anadarko Petroleum
5.55% 3/15/26	400,000	404,272
6.375% 9/15/17	300,000	314,501
6.45% 9/15/36	250,000	250,342
7.95% 6/15/39	200,000	220,689
8.70% 3/15/19	200,000	223,616
ANR Pipeline 9.625% 11/1/21	500,000	644,614
Apache
3.25% 4/15/22	473,000	455,709
4.25% 1/15/44	100,000	84,358
4.75% 4/15/43	200,000	180,175
5.10% 9/1/40	350,000	318,630
5.25% 2/1/42	100,000	92,206
6.00% 1/15/37	50,000	49,902
Boardwalk Pipelines
3.375% 2/1/23	100,000	84,508
4.95% 12/15/24	50,000	45,804
5.75% 9/15/19	100,000	99,967
Buckeye Partners
4.875% 2/1/21	260,000	262,860
5.50% 8/15/19	50,000	52,016
5.85% 11/15/43	500,000	437,557
Burlington Resources Finance 7.20% 8/15/31	100,000	111,625

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources
3.80% 4/15/24	43,000	$38,676
3.90% 2/1/25	200,000	180,085
5.70% 5/15/17	250,000	257,775
5.85% 2/1/35	200,000	172,618
5.90% 2/1/18	100,000	103,791
6.25% 3/15/38	150,000	138,369
Chevron
1.104% 12/5/17	300,000	299,555
1.344% 11/9/17	150,000	150,891
1.345% 11/15/17	500,000	503,133
1.718% 6/24/18	500,000	504,891
1.79% 11/16/18	150,000	151,868
2.193% 11/15/19	500,000	509,775
2.355% 12/5/22	500,000	500,117
3.191% 6/24/23	550,000	567,490
3.326% 11/17/25	150,000	154,595
4.95% 3/3/19	100,000	109,831
CNOOC Finance 2013
3.00% 5/9/23	250,000	242,603
4.25% 5/9/43	1,000,000	953,320
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	200,556
4.20% 5/5/45	200,000	189,666
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	197,073
Columbia Pipeline Group
#144A 2.45% 6/1/18	50,000	49,524
#144A 4.50% 6/1/25	250,000	248,695
#144A 5.80% 6/1/45	100,000	101,642
ConocoPhillips
1.05% 12/15/17	250,000	246,486
2.40% 12/15/22	450,000	426,236
3.35% 5/15/25	180,000	172,504
4.15% 11/15/34	90,000	80,670
4.20% 3/15/21	200,000	209,092
4.30% 11/15/44	150,000	130,211
4.95% 3/15/26	250,000	261,488
5.75% 2/1/19	425,000	461,383
5.90% 5/15/38	450,000	462,494
5.95% 3/15/46	100,000	107,963
6.00% 1/15/20	200,000	222,590
6.50% 2/1/39	380,000	416,795
ConocoPhillips Holding 6.95% 4/15/29	200,000	225,466
Devon Energy
3.25% 5/15/22	250,000	210,780
4.00% 7/15/21	100,000	89,145
4.75% 5/15/42	100,000	73,574
5.00% 6/15/45	70,000	52,417
5.60% 7/15/41	300,000	235,661
5.85% 12/15/25	150,000	145,049
6.30% 1/15/19	100,000	101,155
7.95% 4/15/32	100,000	101,930

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Financing 7.875% 9/30/31	200,000	$196,547
Ecopetrol
4.125% 1/16/25	500,000	427,500
5.375% 6/26/26	210,000	191,625
5.875% 9/18/23	200,000	197,702
5.875% 5/28/45	155,000	122,791
7.625% 7/23/19	200,000	219,500
El Paso Natural Gas
5.95% 4/15/17	100,000	102,935
8.375% 6/15/32	100,000	106,431
Enable Midstream Partners
3.90% 5/15/24	200,000	158,376
5.00% 5/15/44	70,000	49,576
Enbridge
3.50% 6/10/24	100,000	90,267
4.00% 10/1/23	150,000	142,895
4.50% 6/10/44	100,000	79,862
5.60% 4/1/17	100,000	100,733
Enbridge Energy Partners
5.20% 3/15/20	100,000	100,166
6.50% 4/15/18	50,000	51,460
7.50% 4/15/38	300,000	297,776
9.875% 3/1/19	50,000	56,032
Energy Transfer Partners
2.50% 6/15/18	215,000	208,223
3.60% 2/1/23	100,000	86,879
4.05% 3/15/25	100,000	88,169
4.15% 10/1/20	150,000	144,265
4.75% 1/15/26	400,000	364,192
5.15% 3/15/45	150,000	116,987
5.20% 2/1/22	250,000	237,523
5.95% 10/1/43	125,000	108,000
6.125% 12/15/45	400,000	360,176
6.50% 2/1/42	150,000	136,582
7.50% 7/1/38	200,000	193,956
7.60% 2/1/24	150,000	156,368
Enterprise Products Operating
1.65% 5/7/18	100,000	99,687
3.35% 3/15/23	350,000	348,919
3.70% 2/15/26	150,000	147,426
3.75% 2/15/25	640,000	640,028
3.90% 2/15/24	200,000	202,485
4.05% 2/15/22	100,000	104,249
4.45% 2/15/43	125,000	111,973
4.85% 8/15/42	200,000	186,209
4.85% 3/15/44	125,000	117,697
4.90% 5/15/46	100,000	96,489
5.20% 9/1/20	100,000	109,289
5.25% 1/31/20	100,000	108,269
5.70% 2/15/42	150,000	152,284
5.75% 3/1/35	250,000	255,575
5.95% 2/1/41	100,000	102,957

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating (continued)
6.125% 10/15/39	50,000	$52,484
6.30% 9/15/17	100,000	105,873
6.50% 1/31/19	100,000	109,629
7.55% 4/15/38	100,000	118,711
EOG Resources
2.625% 3/15/23	150,000	142,362
3.15% 4/1/25	250,000	243,087
3.90% 4/1/35	350,000	325,366
4.15% 1/15/26	100,000	104,190
4.40% 6/1/20	150,000	159,736
5.10% 1/15/36	100,000	103,513
6.875% 10/1/18	25,000	27,652
EQT
4.875% 11/15/21	100,000	95,814
8.125% 6/1/19	75,000	80,876
EQT Midstream Partners 4.00% 8/1/24	55,000	47,838
Exxon Mobil
1.305% 3/6/18	500,000	502,389
1.439% 3/1/18	140,000	141,039
1.708% 3/1/19	250,000	253,406
1.819% 3/15/19	500,000	507,676
2.222% 3/1/21	105,000	106,932
2.726% 3/1/23	170,000	173,056
3.043% 3/1/26	250,000	256,185
3.567% 3/6/45	800,000	779,938
4.114% 3/1/46	165,000	175,406
Hess
5.60% 2/15/41	200,000	178,217
7.125% 3/15/33	100,000	100,828
7.30% 8/15/31	250,000	266,447
8.125% 2/15/19	285,000	313,329
Husky Energy
3.95% 4/15/22	150,000	149,644
4.00% 4/15/24	50,000	47,383
7.25% 12/15/19	125,000	138,276
Kerr-McGee 6.95% 7/1/24	100,000	106,012
Kinder Morgan
2.00% 12/1/17	110,000	108,865
4.30% 6/1/25	200,000	190,591
5.55% 6/1/45	700,000	624,215
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	296,497
3.50% 3/1/21	520,000	501,108
3.50% 9/1/23	500,000	453,716
3.95% 9/1/22	100,000	96,130
5.00% 8/15/42	500,000	418,321
5.00% 3/1/43	250,000	206,950
5.30% 9/15/20	250,000	260,695
5.80% 3/15/35	150,000	135,096
5.95% 2/15/18	50,000	52,360

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners (continued)
6.50% 9/1/39	100,000	$94,941
6.55% 9/15/40	200,000	189,380
7.75% 3/15/32	200,000	209,592
Magellan Midstream Partners
3.20% 3/15/25	100,000	95,983
4.20% 3/15/45	150,000	125,958
4.25% 2/1/21	150,000	157,169
5.00% 3/1/26	100,000	108,352
6.55% 7/15/19	50,000	55,839
Marathon Oil
2.80% 11/1/22	125,000	101,940
5.90% 3/15/18	500,000	500,208
6.60% 10/1/37	100,000	82,606
Marathon Petroleum
3.625% 9/15/24	250,000	229,013
5.00% 9/15/54	500,000	392,779
5.125% 3/1/21	135,000	140,591
6.50% 3/1/41	145,000	144,341
#MPLX 144A 4.875% 12/1/24	500,000	462,414
Nexen Energy
6.20% 7/30/19	130,000	143,916
6.40% 5/15/37	150,000	171,183
7.50% 7/30/39	200,000	258,884
Noble Energy
4.15% 12/15/21	100,000	99,954
5.05% 11/15/44	800,000	683,740
6.00% 3/1/41	135,000	126,271
8.25% 3/1/19	100,000	110,123
Noble Holding International 3.95% 3/15/22	100,000	61,073
Northwest Pipeline 6.05% 6/15/18	300,000	296,095
Occidental Petroleum
1.50% 2/15/18	100,000	99,725
2.60% 4/15/22	250,000	252,307
2.70% 2/15/23	200,000	197,626
3.125% 2/15/22	150,000	155,069
3.40% 4/15/26	180,000	181,945
3.50% 6/15/25	450,000	461,380
4.40% 4/15/46	250,000	252,244
ONEOK Partners
3.20% 9/15/18	100,000	96,854
3.375% 10/1/22	150,000	134,807
3.80% 3/15/20	100,000	95,453
4.90% 3/15/25	100,000	94,381
6.125% 2/1/41	100,000	90,462
6.20% 9/15/43	178,000	162,554
6.65% 10/1/36	100,000	93,270
8.625% 3/1/19	100,000	108,863
Petro-Canada
5.95% 5/15/35	200,000	203,716

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petro-Canada (continued)
6.80% 5/15/38	100,000	$109,916
9.25% 10/15/21	50,000	59,739
Petroleos Mexicanos
2.378% 4/15/25	180,500	184,774
3.125% 1/23/19	80,000	79,480
3.50% 7/18/18	200,000	203,200
3.50% 1/30/23	800,000	727,000
4.50% 1/23/26	250,000	233,500
4.875% 1/24/22	1,250,000	1,243,750
4.875% 1/18/24	500,000	491,375
5.50% 1/21/21	400,000	415,750
6.00% 3/5/20	260,000	275,600
6.375% 1/23/45	609,000	567,588
6.50% 6/2/41	800,000	757,200
6.625% 6/15/35	250,000	241,250
8.00% 5/3/19	550,000	614,047
Phillips 66
2.95% 5/1/17	950,000	967,765
4.65% 11/15/34	350,000	348,259
5.875% 5/1/42	250,000	272,589
Pioneer Natural Resources
3.45% 1/15/21	100,000	99,581
3.95% 7/15/22	100,000	101,682
4.45% 1/15/26	100,000	100,981
6.875% 5/1/18	400,000	429,208
Plains All American Pipeline
4.30% 1/31/43	100,000	72,879
4.65% 10/15/25	200,000	185,251
4.70% 6/15/44	600,000	449,663
5.15% 6/1/42	200,000	156,114
5.75% 1/15/20	100,000	104,347
6.65% 1/15/37	125,000	115,966
8.75% 5/1/19	150,000	165,936
Shell International Finance
1.125% 8/21/17	500,000	499,781
1.25% 11/10/17	150,000	150,215
1.625% 11/10/18	150,000	150,511
2.00% 11/15/18	300,000	303,939
2.125% 5/11/20	350,000	353,452
2.25% 11/10/20	150,000	152,244
2.375% 8/21/22	250,000	247,931
3.25% 5/11/25	650,000	656,905
3.40% 8/12/23	650,000	674,376
4.125% 5/11/35	156,000	160,160
4.30% 9/22/19	200,000	216,467
4.375% 3/25/20	75,000	81,920
4.375% 5/11/45	167,000	167,892
4.55% 8/12/43	100,000	104,063
5.50% 3/25/40	100,000	112,557
6.375% 12/15/38	300,000	368,006

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Capital
5.65% 3/1/20	100,000	$102,866
7.50% 9/15/38	350,000	364,050
Spectra Energy Partners 2.95% 9/25/18	350,000	351,575
Statoil
1.15% 5/15/18	250,000	248,279
1.25% 11/9/17	250,000	249,861
2.45% 1/17/23	200,000	194,075
2.65% 1/15/24	100,000	97,524
3.15% 1/23/22	200,000	205,619
3.70% 3/1/24	600,000	627,352
3.95% 5/15/43	250,000	238,851
4.80% 11/8/43	150,000	161,748
5.10% 8/17/40	200,000	219,954
5.25% 4/15/19	250,000	274,930
7.15% 1/15/29	25,000	31,889
Suncor Energy
3.60% 12/1/24	250,000	247,963
6.10% 6/1/18	150,000	160,434
6.50% 6/15/38	250,000	269,756
6.85% 6/1/39	100,000	111,421
7.15% 2/1/32	25,000	27,943
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	178,838
4.40% 4/1/21	100,000	98,309
5.30% 4/1/44	200,000	165,527
5.95% 12/1/25	100,000	100,648
6.85% 2/15/40	100,000	94,750
TC PipeLines 4.375% 3/13/25	150,000	130,384
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	412,072
7.625% 4/1/37	150,000	153,231
Tosco 8.125% 2/15/30	100,000	123,412
Total Capital
4.125% 1/28/21	100,000	106,894
4.45% 6/24/20	100,000	109,964
Total Capital Canada
1.45% 1/15/18	400,000	401,485
2.75% 7/15/23	300,000	299,782
Total Capital International
1.55% 6/28/17	150,000	150,618
2.10% 6/19/19	300,000	305,119
2.70% 1/25/23	200,000	199,330
2.875% 2/17/22	200,000	205,398
3.70% 1/15/24	100,000	106,084
TransCanada PipeLines
1.625% 11/9/17	150,000	150,303
2.50% 8/1/22	150,000	142,067
3.125% 1/15/19	25,000	25,281
3.75% 10/16/23	150,000	148,146
3.80% 10/1/20	100,000	103,802

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines (continued)
4.625% 3/1/34	200,000	$191,424
4.875% 1/15/26	100,000	105,746
6.10% 6/1/40	100,000	108,576
•6.35% 5/15/67	150,000	102,000
6.50% 8/15/18	200,000	216,766
7.25% 8/15/38	100,000	115,985
7.625% 1/15/39	250,000	300,951
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	76,781
Valero Energy
3.65% 3/15/25	100,000	98,427
4.90% 3/15/45	150,000	134,422
6.125% 2/1/20	65,000	71,431
6.625% 6/15/37	300,000	326,355
7.50% 4/15/32	100,000	114,925
9.375% 3/15/19	200,000	238,643
Western Gas Partners
3.95% 6/1/25	150,000	128,755
4.00% 7/1/22	150,000	134,448
5.45% 4/1/44	100,000	79,699
Williams Partners
3.90% 1/15/25	425,000	344,235
4.00% 11/15/21	100,000	86,988
4.30% 3/4/24	195,000	162,426
5.25% 3/15/20	200,000	191,827
6.30% 4/15/40	470,000	389,187
XTO Energy 6.50% 12/15/18	100,000	112,893

		66,327,401

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	204,911
5.00% 1/21/21	100,000	107,038
Domtar
4.40% 4/1/22	100,000	103,189
6.75% 2/15/44	100,000	102,066
Georgia-Pacific 8.00% 1/15/24	250,000	322,833
International Paper
4.75% 2/15/22	200,000	219,732
4.80% 6/15/44	200,000	193,341
5.00% 9/15/35	100,000	103,326
5.15% 5/15/46	200,000	202,062
6.00% 11/15/41	135,000	147,115
7.30% 11/15/39	100,000	119,397
7.50% 8/15/21	80,000	96,157
7.95% 6/15/18	300,000	337,743
MeadWestvaco 8.20% 1/15/30	150,000	193,654
Plum Creek Timberlands 4.70% 3/15/21	100,000	107,325

		2,559,889

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Personal Products–0.03%
Colgate-Palmolive
0.90% 5/1/18	100,000	$99,988
1.75% 3/15/19	344,000	351,650
2.30% 5/3/22	100,000	103,508
4.00% 8/15/45	100,000	110,191
Estee Lauder 4.375% 6/15/45	250,000	272,778

		938,115

Pharmaceuticals–1.11%
Abbott Laboratories
5.125% 4/1/19	478,000	525,670
5.30% 5/27/40	250,000	288,274
6.00% 4/1/39	50,000	63,403
6.15% 11/30/37	50,000	64,205
AbbVie
1.75% 11/6/17	750,000	753,765
1.80% 5/14/18	625,000	629,522
2.50% 5/14/20	500,000	509,522
2.90% 11/6/22	500,000	509,594
3.20% 11/6/22	225,000	233,015
3.60% 5/14/25	250,000	262,927
4.40% 11/6/42	300,000	304,279
4.50% 5/14/35	600,000	625,382
4.70% 5/14/45	665,000	709,989
Actavis
3.25% 10/1/22	250,000	256,639
4.625% 10/1/42	125,000	129,275
6.125% 8/15/19	45,000	50,458
Actavis Funding
2.35% 3/12/18	1,000,000	1,012,290
2.45% 6/15/19	210,000	212,437
3.45% 3/15/22	500,000	519,757
4.55% 3/15/35	1,000,000	1,033,536
4.85% 6/15/44	650,000	694,910
Allergan 1.35% 3/15/18	550,000	546,208
AstraZeneca
1.75% 11/16/18	150,000	151,517
2.375% 11/16/20	250,000	255,222
3.375% 11/16/25	250,000	259,277
4.00% 9/18/42	150,000	151,275
4.375% 11/16/45	95,000	101,396
5.90% 9/15/17	350,000	373,441
6.45% 9/15/37	450,000	599,389
Baxalta
#144A 2.00% 6/22/18	50,000	49,624
#144A 2.875% 6/23/20	400,000	399,706
#144A 3.60% 6/23/22	100,000	101,727
#144A 4.00% 6/23/25	150,000	152,719
#144A 5.25% 6/23/45	45,000	47,934
Bristol-Myers Squibb
1.75% 3/1/19	200,000	204,014

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
2.00% 8/1/22	100,000	$100,876
3.25% 8/1/42	100,000	93,357
4.50% 3/1/44	500,000	568,881
5.875% 11/15/36	195,000	251,300
Eli Lilly
1.25% 3/1/18	410,000	413,283
1.95% 3/15/19	250,000	255,860
5.50% 3/15/27	100,000	124,554
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	786,264
5.375% 4/15/34	100,000	118,654
5.65% 5/15/18	450,000	493,176
6.375% 5/15/38	450,000	611,055
Johnson & Johnson
1.125% 3/1/19	95,000	95,296
1.65% 12/5/18	800,000	815,806
1.65% 3/1/21	150,000	150,895
2.05% 3/1/23	150,000	150,781
2.45% 12/5/21	150,000	155,547
2.45% 3/1/26	150,000	150,743
2.95% 9/1/20	100,000	106,736
3.55% 5/15/21	100,000	109,234
3.55% 3/1/36	70,000	72,940
3.70% 3/1/46	80,000	84,223
4.375% 12/5/33	183,000	208,857
4.85% 5/15/41	100,000	121,906
5.15% 7/15/18	250,000	273,801
5.85% 7/15/38	100,000	136,348
Merck
1.10% 1/31/18	150,000	150,473
1.30% 5/18/18	100,000	100,846
1.85% 2/10/20	400,000	407,749
2.40% 9/15/22	150,000	153,091
2.75% 2/10/25	900,000	922,370
2.80% 5/18/23	250,000	261,120
3.60% 9/15/42	100,000	100,341
3.875% 1/15/21	400,000	439,678
4.15% 5/18/43	242,000	265,006
6.50% 12/1/33	100,000	136,275
6.55% 9/15/37	100,000	135,821
Merck Sharp & Dohme
5.00% 6/30/19	100,000	111,692
5.85% 6/30/39	50,000	65,394
Mylan
2.55% 3/28/19	75,000	75,133
2.60% 6/24/18	200,000	200,181
#144A 3.00% 12/15/18	65,000	65,934
#144A 3.75% 12/15/20	100,000	102,424
5.40% 11/29/43	133,000	132,686
Novartis Capital
2.40% 9/21/22	250,000	256,251

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital (continued)
3.00% 11/20/25	250,000	$261,141
3.40% 5/6/24	250,000	268,477
3.70% 9/21/42	150,000	151,906
4.00% 11/20/45	250,000	268,263
4.40% 4/24/20	100,000	111,250
4.40% 5/6/44	250,000	287,083
Novartis Securities Investment 5.125% 2/10/19	400,000	442,980
Perrigo 4.00% 11/15/23	250,000	254,603
Perrigo Finance Unlimited
3.50% 3/15/21	200,000	205,176
4.375% 3/15/26	200,000	206,290
Pfizer
2.10% 5/15/19	300,000	309,082
3.00% 6/15/23	200,000	211,263
3.40% 5/15/24	400,000	429,458
4.40% 5/15/44	400,000	453,353
6.20% 3/15/19	700,000	797,057
7.20% 3/15/39	300,000	439,229
Sanofi
1.25% 4/10/18	91,000	91,505
4.00% 3/29/21	325,000	357,632
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	176,239
6.15% 2/1/36	100,000	118,745
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	249,659
3.65% 11/10/21	250,000	260,877
Wyeth
5.95% 4/1/37	350,000	450,572
6.00% 2/15/36	100,000	127,868
6.50% 2/1/34	100,000	132,616
Zoetis
3.25% 2/1/23	163,000	161,433
3.45% 11/13/20	75,000	77,131
4.50% 11/13/25	200,000	214,283
4.70% 2/1/43	150,000	141,586

		30,971,893

Professional Services–0.01%
Dun & Bradstreet 4.00% 6/15/20	150,000	149,113

		149,113

Real Estate Investment Trusts–0.69%
Alexandria Real Estate Equities
4.30% 1/15/26	250,000	256,367
4.50% 7/30/29	110,000	110,938
American Tower
2.80% 6/1/20	100,000	100,605
3.45% 9/15/21	250,000	255,952
3.50% 1/31/23	250,000	252,751

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
4.00% 6/1/25	100,000	$103,356
4.50% 1/15/18	200,000	208,489
4.70% 3/15/22	225,000	243,960
5.00% 2/15/24	100,000	109,917
5.05% 9/1/20	100,000	108,713
5.90% 11/1/21	65,000	74,338
AvalonBay Communities
3.45% 6/1/25	100,000	102,673
3.50% 11/15/24	200,000	207,487
3.50% 11/15/25	50,000	51,903
3.625% 10/1/20	200,000	209,034
6.10% 3/15/20	100,000	115,007
Boston Properties
3.65% 2/1/26	100,000	103,975
3.70% 11/15/18	100,000	104,647
3.85% 2/1/23	125,000	131,788
4.125% 5/15/21	250,000	268,207
5.625% 11/15/20	150,000	168,691
5.875% 10/15/19	100,000	111,933
Brandywine Operating Partnership
4.55% 10/1/29	200,000	199,577
4.95% 4/15/18	100,000	104,312
Brixmor Operating Partnership
3.85% 2/1/25	70,000	64,258
3.875% 8/15/22	95,000	92,838
Brookfield Asset Management 4.00% 1/15/25	150,000	152,806
Camden Property Trust
4.25% 1/15/24	67,000	71,586
4.625% 6/15/21	100,000	109,600
CBL & Associates 5.25% 12/1/23	67,000	63,734
Corporate Office Properties 3.70% 6/15/21	350,000	348,017
Crown Castle International
3.40% 2/15/21	140,000	142,242
4.45% 2/15/26	165,000	171,894
CubeSmart 4.375% 12/15/23	100,000	105,404
DDR
3.50% 1/15/21	150,000	152,331
4.25% 2/1/26	100,000	101,805
7.50% 4/1/17	200,000	210,750
Digital Realty Trust
3.40% 10/1/20	100,000	102,335
3.95% 7/1/22	150,000	152,938
4.75% 10/1/25	100,000	102,000
5.25% 3/15/21	100,000	110,088
Duke Realty
3.75% 12/1/24	250,000	248,281
4.375% 6/15/22	100,000	105,451
EPR Properties
5.25% 7/15/23	75,000	76,727

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
EPR Properties (continued)
5.75% 8/15/22	100,000	$107,955
ERP Operating
2.375% 7/1/19	150,000	151,100
3.375% 6/1/25	100,000	103,222
4.50% 7/1/44	150,000	159,852
4.50% 6/1/45	50,000	53,230
4.625% 12/15/21	90,000	100,265
4.75% 7/15/20	100,000	109,421
Essex Portfolio
3.25% 5/1/23	100,000	99,741
3.375% 1/15/23	250,000	255,260
Federal Realty Investment Trust
2.75% 6/1/23	100,000	98,839
4.50% 12/1/44	50,000	52,531
Government Properties Income Trust 3.75% 8/15/19	100,000	102,347
HCP
2.625% 2/1/20	200,000	197,428
3.75% 2/1/19	100,000	103,249
3.875% 8/15/24	200,000	193,369
4.00% 12/1/22	150,000	150,964
4.00% 6/1/25	250,000	240,702
4.25% 11/15/23	186,000	187,024
5.375% 2/1/21	200,000	218,643
Healthcare Realty Trust 5.75% 1/15/21	200,000	222,549
Healthcare Trust of America Holdings 3.375% 7/15/21	100,000	101,174
Highwoods Realty 3.20% 6/15/21	200,000	199,683
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,786
5.00% 8/15/22	300,000	312,245
5.25% 2/15/26	50,000	50,317
Host Hotels & Resorts
4.75% 3/1/23	150,000	156,498
5.25% 3/15/22	400,000	432,730
Kilroy Realty
4.25% 8/15/29	150,000	154,397
4.80% 7/15/18	100,000	105,308
Kimco Realty
3.20% 5/1/21	150,000	153,355
3.40% 11/1/22	50,000	50,756
6.875% 10/1/19	150,000	172,816
Lexington Realty Trust 4.40% 6/15/24	60,000	60,567
Liberty Property
4.125% 6/15/22	50,000	52,140
4.40% 2/15/24	100,000	105,481
6.625% 10/1/17	50,000	53,485
Mack-Cali Realty 7.75% 8/15/19	100,000	109,835
Mid-America Apartments
3.75% 6/15/24	100,000	101,652

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments (continued)
4.00% 11/15/25	50,000	$51,140
4.30% 10/15/23	50,000	52,768
National Retail Properties
3.30% 4/15/23	100,000	99,248
4.00% 11/15/25	65,000	66,888
5.50% 7/15/21	100,000	112,850
Omega Healthcare Investors
4.50% 4/1/27	200,000	191,807
4.95% 4/1/24	57,000	58,146
5.25% 1/15/26	100,000	102,158
Prologis
3.75% 11/1/25	45,000	47,047
4.25% 8/15/23	150,000	162,034
Realty Income
3.875% 7/15/24	65,000	66,009
4.65% 8/1/23	400,000	424,932
5.75% 1/15/21	100,000	112,487
5.875% 3/15/35	50,000	57,185
Regency Centers
3.90% 11/1/25	60,000	61,600
4.80% 4/15/21	100,000	108,636
Retail Opportunity Investments Partnership 4.00% 12/15/24	50,000	47,670
Select Income REIT 2.85% 2/1/18	500,000	500,563
Senior Housing Properties Trust 4.75% 5/1/24	200,000	194,092
Simon Property Group
2.50% 9/1/20	100,000	101,890
3.375% 10/1/24	450,000	471,303
4.125% 12/1/21	300,000	328,805
5.65% 2/1/20	200,000	226,155
6.75% 2/1/40	300,000	404,011
10.35% 4/1/19	200,000	246,762
Tanger Properties 3.875% 12/1/23	100,000	102,395
UDR
4.00% 10/1/25	50,000	52,037
4.25% 6/1/18	100,000	105,003
4.625% 1/10/22	100,000	108,327
Ventas Realty
2.70% 4/1/20	100,000	100,773
3.75% 5/1/24	150,000	150,138
4.00% 4/30/19	200,000	209,986
4.125% 1/15/26	156,000	160,505
4.25% 3/1/22	200,000	211,827
4.75% 6/1/21	100,000	110,102
Vornado Realty 2.50% 6/30/19	100,000	100,904
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,096
Weingarten Realty Investors 3.375% 10/15/22	150,000	149,497

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Welltower
4.25% 4/1/26	200,000	$203,075
4.50% 1/15/24	250,000	259,935
5.25% 1/15/22	100,000	109,333
6.125% 4/15/20	135,000	152,352
6.50% 3/15/41	250,000	296,215
Weyerhaeuser
4.625% 9/15/23	250,000	264,411
7.375% 3/15/32	250,000	306,129
WP Carey 4.60% 4/1/24	100,000	101,889

		19,371,736

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	102,239
4.125% 7/1/24	100,000	103,135
CBRE Services 4.875% 3/1/26	300,000	302,556
Jones Lang LaSalle 4.40% 11/15/22	100,000	102,881

		610,811

Road & Rail–0.38%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	520,688
3.00% 4/1/25	250,000	257,719
3.05% 3/15/22	150,000	158,474
3.45% 9/15/21	200,000	213,970
3.65% 9/1/25	100,000	108,313
3.85% 9/1/23	100,000	109,549
4.10% 6/1/21	100,000	110,261
4.15% 4/1/45	114,000	117,268
4.40% 3/15/42	100,000	106,120
4.45% 3/15/43	100,000	107,786
4.70% 9/1/45	100,000	111,649
4.95% 9/15/41	100,000	111,090
5.05% 3/1/41	100,000	114,511
5.15% 9/1/43	150,000	175,810
5.65% 5/1/17	350,000	367,117
5.75% 5/1/40	200,000	247,896
6.15% 5/1/37	100,000	126,180
7.95% 8/15/30	100,000	144,637
Canadian National Railway
2.75% 3/1/26	50,000	51,270
2.95% 11/21/24	100,000	103,221
4.50% 11/7/43	75,000	84,578
5.55% 3/1/19	200,000	222,015
5.85% 11/15/17	150,000	159,781
6.20% 6/1/36	100,000	131,936
6.25% 8/1/34	100,000	131,063
Canadian Pacific Railway
2.90% 2/1/25	150,000	145,032

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian Pacific Railway (continued)
3.70% 2/1/26	45,000	$46,020
4.45% 3/15/23	100,000	107,264
4.80% 9/15/35	65,000	66,817
4.80% 8/1/45	100,000	102,739
6.125% 9/15/15	65,000	69,999
7.125% 10/15/31	150,000	193,435
7.25% 5/15/19	65,000	74,547
CSX
3.35% 11/1/25	250,000	257,953
3.70% 10/30/20	275,000	292,390
3.70% 11/1/23	94,000	100,532
3.95% 5/1/50	90,000	82,577
4.10% 3/15/44	100,000	99,068
4.40% 3/1/43	200,000	201,949
5.50% 4/15/41	200,000	230,264
6.15% 5/1/37	120,000	148,243
6.22% 4/30/40	100,000	123,615
7.375% 2/1/19	100,000	115,154
Kansas City Southern
#@144A 2.35% 5/15/20	150,000	147,465
#144A 4.30% 5/15/43	100,000	93,961
#144A 4.95% 8/15/45	100,000	102,523
Norfolk Southern
2.903% 2/15/23	121,000	121,777
3.00% 4/1/22	118,000	120,387
3.25% 12/1/21	100,000	103,638
3.85% 1/15/24	150,000	159,693
4.45% 6/15/45	100,000	103,673
4.65% 1/15/46	100,000	106,950
4.80% 8/15/43	125,000	135,161
4.837% 10/1/41	111,000	121,342
5.75% 4/1/18	100,000	108,178
5.90% 6/15/19	100,000	112,145
6.00% 5/23/11	100,000	112,307
7.70% 5/15/17	240,000	256,522
Ryder System
2.45% 9/3/19	250,000	250,433
2.875% 9/1/20	50,000	49,915
3.45% 11/15/21	25,000	25,520
Union Pacific
3.25% 1/15/25	495,000	517,605
3.25% 8/15/25	50,000	53,457
3.375% 2/1/35	200,000	193,064
3.646% 2/15/24	185,000	199,837
3.875% 2/1/55	94,000	88,383
4.00% 2/1/21	65,000	71,206
4.05% 11/15/45	50,000	51,413
4.163% 7/15/22	190,000	212,725
4.375% 11/15/65	30,000	29,815
4.75% 9/15/41	200,000	224,006
4.75% 12/15/43	105,000	117,787

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
4.821% 2/1/44	25,000	$28,184

		10,569,572

Semiconductors & Semiconductor Equipment–0.19%
Altera 2.50% 11/15/18	250,000	257,217
Analog Devices
3.90% 12/15/25	60,000	64,881
5.30% 12/15/45	100,000	112,485
Applied Materials
2.625% 10/1/20	100,000	103,379
3.90% 10/1/25	70,000	74,346
5.10% 10/1/35	70,000	76,283
5.85% 6/15/41	350,000	415,051
Intel
2.45% 7/29/20	480,000	497,055
2.70% 12/15/22	150,000	154,777
3.30% 10/1/21	254,000	273,046
3.70% 7/29/25	365,000	400,260
4.00% 12/15/32	250,000	261,904
4.25% 12/15/42	250,000	258,661
4.80% 10/1/41	172,000	192,748
4.90% 7/29/45	520,000	584,630
KLA-Tencor 4.65% 11/1/24	300,000	302,908
Lam Research 2.75% 3/15/20	100,000	98,394
Maxim Integrated Products
2.50% 11/15/18	200,000	201,219
3.375% 3/15/23	100,000	102,378
Texas Instruments
1.65% 8/3/19	100,000	101,208
2.25% 5/1/23	250,000	249,441
2.75% 3/12/21	200,000	209,580
Xilinx 3.00% 3/15/21	200,000	207,701

		5,199,552

Software–0.47%
Adobe Systems
3.25% 2/1/25	95,000	98,305
4.75% 2/1/20	85,000	93,671
Autodesk
1.95% 12/15/17	100,000	99,550
3.125% 6/15/20	100,000	101,524
4.375% 6/15/25	100,000	102,378
CA
2.875% 8/15/18	150,000	152,542
3.60% 8/1/20	50,000	51,224
5.375% 12/1/19	100,000	109,469
CDK Global 3.30% 10/15/19	135,000	135,915
Electronic Arts
3.70% 3/1/21	100,000	104,069
4.80% 3/1/26	100,000	103,011

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft
1.30% 11/3/18	115,000	$116,162
1.85% 2/12/20	500,000	511,143
2.00% 11/3/20	700,000	717,648
2.375% 5/1/23	150,000	152,035
2.65% 11/3/22	200,000	208,146
3.00% 10/1/20	300,000	322,371
3.125% 11/3/25	200,000	210,274
3.50% 11/15/42	150,000	144,933
3.625% 12/15/23	300,000	328,870
3.75% 2/12/45	500,000	496,573
4.20% 6/1/19	200,000	219,628
4.20% 11/3/35	200,000	214,806
4.45% 11/3/45	200,000	222,397
4.50% 10/1/40	100,000	110,999
4.75% 11/3/55	200,000	222,880
4.875% 12/15/43	800,000	930,421
5.20% 6/1/39	200,000	241,974
5.30% 2/8/41	400,000	489,629
Oracle
1.20% 10/15/17	350,000	352,123
2.25% 10/8/19	300,000	309,655
2.375% 1/15/19	200,000	207,411
2.50% 10/15/22	550,000	560,129
2.95% 5/15/25	500,000	512,787
3.875% 7/15/20	100,000	109,168
3.90% 5/15/35	355,000	354,896
4.30% 7/8/34	700,000	737,582
4.375% 5/15/55	500,000	505,043
4.50% 7/8/44	500,000	538,040
5.00% 7/8/19	250,000	279,783
5.375% 7/15/40	400,000	476,250
5.75% 4/15/18	375,000	410,136
6.125% 7/8/39	150,000	193,927
6.50% 4/15/38	200,000	266,919
Symantec
3.95% 6/15/22	150,000	150,739
4.20% 9/15/20	100,000	103,526

		13,080,661

Specialty Retail–0.28%
Advance Auto Parts
4.50% 1/15/22	100,000	106,037
4.50% 12/1/23	100,000	104,421
AutoNation
3.35% 1/15/21	50,000	50,615
4.50% 10/1/25	45,000	46,205
AutoZone
2.50% 4/15/21	80,000	80,316
2.875% 1/15/23	100,000	99,045
4.00% 11/15/20	75,000	80,085

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Bed Bath & Beyond
3.749% 8/1/24	50,000	$50,548
4.915% 8/1/34	530,000	479,439
Gap 5.95% 4/12/21	150,000	162,693
Home Depot
2.00% 6/15/19	900,000	924,034
2.00% 4/1/21	250,000	252,681
2.25% 9/10/18	143,000	147,452
2.70% 4/1/23	150,000	155,931
3.00% 4/1/26	125,000	131,388
3.35% 9/15/25	265,000	287,503
3.75% 2/15/24	200,000	221,489
4.20% 4/1/43	150,000	161,522
4.25% 4/1/46	100,000	110,366
4.40% 4/1/21	100,000	112,043
4.875% 2/15/44	96,000	114,191
5.40% 9/15/40	100,000	125,456
5.875% 12/16/36	350,000	456,324
5.95% 4/1/41	100,000	132,547
Lowe’s
1.625% 4/15/17	150,000	151,171
3.12% 4/15/22	100,000	106,170
3.375% 9/15/25	120,000	128,819
3.875% 9/15/23	200,000	219,850
4.25% 9/15/44	250,000	269,260
4.375% 9/15/45	45,000	50,127
4.625% 4/15/20	150,000	164,765
4.65% 4/15/42	100,000	113,480
5.00% 9/15/43	300,000	358,714
5.80% 10/15/36	200,000	249,902
5.80% 4/15/40	20,000	25,575
6.65% 9/15/37	100,000	136,716
O’Reilly Automotive
3.55% 3/15/26	150,000	154,640
3.80% 9/1/22	100,000	104,489
4.875% 1/14/21	45,000	49,271
QVC 4.375% 3/15/23	600,000	587,617
Ross Stores 3.375% 9/15/24	100,000	101,286
Signet UK Finance 4.70% 6/15/24	50,000	49,630
TJX
2.50% 5/15/23	100,000	99,539
6.95% 4/15/19	55,000	64,106

		7,777,458

Technology Hardware, Storage & Peripherals–0.39%
Apple
1.00% 5/3/18	750,000	751,777
1.05% 5/5/17	500,000	501,977
1.30% 2/23/18	75,000	75,603
1.55% 2/7/20	950,000	957,372
1.70% 2/22/19	85,000	86,306

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple (continued)
2.00% 5/6/20	100,000	$101,942
2.15% 2/9/22	250,000	252,451
2.25% 2/23/21	250,000	254,879
2.40% 5/3/23	822,000	827,804
2.50% 2/9/25	250,000	248,791
2.70% 5/13/22	100,000	103,471
2.85% 2/23/23	450,000	466,879
3.20% 5/13/25	150,000	157,336
3.25% 2/23/26	415,000	433,825
3.45% 5/6/24	350,000	373,690
3.45% 2/9/45	125,000	113,192
3.85% 5/4/43	350,000	341,159
4.375% 5/13/45	100,000	104,969
4.45% 5/6/44	600,000	633,417
4.50% 2/23/36	250,000	268,802
4.65% 2/23/46	530,000	580,014
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	650,000	661,313
#144A 3.60% 10/15/20	550,000	572,499
#144A 4.90% 10/15/25	450,000	463,985
#144A 6.20% 10/15/35	250,000	246,674
#144A 6.35% 10/15/45	250,000	246,504
HP
4.30% 6/1/21	200,000	208,395
4.375% 9/15/21	150,000	156,949
4.65% 12/9/21	350,000	370,883
6.00% 9/15/41	305,000	275,157

		10,838,015

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	102,542
3.625% 5/1/43	100,000	99,812
3.875% 11/1/45	100,000	104,929
Ralph Lauren 2.125% 9/26/18	50,000	51,067
VF 6.00% 10/15/33	150,000	185,191

		543,541

Thrift & Mortgage Finance–0.02%
People’s United Financial 3.65% 12/6/22	150,000	150,185
Santander Holdings USA
2.65% 4/17/20	300,000	296,949
4.50% 7/17/25	250,000	257,485

		704,619

Tobacco–0.28%
Altria Group
2.625% 1/14/20	1,000,000	1,034,528
2.85% 8/9/22	200,000	206,890
4.00% 1/31/24	89,000	98,129

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group (continued)
4.50% 5/2/43	100,000	$107,871
4.75% 5/5/21	200,000	227,092
5.375% 1/31/44	63,000	77,277
9.70% 11/10/18	119,000	143,094
9.95% 11/10/38	113,000	199,320
10.20% 2/6/39	97,000	178,232
Philip Morris International
1.25% 8/11/17	100,000	100,419
1.375% 2/25/19	65,000	65,235
1.875% 1/15/19	500,000	508,389
1.875% 2/25/21	100,000	100,575
2.75% 2/25/26	100,000	101,799
2.90% 11/15/21	250,000	264,462
3.375% 8/11/25	100,000	107,916
3.60% 11/15/23	600,000	658,730
4.125% 3/4/43	150,000	155,918
4.375% 11/15/41	200,000	213,965
4.50% 3/26/20	100,000	110,965
4.50% 3/20/42	100,000	107,754
5.65% 5/16/18	300,000	328,089
6.375% 5/16/38	150,000	200,643
Reynolds American
2.30% 8/21/17	100,000	101,370
2.30% 6/12/18	460,000	469,436
3.25% 6/12/20	49,000	51,292
4.00% 6/12/22	490,000	533,218
4.45% 6/12/25	105,000	115,740
4.85% 9/15/23	225,000	254,583
5.70% 8/15/35	50,000	58,651
5.85% 8/15/45	480,000	588,401
6.15% 9/15/43	125,000	154,336
8.125% 6/23/19	100,000	119,573

		7,743,892

Trading Companies & Distributors–0.02%
GATX
2.50% 3/15/19	167,000	166,776
2.60% 3/30/20	100,000	98,257
3.90% 3/30/23	101,000	101,348
5.20% 3/15/44	50,000	48,430
Ingram Micro 4.95% 12/15/24	150,000	146,233
WW Grainger 4.60% 6/15/45	55,000	61,670

		622,714

Wireless Telecommunication Services–0.19%
America Movil
3.125% 7/16/22	200,000	205,862
4.375% 7/16/42	200,000	195,489
5.00% 10/16/19	500,000	549,703
5.00% 3/30/20	200,000	221,698
6.125% 11/15/37	150,000	175,231

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
America Movil (continued)
6.125% 3/30/40	250,000	$297,191
6.375% 3/1/35	25,000	30,091
Rogers Communications
3.00% 3/15/23	125,000	126,525
3.625% 12/15/25	65,000	67,803
4.10% 10/1/23	300,000	323,758
4.50% 3/15/43	100,000	100,899
5.00% 3/15/44	100,000	110,583
6.80% 8/15/18	150,000	167,103
7.50% 8/15/38	25,000	32,439
Vodafone Group
1.50% 2/19/18	350,000	349,790
2.50% 9/26/22	300,000	293,535
2.95% 2/19/23	225,000	224,685
4.375% 2/19/43	150,000	135,737
5.45% 6/10/19	600,000	661,900
6.15% 2/27/37	700,000	790,404
7.875% 2/15/30	100,000	126,760

		5,187,186

Total Corporate Bonds (Cost $698,316,227)		723,599,970

MUNICIPAL BONDS–0.88%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	61,765
7.834% 2/15/41	55,000	80,064
8.084% 2/15/50	800,000	1,217,256
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	282,346
Series S1 6.793% 4/1/30	100,000	128,179
Series S1 6.918% 4/1/40	100,000	141,817
Series S1 7.043% 4/1/50	100,000	148,189
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	244,708
7.30% 10/1/39	1,100,000	1,613,854
7.60% 11/1/40	80,000	124,465
7.625% 3/1/40	85,000	130,167
7.95% 3/1/36	100,000	121,415
California State Various Purposes
6.20% 10/1/19	100,000	116,266
7.50% 4/1/34	325,000	475,410
7.55% 4/1/39	600,000	919,224
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	64,847
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	102,461

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Chicago, Illinios Taxable (continued)
Series B 7.75% 1/1/42	100,000	$99,798
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	120,406
Series B 6.899% 12/1/40	40,000	47,654
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	115,712
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,356
Series C 6.82% 7/1/45	75,000	111,401
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	126,408
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	120,384
Series E 4.20% 12/1/21	100,000	110,553
Commonwealth of Pennsylvania Taxable Build America Bonds
5.45% 2/15/30	1,000,000	1,186,190
Series B 2nd 5.35% 5/1/30	100,000	110,408
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	123,602
Series D 5.09% 10/1/30	200,000	231,058
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	274,010
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	118,788
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	112,098
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	130,641
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	113,784
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	184,194
Illinois State 5.665% 3/1/18	250,000	263,937
Illinois State Taxable Pension
4.35% 6/1/18	500,000	511,295
4.95% 6/1/23	100,000	104,461
5.10% 6/1/33	800,000	748,920
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	126,683
Kansas Development Finance Authority
Series H 4.727% 4/15/37	50,000	52,583
Series H 4.927% 4/15/45	100,000	105,522

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Community College District
6.60% 8/1/42	100,000	$143,238
6.75% 8/1/49	100,000	150,605
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	136,460
7.618% 8/1/40	100,000	146,598
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	33,092
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	31,499
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	436,051
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	84,942
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,500
Series B 6.731% 7/1/43	50,000	66,299
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	121,978
6.668% 11/15/39	130,000	176,848
Series E 6.814% 11/15/40	500,000	698,405
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	119,001
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	152,814
Taxable 6.637% 4/1/57	150,000	186,941
Taxable 7.055% 4/1/57	100,000	117,927
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	272,767
^Series B 0.062% 2/15/22 (AGM)	200,000	159,480
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	110,333
Series C 5.754% 12/15/28	100,000	104,149
Series C 6.104% 12/15/28	200,000	207,402
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	504,098
Series F 7.414% 1/1/40	90,000	135,702
New York City, New York 5.517% 10/1/37	85,000	106,272

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	$85,890
5.75% 6/15/41	100,000	132,927
5.79% 6/15/41	200,000	222,554
5.952% 6/15/42	100,000	134,729
6.011% 6/15/42	35,000	48,013
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	118,138
Series F-1 6.271% 12/1/37	100,000	134,421
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	247,534
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	82,523
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	122,979
5.60% 3/15/40	100,000	127,180
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	62,453
Ohio State University Taxable
Series A 3.798% 12/1/46	100,000	103,220
Series A 4.048% 12/1/56	100,000	105,110
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	118,870
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	298,277
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	98,934
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	106,491
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	255,804
Series B 5.511% 12/1/45	150,000	189,743
Series B 6.105% 12/1/39	100,000	131,581
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	106,693
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	310,670
Series 168th 4.926% 10/1/51	350,000	401,769
Series 174th 4.458% 10/1/62	250,000	261,657
Series 181st 4.96% 8/1/46	156,250	182,330
Series 192nd 4.81% 10/15/65	250,000	278,947

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	$114,246
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	190,142
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	72,616
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	285,150
5.985% 2/1/39	50,000	66,150
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	134,918
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	134,426
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	128,298
Series B 6.00% 11/1/40	100,000	127,737
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	132,156
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	244,188
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	135,840
University of California Taxable
Series AD 4.858% 5/15/12	250,000	256,730
Series AQ 4.767% 5/15/15	250,000	254,903
Series J 4.131% 5/15/45	795,000	804,985
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	124,649
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	135,212
University of North Carolina At Chapel Hill Taxable Series C 3.327% 12/1/36	100,000	101,888
University of Texas System Revenue Series A 3.852% 8/15/46	100,000	108,375
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	109,633
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	71,053
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	110,392
Series D 4.554% 7/1/24	60,000	69,209

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	$118,598
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	64,672
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	63,713
Series F 5.09% 8/1/33	100,000	119,433
Total Municipal Bonds (Cost $21,001,416)		24,541,429

NON-AGENCY ASSET-BACKED SECURITIES–0.48%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	700,960
AmeriCredit Automobile Receivable Series 2015-4 A3 1.70% 7/8/20	2,000,000	2,004,770
Capital One Multi-Asset Execution Trust Series 2014-A5 A5 1.48% 7/15/20	1,000,000	1,005,361
CarMax Auto Owner Trust Series 2013-3 A4 1.49% 1/15/19	400,000	401,044
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	266,189	273,087
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,148,256
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,028,711
Series 2008-A1 A1 5.35% 2/7/20	500,000	536,894
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,027,661
Discover Card Execution Note Trust
Series 2007-A1 A1 5.65% 3/16/20	750,000	798,041
Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,020,982
Nissan Auto Receivables Owner Trust Series 2014-B A3 1.11% 5/15/19	1,000,000	1,000,239
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	857,322
Series 2015-2 C 2.44% 4/15/21	1,000,000	998,491
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	500,000	499,610

Total Non-Agency Asset-Backed Securities (Cost $13,143,089)		13,301,429

ΔREGIONAL BONDS–0.24%
Canada–0.23%
Province of British Columbia
1.20% 4/25/17	200,000	200,841
2.00% 10/23/22	150,000	151,190
6.50% 1/15/26	100,000	135,112
7.25% 9/1/36	100,000	156,766
Province of Manitoba Canada
1.30% 4/3/17	250,000	251,190
2.10% 9/6/22	63,000	63,405

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of New Brunswick Canada 2.75% 6/15/18	200,000	$206,522
Province of Ontario Canada
1.10% 10/25/17	500,000	500,703
1.20% 2/14/18	100,000	99,883
1.625% 1/18/19	900,000	905,763
1.65% 9/27/19	100,000	100,287
1.875% 5/21/20	500,000	504,862
2.00% 9/27/18	300,000	305,212
2.45% 6/29/22	150,000	153,946
3.00% 7/16/18	200,000	207,681
3.15% 12/15/17	250,000	258,792
4.00% 10/7/19	200,000	216,814
4.40% 4/14/20	400,000	443,581
Province of Quebec Canada
2.625% 2/13/23	350,000	359,815
3.50% 7/29/20	300,000	323,406
4.625% 5/14/18	200,000	214,461
7.50% 7/15/23	200,000	267,396
7.50% 9/15/29	175,000	261,073
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	136,071

		6,424,772

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	109,742
5.00% 5/16/17	200,000	208,373

		318,115

Total Regional Bonds (Cost $6,481,168)		6,742,887

ΔSOVEREIGN BONDS–1.42%
Canada–0.08%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,018,992
Export Development Canada
0.75% 12/15/17	200,000	199,667
1.25% 12/10/18	80,000	80,289
1.75% 7/21/20	1,000,000	1,019,320

		2,318,268

Chile–0.03%
Chile Government International Bonds
2.25% 10/30/22	100,000	99,750
3.125% 1/21/26	826,000	836,738

		936,488

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	652,750

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bonds (continued)
4.00% 2/26/24	250,000	$251,875
5.00% 6/15/45	500,000	467,500
6.125% 1/18/41	200,000	211,000
7.375% 3/18/19	700,000	794,150
7.375% 9/18/37	500,000	593,750
8.125% 5/21/24	250,000	312,625

		3,283,650

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	249,812
Israel Government International Bonds
2.875% 3/16/26	200,000	200,300
3.15% 6/30/23	200,000	209,408
4.00% 6/30/22	150,000	164,613
4.50% 1/30/43	200,000	212,860
5.125% 3/26/19	175,000	193,159

		1,230,152

Italy–0.06%
Italy Government International Bonds
5.375% 6/12/17	200,000	208,868
5.375% 6/15/33	800,000	940,632
6.875% 9/27/23	350,000	441,625

		1,591,125

Japan–0.08%
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	249,589
1.75% 7/31/18	500,000	503,791
1.75% 11/13/18	500,000	502,589
1.75% 5/29/19	200,000	200,798
2.50% 5/28/25	700,000	705,422
3.375% 7/31/23	200,000	217,486

		2,379,675

Mexico–0.23%
Mexico Government International Bonds
3.50% 1/21/21	420,000	435,750
3.60% 1/30/25	1,400,000	1,431,500
3.625% 3/15/22	868,000	898,380
4.00% 10/2/23	550,000	577,500
4.75% 3/8/44	1,000,000	1,000,000
5.75% 10/12/10	800,000	814,000
6.05% 1/11/40	475,000	558,719
6.75% 9/27/34	500,000	646,250

		6,362,099

Panama–0.07%
Panama Government International Bonds
3.875% 3/17/28	300,000	303,750

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds (continued)
5.20% 1/30/20	800,000	$884,000
6.70% 1/26/36	200,000	256,000
7.125% 1/29/26	100,000	128,750
8.875% 9/30/27	100,000	143,750
9.375% 4/1/29	100,000	149,500

		1,865,750

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	368,375
5.625% 11/18/50	100,000	112,750
6.55% 3/14/37	500,000	625,000
7.125% 3/30/19	225,000	258,975
7.35% 7/21/25	100,000	131,750
8.75% 11/21/33	200,000	296,000

		1,792,850

Philippines–0.16%
Philippine Government International Bonds
3.95% 1/20/40	500,000	549,563
5.00% 1/13/37	500,000	629,755
7.75% 1/14/31	1,000,000	1,522,987
8.375% 6/17/19	1,000,000	1,217,200
9.50% 2/2/30	300,000	507,902

		4,427,407

Poland–0.07%
Poland Government International Bonds
3.00% 3/17/23	250,000	251,110
5.00% 3/23/22	500,000	559,299
5.125% 4/21/21	700,000	783,714
6.375% 7/15/19	380,000	432,441

		2,026,564

Republic of Korea–0.02%
Korea International Bonds
3.875% 9/11/23	200,000	224,210
7.125% 4/16/19	200,000	232,880

		457,090

South Africa–0.06%
South Africa Government International Bonds
4.665% 1/17/24	250,000	252,480
5.375% 7/24/44	500,000	496,415
5.875% 5/30/22	100,000	108,687
5.875% 9/16/25	200,000	217,060
6.25% 3/8/41	100,000	109,733
6.875% 5/27/19	500,000	550,255

		1,734,630

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden–0.03%
Svensk Exportkredit
1.125% 4/5/18	300,000	$300,087
1.875% 6/23/20	400,000	406,098

		706,185

Turkey–0.23%
Turkey Government International Bonds
4.875% 4/16/43	500,000	465,625
5.75% 3/22/24	200,000	217,335
6.00% 1/14/41	1,100,000	1,189,148
6.25% 9/26/22	400,000	445,710
6.625% 2/17/45	800,000	956,103
6.75% 4/3/18	1,300,000	1,402,479
7.375% 2/5/25	1,500,000	1,801,500

		6,477,900

Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	768,885

		768,885

Uruguay–0.05%
Uruguay Government International Bonds
5.10% 6/18/50	1,000,000	932,500
7.625% 3/21/36	250,000	320,000
8.00% 11/18/22	200,000	250,250

		1,502,750

Total Sovereign Bonds (Cost $38,583,518)		39,861,468

SUPRANATIONAL BANKS–1.57%
African Development Bank
0.875% 5/15/17	715,000	714,846
0.875% 3/15/18	250,000	249,541
1.375% 12/17/18	129,000	130,298
Andina de Fomento
4.375% 6/15/22	250,000	275,290
8.125% 6/4/19	140,000	166,530
Asian Development Bank
0.75% 7/28/17	500,000	498,827
1.375% 1/15/19	800,000	807,245
1.375% 3/23/20	200,000	200,462
1.50% 9/28/18	400,000	404,568
1.75% 9/11/18	500,000	509,281
1.75% 3/21/19	350,000	356,563
1.875% 4/12/19	300,000	306,593
1.875% 2/18/22	600,000	607,892
5.593% 7/16/18	700,000	768,779
Council of Europe Development Bank
1.125% 5/31/18	300,000	300,861
1.50% 6/19/17	100,000	100,789
1.75% 11/14/19	400,000	407,042

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development
1.00% 6/15/18	250,000	$249,864
1.00% 9/17/18	150,000	149,848
1.50% 3/16/20	250,000	251,037
1.625% 4/10/18	250,000	252,463
1.625% 11/15/18	500,000	506,623
1.875% 2/23/22	400,000	405,372
European Investment Bank
0.875% 4/18/17	500,000	500,487
1.00% 3/15/18	1,000,000	1,000,472
1.00% 6/15/18	1,000,000	997,590
1.125% 9/15/17	200,000	200,779
1.25% 5/15/19	500,000	501,537
1.625% 6/15/17	1,000,000	1,009,873
1.625% 3/16/20	1,500,000	1,517,113
1.75% 6/17/19	1,500,000	1,527,177
1.875% 3/15/19	500,000	510,469
2.00% 3/15/21	800,000	819,109
2.25% 8/15/22	1,000,000	1,029,897
2.50% 4/15/21	1,500,000	1,571,561
2.875% 9/15/20	350,000	371,755
3.25% 1/29/24	1,400,000	1,540,801
4.00% 2/16/21	400,000	446,810
4.875% 2/15/36	700,000	905,273
5.125% 5/30/17	500,000	524,584
FMS Wertmanagement
1.00% 11/21/17	250,000	249,868
1.625% 11/20/18	500,000	507,377
Inter-American Development Bank
0.875% 3/15/18	500,000	500,089
1.00% 7/14/17	800,000	801,993
1.25% 1/16/18	900,000	905,898
1.375% 7/15/20	1,250,000	1,247,581
1.75% 8/24/18	500,000	510,282
1.875% 3/15/21	500,000	508,631
2.125% 11/9/20	400,000	411,525
3.00% 10/4/23	500,000	539,985
3.00% 2/21/24	400,000	435,118
3.20% 8/7/42	100,000	103,545
3.875% 2/14/20	200,000	218,857
3.875% 10/28/41	100,000	116,135
4.375% 1/24/44	56,000	70,153
International Bank for Reconstruction & Development
0.875% 4/17/17	1,124,000	1,125,800
1.00% 10/5/18	1,400,000	1,404,963
1.125% 7/18/17	150,000	151,064
1.25% 7/26/19	500,000	501,458
1.625% 3/9/21	1,000,000	1,007,246
1.625% 2/10/22	600,000	599,662
1.875% 3/15/19	1,000,000	1,026,046
1.875% 10/7/19	700,000	719,193
2.125% 11/1/20	1,000,000	1,031,194

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
2.125% 2/13/23	100,000	$102,921
2.50% 11/25/24	900,000	944,342
2.50% 7/29/25	1,200,000	1,258,692
4.75% 2/15/35	50,000	64,841
7.625% 1/19/23	100,000	137,477
International Finance
0.625% 12/21/17	200,000	199,175
0.875% 6/15/18	1,000,000	998,413
1.00% 4/24/17	250,000	250,657
1.25% 11/27/18	156,000	156,875
1.625% 7/16/20	700,000	709,944
1.75% 9/16/19	400,000	408,058
2.125% 11/17/17	200,000	203,961
Nordic Investment Bank 2.25% 9/30/21	200,000	207,654
North American Development Bank 4.375% 2/11/20	100,000	109,788

Total Supranational Banks (Cost $43,042,884)		44,042,362

U.S. TREASURY OBLIGATIONS–36.40%
U.S. Treasury Bonds
2.50% 2/15/45	12,900,000	12,581,783
2.50% 2/15/46	1,700,000	1,657,633
2.75% 8/15/42	2,600,000	2,685,465
2.75% 11/15/42	3,500,000	3,609,305
2.875% 5/15/43	13,500,000	14,228,784
2.875% 8/15/45	1,200,000	1,262,297
3.00% 5/15/42	2,850,000	3,095,368
3.00% 11/15/45	8,100,000	8,744,833
3.125% 11/15/41	4,000,000	4,451,016
3.125% 2/15/42	3,050,000	3,392,945
3.125% 2/15/43	9,000,000	9,970,488
3.125% 8/15/44	21,000,000	23,236,983
3.50% 2/15/39	2,650,000	3,154,433
3.625% 8/15/43	5,000,000	6,074,315
3.625% 2/15/44	3,000,000	3,640,371
3.75% 8/15/41	3,850,000	4,746,931
3.875% 8/15/40	3,750,000	4,701,195
4.25% 11/15/40	4,000,000	5,295,936
4.375% 5/15/40	2,500,000	3,364,698
4.375% 5/15/41	2,750,000	3,713,897
4.50% 8/15/39	3,350,000	4,588,585
4.625% 2/15/40	4,100,000	5,710,931
4.75% 2/15/41	3,750,000	5,327,929
5.00% 5/15/37	3,000,000	4,390,194
5.25% 11/15/28	500,000	684,102
5.375% 2/15/31	500,000	717,168
5.50% 8/15/28	500,000	695,586
6.125% 11/15/27	800,000	1,153,313
6.125% 8/15/29	300,000	446,531

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.625% 2/15/27	750,000	$1,104,624
6.75% 8/15/26	500,000	734,365
U.S. Treasury Notes
0.50% 4/30/17	25,000,000	24,966,300
0.50% 7/31/17	9,000,000	8,979,084
0.625% 5/31/17	4,350,000	4,348,217
0.625% 8/31/17	19,600,000	19,579,322
0.625% 9/30/17	15,500,000	15,482,439
0.625% 11/30/17	2,250,000	2,246,749
0.625% 4/30/18	500,000	498,604
0.75% 10/31/17	15,000,000	15,007,320
0.75% 12/31/17	4,000,000	4,001,876
0.75% 2/28/18	9,500,000	9,502,594
0.75% 3/31/18	20,000,000	20,000,400
0.875% 4/30/17	6,000,000	6,014,880
0.875% 11/30/17	15,000,000	15,038,670
0.875% 1/31/18	32,500,000	32,588,238
0.875% 7/31/19	6,000,000	5,986,638
1.00% 5/31/18	2,300,000	2,311,275
1.00% 11/30/19	28,500,000	28,491,650
1.125% 5/31/19	2,000,000	2,013,750
1.125% 4/30/20	17,000,000	17,026,894
1.25% 11/30/18	3,000,000	3,033,927
1.375% 6/30/18	3,000,000	3,040,314
1.375% 7/31/18	32,000,000	32,433,120
1.375% 9/30/18	2,000,000	2,028,594
1.375% 11/30/18	3,000,000	3,044,121
1.375% 12/31/18	3,500,000	3,551,545
1.375% 1/31/20	23,000,000	23,269,077
1.375% 2/29/20	10,000,000	10,111,520
1.375% 3/31/20	18,000,000	18,197,928
1.375% 8/31/20	15,000,000	15,144,135
1.375% 1/31/21	10,000,000	10,072,270
1.50% 8/31/18	6,000,000	6,102,654
1.50% 12/31/18	18,300,000	18,632,767
1.50% 5/31/20	7,000,000	7,106,365
1.50% 2/28/23	12,000,000	11,967,192
1.625% 6/30/19	16,000,000	16,364,660
1.625% 8/31/19	11,000,000	11,240,845
1.625% 11/30/20	11,000,000	11,220,858
1.625% 11/15/22	16,750,000	16,878,238
1.625% 2/15/26	4,500,000	4,434,786
1.75% 10/31/18	2,000,000	2,048,398
1.75% 12/31/20	8,000,000	8,196,248
1.75% 5/15/22	9,000,000	9,153,108
1.75% 5/15/23	25,000,000	25,349,125
1.875% 9/30/17	2,000,000	2,034,922
1.875% 10/31/17	2,000,000	2,036,368
2.00% 9/30/20	14,000,000	14,513,786
2.00% 8/31/21	5,000,000	5,175,000
2.00% 11/15/21	4,700,000	4,861,840
2.00% 2/15/22	8,000,000	8,275,000

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 2/15/23	14,150,000	$14,582,240
2.00% 2/15/25	11,000,000	11,237,182
2.125% 8/31/20	19,000,000	19,783,009
2.125% 8/15/21	7,500,000	7,812,893
2.125% 12/31/22	3,000,000	3,116,367
2.25% 11/30/17	3,750,000	3,844,481
2.25% 7/31/18	3,000,000	3,101,016
2.25% 3/31/21	7,700,000	8,074,474
2.25% 4/30/21	10,000,000	10,487,500
2.25% 11/15/25	15,000,000	15,611,715
2.375% 7/31/17	2,000,000	2,044,882
2.375% 5/31/18	4,000,000	4,138,516
2.375% 6/30/18	3,000,000	3,107,694
2.375% 8/15/24	35,000,000	36,865,535
2.50% 6/30/17	1,900,000	1,943,381
2.50% 8/15/23	18,250,000	19,451,927
2.625% 1/31/18	2,000,000	2,068,946
2.625% 4/30/18	3,000,000	3,117,186
2.625% 8/15/20	6,000,000	6,377,112
2.625% 11/15/20	6,500,000	6,914,505
2.75% 5/31/17	3,000,000	3,073,125
2.75% 12/31/17	2,000,000	2,069,882
2.75% 2/28/18	2,500,000	2,595,995
2.75% 2/15/19	5,000,000	5,270,705
2.75% 11/15/23	5,000,000	5,416,600
2.75% 2/15/24	31,000,000	33,573,837
2.875% 3/31/18	3,000,000	3,126,153
3.125% 5/15/19	4,000,000	4,276,876
3.125% 5/15/21	3,500,000	3,822,658
3.375% 11/15/19	6,500,000	7,048,945
3.50% 2/15/18	4,100,000	4,312,286
3.50% 5/15/20	4,000,000	4,382,736
3.625% 8/15/19	5,500,000	5,986,838
3.625% 2/15/20	6,000,000	6,587,346
3.625% 2/15/21	9,000,000	10,019,358
3.75% 11/15/18	3,630,000	3,909,554
3.875% 5/15/18	4,850,000	5,175,387
4.00% 8/15/18	5,550,000	5,983,921
4.25% 11/15/17	2,500,000	2,641,700
4.50% 5/15/17	1,350,000	1,407,823
4.75% 8/15/17	2,500,000	2,638,280
6.00% 2/15/26	750,000	1,037,813
6.25% 8/15/23	1,600,000	2,124,718
6.875% 8/15/25	1,000,000	1,444,414
7.125% 2/15/23	1,000,000	1,367,832
7.25% 8/15/22	500,000	676,778
7.50% 11/15/24	500,000	734,033
7.625% 11/15/22	500,000	694,434
7.625% 2/15/25	500,000	744,102
7.875% 2/15/21	750,000	984,595
8.00% 11/15/21	1,700,000	2,314,191
8.125% 8/15/19	750,000	928,433

LVIP SSgA Bond Index Fund–53

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.125% 5/15/21	500,000	$669,248
8.125% 8/15/21	700,000	946,846
8.50% 2/15/20	150,000	192,560
8.75% 5/15/20	900,000	1,175,607
8.75% 8/15/20	800,000	1,058,438
8.875% 8/15/17	750,000	834,507
8.875% 2/15/19	750,000	922,002
9.125% 5/15/18	250,000	294,385

Total U.S. Treasury Obligations (Cost $975,179,532)		1,018,911,117

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	45,193,148	$45,193,148

Total Money Market Fund (Cost $45,193,148)		45,193,148

TOTAL VALUE OF SECURITIES–100.95% (Cost $2,727,491,434)	2,825,723,080
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.95%)	(26,539,295)

NET ASSETS APPLICABLE TO 243,544,036 SHARES OUTSTANDING–100.00%	$2,799,183,785

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $13,763,729, which represents 0.49% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $411,200, which represents 0.01% of the Fund’s net assets.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Þ	Considered an affiliated company. See Note 3 in “Notes”.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2016.

LVIP SSgA Bond Index Fund–54

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

LB–Lehman Brothers

ML-CFC–Merrill Lynch Commercial Finance Corporation

NATL–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSgA Bond Index Fund–55

LVIP SSgA Bond Index Fund

Notes  (unaudited)

March 31, 2016

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,727,491,434

Aggregate unrealized appreciation	$105,951,087
Aggregate unrealized depreciation	(7,719,441)

Net unrealized appreciation	$98,231,646

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$788,452,146	$788,452,146
Agency Obligations	—	72,448,396	72,448,396
Commercial Mortgage-Backed Securities	—	48,628,728	48,628,728
Corporate Bonds	—	723,599,970	723,599,970
Municipal Bonds	—	24,541,429	24,541,429
Non-Agency Asset-Backed Securities	—	13,301,429	13,301,429
Regional Bonds	—	6,742,887	6,742,887
Sovereign Bonds	—	39,861,468	39,861,468
Supranational Banks	—	44,042,362	44,042,362
U.S. Treasury Obligations	—	1,018,911,117	1,018,911,117
Money Market Fund	45,193,148	—	45,193,148

Total	$45,193,148	$2,780,529,932	$2,825,723,080

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Bond Index Fund–56

LVIP SSgA Bond Index Fund

Notes  (continued)

2. Investments (continued)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation. Affiliated investments of the Fund were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 3/31/16	Interest Income
Lincoln National	$512,793	$—	$—	$—	$509,438	$4,981

4. Subsquent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Bond Index Fund.

LVIP SSgA Bond Index Fund–57

LVIP SSgA Developed International 150 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.64%
Australia–6.56%
Aurizon Holdings	1,920,800	$5,830,661
Australia & New Zealand Banking Group	318,268	5,723,497
Mirvac Group	3,961,300	5,875,694
Origin Energy	1,510,827	5,894,853
Rio Tinto	180,728	5,914,147
Santos	1,896,969	5,860,110
Sonic Healthcare	400,268	5,762,182
Wesfarmers	181,630	5,771,020
Woodside Petroleum	283,771	5,646,940
Woolworths	340,525	5,768,751

		58,047,855

Austria–1.36%
OMV	207,600	5,840,738
voestalpine	184,124	6,160,780

		12,001,518

Belgium–0.80%
Ageas	148,098	5,876,317
Groupe Bruxelles Lambert	15,103	1,246,135

		7,122,452

Canada–1.32%
Potash Corp of Saskatchewan	336,887	5,735,185
Power Corp of Canada	256,433	5,915,482

		11,650,667

Denmark–1.30%
AP Moeller - Maersk Class B	4,348	5,703,492
TDC	1,187,594	5,812,383

		11,515,875

Finland–2.00%
Fortum	402,378	6,094,195
Stora Enso Class R	658,531	5,893,578
UPM-Kymmene	314,381	5,695,128

		17,682,901

France–7.42%
AXA	249,342	5,870,296
BNP Paribas	118,526	5,965,333
Carrefour	218,903	6,022,990
Credit Agricole	532,095	5,762,872
Engie	383,203	5,947,677
Renault	60,833	6,044,454
Rexel	434,663	6,209,741
Sanofi	74,564	6,012,214
Schneider Electric	96,087	6,072,599
SCOR	167,636	5,951,494
Societe Generale	156,545	5,785,745

		65,645,415

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–6.11%
Allianz	36,090	$5,870,501
Bayerische Motoren Werke	64,669	5,938,459
Daimler	78,142	5,990,391
K+S	247,900	5,801,086
METRO	209,162	6,480,888
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	29,133	5,925,641
RWE	474,324	6,139,466
Siemens	56,617	6,001,141
Volkswagen	40,699	5,907,018

		54,054,591

■Hong Kong–7.08%
BOC Hong Kong Holdings	2,008,000	5,992,407
Cheung Kong Property Holdings	1	5
CK Hutchison Holdings	444,515	5,770,352
Hang Lung Properties	3,053,000	5,832,592
Henderson Land Development	688	4,224
Jardine Matheson Holdings	100,800	5,753,664
Li & Fung	10,040,000	5,940,637
Link REIT	994,087	5,894,797
MTR	1,187,345	5,877,529
New World Development	6,098,886	5,810,073
Sino Land	3,715,401	5,881,535
Swire Pacific Class A	547,376	5,891,947
Swire Properties	1,492,073	4,029,589
Wharf Holdings	776	4,241

		62,683,592

Israel–1.87%
Bank Hapoalim	1,008,162	5,233,720
Bezeq The Israeli Telecommunication	2,515,558	5,675,702
Teva Pharmaceutical Industries	104,072	5,616,078

		16,525,500

Japan–34.63%
Asahi Glass	1,073,000	5,872,922
Asahi Kasei	888,000	6,003,636
Astellas Pharma	416,600	5,539,490
Bridgestone	153,988	5,753,428
Canon	193,644	5,772,585
Chiba Bank	1,176,000	5,861,975
Chubu Electric Power	415,278	5,798,653
Dai-ichi Life Insurance	463,200	5,607,624
Daiichi Sankyo	255,663	5,684,807
Daiwa Securities Group	919,000	5,653,061
Denso	143,200	5,756,247
Fuji Heavy Industries	159,400	5,629,881
Fujitsu	1,552,000	5,744,930
Hitachi	1,223,631	5,725,391
Honda Motor	209,200	5,736,294
Isuzu Motors	535,500	5,528,908
ITOCHU	448,517	5,523,520

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Airlines	153,440	$5,619,794
Japan Tobacco	139,846	5,827,693
Kawasaki Heavy Industries	2,009,000	5,801,457
Komatsu	333,200	5,672,497
Konica Minolta	648,900	5,512,003
Kuraray	487,300	5,957,837
Kyocera	128,400	5,655,327
Marubeni	1,087,016	5,505,346
Mazda Motor	372,900	5,786,751
Mitsubishi	324,233	5,491,031
Mitsubishi Electric	546,000	5,722,218
Mitsubishi Heavy Industries	1,503,000	5,583,583
Mitsubishi Tanabe Pharma	323,121	5,618,622
Mitsubishi UFJ Financial Group	1,208,132	5,598,124
Mitsui	478,100	5,501,262
Mizuho Financial Group	3,741,000	5,587,650
NEC	2,290,000	5,758,319
NH Foods	251,000	5,530,943
Nippon Telegraph & Telephone	130,900	5,638,662
Nissan Motor	594,862	5,504,898
Nomura Holdings	1,255,500	5,610,120
NSK	600,700	5,497,543
Otsuka Holdings	155,579	5,651,135
Panasonic	647,500	5,945,988
Resona Holdings	1,605,934	5,730,535
Ricoh	548,483	5,584,979
Rohm	130,400	5,491,990
Seiko Epson	344,627	5,566,946
Sekisui House	333,355	5,626,263
Sumitomo Mitsui Financial Group	183,200	5,554,031
Sumitomo Mitsui Trust Holdings	1,934,000	5,663,925
†Tokyo Electric Power	1,104,400	6,074,225
Tokyo Electron	88,500	5,768,679
Toyota Industries	127,100	5,714,390
Toyota Motor	104,682	5,536,161
Toyota Tsusho	121,100	2,736,304
Yamada Denki	564,600	2,668,863
Yamaha Motor	358,500	5,963,055

		306,452,501

Netherlands–0.66%
Royal Dutch Shell Class B	240,553	5,873,402

		5,873,402

Norway–2.48%
DNB	483,231	5,714,304
Orkla	536,118	4,856,012
Statoil	368,437	5,801,702
Yara International	148,224	5,578,082

		21,950,100

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Portugal–0.67%
EDP - Energias de Portugal	1,680,187	$5,976,552

		5,976,552

Singapore–1.32%
Keppel	1,341,600	5,802,966
Wilmar International	2,343,900	5,843,012

		11,645,978

Spain–4.63%
Abertis Infraestructuras	358,885	5,901,022
ACS Actividades de Construccion y Servicios	201,820	6,014,559
Banco Santander	1,289,828	5,685,852
Endesa	297,998	5,720,481
Gas Natural SDG	289,368	5,851,161
@Repsol	517,384	5,840,214
Telefonica	529,685	5,938,082

		40,951,371

Sweden–2.70%
Investment Kinnevik Class B	212,031	6,014,934
Nordea Bank	615,573	5,914,414
TeliaSonera	1,138,588	5,914,360
Volvo Class B	552,482	6,063,640

		23,907,348

Switzerland–4.67%
†Aryzta	143,985	5,964,248
†Credit Suisse Group	402,228	5,693,228
†Glencore	2,686,329	6,069,012
†LafargeHolcim	131,315	6,176,878
Novartis	78,531	5,692,487
Swiss Re	63,509	5,871,718
†Zurich Insurance Group	25,401	5,898,854

		41,366,425

United Kingdom–12.06%
Anglo American	811,048	6,431,235
AstraZeneca	103,960	5,826,922
Barclays	2,661,684	5,734,265
Berkeley Group Holdings	127,247	5,881,169
BHP Billiton	521,805	5,866,635
Cobham	1,889,177	5,890,640
HSBC Holdings	926,701	5,775,098
J Sainsbury	1,473,777	5,848,476
Marks & Spencer Group	1,034,836	6,037,282
Meggitt	1,030,373	6,017,165
Melrose Industries	1	4
Pearson	459,992	5,780,806
Rio Tinto	209,637	5,887,837
†Rolls-Royce Holdings	598,634	5,863,755
Royal Mail	855,642	5,907,398
Standard Chartered	921,968	6,257,396

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Tate & Lyle	725,309	$6,021,171
Vodafone Group	1,860,193	5,909,805
Wm Morrison Supermarkets	2,030,865	5,795,741

		106,732,800

Total Common Stock (Cost $938,545,993)		881,786,843

ΔPREFERRED STOCK–0.65%
Germany–0.65%
Porsche Automobil Holding 4.68%	111,879	5,765,739

Total Preferred Stock (Cost $5,813,295)		5,765,739

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	3,032,962	$3,032,962

Total Money Market Fund (Cost $3,032,962)		3,032,962

TOTAL VALUE OF SECURITIES–100.63% (Cost $947,392,250)	890,585,544
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.63%)	(5,564,099)

NET ASSETS APPLICABLE TO 116,742,253 SHARES OUTSTANDING–100.00%	$885,021,445

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $493,761 cash collateral held at broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $5,840,214, which represents 0.66% of the Fund’s net assets.

The following foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	ILS	(41,500,000)	USD	11,009,243	4/5/16	$(39,429)
BCLY	JPY	1,238,845,550	USD	(11,009,243)	4/5/16	396
BOM	CAD	(4,410,012)	USD	3,425,000	4/5/16	29,380
CSFB	DKK	(30,735,650)	USD	4,700,000	4/4/16	5,972
CSFB	HKD	(131,849,100)	USD	17,039,525	4/5/16	42,200
CSFB	NOK	141,000,000	USD	(17,039,525)	4/5/16	176
CSFB	SEK	(23,291,812)	USD	2,875,000	4/4/16	5,528
JPMC	AUD	13,050,000	USD	(10,001,650)	4/4/16	37
JPMC	GBP	(8,731,211)	USD	12,501,650	4/4/16	(38,701)
SG	CHF	4,650,000	USD	(4,836,808)	4/4/16	82
SG	EUR	(5,067,729)	USD	5,761,808	4/4/16	(5,486)
SG	HKD	(163,000,000)	USD	21,018,191	4/5/16	5,048
SG	JPY	731,204,500	USD	(6,500,000)	4/4/16	(2,020)
SG	JPY	(4,294,967,296)	USD	(41,646,767)	4/5/16	1,498
SG	SGD	(27,750,000)	USD	20,628,576	4/5/16	40,559

						$45,240

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
202	E-mini MSCI EAFE Index	$16,463,109	$16,417,550	6/20/16	$(45,559)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BOM–Bank of Montreal

CAD–Canadian Dollar

CHF–Swiss Franc

CSFB–Credit Suisse First Boston

DKK–Danish Krone

EUR–European Monetary Unit

HKD–Hong Kong Dollar

ILS–Israeli Shekel

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

NOK–Norwegian Krone

REIT–Real Estate Investment Trust

SEK–Swedish Krona

SG–Societe Generale

SGD–Singapore Dollar

USD–U.S. Dollar

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Developed International 150 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$947,392,250

Aggregate unrealized appreciation	$42,069,053
Aggregate unrealized depreciation	(98,875,759)

Net unrealized depreciation	$(56,806,706)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSgA Developed International 150 Fund–5

LVIP SSgA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$881,786,843	$—	$881,786,843
Money Market Fund	3,032,962	—	3,032,962
Preferred Stock	5,765,739	—	5,765,739

Total	$890,585,544	$—	$890,585,544

Foreign Currency Exchange Contracts	$—	$45,240	$45,240

Futures Contracts	$(45,559)	$—	$(45,559)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Developed International 150 Fund.

LVIP SSgA Developed International 150 Fund–6

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.20%
Brazil–3.56%
Banco do Brasil	862,026	$4,679,751
BR Malls Participacoes	574,200	2,341,099
Cia de Saneamento Basico do Estado de Sao Paulo ADR	496,311	3,275,653
JBS	1,119,900	3,407,369
†Petroleo Brasileiro ADR	151,883	688,030
Tim Participacoes	1,205,000	2,664,261

		17,056,163

Chile–0.66%
Cencosud	1,243,622	3,136,623

		3,136,623

■China–9.33%
Anhui Conch Cement	1,846,000	4,949,732
China Cinda Asset Management	12,926,000	4,532,311
China Everbright Bank	9,592,000	4,661,623
China Mengniu Dairy	3,137,000	4,990,181
China Shenhua Energy	2,831,000	4,452,319
Great Wall Motor	5,503,000	4,469,168
Hengan International Group	548,000	4,754,252
Sino-Ocean Land Holdings	4,807,000	2,274,190
Tingyi Cayman Islands Holding	4,402,000	4,919,894
Want Want China Holdings	6,271,000	4,648,269

		44,651,939

Czech Republic–0.97%
CEZ	262,588	4,632,002

		4,632,002

Greece–0.98%
OPAP	666,329	4,685,773

		4,685,773

■Hong Kong–30.89%
Agricultural Bank of China	12,362,000	4,446,103
Bank of China	10,981,100	4,558,147
Beijing Enterprises Holdings	852,500	4,665,076
Belle International Holdings	7,657,000	4,431,917
Brilliance China Automotive Holdings	4,940,000	5,113,628
China Communications Construction	4,212,000	5,033,322
China Conch Venture Holdings	2,472,000	4,875,583
China Construction Bank	7,384,000	4,711,764
China Everbright	2,168,000	4,549,884
China Medical System Holdings	3,260,000	4,521,853
China Merchants Bank	2,258,000	4,744,584
China Merchants Holdings International	1,636,000	4,861,170
China Minsheng Banking	5,001,500	4,667,942
China Power International Development	5,632,000	2,918,605
China Railway Construction	4,157,000	4,946,162
China Railway Group	6,134,000	4,657,423

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
China Resources Beer Holdings	771,276	$1,435,700
China Resources Power Holdings	2,474,238	4,624,833
CITIC	3,151,000	4,793,106
CNOOC	3,909,000	4,615,808
COSCO Pacific	3,810,000	4,990,055
Country Garden Holdings	12,885,733	5,116,188
Dongfeng Motor Group	3,776,000	4,711,877
GOME Electrical Appliances Holding	31,121,000	4,493,225
Guangzhou Automobile Group	5,132,000	5,338,839
Huaneng Power International	5,246,000	4,693,257
Industrial & Commercial Bank of China	8,486,000	4,747,657
Jiangxi Copper	3,684,000	4,421,360
Longfor Properties	3,787,500	5,400,008
Shimao Property Holdings	2,961,000	4,381,945
Sinopharm Group	1,284,800	5,805,106
Sun Art Retail Group	6,430,000	4,550,613

		147,822,740

Hungary–1.13%
Richter Gedeon	270,496	5,392,522

		5,392,522

India–0.93%
Oil & Natural Gas Corp	1,377,468	4,453,409

		4,453,409

Indonesia–1.83%
Indofood Sukses Makmur	9,667,500	5,267,548
United Tractors	3,043,000	3,511,154

		8,778,702

Malaysia–1.40%
AMMB Holdings	3,946,500	4,653,057
YTL	4,817,800	2,025,168

		6,678,225

Mexico–0.59%
Coca-Cola Femsa	338,613	2,814,205

		2,814,205

Philippines–0.64%
Philippine Long Distance Telephone	70,955	3,051,165

		3,051,165

Poland–2.43%
KGHM Polska Miedz	227,084	4,631,511
Orange Polska	1,342,692	2,425,425
PGE Polska Grupa Energetyczna	1,223,327	4,583,542

		11,640,478

Qatar–0.67%
Ooredoo	126,265	3,224,717

		3,224,717

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea–13.28%
BNK Financial Group	577,270	$4,896,396
†Daewoo Shipbuilding & Marine Engineering	79,451	352,236
DGB Financial Group	284,736	2,215,941
E-MART	30,037	4,609,561
Hana Financial Group	222,680	4,829,017
Hyundai Mobis	23,926	5,209,491
Hyundai Motor	34,899	4,653,810
Hyundai Steel	93,388	4,532,209
Industrial Bank of Korea	443,450	4,750,142
KB Financial Group	162,363	4,521,915
Kia Motors	122,270	5,164,079
KT&G	55,106	5,300,507
LG Display	210,680	4,900,392
SK Telecom	24,844	4,529,533
Woori Bank ADR	373,588	3,090,366

		63,555,595

Russia–2.41%
Gazprom ADR	1,155,123	4,982,046
Lukoil ADR	116,437	4,472,927
Surgutneftegas ADR	360,137	2,099,599

		11,554,572

South Africa–4.57%
Barloworld	320,904	1,643,237
Imperial Holdings	487,181	4,962,968
Life Healthcare Group Holdings	84,432	204,049
MTN Group	554,584	5,078,639
Nedbank Group	372,960	4,907,119
Netcare	2,010,504	4,916,041
Tiger Brands	6,765	149,026

		21,861,079

Taiwan–15.64%
Asia Cement	2,882,000	2,632,699
Asustek Computer	522,000	4,687,360
AU Optronics	13,745,000	4,129,821
Cathay Financial Holding	2,739,000	3,280,775
Cheng Shin Rubber Industry	2,264,000	4,551,355
†Compal Electronics	6,495,000	4,076,529
Far Eastern New Century	5,446,480	4,450,734
Foxconn Technology	1,418,000	3,181,071
Fubon Financial Holding	2,598,000	3,309,657
Innolux	9,339,000	3,264,471
Inventec	7,044,000	4,464,877
Lite-On Technology	1	1

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
MediaTek	429,000	$3,292,412
Nan Ya Plastics	1,512,000	3,175,839
Pou Chen	2,379,000	3,030,667
SinoPac Financial Holdings	14,210,702	4,393,378
Synnex Technology International	1,503,000	1,548,112
†Taishin Financial Holding	2,492,000	878,828
Taiwan Cement	3,948,000	3,864,094
Teco Electric and Machinery	1,226,000	999,953
United Microelectronics	7,924,000	3,274,584
WPG Holdings	4,201,000	4,477,203
Yuanta Financial Holding	10,923,934	3,903,345

		74,867,765

Thailand–1.17%
Charoen Pokphand Foods-Foreign	8,091,774	5,612,259

		5,612,259

Turkey–3.03%
Eregli Demir ve Celik Fabrikalari	3,448,441	5,188,938
Turkcell Iletisim Hizmetleri	1,114,879	4,688,522
Turkiye Is Bankasi Class C	2,808,822	4,645,152

		14,522,612

United Arab Emirates–1.09%
Dubai Islamic Bank	3,239,506	5,230,131

		5,230,131

Total Common Stock (Cost $497,351,216)		465,222,676

PREFERRED STOCK–1.63%
Brazil–1.63%
Cia Brasileira de Distribuicao 2.55%	326,100	4,530,111
Vale 7.62%	1,039,800	3,296,684

Total Preferred Stock (Cost $7,884,634)		7,826,795

MONEY MARKET FUND–4.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	20,191,984	20,191,984

Total Money Market Fund (Cost $20,191,984)		20,191,984

TOTAL VALUE OF SECURITIES–103.05% (Cost $525,427,834)	493,241,455
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.05%)	(14,614,108)

NET ASSETS APPLICABLE TO 61,003,160 SHARES OUTSTANDING–100.00%	$478,627,347

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,024,820 cash collateral held at broker for future contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	HKD	301,035,000	USD	(38,821,686)	4/5/16	$(13,763)
BNYM	CLP	(57,468,963)	USD	85,301	4/4/16	(461)
BNYM	CLP	(965,755,874)	USD	1,438,063	4/5/16	(3,049)
BNYM	IDR	46,557,858,832	USD	(3,544,632)	4/5/16	(12,935)
BNYM	INR	(391,024,587)	USD	5,868,949	4/4/16	(40,314)
BNYM	KRW	3,049,162,326	USD	(2,663,989)	4/4/16	(567)
BNYM	MYR	(27,780,636)	USD	7,112,390	4/5/16	(38,814)
BNYM	PHP	140,069,044	USD	(3,047,712)	4/5/16	(2,638)
BNYM	THB	(509,693,693)	USD	14,496,921	4/5/16	10,595
BNYM	TWD	128,888,000	USD	(4,000,000)	4/1/16	5,327
DB	HKD	23,496,000	USD	(3,030,452)	4/1/16	(1,559)
JPMC	AED	(25,917,000)	USD	7,055,701	4/4/16	(296)
JPMC	HUF	(508,975,674)	USD	1,845,051	4/4/16	67
JPMC	TRY	15,475,020	USD	(5,488,254)	4/4/16	(2,736)
RBC	CZK	110,278,953	USD	(4,644,302)	4/4/16	(4,688)
RBC	EUR	414,576	USD	(471,991)	4/4/16	(185)

						$(106,016)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
40 E-mini MSCI Emerging Markets Index	$1,635,745	$1,667,800	6/20/16	$32,055

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AED–United Arab Emirates Dirham

BNP–Banque Paribas

BNYM–Bank of New York Mellon

CLP–Chilean Peso

CZK–Czech Koruna

DB–Deutsche Bank

EUR–Euro

HKD–Hong Kong Dollar

HUF–Hungarian Forint

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

KRW–South Korean Won

MYR–Malaysian Ringgit

PHP–Philippine Peso

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

RBC–Royal Bank of Canada

THB–Thailand Baht

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–U.S. Dollar

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$525,427,834

Aggregate unrealized appreciation	$19,491,074
Aggregate unrealized depreciation	(51,677,453)

Net unrealized depreciation	$(32,186,379)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSgA Emerging Markets 100 Fund–5

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total

Common Stock
Brazil	$17,056,163	$—	$17,056,163
Chile	3,136,623	—	3,136,623
China	44,651,939	—	44,651,939
Czech Republic	4,632,002	—	4,632,002
Greece	4,685,773	—	4,685,773
Hong Kong	147,822,740	—	147,822,740
Hungary	5,392,522	—	5,392,522
India	4,453,409	—	4,453,409
Indonesia	8,778,702	—	8,778,702
Malaysia	6,678,225	—	6,678,225
Mexico	2,814,205	—	2,814,205
Philippines	3,051,165	—	3,051,165
Poland	11,640,478	—	11,640,478
Qatar	3,224,717	—	3,224,717
Republic of Korea	63,555,595	—	63,555,595
Russia	11,554,572	—	11,554,572
South Africa	21,861,079	—	21,861,079
Taiwan	74,867,765	—	74,867,765
Thailand	—	5,612,259	5,612,259
Turkey	14,522,612	—	14,522,612
United Arab Emirates	5,230,131	—	5,230,131
Money Market Fund	20,191,984	—	20,191,984
Preferred Stock	7,826,795	—	7,826,795

Total	$487,629,196	$5,612,259	$493,241,455

Foreign Currency Exchange Contracts	$—	$(106,016)	$(106,016)

Futures Contracts	$32,055	$—	$32,055

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Emerging Markets 100 Fund.

LVIP SSgA Emerging Markets 100 Fund–6

LVIP SSgA Large Cap 100 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.58%
Auto Components–2.98%
BorgWarner	281,046	$10,792,166
Johnson Controls	270,777	10,552,180
Lear	93,911	10,440,086

		31,784,432

Automobiles–3.04%
Ford Motor	794,503	10,725,791
General Motors	335,148	10,533,702
Harley-Davidson	216,803	11,128,498

		32,387,991

Banks–7.69%
Bank of America	758,494	10,254,839
BB&T	307,991	10,246,861
Fifth Third Bancorp	606,795	10,127,409
Huntington Bancshares	1,081,981	10,322,099
JPMorgan Chase	174,449	10,330,870
KeyCorp	927,274	10,237,105
Regions Financial	1,287,370	10,105,855
SunTrust Banks	283,503	10,228,788

		81,853,826

Biotechnology–0.98%
Amgen	69,527	10,424,183

		10,424,183

Capital Markets–0.99%
Invesco	342,111	10,526,755

		10,526,755

Chemicals–2.89%
CF Industries Holdings	324,865	10,181,269
Dow Chemical	202,186	10,283,180
Mosaic	380,638	10,277,226

		30,741,675

Communications Equipment–1.97%
Cisco Systems	371,109	10,565,473
QUALCOMM	204,015	10,433,327

		20,998,800

Construction & Engineering–0.97%
Fluor	191,726	10,295,686

		10,295,686

Consumer Finance–1.96%
†Ally Financial	565,769	10,591,196
Capital One Financial	148,742	10,309,308

		20,900,504

Containers & Packaging–1.97%
International Paper	254,381	10,439,796
WestRock	269,302	10,510,857

		20,950,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–1.00%
CenturyLink	332,997	$10,642,584

		10,642,584

Electric Utilities–2.96%
Duke Energy	130,109	10,497,194
Entergy	131,611	10,434,120
Exelon	293,860	10,537,820

		31,469,134

Electrical Equipment–1.95%
Eaton	166,365	10,407,794
Emerson Electric	190,774	10,374,290

		20,782,084

Electronic Equipment, Instruments & Components–1.01%
Corning	512,405	10,704,140

		10,704,140

Energy Equipment & Services–0.97%
National Oilwell Varco	333,104	10,359,534

		10,359,534

Food & Staples Retailing–2.97%
CVS Health	102,299	10,611,475
Walgreens Boots Alliance	126,031	10,616,851
Wal-Mart Stores	152,591	10,450,958

		31,679,284

Food Products–3.94%
Archer-Daniels-Midland	284,513	10,330,667
Bunge	185,787	10,528,549
Ingredion	99,010	10,573,278
Mondelez International	262,622	10,536,395

		41,968,889

Health Care Equipment & Supplies–2.98%
Abbott Laboratories	254,631	10,651,215
Medtronic	140,276	10,520,700
St. Jude Medical	191,231	10,517,705

		31,689,620

Health Care Providers & Services–4.89%
Aetna	92,307	10,370,691
Anthem	74,132	10,303,607
Cardinal Health	127,347	10,436,087
Humana	56,371	10,313,074
@Quest Diagnostics	148,677	10,622,972

		52,046,431

Hotels, Restaurants & Leisure–1.05%
Carnival	212,105	11,192,781

		11,192,781

Household Durables–3.02%
DR Horton	352,932	10,669,134

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar	223,867	$10,826,208
Whirlpool	59,262	10,687,309

		32,182,651

Household Products–0.97%
Procter & Gamble	125,181	10,303,648

		10,303,648

Independent Power & Renewable Electricity Producers–0.99%
AES	896,819	10,582,464

		10,582,464

Insurance–5.97%
American International Group	195,851	10,585,747
Everest Re Group	54,224	10,705,444
MetLife	245,301	10,778,526
Principal Financial Group	266,740	10,522,893
Prudential Financial	146,640	10,590,341
XL Group	283,425	10,430,040

		63,612,991

Internet Software & Services–1.03%
†Yahoo	297,654	10,956,644

		10,956,644

IT Services–1.02%
Xerox	976,124	10,893,544

		10,893,544

Machinery–5.89%
Caterpillar	137,817	10,548,513
Cummins	96,613	10,621,633
Deere & Co	129,314	9,955,885
Dover	160,598	10,331,269
PACCAR	194,129	10,616,915
Pentair	197,079	10,693,506

		62,767,721

Media–2.02%
Time Warner	148,211	10,752,708
Viacom Class B	261,497	10,794,596

		21,547,304

Multiline Retail–2.95%
Kohl’s	225,914	10,529,852
Macy’s	238,643	10,521,770
Target	126,478	10,406,610

		31,458,232

Multi-Utilities–2.98%
Ameren	210,685	10,555,319
Consolidated Edison	137,324	10,521,765
Public Service Enterprise Group	225,373	10,624,083

		31,701,167

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.94%
California Resources	2,601	$2,679
Chevron	109,396	10,436,378
Devon Energy	391,998	10,756,425
Marathon Petroleum	281,426	10,463,419
Valero Energy	157,597	10,108,272
Williams	675,974	10,862,902

		52,630,075

Pharmaceuticals–1.93%
Johnson & Johnson	95,801	10,365,668
Pfizer	344,954	10,224,437

		20,590,105

Real Estate Investment Trusts–0.98%
Macerich	132,096	10,467,287

		10,467,287

Road & Rail–2.88%
CSX	396,492	10,209,669
Norfolk Southern	123,718	10,299,523
Union Pacific	128,228	10,200,537

		30,709,729

Semiconductors & Semiconductor Equipment–2.98%
Intel	325,477	10,529,181
Lam Research	131,544	10,865,534
†Micron Technology	988,210	10,346,559

		31,741,274

Software–1.93%
@CA	337,657	10,396,459
Symantec	554,581	10,193,199

		20,589,658

Specialty Retail–2.01%
Best Buy	331,614	10,757,558
Gap	360,786	10,607,108

		21,364,666

Technology Hardware, Storage & Peripherals–3.94%
Hewlett Packard Enterprise	590,564	10,470,700
HP	859,668	10,591,110
NetApp	393,933	10,750,432
Western Digital	215,632	10,186,456

		41,998,698

Thrifts & Mortgage Finance–0.99%
New York Community Bancorp	661,747	10,521,777

		10,521,777

Total Common Stock (Cost $1,022,507,276)		1,050,018,621

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	10,740,234	$10,740,234

Total Money Market Fund (Cost $10,740,234)		10,740,234

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.12%
≠U.S. Treasury Obligations–0.12%
U.S. Treasury Bill
¥ 0.467% 9/8/16	1,270,000	$1,268,100

Total Short-Term Investment (Cost $1,267,367)		1,268,100

TOTAL VALUE OF SECURITIES–99.71% (Cost $1,034,514,877)	1,062,026,955
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	3,115,174

NET ASSETS APPLICABLE TO 80,599,233 SHARES OUTSTANDING–100.00%	$1,065,142,129

†	Non-income producing for the period.

«	Includes $414,100 cash collateral due to brokers for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $21,019,431, which represents 1.97% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
174 E-mini S&P 500 Index	$17,466,140	$17,848,050	6/20/16	$381,910

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT - Information Technology

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. U.S. government securities and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. This was priced using the mean price from IDC on March 31, 2016. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are reliable or not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are realiable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,034,514,877

Aggregate unrealized appreciation	$69,906,028
Aggregate unrealized depreciation	(42,393,950)

Net unrealized appreciation	$27,512,078

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$1,050,018,621	$—	$1,050,018,621
Money Market Fund	10,740,234	—	10,740,234
Short-Term Investments	—	1,268,100	1,268,100

Total	$1,060,758,855	$1,268,100	$1,062,026,955

Futures Contracts	$381,910	$—	$381,910

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Large Cap 100 Fund.

LVIP SSgA Large Cap 100 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.54%
Aerospace & Defense–0.94%
National Presto Industries	12,909	$1,081,000
Triumph Group	34,244	1,078,001

		2,159,001

Air Freight & Logistics–0.50%
†Atlas Air Worldwide Holdings	26,908	1,137,401

		1,137,401

Auto Components–0.54%
Metaldyne Performance Group	73,344	1,232,913

		1,232,913

Banks–4.74%
CIT Group	32,770	1,016,853
Hancock Holding	46,129	1,059,122
Old National Bancorp	92,297	1,125,100
PacWest Bancorp	29,796	1,106,921
Popular	39,245	1,122,799
Prosperity Bancshares	24,093	1,117,674
Trustmark	48,092	1,107,559
Umpqua Holdings	68,702	1,089,614
Univest Corp of Pennsylvania	50,600	987,206
WesBanco	38,205	1,135,071

		10,867,919

Biotechnology–3.59%
†AMAG Pharmaceuticals	51,190	1,197,846
†Concert Pharmaceuticals	84,671	1,156,606
†Emergent BioSolutions	32,489	1,180,975
†Enanta Pharmaceuticals	40,566	1,191,423
†NewLink Genetics	62,336	1,134,515
PDL BioPharma	352,570	1,174,058
†Vanda Pharmaceuticals	142,958	1,195,129

		8,230,552

Chemicals–1.50%
FutureFuel	92,766	1,093,711
Innophos Holdings	37,941	1,172,756
Olin	67,187	1,167,038

		3,433,505

Commercial Services & Supplies–2.07%
†ARC Document Solutions	262,948	1,183,266
Essendant	35,658	1,138,560
Kimball International Class B	15,400	174,790
McGrath RentCorp	45,198	1,133,566
Quad/Graphics	86,542	1,119,853

		4,750,035

Communications Equipment–1.93%
Brocade Communications Systems	106,456	1,126,304
Comtech Telecommunications	47,632	1,113,160
†Digi International	109,000	1,027,870

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†NetScout Systems	49,977	$1,147,972

		4,415,306

Construction & Engineering–0.97%
†Great Lakes Dredge & Dock	248,075	1,106,415
†Tutor Perini	72,138	1,121,025

		2,227,440

Consumer Finance–0.48%
Navient	91,680	1,097,410

		1,097,410

Containers & Packaging–0.49%
Greif Class A	34,373	1,125,716

		1,125,716

Diversified Consumer Services–0.93%
†Apollo Education Group Class A	132,908	1,091,839
DeVry Education Group	60,082	1,037,616

		2,129,455

Diversified Financial Services–0.50%
GAIN Capital Holdings	175,720	1,152,723

		1,152,723

Diversified Telecommunication Services–0.53%
†Iridium Communications	152,928	1,203,543

		1,203,543

Electric Utilities–1.93%
ALLETE	19,063	1,068,862
OGE Energy	39,035	1,117,572
Otter Tail	38,433	1,138,385
Portland General Electric	27,900	1,101,771

		4,426,590

Electrical Equipment–0.08%
Global Power Equipment Group	95,554	191,108

		191,108

Electronic Equipment, Instruments & Components–8.90%
†Anixter International	21,525	1,121,668
†Arrow Electronics	17,477	1,125,694
Avnet	24,909	1,103,469
AVX	89,436	1,124,210
†Benchmark Electronics	49,391	1,138,463
CTS	71,713	1,128,763
Ingram Micro	30,298	1,088,001
†Insight Enterprises	38,924	1,114,783
Jabil Circuit	57,893	1,115,598
†Kimball Electronics	10,600	118,402
Methode Electronics	39,728	1,161,647
†Multi-Fineline Electronix	48,071	1,115,728
Park Electrochemical	72,519	1,161,029
PC Connection	46,659	1,204,269

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Plexus	28,674	$1,133,196
†Sanmina	48,432	1,132,340
†ScanSource	27,837	1,124,058
†Tech Data	14,290	1,097,043
Vishay Intertechnology	90,246	1,101,904

		20,410,265

Energy Equipment & Services–3.05%
Archrock	158,912	1,271,296
Atwood Oceanics	130,070	1,192,742
†Hornbeck Offshore Services	115,299	1,144,919
Noble	105,129	1,088,085
†PHI	58,825	1,111,204
Tidewater	172,134	1,175,675

		6,983,921

Food & Staples Retailing–1.02%
Andersons	37,069	1,164,337
Ingles Markets Class A	31,337	1,175,137

		2,339,474

Food Products–1.00%
Cal-Maine Foods	21,877	1,135,635
†Seneca Foods Class A	33,257	1,155,348

		2,290,983

Health Care Equipment & Supplies–2.98%
Analogic	14,544	1,149,121
†AngioDynamics	82,900	1,018,841
CryoLife	12,900	138,675
†Exactech	53,306	1,079,980
†Greatbatch	32,240	1,149,034
†Merit Medical Systems	62,407	1,153,905
†VWR	42,319	1,145,152

		6,834,708

Health Care Providers & Services–5.53%
Aceto	50,252	1,183,937
†Almost Family	31,400	1,169,336
†Community Health Systems	63,973	1,184,140
Kindred Healthcare	93,958	1,160,381
†LHC Group	32,071	1,140,445
†LifePoint Health	16,715	1,157,514
†MEDNAX	17,061	1,102,482
National HealthCare	18,260	1,137,598
†PharMerica	53,592	1,184,919
Select Medical Holdings	98,517	1,163,486
†Triple-S Management Class B	44,392	1,103,585

		12,687,823

Hotels, Restaurants & Leisure–1.47%
†Caesars Entertainment	176,285	1,198,738
Interval Leisure Group	78,715	1,136,645

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports	52,400	$1,039,092

		3,374,475

Household Durables–4.54%
†Beazer Homes USA	132,908	1,158,958
CalAtlantic Group	34,524	1,153,792
†Century Communities	69,311	1,183,139
CSS Industries	40,253	1,124,266
†M/I Homes	61,188	1,141,156
MDC Holdings	46,090	1,155,015
NACCO Industries Class A	19,531	1,121,275
PulteGroup	61,222	1,145,464
†William Lyon Homes Class A	84,802	1,228,781

		10,411,846

Insurance–2.95%
American Equity Investment Life Holding	69,530	1,168,104
American National Insurance & Co.	9,707	1,121,159
Assured Guaranty	43,930	1,111,429
Maiden Holdings	86,202	1,115,454
Old Republic International	61,188	1,118,517
Validus Holdings	23,759	1,121,187

		6,755,850

Internet Software & Services–1.00%
†Blucora	224,691	1,159,406
InterActiveCorp	23,988	1,129,355

		2,288,761

IT Services–0.49%
ManTech International Class A	35,223	1,126,784

		1,126,784

Life Sciences Tools & Services–0.49%
†Bio-Rad Laboratories Class A	8,188	1,119,463

		1,119,463

Machinery–5.82%
American Railcar Industries	26,633	1,084,762
†Chart Industries	52,363	1,137,324
Douglas Dynamics	48,950	1,121,445
Federal Signal	85,730	1,136,780
FreightCar America	71,807	1,118,753
Greenbrier	39,343	1,087,440
LB Foster Class A	65,229	1,184,559
Miller Industries	51,543	1,045,292
NN	85,330	1,167,314
Oshkosh	27,195	1,111,460
†SPX FLOW	42,238	1,059,329
Trinity Industries	59,206	1,084,062

		13,338,520

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–1.47%
Gannett	71,247	$1,078,680
New Media Investment Group	67,852	1,129,057
Tribune Media Class A	30,298	1,161,928

		3,369,665

Metals & Mining–0.97%
Commercial Metals	65,501	1,111,552
Reliance Steel & Aluminum	16,045	1,110,154

		2,221,706

Multi-Utilities–0.49%
MDU Resources Group	57,893	1,126,598

		1,126,598

Oil, Gas & Consumable Fuels–2.01%
†Gener8 Maritime	164,886	1,164,095
†Oasis Petroleum	153,570	1,117,990
†Pacific Ethanol	237,851	1,113,143
†Rex Energy	137,238	105,440
SM Energy	59,015	1,105,941

		4,606,609

Paper & Forest Products–1.51%
Domtar	29,326	1,187,703
KapStone Paper and Packaging	83,005	1,149,619
Schweitzer-Mauduit International	36,069	1,135,452

		3,472,774

Personal Products–0.50%
Nu Skin Enterprises Class A	29,780	1,139,085

		1,139,085

Pharmaceuticals–2.44%
†ANI Pharmaceuticals	33,686	1,133,871
†Depomed	82,381	1,147,567
†Lannett	59,885	1,073,738
†Mallinckrodt	18,257	1,118,789
†Sagent Pharmaceuticals	92,375	1,124,204

		5,598,169

Real Estate Investment Trusts–13.83%
AG Mortgage Investment Trust	85,865	1,122,256
Altisource Residential	96,352	1,156,224
Apollo Commercial Real Estate Finance	66,656	1,086,493
Ares Commercial Real Estate	102,285	1,120,021
Ashford Hospitality Trust	190,363	1,214,516
Capstead Mortgage	110,981	1,097,602
Chimera Investment	79,571	1,081,370
Colony Capital	66,737	1,119,179
CorEnergy Infrastructure Trust	62,981	1,266,548
CYS Investments	138,097	1,124,110
DiamondRock Hospitality	112,461	1,138,105
Independence Realty Trust	163,900	1,166,968

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Invesco Mortgage Capital	92,531	$1,127,028
Ladder Capital Class A	93,797	1,167,773
MFA Financial	164,886	1,129,469
New Residential Investment	95,264	1,107,920
New York Mortgage Trust	243,665	1,154,972
Orchid Island Capital	106,249	1,101,802
Paramount Group	70,378	1,122,529
Parkway Properties	74,087	1,160,202
PennyMac Mortgage Investment Trust	82,011	1,118,630
Redwood Trust	89,073	1,165,075
Resource Capital	96,015	1,080,169
Select Income REIT	49,481	1,140,537
Starwood Property Trust	58,046	1,098,811
Summit Hotel Properties	96,692	1,157,403
Two Harbors Investment	138,446	1,099,261
Western Asset Mortgage Capital	108,779	1,093,229

		31,718,202

Road & Rail–1.86%
ArcBest	47,923	1,034,658
Celadon Group	100,228	1,050,389
†Roadrunner Transportation Systems	87,092	1,085,166
Ryder System	16,937	1,097,179

		4,267,392

Semiconductors & Semiconductor Equipment–3.05%
†Amkor Technology	194,759	1,147,130
†First Solar	16,016	1,096,616
IXYS	10,900	122,298
Marvell Technology Group	107,079	1,103,984
MKS Instruments	30,307	1,141,059
†Photronics	109,649	1,141,446
†Xcerra	188,725	1,230,487

		6,983,020

Software–0.49%
Mentor Graphics	55,211	1,122,440

		1,122,440

Specialty Retail–4.94%
Big 5 Sporting Goods	100,781	1,119,677
GameStop Class A	36,224	1,149,388
Group 1 Automotive	18,821	1,104,604
Guess	58,825	1,104,145
Penske Automotive Group	28,569	1,082,765
Pier 1 Imports	169,736	1,189,849
Rent-A-Center	71,807	1,138,141
Stage Stores	141,666	1,141,828
Staples	101,952	1,124,531
Tailored Brands	65,816	1,178,106

		11,333,034

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.48%
†Iconix Brand Group	137,924	$1,110,288

		1,110,288

Tobacco–0.49%
Universal	19,643	1,115,919

		1,115,919

Trading Companies & Distributors–2.03%
Aircastle	51,190	1,138,466
GATX	23,320	1,107,700
†Rush Enterprises Class A	62,265	1,135,714
TAL International Group	82,073	1,267,207

		4,649,087

Wireless Telecommunication Services–1.02%
Spok Holdings	65,462	1,146,240
†United States Cellular	25,904	1,183,554

		2,329,794

Total Common Stock (Cost $238,919,481)		225,907,272

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	5,228,611	$5,228,611

Total Money Market Fund (Cost $5,228,611)		5,228,611

	Principal Amount°

SHORT-TERM INVESTMENT–0.12%
≠U.S. Treasury Obligations–0.12%
U.S. Treasury Bills
¥ 0.451% 6/16/16	280,000	279,891

Total Short-Term Investment (Cost $279,734)		279,891

TOTAL VALUE OF SECURITIES–100.94% (Cost $244,427,826)	231,415,774
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.94%)	(2,146,087)

NET ASSETS APPLICABLE TO 18,794,039 SHARES OUTSTANDING–100.00%	$229,269,687

†	Non-income producing for the period.

«	Includes $174,681 cash collateral due to broker for futures contracts as of March 31, 2016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
33 E-mini Russell 2000 Index	$3,554,501	$3,661,680	6/20/16	$107,179
14 E-mini S&P MidCap 400 Index	1,941,038	2,017,680	6/20/16	76,642

				$183,821

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. U.S. government securities and agency securities are valued at the mean between the bid and ask prices. This was priced using the mean price from IDC on March 31, 2016. Short-term debt securities utilize matrix system, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$244,427,826

Aggregate unrealized appreciation	$3,882,305
Aggregate unrealized depreciation	(16,894,357)

Net unrealized depreciation	$(13,012,052)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$2,159,001	$—	$2,159,001
Air Freight & Logistics	1,137,401	—	1,137,401
Auto Components	1,232,913	—	1,232,913
Banks	10,867,919	—	10,867,919
Biotechnology	8,230,552	—	8,230,552

LVIP SSgA Small-Mid Cap 200 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Chemicals	$3,433,505	$—	$3,433,505
Commercial Services & Supplies	4,750,035	—	4,750,035
Communications Equipment	4,415,306	—	4,415,306
Construction & Engineering	2,227,440	—	2,227,440
Consumer Finance	1,097,410	—	1,097,410
Containers & Packaging	1,125,716	—	1,125,716
Diversified Consumer Services	2,129,455	—	2,129,455
Diversified Financial Services	1,152,723	—	1,152,723
Diversified Telecommunication Services	1,203,543	—	1,203,543
Electric Utilities	4,426,590	—	4,426,590
Electrical Equipment	191,108	—	191,108
Electronic Equipment, Instruments & Components	20,410,265	—	20,410,265
Energy Equipment & Services	6,983,921	—	6,983,921
Food & Staples Retailing	2,339,474	—	2,339,474
Food Products	2,290,983	—	2,290,983
Health Care Equipment & Supplies	6,696,033	138,675	6,834,708
Health Care Providers & Services	12,687,823	—	12,687,823
Hotels, Restaurants & Leisure	3,374,475	—	3,374,475
Household Durables	10,411,846	—	10,411,846
Insurance	6,755,850	—	6,755,850
Internet Software & Services	2,288,761	—	2,288,761
IT Services	1,126,784	—	1,126,784
Life Sciences Tools & Services	1,119,463	—	1,119,463
Machinery	13,338,520	—	13,338,520
Media	3,369,665	—	3,369,665
Metals & Mining	2,221,706	—	2,221,706
Multi-Utilities	1,126,598	—	1,126,598
Oil, Gas & Consumable Fuels	4,606,609	—	4,606,609
Paper & Forest Products	3,472,774	—	3,472,774
Personal Products	1,139,085	—	1,139,085
Pharmaceuticals	5,598,169	—	5,598,169
Real Estate Investment Trusts	31,718,202	—	31,718,202
Road & Rail	4,267,392	—	4,267,392
Semiconductors & Semiconductor Equipment	6,983,020	—	6,983,020
Software	1,122,440	—	1,122,440
Specialty Retail	11,333,034	—	11,333,034
Textiles, Apparel & Luxury Goods	1,110,288	—	1,110,288
Tobacco	1,115,919	—	1,115,919
Trading Companies & Distributors	4,649,087	—	4,649,087
Wireless Telecommunication Services	2,329,794	—	2,329,794
Money Market Fund	5,228,611	—	5,228,611
Short-Term Investments	—	279,891	279,891

Total	$230,997,208	$418,566	$231,415,774

Futures Contracts	$183,821	$—	$183,821

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Small-Mid Cap 200 Fund.

LVIP SSgA Small-Mid Cap 200 Fund–6

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–64.60%
Equity Funds–16.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	9,454,869	$124,993,362
LVIP SSgA S&P 500 Index Fund	683,755	9,970,517
LVIP SSgA Small-Cap Index Fund	199,208	4,826,609
LVIP SSgA Small-Mid Cap 200 Fund	2,395,800	29,221,572

		169,012,060

Fixed Income Funds–32.16%
SPDR® Barclays Aggregate Bond ETF	974,894	57,080,044
SPDR® Barclays TIPS ETF	1,513,582	86,592,026
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	15,422,704	177,283,983

		320,956,053

International Equity Funds–15.50%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	11,388,545	86,404,895
LVIP SSgA Emerging Markets 100 Fund	2,519,045	19,764,424
LVIP SSgA International Index Fund	5,989,707	48,528,608

		154,697,927

Total Affiliated Investment Companies (Cost $624,310,845)		644,666,040

UNAFFILIATED INVESTMENT COMPANIES–35.33%
Equity Funds–12.82%
Consumer Discretionary Select Sector SPDR® Fund	247,434	19,559,658
Consumer Staples Select Sector Spdr Fund	366,423	19,438,740

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Dow Jones REIT ETF	311,730	$29,661,109
SPDR® S&P 500 ETF Trust	48,975	10,067,301
SPDR® S&P 500 Growth ETF	194,973	19,600,636
SPDR® S&P 600 Small Cap ETF	96,471	9,753,218
Technology Select Sector SPDR® Fund	447,218	19,838,590

		127,919,252

Fixed Income Funds–4.75%
SPDR® Barclays High Yield Bond ETF	557,260	19,086,155
SPDR® Barclays Long Term Treasury ETF	252,356	19,017,548
Vanguard Long-Term Bond ETF	99,749	9,280,647

		47,384,350

International Equity Funds–6.71%
SPDR® S&P World ex-US ETF	1,149,899	29,138,441
WisdomTree Europe Hedged Equity Fund	543,396	28,213,120
WisdomTree Japan Hedged Equity Fund	218,658	9,557,541

		66,909,102

Money Market Fund–11.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	110,291,680	110,291,680

		110,291,680

Total Unaffiliated Investment Companies (Cost $347,380,461)		352,504,384

TOTAL VALUE OF SECURITIES–99.93% (Cost $971,691,306)	997,170,424
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	712,792

NET ASSETS APPLICABLE TO 90,879,492 SHARES OUTSTANDING–100.00%	$997,883,216

*	Standard Class shares.

«	Includes $7,047,532 cash pledged as collateral and $5,726,295 foreign currencies due to broker for futures contracts as of March 31, 2016.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18) British Pound Currency	$(1,607,571)	$(1,616,963)	6/14/16	$(9,392)
(16) E-mini MSCI Emerging Markets Index	(631,804)	(667,120)	6/20/16	(35,316)
(53) E-mini S&P 500 Index	(5,245,348)	(5,436,475)	6/20/16	(191,127)
(6) E-mini S&P MidCap 400 Index	(824,635)	(864,720)	6/20/16	(40,085)
(19) Euro Currency	(2,667,424)	(2,710,350)	6/14/16	(42,926)
(79) Euro STOXX 50 Index	(2,680,274)	(2,634,796)	6/20/16	45,478
(19) FTSE 100 Index	(1,652,386)	(1,668,162)	6/20/16	(15,776)
(17) Japanese Yen Currency	(1,884,294)	(1,892,100)	6/14/16	(7,806)
(13) Nikkei 225 Index (OSE)	(1,906,528)	(1,935,937)	6/10/16	(29,409)

				$(326,359)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in exchange traded funds (“ETFs”) and open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$971,691,306

Aggregate unrealized appreciation	$39,829,011
Aggregate unrealized depreciation	(14,349,893)

Net unrealized appreciation	$25,479,118

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$997,170,424

Futures Contracts	$(326,359)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Bond Index Fund	$159,457,603	$22,817,076	$9,947,866	$(114,888)	$177,283,983	$—	$—
LVIP SSgA Developed International 150 Fund	121,026,725	1,040,000	32,876,430	(10,394,692)	86,404,895	—	—
LVIP SSgA Emerging Markets 100 Fund	9,477,379	9,090,000	—	—	19,764,424	—	—
LVIP SSgA International Index Fund	48,056,172	1,800,000	120,000	(17,111)	48,528,608	—	—
LVIP SSgA Large Cap 100 Fund	125,782,124	4,457,406	8,638,205	(1,576,447)	124,993,362	—	—
LVIP SSgA S&P 500 Index Fund	19,207,038	60,000	8,571,532	3,090,668	9,970,517	—	—
LVIP SSgA Small-Cap Index Fund	4,909,081	—	—	—	4,826,609	—	—
LVIP SSgA Small-Mid Cap 200 Fund	29,025,221	950,000	2,033,432	(582,300)	29,221,572	—	—
SPDR® Barclays Aggregated Bond ETF[1]	—	11,530,163	4,635,410	(108,581)	57,080,044	196,051	—
SPDR® Barclays TIPS ETF	77,762,418	10,583,648	5,505,076	(408,745)	86,592,026	—	—

Total	$594,703,761	$62,328,293	$72,327,951	$(10,112,096)	$644,666,040	$196,051	$—

1Fund was not deemed to be an affiliate at 12/31/15.

4. Subsequent Events

Effective May 1, 2016, the Fund added additional portfolio managers from its sub-advisor and revised risks.

Effective May 1, 2016, the Fund’s name became LVIP SSGA Global Tactical Allocation Managed Volatility Fund.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSgA International Index Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.72%
Australia–7.03%
AGL Energy	146,901	$2,071,968
Alumina	468,716	467,083
Amcor	243,129	2,674,417
AMP	635,946	2,822,535
APA Group	208,320	1,406,849
Aristocrat Leisure	93,145	735,423
Asciano	124,214	853,138
ASX	43,477	1,380,750
Aurizon Holdings	441,176	1,339,207
AusNet Services	259,590	296,493
Australia & New Zealand Banking Group	601,638	10,819,414
Bank of Queensland	87,906	816,698
Bendigo & Adelaide Bank	75,933	516,291
BHP Billiton	666,898	8,619,012
Boral	130,004	615,865
Brambles	323,625	3,006,666
Caltex Australia	51,069	1,331,779
Challenger	110,690	711,887
CIMIC Group	17,957	478,469
Coca-Cola Amatil	104,489	708,049
Cochlear	13,173	1,033,001
Commonwealth Bank of Australia	351,607	20,192,764
Computershare	113,534	851,148
Crown Resorts	59,112	564,591
CSL	96,667	7,516,713
Dexus Property Group	219,099	1,333,523
=DUET Group	450,982	788,197
Flight Centre Travel Group	8,399	278,326
Fortescue Metals Group	243,687	476,336
Goodman Group	386,742	1,977,369
GPT Group	384,790	1,474,804
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	112,540	405,457
Healthscope	409,322	834,617
Iluka Resources	71,132	357,692
Incitec Pivot	288,379	705,172
Insurance Australia Group	485,234	2,075,515
James Hardie Industries CDI	88,731	1,214,779
LendLease Group	125,040	1,329,431
Macquarie Group	60,461	3,063,032
Medibank Pvt	527,768	1,185,362
Mirvac Group	820,320	1,216,760
National Australia Bank	543,723	10,936,592
†Newcrest Mining	166,304	2,162,066
Oil Search	266,255	1,379,701
Orica	87,186	1,027,214
Origin Energy	368,835	1,439,098
Platinum Asset Management	40,363	196,471
†Qantas Airways	88,434	275,902
QBE Insurance Group	278,027	2,325,157
Ramsay Health Care	26,696	1,255,660

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
REA Group	8,246	$341,522
Rio Tinto	85,597	2,801,078
Santos	391,864	1,210,545
Scentre Group	1,075,709	3,661,156
SEEK	55,169	684,249
Sonic Healthcare	82,597	1,189,051
†South32	843,509	947,257
†South32	368,248	415,184
Stockland	461,051	1,509,098
Suncorp Group	262,253	2,394,268
Sydney Airport	239,685	1,229,157
Tabcorp Holdings	157,922	518,116
Tatts Group	343,033	993,958
Telstra	859,868	3,513,173
TPG Telecom	75,861	659,435
Transurban Group	409,575	3,563,443
Treasury Wine Estates	143,353	1,059,313
Vicinity Centres	648,595	1,586,006
Vocus Communications	107,844	688,623
Wesfarmers	234,486	7,450,440
Westfield	399,511	3,059,389
Westpac Banking	685,248	15,942,153
Woodside Petroleum	149,245	2,969,921
Woolworths	252,733	4,281,488

		174,212,466

Austria–0.18%
ANDRITZ	13,432	737,543
†Erste Group Bank	57,792	1,624,309
=IMMOEAST	13,053	0
OMV	33,207	934,265
†Raiffeisen Bank International	19,247	291,614
voestalpine	27,120	907,434

		4,495,165

Belgium–1.43%
Ageas	37,789	1,499,414
Anheuser-Busch InBev	165,589	20,585,292
=Anheuser-Busch InBev VVPR Strip	1,896	0
Colruyt	16,606	967,474
Delhaize Group	22,364	2,334,854
Groupe Bruxelles Lambert	15,148	1,249,848
KBC Groep	50,425	2,601,259
Proximus SADP	32,355	1,105,791
Solvay Class A	13,770	1,381,212
†Telenet Group Holding	13,118	664,026
UCB	25,888	1,980,753
Umicore	22,123	1,101,352

		35,471,275

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	$213,763

		213,763

Denmark–1.93%
AP Moeller - Maersk Class A	810	1,034,069
AP Moeller - Maersk Class B	1,452	1,904,662
Carlsberg Class B	22,158	2,111,414
Chr Hansen Holding	19,213	1,289,766
Coloplast Class B	24,283	1,839,998
Danske Bank	140,920	3,981,095
DSV	36,826	1,532,987
†Genmab	10,466	1,450,392
ISS	29,033	1,165,576
Novo Nordisk Class B	403,175	21,868,788
Novozymes Class B	44,811	2,014,562
Pandora	22,318	2,922,453
TDC	153,000	748,820
Tryg	16,350	317,338
Vestas Wind Systems	45,575	3,215,339
†William Demant Holding	3,899	392,073

		47,789,332

Finland–0.97%
Elisa	25,308	984,027
Fortum	92,610	1,402,620
Kone Class B	68,275	3,290,954
Metso	28,365	676,839
Neste	23,689	779,559
Nokia	909,360	5,406,624
Nokia Oyj	290,364	1,718,437
Nokian Renkaat	19,229	678,739
Orion Class B	16,843	556,762
Sampo Class A	89,263	4,239,631
Stora Enso Class R	118,253	1,058,315
UPM-Kymmene	109,992	1,992,546
Wartsila	28,764	1,301,694

		24,086,747

France–9.81%
Accor	46,046	1,951,217
Aeroports de Paris	6,640	820,922
Air Liquide	71,531	8,049,164
Airbus Group	122,740	8,149,502
†Alstom	29,964	765,967
Arkema	13,177	989,311
Atos	16,914	1,377,660
AXA	408,459	9,616,412
BNP Paribas	219,146	11,029,470
Bollore	171,897	667,784
†Bollore Class NEW	790	3,038
Bouygues	44,548	1,817,278
Bureau Veritas	50,866	1,133,009
Cap Gemini	34,854	3,275,153

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Carrefour	110,682	$3,045,351
Casino Guichard Perrachon	8,803	504,653
Christian Dior	11,816	2,143,201
Cie de Saint-Gobain	95,378	4,203,391
Cie Generale des Etablissements Michelin	37,373	3,824,429
CNP Assurances	27,678	431,636
Credit Agricole	208,477	2,257,917
Danone	122,337	8,701,847
Dassault Systemes	27,800	2,205,812
Edenred	49,113	953,969
Electricite de France	47,707	535,475
Engie	290,941	4,515,682
Essilor International	43,008	5,312,307
Eurazeo	10,129	684,835
Eutelsat Communications	37,881	1,223,745
Fonciere Des Regions	7,556	714,062
Gecina	7,061	972,200
Groupe Eurotunnel	98,043	1,098,897
Hermes International	5,742	2,021,891
ICADE	5,292	405,385
Iliad	5,154	1,326,310
Imerys	5,370	374,514
Ingenico Group	12,397	1,424,056
JCDecaux	16,700	731,043
Kering	15,388	2,750,822
Klepierre	45,720	2,190,244
Lagardere	28,268	751,080
Legrand	53,637	3,005,597
L’Oreal	52,238	9,359,083
LVMH Moet Hennessy Louis Vuitton	57,889	9,913,720
Natixis	171,606	844,935
†Numericable-SFR	25,589	1,077,065
Orange	413,310	7,240,352
Pernod Ricard	42,397	4,727,868
†Peugeot	94,157	1,613,547
Publicis Groupe	38,146	2,678,605
Remy Cointreau	3,794	288,043
Renault	38,720	3,847,274
Rexel	60,653	866,509
Safran	63,129	4,416,384
Sanofi	241,895	19,504,379
Schneider Electric	116,207	7,344,162
SCOR	30,627	1,087,334
SES FDR	65,835	1,927,903
Societe BIC	6,223	936,128
Societe Generale	151,639	5,604,425
Sodexo	19,513	2,103,592
STMicroelectronics	123,283	684,304
Suez Environnement	63,390	1,162,759
Technip	20,226	1,121,069
Thales	21,829	1,912,620

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
TOTAL	451,682	$20,589,596
Unibail-Rodamco	20,649	5,681,453
Valeo	16,281	2,534,377
Veolia Environnement	97,311	2,344,158
Vinci	99,919	7,443,797
Vivendi	243,502	5,120,456
Wendel	4,961	540,012
Zodiac Aerospace	34,874	698,820

		243,170,967

Germany–8.54%
adidas	42,148	4,939,902
Allianz	94,280	15,335,849
Axel Springer	6,481	349,341
BASF	189,694	14,311,041
Bayer	170,318	20,020,041
Bayerische Motoren Werke	69,104	6,345,719
Beiersdorf	21,979	1,984,286
Brenntag	34,031	1,943,939
†Commerzbank	216,629	1,883,523
Continental	21,934	4,991,740
Daimler	198,666	15,229,800
Deutsche Bank	288,568	4,909,005
Deutsche Boerse	38,762	3,307,605
†Deutsche Lufthansa	55,272	893,409
Deutsche Post	192,743	5,355,850
Deutsche Telekom	666,783	11,969,003
Deutsche Wohnen	70,302	2,186,308
E.ON	399,666	3,837,433
Evonik Industries	24,763	742,908
Fraport Frankfurt Airport Services Worldwide	6,547	397,151
Fresenius	79,818	5,831,867
Fresenius Medical Care	43,851	3,884,064
GEA Group	40,098	1,961,983
Hannover Rueck	11,597	1,351,294
HeidelbergCement	28,831	2,468,711
Henkel	21,353	2,098,582
HUGO BOSS	12,561	823,858
Infineon Technologies	229,101	3,259,979
K+S	39,878	933,182
Kabel Deutschland Holding	1,204	134,948
LANXESS	17,878	859,304
Linde	38,844	5,659,885
MAN	6,236	674,966
Merck	26,256	2,190,261
METRO	31,210	967,042
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	34,734	7,064,883
OSRAM Licht	17,561	905,316
ProSiebenSat.1 Media	47,070	2,420,152
†QIAGEN	44,456	990,483

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
RTL Group	9,289	$786,827
RWE	109,832	1,421,623
SAP	202,638	16,394,365
Siemens	163,496	17,329,821
Symrise	26,033	1,747,754
Telefonica Deutschland Holding	131,416	711,952
ThyssenKrupp	76,387	1,587,173
United Internet	25,977	1,303,710
Volkswagen	6,585	955,741
Vonovia	93,891	3,378,770
#†Zalando 144A	16,782	550,926

		211,583,275

■Hong Kong–3.20%
AIA Group	2,487,200	14,091,467
ASM Pacific Technology	34,000	266,921
Bank of East Asia	212,355	793,866
BOC Hong Kong Holdings	754,000	2,250,137
Cathay Pacific Airways	188,000	325,235
Cheung Kong Infrastructure Holdings	126,000	1,232,006
Cheung Kong Property Holdings	541,152	3,484,507
CK Hutchison Holdings	562,160	7,297,532
CLP Holdings	381,500	3,449,918
First Pacific	369,750	275,977
Galaxy Entertainment Group	512,000	1,920,656
Hang Lung Properties	388,000	741,253
Hang Seng Bank	154,600	2,732,333
Henderson Land Development	216,887	1,332,241
#HK Electric Investments 144A	515,027	453,458
HKT Trust	626,592	862,666
Hong Kong & China Gas	1,404,974	2,626,169
Hong Kong Exchanges and Clearing	240,161	5,783,170
Hongkong Land Holdings	114,000	682,860
Hysan Development	120,850	514,878
Jardine Matheson Holdings	48,000	2,739,840
Kerry Properties	101,531	278,782
Li & Fung	1,312,000	776,306
Link REIT	465,215	2,758,660
Melco Crown Entertainment ADR	18,484	305,171
MGM China Holdings	135,995	207,919
MTR	308,071	1,524,996
New World Development	1,198,349	1,141,601
NWS Holdings	284,006	453,247
PCCW	636,596	411,959
Power Assets Holdings	296,000	3,027,787
Sands China	499,868	2,036,240
Shangri-La Asia	254,166	289,966
Sino Land	589,405	933,037
SJM Holdings	287,591	205,386
Sun Hung Kai Properties	345,005	4,218,415
Swire Pacific Class A	117,000	1,259,386
Swire Properties	261,361	705,848

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Techtronic Industries	269,000	$1,062,844
#†WH Group 144A	1,166,139	844,838
Wharf Holdings	268,000	1,464,830
Wheelock	155,000	692,343
Wynn Macau	271,153	419,452
Yue Yuen Industrial Holdings	118,500	407,101

		79,283,204

Ireland–0.73%
=Anglo Irish Bank	3,965	0
†Bank of Ireland	5,615,268	1,629,351
CRH	163,732	4,626,093
Kerry Group Class A	33,756	3,145,089
Paddy Power Betfair	15,801	2,204,343
Ryanair Holdings ADR	6,300	540,666
WPP	259,042	6,053,238

		18,198,780

Israel–0.69%
Azrieli Group	6,290	246,995
Bank Hapoalim	241,196	1,252,132
†Bank Leumi Le-Israel	297,767	1,069,385
Bezeq The Israeli Telecommunication	354,913	800,769
†Check Point Software Technologies	13,177	1,152,592
Delek Group	735	126,092
Israel Chemicals	104,489	454,814
Mizrahi Tefahot Bank	17,430	204,497
†Mobileye	15,788	588,735
NICE Systems	11,008	722,389
†Taro Pharmaceutical Industries	1,467	210,148
Teva Pharmaceutical Industries	189,062	10,202,427

		17,030,975

Italy–2.03%
Assicurazioni Generali	233,287	3,458,908
Atlantia	84,183	2,334,447
Banco Popolare	71,047	488,704
Enel	1,472,208	6,530,029
Enel Green Power	418,100	899,179
Eni	528,647	8,000,581
EXOR	21,295	763,295
†Ferrari	27,564	1,144,825
†Fiat Chrysler Automobiles	166,585	1,345,855
†Finmeccanica	88,350	1,120,948
Intesa Sanpaolo	2,639,553	7,310,634
Intesa Sanpaolo RSP	202,428	526,564
Luxottica Group	34,359	1,896,210
Mediobanca	113,127	814,843
Prysmian	33,255	753,412
†Saipem	1,526,238	611,494
Snam	429,703	2,691,720
†Telecom Italia	2,238,171	2,414,380
Telecom Italia RSP	1,266,912	1,110,047

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Terna Rete Elettrica Nazionale	283,703	$1,618,971
UniCredit	949,464	3,424,852
Unione di Banche Italiane SCpA	170,261	630,042
UnipolSai	165,713	383,541

		50,273,481

Japan–21.97%
ABC-Mart	4,800	307,504
†Acom	83,400	420,168
Aeon	142,700	2,061,666
AEON Financial Service	19,500	460,189
Aeon Mall	16,390	242,766
Air Water	24,000	355,271
Aisin Seiki	36,500	1,375,094
Ajinomoto	115,000	2,594,895
Alfresa Holdings	29,600	567,830
Alps Electric	30,600	533,451
Amada Holdings	72,900	711,220
ANA Holdings	199,000	560,690
Aozora Bank	189,000	659,976
Asahi Glass	218,000	1,193,194
Asahi Group Holdings	78,600	2,449,244
Asahi Kasei	278,000	1,879,517
Asics	29,200	520,201
Astellas Pharma	440,000	5,850,638
Bandai Namco Holdings	38,800	846,019
Bank of Kyoto	61,000	397,832
Benesse Holdings	10,300	296,521
Bridgestone	129,900	4,853,432
Brother Industries	58,700	674,910
Calbee	12,400	492,496
Canon	222,400	6,629,810
Casio Computer	39,300	793,019
Central Japan Railway	28,800	5,093,643
Chiba Bank	128,000	638,038
Chubu Electric Power	140,600	1,963,240
Chugai Pharmaceutical	42,700	1,322,222
Chugoku Bank	25,500	265,547
Chugoku Electric Power	64,500	871,118
Citizen Holdings	51,700	293,079
=Concordia Financial Group	236,000	1,072,584
Credit Saison	24,400	424,715
Dai Nippon Printing	124,000	1,101,782
Daicel	64,700	884,167
Daihatsu Motor	31,800	448,130
Dai-ichi Life Insurance	216,100	2,616,165
Daiichi Sankyo	135,900	3,021,811
Daikin Industries	47,400	3,542,839
Daito Trust Construction	15,400	2,186,610
Daiwa House Industry	121,200	3,409,474
Daiwa Securities Group	339,000	2,085,297
Denso	97,100	3,903,153

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Dentsu	46,700	$2,344,440
Don Quijote Holdings	21,600	750,420
East Japan Railway	69,600	6,006,707
Eisai	50,700	3,049,793
Electric Power Development	28,300	883,864
FamilyMart	14,400	748,501
FANUC	40,800	6,338,691
Fast Retailing	10,600	3,392,527
Fuji Electric	83,000	286,881
Fuji Heavy Industries	117,500	4,150,007
FUJIFILM Holdings	92,800	3,670,112
Fujitsu	383,000	1,417,724
Fukuoka Financial Group	136,000	443,485
GungHo Online Entertainment	59,000	166,182
Gunma Bank	57,000	235,506
Hachijuni Bank	58,000	249,944
Hakuhodo DY Holdings	58,000	657,071
Hamamatsu Photonics	25,800	711,795
Hankyu Hanshin Holdings	223,000	1,422,666
Hikari Tsushin	2,400	182,754
Hino Motors	47,200	510,395
Hirose Electric	5,040	555,746
Hiroshima Bank	75,000	273,890
Hisamitsu Pharmaceutical	8,900	397,770
Hitachi	962,000	4,501,215
Hitachi Chemical	21,400	385,046
Hitachi Construction Machinery	14,900	236,716
Hitachi High-Technologies	9,200	259,132
Hitachi Metals	34,000	350,740
Hokuhoku Financial Group	180,000	236,705
Hokuriku Electric Power	42,200	597,313
Honda Motor	338,000	9,268,008
Hoshizaki Electric	7,700	642,436
Hoya	85,800	3,263,671
Hulic	62,200	594,671
Idemitsu Kosan	14,400	257,049
IHI	260,000	549,825
Iida Group Holdings	25,000	487,583
Inpex	210,100	1,593,321
Isetan Mitsukoshi Holdings	68,300	798,032
Isuzu Motors	110,500	1,140,886
ITOCHU	316,700	3,900,184
Itochu Techno-Solutions	7,200	135,882
Iyo Bank	38,000	248,843
J Front Retailing	43,000	570,430
Japan Airlines	28,000	1,025,510
Japan Airport Terminal	7,300	259,452
Japan Exchange Group	119,700	1,833,603
Japan Post Bank	79,000	972,189
Japan Post Holdings	88,000	1,174,428
Japan Prime Realty Investment	192	782,194
Japan Real Estate Investment	287	1,657,559

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Retail Fund Investment	528	$1,267,632
Japan Tobacco	227,900	9,497,099
JFE Holdings	91,900	1,237,908
JGC	50,000	748,589
Joyo Bank	119,000	408,139
JSR	31,300	449,984
JTEKT	50,700	657,710
JX Holdings	488,910	1,884,483
Kajima	170,000	1,066,418
Kakaku.com	22,800	423,404
Kamigumi	41,000	385,792
Kaneka	43,000	368,315
†Kansai Electric Power	132,000	1,168,994
Kansai Paint	55,900	898,016
Kao	100,600	5,365,870
Kawasaki Heavy Industries	244,000	704,607
KDDI	362,400	9,679,456
Keihan Electric Railway	102,000	718,699
Keikyu	109,000	958,816
Keio	126,000	1,106,118
Keisei Electric Railway	63,000	886,126
Keyence	9,144	4,987,784
Kikkoman	30,000	986,272
Kintetsu Group Holdings	353,000	1,430,255
Kirin Holdings	177,200	2,484,532
Kobe Steel	596,000	524,270
Koito Manufacturing	21,100	956,151
Komatsu	186,000	3,166,520
Konami Holdings	23,800	704,198
Konica Minolta	98,900	840,094
Kose	5,400	525,390
Kubota	225,000	3,071,771
Kuraray	75,500	923,080
Kurita Water Industries	16,000	364,938
Kyocera	64,600	2,845,281
Kyowa Hakko Kirin	54,600	871,310
†Kyushu Electric Power	84,700	806,022
Kyushu Financial Group	68,000	392,128
Lawson	14,900	1,247,128
LIXIL Group	50,900	1,037,945
M3	35,600	895,812
Mabuchi Motor	9,800	456,280
Makita	23,200	1,438,856
Marubeni	313,100	1,585,739
Marui Group	39,100	560,383
Maruichi Steel Tube	7,000	191,879
Mazda Motor	118,700	1,842,015
McDonald’s Holdings	13,100	310,317
Medipal Holdings	20,600	326,174
MEIJI Holdings	26,468	2,128,352
Minebea	60,000	468,079
Miraca Holdings	8,200	336,976

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi	274,900	$4,655,555
Mitsubishi Chemical Holdings	254,300	1,327,480
Mitsubishi Electric	387,000	4,055,858
Mitsubishi Estate	249,000	4,625,123
Mitsubishi Gas Chemical	61,000	328,455
Mitsubishi Heavy Industries	614,000	2,280,986
Mitsubishi Logistics	25,000	328,313
Mitsubishi Materials	268,000	757,244
Mitsubishi Motors	121,700	911,574
Mitsubishi Tanabe Pharma	39,700	690,327
Mitsubishi UFJ Financial Group	2,635,700	12,213,049
Mitsubishi UFJ Lease & Finance	127,300	558,765
Mitsui	340,700	3,920,267
Mitsui Chemicals	129,000	429,828
Mitsui Fudosan	188,000	4,690,604
Mitsui OSK Lines	258,000	524,963
Mixi	8,300	308,268
Mizuho Financial Group	4,912,020	7,336,715
MS&AD Insurance Group Holdings	101,954	2,840,888
Murata Manufacturing	42,400	5,112,337
Nabtesco	22,000	493,776
Nagoya Railroad	184,000	859,958
NEC	484,000	1,217,042
Nexon	30,200	514,939
NGK Insulators	51,000	942,103
NGK Spark Plug	30,000	574,170
NH Foods	34,000	749,211
NHK Spring	23,500	224,883
Nidec	44,400	3,038,113
Nikon	69,100	1,057,268
Nintendo	21,200	3,013,906
Nippon Building Fund	298	1,766,102
Nippon Electric Glass	61,000	312,195
Nippon Express	166,000	755,182
Nippon Paint Holdings	30,000	665,600
Nippon Prologis REIT	358	801,281
Nippon Steel & Sumitomo Metal	153,122	2,941,488
Nippon Telegraph & Telephone	144,300	6,215,882
Nippon Yusen	352,000	678,697
Nissan Motor	496,200	4,591,873
Nisshin Seifun Group	50,665	805,364
Nissin Foods Holdings	13,800	648,647
Nitori Holdings	14,400	1,319,152
Nitto Denko	33,700	1,873,570
NOK	14,100	240,794
Nomura Holdings	725,000	3,239,615
Nomura Real Estate Holdings	25,100	463,886
Nomura Real Estate Master Fund	690	1,029,988
Nomura Research Institute	25,190	848,284
NSK	90,000	823,671
NTT Data	24,900	1,250,033
NTT DOCOMO	297,500	6,747,246

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NTT Urban Development	13,800	$135,002
Obayashi	145,300	1,433,053
Obic	12,600	666,134
Odakyu Electric Railway	133,000	1,447,643
Oji Holdings	181,000	726,927
Olympus	56,300	2,188,569
Omron	44,300	1,318,628
Ono Pharmaceutical	87,500	3,704,629
Oracle Japan	5,900	331,316
Oriental Land	40,800	2,889,298
ORIX	266,000	3,794,598
Osaka Gas	391,000	1,502,229
Otsuka	13,100	691,403
Otsuka Holdings	79,100	2,873,169
Panasonic	440,200	4,042,354
Park24	17,800	498,201
Rakuten	202,000	1,948,296
Recruit Holdings	26,000	793,549
Resona Holdings	485,300	1,731,720
Ricoh	136,800	1,392,979
Rinnai	8,800	777,218
Rohm	18,800	791,790
Ryohin Keikaku	5,400	1,141,943
Sankyo	7,600	282,945
Sanrio	5,700	111,473
Santen Pharmaceutical	72,100	1,084,591
SBI Holdings	44,870	455,697
Secom	42,500	3,159,225
Sega Sammy Holdings	31,700	345,603
Seibu Holdings	18,000	380,808
Seiko Epson	60,700	980,520
Sekisui Chemical	82,000	1,009,836
Sekisui House	124,300	2,097,897
Seven & i Holdings	157,100	6,689,086
Seven Bank	91,400	389,817
Shikoku Electric Power	27,900	374,082
Shimadzu	59,000	925,274
Shimamura	3,500	436,936
Shimano	16,100	2,523,471
Shimizu	118,000	1,000,240
Shin-Etsu Chemical	82,000	4,243,352
Shinsei Bank	369,000	481,967
Shionogi	63,600	2,993,373
Shiseido	68,700	1,533,381
Shizuoka Bank	104,000	750,349
Showa Shell Sekiyu	36,300	325,763
SMC	10,900	2,531,663
SoftBank Group	198,900	9,483,295
Sohgo Security Services	11,900	644,986
Sompo Japan Nipponkoa Holdings	71,975	2,038,796
Sony	263,700	6,778,481
Sony Financial Holdings	36,800	470,198

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Stanley Electric	30,300	$685,179
Sumitomo	228,900	2,274,865
Sumitomo Chemical	278,000	1,257,293
Sumitomo Dainippon Pharma	22,500	259,096
Sumitomo Electric Industries	163,800	1,992,467
Sumitomo Heavy Industries	140,000	578,435
Sumitomo Metal Mining	104,000	1,032,654
Sumitomo Mitsui Financial Group	264,500	8,018,784
Sumitomo Mitsui Trust Holdings	672,460	1,969,371
Sumitomo Realty & Development	73,000	2,136,585
Sumitomo Rubber Industries	43,000	664,419
Suntory Beverage & Food	26,800	1,207,304
Suruga Bank	44,100	775,066
Suzuken Aichi	19,250	654,238
Suzuki Motor	74,100	1,982,452
Sysmex	31,700	1,982,922
T&D Holdings	107,900	1,006,185
Taiheiyo Cement	198,000	455,658
Taisei	235,000	1,553,512
Taisho Pharmaceutical Holdings	4,800	380,434
Taiyo Nippon Sanso	34,000	322,644
Takashimaya	42,000	351,166
Takeda Pharmaceutical	164,100	7,488,717
TDK	25,600	1,421,654
Teijin	220,000	766,271
Terumo	65,600	2,351,913
THK	31,300	577,358
Tobu Railway	232,000	1,156,444
Toho Gas	100,000	709,938
Toho Tokyo	27,900	734,034
Tohoku Electric Power	86,900	1,121,141
Tokio Marine Holdings	142,800	4,821,538
†Tokyo Electric Power	273,200	1,502,606
Tokyo Electron	37,000	2,411,764
Tokyo Gas	472,000	2,200,528
Tokyo Tatemono	32,000	398,632
Tokyu	218,000	1,826,594
Tokyu Fudosan Holdings	103,800	704,635
TonenGeneral Sekiyu	65,000	587,943
Toppan Printing	121,000	1,014,918
Toray Industries	298,000	2,539,798
†Toshiba	818,000	1,591,737
TOTO	31,400	979,288
Toyo Seikan Group Holdings	35,600	666,798
Toyo Suisan Kaisha	21,300	764,601
Toyoda Gosei	15,200	293,344
Toyota Industries	36,100	1,623,049
Toyota Motor	556,400	29,425,499
Toyota Tsusho	49,000	1,107,175
Trend Micro	18,500	677,240
Unicharm	81,400	1,771,279
United Urban Investment	606	979,443

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
USS	37,900	$605,484
West Japan Railway	34,100	2,105,477
Yahoo Japan	279,600	1,189,999
Yakult Honsha	17,100	757,417
Yamada Denki	149,900	708,577
Yamaguchi Financial Group	32,000	290,870
Yamaha	38,000	1,144,609
Yamaha Motor	56,700	943,111
Yamato Holdings	67,600	1,349,657
Yamazaki Baking	17,000	358,141
Yaskawa Electric	59,100	682,135
Yokogawa Electric	58,800	607,618
Yokohama Rubber	16,000	263,148

		544,735,889

Luxembourg–0.04%
Tenaris	85,654	1,067,249

		1,067,249

Netherlands–3.93%
Aegon	353,799	1,946,110
†AerCap Holdings	17,259	668,959
Akzo Nobel	49,624	3,382,382
†Altice Class A-W/I	71,927	1,281,704
†Altice Class B-W/I	16,305	293,794
ArcelorMittal	318,318	1,439,801
ASML Holding	72,206	7,335,531
Boskalis Westminster	15,031	590,850
CNH Industrial	212,183	1,442,622
Gemalto	14,967	1,106,501
Heineken	46,220	4,189,091
Heineken Holding	19,553	1,525,861
ING Groep CVA	801,289	9,692,293
Koninklijke Ahold	175,979	3,958,873
Koninklijke DSM	37,293	2,051,130
Koninklijke KPN	649,552	2,722,198
Koninklijke Philips	199,449	5,681,769
Koninklijke Vopak	11,600	577,682
NN Group	46,589	1,524,407
†NXP Semiconductors	28,116	2,279,364
†OCI	15,255	298,743
Randstad Holding	26,560	1,472,144
RELX	205,235	3,583,624
Royal Dutch Shell Class B	815,999	19,923,647
†TNT Express	107,667	966,148
Unilever CVA	336,074	15,061,557
Wolters Kluwer	61,906	2,471,135

		97,467,920

New Zealand–0.17%
Auckland International Airport	168,953	750,897
Contact Energy	130,095	449,608
Fletcher Building	159,658	870,706

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Meridian Energy	274,764	$497,582
Mighty River Power	154,373	311,572
Ryman Healthcare	58,695	338,759
Spark New Zealand	417,153	1,052,427

		4,271,551

Norway–0.56%
DNB	197,618	2,336,873
Gjensidige Forsikring	48,511	827,208
Norsk Hydro	250,639	1,031,973
Orkla	155,897	1,412,073
Schibsted	14,689	429,414
†Schibsted Class B	17,312	479,314
Statoil	224,470	3,534,683
Telenor	151,396	2,449,868
Yara International	39,631	1,491,425

		13,992,831

Portugal–0.17%
†Banco Comercial Portugues Class R	7,797,172	316,745
EDP	511,697	1,820,145
Galp Energia	90,387	1,136,508
Jeronimo Martins	59,680	976,544

		4,249,942

Singapore–1.31%
Ascendas Real Estate Investment Trust	504,187	894,022
CapitaLand	485,000	1,104,685
CapitaLand Commercial Trust	294,000	320,644
CapitaLand Mall Trust	584,000	905,561
City Developments	63,000	381,875
ComfortDelGro	432,000	935,890
DBS Group Holdings	350,892	4,003,946
Genting Singapore	1,456,800	902,495
Global Logistic Properties	614,000	876,915
Golden Agri-Resources	1,199,480	364,868
Hutchison Port Holdings Trust	909,400	454,700
Jardine Cycle & Carriage	28,888	857,949
Keppel	327,815	1,417,933
†Noble Group	676,155	220,728
Oversea-Chinese Banking	611,288	4,009,189
Sembcorp Industries	151,000	338,331
Sembcorp Marine	131,000	160,367
Singapore Airlines	119,000	1,008,258
Singapore Exchange	175,000	1,032,199
Singapore Press Holdings	347,000	1,029,788
Singapore Technologies Engineering	374,000	896,257
Singapore Telecommunications	1,593,000	4,514,790
StarHub	118,000	293,282
Suntec Real Estate Investment Trust	451,000	560,467
United Overseas Bank	259,397	3,631,577
UOL Group	75,308	335,236

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	434,000	$1,081,901

		32,533,853

South Africa–0.05%
Mediclinic International	87,090	1,120,744

		1,120,744

Spain–3.06%
Abertis Infraestructuras	113,991	1,874,315
ACS Actividades de Construccion y Servicios	37,711	1,123,848
#†Aena 144A	12,851	1,658,997
Amadeus IT Holding	89,791	3,850,907
Banco Bilbao Vizcaya Argentaria	1,320,384	8,777,400
Banco de Sabadell	1,104,855	1,988,913
Banco Popular Espanol	328,316	854,402
Banco Santander	2,980,589	13,139,106
Bankia	835,065	788,683
Bankinter	120,397	850,768
CaixaBank	549,141	1,622,781
Distribuidora Internacional de Alimentacion	136,635	709,908
Enagas	48,186	1,448,357
Endesa	66,548	1,277,480
Ferrovial	91,999	1,976,989
Gas Natural SDG	78,307	1,583,405
Grifols	58,698	1,307,128
Iberdrola	1,142,601	7,620,271
Industria de Diseno Textil	226,881	7,632,734
Mapfre	219,475	474,257
Red Electrica	22,587	1,961,043
Repsol	224,239	2,531,203
Telefonica	933,282	10,462,643
Zardoya Otis	25,718	299,376

		75,814,914

Sweden–2.88%
Alfa Laval	67,712	1,108,481
Assa Abloy Class B	200,767	3,961,799
Atlas Copco Class A	134,990	3,397,094
Atlas Copco Class B	80,409	1,895,764
Boliden	53,928	862,901
Electrolux Class B	50,300	1,323,448
Getinge Class B	35,029	807,308
Hennes & Mauritz Class B	197,885	6,598,401
Hexagon Class B	53,370	2,077,408
Husqvarna Class B	76,246	557,411
ICA Gruppen	14,943	494,403
Industrivarden Class C	25,640	437,111
Investment Kinnevik Class B	43,919	1,245,902
Investor Class B	91,605	3,242,974
†Lundin Petroleum	36,176	612,718
Millicom International Cellular SDR	14,382	786,043

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Nordea Bank	633,117	$6,082,977
Sandvik	218,537	2,261,215
Securitas Class B	71,897	1,191,161
Skandinaviska Enskilda Banken Class A	304,923	2,912,793
Skanska Class B	83,266	1,900,556
SKF Class B	82,698	1,493,367
Svenska Cellulosa Class B	127,954	3,998,636
Svenska Handelsbanken Class A	298,875	3,803,010
Swedbank Class A	181,090	3,901,412
Swedish Match	43,944	1,491,820
Tele2 Class B	49,952	463,325
Telefonaktiebolaget LM Ericsson Class B	635,491	6,364,108
TeliaSonera	524,364	2,723,793
Volvo Class B	309,224	3,393,817

		71,391,156

Switzerland–9.23%
†ABB	456,470	8,896,311
†Actelion	20,748	3,100,710
Adecco	34,450	2,244,597
†Aryzta	18,855	781,025
Baloise Holding	10,554	1,341,271
†Barry Callebaut	344	373,855
Chocoladefabriken Lindt & Spruengli Class R	20	1,497,374
†Chocoladefabriken Lindt & Spruengli PC	184	1,140,492
Cie Financiere Richemont Class A	108,615	7,178,496
†Credit Suisse Group	375,453	5,314,248
†Dufry	9,378	1,153,780
EMS-Chemie Holding	1,816	941,476
Galenica	758	1,139,897
Geberit	7,683	2,870,888
Givaudan	1,859	3,646,273
†Glencore	2,565,566	5,796,181
†Julius Baer Group	48,601	2,087,485
Kuehne + Nagel International Class R	10,068	1,431,330
†LafargeHolcim	96,020	4,516,650
†Lonza Group	11,031	1,866,511
Nestle	654,091	48,875,709
Novartis	467,233	33,868,379
Pargesa Holding Bearer Shares	4,834	307,922
Partners Group Holding	3,596	1,445,431
Roche Holding	144,212	35,499,954
Schindler Holding	4,023	736,779
Schindler Holding PC	9,332	1,720,726
SGS	1,179	2,491,527
Sika Bearer Shares	416	1,646,608
Sonova Holding	11,219	1,432,784
Sulzer	4,424	439,386

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Swatch Group	6,269	$2,171,706
Swatch Group Bearer Shares	11,832	796,757
†Swiss Life Holding	7,018	1,866,260
†Swiss Prime Site	12,045	1,062,260
Swiss Re	73,366	6,783,046
Swisscom	5,236	2,845,208
Syngenta	19,311	8,033,280
UBS Group	755,567	12,171,736
†Zurich Insurance Group	31,311	7,271,329

		228,785,637

United Kingdom–17.80%
3i Group	181,648	1,190,711
Aberdeen Asset Management	174,782	696,359
Admiral Group	41,278	1,175,632
Aggreko	48,532	750,713
Anglo American	282,904	2,243,298
Antofagasta	80,124	540,177
ARM Holdings	282,138	4,108,938
Ashtead Group	104,586	1,297,829
Associated British Foods	71,565	3,442,277
AstraZeneca	260,683	14,611,193
#Auto Trader Group Class WI 144A	217,981	1,220,993
Aviva	846,092	5,542,526
Babcock International Group	60,538	825,568
BAE Systems	632,051	4,620,617
Barclays	3,488,788	7,516,158
Barratt Developments	203,483	1,638,075
Berkeley Group Holdings	25,361	1,172,148
BHP Billiton	442,945	4,980,015
BP	3,846,741	19,345,374
British American Tobacco	383,584	22,532,731
British Land	198,392	1,996,008
BT Group	1,750,116	11,072,426
Bunzl	69,898	2,030,910
Burberry Group	91,399	1,791,860
Capita	134,893	2,018,772
Capital Shopping Centres Group	220,696	992,131
Carnival	41,044	2,211,783
Centrica	998,132	3,264,232
Cobham	243,962	760,698
†Coca-Cola HBC	43,922	933,628
Compass Group	330,211	5,823,981
Croda International	25,935	1,132,002
Diageo	519,216	14,030,797
Direct Line Insurance Group	301,889	1,605,143
Dixons Carphone	189,776	1,161,948
easyJet	38,055	830,232
Experian	198,503	3,549,494
Fresnillo	54,113	740,281
G4S	301,072	824,182
GKN	380,119	1,576,692

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
GlaxoSmithKline	1,001,927	$20,318,929
Hammerson	145,910	1,212,323
Hargreaves Lansdown	51,064	985,699
HSBC Holdings	4,025,435	25,086,063
ICAP	121,426	828,042
IMI	52,372	716,464
Imperial Tobacco Group	198,398	11,007,585
Inmarsat	85,313	1,206,316
InterContinental Hotels Group	51,420	2,120,290
International Consolidated Airlines Group	102,223	812,636
International Consolidated Airlines Group	60,078	479,223
Intertek Group	30,680	1,395,512
Investec	120,039	883,581
ITV	773,230	2,678,650
Johnson Matthey	42,867	1,689,418
Kingfisher	471,892	2,553,103
Land Securities Group	159,451	2,521,417
Legal & General Group	1,185,398	4,004,346
Lloyds Banking Group	11,798,378	11,526,275
London Stock Exchange Group	64,411	2,608,790
Marks & Spencer Group	334,222	1,949,867
Meggitt	166,452	972,045
Melrose Industries	—	2
#Merlin Entertainments 144A	139,155	926,357
Mondi	75,922	1,456,814
National Grid	774,872	10,986,647
Next	29,177	2,262,895
Old Mutual	995,410	2,760,669
Pearson	165,705	2,082,446
Persimmon	66,635	1,995,439
Petrofac	57,908	765,999
Provident Financial	28,555	1,216,009
Prudential	532,527	9,950,593
Randgold Resources	20,427	1,868,848
Reckitt Benckiser Group	131,674	12,727,559
RELX	225,232	4,185,954
Rexam	149,267	1,359,199
Rio Tinto	249,812	7,016,187
†Rolls-Royce Holdings	367,709	3,601,792
†Royal Bank of Scotland Group	747,915	2,392,228
Royal Dutch Shell Class A	844,509	20,425,295
Royal Mail	174,858	1,207,229
RSA Insurance Group	189,977	1,297,969
SABMiller	200,815	12,275,178
Sage Group	234,621	2,119,569
Sainsbury (J.)	260,765	1,034,809
Schroders	23,299	897,817
Segro	160,839	947,814
Severn Trent	44,502	1,388,895
Shire	123,384	7,015,755

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Sky	207,708	$3,054,803
Smith & Nephew	180,017	2,968,147
Smiths Group	76,336	1,179,700
†Sports Direct International	60,476	328,413
SSE	211,875	4,540,238
St. James’s Place	117,222	1,546,388
Standard Chartered	650,697	4,416,280
Standard Life	399,719	2,044,357
Tate & Lyle	91,019	755,598
Taylor Wimpey	666,549	1,821,801
†Tesco	1,622,467	4,469,454
Travis Perkins	46,274	1,214,243
TUI Class DI	102,628	1,590,440
Unilever	265,357	12,014,776
United Utilities Group	141,571	1,876,748
Vodafone Group	5,471,569	17,383,093
Weir Group	41,744	664,299
Whitbread	36,806	2,093,360
William Hill	169,832	797,622
Wm Morrison Supermarkets	425,505	1,214,318
Wolseley	52,314	2,959,606
#†Worldpay Group 144A	214,879	849,014

		441,303,771

Total Common Stock (Cost $2,392,503,307)		2,422,544,887

ΔPREFERRED STOCK–0.49%
Germany–0.49%
Bayerische Motoren Werke 4.23%	12,748	1,019,188
FUCHS PETROLUB 1.97%	12,670	566,091
Henkel 1.46%	35,712	3,937,695
Porsche Automobil Holding 4.51%	31,297	1,612,906
Volkswagen 4.38%	38,916	4,952,999

Total Preferred Stock (Cost $13,756,785)		12,088,879

MONEY MARKET FUND–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	22,038,217	22,038,217

Total Money Market Fund (Cost $22,038,217)		22,038,217

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.10% (Cost $2,428,298,309)	$2,456,671,983
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	22,337,304

NET ASSETS APPLICABLE TO 305,966,754 SHARES OUTSTANDING–100.00%	$2,479,009,287

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $6,504,583, which represents 0.26% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,565,180 cash collateral held at broker for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $1,860,781, which represents 0.08% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
607	E-mini MSCI EAFE Index	$49,263,240	$49,333,925	6/20/16	$70,685

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,428,298,309

Aggregate unrealized appreciation	$419,743,252
Aggregate unrealized depreciation	(391,369,578)

Net unrealized appreciation	$28,373,674

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total

Common Stock
Australia	$173,424,269	$788,197	$174,212,466
Austria	4,495,165	—	4,495,165
Belgium	35,471,275	—	35,471,275
China	213,763	—	213,763
Denmark	47,789,332	—	47,789,332
Finland	24,086,747	—	24,086,747
France	243,170,967	—	243,170,967
Germany	211,583,275	—	211,583,275
Hong Kong	79,283,204	—	79,283,204
Ireland	18,198,780	—	18,198,780
Israel	17,030,975	—	17,030,975
Italy	50,273,481	—	50,273,481
Japan	543,663,305	1,072,584	544,735,889
Luxembourg	1,067,249	—	1,067,249
Netherlands	97,467,920	—	97,467,920
New Zealand	4,271,551	—	4,271,551
Norway	13,992,831	—	13,992,831
Portugal	4,249,942	—	4,249,942
Singapore	32,533,853	—	32,533,853
South Africa	1,120,744	—	1,120,744
Spain	75,814,914	—	75,814,914
Sweden	71,391,156	—	71,391,156
Switzerland	228,785,637	—	228,785,637
United Kingdom	441,303,771	—	441,303,771
Preferred Stock	12,088,879	—	12,088,879
Money Market Fund	22,038,217	—	22,038,217

Total	$2,454,811,202	$1,860,781	$2,456,671,983

Futures Contracts	$70,685	$—	$70,685

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Event

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA International Index Fund.

LVIP SSgA International Index Fund–13

LVIP SSgA International Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.92%
International Equity Fund–93.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	11,135,558	$90,220,293

Total Affiliated Investment Company (Cost $97,955,325)		90,220,293

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–3.61%
Money Market Fund–3.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	3,465,087	$3,465,087

Total Unaffiliated Investment Company (Cost $3,465,087)		3,465,087

TOTAL VALUE OF SECURITIES–97.53% (Cost $101,420,412)	93,685,380
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.47%	2,370,157

NET ASSETS APPLICABLE TO 11,519,261 SHARES OUTSTANDING–100.00%	$96,055,537

*  Standard Class shares.

« Includes $4,098,403 cash and $1,268,350 foreign currencies due to broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(70) British Pound Currency	$(6,251,665)	$(6,288,188)	6/14/16	$(36,522)
(75) Euro Currency	(10,528,106)	(10,698,750)	6/14/16	(170,644)
(317) Euro STOXX 50 Index	(10,755,022)	(10,572,536)	6/20/16	182,486
(72) FTSE 100 Index	(6,261,672)	(6,321,453)	6/20/16	(59,782)
(69) Japanese Yen Currency	(7,648,015)	(7,679,700)	6/14/16	(31,685)
(51) Nikkei 225 Index (OSE)	(7,479,456)	(7,594,829)	6/10/16	(115,373)

				$(231,520)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP SSgA International Managed Volatility Fund–1

LVIP SSgA International Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSgA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$101,420,412

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(7,735,032)

Net unrealized depreciation	$(7,735,032)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$93,685,380

Futures Contracts	$(231,520)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA International Managed Volatility Fund–2

LVIP SSgA International Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA International Index Fund	$78,322,388	$13,936,558	$467,783	$(117,370)	$90,220,293	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA International Managed Volatility Fund.

LVIP SSgA International Managed Volatility Fund–3

LVIP SSgA Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.92%
Equity Fund–93.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	13,623,175	$198,653,140

Total Affiliated Investment Company (Cost $190,756,351)		198,653,140

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.77%
Money Market Fund–5.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	12,201,141	$12,201,141

Total Unaffiliated Investment Company (Cost $12,201,141)		12,201,141

TOTAL VALUE OF SECURITIES–99.69% (Cost $202,957,492)	210,854,281
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	652,095

NET ASSETS APPLICABLE TO 19,298,627 SHARES OUTSTANDING–100.00%	$211,506,376

*  Standard Class shares.

« Includes $205,969 cash collateral held at broker for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(155)	E-mini S&P 500 Index	$(15,340,169)	$(15,899,125)	6/20/16	$(558,956)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Large Cap Managed Volatility Fund–1

LVIP SSgA Large Cap Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSgA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$202,957,492

Aggregate unrealized appreciation	$7,896,789
Aggregate unrealized depreciation	—

Net unrealized depreciation	$7,896,789

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$210,854,281

Futures Contracts	$(558,956)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Large Cap Managed Volatility Fund–2

LVIP SSgA Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund was as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA S&P 500 Index Fund	$174,435,535	$21,706,240	$900,329	$(112,363)	$198,653,140	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks. The Fund’s name also changed to LVIP SSGA Large Cap Managed Volatility Fund.

LVIP SSgA Large Cap Managed Volatility Fund–3

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.47%
Aerospace & Defense–1.84%
B/E Aerospace	81,192	$3,744,575
Curtiss-Wright	35,600	2,693,852
†Esterline Technologies	22,750	1,457,593
Huntington Ingalls Industries	37,113	5,082,254
†KLX	41,750	1,341,845
Orbital ATK	46,683	4,058,620
†Teledyne Technologies	27,692	2,440,773
Triumph Group	38,984	1,227,216

		22,046,728

Airlines–1.12%
Alaska Air Group	98,724	8,097,342
†JetBlue Airways	252,206	5,326,591

		13,423,933

Auto Components–0.43%
Dana Holding	115,960	1,633,876
Gentex	226,834	3,559,025

		5,192,901

Automobiles–0.19%
Thor Industries	35,659	2,273,974

		2,273,974

Banks–5.39%
Associated Banc-Corp	117,824	2,113,763
BancorpSouth	67,449	1,437,338
Bank of Hawaii	33,806	2,308,274
Bank of the Ozarks	65,000	2,728,050
Cathay General Bancorp	56,978	1,614,187
Commerce Bancshares	65,243	2,932,673
Cullen/Frost Bankers	42,787	2,357,992
East West Bancorp	114,294	3,712,269
First Horizon National	186,618	2,444,696
First Niagara Financial Group	276,351	2,675,078
FirstMerit	129,119	2,717,955
FNB.	167,100	2,173,971
Fulton Financial	137,470	1,839,349
Hancock Holding	60,916	1,398,631
International Bancshares	42,468	1,047,261
PacWest Bancorp	90,884	3,376,341
PrivateBancorp	63,200	2,439,520
Prosperity Bancshares	51,380	2,383,518
†Signature Bank	42,236	5,749,164
†SVB Financial Group	40,936	4,177,519
Synovus Financial	101,658	2,938,933
TCF Financial	132,833	1,628,533
Trustmark	53,485	1,231,760
Umpqua Holdings	171,562	2,720,973
Valley National Bancorp	178,914	1,706,840
Webster Financial	71,433	2,564,445

		64,419,033

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.12%
†Boston Beer Class A	7,636	$1,413,194

		1,413,194

Biotechnology–0.33%
†United Therapeutics	35,430	3,947,965

		3,947,965

Building Products–1.31%
A.O. Smith	59,227	4,519,612
Fortune Brands Home & Security	123,818	6,938,761
Lennox International	31,167	4,213,467

		15,671,840

Capital Markets–1.71%
Eaton Vance	91,486	3,066,611
Federated Investors Class B	74,354	2,145,113
Janus Capital Group	116,454	1,703,722
Raymond James Financial	101,531	4,833,891
SEI Investments	107,390	4,623,139
†Stifel Financial	54,525	1,613,940
Waddell & Reed Financial Class A	62,731	1,476,688
WisdomTree Investments	86,773	991,815

		20,454,919

Chemicals–3.21%
Albemarle	88,939	5,685,870
Ashland	49,707	5,465,782
Cabot	48,965	2,366,478
Minerals Technologies	27,346	1,554,620
NewMarket	7,810	3,094,791
Olin	129,137	2,243,110
PolyOne	67,459	2,040,635
RPM International	105,372	4,987,257
Scotts Miracle-Gro Class A	35,520	2,584,790
Sensient Technologies	35,509	2,253,401
Valspar	57,595	6,163,817

		38,440,551

Commercial Services & Supplies–1.89%
†Clean Harbors	41,221	2,033,844
†Copart	79,382	3,236,404
Deluxe	38,469	2,403,928
Herman Miller	47,250	1,459,553
HNI	35,148	1,376,747
MSA Safety	25,047	1,211,022
R.R. Donnelley & Sons	162,732	2,668,805
Rollins	73,640	1,997,117
Waste Connections	96,962	6,262,776

		22,650,196

Communications Equipment–0.90%
†Arris International	142,767	3,272,220
†Ciena	103,196	1,962,788
InterDigital	28,032	1,559,981

LVIP SSgA Mid-Cap Index Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†NetScout Systems	78,087	$1,793,658
Plantronics	25,478	998,483
†Polycom	107,826	1,202,260

		10,789,390

Construction & Engineering–0.58%
†AECOM	121,240	3,732,980
Granite Construction	31,647	1,512,727
KBR	113,018	1,749,519

		6,995,226

Construction Materials–0.23%
Eagle Materials	39,092	2,740,740

		2,740,740

Consumer Finance–0.18%
†SLM	332,629	2,115,520

		2,115,520

Containers & Packaging–1.55%
AptarGroup	49,924	3,914,541
Bemis	74,551	3,860,251
Greif Class A	18,973	621,366
Packaging Corp of America	75,355	4,551,442
Silgan Holdings	32,333	1,719,146
Sonoco Products	80,205	3,895,557

		18,562,303

Distributors–0.89%
†LKQ	240,217	7,670,129
Pool	33,200	2,912,968

		10,583,097

Diversified Consumer Services–0.61%
DeVry Education Group	42,346	731,315
Graham Holdings	3,373	1,619,040
Service Corp International	152,722	3,769,179
Sotheby’s	45,666	1,220,652

		7,340,186

Diversified Financial Services–1.51%
CBOE Holdings	64,037	4,183,537
FactSet Research Systems	32,682	4,952,303
MarketAxess Holdings	29,800	3,719,934
MSCI	70,516	5,223,825

		18,079,599

Electric Utilities–2.04%
Cleco	47,160	2,603,704
Great Plains Energy	122,405	3,947,561
Hawaiian Electric Industries	83,718	2,712,463
IDACORP	39,177	2,922,212
OGE Energy	158,467	4,536,910
PNM Resources	62,217	2,097,957

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	112,302	$5,571,302

		24,392,109

Electrical Equipment–1.19%
Acuity Brands	34,670	7,562,914
Hubbell	42,304	4,481,263
Regal Beloit	34,886	2,200,958

		14,245,135

Electronic Equipment, Instruments & Components–3.93%
†Arrow Electronics	72,653	4,679,580
Avnet	104,093	4,611,320
Belden	32,992	2,025,049
Cognex	66,436	2,587,682
FEI	31,888	2,838,351
Ingram Micro	117,781	4,229,516
†IPG Photonics	28,426	2,731,170
Jabil Circuit	151,576	2,920,869
†Keysight Technologies	136,041	3,773,777
†Knowles	71,642	944,242
National Instruments	78,457	2,362,340
SYNNEX	22,600	2,092,534
†Tech Data	27,731	2,128,909
†Trimble Navigation	198,986	4,934,853
Vishay Intertechnology	106,850	1,304,639
†Zebra Technologies	40,594	2,800,986

		46,965,817

Energy Equipment & Services–1.41%
†Dril-Quip	30,160	1,826,490
Ensco Class A	183,400	1,901,858
Nabors Industries	224,898	2,069,062
Noble	189,368	1,959,959
Oceaneering International	76,313	2,536,644
†Oil States International	40,996	1,292,194
Patterson-UTI Energy	115,200	2,029,824
Rowan	98,426	1,584,659
Superior Energy Services	120,096	1,608,085

		16,808,775

Food & Staples Retailing–0.80%
Casey’s General Stores	30,998	3,512,693
†Sprouts Farmers Market	112,500	3,267,000
†SUPERVALU	210,813	1,214,283
†United Natural Foods	39,376	1,586,853

		9,580,829

Food Products–2.54%
Dean Foods	69,674	1,206,754
Flowers Foods	145,308	2,682,386
†Hain Celestial Group	81,960	3,352,984
Ingredion	56,432	6,026,373
Lancaster Colony	15,242	1,685,308

LVIP SSgA Mid-Cap Index Fund–2

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Post Holdings	50,417	$3,467,177
Snyders-Lance	62,100	1,954,908
Tootsie Roll Industries	13,025	455,107
†TreeHouse Foods	44,359	3,848,143
†WhiteWave Foods	139,808	5,681,797

		30,360,937

Gas Utilities–2.18%
Atmos Energy	80,093	5,947,706
National Fuel Gas	67,336	3,370,167
New Jersey Resources	68,500	2,495,455
ONE Gas	40,636	2,482,860
Questar	139,046	3,448,341
UGI	136,274	5,490,479
WGL Holdings	38,820	2,809,403

		26,044,411

Health Care Equipment & Supplies–3.68%
†ABIOMED	30,400	2,882,224
†Align Technology	57,564	4,184,327
Cooper	38,379	5,909,215
†Halyard Health	37,663	1,082,058
Hill-Rom Holdings	44,238	2,225,171
†IDEXX Laboratories	70,609	5,530,097
†LivaNova	33,200	1,792,136
ResMed	109,958	6,357,772
STERIS	68,101	4,838,576
Teleflex	32,965	5,175,835
West Pharmaceutical Services	57,427	3,980,840

		43,958,251

Health Care Providers & Services–1.92%
†Amsurg	42,000	3,133,200
†Centene	1	43
†Community Health Systems	92,357	1,709,528
†LifePoint Health	33,917	2,348,752
†MEDNAX	74,363	4,805,337
†Molina Healthcare	32,118	2,071,290
Owens & Minor	49,219	1,989,432
†VCA	64,169	3,701,910
†WellCare Health Plans	34,421	3,192,548

		22,952,040

Health Care Technology–0.16%
†Allscripts Healthcare Solutions	147,648	1,950,430

		1,950,430

Hotels, Restaurants & Leisure–2.17%
Brinker International	46,643	2,143,246
†Buffalo Wild Wings	14,826	2,196,027
Cheesecake Factory	35,387	1,878,696
Cracker Barrel Old Country Store	18,691	2,853,555
Domino’s Pizza	39,455	5,202,536

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Dunkin’ Brands Group	72,061	$3,399,117
International Speedway Class A	21,338	787,586
Jack in the Box	27,902	1,782,101
†Panera Bread Class A	18,531	3,795,705
Wendy’s	173,301	1,887,248

		25,925,817

Household Durables–2.40%
CalAtlantic Group	59,900	2,001,858
†Jarden	163,526	9,639,858
KB Home	67,222	959,930
MDC Holdings	31,858	798,361
†NVR	2,852	4,940,805
†Tempur Sealy International	49,661	3,018,892
†Toll Brothers	126,033	3,719,234
†TRI Pointe Homes	117,017	1,378,460
Tupperware Brands	39,505	2,290,500

		28,747,898

Household Products–0.17%
Energizer Holdings	48,821	1,977,739

		1,977,739

Independent Power & Renewable Electricity Producers–0.04%
†Talen Energy	47,462	427,158

		427,158

Industrial Conglomerates–0.42%
Carlisle	50,441	5,018,879

		5,018,879

Insurance–5.26%
†Alleghany	12,260	6,083,412
American Financial Group	55,627	3,914,472
Arthur J. Gallagher	139,016	6,183,432
Aspen Insurance Holdings	47,499	2,265,702
Brown & Brown	91,082	3,260,736
CNO Financial Group	144,921	2,596,984
Endurance Specialty Holdings	48,923	3,196,629
Everest Re Group	33,808	6,674,713
First American Financial	86,741	3,305,699
†Genworth Financial	396,900	1,083,537
Hanover Insurance Group	33,651	3,035,993
Kemper	38,156	1,128,273
Mercury General	28,678	1,591,629
Old Republic International	193,623	3,539,428
Primerica	37,843	1,685,149
Reinsurance Group of America	51,080	4,916,450
RenaissanceRe Holdings	34,205	4,098,785
W.R. Berkley	76,646	4,307,505

		62,868,528

LVIP SSgA Mid-Cap Index Fund–3

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–0.11%
HSN	25,622	$1,340,287

		1,340,287

Internet Software & Services–0.44%
†comScore	37,000	1,111,480
j2 Global	35,900	2,210,722
†Rackspace Hosting	89,730	1,937,271

		5,259,473

IT Services–4.07%
†Acxiom	61,524	1,319,075
Broadridge Financial Solutions	94,217	5,588,010
Computer Sciences	107,900	3,710,681
Convergys	76,478	2,123,794
†CoreLogic	69,013	2,394,751
DST Systems	25,366	2,860,524
†Gartner	65,207	5,826,245
Global Payments	102,446	6,689,724
Jack Henry & Associates	61,984	5,241,987
Leidos Holdings	50,042	2,518,113
MAXIMUS	50,955	2,682,271
†NeuStar Class A	40,884	1,005,746
Science Applications International	31,130	1,660,474
†VeriFone Systems	89,995	2,541,459
†WEX	30,139	2,512,387

		48,675,241

Leisure Products–0.89%
Brunswick	70,850	3,399,383
Polaris Industries	47,348	4,662,831
†Vista Outdoor	48,772	2,531,754

		10,593,968

Life Sciences Tools & Services–1.48%
†Bio-Rad Laboratories Class A	16,274	2,224,981
Bio-Techne	28,934	2,734,842
†Charles River Laboratories
International	36,271	2,754,420
†Mettler-Toledo International	21,252	7,326,839
†PAREXEL International	42,337	2,655,800

		17,696,882

Machinery–4.42%
AGCO	57,267	2,846,170
CLARCOR	39,039	2,256,064
Crane	39,174	2,109,912
Donaldson	95,963	3,062,179
Graco	43,528	3,654,611
IDEX	59,454	4,927,547
ITT	69,766	2,573,668
Joy Global	77,900	1,251,853
Kennametal	62,838	1,413,227
Lincoln Electric Holdings	51,314	3,005,461

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Nordson	41,775	$3,176,571
Oshkosh	57,751	2,360,283
Terex	85,107	2,117,462
Timken	56,487	1,891,750
Toro	42,600	3,668,712
Trinity Industries	119,011	2,179,091
Valmont Industries	18,094	2,240,761
Wabtec	72,841	5,775,563
Woodward	44,528	2,316,347

		52,827,232

Marine–0.21%
†Kirby	42,296	2,550,026

		2,550,026

Media–1.45%
†AMC Networks Class A	47,366	3,075,948
Cable One	3,473	1,518,152
Cinemark Holdings	82,291	2,948,486
†DreamWorks Animation SKG Class A	57,277	1,429,061
John Wiley & Sons Class A	38,453	1,879,967
†Live Nation Entertainment	113,549	2,533,278
Meredith	30,298	1,439,155
New York Times Class A	97,859	1,219,323
Time	86,572	1,336,672

		17,380,042

Metals & Mining–1.69%
Allegheny Technologies	86,245	1,405,793
Carpenter Technology	38,719	1,325,351
Commercial Metals	91,355	1,550,294
Compass Minerals International	26,359	1,867,799
Reliance Steel & Aluminum	57,054	3,947,566
Royal Gold	50,938	2,612,610
Steel Dynamics	192,950	4,343,305
United States Steel	115,571	1,854,914
Worthington Industries	36,617	1,305,030

		20,212,662

Multiline Retail–0.37%
Big Lots	39,624	1,794,571
†J. C. Penney	238,831	2,641,471

		4,436,042

Multi-Utilities–1.28%
Alliant Energy	89,823	6,672,052
Black Hills	39,897	2,399,007
MDU Resources Group	152,121	2,960,275
Vectren	64,414	3,256,772

		15,288,106

Oil, Gas & Consumable Fuels–1.82%
CONSOL Energy	177,300	2,001,717
Denbury Resources	263,329	584,590

LVIP SSgA Mid-Cap Index Fund–4

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Energen	76,577	$2,801,952
†Gulfport Energy	97,956	2,776,073
HollyFrontier	139,924	4,942,116
QEP Resources	147,912	2,087,038
SM Energy	54,516	1,021,630
Western Refining	52,193	1,518,294
World Fuel Services	55,303	2,686,620
†WPX Energy	186,836	1,305,984

		21,726,014

Paper & Forest Products–0.33%
Domtar	49,666	2,011,473
†Louisiana-Pacific	111,787	1,913,793

		3,925,266

Personal Products–0.45%
Avon Products	343,069	1,650,162
Edgewell Personal Care	46,621	3,754,389

		5,404,551

Pharmaceuticals–0.30%
†Akorn	63,104	1,484,837
†Catalent	77,001	2,053,617

		3,538,454

Professional Services–0.63%
CEB	26,107	1,689,906
†FTI Consulting	33,116	1,175,949
ManpowerGroup	57,161	4,654,049

		7,519,904

Real Estate Investment Trusts–9.56%
Alexandria Real Estate Equities	57,695	5,243,898
American Campus Communities	102,433	4,823,570
Camden Property Trust	68,926	5,795,987
Care Capital Properties	65,882	1,768,273
Communications Sales & Leasing	94,207	2,096,106
Corporate Office Properties Trust	74,007	1,941,944
Corrections of America	91,311	2,926,518
Douglas Emmett	111,244	3,349,557
Duke Realty	274,087	6,177,921
EPR Properties	50,300	3,350,986
Equity One	70,468	2,019,613
First Industrial Realty Trust	86,300	1,962,462
Healthcare Realty Trust	81,400	2,514,446
Highwoods Properties	76,349	3,650,246
Hospitality Properties Trust	118,032	3,134,930
Kilroy Realty	73,118	4,523,811
Lamar Advertising	65,144	4,006,356
LaSalle Hotel Properties	88,213	2,232,671
Liberty Property Trust	114,871	3,843,584
Mack-Cali Realty	71,065	1,670,027
Mid-America Apartment Communities	59,737	6,105,719

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
National Retail Properties	111,853	$5,167,609
Omega Healthcare Investors	131,336	4,636,157
Post Properties	42,200	2,521,028
Potlatch	32,836	1,034,334
Rayonier	96,667	2,385,742
Regency Centers	77,350	5,789,647
Senior Housing Properties Trust	184,835	3,306,698
Sovran Self Storage	30,989	3,655,152
Tanger Factory Outlet Centers	73,866	2,687,984
Taubman Centers	47,840	3,407,643
Urban Edge Properties	72,165	1,864,744
Weingarten Realty Investors	90,673	3,402,051
WP Glimcher	146,347	1,388,833

		114,386,247

Real Estate Management & Development–0.46%
Alexander & Baldwin	36,248	1,329,577
Jones Lang LaSalle	35,824	4,202,872

		5,532,449

Road & Rail–0.81%
†Genesee & Wyoming	44,394	2,783,504
Landstar System	33,893	2,189,827
†Old Dominion Freight Line	53,930	3,754,607
Werner Enterprises	36,108	980,693

		9,708,631

Semiconductors & Semiconductor Equipment–2.06%
†Advanced Micro Devices	507,366	1,445,993
Atmel	327,295	2,657,635
†Cree	80,373	2,338,854
†Cypress Semiconductor	262,085	2,269,656
†Fairchild Semiconductor International	88,575	1,771,500
†Integrated Device Technology	104,947	2,145,117
Intersil Class A	104,144	1,392,405
†Microsemi	89,300	3,421,083
†Silicon Laboratories	31,030	1,395,109
†SunEdison	232,458	125,574
†Synaptics	28,297	2,256,403
Teradyne	159,919	3,452,651

		24,671,980

Software–4.07%
†ACI Worldwide	93,008	1,933,636
†ANSYS	69,888	6,252,180
†Cadence Design Systems	242,012	5,706,643
CDK Global	123,679	5,757,257
†CommVault Systems	33,695	1,454,613
Fair Isaac	25,029	2,655,327
†Fortinet	113,974	3,491,024
†Manhattan Associates	56,882	3,234,879
Mentor Graphics	78,368	1,593,221
†PTC	89,211	2,958,237

LVIP SSgA Mid-Cap Index Fund–5

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Synopsys	121,018	$5,862,112
†Tyler Technologies	25,964	3,339,230
†Ultimate Software Group	22,904	4,431,924

		48,670,283

Specialty Retail–2.65%
Aaron’s	51,194	1,284,969
Abercrombie & Fitch	53,770	1,695,906
American Eagle Outfitters	129,570	2,159,932
†Ascena Retail Group	136,433	1,508,949
†Cabela’s	38,715	1,885,033
Chico’s FAS	105,955	1,406,023
CST Brands	59,288	2,270,137
Dick’s Sporting Goods	70,923	3,315,650
Foot Locker	107,668	6,944,586
Guess	51,457	965,848
†Murphy USA	31,317	1,924,430
†Office Depot	385,587	2,737,668
Williams-Sonoma	64,934	3,554,487

		31,653,618

Technology Hardware, Storage & Peripherals–0.61%
†3D Systems	84,599	1,308,746
Diebold	50,983	1,473,918
Lexmark International Class A	48,463	1,620,118
†NCR	96,460	2,887,048

		7,289,830

Textiles, Apparel & Luxury Goods–1.08%
Carter’s	40,395	4,256,825
†Deckers Outdoor	25,387	1,520,935
†Fossil Group	32,600	1,448,092
†Kate Spade	99,862	2,548,478
†Skechers U.S.A. Class A	103,853	3,162,324

		12,936,654

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.65%
New York Community Bancorp	381,858	$6,071,542
Washington Federal	72,925	1,651,751

		7,723,293

Trading Companies & Distributors–0.72%
GATX	33,216	1,577,760
MSC Industrial Direct	37,656	2,873,529
†NOW	84,642	1,499,856
Watsco	20,075	2,704,905

		8,656,050

Water Utilities–0.37%
Aqua America	140,450	4,469,119

		4,469,119

Wireless Telecommunication Services–0.19%
Telephone & Data Systems	74,198	2,232,618

		2,232,618

Total Common Stock (Cost $1,183,819,462)		1,165,670,970

MONEY MARKET FUND–2.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	29,756,180	29,756,180

Total Money Market Fund (Cost $29,756,180)		29,756,180

TOTAL VALUE OF SECURITIES–99.96% (Cost $1,213,575,642)	1,195,427,150
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	491,548

NET ASSETS APPLICABLE TO 119,145,055 SHARES OUTSTANDING–100.00%	$1,195,918,698

†	Non-income producing for the period.

«	Includes $351,017 cash collateral held at broker for futures contracts as of March 31, 2016.

The following futures contract was outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(216)	E-mini S&P MidCap 400 Index	$30,025,097	$31,129,920	6/20/16	$1,104,823

LVIP SSgA Mid-Cap Index Fund–6

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

LVIP SSgA Mid-Cap Index Fund–7

LVIP SSgA Mid-Cap Index Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA Mid-Cap Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,213,575,642

Aggregate unrealized appreciation	$89,912,725
Aggregate unrealized depreciation	(108,061,217)

Net unrealized depreciation	$(18,148,492)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$1,165,670,970
Money Market Fund	29,756,180

Total	$1,195,427,150

Futures Contracts	$1,104,823

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Mid-Cap Index Fund–8

LVIP SSgA Mid-Cap Index Fund

Notes (continued)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA Mid-Cap Index Fund.

LVIP SSgA Mid-Cap Index Fund–9

LVIP SSgA S&P 500 Index Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.53%
Aerospace & Defense–2.41%
Boeing	223,889	$28,420,470
General Dynamics	106,380	13,975,141
Honeywell International	274,072	30,709,768
L-3 Communications Holdings	28,676	3,398,106
Lockheed Martin	94,403	20,910,265
Northrop Grumman	65,733	13,008,561
Raytheon	107,501	13,182,848
Rockwell Collins	47,305	4,361,994
Textron	97,822	3,566,590
United Technologies	276,359	27,663,536

		159,197,279

Air Freight & Logistics–0.73%
CH Robinson Worldwide	51,527	3,824,849
Expeditors International of Washington	67,776	3,308,147
FedEx	92,103	14,987,000
United Parcel Service Class B	249,524	26,317,296

		48,437,292

Airlines–0.63%
American Airlines Group	224,800	9,219,048
Delta Air Lines	282,000	13,727,760
Southwest Airlines	232,481	10,415,149
†United Continental Holdings	135,400	8,105,044

		41,467,001

Auto Components–0.35%
BorgWarner	79,998	3,071,923
Delphi Automotive	101,424	7,608,828
Goodyear Tire & Rubber	96,337	3,177,194
Johnson Controls	233,837	9,112,628

		22,970,573

Automobiles–0.58%
Ford Motor	1,377,802	18,600,327
General Motors	505,306	15,881,768
Harley-Davidson	68,393	3,510,613

		37,992,708

Banks–5.12%
Bank of America	3,696,501	49,976,694
BB&T	274,926	9,146,788
Citigroup	1,055,062	44,048,839
Citizens Financial Group	187,100	3,919,745
Comerica	63,052	2,387,779
Fifth Third Bancorp	286,512	4,781,885
Huntington Bancshares	285,820	2,726,723
JPMorgan Chase	1,313,760	77,800,867
KeyCorp	307,095	3,390,329
M&T Bank	57,085	6,336,435
People’s United Financial	108,817	1,733,455
PNC Financial Services Group	180,046	15,226,490

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Regions Financial	472,614	$3,710,020
SunTrust Banks	184,764	6,666,285
U.S. Bancorp	580,256	23,552,591
Wells Fargo	1,658,682	80,213,862
Zions Bancorporation	71,242	1,724,769

		337,343,556

Beverages–2.34%
Brown-Forman Class B	37,670	3,709,365
Coca-Cola	1,397,497	64,829,886
Coca-Cola Enterprises	75,132	3,812,198
Constellation Brands Class A	60,735	9,176,451
Dr Pepper Snapple Group	68,258	6,103,630
Molson Coors Brewing Class B	64,517	6,205,245
†Monster Beverage	54,268	7,238,266
PepsiCo	520,375	53,328,030

		154,403,071

Biotechnology–3.10%
AbbVie	580,210	33,141,595
†Alexion Pharmaceuticals	79,305	11,040,842
Amgen	268,257	40,219,772
Baxalta	243,935	9,854,974
†Biogen	78,849	20,525,972
†Celgene	281,240	28,149,312
Gilead Sciences	486,849	44,721,949
†Regeneron Pharmaceuticals	27,062	9,754,227
†Vertex Pharmaceuticals	87,300	6,939,477

		204,348,120

Building Products–0.09%
Allegion	33,625	2,142,249
Masco	122,721	3,859,575

		6,001,824

Capital Markets–1.82%
†Affiliated Managers Group	19,500	3,166,800
Ameriprise Financial	63,582	5,977,344
Bank of New York Mellon	391,203	14,408,006
BlackRock	44,891	15,288,528
Charles Schwab	424,525	11,895,191
†E*TRADE Financial	101,343	2,481,890
Franklin Resources	137,656	5,375,467
Goldman Sachs Group	141,086	22,147,680
Invesco	151,239	4,653,624
Legg Mason	36,847	1,277,854
Morgan Stanley	538,720	13,473,387
Northern Trust	77,684	5,062,666
State Street	143,090	8,373,627
T. Rowe Price Group	91,435	6,716,815

		120,298,879

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.02%
Air Products & Chemicals	68,999	$9,939,306
Airgas	23,551	3,335,764
CF Industries Holdings	80,590	2,525,691
Dow Chemical	398,457	20,265,523
E.I. duPont deNemours	310,560	19,664,659
Eastman Chemical	52,227	3,772,356
Ecolab	94,159	10,500,612
FMC	46,801	1,889,356
International Flavors & Fragrances	28,420	3,233,343
LyondellBasell Industries Class A	123,860	10,599,939
Monsanto	154,152	13,525,296
Mosaic	123,247	3,327,669
PPG Industries	96,256	10,731,581
Praxair	102,284	11,706,404
Sherwin-Williams	28,016	7,975,315

		132,992,814

Commercial Services & Supplies–0.47%
ADT	61,257	2,527,464
Cintas	31,808	2,856,676
Iron Mountain	65,400	2,217,714
Pitney Bowes	70,554	1,519,733
Republic Services	85,837	4,090,133
†Stericycle	29,701	3,747,969
Tyco International	146,863	5,391,341
Waste Management	150,071	8,854,189

		31,205,219

Communications Equipment–1.40%
Cisco Systems	1,801,224	51,280,847
†F5 Networks	25,896	2,741,092
Harris	43,458	3,383,640
Juniper Networks	127,104	3,242,423
Motorola Solutions	57,102	4,322,621
QUALCOMM	532,624	27,238,391

		92,209,014

Construction & Engineering–0.09%
Fluor	51,837	2,783,647
†Jacobs Engineering Group	45,834	1,996,071
†Quanta Services	58,087	1,310,443

		6,090,161

Construction Materials–0.13%
Martin Marietta Materials	24,500	3,907,995
Vulcan Materials	46,963	4,957,884

		8,865,879

Consumer Finance–0.75%
American Express	300,950	18,478,330
Capital One Financial	190,130	13,177,910
Discover Financial Services	155,311	7,908,436
Navient	133,464	1,597,564

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†Synchrony Financial	297,368	$8,522,567

		49,684,807

Containers & Packaging–0.30%
Avery Dennison	31,943	2,303,410
Ball	48,478	3,455,997
International Paper	148,701	6,102,689
†Owens-Illinois	57,882	923,797
Sealed Air	74,097	3,557,397
WestRock	92,018	3,591,463

		19,934,753

Distributors–0.08%
Genuine Parts	53,641	5,329,770

		5,329,770

Diversified Consumer Services–0.03%
H&R Block	84,114	2,222,292

		2,222,292

Diversified Financial Services–2.07%
†Berkshire Hathaway Class B	668,369	94,828,194
CME Group	119,753	11,502,276
Intercontinental Exchange	42,126	9,905,508
Leucadia National	111,225	1,798,508
McGraw-Hill Financial	97,179	9,618,777
Moody’s	62,142	6,000,432
Nasdaq	41,177	2,733,329

		136,387,024

Diversified Telecommunication Services–2.71%
AT&T	2,195,235	85,987,355
CenturyLink	200,303	6,401,684
Frontier Communications	416,649	2,329,068
†Level 3 Communications	104,700	5,533,395
Verizon Communications	1,452,158	78,532,705

		178,784,207

Electric Utilities–1.88%
American Electric Power	171,978	11,419,339
Duke Energy	247,148	19,939,901
Edison International	114,304	8,217,315
Entergy	63,372	5,024,132
Eversource Energy	111,174	6,485,891
Exelon	327,956	11,760,502
FirstEnergy	147,706	5,312,985
NextEra Energy	163,158	19,308,118
Pinnacle West Capital	39,983	3,001,524
PPL	240,298	9,148,145
Southern	326,826	16,906,709
Xcel Energy	177,477	7,422,088

		123,946,649

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.50%
AMETEK	86,300	$4,313,274
Eaton	166,017	10,386,024
Emerson Electric	233,230	12,683,047
Rockwell Automation	48,290	5,492,987

		32,875,332

Electronic Equipment, Instruments & Components–0.37%
Amphenol Class A	109,832	6,350,486
Corning	398,560	8,325,918
FLIR Systems	49,450	1,629,377
TE Connectivity	132,411	8,198,889

		24,504,670

Energy Equipment & Services–1.00%
Baker Hughes	156,297	6,850,498
†Cameron International	69,300	4,646,565
Diamond Offshore Drilling	23,552	511,785
†FMC Technologies	82,116	2,246,694
Halliburton	304,837	10,888,778
Helmerich & Payne	38,008	2,231,830
National Oilwell Varco	135,690	4,219,959
Schlumberger	448,455	33,073,556
Transocean	119,500	1,092,230

		65,761,895

Food & Staples Retailing–2.37%
Costco Wholesale	156,848	24,716,108
CVS Health	395,921	41,068,885
Kroger	343,646	13,144,459
Sysco	187,218	8,748,697
Walgreens Boots Alliance	312,162	26,296,527
Wal-Mart Stores	561,095	38,429,397
Whole Foods Market	126,300	3,929,193

		156,333,266

Food Products–1.67%
Archer-Daniels-Midland	215,923	7,840,164
Campbell Soup	62,850	4,009,201
ConAgra Foods	153,952	6,869,338
General Mills	209,912	13,297,925
Hershey	51,930	4,782,234
Hormel Foods	94,272	4,076,321
JM Smucker	42,547	5,524,302
Kellogg	89,577	6,857,119
Kraft Heinz	208,324	16,365,933
McCormick & Co.	41,319	4,110,414
Mead Johnson Nutrition	72,959	6,199,326
Mondelez International	569,708	22,856,685
Tyson Foods Class A	108,550	7,235,943

		110,024,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.04%
AGL Resources	41,983	$2,734,773

		2,734,773

Health Care Equipment & Supplies–2.17%
Abbott Laboratories	526,903	22,040,352
Baxter International	194,635	7,995,606
Becton Dickinson	75,001	11,386,652
†Boston Scientific	479,187	9,013,507
C.R. Bard	26,337	5,337,720
DENTSPLY SIRONA	86,375	5,323,291
†Edwards Lifesciences	76,616	6,758,297
†Hologic	88,400	3,049,800
†Intuitive Surgical	13,223	7,947,684
Medtronic	500,096	37,507,200
St. Jude Medical	100,342	5,518,810
Stryker	112,412	12,060,683
†Varian Medical Systems	35,132	2,811,263
Zimmer Biomet Holdings	61,290	6,535,353

		143,286,218

Health Care Providers & Services–2.63%
Aetna	122,244	13,734,113
AmerisourceBergen	73,278	6,342,211
Anthem	93,288	12,966,099
Cardinal Health	115,461	9,462,029
†Centene	60,800	3,743,456
Cigna	90,256	12,386,733
†DaVita HealthCare Partners	60,328	4,426,869
†Express Scripts Holding	238,932	16,412,239
†HCA Holdings	113,400	8,850,870
†Henry Schein	29,500	5,092,585
Humana	52,332	9,574,139
†Laboratory Corp of America Holdings	34,947	4,093,342
McKesson	81,487	12,813,831
Patterson	30,024	1,397,017
@Quest Diagnostics	50,611	3,616,156
†Tenet Healthcare	34,468	997,159
UnitedHealth Group	338,346	43,612,799
Universal Health Services Class B	32,000	3,991,040

		173,512,687

Health Care Technology–0.09%
†Cerner	109,929	5,821,840

		5,821,840

Hotels, Restaurants & Leisure–1.85%
Carnival	162,391	8,569,373
†Chipotle Mexican Grill	10,922	5,143,934
Darden Restaurants	40,630	2,693,769
Marriott International Class A	71,083	5,059,688
McDonald’s	325,418	40,898,534
Royal Caribbean Cruises	61,200	5,027,580
Starbucks	527,106	31,468,228

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide	60,805	$5,072,961
Wyndham Worldwide	42,173	3,223,282
Wynn Resorts	28,350	2,648,741
Yum Brands	146,424	11,984,804

		121,790,894

Household Durables–0.43%
DR Horton	116,474	3,521,009
Garmin	42,324	1,691,267
Harman International Industries	24,006	2,137,494
Leggett & Platt	48,336	2,339,462
Lennar	62,643	3,029,415
†Mohawk Industries	21,700	4,142,530
Newell Rubbermaid	95,104	4,212,156
PulteGroup	117,141	2,191,708
Whirlpool	27,308	4,924,725

		28,189,766

Household Products–1.94%
Church & Dwight	46,500	4,286,370
Clorox	45,885	5,784,263
Colgate-Palmolive	318,252	22,484,504
Kimberly-Clark	127,731	17,181,097
Procter & Gamble	950,068	78,200,097

		127,936,331

Independent Power & Renewable Electricity Producers–0.07%
AES	248,815	2,936,017
NRG Energy	118,655	1,543,702

		4,479,719

Industrial Conglomerates–2.57%
3M	218,971	36,487,138
Danaher	210,201	19,939,667
General Electric	3,356,483	106,702,595
Roper Technologies	35,164	6,426,924

		169,556,324

Insurance–2.57%
Aflac	153,511	9,692,685
Allstate	142,772	9,618,550
American International Group	409,444	22,130,448
Aon	100,096	10,455,027
Assurant	23,816	1,837,404
Chubb	162,246	19,331,611
Cincinnati Financial	52,875	3,455,910
Hartford Financial Services Group	147,989	6,819,333
ÞLincoln National	91,136	3,572,531
Loews	105,008	4,017,606
Marsh & McLennan	188,469	11,457,030
MetLife	394,915	17,352,565
Principal Financial Group	95,833	3,780,612
Progressive	207,718	7,299,211

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	158,125	$11,419,787
Torchmark	41,479	2,246,503
Travelers	109,106	12,733,761
Unum Group	89,211	2,758,404
Willis Towers Watson	48,773	5,787,404
XL Group	109,742	4,038,506

		169,804,888

Internet & Catalog Retail–1.93%
†Amazon.com	138,258	82,075,479
Expedia	41,749	4,501,377
†Netflix	150,600	15,395,838
†Priceline Group	17,775	22,911,264
†TripAdvisor	39,134	2,602,411

		127,486,369

Internet Software & Services–4.25%
†Akamai Technologies	62,403	3,467,735
†Alphabet Class A Class A	104,820	79,967,178
†Alphabet Class C Class C	105,998	78,963,210
†eBay	399,744	9,537,892
†Facebook Class A	822,000	93,790,200
†VeriSign	35,587	3,150,873
†Yahoo	309,223	11,382,499

		280,259,587

IT Services–3.67%
Accenture Class A	220,667	25,464,972
†Alliance Data Systems	21,900	4,818,000
Automatic Data Processing	163,268	14,646,772
†Cognizant Technology Solutions Class A	213,616	13,393,723
CSRA	49,285	1,325,767
Fidelity National Information Services	100,489	6,361,959
†Fiserv	83,712	8,587,177
International Business Machines	319,063	48,322,091
MasterCard Class A	349,820	33,057,990
Paychex	114,576	6,188,250
†PayPal Holdings	400,044	15,441,698
†Teradata	47,428	1,244,511
Total System Services	58,068	2,762,875
Visa Class A	690,728	52,826,877
Western Union	183,387	3,537,535
Xerox	339,485	3,788,653

		241,768,850

Leisure Products–0.11%
Hasbro	39,684	3,178,688
Mattel	118,368	3,979,532

		7,158,220

Life Sciences Tools & Services–0.59%
Agilent Technologies	117,037	4,663,924

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina	51,400	$8,332,454
PerkinElmer	39,675	1,962,325
Thermo Fisher Scientific	140,853	19,943,376
†Waters	29,216	3,854,175

		38,756,254

Machinery–1.25%
Caterpillar	211,281	16,171,448
Cummins	59,629	6,555,612
Deere & Co.	110,500	8,507,395
Dover	55,851	3,592,895
Flowserve	47,884	2,126,528
Illinois Tool Works	117,519	12,038,646
Ingersoll-Rand	93,175	5,777,782
PACCAR	127,655	6,981,452
Parker-Hannifin	47,582	5,285,409
Pentair	65,594	3,559,130
Snap-on	20,375	3,198,671
Stanley Black & Decker	54,640	5,748,674
Xylem	63,873	2,612,406

		82,156,048

Media–3.05%
Cablevision Systems Class A	76,841	2,535,753
CBS Class B	155,803	8,583,187
Comcast Class A	872,372	53,284,482
†Discovery Communications Class A	52,143	1,492,854
†Discovery Communications Class C	91,943	2,482,461
Interpublic Group	147,580	3,386,961
News Class A	135,890	1,735,315
News Class B	38,200	506,150
Omnicom Group	87,097	7,249,083
Scripps Networks Interactive Class A	33,553	2,197,722
TEGNA	79,305	1,860,495
Time Warner	285,933	20,744,439
Time Warner Cable	101,623	20,794,098
Twenty-First Century Fox Class A	418,157	11,658,217
Twenty-First Century Fox Class B	152,900	4,311,780
Viacom Class B	123,923	5,115,541
Walt Disney	537,590	53,388,063

		201,326,601

Metals & Mining–0.29%
Alcoa	445,381	4,266,750
Freeport-McMoRan	416,161	4,303,105
Newmont Mining	193,932	5,154,713
Nucor	111,943	5,294,904

		19,019,472

Multiline Retail–0.68%
Dollar General	102,929	8,810,722
†Dollar Tree	83,683	6,900,500
Kohl’s	70,903	3,304,789

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	112,117	$4,943,239
Nordstrom	49,411	2,826,803
Target	220,338	18,129,411

		44,915,464

Multi-Utilities–1.27%
Ameren	85,201	4,268,570
CenterPoint Energy	150,835	3,155,468
CMS Energy	96,538	4,097,073
Consolidated Edison	102,812	7,877,455
Dominion Resources	210,110	15,783,463
DTE Energy	62,092	5,629,261
NiSource	110,795	2,610,330
PG&E	174,473	10,419,528
Public Service Enterprise Group	182,489	8,602,531
SCANA	49,706	3,486,876
Sempra Energy	83,388	8,676,521
TECO Energy	78,862	2,171,071
WEC Energy Group	110,658	6,647,226

		83,425,373

Oil, Gas & Consumable Fuels–5.56%
Anadarko Petroleum	181,227	8,439,741
Apache	135,726	6,624,786
Cabot Oil & Gas	146,196	3,320,111
California Resources	5,000	5,150
Chesapeake Energy	182,105	750,273
Chevron	672,034	64,112,044
Cimarex Energy	33,700	3,277,999
Columbia Pipeline Group	137,895	3,461,165
†Concho Resources	45,900	4,637,736
ConocoPhillips	436,110	17,562,150
Devon Energy	168,314	4,618,536
EOG Resources	192,502	13,971,795
EQT	53,107	3,571,977
Exxon Mobil	1,487,310	124,324,243
Hess	96,620	5,087,043
Kinder Morgan	660,081	11,789,047
Marathon Oil	302,129	3,365,717
Marathon Petroleum	189,020	7,027,764
Murphy Oil	58,565	1,475,252
†Newfield Exploration	59,297	1,971,625
Noble Energy	151,585	4,761,285
Occidental Petroleum	270,098	18,482,806
ONEOK	73,077	2,182,079
Phillips 66	169,771	14,700,471
Pioneer Natural Resources	57,314	8,066,372
Range Resources	59,106	1,913,852
†Southwestern Energy	133,050	1,073,714
Spectra Energy	241,690	7,395,714
Tesoro	43,861	3,772,485
Valero Energy	174,245	11,176,074

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	243,318	$3,910,120

		366,829,126

Personal Products–0.11%
Estee Lauder Class A	78,567	7,409,654

		7,409,654

Pharmaceuticals–5.29%
†Allergan	139,903	37,498,201
Bristol-Myers Squibb	592,026	37,818,621
Eli Lilly & Co.	346,452	24,948,009
†Endo International	71,500	2,012,725
Johnson & Johnson	983,981	106,466,744
†Mallinckrodt	40,800	2,500,224
Merck	997,981	52,803,175
†Mylan	147,305	6,827,587
Perrigo	52,151	6,671,677
Pfizer	2,166,248	64,207,591
Zoetis	162,721	7,213,422

		348,967,976

Professional Services–0.30%
Dun & Bradstreet	13,178	1,358,388
Equifax	42,618	4,870,811
Nielsen Holdings	130,900	6,893,194
Robert Half International	47,717	2,222,658
†Verisk Analytics Class A	55,000	4,395,600

		19,740,651

Real Estate Investment Trusts–2.85%
American Tower	148,403	15,192,015
Apartment Investment & Management	56,213	2,350,828
AvalonBay Communities	47,548	9,043,630
Boston Properties	55,212	7,016,341
Crown Castle International	117,965	10,203,973
Equinix	24,342	8,050,143
Equity Residential	128,742	9,659,512
Essex Property Trust	23,600	5,519,096
Extra Space Storage	43,800	4,093,548
Federal Realty Investment Trust	24,600	3,838,830
Four Corners Property Trust	1	18
General Growth Properties	208,500	6,198,705
HCP	166,323	5,418,803
Host Hotels & Resorts	265,751	4,438,042
Kimco Realty	143,945	4,142,737
Macerich	48,010	3,804,312
Prologis	185,389	8,190,486
Public Storage	51,551	14,219,312
Realty Income	91,000	5,688,410
Simon Property Group	109,348	22,710,486
SL Green Realty	34,900	3,381,112
UDR	93,300	3,594,849
Ventas	119,495	7,523,405

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Vornado Realty Trust	63,174	$5,965,521
Welltower	126,101	8,743,843
Weyerhaeuser	282,707	8,758,263

		187,746,220

Real Estate Management & Development–0.04%
†CBRE Group Class A	98,176	2,829,432

		2,829,432

Road & Rail–0.75%
CSX	346,504	8,922,478
JB Hunt Transport Services	32,400	2,729,376
Kansas City Southern	38,738	3,310,162
Norfolk Southern	107,532	8,952,039
Ryder System	18,586	1,204,001
Union Pacific	304,202	24,199,269

		49,317,325

Semiconductors & Semiconductor Equipment–2.31%
Analog Devices	112,422	6,654,258
Applied Materials	428,253	9,070,399
Broadcom	132,785	20,515,283
†First Solar	26,332	1,802,952
Intel	1,678,228	54,290,676
KLA-Tencor	56,221	4,093,451
Lam Research	56,750	4,687,550
Linear Technology	83,733	3,731,142
Microchip Technology	77,303	3,726,005
†Micron Technology	376,759	3,944,667
NVIDIA	180,310	6,424,445
†Qorvo	52,100	2,626,361
Skyworks Solutions	66,900	5,211,510
Texas Instruments	362,924	20,839,096
Xilinx	92,855	4,404,113

		152,021,908

Software–4.27%
Activision Blizzard	177,800	6,016,752
†Adobe Systems	176,400	16,546,320
†Autodesk	79,903	4,659,144
@CA	112,419	3,461,381
†Citrix Systems	56,456	4,436,312
†Electronic Arts	109,179	7,217,824
Intuit	93,540	9,729,095
Microsoft	2,840,788	156,896,721
Oracle	1,139,978	46,636,500
†Red Hat	65,903	4,910,433
†salesforce.com	224,736	16,592,259
Symantec	242,225	4,452,096

		281,554,837

Specialty Retail–2.62%
Advance Auto Parts	25,800	4,136,772

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†AutoNation	26,206	$1,223,296
†AutoZone	11,027	8,785,101
†Bed Bath & Beyond	60,526	3,004,511
Best Buy	112,377	3,645,510
†CarMax	74,209	3,792,080
GameStop Class A	38,063	1,207,739
Gap	84,850	2,494,590
Home Depot	454,085	60,588,562
L Brands	91,643	8,047,172
Lowe’s	327,097	24,777,598
†O’Reilly Automotive	35,057	9,593,699
Ross Stores	147,226	8,524,385
Signet Jewelers	28,300	3,510,049
Staples	224,535	2,476,621
Tiffany & Co.	39,515	2,899,611
TJX	236,346	18,517,709
Tractor Supply	47,700	4,314,942
†Urban Outfitters	35,117	1,162,022

		172,701,969

Technology Hardware, Storage & Peripherals–4.09%
Apple	1,987,389	216,605,527
EMC	689,567	18,376,961
Hewlett Packard Enterprise	635,676	11,270,535
HP	635,676	7,831,528
NetApp	107,043	2,921,203
SanDisk	70,727	5,380,910
Seagate Technology	109,172	3,760,975
Western Digital	82,152	3,880,860

		270,028,499

Textiles, Apparel & Luxury Goods–0.91%
Coach	96,734	3,878,066
Hanesbrands	141,900	4,021,446
†Michael Kors Holdings	69,000	3,930,240
NIKE Class B	483,168	29,700,337
PVH	28,933	2,866,103
Ralph Lauren	21,272	2,047,643
†Under Armour Class A	63,800	5,412,154
VF	121,252	7,852,280

		59,708,269

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.71%
Altria Group	695,701	$43,592,625
Philip Morris International	554,916	54,442,809
Reynolds American	293,002	14,740,931

		112,776,365

Trading Companies & Distributors–0.19%
Fastenal	106,003	5,194,147
†United Rentals	34,000	2,114,460
W.W. Grainger	21,253	4,961,088

		12,269,695

Water Utilities–0.07%
American Water Works	63,900	4,404,627

		4,404,627

Total Common Stock (Cost $4,349,053,772)		6,431,305,191

MONEY MARKET FUND–2.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	152,063,960	152,063,960

Total Money Market Fund (Cost $152,063,960)		152,063,960

	Principal Amount°

SHORT-TERM INVESTMENT–0.17%
≠U.S. Treasury Obligations–0.17%
U.S. Treasury Bill
¥0.461% 9/8/16	11,395,000	11,377,953

Total Short-Term Investment (Cost $11,371,654)		11,377,953

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.01% (Cost $4,512,489,386)	$6,594,747,104
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(752,651)

NET ASSETS APPLICABLE TO 452,222,537 SHARES OUTSTANDING–100.00%	$6,593,994,453

†	Non-income producing for the period.

«	Includes $4,547,510 cash pledged as collateral for futures contracts as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $7,077,537, which represents 0.11% of the Fund’s net assets.

Þ	Considered an affiliated company. See Note 3 in “Notes”.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,645 E-mini S&P 500 Index	$164,500,076	$168,735,875	6/20/16	$4,235,799

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSgA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,512,489,386

Aggregate unrealized appreciation	$2,207,800,900
Aggregate unrealized depreciation	(125,543,182)

Net unrealized appreciation	$2,082,257,718

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock	$6,431,305,191	$—	$6,431,305,191
Money Market Fund	152,063,960	—	152,063,960
Short-Term Investments	—	11,377,953	11,377,953

Total	$6,583,369,151	$11,377,953	$6,594,747,104

Futures Contracts	$4,235,799	$—	$4,235,799

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends
Lincoln National	$4,580,495	$—	$—	$—	$3,572,531	$22,784

4. Subsequent Events

Effective May 1, 2016, the Fund’s name changed to LVIP SSGA S&P 500 Index Fund.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.62%
Aerospace & Defense–1.37%
AAR	31,098	$723,650
†Aerojet Rocketdyne Holdings	50,368	825,028
†Aerovironment	18,081	512,054
American Science & Engineering	6,301	174,475
†Astronics	17,567	670,181
Cubic	17,117	683,995
Curtiss-Wright	38,544	2,916,624
†DigitalGlobe	55,666	963,022
†Ducommun	10,800	164,700
†Engility Holdings	16,600	311,416
†Esterline Technologies	25,422	1,628,788
HEICO	16,818	1,011,266
HEICO Class A	34,400	1,637,440
†KEYW Holding	32,908	218,509
†KLX	46,500	1,494,510
†Kratos Defense & Security Solutions	39,750	196,763
†Moog Class A	31,681	1,447,188
National Presto Industries	4,172	349,363
†Sparton	9,383	168,800
†TASER International	43,045	844,973
†Teledyne Technologies	30,164	2,658,655
†Vectrus	9,000	204,750

		19,806,150

Air Freight & Logistics–0.50%
†Air Transport Services Group	48,276	742,485
†Atlas Air Worldwide Holdings	22,420	947,693
†Echo Global Logistics	26,791	727,644
Forward Air	27,439	1,243,535
†Hub Group Class A	31,944	1,302,996
Park-Ohio Holdings	7,516	321,835
†Radiant Logistics	22,700	81,039
†XPO Logistics	62,918	1,931,583

		7,298,810

Airlines–0.40%
Allegiant Travel	11,784	2,098,259
†Hawaiian Holdings	40,425	1,907,656
SkyWest	45,292	905,387
†Virgin America	22,000	848,320

		5,759,622

Auto Components–1.11%
†American Axle & Manufacturing
Holdings	61,281	943,115
Cooper Tire & Rubber	49,417	1,829,417
†Cooper-Standard Holding	12,000	862,080
Dana Holding	133,772	1,884,847
†Dorman Products	23,673	1,288,285
Drew Industries	21,304	1,373,256
†Federal-Mogul Holdings Class A	31,134	307,604
†Fox Factory Holding	13,600	215,016
†Gentherm	31,706	1,318,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Horizon Global	17,970	$226,063
Metaldyne Performance Group	10,000	168,100
†Modine Manufacturing	35,764	393,762
†Motorcar Parts of America	15,900	603,882
Standard Motor Products	18,151	628,932
†Stoneridge	20,431	297,475
Strattec Security	2,500	143,475
Superior Industries International	17,607	388,763
†Tenneco	50,377	2,594,919
Tower International	19,420	528,224

		15,995,868

Automobiles–0.04%
Winnebago Industries	25,473	571,869

		571,869

Banks–8.85%
1st Source	12,434	395,899
Access National	4,700	93,201
†Allegiance Bancshares	4,000	73,480
American National Bankshares	5,995	151,853
Ameris Bancorp	27,879	824,661
Ames National	6,665	165,025
Arrow Financial	10,521	279,543
Banc of California	35,338	618,415
BancFirst	5,493	313,266
Banco Latinoamericano de Exportacions	26,658	645,657
†Bancorp	26,347	150,705
BancorpSouth	84,631	1,803,487
Bank of Marin Bancorp	5,149	253,434
Bank of the Ozarks	68,220	2,863,193
Banner	16,619	698,663
Bar Harbor Bankshares	5,000	166,100
BBCN Bancorp	68,333	1,037,978
Berkshire Hills Bancorp	26,565	714,333
Blue Hills Bancorp	24,053	328,804
BNC Bancorp	26,300	555,456
Boston Private Financial Holdings	66,138	757,280
Bridge Bancorp	14,592	444,618
Bryn Mawr Bank	13,464	346,429
†BSB Bancorp	5,900	132,573
†C1 Financial	5,320	128,744
Camden National	6,837	287,154
Capital Bank Financial	17,570	542,035
Capital City Bank Group	6,384	93,143
Cardinal Financial	24,921	507,142
†Cascade Bancorp	24,543	140,141
Cathay General Bancorp	67,903	1,923,692
CenterState Banks of Florida	41,005	610,564
Central Pacific Financial	21,330	464,354
Century Bancorp Class A	2,361	91,866

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Chemical Financial	29,812	$1,063,990
Citizens & Northern	12,361	245,737
City Holding	11,897	568,439
CNB Financial	12,991	228,512
@CoBiz Financial	29,853	352,862
Columbia Banking System	50,783	1,519,427
Community Bank System	36,546	1,396,423
Community Trust Bancorp	13,930	492,008
†CommunityOne Bancorp	8,005	106,306
ConnectOne Bancorp	22,969	375,543
†CU Bancorp	15,260	323,054
†Customers Bancorp	20,780	491,031
CVB Financial	93,459	1,630,860
†Eagle Bancorp	25,609	1,229,232
Enterprise Bancorp	6,760	177,382
Enterprise Financial Services	15,038	406,628
Farmers Capital Bank	6,300	166,446
†FCB Financial Holdings Class A	24,300	808,218
Fidelity Southern	12,915	207,157
Financial Institutions	11,888	345,584
First Bancorp (Maine)	9,411	183,609
First Bancorp (North Carolina)	19,585	369,177
†First Bancorp (Puerto Rico)	107,135	312,834
First Busey	18,163	371,978
First Business Financial Services	5,800	132,994
First Citizens BancShares Class A	6,800	1,707,276
First Commonwealth Financial	70,039	620,546
First Community Bancshares	17,663	350,434
First Connecticut Bancorp	16,728	266,979
First Financial	8,459	289,382
First Financial Bancorp	54,973	999,409
First Financial Bankshares	56,414	1,668,726
First Interstate BancSystem	17,198	483,780
First Merchants	33,083	779,766
First Midwest Bancorp	68,955	1,242,569
†First NBC Bank Holding	14,200	292,378
First of Long Island	12,036	343,026
FirstMerit	140,407	2,955,567
@Flushing Financial	22,430	484,937
FNB	170,415	2,217,099
†Franklin Financial Network	6,200	167,400
Fulton Financial	150,300	2,011,014
German American Bancorp	12,385	398,797
Glacier Bancorp	66,274	1,684,685
Great Southern Bancorp	7,870	292,213
Great Western Bancorp	35,400	965,358
†Green Bancorp	11,200	84,784
Guaranty Bancorp	15,168	234,497
†Hampton Roads Bankshares	28,680	50,764
Hancock Holding	68,364	1,569,637
Hanmi Financial	24,920	548,738
Heartland Financial USA	16,838	518,442

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Heritage Commerce	23,138	$231,611
Heritage Financial	28,555	501,711
Heritage Oaks Bancorp	19,116	148,914
†Hilltop Holdings	67,349	1,271,549
Home BancShares	49,014	2,007,123
†HomeTrust Bancshares	14,677	269,029
Horizon Bancorp	8,337	206,091
IBERIABANK	33,504	1,717,750
Independent Bank	21,509	312,956
Independent Bank (Massachusetts)	23,184	1,065,537
Independent Bank Group	8,800	241,120
International Bancshares	47,964	1,182,792
Investors Bancorp	283,886	3,304,433
Lakeland Bancorp	33,778	342,847
Lakeland Financial	14,878	681,115
LegacyTexas Financial Group	38,327	753,126
Live Oak Bancshares	5,800	87,000
MainSource Financial Group	19,820	418,004
MB Financial	64,426	2,090,624
Mercantile Bank	15,733	352,734
Merchants Bancshares	3,925	116,729
MidWestOne Financial Group	6,142	168,598
National Bank Holdings Class A	27,052	551,590
National Bankshares	5,608	192,467
†National Commerce	3,500	82,635
National Penn Bancshares	123,413	1,313,114
NBT Bancorp	39,139	1,054,796
OFG Bancorp	41,388	289,302
Old National Bancorp	103,525	1,261,970
†Old Second Bancorp	29,100	208,647
Opus Bank	9,700	329,800
Pacific Continental	18,080	291,630
†Pacific Premier Bancorp	25,167	537,819
Park National	11,576	1,041,840
Park Sterling	38,052	253,807
Peapack Gladstone Financial	15,091	255,038
Penns Woods Bancorp	5,076	195,629
Peoples Bancorp	15,340	299,744
Peoples Financial Services	5,300	197,160
Pinnacle Financial Partners	30,904	1,516,150
Preferred Bank	10,329	312,452
PrivateBancorp	66,505	2,567,093
Prosperity Bancshares	59,851	2,776,488
QCR Holdings	10,000	238,500
Renasant	35,608	1,171,859
Republic Bancorp Class A	8,430	217,747
S&T Bancorp	27,756	714,995
Sandy Spring Bancorp	19,113	531,915
†Seacoast Banking Corp of Florida	17,544	277,020
ServisFirst Bancshares	19,700	874,680
Sierra Bancorp	8,220	149,193
Simmons First National Class A	25,541	1,151,133

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
South State	21,291	$1,367,521
Southside Bancshares	19,761	515,169
Southwest Bancorp	19,498	293,445
State Bank Financial	32,428	640,777
Sterling Bancorp	102,361	1,630,611
Stock Yards Bancorp	13,055	503,009
Stonegate Bank	9,581	287,047
Suffolk Bancorp	11,049	278,877
†Sun Bancorp	6,881	142,506
Talmer Bancorp Class A	42,700	772,443
†Texas Capital Bancshares	40,315	1,547,290
Tompkins Financial	13,497	863,808
TowneBank	35,990	690,648
TriCo Bancshares	17,453	441,910
†TriState Capital Holdings	14,800	186,480
†Triumph Bancorp	14,300	226,369
Trustmark	59,579	1,372,104
UMB Financial	34,482	1,780,306
Umpqua Holdings	187,781	2,978,207
Union Bankshares	40,231	990,890
United Bankshares	59,535	2,184,935
United Community Banks	47,656	880,206
Univest Corp of Pennsylvania	19,732	384,971
Valley National Bancorp	199,899	1,907,036
Washington Trust Bancorp	12,675	473,031
Webster Financial	76,853	2,759,023
WesBanco	34,410	1,022,321
West Bancorporation	14,073	256,551
Westamerica Bancorporation	22,681	1,104,792
†Western Alliance Bancorp	72,711	2,427,093
Wilshire Bancorp	55,347	570,074
Wintrust Financial	41,507	1,840,420
Yadkin Financial	39,486	934,634

		127,918,632

Beverages–0.20%
†Boston Beer Class A	8,016	1,483,521
†Castle Brands	43,900	41,270
Coca-Cola Bottling Consolidated	4,013	641,117
†Craft Brewers Alliance	6,450	53,083
MGP Ingredients	10,500	254,520
†National Beverage	10,867	459,891

		2,933,402

Biotechnology–4.30%
†ACADIA Pharmaceuticals	72,600	2,029,896
†Acceleron Pharma	19,000	501,410
†Achillion Pharmaceuticals	101,672	784,908
†Acorda Therapeutics	36,571	967,303
†Adamas Pharmaceuticals	11,600	167,736
†Aduro Biotech	7,200	92,232
†Advaxis	27,200	245,616

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Aegerion Pharmaceuticals	18,843	$69,719
Affimed	19,000	71,060
†Agenus	58,000	241,280
†Aimmune Therapeutics	10,500	142,380
†Akebia Therapeutics	24,700	222,547
†Alder Biopharmaceuticals	18,600	455,514
†AMAG Pharmaceuticals	28,029	655,879
†Amicus Therapeutics	94,400	797,680
†Anacor Pharmaceuticals	34,751	1,857,441
†Anthera Pharmaceuticals	31,200	112,944
†Applied Genetic Technologies	6,000	83,880
†Ardelyx	21,800	169,386
†Arena Pharmaceuticals	222,943	439,198
†ARIAD Pharmaceuticals	134,900	862,011
†Array BioPharma	111,333	328,432
†Arrowhead Research	52,400	252,568
†Asterias Biotherapeutics	12,000	56,400
†Atara Biotherapeutics	13,100	249,293
†Atyr Pharma	7,100	27,974
†Avalanche Biotechnologies	22,100	114,257
Axovant Sciences	14,300	164,164
†Bellicum Pharmaceuticals	7,400	69,190
†BioCryst Pharmaceuticals	64,700	183,101
†BioSpecifics Technologies	3,700	128,834
†Biotime	49,144	141,043
†Blueprint Medicines	8,100	146,205
†Calithera Biosciences	6,100	34,648
†Cara Therapeutics	19,600	121,912
†Catalyst Pharmaceuticals	65,200	76,284
†Celldex Therapeutics	79,540	300,661
†Cellular Biomedicine Group	8,600	160,390
†Cepheid	62,806	2,095,208
†ChemoCentryx	26,545	66,097
†Chiasma	7,700	70,532
†Chimerix	37,300	190,603
†Cidara Therapeutics	3,300	41,910
†Clovis Oncology	22,735	436,512
†Coherus Biosciences	21,200	450,076
†Concert Pharmaceuticals	13,100	178,946
†Cormedix	37,200	98,580
†CTI BioPharma	220,900	117,386
†Curis	97,400	156,814
†Cytokinetics	32,466	228,885
†CytomX Therapeutics	8,100	104,490
†CytRx	72,400	194,032
†Dicerna Pharmaceuticals	16,100	86,296
†Dimension Therapeutics	7,500	58,725
†=Durata Therapeutics	14,227	0
†Dynavax Technologies	31,857	612,929
†Eagle Pharmaceuticals	7,700	311,850
†Edge Therapeutics	9,800	89,670
†Editas Medicine	3,938	136,019

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Emergent BioSolutions	26,048	$946,845
†Enanta Pharmaceuticals	14,400	422,928
†Epizyme	37,400	453,288
†Esperion Therapeutics	11,900	201,229
†Exact Sciences	78,150	526,731
†Exelixis	181,668	726,672
†Fibrocell Science	18,731	46,827
†FibroGen	38,500	819,665
†Five Prime Therapeutics	19,700	800,411
†Flexion Therapeutics	9,900	91,080
†Foundation Medicine	8,285	150,621
†Galena Biopharma	156,200	212,432
†Genocea Biosciences	17,300	133,902
†Genomic Health	15,677	388,319
†Geron	139,744	408,052
†Global Blood Therapeutics	6,500	103,090
†Halozyme Therapeutic	86,243	816,721
†Heron Therapeutics	23,500	446,265
†Idera Pharmaceuticals	82,800	163,944
†Ignyta	15,900	107,643
†Immune Design	11,600	150,800
†ImmunoGen	69,093	588,672
†Immunomedics	94,626	236,565
†Infinity Pharmaceuticals	45,524	239,911
†Inovio Pharmaceuticals	67,400	587,054
†Insmed	49,800	630,966
†Insys Therapeutics	20,900	334,191
†Invitae	8,800	90,024
†Ironwood Pharmaceuticals	111,472	1,219,504
†Karyopharm Therapeutics	20,700	184,644
†Keryx Biopharmaceuticals	92,887	433,782
†Kite Pharma	28,000	1,285,480
†La Jolla Pharmaceutical	9,900	207,009
†Lexicon Pharmaceuticals	35,616	425,611
†Ligand Pharmaceuticals Class B	15,465	1,656,147
†Lion Biotechnologies	39,800	202,184
†Loxo Oncology	7,000	191,380
†MacroGenics	24,900	466,875
†MannKind	193,036	310,788
†Medgenics	16,305	71,742
†Merrimack Pharmaceuticals	100,970	845,119
†MiMedx Group	87,000	760,380
†Mirati Therapeutics	10,900	233,260
†Momenta Pharmaceuticals	48,982	452,594
†Myriad Genetics	58,900	2,204,627
†Nantkwest	8,300	68,226
†Natera	11,800	112,336
†Navidea Biopharmaceuticals	114,850	108,476
†Neurocrine Biosciences	72,053	2,849,696
†NewLink Genetics	18,347	333,915
†Nivalis Therapeutics	7,000	29,190
†Northwest Biotherapeutics	43,100	62,926

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Novavax	219,836	$1,134,354
†OncoCyte	2,457	11,327
†OncoMed Pharmaceuticals	17,100	172,881
†Oncothyreon	68,700	87,249
†Ophthotech	20,300	858,081
†Orexigen Therapeutics	71,720	40,357
†Organovo Holdings	90,700	196,819
Osiris Therapeutics	13,947	79,637
†Otonomy	13,700	204,404
†OvaScience	21,200	201,188
PDL BioPharma	129,781	432,171
†Peregrine Pharmaceuticals	210,500	88,515
†Pfenex	14,100	138,603
†Portola Pharmaceuticals	41,500	846,600
†Progenics Pharmaceuticals	66,198	288,623
†Proteon Therapeutics	4,838	37,446
†Prothena	29,300	1,205,988
†PTC Therapeutics	27,300	175,812
†Radius Health	28,200	886,608
†Raptor Pharmaceutical	64,230	295,458
†REGENXBIO	8,000	86,400
†Regulus Therapeutics	29,027	201,157
†Repligen	26,125	700,673
†Retrophin	27,600	377,016
†Rigel Pharmaceuticals	85,774	178,410
†Sage Therapeutics	12,500	400,750
†Sangamo Biosciences	61,289	370,798
†Sarepta Therapeutics	38,400	749,568
†Seres Therapeutics	8,300	220,448
†Sorrento Therapeutics	25,200	135,576
†Spark Therapeutics	7,100	209,521
†Spectrum Pharmaceuticals	63,225	402,111
†Stemline Therapeutics	14,700	68,502
†Synergy Pharmaceuticals	78,218	215,882
†Synta Pharmaceuticals	82,290	19,750
†T2 Biosystems	5,900	58,174
†TESARO	18,704	823,537
†TG Therapeutics	34,700	295,644
†Threshold Pharmaceuticals	48,147	22,148
†Tokai Pharmaceuticals	10,900	61,149
†Trevena	23,000	190,210
†Trovagene	20,900	97,185
†Ultragenyx Pharmaceutical	32,400	2,051,244
†Vanda Pharmaceuticals	31,981	267,361
†Verastem	28,203	44,561
†Versartis	19,700	157,994
†Vitae Pharmaceuticals	8,600	57,018
†Vital Therapies	14,700	133,329
†Voyager Therapeutics	6,400	55,872
†vTv Therapeutics Class A	11,300	58,308
†XBiotech	2,800	26,460
†Xencor	26,400	354,288

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†XOMA	89,370	$69,083
†Zafgen	14,800	98,864
†ZIOPHARM Oncology	102,184	758,205

		62,190,992

Building Products–1.01%
AAON	36,517	1,022,476
Advanced Drainage Systems	26,600	566,580
†American Woodmark	11,375	848,461
Apogee Enterprises	26,047	1,143,203
†Builders FirstSource	41,066	462,814
†Continental Building Products	28,400	527,104
†Gibraltar Industries	28,561	816,845
Griffon	26,264	405,779
Insteel Industries	15,439	471,970
†Masonite International	26,600	1,742,300
†NCI Building Systems	19,391	275,352
†Nortek	8,476	409,306
†Patrick Industries	11,314	513,542
†PGT	43,195	425,039
†Ply Gem Holdings	19,100	268,355
Quanex Building Products	26,152	453,999
Simpson Manufacturing	37,189	1,419,504
†Trex	28,394	1,360,924
Universal Forest Products	17,770	1,525,021

		14,658,574

Capital Markets–1.28%
American Homes 4 Rent Class A	34,277	545,004
Arlington Asset Investment Class A	20,885	261,689
†Ashford	642	29,269
†Associated Capital Group Class A	5,496	153,998
BGC Partners Class A	158,109	1,430,886
Calamos Asset Management Class A	11,459	97,287
Cohen & Steers	17,769	691,569
†Cowen Group Class A	84,835	323,221
Diamond Hill Investment Group	2,332	413,604
Evercore Partners Class A	30,492	1,577,961
Fifth Street Asset Management	5,200	15,912
Financial Engines	44,322	1,393,040
GAMCO Investors	5,496	203,682
Greenhill & Co.	23,290	517,038
HFF Class A	30,481	839,142
Houlihan Lokey	11,500	286,350
†INTL. FCStone	14,724	393,573
Investment Technology Group	30,142	666,138
Janus Capital Group	128,800	1,884,344
†KCG Holdings	25,156	300,614
†Ladenburg Thalmann Financial Services	83,408	208,520
Medley Management Class A	4,197	23,083
Moelis & Co.	15,700	443,211

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
OM Asset Management	23,000	$307,050
Oppenheimer Holdings Class A	11,402	179,924
†Piper Jaffray	11,668	578,266
Pzena Investment Management Class A	10,210	77,086
†Safeguard Scientifics	17,820	236,115
†Stifel Financial	59,447	1,759,631
†@=Teton Advisors Class B	19	0
Virtu Financial Class A	16,800	371,448
Virtus Investment Partners	6,172	482,095
†Walter Investment Management	28,818	220,170
Westwood Holdings Group	7,114	417,236
WisdomTree Investments	100,708	1,151,092

		18,479,248

Chemicals–1.80%
A. Schulman	23,231	632,348
American Vanguard	28,695	452,807
Axiall	62,021	1,354,539
Balchem	27,307	1,693,580
Calgon Carbon	41,640	583,793
Chase	5,939	312,332
†Chemtura	59,120	1,560,768
†=Chemtura	37,800	0
†Core Molding Technologies	6,200	77,376
†Ferro	65,987	783,266
†Flotek Industries	42,686	312,888
FutureFuel	23,808	280,696
H.B. Fuller	43,409	1,842,712
Hawkins	9,859	355,811
Innophos Holdings	15,564	481,083
Innospec	20,904	906,397
†Intrepid Potash	51,400	57,054
KMG Chemicals	9,772	225,440
†Koppers Holdings	19,860	446,254
†Kraton Performance Polymers	24,341	421,099
Kronos Worldwide	15,200	86,944
†LSB Industries	17,761	226,453
Minerals Technologies	30,464	1,731,878
Olin	144,017	2,501,575
†OMNOVA Solutions	39,840	221,510
PolyOne	76,464	2,313,036
Quaker Chemical	11,913	1,010,937
Rayonier Advanced Materials	36,500	346,750
†Rentech	18,257	40,531
†Senomyx	30,700	79,820
Sensient Technologies	39,595	2,512,699
Stepan	17,070	943,800
†Trecora Resources	17,392	167,311
Tredegar	23,630	371,464
†Trinseo	10,600	390,186
Tronox	47,300	302,247

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Valhi	5,700	$6,726

		26,034,110

Commercial Services & Supplies–2.23%
ABM Industries	49,323	1,593,626
†ACCO Brands	99,224	891,032
†ARC Document Solutions	31,770	142,965
Brady Class A	42,337	1,136,325
Brink’s	42,957	1,442,926
†Casella Waste Systems	36,534	244,778
CECO Environmental	20,364	126,460
†Civeo	90,700	111,561
Deluxe	42,640	2,664,574
Ennis	23,860	466,463
Essendant	34,119	1,089,420
G&K Services Class A	17,661	1,293,668
Healthcare Services Group	61,181	2,252,073
†Heritage-Crystal Clean	9,954	98,943
Herman Miller	52,587	1,624,412
HNI	39,175	1,534,485
†InnerWorkings	28,357	225,438
Interface Class A	53,521	992,279
Kimball International Class B	25,202	286,043
Knoll	39,082	846,125
Matthews International Class A	28,510	1,467,410
McGrath RentCorp	20,140	505,111
Mobile Mini	40,566	1,339,489
MSA Safety	25,918	1,253,135
Multi-Color	10,792	575,753
†NL Industries	4,936	11,155
Quad/Graphics	23,523	304,388
†SP Plus	16,497	396,918
Steelcase Class A	74,334	1,109,063
†Team	23,497	713,839
Tetra Tech	52,091	1,553,354
†TRC	17,000	123,250
U.S. Ecology	17,319	764,807
UniFirst	13,067	1,425,871
Viad	18,213	531,091
West	46,400	1,058,848

		32,197,078

Communications Equipment–1.58%
ADTRAN	43,948	888,629
†Aerohive Networks	25,500	127,245
†Alliance Fiber Optic Products	10,600	156,774
†Applied Optoelectronics	12,400	184,884
Bel Fuse Class B	10,038	146,555
Black Box	12,650	170,395
†CalAmp	33,272	596,567
†Calix	42,331	300,127
†Ciena	108,196	2,057,888

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Clearfield	8,300	$133,381
Comtech Telecommunications	12,175	284,530
†Digi International	21,371	201,529
†EMCORE	23,100	115,500
†Extreme Networks	93,245	289,992
†Finisar	91,667	1,672,006
†Harmonic	67,388	220,359
†Infinera	116,841	1,876,466
InterDigital	31,688	1,763,437
†Ixia	48,091	599,214
†KVH Industries	16,575	158,291
†NETGEAR	27,434	1,107,511
†NetScout Systems	80,756	1,854,965
†Novatel Wireless	44,800	79,296
†Oclaro	91,700	495,180
Plantronics	31,351	1,228,646
†Polycom	115,400	1,286,710
†Ruckus Wireless	59,611	584,784
†ShoreTel	52,268	388,874
†Sonus Networks	35,602	268,083
†Ubiquiti Networks	27,029	899,255
†ViaSat	36,546	2,685,400

		22,822,473

Construction & Engineering–0.83%
†Aegion	28,528	601,656
†Ameresco Class A	19,021	90,730
Argan	12,051	423,713
Comfort Systems USA	33,236	1,055,908
†Dycom Industries	29,929	1,935,508
EMCOR Group	53,177	2,584,402
Granite Construction	33,740	1,612,772
†Great Lakes Dredge & Dock	52,797	235,475
†Hc2 Holdings	16,400	62,648
†MasTec	59,278	1,199,787
†MYR Group	15,994	401,609
†Northwest Pipe	8,096	74,645
†NV5 Holdings	5,900	158,297
†Orion Marine Group	27,795	143,978
Primoris Services	35,438	861,143
†Tutor Perini	34,683	538,974

		11,981,245

Construction Materials–0.19%
†Headwaters	65,323	1,296,008
†Summit Materials Class A	28,345	551,310
United States Lime & Minerals	1,487	89,235
†US Concrete	13,200	786,456

		2,723,009

Consumer Finance–0.44%
Cash America International	21,556	832,924
†Encore Capital Group	22,763	585,920

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†Enova International	24,223	$152,847
†EZCORP Class A	43,419	128,954
First Cash Financial Services	25,017	1,152,283
†Green Dot Class A	40,741	935,821
†JG Wentworth	12,429	15,163
Nelnet Class A	21,338	840,077
†PRA Group	42,923	1,261,507
†Regional Management	11,943	204,345
†World Acceptance	7,301	276,854

		6,386,695

Containers & Packaging–0.38%
AEP Industries	3,961	261,426
†Berry Plastics Group	103,787	3,751,900
Greif Class A	27,800	910,450
†Multi Packaging Solutions International	15,800	256,434
Myers Industries	24,897	320,175

		5,500,385

Distributors–0.36%
Core-Mark Holding	19,630	1,601,023
†Fenix Parts	12,800	58,880
Pool	37,971	3,331,576
†VOXX International Class A	20,389	91,139
Weyco Group	4,458	118,672

		5,201,290

Diversified Consumer Services–1.00%
†2U	23,400	528,840
†American Public Education	16,760	345,759
†Apollo Education Group Class A	75,400	619,411
†Ascent Capital Group Class A	12,977	192,189
†Bridgepoint Education	15,373	154,960
†Bright Horizons Family Solutions	32,063	2,077,041
†Cambium Learning Group	7,100	30,317
Capella Education	11,280	593,779
†Career Education	62,568	284,059
Carriage Services	13,935	301,135
†Chegg	68,600	305,956
Collectors Universe	8,200	136,120
DeVry Education Group	51,700	892,859
†Grand Canyon Education	40,508	1,731,312
†Houghton Mifflin Harcourt	106,900	2,131,586
†K12	32,200	318,458
Liberty Tax	6,600	129,294
†LifeLock	81,681	985,890
†Regis	35,946	546,020
Sotheby’s	47,975	1,282,372
†Strayer Education	9,165	446,794
Universal Technical Institute	20,858	89,898

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Weight Watchers International	24,300	$353,079

		14,477,128

Diversified Financial Services–0.39%
†FNFV Group	64,100	695,485
GAIN Capital Holdings	22,453	147,292
MarketAxess Holdings	32,385	4,042,620
Marlin Business Services	5,686	81,367
†NewStar Financial	21,998	192,483
†On Deck Capital	10,100	78,679
†PICO Holdings	15,971	163,383
Resource America Class A	15,314	88,362
Tiptree Financial	25,100	143,070

		5,632,741

Diversified Telecommunication Services–0.78%
†8x8	76,040	764,962
Atlantic Tele-Network	8,792	666,697
†Cincinnati Bell	184,526	714,116
Cogent Communications Holdings	39,504	1,541,841
Consolidated Communications Holdings	44,835	1,154,950
†FairPoint Communications	19,237	286,247
†General Communication Class A	31,519	577,428
†Globalstar	422,600	621,222
†Hawaiian Telcom Holdco	9,271	218,332
IDT Class B	16,415	255,910
†InContact	57,094	507,566
Inteliquent	30,489	489,348
†Intelsat	19,600	49,392
†Iridium Communications	74,750	588,283
†Lumos Networks	18,657	239,556
†ORBCOMM	53,094	537,842
†pdvWireless	11,600	398,344
†Straight Path Communications Class B	8,100	251,343
†Vonage Holdings	148,253	677,516
Windstream Holdings	90,900	698,112

		11,239,007

Electric Utilities–1.37%
ALLETE	41,483	2,325,952
Cleco	51,587	2,848,118
El Paso Electric	34,941	1,603,093
Empire District Electric	38,114	1,259,668
Genie Energy Class B	9,300	70,773
IDACORP	43,976	3,280,170
MGE Energy	29,726	1,553,183
Otter Tail	33,481	991,707
PNM Resources	67,736	2,284,058
Portland General Electric	77,214	3,049,181
Spark Energy Class A	5,400	97,200

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Unitil	10,641	$452,136

		19,815,239

Electrical Equipment–0.72%
Allied Motion Technologies	8,300	149,400
AZZ	22,827	1,292,008
Encore Wire	19,026	740,682
EnerSys	37,806	2,106,550
†Enphase Energy	18,600	43,338
Franklin Electric	42,040	1,352,427
†Generac Holdings	59,382	2,211,386
General Cable	43,800	534,798
LSI Industries	20,862	245,129
†Plug Power	159,000	325,950
Powell Industries	9,008	268,528
†Power Solutions International	3,200	44,160
†PowerSecure International	18,500	345,765
Preformed Line Products	1,286	46,965
†Sunrun	18,100	117,288
†Thermon Group Holdings	29,403	516,317
†Vicor	11,771	123,360

		10,464,051

Electronic Equipment, Instruments & Components–2.89%
†Agilysys	10,614	108,369
†Anixter International	25,301	1,318,435
AVX	41,500	521,655
Badger Meter	12,961	862,036
Belden	37,242	2,285,914
†Benchmark Electronics	46,566	1,073,346
†Checkpoint Systems	39,172	396,421
†Coherent	20,932	1,923,651
†Control4	14,400	114,624
CTS	25,511	401,543
Daktronics	33,261	262,762
†DTS	15,365	334,650
Electro Rent	16,047	148,595
†Fabrinet	32,641	1,055,936
†FARO Technologies	16,099	518,549
FEI	35,211	3,134,131
†=Gerber Scientific	6,600	0
†GSI Group	29,863	422,860
†II-VI	45,751	993,254
†Insight Enterprises	34,603	991,030
†InvenSense	60,952	511,997
†Itron	33,100	1,380,932
†Kimball Electronics	27,326	305,231
†Knowles	78,006	1,028,119
Littelfuse	19,206	2,364,451
†Mercury Systems	28,051	569,435
Mesa Laboratories	2,530	243,765
Methode Electronics	30,866	902,522

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
MTS Systems	13,457	$818,858
†Multi- Fineline Electronix	8,997	208,820
†Newport	36,649	842,927
†OSI Systems	16,868	1,104,685
Park Electrochemical	19,888	318,407
PC Connection	8,824	227,747
†Plexus	29,863	1,180,186
†Rofin-Sinar Technologies	25,047	807,014
†Rogers	16,652	996,955
†Sanmina	66,995	1,566,343
†ScanSource	22,837	922,158
SYNNEX	24,623	2,279,844
†Systemax	5,558	48,744
†Tech Data	31,400	2,410,578
†TTM Technologies	56,150	373,398
†Universal Display	34,141	1,847,028
Vishay Intertechnology	117,500	1,434,675
†Vishay Precision Group	12,172	170,530

		41,733,110

Energy Equipment & Services–0.83%
Archrock	56,200	449,600
Atwood Oceanics	51,700	474,089
†Basic Energy Services	44,179	121,934
Bristow Group	27,991	529,590
C&J Energy Services	55,229	77,873
CARBO Ceramics	18,200	258,440
†Era Group	17,100	160,398
†Exterran	28,100	434,426
†Fairmount Santrol Holdings	57,200	143,572
†Forum Energy Technologies	47,046	621,007
†Geospace Technologies	13,053	161,074
†Gulfmark Offshore	21,498	132,643
†Helix Energy Solutions Group	82,756	463,434
†Hornbeck Offshore Services	24,559	243,871
†Independence Contract Drilling	10,500	50,085
†ION Geophysical	6,262	50,597
†Key Energy Services	106,617	39,384
†Matrix Service	20,507	362,974
†McDermott International	191,200	782,008
†Natural Gas Services Group	12,185	263,562
†Newpark Resources	77,841	336,273
Nordic American Offshore	11,100	49,728
†North Atlantic Drilling	5,060	13,864
†Oil States International	45,600	1,437,312
†Parker Drilling	115,945	245,803
†PHI	13,382	252,786
†Pioneer Energy Services	61,783	135,923
†RigNet	8,774	120,028
†SEACOR Holdings	14,600	794,970
†Seventy Seven Energy	48,900	28,367
Tesco	38,646	332,742

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†TETRA Technologies	69,142	$439,052
Tidewater	42,700	291,641
†Unit	46,000	405,260
US Silica Holdings	54,883	1,246,942

		11,951,252

Food & Staples Retailing–0.92%
Andersons	22,563	708,704
Casey’s General Stores	33,712	3,820,244
†Chefs’ Warehouse	15,895	322,510
†Fairway Group Holdings	10,100	3,536
†Fresh Market	38,500	1,098,405
Ingles Markets Class A	10,331	387,413
†Natural Grocers by Vitamin Cottage	7,253	154,271
†Performance Food Group	13,900	324,565
PriceSmart	17,132	1,449,025
†Smart & Final Stores	21,500	348,300
SpartanNash	33,558	1,017,143
†SUPERVALU	232,047	1,336,591
†United Natural Foods	43,999	1,773,160
Village Super Market Class A	4,613	111,450
Weis Markets	9,200	414,552

		13,269,869

Food Products–1.85%
Alico	2,463	68,003
†Amplify Snack Brands	15,600	223,392
B&G Foods Class A	54,214	1,887,189
Calavo Growers	13,454	767,685
Cal-Maine Foods	27,530	1,429,082
†Darling Ingredients	145,059	1,910,427
Dean Foods	81,300	1,408,116
†Farmer Brothers	5,201	144,952
Fresh Del Monte Produce	29,456	1,239,214
†Freshpet	18,400	134,872
†Inventure Foods	13,960	78,874
J&J Snack Foods	13,087	1,417,060
John B. Sanfilippo & Son	7,302	504,495
Lancaster Colony	15,754	1,741,920
†Landec	25,733	270,197
†Lifeway Foods	4,131	44,739
Limoneira	9,287	141,162
†Omega Protein	21,568	365,362
†Post Holdings	53,454	3,676,032
Sanderson Farms	19,190	1,730,554
†Seaboard	214	642,644
†Seneca Foods Class A	7,410	257,423
Snyders-Lance	59,685	1,878,885
Tootsie Roll Industries	14,868	519,490
†TreeHouse Foods	48,913	4,243,203

		26,724,972

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–1.48%
Chesapeake Utilities	13,465	$847,891
Laclede Group	36,767	2,490,964
New Jersey Resources	72,682	2,647,805
Northwest Natural Gas	23,719	1,277,268
ONE Gas	44,700	2,731,170
Piedmont Natural Gas	68,368	4,090,457
South Jersey Industries	59,104	1,681,509
Southwest Gas	40,095	2,640,256
WGL Holdings	42,124	3,048,514

		21,455,834

Health Care Equipment & Supplies–3.69%
Abaxis	19,613	890,234
†ABIOMED	36,439	3,454,782
†Accuray	60,218	348,060
Analogic	9,937	785,122
†AngioDynamics	21,092	259,221
†Anika Therapeutics	13,495	603,496
†Antares Pharma	136,024	118,354
†AtriCure	22,103	371,993
Atrion	1,267	500,921
Cantel Medical	29,150	2,080,144
†Cardiovascular Systems	24,882	258,026
†Cerus	72,683	431,010
†ConforMIS	10,300	110,725
CONMED	22,322	936,185
†Corindus Vascular Robotics	14,000	13,867
@CryoLife	22,710	244,133
†Cutera	12,200	137,250
†Cynosure Class A	19,342	853,369
†Endochoice Holdings	8,300	43,243
†Endologix	67,032	560,388
†Entellus Medical	6,100	110,959
†Exactech	8,883	179,970
†GenMark Diagnostics	39,200	206,584
†Glaukos	7,100	119,706
†Globus Medical	59,274	1,407,757
†Greatbatch	20,625	735,075
†Haemonetics	45,534	1,592,779
†Halyard Health	41,300	1,186,549
†HeartWare International	13,880	436,110
†ICU Medical	12,567	1,308,225
†Inogen	14,100	634,218
†Insulet	48,285	1,601,131
†Integra LifeSciences Holdings	24,175	1,628,428
Invacare	29,939	394,297
†Invivo Therapeutics Holdings	23,500	164,030
†Invuity	3,300	23,826
†Iradimed	2,500	47,900
†K2M Group Holdings	15,600	231,348
†LDR Holding	21,100	537,839
LeMaitre Vascular	7,800	121,056

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†LivaNova	38,004	$2,051,456
†Masimo	38,558	1,613,267
Meridian Bioscience	37,475	772,360
†Merit Medical Systems	38,374	709,535
†Natus Medical	28,263	1,086,147
†Neogen	32,512	1,636,979
†Nevro	14,500	815,770
†Novocure	7,000	101,360
†NuVasive	41,437	2,015,910
†NxStage Medical	54,554	817,764
†OraSure Technologies	47,106	340,576
†Orthofix International	16,703	693,509
†Oxford Immunotec Global	17,300	171,443
†Penumbra	3,800	174,800
†Quidel	26,325	454,370
†Rockwell Medical Technologies	38,835	291,651
†RTI Surgical	56,500	226,000
†SeaSpine Holdings	8,191	119,916
†Second Sight Medical Products	13,000	62,790
†Sientra	4,100	28,044
†Spectranetics	33,069	480,162
†Staar Surgical	37,999	280,813
STERIS	74,167	5,269,565
†SurModics	10,565	194,502
†Tandem Diabetes Care	11,800	102,778
†TransEnterix	29,600	125,800
†Unilife	118,287	80,435
Utah Medical Products	2,915	182,304
†Vascular Solutions	13,373	435,024
†Veracyte	12,100	65,340
West Pharmaceutical Services	62,400	4,325,568
†Wright Medical Group	75,103	1,246,710
†Zeltiq Aesthetics	25,756	699,533

		53,340,491

Health Care Providers & Services–2.67%
†AAC Holdings	8,600	170,194
Aceto	25,157	592,699
†Addus HomeCare	4,700	80,793
†Adeptus Health Class A	5,500	305,470
†Air Methods	33,596	1,216,847
†Alliance HealthCare Services	4,300	30,917
†Almost Family	5,176	192,754
†Amedisys	25,216	1,218,941
†AMN Healthcare Services	41,974	1,410,746
†Amsurg	46,942	3,501,873
†BioScrip	59,631	127,610
†BioTelemetry	20,300	237,104
†Capital Senior Living	27,031	500,614
Chemed	14,598	1,977,299
†Civitas Solutions	8,900	155,127
†CorVel	8,012	315,833

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Cross Country Healthcare	28,617	$332,816
†Diplomat Pharmacy	29,200	800,080
Ensign Group	45,590	1,032,158
†ExamWorks Group	36,704	1,084,970
†Five Star Quality Care	42,206	96,652
†Genesis Healthcare	25,278	58,645
†HealthEquity	29,000	715,430
HealthSouth	77,967	2,933,898
†Healthways	22,736	229,406
Kindred Healthcare	67,651	835,490
Landauer	6,971	230,531
†LHC Group	11,806	419,821
†Magellan Health	22,095	1,500,913
†Molina Healthcare	34,281	2,210,782
National HealthCare	7,775	484,383
National Research Class A	7,337	114,090
†Nobilis Health	26,900	83,928
†Nuvectra	6,875	37,194
Owens & Minor	54,154	2,188,905
†PharMerica	24,249	536,145
†Providence Service	11,933	609,418
†RadNet	23,700	114,471
Select Medical Holdings	93,767	1,107,388
†Surgery Partners	13,200	175,032
†Surgical Care Affiliates	19,500	902,460
†Team Health Holdings	61,559	2,573,782
†Teladoc	9,400	90,240
†Triple-S Management Class B	21,438	532,949
†Trupanion	9,182	90,443
U.S. Physical Therapy	11,649	579,305
Universal American	49,511	353,509
†WellCare Health Plans	37,559	3,483,597

		38,573,652

Health Care Technology–0.43%
†Castlight Health Class B	29,100	96,903
Computer Programs & Systems	10,449	544,602
†Connecture	4,355	11,149
†Evolent Health Class A	13,000	137,280
†HealthStream	19,545	431,749
†HMS Holdings	76,620	1,099,497
†Imprivata	6,500	82,095
†Medidata Solutions	47,334	1,832,299
†Omnicell	29,125	811,714
†Press Ganey Holdings	8,800	264,704
Quality Systems	45,528	693,847
†Vocera Communications	20,340	259,335

		6,265,174

Hotels, Restaurants & Leisure–3.38%
†Belmond	77,522	735,684
†Biglari Holdings	1,285	477,647

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†BJ’s Restaurants	17,074	$709,766
Bloomin’ Brands	108,552	1,831,272
Bob Evans Farms	17,632	823,238
†Bojangles’	5,100	86,751
†Boyd Gaming	69,383	1,433,453
†Bravo Brio Restaurant Group	13,326	103,277
†Buffalo Wild Wings	16,268	2,409,616
†Caesars Acquisition	43,242	264,641
†Caesars Entertainment	42,400	288,320
†Carrols Restaurant Group	26,365	380,711
Cheesecake Factory	41,786	2,218,419
Churchill Downs	10,921	1,614,997
†Chuy’s Holdings	12,532	389,369
ClubCorp Holdings	34,700	487,188
Cracker Barrel Old Country Store	16,394	2,502,872
†Dave & Buster’s Entertainment	19,900	771,722
†Del Frisco’s Restaurant Group	22,787	377,808
†Denny’s	67,056	694,700
†Diamond Resorts International	37,300	906,390
DineEquity	14,932	1,395,097
†El Pollo Loco Holdings	15,200	202,768
†Eldorado Resorts	23,700	271,128
†Empire Resorts	6,949	94,859
†Fiesta Restaurant Group	21,657	709,916
†Fogo de Chao	6,400	99,904
†Habit Restaurants Class A	10,100	188,163
International Speedway Class A	24,418	901,268
Interval Leisure Group	30,436	439,496
†Intrawest Resorts Holdings	12,700	108,585
†Isle of Capri Casinos	16,373	229,222
†J Alexander’s Holdings	11,070	116,899
Jack in the Box	29,215	1,865,962
†Jamba	15,291	188,997
†Kona Grill	7,900	102,305
†Krispy Kreme Doughnuts	51,957	810,010
†La Quinta Holdings	76,000	950,000
Marcus	17,634	334,164
Marriott Vacations Worldwide	20,372	1,375,110
†Monarch Casino & Resort	6,584	128,125
† Morgans Hotel Group	26,125	36,053
†Noodles	7,800	92,508
Papa John’s International	25,522	1,383,037
†Papa Murphy’s Holdings	8,200	97,990
†Penn National Gaming	71,300	1,189,997
†Pinnacle Entertainment	53,185	1,866,794
†Planet Fitness Class A	14,600	237,104
†Popeyes Louisiana Kitchen	20,029	1,042,710
†Potbelly	16,600	225,926
†Red Robin Gourmet Burgers	11,322	729,929
†Ruby Tuesday	53,395	287,265
Ruth’s Hospitality Group	26,908	495,376
†Scientific Games Class A	38,152	359,773

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment	60,700	$1,278,342
†Shake Shack Class A	5,000	186,600
Sonic	41,375	1,454,745
Speedway Motorsports	11,161	221,323
Texas Roadhouse	59,940	2,612,185
Vail Resorts	31,546	4,217,700
†Wingstop	6,900	156,492
†Zoe’s Kitchen	17,400	678,426

		48,870,094

Household Durables–1.29%
Bassett Furniture Industries	9,300	296,298
†Beazer Homes USA	25,566	222,936
CalAtlantic Group	64,803	2,165,716
†Cavco Industries	6,926	647,304
†Century Communities	13,200	225,324
CSS Industries	9,455	264,078
Ethan Allen Interiors	19,932	634,236
Flexsteel Industries	4,266	186,339
†Green Brick Partners	21,800	165,462
†Helen of Troy	24,347	2,524,540
Hooker Furniture	9,300	305,505
†Hovnanian Enterprises Class A	101,192	157,860
†Installed Building Products	17,618	468,815
†iRobot	26,232	925,990
KB Home	73,036	1,042,954
La-Z-Boy	45,333	1,212,204
†LGI Homes	13,100	317,151
Libbey	19,788	368,057
Lifetime Brands	8,078	121,735
†M/I Homes	22,274	415,410
MDC Holdings	31,334	785,230
†Meritage Homes	35,084	1,279,163
NACCO Industries Class A	2,792	160,289
†New Home	10,900	133,634
†Skullcandy	20,219	71,980
†Taylor Morrison Home Class A	29,200	412,304
†TRI Pointe Homes	142,152	1,674,551
†Universal Electronics	12,111	750,761
†WCI Communities	12,200	226,676
†William Lyon Homes Class A	16,800	243,432
†ZAGG	25,300	227,953

		18,633,887

Household Products–0.22%
†Central Garden & Pet Class A	32,822	534,670
†HRG Group	70,556	982,845
Oil-Dri Corp of America	3,441	116,237
Orchids Paper Products	8,292	228,113
WD-40	12,639	1,365,138

		3,227,003

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers–0.47%
Abengoa Yield	44,329	$788,170
Atlantic Power	116,633	286,917
†Dynegy	105,300	1,513,161
†Fuelcell Energy	16,086	108,902
NRG Yield Class A	31,100	422,027
NRG Yield Class C	50,000	712,000
Ormat Technologies	32,856	1,354,981
Pattern Energy Group	48,300	921,081
†Talen Energy	66,900	602,100
Terraform Global	40,200	95,676
†Vivint Solar	15,700	41,605

		6,846,620

Industrial Conglomerates–0.04%
Raven Industries	33,951	543,895

		543,895

Insurance–2.39%
†Ambac Financial Group	35,300	557,740
American Equity Investment Life Holding	72,455	1,217,244
AMERISAFE	16,599	872,111
Argo Group International Holdings	24,627	1,413,344
†Atlas Financial Holdings	8,300	150,562
Baldwin & Lyons Class B	9,743	239,775
†Citizens	49,091	355,419
CNO Financial Group	161,812	2,899,671
Crawford Class B	25,879	167,696
Donegal Group Class A	5,144	73,971
†eHealth	14,419	135,394
EMC Insurance Group	5,953	152,694
Employers Holdings	28,927	814,006
†Enstar Group	7,911	1,286,170
FBL Financial Group Class A	8,674	533,624
Federated National Holding	11,700	230,022
Fidelity & Guaranty Life	8,000	209,920
First American Financial	92,176	3,512,827
†Global Indemnity	6,337	197,271
†Greenlight Capital Re Class A	25,857	563,424
†Hallmark Financial Services	8,751	100,637
HCI Group	8,707	289,943
Heritage Insurance Holdings	22,000	351,340
Horace Mann Educators	36,431	1,154,498
Independence Holding	6,117	97,383
@Infinity Property & Casualty	10,089	812,165
James River Holdings L	9,600	309,696
Kemper	38,700	1,144,359
Maiden Holdings	45,095	583,529
†MBIA	115,600	1,023,060
National General Holdings	33,000	712,470
National Interstate	7,601	227,422
National Western Life Group Class A	1,716	395,761

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Navigators Group	9,316	$781,333
OneBeacon Insurance Group Class A	20,187	256,981
†Patriot National	10,200	78,540
Primerica	42,522	1,893,505
RLI	36,934	2,469,407
Safety Insurance Group	13,199	753,135
@Selective Insurance Group	50,007	1,830,756
State Auto Financial	12,495	275,640
State National	24,100	303,660
Stewart Information Services	18,139	658,083
†Third Point Reinsurance	67,700	769,749
United Fire Group	18,221	798,444
United Insurance Holdings	17,300	332,333
Universal Insurance Holdings	28,603	509,133

		34,495,847

Internet & Catalog Retail–0.53%
†1-800-FLOWERS.com Class A	19,282	151,942
Blue Nile	8,797	226,171
†Duluth Holdings	8,800	171,512
† Etsy	17,200	149,640
†EVINE Live	43,300	50,661
†FTD	13,837	363,221
HSN	28,612	1,496,694
†Lands End	15,400	392,854
†Liberty TripAdvisor Holdings Class A	63,600	1,409,376
Nutrisystem	22,826	476,379
†Overstock.com	11,597	166,765
PetMed Express	20,172	361,281
†Shutterfly	30,372	1,408,350
†Wayfair Class A	18,100	782,282

		7,607,128

Internet Software & Services–2.14%
†Actua	38,259	346,244
†Alarm.Com Holdings	9,500	225,150
†Amber Road	11,100	60,051
†Angie’s List	34,117	275,324
†Apigee	9,000	74,790
†Appfolio Class A	6,700	82,008
†Bankrate	61,282	561,956
†Bazaarvoice	44,580	140,427
†Benefitfocus	8,000	266,800
†Blucora	31,068	160,311
†Box Class A	11,000	134,860
†Brightcove	32,686	203,961
†Carbonite	15,170	120,905
†Care.com	22,300	137,145
†ChannelAdvisor	15,000	168,750
†Cimpress	27,734	2,515,196
†comScore	41,009	1,231,910
†Cornerstone OnDemand	47,510	1,556,903

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Cvent	18,400	$393,760
†Demandware	29,730	1,162,443
†DHI Group	40,816	329,385
EarthLink Holdings	81,653	462,972
†Endurance International Group Holdings	46,000	484,380
†Envestnet	31,763	863,954
†Everyday Health	24,400	136,640
†Five9	20,900	185,801
†Gogo	44,500	489,945
†GrubHub	66,100	1,661,093
†GTT Communications	18,800	310,952
†Hortonworks	8,100	91,530
†Instructure	5,800	104,052
†Internap	41,921	114,444
†Intralinks Holdings	37,605	296,327
j2 Global	40,687	2,505,505
†Limelight Networks	67,249	121,721
†Liquidity Services	24,526	127,045
†LivePerson	51,218	299,625
†LogMeIn	21,971	1,108,657
Marchex Class B	24,554	109,265
†Marin Software	19,100	57,682
†Marketo	30,300	592,971
†Mindbody Class A	8,100	107,973
†Monster Worldwide	70,673	230,394
†New Relic	5,000	130,400
NIC	58,247	1,050,193
†OPOWER	17,700	120,537
†Q2 Holdings	15,000	360,600
†QuinStreet	29,711	101,612
†Quotient Technology	55,000	583,000
†RealNetworks	13,048	52,975
Reis	9,100	214,305
†RetailMeNot	37,600	301,176
†Rocket Fuel	28,200	88,830
†@SciQuest	19,745	274,061
†Shutterstock	17,852	655,704
†SPS Commerce	13,201	566,851
†Stamps.com	12,238	1,300,655
†TechTarget	19,997	148,378
†Textura	16,300	303,669
†Travelzoo	3,660	29,719
†TrueCar	43,900	245,401
†United Online	12,400	143,096
†Web.com Group	38,051	754,171
†WebMD Health	32,330	2,024,828
†Wix.com	18,500	374,995
†Xactly	7,900	54,115
†XO Group	23,301	373,981

		30,864,459

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–2.63%
†6D Global Technologies	7,300	$2,190
†Acxiom	68,872	1,476,616
†Blackhawk Network Holdings Class A	46,100	1,581,230
†CACI International Class A	20,561	2,193,859
†Cardtronics	39,540	1,423,045
Cass Information Systems	8,794	460,366
†Ciber	65,925	139,102
Convergys	84,022	2,333,291
CSG Systems International	28,588	1,291,034
†Datalink	17,567	160,562
†EPAM Systems	41,345	3,087,231
†Euronet Worldwide	45,348	3,360,740
†Everi Holdings	62,294	142,653
EVERTEC	52,800	738,144
†ExlService Holdings	28,548	1,478,786
Forrester Research	7,133	239,740
Hackett Group	21,691	327,968
Heartland Payment Systems	30,995	2,993,187
†Lionbridge Technologies	61,134	309,338
†Luxoft Holding	15,800	869,474
ManTech International Class A	22,017	704,324
MAXIMUS	56,064	2,951,209
†Moduslink Global Solutions	26,611	39,118
†MoneyGram International	24,587	150,472
†NeuStar Class A	49,000	1,205,400
†Perficient	32,125	697,755
†PFSweb	11,200	146,944
Science Applications International	39,600	2,112,264
†ServiceSource International	40,860	174,064
†Sykes Enterprises	33,677	1,016,372
†Syntel	27,728	1,384,459
TeleTech Holdings	12,260	340,338
Travelport Worldwide	93,200	1,273,112
†Unisys	45,354	349,226
†Virtusa	24,036	900,389

		38,054,002

Leisure Products–0.32%
Arctic Cat	12,314	206,875
†Black Diamond	20,345	91,959
Callaway Golf	60,827	554,742
Escalade	7,200	84,744
†JAKKS Pacific	12,037	89,555
Johnson Outdoors Class A	3,886	86,347
†@Malibu Boats Class A	15,700	257,480
Marine Products	5,709	43,331
†MCBC Holdings	8,400	118,272
†Nautilus	27,600	533,232
†Performance Sports Group	41,000	130,380
†Smith & Wesson Holding	46,432	1,236,020
Sturm Ruger & Co.	16,514	1,129,227

		4,562,164

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.63%
†Accelerate Diagnostics	19,921	$286,265
†Affymetrix	67,665	947,987
†Albany Molecular Research	19,000	290,510
†Cambrex	27,746	1,220,824
†Fluidigm	25,845	208,569
†Harvard Bioscience	41,800	126,236
†INC Research Holdings Class A	11,600	478,036
†Luminex	37,607	729,576
†NanoString Technologies	12,600	191,772
†NeoGenomics	46,200	311,388
†Pacific Biosciences of California	49,998	424,983
†PAREXEL International	46,659	2,926,919
†PRA Health Sciences	17,400	744,024
†Sequenom	103,956	146,578

		9,033,667

Machinery–2.80%
†Accuride	28,827	44,682
Actuant Class A	51,314	1,267,969
Alamo Group	8,635	481,056
Albany International	24,583	924,075
Altra Industrial Motion	23,178	643,885
American Railcar Industries	8,946	364,371
Astec Industries	17,347	809,584
Barnes Group	48,139	1,686,309
†Blount International	44,149	440,607
†Blue Bird	1,900	20,615
Briggs & Stratton	39,814	952,351
†Chart Industries	23,874	518,543
CIRCOR International	13,527	627,518
CLARCOR	43,860	2,534,669
Columbus McKinnon	14,708	231,798
†Commercial Vehicle Group	25,826	68,439
Douglas Dynamics	16,949	388,302
EnPro Industries	20,209	1,165,655
ESCO Technologies	23,438	913,613
†ExOne	9,291	122,084
Federal Signal	53,907	714,807
FreightCar America	10,041	156,439
Global Brass & Copper Holdings	20,600	513,970
Gorman-Rupp	17,282	448,122
Graham	7,462	148,568
Greenbrier Companies	21,047	581,739
Harsco	63,500	346,075
Hillenbrand	54,336	1,627,363
Hurco	5,769	190,319
Hyster-Yale Materials Handling	7,266	483,916
John Bean Technologies	24,892	1,404,158
@Kadant	8,297	374,693
L. B. Foster Class A	9,988	181,382
Lindsay	9,307	666,474
†Lydall	14,802	481,361

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Meritor	78,512	$632,807
†Milacron Holdings	13,900	229,211
Miller Industries	11,629	235,836
Mueller Industries	50,240	1,478,061
Mueller Water Products Class A	142,227	1,405,203
†Navistar International	40,100	502,052
NN	20,456	279,838
Omega Flex	1,789	62,221
†Proto Labs	20,543	1,583,660
†RBC Bearings	20,618	1,510,475
†Rexnord	89,364	1,806,940
Standex International	11,454	891,236
Sun Hydraulics	20,628	684,643
Tennant	14,681	755,778
Titan International	37,010	199,114
†TriMas	35,725	625,902
Twin Disc	5,164	52,311
†Wabash National	61,240	808,368
Watts Water Technologies Class A	24,828	1,368,768
Woodward	54,158	2,817,299
†Xerium Technologies	11,200	58,464

		40,513,698

Marine–0.12%
†Eagle Bulk Shipping	23,900	8,604
Golden Ocean Group	60,883	42,314
Matson	37,000	1,486,290
Navios Maritime Holdings	88,500	100,005
Safe Bulkers	28,200	22,659
Scorpio Bulkers	24,491	80,330

		1,740,202

Media–1.51%
AMC Entertainment Holdings	19,400	543,006
†Carmike Cinemas	22,935	688,967
†Central European Media Enterprises Class A	49,011	124,978
†Crown Media Holdings Class A	31,925	162,179
†Cumulus Media Class A	138,424	64,270
†Daily Journal	1,150	225,043
†DreamWorks Animation SKG Class A	64,800	1,616,760
†Entercom Communications Class A	25,921	274,244
Entravision Communications Class A	61,630	458,527
†Eros International	22,400	257,824
†Global Eagle Entertainment	35,400	301,608
†Gray Television	56,600	663,352
Harte-Hanks	46,142	116,739
†Hemisphere Media Group	9,200	120,796
†IMAX	51,400	1,598,026
Journal Media Group	24,257	290,114
†Loral Space & Communications	11,961	420,190
MDC Partners Class A	38,335	904,706

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Media General	82,600	$1,347,206
Meredith	32,334	1,535,865
National CineMedia	55,429	843,075
New Media Investment Group	39,900	663,936
New York Times Class A	118,611	1,477,893
Nexstar Broadcasting Group Class A	26,756	1,184,488
†Reading International Class A	17,940	214,921
Saga Communications Class A	2,612	104,637
Scholastic	21,391	799,382
Scripps (E.W.) Class A	51,266	799,237
Sinclair Broadcast Group Class A	56,332	1,732,209
†Sizmek	15,184	44,034
Time	96,600	1,491,504
†Townsquare Media	9,400	105,374
Tribune Publishing	23,200	179,104
World Wrestling Entertainment Class A	22,907	404,538

		21,758,732

Metals & Mining–0.90%
†AK Steel Holding	163,356	674,660
Carpenter Technology	41,000	1,403,430
†Century Aluminum	48,287	340,423
†Cliffs Natural Resources	138,100	414,300
†Coeur Mining	124,486	699,611
Commercial Metals	101,700	1,725,849
Ferroglobe	51,633	454,887
†Handy & Harman	2,948	80,628
Haynes International	11,781	430,007
Hecla Mining	331,200	920,736
Kaiser Aluminum	15,222	1,286,868
Materion	15,484	410,016
Olympic Steel	5,606	97,040
†Real Industry	21,300	185,310
†Ryerson Holding	13,725	76,311
Schnitzer Steel Industries Class A	25,201	464,706
†Stillwater Mining	107,315	1,142,905
SunCoke Energy	50,547	328,556
TimkenSteel	36,300	330,330
Worthington Industries	41,308	1,472,217

		12,938,790

Multiline Retail–0.46%
Big Lots	41,700	1,888,593
†Burlington Stores	64,100	3,604,984
Fred’s Class A	34,477	514,052
†Ollie’s Bargain Outlet Holdings	10,400	243,672
†Tuesday Morning	44,883	367,143

		6,618,444

Multi-Utilities–0.51%
Avista	53,026	2,162,400
Black Hills	44,643	2,684,384

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	40,206	$2,482,721

		7,329,505

Oil, Gas & Consumable Fuels–1.67%
†Abraxas Petroleum	71,212	71,924
Adams Resources & Energy	1,206	48,216
Alon USA Energy	23,992	247,597
†Approach Resources	31,346	36,361
Ardmore Shipping	13,100	110,695
†Bill Barrett	47,490	295,388
†Bonanza Creek Energy	45,068	71,658
†Callon Petroleum	71,416	632,032
†Carrizo Oil & Gas	49,089	1,517,832
†Clayton Williams Energy	4,848	43,244
†Clean Energy Fuels	67,995	199,225
†Cloud Peak Energy	58,217	113,523
†Contango Oil & Gas	14,481	170,731
Delek U.S. Holdings	46,588	710,001
DHT Holdings	81,900	471,744
†Dorian LPG	22,000	206,800
†Eclipse Resources	51,400	74,016
†Energy Fuels	36,800	81,328
Energy XXI Bermuda	91,357	56,906
†Erin Energy	13,300	25,004
Evolution Petroleum	22,147	107,634
†EXCO Resources	109,950	108,752
Frontline	39,736	332,590
GasLog	38,607	376,032
†Gastar Exploration	48,116	52,928
†Gener8 Maritime	16,900	119,314
Green Plains	29,843	476,294
†Halcon Resources	65,200	62,664
Hallador Energy	10,532	48,131
†Isramco	651	53,187
†Jones Energy Class A	30,600	101,898
†Matador Resources	64,695	1,226,617
Navios Maritime Acquisition	80,800	128,472
Nordic American Tankers	79,298	1,117,309
†Northern Oil & Gas	58,437	233,164
†Oasis Petroleum	152,100	1,107,288
†Pacific Ethanol	25,000	117,000
Panhandle Oil & Gas Class A	12,494	216,271
†Par Pacific Holdings	14,000	262,640
†Parsley Energy Class A	86,000	1,943,600
†PDC Energy	39,950	2,375,028
Peabody Energy	16,686	38,712
†Renewable Energy Group	43,764	413,132
†Rex American Resources	4,850	269,030
†Rex Energy	38,927	29,908
†Ring Energy	19,287	97,399
†RSP Permian	55,500	1,611,720
†Sanchez Energy	47,038	258,239

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers	145,009	$845,402
SemGroup Class A	35,905	804,272
Ship Finance International	47,142	654,802
†Solazyme	55,040	111,731
†Stone Energy	51,071	40,346
†Synergy Resources	107,513	835,376
Teekay Tankers Class A	76,841	282,006
†Transatlantic Petroleum	16,400	12,300
†Triangle Petroleum	56,696	30,746
†Ultra Petroleum	122,500	61,005
†Uranium Energy	107,200	80,186
†W&T Offshore	25,736	56,362
Western Refining	61,041	1,775,683
†Westmoreland Coal	14,557	104,956

		24,164,351

Paper & Forest Products–0.52%
†Boise Cascade	31,746	657,777
†Clearwater Paper	15,251	739,826
Deltic Timber	8,455	508,568
KapStone Paper and Packaging	69,164	957,921
†Louisiana-Pacific	121,978	2,088,263
Neenah Paper	14,595	929,118
P.H. Glatfelter	39,017	808,822
Schweitzer-Mauduit International	26,267	826,885

		7,517,180

Personal Products–0.17%
†Elizabeth Arden	22,300	182,637
Inter Parfums	16,393	506,544
Medifast	10,787	325,660
Natural Health Trends	6,900	228,735
Nature’s Sunshine Products	8,440	81,024
†Nutraceutical International	6,886	167,674
†Revlon Class A	10,254	373,348
†Synutra International	13,658	67,880
†USANA Health Sciences	4,439	538,983

		2,472,485

Pharmaceuticals–1.60%
†Aclaris Therapeutics	4,800	90,960
†Aerie Pharmaceuticals	19,100	232,256
†Agile Therapeutics	12,200	75,762
†Alimera Sciences	21,000	36,750
†Amphastar Pharmaceuticals	28,400	340,800
†ANI Pharmaceuticals	6,700	225,522
†Aralez Pharmaceuticals	44,789	159,001
†Aratana Therapeutics	24,400	134,688
†Assembly Biosciences	12,200	61,244
†BioDelivery Sciences International	33,609	108,557
†Carbylan Therapeutics	15,100	9,714
†Catalent	73,300	1,954,911
†Cempra	31,496	551,810

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Collegium Pharmaceutical	7,600	$137,940
†Corcept Therapeutics	53,911	252,303
†Corium International	10,100	38,986
†Depomed	48,657	677,792
†Dermira	13,200	272,976
†Durect	96,800	130,680
†Endocyte	37,299	115,627
†Flex Pharma	6,800	74,596
Foamix Pharmaceuticals	19,400	126,488
†Heska	5,300	151,050
†Impax Laboratories	61,202	1,959,688
Innoviva	74,700	940,473
†Intersect ENT	15,500	294,500
†Intra-Cellular Therapies	22,800	633,840
†Lannett	21,480	385,136
†Medicines	56,733	1,802,407
†Myokardia	7,800	83,538
†Nektar Therapeutics	111,988	1,539,835
†Neos Therapeutics	6,200	66,898
†Ocular Therapeutix	13,100	126,546
†Omeros	34,166	524,106
†Pacira Pharmaceuticals	30,975	1,641,056
†Paratek Pharmaceuticals	10,600	160,802
†Pernix Therapeutics Holdings	46,262	48,575
Phibro Animal Health Class A	13,500	365,040
†Prestige Brands Holdings	44,355	2,368,113
†Relypsa	28,500	386,175
†Revance Therapeutics	16,300	284,598
†Sagent Pharmaceuticals	20,475	249,181
†SciClone Pharmaceuticals	46,674	513,414
†Sucampo Pharmaceuticals Class A	19,310	211,058
†Supernus Pharmaceuticals	29,385	448,121
†Teligent	32,500	159,250
†Tetraphase Pharmaceuticals	34,800	161,124
†TherapeuticsMD	125,900	805,760
†Theravance Biopharma	22,800	428,640
†VIVUS	69,061	96,685
†XenoPort	48,601	219,191
†Zogenix	17,946	165,821
†Zynerba Pharmaceuticals	6,000	56,700

		23,086,684

Professional Services–1.34%
Acacia Research	47,376	179,555
†Advisory Board	34,624	1,116,624
Barrett Business Services	7,032	202,170
†CBIZ	45,446	458,550
CDI	13,679	85,904
CEB	29,402	1,903,191
†CRA International	9,451	185,618
Exponent	22,530	1,149,255
†Franklin Covey	12,480	219,523

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†FTI Consulting	36,806	$1,306,981
†GP Strategies	11,700	320,580
Heidrick & Struggles International	17,364	411,527
†Hill International	25,600	86,272
†Huron Consulting Group	20,478	1,191,615
†ICF International	15,051	517,303
Insperity	15,201	786,348
Kelly Services Class A	26,077	498,592
Kforce	21,938	429,546
Korn/Ferry International	44,545	1,260,178
†Mistras Group	14,147	350,421
†Navigant Consulting	37,836	598,187
†On Assignment	43,882	1,620,123
†Pendrell	141,559	75,026
Resources Connection	29,009	451,380
†RPX	48,774	549,195
†TriNet Group	37,400	536,690
†TrueBlue	37,487	980,285
†Volt Information Sciences	11,200	84,336
VSE	3,983	270,406
†WageWorks	31,430	1,590,672

		19,416,053

Real Estate Investment Trusts–9.70%
Acadia Realty Trust	58,515	2,055,632
AG Mortgage Investment Trust	26,784	350,067
Agree Realty	16,466	633,447
Alexander’s	1,676	637,802
Altisource Residential	45,300	543,600
American Assets Trust	32,873	1,312,290
American Capital Mortgage Investment	39,711	582,957
Anworth Mortgage Asset	93,031	433,524
Apollo Commercial Real Estate Finance	52,595	857,299
Apollo Residential Mortgage	30,381	407,713
Ares Commercial Real Estate	19,289	211,215
Armada Hoffler Properties	22,500	253,125
Armour Residential REIT	34,953	752,538
Ashford Hospitality Prime	20,254	236,364
Ashford Hospitality Trust	72,698	463,813
Bluerock Residential Growth REIT	16,000	174,080
Capstead Mortgage	76,308	754,686
CareTrust REIT	42,481	539,509
CatchMark Timber Trust	35,100	380,133
Cedar Realty Trust	73,061	528,231
Chatham Lodging Trust	34,731	744,285
Chesapeake Lodging Trust	52,615	1,392,193
Colony Financial	98,179	1,646,462
Colony Starwood Homes	34,400	851,400
Corenergy Infrastructure Trust	10,120	203,513
Coresite Realty	21,068	1,474,971

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Cousins Properties	186,546	$1,936,347
CubeSmart	152,086	5,064,464
CyrusOne	63,306	2,889,919
CYS Investments	140,267	1,141,773
DCT Industrial Trust	77,665	3,065,438
DiamondRock Hospitality	176,174	1,782,881
DuPont Fabros Technology	53,845	2,182,338
Dynex Capital	45,630	303,439
Easterly Government Properties	12,100	224,092
EastGroup Properties	27,869	1,682,452
Education Realty Trust	54,186	2,254,138
EPR Properties	48,440	3,227,073
Equity One	68,605	1,966,219
FelCor Lodging Trust	127,466	1,035,024
First Industrial Realty Trust	94,106	2,139,970
First Potomac Realty Trust	45,418	411,487
Franklin Street Properties	71,404	757,596
GEO Group	64,084	2,221,792
Getty Realty	21,217	420,733
Gladstone Commercial	19,805	324,406
Government Properties Income Trust	62,703	1,119,249
Gramercy Property Trust	355,016	2,999,885
Great Ajax	5,700	63,783
Hannon Armstrong Sustainable Infrastructure Capital	33,800	649,636
Hatteras Financial	85,700	1,225,510
Healthcare Realty Trust	85,092	2,628,492
Hersha Hospitality Trust	39,441	841,671
Highwoods Properties	81,606	3,901,583
Hudson Pacific Properties	65,251	1,887,059
Independence Realty Trust	22,556	160,599
†InfraREIT	19,700	335,885
Invesco Mortgage Capital	108,761	1,324,709
Investors Real Estate Trust	110,862	804,858
†iStar Financial	68,270	659,488
Kite Realty Group Trust	71,854	1,991,074
Ladder Capital Class A	39,293	489,198
LaSalle Hotel Properties	98,511	2,493,313
Lexington Realty Trust	180,886	1,555,620
LTC Properties	30,773	1,392,171
Mack-Cali Realty	76,000	1,786,000
Medical Properties Trust	197,472	2,563,187
Monmouth Real Estate Investment	55,689	662,142
Monogram Residential Trust	146,800	1,447,448
National Health Investors	32,234	2,144,206
National Storage Affiliates Trust	19,800	419,760
New Residential Investment	197,400	2,295,762
New Senior Investment Group	68,900	709,670
New York Mortgage Trust	97,532	462,302
New York REIT	138,600	1,399,860
Nexpoint Residential Trust	16,300	213,367
One Liberty Properties	10,738	240,639

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Orchid Island Capital	15,600	$161,772
Parkway Properties	75,210	1,177,789
Pebblebrook Hotel Trust	63,010	1,831,701
Pennsylvania Real Estate Investment Trust	61,099	1,335,013
PennyMac Mortgage Investment Trust	59,721	814,594
Physicians Realty Trust	90,300	1,677,774
Potlatch	36,292	1,143,198
Preferred Apartment Communities	18,800	238,384
PS Business Parks	16,862	1,694,800
QTS Realty Trust	24,800	1,175,024
RAIT Financial Trust	70,832	222,412
Ramco-Gershenson Properties Trust	68,805	1,240,554
Redwood Trust	67,646	884,810
Resource Capital	30,082	338,423
Retail Opportunity Investments	85,667	1,723,620
Rexford Industrial Realty	48,400	878,944
RLJ Lodging Trust	108,361	2,479,300
Rouse Properties	34,360	631,537
Ryman Hospitality Properties	37,403	1,925,506
Sabra Health Care REIT	57,655	1,158,289
Saul Centers	9,166	485,981
Select Income REIT	55,463	1,278,422
Silver Bay Realty Trust	31,852	473,002
Sovran Self Storage	34,188	4,032,475
STAG Industrial	57,834	1,177,500
STORE Capital	36,300	939,444
Summit Hotel Properties	78,373	938,125
Sun Communities	44,039	3,153,633
Sunstone Hotel Investors	175,692	2,459,688
Terreno Realty	37,814	886,738
UMH Properties	17,967	178,233
=United Development Funding IV	27,300	87,360
Universal Health Realty Income Trust	11,273	634,106
Urban Edge Properties	76,400	1,974,176
Urstadt Biddle Properties Class A	25,117	526,201
Washington Real Estate Investment Trust	58,775	1,716,818
Western Asset Mortgage Capital	39,084	392,794
Whitestone REIT	21,971	276,175
Xenia Hotels & Resorts	98,200	1,533,884

		140,198,755

Real Estate Management & Development–0.45%
Alexander & Baldwin	43,000	1,577,240
†Altisource Asset Management	1,000	11,800
†Altisource Portfolio Solutions	12,400	299,460
†AV Homes	8,780	99,741
Consolidated-Tomoka Land	4,399	202,970
†Forestar Group	32,877	428,716
†FRP Holdings	5,972	212,603
Kennedy-Wilson Holdings	81,553	1,786,011

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Marcus & Millichap	12,200	$309,758
RE/MAX Holdings	9,300	318,990
†RMR Group Class A	7,895	197,454
†St. Joe	45,868	786,636
†Tejon Ranch	9,765	200,866

		6,432,245

Road & Rail–0.53%
ArcBest	23,542	508,272
Celadon Group	20,646	216,370
†Covenant Transportation Group Class A	10,200	246,738
Heartland Express	45,209	838,627
Knight Transportation	55,182	1,443,009
Marten Transport	17,978	336,548
†P.A.M. Transportation Services	2,100	64,680
†Roadrunner Transportation Systems	25,803	321,505
†Saia	19,863	559,143
†Swift Transportation	77,868	1,450,681
Universal Truckload Services	6,097	100,418
†USA Truck	11,400	214,776
Werner Enterprises	39,456	1,071,625
†YRC Worldwide	25,000	233,000

		7,605,392

Semiconductors & Semiconductor Equipment–3.24%
†Advanced Energy Industries	36,279	1,262,146
†Advanced Micro Devices	545,200	1,553,820
†Alpha & Omega Semiconductor	19,771	234,286
†Ambarella	25,592	1,143,962
†Amkor Technology	88,465	521,059
†Applied Micro Circuits	73,890	477,329
†Axcelis Technologies	93,334	261,335
Brooks Automation	61,390	638,456
Cabot Microelectronics	19,771	808,832
†Cascade Microtech	9,200	189,704
†Cavium	47,173	2,885,101
†CEVA	19,023	428,017
†Cirrus Logic	54,488	1,983,908
Cohu	21,843	259,495
†Diodes	33,065	664,607
†DSP Group	17,252	157,338
†Entegris	123,350	1,680,027
†Exar	41,984	241,408
†Fairchild Semiconductor International	98,800	1,976,000
†FormFactor	48,314	351,243
†Inphi	34,194	1,140,028
†Integrated Device Technology	114,019	2,330,548
Intersil Class A	112,595	1,505,395
IXYS	23,122	259,429
†Kopin	64,942	107,804
†Lattice Semiconductor	108,126	614,156

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†M/A-COM Technology Solutions
Holdings	21,307	$933,034
†Mattson Technology	64,100	233,965
†MaxLinear Class A	46,472	859,732
†Microsemi	92,655	3,549,613
MKS Instruments	45,524	1,713,979
Monolithic Power Systems	33,553	2,135,313
†Nanometrics	22,922	363,084
†NeoPhotonics	24,000	336,960
NVE	4,618	261,056
†PDF Solutions	25,878	346,248
†Photronics	60,160	626,266
Power Integrations	25,656	1,274,077
†Rambus	101,886	1,400,933
†Rudolph Technologies	28,138	384,365
†Semtech	57,684	1,268,471
†Sigma Designs	31,300	212,840
†Silicon Laboratories	36,800	1,654,528
†Synaptics	31,152	2,484,060
Tessera Technologies	46,435	1,439,485
†Ultra Clean Holdings	28,866	154,722
†Ultratech	26,455	577,777
†Veeco Instruments	32,107	625,444
†Xcerra	43,741	285,191

		46,796,576

Software–4.46%
†A10 Networks	36,800	217,856
†ACI Worldwide	102,151	2,123,719
American Software Class A	25,261	227,349
†Aspen Technology	72,875	2,632,974
†AVG Technologies	32,596	676,367
†Barracuda Networks	7,500	115,500
Blackbaud	39,733	2,498,808
†Bottomline Technologies	35,571	1,084,560
†BroadSoft	25,014	1,009,315
†Callidus Software	47,557	793,251
†CommVault Systems	39,802	1,718,252
†Digimarc	6,058	183,557
†Digital Turbine	56,000	66,640
Ebix	23,878	973,984
†Ellie Mae	25,292	2,292,467
†EnerNOC	20,785	155,472
Epiq Systems	29,359	440,972
†ePlus	4,979	400,859
Fair Isaac	26,339	2,794,304
†Fleetmatics Group	33,839	1,377,586
†Gigamon	24,700	766,194
†Globant	13,600	419,696
†Glu Mobile	91,532	258,120
†Guidance Software	24,949	107,281
†Guidewire Software	61,278	3,338,425

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†HubSpot	16,600	$724,092
†Imperva	23,661	1,194,881
†Infoblox	51,892	887,353
†Interactive Intelligence Group	15,520	565,238
†Jive Software	42,555	160,858
†Manhattan Associates	64,080	3,644,230
Mentor Graphics	79,690	1,620,098
†MicroStrategy	8,184	1,470,828
†MobileIron	45,700	206,564
†Model N	13,800	148,626
Monotype Imaging Holdings	35,831	857,078
†Park City Group	12,800	115,712
†Paycom Software	28,300	1,007,480
†Paylocity Holding	13,600	445,264
Pegasystems	31,402	796,983
†Progress Software	44,900	1,082,988
†Proofpoint	33,520	1,802,706
†PROS Holdings	22,037	259,816
QAD Class A	7,073	150,301
†Qlik Technologies	79,880	2,310,130
†Qualys	19,525	494,178
†Rapid7	8,100	105,867
†RealPage	46,411	967,205
†RingCentral Class A	46,900	738,675
†Rovi	69,700	1,429,547
†Rubicon Project	22,700	414,956
Sapiens International	23,890	286,202
†Seachange International	33,079	182,596
†Silver Spring Networks	34,500	508,875
†Synchronoss Technologies	34,544	1,117,153
†Take-Two Interactive Software	71,541	2,694,949
†Tangoe	33,351	263,139
†Telenav	25,300	149,270
†TiVo	76,899	731,309
†Tubemogul	14,700	190,218
†Tyler Technologies	29,236	3,760,042
†Varonis Systems	9,600	175,200
†VASCO Data Security International	26,059	401,309
†Verint Systems	53,670	1,791,505
†VirnetX Holding	29,605	135,887
†Workiva	9,100	106,015
†Xura	21,641	425,678
†Zendesk	46,100	964,873
†Zix	58,574	230,196

		64,389,578

Specialty Retail–2.69%
Abercrombie & Fitch	59,400	1,873,476
American Eagle Outfitters	156,400	2,607,188
†America’s Car-Mart	8,285	207,125
†Asbury Automotive Group	22,244	1,331,081
†Ascena Retail Group	151,149	1,671,708

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Barnes & Noble	46,272	$571,922
†Barnes & Noble Education	29,243	286,581
bebe stores	22,415	12,324
Big 5 Sporting Goods	14,893	165,461
†Boot Barn Holdings	11,100	104,340
Buckle	22,708	769,120
†Build-A-Bear Workshop	10,800	140,292
Caleres	38,825	1,098,359
Cato Class A	23,682	912,941
Chico’s FAS	125,900	1,670,693
Children’s Place	18,201	1,519,237
†Christopher & Banks	36,900	88,191
Citi Trends	13,276	236,711
†Conn’s	21,602	269,161
†Container Store Group	15,800	92,746
†Destination XL Group	25,722	132,983
†Express	74,575	1,596,651
Finish Line Class A	37,008	780,869
†Five Below	46,918	1,939,590
†Francesca’s Holdings	39,462	756,092
†Genesco	19,432	1,403,962
Group 1 Automotive	20,735	1,216,937
Guess	54,800	1,028,596
Haverty Furniture	15,414	326,160
†Hibbett Sports	19,683	706,620
Kirkland’s	12,675	221,939
Lithia Motors Class A	19,937	1,741,098
†Lumber Liquidators Holdings	25,016	328,210
†MarineMax	23,340	454,430
†Mattress Firm Holding	16,519	700,240
Monro Muffler Brake	27,349	1,954,633
Outerwall	14,744	545,381
†Party City Holdco	22,400	336,896
Pier 1 Imports	70,825	496,483
Rent-A-Center	42,810	678,539
†Restoration Hardware Holdings	27,467	1,150,867
†Select Comfort	42,011	814,593
Shoe Carnival	12,521	337,566
Sonic Automotive Class A	29,731	549,429
†Sportsman’s Warehouse Holdings	13,600	171,360
Stage Stores	29,395	236,924
Stein Mart	24,246	177,723
Tailored Brands	41,142	736,442
†Tile Shop Holdings	27,200	405,552
† Tilly’s Class A	5,063	33,871
†Vitamin Shoppe	23,707	733,969
†West Marine	15,708	142,786
Winmark	1,509	147,852
†Zumiez	16,623	331,130

		38,945,030

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.68%
†Avid Technology	28,700	$194,012
CPI Card Group	14,400	118,656
†Cray	34,869	1,461,360
Diebold	57,100	1,650,761
†Eastman Kodak	17,100	185,535
†Electronics For Imaging	40,367	1,711,157
†Imation	16,300	25,265
†Immersion	20,327	167,901
†Nimble Storage	40,800	319,872
†Pure Storage Class A	23,900	327,191
†QLogic	75,641	1,016,615
†Quantum	200,628	122,383
†Silicon Graphics International	24,767	176,341
†Stratasys	45,400	1,176,768
†Super Micro Computer	32,715	1,114,927
†Violin Memory	58,000	30,288

		9,799,032

Textiles, Apparel & Luxury Goods–0.93%
†Cherokee	7,200	128,088
Columbia Sportswear	25,220	1,515,470
†Crocs	61,500	591,630
Culp	7,541	197,725
†Deckers Outdoor	28,700	1,719,417
†G-III Apparel Group	34,896	1,706,065
†Iconix Brand Group	37,051	298,261
Movado Group	14,680	404,140
Oxford Industries	13,076	879,099
†Perry Ellis International	10,714	197,245
†Sequential Brands Group	33,810	216,046
†Steven Madden	49,334	1,827,331
Superior Uniform Group	4,900	87,318
†Tumi Holdings	49,546	1,328,824
†Unifi	12,374	283,488
†Vera Bradley	16,479	335,183
†Vince Holding	19,100	120,903
Wolverine World Wide	90,508	1,667,157

		13,503,390

Thrifts & Mortgage Finance–1.98%
†Anchor BanCorp Wisconsin	7,300	328,938
Astoria Financial	79,553	1,260,120
Bank Mutual	42,625	322,671
BankFinancial	13,649	161,331
†BBX Capital Class A	4,108	65,564
†Bear State Financial	8,540	79,166
†Beneficial Bancorp	71,956	985,078
†BofI Holding	49,760	1,061,878
Brookline Bancorp	61,519	677,324
Capitol Federal Financial	121,400	1,609,764
Charter Financial	14,593	197,005
Clifton Bancorp	25,562	386,497

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares	23,751	$418,493
†Essent Group	44,900	933,920
EverBank Financial	85,965	1,297,212
Federal Agricultural Mortgage Class C	8,874	334,816
First Defiance Financial	6,643	255,158
†Flagstar Bancorp	19,400	416,324
Fox Chase Bancorp	11,413	220,499
Hingham Institution for Savings	900	107,199
†HomeStreet	16,629	346,049
†Impac Mortgage Holdings	8,000	110,960
Kearny Financial	80,917	999,325
†LendingTree	5,605	548,057
Meridian Bancorp	49,454	688,400
Meta Financial Group	5,400	246,240
†MGIC Investment	296,650	2,275,305
†Nationstar Mortgage Holdings	35,400	350,460
†NMI Holdings Class A	48,500	244,925
Northfield Bancorp	36,656	602,625
Northwest Bancshares	89,966	1,215,441
OceanFirst Financial	10,876	192,288
†Ocwen Financial	84,300	208,221
Oritani Financial	34,211	580,561
†PennyMac Financial Services Class A	13,400	157,584
†PHH	38,552	483,442
Provident Financial Services	58,231	1,175,684
Radian Group	167,554	2,077,670
†Stonegate Mortgage	9,300	53,382
Territorial Bancorp	6,742	175,697
TrustCo Bank	88,003	533,298
United Community Financial	45,200	265,324
United Financial Bancorp	38,254	481,618
†Walker & Dunlop	23,263	564,593
Washington Federal	81,500	1,845,975
Waterstone Financial	19,664	269,004
WSFS Financial	24,891	809,455

		28,620,540

Tobacco–0.19%
Universal	19,742	1,121,543
Vector Group	73,720	1,683,765

		2,805,308

Trading Companies & Distributors–0.73%
Aircastle	55,244	1,228,627
Applied Industrial Technologies	35,430	1,537,662
†Beacon Roofing Supply	42,290	1,734,313
†BMC Stock Holdings	31,200	518,544
†CAI International	13,507	130,478
†DXP Enterprises	12,112	212,687
H&E Equipment Services	28,781	504,531
Kaman Class A	24,252	1,035,318
†Lawson Products	3,800	74,404

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†MRC Global	91,100	$1,197,054
†Neff Class A	6,900	51,336
†Rush Enterprises Class A	31,119	567,611
TAL International Group	25,486	393,504
Textainer Group Holdings	20,220	300,065
†Titan Machinery	14,270	164,961
†Univar	35,100	603,018
†Veritiv	7,100	264,546

		10,518,659

Transportation Infrastructure–0.06%
†Wesco Aircraft Holdings	55,820	803,250

		803,250

Water Utilities–0.31%
American States Water	32,554	1,281,325
Artesian Resources Class A	7,219	201,843
California Water Service Group	41,842	1,118,018
Connecticut Water Service	9,225	416,047
Consolidated Water	18,500	225,145
Middlesex Water	13,731	423,601
SJW	14,815	538,525
York Water	10,937	333,797

		4,538,301

Wireless Telecommunication Services–0.14%
†Boingo Wireless	37,197	287,161
=Leap Wireless International	38,182	96,219
†NTELOS Holdings	18,057	166,124
Shenandoah Telecommunications	42,950	1,148,913
Spok Holdings	19,077	334,038

		2,032,455

Total Common Stock (Cost $1,259,744,419)		1,410,685,373

RIGHTS–0.01%
†@=Dyax	122,431	135,898
†=Forest Laboratories	3,000	0
†=Trius Therapeutics	28,563	0
†@Vince Holding exercise price $5.50, expiration date 4/14/16	19,100	5,059

Total Rights (Cost $135,898)		140,957

WARRANTS–0.00%
†Greenhunter Energy, exercise price $27.50, expiration date 12/31/17	90	0
†@Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015	0

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

WARRANTS (continued)
†Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	$0

Total Warrants (Cost $9,275)		0

MONEY MARKET FUND–2.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	29,811,374	29,811,374

Total Money Market Fund (Cost $29,811,374)		29,811,374

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.17%
≠¥U.S. Treasury Obligations–0.17%
U.S. Treasury Bill 0.46% 6/16/16	2,400,000	$2,399,062

Total Short-Term Investment (Cost $2,397,656)		2,399,062

TOTAL VALUE OF SECURITIES–99.86% (Cost $1,292,098,622)	1,443,036,766
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	2,083,836

NET ASSETS APPLICABLE TO 59,652,102 SHARES OUTSTANDING–100.00%	$1,445,120,602

†	Non-income producing for the period.

«	Includes $1,119,335 due to broker for futures contract as of March 31, 2016.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $4,772,044, which represents 0.33% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $319,477, which represents 0.02% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at March 31, 2016:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
286 E-mini Russell 2000 Index	$30,540,865	$31,734,560	6/20/16	$1,193,695

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP SSgA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S.GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,292,098,622

Aggregate unrealized appreciation	$334,186,060
Aggregate unrealized depreciation	(183,247,916)

Net unrealized appreciation	$150,938,144

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$19,806,150	$—	$—	$19,806,150
Air Freight & Logistics	7,298,810	—	—	7,298,810
Airlines	5,759,622	—	—	5,759,622
Auto Components	15,995,868	—	—	15,995,868
Automobiles	571,869	—	—	571,869
Banks	126,853,095	1,065,537	—	127,918,632
Beverages	2,933,402	—	—	2,933,402
Biotechnology	62,190,992	—	—	62,190,992
Building Products	14,658,574	—	—	14,658,574
Capital Markets	18,479,248	—	—	18,479,248
Chemicals	26,034,110	—	—	26,034,110
Commercial Services & Supplies	32,197,078	—	—	32,197,078
Communications Equipment	22,822,473	—	—	22,822,473
Construction & Engineering	11,981,245	—	—	11,981,245
Construction Materials	2,723,009	—	—	2,723,009
Consumer Finance	6,386,695	—	—	6,386,695
Containers & Packaging	5,500,385	—	—	5,500,385
Distributors	5,201,290	—	—	5,201,290
Diversified Consumer Services	14,477,128	—	—	14,477,128
Diversified Financial Services	5,632,741	—	—	5,632,741
Diversified Telecommunication Services	11,239,007	—	—	11,239,007
Electric Utilities	19,815,239	—	—	19,815,239
Electrical Equipment	10,464,051	—	—	10,464,051
Electronic Equipment, Instruments & Components	41,733,110	—	—	41,733,110
Energy Equipment & Services	11,951,252	—	—	11,951,252
Food & Staples Retailing	13,269,869	—	—	13,269,869
Food Products	26,724,972	—	—	26,724,972
Gas Utilities	21,455,834	—	—	21,455,834
Health Care Equipment & Supplies	53,096,358	244,133	—	53,340,491
Health Care Providers & Services	38,573,652	—	—	38,573,652
Health Care Technology	6,265,174	—	—	6,265,174
Hotels, Restaurants & Leisure	48,870,094	—	—	48,870,094
Household Durables	18,633,887	—	—	18,633,887
Household Products	3,227,003	—	—	3,227,003
Independent Power & Renewable Electricity Producers	6,846,620	—	—	6,846,620
Industrial Conglomerates	543,895	—	—	543,895
Insurance	31,852,926	2,642,921	—	34,495,847
Internet & Catalog Retail	7,607,128	—	—	7,607,128
Internet Software & Services	30,864,459	—	—	30,864,459
IT Services	38,054,002	—	—	38,054,002
Leisure Products	4,562,164	—	—	4,562,164
Life Sciences Tools & Services	9,033,667	—	—	9,033,667
Machinery	40,513,698	—	—	40,513,698
Marine	1,740,202	—	—	1,740,202
Media	21,758,732	—	—	21,758,732
Metals & Mining	12,938,790	—	—	12,938,790
Multiline Retail	6,618,444	—	—	6,618,444
Multi-Utilities	7,329,505	—	—	7,329,505
Oil, Gas & Consumable Fuels	24,164,351	—	—	24,164,351
Paper & Forest Products	7,517,180	—	—	7,517,180
Personal Products	2,472,485	—	—	2,472,485
Pharmaceuticals	23,086,684	—	—	23,086,684
Professional Services	19,416,053	—	—	19,416,053
Real Estate Investment Trusts	140,111,395	—	87,360	140,198,755

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$6,432,245	$—	$—	$6,432,245
Road & Rail	7,605,392	—	—	7,605,392
Semiconductors & Semiconductor Equipment	46,796,576	—	—	46,796,576
Software	64,389,578	—	—	64,389,578
Specialty Retail	38,945,030	—	—	38,945,030
Technology Hardware, Storage & Peripherals	9,799,032	—	—	9,799,032
Textiles, Apparel & Luxury Goods	13,503,390	—	—	13,503,390
Thrifts & Mortgage Finance	28,620,540	—	—	28,620,540
Tobacco	2,805,308	—	—	2,805,308
Trading Companies & Distributors	10,518,659	—	—	10,518,659
Transportation Infrastructure	803,250	—	—	803,250
Water Utilities	4,538,301	—	—	4,538,301
Wireless Telecommunication Services	1,936,236	—	96,219	2,032,455
Rights	—	—	140,957	140,957
Warrants	—	—	—	—
Money Market Fund	29,811,374	—	—	29,811,374
Short-Term Investment	—	2,399,062	—	2,399,062

Total	$1,436,360,577	$6,351,653	$324,536	$1,443,036,766

Futures Contract	$1,193,695	$—	$—	$1,193,695

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund’s name became LVIP SSGA Small-Cap Index Fund.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSGA SMID Cap Managed Volatility Fund (formerly, LVIP SSgA Small-Cap Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.00%
Equity Funds–94.00%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	3,958,180	$39,732,214
LVIP SSgA Small-Cap Index Fund	6,533,827	158,308,104

Total Affiliated Investment Companies (Cost $201,037,824)		198,040,318

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.29%
Money Market Fund–5.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	11,146,919	$11,146,919

Total Unaffiliated Investment Company (Cost $11,146,919)		11,146,919

TOTAL VALUE OF SECURITIES–99.29% (Cost $212,184,743)	209,187,237
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	1,489,615

NET ASSETS APPLICABLE TO 20,436,990 SHARES OUTSTANDING–100.00%	$210,676,852

*	Standard Class shares.

«	Includes $3,346,954 cash collateral held at broker for future contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(259)	E-mini Russell 2000 Index	$(27,389,988)	$(28,738,640)	6/20/16	$(1,348,652)
(50)	E-mini S&P MidCap 400 Index	(6,871,958)	(7,206,000)	6/20/16	(334,042)

					$(1,682,694)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$212,184,743

Aggregate unrealized appreciation	$5,146,479
Aggregate unrealized depreciation	(8,143,985)

Net unrealized depreciation	$(2,997,506)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$209,187,237

Futures Contracts	$(1,682,694)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP SSgA Mid-Cap Index Fund	$—	$36,030,513	$1,544,397	$99,619	$39,732,214	$—	$—
LVIP SSgA Small-Cap Index Fund	176,427,820	15,881,857	28,380,704	(9,002,141)	158,308,104	—	—

Total	$176,427,820	$51,912,370	$29,925,101	$(8,902,522)	$198,040,318	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.42%
Aerospace & Defense–1.45%
Boeing	101,600	$12,897,104

		12,897,104

Air Freight & Logistics–0.54%
FedEx	29,800	4,849,056

		4,849,056

Airlines–2.93%
American Airlines Group	424,200	17,396,442
†United Continental Holdings	144,200	8,631,812

		26,028,254

Auto Components–1.17%
BorgWarner	141,800	5,445,120
Delphi Automotive	66,400	4,981,328

		10,426,448

Automobiles–1.59%
†Ferrari	98,540	4,109,118
†Tesla Motors	43,600	10,017,972

		14,127,090

Biotechnology–6.24%
†Alexion Pharmaceuticals	104,900	14,604,178
†Biogen	23,400	6,091,488
†BioMarin Pharmaceutical	36,800	3,035,264
†Celgene	87,300	8,737,857
Gilead Sciences	84,300	7,743,798
†Incyte	49,000	3,551,030
†Regeneron Pharmaceuticals	12,700	4,577,588
†Vertex Pharmaceuticals	90,700	7,209,743

		55,550,946

Capital Markets–2.40%
BlackRock	6,500	2,213,705
Morgan Stanley	340,100	8,505,901
State Street	88,400	5,173,168
TD Ameritrade Holding	172,300	5,432,619

		21,325,393

Chemicals–0.64%
Ashland	51,500	5,662,940

		5,662,940

Communications Equipment–0.74%
†Palo Alto Networks	40,300	6,574,542

		6,574,542

Construction Materials–0.39%
Martin Marietta Materials	21,900	3,493,269

		3,493,269

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–1.06%
Intercontinental Exchange	40,200	$9,452,628

		9,452,628

Food & Staples Retailing–2.26%
Costco Wholesale	19,700	3,104,326
CVS Health	67,300	6,981,029
Walgreens Boots Alliance	119,100	10,032,984

		20,118,339

Health Care Equipment & Supplies–2.29%
†Intuitive Surgical	22,100	13,283,205
Stryker	66,000	7,081,140

		20,364,345

Health Care Providers & Services–6.08%
Aetna	62,500	7,021,875
Anthem	84,500	11,744,655
Cigna	52,100	7,150,204
Humana	43,400	7,940,030
McKesson	48,300	7,595,175
UnitedHealth Group	98,300	12,670,870

		54,122,809

Hotels, Restaurants & Leisure–4.37%
Hilton Worldwide Holdings	224,100	5,046,732
Las Vegas Sands	100,100	5,173,168
Marriott International Class A	93,700	6,669,566
†MGM Resorts International	458,110	9,821,878
Royal Caribbean Cruises	58,800	4,830,420
Starbucks	122,900	7,337,130

		38,878,894

Industrial Conglomerates–3.44%
Danaher	245,840	23,320,382
Roper Technologies	39,800	7,274,246

		30,594,628

Internet & Catalog Retail–11.47%
†Amazon.com	101,700	60,373,188
†@=Flipkart Limited Series A	274	33,072
†@=Flipkart Limited Series C	482	58,177
†@=Flipkart Limited Series E	894	107,906
†@=Flipkart Limited Series G	4,035	487,026
†@=Flipkart Limited Series H	5,220	630,054
†@=Flipkart Limited Ordinary Shares	800	96,560
†Netflix	66,100	6,757,403
†Priceline Group	26,000	33,512,960

		102,056,346

Internet Software & Services–13.69%
†Alibaba Group Holding ADR	33,888	2,678,169
†Alphabet Class A	41,900	31,965,510
†Alphabet Class C	37,183	27,699,476
†@=Dropbox Class A	34,588	273,591

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Facebook Class A	315,200	$35,964,320
†LinkedIn Class A	25,900	2,961,665
Tencent Holdings	585,500	11,955,526
†VeriSign	93,400	8,269,636

		121,767,893

IT Services–6.23%
†Fiserv	56,000	5,744,480
MasterCard Class A	232,900	22,009,050
†PayPal Holdings	145,900	5,631,740
Visa Class A	288,000	22,026,240

		55,411,510

Life Sciences Tools & Services–0.31%
†Illumina	17,100	2,772,081

		2,772,081

Machinery–1.43%
Flowserve	91,996	4,085,542
Wabtec	108,700	8,618,823

		12,704,365

Media–0.57%
Walt Disney	51,000	5,064,810

		5,064,810

Pharmaceuticals–4.62%
†Allergan	92,711	24,849,329
Bristol-Myers Squibb	254,600	16,263,848

		41,113,177

Professional Services–0.24%
†IHS Class A	16,300	2,023,808
†@=Wework Companies	1,912	71,976

		2,095,784

Real Estate Investment Trusts–2.58%
American Tower	156,600	16,031,142
Crown Castle International	80,400	6,954,600

		22,985,742

Road & Rail–0.74%
Canadian Pacific Railway	39,300	5,214,717
Kansas City Southern	16,100	1,375,745

		6,590,462

Semiconductors & Semiconductor Equipment–1.57%
ASML Holding New York Shares	62,200	6,244,258
†NXP Semiconductors	95,000	7,701,650

		13,945,908

Software–6.24%
Microsoft	489,700	27,046,131
†Mobileye	214,200	7,987,518
†NetSuite	59,100	4,047,759

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†salesforce.com	155,700	$11,495,331
†ServiceNow	80,200	4,906,636

		55,483,375

Specialty Retail–4.09%
†AutoZone	12,000	9,560,280
†CarMax	70,500	3,602,550
Lowe’s	137,800	10,438,350
Ross Stores	85,700	4,962,030
Tractor Supply	86,500	7,824,790

		36,388,000

Technology Hardware, Storage & Peripherals–2.59%
Apple	211,700	23,073,183

		23,073,183

Textiles, Apparel & Luxury Goods–1.84%
Hanesbrands	272,000	7,708,480
NIKE Class B	141,100	8,673,417

		16,381,897

Tobacco–1.17%
Philip Morris International	105,700	10,370,227

		10,370,227

Wireless Telecommunication Services–0.45%
†T-Mobile U.S.	105,100	4,025,330

		4,025,330

Total Common Stock (Cost $693,772,176)		866,696,775

CONVERTIBLE PREFERRED STOCK–0.39%
†@=Magic Leap Series C	47,862	1,102,405
†@=Uber Technologies Series G	34,107	1,563,666
†@=Xiaoju Kuaizhi (Didi)	26,379	806,577

Total Convertible Preferred Stock (Cost $3,489,354)		3,472,648

PREFERRED STOCK–0.35%
†@=Airbnb Series D	14,304	1,251,725
†@=Airbnb Series E	14,245	1,246,562
†@=Livingsocial Series F	14,245	—
†@=Wework Companies Series E	17,187	646,991

Total Preferred Stock (Cost $2,583,307)		3,145,278

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	18,637,476	$18,637,476

Total Money Market Fund (Cost $18,637,476)		18,637,476

TOTAL VALUE OF SECURITIES–100.26% (Cost $718,482,313)	$891,952,177
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(2,275,644)

NET ASSETS APPLICABLE TO 28,434,536 SHARES OUTSTANDING–100.00%	$889,676,533

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $8,376,288, which represents 0.94% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $8,376,288, which represents 0.94% of the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$718,482,313

Aggregate unrealized appreciation	$189,739,767
Aggregate unrealized depreciation	(16,269,903)

Net unrealized appreciation	$173,469,864

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$12,897,104	$—	$12,897,104
Air Freight & Logistics	4,849,056	—	4,849,056
Airlines	26,028,254	—	26,028,254
Auto Components	10,426,448	—	10,426,448
Automobiles	14,127,090	—	14,127,090
Biotechnology	55,550,946	—	55,550,946
Capital Markets	21,325,393	—	21,325,393
Chemicals	5,662,940	—	5,662,940
Communications Equipment	6,574,542	—	6,574,542
Construction Materials	3,493,269	—	3,493,269
Diversified Financial Services	9,452,628	—	9,452,628
Food & Staples Retailing	20,118,339	—	20,118,339
Health Care Equipment & Supplies	20,364,345	—	20,364,345
Health Care Providers & Services	54,122,809	—	54,122,809
Hotels, Restaurants & Leisure	38,878,894	—	38,878,894
Industrial Conglomerates	30,594,628	—	30,594,628
Internet & Catalog Retail	100,643,551	1,412,795	102,056,346
Internet Software & Services	121,494,302	273,591	121,767,893
IT Services	55,411,510	—	55,411,510
Life Sciences Tools & Services	2,772,081	—	2,772,081
Machinery	12,704,365	—	12,704,365
Media	5,064,810	—	5,064,810
Pharmaceuticals	41,113,177	—	41,113,177
Professional Services	2,023,808	71,976	2,095,784
Real Estate Investment Trusts	22,985,742	—	22,985,742
Road & Rail	6,590,462	—	6,590,462
Semiconductors & Semiconductor Equipment	13,945,908	—	13,945,908
Software	55,483,375	—	55,483,375
Specialty Retail	36,388,000	—	36,388,000
Technology Hardware, Storage & Peripherals	23,073,183	—	23,073,183
Textiles, Apparel & Luxury Goods	16,381,897	—	16,381,897
Tobacco	10,370,227	—	10,370,227
Wireless Telecommunication Services	4,025,330	—	4,025,330
Convertible Preferred Stock	—	3,472,648	3,472,648
Preferred Stock	—	3,145,278	3,145,278
Money Market Fund	18,637,476	—	18,637,476

Total	$883,575,889	$8,376,288	$891,952,177

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.32%
Aerospace & Defense–1.40%
†DigitalGlobe	52,700	$911,710
Rockwell Collins	25,400	2,342,134
Textron	76,700	2,796,482
†TransDigm Group	14,600	3,216,964

		9,267,290

Air Freight & Logistics–0.47%
CH Robinson Worldwide	19,400	1,440,062
Expeditors International of Washington	33,400	1,630,254

		3,070,316

Airlines–2.53%
Alaska Air Group	37,100	3,042,942
Allegiant Travel	7,500	1,335,450
Copa Holdings Class A	18,000	1,219,500
Southwest Airlines	119,000	5,331,200
†Spirit Airlines	25,300	1,213,894
†United Continental Holdings	75,500	4,519,430

		16,662,416

Auto Components–0.51%
BorgWarner	61,000	2,342,400
Delphi Automotive	13,700	1,027,774

		3,370,174

Automobiles–0.62%
†Ferrari	28,080	1,170,936
Harley-Davidson	18,900	970,137
†Tesla Motors	8,400	1,930,068

		4,071,141

Banks–0.93%
BankUnited	51,100	1,759,884
Fifth Third Bancorp	65,000	1,084,850
†SVB Financial Group	20,300	2,071,615
Webster Financial	33,800	1,213,420

		6,129,769

Beverages–2.01%
Brown-Forman Class B	32,662	3,216,227
Constellation Brands Class A	32,600	4,925,534
Dr Pepper Snapple Group	18,900	1,690,038
†Monster Beverage	25,900	3,454,542

		13,286,341

Biotechnology–2.57%
†ACADIA Pharmaceuticals	62,100	1,736,316
†Agios Pharmaceuticals	9,600	389,760
†Alkermes	36,600	1,251,354
†Alnylam Pharmaceuticals	15,400	966,658
†BioMarin Pharmaceutical	36,300	2,994,024
†Bluebird Bio	9,300	395,250
†Clovis Oncology	5,800	111,360

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	44,700	$3,239,409
†Intercept Pharmaceuticals	5,500	706,585
†Ironwood Pharmaceuticals	38,100	416,814
†Neurocrine Biosciences	20,100	794,955
†Puma Biotechnology	8,200	240,834
†Seattle Genetics	25,800	905,322
†Ultragenyx Pharmaceutical	7,300	462,163
†United Therapeutics	10,000	1,114,300
†Vertex Pharmaceuticals	15,200	1,208,248

		16,933,352

Building Products–0.86%
Allegion	53,900	3,433,969
Fortune Brands Home & Security	40,500	2,269,620

		5,703,589

Capital Markets–2.07%
†E*TRADE Financial	92,800	2,272,672
Financial Engines	39,900	1,254,057
Invesco	28,300	870,791
Lazard Class A	65,500	2,541,400
LPL Financial Holdings	28,500	706,800
Northern Trust	25,600	1,668,352
TD Ameritrade Holding	107,200	3,380,016
WisdomTree Investments	83,800	957,834

		13,651,922

Chemicals–3.84%
Air Products & Chemicals	16,600	2,391,230
Ashland	27,100	2,979,916
Celanese Class A	54,400	3,563,200
CF Industries Holdings	61,500	1,927,410
NewMarket	3,200	1,268,032
PolyOne	29,700	898,425
RPM International	79,000	3,739,070
Sherwin-Williams	16,100	4,583,187
Valspar	37,100	3,970,442

		25,320,912

Commercial Services & Supplies–1.78%
†Copart	42,700	1,740,879
KAR Auction Services	64,500	2,460,030
Ritchie Bros Auctioneers	78,800	2,133,904
Rollins	86,800	2,354,016
†Stericycle	10,100	1,274,519
Waste Connections	27,250	1,760,078

		11,723,426

Communications Equipment–1.12%
†F5 Networks	13,200	1,397,220
Harris	18,300	1,424,838
Motorola Solutions	16,400	1,241,480

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Palo Alto Networks	20,500	$3,344,370

		7,407,908

Construction Materials–0.76%
Eagle Materials	14,100	988,551
Vulcan Materials	38,200	4,032,774

		5,021,325

Containers & Packaging–1.06%
Ball	60,400	4,305,916
Sealed Air	55,500	2,664,555

		6,970,471

Diversified Consumer Services–0.54%
Service Corp International	105,500	2,603,740
Sotheby’s	35,100	938,223

		3,541,963

Diversified Financial Services–2.86%
CBOE Holdings	55,700	3,638,881
FactSet Research Systems	6,750	1,022,827
Intercontinental Exchange	16,800	3,950,352
†Markit	40,200	1,421,070
McGraw Hill Financial	39,800	3,939,404
Moody’s	30,300	2,925,768
MSCI Class A	26,300	1,948,304

		18,846,606

Diversified Telecommunication Services–0.90%
†SBA Communications Class A	59,400	5,950,098

		5,950,098

Electrical Equipment–1.28%
AMETEK	39,825	1,990,453
†Generac Holdings	38,800	1,444,912
Hubbell	12,800	1,355,904
†Sensata Technologies Holding	94,500	3,670,380

		8,461,649

Electronic Equipment, Instruments & Components–1.79%
Amphenol Class A	94,700	5,475,554
Cognex	29,000	1,129,550
FEI	15,100	1,344,051
†IPG Photonics	18,300	1,758,264
†Keysight Technologies	23,150	642,181
†Trimble Navigation	57,800	1,433,440

		11,783,040

Energy Equipment & Services–0.09%
Oceaneering International	17,600	585,024

		585,024

Food & Staples Retailing–0.69%
PriceSmart	12,100	1,023,418
†Rite Aid	120,700	983,705

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Sprouts Farmers Market	47,100	$1,367,784
Whole Foods Market	38,000	1,182,180

		4,557,087

Food Products–2.72%
†Blue Buffalo Pet Products	54,700	1,403,602
Flowers Foods	88,750	1,638,325
†Hain Celestial Group	48,600	1,988,226
Hershey	41,000	3,775,690
JM Smucker	9,800	1,272,432
McCormick & Co.	34,500	3,432,060
Mead Johnson Nutrition	52,500	4,460,925

		17,971,260

Gas Utilities–0.34%
Atmos Energy	30,600	2,272,356

		2,272,356

Health Care Equipment & Supplies–2.84%
†Align Technology	22,200	1,613,718
Cooper	16,000	2,463,520
†Hologic	68,700	2,370,150
†IDEXX Laboratories	42,500	3,328,600
†Intuitive Surgical	8,700	5,229,135
Teleflex	15,700	2,465,057
West Pharmaceutical Services	18,000	1,247,760

		18,717,940

Health Care Providers & Services–4.01%
†Acadia Healthcare	36,400	2,006,004
AmerisourceBergen	49,600	4,292,880
†Centene	28,300	1,742,431
†DaVita HealthCare Partners	28,400	2,083,992
DENTSPLY SIRONA	66,214	4,080,769
†Envision Healthcare Holdings	64,800	1,321,920
†Henry Schein	19,100	3,297,233
Humana	11,800	2,158,810
†MEDNAX	26,000	1,680,120
†Team Health Holdings	19,600	819,476
Universal Health Services Class B	11,300	1,409,336
†WellCare Health Plans	16,800	1,558,200

		26,451,171

Health Care Technology–0.93%
†athenahealth	7,500	1,040,850
†Cerner	37,600	1,991,296
†Medidata Solutions	25,700	994,847
†Veeva Systems Class A	83,700	2,095,848

		6,122,841

Hotels, Restaurants & Leisure–3.19%
Bloomin’ Brands	52,100	878,927
Brinker International	29,100	1,337,145
†Chipotle Mexican Grill	5,500	2,590,335

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International	39,600	$2,140,380
Extended Stay America	74,100	1,207,830
Marriott International Class A	42,657	3,036,325
†MGM Resorts International	114,600	2,457,024
†Norwegian Cruise Line Holdings	33,100	1,830,099
†Panera Bread Class A	6,200	1,269,946
Papa John’s International	20,500	1,110,895
Royal Caribbean Cruises	22,500	1,848,375
Wynn Resorts	14,000	1,308,020

		21,015,301

Household Durables–1.77%
Harman International Industries	18,600	1,656,144
†Mohawk Industries	14,100	2,691,690
Newell Rubbermaid	59,100	2,617,539
PulteGroup	69,200	1,294,732
†Tempur Sealy International	10,000	607,900
†Toll Brothers	55,900	1,649,609
Whirlpool	6,600	1,190,244

		11,707,858

Household Products–0.57%
Church & Dwight	28,200	2,599,476
Clorox	9,200	1,159,752

		3,759,228

Industrial Conglomerates–0.53%
Roper Technologies	19,100	3,490,907

		3,490,907

Insurance–2.01%
Aon	50,800	5,306,060
FNF Group	103,400	3,505,260
Progressive	58,800	2,066,232
Willis Towers Watson	20,200	2,396,932

		13,274,484

Internet & Catalog Retail–1.06%
†Ctrip.com International ADR	51,100	2,261,686
†Liberty Interactive Class A	47,500	1,199,375
†TripAdvisor	15,600	1,037,400
†Vipshop Holdings ADR	103,700	1,335,656
†Wayfair Class A	26,330	1,137,983

		6,972,100

Internet Software & Services–2.35%
†Akamai Technologies	51,300	2,850,741
†CoStar Group	12,700	2,389,759
†@=Dropbox	7,607	60,171
†@=Dropbox Class A	27,601	218,324
†LinkedIn Class A	19,200	2,195,520
†Match Group	66,300	733,278
MercadoLibre	10,900	1,284,565
†Twitter	54,200	897,010

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†VeriSign	42,400	$3,754,096
†Zillow Group	20,700	528,885
†Zillow Group Class C	23,900	567,147

		15,479,496

IT Services–5.93%
†Alliance Data Systems	12,800	2,816,000
†Black Knight Financial Services Class A	79,600	2,469,988
†CoreLogic	86,400	2,998,080
†EPAM Systems	15,800	1,179,786
Fidelity National Information Services	64,500	4,083,495
†Fiserv	52,700	5,405,966
†@=Flipkart Limited Series G	5,529	667,350
†Gartner	37,300	3,332,755
†Genpact	53,200	1,446,508
Global Payments	45,900	2,997,270
Paychex	30,600	1,652,706
Sabre	112,600	3,256,392
†@=Tanium	234,645	1,116,910
†Vantiv Class A	80,400	4,331,952
†WEX	15,900	1,325,424

		39,080,582

Leisure Products–0.49%
Mattel	52,600	1,768,412
Polaris Industries	14,800	1,457,504

		3,225,916

Life Sciences Tools & Services–1.50%
Agilent Technologies	54,200	2,159,870
Bruker	51,800	1,450,400
†Illumina	9,200	1,491,412
†Mettler-Toledo International	9,400	3,240,744
†Quintiles Transnational Holdings	24,000	1,562,400

		9,904,826

Machinery–4.13%
CLARCOR	21,900	1,265,601
†Colfax	33,500	957,765
Donaldson	60,200	1,920,982
Flowserve	50,300	2,233,823
Graco	39,200	3,291,232
IDEX	25,825	2,140,376
†Middleby	16,700	1,783,059
Nordson	18,600	1,414,344
PACCAR	23,500	1,285,215
Snap-on	14,900	2,339,151
Toro	20,200	1,739,624
Valmont Industries	9,300	1,151,712
†WABCO Holdings	12,100	1,293,732
Wabtec	36,500	2,894,085

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Xylem	37,600	$1,537,840

		27,248,541

Marine–0.23%
†Kirby	24,900	1,501,221

		1,501,221

Media–0.82%
†Discovery Communications Class C	36,800	993,600
Interpublic Group	109,000	2,501,550
Omnicom Group	23,000	1,914,290

		5,409,440

Metals & Mining–0.63%
Carpenter Technology	16,800	575,064
Compass Minerals International	12,800	907,008
Silver Wheaton	76,400	1,266,712
†Stillwater Mining	133,100	1,417,515

		4,166,299

Multiline Retail–1.43%
Dollar General	78,600	6,728,160
†Dollar Tree	32,900	2,712,934

		9,441,094

Multi-Utilities–0.25%
NiSource	70,700	1,665,692

		1,665,692

Oil, Gas & Consumable Fuels–1.36%
Cabot Oil & Gas	54,000	1,226,340
Cimarex Energy	11,000	1,069,970
†Concho Resources	10,700	1,081,128
†Diamondback Energy	12,400	957,032
EQT	16,800	1,129,968
Pioneer Natural Resources	7,800	1,097,772
Range Resources	34,400	1,113,872
Tesoro	15,100	1,298,751

		8,974,833

Pharmaceuticals–2.07%
†Akorn	48,000	1,129,440
†Catalent	97,362	2,596,645
†Endo International	37,800	1,064,070
†Horizon Pharma	30,900	512,013
†Jazz Pharmaceuticals	10,800	1,409,940
†Mallinckrodt	13,500	827,280
†Pacira Pharmaceuticals	13,000	688,740
Zoetis	122,700	5,439,291

		13,667,419

Professional Services–3.34%
Equifax	34,700	3,965,863
†IHS Class A	25,800	3,203,328

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
ManpowerGroup	24,100	$1,962,222
Nielsen Holdings	32,400	1,706,184
Robert Half International	30,300	1,411,374
†TransUnion	73,700	2,034,857
†Verisk Analytics Class A	65,000	5,194,800
†@=Wework Companies	17,146	645,447
†@=Wework Companies Series D1	27,915	1,050,838
†@=Wework Companies Series D2	21,933	825,650

		22,000,563

Real Estate Investment Trusts–2.24%
American Campus Communities	28,700	1,351,483
Crown Castle International	74,400	6,435,600
Equinix	8,088	2,674,782
Federal Realty Investment Trust	11,900	1,856,995
Iron Mountain	37,600	1,275,016
Taubman Centers	16,300	1,161,049

		14,754,925

Real Estate Management & Development–0.36%
Jones Lang LaSalle	20,500	2,405,060

		2,405,060

Road & Rail–1.56%
†Avis Budget Group	36,000	984,960
†Genesee & Wyoming	30,300	1,899,810
†Hertz Global Holdings	31,900	335,907
JB Hunt Transport Services	27,100	2,282,904
Kansas City Southern	22,200	1,896,990
Landstar System	16,100	1,040,221
†Old Dominion Freight Line	26,100	1,817,082

		10,257,874

Semiconductors & Semiconductor Equipment–2.37%
ARM Holdings ADR	71,100	3,106,359
†Integrated Device Technology	45,600	932,064
Linear Technology	56,400	2,513,184
Microchip Technology	41,000	1,976,200
†Microsemi	45,400	1,739,274
Skyworks Solutions	43,400	3,380,860
Xilinx	42,100	1,996,803

		15,644,744

Software–6.40%
Activision Blizzard	38,800	1,312,992
†ANSYS	12,800	1,145,088
†Atlassian	49,711	1,250,232
@=Atlassian Class A	60,420	1,443,585
†Autodesk	20,600	1,201,186
†Check Point Software Technologies	13,400	1,172,098
†Electronic Arts	66,000	4,363,260
†Fortinet	49,000	1,500,870
†Guidewire Software	32,700	1,781,496

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Intuit	50,300	$5,231,703
†Mobileye	62,500	2,330,625
†NetSuite	48,100	3,294,369
†Proofpoint	15,500	833,590
†Qlik Technologies	38,900	1,124,988
†Red Hat	60,200	4,485,502
†ServiceNow	62,700	3,835,986
†Splunk	27,900	1,365,147
SS&C Technologies Holdings	25,700	1,629,894
†Workday Class A	31,105	2,390,108
†Zendesk	25,100	525,343

		42,218,062

Specialty Retail–7.90%
†AutoZone	8,000	6,373,520
†Burlington Stores	55,400	3,115,696
†CarMax	93,100	4,757,410
Dick’s Sporting Goods	30,100	1,407,175
†Five Below	28,700	1,186,458
L Brands	58,300	5,119,323
†Michaels	98,200	2,746,654
†O’Reilly Automotive	20,800	5,692,128
†Restoration Hardware Holdings	15,400	645,260
Ross Stores	100,400	5,813,160
Signet Jewelers	28,100	3,485,243
Tiffany & Co.	37,200	2,729,736
Tractor Supply	47,900	4,333,034
†Ulta Salon Cosmetics & Fragrance	14,000	2,712,360
Williams-Sonoma	35,800	1,959,692

		52,076,849

Technology Hardware, Storage & Peripherals–0.12%
†Pure Storage Class A	57,100	781,699

		781,699

Textiles, Apparel & Luxury Goods–2.33%
Coach	48,400	1,940,356
Hanesbrands	215,200	6,098,768
†Kate Spade	101,700	2,595,384
†lululemon athletica	15,700	1,063,047
PVH	30,100	2,981,706
Wolverine World Wide	37,100	683,382

		15,362,643

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.46%
Fastenal	26,400	$1,293,600
W.W. Grainger	7,600	1,774,068

		3,067,668

Wireless Telecommunication Services–0.40%
†T-Mobile U.S.	69,000	2,642,700

		2,642,700

Total Common Stock (Cost $487,400,501)		655,049,411

PREFERRED STOCK–0.44%
†@=Airbnb Series D	18,795	1,644,727
†@=Airbnb Series E	2,425	212,209
†@=Dropbox Series A	9,449	74,742
†@=Dropbox Series A-1	46,402	367,040
†@=Wework Companies Series E	16,055	604,378

Total Preferred Stock (Cost $2,024,399)		2,903,096

MONEY MARKET FUND–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	363,569	363,569

Total Money Market Fund (Cost $363,569)		363,569

TOTAL VALUE OF SECURITIES–99.82% (Cost $489,788,469)	658,316,076
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,186,146

NET ASSETS APPLICABLE TO 31,542,277 SHARES OUTSTANDING–100.00%	$659,502,222

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $8,931,371, which represents 1.35% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $8,931,371, which represents 1.35% of the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$489,788,469

Aggregate unrealized appreciation	$192,708,999
Aggregate unrealized depreciation	(24,181,392)

Net unrealized appreciation	$168,527,607

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$9,267,290	$—	$9,267,290
Air Freight & Logistics	3,070,316	—	3,070,316
Airlines	16,662,416	—	16,662,416
Auto Components	3,370,174	—	3,370,174
Automobiles	4,071,141	—	4,071,141
Banks	6,129,769	—	6,129,769
Beverages	13,286,341	—	13,286,341
Biotechnology	16,933,352	—	16,933,352
Building Products	5,703,589	—	5,703,589
Capital Markets	13,651,922	—	13,651,922
Chemicals	25,320,912	—	25,320,912
Commercial Services & Supplies	11,723,426	—	11,723,426
Communications Equipment	7,407,908	—	7,407,908
Construction Materials	5,021,325	—	5,021,325
Containers & Packaging	6,970,471	—	6,970,471
Diversified Consumer Services	3,541,963	—	3,541,963
Diversified Financial Services	18,846,606	—	18,846,606
Diversified Telecommunication Services	5,950,098	—	5,950,098
Electrical Equipment	8,461,649	—	8,461,649
Electronic Equipment, Instruments & Components	11,783,040	—	11,783,040
Energy Equipment & Services	585,024	—	585,024
Food & Staples Retailing	4,557,087	—	4,557,087
Food Products	17,971,260	—	17,971,260
Gas Utilities	2,272,356	—	2,272,356
Health Care Equipment & Supplies	18,717,940	—	18,717,940
Health Care Providers & Services	26,451,171	—	26,451,171
Health Care Technology	6,122,841	—	6,122,841
Hotels, Restaurants & Leisure	21,015,301	—	21,015,301
Household Durables	11,707,858	—	11,707,858
Household Products	3,759,228	—	3,759,228
Industrial Conglomerates	3,490,907	—	3,490,907
Insurance	13,274,484	—	13,274,484
Internet & Catalog Retail	6,972,100	—	6,972,100
Internet Software & Services	15,201,001	278,495	15,479,496
IT Services	37,296,322	1,784,260	39,080,582
Leisure Products	3,225,916	—	3,225,916
Life Sciences Tools & Services	9,904,826	—	9,904,826
Machinery	27,248,541	—	27,248,541
Marine	1,501,221	—	1,501,221
Media	5,409,440	—	5,409,440
Metals & Mining	4,166,299	—	4,166,299
Multiline Retail	9,441,094	—	9,441,094
Multi-Utilities	1,665,692	—	1,665,692
Oil, Gas & Consumable Fuels	8,974,833	—	8,974,833
Pharmaceuticals	13,667,419	—	13,667,419
Professional Services	19,478,628	2,521,935	22,000,563
Real Estate Investment Trusts	14,754,925	—	14,754,925
Real Estate Management & Development	2,405,060	—	2,405,060
Road & Rail	10,257,874	—	10,257,874
Semiconductors & Semiconductor Equipment	15,644,744	—	15,644,744
Software	40,774,477	1,443,585	42,218,062
Specialty Retail	52,076,849	—	52,076,849
Technology Hardware, Storage & Peripherals	781,699	—	781,699

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Textiles, Apparel & Luxury Goods	$15,362,643	$—	$15,362,643
Trading Companies & Distributors	3,067,668	—	3,067,668
Wireless Telecommunication Services	2,642,700	—	2,642,700
Preferred Stock	—	2,903,096	2,903,096
Money Market Fund	363,569	—	363,569

Total	$649,384,705	$8,931,371	$658,316,076

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock	Common Stock	Total
Balance as of 12/31/15	$3,028,566	$6,212,253	$9,240,819
Net change in unrealized appreciation (depreciation)	(125,470)	(183,978)	(309,448)

Balance as of 3/31/16	$2,903,096	$6,028,275	$8,931,371

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/16	$(125,470)	$(183,978)	$(309,448)

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of March 31, 2016.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund

(formerly, LVIP Templeton Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–88.23%
Argentina–0.04%
MercadoLibre	2,700	$318,195

		318,195

Canada–0.12%
Empire Class A	26,400	457,363
Open Text	10,300	533,540

		990,903

Denmark–0.08%
AP Moeller - Maersk Class B	488	640,134
Novo Nordisk ADR	300	16,257

		656,391

Finland–0.13%
Nokia	95,800	569,582
Nokia ADR	85,700	506,487

		1,076,069

France–4.03%
Accor	19,000	805,133
AXA	166,676	3,924,078
BNP Paribas	119,710	6,024,923
Cie de Saint-Gobain	95,520	4,209,649
Cie Generale des Etablissements Michelin	43,590	4,460,623
Credit Agricole	221,860	2,402,862
Sanofi	46,446	3,745,015
Societe Generale	12,400	458,291
Technip	46,680	2,587,337
TOTAL	112,710	5,137,804

		33,755,715

Germany–3.89%
Bayer	32,540	3,824,917
†Commerzbank	67,200	584,283
Deutsche Boerse	19,310	1,647,744
†Deutsche Lufthansa	309,360	5,000,455
Deutsche Telekom	28,600	513,381
HeidelbergCement	37,930	3,247,831
Infineon Technologies ADR	160,316	2,285,465
LANXESS	83,610	4,018,706
Merck	38,730	3,230,835
METRO	80,010	2,479,111
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	5,610	1,141,072
†QIAGEN	88,954	1,981,902
Siemens ADR	21,096	2,231,957
ThyssenKrupp	20,400	423,872

		32,611,531

■Hong Kong–2.57%
AIA Group	423,000	2,396,547
†Baidu ADR	3,800	725,344
China Life Insurance	896,000	2,210,734

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
China Pacific Insurance Group	144,400	$539,824
China Shenhua Energy	201,200	316,428
China Telecom	10,447,800	5,521,986
CRRC	1,502,500	1,512,698
†Ctrip.com International ADR	5,200	230,152
Jardine Strategic Holdings	12,700	379,095
Kunlun Energy	1,416,000	1,230,296
†Michael Kors Holdings	17,750	1,011,040
NetEase ADR	3,500	502,530
Sands China	73,700	300,221
Sinopharm Group	529,600	2,392,889
Tencent Holdings	65,500	1,337,467
Weichai Power	796,000	891,701

		21,498,952

Ireland–0.53%
CRH	158,269	4,471,741

		4,471,741

Israel–0.88%
†Check Point Software Technologies	11,200	979,664
†Mobileye	1,300	48,477
Teva Pharmaceutical Industries ADR	118,282	6,329,270

		7,357,411

Italy–0.92%
CNH Industrial	42,400	288,276
Enel	178,500	791,743
Eni	267,576	4,049,514
UniCredit	713,855	2,574,977

		7,704,510

Japan–2.42%
Konica Minolta	251,800	2,138,885
Nissan Motor	537,300	4,972,215
SoftBank Group	94,300	4,496,102
Suntory Beverage & Food	99,300	4,473,331
†Toshiba	608,000	1,183,100
Toyota Motor ADR	28,081	2,985,572

		20,249,205

Netherlands–2.23%
Akzo Nobel	58,620	3,995,552
ASML Holding New York Shares	5,300	532,067
ING Groep CVA	253,052	3,060,886
Koninklijke KPN	257,200	1,077,896
Koninklijke Philips	29,100	828,981
NN Group	89,490	2,928,141
†NXP Semiconductors	10,600	859,342
Royal Dutch Shell Class B	222,390	5,429,930

		18,712,795

Norway–0.82%
†Subsea 7	287,940	2,180,072

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Telenor	288,550	$4,669,274

		6,849,346

Portugal–0.36%
Galp Energia	238,290	2,996,210

		2,996,210

Republic of Korea–2.09%
Hana Financial Group	72,906	1,581,033
Hyundai Mobis	15,070	3,281,243
Hyundai Motor	2,100	280,037
KB Financial Group	26,583	740,354
POSCO ADR	42,198	1,997,231
Samsung Electronics	8,141	9,339,797
SK Hynix	10,800	265,845

		17,485,540

Russia–0.13%
MMC Norilsk Nickel OJSC ADR	86,469	1,116,315

		1,116,315

Singapore–0.54%
Broadcom	7,200	1,112,400
DBS Group Holdings	134,605	1,535,946
Singapore Telecommunications	671,160	1,902,164

		4,550,510

South Africa–0.02%
Naspers Class N	1,500	209,398

		209,398

Spain–0.41%
Telefonica	303,840	3,406,226

		3,406,226

Sweden–0.24%
Getinge Class B	87,360	2,013,372

		2,013,372

Switzerland–2.79%
†ABB	219,490	4,277,721
Chubb	38,040	4,532,466
†Credit Suisse Group	283,712	4,015,725
†LafargeHolcim	15,000	705,580
Novartis	13,610	986,550
Novartis ADR	16,200	1,173,528
Roche Holding	20,570	5,063,615
Roche Holding ADR	32,000	988,669
Swiss Re	15,350	1,419,183
Syngenta	510	212,157

		23,375,194

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–0.26%
Taiwan Semiconductor Manufacturing ADR	82,870	$2,171,194

		2,171,194

Thailand–0.31%
Bangkok Bank NVDR	515,600	2,638,090

		2,638,090

United Kingdom–7.67%
ARM Holdings ADR	19,700	860,693
†Atlassian	2,700	67,905
Aviva	610,960	4,002,238
BAE Systems	511,820	3,741,666
Barclays	1,851,100	3,987,964
BP	107,730	541,777
BP ADR	173,719	5,242,839
British American Tobacco	20,600	1,210,098
GlaxoSmithKline	312,710	6,341,712
†Glencore	947,270	2,140,093
HSBC Holdings	788,050	4,916,836
HSBC Holdings	68,700	428,131
Imperial Brands	14,300	793,397
Kingfisher	670,588	3,628,118
Lloyds Banking Group	2,187,420	2,136,972
Marks & Spencer Group	393,920	2,298,148
Petrofac	171,850	2,273,208
RELX	58,700	1,090,944
Royal Dutch Shell Class A	52,762	1,281,208
Royal Dutch Shell (London Shares) Class A	19,560	473,087
RSA Insurance Group	58,500	399,686
Sky	323,640	4,759,838
Standard Chartered	387,812	2,632,080
†Tesco	1,161,300	3,199,065
Vodafone Group	297,100	943,882
Vodafone Group ADR	150,792	4,832,884

		64,224,469

United States–54.75%
Abbott Laboratories	95,400	3,990,582
AbbVie	36,100	2,062,032
Accenture Class A	49,900	5,758,460
Acuity Brands	3,300	719,862
†Adobe Systems	13,200	1,238,160
Aflac	35,400	2,235,156
Air Products & Chemicals	45,200	6,511,060
Albemarle	114,500	7,319,985
†Alleghany	300	148,860
Allegheny Technologies	118,350	1,929,105
†Allergan	28,990	7,770,190
Allstate	11,170	752,523
†Ally Financial	15,200	284,544
†Alnylam Pharmaceuticals	3,100	194,587

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Alphabet Class A	11,420	$8,712,318
†Alphabet Class C	1,600	1,191,920
Altria Group	10,600	664,196
†Amazon.com	6,100	3,621,204
American Express	6,100	374,540
American International Group	86,780	4,690,459
American Tower	10,600	1,085,122
Amgen	39,750	5,959,718
Amphenol Class A	10,400	601,328
Anadarko Petroleum	3,200	149,024
†ANSYS	6,600	590,436
Apache	89,030	4,345,554
Apple	10,500	1,144,395
Applied Materials	195,240	4,135,183
Archer-Daniels-Midland	107,800	3,914,218
†Aspen Technology	10,400	375,752
†athenahealth	3,300	457,974
B/E Aerospace	6,700	309,004
Baker Hughes	72,980	3,198,713
Becton Dickinson	44,600	6,771,172
Bemis	21,600	1,118,448
†Biogen	4,000	1,041,280
Boeing	2,700	342,738
Bristol-Myers Squibb	6,600	421,608
Bunge	65,500	3,711,885
C.R. Bard	3,500	709,345
Cablevision Systems Class A	11,800	389,400
Capital Bank Financial	12,100	373,285
Capital One Financial	82,640	5,727,778
Carlisle	46,800	4,656,600
Caterpillar	10,950	838,113
†Cavium	7,800	477,048
CBS Class B	15,100	831,859
†Celgene	17,200	1,721,548
†Cerner	6,500	344,240
Chesapeake Energy	186,080	766,650
Chevron	80,010	7,632,954
Cintas	24,100	2,164,421
Cisco Systems	131,450	3,742,382
CIT Group	15,600	484,068
Citigroup	156,560	6,536,380
Citizens Financial Group	33,200	695,540
Colgate-Palmolive	46,600	3,292,290
Comcast Class A	104,355	6,374,003
CONSOL Energy	20,300	229,187
Core Laboratories	2,600	292,266
CSRA	2,100	56,490
CVS Health	81,850	8,490,301
†Demandware	5,000	195,500
DENTSPLY SIRONA	17,300	1,066,199
†DexCom	10,500	713,055
Donaldson	48,500	1,547,635

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Dover	68,700	$4,419,471
Eastman Chemical	34,820	2,515,049
Ecolab	28,200	3,144,864
†Edwards Lifesciences	16,000	1,411,360
†Electronic Arts	11,700	773,487
Eli Lilly	15,047	1,083,534
†Ellie Mae	6,700	607,288
EMC	32,200	858,130
EOG Resources	15,000	1,088,700
†EPAM Systems	2,700	201,609
Equinix	5,300	1,752,763
Erie Indemnity Class A	10,700	994,993
Exxon Mobil	25,700	2,148,263
†Facebook Class A	29,100	3,320,310
FedEx	3,200	520,704
†Fiserv	8,100	830,898
Foot Locker	26,140	1,686,030
Freeport-McMoRan	17,000	175,780
Gap	85,800	2,522,520
General Dynamics	30,300	3,980,511
General Motors	119,640	3,760,285
Gilead Sciences	79,210	7,276,231
Halliburton	154,690	5,525,527
†Henry Schein	3,200	552,416
†Heron Therapeutics	5,000	94,950
Hewlett Packard Enterprise	19,300	342,189
Honeywell International	60,000	6,723,000
HP	19,600	241,472
†HubSpot	800	34,896
†IDEXX Laboratories	10,600	830,192
†Illumina	5,300	859,183
†Incyte	7,900	572,513
Intel	21,000	679,350
Intercontinental Exchange	4,100	964,074
International Paper	10,700	439,128
Intuit	7,900	821,679
†Ionis Pharmaceuticals	18,820	762,210
John Wiley & Sons Class A	40,474	1,978,774
Johnson & Johnson	55,300	5,983,460
Johnson Controls	140,700	5,483,079
JPMorgan Chase	116,310	6,887,878
Kinder Morgan	32,800	585,808
†Kite Pharma	2,700	123,957
†KLX	3,200	102,848
†Knowles	163,530	2,155,325
Lam Research	8,000	660,800
Leggett & Platt	24,900	1,205,160
†Liberty Broadband Class A	7,900	459,464
†Liberty Broadband Class C	3,400	197,030
†Liberty Global Class C	9,500	356,820
†Liberty Media	5,900	227,917
†Liberty Ventures Class A	14,700	575,064

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Linear Technology	73,300	$3,266,248
†LinkedIn Class A	2,600	297,310
†M/A-COM Technology Solutions Holdings	1,100	48,169
Macy’s	83,790	3,694,301
Marathon Oil	43,465	484,200
MasterCard Class A	26,200	2,475,900
Matthews International Class A	36,000	1,852,920
McCormick Non-Voting Shares	23,900	2,377,572
McDonald’s	30,400	3,820,672
McKesson	5,300	833,425
Medtronic	144,510	10,838,250
Merck	78,680	4,162,959
MetLife	13,300	584,402
Microsoft	333,560	18,422,519
Moody’s	8,000	772,480
Morgan Stanley	132,840	3,322,328
†Netflix	7,900	807,617
†NetSuite	10,500	719,145
†Nevro	2,700	151,902
News Class A	207,680	2,652,074
NIKE Class B	77,300	4,751,631
NRG Energy	19,900	258,899
Nucor	25,300	1,196,690
Occidental Petroleum	30,600	2,093,958
Oracle	141,540	5,790,401
†Palo Alto Networks	9,100	1,484,574
†PayPal Holdings	6,300	243,180
Pentair	87,600	4,753,176
PepsiCo	50,500	5,175,240
Perrigo	14,200	1,816,606
Pfizer	108,840	3,226,018
Philip Morris International	4,140	406,175
PNC Financial Services Group	8,800	744,216
Praxair	56,400	6,454,980
†Priceline Group	900	1,160,064
Procter & Gamble	50,800	4,181,348
QUALCOMM	31,400	1,605,796
Raytheon	2,650	324,969
†Red Hat	300	22,353
†Regeneron Pharmaceuticals	1,800	648,792
Reynolds American	15,030	756,159
†Rite Aid	42,585	347,068
Rockwell Collins	24,520	2,260,989
Roper Technologies	50,200	9,175,054
Ross Stores	71,400	4,134,060
†salesforce.com	21,200	1,565,196
†SBA Communications Class A	8,600	861,462
Schlumberger	54,000	3,982,500
†ServiceNow	17,100	1,046,178
Stanley Black & Decker	32,150	3,382,501
Stryker	77,920	8,360,037

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
SunTrust Banks	13,000	$469,040
Symantec	39,100	718,658
Target	55,100	4,533,628
Texas Instruments	80,000	4,593,600
Thermo Fisher Scientific	5,300	750,427
Tiffany & Co.	47,600	3,492,888
Time Warner	6,700	486,085
Time Warner Cable	5,400	1,104,948
†T-Mobile U.S.	3,100	118,730
Twenty-First Century Fox Class A	123,030	3,430,076
Twenty-First Century Fox Class B	13,800	389,160
†Tyler Technologies	4,000	514,440
†Ultimate Software Group	5,300	1,025,550
†Under Armour Class A	6,600	559,878
United Parcel Service Class B	46,860	4,942,324
United Technologies	58,200	5,825,820
UnitedHealth Group	9,300	1,198,770
†Veeva Systems Class A	13,400	335,536
Visa Class A	26,400	2,019,072
Voya Financial	79,640	2,370,883
†VWR	13,000	351,780
W.W. Grainger	9,800	2,287,614
Walgreens Boots Alliance	101,750	8,571,420
Wal-Mart Stores	52,500	3,595,725
†Waters	2,700	356,184
Wells Fargo	22,000	1,063,920
West Pharmaceutical Services	36,600	2,537,112
†Workday Class A	6,000	461,040
Xerox	43,500	485,460
XL Group	28,600	1,052,480
Yum Brands	42,500	3,478,625
†Zendesk	1,600	33,488

		458,639,799

Total Common Stock (Cost $679,574,702)		739,079,081

	Principal Amount

CORPORATE BONDS–0.08%
Pharmaceuticals–0.04%
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	336,000	280,560
#144A 6.75% 8/15/21	55,000	45,100
#144A 7.25% 7/15/22	27,000	21,735

		347,395

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.04%
#Western Digital 144A 10.50% 4/1/24	263,000	$264,315

		264,315

Total Corporate Bonds (Cost $615,304)		611,710

PREFERRED STOCK–0.10%
Volkswagen 4.37%	6,300	801,827

Total Preferred Stock (Cost $691,703)		801,827

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	67,032,799	$67,032,799

Total Money Market Fund (Cost $67,032,799)		67,032,799

	Principal Amount

SHORT-TERM INVESTMENT–1.89%
≠Discount Note–1.89%
Federal Home Loan Bank Discount Notes 0.08% 4/1/16	15,856,000	15,856,000

Total Short-Term Investment (Cost $15,856,000)		15,856,000

TOTAL VALUE OF SECURITIES–98.30% (Cost $763,770,508)	823,381,417
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.70%	14,275,097

NET ASSETS APPLICABLE TO 29,018,840 SHARES OUTSTANDING–100.00%	$837,656,514

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $611,710, which represents 0.07% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $29,167,014 cash pledged as collateral for futures contracts and $9,784,262 foreign currencies due to broker as of March 31, 2016.

≠	The rate shown is the effective yield at the time of purchase.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(575,492)	USD	420,209	4/19/16	$(22,915)
BAML	EUR	(3,837,768)	USD	4,251,490	7/21/16	(131,447)
BAML	GBP	24,500	USD	(34,658)	5/23/16	536
CSFB	GBP	72,658	USD	(102,847)	5/23/16	1,525
CSFB	KRW	(10,262,134)	USD	8,822	8/12/16	(109)
HSBC	EUR	(2,108,643)	USD	2,336,726	7/21/16	(71,457)
HSBC	GBP	(4,389,737)	USD	6,215,778	5/23/16	(89,955)
HSBC	KRW	(1,761,519,853)	USD	1,435,200	8/12/16	(97,910)
SSB	CAD	(10,481)	USD	7,892	4/19/16	(178)
SSB	EUR	(4,026,857)	USD	4,458,014	7/21/16	(140,875)
SSB	GBP	44,958	USD	(64,649)	5/23/16	(68)

						$(552,853)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(247)	British Pound Currency	$(22,059,447)	$(22,188,319)	6/14/16	$(128,872)
(905)	E-mini S&P 500 Index	(89,566,793)	(92,830,375)	6/20/16	(3,263,582)
(145)	E-mini S&P MidCap 400 Index	(19,928,678)	(20,897,400)	6/20/16	(968,722)
(257)	Euro Currency	(36,080,423)	(36,661,050)	6/14/16	(580,627)
(1,085)	Euro STOXX 50 Index	(36,811,352)	(36,186,756)	6/20/16	624,596
(251)	FTSE 100 Index	(21,828,883)	(22,037,288)	6/20/16	(208,405)
(233)	Japanese Yen Currency	(25,825,907)	(25,932,900)	6/14/16	(106,993)
(174)	Nikkei 225 Index (OSE)	(25,518,145)	(25,911,770)	6/10/16	(393,625)

					$(5,026,230)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BAML–Bank of America Merrill Lynch
CAD–Canadian Dollar
CSFB–Credit Suisse First Boston
CVA–Dutch Certificate
EUR–Euro
GBP–British Pound Sterling
HSBC–Hong Kong Shanghai Bank
KRW–South Korean Won
NVDR–Non-Voting Depository Receipt
OJSC–Open Joint Stock Company
OSE–Osaka Securities Exchange
SSB–State Street Bank
USD–United States Dollar

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement price. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$763,770,508

Aggregate unrealized appreciation	$109,246,018
Aggregate unrealized depreciation	(49,635,109)

Net unrealized appreciation	$59,610,909

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Total
Common Stock
Argentina	$318,195	$—	$318,195
Canada	990,903	—	990,903
Denmark	656,391	—	656,391
Finland	1,076,069	—	1,076,069
France	33,755,715	—	33,755,715
Germany	32,611,531	—	32,611,531
Hong Kong	21,498,952	—	21,498,952
Ireland	4,471,741	—	4,471,741
Israel	7,357,411	—	7,357,411
Italy	7,704,510	—	7,704,510
Japan	20,249,205	—	20,249,205
Netherlands	18,712,795	—	18,712,795
Norway	6,849,346	—	6,849,346
Portugal	2,996,210	—	2,996,210
Republic of Korea	17,485,540	—	17,485,540
Russia	1,116,315	—	1,116,315
Singapore	4,550,510	—	4,550,510
South Africa	209,398	—	209,398
Spain	3,406,226	—	3,406,226
Sweden	2,013,372	—	2,013,372
Switzerland	22,386,525	988,669	23,375,194
Taiwan	2,171,194	—	2,171,194
Thailand	2,638,090	—	2,638,090
United Kingdom	64,224,469	—	64,224,469
United States	458,639,799	—	458,639,799
Preferred Stock	801,827	—	801,827
Corporate Bonds	—	611,710	611,710
Money Market Fund	67,032,799	—	67,032,799
Short-Term Investments	—	15,856,000	15,856,000

Total	$805,925,038	$17,456,379	$823,381,417

Foreign Currency Exchange Contracts	$—	$(552,853)	$(552,853)

Futures Contracts	$(5,026,230)	$—	$(5,026,230)

There were no Level 3 investments at the beginning or end of the year.

During the year ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund (formerly, LVIP UBS Large Cap Growth Managed Volatility Fund)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.76%
Aerospace & Defense–1.81%
Honeywell International	31,390	$3,517,249
Lockheed Martin	11,590	2,567,185
Northrop Grumman	7,940	1,571,326
Raytheon	9,350	1,146,591
†TransDigm Group	13,977	3,079,692

		11,882,043

Air Freight & Logistics–0.46%
CH Robinson Worldwide	4,130	306,570
FedEx	16,662	2,711,241

		3,017,811

Airlines–0.64%
American Airlines Group	25,570	1,048,626
Southwest Airlines	10,790	483,392
†Spirit Airlines	55,481	2,661,978

		4,193,996

Banks–2.04%
Bank of America	291,220	3,937,294
PNC Financial Services Group	29,120	2,462,678
†Signature Bank	13,782	1,876,006
Wells Fargo	105,660	5,109,718

		13,385,696

Beverages–1.80%
Anheuser-Busch InBev ADR	5,952	741,976
Coca-Cola	7,725	358,363
Constellation Brands Class A	7,460	1,127,131
Dr Pepper Snapple Group	19,780	1,768,728
Molson Coors Brewing Class B	14,060	1,352,291
†Monster Beverage	19,570	2,610,247
PepsiCo	37,759	3,869,542

		11,828,278

Biotechnology–3.71%
Amgen	15,617	2,341,457
†Celgene	80,443	8,051,540
Gilead Sciences	68,942	6,333,012
†Incyte	23,170	1,679,130
†Regeneron Pharmaceuticals	5,440	1,960,794
†Vertex Pharmaceuticals	51,075	4,059,952

		24,425,885

Building Products–0.05%
Fortune Brands Home & Security	5,540	310,462

		310,462

Capital Markets–0.59%
Ameriprise Financial	2,440	229,384
BlackRock	2,740	933,162
Goldman Sachs Group	5,800	910,484
Invesco	27,560	848,021
Northern Trust	13,550	883,053

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Raymond James Financial	2,100	$99,981

		3,904,085

Chemicals–3.49%
Celanese Class A	21,430	1,403,665
Dow Chemical	31,960	1,625,486
Ecolab	60,731	6,772,721
International Flavors & Fragrances	8,318	946,339
LyondellBasell Industries Class A	9,890	846,386
Mosaic	19,570	528,390
Sherwin-Williams	38,107	10,847,920

		22,970,907

Commercial Services & Supplies–0.20%
Waste Management	22,725	1,340,775

		1,340,775

Construction Materials–0.22%
CRH ADR	18,390	518,230
Martin Marietta Materials	1,570	250,431
Vulcan Materials	6,570	693,595

		1,462,256

Consumer Finance–1.89%
American Express	36,010	2,211,014
Capital One Financial	19,760	1,369,566
†Santander Consumer USA Holdings	134,900	1,415,101
†Synchrony Financial	259,797	7,445,782

		12,441,463

Containers & Packaging–0.46%
Ball	12,970	924,631
†Crown Holdings	17,620	873,776
International Paper	23,340	957,874
†Owens-Illinois	15,150	241,794

		2,998,075

Diversified Financial Services–0.84%
Intercontinental Exchange	2,780	653,689
McGraw-Hill Financial	45,071	4,461,128
MSCI	5,120	379,290

		5,494,107

Diversified Telecommunication Services–0.50%
†SBA Communications Class A	32,843	3,289,883

		3,289,883

Electric Utilities–1.11%
Avangrid	15,310	614,084
Duke Energy	7,880	635,758
Edison International	16,800	1,207,752
Eversource Energy	12,930	754,336
Exelon	27,820	997,625
NextEra Energy	23,110	2,734,837

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Pinnacle West Capital	4,580	$343,821

		7,288,213

Electrical Equipment–0.91%
AMETEK	104,558	5,225,809
Eaton	12,080	755,725

		5,981,534

Energy Equipment & Services–0.33%
Baker Hughes	15,640	685,501
Ensco Class A	17,450	180,957
Halliburton	24,590	878,355
Tenaris ADR	17,800	440,728

		2,185,541

Food & Staples Retailing–0.73%
Costco Wholesale	8,260	1,301,611
CVS Health	18,870	1,957,385
Walgreens Boots Alliance	18,480	1,556,755

		4,815,751

Food Products–0.64%
Mondelez International	104,030	4,173,684

		4,173,684

Health Care Equipment & Supplies–3.86%
Abbott Laboratories	11,210	468,914
Baxter International	27,360	1,123,949
Becton Dickinson	8,420	1,278,324
†Boston Scientific	82,660	1,554,835
Cooper	30,548	4,703,475
†Intuitive Surgical	7,086	4,259,040
Medtronic	59,490	4,461,750
St. Jude Medical	21,540	1,184,700
Stryker	16,360	1,755,264
Zimmer Biomet Holdings	42,855	4,569,629

		25,359,880

Health Care Providers & Services–2.22%
Aetna	13,560	1,523,466
Cardinal Health	10,800	885,060
†Express Scripts Holding	67,746	4,653,473
†HCA Holdings	21,500	1,678,075
McKesson	11,910	1,872,847
UnitedHealth Group	31,000	3,995,900

		14,608,821

Hotels, Restaurants & Leisure–1.81%
Las Vegas Sands	13,330	688,894
McDonald’s	6,466	812,647
Starbucks	162,344	9,691,937
Wyndham Worldwide	9,480	724,556

		11,918,034

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.32%
†Mohawk Industries	11,170	$2,132,353

		2,132,353

Household Products–0.59%
Colgate-Palmolive	55,030	3,887,869

		3,887,869

Industrial Conglomerates–2.23%
3M	14,362	2,393,140
Danaher	97,146	9,215,269
General Electric	96,010	3,052,158

		14,660,567

Insurance–2.23%
Aflac	6,740	425,564
Allstate	4,240	285,649
American International Group	64,250	3,472,713
Hartford Financial Services Group	39,880	1,837,670
Marsh & McLennan	58,000	3,525,820
MetLife	16,360	718,858
Principal Financial Group	18,030	711,283
Prudential Financial	16,540	1,194,519
XL Group	67,540	2,485,472

		14,657,548

Internet & Catalog Retail–4.54%
†Amazon.com	31,303	18,582,713
Expedia	13,180	1,421,068
†Priceline Group	4,430	5,710,093
†TripAdvisor	62,432	4,151,728

		29,865,602

Internet Software & Services–8.48%
†Alphabet Class A	31,076	23,707,880
†Alphabet Class C	9,748	7,261,773
†Facebook Class A	217,178	24,780,010

		55,749,663

IT Services–4.33%
Accenture Class A	21,200	2,446,480
†Alliance Data Systems	6,452	1,419,440
Automatic Data Processing	17,440	1,564,542
†Cognizant Technology Solutions Class A	104,451	6,549,078
Global Payments	25,760	1,682,128
MasterCard Class A	61,874	5,847,093
Visa Class A	117,395	8,978,370

		28,487,131

Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific	7,710	1,091,659

		1,091,659

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–0.38%
Illinois Tool Works	17,580	$1,800,895
Pentair	13,350	724,371

		2,525,266

Media–2.72%
Comcast Class A	146,518	8,949,319
Interpublic Group	55,020	1,262,709
Time Warner Cable	18,740	3,834,579
Twenty-First Century Fox Class A	137,400	3,830,712

		17,877,319

Metals & Mining–0.09%
Nucor	11,780	557,194

		557,194

Multi-Utilities–1.02%
Ameren	12,810	641,781
Dominion Resources	35,230	2,646,478
DTE Energy	3,510	318,217
PG&E	19,620	1,171,706
Public Service Enterprise Group	7,510	354,021
Sempra Energy	14,920	1,552,426

		6,684,629

Oil, Gas & Consumable Fuels–1.95%
Anadarko Petroleum	10,650	495,971
†Cheniere Energy	7,910	267,595
†Concho Resources	5,125	517,830
ConocoPhillips	18,060	727,276
EOG Resources	14,750	1,070,555
Exxon Mobil	4,430	370,304
Hess	13,990	736,573
Marathon Petroleum	28,440	1,057,399
Noble Energy	20,250	636,053
ONEOK	8,088	241,508
Pioneer Natural Resources	23,735	3,340,464
TransCanada	68,320	2,685,659
Valero Energy	10,550	676,677

		12,823,864

Personal Products–1.71%
Coty Class A	26,970	750,575
Estee Lauder Class A	111,540	10,519,337

		11,269,912

Pharmaceuticals–4.83%
†Allergan	48,525	13,006,156
AstraZeneca ADR	56,400	1,588,224
Bristol-Myers Squibb	52,650	3,363,282
†Catalent	75,467	2,012,705
Eli Lilly & Co.	11,960	861,240
Johnson & Johnson	23,030	2,491,846
Merck	61,150	3,235,447
†Mylan	20,630	956,201

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Perrigo	25,937	$3,318,120
Shire ADR	5,300	911,070

		31,744,291

Professional Services–1.31%
Equifax	13,770	1,573,773
†IHS Class A	1,700	211,072
Nielsen Holdings	37,000	1,948,420
†Verisk Analytics Class A	61,109	4,883,831

		8,617,096

Real Estate Investment Trusts–1.57%
American Tower	21,360	2,186,623
AvalonBay Communities	12,970	2,466,894
Crown Castle International	17,700	1,531,050
Public Storage	7,610	2,099,066
Simon Property Group	9,720	2,018,747

		10,302,380

Road & Rail–1.27%
Canadian Pacific Railway	46,358	6,151,243
CSX	20,120	518,090
JB Hunt Transport Services	8,080	680,659
Kansas City Southern	4,320	369,144
Norfolk Southern	7,780	647,685

		8,366,821

Semiconductors & Semiconductor Equipment–2.13%
Applied Materials	19,570	414,493
Broadcom	53,041	8,194,835
Lam Research	7,750	640,150
Linear Technology	28,100	1,252,136
Microchip Technology	16,260	783,732
†NXP Semiconductors	3,990	323,469
Skyworks Solutions	30,730	2,393,867

		14,002,682

Software–6.61%
†Adobe Systems	13,220	1,240,036
†Atlassian	95,500	2,401,825
†Electronic Arts	18,350	1,213,119
Microsoft	391,357	21,614,647
†salesforce.com	150,293	11,096,132
†ServiceNow	89,450	5,472,551
SS&C Technologies Holdings	7,050	447,111

		43,485,421

Specialty Retail–4.44%
Advance Auto Parts	18,260	2,927,808
Home Depot	103,956	13,870,849
L Brands	9,230	810,486
Ross Stores	5,770	334,083
Signet Jewelers	15,110	1,874,093

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
TJX	119,980	$9,400,433

		29,217,752

Technology Hardware, Storage & Peripherals–3.72%
Apple	224,272	24,443,405

		24,443,405

Textiles, Apparel & Luxury Goods–2.22%
NIKE Class B	144,139	8,860,224
Ralph Lauren	3,190	307,069
†Under Armour Class A	55,306	4,691,608
VF	11,310	732,436

		14,591,337

Tobacco–0.59%
Altria Group	62,139	3,893,630

		3,893,630

Total Common Stock (Cost $468,967,760)		590,212,571

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–1.77%
SPDR® S&P 500 ETF Trust	56,700	$11,655,252

Total Exchange-Traded Fund (Cost $11,187,771)		11,655,252

MONEY MARKET FUND–8.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	56,115,658	56,115,657

Total Money Market Fund (Cost $56,115,657)		56,115,657

TOTAL VALUE OF SECURITIES–100.06% (Cost $536,271,188)	657,983,480
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(407,432)

NET ASSETS APPLICABLE TO 22,061,113 SHARES OUTSTANDING–100.00%	$657,576,048

†	Non-income producing for the period.

« Includes $3,442,091 cash collateral held at broker for futures contracts as of March 31, 2016.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
SPDR–Standard & Poor’s Depositary Receipt

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(403)	E-mini S&P 500 Index	$(39,884,439)	$(41,337,725)	6/20/16	$(1,453,286)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$536,271,188

Aggregate unrealized appreciation	$132,059,735
Aggregate unrealized depreciation	(10,347,443)

Net unrealized appreciation	$121,712,292

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$590,212,571
Exchange-Traded Fund	11,655,252
Money Market Fund	56,115,657

Total	$657,983,480

Futures Contracts	$(1,453,286)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–87.14%
Equity Funds–58.82%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	162,362	$6,827,985
LVIP MFS Value Fund	1,123,737	40,596,136
LVIP SSgA S&P 500 Index Fund	3,261,776	47,563,221
LVIP SSgA Small-Mid Cap 200 Fund	277,952	3,390,184
†LVIP T. Rowe Price Growth Stock Fund	1,606,638	50,541,617
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,302,510	27,412,626
LVIP Wellington Mid-Cap Value Fund	1,369,152	30,652,576

		206,984,345

Fixed Income Funds–28.32%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	3,576,143	49,779,909
LVIP SSgA Bond Index Fund	4,337,611	49,860,840

		99,640,749

Total Affiliated Investment Companies (Cost $306,115,399)		306,625,094

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–11.75%
Equity Funds–8.71%
Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	257,793	$6,836,674
**Invesco V.I. Diversified Dividend Fund	416,837	10,216,676
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	639,005	13,604,416

		30,657,766

Money Market Fund–3.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	10,691,754	10,691,754

		10,691,754

Total Unaffiliated Investment Companies (Cost $40,709,053)		41,349,520

TOTAL VALUE OF SECURITIES–98.89% (Cost $346,824,452)	347,974,614
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.11%	3,906,045

NET ASSETS APPLICABLE TO 37,204,347 SHARES OUTSTANDING–100.00%	$351,880,659

†	Non-income producing for the period.

*	Standard Class shares.

**	Series I shares.

Class 1 shares.

«	Includes $4,929,083 cash pledged as collateral for futures contracts as of March 31, 2016.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(141)	E-mini Russell 2000 Index	$(14,912,752)	$(15,645,360)	6/20/16	$(732,608)
(286)	E-mini S&P 500 Index	(28,305,206)	(29,336,450)	6/20/16	(1,031,244)

					$(1,763,852)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
VA–Variable Annuity
V.I.–Variable Insurance

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$346,824,452

Aggregate unrealized appreciation	$2,621,127
Aggregate unrealized depreciation	(1,470,965)

Net unrealized appreciation	$1,150,162

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$347,974,614

Futures Contracts	$(1,763,852)

There were no Level 3 investments at the end of the period.

During the period of March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 3/31/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$4,840,237	$1,897,422	$65,000	$(17,216)	$6,827,985	$—	$—
LVIP Delaware Bond Fund	36,677,316	13,713,935	1,628,715	(35,147)	49,779,909	—	—
LVIP MFS Value Fund	24,289,605	15,480,328	353,567	(44,575)	40,596,136	—	—
LVIP SSgA Bond Index Fund	36,699,629	13,713,935	1,798,655	(28,822)	49,860,840	—	—
LVIP SSgA S&P 500 Index Fund	34,195,251	12,799,673	603,520	(58,683)	47,563,221	—	—
LVIP SSgA Small-Mid Cap 200 Fund	2,388,653	914,262	89,051	(24,513)	3,390,184	—	—
LVIP T. Rowe Price Growth Stock Fund	41,800,001	14,927,142	4,513,461	(641,382)	50,541,617	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	21,916,933	7,920,702	2,867,910	(508,683)	27,412,626	—	—
LVIP Wellington Mid-Cap Value Fund	19,075,238	11,245,452	274,283	(46,706)	30,652,576	—	—

Total	$221,882,863	$92,612,851	$12,194,162	$(1,405,727)	$306,625,094	$—	$—

4. Subsequent Events

Effective May 1, 2016, the Fund added Milliman Financial Risk Management LLC as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP Wellington Capital Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.56%
Aerospace & Defense–0.69%
Lockheed Martin	13,865	$3,071,098

		3,071,098

Automobiles–0.83%
Harley-Davidson	71,910	3,691,140

		3,691,140

Beverages–2.91%
†Monster Beverage	57,547	7,675,619
PepsiCo	51,597	5,287,661

		12,963,280

Biotechnology–3.73%
†Celgene	19,425	1,944,248
Gilead Sciences	61,221	5,623,761
†Regeneron Pharmaceuticals	16,958	6,112,342
†Vertex Pharmaceuticals	36,798	2,925,073

		16,605,424

Building Products–1.51%
Fortune Brands Home & Security	120,496	6,752,596

		6,752,596

Chemicals–1.58%
Sherwin-Williams	24,741	7,043,020

		7,043,020

Commercial Services & Supplies–1.26%
†Stericycle	44,363	5,598,167

		5,598,167

Construction Materials–0.89%
Eagle Materials	56,756	3,979,163

		3,979,163

Diversified Financial Services–2.68%
Intercontinental Exchange	15,653	3,680,646
MarketAxess Holdings	33,354	4,163,580
MSCI	55,160	4,086,253

		11,930,479

Electrical Equipment–1.17%
AMETEK	104,626	5,229,207

		5,229,207

Electronic Equipment, Instruments & Components–1.37%
CDW	146,873	6,095,230

		6,095,230

Food & Staples Retailing–0.71%
CVS Health	30,340	3,147,168

		3,147,168

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products–1.81%
Mondelez International	201,254	$8,074,310

		8,074,310

Health Care Equipment & Supplies–3.19%
†Edwards Lifesciences	86,748	7,652,041
Medtronic	87,476	6,560,700

		14,212,741

Health Care Providers & Services–1.22%
UnitedHealth Group	42,159	5,434,295

		5,434,295

Health Care Technology–2.24%
†Cerner	91,638	4,853,148
†IMS Health Holdings	192,872	5,120,752

		9,973,900

Hotels, Restaurants & Leisure–3.47%
Dunkin’ Brands Group	75,545	3,563,458
Las Vegas Sands	103,080	5,327,174
Starbucks	47,572	2,840,048
Wyndham Worldwide	48,763	3,726,956

		15,457,636

Household Durables–4.60%
DR Horton	256,178	7,744,261
Harman International Industries	61,796	5,502,316
Lennar Class A	150,499	7,278,132

		20,524,709

Insurance–2.39%
†Markel	7,025	6,263,279
Marsh & McLennan	72,588	4,412,625

		10,675,904

Internet & Catalog Retail–5.46%
†Amazon.com	32,791	19,466,049
†Priceline Group	3,768	4,856,801

		24,322,850

Internet Software & Services–9.38%
†Alibaba Group Holding ADR	57,272	4,526,206
†Alphabet Class C	29,179	21,736,896
†Facebook Class A	118,532	13,524,501
†Zillow Group Class C	85,140	2,020,372

		41,807,975

IT Services–9.65%
†Alliance Data Systems	20,857	4,588,540
†Cognizant Technology Solutions
Class A	97,257	6,098,014
†FleetCor Technologies	44,779	6,660,876
Global Payments	71,167	4,647,205
MasterCard Class A	119,792	11,320,344

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Visa Class A	127,162	$9,725,350

		43,040,329

Life Sciences Tools & Services–1.29%
†Illumina	35,588	5,769,171

		5,769,171

Oil, Gas & Consumable Fuels–0.11%
†Cobalt International Energy	162,870	483,724

		483,724

Personal Products–1.92%
Estee Lauder Class A	90,810	8,564,291

		8,564,291

Pharmaceuticals–4.07%
†Allergan	25,100	6,727,553
Bristol-Myers Squibb	178,690	11,414,717

		18,142,270

Professional Services–7.00%
Equifax	59,761	6,830,085
†IHS Class A	50,083	6,218,305
Nielsen Holdings	152,961	8,054,926
†TransUnion	163,491	4,513,987
†Verisk Analytics Class A	69,952	5,590,564

		31,207,867

Real Estate Investment Trusts–1.54%
American Tower	67,218	6,881,107

		6,881,107

Road & Rail–1.19%
J.B. Hunt Transport Services	31,675	2,668,302
Kansas City Southern	30,773	2,629,553

		5,297,855

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–5.50%
†Adobe Systems	70,067	$6,572,285
†salesforce.com	93,096	6,873,278
†ServiceNow	96,019	5,874,442
†Workday Class A	67,760	5,206,678

		24,526,683

Specialty Retail–8.44%
†AutoZone	5,829	4,643,906
Home Depot	118,352	15,791,707
Lowe’s	109,020	8,258,265
†O’Reilly Automotive	15,570	4,260,886
Ross Stores	80,643	4,669,230

		37,623,994

Technology Hardware, Storage & Peripherals–3.77%
Apple	154,387	16,826,639

		16,826,639

Textiles, Apparel & Luxury Goods–1.99%
NIKE Class B	72,546	4,459,403
†Under Armour Class A	52,038	4,414,384

		8,873,787

Total Common Stock (Cost $326,875,068)		443,828,009

MONEY MARKET FUND–0.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	2,173,701	2,173,701

Total Money Market Fund (Cost $2,173,701)		2,173,701

TOTAL VALUE OF SECURITIES–100.05% (Cost $329,048,769)	446,001,710
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(214,206)

NET ASSETS APPLICABLE TO 11,801,114 SHARES OUTSTANDING–100.00%	$445,787,504

†	Non-income producing for the period.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$329,048,769

Aggregate unrealized appreciation	$126,699,920
Aggregate unrealized depreciation	(9,746,979)

Net unrealized appreciation	$116,952,941

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Common Stock	$443,828,009
Money Market Fund	2,173,701

Total	$446,001,710

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.01%
Aerospace & Defense–1.68%
Curtiss-Wright	4,726	$357,616
†Moog Class A	41,269	1,885,168
Orbital ATK	3,869	336,371

		2,579,155

Auto Components–1.05%
Goodyear Tire & Rubber	48,839	1,610,710

		1,610,710

Banks–7.13%
BankUnited	69,412	2,390,549
CIT Group	13,288	412,327
Comerica	77,338	2,928,790
IBERIABANK	18,592	953,212
South State	18,563	1,192,302
Zions Bancorporation	126,497	3,062,492

		10,939,672

Building Products–1.16%
Sanwa Holdings	238,670	1,774,995

		1,774,995

Capital Markets–0.63%
Raymond James Financial	20,354	969,054
†*@=Solar Cayman Escrow	26,800	5,789

		974,843

Chemicals–4.28%
Cabot	48,365	2,337,480
Celanese Class A	29,833	1,954,062
Methanex	70,964	2,279,364

		6,570,906

Communications Equipment–1.36%
†Arris International	19,543	447,926
Harris	21,019	1,636,539

		2,084,465

Containers & Packaging–1.43%
Bemis	38,930	2,015,795
Packaging Corp of America	3,103	187,421

		2,203,216

Diversified Financial Services–3.03%
†Markit	57,009	2,015,268
MSCI	35,663	2,641,915

		4,657,183

Electric Utilities–2.76%
Great Plains Energy	56,347	1,817,191
Portland General Electric	20,554	811,677
Westar Energy	32,404	1,607,562

		4,236,430

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–4.57%
†Generac Holdings	54,690	$2,036,656
Hubbell	32,458	3,438,276
†Sensata Technologies Holding	39,610	1,538,452

		7,013,384

Electronic Equipment, Instruments & Components–2.50%
†Arrow Electronics	59,641	3,841,477

		3,841,477

Energy Equipment & Services–0.06%
†Trican Well Service	104,604	95,845

		95,845

Food Products–1.91%
Ingredion	27,462	2,932,667

		2,932,667

Gas Utilities–2.49%
UGI	94,874	3,822,473

		3,822,473

Health Care Providers & Services–1.62%
†Brookdale Senior Living	44,373	704,643
†Envision Healthcare Holdings	87,221	1,779,308

		2,483,951

Hotels, Restaurants & Leisure–2.28%
Bloomin’ Brands	46,302	781,115
†Norwegian Cruise Line Holdings	49,332	2,727,566

		3,508,681

Household Durables–4.96%
DR Horton	42,262	1,277,580
Lennar	54,134	2,617,920
Newell Rubbermaid	38,881	1,722,040
PulteGroup	74,533	1,394,512
†Toll Brothers	20,331	599,968

		7,612,020

Insurance–9.17%
Argo Group International Holdings	38,686	2,220,190
CNO Financial Group	30,457	545,789
Hanover Insurance Group	27,367	2,469,051
Reinsurance Group of America	40,726	3,919,878
Unum Group	82,725	2,557,857
XL Group	64,355	2,368,264

		14,081,029

IT Services–1.46%
Booz Allen Hamilton Holding	73,983	2,240,205

		2,240,205

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–0.30%
†Performance Sports Group	143,069	$454,959

		454,959

Media–2.52%
Interpublic Group	86,357	1,981,893
Quebecor Class B	71,700	1,882,556

		3,864,449

Multi-Utilities–1.67%
Alliant Energy	34,537	2,565,408

		2,565,408

Oil, Gas & Consumable Fuels–6.81%
†Cobalt International Energy	150,768	447,781
†Diamondback Energy	52,759	4,071,940
Energen	30,267	1,107,470
HollyFrontier	12,467	440,334
†Newfield Exploration	75,873	2,522,777
QEP Resources	131,852	1,860,432

		10,450,734

Paper & Forest Products–2.15%
KapStone Paper and Packaging	40,508	561,036
†Louisiana-Pacific	160,206	2,742,727

		3,303,763

Pharmaceuticals–1.90%
Almirall	33,313	559,884
†Endo International	19,800	557,370
Ono Pharmaceutical	42,350	1,793,041

		2,910,295

Real Estate Investment Trusts–10.30%
American Assets Trust	37,109	1,481,391
Blackstone Mortgage Trust	42,707	1,147,110
Equity LifeStyle Properties	37,361	2,717,266
Extra Space Storage	21,026	1,965,090
Forest City Realty Trust	73,377	1,547,521
LaSalle Hotel Properties	60,083	1,520,701
PS Business Parks	23,659	2,377,966
Sovran Self Storage	10,555	1,244,962
STORE Capital	69,735	1,804,742

		15,806,749

Road & Rail–3.33%
†Genesee & Wyoming	34,433	2,158,949
†Hertz Global Holdings	104,700	1,102,491
Knight Transportation	33,643	879,764
Ryder System	15,120	979,474

		5,120,678

Semiconductors & Semiconductor Equipment–5.92%
†Microsemi	81,579	3,125,292
†Qorvo	44,000	2,218,040

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology ADR	54,672	$2,121,820
†Synaptics	20,395	1,626,297

		9,091,449

Software–1.46%
†Verint Systems	67,147	2,241,367

		2,241,367

Specialty Retail–1.71%
DSW Class A	95,043	2,626,989

		2,626,989

Textiles, Apparel & Luxury Goods–1.47%
†Global Brands Group Holding	15,187,575	1,840,361
Samsonite International	123,545	414,081

		2,254,442

Thrifts & Mortgage Finance–1.59%
EverBank Financial	73,080	1,102,777
Provident Financial Services	66,589	1,344,432

		2,447,209

Trading Companies & Distributors–0.55%
Rexel	21,677	309,685
†WESCO International	9,779	534,618

		844,303

Wireless Telecommunication Services–0.80%
Millicom International Cellular SDR	22,514	1,230,494

		1,230,494

Total Common Stock (Cost $127,734,569)		150,476,595

MONEY MARKET FUND–1.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	2,678,759	2,678,759

Total Money Market Fund (Cost $2,678,759)		2,678,759

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.75% (Cost $130,413,328)	$153,155,354
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	377,278

NET ASSETS APPLICABLE TO 6,869,921 SHARES OUTSTANDING–100.00%	$153,532,632

†	Non-income producing for the period.

*	Common Stock Unit.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $5,789, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $5,789, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	SEK	705,126	USD	(86,924)	4/4/16	$(56)
JPMC	EUR	(58,346)	USD	66,065	4/4/16	(335)
SSB	JPY	(8,257,134)	USD	73,642	4/4/16	264

						$(127)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
EUR–Euro
GSC–Goldman Sachs Capital
IT–Information Technology
JPMC–JPMorgan Chase Bank
JPY–Japanese Yen
SDR–Special Depositary Receipt
SEK–Swedish Krona
SSB–State Street Bank
USD–U.S. Dollar

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$130,413,328

Aggregate unrealized appreciation	$30,619,950
Aggregate unrealized depreciation	(7,877,924)

Net unrealized appreciation	$22,742,026

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$2,579,155	$—	$—	$2,579,155
Auto Components	1,610,710	—	—	1,610,710
Banks	10,939,672	—	—	10,939,672
Building Products	1,774,995	—	—	1,774,995
Capital Markets	969,054	—	5,789	974,843
Chemicals	6,570,906	—	—	6,570,906
Communications Equipment	2,084,465	—	—	2,084,465
Containers & Packaging	2,203,216	—	—	2,203,216
Diversified Financial Services	4,657,183	—	—	4,657,183
Electric Utilities	4,236,430	—	—	4,236,430
Electrical Equipment	7,013,384	—	—	7,013,384
Electronic Equipment, Instruments & Components	3,841,477	—	—	3,841,477
Energy Equipment & Services	95,845	—	—	95,845
Food Products	2,932,667	—	—	2,932,667
Gas Utilities	3,822,473	—	—	3,822,473
Health Care Providers & Services	2,483,951	—	—	2,483,951
Hotels, Restaurants & Leisure	3,508,681	—	—	3,508,681
Household Durables	7,612,020	—	—	7,612,020
Insurance	14,081,029	—	—	14,081,029
IT Services	2,240,205	—	—	2,240,205
Leisure Products	454,959	—	—	454,959
Media	3,864,449	—	—	3,864,449
Multi-Utilities	2,565,408	—	—	2,565,408
Oil, Gas & Consumable Fuels	10,450,734	—	—	10,450,734
Paper & Forest Products	3,303,763	—	—	3,303,763
Pharmaceuticals	2,910,295	—	—	2,910,295
Real Estate Investment Trusts	15,806,749	—	—	15,806,749
Road & Rail	5,120,678	—	—	5,120,678
Semiconductors & Semiconductor Equipment	9,091,449	—	—	9,091,449
Software	2,241,367	—	—	2,241,367
Specialty Retail	2,626,989	—	—	2,626,989
Textiles, Apparel & Luxury Goods	2,254,442	—	—	2,254,442
Thrifts & Mortgage Finance	2,447,209	—	—	2,447,209
Trading Companies & Distributors	844,303	—	—	844,303
Wireless Telecommunication Services	1,230,494	—	—	1,230,494
Money Market Fund	2,678,759	—	—	2,678,759

Total	$153,149,565	$—	$5,789	$153,155,354

Foreign Currency Exchange Contracts	$—	$(127)	$—	$(127)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Select Core Equity Managed Volatility Fund

(formerly, LVIP VIP Contrafund®Managed Volatility Portfolio)

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.50%
Equity Funds–93.98%
Fidelity®–
XVIP Contrafund® Portfolio	9,759,910	$298,262,847
XVIP Equity-Income Portfolio	6,544,516	127,748,961

		426,011,808

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	25,010,508	$25,010,508

		25,010,508

Total Investment Companies (Cost $467,266,660)		451,022,316

TOTAL VALUE OF SECURITIES–99.50% (Cost $467,266,660)	451,022,316
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	2,284,723

NET ASSETS APPLICABLE TO 41,678,324 SHARES OUTSTANDING–100.00%	$453,307,039

«	Includes $25,861 due to custodian, $321,602 foreign currencies due to broker, and $4,730,202 cash collateral held at broker for futures contracts as of March 31, 2016.

X	Initial Class.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(803,785)	$(808,481)	6/14/16	$(4,696)
(410)	E-mini S&P 500 Index	(40,577,221)	(42,055,750)	6/20/16	(1,478,529)
(40)	E-mini S&P MidCap 400 Index	(5,497,566)	(5,764,800)	6/20/16	(267,234)
(10)	Euro Currency	(1,403,907)	(1,426,500)	6/14/16	(22,593)
(40)	Euro STOXX 50 Index	(1,357,101)	(1,334,074)	6/20/16	23,027
(10)	FTSE 100 Index	(869,677)	(877,980)	6/20/16	(8,303)
(9)	Japanese Yen Currency	(997,567)	(1,001,700)	6/14/16	(4,133)
(7)	Nikkei 225 Index (OSE)	(1,026,592)	(1,042,427)	6/10/16	(15,835)

					$(1,778,296)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Fidelity® VIP Contrafund® Portfolio and the Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”).The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$467,266,660

Aggregate unrealized appreciation	$5,040,823
Aggregate unrealized depreciation	(21,285,167)

Net unrealized depreciation	$(16,244,344)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$451,022,316

Futures Contracts	$(1,778,296)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP Select Core Equity Managed Volatility Fund–2

LVIP VIP Mid Cap Managed Volatility Portfolio

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.44%
Equity Fund–93.76%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,502,569	$75,927,938

		75,927,938

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.18%)	4,603,984	$4,603,984

		4,603,984

Total Investment Companies (Cost $88,625,181)		80,531,922

TOTAL VALUE OF SECURITIES–99.44% (Cost $88,625,181)	80,531,922
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	452,881

NET ASSETS APPLICABLE TO 8,409,358 SHARES OUTSTANDING–100.00%	$80,984,803

«	Includes $941,034 cash collateral held at broker for futures contracts, $51,988 foreign currencies collateral due to broker for futures contracts as of March 31, 2016.

X	Initial Class.

The following futures contracts were outstanding at March 31, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(178,619)	$(179,663)	6/14/16	$(1,044)
(17)	E-mini Russell 2000 Index	(1,797,798)	(1,886,320)	6/20/16	(88,522)
(29)	E-mini S&P 500 Index	(2,870,096)	(2,974,675)	6/20/16	(104,579)
(29)	E-mini S&P MidCap 400 Index	(3,985,736)	(4,179,480)	6/20/16	(193,744)
(2)	Euro Currency	(280,781)	(285,300)	6/14/16	(4,519)
(7)	Euro STOXX 50 Index	(237,493)	(233,463)	6/20/16	4,030
(2)	FTSE 100 Index	(173,935)	(175,596)	6/20/16	(1,661)
(2)	Japanese Yen Currency	(221,682)	(222,600)	6/14/16	(918)
(2)	Nikkei 225 Index (OSE)	(293,312)	(297,836)	6/10/16	(4,524)

					$(395,481)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP VIP Mid Cap Managed Volatility Portfolio–1

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes

March 31, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP VIP Mid Cap Managed Volatility Portfolio (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® VIP Mid Cap Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,625,181

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(8,093,259)

Net unrealized depreciation	$(8,093,259)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Level 1
Investment Companies	$80,531,922

Futures Contracts	$(395,481)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

In March 2016, the Board of Trustees (the “Board”) of LVIP VIP Mid Cap Managed Volatility Portfolio approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the merger will be included in the proxy materials that will be mailed to contract holders.

LVIP VIP Mid Cap Managed Volatility Portfolio–2

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes (continued)

3. Subsequent Events (continued)

Effective May 1, 2016, the Fund added SSGA Funds Management, Inc. as an additional sub-adviser with additional portfolio managers and revised risks.

LVIP VIP Mid Cap Managed Volatility Portfolio–3

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date May 23, 2016

By (Signature and Title)* /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date May 23, 2016

*	Print the name and title of each signing officer under his or her signature.